UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2023

Date of reporting period:	April 30, 2023

ITEM 1 – REPORT TO STOCKHOLDERS
Principal Funds
Semiannual Report
April 30, 2023
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 123
Schedules of Investments 166
Financial Highlights (includes performance information) 423
Shareholder Expense Example 587
Supplemental Information 597

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ..........................................................
$ 618,962 $ 11,025,024 $ 739,253
Investment in affiliated Funds--at cost ....................................................
$ – $ 352,410 $ 31,556
Assets
Investment in securities--at value  .......................................................... $ 606,858 $ 9,943,155
(a)
$ 689,411
(a)
Investment in affiliated Funds--at value ..................................................... – 352,410 31,556
Cash ......................................................................................... 18 42,061 65
Receivables:
Dividends and interest ................................................................. 8,552 70,150 4,300
Expense reimbursement from Manager ............................................... 7 24 39
Expense reimbursement from Distributor ............................................. – 1 2
Fund shares sold ....................................................................... 3,210 30,596 938
Investment securities sold ............................................................. – – 1,378
Variation margin on futures ........................................................... – – 151
Other assets .................................................................................. – – 7
Prepaid expenses ............................................................................
15 61 16
Total Assets   618,660 10,438,458 727,863
Liabilities
Accrued management and investment advisory fees ........................................ 193 3,123 247
Accrued administrative service fees ........................................................ – 3 2
Accrued distribution fees .................................................................... 89 72 32
Accrued service fees ........................................................................ – 10 13
Accrued transfer agent fees ................................................................. 51 226 204
Accrued directors' expenses ................................................................. 3 6 2
Accrued professional fees ................................................................... 22 26 23
Payables:
Dividends payable ..................................................................... 1,277 24,868 –
Fund shares redeemed ................................................................. 1,315 4,992 354
Interest expense and fees payable ..................................................... 401 – –
Interfund borrowing ................................................................... 100 – –
Investment securities purchased ...................................................... – 38,356 74,976
Variation margin on futures ........................................................... – – 11
Variation margin on swaps ............................................................ – – 143
Collateral obligation on securities loaned, at value ......................................... – 14,201 31,795
Floating rate notes issued ...................................................................
25,520 – –
Total Liabilities
28,971 85,883 107,802
Net Assets Applicable to Outstanding Shares ............................................
$ 589,689 $ 10,352,575 $ 620,061
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 638,295 $ 11,594,044 $ 714,386
Total distributable earnings (accumulated loss) .............................................
(48,606) (1,241,469) (94,325)
Total Net Assets
$ 589,689 $ 10,352,575 $ 620,061

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 331,194 $ 204,067 $ 72,762
Shares Issued and Outstanding ........................................................ 33,821 23,650 7,832
Net Asset Value per share ............................................................. $ 9 .79
(b)
$ 8 .63
(b)
$ 9 .29
(b)
Maximum Offering Price ..............................................................
$ 10 .17 $ 8 .83 $ 9 .65
Class C : Net Assets .......................................................................... $ 25,428 $ 16,724 N/A
Shares Issued and Outstanding ........................................................ 2,591 1,925
Net Asset Value per share .............................................................
$ 9 .81
(b)
$ 8 .69
(b)
Class J : Net Assets .......................................................................... N/A $ 88,846 $ 107,461
Shares Issued and Outstanding ........................................................ 10,270 11,472
Net Asset Value per share .............................................................
$ 8 .65
(b)
$ 9 .37
(b)
Institutional : Net Assets ..................................................................... $ 233,067 $ 778,233 $ 377,347
Shares Issued and Outstanding ........................................................ 23,781 89,878 40,641
Net Asset Value per share .............................................................
$ 9 .80 $ 8 .66 $ 9 .28
R-1 : Net Assets .............................................................................. N/A $ 7,468 $ 3,034
Shares Issued and Outstanding ........................................................ 862 327
Net Asset Value per share .............................................................
$ 8 .66 $ 9 .28
R-3 : Net Assets .............................................................................. N/A $ 9,798 $ 15,050
Shares Issued and Outstanding ........................................................ 1,128 1,633
Net Asset Value per share .............................................................
$ 8 .68 $ 9 .22
R-4 : Net Assets .............................................................................. N/A $ 9,006 $ 4,346
Shares Issued and Outstanding ........................................................ 1,039 460
Net Asset Value per share .............................................................
$ 8 .67 $ 9 .44
R-5 : Net Assets .............................................................................. N/A $ 20,938 $ 40,061
Shares Issued and Outstanding ........................................................ 2,421 4,341
Net Asset Value per share .............................................................
$ 8 .65 $ 9 .23
R-6 : Net Assets .............................................................................. N/A $ 9,217,495 N/A
Shares Issued and Outstanding ........................................................ 1,065,776
Net Asset Value per share .............................................................
$ 8 .65
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Investment in securities--at cost ..........................................................
$ 3,215,628 $ 4,232,744 $ 5,311,132
Investment in affiliated Funds--at cost ....................................................
$ 98,179 $ 115,106 $ 164,329
Foreign currency--at cost ..................................................................
$ 6,334 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 2,914,275
(a)
$ 4,682,576
(a)
$ 8,846,671
(a)
Investment in affiliated Funds--at value ..................................................... 98,179 115,106 164,329
Foreign currency--at value .................................................................. 6,298 – –
Cash ......................................................................................... 1,168 – 1,940
Deposits with counterparty .................................................................. 1,896 – –
Receivables:
Dividends and interest ................................................................. 34,423 24,522 17,642
Expense reimbursement from Manager ............................................... 115 20 152
Expense reimbursement from Distributor ............................................. – 2 1
Foreign currency contracts ........................................................... 126 – –
Fund shares sold ....................................................................... 2,239 1,310 2,657
Investment securities sold ............................................................. 16,943 27,789 –
Other assets .................................................................................. – 5 30
Total Assets   3,075,662 4,851,330 9,033,422
Liabilities
Accrued management and investment advisory fees ........................................ 1,626 2,873 3,760
Accrued administrative service fees ........................................................ – 1 4
Accrued distribution fees .................................................................... 417 65 333
Accrued service fees ........................................................................ – 8 42
Accrued transfer agent fees ................................................................. 630 314 996
Accrued directors' expenses ................................................................. 5 3 18
Accrued foreign tax ......................................................................... – 544 –
Accrued professional fees ................................................................... 34 45 31
Accrued other expenses ..................................................................... 169 48 6
Cash overdraft ............................................................................... – 3,808 –
Payables:
Foreign currency contracts ............................................................ 97 – –
Fund shares redeemed ................................................................. 2,952 2,488 5,762
Investment securities purchased ...................................................... 19,994 17,908 –
IRS closing agreement fees related to foreign tax reclaims ........................... – 2,737 –
Unrealized loss on unfunded commitments ........................................... 20 – –
Variation margin on futures ........................................................... 29 – –
Collateral obligation on securities loaned, at value ......................................... 25,293 62,370 11
Total Liabilities
51,266 93,212 10,963
Net Assets Applicable to Outstanding Shares ............................................
$ 3,024,396 $ 4,758,118 $ 9,022,459
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,189,874 $ 4,485,347 $ 5,324,395
Total distributable earnings (accumulated loss) .............................................
(1,165,478) 272,771 3,698,064
Total Net Assets
$ 3,024,396 $ 4,758,118 $ 9,022,459

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,150,000 3,875,000 1,600,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 1,131,049 $ 217,063 $ 1,181,391
Shares Issued and Outstanding ........................................................ 95,171 17,213 33,341
Net Asset Value per share ............................................................. $ 11.88
(b)
$ 12.61
(b)
$ 35.43
(b)
Maximum Offering Price ..............................................................
$ 12.34 $ 13.34 $ 37.49
Class C: Net Assets .......................................................................... $ 218,599 N/A $ 90,802
Shares Issued and Outstanding ........................................................ 18,509 2,646
Net Asset Value per share .............................................................
$ 11.81
(b)
$ 34.31
(b)
Class J: Net Assets .......................................................................... N/A $ 146,105 $ 79,851
Shares Issued and Outstanding ........................................................ 11,764 2,251
Net Asset Value per share .............................................................
$ 12.42
(b)
$ 35.48
(b)
Institutional: Net Assets ..................................................................... $ 1,633,586 $ 439,237 $ 7,464,361
Shares Issued and Outstanding ........................................................ 138,259 35,093 210,326
Net Asset Value per share .............................................................
$ 11.82 $ 12.52 $ 35.49
R-1 : Net Assets .............................................................................. N/A $ 2,327 $ 1,975
Shares Issued and Outstanding ........................................................ 185 56
Net Asset Value per share .............................................................
$ 12.58 $ 35.26
R-3: Net Assets .............................................................................. N/A $ 9,614 $ 28,977
Shares Issued and Outstanding ........................................................ 764 821
Net Asset Value per share .............................................................
$ 12.58 $ 35.30
R-4: Net Assets .............................................................................. N/A $ 7,122 $ 25,187
Shares Issued and Outstanding ........................................................ 557 712
Net Asset Value per share .............................................................
$ 12.79 $ 35.39
R-5: Net Assets .............................................................................. N/A $ 22,134 $ 149,915
Shares Issued and Outstanding ........................................................ 1,738 4,230
Net Asset Value per share .............................................................
$ 12.73 $ 35.44
R-6: Net Assets .............................................................................. $ 41,162 $ 3,914,516 N/A
Shares Issued and Outstanding ........................................................ 3,487 312,579
Net Asset Value per share .............................................................
$ 11.80 $ 12.52
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Investment in securities--at cost ..........................................................
$ 395,684 $ 213,810 $ 1,957,125
Investment in affiliated Funds--at cost ....................................................
$ 32,683 $ 4,795 $ 24,296
Foreign currency--at cost ..................................................................
$ 574 $ 322 $ –
Assets
Investment in securities--at value  .......................................................... $ 388,048 $ 222,743
(a)
$ 2,159,716
(a)
Investment in affiliated Funds--at value ..................................................... 32,683 4,795 24,296
Foreign currency--at value .................................................................. 573 322 –
Cash ......................................................................................... 4,109 1 –
Deposits with counterparty .................................................................. 14,727 – –
Receivables:
Dividends and interest ................................................................. 7,405 230 6,307
Expense reimbursement from Manager ............................................... 23 44 80
Expense reimbursement from Distributor ............................................. – 1 –
Foreign currency contracts ........................................................... 639 – –
Foreign tax refund ..................................................................... – 39 –
Fund shares sold ....................................................................... 1,093 204 2,213
Investment securities sold ............................................................. 1,579 3,228 6,287
Variation margin on swaps ............................................................ 38 – –
Other assets .................................................................................. 1 – –
Prepaid expenses ............................................................................

Total Assets   450,918 231,612 2,198,899
Liabilities
Accrued management and investment advisory fees ........................................ 270 185 1,542
Accrued administrative service fees ........................................................ – 1 –
Accrued distribution fees .................................................................... – 25 16
Accrued service fees ........................................................................ – 3 2
Accrued transfer agent fees ................................................................. 56 110 446
Accrued directors' expenses ................................................................. 2 2 4
Accrued foreign tax ......................................................................... – 768 –
Accrued professional fees ................................................................... 25 18 24
Accrued other expenses ..................................................................... 32 – 175
Cash overdraft ............................................................................... – – 1,569
Payables:
Foreign currency contracts ............................................................ 415 – –
Fund shares redeemed ................................................................. 325 63 1,463
Investment securities purchased ...................................................... 8,344 3,873 3,119
IRS closing agreement fees related to foreign tax reclaims ........................... – – 3
OTC swap agreements--at value (premiums received $407, $0 and $0) ............. 458 – –
Variation margin on futures ........................................................... 77 – –
Variation margin on swaps ............................................................ 557 – –
Collateral obligation on securities loaned, at value ......................................... – 294 7,853
Total Liabilities
10,561 5,342 16,216
Net Assets Applicable to Outstanding Shares ............................................
$ 440,357 $ 226,270 $ 2,182,683
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 559,390 $ 233,271 $ 2,046,390
Total distributable earnings (accumulated loss) .............................................
(119,033) (7,001) 136,293
Total Net Assets
$ 440,357 $ 226,270 $ 2,182,683

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 875,000 1,350,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 70,546 $ 77,057
Shares Issued and Outstanding ........................................................ 3,048 9,355
Net Asset Value per share ............................................................. $ 23.14
(b)
$ 8.24
(b)
Maximum Offering Price ..............................................................
$ 24.49 $ 8.72
Class J: Net Assets .......................................................................... N/A $ 70,255 N/A
Shares Issued and Outstanding ........................................................ 3,173
Net Asset Value per share .............................................................
$ 22.14
(b)
Institutional: Net Assets ..................................................................... $ 440,357 $ 68,177 $ 1,395,732
Shares Issued and Outstanding ........................................................ 50,716 2,983 155,869
Net Asset Value per share .............................................................
$ 8.68 $ 22.85 $ 8.95
R-1: Net Assets .............................................................................. N/A $ 1,206 N/A
Shares Issued and Outstanding ........................................................ 53
Net Asset Value per share .............................................................
$ 22.77
R-3: Net Assets .............................................................................. N/A $ 4,393 $ 722
Shares Issued and Outstanding ........................................................ 192 81
Net Asset Value per share .............................................................
$ 22.84 $ 8.91
R-4: Net Assets .............................................................................. N/A $ 2,498 $ 606
Shares Issued and Outstanding ........................................................ 109 68
Net Asset Value per share .............................................................
$ 22.99 $ 8.92
R-5: Net Assets .............................................................................. N/A $ 5,177 $ 6,898
Shares Issued and Outstanding ........................................................ 225 772
Net Asset Value per share .............................................................
$ 22.96 $ 8.93
R-6: Net Assets .............................................................................. N/A $ 4,018 $ 701,668
Shares Issued and Outstanding ........................................................ 176 78,324
Net Asset Value per share .............................................................
$ 22.87 $ 8.96
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Investment in securities--at cost ..........................................................
$ 707,118 $ 3,361,833 $ 3,402,094
Investment in affiliated Funds--at cost ....................................................
$ 18,145 $ – $ 95,799
Assets
Investment in securities--at value  .......................................................... $ 637,528
(a)
$ 3,361,833 $ 3,128,085
(a)
Investment in affiliated Funds--at value ..................................................... 18,145 – 95,799
Cash ......................................................................................... 5 224 1,310
Deposits with counterparty .................................................................. 1,296 – 543
Receivables:
Dividends and interest ................................................................. 1,992 1,825 47,990
Expense reimbursement from Manager ............................................... 7 41 39
Expense reimbursement from Distributor ............................................. 1 – –
Fund shares sold ....................................................................... 1,555 – 1,323
Variation margin on futures ........................................................... 446 – –
Variation margin on swaps ............................................................ – – 22
Other assets .................................................................................. 19 – –
Prepaid expenses ............................................................................

Total Assets   660,994 3,363,939 3,275,111
Liabilities
Accrued management and investment advisory fees ........................................ 247 428 1,575
Accrued administrative service fees ........................................................ 1 – –
Accrued distribution fees .................................................................... 32 – –
Accrued service fees ........................................................................ 4 – –
Accrued transfer agent fees ................................................................. 164 2 20
Accrued directors' expenses ................................................................. 4 6 4
Accrued professional fees ................................................................... 22 22 26
Accrued other expenses ..................................................................... – – 13
Payables:
Dividends payable ..................................................................... 1,272 12,422 –
Fund shares redeemed ................................................................. 540 – 535
Investment securities purchased ...................................................... 35,113 – 35,570
Unrealized loss on unfunded commitments ........................................... – – 14
Variation margin on futures ........................................................... 61 – –
Collateral obligation on securities loaned, at value ......................................... 6,461 – 46,153
Total Liabilities
43,921 12,880 83,910
Net Assets Applicable to Outstanding Shares ............................................
$ 617,073 $ 3,351,059 $ 3,191,201
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 859,604 $ 3,350,960 $ 3,893,853
Total distributable earnings (accumulated loss) .............................................
(242,531) 99 (702,652)
Total Net Assets
$ 617,073 $ 3,351,059 $ 3,191,201

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,025,000 20,400,000 700,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 168,527 N/A N/A
Shares Issued and Outstanding ........................................................ 18,587
Net Asset Value per share ............................................................. $ 9.07
(b)
Maximum Offering Price ..............................................................
$ 9.28
Class J: Net Assets .......................................................................... $ 79,101 N/A N/A
Shares Issued and Outstanding ........................................................ 8,700
Net Asset Value per share .............................................................
$ 9.09
(b)
Institutional: Net Assets ..................................................................... $ 349,328 $ 3,097 $ 3,191,201
Shares Issued and Outstanding ........................................................ 38,457 3,097 397,239
Net Asset Value per share .............................................................
$ 9.08 $ 1.00 $ 8.03
R-1: Net Assets .............................................................................. $ 2,554 N/A N/A
Shares Issued and Outstanding ........................................................ 281
Net Asset Value per share .............................................................
$ 9.09
R-3: Net Assets .............................................................................. $ 3,335 N/A N/A
Shares Issued and Outstanding ........................................................ 367
Net Asset Value per share .............................................................
$ 9.09
R-4: Net Assets .............................................................................. $ 4,813 N/A N/A
Shares Issued and Outstanding ........................................................ 529
Net Asset Value per share .............................................................
$ 9.09
R-5: Net Assets .............................................................................. $ 9,415 N/A N/A
Shares Issued and Outstanding ........................................................ 1,035
Net Asset Value per share .............................................................
$ 9.10
R-6: Net Assets .............................................................................. N/A $ 3,347,962 N/A
Shares Issued and Outstanding ........................................................ 3,347,863
Net Asset Value per share .............................................................
$ 1.00
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund International Fund I
Investment in securities--at cost ..........................................................
$ 2,360,537 $ 1,737,312 $ 286,215
Investment in affiliated Funds--at cost ....................................................
$ 65,942 $ 4,121 $ 7,924
Foreign currency--at cost ..................................................................
$ – $ 967 $ 630
Assets
Investment in securities--at value  .......................................................... $ 2,150,016
(a)
$ 1,639,732 $ 312,716
(a)
Investment in affiliated Funds--at value ..................................................... 65,942 4,121 7,924
Foreign currency--at value .................................................................. – 967 616
Cash ......................................................................................... 535 – –
Deposits with counterparty .................................................................. – 3,465 –
Receivables:
Dividends and interest ................................................................. 33,166 2,427 688
Expense reimbursement from Manager ............................................... 32 – 11
Foreign currency contracts ........................................................... 79 – –
Fund shares sold ....................................................................... 23,756 1,501 65
Investment securities sold ............................................................. 931 27,577 –
Variation margin on futures ........................................................... – 107 –
Variation margin on swaps ............................................................ – 7 –
Total Assets   2,274,457 1,679,904 322,020
Liabilities
Accrued management and investment advisory fees ........................................ 932 499 169
Accrued administrative service fees ........................................................ – 1 –
Accrued distribution fees .................................................................... 120 4 1
Accrued service fees ........................................................................ – 3 1
Accrued transfer agent fees ................................................................. 598 12 9
Accrued directors' expenses ................................................................. 4 2 1
Accrued foreign tax ......................................................................... – – 82
Accrued professional fees ................................................................... 25 23 17
Accrued other expenses ..................................................................... 29 10 16
Cash overdraft ............................................................................... – 4 32
Deposits from counterparty ................................................................. – 40 –
Payables:
Dividends payable ..................................................................... 10,073 – –
Foreign currency contracts ............................................................ 33 7 –
Fund shares redeemed ................................................................. 3,212 595 478
Investment securities purchased ...................................................... 9,796 65,024 –
Options and swaptions contracts written  (premiums received $ 0 , $ 212 and $ 0 ) ..... – 147 –
Variation margin on futures ........................................................... – 233 –
Variation margin on swaps ............................................................ – 207 –
Collateral obligation on securities loaned, at value ......................................... 22,665 – 5,239
Total Liabilities
47,487 66,811 6,045
Net Assets Applicable to Outstanding Shares ............................................
$ 2,226,970 $ 1,613,093 $ 315,975
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,694,433 $ 1,749,806 $ 311,689
Total distributable earnings (accumulated loss) .............................................
(467,463) (136,713) 4,286
Total Net Assets
$ 2,226,970 $ 1,613,093 $ 315,975

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,750,000 850,000 600,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 442,349 N/A N/A
Shares Issued and Outstanding ........................................................ 67,691
Net Asset Value per share ............................................................. $ 6 .53
(b)
Maximum Offering Price ..............................................................
$ 6 .78
Class C : Net Assets .......................................................................... $ 35,872 N/A N/A
Shares Issued and Outstanding ........................................................ 5,415
Net Asset Value per share .............................................................
$ 6 .62
(b)
Class J : Net Assets .......................................................................... N/A $ 17,460 N/A
Shares Issued and Outstanding ........................................................ 2,332
Net Asset Value per share .............................................................
$ 7 .49
(b)
Institutional : Net Assets ..................................................................... $ 1,171,613 $ 1,580,879 $ 100,951
Shares Issued and Outstanding ........................................................ 180,886 198,747 7,698
Net Asset Value per share .............................................................
$ 6 .48 $ 7 .95 $ 13 .11
R-1 : Net Assets .............................................................................. N/A $ 740 $ 1,097
Shares Issued and Outstanding ........................................................ 101 84
Net Asset Value per share .............................................................
$ 7 .34 $ 13 .10
R-3 : Net Assets .............................................................................. N/A $ 5,183 $ 1,420
Shares Issued and Outstanding ........................................................ 688 108
Net Asset Value per share .............................................................
$ 7 .53 $ 13 .13
R-4 : Net Assets .............................................................................. N/A $ 4,197 $ 546
Shares Issued and Outstanding ........................................................ 549 42
Net Asset Value per share .............................................................
$ 7 .65 $ 13 .14
R-5 : Net Assets .............................................................................. N/A $ 4,634 $ 2,227
Shares Issued and Outstanding ........................................................ 597 169
Net Asset Value per share .............................................................
$ 7 .76 $ 13 .14
R-6 : Net Assets .............................................................................. $ 577,136 N/A $ 209,734
Shares Issued and Outstanding ........................................................ 89,103 15,999
Net Asset Value per share .............................................................
$ 6 .48 $ 13 .11
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ..........................................................
$ 7,805,281 $ 2,753,837 $ 2,610,970
Investment in affiliated Funds--at cost ....................................................
$ 278,860 $ 129,728 $ 64,236
Assets
Investment in securities--at value  .......................................................... $ 10,227,460
(a)
$ 6,072,551
(a)
$ 2,781,381
(a)
Investment in affiliated Funds--at value ..................................................... 278,860 129,728 64,236
Cash ......................................................................................... – 533 330
Deposits with counterparty .................................................................. 5,118 7,224 1,098
Receivables:
Dividends and interest ................................................................. 2,523 4,631 1,803
Expense reimbursement from Manager ............................................... 134 4 143
Expense reimbursement from Distributor ............................................. 5 14 1
Fund shares sold ....................................................................... 2,032 3,802 758
Investment securities sold ............................................................. 14,533 – 21,933
Variation margin on futures ........................................................... 794 1,129 170
Other assets .................................................................................. 13 3 1
Prepaid expenses ............................................................................
26 61 3
Total Assets   10,531,498 6,219,680 2,871,857
Liabilities
Accrued management and investment advisory fees ........................................ 5,023 681 1,675
Accrued administrative service fees ........................................................ 8 16 1
Accrued distribution fees .................................................................... 139 254 13
Accrued service fees ........................................................................ 58 108 4
Accrued transfer agent fees ................................................................. 727 454 77
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 12 8 4
Accrued professional fees ................................................................... 35 17 16
Cash overdraft ............................................................................... 16 – –
Payables:
Fund shares redeemed ................................................................. 5,424 18,037 1,053
Investment securities purchased ...................................................... 10,357 – 17,500
Collateral obligation on securities loaned, at value ......................................... 12,594 397 834
Total Liabilities
34,394 19,972 21,177
Net Assets Applicable to Outstanding Shares ............................................
$ 10,497,104 $ 6,199,708 $ 2,850,680
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 7,644,456 $ 2,806,757 $ 2,651,291
Total distributable earnings (accumulated loss) .............................................
2,852,648 3,392,951 199,389
Total Net Assets
$ 10,497,104 $ 6,199,708 $ 2,850,680

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 414,431 $ 578,903 N/A
Shares Issued and Outstanding ........................................................ 29,485 27,552
Net Asset Value per share ............................................................. $ 14.06
(b)
$ 21.01
(b)
Maximum Offering Price ..............................................................
$ 14.88 $ 21.33
Class C: Net Assets .......................................................................... N/A $ 43,644 N/A
Shares Issued and Outstanding ........................................................ 2,146
Net Asset Value per share .............................................................
$ 20.33
(b)
Class J: Net Assets .......................................................................... $ 292,812 $ 872,157 $ 82,873
Shares Issued and Outstanding ........................................................ 27,368 42,087 4,961
Net Asset Value per share .............................................................
$ 10.70
(b)
$ 20.72
(b)
$ 16.70
(b)
Institutional: Net Assets ..................................................................... $ 2,559,502 $ 4,189,733 $ 2,750,546
Shares Issued and Outstanding ........................................................ 170,322 199,364 161,366
Net Asset Value per share .............................................................
$ 15.03 $ 21.02 $ 17.05
R-1: Net Assets .............................................................................. $ 9,958 $ 12,768 $ 3,787
Shares Issued and Outstanding ........................................................ 903 609 223
Net Asset Value per share .............................................................
$ 11.03 $ 20.95 $ 16.97
R-3: Net Assets .............................................................................. $ 61,805 $ 140,088 $ 6,379
Shares Issued and Outstanding ........................................................ 4,951 6,649 352
Net Asset Value per share .............................................................
$ 12.48 $ 21.07 $ 18.13
R-4: Net Assets .............................................................................. $ 48,102 $ 108,198 $ 1,101
Shares Issued and Outstanding ........................................................ 3,686 5,116 65
Net Asset Value per share .............................................................
$ 13.05 $ 21.15 $ 17.04
R-5: Net Assets .............................................................................. $ 163,642 $ 254,217 $ 5,994
Shares Issued and Outstanding ........................................................ 11,680 11,873 348
Net Asset Value per share .............................................................
$ 14.01 $ 21.41 $ 17.24
R-6: Net Assets .............................................................................. $ 6,946,852 N/A N/A
Shares Issued and Outstanding ........................................................ 461,473
Net Asset Value per share .............................................................
$ 15.05
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ..........................................................
$ 10,179,273 $ 203,428 $ 979,673
Investment in affiliated Funds--at cost ....................................................
$ 1,106 $ 12,845 $ 41,500
Investment in affiliated securities--at cost ................................................
$ 85,844 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 18,611,202
(a)
$ 219,288
(a)
$ 1,162,259
(a)
Investment in affiliated Funds--at value ..................................................... 1,106 12,845 41,500
Investment in affiliated securities--at value ................................................. 59,996 – –
Cash ......................................................................................... 112 – –
Deposits with counterparty .................................................................. – – 518
Receivables:
Dividends and interest ................................................................. 3,384 54 370
Expense reimbursement from Manager ............................................... – 5 20
Expense reimbursement from Distributor ............................................. 5 1 1
Fund shares sold ....................................................................... 19,503 201 121
Investment securities sold ............................................................. 9,997 8,147 2,566
Variation margin on futures ........................................................... – – 80
Other assets .................................................................................. 5 – –
Prepaid expenses ............................................................................

Total Assets   18,705,310 240,543 1,207,435
Liabilities
Accrued management and investment advisory fees ........................................ 8,838 122 797
Accrued administrative service fees ........................................................ 25 1 1
Accrued distribution fees .................................................................... 442 14 6
Accrued service fees ........................................................................ 84 6 2
Accrued transfer agent fees ................................................................. 2,768 47 16
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 27 1 3
Accrued professional fees ................................................................... 23 14 16
Accrued other expenses ..................................................................... 440 – –
Payables:
Fund shares redeemed ................................................................. 14,352 304 556
Investment securities purchased ...................................................... 8,656 8,771 783
Collateral obligation on securities loaned, at value ......................................... 475 5,581 4,040
Total Liabilities
36,131 14,861 6,220
Net Assets Applicable to Outstanding Shares ............................................
$ 18,669,179 $ 225,682 $ 1,201,215
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 10,094,292 $ 247,262 $ 1,004,001
Total distributable earnings (accumulated loss) .............................................
8,574,887 (21,580) 197,214
Total Net Assets
$ 18,669,179 $ 225,682 $ 1,201,215

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,666,683 N/A N/A
Shares Issued and Outstanding ........................................................ 51,594
Net Asset Value per share ............................................................. $ 32 .30
(b)
Maximum Offering Price ..............................................................
$ 34 .18
Class C : Net Assets .......................................................................... $ 36,782 N/A N/A
Shares Issued and Outstanding ........................................................ 1,348
Net Asset Value per share .............................................................
$ 27 .28
(b)
Class J : Net Assets .......................................................................... $ 306,974 $ 80,383 $ 40,634
Shares Issued and Outstanding ........................................................ 9,920 13,706 5,424
Net Asset Value per share .............................................................
$ 30 .95
(b)
$ 5 .86
(b)
$ 7 .49
(b)
Institutional : Net Assets ..................................................................... $ 10,499,797 $ 117,469 $ 1,151,635
Shares Issued and Outstanding ........................................................ 312,337 13,286 104,703
Net Asset Value per share .............................................................
$ 33 .62 $ 8 .84 $ 11 .00
R-1 : Net Assets .............................................................................. $ 85,996 $ 926 $ 1,184
Shares Issued and Outstanding ........................................................ 3,006 154 162
Net Asset Value per share .............................................................
$ 28 .61 $ 6 .02 $ 7 .29
R-3 : Net Assets .............................................................................. $ 46,330 $ 17,346 $ 3,398
Shares Issued and Outstanding ........................................................ 1,487 2,231 359
Net Asset Value per share .............................................................
$ 31 .16 $ 7 .78 $ 9 .47
R-4 : Net Assets .............................................................................. $ 50,309 $ 4,850 $ 1,521
Shares Issued and Outstanding ........................................................ 1,524 565 151
Net Asset Value per share .............................................................
$ 33 .00 $ 8 .59 $ 10 .09
R-5 : Net Assets .............................................................................. $ 232,068 $ 4,708 $ 2,843
Shares Issued and Outstanding ........................................................ 7,062 513 260
Net Asset Value per share .............................................................
$ 32 .86 $ 9 .17 $ 10 .94
R-6 : Net Assets .............................................................................. $ 5,744,240 N/A N/A
Shares Issued and Outstanding ........................................................ 170,668
Net Asset Value per share .............................................................
$ 33 .66
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ..........................................................
$ 1,022,222 $ 3,578,261 $ 962,947
Investment in affiliated Funds--at cost ....................................................
$ 33,425 $ 112,796 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,261,026
(a)
$ 3,736,130
(a)
$ 962,947
Investment in affiliated Funds--at value ..................................................... 33,425 112,796 –
Cash ......................................................................................... – 22 49
Deposits with counterparty .................................................................. 1,987 1,123 –
Receivables:
Dividends and interest ................................................................. 601 2,473 40
Expense reimbursement from Manager ............................................... – 96 2
Expense reimbursement from Distributor ............................................. 2 3 76
Fund shares sold ....................................................................... 1,022 1,269 7,063
Investment securities sold ............................................................. 247 2,933 –
Variation margin on futures ........................................................... 306 174 –
Other assets .................................................................................. – – 26
Prepaid expenses ............................................................................
1 – 63
Total Assets   1,298,617 3,857,019 970,266
Liabilities
Accrued management and investment advisory fees ........................................ 160 1,999 311
Accrued administrative service fees ........................................................ 7 2 –
Accrued distribution fees .................................................................... 35 36 76
Accrued service fees ........................................................................ 43 11 –
Accrued transfer agent fees ................................................................. 62 280 255
Accrued directors' expenses ................................................................. 2 6 4
Accrued professional fees ................................................................... 16 12 22
Accrued other expenses ..................................................................... – 98 –
Payables:
Dividends payable ..................................................................... – – 2,935
Fund shares redeemed ................................................................. 3,599 3,269 1,672
Investment securities purchased ...................................................... – 3,092 –
Collateral obligation on securities loaned, at value ......................................... 3,910 2,539 –
Total Liabilities
7,834 11,344 5,275
Net Assets Applicable to Outstanding Shares ............................................
$ 1,290,783 $ 3,845,675 $ 964,991
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,043,043 $ 3,600,367 $ 964,991
Total distributable earnings (accumulated loss) .............................................
247,740 245,308 –
Total Net Assets
$ 1,290,783 $ 3,845,675 $ 964,991

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 46,404 $ 343,783
Shares Issued and Outstanding ........................................................ 2,974 343,783
Net Asset Value per share ............................................................. $ 15.60
(b)
$ 1.00
(b)
Maximum Offering Price ..............................................................
$ 16.51 $ 1.00
Class J: Net Assets .......................................................................... $ 130,600 $ 180,986 $ 621,208
Shares Issued and Outstanding ........................................................ 6,719 11,742 621,208
Net Asset Value per share .............................................................
$ 19.44
(b)
$ 15.41
(b)
$ 1.00
(b)
Institutional: Net Assets ..................................................................... $ 183,767 $ 1,278,375 N/A
Shares Issued and Outstanding ........................................................ 9,072 81,739
Net Asset Value per share .............................................................
$ 20.26 $ 15.64
R-1: Net Assets .............................................................................. $ 5,656 $ 2,461 N/A
Shares Issued and Outstanding ........................................................ 282 167
Net Asset Value per share .............................................................
$ 20.03 $ 14.78
R-3: Net Assets .............................................................................. $ 65,964 $ 11,469 N/A
Shares Issued and Outstanding ........................................................ 3,173 747
Net Asset Value per share .............................................................
$ 20.79 $ 15.36
R-4: Net Assets .............................................................................. $ 44,658 $ 10,114 N/A
Shares Issued and Outstanding ........................................................ 2,137 656
Net Asset Value per share .............................................................
$ 20.90 $ 15.41
R-5: Net Assets .............................................................................. $ 88,750 $ 31,285 N/A
Shares Issued and Outstanding ........................................................ 4,198 2,015
Net Asset Value per share .............................................................
$ 21.14 $ 15.52
R-6: Net Assets .............................................................................. $ 771,388 $ 2,284,581 N/A
Shares Issued and Outstanding ........................................................ 38,112 145,709
Net Asset Value per share .............................................................
$ 20.24 $ 15.68
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Investment in securities--at cost ..........................................................
$ 1,975,695 $ 1,986,419 $ –
Investment in affiliated Funds--at cost ....................................................
$ 85,266 $ 104,558 $ 534,949
Foreign currency--at cost ..................................................................
$ 9,405 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 2,190,506
(a)
$ 3,212,518 $ –
Investment in affiliated Funds--at value ..................................................... 85,266 104,558 513,722
Foreign currency--at value .................................................................. 9,408 – –
Cash ......................................................................................... – 505 –
Deposits with counterparty .................................................................. 559 – –
Receivables:
Dividends and interest ................................................................. 18,142 2,021 650
Expense reimbursement from Manager ............................................... 36 – 9
Expense reimbursement from Distributor ............................................. – – 3
Fund shares sold ....................................................................... 4,753 1,833 67
Investment securities sold ............................................................. 25,908 20,290 1,585
Variation margin on futures ........................................................... 2 – –
Other assets .................................................................................. – 4 –
Prepaid expenses ............................................................................

Total Assets   2,334,580 3,341,784 516,036
Liabilities
Accrued management and investment advisory fees ........................................ 1,639 1,164 –
Accrued administrative service fees ........................................................ – 2 2
Accrued distribution fees .................................................................... – 244 29
Accrued service fees ........................................................................ – 13 7
Accrued transfer agent fees ................................................................. 70 261 20
Accrued directors' expenses ................................................................. 2 5 1
Accrued professional fees ................................................................... 31 13 9
Accrued other expenses ..................................................................... 113 – 12
Payables:
Fund shares redeemed ................................................................. 945 3,339 1,607
Investment securities purchased ...................................................... 31,566 16,153 650
Variation margin on futures ........................................................... 20 – –
Collateral obligation on securities loaned, at value ......................................... 44,993 – –
Total Liabilities
79,379 21,194 2,337
Net Assets Applicable to Outstanding Shares ............................................
$ 2,255,201 $ 3,320,590 $ 513,699
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,040,247 $ 2,234,917 $ 526,656
Total distributable earnings (accumulated loss) .............................................
214,954 1,085,673 (12,957)
Total Net Assets
$ 2,255,201 $ 3,320,590 $ 513,699

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 725,000 850,000 650,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 1,085,420 $ 23,895
Shares Issued and Outstanding ........................................................ 18,869 2,115
Net Asset Value per share ............................................................. $ 57.52
(b)
$ 11.30
(b)
Maximum Offering Price ..............................................................
$ 60.87 $ 11.74
Class C: Net Assets .......................................................................... N/A $ 21,986 N/A
Shares Issued and Outstanding ........................................................ 662
Net Asset Value per share .............................................................
$ 33.24
(b)
Class J: Net Assets .......................................................................... N/A N/A $ 165,258
Shares Issued and Outstanding ........................................................ 14,842
Net Asset Value per share .............................................................
$ 11.13
(b)
Institutional: Net Assets ..................................................................... $ 2,253,688 $ 2,151,193 $ 290,718
Shares Issued and Outstanding ........................................................ 209,718 36,051 25,976
Net Asset Value per share .............................................................
$ 10.75 $ 59.67 $ 11.19
R-1: Net Assets .............................................................................. N/A $ 1,382 $ 2,921
Shares Issued and Outstanding ........................................................ 24 261
Net Asset Value per share .............................................................
$ 57.42 $ 11.20
R-3: Net Assets .............................................................................. $ 688 $ 19,936 $ 13,171
Shares Issued and Outstanding ........................................................ 65 346 1,185
Net Asset Value per share .............................................................
$ 10.62 $ 57.63 $ 11.11
R-4: Net Assets .............................................................................. $ 825 $ 9,767 $ 4,387
Shares Issued and Outstanding ........................................................ 77 167 394
Net Asset Value per share .............................................................
$ 10.68 $ 58.52 $ 11.15
R-5: Net Assets .............................................................................. N/A $ 30,906 $ 13,349
Shares Issued and Outstanding ........................................................ 525 1,197
Net Asset Value per share .............................................................
$ 58.90 $ 11.15
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Investment in affiliated Funds--at cost ....................................................
$ 256,756 $ 2,516,250 $ 1,491,794
Assets
Investment in affiliated Funds--at value ..................................................... $ 270,795 $ 2,622,843 $ 1,579,166
Receivables:
Dividends and interest ................................................................. 326 2,824 1,450
Expense reimbursement from Distributor ............................................. – 11 –
Fund shares sold ....................................................................... 41 193 245
Investment securities sold ............................................................. 235 2,162 287
Prepaid expenses ............................................................................
4 25 8
Total Assets   271,401 2,628,058 1,581,156
Liabilities
Accrued administrative service fees ........................................................ 2 8 9
Accrued distribution fees .................................................................... 5 125 25
Accrued service fees ........................................................................ 10 44 48
Accrued transfer agent fees ................................................................. 1 100 4
Accrued directors' expenses ................................................................. 1 4 2
Accrued professional fees ................................................................... 12 13 12
Payables:
Fund shares redeemed ................................................................. 275 2,355 532
Investment securities purchased ...................................................... 326 2,824 1,450
Total Liabilities
632 5,473 2,082
Net Assets Applicable to Outstanding Shares ............................................
$ 270,769 $ 2,622,585 $ 1,579,074
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 251,065 $ 2,456,754 $ 1,461,635
Total distributable earnings (accumulated loss) .............................................
19,704 165,831 117,439
Total Net Assets
$ 270,769 $ 2,622,585 $ 1,579,074
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 1,150,000 425,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 91,866 N/A
Shares Issued and Outstanding ........................................................ 7,690
Net Asset Value per share ............................................................. $ 11 .95
(a)
Maximum Offering Price ..............................................................
$ 12 .42
Class J : Net Assets .......................................................................... N/A $ 695,309 N/A
Shares Issued and Outstanding ........................................................ 59,217
Net Asset Value per share .............................................................
$ 11 .74
(a)
Institutional : Net Assets ..................................................................... $ 224,202 $ 1,621,138 $ 1,344,867
Shares Issued and Outstanding ........................................................ 27,222 136,999 128,211
Net Asset Value per share .............................................................
$ 8 .24 $ 11 .83 $ 10 .49
R-1 : Net Assets .............................................................................. $ 2,143 $ 12,289 $ 7,086
Shares Issued and Outstanding ........................................................ 269 1,043 695
Net Asset Value per share .............................................................
$ 7 .97 $ 11 .78 $ 10 .20
R-3 : Net Assets .............................................................................. $ 18,222 $ 70,191 $ 95,450
Shares Issued and Outstanding ........................................................ 2,282 6,000 9,344
Net Asset Value per share .............................................................
$ 7 .99 $ 11 .70 $ 10 .21
R-4 : Net Assets .............................................................................. $ 8,042 $ 30,254 $ 43,149
Shares Issued and Outstanding ........................................................ 995 2,577 4,165
Net Asset Value per share .............................................................
$ 8 .08 $ 11 .74 $ 10 .36
R-5 : Net Assets .............................................................................. $ 18,160 $ 101,538 $ 88,522
Shares Issued and Outstanding ........................................................ 2,246 8,633 8,515
Net Asset Value per share .............................................................
$ 8 .08 $ 11 .76 $ 10 .40
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Investment in affiliated Funds--at cost ....................................................
$ 5,016,517 $ 1,581,607 $ 3,701,100
Assets
Investment in affiliated Funds--at value ..................................................... $ 5,285,495 $ 1,684,532 $ 4,135,972
Receivables:
Dividends and interest ................................................................. 4,422 1,031 1,505
Expense reimbursement from Manager ............................................... – – 2
Expense reimbursement from Distributor ............................................. 18 – 13
Fund shares sold ....................................................................... 519 1,166 619
Investment securities sold ............................................................. 573 – 3,776
Prepaid expenses ............................................................................
42 11 53
Total Assets   5,291,069 1,686,740 4,141,940
Liabilities
Accrued administrative service fees ........................................................ 14 9 11
Accrued distribution fees .................................................................... 198 24 146
Accrued service fees ........................................................................ 80 46 65
Accrued transfer agent fees ................................................................. 200 7 156
Accrued directors' expenses ................................................................. 6 1 3
Accrued professional fees ................................................................... 13 12 12
Payables:
Fund shares redeemed ................................................................. 1,133 1 4,448
Investment securities purchased ...................................................... 4,422 2,196 1,505
Total Liabilities
6,066 2,296 6,346
Net Assets Applicable to Outstanding Shares ............................................
$ 5,285,003 $ 1,684,444 $ 4,135,594
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,905,264 $ 1,544,466 $ 3,594,051
Total distributable earnings (accumulated loss) .............................................
379,739 139,978 541,543
Total Net Assets
$ 5,285,003 $ 1,684,444 $ 4,135,594
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,425,000 400,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 136,252 N/A $ 108,859
Shares Issued and Outstanding ........................................................ 10,475 7,781
Net Asset Value per share ............................................................. $ 13 .01
(a)
$ 13 .99
(a)
Maximum Offering Price ..............................................................
$ 13 .52 $ 14 .80
Class J : Net Assets .......................................................................... $ 1,099,134 N/A $ 775,353
Shares Issued and Outstanding ........................................................ 85,152 54,586
Net Asset Value per share .............................................................
$ 12 .91
(a)
$ 14 .20
(a)
Institutional : Net Assets ..................................................................... $ 3,658,823 $ 1,459,427 $ 2,934,608
Shares Issued and Outstanding ........................................................ 282,194 125,618 204,019
Net Asset Value per share .............................................................
$ 12 .97 $ 11 .62 $ 14 .38
R-1 : Net Assets .............................................................................. $ 17,889 $ 7,386 $ 13,588
Shares Issued and Outstanding ........................................................ 1,392 652 956
Net Asset Value per share .............................................................
$ 12 .85 $ 11 .33 $ 14 .21
R-3 : Net Assets .............................................................................. $ 128,413 $ 92,065 $ 102,661
Shares Issued and Outstanding ........................................................ 9,959 8,099 7,273
Net Asset Value per share .............................................................
$ 12 .89 $ 11 .37 $ 14 .12
R-4 : Net Assets .............................................................................. $ 55,220 $ 37,660 $ 46,292
Shares Issued and Outstanding ........................................................ 4,074 3,276 3,268
Net Asset Value per share .............................................................
$ 13 .55 $ 11 .49 $ 14 .17
R-5 : Net Assets .............................................................................. $ 189,272 $ 87,906 $ 154,233
Shares Issued and Outstanding ........................................................ 14,619 7,621 10,797
Net Asset Value per share .............................................................
$ 12 .95 $ 11 .54 $ 14 .28
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Investment in affiliated Funds--at cost ....................................................
$ 1,246,366 $ 2,466,176 $ 802,665
Assets
Investment in affiliated Funds--at value ..................................................... $ 1,333,611 $ 2,754,969 $ 829,866
Receivables:
Dividends and interest ................................................................. 251 215 64
Expense reimbursement from Manager ............................................... – 7 –
Expense reimbursement from Distributor ............................................. – 4 –
Fund shares sold ....................................................................... 191 498 164
Investment securities sold ............................................................. 752 2,113 428
Other assets .................................................................................. – – 1
Prepaid expenses ............................................................................
8 31 7
Total Assets   1,334,813 2,757,837 830,530
Liabilities
Accrued administrative service fees ........................................................ 6 9 4
Accrued distribution fees .................................................................... 18 73 11
Accrued service fees ........................................................................ 36 46 20
Accrued transfer agent fees ................................................................. 5 119 6
Accrued directors' expenses ................................................................. 1 3 2
Accrued professional fees ................................................................... 12 12 12
Payables:
Fund shares redeemed ................................................................. 943 2,606 592
Investment securities purchased ...................................................... 251 214 65
Total Liabilities
1,272 3,082 712
Net Assets Applicable to Outstanding Shares ............................................
$ 1,333,541 $ 2,754,755 $ 829,818
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,212,978 $ 2,392,642 $ 783,042
Total distributable earnings (accumulated loss) .............................................
120,563 362,113 46,776
Total Net Assets
$ 1,333,541 $ 2,754,755 $ 829,818
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 800,000 400,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 95,799 N/A
Shares Issued and Outstanding ........................................................ 6,404
Net Asset Value per share ............................................................. $ 14 .96
(a)
Maximum Offering Price ..............................................................
$ 15 .83
Class J : Net Assets .......................................................................... N/A $ 253,761 N/A
Shares Issued and Outstanding ........................................................ 17,763
Net Asset Value per share .............................................................
$ 14 .29
(a)
Institutional : Net Assets ..................................................................... $ 1,160,397 $ 2,176,972 $ 728,499
Shares Issued and Outstanding ........................................................ 92,310 146,309 52,228
Net Asset Value per share .............................................................
$ 12 .57 $ 14 .88 $ 13 .95
R-1 : Net Assets .............................................................................. $ 4,452 $ 11,935 $ 3,421
Shares Issued and Outstanding ........................................................ 369 813 257
Net Asset Value per share .............................................................
$ 12 .07 $ 14 .67 $ 13 .32
R-3 : Net Assets .............................................................................. $ 72,954 $ 79,786 $ 44,160
Shares Issued and Outstanding ........................................................ 6,005 5,459 3,282
Net Asset Value per share .............................................................
$ 12 .15 $ 14 .62 $ 13 .46
R-4 : Net Assets .............................................................................. $ 24,141 $ 37,531 $ 15,320
Shares Issued and Outstanding ........................................................ 1,960 2,544 1,122
Net Asset Value per share .............................................................
$ 12 .31 $ 14 .75 $ 13 .65
R-5 : Net Assets .............................................................................. $ 71,597 $ 98,971 $ 38,418
Shares Issued and Outstanding ........................................................ 5,807 6,688 2,803
Net Asset Value per share .............................................................
$ 12 .33 $ 14 .80 $ 13 .71
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts and Principal LifeTime 2070 Fund
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Investment in affiliated Funds--at cost ....................................................
$ 784,416 $ 133,365 $ 72 ,302
Assets
Investment in affiliated Funds--at value ..................................................... $ 787,463 $ 127,100 $ 74 ,547
Receivables:
Dividends and interest ................................................................. 60 9 6
Expense reimbursement from Manager ............................................... 1 – 7 ,024
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 753 279 64
Other assets .................................................................................. 1 – –
Prepaid expenses ............................................................................
12 – –
Total Assets   788,290 127,388 81 ,642
Liabilities
Accrued administrative service fees ........................................................ 2 – 3
Accrued distribution fees .................................................................... 8 1 8
Accrued service fees ........................................................................ 13 3 8
Accrued transfer agent fees ................................................................. 13 – 1,280
Accrued chief compliance officer fees ...................................................... – – 2
Accrued directors' expenses ................................................................. 1 1 566
Accrued professional fees ................................................................... 11 11 4 ,382
Accrued registration fees .................................................................... – – 7 ,430
Accrued other expenses ..................................................................... – 3 355
Payables:
Fund shares redeemed ................................................................. 141 – –
Investment securities purchased ...................................................... 674 289 6
Total Liabilities
863 308 14,040
Net Assets Applicable to Outstanding Shares ............................................
$ 787,427 $ 127,080 $ 67,602
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 765,916 $ 131,023 $ 65,894
Total distributable earnings (accumulated loss) .............................................
21,511 (3,943) 1 ,708
Total Net Assets
$ 787,427 $ 127,080 $ 67,602
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 325,000 325,000 ,000
Net Asset Value Per Share:
Class J: Net Assets .......................................................................... $ 15,946 N/A $ 15,963
Shares Issued and Outstanding ........................................................ 1,080 1,537
Net Asset Value per share .............................................................
$ 14.77
(a)
$ 10.34
(a)
Institutional: Net Assets ..................................................................... $ 709,459 $ 114,371 $ 10,335
Shares Issued and Outstanding ........................................................ 47,575 9,449 1 ,000
Net Asset Value per share .............................................................
$ 14.91 $ 12.10 $ 10.33
R-1: Net Assets .............................................................................. $ 3,168 $ 338 $ 10 ,320
Shares Issued and Outstanding ........................................................ 219 28 1 ,000
Net Asset Value per share .............................................................
$ 14.43 $ 11.87 $ 10.32
R-3: Net Assets .............................................................................. $ 23,922 $ 6,062 $ 10 ,325
Shares Issued and Outstanding ........................................................ 1,632 506 1 ,000
Net Asset Value per share .............................................................
$ 14.66 $ 11.98 $ 10.33
R-4: Net Assets .............................................................................. $ 7,181 $ 1,536 $ 10 ,328
Shares Issued and Outstanding ........................................................ 487 128 1 ,000
Net Asset Value per share .............................................................
$ 14.74 $ 12.00 $ 10.33
R-5: Net Assets .............................................................................. $ 27,751 $ 4,773 $ 10 ,331
Shares Issued and Outstanding ........................................................ 1,879 397 1 ,000
Net Asset Value per share .............................................................
$ 14.77 $ 12.03 $ 10.33
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2015 Fund
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Investment in affiliated Funds--at cost ....................................................
$ 210,476 $ 498,167 $ 655,627
Assets
Investment in affiliated Funds--at value ..................................................... $ 203,033 $ 481,744 $ 630,316
Receivables:
Dividends and interest ................................................................. 73 131 107
Expense reimbursement from Manager ............................................... 3 2 1
Expense reimbursement from Distributor ............................................. 3 4 6
Fund shares sold ....................................................................... 733 71 456
Investment securities sold ............................................................. – 48 246
Prepaid expenses ............................................................................
– – 9
Total Assets   203,845 482,000 631,141
Liabilities
Accrued distribution fees .................................................................... 17 30 43
Accrued transfer agent fees ................................................................. 12 15 31
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 11 11 11
Accrued other expenses ..................................................................... 7 3 –
Payables:
Fund shares redeemed ................................................................. 8 119 701
Investment securities purchased ...................................................... 798 131 107
Total Liabilities
854 310 894
Net Assets Applicable to Outstanding Shares ............................................
$ 202,991 $ 481,690 $ 630,247
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 209,068 $ 494,855 $ 650,894
Total distributable earnings (accumulated loss) .............................................
(6,077) (13,165) (20,647)
Total Net Assets
$ 202,991 $ 481,690 $ 630,247
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 138,464 $ 249,389 $ 366,216
Shares Issued and Outstanding ........................................................ 13,037 23,026 31,736
Net Asset Value per share .............................................................
$ 10 .62
(a)
$ 10 .83
(a)
$ 11 .54
(a)
Institutional : Net Assets ..................................................................... $ 17,760 $ 41,354 $ 67,921
Shares Issued and Outstanding ........................................................ 1,665 3,797 5,858
Net Asset Value per share .............................................................
$ 10 .67 $ 10 .89 $ 11 .59
R-6 : Net Assets .............................................................................. $ 46,767 $ 190,947 $ 196,110
Shares Issued and Outstanding ........................................................ 4,374 17,528 16,903
Net Asset Value per share .............................................................
$ 10 .69 $ 10 .89 $ 11 .60
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2030 Fund
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Investment in affiliated Funds--at cost ....................................................
$ 634,090 $ 485,583 $ 481,096
Assets
Investment in affiliated Funds--at value ..................................................... $ 613,746 $ 471,058 $ 474,778
Receivables:
Expense reimbursement from Manager ............................................... 2 2 –
Expense reimbursement from Distributor ............................................. 4 3 3
Fund shares sold ....................................................................... 316 261 329
Other assets .................................................................................. – 1 –
Prepaid expenses ............................................................................
1 2 5
Total Assets   614,069 471,327 475,115
Liabilities
Accrued distribution fees .................................................................... 31 24 22
Accrued transfer agent fees ................................................................. 26 17 22
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 11 11 11
Payables:
Fund shares redeemed ................................................................. 10 79 246
Investment securities purchased ...................................................... 309 182 82
Total Liabilities
388 314 384
Net Assets Applicable to Outstanding Shares ............................................
$ 613,681 $ 471,013 $ 474,731
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 629,040 $ 480,962 $ 475,743
Total distributable earnings (accumulated loss) .............................................
(15,359) (9,949) (1,012)
Total Net Assets
$ 613,681 $ 471,013 $ 474,731
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 255,507 $ 195,111 $ 191,185
Shares Issued and Outstanding ........................................................ 21,910 15,961 15,410
Net Asset Value per share .............................................................
$ 11 .66
(a)
$ 12 .22
(a)
$ 12 .41
(a)
Institutional : Net Assets ..................................................................... $ 84,937 $ 77,260 $ 65,855
Shares Issued and Outstanding ........................................................ 7,235 6,280 5,270
Net Asset Value per share .............................................................
$ 11 .74 $ 12 .30 $ 12 .50
R-6 : Net Assets .............................................................................. $ 273,237 $ 198,642 $ 217,691
Shares Issued and Outstanding ........................................................ 23,292 16,125 17,393
Net Asset Value per share .............................................................
$ 11 .73 $ 12 .32 $ 12 .52
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2045 Fund
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Investment in affiliated Funds--at cost ....................................................
$ 312,453 $ 267,477 $ 149,212
Assets
Investment in affiliated Funds--at value ..................................................... $ 307,739 $ 265,365 $ 146,175
Receivables:
Expense reimbursement from Manager ............................................... 2 3 4
Expense reimbursement from Distributor ............................................. 2 2 –
Fund shares sold ....................................................................... 122 295 190
Investment securities sold ............................................................. 50 – –
Total Assets   307,915 265,665 146,369
Liabilities
Accrued distribution fees .................................................................... 13 11 5
Accrued transfer agent fees ................................................................. 14 18 13
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 11 11 11
Accrued other expenses ..................................................................... 2 1 1
Payables:
Fund shares redeemed ................................................................. 170 17 29
Investment securities purchased ...................................................... – 279 159
Total Liabilities
211 338 219
Net Assets Applicable to Outstanding Shares ............................................
$ 307,704 $ 265,327 $ 146,150
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 308,503 $ 263,929 $ 147,474
Total distributable earnings (accumulated loss) .............................................
(799) 1,398 (1,324)
Total Net Assets
$ 307,704 $ 265,327 $ 146,150
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 109,055 $ 88,266 $ 44,509
Shares Issued and Outstanding ........................................................ 8,547 6,812 3,337
Net Asset Value per share .............................................................
$ 12 .76
(a)
$ 12 .96
(a)
$ 13 .34
(a)
Institutional : Net Assets ..................................................................... $ 55,039 $ 44,369 $ 29,367
Shares Issued and Outstanding ........................................................ 4,288 3,407 2,188
Net Asset Value per share .............................................................
$ 12 .84 $ 13 .02 $ 13 .42
R-6 : Net Assets .............................................................................. $ 143,610 $ 132,692 $ 72,274
Shares Issued and Outstanding ........................................................ 11,173 10,188 5,374
Net Asset Value per share .............................................................
$ 12 .85 $ 13 .02 $ 13 .45
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts and Principal LifeTime Hybrid 2070
Fund
Principal LifeTime
Hybrid 2060 Fund
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Investment in affiliated Funds--at cost ....................................................
$ 70,425 $ 20,440 $ 43,88 2
Assets
Investment in affiliated Funds--at value ..................................................... $ 68,722 $ 19,369 $ 45 ,014
Receivables:
Expense reimbursement from Manager ............................................... 7 7 9 ,351
Expense reimbursement from Distributor ............................................. 1 – 1
Fund shares sold ....................................................................... 114 45 –
Other assets .................................................................................. – 1 30
Total Assets   68,844 19,422 54 ,396
Liabilities
Accrued distribution fees .................................................................... 3 1 2
Accrued transfer agent fees ................................................................. 7 4 1 ,280
Accrued chief compliance officer fees ...................................................... – – 2
Accrued directors' expenses ................................................................. 1 1 566
Accrued professional fees ................................................................... 11 10 4 ,382
Accrued registration fees .................................................................... – – 11,528
Accrued other expenses ..................................................................... 2 2 417
Payables:
Fund shares redeemed ................................................................. 1 – –
Investment securities purchased ...................................................... 113 46 –
Total Liabilities
138 64 18 ,177
Net Assets Applicable to Outstanding Shares ............................................
$ 68,706 $ 19,358 $ 36 ,219
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 69,679 $ 20,199 $ 34 ,466
Total distributable earnings (accumulated loss) .............................................
(973) (841) 1,753
Total Net Assets
$ 68,706 $ 19,358 $ 36 ,219
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 525,000 250,000 ,000
Net Asset Value Per Share:
Class J: Net Assets .......................................................................... $ 21,513 $ 7,052 $ 15,5 89
Shares Issued and Outstanding ........................................................ 1,566 567 1,511
Net Asset Value per share .............................................................
$ 13.74
(a)
$ 12.44
(a)
$ 10.32
(a)
Institutional: Net Assets ..................................................................... $ 12,364 $ 1,683 $ 10 ,315
Shares Issued and Outstanding ........................................................ 890 133 1 ,000
Net Asset Value per share .............................................................
$ 13.89 $ 12.62 $ 10.31
R-6: Net Assets .............................................................................. $ 34,829 $ 10,623 $ 10 ,315
Shares Issued and Outstanding ........................................................ 2,501 842 1 ,000
Net Asset Value per share .............................................................
$ 13.93 $ 12.63 $ 10.32
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Real Estate Securities
Fund
Investment in securities--at cost ..........................................................
$ – $ – $ 4,705,561
Investment in affiliated Funds--at cost ....................................................
$ 113,164 $ 366,471 $ 139,790
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 5,519,652
Investment in affiliated Funds--at value ..................................................... 104,514 341,492 139,790
Receivables:
Dividends and interest ................................................................. 41 426 1,480
Expense reimbursement from Manager ............................................... 3 2 117
Expense reimbursement from Distributor ............................................. 1 1 3
Fund shares sold ....................................................................... 42 100 11,416
Interfund lending ...................................................................... – – 110
Other assets .................................................................................. – – 1
Prepaid expenses ............................................................................

Total Assets   104,601 342,023 5,672,569
Liabilities
Accrued management and investment advisory fees ........................................ – – 3,639
Accrued administrative service fees ........................................................ – 1 4
Accrued distribution fees .................................................................... 7 14 104
Accrued service fees ........................................................................ – 5 29
Accrued transfer agent fees ................................................................. 3 13 1,062
Accrued directors' expenses ................................................................. 1 1 10
Accrued professional fees ................................................................... 11 11 17
Accrued other expenses ..................................................................... 3 – 130
Payables:
Fund shares redeemed ................................................................. 14 7 8,929
Investment securities purchased ...................................................... 69 520 –
Total Liabilities
108 572 13,924
Net Assets Applicable to Outstanding Shares ............................................
$ 104,493 $ 341,451 $ 5,658,645
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 112,530 $ 361,721 $ 4,988,649
Total distributable earnings (accumulated loss) .............................................
(8,037) (20,270) 669,996
Total Net Assets
$ 104,493 $ 341,451 $ 5,658,645
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 725,000 925,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 15,999 $ 282,006
Shares Issued and Outstanding ........................................................ 1,497 10,754
Net Asset Value per share ............................................................. $ 10 .69
(a)
$ 26 .22
(a)
Maximum Offering Price ..............................................................
$ 11 .11 $ 27 .75
Class C : Net Assets .......................................................................... N/A N/A $ 24,628
Shares Issued and Outstanding ........................................................ 958
Net Asset Value per share .............................................................
$ 25 .69
(a)
Class J : Net Assets .......................................................................... $ 59,882 $ 64,414 $ 138,723
Shares Issued and Outstanding ........................................................ 6,206 6,137 5,482
Net Asset Value per share .............................................................
$ 9 .65
(a)
$ 10 .50
(a)
$ 25 .31
(a)
Institutional : Net Assets ..................................................................... $ 10,671 $ 238,760 $ 3,116,017
Shares Issued and Outstanding ........................................................ 1,100 22,598 118,731
Net Asset Value per share .............................................................
$ 9 .70 $ 10 .57 $ 26 .24
R-1 : Net Assets .............................................................................. N/A $ 1,769 $ 2,280
Shares Issued and Outstanding ........................................................ 167 88
Net Asset Value per share .............................................................
$ 10 .62 $ 25 .87
R-3 : Net Assets .............................................................................. N/A $ 8,008 $ 32,830
Shares Issued and Outstanding ........................................................ 764 1,290
Net Asset Value per share .............................................................
$ 10 .48 $ 25 .46
R-4 : Net Assets .............................................................................. N/A $ 3,295 $ 16,647
Shares Issued and Outstanding ........................................................ 314 663
Net Asset Value per share .............................................................
$ 10 .51 $ 25 .13
R-5 : Net Assets .............................................................................. N/A $ 9,206 $ 90,319
Shares Issued and Outstanding ........................................................ 871 3,587
Net Asset Value per share .............................................................
$ 10 .57 $ 25 .18
R-6 : Net Assets .............................................................................. $ 33,940 N/A $ 1,955,195
Shares Issued and Outstanding ........................................................ 3,493 74,531
Net Asset Value per share .............................................................
$ 9 .72 $ 26 .23
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Investment in affiliated Funds--at cost ....................................................
$ 3,806,365 $ 1,630,158 $ 2,444,586
Assets
Investment in affiliated Funds--at value ..................................................... $ 4,221,951 $ 1,703,312 $ 2,867,982
Receivables:
Dividends and interest ................................................................. 2,650 1,560 955
Expense reimbursement from Distributor ............................................. 21 14 11
Fund shares sold ....................................................................... 792 1,824 541
Investment securities sold ............................................................. 1,281 – 1,615
Prepaid expenses ............................................................................
73 29 74
Total Assets   4,226,768 1,706,739 2,871,178
Liabilities
Accrued management and investment advisory fees ........................................ 967 391 656
Accrued administrative service fees ........................................................ 2 1 1
Accrued distribution fees .................................................................... 709 270 507
Accrued service fees ........................................................................ 13 8 8
Accrued transfer agent fees ................................................................. 454 161 314
Accrued directors' expenses ................................................................. 4 2 2
Accrued professional fees ................................................................... 12 10 11
Payables:
Fund shares redeemed ................................................................. 2,426 707 2,579
Investment securities purchased ...................................................... 2,351 2,559 678
Total Liabilities
6,938 4,109 4,756
Net Assets Applicable to Outstanding Shares ............................................
$ 4,219,830 $ 1,702,630 $ 2,866,422
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,847,221 $ 1,662,544 $ 2,476,211
Total distributable earnings (accumulated loss) .............................................
372,609 40,086 390,211
Total Net Assets
$ 4,219,830 $ 1,702,630 $ 2,866,422
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,775,000 1,700,000 1,675,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 2,025,267 $ 534,295 $ 1,579,947
Shares Issued and Outstanding ........................................................ 142,360 47,674 97,553
Net Asset Value per share ............................................................. $ 14 .23
(a)
$ 11 .21
(a)
$ 16 .20
(a)
Maximum Offering Price ..............................................................
$ 15 .06 $ 11 .86 $ 17 .14
Class C : Net Assets .......................................................................... $ 160,967 $ 62,833 $ 115,293
Shares Issued and Outstanding ........................................................ 11,623 5,680 7,935
Net Asset Value per share .............................................................
$ 13 .85
(a)
$ 11 .06
(a)
$ 14 .53
(a)
Class J : Net Assets .......................................................................... $ 1,271,531 $ 854,926 $ 699,907
Shares Issued and Outstanding ........................................................ 93,800 77,592 45,627
Net Asset Value per share .............................................................
$ 13 .56
(a)
$ 11 .02
(a)
$ 15 .34
(a)
Institutional : Net Assets ..................................................................... $ 697,276 $ 210,552 $ 430,380
Shares Issued and Outstanding ........................................................ 50,138 19,027 27,472
Net Asset Value per share .............................................................
$ 13 .91 $ 11 .07 $ 15 .67
R-1 : Net Assets .............................................................................. $ 2,462 $ 1,593 $ 1,699
Shares Issued and Outstanding ........................................................ 178 145 111
Net Asset Value per share .............................................................
$ 13 .85 $ 11 .02 $ 15 .36
R-3 : Net Assets .............................................................................. $ 20,388 $ 9,347 $ 10,023
Shares Issued and Outstanding ........................................................ 1,474 846 653
Net Asset Value per share .............................................................
$ 13 .83 $ 11 .04 $ 15 .34
R-4 : Net Assets .............................................................................. $ 10,751 $ 9,307 $ 4,739
Shares Issued and Outstanding ........................................................ 774 841 303
Net Asset Value per share .............................................................
$ 13 .89 $ 11 .06 $ 15 .64
R-5 : Net Assets .............................................................................. $ 31,188 $ 19,777 $ 24,434
Shares Issued and Outstanding ........................................................ 2,247 1,789 1,573
Net Asset Value per share .............................................................
$ 13 .88 $ 11 .06 $ 15 .53
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Short-Term Income
Fund
Investment in securities--at cost ..........................................................
$ – $ – $ 3,239,571
Investment in affiliated Funds--at cost ....................................................
$ 2,509,330 $ 1,638,387 $ 52,925
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 3,104,979
(a)
Investment in affiliated Funds--at value ..................................................... 2,486,401 1,929,049 52,925
Cash ......................................................................................... – – 336
Deposits with counterparty .................................................................. – – 3,300
Receivables:
Dividends and interest ................................................................. 2,663 87 15,046
Expense reimbursement from Distributor ............................................. 19 6 2
Fund shares sold ....................................................................... 3,979 624 9,921
Investment securities sold ............................................................. 2,255 – 4,612
Variation margin on futures ........................................................... – – 516
Prepaid expenses ............................................................................
44 64 8
Total Assets   2,495,361 1,929,830 3,191,645
Liabilities
Accrued management and investment advisory fees ........................................ 573 440 966
Accrued administrative service fees ........................................................ 1 1 1
Accrued distribution fees .................................................................... 453 341 79
Accrued service fees ........................................................................ 3 6 6
Accrued transfer agent fees ................................................................. 252 261 335
Accrued directors' expenses ................................................................. 3 2 4
Accrued professional fees ................................................................... 9 11 19
Payables:
Dividends payable ..................................................................... 3,019 – 7,210
Fund shares redeemed ................................................................. 2,939 556 6,476
Investment securities purchased ...................................................... 2,580 27 –
Collateral obligation on securities loaned, at value ......................................... – – 5,963
Total Liabilities
9,832 1,645 21,059
Net Assets Applicable to Outstanding Shares ............................................
$ 2,485,529 $ 1,928,185 $ 3,170,586
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,591,474 $ 1,653,751 $ 3,336,658
Total distributable earnings (accumulated loss) .............................................
(105,945) 274,434 (166,072)
Total Net Assets
$ 2,485,529 $ 1,928,185 $ 3,170,586
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,700,000 1,875,000 1,220,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,034,336 $ 1,136,967 $ 350,151
Shares Issued and Outstanding ........................................................ 91,389 61,963 29,963
Net Asset Value per share ............................................................. $ 11 .32
(b)
$ 18 .35
(b)
$ 11 .69
(b)
Maximum Offering Price ..............................................................
$ 11 .76 $ 19 .42 $ 11 .96
Class C : Net Assets .......................................................................... $ 118,791 $ 75,342 $ 20,716
Shares Issued and Outstanding ........................................................ 10,618 4,764 1,772
Net Asset Value per share .............................................................
$ 11 .19
(b)
$ 15 .82
(b)
$ 11 .69
(b)
Class J : Net Assets .......................................................................... $ 1,135,617 $ 369,187 $ 125,032
Shares Issued and Outstanding ........................................................ 101,396 21,226 10,707
Net Asset Value per share .............................................................
$ 11 .20
(b)
$ 17 .39
(b)
$ 11 .68
(b)
Institutional : Net Assets ..................................................................... $ 180,307 $ 315,985 $ 2,643,289
Shares Issued and Outstanding ........................................................ 15,992 17,847 226,341
Net Asset Value per share .............................................................
$ 11 .27 $ 17 .71 $ 11 .68
R-1 : Net Assets .............................................................................. $ 2,281 $ 466 $ 624
Shares Issued and Outstanding ........................................................ 204 26 53
Net Asset Value per share .............................................................
$ 11 .21 $ 17 .62 $ 11 .68
R-3 : Net Assets .............................................................................. $ 3,220 $ 7,333 $ 9,730
Shares Issued and Outstanding ........................................................ 286 423 833
Net Asset Value per share .............................................................
$ 11 .25 $ 17 .35 $ 11 .69
R-4 : Net Assets .............................................................................. $ 3,060 $ 3,108 $ 12,237
Shares Issued and Outstanding ........................................................ 272 176 1,048
Net Asset Value per share .............................................................
$ 11 .26 $ 17 .63 $ 11 .68
R-5 : Net Assets .............................................................................. $ 7,917 $ 19,797 $ 8,807
Shares Issued and Outstanding ........................................................ 704 1,134 753
Net Asset Value per share .............................................................
$ 11 .25 $ 17 .45 $ 11 .69
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts SmallCap Fund
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
Investment in securities--at cost ..........................................................
$ 1,158,795 $ 2,043,209 $ 930,530
Investment in affiliated Funds--at cost ....................................................
$ 24,745 $ 115,421 $ 22,463
Assets
Investment in securities--at value  .......................................................... $ 1,177,441
(a)
$ 2,167,520
(a)
$ 1,104,169
(a)
Investment in affiliated Funds--at value ..................................................... 24,745 115,421 22,463
Cash ......................................................................................... – 22,840 –
Deposits with counterparty .................................................................. – 161 1,637
Receivables:
Dividends and interest ................................................................. 303 581 576
Expense reimbursement from Manager ............................................... 14 41 6
Expense reimbursement from Distributor ............................................. 3 1 3
Fund shares sold ....................................................................... 960 1,314 1,224
Investment securities sold ............................................................. 1,286 3,036 –
Variation margin on futures ........................................................... – 20 194
Other assets .................................................................................. 1 – –
Prepaid expenses ............................................................................
23 – 4
Total Assets   1,204,776 2,310,935 1,130,276
Liabilities
Accrued management and investment advisory fees ........................................ 722 1,594 140
Accrued administrative service fees ........................................................ 3 2 7
Accrued distribution fees .................................................................... 96 12 40
Accrued service fees ........................................................................ 22 11 42
Accrued transfer agent fees ................................................................. 244 61 93
Accrued directors' expenses ................................................................. 3 3 2
Accrued professional fees ................................................................... 14 15 15
Accrued other expenses ..................................................................... – 50 –
Payables:
Fund shares redeemed ................................................................. 610 1,183 4,224
Investment securities purchased ...................................................... 670 7,426 1,132
Collateral obligation on securities loaned, at value ......................................... 14,173 26,750 2,348
Total Liabilities
16,557 37,107 8,043
Net Assets Applicable to Outstanding Shares ............................................
$ 1,188,219 $ 2,273,828 $ 1,122,233
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,129,602 $ 2,251,804 $ 947,332
Total distributable earnings (accumulated loss) .............................................
58,617 22,024 174,901
Total Net Assets
$ 1,188,219 $ 2,273,828 $ 1,122,233

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts SmallCap Fund
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 700,000 870,000 425,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 245,076 N/A N/A
Shares Issued and Outstanding ........................................................ 10,808
Net Asset Value per share ............................................................. $ 22.68
(b)
Maximum Offering Price ..............................................................
$ 24.00
Class C: Net Assets .......................................................................... $ 17,635 N/A N/A
Shares Issued and Outstanding ........................................................ 940
Net Asset Value per share .............................................................
$ 18.76
(b)
Class J: Net Assets .......................................................................... $ 186,330 $ 63,913 $ 165,936
Shares Issued and Outstanding ........................................................ 8,694 8,457 7,745
Net Asset Value per share .............................................................
$ 21.43
(b)
$ 7.56
(b)
$ 21.43
(b)
Institutional: Net Assets ..................................................................... $ 401,963 $ 141,892 $ 207,704
Shares Issued and Outstanding ........................................................ 16,047 11,103 8,929
Net Asset Value per share .............................................................
$ 25.05 $ 12.78 $ 23.26
R-1: Net Assets .............................................................................. $ 1,767 $ 1,720 $ 6,285
Shares Issued and Outstanding ........................................................ 86 198 276
Net Asset Value per share .............................................................
$ 20.66 $ 8.71 $ 22.75
R-3: Net Assets .............................................................................. $ 15,272 $ 13,051 $ 71,925
Shares Issued and Outstanding ........................................................ 680 1,388 3,006
Net Asset Value per share .............................................................
$ 22.46 $ 9.40 $ 23.92
R-4: Net Assets .............................................................................. $ 40,846 $ 9,903 $ 30,306
Shares Issued and Outstanding ........................................................ 1,713 938 1,247
Net Asset Value per share .............................................................
$ 23.84 $ 10.55 $ 24.31
R-5: Net Assets .............................................................................. $ 49,818 $ 26,796 $ 91,667
Shares Issued and Outstanding ........................................................ 2,020 2,344 3,743
Net Asset Value per share .............................................................
$ 24.66 $ 11.43 $ 24.49
R-6: Net Assets .............................................................................. $ 229,512 $ 2,016,553 $ 548,410
Shares Issued and Outstanding ........................................................ 9,156 157,427 23,592
Net Asset Value per share .............................................................
$ 25.07 $ 12.81 $ 23.25
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap Value Fund
II Tax-Exempt Bond Fund
Investment in securities--at cost ........................................................................................
$ 1,097,032 $ 610,370
Investment in affiliated Funds--at cost ..................................................................................
$ 60,371 $ –
Assets
Investment in securities--at value  ........................................................................................ $ 1,076,689
(a)
$ 591,842
Investment in affiliated Funds--at value ................................................................................... 60,371 –
Cash ....................................................................................................................... – 25
Deposits with counterparty ................................................................................................ 186 –
Receivables:
Dividends and interest ............................................................................................... 547 8,969
Expense reimbursement from Manager ............................................................................. 33 17
Fund shares sold ..................................................................................................... 595 2,060
Investment securities sold ........................................................................................... 2,996 –
Variation margin on futures ......................................................................................... 22 –
Other assets ................................................................................................................ – 9
Total Assets   1,141,439 602,922
Liabilities
Accrued management and investment advisory fees ...................................................................... 881 191
Accrued administrative service fees ...................................................................................... 1 –
Accrued distribution fees .................................................................................................. 4 78
Accrued service fees ...................................................................................................... 4 –
Accrued transfer agent fees ............................................................................................... 64 112
Accrued directors' expenses ............................................................................................... – 2
Accrued professional fees ................................................................................................. 14 23
Accrued other expenses ................................................................................................... 5 11
Cash overdraft ............................................................................................................. 125 –
Payables:
Borrowing ........................................................................................................... – 155
Dividends payable ................................................................................................... – 1,390
Fund shares redeemed ............................................................................................... 1,219 3,495
Interest expense and fees payable ................................................................................... – 198
Investment securities purchased .................................................................................... 4,519 –
Collateral obligation on securities loaned, at value ....................................................................... 6,607 –
Floating rate notes issued .................................................................................................
– 17,648
Total Liabilities
13,443 23,303
Net Assets Applicable to Outstanding Shares ..........................................................................
$ 1,127,996 $ 579,619
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................................................. $ 1,149,633 $ 649,706
Total distributable earnings (accumulated loss) ...........................................................................
(21,637) (70,087)
Total Net Assets
$ 1,127,996 $ 579,619

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap Value Fund
II Tax-Exempt Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized .......................................................................................................... 700,000 450,000
Net Asset Value Per Share:
Class A : Net Assets ........................................................................................................ N/A $ 291,961
Shares Issued and Outstanding ...................................................................................... 43,470
Net Asset Value per share ........................................................................................... $ 6 .72
(b)
Maximum Offering Price ............................................................................................
$ 6 .98
Class C : Net Assets ........................................................................................................ N/A $ 20,675
Shares Issued and Outstanding ...................................................................................... 3,067
Net Asset Value per share ...........................................................................................
$ 6 .74
(b)
Class J : Net Assets ........................................................................................................ $ 20,781 N/A
Shares Issued and Outstanding ...................................................................................... 2,069
Net Asset Value per share ...........................................................................................
$ 10 .04
(b)
Institutional : Net Assets ................................................................................................... $ 135,231 $ 266,983
Shares Issued and Outstanding ...................................................................................... 12,899 39,700
Net Asset Value per share ...........................................................................................
$ 10 .48 $ 6 .73
R-1 : Net Assets ............................................................................................................ $ 710 N/A
Shares Issued and Outstanding ...................................................................................... 80
Net Asset Value per share ...........................................................................................
$ 8 .91
R-3 : Net Assets ............................................................................................................ $ 5,107 N/A
Shares Issued and Outstanding ...................................................................................... 520
Net Asset Value per share ...........................................................................................
$ 9 .82
R-4 : Net Assets ............................................................................................................ $ 2,478 N/A
Shares Issued and Outstanding ...................................................................................... 247
Net Asset Value per share ...........................................................................................
$ 10 .05
R-5 : Net Assets ............................................................................................................ $ 11,444 N/A
Shares Issued and Outstanding ...................................................................................... 1,120
Net Asset Value per share ...........................................................................................
$ 10 .22
R-6 : Net Assets ............................................................................................................ $ 952,245 N/A
Shares Issued and Outstanding ...................................................................................... 90,894
Net Asset Value per share ...........................................................................................
$ 10 .48
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
Core Plus Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ – $ 7,473 $ 330
Dividends ......................................................................................... 13 637 126
Withholding tax .................................................................................. – – (1)
Interest ............................................................................................ 10,442 150,267 11,316
Securities lending - net ...........................................................................
– 113 39
Total Income 10,455 158,490 11,810
Expenses:
Management and investment advisory fees ...................................................... 1,125 18,245 1,596
Distribution f ees - Class A ....................................................................... 406 251 90
Distribution f ees - Class C ....................................................................... 130 89 N/A
Distribution f ees - Class J ........................................................................ N/A 65 80
Distribution f ees - R-1 ........................................................................... N/A 13 6
Distribution f ees - R-3 ........................................................................... N/A 13 18
Distribution f ees - R-4 ........................................................................... N/A 5 2
Administrative service fees - R-1 ................................................................ N/A 10 4
Administrative service fees - R-3 ................................................................ N/A 4 5
Administrative service fees - R-4 ................................................................ N/A 1 1
Administrative service fees - R-5 ................................................................ N/A 1 2
Registration fees - Class A ....................................................................... 9 10 8
Registration fees - Class C ....................................................................... 8 7 N/A
Registration fees - Class J ........................................................................ N/A 9 7
Registration fees - Institutional .................................................................. 12 20 14
Registration fees - R-6 ........................................................................... N/A 13 N/A
Service fees - R-1 ................................................................................ N/A 9 4
Service fees - R-3 ................................................................................ N/A 13 18
Service fees - R-4 ................................................................................ N/A 12 6
Service fees - R-5 ................................................................................ N/A 25 49
Shareholder meeting expense .................................................................... 1 21 24
Shareholder reports - Class A .................................................................... 2 7 6
Shareholder reports - Class C .................................................................... – 2 N/A
Shareholder reports - Class J ..................................................................... N/A 1 6
Shareholder reports - Institutional ............................................................... 2 19 14
Transfer agent fees - Class A ..................................................................... 82 130 78
Transfer agent fees - Class C ..................................................................... 9 18 N/A
Transfer agent fees - Class J ..................................................................... N/A 45 124
Transfer agent fees - Institutional ................................................................ 69 398 230
Chief compliance officer expenses ............................................................... – 3 –
Custodian fees .................................................................................... – 3 10
Directors' expenses ............................................................................... 9 116 9
Interest expense and fees ......................................................................... 428 – –
Professional fees ................................................................................. 23 25 26
Other expenses ................................................................................... 9 41 4
Total Gross Expenses 2,324 19,644 2,441
Less: Reimbursement from Manager ............................................................ – – 121
Less: Reimbursement from Manager - Class A .................................................. – – 68
Less: Reimbursement from Manager - Institutional ............................................. 29 149 153
Less: Reimbursement from Distributor - Class J ................................................ N/A 9 11
Total Net Expenses 2,295 19,486 2,088
Net Investment Income (Loss) 8,160 139,004 9,722
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... (5,024) 10,283 (5,052)
Futures contracts ................................................................................. – – (1,540)
Swap agreements ................................................................................. – – (2,368)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 35,800 504,681 37,109
Futures contracts ................................................................................. – – 1,755
Swap agreements ................................................................................. – – (660)
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 30,776 514,964 29,244
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 38,936 $ 653,968 $ 38,966

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 2,180 $ 1,618 $ 3,480
Dividends ......................................................................................... 13,774 61,731 144,717
Foreign tax reclaims .............................................................................. – 8,492 –
Withholding tax .................................................................................. (22) (6,053) (3,990)
Interest ............................................................................................ 94,261 47 30
Securities lending - net ...........................................................................
265 73 573
IRS closing agreement fees related to foreign tax reclaims ......................................
– (2,737) –
Total Income 110,458 63,171 144,810
Expenses:
Management and investment advisory fees ...................................................... 10,523 16,675 23,548
Distribution fees - Class A ....................................................................... 1,425 261 1,491
Distribution fees - Class C ....................................................................... 1,230 N/A 476
Distribution fees - Class J ........................................................................ N/A 104 59
Distribution fees - R-1 ........................................................................... N/A 4 3
Distribution fees - R-3 ........................................................................... N/A 12 38
Distribution fees - R-4 ........................................................................... N/A 3 13
Administrative service fees - R-1 ................................................................ N/A 3 3
Administrative service fees - R-3 ................................................................ N/A 3 11
Administrative service fees - R-4 ................................................................ N/A 1 4
Administrative service fees - R-5 ................................................................ N/A 1 7
Registration fees - Class A ....................................................................... 15 9 15
Registration fees - Class C ....................................................................... 11 N/A 8
Registration fees - Class J ........................................................................ N/A 7 8
Registration fees - Institutional .................................................................. 20 12 36
Registration fees - R-6 ........................................................................... 9 8 N/A
Service fees - R-1 ................................................................................ N/A 3 2
Service fees - R-3 ................................................................................ N/A 12 38
Service fees - R-4 ................................................................................ N/A 9 33
Service fees - R-5 ................................................................................ N/A 30 185
Shareholder meeting expense .................................................................... 29 40 52
Shareholder reports - Class A .................................................................... 74 12 28
Shareholder reports - Class C .................................................................... 26 N/A 3
Shareholder reports - Class J ..................................................................... N/A 5 1
Shareholder reports - Institutional ............................................................... 121 21 55
Shareholder reports - R-6 ........................................................................ 1 – N/A
Transfer agent fees - Class A ..................................................................... 512 204 594
Transfer agent fees - Class C ..................................................................... 130 N/A 47
Transfer agent fees - Class J ..................................................................... N/A 140 45
Transfer agent fees - Institutional ................................................................ 753 254 1,233
Chief compliance officer expenses ............................................................... 1 1 3
Custodian fees .................................................................................... 65 314 83
Directors' expenses ............................................................................... 40 53 117
Professional fees ................................................................................. 38 69 35
Other expenses ................................................................................... 23 123 54
Total Gross Expenses 15,046 18,393 28,328
Less: Reimbursement from Manager ............................................................ 418 – –
Less: Reimbursement from Manager - Institutional ............................................. 744 97 849
Less: Reimbursement from Manager - R-6 ...................................................... 9 – N/A
Less: Reimbursement from Distributor - Class J ................................................ N/A 14 8
Total Net Expenses 13,875 18,282 27,471
Net Investment Income (Loss) 96,583 44,889 117,339
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of  $0, $(521) and $0, respectively) .............. (137,413) (37,905) 75,018
Foreign currency contracts ....................................................................... (1,577) – –
Foreign currency transactions .................................................................... 385 1,156 –
Futures contracts ................................................................................. 1,473 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $0, $1,064 and $0, respectively) ........................... 214,013 722,466 289,202
Foreign currency contracts ....................................................................... 98 – –
Futures contracts ................................................................................. (269) – –
Translation of assets and liabilities in foreign currencies ........................................ 397 912 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 77,107 686,629 364,220
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 173,690 $ 731,518 $ 481,559

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 859 $ 123 $ 611
Dividends ......................................................................................... – 2,759 38,169
Withholding tax .................................................................................. (88) (121) (1,471)
Interest ............................................................................................ 15,475 4 2
Securities lending - net ...........................................................................
– 5 43
IRS closing agreement fees related to foreign tax reclaims ......................................
– – (3)
Total Income 16,246 2,770 37,351
Expenses:
Management and investment advisory fees ...................................................... 1,552 1,127 9,637
Distribution fees - Class A ....................................................................... N/A 87 101
Distribution fees - Class J ........................................................................ N/A 53 N/A
Distribution fees - R-1 ........................................................................... N/A 2 N/A
Distribution fees - R-3 ........................................................................... N/A 5 1
Distribution fees - R-4 ........................................................................... N/A 1 –
Administrative service fees - R-1 ................................................................ N/A 2 N/A
Administrative service fees - R-3 ................................................................ N/A 2 –
Registration fees - Class A ....................................................................... N/A 8 10
Registration fees - Class J ........................................................................ N/A 7 N/A
Registration fees - Institutional .................................................................. 19 8 39
Registration fees - R-6 ........................................................................... N/A 8 10
Service fees - R-1 ................................................................................ N/A 2 N/A
Service fees - R-3 ................................................................................ N/A 5 1
Service fees - R-4 ................................................................................ N/A 3 1
Service fees - R-5 ................................................................................ N/A 7 8
Shareholder meeting expense .................................................................... 4 22 23
Shareholder reports - Class A .................................................................... N/A 6 4
Shareholder reports - Class J ..................................................................... N/A 4 N/A
Shareholder reports - Institutional ............................................................... 32 15 85
Shareholder reports - R-6 ........................................................................ N/A – 7
Transfer agent fees - Class A ..................................................................... N/A 88 63
Transfer agent fees - Class J ..................................................................... N/A 95 N/A
Transfer agent fees - Institutional ................................................................ 155 46 753
Chief compliance officer expenses ............................................................... – – 1
Custodian fees .................................................................................... 40 54 64
Directors' expenses ............................................................................... 6 4 29
Professional fees ................................................................................. 25 26 21
Other expenses ................................................................................... 4 3 67
Total Gross Expenses 1,837 1,690 10,925
Less: Reimbursement from Manager - Class A .................................................. N/A 61 –
Less: Reimbursement from Manager - Class J ................................................... N/A 79 N/A
Less: Reimbursement from Manager - Institutional ............................................. 77 56 469
Less: Reimbursement from Manager - R-6 ...................................................... N/A 9 –
Less: Reimbursement from Distributor - Class J ................................................ N/A 7 N/A
Total Net Expenses 1,760 1,478 10,456
Net Investment Income (Loss) 14,486 1,292 26,895
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of  $0, $(172) and $0, respectively) .............. (22,134) (1,942)
(a)
(61,353)
Foreign currency contracts ....................................................................... (4,154) – –
Foreign currency transactions .................................................................... 1,460 (56) (19)
Futures contracts ................................................................................. (669) – –
Swap agreements ................................................................................. (2,110) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $0, $260 and $0, respectively) ............................. 60,528 33,567 210,480
Foreign currency contracts ....................................................................... 633 – –
Futures contracts ................................................................................. 87 – –
Swap agreements ................................................................................. 1,572 – –
Translation of assets and liabilities in foreign currencies ........................................ 36 (112) 201
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 35,249 31,457 149,309
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 49,735 $ 32,749 $ 176,204
(a)
Includes a significant one time gain as a result of a settlement in a litigation proceeding.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Government & High
Quality Bond Fund
Government Money
Market Fund
(a)
High Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 151 $ – $ 1,244
Dividends ......................................................................................... – 4,403 –
Interest ............................................................................................ 10,312 65,809 109,376
Securities lending - net ...........................................................................
2 – 397
Total Income 10,465 70,212 111,017
Expenses:
Management and investment advisory fees ...................................................... 1,653 2,411 9,327
Distribution f ees - Class A ....................................................................... 130 N/A N/A
Distribution f ees - Class J ........................................................................ 59 N/A N/A
Distribution f ees - R-1 ........................................................................... 4 N/A N/A
Distribution f ees - R-3 ........................................................................... 4 N/A N/A
Distribution f ees - R-4 ........................................................................... 3 N/A N/A
Administrative service fees - R-1 ................................................................ 3 N/A N/A
Administrative service fees - R-3 ................................................................ 1 N/A N/A
Administrative service fees - R-4 ................................................................ 1 N/A N/A
Registration fees - Class A ....................................................................... 9 N/A N/A
Registration fees - Class J ........................................................................ 8 N/A N/A
Registration fees - Institutional .................................................................. 9 1 13
Registration fees - R-6 ........................................................................... N/A 1 N/A
Service fees - R-1 ................................................................................ 3 N/A N/A
Service fees - R-3 ................................................................................ 4 N/A N/A
Service fees - R-4 ................................................................................ 7 N/A N/A
Service fees - R-5 ................................................................................ 11 N/A N/A
Shareholder meeting expense .................................................................... 22 – –
Shareholder reports - Class A .................................................................... 9 N/A N/A
Shareholder reports - Class J ..................................................................... 3 N/A N/A
Shareholder reports - Institutional ............................................................... 12 – 1
Transfer agent fees - Class A ..................................................................... 133 N/A N/A
Transfer agent fees - Class J ..................................................................... 83 N/A N/A
Transfer agent fees - Institutional ................................................................ 77 3 22
Chief compliance officer expenses ............................................................... – 1 1
Custodian fees .................................................................................... 3 16 39
Directors' expenses ............................................................................... 12 41 39
Professional fees ................................................................................. 24 17 26
Other expenses ................................................................................... 7 19 17
Total Gross Expenses 2,294 2,510 9,485
Less: Reimbursement from Manager ............................................................ – 136 229
Less: Reimbursement from Manager - Institutional ............................................. 34 24 –
Less: Reimbursement from Manager - R-1 ...................................................... 1 N/A N/A
Less: Reimbursement from Manager - R-3 ...................................................... 1 N/A N/A
Less: Reimbursement from Manager - R-4 ...................................................... 2 N/A N/A
Less: Reimbursement from Manager - R-5 ...................................................... 4 N/A N/A
Less: Reimbursement from Manager - R-6 ...................................................... N/A 74 N/A
Less: Reimbursement from Distributor - Class J ................................................ 8 N/A N/A
Total Net Expenses 2,244 2,276 9,256
Net Investment Income (Loss) 8,221 67,936 101,761
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... (13,384) 139 (74,805)
Futures contracts ................................................................................. (3,012) – –
Swap agreements ................................................................................. – – 3,062
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 52,722 – 151,401
Futures contracts ................................................................................. 5,664 – –
Swap agreements ................................................................................. – – (1,284)
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 41,990 139 78,374
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 50,211 $ 68,075 $ 180,135
(a)
Class R-6 shares commenced operations on December 12, 2022.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund International Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 1,368 $ 187 $ 77
Dividends ......................................................................................... 323 – 4,741
Foreign tax reclaims .............................................................................. – – 2,961
Withholding tax .................................................................................. – – (400)
Interest ............................................................................................ 69,938 27,828 4
Securities lending - net ...........................................................................
278 29 8
Total Income 71,907 28,044 7,391
Expenses:
Management and investment advisory fees ...................................................... 5,675 3,005 992
Distribution f ees - Class A ....................................................................... 544 N/A N/A
Distribution f ees - Class C ....................................................................... 191 N/A N/A
Distribution f ees - Class J ........................................................................ N/A 13 N/A
Distribution f ees - R-1 ........................................................................... N/A 1 2
Distribution f ees - R-3 ........................................................................... N/A 8 2
Distribution f ees - R-4 ........................................................................... N/A 2 1
Administrative service fees - R-1 ................................................................ N/A 1 2
Administrative service fees - R-3 ................................................................ N/A 2 1
Administrative service fees - R-4 ................................................................ N/A 1 –
Registration fees - Class A ....................................................................... 15 N/A N/A
Registration fees - Class C ....................................................................... 8 N/A N/A
Registration fees - Class J ........................................................................ N/A 7 N/A
Registration fees - Institutional .................................................................. 25 9 9
Registration fees - R-6 ........................................................................... 10 N/A 9
Service fees - R-1 ................................................................................ N/A 1 1
Service fees - R-3 ................................................................................ N/A 8 2
Service fees - R-4 ................................................................................ N/A 5 1
Service fees - R-5 ................................................................................ N/A 6 2
Shareholder meeting expense .................................................................... 22 4 2
Shareholder reports - Class A .................................................................... 18 N/A N/A
Shareholder reports - Class C .................................................................... 2 N/A N/A
Shareholder reports - Institutional ............................................................... 39 9 12
Shareholder reports - R-6 ........................................................................ 2 N/A –
Transfer agent fees - Class A ..................................................................... 284 N/A N/A
Transfer agent fees - Class C ..................................................................... 29 N/A N/A
Transfer agent fees - Class J ..................................................................... N/A 12 N/A
Transfer agent fees - Institutional ................................................................ 637 18 49
Chief compliance officer expenses ............................................................... 1 1 –
Custodian fees .................................................................................... 7 8 40
Directors' expenses ............................................................................... 29 20 5
Professional fees ................................................................................. 26 23 25
Other expenses ................................................................................... 16 22 30
Total Gross Expenses 7,580 3,186 1,187
Less: Reimbursement from Manager - Institutional ............................................. 179 – 26
Less: Reimbursement from Manager - R-6 ...................................................... – N/A 16
Less: Reimbursement from Distributor - Class J ................................................ N/A 2 N/A
Total Net Expenses 7,401 3,184 1,145
Net Investment Income (Loss) 64,506 24,860 6,246

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund International Fund I
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ 0 and $ (8) , respectively) ................ (9,108) (35,661) (1,845)
Foreign currency contracts ....................................................................... (187) (74) –
Foreign currency transactions .................................................................... (8) 147 (94)
Futures contracts ................................................................................. – 5,077 –
Options and swaptions ........................................................................... – 1,267 –
Short sales ........................................................................................ – 55 –
Swap agreements ................................................................................. – (1,676) –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 0 and $ 4 , respectively) ............................... 91,596 78,977 50,325
Foreign currency contracts ....................................................................... 143 115 –
Futures contracts ................................................................................. – 229 –
Options and swaptions ........................................................................... – 1,411 –
Swap agreements ................................................................................. – (715) –
Translation of assets and liabilities in foreign currencies ........................................ 6 9 33
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 82,442 49,161 48,419
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 146,948 $ 74,021 $ 54,665

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 4,772 $ 2,212 $ 1,818
Dividends ......................................................................................... 27,491 49,003 29,631
Withholding tax .................................................................................. (256) (12) (19)
Interest ............................................................................................ 135 110 33
Securities lending - net ...........................................................................
43 1 43
Total Income 32,185 51,314 31,506
Expenses:
Management and investment advisory fees ...................................................... 28,903 4,008 10,177
Distribution f ees - Class A ....................................................................... 487 417 N/A
Distribution f ees - Class C ....................................................................... N/A 221 N/A
Distribution f ees - Class J ........................................................................ 204 622 63
Distribution f ees - R-1 ........................................................................... 16 21 7
Distribution f ees - R-3 ........................................................................... 73 166 8
Distribution f ees - R-4 ........................................................................... 23 51 1
Administrative service fees - R-1 ................................................................ 13 17 6
Administrative service fees - R-3 ................................................................ 20 47 2
Administrative service fees - R-4 ................................................................ 7 15 –
Administrative service fees - R-5 ................................................................ 8 13 –
Registration fees - Class A ....................................................................... 9 13 N/A
Registration fees - Class C ....................................................................... N/A 8 N/A
Registration fees - Class J ........................................................................ 9 15 8
Registration fees - Institutional .................................................................. 11 14 11
Registration fees - R-6 ........................................................................... 17 N/A N/A
Service fees - R-1 ................................................................................ 11 15 5
Service fees - R-3 ................................................................................ 73 166 8
Service fees - R-4 ................................................................................ 58 129 2
Service fees - R-5 ................................................................................ 199 323 7
Shareholder meeting expense .................................................................... 40 58 8
Shareholder reports - Class A .................................................................... 15 14 N/A
Shareholder reports - Class C .................................................................... N/A 2 N/A
Shareholder reports - Class J ..................................................................... 3 7 1
Shareholder reports - Institutional ............................................................... 10 10 9
Shareholder reports - R-6 ........................................................................ 2 N/A N/A
Transfer agent fees - Class A ..................................................................... 267 266 N/A
Transfer agent fees - Class C ..................................................................... N/A 28 N/A
Transfer agent fees - Class J ..................................................................... 104 237 54
Transfer agent fees - Institutional ................................................................ 1,114 203 147
Chief compliance officer expenses ............................................................... 3 2 1
Custodian fees .................................................................................... 8 5 9
Directors' expenses ............................................................................... 118 71 34
Professional fees ................................................................................. 27 13 13
Other expenses ................................................................................... 115 60 16
Total Gross Expenses 31,967 7,257 10,597
Less: Reimbursement from Manager ............................................................ 771 – 869
Less: Reimbursement from Manager - Class C .................................................. N/A 8 N/A
Less: Reimbursement from Distributor - Class J ................................................ 27 83 8
Total Net Expenses 31,169 7,166 9,720
Net Investment Income (Loss) 1,016 44,148 21,786
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 485,549
(a)
79,590 46,599
Futures contracts ................................................................................. 5,712 (1,325) (973)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 580,804 342,965 (412)
Futures contracts ................................................................................. (3,124) 1,639 841
Net Realized and Unrealized Gain (Loss) on investments and futures 1,068,941 422,869 46,055
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,069,957 $ 467,017 $ 67,841
(a)
During the period ending April 30, 2023, the Fund experienced a significant one-time gain as a result of a reimbursement due to an operational error by a sub-advisor.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
MidCap Growth
Fund
MidCap Growth
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 168 $ 107 $ 682
Dividends ......................................................................................... 65,882 549 3,683
Withholding tax .................................................................................. (2,376) – (49)
Interest ............................................................................................ 4 1 19
Securities lending - net ...........................................................................
15 70 32
Total Income 63,693 727 4,367
Expenses:
Management and investment advisory fees ...................................................... 53,706 745 4,867
Distribution f ees - Class A ....................................................................... 2,025 N/A N/A
Distribution f ees - Class C ....................................................................... 191 N/A N/A
Distribution f ees - Class J ........................................................................ 224 61 30
Distribution f ees - R-1 ........................................................................... 149 2 2
Distribution f ees - R-3 ........................................................................... 56 22 4
Distribution f ees - R-4 ........................................................................... 25 2 1
Administrative service fees - R-1 ................................................................ 119 1 2
Administrative service fees - R-3 ................................................................ 16 6 1
Administrative service fees - R-4 ................................................................ 7 1 –
Administrative service fees - R-5 ................................................................ 14 – –
Registration fees - Class A ....................................................................... 17 N/A N/A
Registration fees - Class C ....................................................................... 8 N/A N/A
Registration fees - Class J ........................................................................ 8 10 7
Registration fees - Institutional .................................................................. 65 9 9
Registration fees - R-6 ........................................................................... 132 N/A N/A
Service fees - R-1 ................................................................................ 106 1 2
Service fees - R-3 ................................................................................ 56 22 4
Service fees - R-4 ................................................................................ 62 6 2
Service fees - R-5 ................................................................................ 347 6 3
Shareholder meeting expense .................................................................... 150 5 3
Shareholder reports - Class A .................................................................... 48 N/A N/A
Shareholder reports - Class C .................................................................... 2 N/A N/A
Shareholder reports - Class J ..................................................................... 4 1 1
Shareholder reports - Institutional ............................................................... 309 4 –
Shareholder reports - R-6 ........................................................................ 207 N/A N/A
Transfer agent fees - Class A ..................................................................... 822 N/A N/A
Transfer agent fees - Class C ..................................................................... 24 N/A N/A
Transfer agent fees - Class J ..................................................................... 109 42 28
Transfer agent fees - Institutional ................................................................ 4,448 55 2
Chief compliance officer expenses ............................................................... 5 – –
Custodian fees .................................................................................... 12 2 8
Directors' expenses ............................................................................... 231 4 16
Professional fees ................................................................................. 20 12 12
Other expenses ................................................................................... 311 2 7
Total Gross Expenses 64,035 1,021 5,011
Less: Reimbursement from Manager ............................................................ – – 119
Less: Reimbursement from Manager - Institutional ............................................. – 20 –
Less: Reimbursement from Distributor - Class J ................................................ 30 8 4
Total Net Expenses 64,005 993 4,888
Net Investment Income (Loss) (312) (266) (521)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 217,324 (7,900) 30,780
Investment transactions in affiliated securities ................................................... (556) – –
Foreign currency transactions .................................................................... (19) – –
Futures contracts ................................................................................. – – 777
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 1,344,847 12,165 36,583
Investment in affiliated securities ................................................................ (3,593) – –
Futures contracts ................................................................................. – – (153)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 1,558,003 4,265 67,987
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,557,691 $ 3,999 $ 67,466

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
MidCap Value
Fund I Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 552 $ 1,975 $ –
Dividends ......................................................................................... 10,993 40,957 809
Withholding tax .................................................................................. – (49) –
Interest ............................................................................................ 34 42 20,705
Securities lending - net ...........................................................................
145 154 –
Total Income 11,724 43,079 21,514
Expenses:
Management and investment advisory fees ...................................................... 965 12,075 1,897
Distribution f ees - Class A ....................................................................... N/A 60 –
Distribution f ees - Class J ........................................................................ 98 138 463
Distribution f ees - R-1 ........................................................................... 10 4 N/A
Distribution f ees - R-3 ........................................................................... 85 15 N/A
Distribution f ees - R-4 ........................................................................... 22 5 N/A
Administrative service fees - R-1 ................................................................ 8 3 N/A
Administrative service fees - R-3 ................................................................ 24 4 N/A
Administrative service fees - R-4 ................................................................ 6 1 N/A
Administrative service fees - R-5 ................................................................ 5 2 N/A
Registration fees - Class A ....................................................................... N/A 8 19
Registration fees - Class J ........................................................................ 8 8 30
Registration fees - Institutional .................................................................. 10 126 N/A
Registration fees - R-6 ........................................................................... 9 11 N/A
Service fees - R-1 ................................................................................ 7 3 N/A
Service fees - R-3 ................................................................................ 85 15 N/A
Service fees - R-4 ................................................................................ 54 12 N/A
Service fees - R-5 ................................................................................ 119 39 N/A
Shareholder meeting expense .................................................................... 9 20 41
Shareholder reports - Class A .................................................................... N/A 1 7
Shareholder reports - Class J ..................................................................... 1 4 7
Shareholder reports - Institutional ............................................................... 3 61 N/A
Shareholder reports - R-6 ........................................................................ 1 – N/A
Transfer agent fees - Class A ..................................................................... N/A 41 135
Transfer agent fees - Class J ..................................................................... 52 100 119
Transfer agent fees - Institutional ................................................................ 57 412 N/A
Chief compliance officer expenses ............................................................... – 1 –
Custodian fees .................................................................................... 5 14 9
Directors' expenses ............................................................................... 17 46 14
Professional fees ................................................................................. 12 13 17
Other expenses ................................................................................... 14 16 5
Total Gross Expenses 1,686 13,258 2,763
Less: Reimbursement from Manager ............................................................ – 380 –
Less: Reimbursement from Manager - Class A .................................................. N/A – 16
Less: Reimbursement from Manager - Institutional ............................................. – 181 N/A
Less: Reimbursement from Distributor - Class J ................................................ 13 18 463
Total Net Expenses 1,673 12,679 2,284
Net Investment Income (Loss) 10,051 30,400 19,230
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 12,692 89,777 –
Futures contracts ................................................................................. 3,348 1,690 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 14,609 (14,144) –
Futures contracts ................................................................................. (2,072) (1,733) –
Net Realized and Unrealized Gain (Loss) on investments and futures 28,577 75,590 –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 38,628 $ 105,990 $ 19,230

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
(a)
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 804 $ 1,350 $ 9,727
Dividends ......................................................................................... 37,130 25,908 –
Foreign tax reclaims .............................................................................. 5,766 – –
Withholding tax .................................................................................. (3,518) (137) –
Interest ............................................................................................ 13 26 –
Securities lending - net ...........................................................................
131 6 –
Total Income 40,326 27,153 9,727
Expenses:
Management and investment advisory fees ...................................................... 9,310 6,904 N/A
Distribution f ees - Class A ....................................................................... N/A 1,310 29
Distribution f ees - Class C ....................................................................... N/A 110 N/A
Distribution f ees - Class J ........................................................................ N/A N/A 123
Distribution f ees - R-1 ........................................................................... – 2 5
Distribution f ees - R-3 ........................................................................... 1 24 17
Distribution f ees - R-4 ........................................................................... – 4 2
Administrative service fees - R-1 ................................................................ – 2 4
Administrative service fees - R-3 ................................................................ – 7 5
Administrative service fees - R-4 ................................................................ – 1 1
Administrative service fees - R-5 ................................................................ N/A 1 1
Registration fees - Class A ....................................................................... N/A 11 10
Registration fees - Class C ....................................................................... N/A 7 N/A
Registration fees - Class J ........................................................................ N/A N/A 8
Registration fees - Institutional .................................................................. 15 15 6
Service fees - R-1 ................................................................................ – 2 4
Service fees - R-3 ................................................................................ 1 24 17
Service fees - R-4 ................................................................................ 1 11 5
Service fees - R-5 ................................................................................ N/A 37 17
Shareholder meeting expense .................................................................... 3 31 14
Shareholder reports - Class A .................................................................... N/A 21 2
Shareholder reports - Class C .................................................................... N/A 1 N/A
Shareholder reports - Class J ..................................................................... N/A N/A 7
Shareholder reports - Institutional ............................................................... 17 10 1
Transfer agent fees - Class A ..................................................................... N/A 400 16
Transfer agent fees - Class C ..................................................................... N/A 16 N/A
Transfer agent fees - Class J ..................................................................... N/A N/A 26
Transfer agent fees - Institutional ................................................................ 176 132 7
Chief compliance officer expenses ............................................................... – 1 –
Custodian fees .................................................................................... 194 6 –
Directors' expenses ............................................................................... 25 40 7
Professional fees ................................................................................. 52 13 6
Other expenses ................................................................................... 66 15 6
Total Gross Expenses 9,861 9,158 346
Less: Reimbursement from Manager ............................................................ 251 – –
Less: Reimbursement from Manager - Class A .................................................. N/A – 17
Less: Reimbursement from Distributor - Class J ................................................ N/A N/A 16
Total Net Expenses 9,610 9,158 313
Net Investment Income (Loss) 30,716 17,995 9,414
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 28,521 (3,904) –
Investment transactions in affiliated Funds ...................................................... – – (706)
Foreign currency transactions .................................................................... 172 (33) –
Futures contracts ................................................................................. 2,079 – –
Capital gain distributions received from affiliated Funds ........................................ – – 6,621
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 467,322 239,913 –
Investments in affiliated Funds ................................................................... – – 21,306
Futures contracts ................................................................................. (22) – –
Translation of assets and liabilities in foreign currencies ........................................ 466 1 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 498,538 235,977 27,221
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 529,254 $ 253,972 $ 36,635
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on January 13, 2023.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 4,960 $ 46,810 $ 26,404
Total Income 4,960 46,810 26,404
Expenses:
Distribution f ees - Class A ....................................................................... N/A 113 N/A
Distribution f ees - Class J ........................................................................ N/A 517 N/A
Distribution f ees - R-1 ........................................................................... 4 21 12
Distribution f ees - R-3 ........................................................................... 23 92 120
Distribution f ees - R-4 ........................................................................... 4 15 20
Administrative service fees - R-1 ................................................................ 3 17 10
Administrative service fees - R-3 ................................................................ 6 26 33
Administrative service fees - R-4 ................................................................ 1 4 6
Administrative service fees - R-5 ................................................................ 1 5 5
Registration fees - Class A ....................................................................... N/A 8 N/A
Registration fees - Class J ........................................................................ N/A 9 N/A
Registration fees - Institutional .................................................................. 8 13 13
Service fees - R-1 ................................................................................ 3 15 9
Service fees - R-3 ................................................................................ 23 92 120
Service fees - R-4 ................................................................................ 10 38 51
Service fees - R-5 ................................................................................ 23 128 111
Shareholder meeting expense .................................................................... – 16 –
Shareholder reports - Class A .................................................................... N/A 1 N/A
Shareholder reports - Class J ..................................................................... N/A 5 N/A
Transfer agent fees - Class A ..................................................................... N/A 40 N/A
Transfer agent fees - Class J ..................................................................... N/A 112 N/A
Transfer agent fees - Institutional ................................................................ 2 19 8
Chief compliance officer expenses ............................................................... – 1 –
Directors' expenses ............................................................................... 4 34 20
Professional fees ................................................................................. 9 10 9
Other expenses ................................................................................... 2 15 9
Total Gross Expenses 126 1,366 556
Less: Reimbursement from Distributor - Class J ................................................ N/A 69 N/A
Total Net Expenses 126 1,297 556
Net Investment Income (Loss) 4,834 45,513 25,848
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 770 9,037 (638)
Capital gain distributions received from affiliated Funds ........................................ 3,703 42,923 29,750
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... 10,040 100,409 68,130
Net Realized and Unrealized Gain (Loss) on investments 14,513 152,369 97,242
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 19,347 $ 197,882 $ 123,090

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 71,642 $ 21,262 $ 49,900
Total Income 71,642 21,262 49,900
Expenses:
Distribution f ees - Class A ....................................................................... 166 N/A 132
Distribution f ees - Class J ........................................................................ 805 N/A 564
Distribution f ees - R-1 ........................................................................... 30 12 22
Distribution f ees - R-3 ........................................................................... 157 111 124
Distribution f ees - R-4 ........................................................................... 27 18 22
Administrative service fees - R-1 ................................................................ 24 10 18
Administrative service fees - R-3 ................................................................ 44 31 35
Administrative service fees - R-4 ................................................................ 8 5 6
Administrative service fees - R-5 ................................................................ 9 4 8
Registration fees - Class A ....................................................................... 7 N/A 7
Registration fees - Class J ........................................................................ 8 N/A 9
Registration fees - Institutional .................................................................. 16 12 14
Service fees - R-1 ................................................................................ 21 9 16
Service fees - R-3 ................................................................................ 157 111 124
Service fees - R-4 ................................................................................ 67 44 54
Service fees - R-5 ................................................................................ 235 108 190
Shareholder meeting expense .................................................................... 28 – 25
Shareholder reports - Class A .................................................................... 2 N/A 2
Shareholder reports - Class J ..................................................................... 7 N/A 5
Transfer agent fees - Class A ..................................................................... 68 N/A 57
Transfer agent fees - Class J ..................................................................... 204 N/A 170
Transfer agent fees - Institutional ................................................................ 41 10 32
Chief compliance officer expenses ............................................................... 2 1 1
Directors' expenses ............................................................................... 64 20 48
Professional fees ................................................................................. 11 9 10
Other expenses ................................................................................... 29 9 22
Total Gross Expenses 2,237 524 1,717
Less: Reimbursement from Manager - Class A .................................................. – N/A 6
Less: Reimbursement from Distributor - Class J ................................................ 107 N/A 75
Total Net Expenses 2,130 524 1,636
Net Investment Income (Loss) 69,512 20,738 48,264
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 2,152 (94) 178
Capital gain distributions received from affiliated Funds ........................................ 108,079 38,966 112,915
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... 258,352 81,677 205,856
Net Realized and Unrealized Gain (Loss) on investments 368,583 120,549 318,949
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 438,095 $ 141,287 $ 367,213

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 14,854 $ 30,165 $ 8,751
Total Income 14,854 30,165 8,751
Expenses:
Distribution f ees - Class A ....................................................................... N/A 115 N/A
Distribution f ees - Class J ........................................................................ N/A 184 N/A
Distribution f ees - R-1 ........................................................................... 7 19 6
Distribution f ees - R-3 ........................................................................... 87 94 51
Distribution f ees - R-4 ........................................................................... 12 18 7
Administrative service fees - R-1 ................................................................ 6 16 4
Administrative service fees - R-3 ................................................................ 24 26 14
Administrative service fees - R-4 ................................................................ 3 5 2
Administrative service fees - R-5 ................................................................ 3 5 2
Registration fees - Class A ....................................................................... N/A 8 N/A
Registration fees - Class J ........................................................................ N/A 8 N/A
Registration fees - Institutional .................................................................. 10 14 11
Service fees - R-1 ................................................................................ 5 14 4
Service fees - R-3 ................................................................................ 87 94 51
Service fees - R-4 ................................................................................ 29 44 18
Service fees - R-5 ................................................................................ 87 123 49
Shareholder meeting expense .................................................................... – 18 –
Shareholder reports - Class A .................................................................... N/A 2 N/A
Shareholder reports - Class J ..................................................................... N/A 2 N/A
Transfer agent fees - Class A ..................................................................... N/A 72 N/A
Transfer agent fees - Class J ..................................................................... N/A 90 N/A
Transfer agent fees - Institutional ................................................................ 9 26 9
Chief compliance officer expenses ............................................................... – 1 –
Directors' expenses ............................................................................... 16 31 10
Professional fees ................................................................................. 9 10 9
Other expenses ................................................................................... 6 14 4
Total Gross Expenses 400 1,053 251
Less: Reimbursement from Manager - Class A .................................................. N/A 32 N/A
Less: Reimbursement from Distributor - Class J ................................................ N/A 24 N/A
Total Net Expenses 400 997 251
Net Investment Income (Loss) 14,454 29,168 8,500
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... (107) (349) 13
Capital gain distributions received from affiliated Funds ........................................ 38,653 86,616 24,996
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... 65,425 138,761 40,444
Net Realized and Unrealized Gain (Loss) on investments 103,971 225,028 65,453
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 118,425 $ 254,196 $ 73,953

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except Principal LifeTime 2070 Fund
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 8,230 $ 1,223 $ 79
Total Income 8,230 1,223 79
Expenses:
Distribution fees - Class J ........................................................................ 12 N/A 5
Distribution fees - R-1 ........................................................................... 5 – 6
Distribution fees - R-3 ........................................................................... 27 7 4
Distribution fees - R-4 ........................................................................... 3 1 2
Administrative service fees - R-1 ................................................................ 4 – 5
Administrative service fees - R-3 ................................................................ 8 2 1
Administrative service fees - R-4 ................................................................ 1 – 1
Administrative service fees - R-5 ................................................................ 1 – –
Registration fees - Class J ........................................................................ 7 N/A 3,715
Registration fees - Institutional .................................................................. 11 7 3,715
Service fees - R-1 ................................................................................ 4 – 4
Service fees - R-3 ................................................................................ 27 7 4
Service fees - R-4 ................................................................................ 8 2 4
Service fees - R-5 ................................................................................ 35 6 4
Shareholder meeting expense .................................................................... 1 – –
Shareholder reports – Class J .................................................................... – – 12
Shareholder reports – Institutional ............................................................... – – 12
Transfer agent fees - Class J ..................................................................... 14 N/A 1 ,260
Transfer agent fees - Institutional ................................................................ 9 2 20
Chief compliance officer expenses ............................................................... – – 2
Directors' expenses ............................................................................... 10 2 566
Professional fees ................................................................................. 9 9 4 ,382
Other expenses ................................................................................... 4 1 266
Total Gross Expenses 200 46 13,990
Less: Reimbursement from Manager - Class J ................................................... 4 N/A 6 ,419
Less: Reimbursement from Manager - Institutional ............................................. – – 4 ,608
Less: Reimbursement from Manager - R-1 ...................................................... – – 728
Less: Reimbursement from Manager - R-3 ...................................................... – – 728
Less: Reimbursement from Manager - R-4 ...................................................... – – 729
Less: Reimbursement from Manager - R-5 ...................................................... – – 728
Less: Reimbursement from Distributor - Class J ................................................ 2 N/A 1
Total Net Expenses 194 46 49
Net Investment Income (Loss) 8,036 1,177 30
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... (1) (3) (567)
Capital gain distributions received from affiliated Funds ........................................ 23,500 3,462 –
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... 38,351 5,899 2 ,245
Net Realized and Unrealized Gain (Loss) on investments 61,850 9,358 1,678
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 69,886 $ 10,535 $ 1 ,708
(a)
Period from March 1, 2023, date operations commenced, through April 30, 2023.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2015 Fund
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 3,530 $ 8,701 $ 10,347
Total Income 3,530 8,701 10,347
Expenses:
Distribution f ees - Class J ........................................................................ 88 170 237
Registration fees - Class J ........................................................................ 17 14 18
Registration fees - Institutional .................................................................. 8 8 9
Registration fees - R-6 ........................................................................... 9 10 11
Shareholder meeting expense .................................................................... 1 3 5
Shareholder reports - Class J ..................................................................... – 1 1
Transfer agent fees - Class J ..................................................................... 13 17 32
Transfer agent fees - Institutional ................................................................ 3 9 12
Directors' expenses ............................................................................... 3 7 8
Professional fees ................................................................................. 9 9 9
Other expenses ................................................................................... 3 4 4
Total Gross Expenses 154 252 346
Less: Reimbursement from Manager - Institutional ............................................. 8 9 7
Less: Reimbursement from Manager - R-6 ...................................................... 8 – –
Less: Reimbursement from Distributor - Class J ................................................ 12 23 32
Total Net Expenses 126 220 307
Net Investment Income (Loss) 3,404 8,481 10,040
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... (5) (554) 5
Capital gain distributions received from affiliated Funds ........................................ 1,415 4,227 5,943
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... 7,326 19,926 25,668
Net Realized and Unrealized Gain (Loss) on investments 8,736 23,599 31,616
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 12,140 $ 32,080 $ 41,656

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2030 Fund
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 8,772 $ 6,522 $ 6,251
Total Income 8,772 6,522 6,251
Expenses:
Distribution f ees - Class J ........................................................................ 173 132 124
Registration fees - Class J ........................................................................ 14 12 14
Registration fees - Institutional .................................................................. 8 9 9
Registration fees - R-6 ........................................................................... 11 10 10
Shareholder meeting expense .................................................................... 4 4 4
Shareholder reports - Class J ..................................................................... 1 1 1
Transfer agent fees - Class J ..................................................................... 23 18 27
Transfer agent fees - Institutional ................................................................ 16 13 10
Directors' expenses ............................................................................... 8 6 6
Professional fees ................................................................................. 9 9 9
Other expenses ................................................................................... 4 3 3
Total Gross Expenses 271 217 217
Less: Reimbursement from Manager - Institutional ............................................. 8 7 6
Less: Reimbursement from Distributor - Class J ................................................ 23 17 17
Total Net Expenses 240 193 194
Net Investment Income (Loss) 8,532 6,329 6,057
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... (22) 11 (10)
Capital gain distributions received from affiliated Funds ........................................ 6,203 5,488 6,258
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... 29,508 23,450 23,743
Net Realized and Unrealized Gain (Loss) on investments 35,689 28,949 29,991
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 44,221 $ 35,278 $ 36,048

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2045 Fund
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 3,949 $ 3,317 $ 1,734
Total Income 3,949 3,317 1,734
Expenses:
Distribution f ees - Class J ........................................................................ 72 59 28
Registration fees - Class J ........................................................................ 11 12 10
Registration fees - Institutional .................................................................. 8 8 8
Registration fees - R-6 ........................................................................... 10 10 9
Shareholder meeting expense .................................................................... 3 4 3
Transfer agent fees - Class J ..................................................................... 23 26 22
Transfer agent fees - Institutional ................................................................ 9 7 5
Directors' expenses ............................................................................... 5 4 3
Professional fees ................................................................................. 9 9 9
Other expenses ................................................................................... 3 3 3
Total Gross Expenses 153 142 100
Less: Reimbursement from Manager - Class J ................................................... – – 6
Less: Reimbursement from Manager - Institutional ............................................. 8 8 10
Less: Reimbursement from Manager - R-6 ...................................................... 4 5 10
Less: Reimbursement from Distributor - Class J ................................................ 10 8 4
Total Net Expenses 131 121 70
Net Investment Income (Loss) 3,818 3,196 1,664
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 8 (14) (2)
Capital gain distributions received from affiliated Funds ........................................ 4,495 4,089 2,133
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... 15,945 13,759 7,261
Net Realized and Unrealized Gain (Loss) on investments 20,448 17,834 9,392
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 24,266 $ 21,030 $ 11,056

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except Principal LifeTime Hybrid 2070 Fund
Principal LifeTime
Hybrid 2060 Fund
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 794 $ 207 $ 9
Total Income 794 207 9
Expenses:
Distribution fees - Class J ........................................................................ 14 5 4
Registration fees - Class J ........................................................................ 8 7 3,842
Registration fees - Institutional .................................................................. 8 8 3,842
Registration fees - R-6 ........................................................................... 9 8 3,84 3
Shareholder meeting expense .................................................................... 3 1 –
Shareholder reports - Class J ..................................................................... – – 6
Shareholder reports - Class J ..................................................................... – – 6
Shareholder reports - Institutional ............................................................... – – 6
Transfer agent fees – R-6 ......................................................................... 18 10 1 ,260
Transfer agent fees - Institutional ................................................................ 3 1 20
Chief compliance officer expenses ............................................................... – – 2
Directors' expenses ............................................................................... 2 1 566
Professional fees ................................................................................. 9 9 4 ,382
Other expenses ................................................................................... 1 1 399
Total Gross Expenses 75 51 18 ,178
Less: Reimbursement from Manager - Class J ................................................... 17 17 7 ,357
Less: Reimbursement from Manager - Institutional ............................................. 11 9 5,415
Less: Reimbursement from Manager - R-6 ...................................................... 12 13 5,396
Less: Reimbursement from Distributor - Class J ................................................ 2 1 1
Total Net Expenses 33 11 9
Net Investment Income (Loss) 761 196 –
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... – – 622
Capital gain distributions received from affiliated Funds ........................................ 982 254 –
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... 3,335 887 1 ,132
Net Realized and Unrealized Gain (Loss) on investments 4,317 1,141 1,754
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,078 $ 1,337 $ 1,754
(a)
Period from March 1, 2023, date operations commenced, through April 30, 2023.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid Income
Fund
Principal LifeTime
Strategic Income
Fund
Real Estate
Securities Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 1,864 $ 6,324 $ 1,728
Dividends ......................................................................................... – – 91,142
Interest ............................................................................................ – – 15
Total Income 1,864 6,324 92,885
Expenses:
Management and investment advisory fees ...................................................... N/A N/A 22,027
Distribution f ees - Class A ....................................................................... N/A 20 356
Distribution f ees - Class C ....................................................................... N/A N/A 131
Distribution f ees - Class J ........................................................................ 38 46 105
Distribution f ees - R-1 ........................................................................... N/A 3 4
Distribution f ees - R-3 ........................................................................... N/A 10 42
Distribution f ees - R-4 ........................................................................... N/A 2 9
Administrative service fees - R-1 ................................................................ N/A 2 3
Administrative service fees - R-3 ................................................................ N/A 3 12
Administrative service fees - R-4 ................................................................ N/A 1 3
Administrative service fees - R-5 ................................................................ N/A – 4
Registration fees - Class A ....................................................................... N/A 7 11
Registration fees - Class C ....................................................................... N/A N/A 7
Registration fees - Class J ........................................................................ 9 8 8
Registration fees - Institutional .................................................................. 8 9 48
Registration fees - R-6 ........................................................................... 8 N/A 16
Service fees - R-1 ................................................................................ N/A 2 3
Service fees - R-3 ................................................................................ N/A 10 42
Service fees - R-4 ................................................................................ N/A 4 23
Service fees - R-5 ................................................................................ N/A 12 112
Shareholder meeting expense .................................................................... 1 3 73
Shareholder reports - Class A .................................................................... N/A – 10
Shareholder reports - Class C .................................................................... N/A N/A 1
Shareholder reports - Class J ..................................................................... – 1 3
Shareholder reports - Institutional ............................................................... – – 145
Shareholder reports - R-6 ........................................................................ – N/A 23
Transfer agent fees - Class A ..................................................................... N/A 11 168
Transfer agent fees - Class C ..................................................................... N/A N/A 24
Transfer agent fees - Class J ..................................................................... 3 18 104
Transfer agent fees - Institutional ................................................................ 2 5 1,443
Chief compliance officer expenses ............................................................... – – 2
Custodian fees .................................................................................... – – 1
Directors' expenses ............................................................................... 2 5 70
Professional fees ................................................................................. 9 9 13
Other expenses ................................................................................... 2 3 88
Total Gross Expenses 82 194 25,134
Less: Reimbursement from Manager - Class A .................................................. N/A 10 –
Less: Reimbursement from Manager - Institutional ............................................. 8 – 764
Less: Reimbursement from Manager - R-6 ...................................................... 10 N/A –
Less: Reimbursement from Distributor - Class J ................................................ 5 6 14
Total Net Expenses 59 178 24,356
Net Investment Income (Loss) 1,805 6,146 68,529
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .......................................................................... – – (125,070)
Investment transactions in affiliated Funds ...................................................... (12) (868) –
Capital gain distributions received from affiliated Funds ........................................ 702 4,321 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... – – 289,965
Investments in affiliated Funds ................................................................... 3,797 14,247 –
Net Realized and Unrealized Gain (Loss) on investments 4,487 17,700 164,895
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 6,292 $ 23,846 $ 233,424

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 61,097 $ 27,722 $ 34,037
Total Income 61,097 27,722 34,037
Expenses:
Management and investment advisory fees ...................................................... 5,793 2,337 3,921
Distribution f ees - Class A ....................................................................... 2,493 660 1,930
Distribution f ees - Class C ....................................................................... 851 341 599
Distribution f ees - Class J ........................................................................ 916 615 503
Distribution f ees - R-1 ........................................................................... 4 3 3
Distribution f ees - R-3 ........................................................................... 24 11 13
Distribution f ees - R-4 ........................................................................... 5 5 3
Administrative service fees - R-1 ................................................................ 3 2 2
Administrative service fees - R-3 ................................................................ 7 3 3
Administrative service fees - R-4 ................................................................ 2 2 1
Administrative service fees - R-5 ................................................................ 2 1 1
Registration fees - Class A ....................................................................... 16 14 13
Registration fees - Class C ....................................................................... 9 8 7
Registration fees - Class J ........................................................................ 20 21 14
Registration fees - Institutional .................................................................. 8 9 9
Service fees - R-1 ................................................................................ 3 2 2
Service fees - R-3 ................................................................................ 24 11 13
Service fees - R-4 ................................................................................ 13 13 6
Service fees - R-5 ................................................................................ 38 24 30
Shareholder meeting expense .................................................................... 69 28 56
Shareholder reports - Class A .................................................................... 47 12 36
Shareholder reports - Class C .................................................................... 6 2 4
Shareholder reports - Class J ..................................................................... 7 4 3
Shareholder reports - Institutional ............................................................... 1 1 1
Transfer agent fees - Class A ..................................................................... 713 191 544
Transfer agent fees - Class C ..................................................................... 82 30 56
Transfer agent fees - Class J ..................................................................... 173 100 109
Transfer agent fees - Institutional ................................................................ 29 13 21
Chief compliance officer expenses ............................................................... 1 – 1
Directors' expenses ............................................................................... 51 21 34
Professional fees ................................................................................. 10 10 10
Other expenses ................................................................................... 23 11 17
Total Gross Expenses 11,443 4,505 7,965
Less: Reimbursement from Distributor - Class J ................................................ 122 82 67
Total Net Expenses 11,321 4,423 7,898
Net Investment Income (Loss) 49,776 23,299 26,139
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... (37,995) (24,354) (51,848)
Capital gain distributions received from affiliated Funds ........................................ 55,281 11,061 48,481
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... 257,922 108,420 216,029
Net Realized and Unrealized Gain (Loss) on investments 275,208 95,127 212,662
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 324,984 $ 118,426 $ 238,801

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Flexible
Income Portfolio
SAM Strategic
Growth Portfolio
Short-Term Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 45,112 $ 19,541 $ 970
Interest ............................................................................................ – – 50,253
Securities lending - net ...........................................................................
– – 7
Total Income 45,112 19,541 51,230
Expenses:
Management and investment advisory fees ...................................................... 3,472 2,611 5,968
Distribution f ees - Class A ....................................................................... 1,293 1,378 265
Distribution f ees - Class C ....................................................................... 642 389 111
Distribution f ees - Class J ........................................................................ 836 264 94
Distribution f ees - R-1 ........................................................................... 4 1 1
Distribution f ees - R-3 ........................................................................... 4 9 12
Distribution f ees - R-4 ........................................................................... 2 2 6
Administrative service fees - R-1 ................................................................ 3 1 1
Administrative service fees - R-3 ................................................................ 1 2 3
Administrative service fees - R-4 ................................................................ 1 1 2
Administrative service fees - R-5 ................................................................ 1 1 –
Registration fees - Class A ....................................................................... 19 11 23
Registration fees - Class C ....................................................................... 9 7 8
Registration fees - Class J ........................................................................ 17 10 8
Registration fees - Institutional .................................................................. 8 8 20
Service fees - R-1 ................................................................................ 3 – 1
Service fees - R-3 ................................................................................ 4 9 12
Service fees - R-4 ................................................................................ 4 4 16
Service fees - R-5 ................................................................................ 10 24 11
Shareholder meeting expense .................................................................... 35 48 21
Shareholder reports - Class A .................................................................... 17 28 7
Shareholder reports - Class C .................................................................... 4 3 1
Shareholder reports - Class J ..................................................................... 6 2 2
Shareholder reports - Institutional ............................................................... 2 1 23
Transfer agent fees - Class A ..................................................................... 335 437 155
Transfer agent fees - Class C ..................................................................... 60 48 16
Transfer agent fees - Class J ..................................................................... 113 89 53
Transfer agent fees - Institutional ................................................................ 22 14 504
Chief compliance officer expenses ............................................................... 1 1 1
Custodian fees .................................................................................... – – 5
Directors' expenses ............................................................................... 31 24 39
Professional fees ................................................................................. 10 9 19
Other expenses ................................................................................... 15 11 19
Total Gross Expenses 6,984 5,447 7,427
Less: Reimbursement from Distributor - Class J ................................................ 112 35 12
Total Net Expenses 6,872 5,412 7,415
Net Investment Income (Loss) 38,240 14,129 43,815
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... – – (6,149)
Investment transactions in affiliated Funds ...................................................... (33,114) (23,477) –
Futures contracts ................................................................................. – – (1,836)
Capital gain distributions received from affiliated Funds ........................................ 7,817 36,320 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... – – 85,336
Investments in affiliated Funds ................................................................... 146,633 150,632 –
Futures contracts ................................................................................. – – 2,783
Net Realized and Unrealized Gain (Loss) on investments and futures 121,336 163,475 80,134
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 159,576 $ 177,604 $ 123,949

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands SmallCap Fund
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 259 $ 1,741 $ 464
Dividends ......................................................................................... 7,283 6,012 10,864
Withholding tax .................................................................................. (45) (16) (9)
Interest ............................................................................................ 3 31 37
Securities lending - net ...........................................................................
82 194 47
Total Income 7,582 7,962 11,403
Expenses:
Management and investment advisory fees ...................................................... 4,399 9,574 865
Distribution f ees - Class A ....................................................................... 312 N/A N/A
Distribution f ees - Class C ....................................................................... 95 N/A N/A
Distribution f ees - Class J ........................................................................ 142 48 131
Distribution f ees - R-1 ........................................................................... 3 3 12
Distribution f ees - R-3 ........................................................................... 18 16 95
Distribution f ees - R-4 ........................................................................... 20 5 16
Administrative service fees - R-1 ................................................................ 3 2 9
Administrative service fees - R-3 ................................................................ 5 5 27
Administrative service fees - R-4 ................................................................ 6 1 5
Administrative service fees - R-5 ................................................................ 3 1 5
Registration fees - Class A ....................................................................... 10 N/A N/A
Registration fees - Class C ....................................................................... 7 N/A N/A
Registration fees - Class J ........................................................................ 8 7 8
Registration fees - Institutional .................................................................. 13 9 11
Registration fees - R-6 ........................................................................... 14 13 9
Service fees - R-1 ................................................................................ 2 2 8
Service fees - R-3 ................................................................................ 18 17 95
Service fees - R-4 ................................................................................ 51 12 40
Service fees - R-5 ................................................................................ 63 38 125
Shareholder meeting expense .................................................................... 40 17 12
Shareholder reports - Class A .................................................................... 10 N/A N/A
Shareholder reports - Class C .................................................................... 2 N/A N/A
Shareholder reports - Class J ..................................................................... 4 1 3
Shareholder reports - Institutional ............................................................... 31 7 5
Shareholder reports - R-6 ........................................................................ 3 27 1
Transfer agent fees - Class A ..................................................................... 173 N/A N/A
Transfer agent fees - Class C ..................................................................... 19 N/A N/A
Transfer agent fees - Class J ..................................................................... 109 43 88
Transfer agent fees - Institutional ................................................................ 218 83 77
Chief compliance officer expenses ............................................................... – 1 –
Custodian fees .................................................................................... 2 28 6
Directors' expenses ............................................................................... 16 28 15
Professional fees ................................................................................. 12 13 12
Other expenses ................................................................................... 10 14 18
Total Gross Expenses 5,841 10,015 1,698
Less: Reimbursement from Manager ............................................................ – 226 –
Less: Reimbursement from Manager - Institutional ............................................. 49 – 40
Less: Reimbursement from Manager - R-6 ...................................................... 2 18 –
Less: Reimbursement from Distributor - Class J ................................................ 19 6 18
Total Net Expenses 5,771 9,765 1,640
Net Investment Income (Loss) 1,811 (1,803) 9,763
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 41,065 (54,144) 20,494
Futures contracts ................................................................................. – (247) (2,033)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (58,066) 118,136 (62,363)
Futures contracts ................................................................................. – (638) (1,740)
Net Realized and Unrealized Gain (Loss) on investments and futures (17,001) 63,107 (45,642)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (15,190) $ 61,304 $ (35,879)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
SmallCap Value
Fund II
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................ $ 1,057 $ –
Dividends ................................................................................................................... 11,832 8
Withholding tax ............................................................................................................ (10) –
Interest ...................................................................................................................... 17 11,390
Securities lending - net .....................................................................................................
83 –
Total Income 12,979 11,398
Expenses:
Management and investment advisory fees ................................................................................ 5,303 1,156
Distribution f ees - Class A ................................................................................................. N/A 369
Distribution f ees - Class C ................................................................................................. N/A 108
Distribution f ees - Class J .................................................................................................. 16 N/A
Distribution f ees - R-1 ..................................................................................................... 1 N/A
Distribution f ees - R-3 ..................................................................................................... 7 N/A
Distribution f ees - R-4 ..................................................................................................... 1 N/A
Administrative service fees - R-1 .......................................................................................... 1 N/A
Administrative service fees - R-3 .......................................................................................... 2 N/A
Administrative service fees - R-5 .......................................................................................... 1 N/A
Registration fees - Class A ................................................................................................. N/A 15
Registration fees - Class C ................................................................................................. N/A 8
Registration fees - Class J .................................................................................................. 7 N/A
Registration fees - Institutional ............................................................................................ 10 22
Registration fees - R-6 ..................................................................................................... 10 N/A
Service fees - R-1 .......................................................................................................... 1 N/A
Service fees - R-3 .......................................................................................................... 7 N/A
Service fees - R-4 .......................................................................................................... 3 N/A
Service fees - R-5 .......................................................................................................... 16 N/A
Shareholder meeting expense .............................................................................................. 6 3
Shareholder reports - Class A .............................................................................................. N/A 3
Shareholder reports - Class C .............................................................................................. N/A 1
Shareholder reports - Class J ............................................................................................... 1 N/A
Shareholder reports - Institutional ......................................................................................... 14 4
Shareholder reports - R-6 .................................................................................................. 2 N/A
Transfer agent fees - Class A ............................................................................................... N/A 89
Transfer agent fees - Class C ............................................................................................... N/A 10
Transfer agent fees - Class J ............................................................................................... 16 N/A
Transfer agent fees - Institutional .......................................................................................... 85 133
Custodian fees .............................................................................................................. 35 –
Directors' expenses ......................................................................................................... 14 9
Interest expense and fees ................................................................................................... – 320
Professional fees ........................................................................................................... 13 23
Other expenses ............................................................................................................. 9 12
Total Gross Expenses 5,581 2,285
Less: Reimbursement from Manager ...................................................................................... 113 –
Less: Reimbursement from Manager - Institutional ....................................................................... 91 110
Less: Reimbursement from Distributor - Class J .......................................................................... 2 N/A
Total Net Expenses 5,375 2,175
Net Investment Income (Loss) 7,604 9,223
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .................................................................................................... 10,874 (11,468)
Futures contracts ........................................................................................................... (315) –
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................. (35,647) 48,682
Futures contracts ........................................................................................................... (547) –
Net Realized and Unrealized Gain (Loss) on investments and futures (25,635) 37,214
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (18,031) $ 46,437

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands California Municipal Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 8,160 $ 15,805
Net realized gain (loss) on investments ................................................................................................ (5,024) (18,326)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
35,800 (91,979)
Net Increase (Decrease) in Net Assets Resulting from Operations 38,936 (94,500)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (7,930) (15,759)
Total Dividends and Distributions (7,930) (15,759)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
5,557 (64,914)
Total Increase (Decrease) in Net Assets 36,563 (175,173)
Net Assets
Beginning of period ....................................................................................................................
553,126 728,299
End of period ..........................................................................................................................
$ 589,689 $ 553,126
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 34,563 $ 1,614 $ 77,909
Reinvested ................................................................................ 4,180 240 2,815
Redeemed .................................................................................
(54,046) (3,924) (57,794)
Net Increase (Decrease)
$ (15,303) $ (2,070) $ 22,930
Shares:
Sold ..................................................................................... 3,558 166 8,027
Reinvested ................................................................................ 429 25 289
Redeemed .................................................................................
(5,608) (403) (5,960)
Net Increase (Decrease)
(1,621) (212) 2,356
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 53,333 $ 3,299 $ 190,476
Reinvested ................................................................................ 8,975 509 4,671
Redeemed .................................................................................
(137,278) (11,248) (177,651)
Net Increase (Decrease)
$ (74,970) $ (7,440) $ 17,496
Shares:
Sold ..................................................................................... 5,259 313 19,146
Reinvested ................................................................................ 888 50 464
Redeemed .................................................................................
(13,493) (1,109) (17,881)
Net Increase (Decrease)
(7,346) (746) 1,729
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (4,456) $ (247) $ (3,227)
Total Dividends and Distributions
$ (4,456) $ (247) $ (3,227)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (9,589) $ (524) $ (5,646)
Total Dividends and Distributions
$ (9,589) $ (524) $ (5,646)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 139,004 $ 206,514
Net realized gain (loss) on investments ................................................................................................ 10,283 (7,363)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
504,681 (1,874,055)
Net Increase (Decrease) in Net Assets Resulting from Operations 653,968 (1,674,904)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (152,597) (258,022)
Total Dividends and Distributions (152,597) (258,022)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
576,976 766,770
Total Increase (Decrease) in Net Assets 1,078,347 (1,166,156)
Net Assets
Beginning of period ....................................................................................................................
9,274,228 10,440,384
End of period ..........................................................................................................................
$ 10,352,575 $ 9,274,228
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ...................... $ 17,252 $ 1,732 $ 6,401 $ 229,783 $ 425 $ 1,192 $ 326 $ 3,558 $ 728,995
Reinvested ................. 2,657 155 1,230 10,442 83 127 128 283 137,234
Redeemed ..................
(26,285) (4,444) (8,108) (133,017) (625) (2,075) (2,802) (2,119) (385,552)
Net Increase (Decrease)
$ (6,376) $ (2,557) $ (477) $ 107,208 $ (117) $ (756) $ (2,348) $ 1,722 $ 480,677
Shares:
Sold ...................... 2,023 204 749 26,806 49 139 38 418 84,872
Reinvested ................. 312 18 144 1,220 10 15 15 33 16,049
Redeemed ..................
(3,085) (519) (951) (15,558) (73) (243) (329) (247) (45,076)
Net Increase (Decrease)
(750) (297) (58) 12,468 (14) (89) (276) 204 55,845
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 23,972 $ 2,045 $ 24,337 $ 239,914 $ 455 $ 3,569 $ 1,628 $ 2,638 $ 2,314,452
Reinvested ................. 5,229 320 2,285 17,527 164 227 276 555 230,665
Redeemed ..................
(76,652) (10,682) (37,811) (254,856) (2,908) (3,843) (3,280) (12,652) (1,700,804)
Net Increase (Decrease)
$ (47,451) $ (8,317) $ (11,189) $ 2,585 $ (2,289) $ (47) $ (1,376) $ (9,459) $ 844,313
Shares:
Sold ...................... 2,608 220 2,657 26,299 47 382 172 285 249,911
Reinvested ................. 578 35 252 1,933 18 25 30 61 25,517
Redeemed ..................
(8,281) (1,152) (4,091) (27,972) (323) (421) (347) (1,361) (183,601)
Net Increase (Decrease)
(5,095) (897) (1,182) 260 (258) (14) (145) (1,015) 91,827
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2023
From net investment income and net
realized gain on investments ..... $ (2,749) $ (158) $ (1,240) $ (10,587) $ (83) $ (131) $ (128) $ (283) $ (137,238)
Total Dividends and Distributions
$ (2,749) $ (158) $ (1,240) $ (10,587) $ (83) $ (131) $ (128) $ (283) $ (137,238)
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (5,392) $ (325) $ (2,314) $ (17,784) $ (164) $ (232) $ (276) $ (555) $ (230,980)
Total Dividends and Distributions
$ (5,392) $ (325) $ (2,314) $ (17,784) $ (164) $ (232) $ (276) $ (555) $ (230,980)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 9,722 $ 14,509
Net realized gain (loss) on investments , futures and swap agreements ................................................................ (8,960) (36,376)
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .................................
38,204 (98,269)
Net Increase (Decrease) in Net Assets Resulting from Operations 38,966 (120,136)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (9,219) (21,858)
Total Dividends and Distributions (9,219) (21,858)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
5,849 15,551
Total Increase (Decrease) in Net Assets 35,596 (126,443)
Net Assets
Beginning of period ....................................................................................................................
584,465 710,908
End of period ..........................................................................................................................
$ 620,061 $ 584,465
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 3,839 $ 2,867 $ 39,762 $ 151 $ 1,481 $ 780 $ 2,987
Reinvested ...................................... 1,010 1,474 5,817 37 197 66 586
Redeemed .......................................
(5,302) (5,934) (36,658) (495) (1,225) (1,735) (3,856)
Net Increase (Decrease)
$ (453) $ (1,593) $ 8,921 $ (307) $ 453 $ (889) $ (283)
Shares:
Sold ........................................... 416 309 4,328 17 161 83 326
Reinvested ...................................... 110 159 634 4 22 7 64
Redeemed .......................................
(577) (640) (3,984) (54) (134) (188) (423)
Net Increase (Decrease)
(51) (172) 978 (33) 49 (98) (33)
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 7,134 $ 6,848 $ 110,266 $ 531 $ 2,496 $ 875 $ 17,914
Reinvested ...................................... 2,578 3,932 13,147 92 522 191 1,305
Redeemed .......................................
(16,553) (22,501) (87,753) (395) (6,015) (1,740) (17,323)
Net Increase (Decrease)
$ (6,841) $ (11,721) $ 35,660 $ 228 $ (2,997) $ (674) $ 1,896
Shares:
Sold ........................................... 713 670 10,968 52 252 85 1,850
Reinvested ...................................... 252 380 1,292 9 51 18 129
Redeemed .......................................
(1,659) (2,246) (8,881) (40) (595) (170) (1,697)
Net Increase (Decrease)
(694) (1,196) 3,379 21 (292) (67) 282
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (1,035) $ (1,480) $ (5,818) $ (37) $ (197) $ (66) $ (586)
Total Dividends and Distributions
$ (1,035) $ (1,480) $ (5,818) $ (37) $ (197) $ (66) $ (586)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (2,639) $ (3,959) $ (13,150) $ (92) $ (522) $ (191) $ (1,305)
Total Dividends and Distributions
$ (2,639) $ (3,959) $ (13,150) $ (92) $ (522) $ (191) $ (1,305)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 96,583 $ 172,995
Net realized gain (loss) on investments , foreign currencies and futures ............................................................... (137,132) (171,660)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ................................
214,239 (517,976)
Net Increase (Decrease) in Net Assets Resulting from Operations 173,690 (516,641)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (89,854) (178,610)
From tax return of capital ..............................................................................................................
– (1,670)
Total Dividends and Distributions (89,854) (180,280)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(298,223) (558,799)
Total Increase (Decrease) in Net Assets (214,387) (1,255,720)
Net Assets
Beginning of period ....................................................................................................................
3,238,783 4,494,503
End of period ..........................................................................................................................
$ 3,024,396 $ 3,238,783
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold .......................................................................... $ 75,455 $ 5,813 $ 167,808 $ 5,002
Reinvested ..................................................................... 28,283 5,718 42,881 1,232
Redeemed ......................................................................
(159,083) (69,474) (392,236) (9,622)
Net Increase (Decrease)
$ (55,345) $ (57,943) $ (181,547) $ (3,388)
Shares:
Sold .......................................................................... 6,336 493 14,165 423
Reinvested ..................................................................... 2,386 485 3,638 105
Redeemed ......................................................................
(13,383) (5,876) (33,146) (815)
Net Increase (Decrease)
(4,661) (4,898) (15,343) (287)
Year Ended October 31, 2022
Dollars:
Sold .......................................................................... $ 157,217 $ 18,191 $ 382,114 $ 16,954
Reinvested ..................................................................... 51,422 13,090 89,021 3,035
Redeemed ......................................................................
(293,571) (166,555) (763,629) (66,088)
Net Increase (Decrease)
$ (84,932) $ (135,274) $ (292,494) $ (46,099)
Shares:
Sold .......................................................................... 12,296 1,423 29,983 1,330
Reinvested ..................................................................... 4,025 1,024 6,996 235
Redeemed ......................................................................
(22,870) (13,113) (60,875) (5,132)
Net Increase (Decrease)
(6,549) (10,666) (23,896) (3,567)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments .............................. $ (32,279) $ (5,911) $ (50,358) $ (1,306)
Total Dividends and Distributions
$ (32,279) $ (5,911) $ (50,358) $ (1,306)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .............................. $ (58,448) $ (13,529) $ (103,502) $ (3,131)
From tax return of capital ........................................................... (551) (122) (971) (26)
Total Dividends and Distributions
$ (58,999) $ (13,651) $ (104,473) $ (3,157)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 44,889 $ 99,493
Net realized gain (loss) on investments and foreign currencies ....................................................................... (36,749) (139,818)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
723,378 (1,363,444)
Net Increase (Decrease) in Net Assets Resulting from Operations 731,518 (1,403,769)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (47,311) (738,695)
Total Dividends and Distributions (47,311) (738,695)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
55,771 585,972
Total Increase (Decrease) in Net Assets 739,978 (1,556,492)
Net Assets
Beginning of period ....................................................................................................................
4,018,140 5,574,632
End of period ..........................................................................................................................
$ 4,758,118 $ 4,018,140
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ...................... $ 4,608 N/A $ 4,264 $ 38,773 $ 161 $ 841 $ 613 $ 1,465 $ 324,779
Reinvested ................. 1,119 N/A 1,004 4,121 4 45 44 206 40,515
Redeemed ..................
(15,170) N/A (6,219) (71,791) (346) (1,965) (1,073) (6,865) (263,362)
Net Increase (Decrease)
$ (9,443) N/A $ (951) $ (28,897) $ (181) $ (1,079) $ (416) $ (5,194) $ 101,932
Shares:
Sold ...................... 382 N/A 355 3,260 14 69 50 119 27,580
Reinvested ................. 98 N/A 89 364 – 4 4 18 3,579
Redeemed ..................
(1,266) N/A (526) (6,077) (29) (163) (89) (566) (22,007)
Net Increase (Decrease)
(786) N/A (82) (2,453) (15) (90) (35) (429) 9,152
Year Ended October 31, 2022
(a)
Dollars:
Sold ...................... $ 24,434 $ 451 $ 6,136 $ 103,805 $ 418 $ 1,952 $ 1,220 $ 3,956 $ 1,085,727
Reinvested ................. 28,899 1,043 21,829 70,174 360 1,636 1,131 4,977 602,172
Redeemed ..................
(29,210) (8,338) (16,014) (123,259) (582) (3,579) (3,225) (13,862) (1,176,279)
Net Increase (Decrease)
$ 24,123 $ (6,844) $ 11,951 $ 50,720 $ 196 $ 9 $ (874) $ (4,929) $ 511,620
Shares:
Sold ...................... 1,890 30 475 8,145 34 152 97 304 79,885
Reinvested ................. 2,008 73 1,538 4,904 25 114 78 342 42,042
Redeemed ..................
(2,292) (684) (1,255) (9,777) (47) (279) (230) (1,015) (94,651)
Net Increase (Decrease)
1,606 (581) 758 3,272 12 (13) (55) (369) 27,276
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2023
From net investment income and net
realized gain on investments ..... $ (1,245) $ N/A $ (1,005) $ (4,127) $ (4) $ (45) $ (44) $ (206) $ (40,635)
Total Dividends and Distributions
$ (1,245) $ N/A $ (1,005) $ (4,127) $ (4) $ (45) $ (44) $ (206) $ (40,635)
Year Ended October 31, 2022
(a)
From net investment income and net
realized gain on investments ..... $ (32,109) $ (1,053) $ (21,851) $ (70,296) $ (360) $ (1,649) $ (1,131) $ (4,977) $ (605,269)
Total Dividends and Distributions
$ (32,109) $ (1,053) $ (21,851) $ (70,296) $ (360) $ (1,649) $ (1,131) $ (4,977) $ (605,269)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 117,339 $ 175,537
Net realized gain (loss) on investments ................................................................................................ 75,018 393,903
Net change in unrealized appreciation/(depreciation) of investments .................................................................
289,202 (1,673,109)
Net Increase (Decrease) in Net Assets Resulting from Operations 481,559 (1,103,669)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (448,826) (577,613)
Total Dividends and Distributions (448,826) (577,613)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(298,678) 82,218
Total Increase (Decrease) in Net Assets (265,945) (1,599,064)
Net Assets
Beginning of period ....................................................................................................................
9,288,404 10,887,468
End of period ..........................................................................................................................
$ 9,022,459 $ 9,288,404
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 35,801 $ 5,161 $ 3,731 $ 523,623 $ 68 $ 3,333 $ 2,062 $ 7,995
Reinvested ........................... 53,129 3,941 3,637 371,631 85 1,354 1,237 6,930
Redeemed ............................
(88,282) (15,676) (4,371) (1,189,338) (127) (5,748) (5,807) (13,047)
Net Increase (Decrease)
$ 648 $ (6,574) $ 2,997 $ (294,084) $ 26 $ (1,061) $ (2,508) $ 1,878
Shares:
Sold ................................ 1,007 150 104 14,593 2 94 57 227
Reinvested ........................... 1,495 114 102 10,455 2 38 35 195
Redeemed ............................
(2,479) (456) (123) (33,387) (3) (165) (163) (368)
Net Increase (Decrease)
23 (192) 83 (8,339) 1 (33) (71) 54
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 95,600 $ 17,592 $ 12,744 $ 1,520,143 $ 390 $ 8,489 $ 7,553 $ 16,236
Reinvested ........................... 69,169 5,249 4,497 475,732 134 1,638 1,561 9,189
Redeemed ............................
(197,121) (32,123) (13,475) (1,872,086) (1,109) (8,534) (9,194) (30,056)
Net Increase (Decrease)
$ (32,352) $ (9,282) $ 3,766 $ 123,789 $ (585) $ 1,593 $ (80) $ (4,631)
Shares:
Sold ................................ 2,509 476 328 40,194 11 224 194 424
Reinvested ........................... 1,752 136 114 12,081 3 42 40 233
Redeemed ............................
(5,167) (885) (353) (49,513) (30) (226) (237) (786)
Net Increase (Decrease)
(906) (273) 89 2,762 (16) 40 (3) (129)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (54,960) $ (4,227) $ (3,644) $ (376,369) $ (85) $ (1,374) $ (1,237) $ (6,930)
Total Dividends and Distributions
$ (54,960) $ (4,227) $ (3,644) $ (376,369) $ (85) $ (1,374) $ (1,237) $ (6,930)
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (71,575) $ (5,583) $ (4,512) $ (483,400) $ (134) $ (1,659) $ (1,561) $ (9,189)
Total Dividends and Distributions
$ (71,575) $ (5,583) $ (4,512) $ (483,400) $ (134) $ (1,659) $ (1,561) $ (9,189)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 14,486 $ 32,006
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................... (27,607) (77,981)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ............
62,856 (60,495)
Net Increase (Decrease) in Net Assets Resulting from Operations 49,735 (106,470)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (13,465) (38,390)
Total Dividends and Distributions (13,465) (38,390)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
25,515 (253,722)
Total Increase (Decrease) in Net Assets 61,785 (398,582)
Net Assets
Beginning of period ....................................................................................................................
378,572 777,154
End of period ..........................................................................................................................
$ 440,357 $ 378,572
Class A Institutional
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ............................................................................................... N/A $ 99,468
Reinvested .......................................................................................... N/A 13,462
Redeemed ...........................................................................................
N/A (87,415)
Net Increase (Decrease)
N/A $ 25,515
Shares:
Sold ............................................................................................... N/A 11,565
Reinvested .......................................................................................... N/A 1,573
Redeemed ...........................................................................................
N/A (10,207)
Net Increase (Decrease)
N/A 2,931
Year Ended October 31, 2022
(a)
Dollars:
Sold ............................................................................................... $ 546 $ 184,326
Reinvested .......................................................................................... 69 38,231
Redeemed ...........................................................................................
(7,263) (469,631)
Net Increase (Decrease)
$ (6,648) $ (247,074)
Shares:
Sold ............................................................................................... 55 19,292
Reinvested .......................................................................................... 7 4,287
Redeemed ...........................................................................................
(741) (50,704)
Net Increase (Decrease)
(679) (27,125)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ................................................... $ N/A $ (13,465)
Total Dividends and Distributions
$ N/A $ (13,465)
Year Ended October 31, 2022
(a)
From net investment income and net realized gain on investments ................................................... $ (69) $ (38,321)
Total Dividends and Distributions
$ (69) $ (38,321)
(a)
Class A shares discontinued operations on February 25, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Emerging Markets Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 1,292 $ 3,992
Net realized gain (loss) on investments and foreign currencies ....................................................................... (1,998) (13,037)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
33,455 (86,184)
Net Increase (Decrease) in Net Assets Resulting from Operations 32,749 (95,229)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (2,789) (20,006)
Total Dividends and Distributions (2,789) (20,006)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(672) 17,311
Total Increase (Decrease) in Net Assets 29,288 (97,924)
Net Assets
Beginning of period ....................................................................................................................
196,982 294,906
End of period ..........................................................................................................................
$ 226,270 $ 196,982
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ...................... $ 3,998 N/A $ 2,191 $ 9,278 $ 78 $ 379 $ 171 $ 462 $ 4,015
Reinvested ................. 722 N/A 905 929 8 40 27 64 90
Redeemed ..................
(4,389) N/A (3,933) (11,528) (168) (342) (384) (609) (2,676)
Net Increase (Decrease)
$ 331 N/A $ (837) $ (1,321) $ (82) $ 77 $ (186) $ (83) $ 1,429
Shares:
Sold ...................... 171 N/A 97 406 3 16 8 20 180
Reinvested ................. 33 N/A 43 42 – 2 1 3 4
Redeemed ..................
(191) N/A (178) (509) (7) (15) (17) (27) (117)
Net Increase (Decrease)
13 N/A (38) (61) (4) 3 (8) (4) 67
Year Ended October 31, 2022
(a)
Dollars:
Sold ...................... $ 9,894 $ 224 $ 3,432 $ 29,770 $ 199 $ 1,186 $ 658 $ 1,331 $ 928
Reinvested ................. 5,938 341 6,916 5,242 104 409 233 496 289
Redeemed ..................
(11,273) (5,022) (10,854) (15,942) (240) (1,931) (732) (2,641) (1,644)
Net Increase (Decrease)
$ 4,559 $ (4,457) $ (506) $ 19,070 $ 63 $ (336) $ 159 $ (814) $ (427)
Shares:
Sold ...................... 394 8 133 1,170 9 49 27 52 35
Reinvested ................. 208 13 253 186 4 15 8 18 10
Redeemed ..................
(441) (220) (435) (639) (10) (77) (31) (101) (66)
Net Increase (Decrease)
161 (199) (49) 717 3 (13) 4 (31) (21)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2023
From net investment income and net
realized gain on investments ..... $ (726) $ N/A $ (905) $ (929) $ (8) $ (40) $ (27) $ (64) $ (90)
Total Dividends and Distributions
$ (726) $ N/A $ (905) $ (929) $ (8) $ (40) $ (27) $ (64) $ (90)
Year Ended October 31, 2022
(a)
From net investment income and net
realized gain on investments ..... $ (5,967) $ (341) $ (6,923) $ (5,244) $ (104) $ (409) $ (233) $ (496) $ (289)
Total Dividends and Distributions
$ (5,967) $ (341) $ (6,923) $ (5,244) $ (104) $ (409) $ (233) $ (496) $ (289)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 26,895 $ 52,868
Net realized gain (loss) on investments and foreign currencies ....................................................................... (61,372) 27,987
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
210,681 (926,560)
Net Increase (Decrease) in Net Assets Resulting from Operations 176,204 (845,705)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (24,691) (85,238)
Total Dividends and Distributions (24,691) (85,238)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(189,262) (966,249)
Total Increase (Decrease) in Net Assets (37,749) (1,897,192)
Net Assets
Beginning of period ....................................................................................................................
2,220,432 4,117,624
End of period ..........................................................................................................................
$ 2,182,683 $ 2,220,432
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 7,052 N/A $ 221,486 $ 211 $ 32 $ 759 $ 51,626
Reinvested ...................................... 522 N/A 14,539 3 4 62 8,275
Redeemed .......................................
(19,226) N/A (358,297) (112) (24) (280) (115,894)
Net Increase (Decrease)
$ (11,652) N/A $ (122,272) $ 102 $ 12 $ 541 $ (55,993)
Shares:
Sold ........................................... 880 N/A 25,031 24 4 86 5,849
Reinvested ...................................... 67 N/A 1,719 – 1 7 978
Redeemed .......................................
(2,376) N/A (40,791) (13) (3) (32) (12,942)
Net Increase (Decrease)
(1,429) N/A (14,041) 11 2 61 (6,115)
Year Ended October 31, 2022
(a)
Dollars:
Sold ........................................... $ 36,806 $ 1,468 $ 481,624 $ 716 $ 79 $ 8,460 $ 166,356
Reinvested ...................................... 2,186 353 45,948 12 19 34 31,861
Redeemed .......................................
(35,352) (21,413) (905,424) (441) (157) (894) (778,490)
Net Increase (Decrease)
$ 3,640 $ (19,592) $ (377,852) $ 287 $ (59) $ 7,600 $ (580,273)
Shares:
Sold ........................................... 3,901 145 47,603 65 7 767 16,244
Reinvested ...................................... 202 34 3,906 1 2 3 2,706
Redeemed .......................................
(3,745) (2,353) (85,297) (43) (16) (89) (69,215)
Net Increase (Decrease)
358 (2,174) (33,788) 23 (7) 681 (50,265)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (622) $ N/A $ (15,575) $ (3) $ (4) $ (62) $ (8,425)
Total Dividends and Distributions
$ (622) $ N/A $ (15,575) $ (3) $ (4) $ (62) $ (8,425)
Year Ended October 31, 2022
(a)
From net investment income and net realized gain on investments $ (2,597) $ (355) $ (49,985) $ (12) $ (19) $ (34) $ (32,236)
Total Dividends and Distributions
$ (2,597) $ (355) $ (49,985) $ (12) $ (19) $ (34) $ (32,236)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 8,221 $ 13,312
Net realized gain (loss) on investments and futures ................................................................................... (16,396) (62,150)
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
58,386 (127,710)
Net Increase (Decrease) in Net Assets Resulting from Operations 50,211 (176,548)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (9,352) (18,236)
Total Dividends and Distributions (9,352) (18,236)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(194,862) (180,338)
Total Increase (Decrease) in Net Assets (154,003) (375,122)
Net Assets
Beginning of period ....................................................................................................................
771,076 1,146,198
End of period ..........................................................................................................................
$ 617,073 $ 771,076
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 5,779 N/A $ 3,473 $ 16,041 $ 52 $ 407 $ 358 $ 857
Reinvested ........................... 2,145 N/A 975 5,892 26 40 68 122
Redeemed ............................
(21,285) N/A (6,519) (200,356) (43) (955) (1,152) (787)
Net Increase (Decrease)
$ (13,361) N/A $ (2,071) $ (178,423) $ 35 $ (508) $ (726) $ 192
Shares:
Sold ................................ 642 N/A 384 1,787 6 46 39 94
Reinvested ........................... 239 N/A 108 655 3 4 8 14
Redeemed ............................
(2,372) N/A (726) (22,016) (5) (106) (129) (87)
Net Increase (Decrease)
(1,491) N/A (234) (19,574) 4 (56) (82) 21
Year Ended October 31, 2022
(a)
Dollars:
Sold ................................ $ 25,859 $ 592 $ 10,221 $ 504,378 $ 431 $ 1,008 $ 513 $ 1,786
Reinvested ........................... 2,571 33 1,112 13,951 20 49 81 178
Redeemed ............................
(49,080) (14,868) (17,647) (649,862) (394) (2,111) (1,752) (7,407)
Net Increase (Decrease)
$ (20,650) $ (14,243) $ (6,314) $ (131,533) $ 57 $ (1,054) $ (1,158) $ (5,443)
Shares:
Sold ................................ 2,725 60 1,061 51,289 47 105 54 188
Reinvested ........................... 268 3 115 1,453 2 5 8 18
Redeemed ............................
(5,128) (1,579) (1,822) (69,209) (42) (218) (178) (770)
Net Increase (Decrease)
(2,135) (1,516) (646) (16,467) 7 (108) (116) (564)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (2,217) $ N/A $ (981) $ (5,897) $ (26) $ (41) $ (68) $ (122)
Total Dividends and Distributions
$ (2,217) $ N/A $ (981) $ (5,897) $ (26) $ (41) $ (68) $ (122)
Year Ended October 31, 2022
(a)
From net investment income and net realized gain
on investments ......................... $ (2,662) $ (35) $ (1,120) $ (14,089) $ (20) $ (51) $ (81) $ (178)
Total Dividends and Distributions
$ (2,662) $ (35) $ (1,120) $ (14,089) $ (20) $ (51) $ (81) $ (178)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government Money Market Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 67,936 $ 29,419
Net realized gain (loss) on investments ................................................................................................ 139 –
Net change in unrealized appreciation/(depreciation) of investments .................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 68,075 29,419
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (67,976) (29,419)
Total Dividends and Distributions (67,976) (29,419)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
371,333 (678,052)
Total Increase (Decrease) in Net Assets 371,432 (678,052)
Net Assets
Beginning of period ....................................................................................................................
2,979,627 3,657,679
End of period ..........................................................................................................................
$ 3,351,059 $ 2,979,627
Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
(a)
Dollars:
Sold ............................................................................................... $ 5,304,865 $ 17,771,447
Redeemed ...........................................................................................
(8,281,395) (14,423,584)
Net Increase (Decrease)
$ (2,976,530) $ 3,347,863
Shares:
Sold ............................................................................................... 5,304,865 17,771,447
Redeemed ...........................................................................................
(8,281,395) (14,423,584)
Net Increase (Decrease)
(2,976,530) 3,347,863
Year Ended October 31, 2022
Dollars:
Sold ............................................................................................... $ 51,279,058 N/A
Redeemed ...........................................................................................
(51,957,110) N/A
Net Increase (Decrease)
$ (678,052) N/A
Shares:
Sold ............................................................................................... 51,279,058 N/A
Redeemed ...........................................................................................
(51,957,110) N/A
Net Increase (Decrease)
(678,052) N/A
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
(a)
From net investment income and net realized gain on investments ................................................... $ (12,115) $ (55,861)
Total Dividends and Distributions
$ (12,115) $ (55,861)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ................................................... $ (29,419) $ N/A
Total Dividends and Distributions
$ (29,419) $ N/A
(a)
Period from December 12, 2022, date operations commenced, through April 30, 2023 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Income Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 101,761 $ 175,008
Net realized gain (loss) on investments and swap agreements ......................................................................... (71,743) (99,282)
Net change in unrealized appreciation/(depreciation) of investments and swap agreements ..........................................
150,117 (479,574)
Net Increase (Decrease) in Net Assets Resulting from Operations 180,135 (403,848)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (113,537) (186,071)
Total Dividends and Distributions (113,537) (186,071)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
45,024 (51,438)
Total Increase (Decrease) in Net Assets 111,622 (641,357)
Net Assets
Beginning of period ....................................................................................................................
3,079,579 3,720,936
End of period ..........................................................................................................................
$ 3,191,201 $ 3,079,579
Institutional
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold .......................................................................................................... $ 176,342
Reinvested ..................................................................................................... 113,537
Redeemed ......................................................................................................
(244,855)
Net Increase (Decrease)
$ 45,024
Shares:
Sold .......................................................................................................... 22,027
Reinvested ..................................................................................................... 14,295
Redeemed ......................................................................................................
(30,644)
Net Increase (Decrease)
5,678
Year Ended October 31, 2022
Dollars:
Sold .......................................................................................................... $ 829,383
Reinvested ..................................................................................................... 186,071
Redeemed ......................................................................................................
(1,066,892)
Net Increase (Decrease)
$ (51,438)
Shares:
Sold .......................................................................................................... 95,488
Reinvested ..................................................................................................... 21,919
Redeemed ......................................................................................................
(123,549)
Net Increase (Decrease)
(6,142)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments .............................................................. $ (113,537)
Total Dividends and Distributions
$ (113,537)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (186,071)
Total Dividends and Distributions
$ (186,071)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 64,506 $ 126,318
Net realized gain (loss) on investments and foreign currencies ....................................................................... (9,303) (21,622)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
91,745 (367,096)
Net Increase (Decrease) in Net Assets Resulting from Operations 146,948 (262,400)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (65,542) (134,215)
Total Dividends and Distributions (65,542) (134,215)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(18,553) (335,954)
Total Increase (Decrease) in Net Assets 62,853 (732,569)
Net Assets
Beginning of period ....................................................................................................................
2,164,117 2,896,686
End of period ..........................................................................................................................
$ 2,226,970 $ 2,164,117
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold .......................................................................... $ 124,771 $ 2,325 $ 282,654 $ 71,897
Reinvested ..................................................................... 11,558 902 33,968 13,957
Redeemed ......................................................................
(137,340) (8,750) (327,346) (87,149)
Net Increase (Decrease)
$ (1,011) $ (5,523) $ (10,724) $ (1,295)
Shares:
Sold .......................................................................... 19,352 356 44,224 11,234
Reinvested ..................................................................... 1,788 138 5,302 2,178
Redeemed ......................................................................
(21,285) (1,339) (51,332) (13,593)
Net Increase (Decrease)
(145) (845) (1,806) (181)
Year Ended October 31, 2022
Dollars:
Sold .......................................................................... $ 258,151 $ 3,729 $ 682,753 $ 173,876
Reinvested ..................................................................... 22,746 2,106 66,753 27,754
Redeemed ......................................................................
(320,217) (20,996) (938,520) (294,089)
Net Increase (Decrease)
$ (39,320) $ (15,161) $ (189,014) $ (92,459)
Shares:
Sold .......................................................................... 37,859 529 101,786 24,854
Reinvested ..................................................................... 3,383 308 10,013 4,169
Redeemed ......................................................................
(47,038) (3,057) (140,261) (43,914)
Net Increase (Decrease)
(5,796) (2,220) (28,462) (14,891)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments .............................. $ (12,280) $ (911) $ (35,681) $ (16,670)
Total Dividends and Distributions
$ (12,280) $ (911) $ (35,681) $ (16,670)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .............................. $ (24,213) $ (2,124) $ (70,172) $ (37,706)
Total Dividends and Distributions
$ (24,213) $ (2,124) $ (70,172) $ (37,706)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 24,860 $ 95,115
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ...... (30,865) (19,387)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .......................................................................................................................
80,026 (272,251)
Net Increase (Decrease) in Net Assets Resulting from Operations 74,021 (196,523)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (94,099) (104,240)
Total Dividends and Distributions (94,099) (104,240)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(16,890) 444,455
Total Increase (Decrease) in Net Assets (36,968) 143,692
Net Assets
Beginning of period ....................................................................................................................
1,650,061 1,506,369
End of period ..........................................................................................................................
$ 1,613,093 $ 1,650,061
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................... $ 1,623 $ 101,480 $ 52 $ 659 $ 68 $ 742
Reinvested ................................................ 1,031 92,110 36 400 236 285
Redeemed .................................................
(2,953) (209,507) (4) (2,482) (99) (567)
Net Increase (Decrease)
$ (299) $ (15,917) $ 84 $ (1,423) $ 205 $ 460
Shares:
Sold ..................................................... 220 12,820 8 86 9 95
Reinvested ................................................ 143 12,025 5 55 32 38
Redeemed .................................................
(395) (25,874) (1) (333) (13) (74)
Net Increase (Decrease)
(32) (1,029) 12 (192) 28 59
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 19,317 $ 901,255 $ 809 $ 3,684 $ 702 $ 2,638
Reinvested ................................................ 1,320 101,579 87 474 430 348
Redeemed .................................................
(15,200) (564,616) (1,257) (3,254) (1,953) (1,908)
Net Increase (Decrease)
$ 5,437 $ 438,218 $ (361) $ 904 $ (821) $ 1,078
Shares:
Sold ..................................................... 2,251 99,596 99 449 81 294
Reinvested ................................................ 149 10,840 10 53 48 38
Redeemed .................................................
(1,813) (60,274) (158) (384) (230) (222)
Net Increase (Decrease)
587 50,162 (49) 118 (101) 110
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......... $ (1,032) $ (92,110) $ (36) $ (400) $ (236) $ (285)
Total Dividends and Distributions
$ (1,032) $ (92,110) $ (36) $ (400) $ (236) $ (285)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (1,320) $ (101,580) $ (87) $ (475) $ (430) $ (348)
Total Dividends and Distributions
$ (1,320) $ (101,580) $ (87) $ (475) $ (430) $ (348)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Fund I
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 6,246 $ 9,292
Net realized gain (loss) on investments and foreign currencies ....................................................................... (1,939) (25,884)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
50,358 (92,088)
Net Increase (Decrease) in Net Assets Resulting from Operations 54,665 (108,680)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (8,890) (44,834)
Total Dividends and Distributions (8,890) (44,834)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(4,691) 83,156
Total Increase (Decrease) in Net Assets 41,084 (70,358)
Net Assets
Beginning of period ....................................................................................................................
274,891 345,249
End of period ..........................................................................................................................
$ 315,975 $ 274,891
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................... $ 30,296 $ 87 $ 87 $ 39 $ 1,775 $ 16,767
Reinvested ................................................ 2,720 21 39 53 17 4,900
Redeemed .................................................
(35,136) (119) (623) (1,574) (304) (23,736)
Net Increase (Decrease)
$ (2,120) $ (11) $ (497) $ (1,482) $ 1,488 $ (2,069)
Shares:
Sold ..................................................... 2,419 8 7 4 149 1,355
Reinvested ................................................ 231 2 3 4 1 417
Redeemed .................................................
(2,821) (10) (49) (132) (24) (1,908)
Net Increase (Decrease)
(171) – (39) (124) 126 (136)
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 38,420 $ 190 $ 433 $ 405 $ 84 $ 68,854
Reinvested ................................................ 17,346 158 378 330 93 25,569
Redeemed .................................................
(41,550) (212) (999) (340) (148) (25,855)
Net Increase (Decrease)
$ 14,216 $ 136 $ (188) $ 395 $ 29 $ 68,568
Shares:
Sold ..................................................... 2,707 13 31 27 6 5,284
Reinvested ................................................ 1,076 10 24 20 6 1,585
Redeemed .................................................
(3,147) (14) (73) (24) (10) (1,833)
Net Increase (Decrease)
636 9 (18) 23 2 5,036
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......... $ (2,769) $ (21) $ (39) $ (53) $ (17) $ (5,991)
Total Dividends and Distributions
$ (2,769) $ (21) $ (39) $ (53) $ (17) $ (5,991)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (17,593) $ (158) $ (378) $ (330) $ (93) $ (26,282)
Total Dividends and Distributions
$ (17,593) $ (158) $ (378) $ (330) $ (93) $ (26,282)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 1,016 $ (16,604)
Net realized gain (loss) on investments and futures ................................................................................... 491,261 1,090,008
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
577,680 (5,747,940)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,069,957 (4,674,536)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (970,970) (1,500,514)
Total Dividends and Distributions (970,970) (1,500,514)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
835,309 892,868
Total Increase (Decrease) in Net Assets 934,296 (5,282,182)
Net Assets
Beginning of period ....................................................................................................................
9,562,808 14,844,990
End of period ..........................................................................................................................
$ 10,497,104 $ 9,562,808
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 7,720 $ 11,010 $ 150,568 $ 870 $ 4,505 $ 4,155 $ 8,662 $ 379,325
Reinvested ........................... 40,387 36,370 238,720 1,144 6,902 5,381 16,778 622,445
Redeemed ............................
(24,776) (17,863) (226,274) (623) (7,960) (8,750) (20,643) (392,744)
Net Increase (Decrease)
$ 23,331 $ 29,517 $ 163,014 $ 1,391 $ 3,447 $ 786 $ 4,797 $ 609,026
Shares:
Sold ................................ 579 1,070 10,451 83 376 332 651 25,995
Reinvested ........................... 3,294 3,898 18,237 119 633 473 1,373 47,479
Redeemed ............................
(1,847) (1,749) (15,941) (58) (667) (699) (1,513) (27,299)
Net Increase (Decrease)
2,026 3,219 12,747 144 342 106 511 46,175
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 20,981 $ 27,793 $ 464,650 $ 908 $ 10,494 $ 8,481 $ 17,955 $ 1,097,141
Reinvested ........................... 65,507 58,060 339,689 1,799 11,608 9,001 37,571 971,873
Redeemed ............................
(60,801) (62,953) (444,619) (1,912) (22,891) (20,894) (131,812) (1,504,761)
Net Increase (Decrease)
$ 25,687 $ 22,900 $ 359,720 $ 795 $ (789) $ (3,412) $ (76,286) $ 564,253
Shares:
Sold ................................ 1,177 1,953 26,757 65 693 526 1,035 63,037
Reinvested ........................... 3,259 3,677 15,985 110 640 478 1,878 45,714
Redeemed ............................
(3,584) (4,659) (23,854) (138) (1,460) (1,208) (7,158) (83,712)
Net Increase (Decrease)
852 971 18,888 37 (127) (204) (4,245) 25,039
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (41,160) $ (36,417) $ (240,663) $ (1,144) $ (6,951) $ (5,381) $ (16,778) $ (622,476)
Total Dividends and Distributions
$ (41,160) $ (36,417) $ (240,663) $ (1,144) $ (6,951) $ (5,381) $ (16,778) $ (622,476)
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (66,548) $ (58,120) $ (343,682) $ (1,799) $ (11,734) $ (9,001) $ (37,571) $ (972,059)
Total Dividends and Distributions
$ (66,548) $ (58,120) $ (343,682) $ (1,799) $ (11,734) $ (9,001) $ (37,571) $ (972,059)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 44,148 $ 74,041
Net realized gain (loss) on investments and futures ................................................................................... 78,265 109,701
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
344,604 (1,157,531)
Net Increase (Decrease) in Net Assets Resulting from Operations 467,017 (973,789)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (152,697) (790,869)
Total Dividends and Distributions (152,697) (790,869)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
337,680 882,749
Total Increase (Decrease) in Net Assets 652,000 (881,909)
Net Assets
Beginning of period ....................................................................................................................
5,547,708 6,429,617
End of period ..........................................................................................................................
$ 6,199,708 $ 5,547,708
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 32,686 $ 2,455 $ 41,099 $ 634,911 $ 1,216 $ 14,745 $ 13,041 $ 22,143
Reinvested ........................... 14,068 740 22,117 103,161 239 2,943 2,504 6,581
Redeemed ............................
(43,395) (7,392) (47,422) (393,835) (1,110) (19,161) (19,000) (45,654)
Net Increase (Decrease)
$ 3,359 $ (4,197) $ 15,794 $ 344,237 $ 345 $ (1,473) $ (3,455) $ (16,930)
Shares:
Sold ................................ 1,619 126 2,054 31,171 61 728 642 1,074
Reinvested ........................... 723 40 1,153 5,303 12 151 128 332
Redeemed ............................
(2,148) (380) (2,376) (19,630) (56) (958) (929) (2,191)
Net Increase (Decrease)
194 (214) 831 16,844 17 (79) (159) (785)
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 84,898 $ 3,982 $ 101,670 $ 1,015,815 $ 3,024 $ 25,651 $ 35,824 $ 57,102
Reinvested ........................... 78,331 7,506 121,352 503,014 2,093 22,836 15,506 38,260
Redeemed ............................
(92,482) (14,769) (116,919) (816,185) (7,028) (57,885) (47,378) (81,469)
Net Increase (Decrease)
$ 70,747 $ (3,281) $ 106,103 $ 702,644 $ (1,911) $ (9,398) $ 3,952 $ 13,893
Shares:
Sold ................................ 3,802 186 4,616 45,535 133 1,162 1,645 2,511
Reinvested ........................... 3,340 333 5,241 21,409 90 974 658 1,602
Redeemed ............................
(4,209) (692) (5,400) (36,846) (300) (2,641) (2,071) (3,549)
Net Increase (Decrease)
2,933 (173) 4,457 30,098 (77) (505) 232 564
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (14,375) $ (746) $ (22,140) $ (103,169) $ (239) $ (2,943) $ (2,504) $ (6,581)
Total Dividends and Distributions
$ (14,375) $ (746) $ (22,140) $ (103,169) $ (239) $ (2,943) $ (2,504) $ (6,581)
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (80,086) $ (7,546) $ (121,473) $ (503,069) $ (2,093) $ (22,836) $ (15,506) $ (38,260)
Total Dividends and Distributions
$ (80,086) $ (7,546) $ (121,473) $ (503,069) $ (2,093) $ (22,836) $ (15,506) $ (38,260)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 21,786 $ 45,419
Net realized gain (loss) on investments and futures ................................................................................... 45,626 286,488
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
429 (497,079)
Net Increase (Decrease) in Net Assets Resulting from Operations 67,841 (165,172)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (255,076) (303,624)
Total Dividends and Distributions (255,076) (303,624)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
302,836 (361,449)
Total Increase (Decrease) in Net Assets 115,601 (830,245)
Net Assets
Beginning of period ....................................................................................................................
2,735,079 3,565,324
End of period ..........................................................................................................................
$ 2,850,680 $ 2,735,079
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................... $ 5,588 $ 345,305 $ 225 $ 1,312 $ 183 $ 1,085
Reinvested ................................................ 7,902 245,642 350 501 179 500
Redeemed .................................................
(7,082) (295,433) (577) (1,134) (1,057) (653)
Net Increase (Decrease)
$ 6,408 $ 295,514 $ (2) $ 679 $ (695) $ 932
Shares:
Sold ..................................................... 318 20,178 13 70 10 63
Reinvested ................................................ 476 14,493 21 28 11 29
Redeemed .................................................
(421) (16,823) (34) (60) (62) (37)
Net Increase (Decrease)
373 17,848 – 38 (41) 55
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 15,593 $ 488,999 $ 639 $ 1,599 $ 535 $ 1,480
Reinvested ................................................ 7,115 294,912 321 543 215 516
Redeemed .................................................
(13,482) (1,152,257) (349) (2,287) (1,074) (4,467)
Net Increase (Decrease)
$ 9,226 $ (368,346) $ 611 $ (145) $ (324) $ (2,471)
Shares:
Sold ..................................................... 838 25,374 34 78 29 80
Reinvested ................................................ 382 15,541 17 27 11 27
Redeemed .................................................
(732) (61,496) (19) (113) (58) (225)
Net Increase (Decrease)
488 (20,581) 32 (8) (18) (118)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......... $ (7,903) $ (245,643) $ (350) $ (501) $ (179) $ (500)
Total Dividends and Distributions
$ (7,903) $ (245,643) $ (350) $ (501) $ (179) $ (500)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (7,117) $ (294,912) $ (321) $ (543) $ (215) $ (516)
Total Dividends and Distributions
$ (7,117) $ (294,912) $ (321) $ (543) $ (215) $ (516)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ (312) $ (3,558)
Net realized gain (loss) on investments and foreign currencies ....................................................................... 216,749 680,159
Net change in unrealized appreciation/(depreciation) of investments .................................................................
1,341,254 (6,090,818)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,557,691 (5,414,217)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (566,463) (1,829,829)
Total Dividends and Distributions (566,463) (1,829,829)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(820,101) 1,353,553
Total Increase (Decrease) in Net Assets 171,127 (5,890,493)
Net Assets
Beginning of period ....................................................................................................................
18,498,052 24,388,545
End of period ..........................................................................................................................
$ 18,669,179 $ 18,498,052
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ...................... $ 76,734 $ 1,439 $ 1,913 $ 945,509 $ 1,376 $ 2,454 $ 2,123 $ 18,912 $ 328,542
Reinvested ................. 47,800 1,440 9,751 274,727 2,995 1,445 1,534 9,397 122,537
Redeemed ..................
(132,768) (7,772) (11,847) (1,383,271) (6,015) (4,209) (4,802) (106,676) (1,013,369)
Net Increase (Decrease)
$ (8,234) $ (4,893) $ (183) $ (163,035) $ (1,644) $ (310) $ (1,145) $ (78,367) $ (562,290)
Shares:
Sold ...................... 2,446 54 63 28,972 50 81 66 590 10,011
Reinvested ................. 1,523 54 325 8,422 108 48 48 295 3,753
Redeemed ..................
(4,210) (291) (392) (42,208) (216) (139) (150) (3,319) (30,828)
Net Increase (Decrease)
(241) (183) (4) (4,814) (58) (10) (36) (2,434) (17,064)
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 187,942 $ 4,467 $ 5,883 $ 2,199,643 $ 5,027 $ 6,639 $ 5,313 $ 64,959 $ 3,750,654
Reinvested ................. 160,636 6,240 32,757 974,709 9,968 5,747 5,535 31,134 238,548
Redeemed ..................
(303,587) (21,945) (33,676) (4,289,704) (12,311) (20,742) (22,860) (107,421) (1,530,002)
Net Increase (Decrease)
$ 44,991 $ (11,238) $ 4,964 $ (1,115,352) $ 2,684 $ (8,356) $ (12,012) $ (11,328) $ 2,459,200
Shares:
Sold ...................... 5,289 146 173 61,569 163 199 155 1,793 108,742
Reinvested ................. 4,120 186 877 24,138 285 152 139 786 5,908
Redeemed ..................
(8,859) (748) (1,032) (125,278) (393) (617) (601) (2,907) (44,858)
Net Increase (Decrease)
550 (416) 18 (39,571) 55 (266) (307) (328) 69,792
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2023
From net investment income and net
realized gain on investments ..... $ (50,669) $ (1,456) $ (9,754) $ (305,190) $ (2,995) $ (1,451) $ (1,534) $ (9,402) $ (184,012)
Total Dividends and Distributions
$ (50,669) $ (1,456) $ (9,754) $ (305,190) $ (2,995) $ (1,451) $ (1,534) $ (9,402) $ (184,012)
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (171,386) $ (6,366) $ (32,774) $ (1,175,612) $ (9,974) $ (5,795) $ (5,535) $ (31,144) $ (391,243)
Total Dividends and Distributions
$ (171,386) $ (6,366) $ (32,774) $ (1,175,612) $ (9,974) $ (5,795) $ (5,535) $ (31,144) $ (391,243)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ (266) $ (1,012)
Net realized gain (loss) on investments ................................................................................................ (7,900) (28,146)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
12,165 (79,352)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,999 (108,510)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (57,018)
Total Dividends and Distributions – (57,018)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(14,538) 65,078
Total Increase (Decrease) in Net Assets (10,539) (100,450)
Net Assets
Beginning of period ....................................................................................................................
236,221 336,672
End of period ..........................................................................................................................
$ 225,682 $ 236,221
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................... $ 4,214 $ 14,771 $ 79 $ 1,633 $ 376 $ 640
Redeemed .................................................
(6,995) (24,601) (46) (2,476) (317) (1,816)
Net Increase (Decrease)
$ (2,781) $ (9,830) $ 33 $ (843) $ 59 $ (1,176)
Shares:
Sold ..................................................... 722 1,675 13 212 45 70
Redeemed .................................................
(1,203) (2,797) (7) (315) (36) (198)
Net Increase (Decrease)
(481) (1,122) 6 (103) 9 (128)
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 13,588 $ 81,381 $ 320 $ 8,402 $ 1,224 $ 2,571
Reinvested ................................................ 26,257 21,729 335 3,837 984 3,290
Redeemed .................................................
(22,081) (53,186) (702) (5,251) (1,215) (16,405)
Net Increase (Decrease)
$ 17,764 $ 49,924 $ (47) $ 6,988 $ 993 $ (10,544)
Shares:
Sold ..................................................... 1,912 8,010 46 868 125 221
Reinvested ................................................ 3,344 1,840 41 367 85 268
Redeemed .................................................
(3,270) (5,395) (96) (575) (114) (1,475)
Net Increase (Decrease)
1,986 4,455 (9) 660 96 (986)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......... $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (26,294) $ (22,276) $ (335) $ (3,839) $ (984) $ (3,290)
Total Dividends and Distributions
$ (26,294) $ (22,276) $ (335) $ (3,839) $ (984) $ (3,290)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ (521) $ (4,133)
Net realized gain (loss) on investments and futures ................................................................................... 31,557 23,045
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
36,430 (357,489)
Net Increase (Decrease) in Net Assets Resulting from Operations 67,466 (338,577)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (21,268) (242,929)
Total Dividends and Distributions (21,268) (242,929)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(13,009) 508,636
Total Increase (Decrease) in Net Assets 33,189 (72,870)
Net Assets
Beginning of period ....................................................................................................................
1,168,026 1,240,896
End of period ..........................................................................................................................
$ 1,201,215 $ 1,168,026
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................... $ 1,529 $ 30,776 $ 116 $ 275 $ 74 $ 414
Reinvested ................................................ 1,004 20,086 32 72 27 46
Redeemed .................................................
(1,864) (64,471) (246) (637) (11) (231)
Net Increase (Decrease)
$ 669 $ (13,609) $ (98) $ (290) $ 90 $ 229
Shares:
Sold ..................................................... 205 2,843 16 30 8 37
Reinvested ................................................ 144 1,971 5 8 3 5
Redeemed .................................................
(252) (5,906) (34) (68) (1) (21)
Net Increase (Decrease)
97 (1,092) (13) (30) 10 21
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 2,191 $ 620,806 $ 172 $ 621 $ 170 $ 390
Reinvested ................................................ 14,833 225,234 435 1,069 546 812
Redeemed .................................................
(7,335) (346,862) (229) (807) (741) (2,669)
Net Increase (Decrease)
$ 9,689 $ 499,178 $ 378 $ 883 $ (25) $ (1,467)
Shares:
Sold ..................................................... 242 56,800 20 58 12 30
Reinvested ................................................ 1,593 16,684 48 91 44 60
Redeemed .................................................
(860) (31,831) (25) (76) (70) (176)
Net Increase (Decrease)
975 41,653 43 73 (14) (86)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......... $ (1,005) $ (20,086) $ (32) $ (72) $ (27) $ (46)
Total Dividends and Distributions
$ (1,005) $ (20,086) $ (32) $ (72) $ (27) $ (46)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (14,833) $ (225,234) $ (435) $ (1,069) $ (546) $ (812)
Total Dividends and Distributions
$ (14,833) $ (225,234) $ (435) $ (1,069) $ (546) $ (812)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 10,051 $ 16,151
Net realized gain (loss) on investments and futures ................................................................................... 16,040 79,870
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
12,537 (257,449)
Net Increase (Decrease) in Net Assets Resulting from Operations 38,628 (161,428)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (86,811) (112,207)
Total Dividends and Distributions (86,811) (112,207)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
99,654 99,712
Total Increase (Decrease) in Net Assets 51,471 (173,923)
Net Assets
Beginning of period ....................................................................................................................
1,239,312 1,413,235
End of period ..........................................................................................................................
$ 1,290,783 $ 1,239,312
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 8,180 $ 71,216 $ 365 $ 5,937 $ 6,264 $ 9,197 $ 121,240
Reinvested ...................................... 9,062 12,693 343 4,261 2,647 6,198 51,390
Redeemed .......................................
(8,555) (80,700) (399) (9,819) (4,899) (19,472) (85,495)
Net Increase (Decrease)
$ 8,687 $ 3,209 $ 309 $ 379 $ 4,012 $ (4,077) $ 87,135
Shares:
Sold ........................................... 407 3,367 17 279 297 425 5,880
Reinvested ...................................... 479 644 18 211 130 302 2,608
Redeemed .......................................
(432) (3,881) (19) (460) (225) (894) (4,118)
Net Increase (Decrease)
454 130 16 30 202 (167) 4,370
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 14,158 $ 71,979 $ 1,018 $ 13,545 $ 9,683 $ 18,918 $ 194,526
Reinvested ...................................... 12,297 19,786 490 6,315 3,880 8,960 60,050
Redeemed .......................................
(20,374) (105,439) (1,239) (24,471) (15,138) (31,611) (137,621)
Net Increase (Decrease)
$ 6,081 $ (13,674) $ 269 $ (4,611) $ (1,575) $ (3,733) $ 116,955
Shares:
Sold ........................................... 651 3,222 46 609 424 815 8,845
Reinvested ...................................... 548 849 21 266 162 370 2,577
Redeemed .......................................
(945) (4,769) (57) (1,060) (643) (1,344) (6,104)
Net Increase (Decrease)
254 (698) 10 (185) (57) (159) 5,318
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (9,077) $ (12,895) $ (343) $ (4,261) $ (2,647) $ (6,198) $ (51,390)
Total Dividends and Distributions
$ (9,077) $ (12,895) $ (343) $ (4,261) $ (2,647) $ (6,198) $ (51,390)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (12,321) $ (20,188) $ (490) $ (6,315) $ (3,880) $ (8,960) $ (60,053)
Total Dividends and Distributions
$ (12,321) $ (20,188) $ (490) $ (6,315) $ (3,880) $ (8,960) $ (60,053)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 30,400 $ 51,462
Net realized gain (loss) on investments and futures ................................................................................... 91,467 238,761
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(15,877) (436,714)
Net Increase (Decrease) in Net Assets Resulting from Operations 105,990 (146,491)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (253,175) (311,292)
Total Dividends and Distributions (253,175) (311,292)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
357,272 1,139,654
Total Increase (Decrease) in Net Assets 210,087 681,871
Net Assets
Beginning of period ....................................................................................................................
3,635,588 2,953,717
End of period ..........................................................................................................................
$ 3,845,675 $ 3,635,588
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 3,920 $ 8,039 $ 292,360 $ 124 $ 1,870 $ 1,269 $ 6,148 $ 95,185
Reinvested ........................... 3,013 12,064 77,709 158 741 624 2,096 154,088
Redeemed ............................
(5,658) (12,608) (149,603) (231) (2,324) (1,044) (3,981) (126,687)
Net Increase (Decrease)
$ 1,275 $ 7,495 $ 220,466 $ 51 $ 287 $ 849 $ 4,263 $ 122,586
Shares:
Sold ................................ 245 506 18,214 8 119 81 382 5,984
Reinvested ........................... 196 793 5,029 11 49 41 137 9,948
Redeemed ............................
(358) (807) (9,444) (15) (146) (65) (253) (7,934)
Net Increase (Decrease)
83 492 13,799 4 22 57 266 7,998
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 16,156 $ 21,134 $ 1,033,695 $ 447 $ 3,411 $ 2,516 $ 10,920 $ 351,812
Reinvested ........................... 4,526 20,316 33,116 279 1,434 1,268 3,116 246,990
Redeemed ............................
(9,853) (23,276) (232,705) (516) (5,283) (4,730) (11,141) (323,978)
Net Increase (Decrease)
$ 10,829 $ 18,174 $ 834,106 $ 210 $ (438) $ (946) $ 2,895 $ 274,824
Shares:
Sold ................................ 961 1,268 61,197 27 209 152 650 20,875
Reinvested ........................... 270 1,223 1,966 18 87 77 187 14,627
Redeemed ............................
(602) (1,415) (13,623) (31) (320) (287) (666) (19,335)
Net Increase (Decrease)
629 1,076 49,540 14 (24) (58) 171 16,167
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (3,038) $ (12,073) $ (80,357) $ (158) $ (741) $ (624) $ (2,096) $ (154,088)
Total Dividends and Distributions
$ (3,038) $ (12,073) $ (80,357) $ (158) $ (741) $ (624) $ (2,096) $ (154,088)
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (4,569) $ (20,330) $ (33,306) $ (279) $ (1,434) $ (1,268) $ (3,116) $ (246,990)
Total Dividends and Distributions
$ (4,569) $ (20,330) $ (33,306) $ (279) $ (1,434) $ (1,268) $ (3,116) $ (246,990)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Money Market Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 19,230 $ 5,958
Net realized gain (loss) on investments ................................................................................................ – –
Net change in unrealized appreciation/(depreciation) of investments .................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 19,230 5,958
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (19,230) (5,958)
Total Dividends and Distributions (19,230) (5,958)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(13,670) 273,679
Total Increase (Decrease) in Net Assets (13,670) 273,679
Net Assets
Beginning of period ....................................................................................................................
978,661 704,982
End of period ..........................................................................................................................
$ 964,991 $ 978,661
Class A Class J
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ............................................................................................... $ 106,573 $ 113,886
Reinvested .......................................................................................... 6,692 12,294
Redeemed ...........................................................................................
(122,314) (130,801)
Net Increase (Decrease)
$ (9,049) $ (4,621)
Shares:
Sold ............................................................................................... 106,573 113,886
Reinvested .......................................................................................... 6,692 12,294
Redeemed ...........................................................................................
(122,314) (130,801)
Net Increase (Decrease)
(9,049) (4,621)
Year Ended October 31, 2022
Dollars:
Sold ............................................................................................... $ 256,726 $ 453,007
Reinvested .......................................................................................... 2,112 3,784
Redeemed ...........................................................................................
(199,955) (241,995)
Net Increase (Decrease)
$ 58,883 $ 214,796
Shares:
Sold ............................................................................................... 256,726 453,007
Reinvested .......................................................................................... 2,112 3,784
Redeemed ...........................................................................................
(199,955) (241,995)
Net Increase (Decrease)
58,883 214,796
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ................................................... $ (6,816) $ (12,414)
Total Dividends and Distributions
$ (6,816) $ (12,414)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ................................................... $ (2,136) $ (3,822)
Total Dividends and Distributions
$ (2,136) $ (3,822)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 30,716 $ 57,253
Net realized gain (loss) on investments , foreign currencies and futures ............................................................... 30,772 175,992
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ................................
467,766 (593,956)
Net Increase (Decrease) in Net Assets Resulting from Operations 529,254 (360,711)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (150,333) (183,397)
Total Dividends and Distributions (150,333) (183,397)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
171,567 (679,692)
Total Increase (Decrease) in Net Assets 550,488 (1,223,800)
Net Assets
Beginning of period ....................................................................................................................
1,704,713 2,928,513
End of period ..........................................................................................................................
$ 2,255,201 $ 1,704,713
Institutional R-1 R-3 R-4
Capital Share Transactions:
Period Ended April 30, 2023
(a)
Dollars:
Sold .......................................................................... $ 202,852 – $ 130 $ 197
Reinvested ..................................................................... 150,243 1 39 48
Redeemed ......................................................................
(181,764) (37) (52) (90)
Net Increase (Decrease)
$ 171,331 $ (36) $ 117 $ 155
Shares:
Sold .......................................................................... 20,343 – 13 19
Reinvested ..................................................................... 16,054 – 4 5
Redeemed ......................................................................
(18,150) (4) (5) (9)
Net Increase (Decrease)
18,247 (4) 12 15
Year Ended October 31, 2022
Dollars:
Sold .......................................................................... $ 300,150 $ 20 $ 176 $ 70
Reinvested ..................................................................... 183,311 1 42 42
Redeemed ......................................................................
(1,163,263) (2) (217) (22)
Net Increase (Decrease)
$ (679,802) $ 19 $ 1 $ 90
Shares:
Sold .......................................................................... 28,941 2 18 8
Reinvested ..................................................................... 17,572 – 4 4
Redeemed ......................................................................
(110,960) – (22) (3)
Net Increase (Decrease)
(64,447) 2 – 9
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
(a)
From net investment income and net realized gain on investments .............................. $ (150,245) $ (1) $ (39) $ (48)
Total Dividends and Distributions
$ (150,245) $ (1) $ (39) $ (48)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .............................. $ (183,312) $ (1) $ (42) $ (42)
Total Dividends and Distributions
$ (183,312) $ (1) $ (42) $ (42)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on January 13, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 17,995 $ 25,363
Net realized gain (loss) on investments and foreign currencies ....................................................................... (3,937) (139,692)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
239,914 (373,344)
Net Increase (Decrease) in Net Assets Resulting from Operations 253,972 (487,673)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (27,304) (239,008)
Total Dividends and Distributions (27,304) (239,008)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(44,778) 1,514,462
Total Increase (Decrease) in Net Assets 181,890 787,781
Net Assets
Beginning of period ....................................................................................................................
3,138,700 2,350,919
End of period ..........................................................................................................................
$ 3,320,590 $ 3,138,700
Class A Class C Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 17,344 $ 1,321 $ 98,072 $ 65 $ 2,103 $ 1,707 $ 3,079
Reinvested ...................................... 6,978 81 19,818 2 80 50 217
Redeemed .......................................
(51,748) (3,009) (134,841) (128) (2,928) (990) (2,051)
Net Increase (Decrease)
$ (27,426) $ (1,607) $ (16,951) $ (61) $ (745) $ 767 $ 1,245
Shares:
Sold ........................................... 314 42 1,712 1 38 30 55
Reinvested ...................................... 132 3 363 – 2 1 4
Redeemed .......................................
(938) (94) (2,356) (2) (54) (18) (36)
Net Increase (Decrease)
(492) (49) (281) (1) (14) 13 23
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 35,758 $ 2,488 $ 1,625,150 $ 271 $ 8,377 $ 1,699 $ 5,591
Reinvested ...................................... 113,999 4,719 113,033 136 1,835 872 3,067
Redeemed .......................................
(112,924) (9,786) (263,541) (369) (6,570) (2,331) (7,012)
Net Increase (Decrease)
$ 36,833 $ (2,579) $ 1,474,642 $ 38 $ 3,642 $ 240 $ 1,646
Shares:
Sold ........................................... 604 69 25,462 5 141 28 89
Reinvested ...................................... 1,832 131 1,747 2 29 14 48
Redeemed .......................................
(1,951) (294) (4,488) (6) (109) (37) (118)
Net Increase (Decrease)
485 (94) 22,721 1 61 5 19
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (7,054) $ (81) $ (19,820) $ (2) $ (80) $ (50) $ (217)
Total Dividends and Distributions
$ (7,054) $ (81) $ (19,820) $ (2) $ (80) $ (50) $ (217)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (115,293) $ (4,725) $ (113,080) $ (136) $ (1,835) $ (872) $ (3,067)
Total Dividends and Distributions
$ (115,293) $ (4,725) $ (113,080) $ (136) $ (1,835) $ (872) $ (3,067)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 9,414 $ 18,583
Net realized gain (loss) on investments ................................................................................................ 5,915 20,398
Net change in unrealized appreciation/(depreciation) of investments .................................................................
21,306 (137,430)
Net Increase (Decrease) in Net Assets Resulting from Operations 36,635 (98,449)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (28,737) (49,114)
Total Dividends and Distributions (28,737) (49,114)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(15,943) (47,950)
Total Increase (Decrease) in Net Assets (8,045) (195,513)
Net Assets
Beginning of period ....................................................................................................................
521,744 717,257
End of period ..........................................................................................................................
$ 513,699 $ 521,744
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 2,295 $ 4,035 $ 6,658 $ 146 $ 623 $ 411 $ 1,432
Reinvested ...................................... 1,136 8,829 16,921 128 700 226 755
Redeemed .......................................
(2,177) (12,215) (39,810) (113) (2,446) (861) (2,616)
Net Increase (Decrease)
$ 1,254 $ 649 $ (16,231) $ 161 $ (1,123) $ (224) $ (429)
Shares:
Sold ........................................... 208 364 597 13 57 37 130
Reinvested ...................................... 104 818 1,560 12 65 21 70
Redeemed .......................................
(193) (1,104) (3,592) (10) (223) (78) (237)
Net Increase (Decrease)
119 78 (1,435) 15 (101) (20) (37)
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 1,476 $ 8,213 $ 38,583 $ 270 $ 3,183 $ 792 $ 1,483
Reinvested ...................................... 1,911 14,728 29,093 238 1,273 477 1,353
Redeemed .......................................
(3,924) (26,419) (105,500) (850) (6,412) (2,599) (5,319)
Net Increase (Decrease)
$ (537) $ (3,478) $ (37,824) $ (342) $ (1,956) $ (1,330) $ (2,483)
Shares:
Sold ........................................... 113 659 3,159 23 260 64 123
Reinvested ...................................... 145 1,132 2,223 18 98 37 104
Redeemed .......................................
(314) (2,194) (8,547) (73) (526) (211) (437)
Net Increase (Decrease)
(56) (403) (3,165) (32) (168) (110) (210)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (1,169) $ (8,838) $ (16,921) $ (128) $ (700) $ (226) $ (755)
Total Dividends and Distributions
$ (1,169) $ (8,838) $ (16,921) $ (128) $ (700) $ (226) $ (755)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (1,917) $ (14,751) $ (29,105) $ (238) $ (1,273) $ (477) $ (1,353)
Total Dividends and Distributions
$ (1,917) $ (14,751) $ (29,105) $ (238) $ (1,273) $ (477) $ (1,353)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 4,834 $ 10,017
Net realized gain (loss) on investments ................................................................................................ 4,473 16,399
Net change in unrealized appreciation/(depreciation) of investments .................................................................
10,040 (79,843)
Net Increase (Decrease) in Net Assets Resulting from Operations 19,347 (53,427)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (20,119) (28,267)
Total Dividends and Distributions (20,119) (28,267)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
482 (22,055)
Total Increase (Decrease) in Net Assets (290) (103,749)
Net Assets
Beginning of period ....................................................................................................................
271,059 374,808
End of period ..........................................................................................................................
$ 270,769 $ 271,059
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................................................ $ 6,307 $ 52 $ 908 $ 1,041 $ 839
Reinvested ........................................................... 16,727 144 1,290 587 1,371
Redeemed ............................................................
(22,118) (92) (3,181) (920) (2,473)
Net Increase (Decrease)
$ 916 $ 104 $ (983) $ 708 $ (263)
Shares:
Sold ................................................................ 774 7 115 126 105
Reinvested ........................................................... 2,090 19 166 75 175
Redeemed ............................................................
(2,685) (12) (396) (115) (310)
Net Increase (Decrease)
179 14 (115) 86 (30)
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 30,894 $ 141 $ 2,196 $ 626 $ 2,269
Reinvested ........................................................... 23,151 182 2,030 909 1,975
Redeemed ............................................................
(67,682) (310) (7,766) (4,036) (6,634)
Net Increase (Decrease)
$ (13,637) $ 13 $ (3,540) $ (2,501) $ (2,390)
Shares:
Sold ................................................................ 3,394 17 243 69 249
Reinvested ........................................................... 2,349 19 213 94 204
Redeemed ............................................................
(7,486) (36) (869) (464) (734)
Net Increase (Decrease)
(1,743) – (413) (301) (281)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments .................... $ (16,727) $ (144) $ (1,290) $ (587) $ (1,371)
Total Dividends and Distributions
$ (16,727) $ (144) $ (1,290) $ (587) $ (1,371)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (23,171) $ (182) $ (2,030) $ (909) $ (1,975)
Total Dividends and Distributions
$ (23,171) $ (182) $ (2,030) $ (909) $ (1,975)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 45,513 $ 99,733
Net realized gain (loss) on investments ................................................................................................ 51,960 217,822
Net change in unrealized appreciation/(depreciation) of investments .................................................................
100,409 (867,785)
Net Increase (Decrease) in Net Assets Resulting from Operations 197,882 (550,230)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (239,484) (317,528)
Total Dividends and Distributions (239,484) (317,528)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
31,224 (277,183)
Total Increase (Decrease) in Net Assets (10,378) (1,144,941)
Net Assets
Beginning of period ....................................................................................................................
2,632,963 3,777,904
End of period ..........................................................................................................................
$ 2,622,585 $ 2,632,963
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 2,066 $ 5,281 $ 21,842 $ 547 $ 1,992 $ 3,809 $ 4,183
Reinvested ...................................... 7,746 61,734 150,592 973 6,230 2,586 9,309
Redeemed .......................................
(5,366) (40,874) (165,361) (654) (14,646) (6,843) (13,922)
Net Increase (Decrease)
$ 4,446 $ 26,141 $ 7,073 $ 866 $ (6,424) $ (448) $ (430)
Shares:
Sold ........................................... 171 451 1,858 46 172 323 358
Reinvested ...................................... 670 5,430 13,140 86 551 228 818
Redeemed .......................................
(450) (3,498) (14,099) (56) (1,249) (573) (1,193)
Net Increase (Decrease)
391 2,383 899 76 (526) (22) (17)
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 9,879 $ 19,832 $ 59,317 $ 1,188 $ 5,996 $ 4,341 $ 9,781
Reinvested ...................................... 9,122 78,041 203,057 1,219 8,902 3,867 12,769
Redeemed .......................................
(15,976) (111,797) (496,843) (2,766) (23,643) (14,684) (38,785)
Net Increase (Decrease)
$ 3,025 $ (13,924) $ (234,469) $ (359) $ (8,745) $ (6,476) $ (16,235)
Shares:
Sold ........................................... 727 1,487 4,379 90 447 323 728
Reinvested ...................................... 626 5,439 14,043 85 624 270 889
Redeemed .......................................
(1,184) (8,509) (36,728) (213) (1,779) (1,088) (2,882)
Net Increase (Decrease)
169 (1,583) (18,306) (38) (708) (495) (1,265)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (7,831) $ (61,789) $ (150,595) $ (973) $ (6,385) $ (2,586) $ (9,325)
Total Dividends and Distributions
$ (7,831) $ (61,789) $ (150,595) $ (973) $ (6,385) $ (2,586) $ (9,325)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (9,383) $ (78,128) $ (203,081) $ (1,219) $ (9,065) $ (3,867) $ (12,785)
Total Dividends and Distributions
$ (9,383) $ (78,128) $ (203,081) $ (1,219) $ (9,065) $ (3,867) $ (12,785)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 25,848 $ 53,402
Net realized gain (loss) on investments ................................................................................................ 29,112 89,901
Net change in unrealized appreciation/(depreciation) of investments .................................................................
68,130 (455,266)
Net Increase (Decrease) in Net Assets Resulting from Operations 123,090 (311,963)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (115,870) (133,920)
Total Dividends and Distributions (115,870) (133,920)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
55,683 112,159
Total Increase (Decrease) in Net Assets 62,903 (333,724)
Net Assets
Beginning of period ....................................................................................................................
1,516,171 1,849,895
End of period ..........................................................................................................................
$ 1,579,074 $ 1,516,171
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................................................ $ 45,929 $ 349 $ 4,082 $ 6,806 $ 6,688
Reinvested ........................................................... 98,964 455 6,908 2,752 6,736
Redeemed ............................................................
(89,089) (351) (14,019) (5,284) (15,243)
Net Increase (Decrease)
$ 55,804 $ 453 $ (3,029) $ 4,274 $ (1,819)
Shares:
Sold ................................................................ 4,410 35 404 672 656
Reinvested ........................................................... 9,805 46 703 276 674
Redeemed ............................................................
(8,602) (34) (1,402) (516) (1,498)
Net Increase (Decrease)
5,613 47 (295) 432 (168)
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 183,404 $ 804 $ 11,244 $ 6,011 $ 14,146
Reinvested ........................................................... 112,252 566 9,034 3,344 8,625
Redeemed ............................................................
(173,395) (1,567) (23,750) (10,643) (27,916)
Net Increase (Decrease)
$ 122,261 $ (197) $ (3,472) $ (1,288) $ (5,145)
Shares:
Sold ................................................................ 15,681 71 977 515 1,212
Reinvested ........................................................... 8,869 46 733 268 688
Redeemed ............................................................
(15,200) (138) (2,108) (891) (2,396)
Net Increase (Decrease)
9,350 (21) (398) (108) (496)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments .................... $ (98,967) $ (455) $ (6,960) $ (2,752) $ (6,736)
Total Dividends and Distributions
$ (98,967) $ (455) $ (6,960) $ (2,752) $ (6,736)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (112,295) $ (567) $ (9,089) $ (3,344) $ (8,625)
Total Dividends and Distributions
$ (112,295) $ (567) $ (9,089) $ (3,344) $ (8,625)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 69,512 $ 177,015
Net realized gain (loss) on investments ................................................................................................ 110,231 418,641
Net change in unrealized appreciation/(depreciation) of investments .................................................................
258,352 (1,756,453)
Net Increase (Decrease) in Net Assets Resulting from Operations 438,095 (1,160,797)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (469,313) (535,306)
Total Dividends and Distributions (469,313) (535,306)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
329,928 81,490
Total Increase (Decrease) in Net Assets 298,710 (1,614,613)
Net Assets
Beginning of period ....................................................................................................................
4,986,293 6,600,906
End of period ..........................................................................................................................
$ 5,285,003 $ 4,986,293
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 6,192 $ 11,107 $ 76,924 $ 1,090 $ 5,890 $ 8,232 $ 12,496
Reinvested ...................................... 11,130 96,733 327,057 1,413 10,708 4,313 17,342
Redeemed .......................................
(9,893) (43,843) (159,398) (573) (13,294) (10,058) (23,640)
Net Increase (Decrease)
$ 7,429 $ 63,997 $ 244,583 $ 1,930 $ 3,304 $ 2,487 $ 6,198
Shares:
Sold ........................................... 478 867 5,940 84 462 615 966
Reinvested ...................................... 896 7,842 26,380 115 870 333 1,402
Redeemed .......................................
(762) (3,421) (12,468) (45) (1,023) (739) (1,862)
Net Increase (Decrease)
612 5,288 19,852 154 309 209 506
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 11,740 $ 17,554 $ 223,375 $ 3,112 $ 14,575 $ 11,363 $ 24,937
Reinvested ...................................... 12,862 113,052 368,807 1,606 13,612 5,376 19,211
Redeemed .......................................
(20,020) (120,127) (519,679) (4,602) (34,838) (19,443) (40,983)
Net Increase (Decrease)
$ 4,582 $ 10,479 $ 72,503 $ 116 $ (6,651) $ (2,704) $ 3,165
Shares:
Sold ........................................... 782 1,169 15,020 215 996 725 1,697
Reinvested ...................................... 797 7,050 22,896 101 852 321 1,195
Redeemed .......................................
(1,348) (8,208) (34,933) (322) (2,384) (1,226) (2,705)
Net Increase (Decrease)
231 11 2,983 (6) (536) (180) 187
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (11,659) $ (96,757) $ (327,096) $ (1,413) $ (10,733) $ (4,313) $ (17,342)
Total Dividends and Distributions
$ (11,659) $ (96,757) $ (327,096) $ (1,413) $ (10,733) $ (4,313) $ (17,342)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (13,466) $ (113,101) $ (368,908) $ (1,606) $ (13,638) $ (5,376) $ (19,211)
Total Dividends and Distributions
$ (13,466) $ (113,101) $ (368,908) $ (1,606) $ (13,638) $ (5,376) $ (19,211)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 20,738 $ 51,771
Net realized gain (loss) on investments ................................................................................................ 38,872 90,543
Net change in unrealized appreciation/(depreciation) of investments .................................................................
81,677 (488,239)
Net Increase (Decrease) in Net Assets Resulting from Operations 141,287 (345,925)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (110,203) (118,268)
Total Dividends and Distributions (110,203) (118,268)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
139,242 233,216
Total Increase (Decrease) in Net Assets 170,326 (230,977)
Net Assets
Beginning of period ....................................................................................................................
1,514,118 1,745,095
End of period ..........................................................................................................................
$ 1,684,444 $ 1,514,118
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................................................ $ 85,441 $ 483 $ 5,547 $ 4,502 $ 7,457
Reinvested ........................................................... 95,548 429 5,862 2,259 6,078
Redeemed ............................................................
(50,152) (178) (6,712) (3,948) (13,374)
Net Increase (Decrease)
$ 130,837 $ 734 $ 4,697 $ 2,813 $ 161
Shares:
Sold ................................................................ 7,470 42 491 399 660
Reinvested ........................................................... 8,665 40 544 207 556
Redeemed ............................................................
(4,396) (16) (605) (346) (1,191)
Net Increase (Decrease)
11,739 66 430 260 25
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 227,106 $ 972 $ 11,394 $ 5,978 $ 12,901
Reinvested ........................................................... 100,533 493 6,957 2,737 7,476
Redeemed ............................................................
(99,741) (1,015) (15,134) (7,875) (19,566)
Net Increase (Decrease)
$ 227,898 $ 450 $ 3,217 $ 840 $ 811
Shares:
Sold ................................................................ 17,657 78 925 477 998
Reinvested ........................................................... 7,104 36 503 196 532
Redeemed ............................................................
(8,131) (81) (1,227) (603) (1,530)
Net Increase (Decrease)
16,630 33 201 70 –
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments .................... $ (95,559) $ (429) $ (5,878) $ (2,259) $ (6,078)
Total Dividends and Distributions
$ (95,559) $ (429) $ (5,878) $ (2,259) $ (6,078)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (100,589) $ (493) $ (6,973) $ (2,737) $ (7,476)
Total Dividends and Distributions
$ (100,589) $ (493) $ (6,973) $ (2,737) $ (7,476)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 48,264 $ 139,002
Net realized gain (loss) on investments ................................................................................................ 113,093 279,939
Net change in unrealized appreciation/(depreciation) of investments .................................................................
205,856 (1,355,701)
Net Increase (Decrease) in Net Assets Resulting from Operations 367,213 (936,760)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (311,210) (403,456)
Total Dividends and Distributions (311,210) (403,456)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
272,389 256,371
Total Increase (Decrease) in Net Assets 328,392 (1,083,845)
Net Assets
Beginning of period ....................................................................................................................
3,807,202 4,891,047
End of period ..........................................................................................................................
$ 4,135,594 $ 3,807,202
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 5,401 $ 7,675 $ 99,265 $ 1,044 $ 5,215 $ 4,852 $ 11,354
Reinvested ...................................... 7,980 58,614 220,969 897 7,359 3,199 11,959
Redeemed .......................................
(7,451) (26,268) (109,895) (654) (7,802) (3,072) (18,252)
Net Increase (Decrease)
$ 5,930 $ 40,021 $ 210,339 $ 1,287 $ 4,772 $ 4,979 $ 5,061
Shares:
Sold ........................................... 395 545 7,008 74 376 350 805
Reinvested ...................................... 606 4,379 16,297 67 554 240 889
Redeemed .......................................
(539) (1,881) (7,769) (46) (561) (218) (1,304)
Net Increase (Decrease)
462 3,043 15,536 95 369 372 390
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 10,713 $ 16,827 $ 213,221 $ 2,146 $ 10,350 $ 7,231 $ 19,895
Reinvested ...................................... 10,252 78,380 283,538 1,158 10,262 4,205 15,348
Redeemed .......................................
(10,593) (59,359) (301,417) (3,045) (18,149) (10,190) (24,402)
Net Increase (Decrease)
$ 10,372 $ 35,848 $ 195,342 $ 259 $ 2,463 $ 1,246 $ 10,841
Shares:
Sold ........................................... 682 1,047 13,364 137 661 455 1,247
Reinvested ...................................... 594 4,478 16,000 66 591 241 873
Redeemed .......................................
(679) (3,740) (18,688) (188) (1,165) (622) (1,526)
Net Increase (Decrease)
597 1,785 10,676 15 87 74 594
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (8,163) $ (58,652) $ (220,981) $ (897) $ (7,359) $ (3,199) $ (11,959)
Total Dividends and Distributions
$ (8,163) $ (58,652) $ (220,981) $ (897) $ (7,359) $ (3,199) $ (11,959)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (10,480) $ (78,402) $ (283,601) $ (1,158) $ (10,262) $ (4,205) $ (15,348)
Total Dividends and Distributions
$ (10,480) $ (78,402) $ (283,601) $ (1,158) $ (10,262) $ (4,205) $ (15,348)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 14,454 $ 40,003
Net realized gain (loss) on investments ................................................................................................ 38,546 86,741
Net change in unrealized appreciation/(depreciation) of investments .................................................................
65,425 (406,527)
Net Increase (Decrease) in Net Assets Resulting from Operations 118,425 (279,783)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (97,978) (87,931)
Total Dividends and Distributions (97,978) (87,931)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
140,614 185,547
Total Increase (Decrease) in Net Assets 161,061 (182,167)
Net Assets
Beginning of period ....................................................................................................................
1,172,480 1,354,647
End of period ..........................................................................................................................
$ 1,333,541 $ 1,172,480
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................................................ $ 77,785 $ 327 $ 4,512 $ 3,686 $ 7,204
Reinvested ........................................................... 84,997 305 5,262 1,686 5,703
Redeemed ............................................................
(31,140) (167) (4,035) (3,745) (11,766)
Net Increase (Decrease)
$ 131,642 $ 465 $ 5,739 $ 1,627 $ 1,141
Shares:
Sold ................................................................ 6,294 27 378 307 598
Reinvested ........................................................... 7,213 28 463 146 494
Redeemed ............................................................
(2,520) (14) (342) (306) (983)
Net Increase (Decrease)
10,987 41 499 147 109
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 174,500 $ 769 $ 8,227 $ 3,680 $ 11,460
Reinvested ........................................................... 74,725 291 5,355 1,779 5,723
Redeemed ............................................................
(64,594) (890) (13,561) (6,166) (15,751)
Net Increase (Decrease)
$ 184,631 $ 170 $ 21 $ (707) $ 1,432
Shares:
Sold ................................................................ 12,535 57 621 270 831
Reinvested ........................................................... 4,811 20 356 117 375
Redeemed ............................................................
(4,836) (67) (999) (440) (1,127)
Net Increase (Decrease)
12,510 10 (22) (53) 79
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments .................... $ (85,013) $ (308) $ (5,263) $ (1,686) $ (5,708)
Total Dividends and Distributions
$ (85,013) $ (308) $ (5,263) $ (1,686) $ (5,708)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (74,767) $ (299) $ (5,358) $ (1,779) $ (5,728)
Total Dividends and Distributions
$ (74,767) $ (299) $ (5,358) $ (1,779) $ (5,728)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 29,168 $ 89,576
Net realized gain (loss) on investments ................................................................................................ 86,267 205,628
Net change in unrealized appreciation/(depreciation) of investments .................................................................
138,761 (920,995)
Net Increase (Decrease) in Net Assets Resulting from Operations 254,196 (625,791)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (221,432) (235,887)
Total Dividends and Distributions (221,432) (235,887)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
232,306 229,056
Total Increase (Decrease) in Net Assets 265,070 (632,622)
Net Assets
Beginning of period ....................................................................................................................
2,489,685 3,122,307
End of period ..........................................................................................................................
$ 2,754,755 $ 2,489,685
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 6,170 $ 3,700 $ 89,769 $ 862 $ 4,850 $ 3,704 $ 7,560
Reinvested ...................................... 7,385 21,054 174,403 854 6,055 2,770 8,733
Redeemed .......................................
(6,375) (8,963) (65,057) (372) (3,872) (2,942) (17,982)
Net Increase (Decrease)
$ 7,180 $ 15,791 $ 199,115 $ 1,344 $ 7,033 $ 3,532 $ (1,689)
Shares:
Sold ........................................... 418 265 6,132 59 336 259 519
Reinvested ...................................... 529 1,578 12,541 62 445 201 632
Redeemed .......................................
(430) (635) (4,433) (26) (270) (199) (1,246)
Net Increase (Decrease)
517 1,208 14,240 95 511 261 (95)
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 11,660 $ 7,447 $ 185,384 $ 1,613 $ 9,776 $ 6,389 $ 15,425
Reinvested ...................................... 7,603 23,917 183,981 883 6,811 3,110 9,376
Redeemed .......................................
(7,869) (22,993) (168,826) (1,751) (13,755) (9,560) (19,565)
Net Increase (Decrease)
$ 11,394 $ 8,371 $ 200,539 $ 745 $ 2,832 $ (61) $ 5,236
Shares:
Sold ........................................... 699 453 11,187 100 598 395 932
Reinvested ...................................... 410 1,342 9,949 49 375 170 510
Redeemed .......................................
(472) (1,432) (10,239) (105) (849) (549) (1,139)
Net Increase (Decrease)
637 363 10,897 44 124 16 303
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (7,488) $ (21,057) $ (174,473) $ (854) $ (6,057) $ (2,770) $ (8,733)
Total Dividends and Distributions
$ (7,488) $ (21,057) $ (174,473) $ (854) $ (6,057) $ (2,770) $ (8,733)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (7,710) $ (23,922) $ (184,074) $ (883) $ (6,812) $ (3,110) $ (9,376)
Total Dividends and Distributions
$ (7,710) $ (23,922) $ (184,074) $ (883) $ (6,812) $ (3,110) $ (9,376)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 8,500 $ 22,950
Net realized gain (loss) on investments ................................................................................................ 25,009 52,582
Net change in unrealized appreciation/(depreciation) of investments .................................................................
40,444 (241,882)
Net Increase (Decrease) in Net Assets Resulting from Operations 73,953 (166,350)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (58,922) (44,269)
Total Dividends and Distributions (58,922) (44,269)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
106,456 141,959
Total Increase (Decrease) in Net Assets 121,487 (68,660)
Net Assets
Beginning of period ....................................................................................................................
708,331 776,991
End of period ..........................................................................................................................
$ 829,818 $ 708,331
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................................................ $ 67,551 $ 412 $ 4,047 $ 2,189 $ 4,497
Reinvested ........................................................... 51,245 227 3,049 1,032 3,336
Redeemed ............................................................
(16,598) (192) (2,108) (1,670) (10,561)
Net Increase (Decrease)
$ 102,198 $ 447 $ 4,988 $ 1,551 $ (2,728)
Shares:
Sold ................................................................ 4,925 32 305 166 334
Reinvested ........................................................... 3,934 18 243 81 261
Redeemed ............................................................
(1,207) (15) (162) (124) (792)
Net Increase (Decrease)
7,652 35 386 123 (197)
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 134,167 $ 893 $ 8,065 $ 2,814 $ 8,100
Reinvested ........................................................... 37,834 185 2,571 853 2,777
Redeemed ............................................................
(36,656) (582) (8,036) (3,037) (7,989)
Net Increase (Decrease)
$ 135,345 $ 496 $ 2,600 $ 630 $ 2,888
Shares:
Sold ................................................................ 8,796 59 534 187 530
Reinvested ........................................................... 2,196 11 154 51 164
Redeemed ............................................................
(2,572) (40) (529) (191) (511)
Net Increase (Decrease)
8,420 30 159 47 183
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments .................... $ (51,275) $ (227) $ (3,052) $ (1,032) $ (3,336)
Total Dividends and Distributions
$ (51,275) $ (227) $ (3,052) $ (1,032) $ (3,336)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (37,880) $ (185) $ (2,574) $ (853) $ (2,777)
Total Dividends and Distributions
$ (37,880) $ (185) $ (2,574) $ (853) $ (2,777)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 8,036 $ 21,016
Net realized gain (loss) on investments ................................................................................................ 23,499 48,173
Net change in unrealized appreciation/(depreciation) of investments .................................................................
38,351 (220,390)
Net Increase (Decrease) in Net Assets Resulting from Operations 69,886 (151,201)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (54,444) (36,697)
Total Dividends and Distributions (54,444) (36,697)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
106,416 142,547
Total Increase (Decrease) in Net Assets 121,858 (45,351)
Net Assets
Beginning of period ....................................................................................................................
665,569 710,920
End of period ..........................................................................................................................
$ 787,427 $ 665,569
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................... $ 773 $ 72,741 $ 580 $ 3,989 $ 1,469 $ 4,068
Reinvested ................................................ 1,139 48,817 193 1,538 443 2,296
Redeemed .................................................
(898) (20,717) (110) (2,079) (585) (7,241)
Net Increase (Decrease)
$ 1,014 $ 100,841 $ 663 $ 3,448 $ 1,327 $ (877)
Shares:
Sold ..................................................... 53 4,964 41 281 102 280
Reinvested ................................................ 83 3,503 14 113 32 167
Redeemed .................................................
(62) (1,407) (8) (143) (40) (503)
Net Increase (Decrease)
74 7,060 47 251 94 (56)
Year Ended October 31, 2022
Dollars:
Sold ..................................................... $ 2,740 $ 135,213 $ 894 $ 5,469 $ 2,199 $ 9,236
Reinvested ................................................ 913 32,777 110 1,052 336 1,482
Redeemed .................................................
(3,104) (34,813) (338) (3,060) (2,808) (5,751)
Net Increase (Decrease)
$ 549 $ 133,177 $ 666 $ 3,461 $ (273) $ 4,967
Shares:
Sold ..................................................... 163 8,303 58 343 136 582
Reinvested ................................................ 50 1,781 6 58 18 81
Redeemed .................................................
(190) (2,129) (22) (184) (166) (337)
Net Increase (Decrease)
23 7,955 42 217 (12) 326
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......... $ (1,139) $ (48,832) $ (193) $ (1,541) $ (443) $ (2,296)
Total Dividends and Distributions
$ (1,139) $ (48,832) $ (193) $ (1,541) $ (443) $ (2,296)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......... $ (913) $ (32,803) $ (110) $ (1,053) $ (336) $ (1,482)
Total Dividends and Distributions
$ (913) $ (32,803) $ (110) $ (1,053) $ (336) $ (1,482)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 1,177 $ 2,597
Net realized gain (loss) on investments ................................................................................................ 3,459 5,767
Net change in unrealized appreciation/(depreciation) of investments .................................................................
5,899 (28,479)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,535 (20,115)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (6,325) (3,319)
Total Dividends and Distributions (6,325) (3,319)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
28,041 35,253
Total Increase (Decrease) in Net Assets 32,251 11,819
Net Assets
Beginning of period ....................................................................................................................
94,829 83,010
End of period ..........................................................................................................................
$ 127,080 $ 94,829
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................................................ $ 24,357 $ 85 $ 1,417 $ 640 $ 1,219
Reinvested ........................................................... 5,627 16 280 67 334
Redeemed ............................................................
(3,173) (42) (473) (321) (1,992)
Net Increase (Decrease)
$ 26,811 $ 59 $ 1,224 $ 386 $ (439)
Shares:
Sold ................................................................ 2,062 8 121 54 103
Reinvested ........................................................... 498 1 25 6 30
Redeemed ............................................................
(265) (4) (41) (27) (171)
Net Increase (Decrease)
2,295 5 105 33 (38)
Year Ended October 31, 2022
Dollars:
Sold ................................................................ $ 40,706 $ 211 $ 2,809 $ 441 $ 3,817
Reinvested ........................................................... 2,953 8 154 44 159
Redeemed ............................................................
(12,820) (62) (1,224) (310) (1,633)
Net Increase (Decrease)
$ 30,839 $ 157 $ 1,739 $ 175 $ 2,343
Shares:
Sold ................................................................ 3,114 15 211 34 289
Reinvested ........................................................... 201 1 11 3 11
Redeemed ............................................................
(1,005) (5) (95) (24) (124)
Net Increase (Decrease)
2,310 11 127 13 176
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments .................... $ (5,627) $ (16) $ (281) $ (67) $ (334)
Total Dividends and Distributions
$ (5,627) $ (16) $ (281) $ (67) $ (334)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................... $ (2,953) $ (9) $ (154) $ (44) $ (159)
Total Dividends and Distributions
$ (2,953) $ (9) $ (154) $ (44) $ (159)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in dollars Principal LifeTime 2070 Fund
(a)
Period Ended
April 30, 2023
Operations
Net investment income (loss) .................................................................................................................................. $ 30
Net realized gain (loss) on investments ........................................................................................................................ (567)
Net change in unrealized appreciation/(depreciation) of investments .........................................................................................
2,245
Net Increase (Decrease) in Net Assets Resulting from Operations 1 ,708
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ........................................................................................... –
Total Dividends and Distributions –
Capital Share Transactions
Net increase (decrease) in capital share transactions ..........................................................................................................
65,894
Total Increase (Decrease) in Net Assets 67,602
Net Assets
Beginning of period ............................................................................................................................................
–
End of period ..................................................................................................................................................
$ 67,602
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
(a)
Dollars:
Sold ..................................................... $ 190,294 $ 10,000 $ 10,000 $ 10,000 $ 10,000 $ 10,000
Redeemed .................................................
(174,400) – – – – –
Net Increase (Decrease)
$ 15,894 $ 10,000 $ 10,000 $ 10,000 $ 10,000 $ 10,000
Shares:
Sold ..................................................... 19,304 1,000 1,000 1,000 1,000 1,000
Redeemed .................................................
(17,767) – – – – –
Net Increase (Decrease)
1,537 1,000 1,000 1,000 1,000 1,000
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
(a)
From net investment income and net realized gain on investments ......... $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
(a)
Period from March 1, 2023, date operations commenced, through April 30, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 3,404 $ 3,617
Net realized gain (loss) on investments ................................................................................................ 1,410 5,837
Net change in unrealized appreciation/(depreciation) of investments .................................................................
7,326 (33,161)
Net Increase (Decrease) in Net Assets Resulting from Operations 12,140 (23,707)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (8,752) (7,981)
Total Dividends and Distributions (8,752) (7,981)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
38,338 55,748
Total Increase (Decrease) in Net Assets 41,726 24,060
Net Assets
Beginning of period ....................................................................................................................
161,265 137,205
End of period ..........................................................................................................................
$ 202,991 $ 161,265
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 42,849 $ 811 $ 2,653
Reinvested ................................................................................ 5,494 923 2,335
Redeemed .................................................................................
(8,387) (3,035) (5,305)
Net Increase (Decrease)
$ 39,956 $ (1,301) $ (317)
Shares:
Sold ..................................................................................... 4,067 76 251
Reinvested ................................................................................ 536 90 226
Redeemed .................................................................................
(799) (285) (501)
Net Increase (Decrease)
3,804 (119) (24)
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 68,850 $ 2,845 $ 7,425
Reinvested ................................................................................ 3,482 1,257 3,242
Redeemed .................................................................................
(15,514) (3,825) (12,014)
Net Increase (Decrease)
$ 56,818 $ 277 $ (1,347)
Shares:
Sold ..................................................................................... 6,034 242 649
Reinvested ................................................................................ 282 101 261
Redeemed .................................................................................
(1,380) (326) (1,045)
Net Increase (Decrease)
4,936 17 (135)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (5,494) $ (923) $ (2,335)
Total Dividends and Distributions
$ (5,494) $ (923) $ (2,335)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (3,482) $ (1,257) $ (3,242)
Total Dividends and Distributions
$ (3,482) $ (1,257) $ (3,242)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 8,481 $ 12,054
Net realized gain (loss) on investments ................................................................................................ 3,673 23,152
Net change in unrealized appreciation/(depreciation) of investments .................................................................
19,926 (110,662)
Net Increase (Decrease) in Net Assets Resulting from Operations 32,080 (75,456)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (29,913) (27,899)
Total Dividends and Distributions (29,913) (27,899)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
44,534 60,849
Total Increase (Decrease) in Net Assets 46,701 (42,506)
Net Assets
Beginning of period ....................................................................................................................
434,989 477,495
End of period ..........................................................................................................................
$ 481,690 $ 434,989
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 44,320 $ 2,102 $ 8,962
Reinvested ................................................................................ 14,417 2,903 12,581
Redeemed .................................................................................
(15,558) (6,368) (18,825)
Net Increase (Decrease)
$ 43,179 $ (1,363) $ 2,718
Shares:
Sold ..................................................................................... 4,108 194 829
Reinvested ................................................................................ 1,379 276 1,197
Redeemed .................................................................................
(1,451) (594) (1,748)
Net Increase (Decrease)
4,036 (124) 278
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 90,701 $ 7,456 $ 24,793
Reinvested ................................................................................ 11,229 3,290 13,377
Redeemed .................................................................................
(37,231) (15,158) (37,608)
Net Increase (Decrease)
$ 64,699 $ (4,412) $ 562
Shares:
Sold ..................................................................................... 7,572 612 2,102
Reinvested ................................................................................ 873 254 1,034
Redeemed .................................................................................
(3,191) (1,270) (3,161)
Net Increase (Decrease)
5,254 (404) (25)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (14,429) $ (2,903) $ (12,581)
Total Dividends and Distributions
$ (14,429) $ (2,903) $ (12,581)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (11,232) $ (3,290) $ (13,377)
Total Dividends and Distributions
$ (11,232) $ (3,290) $ (13,377)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 10,040 $ 12,813
Net realized gain (loss) on investments ................................................................................................ 5,948 26,438
Net change in unrealized appreciation/(depreciation) of investments .................................................................
25,668 (126,133)
Net Increase (Decrease) in Net Assets Resulting from Operations 41,656 (86,882)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (34,717) (26,014)
Total Dividends and Distributions (34,717) (26,014)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
107,984 139,202
Total Increase (Decrease) in Net Assets 114,923 26,306
Net Assets
Beginning of period ....................................................................................................................
515,324 489,018
End of period ..........................................................................................................................
$ 630,247 $ 515,324
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 95,932 $ 3,397 $ 15,943
Reinvested ................................................................................ 18,902 4,162 11,651
Redeemed .................................................................................
(25,037) (5,207) (11,759)
Net Increase (Decrease)
$ 89,797 $ 2,352 $ 15,835
Shares:
Sold ..................................................................................... 8,388 297 1,393
Reinvested ................................................................................ 1,706 374 1,046
Redeemed .................................................................................
(2,204) (454) (1,024)
Net Increase (Decrease)
7,890 217 1,415
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 157,630 $ 12,904 $ 27,195
Reinvested ................................................................................ 11,547 3,880 10,586
Redeemed .................................................................................
(50,143) (11,109) (23,288)
Net Increase (Decrease)
$ 119,034 $ 5,675 $ 14,493
Shares:
Sold ..................................................................................... 12,483 995 2,162
Reinvested ................................................................................ 841 281 767
Redeemed .................................................................................
(4,011) (872) (1,851)
Net Increase (Decrease)
9,313 404 1,078
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (18,904) $ (4,162) $ (11,651)
Total Dividends and Distributions
$ (18,904) $ (4,162) $ (11,651)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (11,548) $ (3,880) $ (10,586)
Total Dividends and Distributions
$ (11,548) $ (3,880) $ (10,586)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 8,532 $ 12,758
Net realized gain (loss) on investments ................................................................................................ 6,181 34,709
Net change in unrealized appreciation/(depreciation) of investments .................................................................
29,508 (146,024)
Net Increase (Decrease) in Net Assets Resulting from Operations 44,221 (98,557)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (40,903) (28,649)
Total Dividends and Distributions (40,903) (28,649)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
92,512 112,322
Total Increase (Decrease) in Net Assets 95,830 (14,884)
Net Assets
Beginning of period ....................................................................................................................
517,851 532,735
End of period ..........................................................................................................................
$ 613,681 $ 517,851
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 56,288 $ 6,346 $ 23,161
Reinvested ................................................................................ 16,426 5,902 18,550
Redeemed .................................................................................
(21,896) (4,927) (7,338)
Net Increase (Decrease)
$ 50,818 $ 7,321 $ 34,373
Shares:
Sold ..................................................................................... 4,856 548 1,989
Reinvested ................................................................................ 1,476 527 1,657
Redeemed .................................................................................
(1,911) (420) (630)
Net Increase (Decrease)
4,421 655 3,016
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 92,948 $ 11,990 $ 43,427
Reinvested ................................................................................ 9,832 4,873 13,941
Redeemed .................................................................................
(30,484) (12,113) (22,092)
Net Increase (Decrease)
$ 72,296 $ 4,750 $ 35,276
Shares:
Sold ..................................................................................... 7,163 914 3,370
Reinvested ................................................................................ 692 341 976
Redeemed .................................................................................
(2,405) (930) (1,696)
Net Increase (Decrease)
5,450 325 2,650
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (16,451) $ (5,902) $ (18,550)
Total Dividends and Distributions
$ (16,451) $ (5,902) $ (18,550)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (9,834) $ (4,873) $ (13,942)
Total Dividends and Distributions
$ (9,834) $ (4,873) $ (13,942)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 6,329 $ 9,806
Net realized gain (loss) on investments ................................................................................................ 5,499 27,941
Net change in unrealized appreciation/(depreciation) of investments .................................................................
23,450 (114,279)
Net Increase (Decrease) in Net Assets Resulting from Operations 35,278 (76,532)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (32,419) (20,210)
Total Dividends and Distributions (32,419) (20,210)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
71,297 90,822
Total Increase (Decrease) in Net Assets 74,156 (5,920)
Net Assets
Beginning of period ....................................................................................................................
396,857 402,777
End of period ..........................................................................................................................
$ 471,013 $ 396,857
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 34,608 $ 6,222 $ 20,565
Reinvested ................................................................................ 13,052 5,434 13,927
Redeemed .................................................................................
(11,892) (6,256) (4,363)
Net Increase (Decrease)
$ 35,768 $ 5,400 $ 30,129
Shares:
Sold ..................................................................................... 2,860 516 1,678
Reinvested ................................................................................ 1,125 465 1,191
Redeemed .................................................................................
(986) (498) (357)
Net Increase (Decrease)
2,999 483 2,512
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 70,436 $ 15,049 $ 31,950
Reinvested ................................................................................ 7,382 3,906 8,918
Redeemed .................................................................................
(26,150) (8,210) (12,459)
Net Increase (Decrease)
$ 51,668 $ 10,745 $ 28,409
Shares:
Sold ..................................................................................... 5,176 1,082 2,364
Reinvested ................................................................................ 493 260 592
Redeemed .................................................................................
(1,945) (611) (906)
Net Increase (Decrease)
3,724 731 2,050
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (13,058) $ (5,434) $ (13,927)
Total Dividends and Distributions
$ (13,058) $ (5,434) $ (13,927)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (7,386) $ (3,906) $ (8,918)
Total Dividends and Distributions
$ (7,386) $ (3,906) $ (8,918)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 6,057 $ 9,218
Net realized gain (loss) on investments ................................................................................................ 6,248 29,658
Net change in unrealized appreciation/(depreciation) of investments .................................................................
23,743 (113,415)
Net Increase (Decrease) in Net Assets Resulting from Operations 36,048 (74,539)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (33,699) (19,182)
Total Dividends and Distributions (33,699) (19,182)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
87,912 99,741
Total Increase (Decrease) in Net Assets 90,261 6,020
Net Assets
Beginning of period ....................................................................................................................
384,470 378,450
End of period ..........................................................................................................................
$ 474,731 $ 384,470
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 50,475 $ 5,174 $ 17,474
Reinvested ................................................................................ 12,699 4,904 16,095
Redeemed .................................................................................
(11,436) (3,171) (4,302)
Net Increase (Decrease)
$ 51,738 $ 6,907 $ 29,267
Shares:
Sold ..................................................................................... 4,098 421 1,406
Reinvested ................................................................................ 1,085 416 1,363
Redeemed .................................................................................
(934) (250) (347)
Net Increase (Decrease)
4,249 587 2,422
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 69,702 $ 11,866 $ 39,940
Reinvested ................................................................................ 6,141 3,393 9,647
Redeemed .................................................................................
(21,207) (8,971) (10,770)
Net Increase (Decrease)
$ 54,636 $ 6,288 $ 38,817
Shares:
Sold ..................................................................................... 5,020 848 2,900
Reinvested ................................................................................ 402 221 627
Redeemed .................................................................................
(1,554) (654) (771)
Net Increase (Decrease)
3,868 415 2,756
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (12,700) $ (4,904) $ (16,095)
Total Dividends and Distributions
$ (12,700) $ (4,904) $ (16,095)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (6,142) $ (3,393) $ (9,647)
Total Dividends and Distributions
$ (6,142) $ (3,393) $ (9,647)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 3,818 $ 5,981
Net realized gain (loss) on investments ................................................................................................ 4,503 20,906
Net change in unrealized appreciation/(depreciation) of investments .................................................................
15,945 (76,521)
Net Increase (Decrease) in Net Assets Resulting from Operations 24,266 (49,634)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (23,466) (11,851)
Total Dividends and Distributions (23,466) (11,851)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
51,380 68,720
Total Increase (Decrease) in Net Assets 52,180 7,235
Net Assets
Beginning of period ....................................................................................................................
255,524 248,289
End of period ..........................................................................................................................
$ 307,704 $ 255,524
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 21,664 $ 4,268 $ 16,398
Reinvested ................................................................................ 8,043 4,379 11,039
Redeemed .................................................................................
(6,984) (3,237) (4,190)
Net Increase (Decrease)
$ 22,723 $ 5,410 $ 23,247
Shares:
Sold ..................................................................................... 1,712 338 1,294
Reinvested ................................................................................ 672 363 914
Redeemed .................................................................................
(553) (247) (323)
Net Increase (Decrease)
1,831 454 1,885
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 43,839 $ 10,234 $ 26,218
Reinvested ................................................................................ 3,439 2,618 5,793
Redeemed .................................................................................
(12,077) (6,111) (5,233)
Net Increase (Decrease)
$ 35,201 $ 6,741 $ 26,778
Shares:
Sold ..................................................................................... 3,082 709 1,843
Reinvested ................................................................................ 217 165 364
Redeemed .................................................................................
(865) (436) (360)
Net Increase (Decrease)
2,434 438 1,847
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (8,048) $ (4,379) $ (11,039)
Total Dividends and Distributions
$ (8,048) $ (4,379) $ (11,039)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (3,440) $ (2,618) $ (5,793)
Total Dividends and Distributions
$ (3,440) $ (2,618) $ (5,793)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 3,196 $ 4,891
Net realized gain (loss) on investments ................................................................................................ 4,075 17,701
Net change in unrealized appreciation/(depreciation) of investments .................................................................
13,759 (63,989)
Net Increase (Decrease) in Net Assets Resulting from Operations 21,030 (41,397)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (19,758) (9,523)
Total Dividends and Distributions (19,758) (9,523)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
45,742 63,551
Total Increase (Decrease) in Net Assets 47,014 12,631
Net Assets
Beginning of period ....................................................................................................................
218,313 205,682
End of period ..........................................................................................................................
$ 265,327 $ 218,313
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 17,117 $ 3,731 $ 16,745
Reinvested ................................................................................ 6,365 3,489 9,896
Redeemed .................................................................................
(5,698) (3,084) (2,819)
Net Increase (Decrease)
$ 17,784 $ 4,136 $ 23,822
Shares:
Sold ..................................................................................... 1,336 291 1,296
Reinvested ................................................................................ 525 286 811
Redeemed .................................................................................
(446) (235) (217)
Net Increase (Decrease)
1,415 342 1,890
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 35,572 $ 9,433 $ 28,473
Reinvested ................................................................................ 2,682 1,997 4,844
Redeemed .................................................................................
(9,940) (4,612) (4,898)
Net Increase (Decrease)
$ 28,314 $ 6,818 $ 28,419
Shares:
Sold ..................................................................................... 2,464 646 2,014
Reinvested ................................................................................ 167 124 301
Redeemed .................................................................................
(687) (320) (332)
Net Increase (Decrease)
1,944 450 1,983
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (6,373) $ (3,489) $ (9,896)
Total Dividends and Distributions
$ (6,373) $ (3,489) $ (9,896)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (2,682) $ (1,997) $ (4,844)
Total Dividends and Distributions
$ (2,682) $ (1,997) $ (4,844)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 1,664 $ 2,384
Net realized gain (loss) on investments ................................................................................................ 2,131 8,801
Net change in unrealized appreciation/(depreciation) of investments .................................................................
7,261 (31,855)
Net Increase (Decrease) in Net Assets Resulting from Operations 11,056 (20,670)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (9,898) (4,298)
Total Dividends and Distributions (9,898) (4,298)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
33,180 36,851
Total Increase (Decrease) in Net Assets 34,338 11,883
Net Assets
Beginning of period ....................................................................................................................
111,812 99,929
End of period ..........................................................................................................................
$ 146,150 $ 111,812
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 11,874 $ 3,862 $ 12,381
Reinvested ................................................................................ 2,881 2,097 4,920
Redeemed .................................................................................
(2,771) (1,018) (1,046)
Net Increase (Decrease)
$ 11,984 $ 4,941 $ 16,255
Shares:
Sold ..................................................................................... 902 292 929
Reinvested ................................................................................ 231 167 391
Redeemed .................................................................................
(211) (75) (79)
Net Increase (Decrease)
922 384 1,241
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 17,989 $ 6,900 $ 17,151
Reinvested ................................................................................ 1,077 1,071 2,150
Redeemed .................................................................................
(4,546) (2,887) (2,054)
Net Increase (Decrease)
$ 14,520 $ 5,084 $ 17,247
Shares:
Sold ..................................................................................... 1,217 465 1,175
Reinvested ................................................................................ 65 65 130
Redeemed .................................................................................
(311) (198) (132)
Net Increase (Decrease)
971 332 1,173
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (2,881) $ (2,097) $ (4,920)
Total Dividends and Distributions
$ (2,881) $ (2,097) $ (4,920)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (1,077) $ (1,071) $ (2,150)
Total Dividends and Distributions
$ (1,077) $ (1,071) $ (2,150)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 761 $ 941
Net realized gain (loss) on investments ................................................................................................ 982 3,491
Net change in unrealized appreciation/(depreciation) of investments .................................................................
3,335 (12,898)
Net Increase (Decrease) in Net Assets Resulting from Operations 5,078 (8,466)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (3,978) (1,542)
Total Dividends and Distributions (3,978) (1,542)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
17,168 21,657
Total Increase (Decrease) in Net Assets 18,268 11,649
Net Assets
Beginning of period ....................................................................................................................
50,438 38,789
End of period ..........................................................................................................................
$ 68,706 $ 50,438
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 6,177 $ 2,311 $ 7,907
Reinvested ................................................................................ 1,229 763 1,985
Redeemed .................................................................................
(1,764) (961) (479)
Net Increase (Decrease)
$ 5,642 $ 2,113 $ 9,413
Shares:
Sold ..................................................................................... 455 169 573
Reinvested ................................................................................ 96 59 152
Redeemed .................................................................................
(130) (70) (35)
Net Increase (Decrease)
421 158 690
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 10,908 $ 4,440 $ 10,413
Reinvested ................................................................................ 395 361 785
Redeemed .................................................................................
(2,543) (1,962) (1,140)
Net Increase (Decrease)
$ 8,760 $ 2,839 $ 10,058
Shares:
Sold ..................................................................................... 727 295 702
Reinvested ................................................................................ 24 21 46
Redeemed .................................................................................
(165) (128) (75)
Net Increase (Decrease)
586 188 673
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (1,229) $ (763) $ (1,986)
Total Dividends and Distributions
$ (1,229) $ (763) $ (1,986)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (396) $ (361) $ (785)
Total Dividends and Distributions
$ (396) $ (361) $ (785)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 196 $ 249
Net realized gain (loss) on investments ................................................................................................ 254 941
Net change in unrealized appreciation/(depreciation) of investments .................................................................
887 (3,510)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,337 (2,320)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (937) (254)
Total Dividends and Distributions (937) (254)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
5,907 5,592
Total Increase (Decrease) in Net Assets 6,307 3,018
Net Assets
Beginning of period ....................................................................................................................
13,051 10,033
End of period ..........................................................................................................................
$ 19,358 $ 13,051
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 1,804 $ 518 $ 4,212
Reinvested ................................................................................ 398 82 457
Redeemed .................................................................................
(931) (430) (203)
Net Increase (Decrease)
$ 1,271 $ 170 $ 4,466
Shares:
Sold ..................................................................................... 148 42 337
Reinvested ................................................................................ 34 7 39
Redeemed .................................................................................
(77) (34) (16)
Net Increase (Decrease)
105 15 360
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 3,228 $ 1,466 $ 4,043
Reinvested ................................................................................ 135 34 85
Redeemed .................................................................................
(1,816) (1,007) (576)
Net Increase (Decrease)
$ 1,547 $ 493 $ 3,552
Shares:
Sold ..................................................................................... 233 104 302
Reinvested ................................................................................ 9 2 5
Redeemed .................................................................................
(134) (73) (42)
Net Increase (Decrease)
108 33 265
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (398) $ (82) $ (457)
Total Dividends and Distributions
$ (398) $ (82) $ (457)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (135) $ (34) $ (85)
Total Dividends and Distributions
$ (135) $ (34) $ (85)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in dollars Principal LifeTime Hybrid 2070 Fund
(a)
Period Ended
April 30, 2023
Operations
Net investment income (loss) .................................................................................................................................. $ –
Net realized gain (loss) on investments ........................................................................................................................ 622
Net change in unrealized appreciation/(depreciation) of investments .........................................................................................
1,132
Net Increase (Decrease) in Net Assets Resulting from Operations 1,754
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ........................................................................................... –
Total Dividends and Distributions –
Capital Share Transactions
Net increase (decrease) in capital share transactions ..........................................................................................................
34,465
Total Increase (Decrease) in Net Assets 36,219
Net Assets
Beginning of period ............................................................................................................................................
–
End of period ..................................................................................................................................................
$ 36,219
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
(a)
Dollars:
Sold ..................................................................................... $ 98,865 $ 10,000 $ 10,000
Redeemed .................................................................................
(84,400) – –
Net Increase (Decrease)
$ 14,465 $ 10,000 $ 10,000
Shares:
Sold ..................................................................................... 9,961 1,000 1,000
Redeemed .................................................................................
(8,450) – –
Net Increase (Decrease)
1,511 1,000 1,000
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
(a)
From net investment income and net realized gain on investments ......................................... $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
(a)
Period from March 1, 2023, date operations commenced, through April 30, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 1,805 $ 2,184
Net realized gain (loss) on investments ................................................................................................ 690 2,978
Net change in unrealized appreciation/(depreciation) of investments .................................................................
3,797 (18,695)
Net Increase (Decrease) in Net Assets Resulting from Operations 6,292 (13,533)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (4,581) (4,719)
Total Dividends and Distributions (4,581) (4,719)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
15,389 20,174
Total Increase (Decrease) in Net Assets 17,100 1,922
Net Assets
Beginning of period ....................................................................................................................
87,393 85,471
End of period ..........................................................................................................................
$ 104,493 $ 87,393
Class J Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 19,235 $ 514 $ 2,127
Reinvested ................................................................................ 2,310 563 1,708
Redeemed .................................................................................
(4,909) (2,068) (4,091)
Net Increase (Decrease)
$ 16,636 $ (991) $ (256)
Shares:
Sold ..................................................................................... 2,017 52 221
Reinvested ................................................................................ 247 60 182
Redeemed .................................................................................
(514) (215) (427)
Net Increase (Decrease)
1,750 (103) (24)
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 24,700 $ 3,741 $ 10,200
Reinvested ................................................................................ 1,908 929 1,882
Redeemed .................................................................................
(9,842) (7,214) (6,130)
Net Increase (Decrease)
$ 16,766 $ (2,544) $ 5,952
Shares:
Sold ..................................................................................... 2,390 348 989
Reinvested ................................................................................ 170 83 167
Redeemed .................................................................................
(965) (697) (594)
Net Increase (Decrease)
1,595 (266) 562
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (2,310) $ (563) $ (1,708)
Total Dividends and Distributions
$ (2,310) $ (563) $ (1,708)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (1,908) $ (929) $ (1,882)
Total Dividends and Distributions
$ (1,908) $ (929) $ (1,882)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 6,146 $ 12,000
Net realized gain (loss) on investments ................................................................................................ 3,453 10,946
Net change in unrealized appreciation/(depreciation) of investments .................................................................
14,247 (87,196)
Net Increase (Decrease) in Net Assets Resulting from Operations 23,846 (64,250)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (16,902) (32,263)
Total Dividends and Distributions (16,902) (32,263)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(141) (29,417)
Total Increase (Decrease) in Net Assets 6,803 (125,930)
Net Assets
Beginning of period ....................................................................................................................
334,648 460,578
End of period ..........................................................................................................................
$ 341,451 $ 334,648
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 869 $ 7,374 $ 9,720 $ 85 $ 607 $ 299 $ 1,309
Reinvested ...................................... 731 3,012 12,089 72 343 151 478
Redeemed .......................................
(2,413) (5,290) (24,903) (116) (856) (782) (2,920)
Net Increase (Decrease)
$ (813) $ 5,096 $ (3,094) $ 41 $ 94 $ (332) $ (1,133)
Shares:
Sold ........................................... 82 710 932 8 58 29 125
Reinvested ...................................... 71 297 1,183 7 34 15 47
Redeemed .......................................
(227) (511) (2,383) (11) (82) (75) (281)
Net Increase (Decrease)
(74) 496 (268) 4 10 (31) (109)
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 1,666 $ 10,802 $ 31,119 $ 132 $ 1,088 $ 1,006 $ 2,640
Reinvested ...................................... 1,393 5,165 23,525 128 700 341 960
Redeemed .......................................
(2,057) (13,714) (85,838) (305) (2,395) (1,932) (3,841)
Net Increase (Decrease)
$ 1,002 $ 2,253 $ (31,194) $ (45) $ (607) $ (585) $ (241)
Shares:
Sold ........................................... 136 937 2,729 13 97 87 226
Reinvested ...................................... 112 423 1,913 10 57 28 78
Redeemed .......................................
(180) (1,225) (7,496) (25) (212) (165) (337)
Net Increase (Decrease)
68 135 (2,854) (2) (58) (50) (33)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (742) $ (3,024) $ (12,089) $ (72) $ (346) $ (151) $ (478)
Total Dividends and Distributions
$ (742) $ (3,024) $ (12,089) $ (72) $ (346) $ (151) $ (478)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (1,410) $ (5,189) $ (23,530) $ (128) $ (705) $ (341) $ (960)
Total Dividends and Distributions
$ (1,410) $ (5,189) $ (23,530) $ (128) $ (705) $ (341) $ (960)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 68,529 $ 92,053
Net realized gain (loss) on investments ................................................................................................ (125,070) 103,826
Net change in unrealized appreciation/(depreciation) of investments .................................................................
289,965 (1,630,923)
Net Increase (Decrease) in Net Assets Resulting from Operations 233,424 (1,435,044)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (113,282) (331,651)
Total Dividends and Distributions (113,282) (331,651)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(203,863) 763,090
Total Increase (Decrease) in Net Assets (83,721) (1,003,605)
Net Assets
Beginning of period ....................................................................................................................
5,742,366 6,745,971
End of period ..........................................................................................................................
$ 5,658,645 $ 5,742,366
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ...................... $ 28,642 $ 966 $ 2,343 $ 580,958 $ 177 $ 3,904 $ 1,201 $ 7,259 $ 212,316
Reinvested ................. 4,102 393 2,818 59,610 38 631 350 1,842 35,376
Redeemed ..................
(40,944) (5,020) (9,234) (881,057) (216) (6,285) (8,206) (8,196) (187,631)
Net Increase (Decrease)
$ (8,200) $ (3,661) $ (4,073) $ (240,489) $ (1) $ (1,750) $ (6,655) $ 905 $ 60,061
Shares:
Sold ...................... 1,105 37 93 22,137 5 155 48 292 8,018
Reinvested ................. 165 16 117 2,396 2 26 15 77 1,423
Redeemed ..................
(1,569) (198) (367) (34,160) (8) (248) (321) (324) (7,237)
Net Increase (Decrease)
(299) (145) (157) (9,627) (1) (67) (258) 45 2,204
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 79,952 $ 6,580 $ 14,760 $ 1,223,887 $ 431 $ 12,783 $ 6,756 $ 22,771 $ 666,480
Reinvested ................. 11,743 1,466 8,592 172,649 120 1,954 1,413 5,225 94,278
Redeemed ..................
(69,361) (11,031) (24,377) (1,037,748) (581) (16,445) (9,900) (27,701) (371,606)
Net Increase (Decrease)
$ 22,334 $ (2,985) $ (1,025) $ 358,788 $ (30) $ (1,708) $ (1,731) $ 295 $ 389,152
Shares:
Sold ...................... 2,563 209 482 40,316 14 418 229 762 20,843
Reinvested ................. 373 47 282 5,497 4 63 47 172 3,010
Redeemed ..................
(2,268) (377) (830) (34,416) (18) (542) (339) (917) (12,416)
Net Increase (Decrease)
668 (121) (66) 11,397 – (61) (63) 17 11,437
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2023
From net investment income and net
realized gain on investments ..... $ (5,405) $ (400) $ (2,821) $ (62,265) $ (38) $ (639) $ (350) $ (1,842) $ (39,522)
Total Dividends and Distributions
$ (5,405) $ (400) $ (2,821) $ (62,265) $ (38) $ (639) $ (350) $ (1,842) $ (39,522)
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (15,469) $ (1,490) $ (8,602) $ (187,853) $ (120) $ (1,980) $ (1,413) $ (5,225) $ (109,499)
Total Dividends and Distributions
$ (15,469) $ (1,490) $ (8,602) $ (187,853) $ (120) $ (1,980) $ (1,413) $ (5,225) $ (109,499)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 49,776 $ 92,608
Net realized gain (loss) on investments ................................................................................................ 17,286 265,601
Net change in unrealized appreciation/(depreciation) of investments .................................................................
257,922 (1,228,905)
Net Increase (Decrease) in Net Assets Resulting from Operations 324,984 (870,696)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (298,778) (484,928)
Total Dividends and Distributions (298,778) (484,928)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
184,945 247,080
Total Increase (Decrease) in Net Assets 211,151 (1,108,544)
Net Assets
Beginning of period ....................................................................................................................
4,008,679 5,117,223
End of period ..........................................................................................................................
$ 4,219,830 $ 4,008,679
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 54,391 $ 8,483 $ 98,568 $ 37,283 $ 186 $ 1,132 $ 930 $ 1,956
Reinvested ........................... 140,244 12,063 90,679 49,916 163 1,362 740 2,233
Redeemed ............................
(150,692) (35,175) (81,129) (44,019) (119) (463) (874) (2,913)
Net Increase (Decrease)
$ 43,943 $ (14,629) $ 108,118 $ 43,180 $ 230 $ 2,031 $ 796 $ 1,276
Shares:
Sold ................................ 3,854 620 7,312 2,712 14 83 67 144
Reinvested ........................... 10,309 912 6,988 3,749 12 103 56 168
Redeemed ............................
(10,672) (2,566) (6,045) (3,199) (9) (34) (65) (212)
Net Increase (Decrease)
3,491 (1,034) 8,255 3,262 17 152 58 100
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 149,548 $ 17,294 $ 228,726 $ 139,992 $ 414 $ 3,678 $ 3,590 $ 5,972
Reinvested ........................... 230,809 24,253 133,285 87,116 238 2,448 897 3,563
Redeemed ............................
(271,949) (78,498) (166,848) (247,315) (333) (8,754) (3,276) (7,770)
Net Increase (Decrease)
$ 108,408 $ (36,951) $ 195,163 $ (20,207) $ 319 $ (2,628) $ 1,211 $ 1,765
Shares:
Sold ................................ 9,315 1,104 15,010 9,272 28 239 223 372
Reinvested ........................... 13,564 1,450 8,208 5,237 14 147 54 214
Redeemed ............................
(17,154) (5,096) (11,087) (15,850) (22) (545) (187) (480)
Net Increase (Decrease)
5,725 (2,542) 12,131 (1,341) 20 (159) 90 106
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (141,472) $ (12,077) $ (90,804) $ (49,927) $ (163) $ (1,362) $ (740) $ (2,233)
Total Dividends and Distributions
$ (141,472) $ (12,077) $ (90,804) $ (49,927) $ (163) $ (1,362) $ (740) $ (2,233)
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (232,976) $ (24,290) $ (133,382) $ (87,134) $ (238) $ (2,448) $ (897) $ (3,563)
Total Dividends and Distributions
$ (232,976) $ (24,290) $ (133,382) $ (87,134) $ (238) $ (2,448) $ (897) $ (3,563)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 23,299 $ 39,141
Net realized gain (loss) on investments ................................................................................................ (13,293) 42,835
Net change in unrealized appreciation/(depreciation) of investments .................................................................
108,420 (403,681)
Net Increase (Decrease) in Net Assets Resulting from Operations 118,426 (321,705)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (63,800) (137,735)
Total Dividends and Distributions (63,800) (137,735)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
33,085 126,014
Total Increase (Decrease) in Net Assets 87,711 (333,426)
Net Assets
Beginning of period ....................................................................................................................
1,614,919 1,948,345
End of period ..........................................................................................................................
$ 1,702,630 $ 1,614,919
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 25,638 $ 2,116 $ 81,329 $ 11,660 $ 165 $ 1,379 $ 5,033 $ 827
Reinvested ........................... 19,684 2,397 31,760 8,260 58 311 396 733
Redeemed ............................
(50,034) (14,807) (60,670) (22,983) (326) (1,132) (7,167) (1,542)
Net Increase (Decrease)
$ (4,712) $ (10,294) $ 52,419 $ (3,063) $ (103) $ 558 $ (1,738) $ 18
Shares:
Sold ................................ 2,314 194 7,439 1,073 15 125 471 77
Reinvested ........................... 1,813 224 2,972 770 5 29 37 68
Redeemed ............................
(4,514) (1,357) (5,566) (2,107) (30) (103) (661) (139)
Net Increase (Decrease)
(387) (939) 4,845 (264) (10) 51 (153) 6
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 64,545 $ 8,763 $ 212,384 $ 44,424 $ 149 $ 1,294 $ 5,018 $ 8,168
Reinvested ........................... 44,097 6,913 63,813 19,351 127 738 761 1,449
Redeemed ............................
(88,759) (34,579) (156,498) (64,394) (127) (2,222) (3,464) (5,937)
Net Increase (Decrease)
$ 19,883 $ (18,903) $ 119,699 $ (619) $ 149 $ (190) $ 2,315 $ 3,680
Shares:
Sold ................................ 5,253 715 17,652 3,692 13 108 411 664
Reinvested ........................... 3,442 541 5,075 1,532 10 58 60 115
Redeemed ............................
(7,298) (2,940) (13,263) (5,398) (10) (180) (290) (499)
Net Increase (Decrease)
1,397 (1,684) 9,464 (174) 13 (14) 181 280
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (19,849) $ (2,404) $ (31,787) $ (8,262) $ (58) $ (311) $ (396) $ (733)
Total Dividends and Distributions
$ (19,849) $ (2,404) $ (31,787) $ (8,262) $ (58) $ (311) $ (396) $ (733)
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (44,471) $ (6,934) $ (63,902) $ (19,353) $ (127) $ (738) $ (761) $ (1,449)
Total Dividends and Distributions
$ (44,471) $ (6,934) $ (63,902) $ (19,353) $ (127) $ (738) $ (761) $ (1,449)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 26,139 $ 56,027
Net realized gain (loss) on investments ................................................................................................ (3,367) 285,019
Net change in unrealized appreciation/(depreciation) of investments .................................................................
216,029 (986,052)
Net Increase (Decrease) in Net Assets Resulting from Operations 238,801 (645,006)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (301,708) (279,597)
Total Dividends and Distributions (301,708) (279,597)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
224,684 84,478
Total Increase (Decrease) in Net Assets 161,777 (840,125)
Net Assets
Beginning of period ....................................................................................................................
2,704,645 3,544,770
End of period ..........................................................................................................................
$ 2,866,422 $ 2,704,645
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 37,751 $ 4,800 $ 43,923 $ 33,724 $ 58 $ 491 $ 829 $ 957
Reinvested ........................... 160,877 13,189 74,940 46,455 171 1,108 645 2,556
Redeemed ............................
(96,755) (20,974) (37,565) (35,472) (50) (2,248) (2,235) (2,491)
Net Increase (Decrease)
$ 101,873 $ (2,985) $ 81,298 $ 44,707 $ 179 $ (649) $ (761) $ 1,022
Shares:
Sold ................................ 2,349 333 2,848 2,123 4 31 53 62
Reinvested ........................... 10,516 966 5,164 3,133 12 77 44 174
Redeemed ............................
(6,002) (1,461) (2,477) (2,260) (3) (145) (151) (153)
Net Increase (Decrease)
6,863 (162) 5,535 2,996 13 (37) (54) 83
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 91,309 $ 13,203 $ 99,438 $ 75,495 $ 134 $ 987 $ 2,182 $ 6,041
Reinvested ........................... 150,216 14,074 65,031 44,078 139 1,201 455 2,616
Redeemed ............................
(200,488) (48,689) (95,816) (123,423) (56) (3,280) (4,030) (6,339)
Net Increase (Decrease)
$ 41,037 $ (21,412) $ 68,653 $ (3,850) $ 217 $ (1,092) $ (1,393) $ 2,318
Shares:
Sold ................................ 4,844 769 5,518 4,119 7 57 120 308
Reinvested ........................... 7,386 768 3,349 2,226 7 62 23 133
Redeemed ............................
(10,675) (2,872) (5,414) (6,807) (3) (175) (198) (352)
Net Increase (Decrease)
1,555 (1,335) 3,453 (462) 11 (56) (55) 89
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (162,538) $ (13,252) $ (74,950) $ (46,488) $ (171) $ (1,108) $ (645) $ (2,556)
Total Dividends and Distributions
$ (162,538) $ (13,252) $ (74,950) $ (46,488) $ (171) $ (1,108) $ (645) $ (2,556)
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (151,900) $ (14,122) $ (65,052) $ (44,112) $ (139) $ (1,201) $ (455) $ (2,616)
Total Dividends and Distributions
$ (151,900) $ (14,122) $ (65,052) $ (44,112) $ (139) $ (1,201) $ (455) $ (2,616)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 38,240 $ 66,358
Net realized gain (loss) on investments ................................................................................................ (25,297) (37,930)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
146,633 (490,909)
Net Increase (Decrease) in Net Assets Resulting from Operations 159,576 (462,481)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (38,555) (188,800)
From tax return of capital ..............................................................................................................
– (831)
Total Dividends and Distributions (38,555) (189,631)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(80,212) 21,468
Total Increase (Decrease) in Net Assets 40,809 (630,644)
Net Assets
Beginning of period ....................................................................................................................
2,444,720 3,075,364
End of period ..........................................................................................................................
$ 2,485,529 $ 2,444,720
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 40,409 $ 3,236 $ 67,925 $ 15,310 $ 142 $ 421 $ 599 $ 488
Reinvested ........................... 15,567 1,470 18,048 2,984 27 51 46 125
Redeemed ............................
(104,764) (28,098) (90,892) (20,503) (69) (1,012) (563) (1,159)
Net Increase (Decrease)
$ (48,788) $ (23,392) $ (4,919) $ (2,209) $ 100 $ (540) $ 82 $ (546)
Shares:
Sold ................................ 3,620 292 6,152 1,374 13 38 54 44
Reinvested ........................... 1,407 135 1,647 270 2 5 4 12
Redeemed ............................
(9,383) (2,547) (8,234) (1,843) (6) (90) (51) (104)
Net Increase (Decrease)
(4,356) (2,120) (435) (199) 9 (47) 7 (48)
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 158,612 $ 19,467 $ 207,024 $ 45,308 $ 257 $ 449 $ 744 $ 7,653
Reinvested ........................... 78,015 10,799 83,617 14,906 138 256 283 555
Redeemed ............................
(219,074) (59,464) (241,571) (74,185) (207) (1,345) (2,329) (8,440)
Net Increase (Decrease)
$ 17,553 $ (29,198) $ 49,070 $ (13,971) $ 188 $ (640) $ (1,302) $ (232)
Shares:
Sold ................................ 12,856 1,603 17,325 3,797 22 39 62 630
Reinvested ........................... 6,190 859 6,713 1,189 11 20 23 44
Redeemed ............................
(18,361) (5,051) (20,596) (6,288) (19) (105) (198) (680)
Net Increase (Decrease)
685 (2,589) 3,442 (1,302) 14 (46) (113) (6)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (15,741) $ (1,477) $ (18,099) $ (2,989) $ (27) $ (51) $ (46) $ (125)
Total Dividends and Distributions
$ (15,741) $ (1,477) $ (18,099) $ (2,989) $ (27) $ (51) $ (46) $ (125)
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (78,468) $ (10,832) $ (83,416) $ (14,858) $ (137) $ (255) $ (282) $ (552)
From tax return of capital ................. (341) (26) (389) (69) (1) (1) (1) (3)
Total Dividends and Distributions
$ (78,809) $ (10,858) $ (83,805) $ (14,927) $ (138) $ (256) $ (283) $ (555)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 14,129 $ 34,563
Net realized gain (loss) on investments ................................................................................................ 12,843 154,688
Net change in unrealized appreciation/(depreciation) of investments .................................................................
150,632 (645,243)
Net Increase (Decrease) in Net Assets Resulting from Operations 177,604 (455,992)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (160,318) (170,061)
Total Dividends and Distributions (160,318) (170,061)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
132,535 76,218
Total Increase (Decrease) in Net Assets 149,821 (549,835)
Net Assets
Beginning of period ....................................................................................................................
1,778,364 2,328,199
End of period ..........................................................................................................................
$ 1,928,185 $ 1,778,364
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 26,884 $ 4,223 $ 22,470 $ 38,460 $ 155 $ 762 $ 1,498 $ 1,249
Reinvested ........................... 91,610 7,077 31,360 26,616 27 608 277 1,656
Redeemed ............................
(60,136) (13,822) (20,964) (22,534) (42) (656) (1,679) (2,564)
Net Increase (Decrease)
$ 58,358 $ (2,522) $ 32,866 $ 42,542 $ 140 $ 714 $ 96 $ 341
Shares:
Sold ................................ 1,493 271 1,305 2,198 8 44 86 72
Reinvested ........................... 5,358 482 1,933 1,610 2 38 17 102
Redeemed ............................
(3,340) (892) (1,221) (1,289) (2) (38) (98) (144)
Net Increase (Decrease)
3,511 (139) 2,017 2,519 8 44 5 30
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 62,879 $ 11,251 $ 54,202 $ 41,398 $ 118 $ 1,494 $ 1,008 $ 4,744
Reinvested ........................... 98,374 8,289 31,655 27,809 29 724 240 1,738
Redeemed ............................
(123,561) (26,273) (47,578) (62,066) (129) (2,992) (1,337) (5,798)
Net Increase (Decrease)
$ 37,692 $ (6,733) $ 38,279 $ 7,141 $ 18 $ (774) $ (89) $ 684
Shares:
Sold ................................ 3,050 624 2,731 2,072 6 74 49 238
Reinvested ........................... 4,354 422 1,469 1,268 1 34 11 80
Redeemed ............................
(5,980) (1,473) (2,445) (3,192) (7) (147) (61) (271)
Net Increase (Decrease)
1,424 (427) 1,755 148 – (39) (1) 47
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (92,673) $ (7,090) $ (31,367) $ (26,620) $ (27) $ (608) $ (277) $ (1,656)
Total Dividends and Distributions
$ (92,673) $ (7,090) $ (31,367) $ (26,620) $ (27) $ (608) $ (277) $ (1,656)
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (99,555) $ (8,297) $ (31,665) $ (27,813) $ (29) $ (724) $ (240) $ (1,738)
Total Dividends and Distributions
$ (99,555) $ (8,297) $ (31,665) $ (27,813) $ (29) $ (724) $ (240) $ (1,738)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 43,815 $ 55,294
Net realized gain (loss) on investments and futures ................................................................................... (7,985) (24,001)
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
88,119 (244,357)
Net Increase (Decrease) in Net Assets Resulting from Operations 123,949 (213,064)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (44,208) (76,275)
Total Dividends and Distributions (44,208) (76,275)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(101,658) (745,289)
Total Increase (Decrease) in Net Assets (21,917) (1,034,628)
Net Assets
Beginning of period ....................................................................................................................
3,192,503 4,227,131
End of period ..........................................................................................................................
$ 3,170,586 $ 3,192,503
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ................................ $ 90,736 $ 2,617 $ 7,484 $ 358,543 $ 16 $ 2,114 $ 1,013 $ 687
Reinvested ........................... 4,406 175 1,637 36,521 6 110 159 117
Redeemed ............................
(106,860) (6,319) (14,804) (473,067) (4) (2,590) (3,004) (1,351)
Net Increase (Decrease)
$ (11,718) $ (3,527) $ (5,683) $ (78,003) $ 18 $ (366) $ (1,832) $ (547)
Shares:
Sold ................................ 7,838 227 647 30,982 – 183 88 59
Reinvested ........................... 380 15 141 3,150 1 10 14 10
Redeemed ............................
(9,228) (546) (1,280) (40,857) – (223) (259) (116)
Net Increase (Decrease)
(1,010) (304) (492) (6,725) 1 (30) (157) (47)
Year Ended October 31, 2022
Dollars:
Sold ................................ $ 245,193 $ 10,125 $ 34,018 $ 731,087 $ 119 $ 2,504 $ 9,713 $ 3,957
Reinvested ........................... 6,754 266 2,618 63,670 7 162 239 194
Redeemed ............................
(338,308) (19,435) (52,537) (1,428,417) (24) (2,286) (9,319) (5,589)
Net Increase (Decrease)
$ (86,361) $ (9,044) $ (15,901) $ (633,660) $ 102 $ 380 $ 633 $ (1,438)
Shares:
Sold ................................ 20,615 854 2,869 61,345 10 208 822 332
Reinvested ........................... 568 22 221 5,359 1 14 20 16
Redeemed ............................
(28,391) (1,640) (4,428) (120,473) (2) (193) (783) (471)
Net Increase (Decrease)
(7,208) (764) (1,338) (53,769) 9 29 59 (123)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain
on investments ......................... $ (4,620) $ (183) $ (1,658) $ (37,353) $ (6) $ (112) $ (159) $ (117)
Total Dividends and Distributions
$ (4,620) $ (183) $ (1,658) $ (37,353) $ (6) $ (112) $ (159) $ (117)
Year Ended October 31, 2022
From net investment income and net realized gain
on investments ......................... $ (7,539) $ (280) $ (2,651) $ (65,201) $ (7) $ (164) $ (239) $ (194)
Total Dividends and Distributions
$ (7,539) $ (280) $ (2,651) $ (65,201) $ (7) $ (164) $ (239) $ (194)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 1,811 $ 1,350
Net realized gain (loss) on investments ................................................................................................ 41,065 (847)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(58,066) (297,896)
Net Increase (Decrease) in Net Assets Resulting from Operations (15,190) (297,393)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (1,601) (102,925)
Total Dividends and Distributions (1,601) (102,925)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(2,691) 111,077
Total Increase (Decrease) in Net Assets (19,482) (289,241)
Net Assets
Beginning of period ....................................................................................................................
1,207,701 1,496,942
End of period ..........................................................................................................................
$ 1,188,219 $ 1,207,701
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ...................... $ 11,453 $ 692 $ 3,096 $ 62,575 $ 102 $ 3,127 $ 5,269 $ 5,754 $ 35,296
Reinvested ................. – – 172 720 – – – 22 684
Redeemed ..................
(17,114) (2,693) (8,323) (67,625) (253) (1,796) (3,950) (5,595) (24,304)
Net Increase (Decrease)
$ (5,661) $ (2,001) $ (5,055) $ (4,330) $ (151) $ 1,331 $ 1,319 $ 181 $ 11,676
Shares:
Sold ...................... 501 36 141 2,473 5 139 217 230 1,368
Reinvested ................. – – 8 30 – – – 1 28
Redeemed ..................
(745) (142) (383) (2,671) (12) (79) (162) (223) (970)
Net Increase (Decrease)
(244) (106) (234) (168) (7) 60 55 8 426
Year Ended October 31, 2022
Dollars:
Sold ...................... $ 27,368 $ 2,433 $ 6,484 $ 200,905 $ 145 $ 6,119 $ 6,471 $ 29,370 $ 120,237
Reinvested ................. 23,910 2,410 18,894 37,989 207 1,071 3,359 2,995 11,751
Redeemed ..................
(55,967) (6,271) (23,460) (249,317) (522) (3,954) (7,571) (13,529) (30,450)
Net Increase (Decrease)
$ (4,689) $ (1,428) $ 1,918 $ (10,423) $ (170) $ 3,236 $ 2,259 $ 18,836 $ 101,538
Shares:
Sold ...................... 1,076 113 268 7,247 6 245 255 1,099 4,413
Reinvested ................. 923 111 773 1,331 9 42 123 106 411
Redeemed ..................
(2,282) (310) (1,020) (9,545) (23) (167) (289) (537) (1,141)
Net Increase (Decrease)
(283) (86) 21 (967) (8) 120 89 668 3,683
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2023
From net investment income and net
realized gain on investments ..... $ – $ – $ (173) $ (721) $ – $ – $ – $ (22) $ (685)
Total Dividends and Distributions
$ – $ – $ (173) $ (721) $ – $ – $ – $ (22) $ (685)
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ..... $ (24,059) $ (2,414) $ (18,909) $ (38,111) $ (207) $ (1,101) $ (3,359) $ (2,995) $ (11,770)
Total Dividends and Distributions
$ (24,059) $ (2,414) $ (18,909) $ (38,111) $ (207) $ (1,101) $ (3,359) $ (2,995) $ (11,770)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ (1,803) $ (10,143)
Net realized gain (loss) on investments and futures ................................................................................... (54,391) 22,777
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
117,498 (976,019)
Net Increase (Decrease) in Net Assets Resulting from Operations 61,304 (963,385)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (18,193) (402,384)
Total Dividends and Distributions (18,193) (402,384)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(21,405) 340,351
Total Increase (Decrease) in Net Assets 21,706 (1,025,418)
Net Assets
Beginning of period ....................................................................................................................
2,252,122 3,277,540
End of period ..........................................................................................................................
$ 2,273,828 $ 2,252,122
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 1,813 $ 15,911 $ 154 $ 1,211 $ 523 $ 3,138 $ 176,909
Reinvested ...................................... 843 1,065 19 142 93 281 15,278
Redeemed .......................................
(3,381) (73,319) (156) (2,204) (689) (9,574) (149,462)
Net Increase (Decrease)
$ (725) $ (56,343) $ 17 $ (851) $ (73) $ (6,155) $ 42,725
Shares:
Sold ........................................... 238 1,253 18 128 50 276 13,901
Reinvested ...................................... 119 89 2 16 9 26 1,271
Redeemed .......................................
(448) (5,794) (18) (233) (66) (855) (11,773)
Net Increase (Decrease)
(91) (4,452) 2 (89) (7) (553) 3,399
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 4,560 $ 69,552 $ 496 $ 6,140 $ 2,168 $ 12,504 $ 418,166
Reinvested ...................................... 18,770 32,024 421 2,802 2,969 6,305 329,561
Redeemed .......................................
(14,157) (86,039) (534) (4,970) (8,496) (15,371) (436,520)
Net Increase (Decrease)
$ 9,173 $ 15,537 $ 383 $ 3,972 $ (3,359) $ 3,438 $ 311,207
Shares:
Sold ........................................... 506 4,897 44 560 182 923 28,414
Reinvested ...................................... 1,945 1,978 38 233 221 434 20,331
Redeemed .......................................
(1,649) (5,958) (54) (475) (684) (1,147) (29,998)
Net Increase (Decrease)
802 917 28 318 (281) 210 18,747
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (845) $ (1,214) $ (19) $ (143) $ (93) $ (281) $ (15,598)
Total Dividends and Distributions
$ (845) $ (1,214) $ (19) $ (143) $ (93) $ (281) $ (15,598)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (18,806) $ (35,436) $ (421) $ (2,830) $ (2,969) $ (6,305) $ (335,617)
Total Dividends and Distributions
$ (18,806) $ (35,436) $ (421) $ (2,830) $ (2,969) $ (6,305) $ (335,617)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 9,763 $ 14,154
Net realized gain (loss) on investments and futures ................................................................................... 18,461 115,214
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(64,103) (293,762)
Net Increase (Decrease) in Net Assets Resulting from Operations (35,879) (164,394)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (115,168) (120,528)
Total Dividends and Distributions (115,168) (120,528)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
111,333 14,059
Total Increase (Decrease) in Net Assets (39,714) (270,863)
Net Assets
Beginning of period ....................................................................................................................
1,161,947 1,432,810
End of period ..........................................................................................................................
$ 1,122,233 $ 1,161,947
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 7,599 $ 38,283 $ 473 $ 6,719 $ 4,282 $ 8,760 $ 110,501
Reinvested ...................................... 18,550 21,053 633 7,124 3,095 9,469 55,034
Redeemed .......................................
(11,177) (53,100) (684) (11,449) (7,230) (17,231) (79,371)
Net Increase (Decrease)
$ 14,972 $ 6,236 $ 422 $ 2,394 $ 147 $ 998 $ 86,164
Shares:
Sold ........................................... 329 1,532 18 265 169 336 4,512
Reinvested ...................................... 857 896 28 296 126 384 2,344
Redeemed .......................................
(492) (2,067) (28) (446) (272) (662) (3,190)
Net Increase (Decrease)
694 361 18 115 23 58 3,666
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 17,649 $ 59,295 $ 1,019 $ 15,780 $ 7,796 $ 19,636 $ 117,384
Reinvested ...................................... 18,622 24,285 615 7,997 3,332 10,007 55,483
Redeemed .......................................
(26,840) (86,935) (1,355) (27,199) (14,193) (29,671) (158,648)
Net Increase (Decrease)
$ 9,431 $ (3,355) $ 279 $ (3,422) $ (3,065) $ (28) $ 14,219
Shares:
Sold ........................................... 663 2,056 37 536 267 652 4,198
Reinvested ...................................... 674 816 21 264 108 322 1,866
Redeemed .......................................
(1,020) (3,043) (48) (938) (465) (992) (5,512)
Net Increase (Decrease)
317 (171) 10 (138) (90) (18) 552
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (18,584) $ (21,217) $ (633) $ (7,128) $ (3,095) $ (9,469) $ (55,042)
Total Dividends and Distributions
$ (18,584) $ (21,217) $ (633) $ (7,128) $ (3,095) $ (9,469) $ (55,042)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (18,649) $ (24,428) $ (615) $ (7,997) $ (3,332) $ (10,007) $ (55,500)
Total Dividends and Distributions
$ (18,649) $ (24,428) $ (615) $ (7,997) $ (3,332) $ (10,007) $ (55,500)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 7,604 $ 9,247
Net realized gain (loss) on investments and futures ................................................................................... 10,559 127,116
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(36,194) (203,769)
Net Increase (Decrease) in Net Assets Resulting from Operations (18,031) (67,406)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (115,707) (189,291)
Total Dividends and Distributions (115,707) (189,291)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
138,433 (26,267)
Total Increase (Decrease) in Net Assets 4,695 (282,964)
Net Assets
Beginning of period ....................................................................................................................
1,123,301 1,406,265
End of period ..........................................................................................................................
$ 1,127,996 $ 1,123,301
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ........................................... $ 2,687 $ 48,601 $ 51 $ 695 $ 195 $ 805 $ 130,379
Reinvested ...................................... 2,218 15,959 88 539 277 1,287 94,994
Redeemed .......................................
(2,329) (95,673) (100) (565) (388) (2,604) (58,683)
Net Increase (Decrease)
$ 2,576 $ (31,113) $ 39 $ 669 $ 84 $ (512) $ 166,690
Shares:
Sold ........................................... 249 4,277 6 67 18 72 11,696
Reinvested ...................................... 222 1,528 10 55 28 127 9,103
Redeemed .......................................
(223) (8,511) (11) (55) (36) (230) (5,334)
Net Increase (Decrease)
248 (2,706) 5 67 10 (31) 15,465
Year Ended October 31, 2022
Dollars:
Sold ........................................... $ 5,379 $ 52,404 $ 338 $ 1,206 $ 612 $ 2,265 $ 121,963
Reinvested ...................................... 3,237 27,052 111 822 461 2,351 154,812
Redeemed .......................................
(6,784) (61,541) (251) (1,901) (1,923) (4,848) (322,032)
Net Increase (Decrease)
$ 1,832 $ 17,915 $ 198 $ 127 $ (850) $ (232) $ (45,257)
Shares:
Sold ........................................... 444 4,230 29 102 51 175 9,564
Reinvested ...................................... 274 2,202 11 71 39 196 12,603
Redeemed .......................................
(578) (4,929) (23) (163) (149) (400) (26,097)
Net Increase (Decrease)
140 1,503 17 10 (59) (29) (3,930)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments $ (2,218) $ (16,206) $ (88) $ (539) $ (277) $ (1,287) $ (95,092)
Total Dividends and Distributions
$ (2,218) $ (16,206) $ (88) $ (539) $ (277) $ (1,287) $ (95,092)
Year Ended October 31, 2022
From net investment income and net realized gain on investments $ (3,237) $ (27,354) $ (111) $ (825) $ (461) $ (2,351) $ (154,952)
Total Dividends and Distributions
$ (3,237) $ (27,354) $ (111) $ (825) $ (461) $ (2,351) $ (154,952)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Period Ended
April 30, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 9,223 $ 18,836
Net realized gain (loss) on investments ................................................................................................ (11,468) (28,404)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
48,682 (108,707)
Net Increase (Decrease) in Net Assets Resulting from Operations 46,437 (118,275)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (8,993) (18,694)
Total Dividends and Distributions (8,993) (18,694)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(57,655) (61,002)
Total Increase (Decrease) in Net Assets (20,211) (197,971)
Net Assets
Beginning of period ....................................................................................................................
599,830 797,801
End of period ..........................................................................................................................
$ 579,619 $ 599,830
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2023
Dollars:
Sold ..................................................................................... $ 36,707 $ 1,595 $ 63,977
Reinvested ................................................................................ 3,975 218 4,181
Redeemed .................................................................................
(66,854) (4,677) (96,777)
Net Increase (Decrease)
$ (26,172) $ (2,864) $ (28,619)
Shares:
Sold ..................................................................................... 5,549 241 9,618
Reinvested ................................................................................ 596 33 626
Redeemed .................................................................................
(10,094) (704) (14,672)
Net Increase (Decrease)
(3,949) (430) (4,428)
Year Ended October 31, 2022
Dollars:
Sold ..................................................................................... $ 82,861 $ 2,574 $ 252,993
Reinvested ................................................................................ 7,998 447 8,690
Redeemed .................................................................................
(141,390) (10,739) (264,436)
Net Increase (Decrease)
$ (50,531) $ (7,718) $ (2,753)
Shares:
Sold ..................................................................................... 11,797 361 35,787
Reinvested ................................................................................ 1,154 65 1,254
Redeemed .................................................................................
(20,403) (1,558) (38,228)
Net Increase (Decrease)
(7,452) (1,132) (1,187)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2023
From net investment income and net realized gain on investments ......................................... $ (4,431) $ (229) $ (4,333)
Total Dividends and Distributions
$ (4,431) $ (229) $ (4,333)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ......................................... $ (8,980) $ (469) $ (9,245)
Total Dividends and Distributions
$ (8,980) $ (469) $ (9,245)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal
Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund,
Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government &
High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International
Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation
Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal
LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime
2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund,
Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime
Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund,
Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime
Hybrid 2065 Fund, Principal LifeTime Hybrid 2070, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund,
Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM
Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap
S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund, series of the Fund, (known as the "Funds") are presented herein.
Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal
LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime
2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund,
and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal LifeTime Hybrid
2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal
LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid
2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal
LifeTime Hybrid 2070, and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal LifeTime Hybrid Funds”.
SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM
Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to nine classes of shares: Class A,
Class C, Class J, Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
Effective February 25, 2022, Class A shares were liquidated for Finisterre Emerging Markets Total Return Bond Fund.
Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
Effective May 6, 2022, Class C shares discontinued and converted into Class A shares for the following Funds:
Effective December 12, 2022, Institutional shares converted into R-6 shares of Government Money Market Fund and R-6 shares commenced operations. On December 14, 2022, Principal Global Investors, LLC (the “Manager”) made a $10,000 purchase of Institutional shares.
Effective January 13, 2023, R-1 shares discontinued and converted into R-3 shares for Overseas Fund.
Effective March 1, 2023, Principal LifeTime 2070 Fund commenced operations with the Manager making an initial $10,000 purchase of each Class J, Institutional, R-1, R-3, R-4, and R-5 shares.
Effective March 1, 2023, Principal LifeTime Hybrid 2070 Fund commenced operations with the Manager making an initial $10,000 purchase of each Class J, Institutional, and R-6 shares.
Diversified International Fund Global Real Estate Securities Fund
Global Emerging Markets Fund Government & High Quality Bond Fund

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime
Hybrid Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price.
When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of April 30,
2023:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and
Money Market Fund) of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Diversified International Fund
Euro 21 .3%
British Pound Sterling 16 .3
Japanese Yen 14 .2
Canadian Dollar 8 .7
Finisterre Emerging Markets Total Return Bond Fund
Euro 6 .4%
Mexican Peso 5 .6
Brazilian Real 5 .0
Global Emerging Markets Fund
Hong Kong Dollar 24 .3%
Indian Rupee 13 .7
South Korean Won 12 .2
New Taiwan Dollar 12 .0
Brazilian Real 5 .7
Mexican Peso 5 .2
Global Real Estate Securities Fund
Japanese Yen 9 .2%
Hong Kong Dollar 6 .5
Euro 5 .4
International Fund I
Euro 22 .3%
Japanese Yen 10 .3
British Pound Sterling 9 .1
Canadian Dollar 6 .9
Chinese Renminbi 6 .0
Swiss Franc 5 .7
Hong Kong Dollar 5 .6
New Taiwan Dollar 5 .2
Overseas Fund
Euro 37 .3%
British Pound Sterling 20 .8
Japanese Yen 13 .0
Swiss Franc 5 .2
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund
receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying
Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net
investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Government & High Quality Bond Fund, High Yield Fund, Short-
Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities (“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent
book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations.
During the period ended April 30, 2023 , the Funds did not record any such tax benefit or expense in the accompanying financial statements.
The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in foreign tax reclaims on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign witholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will  enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

as a reduction to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral
of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic
848 from December 31, 2022, to December 31, 2024. Management expects the impact of these ASUs will not have a material impact on the
Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject
to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the secured overnight financing rate plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of April 30, 2023 is included in interfund lending on the statements of assets and liabilities. Any outstanding borrowing as of April 30, 2023 is included in interfund borrowing on the statements of assets and liabilities.
During the period ended April 30, 2023, Funds lending to the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Core Fixed Income Fund $ 942 4.54% $ 21
Core Plus Bond Fund 198 4.67 5
Diversified Income Fund 732 4.79 17
Diversified International Fund 2,059 4.50 46
Equity Income Fund 1,331 4.45 29
Finisterre Emerging Markets Total Return Bond Fund 1,347 4.95 33
Global Emerging Markets Fund 170 4.65 4
Global Real Estate Securities Fund 83 4.53 2
Government & High Quality Bond Fund 51 4.48 1
High Income Fund 417 4.71 10
High Yield Fund 265 4.60 6
International Fund I 158 4.96 4
LargeCap Growth Fund I 3,340 4.73 78
LargeCap S&P 500 Index Fund 608 4.98 15
LargeCap Value Fund III 620 4.97 15
MidCap Fund 89 5.13 2
MidCap Growth Fund 58 4.74 1
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

During the period ended April 30, 2023, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the
Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of April 30, 2023 is included in borrowing on the statements of assets and liabilities.
During the period ended April 30, 2023, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Structured Notes. Certain of the Funds invest in credit linked structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Credit linked structured notes may entail a greater degree of market risk than other types of debt securities. Credit linked structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the credit linked structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest  in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
MidCap Growth Fund III $ 509 5.00% 13
MidCap S&P 400 Index Fund 279 4.56 6
MidCap Value Fund I 581 4.70 14
Overseas Fund 305 4.60 7
Principal Capital Appreciation Fund 1,070 4.88 26
Real Estate Securities Fund 573 5.10 14
Short-Term Income Fund 440 4.73 10
SmallCap Fund 50 4.51 1
SmallCap Growth Fund I 977 4.61 22
SmallCap S&P 600 Index Fund 377 4.76 9
SmallCap Value Fund II 399 4.79 9
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
California Municipal Fund $ 215 4.66% $ 5
Global Real Estate Securities Fund 2,221 4.65 51
Inflation Protection Fund 633 4.53 14
International Fund I 243 4.81 6
MidCap Fund 8,582 4.76 203
MidCap Growth Fund 1 4.92 —
Overseas Fund 981 4.61 22
Real Estate Securities Fund 2,402 4.48 53
SmallCap S&P 600 Index Fund 135 4.92 3
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Tax-Exempt Bond Fund $ 222 6.94%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
As of April 30, 2023, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund
Citigroup Inc
Foreign Currency Contracts $ 107 $ (9) $ 98
$ 107 $ (9) $ 98 $ — $ 98
JPMorgan Chase
Foreign Currency Contracts 19 (88) (69)
$ 19 $ (88) $ (69) $ 69 $ —
Total OTC $ 126 $ (97) $ 29 $ 98
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts 444 (128) 316
$ 444 $ (128) $ 316 $ — $ 316
Goldman Sachs & Co
Credit Default Swaps — (458) (458)
$ — $ (458) $ (458) $ 458 $ —
HSBC Securities Inc
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
JPMorgan Chase
Foreign Currency Contracts 195 (287) (92)
$ 195 $ (287) $ (92) $ 92 $ —
Total OTC $ 639 $ (873) $ (234) $ 316
High Yield Fund
Barclays Bank PLC
Foreign Currency Contracts — (33) (33)
$ — $ (33) $ (33) $ — $ (33)
RBC Dominon Securities Corp
Foreign Currency Contracts 79 — 79
$ 79 $ — $ 79 $ — $ 79
Total OTC $ 79 $ (33) $ 46 $ 46
Inflation Protection Fund
Citigroup Inc
Written Interest Rate Swaptions — (24) (24)
$ — $ (24) $ (24) $ — $ (24)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended April 30,
2023, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of April 30, 2023, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Inflation Protection Fund (continued)
Deutsche Bank AG
Purchased Options $ 37 $ — $ 37
Written Options — (3) (3)
$ 37 $ (3) $ 34 $ (34) $ —
Morgan Stanley & Co
Foreign Currency Contracts — (7) (7)
$ — $ (7) $ (7) $ — $ (7)
Total OTC $ 37 $ (34) $ 3 $ (31)
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Diversified Income Fund $ 1,776 $ 120 $ 1,896
Finisterre Emerging Markets Total Return Bond Fund 11,003 3,724 14,727
Government & High Quality Bond Fund 1,296 — 1,296
High Income Fund 543 — 543
Inflation Protection Fund 3,465 — 3,465
LargeCap Growth Fund I 5,118 — 5,118
LargeCap S&P 500 Index Fund 7,224 — 7,224
LargeCap Value Fund III 1,098 — 1,098
MidCap Growth Fund III 518 — 518
MidCap S&P 400 Index Fund 1,987 — 1,987
MidCap Value Fund I 1,123 — 1,123
Overseas Fund 559 — 559
Short-Term Income Fund 3,300 — 3,300
SmallCap Growth Fund I 161 — 161
SmallCap S&P 600 Index Fund 1,637 — 1,637
SmallCap Value Fund II 186 — 186
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of April 30, 2023, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floaters)
include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the “floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the “floating rate notes issued” as of April 30, 2023 were $25,520,000 and $17,648,000 for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The average outstanding balances for the liability during the period ending April 30, 2023 were $25,580,000 and $17,159,000 at weighted average annual interest rates of 2.87% and 3.20% for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
ISDA (OTC
Derivatives)
Inflation Protection Fund $ 40
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Diversified Income Fund, Finisterre Emerging
Markets Total Return Bond Fund, Government & High Quality Bond Fund, Inflation Protection Fund, and Short-Term Income Fund. The
notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions and Redemption Gates. As a retail money market fund, Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions and/or redemption gates in the event that its level of weekly liquid assets falls below a designated threshold, subject to the actions of the Fund’s Board of Directors. The imposition of liquidity fees or redemption gates affects check writing and exchanges into Money Market Fund.
Mortgage Dollar Rolls. Certain of the Funds may enter into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased.
The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the period, certain of the Funds wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-
linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments are typically categorized as Level 2 within the disclosure hierarchy. As of April 30, 2023, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate (or such successor if no longer available).
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of April 30, 2023, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the funds may enter into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security.
The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities.
The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings
(accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Income Fund $ 549 $ (20)
High Income Fund 559 (14)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2023 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio
(singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can
be found at www.PrincipalAM.com.
As of April 30, 2023, series of the Fund, Principal Exchange-Traded Funds and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 67.82 % LargeCap Value Fund III 73.46%
Diversified International Fund 75.97 MidCap Fund 2.66
Equity Income Fund 29.18 MidCap Growth Fund III 57.86
Finisterre Emerging Markets Total Return Bond Fund 42.45 MidCap S&P 400 Index Fund 47.16
Global Real Estate Securities Fund 0.60 MidCap Value Fund I 26.46
Government & High Quality Bond Fund 37.82 Overseas Fund 70.54
Government Money Market Fund 98.55 Principal Capital Appreciation Fund 36.93
High Income Fund 29.94 Real Estate Securities Fund 8.20
High Yield Fund 10.31 Short-Term Income Fund 36.28
Inflation Protection Fund 39.89 SmallCap Growth Fund I 13.42
LargeCap Growth Fund I 19.78 SmallCap S&P 600 Index Fund 34.23
LargeCap S&P 500 Index Fund
51.68
SmallCap Value Fund II 27.75
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives April 30, 2023 Liability Derivatives April 30, 2023
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 45
*
Payables, Total distributable earnings (accumulated loss)
$ 367
*
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 551
*
Payables, Total distributable earnings (accumulated loss)
$ 81
*
Total
$ 596
*
$ 448
*
Diversified Income Fund
Foreign Exchange Contracts Receivables
$ 126
Payables
$ 97
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 51
*
Total
$ 126 $ 148
*
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 781
*
Foreign Exchange Contracts Receivables
$ 639
Payables
$ 415
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,535
*
Payables, Total distributable earnings (accumulated loss)
$ 1,081
*
Total
$ 3,174
*
$ 2,277
*
Government & High Quality Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,289
*
Payables, Total distributable earnings (accumulated loss)
$ 584
*
High Income Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 56
*
Payables, Total distributable earnings (accumulated loss)
$ —
High Yield Fund
Foreign Exchange Contracts Receivables
$ 79
Payables
$ 33
Inflation Protection Fund
Foreign Exchange Contracts Receivables
$ 37
Payables
$ 10
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 426
*
Payables, Total distributable earnings (accumulated loss)
$ 1,136
*
Total
$ 463
*
$ 1,146
*
LargeCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,383
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 3,286
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap Value Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 555
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Growth Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 273
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap S&P 400 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 541
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Value Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
*
Payables, Total distributable earnings (accumulated loss)
$ —
*
Overseas Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 173
*
Payables, Total distributable earnings (accumulated loss)
$ —
Short-Term Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,783
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap S&P 600 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 86
*
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Asset Derivatives April 30, 2023 Liability Derivatives April 30, 2023
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
SmallCap Value Fund II
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 9
*
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit Contracts
Swap agreements
$ (2,368) $ (660)
Interest Rate Contracts
Futures contracts
$ (1,540) $ 1,755
Total $ (3,908) $ 1,095
Diversified Income Fund
Foreign Exchange Contracts
Foreign currency contracts
$ (1,577) $ 98
Interest Rate Contracts
Futures contracts
$ 1,473 $ (269)
Total $ (104) $ (171)
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Swap agreements
$ (1,867) $ (69)
Foreign Exchange Contracts
Foreign currency contracts
$ (4,154) $ 633
Interest Rate Contracts
Futures contracts
$ (669) $ 87
Swap agreements
$ (243) $ 1,641
Total $ (6,933) $ 2,292
Government & High Quality Bond Fund
Interest Rate Contracts
Futures contracts
$ (3,012) $ 5,664
High Income Fund
Credit Contracts
Swap agreements
$ 3,062 $ (1,284)
High Yield Fund
Foreign Exchange Contracts
Foreign currency contracts
$ (187) $ 143
Inflation Protection Fund
Foreign Exchange Contracts
Investment transactions/Investments*
$ (269) $ 41
Foreign currency contracts
$ (74) $ 115
Options and swaptions
$ 47 $ (21)
Interest Rate Contracts
Investment transactions/Investments*
$ (1,091) $ (499)
Futures contracts
$ 5,077 $ 229
Options and swaptions
$ 1,220 $ 1,432
Swap agreements
$ (1,676) $ (715)
Total $ 3,234 $ 582
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
April 30, 2023 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
LargeCap Growth Fund I
Equity Contracts
Futures contracts
$ 5,712 $ (3,124)
LargeCap S&P 500 Index Fund
Equity Contracts
Futures contracts
$ (1,325) $ 1,639
LargeCap Value Fund III
Equity Contracts
Futures contracts
$ (973) $ 841
MidCap Growth Fund III
Equity Contracts
Futures contracts
$ 777 $ (153)
MidCap S&P 400 Index Fund
Equity Contracts
Futures contracts
$ 3,348 $ (2,072)
MidCap Value Fund I
Equity Contracts
Futures contracts
$ 1,690 $ (1,733)
Overseas Fund
Equity Contracts
Futures contracts
$ 2,079 $ (22)
Short-Term Income Fund
Interest Rate Contracts
Futures contracts
$ (1,836) $ 2,783
SmallCap Growth Fund I
Equity Contracts
Futures contracts
$ (247) $ (638)
SmallCap S&P 600 Index Fund
Equity Contracts
Futures contracts
$ (2,033) $ (1,740)
SmallCap Value Fund II
Equity Contracts
Futures contracts
$ (315) $ (547)
*Investment transactions includes purchased options and/or purchased swaptions .
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 63,112
Interest Rate Contracts Futures - Long 23,962
Futures - Short 4,945
Diversified Income Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 11,157
Foreign Currency Contracts - Contracts to Deliver 28,712
Interest Rate Contracts Futures - Long 65,658
Futures - Short 12,040
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 40,000
Exchange Cleared Credit Default Swaps - Buy Protection 36,167
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 45,391
Foreign Currency Contracts - Contracts to Deliver 108,251
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 118,357
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 123,711
Futures - Long 35,216
Futures - Short 53,713
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Long 74,743
Futures - Short 53,459
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 46,173
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency Obligations.
Contract Type Derivative Type Average Notional
High Yield Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection $ 24,750
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 1,768
Foreign Currency Contracts - Contracts to Deliver 7,680
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 10,241
Foreign Currency Contracts - Contracts to Deliver 9,317
Purchased Options 16,775
Written Options 12,625
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 44,500
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 117,108
Futures - Long 43,183
Futures - Short 151,159
Purchased Interest Rate Swaptions 93,509
Purchased Options 3,718
Written Interest Rate Swaptions 134,500
Written Options 4,266
LargeCap Growth Fund I
Equity Contracts Futures - Long 82,326
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 104,697
LargeCap Value Fund III
Equity Contracts Futures - Long 16,334
MidCap Growth Fund III
Equity Contracts Futures - Long 8,676
MidCap S&P 400 Index Fund
Equity Contracts Futures - Long 26,247
MidCap Value Fund I
Equity Contracts Futures - Long 28,771
Overseas Fund
Equity Contracts Futures - Long 13,399
Short-Term Income Fund
Interest Rate Contracts Futures - Long 122,891
SmallCap Growth Fund I
Equity Contracts Futures - Long 6,161
SmallCap S&P 600 Index Fund
Equity Contracts Futures - Long 27,200
SmallCap Value Fund II
Equity Contracts Futures - Long 5,342
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2023 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 52 $ — $ — $ 52
Municipal Bonds* — 606,806 — 606,806
Total investments in securities $ 52 $ 606,806 $ — $ 606,858
Core Fixed Income Fund
Bonds* — 5,439,324 — 5,439,324
Common Stocks
Industrial — — 21,557 21,557
Investment Companies 358,081 — — 358,081
Senior Floating Rate Interests* — 8,309 — 8,309
U.S. Government & Government Agency Obligations* — 4,468,294 — 4,468,294
Total investments in securities $ 358,081 $ 9,915,927 $ 21,557 $ 10,295,565
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Fund
Bonds* $ — $ 312,335 $ 9 $ 312,344
Common Stocks
Consumer, Cyclical — 110 — 110
Energy — — 10 10
Financial — — — —
Investment Companies 40,031 — — 40,031
Preferred Stocks
Government — 3,342 — 3,342
Senior Floating Rate Interests* — 5,005 — 5,005
U.S. Government & Government Agency Obligations* — 360,125 — 360,125
Total investments in securities $ 40,031 $ 680,917 $ 19 $ 720,967
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 45 — 45
Interest Rate Contracts
Futures** 551 — — 551
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (367) — (367)
Interest Rate Contracts
Futures** (8 1 ) — — (8 1 )
Diversified Income Fund
Bonds* — 2,029,665 79,555 2,109,220
Common Stocks
Basic Materials — — 36,809 36,809
Consumer, Cyclical — — 20,809 20,809
Consumer, Non-cyclical — 371 — 371
Industrial — 7,683 5 7,688
Technology 284 76 — 360
Investment Companies 341,46 8 — — 341,46 8
Preferred Stocks
Consumer, Non-cyclical — 920 — 920
Financial 17,406 7,710 — 25,116
Government — 669 — 669
Utilities 10,593 — — 10,593
Senior Floating Rate Interests* — 380,757 7,327 388,084
U.S. Government & Government Agency Obligations* — 70,347 — 70,347
Total investments in securities $ 369,751 $ 2,498,198 $ 144,505 $ 3,012,45 4
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 126 — 126
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (97) — (97)
Interest Rate Contracts
Futures** (51) — — (51)
Diversified International Fund
Common Stocks
Basic Materials 80,239 144,776 — 225,015
Communications 48,538 41,487 — 90,025
Consumer, Cyclical 230,588 599,705 — 830,293
Consumer, Non-cyclical 50,201 861,299 — 911,500
Energy 110,543 144,050 — 254,593
Financial 265,432 794,603 — 1,060,035
Industrial 133,205 532,891 — 666,096
Technology 15,758 534,848 — 550,606
Utilities — 77,433 — 77,433
Investment Companies 132,086 — — 132,086
Total investments in securities $ 1,066,590 $ 3,731,092 $ — $ 4,797,682
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Equity Income Fund
Common Stocks* $ 8,846,660 $ — $ — $ 8,846,660
Investment Companies 164,340 — — 164,340
Total investments in securities $ 9,011,000 $ — $ — $ 9,011,000
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 384,448 — 384,448
Convertible Bonds* — 3,600 — 3,600
Investment Companies 32,683 — — 32,683
Total investments in securities $ 32,683 $ 388,048 $ — $ 420,731
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 639 — 639
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 2,535 — 2,535
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (45 8 ) — (45 8 )
Exchange Cleared Credit Default Swaps** — (323) — (323)
Foreign Exchange Contracts
Foreign Currency Contracts — (415) — (415)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (947) — (947)
Futures** (134) — — (134)
Global Emerging Markets Fund
Common Stocks
Basic Materials 3,820 6,293 — 10,113
Communications 4,254 30,697 — 34,951
Consumer, Cyclical 5,561 20,524 — 26,085
Consumer, Non-cyclical 4,445 22,905 — 27,350
Energy 2,209 13,351 — 15,560
Financial 6,888 37,141 — 44,029
Industrial 3,426 15,139 — 18,565
Technology 3,152 39,159 — 42,311
Utilities — 1,752 — 1,752
Investment Companies 5,089 — — 5,089
Preferred Stocks
Consumer, Cyclical — 1,693 — 1,693
Financial — 40 — 40
Total investments in securities $ 38,844 $ 188,694 $ — $ 227,538
Global Real Estate Securities Fund
Common Stocks
Communications — 14,090 — 14,090
Consumer, Cyclical 13,587 — — 13,587
Consumer, Non-cyclical 9,925 — — 9,925
Financial 1,369,824 738,437 — 2,108,261
Industrial — 11,710 — 11,710
Investment Companies 26,439 — — 26,439
Total investments in securities $ 1,419,775 $ 764,237 $ — $ 2,184,012
Government & High Quality Bond Fund
Bonds* — 69,746 — 69,746
Investment Companies 19,906 — — 19,906
U.S. Government & Government Agency Obligations* — 566,021 — 566,021
Total investments in securities $ 19,906 $ 635,767 $ — $ 655,673
Derivative Assets
Interest Rate Contracts
Futures** 2,289 — — 2,289
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund (continued)
Interest Rate Contracts (continued)
Derivative Liabilities
Interest Rate Contracts
Futures** $ (584) $ — $ — $ (584)
Government Money Market Fund
Bonds* — 940,133 — 940,133
Investment Companies 211,700 — — 211,700
Repurchase Agreements* — 2,210,000 — 2,210,000
Total investments in securities $ 211,700 $ 3,150,133 $ — $ 3,361,833
High Income Fund
Bonds* — 2,754,322 12,604 2,766,926
Common Stocks
Basic Materials — — 2,482 2,482
Communications — — — —
Consumer, Cyclical — 1,395 5,482 6,877
Energy — — — —
Industrial — 7,079 5 7,084
Technology 233 — — 233
Utilities — — — —
Convertible Preferred Stocks
Consumer, Cyclical — 871 — 871
Investment Companies 108,222 — — 108,222
Preferred Stocks
Communications — — — —
Senior Floating Rate Interests* — 285,463 5,835 291,298
U.S. Government & Government Agency Obligations* — 39,891 — 39,891
Total investments in securities $ 108,455 $ 3,089,021 $ 26,408 $ 3,223,884
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 56 — 56
High Yield Fund
Bonds* — 1,983,644 94 1,983,738
Common Stocks
Consumer, Cyclical — 1,883 — 1,883
Energy — — 387 387
Financial — 2 — 2
Convertible Bonds* — — — —
Investment Companies 72,117 — — 72,117
Senior Floating Rate Interests* — 134,171 — 134,171
U.S. Government & Government Agency Obligations* — 23,660 — 23,660
Total investments in securities $ 72,117 $ 2,143,360 $ 481 $ 2,215,958
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 79 — 79
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (33) — (33)
Inflation Protection Fund
Bonds* — 29,144 — 29,144
Investment Companies 4,121 — — 4,121
U.S. Government & Government Agency Obligations* — 1,610,372 — 1,610,372
Purchased Options 179 37 — 216
Total investments in securities $ 4,300 $ 1,639,553 $ — $ 1,643,853
Derivative Assets
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 24 — 24
Futures** 223 — — 223
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund (continued)
Interest Rate Contracts (continued)
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ (7) $ — $ (7)
Written Options — (3) — (3)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (369) — (369)
Futures** (623) — — (623)
Interest Rate Swaptions — (24) — (24)
Written Options (120) — — (120)
International Fund I
Common Stocks
Basic Materials — 11,750 — 11,750
Communications 8,378 13,203 — 21,581
Consumer, Cyclical 5,365 44,358 — 49,723
Consumer, Non-cyclical 2,940 45,967 — 48,907
Energy 1,675 17,525 — 19,200
Financial 14,718 63,670 — 78,388
Industrial 4,436 31,099 — 35,535
Technology 5,567 35,050 — 40,617
Utilities — 5,586 — 5,586
Investment Companies 9,353 — — 9,353
Total investments in securities $ 52,432 $ 268,208 $ — $ 320,640
LargeCap Growth Fund I
Common Stocks
Basic Materials 16,198 — — 16,198
Communications 1,725,674 — — 1,725,674
Consumer, Cyclical 689,724 — — 689,724
Consumer, Non-cyclical 2,675,505 — — 2,675,505
Energy 23,956 — — 23,956
Financial 769,319 — — 769,319
Industrial 441,874 — — 441,874
Technology 3,838,170 — 2,503 3,840,673
Utilities 704 — — 704
Convertible Preferred Stocks
Basic Materials — — 3,230 3,230
Consumer, Cyclical — — 1,860 1,860
Technology — — 8,627 8,627
Investment Companies 308,976 — — 308,976
Total investments in securities $ 10,490,100 $ — $ 16,220 $ 10,506,320
Derivative Assets
Equity Contracts
Futures** 1,383 — — 1,383
LargeCap S&P 500 Index Fund
Common Stocks* 6,052,399 — — 6,052,399
Investment Companies 149,880 — — 149,880
Total investments in securities $ 6,202,279 $ — $ — $ 6,202,279
Derivative Assets
Equity Contracts
Futures** 3,286 — — 3,286
LargeCap Value Fund III
Common Stocks* 2,772,187 — — 2,772,187
Investment Companies 73,430 — — 73,430
Total investments in securities $ 2,845,617 $ — $ — $ 2,845,617
Derivative Assets
Equity Contracts
Futures** 555 — — 555
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Fund
Common Stocks
Basic Materials $ 179,912 $ 1,240 $ — $ 181,152
Communications 813,525 — — 813,525
Consumer, Cyclical 5,284,850 — — 5,284,850
Consumer, Non-cyclical 1,842,667 — — 1,842,667
Financial 4,523,419 — — 4,523,419
Industrial 3,136,472 — — 3,136,472
Technology 2,223,975 — — 2,223,975
Utilities 664,663 — — 664,663
Investment Companies 1,581 — — 1,581
Total investments in securities $ 18,671,064 $ 1,240 $ — $ 18,672,304
MidCap Growth Fund
Common Stocks* 217,767 — — 217,767
Investment Companies 14,366 — — 14,366
Total investments in securities $ 232,133 $ — $ — $ 232,133
MidCap Growth Fund III
Common Stocks* 1,155,008 — — 1,155,008
Investment Companies 48,751 — — 48,751
Total investments in securities $ 1,203,759 $ — $ — $ 1,203,759
Derivative Assets
Equity Contracts
Futures** 273 — — 273
MidCap S&P 400 Index Fund
Common Stocks* 1,253,567 — — 1,253,567
Investment Companies 40,884 — — 40,884
Total investments in securities $ 1,294,451 $ — $ — $ 1,294,451
Derivative Assets
Equity Contracts
Futures** 541 — — 541
MidCap Value Fund I
Common Stocks* 3,722,670 — — 3,722,670
Investment Companies 126,256 — — 126,256
Total investments in securities $ 3,848,926 $ — $ — $ 3,848,926
Money Market Fund
Bonds* — 33,246 — 33,246
Commercial Paper* — 835,576 — 835,576
Investment Companies 38,210 — — 38,210
Municipal Bonds* — 17,915 — 17,915
Repurchase Agreements* — 38,000 — 38,000
Total investments in securities $ 38,210 $ 924,737 $ — $ 962,947
Overseas Fund
Common Stocks
Basic Materials — 130,574 — 130,574
Communications — 37,686 — 37,686
Consumer, Cyclical 37,844 223,964 — 261,808
Consumer, Non-cyclical 698 497,860 — 498,558
Diversified — 357 — 357
Energy 47,514 61,092 — 108,606
Financial 7,262 451,391 — 458,653
Industrial 16,127 400,820 — 416,947
Technology 77 102,994 — 103,071
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund (continued)
Common Stocks (continued)
Utilities $ — $ 131,585 $ — $ 131,585
Investment Companies 103,108 — — 103,108
Preferred Stocks
Consumer, Cyclical — 1,223 — 1,223
Consumer, Non-cyclical — 23,596 — 23,596
Total investments in securities $ 212,630 $ 2,063,142 $ — $ 2,275,772
Derivative Assets
Equity Contracts
Futures** 173 — — 173
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 73,320 — — 73,320
Communications 397,652 — — 397,652
Consumer, Cyclical 356,093 — — 356,093
Consumer, Non-cyclical 577,817 — — 577,817
Energy 140,450 — — 140,450
Financial 546,126 — — 546,126
Industrial 230,659 29,118 — 259,777
Technology 759,288 — — 759,288
Utilities 101,995 — — 101,995
Investment Companies 104,558 — — 104,558
Total investments in securities $ 3,287,958 $ 29,118 $ — $ 3,317,076
Principal LifeTime 2010 Fund
Investment Companies 513,722 — — 513,722
Total investments in securities $ 513,722 $ — $ — $ 513,722
Principal LifeTime 2015 Fund
Investment Companies 270,795 — — 270,795
Total investments in securities $ 270,795 $ — $ — $ 270,795
Principal LifeTime 2020 Fund
Investment Companies 2,622,843 — — 2,622,843
Total investments in securities $ 2,622,843 $ — $ — $ 2,622,843
Principal LifeTime 2025 Fund
Investment Companies 1,579,166 — — 1,579,166
Total investments in securities $ 1,579,166 $ — $ — $ 1,579,166
Principal LifeTime 2030 Fund
Investment Companies 5,285,495 — — 5,285,495
Total investments in securities $ 5,285,495 $ — $ — $ 5,285,495
Principal LifeTime 2035 Fund
Investment Companies 1,684,532 — — 1,684,532
Total investments in securities $ 1,684,532 $ — $ — $ 1,684,532
Principal LifeTime 2040 Fund
Investment Companies 4,135,972 — — 4,135,972
Total investments in securities $ 4,135,972 $ — $ — $ 4,135,972
Principal LifeTime 2045 Fund
Investment Companies 1,333,611 — — 1,333,611
Total investments in securities $ 1,333,611 $ — $ — $ 1,333,611
Principal LifeTime 2050 Fund
Investment Companies 2,754,969 — — 2,754,969
Total investments in securities $ 2,754,969 $ — $ — $ 2,754,969
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2055 Fund
Investment Companies $ 829,866 $ — $ — $ 829,866
Total investments in securities $ 829,866 $ — $ — $ 829,866
Principal LifeTime 2060 Fund
Investment Companies 787,463 — — 787,463
Total investments in securities $ 787,463 $ — $ — $ 787,463
Principal LifeTime 2065 Fund
Investment Companies 127,100 — — 127,100
Total investments in securities $ 127,100 $ — $ — $ 127,100
Principal LifeTime 2070 Fund
Investment Companies 75 — — 75
Total investments in securities $ 75 $ — $ — $ 75
Principal LifeTime Hybrid 2015 Fund
Investment Companies 203,033 — — 203,033
Total investments in securities $ 203,033 $ — $ — $ 203,033
Principal LifeTime Hybrid 2020 Fund
Investment Companies 481,744 — — 481,744
Total investments in securities $ 481,744 $ — $ — $ 481,744
Principal LifeTime Hybrid 2025 Fund
Investment Companies 630,316 — — 630,316
Total investments in securities $ 630,316 $ — $ — $ 630,316
Principal LifeTime Hybrid 2030 Fund
Investment Companies 613,746 — — 613,746
Total investments in securities $ 613,746 $ — $ — $ 613,746
Principal LifeTime Hybrid 2035 Fund
Investment Companies 471,058 — — 471,058
Total investments in securities $ 471,058 $ — $ — $ 471,058
Principal LifeTime Hybrid 2040 Fund
Investment Companies 474,778 — — 474,778
Total investments in securities $ 474,778 $ — $ — $ 474,778
Principal LifeTime Hybrid 2045 Fund
Investment Companies 307,739 — — 307,739
Total investments in securities $ 307,739 $ — $ — $ 307,739
Principal LifeTime Hybrid 2050 Fund
Investment Companies 265,365 — — 265,365
Total investments in securities $ 265,365 $ — $ — $ 265,365
Principal LifeTime Hybrid 2055 Fund
Investment Companies 146,175 — — 146,175
Total investments in securities $ 146,175 $ — $ — $ 146,175
Principal LifeTime Hybrid 2060 Fund
Investment Companies 68,722 — — 68,722
Total investments in securities $ 68,722 $ — $ — $ 68,722
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2065 Fund
Investment Companies $ 19,369 $ — $ — $ 19,369
Total investments in securities $ 19,369 $ — $ — $ 19,369
Principal LifeTime Hybrid 2070 Fund
Investment Companies 45 — — 45
Total investments in securities $ 45 $ — $ — $ 45
Principal LifeTime Hybrid Income Fund
Investment Companies 104,514 — — 104,514
Total investments in securities $ 104,514 $ — $ — $ 104,514
Principal LifeTime Strategic Income Fund
Investment Companies 341,492 — — 341,492
Total investments in securities $ 341,492 $ — $ — $ 341,492
Real Estate Securities Fund
Common Stocks* 5,519,652 — — 5,519,652
Investment Companies 139,790 — — 139,790
Total investments in securities $ 5,659,442 $ — $ — $ 5,659,442
SAM Balanced Portfolio
Investment Companies 4,221,951 — — 4,221,951
Total investments in securities $ 4,221,951 $ — $ — $ 4,221,951
SAM Conservative Balanced Portfolio
Investment Companies 1,703,312 — — 1,703,312
Total investments in securities $ 1,703,312 $ — $ — $ 1,703,312
SAM Conservative Growth Portfolio
Investment Companies 2,867,982 — — 2,867,982
Total investments in securities $ 2,867,982 $ — $ — $ 2,867,982
SAM Flexible Income Portfolio
Investment Companies 2,486,401 — — 2,486,401
Total investments in securities $ 2,486,401 $ — $ — $ 2,486,401
SAM Strategic Growth Portfolio
Investment Companies 1,929,049 — — 1,929,049
Total investments in securities $ 1,929,049 $ — $ — $ 1,929,049
Short-Term Income Fund
Bonds* — 2,856,783 — 2,856,783
Investment Companies 54,548 — — 54,548
U.S. Government & Government Agency Obligations* — 246,573 — 246,573
Total investments in securities $ 54,548 $ 3,103,356 $ — $ 3,157,904
Derivative Assets
Interest Rate Contracts
Futures** 2,783 — — 2,783
SmallCap Fund
Common Stocks
Basic Materials 31,258 — — 31,258
Communications 18,682 — — 18,682
Consumer, Cyclical 168,962 — — 168,962
Consumer, Non-cyclical 247,531 — — 247,531
Diversified — — — —
Energy 77,230 — — 77,230
Financial 248,655 — — 248,655
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Fund (continued)
Common Stocks (continued)
Industrial $ 202,399 $ — $ — $ 202,399
Technology 139,220 — — 139,220
Utilities 39,641 — — 39,641
Investment Companies 28,608 — — 28,608
Total investments in securities $ 1,202,186 $ — $ — $ 1,202,186
SmallCap Growth Fund I
Common Stocks
Basic Materials 48,737 — — 48,737
Communications 58,608 — — 58,608
Consumer, Cyclical 309,270 — — 309,270
Consumer, Non-cyclical 754,742 — — 754,742
Energy 132,871 — — 132,871
Financial 140,808 — — 140,808
Industrial 337,933 — — 337,933
Technology 349,131 — — 349,131
Utilities 5,594 — — 5,594
Investment Companies 145,247 — — 145,247
Total investments in securities $ 2,282,941 $ — $ — $ 2,282,941
Derivative Assets
Equity Contracts
Futures** 1 — — 1
SmallCap S&P 600 Index Fund
Common Stocks* 1,100,435 — — 1,100,435
Investment Companies 26,197 — — 26,197
Total investments in securities $ 1,126,632 $ — $ — $ 1,126,632
Derivative Liabilities
Equity Contracts
Futures** (86) — — (86)
SmallCap Value Fund II
Common Stocks
Basic Materials 46,807 — — 46,807
Communications 19,552 — — 19,552
Consumer, Cyclical 187,179 — — 187,179
Consumer, Non-cyclical 123,268 — 4 123,272
Energy 67,811 — — 67,811
Financial 288,929 — — 288,929
Government 57 — — 57
Industrial 193,047 — — 193,047
Technology 94,642 — — 94,642
Utilities 45,617 — — 45,617
Investment Companies 70,147 — — 70,147
Total investments in securities $ 1,137,056 $ — $ 4 $ 1,137,060
Derivative Liabilities
Equity Contracts
Futures** (9) — — (9)
Tax-Exempt Bond Fund
Investment Companies 472 — — 472
Municipal Bonds* — 591,370 — 591,370
Total investments in securities $ 472 $ 591,370 $ — $ 591,842
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the period, the valuation technique for High Ridge Brands - Escrow changed from Liquidation Analysis driven by a Discount Rate to the Expected Recovery of the escrow shares.
***During the period, the valuation technique for Artic Canadian Diamond Co Ltd changed from Enterprise Valuation Model driven by EBITDA Multiples to
Liquidation Analysis driven by a Discount Rate.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM
Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal
Fund Asset Type
Fair Value as of
April 30, 2023 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
Valuation if Input
had Increased
Diversified Income Fund
Bonds $ 79,555 Yield Analysis Yield to Maturity 12.6% – 15.1% (14.1)% Increase
— Litigation Settlement Proceeds Expected Recovery** $0.01 Increase
Common Stocks 33,692 Enterprise Valuation Model EBITDA Multiples 4.0 – 5.9x (4.7x) Increase
Discounted Cash Flow Discount Rate 14.1% – 16.9% (15.1)% Decrease
3,117 Liquidation Analysis Discount Rate*** 14.8% Decrease
20,814 Market Quotations Broker Quote $ 0.10 – 54.00 ($53.99) Increase
Senior Floating Rate Interests 7,327 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 144,505
Fund
Fair Value
October
31, 2022
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Fair Value
April 30,
2023
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held at
April 30, 2023
Diversified Income Fund
Bonds $ 97,585 $ — $ (235) $ 508 $ (18,303) $ — $ — $ 79,555 $ (132)
Common Stock 49,418 40 (11,107) — (195) 27,552 (8,085) 57,623 (11,257)
Senior Floating Rate Interests 6,885 — — 442 — — — 7,327 —
Total
$ 153,888 $ 40 $ (11,342) $950 $ (18,498) $ 27,552 $ (8,085) $ 144,505 $ (11,389)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

LifeTime Funds and Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
California Municipal Fund .40% .38% .36% .35%
Finisterre Emerging Markets Total Return Bond Fund
.75 .74 .73 .72
Government & High Quality Bond Fund .49 .47 .45 .44
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III (Effective January 1, 2023) .82 .80 .78 .77
MidCap Growth Fund III (Prior to January 1, 2023) .87 .85 .83 .82
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .40 .38 .36 .35
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund (Effective March 1, 2023)
.49% .47% .45% .44% .42% .39%
Core Plus Bond Fund (Prior to March 1, 2023)
.55 .53 .51 .50 .48 .45
Diversified Income Fund (Effective March 1, 2023)
.69 .67 .65 .64 .63 .62
Diversified Income Fund (Prior to March 1, 2023)
.73 .71 .69 .68 .67 .66
Global Emerging Markets Fund (Effective January 1, 2023)
.99 .97 .95 .94 .93 .92
Global Emerging Markets Fund (Prior to January 1, 2023)
1.05 1.03 1.01 1.00 .99 .98
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Fund I
.65 .63 .61 .60 .59 .58
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund (Effective January 1, 2023)
.93 .91 .89 .88 .87 .86
Overseas Fund (Prior to January 1, 2023)
.97 .95 .93 .92 .91 .90
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $1
billion
Next $3
billion
Next $3
billion
Next $3
billion
Over $10
billion
Core Fixed Income Fund
.39% .38% .37% .36% .34%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund
.80% .78% .76% .75% .73% .70% .69%
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
billion
Next $3
billion
Next $2
billion
Next $3
billion
Over $15
billion
Equity Income Fund (Effective January 1, 2023)
.60% .55% .50% .49% .48% .46% .44%
Equity Income Fund (Prior to January 1, 2023)
.60 .55 .50 .49 .48 .48 .48
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I
.66% .64% .62% .61% .60% .59% .58%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%,
.25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5,
respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the
Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.
The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Over $25
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56% .55% .53% .51%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Real Estate Securities Fund
(Effective January 1, 2023)
.85% .83% .81% .80% .79% .78% .77% .76% .75%
Real Estate Securities Fund
(Prior to January 1, 2023)
.85 .83 .81 .80 .79 .78 .77 .77 .77
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund
.625% .50%
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
LargeCap S&P 500 Index Fund (Effective January 1, 2023)
.15% .13% .10%
LargeCap S&P 500 Index Fund (Prior to January 1, 2023)
.15 .14 .13
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Short-Term Income Fund (Effective January 1, 2023)
.38% .36% .33%
Net Assets of Fund
First $1
billion
Next $4
billion
Over $5
billion
Short-Term Income Fund (Prior to January 1, 2023)
.40% .38% .35%
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to January 1, 2023, the contractual expense limits were 1.55%, 1.37%, and 1.20% for Class A, Class J, and Institutional shares, respectively.
** Prior to December 12, 2022, the contractual expense limit was .15%.
*** Contractual expense limit expired February 28, 2023.
^ From March 1, 2023 (date operations commenced) to April 30, 2023.
Period from November 1, 2022 through April 30, 2023
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .46% February 29, 2024
Core Fixed Income Fund N/A N/A N/A .46 February 29, 2024
Core Plus Bond Fund .84% N/A N/A .56 February 29, 2024
Diversified Income Fund N/A N/A N/A .68 February 29, 2024
Diversified International Fund N/A N/A N/A .85 February 29, 2024
Equity Income Fund N/A N/A N/A .52 February 29, 2024
Finisterre Emerging Markets Total Return Bond Fund N/A N/A N/A .85 February 29, 2024
Global Emerging Markets Fund 1.45* N/A 1.30%* 1.10* February 29, 2024
Global Real Estate Securities Fund N/A N/A N/A .94 February 29, 2024
Government & High Quality Bond Fund N/A N/A N/A .53 February 29, 2024
Government Money Market Fund N/A N/A N/A .20** February 29, 2024
High Yield Fund N/A N/A N/A .61 February 29, 2024
Inflation Protection Fund N/A N/A .85
N/A
February 28, 2023
International Fund I N/A N/A N/A .79 February 29, 2024
LargeCap S&P 500 Index Fund
N/A 1.30%
N/A
N/A
February 29, 2024
MidCap Growth Fund
N/A N/A
N/A
.75
February 29, 2024
MidCap Value Fund I
1.15*** N/A
N/A
.69
February 29, 2024
Money Market Fund
.50 N/A
N/A
N/A
February 29, 2024
Principal LifeTime 2010 Fund
.38 N/A
N/A
N/A
February 29, 2024
Principal LifeTime 2030 Fund
.38
N/A N/A
N/A
February 28, 2023
Principal LifeTime 2040 Fund .38 N/A N/A
N/A
February 29, 2024
Principal LifeTime 2050 Fund .38 N/A N/A
N/A
February 29, 2024
Principal LifeTime 2060 Fund N/A N/A .38
N/A
February 29, 2024
Principal LifeTime 2065 Fund N/A N/A N/A
.08
February 28, 2023
Principal LifeTime 2070 Fund N/A N/A .30^
.05^
February 28, 2025
Principal LifeTime Hybrid 2015 Fund
N/A
N/A
.30*** .05
February 29, 2024
Principal LifeTime Hybrid 2020 Fund
N/A
N/A
N/A .05
February 29, 2024
Principal LifeTime Hybrid 2025 Fund N/A N/A N/A .05 February 29, 2024
Principal LifeTime Hybrid 2030 Fund N/A N/A N/A .05 February 29, 2024
Principal LifeTime Hybrid 2035 Fund N/A N/A N/A .05 February 29, 2024
Principal LifeTime Hybrid 2040 Fund N/A N/A N/A .05 February 29, 2024
Principal LifeTime Hybrid 2045 Fund N/A N/A .30*** .05 February 29, 2024
Principal LifeTime Hybrid 2050 Fund N/A N/A .30*** .05 February 29, 2024
Principal LifeTime Hybrid 2055 Fund N/A N/A .30 .05 February 29, 2024
Principal LifeTime Hybrid 2060 Fund N/A N/A .30 .05 February 29, 2024
Principal LifeTime Hybrid 2065 Fund N/A N/A .30 .05 February 29, 2024
Principal LifeTime Hybrid 2070 Fund N/A N/A .30^ .05^ February 28, 2025
Principal LifeTime Hybrid Income Fund N/A N/A .30*** .05 February 29, 2024
Principal LifeTime Strategic Income Fund .38 N/A N/A N/A February 29, 2024
Real Estate Securities Fund N/A N/A N/A .86 February 29, 2024
Short-Term Income Fund
N/A
N/A N/A
.43
February 28, 2023
SmallCap Fund
N/A
N/A N/A
.85
February 29, 2024
SmallCap S&P 600 Index Fund N/A
N/A
N/A
.21
February 29, 2024
SmallCap Value Fund II N/A
N/A
1.30***
.96
February 29, 2024
Tax-Exempt Bond Fund N/A
1.60*** N/A .45
February 29, 2024
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

^ From March 1, 2023 (date operations commenced) to April 30, 2023.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
* From December 12, 2022 (date operations commenced) to April 30, 2023
^ From March 1, 2023 (date operations commenced) to April 30, 2023.
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
^Prior to January 1, 2023, the contractual expense reduction was 0.035%
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through
February 29, 2024. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Period from November 1, 2022 through April 30, 2023
R-1 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% .98% .79% .67% February 29, 2024
Principal LifeTime 2065 Fund .93 .62 .43 .31
February 28, 2023
Principal LifeTime 2070 Fund .93^ .62^ .43^ .31^
February 28, 2025
Short-Term Income Fund N/A N/A .79 N/A
February 28, 2023
Period from November 1, 2022 through April 30, 2023
R-6 Expiration
Diversified Income Fund .02%
February 29, 2024
Diversified International Fund .04
February 28, 2023
Global Emerging Markets Fund .04
February 29, 2024
Government Money Market Fund .00* February 29, 2024
International Fund I .04
February 29, 2024
MidCap Fund .02
February 28, 2023
Principal LifeTime Hybrid 2015 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2020 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2025 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2030 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2035 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2040 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2045 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2050 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2055 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2060 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2065 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2070 Fund .02^
February 28, 2025
Principal LifeTime Hybrid Income Fund .02
February 29, 2024
SmallCap Fund .02
February 29, 2024
SmallCap Growth Fund I .01
February 29, 2024
SmallCap Value Fund II .02
February 28, 2023
Expiration
Core Plus Bond Fund .060%
February 28, 2023
Diversified Income Fund .040
February 28, 2023
High Income Fund .015
February 29, 2024
LargeCap Growth Fund I .016
February 29, 2024
LargeCap Value Fund III .065
February 29, 2024
MidCap Growth Fund III .020
February 29, 2024
MidCap Value Fund I .020 February 29, 2024
Overseas Fund .020^ February 29, 2024
SmallCap Growth Fund I .020 February 29, 2024
SmallCap Value Fund II .020 February 29, 2024
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively, except the following classes of shares:
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed
.13% for Class J shares. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 29, 2024.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is
1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed
Income Fund, Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond
Fund, Diversified Income Fund, Finisterre Emerging Markets Total Return Bond Fund, High Yield Fund, Principal LifeTime 2010 Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio,
and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2023, were as follows (amounts in thousands):
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
Class A Class C Class J
California Municipal Fund $ 14 $ 1 $ N/A
Core Fixed Income Fund 16 1 3
Core Plus Bond Fund 13 N/A 1
Diversified Income Fund 34 2 N/A
Diversified International Fund 40 N/A 1
Equity Income Fund 110 5 2
Global Emerging Markets Fund 26 N/A N/A
Global Real Estate Securities Fund 6 N/A N/A
Government & High Quality Bond Fund 12 N/A N/A
High Yield Fund 17 1 N/A
Inflation Protection Fund N/A N/A 1
LargeCap Growth Fund I 53 N/A 3
LargeCap S&P 500 Index Fund 90 1 21
MidCap Fund 110 N/A 4
MidCap Growth Fund N/A N/A 1
MidCap S&P 400 Index Fund N/A N/A 6
MidCap Value Fund I 29 N/A 2
Money Market Fund 33 N/A 112
Principal Capital Appreciation Fund 70 N/A N/A
Principal LifeTime 2010 Fund 3 N/A 3
Principal LifeTime 2020 Fund 16 N/A 14
Principal LifeTime 2030 Fund 100 N/A 6
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At April 30, 2023, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Class A Class C Class J
Principal LifeTime 2040 Fund $ 110 $ N/A $ 6
Principal LifeTime 2050 Fund 168 N/A 4
Principal LifeTime Hybrid 2015 Fund N/A N/A 26
Principal LifeTime Hybrid 2020 Fund N/A N/A 36
Principal LifeTime Hybrid 2025 Fund N/A N/A 80
Principal LifeTime Hybrid 2030 Fund N/A N/A 89
Principal LifeTime Hybrid 2035 Fund N/A N/A 49
Principal LifeTime Hybrid 2040 Fund N/A N/A 46
Principal LifeTime Hybrid 2045 Fund N/A N/A 31
Principal LifeTime Hybrid 2050 Fund N/A N/A 28
Principal LifeTime Hybrid 2055 Fund N/A N/A 14
Principal LifeTime Hybrid 2060 Fund N/A N/A 7
Principal LifeTime Hybrid 2065 Fund N/A N/A 3
Principal LifeTime Hybrid Income Fund N/A N/A 16
Principal LifeTime Strategic Income Fund 1 N/A 8
Real Estate Securities Fund 25 1 5
SAM Balanced Portfolio 308 5 126
SAM Conservative Balanced Portfolio 102 2 92
SAM Conservative Growth Portfolio 279 3 57
SAM Flexible Income Portfolio 118 7 105
SAM Strategic Growth Portfolio 261 6 22
Short-Term Income Fund 96 1 3
SmallCap Fund 48 N/A 1
SmallCap S&P 600 Index Fund N/A N/A 5
Tax-Exempt Bond Fund 17 N/A N/A
Class J Institutional R-1 R-3 R-4 R-5 R-6
Core Fixed Income Fund – 96 – – – – 175,316
Core Plus Bond Fund – 301 – – – – N/A
Diversified Income Fund N/A 54 N/A N/A N/A N/A 400
Diversified International Fund – 385 – – – – 838
Equity Income Fund – 59,900 – – – – N/A
Finisterre Emerging Markets Total Return
Bond Fund N/A 102 N/A N/A N/A N/A N/A
Global Emerging Markets Fund – 68 – – – – –
Global Real Estate Securities Fund N/A 703 N/A – – – 6,966
Government & High Quality Bond Fund – 27 – – – – N/A
Government Money Market Fund N/A 10 N/A N/A N/A N/A 45,467
High Income Fund N/A 265,149 N/A N/A N/A N/A N/A
High Yield Fund N/A 620 N/A N/A N/A N/A 15,898
Inflation Protection Fund – 103,364 – – – – N/A
International Fund I N/A – – – – – 12,478
LargeCap Growth Fund I – – – – – – 276,668
LargeCap S&P 500 Index Fund – 1,428 – – – – N/A
LargeCap Value Fund III – 24,957 – – – – N/A
MidCap Fund – 550 – – – – –
MidCap Growth Fund – 113 – – – – N/A
MidCap Growth Fund III – 38,889 – – – – N/A
MidCap Value Fund I – – – – – – 76,997
Overseas Fund N/A 37,844 – 2 – N/A N/A
Principal Capital Appreciation Fund N/A 8,572 – – – – N/A
Principal LifeTime 2010 Fund – 22,749 – – – – N/A
Principal LifeTime 2015 Fund N/A 23,801 – – – – N/A
Principal LifeTime 2020 Fund – 119,935 – – – – N/A
Principal LifeTime 2025 Fund N/A 110,817 – – – – N/A
Principal LifeTime 2030 Fund – 250,189 – – – – N/A
Principal LifeTime 2035 Fund N/A 108,359 – – – – N/A
Principal LifeTime 2040 Fund – 179,358 – – – – N/A
Principal LifeTime 2045 Fund N/A 76,360 – – – – N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Affiliated Brokerage Commissions. With respect to Diversified Income Fund, $3,000 of brokerage commission was paid to SAMI Brokerage
LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal
Financial Group during the period ended April 30, 2023 .
6. Capital Share Transactions
The following table reflects the conversion of R-1 shares into R-3 shares (reflected in the statements of changes in net assets as R-1 shares and dollars redeemed and R-3 dollars sold) for the period ended April 30, 2023 (amounts in thousands).
The following table reflects the conversion of Institutional shares into R-6 shares (reflected in the statements of changes in net assets as
Institutional shares and dollars redeemed and R-6 dollars sold) for the period ended April 30, 2023 (amounts in thousands).
7. Investment Transactions
For the period ended April 30, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class J Institutional R-1 R-3 R-4 R-5 R-6
Principal LifeTime 2050 Fund – 125,566 – – – – N/A
Principal LifeTime 2055 Fund N/A 43,288 – – – – N/A
Principal LifeTime 2060 Fund – 41,638 – – – – N/A
Principal LifeTime 2065 Fund N/A 8,385 – – – – N/A
Principal LifeTime 2070 Fund 1 1 1 1 1 1 N/A
Principal LifeTime Hybrid 2030 Fund – 55 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2040 Fund – 51 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2050 Fund – 5 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2070 Fund 1 1 N/A N/A N/A N/A 1
Principal LifeTime Strategic Income Fund – 20,195 – – – – N/A
Real Estate Securities Fund – 229 – – – 284 16,179
SAM Balanced Portfolio – 40,859 – – – – N/A
SAM Conservative Balanced Portfolio – 15,381 – – – – N/A
SAM Conservative Growth Portfolio – 21,768 – – – – N/A
SAM Flexible Income Portfolio – 10,680 – – – – N/A
SAM Strategic Growth Portfolio – 14,025 – – – – N/A
Short-Term Income Fund – 27,903 – – – – N/A
SmallCap Fund – 221 – – – – 529
SmallCap Growth Fund I – – – – – – 71,652
SmallCap Value Fund II – 179 – – – – 50,276
Tax-Exempt Bond Fund N/A 43 N/A N/A N/A N/A N/A
Shares Dollars
Overseas Fund 2 $ 21
Shares Dollars
Government Money Market Fund 3,031,953 $ 3,031,953
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
California Municipal Fund $ 108,916 $ 110,989 $ — $ —
Core Fixed Income Fund 712,139 395,469 — —
Core Plus Bond Fund 382,000 381,159 — —
Diversified Income Fund 688,603 941,979 — —
Diversified International Fund 1,050,502 964,430 — —
Equity Income Fund 615,678 1,247,671 — —
Finisterre Emerging Markets Total Return Bond Fund 260,015 238,097 — —
Global Emerging Markets Fund 38,693 36,746 — —
Global Real Estate Securities Fund 253,815 439,224 — —
Government & High Quality Bond Fund 238,025 394,887 — —
Government Money Market Fund — — — —
High Income Fund 432,918 421,491 — —
High Yield Fund 226,489 240,384 — —
Inflation Protection Fund 300,054 285,974 21,913 21,968
International Fund I 112,361 123,402 — —
LargeCap Growth Fund I 1,480,352 1,688,532 — —
LargeCap S&P 500 Index Fund 305,994 135,710 — —
LargeCap Value Fund III 795,078 701,578 — —
MidCap Fund 545,950 1,938,306 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

For the period ended April 30, 2023, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
MidCap Growth Fund $ 182,156 $ 193,949 $ — $ —
MidCap Growth Fund III 193,807 230,378 — —
MidCap S&P 400 Index Fund 117,792 87,250 — —
MidCap Value Fund I 886,731 767,708 — —
Money Market Fund — — — —
Overseas Fund 644,577 629,160 — —
Principal Capital Appreciation Fund 701,286 778,270 — —
Principal LifeTime 2010 Fund 34,580 63,285 — —
Principal LifeTime 2015 Fund 19,523 30,634 — —
Principal LifeTime 2020 Fund 158,042 277,890 — —
Principal LifeTime 2025 Fund 123,702 128,30 9 — —
Principal LifeTime 2030 Fund 314,186 275,940 — —
Principal LifeTime 2035 Fund 172,926 84,197 — —
Principal LifeTime 2040 Fund 302,970 180,591 — —
Principal LifeTime 2045 Fund 145,077 49,347 — —
Principal LifeTime 2050 Fund 215,391 88,759 — —
Principal LifeTime 2055 Fund 105,866 24,844 — —
Principal LifeTime 2060 Fund 109,251 25,761 — —
Principal LifeTime 2065 Fund 30,656 4,302 — —
Principal LifeTime 2070 Fund 245 172 — —
Principal LifeTime Hybrid 2015 Fund 43,847 9,436 — —
Principal LifeTime Hybrid 2020 Fund 56,047 28,725 — —
Principal LifeTime Hybrid 2025 Fund 108,763 19,515 — —
Principal LifeTime Hybrid 2030 Fund 85,212 18,872 — —
Principal LifeTime Hybrid 2035 Fund 64,833 14,148 — —
Principal LifeTime Hybrid 2040 Fund 77,184 10,666 — —
Principal LifeTime Hybrid 2045 Fund 46,600 10,381 — —
Principal LifeTime Hybrid 2050 Fund 39,126 5,859 — —
Principal LifeTime Hybrid 2055 Fund 28,616 1,537 — —
Principal LifeTime Hybrid 2060 Fund 15,740 810 — —
Principal LifeTime Hybrid 2065 Fund 6,081 666 — —
Principal LifeTime Hybrid 2070 Fund 127 84 — —
Principal LifeTime Hybrid Income Fund 21,458 8,151 — —
Principal LifeTime Strategic Income Fund 29,642 36,233 — —
Real Estate Securities Fund 414,933 644,571 — —
SAM Balanced Portfolio 652,868 727,592 — —
SAM Conservative Balanced Portfolio 263,512 267,491 — —
SAM Conservative Growth Portfolio 462,327 528,760 — —
SAM Flexible Income Portfolio 281,681 358,276 — —
SAM Strategic Growth Portfolio 343,804 338,827 — —
Short-Term Income Fund 308,094 292,043 — —
SmallCap Fund 176,198 178,752 — —
SmallCap Growth Fund I 505,487 527,903 — —
SmallCap S&P 600 Index Fund 149,717 139,659 — —
SmallCap Value Fund II 320,117 291,151 — —
Tax-Exempt Bond Fund 84,379 136,051 — —
Purchases Sales
Core Fixed Income Fund $ 368,576 $ 120,777
Core Plus Bond Fund 96,523 76,876
Diversified Income Fund 71,119 54,646
Government & High Quality Bond Fund 147,911 192,718
High Yield Fund – 23,849
Inflation Protection Fund 496,051 583,824
Short-Term Income Fund 307,244 419,191
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2023 and October 31,
2022 were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income
Long-Term Capital
Gain Return of Capital Section 1250 Gain
2023 2022 2023 2022 2023 2022 2023 2022 2023 2022
California Municipal Fund $ — $ 85 $ 7,930 $ 15,674 $ — $ — $ — $ — $ — $ —
Core Fixed Income Fund 152,597 258,022 — — — — — — — —
Core Plus Bond Fund 9,219 17,351 — — — 4,507 — — — —
Diversified Income Fund 89,854 178,612 — — — — — 1,668 — —
Diversified International Fund 47,311 222,498 — — — 516,197 — — — —
Equity Income Fund 106,608 237,066 — — 342,218 340,547 — — — —
Finisterre Emerging Markets Total Return
Bond Fund 13,465 38,390 — — — — — — — —
Global Emerging Markets Fund 2,789 3,571 — — — 16,435 — — — —
Global Real Estate Securities Fund 24,691 73,178 — — — 4,119 — — — 7,941
Government & High Quality Bond Fund 9,352 18,236 — — — — — — — —
Government Money Market Fund 67,976 29,419 — — — — — — — —
High Income Fund 113,537 186,071 — — — — — — — —
High Yield Fund 65,542 134,215 — — — — — — — —
Inflation Protection Fund 94,099 70,197 — — — 34,043 — — — —
International Fund I 8,890 8,614 — — — 36,220 — — — —
LargeCap Growth Fund I — 121,022 — — 970,970 1,379,492 — — — —
LargeCap S&P 500 Index Fund 77,780 99,433 — — 74,917 691,436 — — — —
LargeCap Value Fund III 45,101 97,310 — — 209,975 206,314 — — — —
MidCap Fund — 62,421 — — 566,463 1,767,408 — — — —
MidCap Growth Fund — 21,589 — — — 35,429 — — — —
MidCap Growth Fund III — 39,328 — — 21,268 203,601 — — — —
MidCap S&P 400 Index Fund 16,794 38,192 — — 70,017 74,015 — — — —
MidCap Value Fund I 53,384 140,147 — — 199,791 171,145 — — — —
Money Market Fund 19,230 5,958 — — — — — — — —
Overseas Fund 48,156 183,397 — — 102,177 — — — — —
Principal Capital Appreciation Fund 27,304 63,447 — — — 175,561 — — — —
Principal LifeTime 2010 Fund 13,868 21,861 — — 14,869 27,253 — — — —
Principal LifeTime 2015 Fund 7,146 10,375 — — 12,973 17,892 — — — —
Principal LifeTime 2020 Fund 65,991 99,384 — — 173,493 218,144 — — — —
Principal LifeTime 2025 Fund 39,475 52,135 — — 76,395 81,785 — — — —
Principal LifeTime 2030 Fund 108,528 171,242 — — 360,785 364,064 — — — —
Principal LifeTime 2035 Fund 26,546 51,550 — — 83,657 66,718 — — — —
Principal LifeTime 2040 Fund 57,674 139,524 — — 253,536 263,932 — — — —
Principal LifeTime 2045 Fund 15,892 44,827 — — 82,086 43,104 — — — —
Principal LifeTime 2050 Fund 30,894 95,458 — — 190,538 140,429 — — — —
Principal LifeTime 2055 Fund 9,021 25,153 — — 49,901 19,116 — — — —
Principal LifeTime 2060 Fund 8,706 22,440 — — 45,738 14,257 — — — —
Principal LifeTime 2065 Fund 1,221 2,735 — — 5,104 584 — — — —
Principal LifeTime Hybrid 2015 Fund 3,704 3,695 — — 5,048 4,286 — — — —
Principal LifeTime Hybrid 2020 Fund 10,039 13,171 — — 19,874 14,728 — — — —
Principal LifeTime Hybrid 2025 Fund 11,371 13,326 — — 23,346 12,688 — — — —
Principal LifeTime Hybrid 2030 Fund 9,385 14,308 — — 31,518 14,341 — — — —
Principal LifeTime Hybrid 2035 Fund 6,494 10,402 — — 25,925 9,808 — — — —
Principal LifeTime Hybrid 2040 Fund 6,127 10,576 — — 27,572 8,606 — — — —
Principal LifeTime Hybrid 2045 Fund 3,752 6,507 — — 19,714 5,344 — — — —
Principal LifeTime Hybrid 2050 Fund 3,184 5,319 — — 16,574 4,204 — — — —
Principal LifeTime Hybrid 2055 Fund 1,662 2,482 — — 8,236 1,816 — — — —
Principal LifeTime Hybrid 2060 Fund 761 978 — — 3,217 564 — — — —
Principal LifeTime Hybrid 2065 Fund 197 247 — — 740 7 — — — —
Principal LifeTime Hybrid Income Fund 1,991 2,254 — — 2,590 2,465 — — — —
Principal LifeTime Strategic Income Fund 9,063 13,438 — — 7,839 18,825 — — — —
Real Estate Securities Fund 60,023 106,810 — — 53,259 192,760 — — — 32,081
SAM Balanced Portfolio 50,178 122,357 — — 248,600 362,571 — — — —
SAM Conservative Balanced Portfolio 23,468 48,178 — — 40,332 89,557 — — — —
SAM Conservative Growth Portfolio 32,898 65,499 — — 268,810 214,098 — — — —
SAM Flexible Income Portfolio 38,555 88,251 — — — 100,549 — 831 — —
SAM Strategic Growth Portfolio 14,622 35,415 — — 145,696 134,646 — — — —
Short-Term Income Fund 44,208 55,243 — — — 21,032 — — — —
SmallCap Fund 1,601 20,454 — — — 82,471 — — — —
SmallCap Growth Fund I — 100,120 — — 18,193 302,264 — — — —

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2022, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income
Long-Term Capital
Gain Return of Capital Section 1250 Gain
2023 2022 2023 2022 2023 2022 2023 2022 2023 2022
SmallCap S&P 600 Index Fund $ 14,621 $ 34,913 $ — $ — $ 100,547 $ 85,615 $ — $ — $ — $ —
SmallCap Value Fund II 30,276 143,418 — — 85,431 45,873 — — — —
Tax-Exempt Bond Fund — 58 8,993 18,636 — — — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 126 $ — $ (31,779) $ (47,959) $ — $ (79,612)
Core Fixed Income Fund 2,397 — — (100,386) (1,645,178) 327 (1,742,840)
Core Plus Bond Fund 1,194 — — (36,301) (88,647) (318) (124,072)
Diversified Income Fund — — — (686,425) (536,035) (26,854) (1,249,314)
Diversified International Fund 40,420 — — (165,979) (285,877) — (411,436)
Equity Income Fund 25,014 — 342,225 — 3,298,092 — 3,665,331
Finisterre Emerging Markets Total Return
Bond Fund 313 — — (80,668) (72,831) (2,117) (155,303)
Global Emerging Markets Fund 2,203 — — (12,667) (26,497) — (36,961)
Global Real Estate Securities Fund 14,015 — — — (29,235) — (15,220)
Government & High Quality Bond Fund 720 — — (158,640) (125,461) (9) (283,390)
High Income Fund 11,837 — — (328,797) (447,779) (4,511) (769,250)
High Yield Fund 1,246 — — (231,126) (310,258) (8,731) (548,869)
Inflation Protection Fund 84,326 — — (4,474) (196,153) (334) (116,635)
International Fund I 8,249 — — (25,765) (23,973) — (41,489)
LargeCap Growth Fund I — — 970,968 (12,964) 1,795,657 — 2,753,661
LargeCap S&P 500 Index Fund 60,783 — 74,901 — 2,942,947 — 3,078,631
LargeCap Value Fund III 35,250 — 209,972 — 141,402 — 386,624
MidCap Fund — — 566,486 (11,010) 7,028,183 — 7,583,659
MidCap Growth Fund — — — (26,947) 1,368 — (25,579)
MidCap Growth Fund III — — 21,271 (3,217) 132,962 — 151,016
MidCap S&P 400 Index Fund 13,230 — 70,012 — 212,681 — 295,923
MidCap Value Fund I 41,453 — 199,773 — 151,267 — 392,493
Overseas Fund 48,137 — 102,174 — (314,278) — (163,967)
Principal Capital Appreciation Fund 21,117 — — (83,285) 921,173 — 859,005
Principal LifeTime 2010 Fund 7,952 — 14,865 — (43,672) — (20,855)
Principal LifeTime 2015 Fund 4,070 — 12,970 — 3,436 — 20,476
Principal LifeTime 2020 Fund 35,961 — 173,478 — (2,006) — 207,433
Principal LifeTime 2025 Fund 21,776 — 76,385 — 12,058 — 110,219
Principal LifeTime 2030 Fund 64,048 — 360,753 — (13,844) — 410,957
Principal LifeTime 2035 Fund 12,035 — 83,647 — 13,212 — 108,894
Principal LifeTime 2040 Fund 19,630 — 253,513 — 212,397 — 485,540
Principal LifeTime 2045 Fund 3,565 — 82,080 — 14,471 — 100,116
Principal LifeTime 2050 Fund 4,379 — 190,537 — 134,433 — 329,349
Principal LifeTime 2055 Fund 1,337 — 49,899 — (19,491) — 31,745
Principal LifeTime 2060 Fund 1,469 — 45,737 — (41,137) — 6,069
Principal LifeTime 2065 Fund 158 — 5,104 — (13,415) — (8,153)
Principal LifeTime Hybrid 2015 Fund 803 — 5,049 — (15,317) — (9,465)
Principal LifeTime Hybrid 2020 Fund 2,597 — 19,873 — (37,802) — (15,332)
Principal LifeTime Hybrid 2025 Fund 2,284 — 23,345 — (53,215) — (27,586)
Principal LifeTime Hybrid 2030 Fund 1,380 — 31,515 — (51,572) — (18,677)
Principal LifeTime Hybrid 2035 Fund 498 — 25,921 — (39,227) — (12,808)
Principal LifeTime Hybrid 2040 Fund 294 — 27,571 — (31,226) — (3,361)
Principal LifeTime Hybrid 2045 Fund 10 — 19,714 — (21,323) — (1,599)
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2022, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2022, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime Hybrid 2050 Fund $ — $ — $ 16,576 $ — $ (16,450) $ — $ 126
Principal LifeTime Hybrid 2055 Fund — — 8,236 — (10,718) — (2,482)
Principal LifeTime Hybrid 2060 Fund — — 3,217 — (5,290) — (2,073)
Principal LifeTime Hybrid 2065 Fund — — 741 — (1,982) — (1,241)
Principal LifeTime Hybrid Income Fund 477 — 2,590 — (12,815) — (9,748)
Principal LifeTime Strategic Income Fund 5,209 — 7,839 — (40,262) — (27,214)
Real Estate Securities Fund — — 53,239 — 496,615 — 549,854
SAM Balanced Portfolio 3,366 — 248,604 — 94,433 — 346,403
SAM Conservative Balanced Portfolio 1,920 — 40,334 — (56,794) — (14,540)
SAM Conservative Growth Portfolio 10,339 — 268,807 — 173,972 — 453,118
SAM Flexible Income Portfolio — — — (30,207) (196,759) — (226,966)
SAM Strategic Growth Portfolio — — 145,701 — 111,447 — 257,148
Short-Term Income Fund 1,265 — — (23,727) (223,351) — (245,813)
SmallCap Fund 1,051 — — (811) 75,168 — 75,408
SmallCap Growth Fund I — — 18,204 (7,224) (32,067) — (21,087)
SmallCap S&P 600 Index Fund 10,670 — 100,547 — 214,731 — 325,948
SmallCap Value Fund II 25,900 — 85,424 — 777 — 112,101
Tax-Exempt Bond Fund — 186 — (40,035) (67,468) (214) (107,531)
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 20,831 $ 10,948 $ 31,779
Core Fixed Income Fund 41,400 58,986 100,386
Core Plus Bond Fund 20,630 15,671 36,301
Diversified Income Fund 256,335 430,090 686,425
Diversified International Fund 163,629 2,350 165,979*
Finisterre Emerging Markets Total Return Bond Fund 52,182 28,486 80,668
Global Emerging Markets Fund 6,469 6,198 12,667
Government & High Quality Bond Fund 64,604 94,036 158,640
High Income Fund 69,329 259,468 328,797
High Yield Fund 19,018 212,108 231,126
Inflation Protection Fund 4,474 — 4,474
International Fund I 25,765 — 25,765
MidCap Growth Fund 26,099 — 26,099
Principal Capital Appreciation Fund 83,285 — 83,285
SAM Flexible Income Portfolio 11,351 18,856 30,207
Short-Term Income Fund 6,186 17,541 23,727
SmallCap Fund 811 — 811
Tax-Exempt Bond Fund 26,579 13,456 40,035
Utilized
Principal LifeTime Hybrid 2065 Fund $ 86
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to December 31. As of October 31, 2022, the Funds intend to defer late-year ordinary losses as follows (amounts in thousands):.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2022, the Funds recorded reclassifications as follows (amounts in thousands):
Late Year
Ordinary Loss
LargeCap Growth Fund I $ 12,964
MidCap Fund 11,010
MidCap Growth Fund 848
MidCap Growth Fund III 3,217
SmallCap Growth Fund I 7,224
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Equity Income Fund $ (42,708) $ 42,708
Finisterre Emerging Markets Total Return Bond Fund 1 (1)
Global Real Estate Securities Fund (21,413) 21,413
Inflation Protection Fund (250) 250
LargeCap Growth Fund I (126,196) 126,196
LargeCap S&P 500 Index Fund (26,925) 26,925
LargeCap Value Fund III (60,229) 60,229
MidCap Fund (97,263) 97,263
MidCap Growth Fund 160 (160)
MidCap Growth Fund III (11,089) 11,089
MidCap S&P 400 Index Fund (12,150) 12,150
MidCap Value Fund I (27,124) 27,124
Overseas Fund (62,635) 62,635
Principal LifeTime 2010 Fund (4,216) 4,216
Principal LifeTime 2015 Fund (3,290) 3,290
Principal LifeTime 2020 Fund (34,870) 34,870
Principal LifeTime 2025 Fund (10,058) 10,058
Principal LifeTime 2030 Fund (41,864) 41,864
Principal LifeTime 2035 Fund (6,522) 6,522
Principal LifeTime 2040 Fund (21,406) 21,406
Principal LifeTime 2045 Fund (4,912) 4,912
Principal LifeTime 2050 Fund (13,201) 13,201
Principal LifeTime 2055 Fund (2,990) 2,990
Principal LifeTime 2060 Fund (2,383) 2,383
Principal LifeTime 2065 Fund (696) 696
Principal LifeTime Hybrid 2015 Fund (757) 757
Principal LifeTime Hybrid 2020 Fund (2,932) 2,932
Principal LifeTime Hybrid 2025 Fund (2,539) 2,539
Principal LifeTime Hybrid 2030 Fund (2,710) 2,710
Principal LifeTime Hybrid 2035 Fund (1,941) 1,941
Principal LifeTime Hybrid 2040 Fund (1,974) 1,974
Principal LifeTime Hybrid 2045 Fund (1,155) 1,155
Principal LifeTime Hybrid 2050 Fund (1,052) 1,052
Principal LifeTime Hybrid 2055 Fund (517) 517
Principal LifeTime Hybrid 2060 Fund (268) 268
Principal LifeTime Hybrid 2065 Fund (113) 113
Principal LifeTime Hybrid Income Fund (461) 461
Principal LifeTime Strategic Income Fund (2,887) 2,887
Real Estate Securities Fund (2,117) 2,117
SAM Balanced Portfolio (33,960) 33,960
SAM Conservative Balanced Portfolio (8,937) 8,937
SAM Conservative Growth Portfolio (26,483) 26,483
SAM Strategic Growth Portfolio (11,897) 11,897
SmallCap Fund 7 (7)
SmallCap Growth Fund I (16,161) 16,161
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

Federal Income Tax Basis. As of April 30, 2023, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
SmallCap S&P 600 Index Fund $ (15,035) $ 15,035
SmallCap Value Fund II (21,272) 21,272
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund $ 7,011 $ (19,074) $ (12,063) $ 618,921
Core Fixed Income Fund 31,253 (1,180,334) (1,149,081) 11,444,646
Core Plus Bond Fund 4,478 (54,917) (50,439) 771,554
Diversified Income Fund 53,366 (375,009) (321,643) 3,334,055
Diversified International Fund 664,802 (226,568) 438,234 4,359,448
Equity Income Fund 3,854,057 (266,764) 3,587,293 5,423,707
Finisterre Emerging Markets Total Return Bond Fund 15,014 (25,000) (9,986) 431,614
Global Emerging Markets Fund 33,859 (26,125) 7,734 219,804
Global Real Estate Securities Fund 379,386 (197,926) 181,460 2,002,552
Government & High Quality Bond Fund 7,704 (74,537) (66,833) 724,211
Government Money Market Fund — — — 3,361,833
High Income Fund 34,726 (334,783) (300,057) 3,523,983
High Yield Fund 14,461 (233,440) (218,979) 2,434,983
Inflation Protection Fund 4,378 (120,505) (116,127) 1,759,081
International Fund I 48,253 (21,768) 26,485 294,155
LargeCap Growth Fund I 3,243,629 (870,292) 2,373,337 8,134,366
LargeCap S&P 500 Index Fund 3,494,636 (207,085) 3,287,551 2,918,014
LargeCap Value Fund III 327,204 (185,372) 141,832 2,704,340
MidCap Fund 8,697,613 (328,176) 8,369,437 10,302,867
MidCap Growth Fund 21,538 (8,005) 13,533 218,600
MidCap Growth Fund III 254,197 (84,805) 169,392 1,034,640
MidCap S&P 400 Index Fund 343,677 (118,458) 225,219 1,069,773
MidCap Value Fund I 416,209 (280,820) 135,389 3,713,537
Money Market Fund — — — 962,947
Overseas Fund 296,929 (143,402) 153,527 2,122,418
Principal Capital Appreciation Fund 1,277,145 (116,047) 1,161,098 2,155,978
Principal LifeTime 2010 Fund 35,663 (58,029) (22,366) 536,088
Principal LifeTime 2015 Fund 37,224 (23,748) 13,476 257,319
Principal LifeTime 2020 Fund 348,127 (249,723) 98,404 2,524,439
Principal LifeTime 2025 Fund 218,489 (138,300) 80,189 1,498,977
Principal LifeTime 2030 Fund 721,192 (476,684) 244,508 5,040,987
Principal LifeTime 2035 Fund 222,390 (127,501) 94,889 1,589,643
Principal LifeTime 2040 Fund 687,577 (269,324) 418,253 3,717,719
Principal LifeTime 2045 Fund 177,864 (97,967) 79,897 1,253,714
Principal LifeTime 2050 Fund 457,385 (184,192) 273,193 2,481,776
Principal LifeTime 2055 Fund 82,481 (61,528) 20,953 808,913
Principal LifeTime 2060 Fund 57,128 (59,914) (2,786) 790,249
Principal LifeTime 2065 Fund 5,677 (13,193) (7,516) 134,616
Principal LifeTime 2070 Fund 2 — 2 73
Principal LifeTime Hybrid 2015 Fund 9,290 (17,280) (7,990) 211,023
Principal LifeTime Hybrid 2020 Fund 31,396 (49,272) (17,876) 499,620
Principal LifeTime Hybrid 2025 Fund 30,438 (57,987) (27,549) 657,865
Principal LifeTime Hybrid 2030 Fund 37,833 (59,897) (22,064) 635,810
Principal LifeTime Hybrid 2035 Fund 27,155 (42,932) (15,777) 486,835
Principal LifeTime Hybrid 2040 Fund 31,452 (38,935) (7,483) 482,261
Principal LifeTime Hybrid 2045 Fund 18,850 (24,227) (5,377) 313,116
Principal LifeTime Hybrid 2050 Fund 17,433 (20,123) (2,690) 268,055
Principal LifeTime Hybrid 2055 Fund 7,300 (10,758) (3,458) 149,633
Principal LifeTime Hybrid 2060 Fund 3,034 (4,988) (1,954) 70,676
Principal LifeTime Hybrid 2065 Fund 579 (1,674) (1,095) 20,464
Principal LifeTime Hybrid 2070 Fund 1 — 1 44
Principal LifeTime Hybrid Income Fund 3,442 (12,460) (9,018) 113,532
Principal LifeTime Strategic Income Fund 18,551 (44,567) (26,016) 367,508
Real Estate Securities Fund 1,215,707 (429,128) 786,579 4,872,863
SAM Balanced Portfolio 589,126 (236,770) 352,356 3,869,595
SAM Conservative Balanced Portfolio 151,517 (99,891) 51,626 1,651,686
SAM Conservative Growth Portfolio 535,172 (145,171) 390,001 2,477,981
SAM Flexible Income Portfolio 96,715 (146,841) (50,126) 2,536,527
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2023 (unaudited)

9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. Effective May 12, 2023, Principal LifeTime Strategic Income Fund acquired all the assets and assumed all the liabilities of Principal LifeTime 2010 Fund. Effective May 19, 2023, Class C shares of Core Fixed Income Fund,
LargeCap S&P 500 Index Fund, Principal Capital Appreciation Fund, and SmallCap Fund converted into Class A shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
SAM Strategic Growth Portfolio $ 325,833 $ (63,754) $ 262,079 $ 1,666,970
Short-Term Income Fund 9,676 (144,194) (134,518) 3,295,205
SmallCap Fund 227,268 (210,166) 17,102 1,185,084
SmallCap Growth Fund I 375,797 (290,366) 85,431 2,197,511
SmallCap S&P 600 Index Fund 322,056 (171,427) 150,629 975,917
SmallCap Value Fund II 126,443 (161,859) (35,416) 1,172,467
Tax-Exempt Bond Fund 8,265 (26,898) (18,633) 610,475
8. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
Invesco California AMT-Free Municipal Bond
ETF
500 $ 12
iShares California Muni Bond ETF 702 40
$ 52
TOTAL INVESTMENT COMPANIES $ 52
MUNICIPAL BONDS - 102 .90%
Principal
Amount (000's) Value (000's)
California - 98 .42%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,502
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,035
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 883
5.00%, 10/01/2035 5,270 5,452
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 1,900
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,040 1,748
California Community Choice Financing
Authority
4.00%, 08/01/2030 1,500 1,530
4.00%, 08/01/2031 1,245 1,265
4.00%, 02/01/2052
(c)
5,000 5,043
4.00%, 10/01/2052
(c)
5,000 5,032
5.00%, 07/01/2053
(c)
5,950 6,332
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,500 1,390
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,047
5.00%, 10/01/2045 1,000 1,034
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,899
5.00%, 08/15/2034 2,000 2,140
5.00%, 02/01/2035 2,000 2,067
5.00%, 06/01/2041
(c)
10,000 11,423
5.00%, 11/15/2046
(d)
4,500 4,764
5.00%, 11/15/2048 2,785 2,872
California Housing Finance Agency
3.50%, 11/20/2035 9,208 8,719
4.25%, 01/15/2035 8,488 8,584
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(a)
2,638 2,601
California Infrastructure & Economic
Development Bank
3.65%, 01/01/2050
(c),(e)
5,000 4,989
5.00%, 08/01/2036 2,250 2,486
5.00%, 08/01/2037 1,000 1,098
5.00%, 08/01/2038 1,175 1,287
5.00%, 08/01/2039 1,130 1,232
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 3,652
3.95%, 10/01/2045
(c)
5,000 5,000
4.00%, 07/15/2029 11,700 11,392
4.00%, 10/01/2039 2,150 2,070
4.00%, 10/01/2046 1,930 1,678
5.00%, 05/15/2033 1,000 1,063
5.00%, 05/15/2034 1,000 1,059
5.00%, 12/31/2034 7,550 7,936
5.00%, 12/31/2036 8,000 8,305
5.00%, 05/15/2038 2,000 2,070
5.00%, 10/01/2044 1,000 1,021
5.25%, 11/01/2036 3,650 3,693
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2046
(a)
$ 2,000 $ 1,877
5.00%, 05/15/2031
(a)
400 447
5.00%, 05/15/2043
(a)
600 632
5.00%, 05/15/2044
(a)
5,000 5,253
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,935
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,218
3.25%, 12/01/2027
(c)
2,000 1,995
3.70%, 11/01/2042
(c),(e)
5,000 4,994
4.30%, 07/01/2040 3,600 3,637
5.00%, 07/01/2029
(e)
1,000 1,049
5.00%, 07/01/2029
(e)
1,000 1,066
5.00%, 07/01/2030
(e)
2,000 2,004
5.00%, 07/01/2030
(e)
565 606
5.00%, 07/01/2031
(e)
1,000 1,077
5.00%, 07/01/2037
(e)
10,000 10,003
5.00%, 07/01/2039
(e)
10,500 10,717
California Public Finance Authority
5.00%, 11/15/2036
(e)
275 264
5.00%, 11/15/2046
(e)
500 439
5.00%, 11/15/2051
(e)
250 214
5.00%, 11/15/2056
(e)
750 630
California School Finance Authority
5.00%, 07/01/2035
(e)
1,925 1,973
5.00%, 08/01/2038
(e)
1,000 1,022
California State Public Works Board
5.00%, 10/01/2039 4,500 4,587
California State University
5.00%, 11/01/2037 2,000 2,158
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
750 678
4.00%, 09/02/2029 1,000 1,018
4.00%, 07/01/2048 1,800 1,751
5.00%, 10/01/2028 1,875 1,939
5.00%, 11/01/2032
(e)
1,135 1,161
5.00%, 05/15/2034 5,210 5,329
5.00%, 06/01/2034
(e)
375 371
5.00%, 09/02/2034 1,000 1,072
5.00%, 12/01/2036
(e)
5,000 5,061
5.00%, 09/02/2038 3,000 3,125
5.00%, 06/01/2039
(e)
475 461
5.00%, 09/02/2039 945 992
5.00%, 09/02/2039 900 911
5.00%, 09/02/2039 745 775
5.00%, 05/15/2040 3,840 3,885
5.00%, 09/02/2040 1,000 1,038
5.00%, 12/01/2041
(e)
2,725 2,713
5.00%, 09/02/2044 1,425 1,460
5.00%, 12/01/2046
(e)
1,620 1,549
5.00%, 09/02/2048 940 964
5.00%, 09/02/2049 600 614
5.00%, 06/01/2051
(e)
1,950 1,798
5.25%, 12/01/2034 3,500 3,574
5.25%, 12/01/2038
(e)
1,000 1,023
5.25%, 12/01/2043
(e)
3,825 3,801
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 3,074

Schedule of Investments
California Municipal Fund
April 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Financing Authority
6.00%, 05/01/2043 $ 2,050 $ 2,083
6.00%, 05/01/2043 1,550 1,575
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,140
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,250
City of Irvine CA
4.00%, 09/02/2038 1,000 996
5.00%, 09/01/2049 2,000 2,012
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,870
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,097
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 573
5.00%, 05/15/2026 1,000 1,034
5.00%, 05/15/2026 3,085 3,237
5.00%, 05/15/2026 415 439
5.00%, 05/15/2029 1,875 2,063
5.00%, 05/15/2036
(d)
235 269
5.00%, 05/15/2036 5,000 5,362
5.00%, 05/15/2036 1,500 1,531
5.00%, 05/15/2037
(d)
4,225 4,610
5.00%, 05/15/2038 1,155 1,226
5.00%, 05/15/2039
(d)
3,000 3,174
5.00%, 05/15/2042
(d)
3,500 3,599
5.00%, 05/15/2044
(d)
7,790 8,124
5.00%, 05/15/2044
(d)
3,100 3,189
5.00%, 05/15/2044
(d)
550 569
5.00%, 05/15/2048 1,500 1,555
5.25%, 05/15/2048
(d)
2,000 2,079
5.50%, 05/15/2040
(d)
5,000 5,630
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,159
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 1,949
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,048
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 7,815
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,423
5.00%, 07/01/2037 2,000 2,103
CSCDA Community Improvement Authority
5.00%, 01/01/2054
(e)
5,000 4,099
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,069
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 9
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 452
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 5,000 4,717
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,072
5.00%, 06/01/2028 5,000 5,494
5.00%, 06/01/2051 2,000 2,094
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 $ 295 $ 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,013
La Verne Public Financing Authority
7.25%, 09/01/2026 370 371
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,731
5.50%, 11/15/2030 1,010 1,112
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 960 1,136
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,128
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 4,721
Los Angeles Department of Water & Power
5.00%, 07/01/2042
(d)
5,500 6,194
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 2,970
5.25%, 07/01/2042 8,125 8,851
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,513
Metropolitan Water District of Southern
California
5.00%, 07/01/2039 1,000 1,131
5.00%, 07/01/2040 5,000 5,623
5.00%, 10/01/2045 1,410 1,549
Mizuho Floater/Residual Trust
3.90%, 01/01/2040
(c),(e)
2,300 2,300
4.15%, 05/01/2031
(c),(e)
100 100
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,194
M-S-R Energy Authority
6.13%, 11/01/2029 2,045 2,200
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,022
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,127
5.00%, 03/01/2047 1,500 1,564
Nuveen California AMT-Free Quality Municipal
Income Fund
4.31%, 10/01/2047
(c),(e)
14,000 14,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,574
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
4.00%, 08/01/2037
(a)
1,505 1,555
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,068
5.00%, 09/01/2029
(a)
1,000 1,069
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,007
Port of Los Angeles
5.00%, 08/01/2025 1,210 1,257
5.00%, 08/01/2032 1,740 1,784

Schedule of Investments
California Municipal Fund
April 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Poway Unified School District
0.00%, 08/01/2036
(b)
$ 4,000 $ 2,465
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 4,853
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,078
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,311
5.00%, 11/01/2037
(a)
3,660 4,011
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(b)
855 497
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(b)
255 148
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,013
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,586
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,888
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,168
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,341
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,615
5.00%, 07/01/2037 2,300 2,462
San Diego County Regional Airport Authority
4.00%, 07/01/2038 11,145 11,350
5.00%, 07/01/2025 955 984
5.00%, 07/01/2039 2,000 2,190
5.00%, 07/01/2042 5,000 5,145
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,001
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,178
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,142
4.00%, 07/01/2037 2,500 2,572
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,075
5.00%, 05/01/2034 1,000 1,084
5.00%, 05/01/2036 3,000 3,209
5.00%, 05/01/2042 1,500 1,542
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,095
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,001
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,048
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,132
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 $ 680 $ 658
Santa Monica-Malibu Unified School District
4.00%, 08/01/2038 2,975 3,037
4.00%, 08/01/2039 1,510 1,532
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,297
5.00%, 11/01/2029 2,725 2,934
State of California
2.45%, 12/01/2031 35 35
5.00%, 09/01/2028 5,030 5,663
5.00%, 09/01/2034 5,000 5,384
State of California (credit support from Assured
Guaranty Municipal Corp )
5.25%, 08/01/2032
(a)
5,000 6,086
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,524
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,625
5.00%, 06/01/2048 5,000 5,178
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 441
5.00%, 10/01/2037 700 741
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,058
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,014
University of California
4.00%, 05/15/2037 3,365 3,515
5.00%, 05/15/2044 705 715
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,572
$ 580,369
Guam - 1 .54%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,044
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,024
$ 9,068
Puerto Rico - 1 .90%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(b)
136 129
0.00%, 07/01/2033
(b)
526 307
0.00%, 11/01/2043
(b),(c)
1,929 907
4.00%, 07/01/2033 5,500 5,033
4.00%, 07/01/2037 316 275
4.00%, 07/01/2041 429 360
4.00%, 07/01/2046 446 362
5.25%, 07/01/2023 228 229
5.38%, 07/01/2025 456 464
5.63%, 07/01/2027 451 470
5.63%, 07/01/2029 444 469
5.75%, 07/01/2031 431 462
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 1,768 1,769
$ 11,236

Schedule of Investments
California Municipal Fund
April 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virgin Islands - 1 .04%
Matching Fund Special Purpose Securitization
Corp
5.00%, 10/01/2039 $ 6,250 $ 6,133
TOTAL MUNICIPAL BONDS $ 606,806
Total Investments $ 606,858
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.33)%
Notes with interest rates of 3.89% - 3.94% at
April 30, 2023 and contractual maturities of
collateral of 2023-2030.
(f)
$ (25,520) (25,520)
Total Net Investments $ 581,338
Other Assets and Liabilities -  1.42% 8,351
TOTAL NET ASSETS - 100.00% $ 589,689
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $87,977 or 14.92% of net assets.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2023.
Portfolio Summary
Sector Percent
Revenue Bonds 72 .58%
Insured 11 .02%
General Obligation Unlimited 8 .39%
Prerefunded 4 .83%
Special Assessment 2 .56%
Tax-exempt Preferreds 2 .37%
Tax Allocation 0 .55%
Special Tax 0 .34%
Notes 0 .15%
Certificate Participation 0 .11%
Investment Companies 0 .01%
Liability For Floating Rate Notes Issued ( 4 .33 ) %
Other Assets and Liabilities
1 .42%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .46 % Shares Held Value (000's)
Money Market Funds - 3 .46%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
5,670,959 $ 5,671
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
352,409,833 352,410
$ 358,081
TOTAL INVESTMENT COMPANIES $ 358,081
COMMON STOCKS - 0 .21 % Shares Held Value (000's)
Transportation - 0 .21%
Trailer Bridge Inc
(d),(e)
178,279 $ 21,557
TOTAL COMMON STOCKS $ 21,557
BONDS - 52 .54%
Principal
Amount (000's) Value (000's)
Airlines - 0 .57%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(f)
$ 24,121 $ 23,473
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(f)
24,492 23,785
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 5,568 5,340
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,961 6,855
$ 59,453
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 13,538
Automobile Asset Backed Securities - 1 .82%
BMW Vehicle Owner Trust 2022-A
5.34%, 12/26/2024 9,828 9,831
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 3,936 3,918
1.31%, 01/11/2027 18,000 17,059
Ford Credit Auto Owner Trust 2022-B
5.35%, 02/15/2025 13,808 13,809
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Ford Credit Auto Owner Trust 2022-C
5.27%, 04/15/2025 35,306 35,322
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.47%, 03/15/2026 14,000 14,018
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.72%
GM Financial Consumer Automobile Receivables
Trust 2022-3
5.35%, 09/16/2025 18,284 18,282
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
GM Financial Consumer Automobile Receivables
Trust 2022-4
5.40%, 11/17/2025 35,500 35,539
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.65%
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.37%, 03/16/2026 18,000 18,007
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Toyota Auto Receivables 2022-B Owner Trust
5.24%, 01/15/2025 9,775 9,771
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Receivables 2022-C Owner Trust
5.33%, 08/15/2025 $ 13,223 $ 13,223
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.57%
$ 188,779
Automobile Floor Plan Asset Backed Securities - 0 .01%
Ford Credit Floorplan Master Owner Trust A
5.45%, 09/15/2025 500 500
1.00 x 1 Month USD LIBOR + 0.50%
Automobile Manufacturers - 0 .29%
American Honda Finance Corp
0.55%, 07/12/2024 15,000 14,259
2.30%, 09/09/2026 7,000 6,540
4.75%, 01/12/2026 9,000 9,089
$ 29,888
Banks - 9 .51%
Bank of America Corp
0.81%, 10/24/2024
(g)
20,000 19,535
Secured Overnight Financing Rate + 0.73%
2.46%, 10/22/2025
(g)
35,000 33,446
3 Month USD LIBOR + 0.87%
3.19%, 07/23/2030
(g)
8,000 7,129
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 9,782
3.97%, 02/07/2030
(g)
8,000 7,485
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
5.08%, 01/20/2027
(g)
20,000 19,962
Secured Overnight Financing Rate + 1.29%
6.75%, 06/01/2028 2,000 2,175
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 18,000 17,477
1.65%, 01/28/2031 10,000 8,012
2.10%, 10/24/2024 50,000 47,994
2.20%, 08/16/2023 9,500 9,409
2.80%, 05/04/2026 8,000 7,639
3.00%, 10/30/2028 9,000 8,290
Citigroup Inc
0.78%, 10/30/2024
(g)
9,000 8,779
Secured Overnight Financing Rate + 0.69%
2.98%, 11/05/2030
(g)
51,000 44,765
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,380
4.45%, 09/29/2027 8,000 7,817
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,711
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 55,517
3.65%, 01/25/2024 14,000 13,766
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(g)
15,000 12,010
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,032
3.81%, 04/23/2029
(g)
13,000 12,239
CME Term Secured Overnight Financing
Rate 3 Month + 1.16%
4.25%, 10/21/2025 23,500 23,097
JPMorgan Chase & Co
1.05%, 11/19/2026
(g)
9,000 8,109
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(g)
9,000 6,308
Secured Overnight Financing Rate + 1.51%
2.74%, 10/15/2030
(g)
47,000 41,229
Secured Overnight Financing Rate + 1.51%
3.63%, 05/13/2024 15,900 15,684
3.90%, 07/15/2025 8,000 7,882

Schedule of Investments
Core Fixed Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp
2.25%, 04/06/2027 $ 30,000 $ 26,160
2.55%, 10/01/2029 50,000 40,720
Morgan Stanley
0.86%, 10/21/2025
(g)
7,500 6,977
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(g)
10,000 7,895
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(g)
6,250 4,972
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(g)
38,000 32,796
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(g)
12,000 11,576
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 9,609
4.00%, 07/23/2025 5,000 4,928
5.12%, 02/01/2029
(g)
18,000 18,088
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,151
PNC Bank NA
2.70%, 10/22/2029 53,000 45,867
2.95%, 02/23/2025 10,000 9,585
3.10%, 10/25/2027 4,750 4,452
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(g)
15,000 12,346
Secured Overnight Financing Rate + 0.98%
8.49%, 08/01/2023
(h)
19,800 19,704
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(g)
52,000 48,734
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 21,000
3.30%, 05/15/2026 5,000 4,645
Truist Financial Corp
1.27%, 03/02/2027
(g)
5,500 4,875
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(g)
29,000 22,191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,273
3.15%, 04/27/2027 3,800 3,577
3.60%, 09/11/2024 12,000 11,685
3.90%, 04/26/2028 5,000 4,812
4.84%, 02/01/2034
(g)
25,000 23,942
Secured Overnight Financing Rate + 1.60%
US Bank NA/Cincinnati OH
2.80%, 01/27/2025
(i)
7,000 6,715
Wells Fargo & Co
2.41%, 10/30/2025
(g)
32,000 30,616
3 Month USD LIBOR + 0.83%
2.88%, 10/30/2030
(g)
32,000 28,007
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
$ 984,558
Beverages - 0 .54%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 34,000 34,207
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031
(i)
21,000 21,898
$ 56,105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 1 .92%
Amgen Inc
1.65%, 08/15/2028 $ 20,000 $ 17,435
2.20%, 02/21/2027 11,500 10,639
2.45%, 02/21/2030 40,000 34,991
5.25%, 03/02/2033 19,000 19,549
Biogen Inc
2.25%, 05/01/2030 65,000 55,311
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 16,664
2.60%, 10/01/2040 19,000 14,015
3.50%, 02/01/2025 10,000 9,819
3.65%, 03/01/2026 21,000 20,537
$ 198,960
Chemicals - 0 .74%
Air Liquide Finance SA
2.25%, 09/10/2029
(f)
24,000 20,777
Westlake Corp
2.88%, 08/15/2041 15,000 10,186
3.38%, 06/15/2030 4,500 4,000
3.60%, 08/15/2026 43,000 41,349
$ 76,312
Commercial Services - 0 .76%
ERAC USA Finance LLC
4.60%, 05/01/2028
(f),(j)
38,500 38,409
7.00%, 10/15/2037
(f)
13,000 15,469
United Rentals North America Inc
6.00%, 12/15/2029
(f)
24,000 24,357
$ 78,235
Computers - 0 .90%
Apple Inc
1.13%, 05/11/2025 10,000 9,404
2.05%, 09/11/2026 30,000 28,151
2.38%, 02/08/2041 20,000 15,003
2.40%, 05/03/2023 14,650 14,645
3.20%, 05/11/2027 13,000 12,684
3.25%, 02/23/2026 13,000 12,724
$ 92,611
Credit Card Asset Backed Securities - 0 .92%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 41,655
CARDS II Trust
0.60%, 04/15/2027
(f)
55,500 53,012
$ 94,667
Diversified Financial Services - 0 .59%
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 24,174
2.75%, 10/15/2032 8,000 6,344
4.15%, 01/23/2030 19,000 17,623
4.85%, 01/15/2027 1,750 1,719
6.25%, 01/15/2036 10,325 10,876
$ 60,736
Electric - 8 .07%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 17,633
5.40%, 03/15/2053 23,000 24,228
Alabama Power Co
1.45%, 09/15/2030 25,000 20,177
3.13%, 07/15/2051 19,000 13,544
3.45%, 10/01/2049 42,000 31,657
Alliant Energy Finance LLC
1.40%, 03/15/2026
(f)
4,500 4,024
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 10,434
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 15,886
4.05%, 04/15/2025 10,000 9,891

Schedule of Investments
Core Fixed Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Black Hills Corp
2.50%, 06/15/2030 $ 15,000 $ 12,628
3.05%, 10/15/2029 39,500 34,961
3.15%, 01/15/2027 7,500 7,068
4.35%, 05/01/2033 8,000 7,411
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,937
Entergy Corp
2.40%, 06/15/2031 24,000 20,087
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 12,689
3.25%, 04/01/2028 12,000 11,323
4.20%, 09/01/2048 31,000 27,004
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,911
2.88%, 12/04/2051 20,000 14,265
3.15%, 10/01/2049 25,000 18,865
5.05%, 04/01/2028 14,500 15,013
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,032
3.50%, 09/30/2049 66,000 49,092
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,892
Metropolitan Edison Co
4.30%, 01/15/2029
(f)
14,000 13,547
Monongahela Power Co
3.55%, 05/15/2027
(f)
20,000 19,066
Nevada Power Co
2.40%, 05/01/2030 20,500 17,867
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 45,577
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 13,247
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 11,818
2.70%, 11/15/2051 15,000 10,094
2.95%, 04/01/2025 7,000 6,796
3.10%, 09/15/2049 33,500 24,642
4.10%, 11/15/2048 5,000 4,409
5.75%, 03/15/2029 21,000 22,388
PacifiCorp
5.25%, 06/15/2035 5,750 5,974
5.35%, 12/01/2053 18,500 19,260
6.25%, 10/15/2037 2,500 2,824
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 12,396
5.25%, 05/15/2053 47,000 48,954
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,512
3.20%, 03/01/2050 15,000 11,206
Solar Star Funding LLC
3.95%, 06/30/2035
(f)
5,261 4,904
5.38%, 06/30/2035
(f)
18,795 19,137
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 21,990
2.75%, 10/01/2026 10,000 9,350
3.85%, 02/01/2048 12,500 9,650
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,933
3.25%, 05/01/2051 18,000 12,624
4.85%, 12/01/2048 7,000 6,391
Xcel Energy Inc
2.60%, 12/01/2029 32,000 28,371
3.50%, 12/01/2049 24,000 18,428
$ 835,007
Electronics - 0 .41%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 42,885
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .49%
Republic Services Inc
1.75%, 02/15/2032 $ 29,500 $ 23,928
2.30%, 03/01/2030 16,500 14,410
3.20%, 03/15/2025 13,000 12,648
$ 50,986
Food - 0 .19%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 19,941
Gas - 0 .38%
NiSource Inc
2.95%, 09/01/2029 29,000 26,134
3.60%, 05/01/2030 14,000 13,010
$ 39,144
Healthcare - Services - 0 .49%
HCA Inc
4.13%, 06/15/2029 14,000 13,273
5.63%, 09/01/2028 2,000 2,042
7.50%, 11/06/2033 1,950 2,187
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,734
2.88%, 08/15/2029 15,000 13,873
3.50%, 08/15/2039 14,000 12,002
$ 51,111
Insurance - 2 .47%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 30,391
1.85%, 03/12/2030 8,000 6,950
2.50%, 01/15/2051 12,500 8,421
2.85%, 10/15/2050 30,500 21,856
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 28,318
4.50%, 08/15/2028 39,500 38,560
First American Financial Corp
2.40%, 08/15/2031 22,000 17,098
4.00%, 05/15/2030 28,000 25,445
4.60%, 11/15/2024 5,000 4,920
Five Corners Funding Trust
4.42%, 11/15/2023
(f)
49,500 49,165
Prudential Financial Inc
2.10%, 03/10/2030
(i)
23,000 19,855
3.88%, 03/27/2028 4,550 4,440
$ 255,419
Internet - 0 .85%
Amazon.com Inc
2.80%, 08/22/2024 44,000 43,061
2.88%, 05/12/2041 20,000 15,703
4.05%, 08/22/2047 32,650 29,650
$ 88,414
Lodging - 0 .97%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 38,102
3.70%, 01/15/2031 11,000 9,745
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 29,214
Travel + Leisure Co
4.50%, 12/01/2029
(f)
26,500 23,123
$ 100,184
Media - 1 .79%
Comcast Corp
2.65%, 02/01/2030 33,000 29,544
3.30%, 02/01/2027 10,000 9,657
3.95%, 10/15/2025 15,000 14,824
4.25%, 10/15/2030 4,500 4,457
4.65%, 02/15/2033 30,000 30,369
6.45%, 03/15/2037 1,800 2,060

Schedule of Investments
Core Fixed Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Discovery Communications LLC
3.63%, 05/15/2030 $ 9,000 $ 8,012
4.13%, 05/15/2029 22,000 20,355
5.30%, 05/15/2049 13,000 10,629
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,212
6.75%, 06/15/2039 6,000 5,833
7.30%, 07/01/2038 7,750 8,031
Walt Disney Co/The
2.00%, 09/01/2029 28,000 24,486
6.40%, 12/15/2035 8,900 10,284
$ 185,753
Oil & Gas - 1 .02%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,709
3.41%, 02/11/2026 13,000 12,731
3.94%, 09/21/2028 13,000 12,847
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,469
3.80%, 04/15/2024 35,000 34,417
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,609
Nabors Industries Inc
5.10%, 09/15/2023 5,000 4,956
Phillips 66
1.30%, 02/15/2026 11,500 10,501
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,618
$ 105,857
Oil & Gas Services - 0 .31%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(f)
33,000 32,502
Other Asset Backed Securities - 1 .60%
PFS Financing Corp
0.71%, 04/15/2026
(f)
14,000 13,341
0.77%, 08/15/2026
(f)
39,000 36,700
5.35%, 02/15/2026
(f)
24,000 23,943
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Trafigura Securitisation Finance PLC 2021-1
5.48%, 01/15/2025
(f)
37,500 36,545
1.00 x 1 Month USD LIBOR + 0.53%
Verizon Master Trust
1.04%, 01/20/2027 24,000 23,761
5.37%, 07/20/2027 28,000 27,994
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 3,263 3,217
$ 165,501
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(f)
2,000 2,002
6.88%, 07/15/2033
(f)
6,900 7,330
$ 9,332
Pharmaceuticals - 1 .02%
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,019
1.45%, 11/13/2030 10,000 8,203
3.20%, 06/15/2026 13,124 12,783
3.40%, 07/26/2029 8,346 7,985
3.90%, 02/20/2028 10,500 10,431
CVS Health Corp
1.30%, 08/21/2027 14,000 12,276
3.00%, 08/15/2026 17,000 16,213
4.30%, 03/25/2028 5,046 4,984
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp   (continued)
5.05%, 03/25/2048 $ 23,000 $ 21,471
$ 105,365
Pipelines - 1 .54%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,555
4.15%, 07/01/2023 10,000 9,929
4.35%, 10/15/2024 8,000 7,775
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 11,792
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 12,142
NGPL PipeCo LLC
3.25%, 07/15/2031
(f)
15,000 12,750
4.88%, 08/15/2027
(f)
43,000 41,873
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,256
Southeast Supply Header LLC
4.25%, 06/15/2024
(f)
14,650 13,826
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,537
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,340
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,325
7.25%, 08/15/2038 10,000 11,565
$ 159,665
REITs - 8 .34%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 9,827
2.00%, 05/18/2032 14,000 10,796
2.75%, 12/15/2029 14,500 12,574
3.38%, 08/15/2031 30,000 26,311
4.30%, 01/15/2026 9,900 9,675
4.75%, 04/15/2035 14,500 13,803
4.90%, 12/15/2030 4,250 4,188
American Tower Corp
1.88%, 10/15/2030 20,000 16,082
2.10%, 06/15/2030 3,000 2,470
2.40%, 03/15/2025 7,000 6,663
2.75%, 01/15/2027 53,000 49,122
2.95%, 01/15/2051 10,000 6,442
3.38%, 10/15/2026 5,000 4,761
American Tower Trust #1
5.49%, 03/15/2028
(f)
14,000 14,297
CBL & Associates LP - Escrow
0.00%, 12/15/2026
(d),(i),(k)
13,750 —
Crown Castle Inc
2.25%, 01/15/2031 13,000 10,802
2.90%, 04/01/2041 30,000 21,445
3.10%, 11/15/2029 8,000 7,189
4.00%, 11/15/2049 17,000 13,284
4.30%, 02/15/2029 13,000 12,654
5.00%, 01/11/2028 18,000 18,205
CubeSmart LP
2.00%, 02/15/2031 26,000 20,651
3.00%, 02/15/2030 18,000 15,703
4.00%, 11/15/2025 5,000 4,885
4.38%, 02/15/2029 2,000 1,927
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 7,257
3.63%, 01/15/2028 3,500 3,201
3.88%, 05/01/2025 5,000 4,825
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,063
3.00%, 01/15/2030 50,000 44,149
5.25%, 12/15/2032 14,000 14,127

Schedule of Investments
Core Fixed Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Omega Healthcare Investors Inc
3.38%, 02/01/2031 $ 46,000 $ 36,551
3.63%, 10/01/2029 32,000 26,872
4.75%, 01/15/2028 7,000 6,487
5.25%, 01/15/2026 8,000 7,820
Physicians Realty LP
2.63%, 11/01/2031 32,000 25,430
4.30%, 03/15/2027 22,400 21,516
Prologis LP
2.88%, 11/15/2029 12,500 11,247
3.25%, 06/30/2026 5,000 4,820
3.38%, 12/15/2027 25,000 23,897
SBA Tower Trust
1.63%, 05/15/2051
(f)
46,000 40,431
2.33%, 07/15/2052
(f)
10,000 8,712
2.59%, 10/15/2056
(f)
20,500 16,708
2.84%, 01/15/2050
(f)
30,000 28,635
Simon Property Group LP
2.00%, 09/13/2024 32,000 30,595
STORE Capital Corp
2.75%, 11/18/2030 18,500 13,787
4.63%, 03/15/2029 33,500 29,756
Ventas Realty LP
3.00%, 01/15/2030 8,000 6,941
3.85%, 04/01/2027 21,000 19,979
Welltower OP LLC
2.70%, 02/15/2027 12,000 10,981
2.75%, 01/15/2031 7,000 5,872
3.10%, 01/15/2030 23,000 20,227
4.13%, 03/15/2029 6,000 5,622
4.25%, 04/15/2028 4,000 3,846
4.50%, 01/15/2024 5,000 4,952
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 13,089
WP Carey Inc
2.40%, 02/01/2031 21,000 17,174
3.85%, 07/15/2029 30,000 27,870
$ 863,195
Semiconductors - 0 .39%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,099
2.85%, 04/01/2030 14,000 12,839
3.50%, 04/01/2040 13,000 11,195
$ 40,133
Software - 0 .24%
Oracle Corp
2.95%, 05/15/2025 25,900 24,956
Telecommunications - 1 .52%
Corning Inc
4.75%, 03/15/2042 4,650 4,406
5.45%, 11/15/2079 43,500 40,818
Crown Castle Towers LLC
4.24%, 07/15/2048
(f)
16,000 15,206
Sprint LLC
7.88%, 09/15/2023 7,750 7,813
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(f)
34,500 34,312
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 8,877
2.55%, 02/15/2031 20,000 17,014
3.00%, 02/15/2041 39,000 28,993
$ 157,439
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .69%
Ryder System Inc
2.90%, 12/01/2026 $ 51,000 $ 47,541
3.35%, 09/01/2025 25,000 24,053
$ 71,594
Trucking & Leasing - 0 .97%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(f)
22,000 19,788
1.70%, 06/15/2026
(f)
39,000 35,021
2.70%, 11/01/2024
(f)
28,000 26,881
3.45%, 07/01/2024
(f)
9,000 8,791
5.70%, 02/01/2028
(f)
10,000 10,118
$ 100,599
TOTAL BONDS $ 5,439,324
SENIOR FLOATING RATE INTERESTS
- 0 .08%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .08%
BCP Renaissance Parent LLC
8.40%, 10/31/2026
(l)
$ 8,393 $ 8,309
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 8,309
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 43 .16%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .39%
3.00%, 10/01/2042 $ 4,371 $ 4,029
3.00%, 10/01/2042 4,212 3,883
3.00%, 11/01/2042 4,632 4,270
3.00%, 06/01/2043 4,307 3,970
3.00%, 12/01/2046 7,355 6,759
3.00%, 07/01/2047 5,299 4,852
3.50%, 03/01/2048 8,200 7,778
4.00%, 02/01/2046 5,281 5,152
9.00%, 01/01/2025 1 1
$ 40,694
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 21 .75%
2.00%, 10/01/2050 37,174 31,311
2.00%, 11/01/2050 36,836 31,073
2.00%, 12/01/2050 42,504 35,502
2.00%, 12/01/2050 42,550 35,540
2.50%, 09/01/2050 37,348 32,560
2.50%, 10/01/2050 37,347 32,502
2.50%, 10/01/2050 37,116 32,301
2.50%, 10/01/2050 38,353 33,377
2.50%, 11/01/2050 36,282 31,631
2.50%, 11/01/2050 36,872 32,089
2.50%, 11/01/2050 37,147 32,479
2.50%, 11/01/2050 38,503 33,566
2.50%, 11/01/2050 38,592 33,644
3.00%, 06/01/2042 14,639 13,481
3.00%, 08/01/2049 18,775 17,044
3.00%, 09/01/2049 13,545 12,266
3.00%, 10/01/2049 17,737 16,090
3.00%, 10/01/2049 14,345 13,013
3.00%, 10/01/2049 20,379 18,486
3.00%, 11/01/2049 17,081 15,495
3.00%, 11/01/2049 13,601 12,403
3.00%, 11/01/2049 20,725 18,799
3.00%, 03/01/2050 20,546 18,638
3.00%, 04/01/2050 22,350 20,274
3.00%, 09/01/2050 24,684 22,341
3.00%, 05/01/2052 19,064 17,247
3.50%, 12/01/2040 2,156 2,057
3.50%, 06/01/2045 5,530 5,230
3.50%, 06/01/2046 15,032 14,340
3.50%, 08/01/2047 8,160 7,704
3.50%, 09/01/2047 34,696 32,314
3.50%, 12/01/2047 8,496 8,010

Schedule of Investments
Core Fixed Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 06/01/2049 $ 31,702 $ 29,837
3.50%, 06/01/2049 5,800 5,446
3.50%, 07/01/2049 11,478 10,774
3.50%, 09/01/2049 9,714 9,118
3.50%, 09/01/2049 9,606 9,014
3.50%, 09/01/2049 30,457 28,618
3.50%, 11/01/2049 14,822 14,043
3.50%, 11/01/2049 12,842 12,048
3.50%, 12/01/2049 14,795 13,879
3.50%, 01/01/2050 41,618 39,091
3.50%, 02/01/2050 25,374 23,793
3.50%, 06/01/2050 25,511 23,953
3.50%, 08/01/2050 34,061 31,988
3.50%, 10/01/2050 32,605 30,496
3.50%, 01/01/2051 23,844 22,355
3.50%, 01/01/2051 34,337 32,268
3.50%, 04/01/2052 37,963 35,385
3.50%, 04/01/2052 52,971 49,472
4.00%, 11/01/2043 4,111 4,027
4.00%, 02/01/2044 9,110 8,912
4.00%, 09/01/2045 6,453 6,218
4.00%, 06/01/2046 12,532 12,260
4.00%, 10/01/2047 33,545 32,614
4.00%, 09/01/2048 5,429 5,272
4.00%, 10/01/2048 9,592 9,332
4.00%, 03/01/2049 27,064 26,248
4.00%, 04/01/2049 30,027 29,123
4.00%, 06/01/2049 46,162 44,873
4.00%, 07/01/2049 7,034 6,814
4.00%, 08/01/2049 33,302 32,339
4.00%, 09/01/2049 5,993 5,828
4.00%, 10/01/2049 15,559 15,033
4.00%, 12/01/2049 27,613 26,952
4.00%, 01/01/2050 21,666 20,933
4.00%, 07/01/2050 48,240 46,833
4.00%, 02/01/2052 48,200 46,368
4.00%, 02/01/2052 39,920 38,199
4.00%, 02/01/2052 41,805 40,015
4.00%, 05/01/2052 45,300 43,314
4.00%, 05/01/2052 47,882 45,958
4.00%, 06/01/2052 39,326 37,831
4.50%, 06/01/2046 14,775 14,828
4.50%, 02/01/2049 6,894 6,829
4.50%, 07/01/2052 19,199 18,870
4.50%, 08/01/2052 41,382 40,744
4.50%, 08/01/2052 40,217 39,817
4.50%, 09/01/2052 40,266 39,575
4.50%, 09/01/2052 41,552 41,139
4.50%, 09/01/2052 40,662 40,035
4.50%, 10/01/2052 40,453 39,958
4.50%, 10/01/2052 25,494 25,101
4.50%, 11/01/2052 41,890 41,154
4.50%, 02/01/2053 40,481 39,626
5.00%, 10/01/2052 24,611 24,636
5.00%, 10/01/2052 39,051 39,090
5.00%, 02/01/2053 39,676 39,868
5.00%, 03/01/2053 40,877 40,918
$ 2,251,869
Government National Mortgage Association (GNMA) - 0 .13%
3.00%, 02/20/2046 13,844 12,883
U.S. Treasury - 20 .89%
0.63%, 08/15/2030 40,000 32,828
0.88%, 11/15/2030 40,000 33,387
1.13%, 02/28/2025 40,000 37,887
1.13%, 02/28/2027 40,000 36,502
1.13%, 02/15/2031 45,000 38,224
1.13%, 08/15/2040 55,000 36,554
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.25%, 08/31/2024 $ 40,000 $ 38,319
1.25%, 08/15/2031 45,000 38,053
1.25%, 05/15/2050 65,000 37,890
1.38%, 08/31/2023 40,000 39,512
1.38%, 11/15/2031 45,000 38,261
1.38%, 08/15/2050 65,000 39,104
1.50%, 08/15/2026 40,000 37,308
1.50%, 02/15/2030 40,000 35,297
1.63%, 02/15/2026 40,000 37,727
1.63%, 08/15/2029 40,000 35,878
1.63%, 11/15/2050 60,000 38,562
1.75%, 11/15/2029 40,000 36,133
1.75%, 08/15/2041 50,000 36,369
1.88%, 02/15/2032 45,000 39,770
1.88%, 02/15/2051 55,000 37,638
1.88%, 11/15/2051 55,000 37,473
2.00%, 11/15/2026 40,000 37,814
2.00%, 02/15/2050 55,000 39,028
2.00%, 08/15/2051 55,000 38,713
2.13%, 05/15/2025 40,000 38,494
2.25%, 11/15/2024 40,000 38,753
2.25%, 08/15/2027 40,000 37,925
2.25%, 11/15/2027 40,000 37,830
2.25%, 08/15/2046 50,000 37,834
2.25%, 08/15/2049 50,000 37,646
2.25%, 02/15/2052 50,000 37,311
2.38%, 02/29/2024 40,000 39,183
2.38%, 11/15/2049 40,000 30,939
2.38%, 05/15/2051 50,000 38,447
2.63%, 02/15/2029 40,000 38,117
2.75%, 05/31/2023
(i)
40,000 39,940
2.75%, 11/15/2023 40,000 39,527
2.75%, 02/15/2028 40,000 38,631
2.75%, 08/15/2032 40,000 37,856
2.75%, 08/15/2042 40,000 34,211
2.75%, 08/15/2047 45,000 37,466
2.88%, 08/15/2028 40,000 38,750
2.88%, 05/15/2032 40,000 38,284
2.88%, 05/15/2049 45,000 38,558
2.88%, 05/15/2052 45,000 38,507
3.00%, 09/30/2025 40,000 39,170
3.00%, 11/15/2045 45,000 39,305
3.00%, 08/15/2048 45,000 39,342
3.00%, 08/15/2052 45,000 39,530
3.13%, 11/15/2028 40,000 39,178
3.50%, 02/15/2033 40,000 40,237
3.63%, 02/15/2044 40,000 38,866
3.63%, 02/15/2053 40,000 39,662
3.75%, 11/15/2043 40,000 39,708
4.00%, 11/15/2052 40,000 42,469
4.13%, 11/15/2032 35,000 36,941
$ 2,162,848
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,468,294
Total Investments $ 10,295,565
Other Assets and Liabilities -  0.55% 57,010
TOTAL NET ASSETS - 100.00% $ 10,352,575
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,201 or 0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Core Fixed Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $811,960 or 7.84% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,649 or 0.13% of net assets.
(j) Security purchased on a when-issued basis.
(k) Non-income producing security
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary
Sector Percent
Mortgage Securities 22 .27%
Financial 20 .91%
Government 20 .89%
Utilities 8 .45%
Consumer, Non-cyclical 4 .92%
Asset Backed Securities 4 .35%
Communications 4 .16%
Money Market Funds 3 .46%
Energy 2 .95%
Industrial 2 .86%
Consumer, Cyclical 1 .96%
Technology 1 .53%
Basic Materials 0 .74%
Other Assets and Liabilities
0 .55%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 1,145,729 $ 793,319 $ 352,410
Principal Government Money Market Fund - Institutional Class 4.73% 239,007 379,839 618,846 —
$ 239,007 $ 1,525,568 $ 1,412,165 $ 352,410
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 6,235 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 1,238 — — —
$ 7,473 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 21,557 0.21%
Total $ 21,557 0.21%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .45 % Shares Held Value (000's)
Money Market Funds - 6 .45%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
8,475,087 $ 8,475
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
31,555,508 31,556
$ 40,031
TOTAL INVESTMENT COMPANIES $ 40,031
COMMON STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
3,500 $ —
Oil & Gas - 0 .00%
Mesquite Energy Inc
(d),(e)
407 10
Retail - 0 .02%
Claire's Holdings LLC
(d)
232 110
TOTAL COMMON STOCKS $ 120
PREFERRED STOCKS - 0 .54 % Shares Held Value (000's)
Sovereign - 0 .54%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,342
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,342
BONDS - 50 .37%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .53%
Boeing Co/The
1.95%, 02/01/2024 $ 3,190 $ 3,101
2.20%, 02/04/2026 1,780 1,655
3.75%, 02/01/2050 625 469
4.88%, 05/01/2025 845 844
Bombardier Inc
7.13%, 06/15/2026
(g)
80 80
Lockheed Martin Corp
5.70%, 11/15/2054 455 514
Raytheon Technologies Corp
4.13%, 11/16/2028 1,700 1,677
TransDigm Inc
4.88%, 05/01/2029 205 186
6.25%, 03/15/2026
(g)
40 40
7.50%, 03/15/2027 275 276
Triumph Group Inc
7.75%, 08/15/2025 165 154
9.00%, 03/15/2028
(g)
495 502
$ 9,498
Agriculture - 0 .24%
Cargill Inc
4.88%, 10/10/2025
(g)
865 871
Reynolds American Inc
5.70%, 08/15/2035 635 609
$ 1,480
Airlines - 0 .33%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 62 55
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(g)
75 71
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
715 701
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
525 489
Southwest Airlines Co
5.25%, 05/04/2025 605 607
United Airlines Inc
4.38%, 04/15/2026
(g)
135 129
$ 2,052
Automobile Asset Backed Securities - 4 .86%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 2,531 2,520
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
AmeriCredit Automobile Receivables Trust
2022-2
5.91%, 12/18/2025 $ 1,871 $ 1,873
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 2,600 2,606
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 318 316
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 1,115 1,101
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 534 530
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 37 37
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 464 460
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 1,400 1,401
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 77 77
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 222 221
Ford Credit Auto Owner Trust 2022-C
5.27%, 04/15/2025 2,494 2,495
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 2,050 2,046
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 1,085 1,084
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 214 213
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 905 904
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 1,220 1,217
Hyundai Auto Lease Securitization Trust 2022-B
5.37%, 10/15/2024
(g)
779 779
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 1,350 1,347
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 2,090 2,077
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 169 169
Santander Drive Auto Receivables Trust 2022-6
4.37%, 05/15/2025 1,539 1,535
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 1,404 1,403
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 2,130 2,126
Toyota Auto Receivables 2022-B Owner Trust
5.24%, 01/15/2025 817 817
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 800 772
$ 30,126
Automobile Manufacturers - 0 .59%
Ford Motor Co
3.25%, 02/12/2032 845 655
9.63%, 04/22/2030 40 46

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC
3.38%, 11/13/2025 $ 470 $ 436
General Motors Financial Co Inc
1.20%, 10/15/2024 475 447
1.25%, 01/08/2026 1,100 991
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(g)
1,100 1,109
$ 3,684
Automobile Parts & Equipment - 0 .02%
Dana Inc
5.38%, 11/15/2027 155 146
Banks - 8 .10%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,508
Bank of America Corp
1.66%, 03/11/2027
(h)
1,250 1,130
Secured Overnight Financing Rate + 0.91%
2.48%, 09/21/2036
(h)
2,600 1,987
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(h)
1,635 1,160
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(h)
861 720
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(h)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 750 723
4.20%, 08/26/2024 435 429
4.83%, 07/22/2026
(h)
1,000 990
Secured Overnight Financing Rate + 1.75%
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(h)
875 882
Secured Overnight Financing Rate + 1.61%
Barclays PLC
2.28%, 11/24/2027
(h)
500 447
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(h)
1,100 1,037
Secured Overnight Financing Rate + 2.71%
5.20%, 05/12/2026 500 488
7.75%, 09/15/2023
(f),(h),(i)
505 475
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(g),(h)
800 746
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(h)
1,125 1,082
Secured Overnight Financing Rate + 2.84%
3.20%, 10/21/2026 650 617
3.79%, 03/17/2033
(h)
1,275 1,147
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(h)
1,195 1,209
Secured Overnight Financing Rate + 1.55%
6.27%, 11/17/2033
(h)
1,350 1,459
Secured Overnight Financing Rate + 2.34%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,407
Credit Suisse Group AG
2.19%, 06/05/2026
(g),(h)
750 673
Secured Overnight Financing Rate + 2.04%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(h)
1,700 1,665
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(h)
173 150
Secured Overnight Financing Rate + 1.32%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 $ 1,425 $ 1,406
3.85%, 01/26/2027 2,403 2,326
5.70%, 11/01/2024 315 318
HSBC Holdings PLC
4.25%, 03/14/2024 840 826
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
1,435 1,352
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(h)
630 584
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(h)
2,055 2,044
Secured Overnight Financing Rate + 2.08%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 250 239
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
1,900 1,854
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(h)
4,490 4,016
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(h)
1,140 876
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 2,000 1,956
5.00%, 11/24/2025 995 997
Popular Inc
6.13%, 09/14/2023 145 144
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(h)
1,175 1,118
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(g),(h)
430 407
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(h),(j)
270 269
Secured Overnight Financing Rate + 1.57%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 1,000 995
Truist Financial Corp
5.90%, 10/28/2026
(h)
560 563
Secured Overnight Financing Rate + 1.63%
UBS Group AG
1.36%, 01/30/2027
(g),(h)
460 407
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
4.75%, 05/12/2028
(g),(h)
320 309
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(g),(h)
600 531
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 500 494
4.61%, 04/25/2053
(h)
985 882
Secured Overnight Financing Rate + 2.13%
4.90%, 07/25/2033
(h)
45 44
Secured Overnight Financing Rate + 2.10%
Westpac Banking Corp
4.11%, 07/24/2034
(h)
125 112
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,832
$ 50,205

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 1 .04%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 $ 1,260 $ 1,216
4.60%, 04/15/2048 955 915
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(g)
215 200
Coca-Cola Icecek AS
4.50%, 01/20/2029
(g)
450 397
Constellation Brands Inc
3.70%, 12/06/2026 1,140 1,108
4.75%, 05/09/2032 955 952
PepsiCo Inc
1.95%, 10/21/2031 500 425
3.60%, 02/18/2028 500 493
4.20%, 07/18/2052 140 133
4.45%, 02/15/2033
(j)
600 616
$ 6,455
Biotechnology - 0 .38%
Amgen Inc
5.15%, 03/02/2028 530 543
5.25%, 03/02/2030 490 503
5.60%, 03/02/2043 290 298
CSL Finance PLC
4.75%, 04/27/2052
(g)
1,040 988
$ 2,332
Building Materials - 0 .39%
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
605 530
Cemex SAB de CV
3.88%, 07/11/2031
(g)
350 293
9.13%, 03/14/2028
(f),(g),(h)
525 522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.91%
GCC SAB de CV
3.61%, 04/20/2032
(g)
300 254
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
855 800
$ 2,399
Chemicals - 0 .66%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
590 519
6.50%, 05/15/2026
(g)
150 139
Ecolab Inc
2.70%, 12/15/2051 1,070 719
Element Solutions Inc
3.88%, 09/01/2028
(g)
582 514
MEGlobal Canada ULC
5.88%, 05/18/2030 350 358
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
605 516
Sasol Financing USA LLC
8.75%, 05/03/2029
(g),(k)
1,025 1,028
Sherwin-Williams Co/The
4.25%, 08/08/2025 300 297
$ 4,090
Commercial Mortgage Backed Securities - 1 .27%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 415
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,334
COMM 2013-CCRE6 Mortgage Trust
3.99%, 03/10/2046
(g),(l)
464 343
GS Mortgage Securities Trust 2013-GC16
5.48%, 11/10/2046
(l)
800 781
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,911
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.77%, 04/15/2047
(l),(m)
$ 15,362 $ 35
JPMBB Commercial Mortgage Securities Trust
2014-C24
1.00%, 11/15/2047
(l),(m)
6,759 51
LB-UBS Commercial Mortgage Trust 2005-C3
0.77%, 07/15/2040
(g),(l),(m)
963 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.27%, 08/15/2046
(l),(m)
12,787 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.07%, 06/15/2047
(l),(m)
15,801 63
SREIT Trust 2021-MFP
5.68%, 11/15/2038
(g)
1,000 965
1.00 x 1 Month USD LIBOR + 0.73%
SREIT Trust 2021-MFP2
5.77%, 11/15/2036
(g)
1,000 967
1.00 x 1 Month USD LIBOR + 0.82%
$ 7,865
Commercial Services - 0 .76%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 360
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 300 335
Garda World Security Corp
4.63%, 02/15/2027
(g)
130 119
PayPal Holdings Inc
3.25%, 06/01/2050 900 650
3.90%, 06/01/2027
(j)
800 790
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
320 286
6.25%, 01/15/2028
(g)
315 295
United Rentals North America Inc
3.88%, 02/15/2031 215 189
4.88%, 01/15/2028 404 388
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
695 652
Williams Scotsman International Inc
6.13%, 06/15/2025
(g)
201 200
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
485 424
$ 4,688
Computers - 0 .54%
Apple Inc
4.65%, 02/23/2046 1,000 1,006
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(g)
350 249
6.10%, 07/15/2027 1,220 1,284
NCR Corp
5.13%, 04/15/2029
(g)
595 515
Seagate HDD Cayman
9.63%, 12/01/2032
(g)
259 284
$ 3,338
Consumer Products - 0 .10%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
665 615
Credit Card Asset Backed Securities - 0 .34%
BA Credit Card Trust
0.34%, 05/15/2026 2,185 2,117

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 2 .39%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
$ 355 $ 329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,275 1,143
3.00%, 10/29/2028 1,345 1,171
3.15%, 02/15/2024 2,825 2,760
4.50%, 09/15/2023 1,100 1,093
Air Lease Corp
1.88%, 08/15/2026 1,325 1,177
2.88%, 01/15/2026 1,195 1,116
Ally Financial Inc
5.80%, 05/01/2025 505 501
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
1,850 1,616
Brookfield Finance Inc
4.00%, 04/01/2024 685 672
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
330 314
6.63%, 03/15/2026
(j)
555 530
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(l),(n)
612 546
ILFC E-Capital Trust II
6.80%, 12/21/2065
(g),(l)
155 101
LPL Holdings Inc
4.00%, 03/15/2029
(g)
275 247
Macquarie Airfinance Holdings Ltd
8.38%, 05/01/2028
(g)
335 335
OneMain Finance Corp
3.50%, 01/15/2027 245 209
4.00%, 09/15/2030 120 91
6.63%, 01/15/2028 125 116
6.88%, 03/15/2025 525 514
SLM Corp
3.13%, 11/02/2026 290 254
$ 14,835
Electric - 2 .78%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
400 406
Ameren Illinois Co
3.85%, 09/01/2032 189 180
Avangrid Inc
3.20%, 04/15/2025 1,115 1,070
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
140 120
3.75%, 01/15/2032
(g)
130 109
4.75%, 03/15/2028
(g)
170 161
CMS Energy Corp
3.00%, 05/15/2026 275 262
4.70%, 03/31/2043 110 97
Colbun SA
3.15%, 03/06/2030
(g)
200 176
Commonwealth Edison Co
4.00%, 03/01/2049 405 344
DTE Electric Co
3.65%, 03/01/2052 135 109
3.95%, 03/01/2049 100 85
DTE Energy Co
4.22%, 11/01/2024
(l)
1,000 985
Duke Energy Carolinas LLC
3.55%, 03/15/2052 225 178
3.75%, 06/01/2045 500 412
Edison International
4.70%, 08/15/2025 432 426
Elwood Energy LLC
8.16%, 07/05/2026 31 27
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Enel Chile SA
4.88%, 06/12/2028 $ 405 $ 399
Eversource Energy
5.45%, 03/01/2028 535 555
FirstEnergy Corp
2.25%, 09/01/2030 640 528
Florida Power & Light Co
4.05%, 10/01/2044 615 544
ITC Holdings Corp
4.95%, 09/22/2027
(g)
470 477
Korea Electric Power Corp
5.38%, 04/06/2026
(g)
250 253
Louisville Gas and Electric Co
5.45%, 04/15/2033 309 322
Monongahela Power Co
3.55%, 05/15/2027
(g)
715 682
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 360 367
NextEra Energy Capital Holdings Inc
4.45%, 06/20/2025 400 398
6.05%, 03/01/2025 105 107
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
65 64
NRG Energy Inc
3.88%, 02/15/2032
(g)
610 492
NSTAR Electric Co
4.95%, 09/15/2052 45 45
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 160 158
Oryx Funding Ltd
5.80%, 02/03/2031
(g)
350 339
5.80%, 02/03/2031 200 194
Pacific Gas and Electric Co
1.70%, 11/15/2023 50 49
4.20%, 06/01/2041 535 412
PECO Energy Co
4.38%, 08/15/2052 248 228
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(g)
500 464
Public Service Co of Colorado
4.50%, 06/01/2052 132 123
Public Service Enterprise Group Inc
5.85%, 11/15/2027 450 472
Southern California Edison Co
3.65%, 02/01/2050 810 630
4.20%, 03/01/2029 460 450
4.88%, 03/01/2049 500 469
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 650 633
Tucson Electric Power Co
4.85%, 12/01/2048 100 91
Vistra Corp
7.00%, 12/15/2026
(f),(g),(h)
265 238
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
560 501
WEC Energy Group Inc
4.75%, 01/09/2026 400 401
5.00%, 09/27/2025 574 577
5.15%, 10/01/2027 417 426
$ 17,235
Electrical Components & Equipment - 0 .14%
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
250 254
7.25%, 06/15/2028
(g)
590 606
$ 860

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0 .17%
Imola Merger Corp
4.75%, 05/15/2029
(g)
$ 450 $ 390
Sensata Technologies BV
4.00%, 04/15/2029
(g)
655 592
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
79 68
$ 1,050
Engineering & Construction - 0 .27%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 662
IHS Holding Ltd
6.25%, 11/29/2028
(g)
325 258
Mexico City Airport Trust
4.25%, 10/31/2026
(g)
250 241
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 525
$ 1,686
Entertainment - 0 .59%
Boyne USA Inc
4.75%, 05/15/2029
(g)
550 498
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
350 351
CCM Merger Inc
6.38%, 05/01/2026
(g)
255 249
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(g)
525 506
Cinemark USA Inc
5.25%, 07/15/2028
(g),(j)
600 535
8.75%, 05/01/2025
(g)
165 168
International Game Technology PLC
5.25%, 01/15/2029
(g)
445 427
Warnermedia Holdings Inc
3.76%, 03/15/2027
(g)
375 353
5.05%, 03/15/2042
(g)
505 418
5.14%, 03/15/2052
(g)
205 164
$ 3,669
Environmental Control - 0 .32%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
645 567
Waste Connections Inc
2.20%, 01/15/2032 545 449
4.20%, 01/15/2033 400 384
Waste Management Inc
4.63%, 02/15/2030 600 608
$ 2,008
Food - 1 .66%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 03/15/2029
(g)
490 434
4.63%, 01/15/2027
(g)
280 271
B&G Foods Inc
5.25%, 04/01/2025 135 128
Cencosud SA
4.38%, 07/17/2027
(g)
475 460
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.63%, 01/15/2032
(g)
600 504
4.38%, 02/02/2052
(g)
1,421 1,004
6.50%, 12/01/2052
(g)
335 317
Kraft Heinz Foods Co
3.75%, 04/01/2030 220 209
4.88%, 10/01/2049 1,180 1,095
MARB BondCo PLC
3.95%, 01/29/2031
(j)
325 239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Mars Inc
4.55%, 04/20/2028
(g)
$ 550 $ 555
4.75%, 04/20/2033
(g)
875 885
Nestle Holdings Inc
4.13%, 10/01/2027
(g)
700 701
Pilgrim's Pride Corp
3.50%, 03/01/2032 300 241
4.25%, 04/15/2031 2,580 2,244
Post Holdings Inc
4.50%, 09/15/2031
(g)
520 455
4.63%, 04/15/2030
(g)
70 63
Sysco Corp
3.30%, 07/15/2026 475 458
$ 10,263
Gas - 0 .18%
NiSource Inc
0.95%, 08/15/2025 1,000 918
5.25%, 03/30/2028 180 184
$ 1,102
Healthcare - Products - 0 .15%
Abbott Laboratories
1.40%, 06/30/2030 325 271
Boston Scientific Corp
3.45%, 03/01/2024 344 339
4.55%, 03/01/2039 297 280
4.70%, 03/01/2049 48 45
$ 935
Healthcare - Services - 1 .16%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
295 279
Centene Corp
2.50%, 03/01/2031 500 407
2.63%, 08/01/2031 2,345 1,920
3.00%, 10/15/2030 375 320
3.38%, 02/15/2030 160 141
4.25%, 12/15/2027 405 387
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
720 638
8.00%, 03/15/2026
(g)
130 129
HCA Inc
3.13%, 03/15/2027
(g)
935 878
3.50%, 07/15/2051 470 328
Tenet Healthcare Corp
4.63%, 09/01/2024 220 219
6.13%, 06/15/2030
(g)
505 500
UnitedHealth Group Inc
4.75%, 05/15/2052 715 695
5.88%, 02/15/2053 320 361
$ 7,202
Home Builders - 0 .13%
Beazer Homes USA Inc
6.75%, 03/15/2025 130 129
Forestar Group Inc
3.85%, 05/15/2026
(g)
55 51
5.00%, 03/01/2028
(g)
380 345
Lennar Corp
4.75%, 05/30/2025 300 298
$ 823
Home Equity Asset Backed Securities - 0 .04%
First NLC Trust 2005-1
2.08%, 05/25/2035 177 147
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
2.14%, 03/25/2035 207 114
1.00 x 1 Month USD LIBOR + 1.70%
$ 261

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0 .98%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
$ 580 $ 485
7.00%, 11/15/2025
(g)
225 215
AIA Group Ltd
3.20%, 09/16/2040
(g)
730 547
American International Group Inc
3.90%, 04/01/2026 43 42
Arch Capital Group Ltd
3.64%, 06/30/2050 835 633
Arthur J Gallagher & Co
3.50%, 05/20/2051 810 593
5.50%, 03/02/2033 100 103
Chubb INA Holdings Inc
3.35%, 05/03/2026 619 606
Corebridge Financial Inc
4.40%, 04/05/2052
(g)
555 434
Markel Corp
4.30%, 11/01/2047 350 293
MassMutual Global Funding II
4.15%, 08/26/2025
(g)
1,140 1,121
MetLife Inc
5.00%, 07/15/2052 350 333
Pricoa Global Funding I
3.45%, 09/01/2023
(g),(j)
659 655
$ 6,060
Internet - 0 .48%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(j)
450 374
Amazon.com Inc
3.10%, 05/12/2051 675 510
4.55%, 12/01/2027 500 509
Baidu Inc
4.38%, 05/14/2024 375 372
Meta Platforms Inc
4.45%, 08/15/2052 390 344
Netflix Inc
4.38%, 11/15/2026 100 99
4.88%, 06/15/2030
(g)
295 293
Prosus NV
4.19%, 01/19/2032
(g)
575 489
$ 2,990
Investment Companies - 0 .21%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(j)
610 588
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
580 522
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 165 163
$ 1,273
Iron & Steel - 0 .10%
CSN Resources SA
4.63%, 06/10/2031 300 232
Nucor Corp
3.85%, 04/01/2052 200 163
Vale Overseas Ltd
3.75%, 07/08/2030 280 250
$ 645
Leisure Products & Services - 0 .20%
Life Time Inc
5.75%, 01/15/2026
(g)
665 649
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 80
5.88%, 02/15/2027
(g)
270 255
NCL Finance Ltd
6.13%, 03/15/2028
(g),(j)
325 262
$ 1,246
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .57%
Marriott International Inc/MD
2.75%, 10/15/2033 $ 1,200 $ 974
3.60%, 04/15/2024 695 683
5.00%, 10/15/2027 685 692
Sands China Ltd
3.75%, 08/08/2031 495 408
4.30%, 01/08/2026 350 329
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
285 274
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
200 175
$ 3,535
Machinery - Diversified - 0 .12%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
427 424
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 338
$ 762
Media - 1 .23%
AMC Networks Inc
4.75%, 08/01/2025 701 650
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
1,039 872
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,170 800
3.75%, 02/15/2028 1,490 1,387
4.91%, 07/23/2025 485 481
Comcast Corp
5.50%, 11/15/2032 1,250 1,340
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
130 114
DISH DBS Corp
5.88%, 11/15/2024 190 157
7.38%, 07/01/2028 620 311
DISH Network Corp
11.75%, 11/15/2027
(g)
120 113
Paramount Global
4.75%, 05/15/2025 103 102
Sirius XM Radio Inc
4.00%, 07/15/2028
(g)
695 587
UPC Holding BV
5.50%, 01/15/2028
(g)
560 501
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
210 199
$ 7,614
Mining - 0 .35%
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
360 335
6.13%, 04/01/2029
(g)
190 178
IAMGOLD Corp
5.75%, 10/15/2028
(g)
295 233
Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT
4.75%, 05/15/2025 500 494
New Gold Inc
7.50%, 07/15/2027
(g)
295 285
Novelis Corp
3.25%, 11/15/2026
(g)
80 73
4.75%, 01/30/2030
(g)
483 437
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
130 120
$ 2,155

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0 .06%
Parker-Hannifin Corp
4.25%, 09/15/2027 $ 360 $ 356
Mortgage Backed Securities - 1 .85%
Fannie Mae REMIC Trust 2005-W2
5.22%, 05/25/2035 17 17
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
1.08%, 08/25/2043
(m)
1,474 179
(1.00) x 1 Month USD LIBOR + 6.10%
1.13%, 12/25/2042
(m)
5,399 698
(1.00) x 1 Month USD LIBOR + 6.15%
1.13%, 01/25/2048
(m)
1,950 248
(1.00) x 1 Month USD LIBOR + 6.15%
2.25%, 07/25/2040 20 19
3.00%, 04/25/2027
(m)
643 26
3.00%, 09/25/2050
(m)
2,326 356
3.50%, 09/25/2027
(m)
966 48
3.50%, 11/25/2027
(m)
263 12
3.50%, 05/25/2028
(m)
269 9
4.00%, 04/25/2043
(m)
189 15
Freddie Mac REMICS
1.10%, 10/15/2046
(m)
3,167 308
(1.00) x 1 Month USD LIBOR + 6.05%
1.13%, 06/25/2050
(m)
2,786 362
(1.00) x 1 Month USD LIBOR + 6.15%
1.70%, 05/15/2026
(m)
129 1
(1.00) x 1 Month USD LIBOR + 6.65%
2.00%, 02/15/2036 100 95
3.00%, 05/15/2027
(m)
566 21
3.00%, 10/15/2027
(m)
176 8
3.00%, 02/15/2029
(m)
1,022 38
3.50%, 02/15/2028
(m)
551 25
3.50%, 01/15/2040
(m)
367 8
3.50%, 03/15/2041
(m)
880 49
5.40%, 05/15/2049 2,780 2,712
1.00 x 1 Month USD LIBOR + 0.45%
Ginnie Mae
0.71%, 04/20/2052
(m)
2,817 332
(1.00) x 30 Day Average Secured
Overnight Financing Rate + 5.50%
1.10%, 11/20/2040
(m)
1,395 155
(1.00) x 1 Month USD LIBOR + 6.05%
1.10%, 05/20/2046
(m)
323 42
(1.00) x 1 Month USD LIBOR + 6.05%
1.20%, 08/20/2044
(m)
1,183 138
(1.00) x 1 Month USD LIBOR + 6.15%
1.20%, 03/20/2047
(m)
1,401 181
(1.00) x 1 Month USD LIBOR + 6.15%
1.25%, 10/20/2045
(m)
1,121 150
(1.00) x 1 Month USD LIBOR + 6.20%
1.25%, 08/20/2047
(m)
564 71
(1.00) x 1 Month USD LIBOR + 6.20%
1.25%, 08/20/2047
(m)
4,387 792
(1.00) x 1 Month USD LIBOR + 6.20%
1.25%, 08/20/2047
(m)
1,624 207
(1.00) x 1 Month USD LIBOR + 6.20%
1.25%, 11/20/2047
(m)
805 99
(1.00) x 1 Month USD LIBOR + 6.20%
1.30%, 06/20/2045
(m)
1,557 201
(1.00) x 1 Month USD LIBOR + 6.25%
1.30%, 10/20/2047
(m)
1,333 176
(1.00) x 1 Month USD LIBOR + 6.25%
1.35%, 08/20/2050
(m)
2,918 388
(1.00) x 1 Month USD LIBOR + 6.30%
1.35%, 09/20/2050
(m)
3,092 374
(1.00) x 1 Month USD LIBOR + 6.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
1.35%, 11/20/2050
(m)
$ 1,942 $ 288
(1.00) x 1 Month USD LIBOR + 6.30%
1.35%, 08/20/2051
(m)
1,830 247
(1.00) x 1 Month USD LIBOR + 6.30%
1.65%, 04/20/2041
(m)
569 72
(1.10) x 1 Month USD LIBOR + 7.10%
2.50%, 12/20/2050
(m)
2,813 418
3.00%, 07/20/2050
(m)
680 97
3.00%, 11/20/2050
(m)
2,674 437
3.00%, 11/20/2050
(m)
2,435 358
3.00%, 11/20/2050
(m)
1,626 237
3.50%, 02/20/2040
(m)
123 1
3.50%, 01/20/2043
(m)
2,196 365
3.50%, 10/20/2049
(m)
970 157
4.00%, 03/16/2039
(m)
335 10
4.00%, 09/20/2040
(m)
672 45
4.50%, 05/16/2043
(m)
924 164
$ 11,456
Oil & Gas - 1 .35%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g)
1,045 1,015
Antero Resources Corp
7.63%, 02/01/2029
(g)
703 720
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
370 358
Comstock Resources Inc
5.88%, 01/15/2030
(g)
430 369
Continental Resources Inc/OK
3.80%, 06/01/2024 515 505
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 262
Ecopetrol SA
8.88%, 01/13/2033 975 945
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
375 374
MEG Energy Corp
7.13%, 02/01/2027
(g)
465 477
Occidental Petroleum Corp
5.55%, 03/15/2026 235 237
5.88%, 09/01/2025 1,010 1,021
6.13%, 01/01/2031 270 282
6.63%, 09/01/2030 110 117
Petrobras Global Finance BV
5.50%, 06/10/2051 375 296
Petroleos Mexicanos
6.70%, 02/16/2032 703 541
QatarEnergy
2.25%, 07/12/2031
(g)
275 237
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 215
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(g)
275 245
Tullow Oil PLC
10.25%, 05/15/2026
(g)
200 156
$ 8,372
Oil & Gas Services - 0 .11%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
700 672
Other Asset Backed Securities - 0 .63%
Chase Funding Trust Series 2003-5
5.62%, 07/25/2033 612 577
1.00 x 1 Month USD LIBOR + 0.60%

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Chase Funding Trust Series 2004-1
5.48%, 12/25/2033 $ 16 $ 15
1.00 x 1 Month USD LIBOR + 0.46%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(g)
910 905
Hpefs Equipment Trust 2022-2
3.15%, 09/20/2029
(g)
2,081 2,057
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 381 377
$ 3,931
Packaging & Containers - 0 .31%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
390 367
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 177
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
225 221
8.75%, 04/15/2030
(g)
160 147
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 576 606
Graphic Packaging International LLC
4.13%, 08/15/2024 125 123
LABL Inc
6.75%, 07/15/2026
(g)
185 183
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(g)
125 127
$ 1,951
Pharmaceuticals - 1 .28%
AbbVie Inc
2.60%, 11/21/2024 550 531
4.05%, 11/21/2039 1,000 884
Becton Dickinson & Co
4.69%, 02/13/2028 1,385 1,401
BellRing Brands Inc
7.00%, 03/15/2030
(g)
445 456
Bristol-Myers Squibb Co
4.13%, 06/15/2039 415 389
Cigna Group/The
4.90%, 12/15/2048 165 155
CVS Health Corp
4.30%, 03/25/2028 98 97
4.88%, 07/20/2035 570 559
5.05%, 03/25/2048 260 243
5.13%, 02/21/2030 600 610
Eli Lilly & Co
4.70%, 02/27/2033 440 457
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 262
Viatris Inc
1.65%, 06/22/2025 175 161
Zoetis Inc
3.00%, 09/12/2027 860 818
4.45%, 08/20/2048 1,035 935
$ 7,958
Pipelines - 2 .11%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(g)
550 515
5.75%, 03/01/2027
(g)
415 402
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
670 561
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
760 729
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP
3.75%, 05/15/2030 $ 840 $ 772
4.50%, 04/15/2024 575 569
5.15%, 03/15/2045 1,625 1,416
5.55%, 02/15/2028 1,065 1,086
Enterprise Products Operating LLC
4.20%, 01/31/2050 515 431
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
89 87
7.50%, 06/01/2027
(g)
155 155
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(g)
255 238
2.16%, 03/31/2034
(g)
266 231
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
720 640
5.63%, 02/15/2026
(g)
345 340
Kinder Morgan Inc
1.75%, 11/15/2026 1,235 1,116
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
505 484
NuStar Logistics LP
5.75%, 10/01/2025 150 147
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 450
5.00%, 03/15/2027 275 275
5.75%, 05/15/2024 1,225 1,225
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,215
$ 13,084
REITs - 1 .09%
American Tower Corp
1.30%, 09/15/2025
(j)
445 409
5.50%, 03/15/2028 335 346
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(g)
300 285
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
490 435
3.75%, 09/15/2030
(g)
438 344
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 1,245 1,059
Kimco Realty OP LLC
3.20%, 04/01/2032 515 436
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
598 473
Mid-America Apartments LP
2.88%, 09/15/2051 646 424
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
125 108
5.88%, 10/01/2028
(g)
50 46
7.50%, 06/01/2025
(g)
275 276
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 221
4.13%, 08/15/2030
(g)
1,550 1,382
XHR LP
4.88%, 06/01/2029
(g)
421 366
6.38%, 08/15/2025
(g)
165 163
$ 6,773
Retail - 0 .44%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g),(j)
120 122
Bath & Body Works Inc
5.25%, 02/01/2028 220 211
6.63%, 10/01/2030
(g)
330 317
9.38%, 07/01/2025
(g)
238 255

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(g)
$ 560 $ 490
IRB Holding Corp
7.00%, 06/15/2025
(g)
25 25
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(g)
525 492
Patrick Industries Inc
4.75%, 05/01/2029
(g)
215 187
7.50%, 10/15/2027
(g)
340 334
Walmart Inc
4.50%, 04/15/2053 325 322
$ 2,755
Semiconductors - 0 .34%
Broadcom Inc
3.14%, 11/15/2035
(g)
75 58
3.42%, 04/15/2033
(g)
1,905 1,603
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 129
3.15%, 05/01/2027 140 131
Skyworks Solutions Inc
1.80%, 06/01/2026 235 212
$ 2,133
Software - 1 .61%
Fidelity National Information Services Inc
4.50%, 07/15/2025 1,000 990
Fiserv Inc
3.20%, 07/01/2026 1,000 953
4.40%, 07/01/2049 925 787
Microsoft Corp
2.53%, 06/01/2050 750 532
Open Text Corp
3.88%, 02/15/2028
(g)
200 177
3.88%, 12/01/2029
(g)
395 332
Oracle Corp
2.50%, 04/01/2025 270 258
2.80%, 04/01/2027 525 489
3.95%, 03/25/2051 670 506
6.15%, 11/09/2029 370 393
Salesforce Inc
3.70%, 04/11/2028 505 501
Take-Two Interactive Software Inc
3.55%, 04/14/2025 955 929
4.00%, 04/14/2032 410 386
4.95%, 03/28/2028 250 252
VMware Inc
1.40%, 08/15/2026 1,500 1,339
1.80%, 08/15/2028 1,360 1,159
$ 9,983
Sovereign - 1 .63%
Bahrain Government International Bond
7.75%, 04/18/2035
(g)
550 555
Brazilian Government International Bond
3.88%, 06/12/2030 645 576
CoBank ACB
6.25%, 10/01/2026
(f),(h)
670 631
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 500 369
Dominican Republic International Bond
4.88%, 09/23/2032
(g)
550 473
Hungary Government International Bond
6.13%, 05/22/2028
(g)
550 570
Jamaica Government International Bond
7.88%, 07/28/2045
(j)
300 350
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
4.75%, 03/08/2044 $ 570 $ 496
6.35%, 02/09/2035 450 482
Morocco Government International Bond
5.95%, 03/08/2028
(g)
700 717
Oman Government International Bond
6.25%, 01/25/2031
(g)
270 279
Panama Government International Bond
4.50%, 01/19/2063 200 147
Peruvian Government International Bond
2.78%, 12/01/2060 350 214
Qatar Government International Bond
4.63%, 06/02/2046 300 293
Republic of Poland Government International
Bond
5.50%, 04/04/2053 520 538
Romanian Government International Bond
3.63%, 03/27/2032 290 248
Saudi Government International Bond
4.50%, 10/26/2046 850 762
5.00%, 01/18/2053
(g)
1,050 992
Serbia International Bond
6.25%, 05/26/2028
(g)
225 229
Turkey Government International Bond
9.38%, 01/19/2033 900 907
UAE International Government Bond
3.25%, 10/19/2061
(g)
350 261
$ 10,089
Telecommunications - 1 .79%
AT&T Inc
2.75%, 06/01/2031 315 272
3.50%, 09/15/2053 2,668 1,914
CT Trust
5.13%, 02/03/2032
(g)
550 454
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(g)
400 319
Maxar Technologies Inc
7.75%, 06/15/2027
(g)
490 519
Telecom Italia Capital SA
6.38%, 11/15/2033 85 76
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
235 229
T-Mobile USA Inc
2.40%, 03/15/2029 910 800
2.55%, 02/15/2031 650 553
3.50%, 04/15/2025 715 696
3.50%, 04/15/2031 1,800 1,626
4.95%, 03/15/2028 510 515
Verizon Communications Inc
2.55%, 03/21/2031 1,685 1,435
2.88%, 11/20/2050 220 146
4.27%, 01/15/2036 934 867
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
575 480
VTR Comunicaciones SpA
5.13%, 01/15/2028
(g)
336 186
$ 11,087
Transportation - 0 .34%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 174
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/2034 367 355
Union Pacific Corp
3.50%, 02/14/2053 880 698

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
United Parcel Service Inc
4.88%, 03/03/2033 $ 575 $ 595
XPO Escrow Sub LLC
7.50%, 11/15/2027
(g)
260 266
$ 2,097
Water - 0 .06%
Essential Utilities Inc
2.70%, 04/15/2030 400 348
TOTAL BONDS $ 312,344
SENIOR FLOATING RATE INTERESTS
- 0 .81%
Principal
Amount (000's) Value (000's)
Airlines - 0 .14%
AAdvantage Loyalty IP Ltd
10.00%, 04/20/2028
(o)
$ 510 $ 513
3 Month USD LIBOR + 4.75%
United Airlines Inc
8.77%, 04/21/2028
(o)
374 372
3 Month USD LIBOR + 3.75%
$ 885
Commercial Services - 0 .07%
Garda World Security Corp
9.30%, 10/30/2026
(o)
464 462
1 Month USD LIBOR + 4.25%
Computers - 0 .04%
Virtusa Corp
8.59%, 02/11/2028
(o)
267 266
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .10%
Russell Investments US Institutional Holdco Inc
8.41%, 05/30/2025
(o)
648 630
1 Month USD LIBOR + 3.50%
Entertainment - 0 .02%
Lions Gate Capital Holdings LLC
7.27%, 03/24/2025
(o)
120 118
3 Month USD LIBOR + 2.00%
Lodging - 0 .04%
Fertitta Entertainment LLC/NV
8.76%, 01/13/2029
(o)
254 247
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .11%
CSC Holdings LLC
7.45%, 04/15/2027
(o)
187 165
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.02%, 08/02/2027
(o)
516 495
1 Month USD LIBOR + 5.00%
$ 660
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
14.21%, 11/01/2025
(o)
47 50
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .07%
Valcour Packaging LLC
8.61%, 09/30/2028
(o)
504 410
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0 .13%
Bausch Health Cos Inc
10.24%, 01/27/2027
(o)
674 542
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
8.34%, 05/05/2028
(o)
240 240
1 Month USD LIBOR + 3.50%
$ 782
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0 .08%
IRB Holding Corp
7.86%, 12/15/2027
(o)
$ 504 $ 495
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,005
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 58 .08%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .47%
3.00%, 01/01/2043 $ 1,350 $ 1,244
3.00%, 02/01/2043 640 590
3.00%, 03/01/2043 270 249
4.00%, 02/01/2046 3,057 2,982
4.49%, 01/01/2034 33 32
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
4.50%, 04/01/2031 282 282
4.50%, 04/01/2041 1,772 1,780
5.00%, 06/01/2031 199 202
5.50%, 05/01/2033 22 23
5.50%, 10/01/2033 31 31
5.50%, 12/01/2033 404 413
5.50%, 11/01/2036 334 340
5.50%, 04/01/2038 64 65
5.50%, 08/01/2038 160 167
6.00%, 06/01/2028 1 1
6.00%, 12/01/2031 10 10
6.00%, 12/01/2032 10 10
6.00%, 02/01/2033 78 79
6.00%, 12/01/2033 18 19
6.00%, 10/01/2036 81 84
6.00%, 07/01/2038 363 375
6.50%, 03/01/2029 2 2
6.50%, 05/01/2029 3 3
6.50%, 04/01/2031 1 1
6.50%, 09/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 3 4
6.50%, 04/01/2035 32 35
6.50%, 10/01/2035 23 24
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 8 8
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 3 3
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 34 35
$ 9,100
Federal National Mortgage Association (FNMA) - 0 .22%
3.15%, 10/01/2034 20 19
1.00 x 6 Month USD LIBOR + 1.08%
3.61%, 07/01/2033 254 253
1.00 x 12 Month USD LIBOR + 1.57%
3.98%, 02/01/2036 3 3
1.00 x 12 Month USD LIBOR + 1.61%
3.99%, 08/01/2035 46 45
1.00 x 12 Month USD LIBOR + 1.74%
4.03%, 04/01/2036 15 15
1.00 x 12 Month USD LIBOR + 1.54%
4.26%, 01/01/2033 34 34
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
4.50%, 04/01/2033 56 55
1.00 x 6 Month USD LIBOR + 2.26%
5.00%, 07/01/2044 945 962
$ 1,386

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 25 .93%
1.50%, 12/01/2036 $ 5,334 $ 4,693
2.00%, 12/01/2035 1,548 1,401
2.00%, 03/01/2036 1,887 1,702
2.00%, 07/01/2050 2,259 1,886
2.00%, 01/01/2051 4,665 3,964
2.00%, 02/01/2051 9,465 7,995
2.00%, 03/01/2051 5,362 4,516
2.00%, 03/01/2051 4,083 3,454
2.00%, 11/01/2051 4,555 3,805
2.00%, 12/01/2051 4,573 3,815
2.00%, 12/01/2051 1,524 1,284
2.00%, 04/01/2052 5,693 4,755
2.00%, 05/01/2052 3,344 2,821
2.50%, 04/01/2028 759 729
2.50%, 06/01/2028 52 50
2.50%, 09/01/2029 184 175
2.50%, 06/01/2035 352 328
2.50%, 08/01/2035 1,647 1,540
2.50%, 05/01/2036 367 341
2.50%, 08/01/2050 3,046 2,664
2.50%, 07/01/2051 3,424 2,994
2.50%, 09/01/2051 4,368 3,828
2.50%, 09/01/2051 4,168 3,637
2.50%, 11/01/2051 2,064 1,804
2.50%, 01/01/2052 2,106 1,853
2.50%, 02/01/2052 4,983 4,318
2.50%, 02/01/2052 1,856 1,620
2.50%, 04/01/2052 3,505 3,048
2.50%, 04/01/2052 1,869 1,629
3.00%, 10/01/2029 36 34
3.00%, 09/01/2032 74 71
3.00%, 12/01/2040 111 103
3.00%, 04/01/2043 217 199
3.00%, 05/01/2043 393 362
3.00%, 08/01/2043 1,398 1,287
3.00%, 11/01/2046 2,699 2,477
3.00%, 03/01/2048 2,178 1,983
3.00%, 12/01/2048 64 59
3.00%, 07/01/2050 2,438 2,217
3.00%, 11/01/2050 835 763
3.00%, 07/01/2051 5,743 5,175
3.00%, 04/01/2052 3,487 3,166
3.50%, 02/01/2033 14 14
3.50%, 05/01/2034 781 762
3.50%, 05/01/2037 1,500 1,463
3.50%, 01/01/2041 82 79
3.50%, 01/01/2044 692 660
3.50%, 11/01/2044 1,389 1,322
3.50%, 04/01/2047 85 80
3.50%, 10/01/2047 35 33
3.50%, 11/01/2047 2,348 2,222
3.50%, 03/01/2048 19 18
3.50%, 08/01/2050 5,104 4,840
3.50%, 05/01/2053
(p)
7,000 6,504
4.00%, 02/01/2031 99 96
4.00%, 03/01/2034 306 302
4.00%, 05/01/2047 2,627 2,557
4.00%, 06/01/2048 7 7
4.00%, 05/01/2053
(p)
10,200 9,750
4.50%, 04/01/2024 40 40
4.50%, 06/01/2044 344 343
4.50%, 09/01/2052 892 884
4.50%, 05/01/2053
(p)
7,100 6,941
5.00%, 05/01/2038
(p)
4,800 4,818
5.00%, 06/01/2048 652 662
5.00%, 05/01/2053
(p)
6,500 6,463
5.50%, 07/01/2033 38 39
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 09/01/2033 $ 58 $ 60
5.50%, 05/01/2040 87 88
5.50%, 05/01/2053
(p)
8,035 8,101
6.00%, 02/01/2038 61 63
6.00%, 05/01/2038 28 29
6.00%, 08/01/2038 132 135
6.00%, 08/01/2038 60 61
6.00%, 05/01/2053
(p)
6,000 6,112
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 138 145
6.50%, 07/01/2037 38 39
6.50%, 12/01/2037 107 113
6.50%, 02/01/2038 177 186
6.50%, 09/01/2038 185 197
7.00%, 03/01/2032 12 13
7.50%, 08/01/2032 3 3
$ 160,793
Government National Mortgage Association (GNMA) - 9 .45%
2.00%, 08/20/2050 1,629 1,402
2.00%, 02/20/2051 5,293 4,545
2.00%, 07/20/2051 4,213 3,617
2.00%, 11/20/2051 1,352 1,158
2.50%, 06/20/2050 2,143 1,906
2.50%, 05/20/2051 2,423 2,147
2.50%, 09/20/2051 4,777 4,224
2.50%, 05/01/2053
(p)
2,825 2,496
3.00%, 06/20/2043 1,079 1,008
3.00%, 01/20/2045 402 375
3.00%, 06/20/2046 197 183
3.00%, 07/20/2046 847 786
3.00%, 11/20/2046 1,322 1,226
3.00%, 02/20/2050 891 821
3.00%, 09/20/2051 4,686 4,291
3.50%, 03/15/2042 539 524
3.50%, 04/15/2042 442 429
3.50%, 09/20/2044 52 49
3.50%, 09/20/2047 706 671
3.50%, 06/20/2048 845 804
3.50%, 05/01/2053
(p)
3,000 2,816
4.00%, 01/20/2048 1,838 1,789
4.00%, 05/01/2053
(p)
400 385
4.50%, 06/20/2025 345 338
4.50%, 09/15/2039 185 187
4.50%, 03/15/2040 735 745
4.50%, 05/01/2053
(p)
3,600 3,532
5.00%, 11/15/2033 670 696
5.00%, 06/15/2034 10 11
5.00%, 10/20/2039 50 51
5.00%, 07/20/2040 96 96
5.00%, 02/15/2042 511 529
5.00%, 05/01/2053
(p)
3,000 2,987
5.50%, 10/15/2033 299 308
5.50%, 05/20/2035 26 27
5.50%, 02/15/2038 251 263
5.50%, 05/01/2053
(p)
5,500 5,537
6.00%, 07/20/2028 9 9
6.00%, 11/20/2028 8 8
6.00%, 01/20/2029 9 10
6.00%, 07/20/2029 2 2
6.00%, 08/15/2031 13 13
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 6 6
6.00%, 02/15/2033 17 17
6.00%, 12/15/2033 11 11
6.00%, 05/01/2053
(p)
5,400 5,480

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 03/20/2028 $ 2 $ 2
6.50%, 05/20/2029 2 2
6.50%, 10/15/2032 6 6
6.50%, 12/15/2032 30 31
7.00%, 06/15/2031 4 4
7.00%, 06/15/2032 21 21
8.00%, 01/20/2031 2 2
$ 58,584
U.S. Treasury - 16 .42%
0.50%, 06/30/2027
(q)
6,500 5,732
0.75%, 12/31/2023 450 438
1.25%, 08/15/2031 11,250 9,513
1.38%, 11/15/2031 8,250 7,014
1.63%, 08/15/2029 1,800 1,615
1.75%, 08/15/2041 2,430 1,768
1.88%, 11/15/2051 1,300 886
2.00%, 08/15/2051 13,000 9,150
2.25%, 11/15/2027 7,000 6,620
2.25%, 02/15/2052 7,300 5,447
2.38%, 05/15/2027 18,000 17,182
2.63%, 12/31/2023 6,000 5,910
2.88%, 05/15/2032 5,500 5,264
3.00%, 11/15/2045 4,350 3,800
3.13%, 05/15/2048 9,915 8,858
3.88%, 08/15/2040
(r)
12,220 12,580
$ 101,777
U.S. Treasury Bill - 4 .59%
4.35%, 11/30/2023
(j),(s)
23,725 23,108
4.46%, 05/18/2023
(j),(s)
5,389 5,377
$ 28,485
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 360,125
Total Investments $ 720,967
Other Assets and Liabilities -  (16.27)% (100,906)
TOTAL NET ASSETS - 100.00% $ 620,061
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $31,795 or 5.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $85,091 or 13.72% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $475 or 0.08% of net assets.
(j) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $31,168 or 5.03% of net assets.
(k) Security purchased on a when-issued basis.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,734 or 0.44% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,457 or 0.23% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 40 .19%
Government 23 .18%
Financial 12 .87%
Consumer, Non-cyclical 6 .97%
Money Market Funds 6 .45%
Asset Backed Securities 5 .87%
Industrial 3 .72%
Communications 3 .61%
Energy 3 .58%
Consumer, Cyclical 3 .17%
Utilities 3 .02%
Technology 2 .53%
Basic Materials 1 .11%
Other Assets and Liabilities
( 16 .27 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 190,693 $ 159,137 $ 31,556
Principal Government Money Market Fund - Institutional Class 4.73% 27,887 56,639 84,526 —
$ 27,887 $ 247,332 $ 243,663 $ 31,556
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 216 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 114 — — —
$ 330 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Ultra Note; June 2023 Short 15 $ 1,822 $ (64)
US 2 Year Note; June 2023 Long 37 7,628 73
US 5 Year Note; June 2023 Long 45 4,939 (17)
US Long Bond; June 2023 Long 108 14,219 478
Total $ 470
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.39 N/A (1.00)% Quarterly 06/20/2028 $ 21,600 $ 1,260 $ 45 $ 1,305
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 10,355 (65) (143) (208)
CDX.NA.HY.40 N/A (5.00)% Quarterly 06/20/2028 18,400 (39) (224) (263)
Total $ 1,156 $ (322) $ 834
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11.29% Shares Held Value (000's)
Exchange-Traded Funds - 7.82%
Invesco Preferred ETF 282,144 $ 3,287
iShares Broad USD Investment Grade Corporate
Bond ETF
1,826,575 92,954
iShares Core U.S. Aggregate Bond ETF 135,325 13,527
iShares iBoxx $ Investment Grade Corporate
Bond ETF
20,000 2,199
iShares iBoxx High Yield Corporate Bond ETF 156,950 11,828
iShares JP Morgan USD Emerging Markets Bond
ETF
34,350 2,959
iShares MBS ETF 956,600 90,762
iShares Preferred & Income Securities ETF 1,500 47
Vanguard Intermediate-Term Corporate Bond ETF 233,925 18,843
$ 236,406
Money Market Funds - 3.47%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
6,882,645 6,883
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
98,179,093 98,179
$ 105,062
TOTAL INVESTMENT COMPANIES $ 341,468
COMMON STOCKS - 2.18% Shares Held Value (000's)
Commercial Services - 0.01%
Cengage Learning Holdings II Inc
(d)
34,465 $ 371
Distribution & Wholesale - 0.69%
ATD New Holdings Inc
(d),(e)
385,347 20,809
Iron & Steel - 0.41%
Specialty Steel Holdings, Inc.
(e),(f)
87 12,464
Mining - 0.81%
Arctic Canadian Diamond Co Ltd
(d),(e)
6,589 3,117
Real Alloy Holding Inc
(e)
362 21,228
$ 24,345
Miscellaneous Manufacturers - 0.25%
Utex Industries
(d)
120,675 7,683
Utex Industries - Warrants
(d),(e)
53,725 5
$ 7,688
Semiconductors - 0.00%
Bright Bidco
(d)
14,600 44
Bright Bidco
(d),(f)
10,688 32
$ 76
Software - 0.01%
Skillsoft Corp
(d)
230,831 284
TOTAL COMMON STOCKS $ 66,037
PREFERRED STOCKS - 1.23% Shares Held Value (000's)
Banks - 0.40%
AgriBank FCB 6.88%, 01/01/2024
(g)
33,000 $ 3,300
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 6.63%, 03/01/2033
(h)
6,200 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
Fifth Third Bancorp 6.63%, 12/31/2023
(g)
32,867 805
3 Month USD LIBOR + 3.71%
KeyCorp 6.13%, 12/15/2026
(g)
33,040 743
3 Month USD LIBOR + 3.89%
M&T Bank Corp 5.63%, 12/15/2026
(g)
1,324 31
3 Month USD LIBOR + 4.02%
Morgan Stanley 5.85%, 04/15/2027
(g)
59,100 1,478
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(g)
32,261 843
Northern Trust Corp 4.70%, 01/01/2025
(g),(h)
5,491 124
Regions Financial Corp 5.70%, 05/15/2029
(g)
37,100 858
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(g)
63,900 1,553
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(g)
6,591 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Valley National Bancorp 6.25%, 06/30/2025
(g)
119,410 $ 2,203
3 Month USD LIBOR + 3.85%
$ 12,231
Diversified Financial Services - 0.09%
Affiliated Managers Group Inc 4.75%,
09/30/2060
2,874 57
Affiliated Managers Group Inc 5.88%,
03/30/2059
7,463 189
B Riley Financial Inc 6.75%, 05/31/2024 2,384 59
Capital One Financial Corp 4.80%, 06/01/2025
(g)
18,347 357
Stifel Financial Corp 4.50%, 08/15/2026
(g)
2,339 39
Voya Financial Inc 5.35%, 09/15/2029
(g),(h)
77,215 1,884
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,585
Electric - 0.35%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,620 1,158
3 Month USD LIBOR + 4.01%
CMS Energy Corp 4.20%, 07/15/2026
(g)
4,853 95
CMS Energy Corp 5.88%, 03/01/2079 190,058 4,719
DTE Energy Co 4.38%, 12/01/2081 6,005 130
DTE Energy Co 5.25%, 12/01/2077 35,000 836
Duke Energy Corp 5.75%, 06/15/2024
(g)
5,327 137
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
107,004 2,748
Southern Co/The 5.25%, 12/01/2077
(h)
30,863 770
$ 10,593
Food - 0.03%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(g),(i)
10,000 920
Insurance - 0.03%
Equitable Holdings Inc 5.25%, 12/15/2024
(g)
22,899 491
Prudential Financial Inc 5.95%, 09/01/2062 18,078 463
$ 954
REITs - 0.31%
Hudson Pacific Properties Inc 4.75%, 11/16/2026
(g)
10,173 95
Kimco Realty Corp 5.25%, 05/30/2023
(g)
6,409 147
Prologis Inc 8.54%, 11/13/2026
(g)
77,439 4,410
Public Storage 4.00%, 06/16/2026
(g)
78,000 1,506
Public Storage 4.13%, 08/14/2025
(g)
80,000 1,548
Public Storage 4.63%, 06/17/2025
(g)
15,000 327
Public Storage 5.60%, 03/11/2024
(g)
38,030 974
Vornado Realty Trust 5.25%, 11/24/2025
(g)
27,131 330
$ 9,337
Savings & Loans - 0.00%
Washington Federal Inc 4.88%, 04/15/2026
(g)
577 9
Sovereign - 0.02%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 669
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 37,298
BONDS - 69.74%
Principal
Amount (000's) Value (000's)
Advertising - 0.25%
Clear Channel Outdoor Holdings Inc
7.75%, 04/15/2028
(i)
$ 870 $ 660
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(i)
1,350 1,156
4.63%, 03/15/2030
(i)
2,250 1,900
5.00%, 08/15/2027
(i)
4,225 3,901
$ 7,617

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 0.79%
Boeing Co/The
2.20%, 02/04/2026 $ 3,200 $ 2,975
3.38%, 06/15/2046 934 662
5.81%, 05/01/2050 1,350 1,343
5.93%, 05/01/2060 1,878 1,856
General Dynamics Corp
4.25%, 04/01/2040 1,500 1,400
Northrop Grumman Corp
4.95%, 03/15/2053 2,211 2,185
Raytheon Technologies Corp
5.38%, 02/27/2053 939 987
TransDigm Inc
4.63%, 01/15/2029 700 634
5.50%, 11/15/2027 5,850 5,614
6.25%, 03/15/2026
(i)
4,310 4,330
7.50%, 03/15/2027 1,875 1,884
$ 23,870
Agriculture - 0.17%
Altria Group Inc
3.13%, 06/15/2031 EUR 500 473
5.80%, 02/14/2039 $ 1,450 1,431
BAT International Finance PLC
1.25%, 03/13/2027 EUR 2,600 2,582
Philip Morris International Inc
6.38%, 05/16/2038 $ 600 664
$ 5,150
Airlines - 0.20%
Air Canada
3.88%, 08/15/2026
(i)
2,425 2,245
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(i)
1,250 1,188
British Airways 2021-1 Class A Pass Through
Trust
2.90%, 09/15/2036
(i)
1,048 894
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(i)
1,800 1,677
$ 6,004
Apparel - 0.08%
Hanesbrands Inc
9.00%, 02/15/2031
(h),(i)
2,475 2,533
Automobile Manufacturers - 0.76%
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(i)
260 217
5.13%, 01/19/2028
(i)
756 761
5.20%, 01/17/2025
(i)
833 836
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,950 1,688
3.82%, 11/02/2027 500 448
4.00%, 11/13/2030 5,450 4,673
4.13%, 08/17/2027 2,840 2,606
General Motors Co
5.40%, 10/15/2029 1,121 1,108
General Motors Financial Co Inc
2.70%, 06/10/2031 1,146 919
2.75%, 06/20/2025 2,048 1,943
Hyundai Capital America
5.50%, 03/30/2026
(i)
1,387 1,393
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(i)
1,672 1,685
5.38%, 11/26/2025
(i)
1,634 1,659
Mercedes-Benz Group AG
0.75%, 03/11/2033 EUR 1,200 1,036
Stellantis NV
0.75%, 01/18/2029 500 464
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Volkswagen Group of America Finance LLC
4.35%, 06/08/2027
(i)
$ 1,616 $ 1,592
$ 23,028
Automobile Parts & Equipment - 0.38%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,100 1,113
Clarios Global LP / Clarios US Finance Co
6.75%, 05/15/2028
(i),(j)
$ 1,000 1,004
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(i)
5,530 4,097
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(i)
7,135 5,369
$ 11,583
Banks - 15.27%
ABN AMRO Bank NV
4.80%, 04/18/2026
(i)
2,800 2,720
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(g),(i),(k),(l)
2,600 2,509
USD Swap Rate NY 5 Year + 5.17%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(g),(k),(l)
3,075 2,791
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(g),(i),(k),(l)
275 263
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(g),(k),(l)
2,000 1,910
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander SA
1.72%, 09/14/2027
(k)
600 528
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.13%, 02/08/2028 EUR 1,300 1,287
2.25%, 10/04/2032
(k)
GBP 800 825
Generic Britain 5 Year Government Bond
+ 1.65%
3.89%, 05/24/2024 $ 2,400 2,357
4.75%, 11/12/2026
(g),(k),(l)
5,000 3,892
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
5.29%, 08/18/2027 1,000 996
Bancolombia SA
4.63%, 12/18/2029
(k),(l)
3,231 2,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank Hapoalim BM
3.26%, 01/21/2032
(i),(k),(l)
950 794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank of America Corp
0.98%, 09/25/2025
(k)
2,162 2,021
Secured Overnight Financing Rate + 0.91%
1.78%, 05/04/2027
(k)
EUR 3,000 3,078
3 Month Euro Interbank Offered Rate +
1.20%
2.46%, 10/22/2025
(k)
$ 4,354 4,161
3 Month USD LIBOR + 0.87%
2.68%, 06/19/2041
(k)
2,525 1,791
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042
(k)
1,985 1,528
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(k)
1,559 1,503
Secured Overnight Financing Rate + 1.33%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.85%, 03/08/2037
(k)
$ 3,763 $ 3,256
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.08%, 04/23/2040
(k)
1,953 1,689
3 Month USD LIBOR + 1.32%
4.18%, 11/25/2027 2,445 2,358
4.38%, 01/27/2027
(g),(k)
4,000 3,410
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(k)
842 803
Secured Overnight Financing Rate + 1.83%
6.11%, 01/29/2037 1,850 1,983
6.13%, 04/27/2027
(g),(k)
7,000 6,787
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of Montreal
3.70%, 06/07/2025 1,582 1,540
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(g),(k)
5,588 4,935
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
(g),(k)
4,600 4,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.95%, 04/26/2027
(k)
2,500 2,518
Secured Overnight Financing Rate + 1.03%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(h),(k)
1,500 1,074
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.59%, 05/04/2037
(k)
2,641 2,341
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
8.63%, 10/27/2082
(k)
1,500 1,538
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
4.88%, 11/17/2025 1,910 1,731
5.13%, 06/11/2030 2,049 1,746
Banque Federative du Credit Mutuel SA
2.63%, 11/06/2029 EUR 1,500 1,499
Barclays PLC
3.56%, 09/23/2035
(k)
$ 2,381 1,901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
5.20%, 05/12/2026 1,000 976
7.33%, 11/02/2026
(k)
2,750 2,853
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
8.00%, 06/15/2024
(g),(k),(l)
7,500 6,918
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
1.32%, 01/13/2027
(i),(k)
632 570
Secured Overnight Financing Rate + 1.00%
1.68%, 06/30/2027
(i),(k)
3,879 3,465
Secured Overnight Financing Rate + 0.91%
2.59%, 08/12/2035
(i),(k)
900 695
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.63%, 03/25/2024
(g),(i),(k),(l)
400 381
USD Swap Semi-Annual 5 Year + 4.15%
7.38%, 08/19/2025
(g),(i),(k),(l)
8,000 7,691
USD Swap Semi-Annual 5 Year + 5.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BPCE SA
3.12%, 10/19/2032
(i),(k)
$ 1,800 $ 1,398
Secured Overnight Financing Rate + 1.73%
3.58%, 10/19/2042
(i),(k)
1,200 814
Secured Overnight Financing Rate + 1.95%
CaixaBank SA
2.25%, 04/17/2030
(k)
EUR 1,000 1,023
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.68%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 1,625 1,173
Citigroup Inc
0.50%, 10/08/2027
(k)
EUR 1,400 1,366
3 Month Euro Interbank Offered Rate +
0.96%
1.46%, 06/09/2027
(k)
$ 2,300 2,065
Secured Overnight Financing Rate + 0.77%
2.57%, 06/03/2031
(k)
573 485
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(k)
513 370
Secured Overnight Financing Rate + 1.38%
3.35%, 04/24/2025
(k)
2,000 1,953
CME Term Secured Overnight Financing
Rate 3 Month + 1.16%
3.67%, 07/24/2028
(k)
449 425
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(k)
3,055 2,748
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(g),(k)
8,000 6,830
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(g),(k)
6,500 5,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 3,130 3,058
5.61%, 09/29/2026
(k)
1,690 1,710
Secured Overnight Financing Rate + 1.55%
5.88%, 02/22/2033 2,908 3,007
Citizens Financial Group Inc
2.64%, 09/30/2032 4,534 3,376
5.65%, 10/06/2025
(g),(k)
2,100 1,901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Cooperatieve Rabobank UA
1.00%, 09/24/2026
(i),(k)
5,262 4,734
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
Credit Agricole SA
1.25%, 01/26/2027
(i)
4,054 3,634
Secured Overnight Financing Rate + 1.78%
7.88%, 01/23/2024
(g),(i),(k),(l)
2,000 1,963
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(g),(i),(k),(l)
6,800 6,737
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 1,350 1,257
7.50%, 02/15/2028 873 930
Credit Suisse Group AG
9.02%, 11/15/2033
(i),(k)
330 392
Secured Overnight Financing Rate + 5.02%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S
0.98%, 09/10/2025
(i),(k)
$ 930 $ 867
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.38%, 02/12/2030
(k)
EUR 3,700 3,772
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.70%
3.24%, 12/20/2025
(i),(k)
$ 1,899 1,814
3 Month USD LIBOR + 1.59%
4.38%, 05/18/2026
(g),(k),(l)
3,000 2,548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
7.00%, 06/26/2025
(g),(k),(l)
2,000 1,861
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Deutsche Bank AG/New York NY
2.55%, 01/07/2028
(k)
1,218 1,059
Secured Overnight Financing Rate + 1.32%
6.72%, 01/18/2029
(k)
190 193
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034 2,344 2,193
Secured Overnight Financing Rate + 7.30%
Development Bank of Japan Inc
1.75%, 02/18/2025
(i)
1,920 1,829
DNB Bank ASA
4.88%, 11/12/2024
(g),(k),(l)
5,000 4,663
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Fifth Third Bancorp
8.25%, 03/01/2038 400 462
Fifth Third Bank NA
5.85%, 10/27/2025
(k)
768 763
Secured Overnight Financing Rate + 1.23%
First Horizon Bank
5.75%, 05/01/2030 3,825 3,615
Goldman Sachs Group Inc/The
1.00%, 03/18/2033 EUR 1,000 804
1.54%, 09/10/2027
(k)
$ 1,962 1,739
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(k)
1,653 1,350
Secured Overnight Financing Rate + 1.25%
3.21%, 04/22/2042
(k)
1,460 1,097
Secured Overnight Financing Rate + 1.51%
3.50%, 11/16/2026 2,312 2,205
4.22%, 05/01/2029
(k)
1,325 1,273
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
4.95%, 02/10/2025
(g),(h),(k)
13,020 12,173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 1,050 992
5.50%, 08/10/2024
(g),(k)
1,000 965
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
5.70%, 11/01/2024 1,699 1,714
6.75%, 10/01/2037 4,048 4,430
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(g),(k)
5,300 6,464
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
2.25%, 11/22/2027
(k)
4,850 4,337
Secured Overnight Financing Rate + 1.10%
3.13%, 06/07/2028 EUR 1,100 1,131
3.90%, 05/25/2026 $ 2,500 2,416
4.18%, 12/09/2025
(k)
1,993 1,947
Secured Overnight Financing Rate + 1.51%
4.38%, 11/23/2026 1,500 1,453
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
6.16%, 03/09/2029
(k)
$ 1,604 $ 1,650
Secured Overnight Financing Rate + 1.97%
6.33%, 03/09/2044
(k)
781 823
Secured Overnight Financing Rate + 2.65%
8.11%, 11/03/2033
(k)
1,239 1,398
Secured Overnight Financing Rate + 4.25%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(g),(k)
5,085 4,207
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(g),(k)
5,000 4,460
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(k)
2,080 1,988
Secured Overnight Financing Rate + 1.65%
ING Groep NV
1.40%, 07/01/2026
(i),(k)
3,995 3,660
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.63%, 09/26/2029
(k)
EUR 2,600 2,702
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.25%
6.50%, 04/16/2025
(g),(k),(l)
$ 2,500 2,311
USD Swap Semi-Annual 5 Year + 4.45%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
2,500 2,485
JPMorgan Chase & Co
0.65%, 09/16/2024
(k)
2,775 2,723
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%
1.09%, 03/11/2027
(k)
EUR 2,900 2,944
3 Month Euro Interbank Offered Rate +
0.76%
2.01%, 03/13/2026
(k)
$ 5,866 5,532
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(k)
3,303 2,876
Secured Overnight Financing Rate + 1.02%
2.53%, 11/19/2041
(k)
5,982 4,193
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(k)
722 601
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028
(k)
793 753
3 Month USD LIBOR + 1.38%
3.65%, 06/01/2026
(g),(k)
10,500 9,205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
4.91%, 07/25/2033
(k)
637 633
Secured Overnight Financing Rate + 2.08%
5.72%, 09/14/2033 4,270 4,408
Secured Overnight Financing Rate + 5.16%
6.75%, 02/01/2024
(g),(k)
6,158 6,151
3 Month USD LIBOR + 3.78%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 1,155 1,153
KeyCorp Capital III
7.75%, 07/15/2029 795 791
Lloyds Banking Group PLC
5.87%, 03/06/2029
(k)
753 769
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
7.50%, 06/27/2024
(g),(k),(l)
2,533 2,436
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(g),(k),(l)
300 284
USD Swap Semi-Annual 5 Year + 4.50%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
8.00%, 09/27/2029
(g),(k),(l)
$ 4,500 $ 4,115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(g),(k)
3,000 1,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(g),(k)
2,585 2,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Manufacturers & Traders Trust Co
4.70%, 01/27/2028 555 526
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/2025 267 253
4.79%, 07/18/2025
(k)
1,986 1,968
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
Mizuho Financial Group Inc
2.56%, 09/13/2025
(k)
930 890
Secured Overnight Financing Rate + 1.36%
2.56%, 09/13/2031 2,443 1,949
5.75%, 05/27/2034
(k)
773 796
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.80%
Morgan Stanley
1.16%, 10/21/2025 2,097 1,963
Secured Overnight Financing Rate + 1.12%
1.51%, 07/20/2027
(k)
2,971 2,640
Secured Overnight Financing Rate + 0.86%
2.48%, 09/16/2036
(k)
461 354
Secured Overnight Financing Rate + 1.36%
2.63%, 03/09/2027 GBP 1,000 1,145
3.22%, 04/22/2042
(k)
$ 1,985 1,537
Secured Overnight Financing Rate + 1.49%
3.62%, 04/01/2031
(k)
545 499
Secured Overnight Financing Rate + 3.12%
3.63%, 01/20/2027 4,338 4,176
4.68%, 07/17/2026
(k)
622 617
Secured Overnight Financing Rate + 1.67%
5.30%, 04/20/2037
(k)
1,879 1,790
Secured Overnight Financing Rate + 2.62%
5.95%, 01/19/2038
(k)
3,000 3,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
National Australia Bank Ltd/New York
2.50%, 07/12/2026
(h)
1,450 1,367
National Bank of Canada
0.55%, 11/15/2024
(k)
1,887 1,837
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.40%
NatWest Group PLC
1.64%, 06/14/2027
(k)
1,419 1,262
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.11%, 11/28/2031
(k)
GBP 700 752
Generic Britain 5 Year Government Bond
+ 1.75%
3.03%, 11/28/2035
(k)
$ 4,411 3,458
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.62%, 08/14/2030
(k)
GBP 900 1,062
Generic Britain 5 Year Government Bond
+ 3.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 $ 977
5.38%, 09/22/2027
(i)
$ 1,170 1,182
6.63%, 03/26/2026
(g),(h),(k),(l)
1,000 936
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
OTP Bank Nyrt
7.35%, 03/04/2026
(k)
EUR 1,500 1,659
3 Month Euro Interbank Offered Rate +
4.52%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(g),(k)
$ 5,000 3,825
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(g),(k)
2,000 1,855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(g),(h),(k)
500 471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(g),(k)
1,800 1,650
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(g),(h),(k)
2,425 2,292
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,901 2,042
Royal Bank of Canada
0.65%, 07/29/2024 2,000 1,894
5.00%, 02/01/2033 2,000 2,014
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(k)
1,400 1,290
3 Month USD LIBOR + 1.40%
Societe Generale SA
1.79%, 06/09/2027
(i),(k)
3,000 2,635
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.63%, 03/01/2041
(i)
700 453
8.00%, 09/29/2025
(g),(i),(k),(l)
2,000 1,866
USD Swap Rate NY 5 Year + 5.87%
9.38%, 11/22/2027
(g),(k),(l)
1,000 949
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
4.75%, 01/14/2031
(g),(k),(l)
3,450 2,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
SVB Financial Group
0.00%, 04/29/2028
(d),(k)
529 359
Secured Overnight Financing Rate + 1.71%
Swedbank AB
1.54%, 11/16/2026
(i)
2,405 2,148
5.63%, 09/17/2024
(g),(k),(l)
1,000 941
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Synovus Bank/Columbus GA
5.63%, 02/15/2028 555 522
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
1,741 1,407
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The
3.22%, 07/25/2029
(k)
CAD 3,400 $ 2,443
Canadian Dollar Offered Rate 3 Month +
1.25%
4.69%, 09/15/2027 $ 1,198 1,192
5.16%, 01/10/2028 537 543
8.13%, 10/31/2082
(k)
1,300 1,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.26%, 07/28/2026
(k)
1,236 1,197
Secured Overnight Financing Rate + 1.46%
4.80%, 09/01/2024
(g),(k)
7,275 6,320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(g),(k)
1,000 940
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS AG/London
1.38%, 01/13/2025
(i)
2,000 1,858
UBS Group AG
1.49%, 08/10/2027
(i),(k)
1,785 1,551
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
4.75%, 05/12/2028
(i),(k)
1,913 1,845
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
6.88%, 08/07/2025
(g),(k),(l)
3,000 2,704
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(g),(k),(l)
5,000 4,725
USD Swap Semi-Annual 5 Year + 4.87%
UniCredit SpA
1.20%, 01/20/2026
(k)
EUR 2,700 2,809
3 Month Euro Interbank Offered Rate +
1.35%
5.46%, 06/30/2035
(i),(k)
$ 700 596
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
8.00%, 06/03/2024
(g),(k),(l)
1,100 1,063
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
2.22%, 01/27/2028
(k)
1,106 994
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(k)
4,788 3,664
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.70%, 01/15/2027
(g),(k)
15,000 11,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
2.13%, 09/24/2031 GBP 500 493
2.39%, 06/02/2028
(k)
$ 198 179
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(k)
2,474 1,856
Secured Overnight Financing Rate + 2.53%
3.90%, 03/15/2026
(g),(k)
6,800 5,917
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.30%, 07/22/2027 6,143 6,010
4.61%, 04/25/2053
(k)
1,237 1,108
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 1,200 1,049
5.39%, 04/24/2034
(k)
3,000 3,052
Secured Overnight Financing Rate + 2.02%
5.61%, 01/15/2044 1,157 1,138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo Bank NA
6.60%, 01/15/2038 $ 600 $ 671
Westpac Banking Corp
2.89%, 02/04/2030
(k)
3,197 2,998
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Zions Bancorp NA
3.25%, 10/29/2029 4,002 2,954
$ 461,678
Beverages - 0.83%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 1,000 1,006
4.90%, 02/01/2046 4,303 4,264
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 2,600 2,545
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 1,400 1,330
4.60%, 04/15/2048 2,809 2,693
Brown-Forman Corp
4.75%, 04/15/2033 764 780
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(i)
1,450 1,352
Constellation Brands Inc
3.75%, 05/01/2050 650 515
4.35%, 05/09/2027 3,175 3,149
5.00%, 02/02/2026 433 432
JDE Peet's NV
0.80%, 09/24/2024
(i)
2,400 2,240
Keurig Dr Pepper Inc
3.35%, 03/15/2051 1,400 1,014
PepsiCo Inc
2.25%, 03/19/2025 1,681 1,621
3.60%, 02/18/2028 856 844
3.90%, 07/18/2032 973 958
4.00%, 03/05/2042 437 405
$ 25,148
Biotechnology - 0.23%
Amgen Inc
2.80%, 08/15/2041 2,107 1,535
3.15%, 02/21/2040 672 523
4.40%, 05/01/2045 435 384
5.65%, 03/02/2053 1,310 1,357
5.75%, 03/02/2063 872 903
CSL Finance PLC
4.75%, 04/27/2052
(i)
801 761
Royalty Pharma PLC
2.15%, 09/02/2031 2,016 1,609
$ 7,072
Building Materials - 0.33%
Carrier Global Corp
3.38%, 04/05/2040 1,761 1,371
Eco Material Technologies Inc
7.88%, 01/31/2027
(i)
3,650 3,504
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(i)
3,510 3,071
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
1,700 1,591
Trane Technologies Financing Ltd
5.25%, 03/03/2033 532 553
$ 10,090
Chemicals - 0.83%
Air Products and Chemicals Inc
4.80%, 03/03/2033 532 555

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Albemarle Corp
5.05%, 06/01/2032 $ 1,112 $ 1,072
5.65%, 06/01/2052 1,113 1,042
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(i)
875 721
Braskem Idesa SAPI
7.45%, 11/15/2029 1,650 1,306
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
528 443
7.25%, 02/13/2033
(i)
235 225
Cabot Corp
5.00%, 06/30/2032 649 634
Celanese US Holdings LLC
5.90%, 07/05/2024 1,360 1,362
CF Industries Inc
5.38%, 03/15/2044 1,985 1,826
Diamond BC BV
4.63%, 10/01/2029
(i)
1,025 1,007
DuPont de Nemours Inc
5.32%, 11/15/2038 500 505
Eastman Chemical Co
5.75%, 03/08/2033 1,722 1,760
Ecolab Inc
1.65%, 02/01/2027 1,250 1,141
2.70%, 12/15/2051 1,849 1,242
5.25%, 01/15/2028 1,087 1,133
Nutrien Ltd
5.80%, 03/27/2053 879 913
5.95%, 11/07/2025 788 812
OCI NV
6.70%, 03/16/2033
(i)
729 721
RPM International Inc
2.95%, 01/15/2032 432 350
4.55%, 03/01/2029 1,262 1,218
Sasol Financing USA LLC
8.75%, 05/03/2029
(i),(j)
2,475 2,482
Westlake Corp
0.88%, 08/15/2024 1,000 948
3.13%, 08/15/2051 1,000 640
3.38%, 08/15/2061 1,559 974
$ 25,032
Coal - 0.07%
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
2,275 1,981
Commercial Mortgage Backed Securities - 4.82%
BANK 2017-BNK5
1.25%, 06/15/2060
(i),(m),(n)
42,403 1,732
BANK 2017-BNK9
1.60%, 11/15/2054
(i),(m),(n)
15,200 868
BANK 2018-BNK10
1.87%, 02/15/2061
(i),(m),(n)
31,334 2,205
BANK 2018-BNK12
1.55%, 05/15/2061
(i),(m),(n)
18,728 1,120
BANK 2018-BNK14
1.76%, 09/15/2060
(i),(m),(n)
11,466 802
BANK 2019-BNK16
1.99%, 02/15/2052
(i),(m),(n)
13,120 1,131
BANK 2019-BNK17
1.74%, 04/15/2052
(i),(m),(n)
11,541 890
BANK 2019-BNK19
1.16%, 08/15/2061
(i),(m),(n)
17,014 863
BANK 2019-BNK22
1.08%, 11/15/2062
(i),(m),(n)
18,082 925
BANK 2019-BNK23
1.12%, 12/15/2052
(i),(m),(n)
9,170 490
BANK 2019-BNK24
1.13%, 11/15/2062
(i),(m),(n)
26,932 1,472
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2020-BNK25
1.03%, 01/15/2063
(i),(m),(n)
$ 9,704 $ 478
1.50%, 01/15/2063
(i),(m)
10,561 762
2.03%, 01/15/2063
(i),(n)
5,561 2,284
2.50%, 01/15/2063
(i)
1,550 911
BANK 2021-BNK35
1.50%, 06/15/2064
(i),(m),(n)
7,000 617
1.77%, 06/15/2064
(i),(n)
3,301 1,024
1.77%, 06/15/2064
(i),(n)
3,707 1,223
BANK 2021-BNK36
2.50%, 09/15/2064
(i),(n)
2,600 1,354
2.50%, 09/15/2064
(i),(n)
2,250 988
BANK 2021-BNK38
0.82%, 12/15/2064
(i),(m),(n)
10,388 498
2.50%, 12/15/2064
(i)
2,750 1,439
BANK 2022-BNK40
1.01%, 03/15/2064
(i),(m),(n)
7,663 460
Barclays Commercial Mortgage Trust 2019-C3
1.93%, 05/15/2052
(i),(m),(n)
6,117 532
Barclays Commercial Mortgage Trust 2019-C4
1.30%, 08/15/2052
(i),(m),(n)
13,091 764
Barclays Commercial Mortgage Trust 2019-C5
1.48%, 11/15/2052
(i),(m),(n)
14,866 1,001
BBCMS Mortgage Trust 2020-C6
1.31%, 02/15/2053
(i),(m),(n)
7,424 492
Benchmark 2018-B1 Mortgage Trust
1.33%, 01/15/2051
(i),(m),(n)
12,667 606
1.58%, 01/15/2051
(i),(m),(n)
30,260 1,683
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(i),(m),(n)
5,520 323
Benchmark 2018-B5 Mortgage Trust
3.26%, 07/15/2051
(i),(n)
4,500 2,984
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(i),(m),(n)
37,790 2,451
Benchmark 2018-B7 Mortgage Trust
2.01%, 05/15/2053
(i),(m),(n)
16,962 1,477
3.00%, 05/15/2053
(i)
5,000 3,262
Benchmark 2018-B8 Mortgage Trust
2.01%, 01/15/2052
(i),(m),(n)
6,900 592
Benchmark 2019-B10 Mortgage Trust
2.03%, 03/15/2062
(i),(m),(n)
12,985 1,176
Benchmark 2019-B11 Mortgage Trust
1.64%, 05/15/2052
(i),(m),(n)
13,924 1,004
Benchmark 2019-B12 Mortgage Trust
1.24%, 08/15/2052
(i),(m),(n)
13,870 764
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(i),(m),(n)
6,500 311
1.64%, 08/15/2057
(i),(m),(n)
4,000 304
Benchmark 2019-B14 Mortgage Trust
1.40%, 12/15/2062
(i),(m),(n)
14,908 1,009
Benchmark 2019-B15 Mortgage Trust
1.09%, 12/15/2072
(i),(m),(n)
24,552 1,257
Benchmark 2019-B9 Mortgage Trust
2.17%, 03/15/2052
(i),(m),(n)
11,550 1,074
Benchmark 2020-B16 Mortgage Trust
1.09%, 02/15/2053
(i),(m),(n)
7,615 444
Benchmark 2020-B17 Mortgage Trust
1.54%, 03/15/2053
(i),(m),(n)
12,580 927
Benchmark 2021-B23 Mortgage Trust
2.00%, 02/15/2054
(i)
3,000 1,541
Benchmark 2021-B27 Mortgage Trust
2.00%, 07/15/2054
(i)
5,000 2,509
Benchmark 2021-B31 Mortgage Trust
1.26%, 12/15/2054
(i),(m),(n)
15,995 1,215
2.25%, 12/15/2054
(i)
2,721 1,339
Benchmark 2022-B32 Mortgage Trust
1.64%, 01/15/2055
(i),(m),(n)
13,067 1,234

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2022-B33 Mortgage Trust
1.74%, 03/15/2055
(i),(m),(n)
$ 10,960 $ 1,150
Benchmark 2022-B34 Mortgage Trust
1.96%, 04/15/2055
(i),(m),(n)
7,270 885
Benchmark 2023-B38 Mortgage Trust
6.24%, 04/15/2056
(n)
2,202 2,137
Cantor Commercial Real Estate Lending
2019-CF2
1.57%, 11/15/2052
(i),(m),(n)
10,105 727
Cantor Commercial Real Estate Lending
2019-CF3
1.22%, 01/15/2053
(i),(m),(n)
11,514 685
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(i),(m),(n)
20,444 1,491
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(i),(m),(n)
13,247 752
Citigroup Commercial Mortgage Trust 2018-C5
3.50%, 06/10/2051
(i),(n)
1,000 616
Citigroup Commercial Mortgage Trust 2019-C7
1.33%, 12/15/2072
(i),(m),(n)
15,766 1,006
Citigroup Commercial Mortgage Trust
2019-GC41
0.97%, 08/10/2056
(i),(m),(n)
13,007 555
Citigroup Commercial Mortgage Trust
2019-GC43
0.74%, 11/10/2052
(i),(m),(n)
11,280 378
0.74%, 11/10/2052
(i),(m),(n)
2,528 80
0.74%, 11/10/2052
(i),(m),(n)
1,750 55
3.00%, 11/10/2052
(i)
5,000 3,010
3.00%, 11/10/2052
(i)
1,750 598
Citigroup Commercial Mortgage Trust
2020-GC46
1.19%, 02/15/2053
(i),(m),(n)
21,133 1,247
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(i)
13,993 8,264
5.50%, 05/15/2045
(i),(n)
5,889 4,097
COMM 2012-CCRE5 Mortgage Trust
4.48%, 12/10/2045
(i),(n)
6,450 4,385
COMM 2013-CCRE6 Mortgage Trust
3.99%, 03/10/2046
(i),(n)
9,467 7,006
3.99%, 03/10/2046
(i),(n)
12,400 8,246
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(i),(m),(n)
44,717 135
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(i),(m),(n)
15,800 1,072
COMM 2019-GC44 Mortgage Trust
1.14%, 08/15/2057
(i),(m),(n)
5,500 307
3.64%, 08/15/2057
(n)
1,500 1,152
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(i),(m),(n)
8,985 548
CSAIL 2019-C15 Commercial Mortgage Trust
2.15%, 03/15/2052
(i),(m),(n)
3,981 368
DBGS 2018-C1 Mortgage Trust
1.75%, 10/15/2051
(i),(m),(n)
9,496 693
Freddie Mac Multifamily Structured Pass
Through Certificates
1.55%, 01/25/2043
(m),(n)
79,054 1,883
1.72%, 10/25/2041
(m),(n)
43,000 97
3.47%, 06/25/2041
(m),(n)
5,805 2
GS Mortgage Securities Trust 2013-GCJ14
4.85%, 08/10/2046
(i),(n)
2,500 1,666
GS Mortgage Securities Trust 2014-GC26
1.36%, 11/10/2047
(i),(m),(n)
29,811 479
GS Mortgage Securities Trust 2018-GS10
1.55%, 07/10/2051
(i),(m),(n)
8,017 522
GS Mortgage Securities Trust 2018-GS9
1.50%, 03/10/2051
(i),(m),(n)
8,353 463
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2019-GC40
1.29%, 07/10/2052
(i),(m),(n)
$ 16,500 $ 946
GS Mortgage Securities Trust 2019-GSA1
1.13%, 11/10/2052
(i),(m),(n)
21,600 1,159
GS Mortgage Securities Trust 2020-GC45
0.80%, 02/13/2053
(i),(m),(n)
25,009 927
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(n)
4,019 2,901
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 543 514
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(i),(m),(n)
54,005 442
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(i),(m),(n)
42,377 390
JPMCC Commercial Mortgage Securities Trust
2019-COR4
2.18%, 03/10/2052
(i),(m),(n)
18,869 1,782
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.93%, 06/13/2052
(i),(m),(n)
8,500 737
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.50%, 08/15/2046
(n)
2,600 2,480
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.53%, 02/15/2048
(i),(m),(n)
41,500 803
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.41%, 11/15/2049
(i),(m),(n)
21,213 767
Morgan Stanley Capital I Trust 2018-H3
2.02%, 07/15/2051
(i),(m),(n)
7,682 589
Morgan Stanley Capital I Trust 2019-H6
1.73%, 06/15/2052
(i),(m),(n)
4,693 366
3.00%, 06/15/2052
(i)
2,122 1,360
Morgan Stanley Capital I Trust 2019-L3
1.28%, 11/15/2052
(i),(m),(n)
15,090 903
Morgan Stanley Capital I Trust 2020-L4
1.29%, 02/15/2053
(i),(m),(n)
13,626 873
2.50%, 02/15/2053
(i)
3,000 1,768
UBS Commercial Mortgage Trust
1.90%, 10/15/2052
(i),(m),(n)
12,767 1,153
UBS Commercial Mortgage Trust 2019-C18
1.57%, 12/15/2052
(i),(m),(n)
11,574 873
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.54%, 05/15/2048
(m),(n)
24,936 213
Wells Fargo Commercial Mortgage Trust
2017-C40
4.45%, 10/15/2050
(n)
5,000 4,281
Wells Fargo Commercial Mortgage Trust
2017-C42
1.71%, 12/15/2050
(i),(m),(n)
20,343 1,231
Wells Fargo Commercial Mortgage Trust
2018-C43
1.72%, 03/15/2051
(i),(m),(n)
6,614 424
Wells Fargo Commercial Mortgage Trust
2018-C44
1.98%, 05/15/2051
(i),(m),(n)
8,022 595
Wells Fargo Commercial Mortgage Trust
2018-C45
2.01%, 06/15/2051
(i),(m),(n)
2,647 213

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2018-C47
2.09%, 09/15/2061
(i),(m),(n)
$ 14,133 $ 1,214
Wells Fargo Commercial Mortgage Trust
2019-C49
2.31%, 03/15/2052
(i),(m),(n)
4,336 433
Wells Fargo Commercial Mortgage Trust
2019-C53
1.56%, 10/15/2052
(i),(m),(n)
8,777 662
Wells Fargo Commercial Mortgage Trust
2019-C54
1.49%, 12/15/2052
(i),(m),(n)
6,363 462
Wells Fargo Commercial Mortgage Trust
2021-C61
1.52%, 11/15/2054
(i),(m),(n)
9,132 830
$ 145,859
Commercial Services - 0.94%
AMN Healthcare Inc
4.63%, 10/01/2027
(i)
1,925 1,795
ASGN Inc
4.63%, 05/15/2028
(i)
2,075 1,917
Ford Foundation/The
2.82%, 06/01/2070 1,905 1,191
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(h),(i)
1,325 838
PROG Holdings Inc
6.00%, 11/15/2029
(i)
4,500 4,050
Quanta Services Inc
3.05%, 10/01/2041 993 699
S&P Global Inc
2.70%, 03/01/2029 1,317 1,205
Sotheby's
7.38%, 10/15/2027
(i)
6,650 6,235
Triton Container International Ltd
2.05%, 04/15/2026
(i)
3,964 3,528
3.15%, 06/15/2031
(i)
2,415 1,915
Upbound Group Inc
6.38%, 02/15/2029
(i)
4,575 4,017
ZipRecruiter Inc
5.00%, 01/15/2030
(i)
1,125 982
$ 28,372
Computers - 0.82%
Apple Inc
1.40%, 08/05/2028 2,918 2,567
2.65%, 05/11/2050 1,143 811
2.70%, 08/05/2051 2,243 1,587
3.00%, 06/20/2027 2,510 2,426
3.60%, 07/31/2042 GBP 850 937
3.95%, 08/08/2052 $ 2,978 2,657
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
1,903 1,351
5.30%, 10/01/2029 2,100 2,123
8.10%, 07/15/2036 1,488 1,747
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 3,816 3,527
International Business Machines Corp
5.60%, 11/30/2039 800 831
KBR Inc
4.75%, 09/30/2028
(i)
2,125 1,965
Leidos Inc
4.38%, 05/15/2030 1,408 1,329
5.75%, 03/15/2033 811 829
$ 24,687
Cosmetics & Personal Care - 0.17%
Haleon UK Capital PLC
3.13%, 03/24/2025 1,160 1,121
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Haleon US Capital LLC
3.63%, 03/24/2032 $ 460 $ 422
4.00%, 03/24/2052 1,595 1,348
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
15,607 —
Kenvue Inc
5.05%, 03/22/2053
(i)
636 660
Procter & Gamble Co/The
3.95%, 01/26/2028 1,651 1,658
$ 5,209
Distribution & Wholesale - 0.04%
Ritchie Bros Holdings Inc
7.75%, 03/15/2031
(i)
1,150 1,222
Diversified Financial Services - 3.00%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.50%, 07/15/2025 3,300 3,332
Air Lease Corp
2.88%, 01/15/2026 3,884 3,629
Ally Financial Inc
4.70%, 05/15/2026
(g),(k)
1,800 1,328
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
American Express Co
3.55%, 09/15/2026
(g),(k)
10,000 8,402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Bread Financial Holdings Inc
4.75%, 12/15/2024
(i)
4,625 4,082
7.00%, 01/15/2026
(h),(i)
1,075 906
Capital One Financial Corp
3.75%, 07/28/2026 800 750
3.95%, 09/01/2026
(g),(k)
500 369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.20%, 10/29/2025 700 668
Charles Schwab Corp/The
4.00%, 06/01/2026
(g),(k)
7,800 6,542
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
900 860
Discover Financial Services
6.13%, 06/23/2025
(g),(k)
3,000 2,840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Home Point Capital Inc
5.00%, 02/01/2026
(i)
2,075 1,753
Intercontinental Exchange Inc
3.00%, 09/15/2060 575 381
4.95%, 06/15/2052 1,457 1,424
5.20%, 06/15/2062 1,210 1,231
Mastercard Inc
3.35%, 03/26/2030 1,375 1,309
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(i)
2,500 2,231
NFP Corp
4.88%, 08/15/2028
(i)
1,700 1,547
6.88%, 08/15/2028
(i)
15,623 13,629
OneMain Finance Corp
4.00%, 09/15/2030 2,100 1,586
6.63%, 01/15/2028 5,425 5,032
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(i)
4,100 3,809

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(i)
$ 2,855 $ 2,498
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
3.88%, 03/01/2031
(i)
1,825 1,474
4.00%, 10/15/2033
(i)
425 333
SOCAR Turkey Enerji AS via Steas Funding 1
DAC
7.23%, 03/17/2026 1,800 1,759
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(i)
BRL 11,700 2,064
Synchrony Financial
4.50%, 07/23/2025 $ 7,703 7,178
Unifin Financiera SAB de CV
0.00%, 01/27/2028
(d),(i)
1,250 31
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(i)
2,450 2,334
USAA Capital Corp
3.38%, 05/01/2025
(i)
2,113 2,051
Visa Inc
4.30%, 12/14/2045 1,200 1,165
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(i)
900 779
Voya Financial Inc
6.13%, 09/15/2023
(g),(k)
1,500 1,445
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 90,751
Electric - 3.49%
AES Corp/The
2.45%, 01/15/2031 829 680
American Electric Power Co Inc
5.63%, 03/01/2033 1,534 1,607
Avangrid Inc
3.20%, 04/15/2025 4,387 4,212
CMS Energy Corp
3.75%, 12/01/2050
(k)
898 676
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(k)
1,370 1,199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Comision Federal de Electricidad
5.00%, 09/29/2036 1,496 1,246
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 3,000 2,568
3.20%, 12/01/2051 221 161
3.95%, 04/01/2050 1,168 978
4.45%, 03/15/2044 653 593
6.15%, 11/15/2052 489 551
Dominion Energy Inc
3.38%, 04/01/2030 2,500 2,280
4.65%, 12/15/2024
(g),(k)
15,974 13,884
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(k)
591 560
3 Month USD LIBOR + 3.06%
Dominion Energy South Carolina Inc
5.10%, 06/01/2065 560 568
DTE Electric Co
3.95%, 03/01/2049 1,634 1,393
Duke Energy Carolinas LLC
3.55%, 03/15/2052 730 578
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
3.25%, 01/15/2082
(k)
$ 2,000 $ 1,510
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
3.75%, 09/01/2046 600 471
4.88%, 09/16/2024
(g),(k)
11,350 10,908
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Duke Energy Florida LLC
5.95%, 11/15/2052 611 696
Duke Energy Ohio Inc
5.65%, 04/01/2053 439 466
E.ON SE
0.38%, 09/29/2027 EUR 800 780
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(i)
$ 1,725 1,518
Emera US Finance LP
4.75%, 06/15/2046 3,185 2,647
Enel Finance International NV
3.50%, 04/06/2028
(i)
1,147 1,072
4.75%, 05/25/2047
(i)
683 592
7.75%, 10/14/2052
(i)
1,120 1,309
Enel SpA
8.75%, 09/24/2073
(i),(k)
368 366
USD Swap Semi-Annual 5 Year + 5.88%
Engie SA
3.63%, 01/11/2030 EUR 3,000 3,302
Entergy Mississippi LLC
3.50%, 06/01/2051 $ 611 460
Entergy Texas Inc
4.50%, 03/30/2039 2,707 2,499
5.00%, 09/15/2052 456 445
Evergy Metro Inc
4.95%, 04/15/2033 543 546
Evergy Missouri West Inc
5.15%, 12/15/2027
(i)
544 552
Exelon Corp
5.60%, 03/15/2053 1,048 1,079
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
2,259 1,958
Fortis Inc/Canada
3.06%, 10/04/2026 964 910
Georgia Power Co
3.25%, 03/15/2051 1,767 1,272
Indiana Michigan Power Co
5.63%, 04/01/2053 502 534
Interstate Power and Light Co
3.50%, 09/30/2049 1,182 879
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
829 663
Metropolitan Edison Co
5.20%, 04/01/2028
(i)
1,855 1,891
National Rural Utilities Cooperative Finance Corp
1.88%, 02/07/2025 455 433
2.85%, 01/27/2025 3,224 3,125
4.15%, 12/15/2032 13 12
4.80%, 03/15/2028 1,259 1,275
8.21%, 04/30/2043
(k)
1,551 1,504
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 2,700 2,292
6.05%, 03/01/2025 745 757
Oklahoma Gas and Electric Co
5.60%, 04/01/2053 440 456
OmGrid Funding Ltd
5.20%, 05/16/2027 1,200 1,162
Oncor Electric Delivery Co LLC
4.15%, 06/01/2032 980 959

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co
3.95%, 12/01/2047 $ 554 $ 392
4.30%, 03/15/2045 2,761 2,065
4.95%, 06/08/2025 1,123 1,111
Public Service Co of Colorado
2.70%, 01/15/2051 2,717 1,831
3.70%, 06/15/2028 1,157 1,129
4.10%, 06/15/2048 1,464 1,271
Public Service Co of Oklahoma
2.20%, 08/15/2031 1,440 1,192
Southern California Edison Co
1.10%, 04/01/2024 4,559 4,379
5.85%, 11/01/2027 1,081 1,136
Southern Co/The
3.75%, 09/15/2051
(k)
3,500 2,978
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.48%, 08/01/2024
(n)
1,032 1,020
Southwestern Electric Power Co
5.30%, 04/01/2033 691 700
Union Electric Co
3.90%, 04/01/2052 888 747
Wisconsin Power and Light Co
4.95%, 04/01/2033 552 565
$ 105,550
Electronics - 0.24%
Agilent Technologies Inc
2.30%, 03/12/2031 1,854 1,560
Allegion US Holding Co Inc
5.41%, 07/01/2032 434 437
Flex Ltd
6.00%, 01/15/2028 124 127
Honeywell International Inc
1.75%, 09/01/2031 1,379 1,140
2.80%, 06/01/2050
(h)
1,600 1,206
Jabil Inc
5.45%, 02/01/2029 533 537
Trimble Inc
4.90%, 06/15/2028 746 747
6.10%, 03/15/2033 745 763
Vontier Corp
2.95%, 04/01/2031 987 777
$ 7,294
Energy - Alternate Sources - 0.13%
Energo-Pro AS
8.50%, 02/04/2027
(i)
2,500 2,388
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(i)
1,950 1,662
$ 4,050
Engineering & Construction - 0.08%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(i)
465 437
7.00%, 12/18/2025 1,440 1,355
Jacobs Engineering Group Inc
5.90%, 03/01/2033 582 591
$ 2,383
Entertainment - 1.00%
Caesars Entertainment Inc
4.63%, 10/15/2029
(i)
2,825 2,478
7.00%, 02/15/2030
(i)
4,100 4,137
8.13%, 07/01/2027
(i)
1,025 1,046
Cinemark USA Inc
5.25%, 07/15/2028
(h),(i)
4,675 4,169
5.88%, 03/15/2026
(i)
2,500 2,389
8.75%, 05/01/2025
(i)
250 255
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Everi Holdings Inc
5.00%, 07/15/2029
(i)
$ 2,725 $ 2,429
Live Nation Entertainment Inc
4.75%, 10/15/2027
(i)
2,600 2,408
6.50%, 05/15/2027
(i)
2,600 2,629
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(i)
2,925 2,713
Warnermedia Holdings Inc
3.64%, 03/15/2025
(i)
1,091 1,056
5.05%, 03/15/2042
(i)
522 432
5.14%, 03/15/2052
(i)
221 176
5.39%, 03/15/2062
(i)
1,758 1,411
6.41%, 03/15/2026 1,604 1,618
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(i)
1,050 967
$ 30,313
Environmental Control - 0.66%
Covanta Holding Corp
4.88%, 12/01/2029
(i)
4,125 3,671
5.00%, 09/01/2030 175 155
GFL Environmental Inc
4.38%, 08/15/2029
(i)
5,350 4,842
4.75%, 06/15/2029
(i)
2,375 2,211
Madison IAQ LLC
5.88%, 06/30/2029
(i)
6,640 5,198
Republic Services Inc
5.00%, 04/01/2034 1,288 1,318
Waste Connections Inc
2.20%, 01/15/2032 2,264 1,866
4.25%, 12/01/2028 803 791
$ 20,052
Food - 1.20%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 03/15/2029
(i)
1,025 908
4.88%, 02/15/2030
(i)
600 560
Conagra Brands Inc
7.00%, 10/01/2028 1,312 1,440
General Mills Inc
4.95%, 03/29/2033 753 767
5.24%, 11/18/2025 752 753
Hormel Foods Corp
0.65%, 06/03/2024 1,913 1,829
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(i)
5,000 4,275
Kraft Heinz Foods Co
4.38%, 06/01/2046 3,441 3,011
4.88%, 10/01/2049 825 765
Mars Inc
4.65%, 04/20/2031
(i)
1,111 1,121
McCormick & Co Inc/MD
4.95%, 04/15/2033 601 601
Nestle Holdings Inc
3.50%, 09/24/2025
(i)
2,519 2,468
5.25%, 03/13/2026
(i)
1,211 1,245
Performance Food Group Inc
4.25%, 08/01/2029
(i)
1,900 1,730
5.50%, 10/15/2027
(i)
2,950 2,891
Post Holdings Inc
4.50%, 09/15/2031
(i)
3,150 2,756
4.63%, 04/15/2030
(i)
400 361
5.50%, 12/15/2029
(i)
1,050 999

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Sysco Corp
4.45%, 03/15/2048 $ 3,133 $ 2,731
4.50%, 04/01/2046 1,732 1,513
5.95%, 04/01/2030 198 212
6.60%, 04/01/2050 816 935
US Foods Inc
4.63%, 06/01/2030
(i)
100 91
4.75%, 02/15/2029
(i)
2,493 2,319
$ 36,281
Food Service - 0.11%
Aramark Services Inc
5.00%, 02/01/2028
(i)
3,385 3,224
Forest Products & Paper - 0.20%
Georgia-Pacific LLC
0.95%, 05/15/2026
(i)
3,607 3,232
Suzano Austria GmbH
5.00%, 01/15/2030 3,050 2,847
$ 6,079
Gas - 0.26%
Atmos Energy Corp
5.75%, 10/15/2052 1,320 1,447
KeySpan Gas East Corp
5.99%, 03/06/2033
(i)
2,118 2,196
NiSource Inc
5.25%, 03/30/2028 767 784
5.65%, 06/15/2023
(g),(k)
2,700 2,562
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Spire Missouri Inc
4.80%, 02/15/2033 746 755
$ 7,744
Hand & Machine Tools - 0.15%
Stanley Black & Decker Inc
2.30%, 02/24/2025 2,350 2,244
4.00%, 03/15/2060
(k)
2,863 2,152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 4,396
Healthcare - Products - 0.41%
Alcon Finance Corp
5.75%, 12/06/2052
(i)
801 858
Garden Spinco Corp
8.63%, 07/20/2030
(i)
2,360 2,537
GE HealthCare Technologies Inc
5.65%, 11/15/2027
(i)
3,121 3,223
Medline Borrower LP
5.25%, 10/01/2029
(i)
1,125 973
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 2,351 1,754
Stryker Corp
1.95%, 06/15/2030 2,200 1,864
Thermo Fisher Scientific Inc
4.10%, 08/15/2047 1,150 1,048
$ 12,257
Healthcare - Services - 1.42%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
1,425 1,349
5.50%, 07/01/2028
(i)
1,580 1,525
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(h),(i)
1,012 858
Centene Corp
2.63%, 08/01/2031 3,000 2,457
Elevance Health Inc
2.88%, 09/15/2029 1,214 1,108
3.65%, 12/01/2027 1,400 1,359
6.10%, 10/15/2052 626 698
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 2,200 $ 2,113
HCA Inc
3.38%, 03/15/2029
(i)
$ 674 615
3.50%, 09/01/2030 1,427 1,284
3.50%, 07/15/2051 1,736 1,212
4.63%, 03/15/2052
(i)
1,932 1,602
Humana Inc
1.35%, 02/03/2027 4,666 4,139
5.50%, 03/15/2053 438 447
5.88%, 03/01/2033 540 582
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(i)
975 829
Roche Holdings Inc
2.13%, 03/10/2025
(h),(i)
4,357 4,173
RP Escrow Issuer LLC
5.25%, 12/15/2025
(i)
2,100 1,473
Surgery Center Holdings Inc
10.00%, 04/15/2027
(i)
3,713 3,806
Tenet Healthcare Corp
4.63%, 06/15/2028 100 95
5.13%, 11/01/2027 200 194
6.13%, 10/01/2028
(h)
3,575 3,468
UnitedHealth Group Inc
1.25%, 01/15/2026 2,488 2,302
4.95%, 05/15/2062 612 602
5.15%, 10/15/2025 1,471 1,499
5.25%, 02/15/2028 1,126 1,177
6.05%, 02/15/2063 1,131 1,301
6.88%, 02/15/2038 550 669
$ 42,936
Housewares - 0.03%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(h),(i)
491 431
Newell Brands Inc
5.87%, 04/01/2036 575 488
$ 919
Insurance - 4.06%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(i)
900 753
7.00%, 11/15/2025
(i)
9,082 8,673
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(i)
3,225 2,953
6.75%, 10/15/2027
(i)
1,550 1,447
Americo Life Inc
3.45%, 04/15/2031
(i)
768 601
AmWINS Group Inc
4.88%, 06/30/2029
(i)
5,275 4,787
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(k)
3,000 2,876
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(k)
2,000 1,895
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
5.63%, 01/15/2029
(i)
150 130
7.00%, 08/15/2025
(i)
9,612 9,516
Athene Global Funding
1.73%, 10/02/2026
(i)
2,671 2,319
Athene Holding Ltd
3.45%, 05/15/2052
(h)
1,383 840

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AXA SA
3.38%, 07/06/2047
(k)
EUR 2,400 $ 2,481
3 Month Euro Interbank Offered Rate +
3.75%
Berkshire Hathaway Finance Corp
2.63%, 06/19/2059 GBP 700 537
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 3,700 3,256
Brighthouse Financial Global Funding
0.60%, 06/28/2023
(i)
$ 1,502 1,490
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 05/28/2024
(g),(k)
EUR 400 443
3 Month Euro Interbank Offered Rate +
5.77%
Enstar Group Ltd
3.10%, 09/01/2031 $ 1,732 1,366
4.95%, 06/01/2029 2,764 2,621
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(i)
2,312 2,052
F&G Annuities & Life Inc
7.40%, 01/13/2028
(i)
1,653 1,681
F&G Global Funding
0.90%, 09/20/2024
(i)
1,772 1,653
2.30%, 04/11/2027
(i)
1,496 1,343
HUB International Ltd
5.63%, 12/01/2029
(i)
675 601
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(i)
3,760 3,805
Liberty Mutual Group Inc
4.30%, 02/01/2061
(i)
3,362 1,999
7.80%, 03/07/2087
(i)
7,361 7,716
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(i)
946 1,093
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(i)
650 477
MetLife Inc
3.85%, 09/15/2025
(g),(k)
2,900 2,697
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(i)
8,000 9,420
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,170
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(i),(k)
2,600 2,608
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
New York Life Global Funding
1.85%, 08/01/2031
(i)
3,000 2,433
4.85%, 01/09/2028
(i)
764 776
Nippon Life Insurance Co
5.10%, 10/16/2044
(i),(k)
5,000 4,903
USD Swap Semi-Annual 5 Year + 3.65%
Progressive Corp/The
3.00%, 03/15/2032 3,000 2,699
Prudential Financial Inc
5.63%, 06/15/2043
(k)
1,893 1,889
3 Month USD LIBOR + 3.92%
5.70%, 09/15/2048
(k)
457 444
3 Month USD LIBOR + 2.67%
Prudential Funding Asia PLC
3.13%, 04/14/2030
(h)
538 484
SBL Holdings Inc
5.00%, 02/18/2031
(i)
1,525 1,269
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Security Benefit Global Funding
1.25%, 05/17/2024
(i)
$ 1,343 $ 1,279
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(h),(i),(k)
6,985 6,949
3 Month USD LIBOR + 4.44%
Talanx AG
2.25%, 12/05/2047
(k)
EUR 2,000 1,918
3 Month Euro Interbank Offered Rate +
2.45%
Willis North America Inc
4.65%, 06/15/2027 $ 2,644 2,603
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(k)
10,000 7,800
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 122,745
Internet - 0.66%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 800 694
Alphabet Inc
2.00%, 08/15/2026 900 849
Amazon.com Inc
3.30%, 04/13/2027 1,360 1,322
3.95%, 04/13/2052 2,000 1,761
4.10%, 04/13/2062 2,773 2,411
4.65%, 12/01/2029 941 963
Arches Buyer Inc
6.13%, 12/01/2028
(i)
2,038 1,768
Baidu Inc
2.38%, 10/09/2030 900 755
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,173
Cablevision Lightpath LLC
3.88%, 09/15/2027
(i)
2,475 2,066
5.63%, 09/15/2028
(i)
1,700 1,242
Expedia Group Inc
2.95%, 03/15/2031 712 603
Gen Digital Inc
7.13%, 09/30/2030
(i)
1,300 1,306
Prosus NV
3.68%, 01/21/2030 2,600 2,211
Tencent Holdings Ltd
3.98%, 04/11/2029 700 664
$ 19,788
Investment Companies - 0.10%
Gaci First Investment Co
5.38%, 10/13/2122 1,725 1,622
JAB Holdings BV
4.50%, 04/08/2052
(i)
820 623
Temasek Financial I Ltd
2.75%, 08/02/2061
(i)
1,248 908
$ 3,153
Iron & Steel - 2.62%
ArcelorMittal SA
6.55%, 11/29/2027 1,232 1,287
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(i)
13,822 13,330
CSN Inova Ventures
6.75%, 01/28/2028 1,725 1,640
Material Sciences Corp
12.41%, PIK 0.00%; 01/09/2024
(e),(f),(n),(o)
18,905 18,905
Nucor Corp
4.30%, 05/23/2027 1,217 1,211
Specialty Steel
15.14%, 11/15/2026
(e),(f)
41,564 41,564

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Vale Overseas Ltd
3.75%, 07/08/2030 $ 1,600 $ 1,427
$ 79,364
Leisure Products & Services - 0.24%
Carnival Corp
5.75%, 03/01/2027
(i)
4,050 3,333
7.63%, 03/01/2026
(h),(i)
600 549
Harley-Davidson Financial Services Inc
6.50%, 03/10/2028
(i)
1,725 1,744
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(i)
1,675 1,477
$ 7,103
Lodging - 0.48%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
1,850 1,694
Marriott International Inc/MD
2.85%, 04/15/2031 3,238 2,761
3.50%, 10/15/2032 2,766 2,424
4.90%, 04/15/2029 539 536
Melco Resorts Finance Ltd
5.63%, 07/17/2027 800 714
5.75%, 07/21/2028 750 651
Station Casinos LLC
4.63%, 12/01/2031
(i)
6,150 5,266
Studio City Finance Ltd
5.00%, 01/15/2029 450 352
$ 14,398
Machinery - Construction & Mining - 0.31%
Caterpillar Financial Services Corp
1.45%, 05/15/2025 2,677 2,523
1.70%, 01/08/2027
(h)
1,676 1,539
3.60%, 08/12/2027 1,095 1,073
4.80%, 01/06/2026 1,295 1,315
5.40%, 03/10/2025 1,604 1,631
Komatsu Finance America Inc
5.50%, 10/06/2027
(i)
1,174 1,221
$ 9,302
Machinery - Diversified - 0.55%
CNH Industrial Capital LLC
1.88%, 01/15/2026 327 303
5.45%, 10/14/2025 544 550
John Deere Capital Corp
1.30%, 10/13/2026 1,055 956
3.40%, 06/06/2025 3,345 3,280
4.75%, 01/20/2028 1,619 1,657
nVent Finance Sarl
2.75%, 11/15/2031 939 766
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(i)
10,300 9,167
$ 16,679
Media - 1.80%
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
2,425 1,986
4.25%, 01/15/2034
(i)
1,950 1,485
4.50%, 05/01/2032 675 540
4.75%, 03/01/2030
(i)
750 645
5.38%, 06/01/2029
(i)
1,575 1,444
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 2,032 1,389
3.70%, 04/01/2051 500 317
3.85%, 04/01/2061 2,127 1,302
4.80%, 03/01/2050 1,580 1,197
5.38%, 04/01/2038 257 223
6.48%, 10/23/2045 1,000 927
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp
2.94%, 11/01/2056 $ 441 $ 293
4.15%, 10/15/2028 2,387 2,367
4.60%, 10/15/2038 1,622 1,567
5.25%, 11/07/2025 563 575
CSC Holdings LLC
4.13%, 12/01/2030
(i)
750 538
4.63%, 12/01/2030
(i)
3,151 1,538
7.50%, 04/01/2028
(h),(i)
625 391
Discovery Communications LLC
5.30%, 05/15/2049 1,985 1,623
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(i)
414 383
Nexstar Media Inc
5.63%, 07/15/2027
(i)
2,150 2,019
Paramount Global
4.38%, 03/15/2043 5,063 3,615
5.85%, 09/01/2043 441 378
Radiate Holdco LLC / Radiate Finance Inc
6.50%, 09/15/2028
(i)
1,945 908
Sirius XM Radio Inc
3.88%, 09/01/2031
(i)
1,175 888
4.13%, 07/01/2030
(i)
500 401
SportsNet New York
10.25%, 01/15/2025
(e),(f)
20,090 19,086
Time Warner Cable LLC
6.55%, 05/01/2037 2,474 2,411
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
3,825 3,223
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
850 806
$ 54,465
Mining - 0.80%
Arconic Corp
6.13%, 02/15/2028
(i)
6,250 6,168
Century Aluminum Co
7.50%, 04/01/2028
(i)
9,530 8,987
Constellium SE
3.75%, 04/15/2029
(i)
1,275 1,097
5.63%, 06/15/2028
(i)
775 744
5.88%, 02/15/2026
(i)
275 274
Newmont Corp
4.88%, 03/15/2042 650 625
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(i)
19,888 —
Novelis Corp
3.88%, 08/15/2031
(i)
425 356
4.75%, 01/30/2030
(i)
1,214 1,099
Rio Tinto Finance USA PLC
5.13%, 03/09/2053 1,318 1,358
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
1,940 1,744
Stillwater Mining Co
4.50%, 11/16/2029 2,250 1,855
$ 24,307
Miscellaneous Manufacturers - 0.30%
3M Co
4.00%, 09/14/2048
(h)
1,000 871
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 903
Parker-Hannifin Corp
4.25%, 09/15/2027 1,431 1,413

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Siemens Financieringsmaatschappij NV
0.25%, 06/05/2024 EUR 1,000 $ 1,067
0.25%, 02/20/2029 1,500 1,408
3.25%, 05/27/2025
(i)
$ 3,549 3,460
$ 9,122
Oil & Gas - 2.75%
BP Capital Markets America Inc
2.72%, 01/12/2032 1,500 1,312
3.00%, 02/24/2050 2,340 1,676
3.54%, 04/06/2027 3,951 3,858
BP Capital Markets PLC
4.88%, 03/22/2030
(g),(k)
7,960 7,314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Callon Petroleum Co
7.50%, 06/15/2030
(h),(i)
1,100 1,045
Chesapeake Energy Corp
6.75%, 04/15/2029
(i)
1,025 1,015
Chevron Corp
1.55%, 05/11/2025 1,538 1,454
Chevron USA Inc
4.20%, 10/15/2049 667 576
CNX Resources Corp
7.38%, 01/15/2031
(i)
1,550 1,496
Comstock Resources Inc
5.88%, 01/15/2030
(i)
5,125 4,400
6.75%, 03/01/2029
(i)
525 475
ConocoPhillips Co
2.40%, 03/07/2025 2,600 2,497
Diamondback Energy Inc
4.40%, 03/24/2051 1,653 1,346
6.25%, 03/15/2053 2,114 2,209
Ecopetrol SA
6.88%, 04/29/2030 1,725 1,559
Energean Israel Finance Ltd
5.88%, 03/30/2031
(i)
3,075 2,675
Energean PLC
6.50%, 04/30/2027 1,000 905
EQT Corp
3.63%, 05/15/2031
(h),(i)
3,541 3,080
Exxon Mobil Corp
4.23%, 03/19/2040 500 471
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/2025
(g),(i),(k)
2,825 1,776
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
Hess Corp
6.00%, 01/15/2040 608 619
HF Sinclair Corp
5.88%, 04/01/2026 3,085 3,127
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 02/01/2031
(i)
1,525 1,406
6.25%, 04/15/2032
(i)
2,425 2,267
KazMunayGas National Co JSC
6.38%, 10/24/2048 2,950 2,482
Kosmos Energy Ltd
7.13%, 04/04/2026 1,725 1,540
7.75%, 05/01/2027 350 302
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
3,650 3,449
Marathon Oil Corp
6.60%, 10/01/2037 1,336 1,376
MEG Energy Corp
5.88%, 02/01/2029
(i)
1,125 1,080
Occidental Petroleum Corp
6.20%, 03/15/2040 700 719
6.45%, 09/15/2036 400 425
6.60%, 03/15/2046 3,100 3,308
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Permian Resources Operating LLC
5.88%, 07/01/2029
(i)
$ 3,125 $ 2,957
Petroleos de Venezuela SA
0.00%, 11/17/2021
(d)
17,250 647
0.00%, 05/16/2024
(d)
38,002 1,235
0.00%, 11/15/2026
(d)
12,045 343
0.00%, 04/12/2027
(d)
425 14
0.00%, 05/17/2035
(d)
536 21
Petroleos Mexicanos
6.49%, 01/23/2027 850 761
6.63%, 06/15/2035 3,650 2,536
Phillips 66
3.85%, 04/09/2025 2,100 2,058
Pioneer Natural Resources Co
5.10%, 03/29/2026 815 823
Southwestern Energy Co
4.75%, 02/01/2032 700 617
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 252 227
4.50%, 04/30/2030 1,300 1,160
5.88%, 03/15/2028 75 73
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 1,475 1,315
TotalEnergies SE
2.63%, 02/26/2025
(g),(k)
EUR 1,600 1,664
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
8.75%, 02/15/2030
(i)
$ 825 832
Valero Energy Corp
2.80%, 12/01/2031 1,000 845
6.63%, 06/15/2037 200 219
Var Energi ASA
7.50%, 01/15/2028
(i)
1,498 1,579
$ 83,165
Oil & Gas Services - 0.12%
Halliburton Co
4.75%, 08/01/2043 1,256 1,120
4.85%, 11/15/2035 1,480 1,446
Schlumberger Holdings Corp
3.90%, 05/17/2028
(i)
1,129 1,094
$ 3,660
Packaging & Containers - 1.16%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,885 1,573
4.00%, 05/17/2025 853 834
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(i)
6,950 5,661
Sonoco Products Co
1.80%, 02/01/2025 4,690 4,421
Trident TPI Holdings Inc
6.63%, 11/01/2025
(i)
11,674 11,674
9.25%, 08/01/2024
(i)
5,210 5,331
Trivium Packaging Finance BV
5.50%, 08/15/2026
(i)
5,825 5,655
$ 35,149
Pharmaceuticals - 1.78%
AbbVie Inc
4.05%, 11/21/2039 5,732 5,071
4.25%, 11/21/2049 2,617 2,294
AmerisourceBergen Corp
3.45%, 12/15/2027 540 518
4.30%, 12/15/2047 1,180 1,017
Astrazeneca Finance LLC
4.88%, 03/03/2028 1,595 1,647
4.90%, 03/03/2030 1,743 1,802

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
4.00%, 01/17/2029 $ 1,150 $ 1,143
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 1,300 1,346
Becton Dickinson & Co
4.30%, 08/22/2032 $ 635 616
4.69%, 02/13/2028 5,848 5,916
Bristol-Myers Squibb Co
0.75%, 11/13/2025 1,619 1,487
3.90%, 02/20/2028 1,579 1,569
Cardinal Health Inc
4.60%, 03/15/2043 1,706 1,492
Cigna Group/The
3.40%, 03/15/2050 2,554 1,879
3.88%, 10/15/2047 599 484
4.80%, 08/15/2038 2,500 2,426
CVS Health Corp
4.78%, 03/25/2038 3,722 3,554
5.05%, 03/25/2048 700 654
5.13%, 07/20/2045 2,795 2,644
Eli Lilly & Co
4.95%, 02/27/2063 875 913
Johnson & Johnson
1.65%, 05/20/2035 EUR 1,500 1,393
Merck & Co Inc
1.70%, 06/10/2027 $ 1,250 1,141
Mylan Inc
5.20%, 04/15/2048 200 154
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(i)
1,150 1,025
Pfizer Inc
2.55%, 05/28/2040 4,000 3,027
Sanofi
1.88%, 03/21/2038 EUR 1,700 1,573
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 1,914 1,824
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,275 1,220
Viatris Inc
3.85%, 06/22/2040 1,418 979
4.00%, 06/22/2050 3,638 2,360
Zoetis Inc
5.40%, 11/14/2025 541 551
$ 53,719
Pipelines - 2.13%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(i)
2,050 1,920
5.75%, 01/15/2028
(i)
825 799
Boardwalk Pipelines LP
3.60%, 09/01/2032 862 752
Buckeye Partners LP
4.50%, 03/01/2028
(i)
1,025 932
5.60%, 10/15/2044 375 270
5.85%, 11/15/2043 1,450 1,116
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
2,025 1,695
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,005 1,866
Enbridge Inc
2.50%, 08/01/2033 2,700 2,183
6.00%, 01/15/2077
(k)
3,400 3,178
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(k)
4,100 3,703
3 Month USD LIBOR + 3.64%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP
4.90%, 03/15/2035 $ 526 $ 495
4.95%, 05/15/2028 1,402 1,390
5.35%, 05/15/2045 1,482 1,320
5.75%, 02/15/2033 3,759 3,833
6.13%, 12/15/2045 828 809
EnLink Midstream LLC
6.50%, 09/01/2030
(i)
1,550 1,566
Enterprise Products Operating LLC
3.70%, 01/31/2051 436 335
5.25%, 08/16/2077
(k)
526 456
3 Month USD LIBOR + 3.03%
5.35%, 01/31/2033 540 562
EQM Midstream Partners LP
4.75%, 01/15/2031
(i)
1,625 1,332
Genesis Energy LP / Genesis Energy Finance
Corp
8.00%, 01/15/2027 2,705 2,699
8.88%, 04/15/2030
(h)
1,150 1,152
Gray Oak Pipeline LLC
2.00%, 09/15/2023
(i)
1,226 1,208
3.45%, 10/15/2027
(i)
1,974 1,772
Hess Midstream Operations LP
5.50%, 10/15/2030
(i)
1,050 977
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(i)
2,625 2,447
New Fortress Energy Inc
6.75%, 09/15/2025
(i)
1,375 1,309
ONEOK Partners LP
6.65%, 10/01/2036 3,238 3,420
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 805 609
6.65%, 01/15/2037 1,427 1,484
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(i)
1,375 1,223
4.95%, 07/15/2029
(i)
2,000 1,847
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037
(i)
752 774
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 1,824 1,859
Transcanada Trust
5.60%, 03/07/2082
(k)
5,800 4,904
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(k)
882 835
3 Month USD LIBOR + 4.64%
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030
(i)
1,025 1,039
Western Midstream Operating LP
5.30%, 03/01/2048 1,550 1,308
Williams Cos Inc/The
5.75%, 06/24/2044 2,229 2,209
6.30%, 04/15/2040 900 950
$ 64,537
Real Estate - 0.19%
Country Garden Holdings Co Ltd
2.70%, 07/12/2026 200 91
3.13%, 10/22/2025 700 349
4.20%, 02/06/2026 1,400 675
5.40%, 05/27/2025 300 175
7.25%, 04/08/2026 200 104

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
MAF Global Securities Ltd
7.88%, 06/30/2027
(g),(k)
$ 3,025 $ 3,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
NE Property BV
3.38%, 07/14/2027 EUR 725 708
Ontario Teachers' Cadillac Fairview Properties
Trust
2.50%, 10/15/2031
(i)
$ 830 674
$ 5,838
REITs - 0.65%
American Tower Corp
3.10%, 06/15/2050 1,050 701
Corporate Office Properties LP
2.90%, 12/01/2033 563 393
Crown Castle Inc
2.90%, 04/01/2041 1,350 965
4.80%, 09/01/2028 4,000 4,006
5.00%, 01/11/2028 1,080 1,092
5.20%, 02/15/2049 525 490
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(i)
450 399
Host Hotels & Resorts LP
3.50%, 09/15/2030 2,374 2,021
LXP Industrial Trust
2.38%, 10/01/2031 828 640
National Health Investors Inc
3.00%, 02/01/2031 1,492 1,125
Office Properties Income Trust
3.45%, 10/15/2031 509 262
Omega Healthcare Investors Inc
3.25%, 04/15/2033 3,212 2,409
3.38%, 02/01/2031 1,084 861
Scentre Group Trust 2
4.75%, 09/24/2080
(i),(k)
1,400 1,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
Vornado Realty LP
2.15%, 06/01/2026 892 740
Welltower OP LLC
4.00%, 06/01/2025 1,400 1,365
Weyerhaeuser Co
4.00%, 03/09/2052 1,111 912
$ 19,641
Retail - 1.45%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
5,775 5,041
Advance Auto Parts Inc
5.90%, 03/09/2026 1,052 1,080
AutoZone Inc
4.75%, 02/01/2033 531 528
Dollar Tree Inc
4.20%, 05/15/2028 2,800 2,745
Home Depot Inc/The
4.25%, 04/01/2046 800 727
4.50%, 12/06/2048 900 853
IRB Holding Corp
7.00%, 06/15/2025
(i)
1,575 1,594
Kohl's Corp
5.55%, 07/17/2045 957 557
LBM Acquisition LLC
6.25%, 01/15/2029
(i)
2,125 1,692
Lowe's Cos Inc
3.00%, 10/15/2050 600 401
4.45%, 04/01/2062 811 666
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(i)
5,075 4,758
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald's Corp
3.50%, 07/01/2027 $ 1,153 $ 1,121
3.63%, 09/01/2049 1,818 1,442
O'Reilly Automotive Inc
3.60%, 09/01/2027 1,102 1,069
Park River Holdings Inc
6.75%, 08/01/2029
(i)
1,275 931
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(i)
3,250 2,949
SRS Distribution Inc
6.00%, 12/01/2029
(i)
2,000 1,629
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
800 701
Target Corp
1.95%, 01/15/2027
(h)
4,049 3,767
Walmart Inc
2.85%, 07/08/2024 4,437 4,355
3.90%, 04/15/2028 4,000 3,995
5.63%, 03/27/2034 GBP 1,000 1,364
$ 43,965
Savings & Loans - 0.18%
Nationwide Building Society
2.00%, 07/25/2029
(k)
EUR 2,700 2,845
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.50%
New York Community Bancorp Inc
5.90%, 11/06/2028
(k)
$ 2,607 2,454
3 Month USD LIBOR + 2.78%
$ 5,299
Semiconductors - 0.34%
Broadcom Inc
2.45%, 02/15/2031
(i)
2,408 1,974
3.19%, 11/15/2036
(i)
2,193 1,669
Intel Corp
5.20%, 02/10/2033 1,333 1,361
5.90%, 02/10/2063 611 629
KLA Corp
4.95%, 07/15/2052 1,210 1,198
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 900 857
QUALCOMM Inc
6.00%, 05/20/2053 621 706
Texas Instruments Inc
4.60%, 02/15/2028 1,074 1,101
5.00%, 03/14/2053 878 909
$ 10,404
Software - 1.38%
ACI Worldwide Inc
5.75%, 08/15/2026
(i)
375 374
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(i)
2,375 2,137
4.88%, 07/01/2029
(i)
3,725 3,355
CWT Travel Group Inc
8.50%, 11/19/2026
(i)
7,000 4,936
Fidelity National Information Services Inc
5.63%, 07/15/2052 968 930
Fiserv Inc
4.40%, 07/01/2049 1,845 1,570
Microsoft Corp
2.92%, 03/17/2052 4,223 3,236
Oracle Corp
2.30%, 03/25/2028 2,843 2,543
3.60%, 04/01/2040 1,500 1,165
3.80%, 11/15/2037 3,500 2,928
4.00%, 11/15/2047 908 697

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
4.90%, 02/06/2033 $ 856 $ 843
5.55%, 02/06/2053 420 404
Playtika Holding Corp
4.25%, 03/15/2029
(i)
5,200 4,420
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
3,350 3,243
Take-Two Interactive Software Inc
4.95%, 03/28/2028 5,000 5,042
Twilio Inc
3.88%, 03/15/2031
(h)
1,750 1,462
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
2,775 2,393
$ 41,678
Sovereign - 2.40%
Angolan Government International Bond
8.00%, 11/26/2029
(i)
1,650 1,386
8.00%, 11/26/2029 1,500 1,260
Bahamas Government International Bond
6.00%, 11/21/2028 1,550 1,182
9.00%, 06/16/2029
(i)
500 429
Bonos de la Tesoreria de la Republica en pesos
5.80%, 06/01/2024
(i)
CLP 2,575,000 3,121
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 14,400 2,737
Colombian TES
6.00%, 04/28/2028 COP 17,000,000 2,899
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 36,100 1,492
1.25%, 02/14/2025 34,000 1,482
2.40%, 09/17/2025 34,000 1,487
Dominican Republic International Bond
6.85%, 01/27/2045 $ 2,725 2,447
Ecuador Government International Bond
2.50%, 07/31/2035
(n)
3,975 1,454
El Salvador Government International Bond
7.65%, 06/15/2035 3,938 1,977
Hungary Government Bond
16.29%, 04/22/2027 HUF 600,000 1,749
3 Month Budapest Interbank Offered Rate
+ 0.00%
Hungary Government International Bond
6.25%, 09/22/2032 $ 2,400 2,487
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 27,100,000 1,853
6.50%, 02/15/2031 12,100,000 824
7.00%, 02/15/2033 12,800,000 900
Iraq International Bond
5.80%, 01/15/2028 $ 3,404 3,175
Istanbul Metropolitan Municipality
10.75%, 04/12/2027
(i)
1,000 988
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 1,750 1,571
5.75%, 12/31/2032
(n)
$ 1,851 1,702
Mexican Bonos
7.75%, 11/23/2034 MXN 87,000 4,444
Mexico Government International Bond
4.28%, 08/14/2041 $ 3,161 2,639
6.34%, 05/04/2053 400 412
Montenegro Government International Bond
2.88%, 12/16/2027 EUR 1,725 1,527
Nigeria Government International Bond
8.38%, 03/24/2029 $ 1,725 1,402
Peru Government Bond
5.40%, 08/12/2034 PEN 3,600 818
6.15%, 08/12/2032 3,200 790
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peruvian Government International Bond
6.35%, 08/12/2028 PEN 6,100 $ 1,600
Republic of Cameroon International Bond
5.95%, 07/07/2032
(i)
EUR 1,800 1,385
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 724
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 64,800 2,972
Republic of South Africa Government
International Bond
4.85%, 09/30/2029 $ 2,425 2,174
Republic of Uzbekistan International Bond
5.38%, 02/20/2029 1,200 1,108
Romania Government Bond
4.85%, 04/22/2026 RON 8,000 1,688
Romanian Government International Bond
7.13%, 01/17/2033 $ 3,200 3,421
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,175 1,980
5.38%, 06/08/2037
(i)
700 488
Serbia International Bond
6.50%, 09/26/2033 $ 1,700 1,723
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(d)
2,600 416
Tunisian Republic
5.75%, 01/30/2025 525 269
6.38%, 07/15/2026 EUR 1,050 554
Ukraine Government International Bond
0.00%, 09/01/2028
(d)
$ 3,075 527
Venezuela Government International Bond
0.00%, 10/13/2019
(d)
15,701 1,021
$ 72,684
Supranational Bank - 0.30%
European Bank for Reconstruction &
Development
1.50%, 02/13/2025 2,203 2,101
Inter-American Development Bank
1.13%, 07/20/2028 3,400 2,995
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 2,772 2,435
3.13%, 11/20/2025 1,421 1,393
$ 8,924
Telecommunications - 2.61%
America Movil SAB de CV
2.88%, 05/07/2030 2,600 2,321
3.63%, 04/22/2029 1,100 1,041
AT&T Inc
2.45%, 03/15/2035 EUR 2,400 2,210
3.50%, 09/15/2053 $ 1,400 1,004
3.85%, 06/01/2060 661 488
4.38%, 09/14/2029 GBP 900 1,074
4.50%, 05/15/2035 $ 3,566 3,357
4.75%, 05/15/2046 1,913 1,714
4.90%, 08/15/2037 3,360 3,258
Axian Telecom
7.38%, 02/16/2027
(i)
1,825 1,654
British Telecommunications PLC
3.25%, 11/08/2029
(i)
3,100 2,810
C&W Senior Financing DAC
6.88%, 09/15/2027
(i)
3,075 2,691
CommScope Inc
4.75%, 09/01/2029
(i)
2,575 2,079
7.13%, 07/01/2028
(i)
350 251
8.25%, 03/01/2027
(i)
1,650 1,276
CommScope Technologies LLC
6.00%, 06/15/2025
(i)
543 510

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Corning Inc
5.45%, 11/15/2079 $ 2,350 $ 2,205
CT Trust
5.13%, 02/03/2032
(i)
1,200 990
Digicel International Finance Ltd/Digicel
international Holdings Ltd
8.75%, 05/25/2024
(i)
450 406
8.75%, 05/25/2024 3,475 3,136
Iliad Holding SASU
7.00%, 10/15/2028
(i)
1,000 946
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,400 1,774
Level 3 Financing Inc
3.63%, 01/15/2029
(i)
$ 1,650 923
3.75%, 07/15/2029
(i)
125 70
4.25%, 07/01/2028
(i)
1,025 598
4.63%, 09/15/2027
(i)
125 77
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(i)
1,825 1,086
NTT Finance Corp
1.16%, 04/03/2026
(i)
1,663 1,515
Telefonica Emisiones SA
4.90%, 03/06/2048 1,757 1,459
TELUS Corp
3.30%, 05/02/2029 CAD 3,400 2,358
T-Mobile USA Inc
3.00%, 02/15/2041 $ 4,913 3,652
3.60%, 11/15/2060 905 646
5.65%, 01/15/2053 439 453
Total Play Telecomunicaciones SA de CV
7.50%, 11/12/2025 1,500 1,049
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,050 997
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 650
2.85%, 09/03/2041 $ 2,318 1,680
3.00%, 11/20/2060 1,761 1,120
3.40%, 03/22/2041 2,007 1,580
3.55%, 03/22/2051 2,000 1,517
3.88%, 03/01/2052 772 620
4.40%, 11/01/2034 1,253 1,189
4.81%, 03/15/2039 400 383
4.86%, 08/21/2046 550 520
Viasat Inc
5.63%, 09/15/2025
(i)
4,550 4,345
5.63%, 04/15/2027
(i)
725 672
6.50%, 07/15/2028
(i)
2,330 1,849
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
3,450 2,860
Vodafone Group PLC
4.38%, 02/19/2043 443 375
5.13%, 06/04/2081
(k)
8,100 6,139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
5.63%, 02/10/2053 436 430
5.75%, 02/10/2063 872 863
$ 78,870
Transportation - 0.77%
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
4,510 4,337
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043 1,192 1,114
Canadian National Railway Co
4.40%, 08/05/2052 883 835
Canadian Pacific Railway Co
1.35%, 12/02/2024 2,411 2,278
4.70%, 05/01/2048 957 891
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp
4.50%, 11/15/2052 $ 1,009 $ 928
FedEx Corp
5.25%, 05/15/2050
(h)
550 537
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 2,943 2,456
Georgian Railway JSC
4.00%, 06/17/2028
(i)
1,100 935
Transnet SOC Ltd
8.25%, 02/06/2028
(i)
1,500 1,484
Union Pacific Corp
3.38%, 02/14/2042 1,500 1,243
3.50%, 02/14/2053 2,000 1,587
United Parcel Service Inc
2.20%, 09/01/2024 4,911 4,754
$ 23,379
Trucking & Leasing - 0.17%
GATX Corp
3.25%, 09/15/2026 1,416 1,335
Penske Truck Leasing Co Lp / PTL Finance Corp
3.40%, 11/15/2026
(i)
1,697 1,594
4.40%, 07/01/2027
(i)
132 127
5.70%, 02/01/2028
(i)
2,079 2,103
$ 5,159
Water - 0.08%
American Water Capital Corp
2.80%, 05/01/2030 800 717
Essential Utilities Inc
2.70%, 04/15/2030 1,250 1,088
3.35%, 04/15/2050 774 554
$ 2,359
TOTAL BONDS $ 2,109,220
SENIOR FLOATING RATE INTERESTS
- 12.83%
Principal
Amount (000's) Value (000's)
Advertising - 0.22%
ABG Intermediate Holdings 2 LLC
8.41%, 12/21/2028
(p)
$ 541 $ 533
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
10.91%, 12/20/2029
(p)
2,210 2,033
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
8.33%, 08/07/2026
(p)
3,403 3,201
3 Month USD LIBOR + 3.50%
Dotdash Meredith Inc
8.90%, 12/01/2028
(p)
990 905
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 6,672
Aerospace & Defense - 0.03%
TransDigm Inc
8.15%, 08/24/2028
(p)
804 803
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Airlines - 0.29%
AAdvantage Loyalty IP Ltd
10.00%, 03/10/2028
(p)
1,870 1,881
3 Month USD LIBOR + 4.75%
Air Canada
8.37%, 08/11/2028
(p)
721 719
3 Month USD LIBOR + 3.50%
Mileage Plus Holdings LLC
10.21%, 06/21/2027
(p)
345 358
3 Month USD LIBOR + 5.25%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
SkyMiles IP Ltd
8.56%, 09/16/2027
(p)
$ 1,661 $ 1,720
3 Month USD LIBOR + 3.75%
United Airlines Inc
8.77%, 04/21/2028
(p)
717 714
3 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
8.06%, 12/11/2026
(p)
3,460 3,266
1 Month USD LIBOR + 3.00%
$ 8,658
Apparel - 0.04%
Birkenstock US BidCo Inc
8.06%, 04/28/2028
(p)
897 889
1 Month USD LIBOR + 3.75%
Crocs Inc
8.41%, 02/19/2029
(p)
418 417
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 1,306
Automobile Parts & Equipment - 0.25%
Clarios Global LP
0.00%, 04/19/2030
(p),(q)
1,710 1,707
8.09%, 04/30/2026
(p)
1,635 1,630
1 Month USD LIBOR + 3.25%
Dexko Global Inc
8.91%, 10/04/2028
(p)
359 341
1 Month USD LIBOR + 3.75%
First Brands Group LLC
10.28%, 03/24/2027
(p)
2,618 2,532
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
13.60%, 03/24/2028
(p)
1,475 1,295
6 Month USD LIBOR + 8.50%
$ 7,505
Beverages - 0.08%
City Brewing Co LLC
8.76%, 04/05/2028
(p)
535 211
1 Month USD LIBOR + 3.50%
Naked Juice LLC
8.25%, 01/24/2029
(p)
82 73
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
11.00%, 01/24/2030
(p)
135 101
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Pegasus Bidco BV
8.01%, 05/05/2029
(p)
453 448
Secured Overnight Financing Rate + 4.25%
Triton Water Holdings Inc
8.66%, 03/31/2028
(p)
1,648 1,559
3 Month USD LIBOR + 3.50%
$ 2,392
Building Materials - 0.08%
Chariot Buyer LLC
8.09%, 10/22/2028
(p)
1,071 1,039
1 Month USD LIBOR + 3.50%
Standard Industries Inc/NJ
7.33%, 08/06/2028
(p)
713 710
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Zurn LLC
6.84%, 10/04/2028
(p)
590 589
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 2,338
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.41%
Aruba Investments Holdings LLC
12.59%, 10/27/2028
(p)
$ 8,680 $ 7,725
1 Month USD LIBOR + 7.75%
ASP Unifrax Holdings Inc
8.91%, 12/12/2025
(p)
897 825
3 Month USD LIBOR + 3.75%
Axalta Coating Systems US Holdings Inc
7.90%, 12/07/2029
(p)
618 619
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Diamond BC BV
7.58%, 09/29/2028
(p)
1,076 1,074
3 Month USD LIBOR + 2.75%
Discovery Purchaser Corp
9.28%, 08/04/2029
(p)
239 229
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Eco Services Operations Corp
0.00%, 06/08/2028
(p),(q)
300 299
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
INEOS US Petrochem LLC
7.59%, 01/29/2026
(p)
247 245
1 Month USD LIBOR + 2.75%
Innophos Holdings Inc
8.09%, 02/05/2027
(p)
230 228
1 Month USD LIBOR + 3.25%
Nouryon USA LLC
7.53%, 10/01/2025
(p)
290 288
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Trinseo Materials Operating SCA
6.84%, 09/06/2024
(p)
528 520
3 Month USD LIBOR + 2.00%
WR Grace Holdings LLC
8.94%, 09/22/2028
(p)
240 240
3 Month USD LIBOR + 3.75%
$ 12,292
Commercial Services - 1.62%
Avis Budget Car Rental LLC
6.60%, 08/06/2027
(p)
1,112 1,101
1 Month USD LIBOR + 1.75%
8.41%, 03/16/2029
(p)
443 442
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
5.00%, PIK 10.00%, 10/15/2026
(o),(p)
324 336
Belron Finance US LLC
7.06%, 10/30/2026
(p)
538 537
3 Month USD LIBOR + 2.25%
Belron Luxembourg Sarl
7.83%, 04/18/2029
(p)
235 234
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CHG Healthcare Services Inc
8.09%, 09/29/2028
(p)
359 357
1 Month USD LIBOR + 3.25%
Creative Artists Agency LLC
0.00%, 11/26/2028
(p),(q)
500 498
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Driven Brands Holdings Inc
7.95%, 12/17/2028
(p)
1,079 1,056
12 Month USD LIBOR + 3.00%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Element Materials Technology Group US
Holdings Inc
9.25%, 04/12/2029
(p)
$ 137 $ 135
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.25%, 06/22/2029
(p)
63 62
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Garda World Security Corp
9.29%, 10/30/2026
(p)
250 249
1 Month USD LIBOR + 4.25%
Hertz Corp/The
8.09%, 06/14/2028
(p)
279 278
1 Month USD LIBOR + 3.25%
8.41%, 06/14/2028
(p)
1,461 1,455
1 Month USD LIBOR + 3.25%
KUEHG Corp
13.41%, 08/22/2025
(p)
16,360 15,713
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
12.42%, 03/13/2026
(p)
17,700 16,373
3 Month USD LIBOR + 7.50%
Prime Security Services Borrower LLC
7.61%, 09/23/2026
(p)
3,765 3,756
3 Month USD LIBOR + 2.75%
Sabert Corp
9.40%, 12/10/2026
(p)
359 358
1 Month USD LIBOR + 4.50%
Syniverse Holdings LLC/DE
11.90%, 05/13/2027
(p)
1,356 1,177
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Trans Union LLC
6.59%, 11/13/2026
(p)
537 534
1 Month USD LIBOR + 1.75%
7.09%, 11/17/2028
(p)
721 718
1 Month USD LIBOR + 2.25%
Travelport Finance Luxembourg Sarl
6.23%, PIK 7.25%, 02/28/2025
(o),(p)
912 921
3 Month USD LIBOR + 7.00%
Verscend Holding Corp
8.84%, 08/27/2025
(p)
897 895
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
7.59%, 02/05/2026
(p)
897 878
1 Month USD LIBOR + 3.00%
WEX Inc
7.09%, 03/31/2028
(p)
359 358
1 Month USD LIBOR + 2.25%
WMB Holdings Inc
0.00%, 11/01/2029
(p),(q)
499 498
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 48,919
Computers - 0.10%
Amentum Government Services Holdings LLC
8.91%, 02/15/2029
(p)
545 522
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Magenta Buyer LLC
9.58%, 07/27/2028
(p)
236 198
1 Month USD LIBOR + 4.75%
McAfee Corp
8.65%, 03/01/2029
(p)
778 732
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NCR Corp
7.33%, 08/28/2026
(p)
$ 533 $ 525
3 Month USD LIBOR + 2.50%
Perforce Software Inc
8.59%, 07/01/2026
(p)
246 228
1 Month USD LIBOR + 3.75%
Vision Solutions Inc
9.25%, 04/23/2028
(p)
533 473
3 Month USD LIBOR + 4.00%
World Wide Tech
8.15%, 02/28/2030
(p)
250 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,926
Consumer Products - 0.14%
Kronos Acquisition Holdings Inc
8.70%, 12/22/2026
(p)
439 427
3 Month USD LIBOR + 3.75%
11.02%, 12/22/2026
(p)
274 270
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
VC GB Holdings I Corp
11.59%, 06/29/2029
(p)
2,560 2,031
3 Month USD LIBOR + 6.75%
11.59%, 06/29/2029
(p)
1,825 1,448
3 Month USD LIBOR + 6.75%
$ 4,176
Distribution & Wholesale - 0.16%
Core & Main LP
7.64%, 07/27/2028
(p)
896 890
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Infinite Bidco LLC
12.16%, 02/24/2029
(p)
4,850 4,098
3 Month USD LIBOR + 7.00%
$ 4,988
Diversified Financial Services - 0.03%
FleetCor Technologies Operating Co LLC
6.59%, 04/28/2028
(p)
897 886
1 Month USD LIBOR + 1.75%
Electric - 0.21%
PG&E Corp
7.88%, 06/23/2025
(p)
897 894
1 Month USD LIBOR + 3.00%
Talen Energy Supply LLC
0.00%, 04/25/2030
(p),(q)
1,726 1,685
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
0.00%, 04/25/2030
(p),(q)
1,399 1,365
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
8.59%, 07/08/2026
(p)
1,553 1,574
1 Month USD LIBOR + 3.75%
9.52%, 11/10/2023
(p)
853 854
Secured Overnight Financing Rate + 4.75%
$ 6,372
Electronics - 0.02%
Coherent Corp
7.67%, 07/01/2029
(p)
347 345
1 Month USD LIBOR + 2.75%
Ingram Micro Inc
8.66%, 06/30/2028
(p)
398 389
3 Month USD LIBOR + 3.50%
$ 734

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.41%
Brand Industrial Services Inc
9.24%, 06/21/2024
(p)
$ 5,526 $ 5,191
3 Month USD LIBOR + 4.25%
Brown Group Holding LLC
7.41%, 06/07/2028
(p)
352 344
1 Month USD LIBOR + 2.50%
8.46%, 06/08/2029
(p)
398 395
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
7.45%, 08/18/2028
(p)
489 484
3 Month USD LIBOR + 2.50%
KKR Apple Bidco LLC
7.59%, 07/14/2028
(p)
359 354
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.81%, 09/22/2028
(p)
359 358
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
10.59%, 09/23/2029
(p)
5,392 5,284
1 Month USD LIBOR + 5.75%
$ 12,410
Entertainment - 0.73%
AMC Entertainment Holdings Inc
7.95%, 03/20/2026
(p)
2,219 1,694
1 Month USD LIBOR + 3.00%
Bally's Corp
8.20%, 08/06/2028
(p)
243 233
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
6.85%, 03/17/2028
(p)
1,843 1,837
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Crown Finance US Inc
0.00%, 02/07/2025
(d),(p)
1,491 260
3 Month USD LIBOR + 2.50%
0.00%, 09/30/2026
(d),(p)
746 130
3 Month USD LIBOR + 2.75%
14.98%, 09/08/2023
(p)
1,739 1,771
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Crown UK Holdco Ltd
0.00%, 02/28/2023
(d),(p)
564 98
3 Month USD LIBOR + 2.75%
Entain Holdings Gibraltar Ltd
8.44%, 10/18/2029
(p)
908 910
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Everi Holdings Inc
7.34%, 06/30/2028
(p)
1,601 1,595
1 Month USD LIBOR + 2.50%
Flutter Financing BV
8.41%, 09/16/2028
(p)
687 687
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Formula One
8.06%, 01/15/2030
(p)
710 711
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lions Gate Capital Holdings LLC
7.09%, 03/24/2025
(p)
356 351
3 Month USD LIBOR + 2.25%
Merlin Entertainment
8.40%, 11/12/2026
(p)
49 48
3 Month USD LIBOR + 3.25%
8.41%, 11/12/2026
(p)
342 337
3 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
NAI Entertainment Holdings LLC
7.35%, 05/08/2025
(p)
$ 3,053 $ 2,800
3 Month USD LIBOR + 2.50%
Nascar Holdings LLC
7.34%, 10/19/2026
(p)
1,166 1,166
1 Month USD LIBOR + 2.50%
PCI Gaming Authority
7.34%, 05/29/2026
(p)
472 471
1 Month USD LIBOR + 2.50%
Penn Entertainment Inc
7.66%, 04/21/2029
(p)
317 315
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP
8.42%, 02/04/2029
(p)
228 224
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Scientific Games International Inc
7.98%, 04/14/2029
(p)
1,430 1,424
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SeaWorld Parks & Entertainment Inc
7.88%, 08/25/2028
(p)
787 784
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
7.41%, 07/21/2026
(p)
2,959 2,950
3 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
7.60%, 05/16/2025
(p)
1,342 1,338
3 Month USD LIBOR + 2.75%
$ 22,134
Environmental Control - 0.13%
Clean Harbors Inc
6.84%, 10/09/2028
(p)
359 360
1 Month USD LIBOR + 2.00%
Covanta Holding Corp
7.31%, 11/17/2028
(p)
382 380
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.31%, 11/17/2028
(p)
29 29
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GFL Environmental Inc
7.91%, 05/27/2027
(p)
3,209 3,209
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,978
Food - 0.10%
8th Avenue Food & Provisions Inc
8.59%, 09/19/2025
(p)
327 287
1 Month USD LIBOR + 3.75%
CHG PPC Parent LLC
7.87%, 12/08/2028
(p)
359 356
1 Month USD LIBOR + 3.00%
Froneri US Inc
7.41%, 01/31/2027
(p)
359 354
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
8.53%, 05/23/2025
(p)
717 559
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
7.27%, 08/03/2028
(p)
538 532
1 Month USD LIBOR + 2.00%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
US Foods Inc
6.81%, 09/14/2026
(p)
$ 206 $ 206
1 Month USD LIBOR + 2.00%
7.77%, 11/22/2028
(p)
730 730
1 Month USD LIBOR + 2.75%
$ 3,024
Forest Products & Paper - 0.02%
Asplundh Tree Expert LLC
6.59%, 09/06/2027
(p)
658 655
1 Month USD LIBOR + 1.75%
Healthcare - Products - 0.27%
Avantor Funding Inc
7.45%, 11/08/2027
(p)
143 143
1 Month USD LIBOR + 2.25%
Bausch + Lomb Corp
8.46%, 05/10/2027
(p)
3,087 3,000
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Curia Global Inc
8.53%, 08/30/2026
(p)
397 344
1 Month USD LIBOR + 3.75%
Embecta Corp
7.79%, 03/31/2029
(p)
204 201
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
ICU Medical Inc
7.55%, 12/15/2028
(p)
359 355
1 Month USD LIBOR + 2.50%
Insulet Corp
8.17%, 05/04/2028
(p)
717 716
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Medline Borrower LP
8.09%, 10/23/2028
(p)
2,674 2,594
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
8.59%, 07/02/2025
(p)
740 694
1 Month USD LIBOR + 3.75%
$ 8,047
Healthcare - Services - 0.70%
AHP Health Partners Inc
8.34%, 08/24/2028
(p)
489 488
1 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
11.95%, 12/09/2029
(p)
1,720 1,058
1 Month USD LIBOR + 7.00%
DaVita Inc
6.59%, 08/12/2026
(p)
181 179
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Eyecare Partners LLC
11.59%, 10/14/2029
(p)
6,544 4,933
3 Month USD LIBOR + 6.75%
Global Medical Response Inc
9.20%, 03/14/2025
(p)
494 302
1 Month USD LIBOR + 4.25%
9.24%, 10/02/2025
(p)
1,367 840
1 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
7.41%, 07/03/2028
(p)
741 740
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
LifePoint Health Inc
8.58%, 11/17/2025
(p)
625 587
1 Month USD LIBOR + 3.75%
8.58%, 11/17/2025
(p)
375 352
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
National Mentor Holdings Inc
12.25%, 03/02/2029
(p)
$ 725 $ 426
3 Month USD LIBOR + 7.25%
Phoenix Guarantor Inc
8.09%, 03/05/2026
(p)
356 350
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
8.09%, 11/15/2028
(p)
2,665 2,617
1 Month USD LIBOR + 3.25%
Select Medical Corp
7.35%, 03/06/2025
(p)
2,809 2,799
1 Month USD LIBOR + 2.50%
Sound Inpatient Physicians Holdings LLC
11.58%, 06/26/2026
(p)
5,750 3,881
1 Month USD LIBOR + 6.75%
Surgery Center Holdings Inc
8.70%, 09/03/2026
(p)
1,535 1,531
1 Month USD LIBOR + 3.75%
$ 21,083
Home Builders - 0.06%
Tecta America Corp
13.42%, 04/09/2029
(p)
2,100 1,939
1 Month USD LIBOR + 8.50%
Home Furnishings - 0.08%
AI Aqua Merger Sub Inc
8.58%, 07/30/2028
(p)
1,148 1,117
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MillerKnoll Inc
6.92%, 07/19/2028
(p)
897 873
1 Month USD LIBOR + 2.00%
Weber-Stephen Products LLC
8.09%, 10/30/2027
(p)
367 326
1 Month USD LIBOR + 3.25%
$ 2,316
Insurance - 0.74%
Acrisure LLC
8.34%, 02/15/2027
(p)
717 684
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
8.38%, 11/04/2027
(p)
600 595
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.51%, 11/06/2027
(p)
897 889
1 Month USD LIBOR + 3.50%
AmWINS Group Inc
7.66%, 02/18/2028
(p)
100 99
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
AssuredPartners Inc
8.31%, 02/12/2027
(p)
720 706
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
7.84%, 11/03/2024
(p)
1,111 1,108
1 Month USD LIBOR + 3.00%
8.09%, 07/31/2027
(p)
578 533
1 Month USD LIBOR + 3.25%
10.09%, 01/31/2028
(p)
7,350 6,149
1 Month USD LIBOR + 5.25%
10.09%, 01/20/2029
(p)
5,120 4,229
1 Month USD LIBOR + 5.25%
10.09%, 01/20/2029
(p)
2,300 1,900
1 Month USD LIBOR + 5.25%
10.09%, 01/20/2029
(p)
416 344
1 Month USD LIBOR + 5.25%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
BroadStreet Partners Inc
7.84%, 01/27/2027
(p)
$ 478 $ 470
1 Month USD LIBOR + 3.00%
8.09%, 01/27/2027
(p)
359 352
1 Month USD LIBOR + 3.25%
HUB International Ltd
8.02%, 04/25/2025
(p)
897 894
3 Month USD LIBOR + 3.00%
8.51%, 04/25/2025
(p)
717 715
1 Month USD LIBOR + 3.25%
8.73%, 10/30/2029
(p)
190 189
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Ryan Specialty Group LLC
7.91%, 09/01/2027
(p)
1,076 1,073
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
USI Inc/NY
8.65%, 11/14/2029
(p)
1,408 1,404
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 22,333
Internet - 0.68%
CNT Holdings I Corp
8.46%, 11/08/2027
(p)
805 796
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
11.71%, 11/06/2028
(p)
8,701 8,208
1 Month USD LIBOR + 6.75%
Gen Digital Inc
7.16%, 09/12/2029
(p)
2,585 2,555
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
MH Sub I LLC
11.06%, 02/12/2029
(p)
7,550 6,980
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc
8.09%, 08/31/2028
(p)
244 239
3 Month USD LIBOR + 3.25%
Ten-X LLC
8.84%, 09/29/2024
(p)
2,010 1,925
3 Month USD LIBOR + 4.00%
$ 20,703
Investment Companies - 0.20%
Nexus Buyer LLC
11.09%, 11/05/2029
(p)
6,600 5,928
3 Month USD LIBOR + 6.25%
Leisure Products & Services - 0.21%
Alterra Mountain Co
8.34%, 08/17/2028
(p)
717 714
1 Month USD LIBOR + 3.50%
Carnival Corp
7.84%, 06/30/2025
(p)
718 712
6 Month USD LIBOR + 3.00%
8.09%, 10/18/2028
(p)
457 448
6 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
7.91%, 09/18/2024
(p)
2,353 2,220
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
8.16%, 03/08/2024
(p)
1,234 1,111
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
7.34%, 05/28/2028
(p)
535 519
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
SRAM LLC
7.59%, 05/18/2028
(p)
$ 539 $ 530
1 Month USD LIBOR + 2.75%
Topgolf Callaway Brands Corp
0.00%, 03/14/2030
(p),(q)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 6,504
Lodging - 0.10%
Fertitta Entertainment LLC/NV
8.81%, 01/13/2029
(p)
2,624 2,550
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Hilton Worldwide Finance LLC
6.82%, 06/18/2026
(p)
500 499
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 3,049
Machinery - Diversified - 0.64%
Ali Group North America Corp
6.95%, 07/30/2029
(p)
932 928
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Chart Industries Inc
8.74%, 12/07/2029
(p)
330 330
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Engineered Machinery Holdings Inc
11.16%, 05/21/2029
(p)
19,333 17,593
3 Month USD LIBOR + 6.00%
TK Elevator US Newco Inc
8.60%, 07/30/2027
(p)
177 173
6 Month USD LIBOR + 3.50%
Victory Buyer LLC
0.00%, 11/18/2028
(p),(q)
220 192
1 Month USD LIBOR + 3.75%
$ 19,216
Media - 0.40%
Altice Financing SA
9.99%, 10/31/2027
(p)
1,234 1,208
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Cengage Learning Inc
9.88%, 07/14/2026
(p)
1,614 1,573
6 Month USD LIBOR + 4.75%
CSC Holdings LLC
9.39%, 01/16/2028
(p)
1,469 1,350
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Diamond Sports Group LLC
8.03%, 08/24/2026
(p)
2,475 158
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
9.84%, 08/02/2027
(p)
1,584 1,519
1 Month USD LIBOR + 5.00%
Gray Television Inc
7.42%, 01/02/2026
(p)
363 359
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
iHeartCommunications Inc
7.84%, 05/01/2026
(p)
1,907 1,642
1 Month USD LIBOR + 3.00%
McGraw-Hill Education Inc
9.82%, 07/28/2028
(p)
945 910
1 Month USD LIBOR + 4.75%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Nexstar Media Inc
7.34%, 09/18/2026
(p)
$ 429 $ 428
1 Month USD LIBOR + 2.50%
Radiate Holdco LLC
8.09%, 09/25/2026
(p)
484 399
1 Month USD LIBOR + 3.25%
Univision Communications Inc
7.59%, 03/15/2024
(p)
286 286
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
7.45%, 01/31/2028
(p)
545 536
1 Month USD LIBOR + 2.50%
8.31%, 03/30/2031
(p)
500 491
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
WideOpenWest Finance LLC
7.90%, 12/20/2028
(p)
359 354
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership
7.45%, 04/28/2028
(p)
908 890
1 Month USD LIBOR + 2.50%
$ 12,103
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
9.20%, 10/12/2028
(p)
359 339
1 Month USD LIBOR + 4.00%
Mining - 0.24%
Artic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),(o),(p)
7,327 7,327
1 Month USD LIBOR + 5.00%
Miscellaneous Manufacturers - 0.06%
Gates Global LLC
7.41%, 03/31/2027
(p)
1,792 1,783
1 Month USD LIBOR + 2.50%
Oil & Gas - 0.05%
Gulf Finance LLC
11.69%, 08/25/2026
(p)
1,532 1,481
1 Month USD LIBOR + 6.75%
Packaging & Containers - 0.09%
Berry Global Inc
6.65%, 07/01/2026
(p)
492 491
1 Month USD LIBOR + 1.75%
Clydesdale Acquisition Holdings Inc
9.08%, 04/13/2029
(p)
179 174
CME Term Secured Overnight Financing
Rate 1 Month + 4.18%
Kloeckner Pentaplast of America Inc
10.13%, 02/12/2026
(p)
535 489
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Pactiv Evergreen Group Holdings Inc
8.09%, 02/05/2026
(p)
738 736
1 Month USD LIBOR + 3.25%
8.09%, 09/22/2028
(p)
589 583
1 Month USD LIBOR + 3.50%
TricorBraun Holdings Inc
8.09%, 03/03/2028
(p)
359 350
1 Month USD LIBOR + 3.25%
$ 2,823
Pharmaceuticals - 0.30%
Gainwell Acquisition Corp
9.00%, 10/01/2027
(p)
272 262
3 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
6.84%, 11/15/2027
(p)
908 883
1 Month USD LIBOR + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Financing Lux Sarl
8.34%, 05/05/2028
(p)
$ 3,237 $ 3,232
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
10.20%, 09/30/2027
(p)
1,955 1,387
3 Month USD LIBOR + 5.25%
10.45%, 09/30/2027
(p)
978 693
3 Month USD LIBOR + 5.50%
Organon & Co
8.00%, 06/02/2028
(p)
2,182 2,177
3 Month USD LIBOR + 3.00%
Perrigo Investments LLC
7.16%, 04/20/2029
(p)
388 387
1 Month USD LIBOR + 2.50%
PRA Health Sciences Inc
7.09%, 07/03/2028
(p)
185 185
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 9,206
Pipelines - 0.12%
Buckeye Partners LP
7.09%, 11/01/2026
(p)
538 536
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
8.25%, 11/17/2026
(p)
1,264 1,221
3 Month USD LIBOR + 3.00%
8.75%, 12/21/2028
(p)
539 523
3 Month USD LIBOR + 3.50%
Oryx Midstream Services Permian Basin LLC
8.19%, 10/04/2028
(p)
205 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
TransMontaigne Operating Co LP
8.44%, 11/03/2028
(p)
537 531
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
8.73%, 09/21/2024
(p)
634 625
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
$ 3,639
Real Estate - 0.02%
Cushman & Wakefield US Borrower LLC
7.60%, 08/21/2025
(p)
13 13
1 Month USD LIBOR + 2.75%
8.16%, 01/31/2030
(p)
514 495
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 508
Retail - 0.25%
1011778 BC ULC
6.59%, 11/19/2026
(p)
698 690
1 Month USD LIBOR + 1.75%
IRB Holding Corp
7.91%, 12/15/2027
(p)
1,245 1,223
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
10.03%, 07/07/2028
(p)
967 521
3 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
8.06%, 11/02/2027
(p)
201 200
1 Month USD LIBOR + 3.25%
Michaels Cos Inc/The
9.41%, 04/15/2028
(p)
233 213
3 Month USD LIBOR + 4.25%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
PetSmart LLC
8.67%, 02/11/2028
(p)
$ 3,034 $ 3,019
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Reverb Buyer Inc
8.24%, 10/06/2028
(p)
360 345
3 Month USD LIBOR + 3.50%
RH
7.34%, 10/20/2028
(p)
392 363
1 Month USD LIBOR + 2.50%
SRS Distribution Inc
8.18%, 06/02/2028
(p)
212 202
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Staples Inc
9.81%, 04/09/2026
(p)
717 646
3 Month USD LIBOR + 5.00%
$ 7,422
Semiconductors - 0.14%
Altar Bidco Inc
10.49%, 02/01/2030
(p)
3,570 3,125
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Bright Bidco BV
12.68%, 10/31/2027
(p)
752 460
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Synaptics Inc
7.40%, 10/20/2028
(p)
358 355
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ultra Clean Holdings Inc
8.59%, 08/27/2025
(p)
319 319
1 Month USD LIBOR + 3.75%
$ 4,259
Software - 1.72%
Applied Systems Inc
11.65%, 09/19/2027
(p)
2,679 2,676
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
AthenaHealth Group Inc
8.26%, 02/15/2029
(p)
10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.46%, 02/15/2029
(p)
4,371 4,090
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.46%, 02/15/2029
(p)
3 3
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Avaya Holdings Corp
14.48%, 12/15/2027
(p)
583 138
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Avaya Inc
0.00%, 12/15/2027
(d),(p)
1,673 374
1 Month USD LIBOR + 4.00%
Boxer Parent Co Inc
8.59%, 10/02/2025
(p)
690 681
1 Month USD LIBOR + 3.75%
Camelot Finance SA
7.92%, 10/30/2026
(p)
1,058 1,057
1 Month USD LIBOR + 3.00%
Camelot US Acquisition LLC
7.84%, 10/30/2026
(p)
470 469
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
CCC Intelligent Solutions Inc
7.09%, 09/21/2028
(p)
$ 359 $ 357
3 Month USD LIBOR + 2.25%
Central Parent Inc
9.15%, 06/07/2029
(p)
736 735
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Ceridian HCM Holding Inc
7.34%, 04/04/2025
(p)
1,791 1,786
1 Month USD LIBOR + 2.50%
Cloudera Inc
10.91%, 10/08/2029
(p)
1,660 1,464
1 Month USD LIBOR + 6.00%
DTI Holdco Inc
9.43%, 04/26/2029
(p)
904 832
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.27%, 02/06/2026
(p)
872 871
1 Month USD LIBOR + 3.25%
Epicor Software Corp
8.09%, 07/30/2027
(p)
2,075 2,047
1 Month USD LIBOR + 3.25%
Finastra USA Inc
8.33%, 06/13/2024
(p)
2,457 2,338
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
8.86%, 12/01/2027
(p)
2,209 2,185
1 Month USD LIBOR + 4.00%
IGT Holding IV AB
8.81%, 03/31/2028
(p)
537 535
3 Month USD LIBOR + 3.40%
Informatica LLC
7.62%, 10/27/2028
(p)
1,258 1,252
1 Month USD LIBOR + 2.75%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(p)
1,705 161
1 Month USD LIBOR + 4.50%
Mitchell International Inc
11.34%, 10/15/2029
(p)
3,060 2,595
3 Month USD LIBOR + 6.50%
Open Text Corp
8.41%, 11/16/2029
(p)
2,818 2,815
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Physician Partners LLC
9.05%, 12/26/2028
(p)
182 171
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Quartz AcquireCo LLC
0.00%, 04/13/2030
(p),(q)
250 249
Rackspace Technology Global Inc
7.60%, 02/15/2028
(p)
2,195 897
3 Month USD LIBOR + 2.75%
RealPage Inc
7.84%, 04/24/2028
(p)
59 57
1 Month USD LIBOR + 3.00%
Riverbed Technology Inc
10.84%, PIK 2.00%, 12/08/2026
(o),(p)
1,280 365
3 Month USD LIBOR + 6.00%
Skopima Consilio Parent LLC
12.34%, 05/14/2029
(p)
4,760 4,427
1 Month USD LIBOR + 7.50%
Sophia LP
8.66%, 10/07/2027
(p)
897 884
3 Month USD LIBOR + 3.50%

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
SS&C Technologies Inc
6.59%, 04/16/2025
(p)
$ 1,390 $ 1,387
1 Month USD LIBOR + 1.75%
UKG Inc
8.27%, 05/04/2026
(p)
2,238 2,176
3 Month USD LIBOR + 3.25%
8.58%, 05/04/2026
(p)
717 704
1 Month USD LIBOR + 3.75%
10.19%, 05/03/2027
(p)
5,780 5,544
3 Month USD LIBOR + 5.25%
10.19%, 05/03/2027
(p)
3,325 3,189
3 Month USD LIBOR + 5.25%
West Technology Group LLC
8.93%, 04/10/2027
(p)
1,535 1,379
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Zelis Payments Buyer Inc
8.34%, 09/30/2026
(p)
709 705
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
7.66%, 02/23/2028
(p)
544 544
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 52,149
Telecommunications - 0.56%
Altice France SA/France
8.86%, 08/14/2026
(p)
1,425 1,380
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
8.95%, 01/31/2026
(p)
247 237
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
Avaya Inc
0.00%, 12/15/2027
(d),(p)
3,466 821
1 Month USD LIBOR + 4.25%
12.89%, 08/14/2023
(p)
1,123 1,151
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
CommScope Inc
8.09%, 04/06/2026
(p)
840 777
1 Month USD LIBOR + 3.25%
Cyxtera DC Holdings Inc
8.07%, 05/01/2024
(p)
1,305 963
3 Month USD LIBOR + 3.00%
Dawn Acquisitions LLC
8.91%, 12/31/2025
(p)
2,416 1,002
3 Month USD LIBOR + 3.75%
Delta Topco Inc
8.67%, 12/01/2027
(p)
749 715
3 Month USD LIBOR + 3.75%
EOS US Finco LLC
10.91%, 08/03/2029
(p)
298 295
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
8.62%, 05/01/2028
(p)
2,329 2,219
3 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
8.70%, 04/28/2028
(p)
966 958
3 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
9.08%, 01/26/2029
(p)
1,386 1,367
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
Iridium Satellite LLC
7.41%, 11/06/2026
(p)
840 839
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
MLN US Holdco LLC
9.56%, 11/30/2025
(p)
$ 824 $ 191
6 Month USD LIBOR + 4.50%
11.78%, 10/17/2027
(p)
537 296
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Viasat Inc
9.42%, 02/23/2029
(p)
248 240
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Xplornet Communications Inc
11.84%, 09/30/2029
(p)
5,510 3,306
1 Month USD LIBOR + 7.00%
Zayo Group Holdings Inc
0.00%, 02/19/2027
(p),(q)
310 251
1 Month USD LIBOR + 3.00%
$ 17,008
Transportation - 0.12%
ASP LS Acquisition Corp
12.66%, 04/30/2029
(p)
4,990 3,144
6 Month USD LIBOR + 7.50%
Genesee & Wyoming Inc
7.00%, 12/30/2026
(p)
359 358
3 Month USD LIBOR + 2.00%
XPO Inc
6.61%, 02/24/2025
(p)
250 249
1 Month USD LIBOR + 1.75%
$ 3,751
TOTAL SENIOR FLOATING RATE INTERESTS $ 388,084
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.33%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.17%
1.88%, 11/15/2051 $ 3,814 $ 2,599
2.25%, 02/15/2052 3,421 2,553
2.75%, 11/15/2042 1,300 1,109
2.88%, 05/15/2032 4,974 4,761
2.88%, 05/15/2052 9,393 8,037
3.25%, 05/15/2042 3,689 3,416
3.50%, 04/30/2028
(j)
691 691
3.50%, 02/15/2033 1,892 1,903
3.63%, 03/31/2028
(h)
4,544 4,568
3.63%, 03/31/2030 7,200 7,266
3.63%, 02/15/2053 4,375 4,338
3.88%, 02/15/2043 4,000 4,043
4.00%, 11/15/2052 3,308 3,512
4.13%, 01/31/2025 11,400 11,382
4.63%, 03/15/2026 5,249 5,374
$ 65,552
U.S. Treasury Bill - 0.16%
4.21%, 05/30/2023
(h),(r)
1,850 1,844
4.91%, 06/29/2023
(r)
2,975 2,951
$ 4,795
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 70,347
Total Investments $ 3,012,454
Other Assets and Liabilities -  0.40% 11,942
TOTAL NET ASSETS - 100.00% $ 3,024,396
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,293 or 0.84% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $24,527 or 0.81% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $778,972 or 25.76% of net assets.
(j) Security purchased on a when-issued basis.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $72,420 or 2.39% of net assets.
(m) Security is an Interest Only Strip.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after April 30, 2023, at which time the interest rate will be determined.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Financial 25.27%
Consumer, Non-cyclical 10.40%
Investment Companies 7.82%
Consumer, Cyclical 7.63%
Industrial 7.35%
Communications 7.18%
Basic Materials 6.34%
Energy 5.37%
Government 5.05%
Mortgage Securities 4.82%
Technology 4.51%
Utilities 4.39%
Money Market Funds 3.47%
Other Assets and Liabilities
0.40%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 1,152,642 $ 1,054,463 $ 98,179
Principal Government Money Market Fund - Institutional Class 4.73% 156,621 515,965 672,586 —
$ 156,621 $ 1,668,607 $ 1,727,049 $ 98,179
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 1,547 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 633 — — —
$ 2,180 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Bright Bidco 12/09/2022 $ 320 $ 32 0.00%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Material Sciences Corp   12.41%, PIK 0.00%, 01/09/2024 12/22/2016-12/30/22 19,056 18,905 0.63%
Specialty Steel   15.14%, 11/15/2026 06/04/2021 41,564 41,564 1.37%
Specialty Steel Holdings, Inc. 11/15/2017 14,909 12,464 0.41%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,086 0.63%
Total $ 92,051 3.04%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-BTP; June 2023 Short 19 $ 2,405 $ (51)
Total $ (51)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 05/10/2023 RON 17,800 EUR 3,605 $ 6 $ —
Citigroup Inc 05/25/2023 $ 1,867 EUR 1,700 — (9)
Citigroup Inc 05/25/2023 $ 2,981 ZAR 54,300 18 —
Citigroup Inc 05/25/2023 $ 3,194 COP 14,700,000 83 —
JPMorgan Chase 05/17/2023 EUR 1,350 $ 1,490 — (1)
JPMorgan Chase 05/17/2023 $ 11,584 EUR 10,582 — (87)
JPMorgan Chase 05/25/2023 HUF 1,400,000 $ 4,087 19 —
Total $ 126 $ (97)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .78 % Shares Held Value (000's)
Money Market Funds - 2 .78%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
16,980,099 $ 16,980
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
115,106,045 115,106
$ 132,086
TOTAL INVESTMENT COMPANIES $ 132,086
COMMON STOCKS - 98 .05 % Shares Held Value (000's)
Aerospace & Defense - 0 .69%
BAE Systems PLC 2,567,510 $ 32,710
Apparel - 3 .65%
Burberry Group PLC 582,057 18,999
Gildan Activewear Inc 909,200 29,608
Hermes International 11,439 24,835
LVMH Moet Hennessy Louis Vuitton SE 104,026 100,061
$ 173,503
Automobile Manufacturers - 1 .64%
Bayerische Motoren Werke AG 333,994 37,436
Ferrari NV 98,123 27,342
Kia Corp 207,135 13,118
$ 77,896
Automobile Parts & Equipment - 0 .54%
Bridgestone Corp 532,400 21,380
Toyota Industries Corp 75,700 4,400
$ 25,780
Banks - 10 .91%
AIB Group PLC 2,841,819 12,222
Bank Leumi Le-Israel BM 2,271,950 18,009
Bank Negara Indonesia Persero Tbk PT 35,326,800 22,766
Bank of Ireland Group PLC 2,491,323 25,768
Bank Rakyat Indonesia Persero Tbk PT 159,200,320 55,478
Credicorp Ltd 113,161 15,331
DBS Group Holdings Ltd 1,737,100 42,924
FinecoBank Banca Fineco SpA 856,016 12,975
Grupo Financiero Banorte SAB de CV 3,095,730 26,829
HDFC Bank Ltd ADR 440,041 30,715
HSBC Holdings PLC 4,693,699 33,829
ICICI Bank Ltd ADR 3,064,296 69,713
Kasikornbank PCL 3,074,200 11,291
Kotak Mahindra Bank Ltd 1,283,720 30,553
Lloyds Banking Group PLC 56,475,782 34,310
Nordea Bank Abp 3,204,512 35,600
PT Bank Central Asia Tbk 30,679,670 18,986
Swedbank AB 232,491 4,040
United Overseas Bank Ltd 833,000 17,691
$ 519,030
Beverages - 1 .85%
Diageo PLC 771,011 35,171
Kweichow Moutai Co Ltd 80,582 20,516
Remy Cointreau SA 82,601 14,292
Varun Beverages Ltd 1,011,440 17,927
$ 87,906
Biotechnology - 0 .42%
Genmab A/S
(d)
48,344 19,868
Building Materials - 2 .05%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
4,488,775 19,247
Cemex SAB de CV ADR
(d)
5,125,925 30,756
CRH PLC 980,961 47,335
$ 97,338
Chemicals - 1 .89%
Air Liquide SA 146,194 26,299
K+S AG 414,147 8,261
Nutrien Ltd 404,200 28,041
Shin-Etsu Chemical Co Ltd 962,000 27,451
$ 90,052
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 0 .89%
Localiza Rent a Car SA 2,162,586 $ 25,130
Localiza Rent a Car SA - Rights
(d)
9,676 33
TOPPAN INC 802,500 17,060
$ 42,223
Computers - 0 .87%
Capgemini SE 141,727 25,845
WNS Holdings Ltd ADR
(d)
174,761 15,758
$ 41,603
Cosmetics & Personal Care - 3 .07%
L'Oreal SA 149,612 71,502
Unilever PLC 1,339,108 74,565
$ 146,067
Distribution & Wholesale - 1 .08%
ITOCHU Corp 731,500 24,268
Rexel SA 732,534 16,968
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
4,180,827 10,184
$ 51,420
Diversified Financial Services - 2 .07%
Bajaj Finance Ltd 238,102 18,366
Banco BTG Pactual SA 3,019,800 14,155
Brookfield Asset Management Ltd 438,338 14,695
Deutsche Boerse AG 127,661 24,346
London Stock Exchange Group PLC 254,309 26,701
$ 98,263
Electric - 1 .63%
Iberdrola SA 4,178,776 54,149
SSE PLC 1,009,135 23,284
$ 77,433
Electronics - 1 .74%
Halma PLC 527,492 15,341
Hoya Corp 384,604 40,328
RS GROUP PLC 1,097,340 12,731
Shimadzu Corp 454,200 14,206
$ 82,606
Engineering & Construction - 0 .93%
Vinci SA 359,484 44,465
Food - 3 .40%
Danone SA 386,623 25,588
Dino Polska SA
(d),(e)
94,821 9,670
Nestle SA 703,395 90,238
Seven & i Holdings Co Ltd 802,600 36,372
$ 161,868
Food Service - 0 .54%
Compass Group PLC 979,948 25,852
Forest Products & Paper - 0 .09%
Sumitomo Forestry Co Ltd 205,500 4,440
Healthcare - Products - 0 .59%
Alcon Inc 284,023 20,682
Sartorius Stedim Biotech 27,735 7,430
$ 28,112
Healthcare - Services - 1 .21%
ICON PLC
(d)
129,939 25,038
Lonza Group AG 52,440 32,704
$ 57,742
Home Builders - 0 .74%
Taylor Wimpey PLC 21,927,791 35,389
Home Furnishings - 0 .74%
Haier Smart Home Co Ltd 6,918,200 22,551
Howden Joinery Group PLC 1,496,023 12,896
$ 35,447
Insurance - 5 .50%
AIA Group Ltd 5,713,600 62,204
ASR Nederland NV 255,321 11,230
AXA SA 1,109,922 36,228
Fairfax Financial Holdings Ltd 55,500 38,785
Hannover Rueck SE 13,032 2,785

Schedule of Investments
Diversified International Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MS&AD Insurance Group Holdings Inc 658,100 $ 21,600
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
121,728 45,749
Prudential PLC 1,634,076 25,003
Tryg A/S 769,432 18,184
$ 261,768
Internet - 0 .41%
PDD Holdings Inc ADR
(d)
287,089 19,565
Investment Companies - 0 .21%
EXOR NV
(d)
122,351 10,069
Iron & Steel - 0 .46%
Nippon Steel Corp 1,029,800 21,994
Leisure Products & Services - 0 .94%
Shimano Inc 203,100 31,410
Yamaha Motor Co Ltd 506,000 13,121
$ 44,531
Machinery - Construction & Mining - 2 .07%
Mitsubishi Electric Corp 3,276,900 40,630
Mitsubishi Heavy Industries Ltd 928,800 35,220
Weir Group PLC/The 979,654 22,673
$ 98,523
Machinery - Diversified - 2 .82%
Atlas Copco AB - A Shares
(f)
3,596,613 52,022
Keyence Corp 110,700 49,921
NARI Technology Co Ltd 3,467,030 13,107
THK Co Ltd 854,900 19,180
$ 134,230
Metal Fabrication & Hardware - 0 .40%
APL Apollo Tubes Ltd 1,288,125 18,872
Mining - 2 .28%
BHP Group Ltd 1,590,561 47,204
Franco-Nevada Corp 343,902 52,198
Sandfire Resources Ltd
(d)
2,094,951 9,127
$ 108,529
Miscellaneous Manufacturers - 1 .06%
Siemens AG 305,553 50,365
Oil & Gas - 4 .41%
BP PLC 7,504,985 50,351
Noble Corp PLC
(d)
355,811 13,681
Reliance Industries Ltd 727,085 21,593
Shell PLC 2,346,560 72,106
Suncor Energy Inc 792,700 24,819
Tourmaline Oil Corp 604,600 27,163
$ 209,713
Oil & Gas Services - 0 .94%
Schlumberger NV 909,428 44,880
Pharmaceuticals - 7 .73%
AstraZeneca PLC 670,226 98,633
Merck KGaA 105,593 18,940
Novo Nordisk A/S 754,308 125,483
Roche Holding AG 211,105 66,105
Sanofi 543,319 58,553
$ 367,714
Private Equity - 2 .99%
3i Group PLC 3,921,044 87,240
Brookfield Corp 1,701,553 55,209
$ 142,449
Real Estate - 0 .36%
Mitsubishi Estate Co Ltd 1,392,300 17,159
REITs - 0 .24%
CapitaLand Integrated Commercial Trust 7,398,700 11,297
Retail - 6 .28%
ABC-Mart Inc 160,200 9,104
Alimentation Couche-Tard Inc 1,372,792 68,515
Arezzo Industria e Comercio SA 489,800 6,579
Bosideng International Holdings Ltd 18,966,000 9,354
Dollarama Inc 381,900 23,655
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
JD Sports Fashion PLC 18,873,624 $ 38,305
Li Ning Co Ltd 1,993,500 14,257
MatsukiyoCocokara & Co 415,400 22,245
Swatch Group AG/The - BR 43,607 14,960
Wal-Mart de Mexico SAB de CV 13,574,578 54,715
Yum China Holdings Inc 610,201 37,332
$ 299,021
Semiconductors - 9 .41%
Advantest Corp 233,300 18,182
ASM International NV 51,811 18,810
ASML Holding NV 147,838 93,820
Infineon Technologies AG 595,071 21,671
Renesas Electronics Corp
(d)
2,849,300 37,133
Samsung Electronics Co Ltd 2,023,996 99,589
SK Hynix Inc 343,398 23,105
Socionext Inc
(f)
201,300 16,682
Taiwan Semiconductor Manufacturing Co Ltd 7,240,544 118,568
$ 447,560
Software - 1 .29%
Dassault Systemes SE 611,702 24,832
Nemetschek SE 161,889 12,654
Nexon Co Ltd 630,300 14,239
TIS Inc 353,900 9,718
$ 61,443
Telecommunications - 1 .48%
Nice Ltd ADR
(d)
142,016 28,973
Nippon Telegraph & Telephone Corp 1,359,600 41,487
$ 70,460
Toys, Games & Hobbies - 1 .29%
Nintendo Co Ltd 1,453,600 61,454
Transportation - 2 .25%
Canadian National Railway Co 437,348 52,133
Canadian Pacific Kansas City Ltd 638,300 50,316
Keisei Electric Railway Co Ltd 128,600 4,538
$ 106,987
TOTAL COMMON STOCKS $ 4,665,596
Total Investments $ 4,797,682
Other Assets and Liabilities -  (0.83)% (39,564)
TOTAL NET ASSETS - 100.00% $ 4,758,118
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $62,370 or 1.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,670 or 0.20% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $59,906 or 1.26% of net assets.

Schedule of Investments
Diversified International Fund
April 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
United Kingdom 16 .31%
Japan 14 .16%
France 10 .02%
Canada 9 .78%
Switzerland 4 .72%
India 4 .71%
Germany 4 .68%
United States 4 .01%
Denmark 3 .44%
Korea, Republic Of 2 .86%
Netherlands 2 .82%
Ireland 2 .73%
China 2 .66%
Taiwan 2 .49%
Mexico 2 .36%
Indonesia 2 .05%
Hong Kong 1 .51%
Singapore 1 .51%
Australia 1 .18%
Brazil 1 .18%
Sweden 1 .17%
Spain 1 .14%
Israel 0 .99%
Italy 0 .84%
Finland 0 .75%
Peru 0 .32%
Thailand 0 .24%
Poland 0 .20%
Other Assets and Liabilities
( 0 .83 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 781,489 $ 666,383 $ 115,106
Principal Government Money Market Fund - Institutional Class 4.73% 91,593 380,722 472,315 —
$ 91,593 $ 1,162,211 $ 1,138,698 $ 115,106
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 1,258 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 360 — — —
$ 1,618 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .82 % Shares Held Value (000's)
Money Market Funds - 1 .82%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
11,226 $ 11
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(c)
164,328,644 164,329
$ 164,340
TOTAL INVESTMENT COMPANIES $ 164,340
COMMON STOCKS - 98 .05 % Shares Held Value (000's)
Advertising - 0 .97%
Omnicom Group Inc 970,918 $ 87,936
Apparel - 0 .72%
NIKE Inc 512,121 64,896
Automobile Manufacturers - 3 .00%
Cummins Inc 332,608 78,176
PACCAR Inc 2,574,619 192,298
$ 270,474
Automobile Parts & Equipment - 2 .15%
Magna International Inc
(d)
3,712,920 193,666
Banks - 9 .59%
Bank of America Corp 5,405,427 158,271
JPMorgan Chase & Co 1,932,409 267,136
Morgan Stanley 2,973,694 267,544
PNC Financial Services Group Inc/The 1,320,350 171,976
$ 864,927
Beverages - 1 .98%
Coca-Cola Co/The 2,783,189 178,542
Biotechnology - 1 .98%
Corteva Inc 2,920,828 178,521
Building Materials - 2 .18%
Carrier Global Corp 1,300,017 54,367
Trane Technologies PLC 766,816 142,482
$ 196,849
Chemicals - 2 .47%
Air Products and Chemicals Inc 575,538 169,415
PPG Industries Inc 382,868 53,701
$ 223,116
Computers - 1 .84%
Apple Inc 978,957 166,109
Diversified Financial Services - 4 .02%
BlackRock Inc 316,488 212,427
Discover Financial Services 1,455,237 150,573
$ 363,000
Electric - 5 .55%
Eversource Energy 279,907 21,724
NextEra Energy Inc 2,389,409 183,100
Sempra Energy 366,736 57,024
WEC Energy Group Inc 1,288,040 123,871
Xcel Energy Inc 1,645,961 115,069
$ 500,788
Electronics - 0 .62%
TE Connectivity Ltd 455,680 55,762
Food - 2 .36%
Hormel Foods Corp 4,352,029 175,996
Tyson Foods Inc 590,939 36,928
$ 212,924
Healthcare - Products - 5 .15%
Abbott Laboratories 1,603,672 177,158
Medtronic PLC 1,834,110 166,812
STERIS PLC 638,771 120,440
$ 464,410
Healthcare - Services - 0 .99%
UnitedHealth Group Inc 181,593 89,360
Home Builders - 1 .44%
DR Horton Inc 1,185,951 130,241
Insurance - 3 .51%
Chubb Ltd 897,143 180,828
Fidelity National Financial Inc 3,823,579 135,699
$ 316,527
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .02%
Deere & Co 483,090 $ 182,618
Media - 3 .55%
Cable One Inc 71,705 54,382
Comcast Corp - Class A 6,427,007 265,885
$ 320,267
Miscellaneous Manufacturers - 2 .25%
Parker-Hannifin Corp 624,301 202,823
Oil & Gas - 6 .01%
Chevron Corp 876,032 147,682
EOG Resources Inc 1,499,510 179,146
Marathon Petroleum Corp 1,768,120 215,711
$ 542,539
Pharmaceuticals - 10 .60%
Becton Dickinson & Co 807,086 213,321
Eli Lilly & Co 28,738 11,376
Merck & Co Inc 1,942,803 224,336
Novartis AG ADR 2,015,240 206,703
Pfizer Inc 2,873,025 111,732
Roche Holding AG ADR 4,811,789 188,718
$ 956,186
Pipelines - 1 .94%
Enterprise Products Partners LP 6,656,660 175,137
Private Equity - 2 .20%
KKR & Co Inc 3,737,972 198,374
REITs - 3 .87%
Alexandria Real Estate Equities Inc 1,304,400 161,980
Digital Realty Trust Inc 463,318 45,938
Prologis Inc 377,435 47,274
Realty Income Corp 1,488,719 93,551
$ 348,743
Retail - 4 .00%
Costco Wholesale Corp 367,913 185,141
Starbucks Corp 1,038,625 118,705
Target Corp 363,786 57,387
$ 361,233
Semiconductors - 3 .22%
Microchip Technology Inc 2,217,316 161,842
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,524,370 128,504
$ 290,346
Software - 3 .07%
Fidelity National Information Services Inc 1,031,494 60,569
Microsoft Corp 470,711 144,631
SAP SE ADR 533,112 72,114
$ 277,314
Telecommunications - 3 .56%
BCE Inc 4,825,686 231,971
Verizon Communications Inc 2,308,614 89,643
$ 321,614
Transportation - 1 .24%
Expeditors International of Washington Inc 900,574 102,521
Union Pacific Corp 45,462 8,897
$ 111,418
TOTAL COMMON STOCKS $ 8,846,660
Total Investments $ 9,011,000
Other Assets and Liabilities -  0.13% 11,459
TOTAL NET ASSETS - 100.00% $ 9,022,459
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Equity Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Financial 23 .19%
Consumer, Non-cyclical 23 .06%
Consumer, Cyclical 11 .31%
Industrial 8 .31%
Technology 8 .13%
Communications 8 .08%
Energy 7 .95%
Utilities 5 .55%
Basic Materials 2 .47%
Money Market Funds 1 .82%
Other Assets and Liabilities
0 .13%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 1,383,742 $ 1,219,413 $ 164,329
Principal Government Money Market Fund - Institutional Class 4.73% 169,364 358,619 527,983 —
$ 169,364 $ 1,742,361 $ 1,747,396 $ 164,329
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 2,665 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 815 — — —
$ 3,480 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .42 % Shares Held Value (000's)
Money Market Funds - 7 .42%
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b)
32,682,663 $ 32,683
TOTAL INVESTMENT COMPANIES $ 32,683
BONDS - 87 .30%
Principal
Amount (000's) Value (000's)
Banks - 3 .51%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(c),(d),(e),(f)
$ 4,050 $ 3,528
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(c),(d),(e)
400 348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(d),(e),(f)
2,625 2,195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank Leumi Le-Israel BM
7.13%, 07/18/2033
(d),(e),(f)
3,100 3,014
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.47%
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(d),(e)
700 618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(f)
4,850 4,821
OTP Bank Nyrt
7.35%, 03/04/2026
(d)
EUR 850 940
3 Month Euro Interbank Offered Rate +
4.52%
$ 15,464
Building Materials - 0 .87%
Cemex SAB de CV
5.13%, 06/08/2026
(c),(d),(f)
$ 200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.13%, 06/08/2026
(c),(d)
900 797
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
9.13%, 03/14/2028
(c),(d),(f)
1,075 1,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.91%
9.13%, 03/14/2028
(c),(d)
1,800 1,797
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.91%
$ 3,839
Chemicals - 1 .54%
Sasol Financing USA LLC
4.38%, 09/18/2026 3,175 2,880
6.50%, 09/27/2028 725 670
8.75%, 05/03/2029
(f),(g)
3,225 3,235
$ 6,785
Diversified Financial Services - 0 .49%
SOCAR Turkey Enerji AS via Steas Funding 1
DAC
7.23%, 03/17/2026 2,200 2,151
Electric - 1 .44%
Alfa Desarrollo SpA
4.55%, 09/27/2051
(f)
672 486
Comision Federal de Electricidad
5.00%, 09/29/2036 3,216 2,679
Lamar Funding Ltd
3.96%, 05/07/2025 2,900 2,781
NPC Ukrenergo
0.00%, 11/09/2028
(f),(h)
2,350 376
$ 6,322
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources - 0 .60%
Energo-Pro AS
8.50%, 02/04/2027
(f)
$ 2,775 $ 2,650
Engineering & Construction - 1 .18%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 3,475 3,270
IHS Holding Ltd
5.63%, 11/29/2026
(f)
2,300 1,918
$ 5,188
Insurance - 0 .25%
AIA Group Ltd
4.95%, 04/04/2033
(f)
1,100 1,114
Internet - 1 .78%
Prosus NV
3.26%, 01/19/2027
(f)
5,100 4,664
3.26%, 01/19/2027 850 776
4.19%, 01/19/2032 2,850 2,418
$ 7,858
Iron & Steel - 1 .12%
CSN Inova Ventures
6.75%, 01/28/2028 3,750 3,564
Usiminas International Sarl
5.88%, 07/18/2026 1,400 1,361
$ 4,925
Lodging - 1 .73%
Gohl Capital Ltd
4.25%, 01/24/2027 2,075 1,952
Melco Resorts Finance Ltd
5.25%, 04/26/2026 500 464
5.63%, 07/17/2027
(f)
300 268
5.63%, 07/17/2027 950 848
5.75%, 07/21/2028 3,050 2,646
MGM China Holdings Ltd
5.25%, 06/18/2025 1,500 1,432
$ 7,610
Mining - 1 .60%
Corp Nacional del Cobre de Chile
5.13%, 02/02/2033
(f)
1,350 1,366
Stillwater Mining Co
4.00%, 11/16/2026
(f)
4,275 3,836
4.00%, 11/16/2026 450 404
4.50%, 11/16/2029
(f)
1,550 1,278
4.50%, 11/16/2029 200 165
$ 7,049
Oil & Gas - 8 .12%
Ecopetrol SA
8.88%, 01/13/2033 1,400 1,357
Energean Israel Finance Ltd
4.88%, 03/30/2026
(f)
2,086 1,922
5.38%, 03/30/2028
(f)
4,700 4,190
KazMunayGas National Co JSC
5.38%, 04/24/2030 7,825 7,160
Kosmos Energy Ltd
7.13%, 04/04/2026 1,975 1,763
7.50%, 03/01/2028
(f)
350 293
7.50%, 03/01/2028 1,950 1,635
7.75%, 05/01/2027 900 778
Leviathan Bond Ltd
5.75%, 06/30/2023
(f)
1,075 1,072
6.13%, 06/30/2025
(f)
3,300 3,209
6.50%, 06/30/2027
(f)
3,950 3,733
Petroleos Mexicanos
6.49%, 01/23/2027 5,000 4,478
7.69%, 01/23/2050 1,150 767
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 3,790 3,378
$ 35,735

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 2 .91%
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(f)
$ 2,661 $ 2,305
2.16%, 03/31/2034 6,032 5,226
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(f)
3,300 3,470
TMS Issuer Sarl
5.78%, 08/23/2032
(f)
1,750 1,834
$ 12,835
Real Estate - 1 .51%
Country Garden Holdings Co Ltd
2.70%, 07/12/2026 600 272
3.13%, 10/22/2025 2,125 1,061
4.20%, 02/06/2026 3,200 1,542
5.40%, 05/27/2025 350 204
7.25%, 04/08/2026 900 466
MAF Global Securities Ltd
7.88%, 06/30/2027
(c),(d)
1,075 1,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
NE Property BV
3.38%, 07/14/2027 EUR 1,900 1,856
Powerlong Real Estate Holdings Ltd
4.90%, 05/13/2026 $ 400 79
6.25%, 08/10/2024 500 99
$ 6,667
Semiconductors - 0 .31%
SK Hynix Inc
6.25%, 01/17/2026
(f)
1,350 1,353
Sovereign - 56 .71%
Angolan Government International Bond
8.00%, 11/26/2029 4,725 3,969
9.13%, 11/26/2049 700 521
9.38%, 05/08/2048 675 516
Bahamas Government International Bond
6.00%, 11/21/2028 4,850 3,698
9.00%, 06/16/2029
(f)
600 515
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 115,800 22,014
Colombia Government International Bond
3.00%, 01/30/2030 $ 3,450 2,648
4.50%, 03/15/2029 4,100 3,561
5.20%, 05/15/2049 1,400 942
Colombian TES
6.00%, 04/28/2028 COP 44,800,000 7,640
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 107,200 4,431
1.25%, 02/14/2025 81,400 3,547
2.40%, 09/17/2025 79,600 3,481
Ecuador Government International Bond
2.50%, 07/31/2035
(i)
$ 10,100 3,693
Egypt Government International Bond
7.30%, 09/30/2033 675 364
7.90%, 02/21/2048 800 402
8.15%, 11/20/2059 975 496
El Salvador Government International Bond
6.38%, 01/18/2027 2,400 1,493
7.63%, 09/21/2034 1,100 549
7.63%, 02/01/2041 2,250 1,112
7.65%, 06/15/2035 1,425 715
8.63%, 02/28/2029 3,100 1,805
Ghana Government International Bond
10.75%, 10/14/2030 650 442
Hungary Government International Bond
6.25%, 09/22/2032
(f)
2,900 3,005
6.75%, 09/25/2052 1,675 1,738
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 13,300,000 $ 873
6.38%, 08/15/2028 91,400,000 6,249
6.50%, 02/15/2031 67,000,000 4,561
7.00%, 02/15/2033 95,100,000 6,688
Iraq International Bond
5.80%, 01/15/2028 $ 9,297 8,671
Israel Government International Bond
4.50%, 01/17/2033 4,475 4,464
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 8,600 7,162
4.88%, 01/30/2032
(f)
175 146
5.88%, 10/17/2031 1,200 1,074
6.13%, 06/15/2033 $ 675 569
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027
(f),(g)
4,225 4,254
Mexican Bonos
7.75%, 11/23/2034 MXN 400,400 20,454
7.75%, 11/13/2042 84,000 4,072
Mexico Government International Bond
4.88%, 05/19/2033 $ 7,125 6,904
6.35%, 02/09/2035 4,850 5,194
Nigeria Government International Bond
6.13%, 09/28/2028 4,975 3,782
8.25%, 09/28/2051 1,100 713
Oman Government International Bond
6.75%, 01/17/2048 1,650 1,592
Peru Government Bond
5.40%, 08/12/2034 PEN 36,700 8,344
6.15%, 08/12/2032 14,050 3,467
Republic of Poland Government Bond
0.00%, 07/25/2024
(h)
PLN 24,700 5,545
2.50%, 07/25/2026 22,000 4,758
Republic of Poland Government International
Bond
4.88%, 10/04/2033 $ 7,125 7,231
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 239,300 10,974
Republic of Uzbekistan International Bond
4.75%, 02/20/2024 $ 1,325 1,305
5.38%, 02/20/2029 2,050 1,894
Romania Government Bond
4.85%, 07/25/2029 RON 13,300 2,613
5.00%, 02/12/2029 14,075 2,812
Romanian Government International Bond
1.38%, 12/02/2029 EUR 1,158 967
2.00%, 04/14/2033 5,300 4,043
3.62%, 05/26/2030 1,500 1,413
6.63%, 09/27/2029 2,075 2,349
7.63%, 01/17/2053 $ 1,420 1,529
Saudi Government International Bond
4.50%, 10/26/2046 6,200 5,557
4.75%, 01/18/2028
(f)
3,700 3,765
4.88%, 07/18/2033
(f)
2,825 2,901
5.00%, 01/18/2053
(f)
2,175 2,056
Senegal Government International Bond
4.75%, 03/13/2028 EUR 4,600 4,188
6.25%, 07/30/2024 $ 925 885
6.75%, 03/13/2048 1,100 734
Serbia International Bond
6.25%, 05/26/2028
(f)
1,575 1,607
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(h)
2,700 432
0.00%, 06/24/2030
(h)
3,489 559
Tunisian Republic
5.75%, 01/30/2025 300 154
6.38%, 07/15/2026 EUR 7,825 4,127

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
0.00%, 09/01/2027
(h)
$ 1,400 $ 237
0.00%, 09/01/2028
(h)
3,950 677
0.00%, 05/21/2031
(f),(h)
1,250 203
0.00%, 05/21/2031
(h)
875 142
0.00%, 08/01/2041
(h),(i)
2,300 587
Zambia Government International Bond
0.00%, 04/14/2024
(h)
2,075 971
$ 249,745
Supranational Bank - 0 .76%
Africa Finance Corp
2.88%, 04/28/2028
(f)
4,100 3,348
Transportation - 0 .87%
Transnet SOC Ltd
8.25%, 02/06/2028
(f)
3,850 3,810
TOTAL BONDS $ 384,448
CONVERTIBLE BONDS - 0 .82%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0 .82%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 $ 3,800 $ 3,600
TOTAL CONVERTIBLE BONDS $ 3,600
Total Investments $ 420,731
Other Assets and Liabilities -  4.46% 19,626
TOTAL NET ASSETS - 100.00% $ 440,357
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $9,703 or 2.20% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $85,417 or 19.40% of net assets.
(g) Security purchased on a when-issued basis.
(h) Non-income producing security
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary
Location Percent
Mexico 12 .00%
United States 11 .27%
Israel 6 .50%
Brazil 5 .00%
Cayman Islands 4 .26%
Indonesia 4 .18%
Poland 3 .98%
Colombia 3 .67%
Romania 3 .57%
South Africa 3 .36%
Saudi Arabia 3 .25%
Czech Republic 3 .21%
Peru 2 .68%
Hungary 2 .25%
Netherlands 2 .20%
Cote d'Ivoire 2 .03%
Iraq 1 .97%
Jersey, Channel Islands 1 .71%
Kazakhstan 1 .62%
Luxembourg 1 .51%
Senegal 1 .32%
El Salvador 1 .28%
Angola 1 .14%
Nigeria 1 .02%
Tunisia 0 .98%
Bahamas 0 .96%
Ecuador 0 .84%
United Arab Emirates 0 .82%
Bermuda 0 .77%
Supranational 0 .76%
Mauritius 0 .74%
Uzbekistan 0 .73%
Ukraine 0 .73%
Ireland 0 .49%
Isle of Man 0 .44%
Chile 0 .42%
Serbia 0 .36%
Oman 0 .36%
Korea, Republic Of 0 .31%
Egypt 0 .28%
Hong Kong 0 .25%
Zambia 0 .22%
Ghana 0 .10%
Other Assets and Liabilities
4 .46%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 205,958 $ 173,275 $ 32,683
Principal Government Money Market Fund - Institutional Class 4.73% 32,519 92,371 124,890 —
$ 32,519 $ 298,329 $ 298,165 $ 32,683
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 762 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 97 — — —
$ 859 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-BTP; June 2023 Short 50 $ 6,328 $ (134)
Total $ (134)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 05/17/2023 EUR 350 $ 383 $ 2 $ —
Citigroup Inc 05/17/2023 $ 164 EUR 150 — —
Citigroup Inc 05/25/2023 INR 1,051,000 $ 12,793 48 —
Citigroup Inc 05/25/2023 THB 415,800 $ 12,149 60 —
Citigroup Inc 05/25/2023 $ 5,381 EUR 4,900 — (26)
Citigroup Inc 05/25/2023 $ 17,740 ZAR 323,100 111 —
Citigroup Inc 05/25/2023 $ 12,107 THB 415,800 — (102)
Citigroup Inc 05/25/2023 $ 8,593 COP 39,550,000 223 —
HSBC Securities Inc 05/25/2023 $ 434 CNH 3,000 — —
JPMorgan Chase 05/17/2023 EUR 2,075 $ 2,293 — (4)
JPMorgan Chase 05/17/2023 $ 31,283 EUR 28,576 — (234)
JPMorgan Chase 05/25/2023 CZK 189,075 $ 8,859 — (11)
JPMorgan Chase 05/25/2023 HUF 3,750,000 $ 10,948 51 —
JPMorgan Chase 05/25/2023 $ 21,133 CNH 145,100 144 —
JPMorgan Chase 05/25/2023 $ 6,730 MXN 122,300 — (38)
Total $ 639 $ (415)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of April 30,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.55% (1.00)% Quarterly 12/20/2025 $ 3,350 $ (37) $ (1) $ — $ (38)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.55% (1.00)% Quarterly 12/20/2025 3,300 (36) (1) — (37)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.55% (1.00)% Quarterly 12/20/2025 4,700 (41) (12) — (53)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.55% (1.00)% Quarterly 12/20/2025 3,350 (37) — — (37)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.55% (1.00)% Quarterly 12/20/2025 3,300 (36) (1) — (37)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.55% (1.00)% Quarterly 12/20/2025 3,350 (29) (8) — (37)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.50% (1.00)% Quarterly 12/20/2025 3,350 (37) (5) — (42)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.50% (1.00)% Quarterly 12/20/2025 3,300 (35) (6) — (41)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.50% (1.00)% Quarterly 12/20/2025 2,000 (17) (8) — (25)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.55% (1.00)% Quarterly 12/20/2025 3,300 (36) (1) — (37)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.55% (1.00)% Quarterly 12/20/2025 3,350 (37) — — (37)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.55% (1.00)% Quarterly 12/20/2025 3,350 (29) (8) — (37)
Total $ (407) $ (51) $ — $ (458)
Amounts in thousands.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
Bahrain Government International Bond, 7.00%,
01/26/2026
2.61% (1.00)% Quarterly 06/20/2028 $ 3,350 $ 247 $ (12) $ 235
ITRX.38 N/A (5.00)% Quarterly 12/20/2027 EUR 15,150 (311) (311) (622)
Total $ (64) $ (323) $ (387)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation) Upfront Payments/(Receipts)
Fair
Value
3 Month KRW Certificate of
Deposit
Pay 3.63% Annual Annual N/A 06/21/2028 KRW 17,200,000 $ 303 $ — $ 303
3 Month Tel AVIV Inter-
Bank Offered Rate
Pay 3.49% Quarterly Annual N/A 06/21/2028 ILS 66,800 $ (148) (1) (149)
Brazil Cetip DI Interbank
Deposit Rate
Pay 11.77% Annual Annual N/A 01/02/2025 BRL 217,000 $ (570) — (570)
Brazil Cetip DI Interbank
Deposit Rate
Pay 11.77% Annual Annual N/A 01/02/2025 231,000 469 (885) (416)
Brazil Cetip DI Interbank
Deposit Rate
Pay 11.95% Annual Annual N/A 01/04/2027 142,000 70 — 70
MXN TIIE Banxico Pay 9.48% Monthly Monthly N/A 06/18/2025 MXN 876,500 $ (151) (2) (153)
MXN TIIE Banxico Pay 9.48% Monthly Monthly N/A 06/18/2025 485,000 (46) (39) (85)
Secured Overnight Financing
Rate
Receive 3.95% Annual Annual N/A 06/18/2025 $ 46,000 $ (32) — (32)
Secured Overnight Financing
Rate
Receive 3.95% Annual Annual N/A 06/18/2025 23,000 43 (59) (16)
Sinacofi Chile Interbank
Rate Avg
Receive 7.37% Annual Annual N/A 11/29/2024 CLP 21,600,000 $ 934 — 934
Sinacofi Chile Interbank
Rate Avg
Receive 7.37% Annual Annual N/A 11/29/2024 17,000,000 716 19 735
Total $ 1,588 $ (967) $ 621
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Global Emerging Markets Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .25 % Shares Held Value (000's)
Money Market Funds - 2 .25%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
294,471 $ 294
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(c)
4,795,188 4,795
$ 5,089
TOTAL INVESTMENT COMPANIES $ 5,089
COMMON STOCKS - 97 .54 % Shares Held Value (000's)
Aerospace & Defense - 0 .60%
LIG Nex1 Co Ltd 23,349 $ 1,369
Agriculture - 0 .35%
Muyuan Foods Co Ltd 113,900 788
Airlines - 0 .41%
Air Arabia PJSC 1,563,182 934
Apparel - 0 .80%
Fila Holdings Corp 29,789 818
Youngone Corp 30,264 1,002
$ 1,820
Automobile Manufacturers - 2 .63%
BYD Co Ltd 68,500 2,077
Kia Corp 37,665 2,386
Yadea Group Holdings Ltd
(d)
634,000 1,482
$ 5,945
Automobile Parts & Equipment - 0 .77%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 698
Weichai Power Co Ltd 709,000 1,048
$ 1,746
Banks - 9 .36%
Bank of Jiangsu Co Ltd 694,170 774
Bank Rakyat Indonesia Persero Tbk PT 7,590,382 2,645
Grupo Financiero Banorte SAB de CV 283,200 2,454
HDFC Bank Ltd 99,483 2,057
Hong Leong Bank Bhd 155,800 704
ICICI Bank Ltd 348,608 3,933
Kasikornbank PCL 294,400 1,081
Kotak Mahindra Bank Ltd 52,563 1,251
PT Bank Central Asia Tbk 4,049,000 2,506
Saudi National Bank/The 240,136 3,152
Vietnam Technological & Commercial Joint Stock
Bank
(e)
453,900 613
$ 21,170
Beverages - 3 .26%
Arca Continental SAB de CV 215,500 2,058
China Resources Beer Holdings Co Ltd 212,000 1,638
Kweichow Moutai Co Ltd 5,600 1,426
Tsingtao Brewery Co Ltd 130,000 1,392
Varun Beverages Ltd 48,760 864
$ 7,378
Building Materials - 2 .05%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
195,221 837
Cemex SAB de CV
(e)
3,367,014 2,024
China National Building Material Co Ltd 760,000 570
Voltas Ltd 124,179 1,217
$ 4,648
Chemicals - 0 .65%
Petronas Chemicals Group Bhd 395,500 629
Supreme Industries Ltd 25,191 840
$ 1,469
Coal - 0 .43%
Exxaro Resources Ltd 92,038 967
Commercial Services - 3 .14%
Bidvest Group Ltd/The 87,483 1,199
Humansoft Holding Co KSC 75,974 968
Jiangsu Expressway Co Ltd 828,000 839
Localiza Rent a Car SA 127,361 1,480
Localiza Rent a Car SA - Rights
(e)
375 1
MegaStudyEdu Co Ltd 17,572 825
Network International Holdings PLC
(d),(e)
184,553 899
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Santos Brasil Participacoes SA 535,589 $ 906
$ 7,117
Computers - 1 .73%
CI&T Inc
(e)
35,930 142
Globant SA
(e)
4,690 736
Infosys Ltd 142,096 2,192
WNS Holdings Ltd ADR
(e)
9,299 838
$ 3,908
Distribution & Wholesale - 0 .86%
AKR Corporindo Tbk PT 9,358,200 1,036
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
369,563 900
$ 1,936
Diversified Financial Services - 4 .51%
Bajaj Finance Ltd 17,286 1,333
Banco BTG Pactual SA 256,850 1,204
BOC Aviation Ltd
(d)
111,500 884
CreditAccess Grameen Ltd
(e)
90,815 1,073
Fubon Financial Holding Co Ltd 1,088,704 2,097
Hong Kong Exchanges & Clearing Ltd 19,300 801
Intercorp Financial Services Inc 23,443 525
KB Financial Group Inc 61,641 2,288
$ 10,205
Electric - 0 .34%
China Longyuan Power Group Corp Ltd 740,000 777
Electrical Components & Equipment - 0 .75%
Delta Electronics Inc 174,000 1,705
Electronics - 1 .55%
Avalon Technologies Ltd
(d),(e)
114,682 524
HEG Ltd 56,146 768
Lotes Co Ltd 32,830 942
Voltronic Power Technology Corp 22,000 1,265
$ 3,499
Energy - Alternate Sources - 0 .49%
Sao Martinho S/A 175,729 1,111
Engineering & Construction - 0 .53%
Samsung Engineering Co Ltd
(e)
55,171 1,204
Food - 2 .74%
Bid Corp Ltd 64,420 1,467
Dino Polska SA
(d),(e)
20,174 2,057
LT Foods Ltd 615,410 836
Nestle India Ltd 3,535 942
Want Want China Holdings Ltd 1,403,000 895
$ 6,197
Gas - 0 .43%
ENN Natural Gas Co Ltd 332,079 975
Healthcare - Products - 0 .51%
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
25,600 1,155
Healthcare - Services - 0 .83%
Bangkok Dusit Medical Services PCL 1,463,900 1,255
WuXi AppTec Co Ltd
(d)
70,400 619
$ 1,874
Home Furnishings - 0 .62%
Gree Electric Appliances Inc of Zhuhai 212,300 1,207
Haier Smart Home Co Ltd 63,800 208
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 1,415
Insurance - 4 .02%
AIA Group Ltd 202,600 2,206
China Pacific Insurance Group Co Ltd 513,600 1,534
ICICI Lombard General Insurance Co Ltd
(d)
58,519 774
ICICI Prudential Life Insurance Co Ltd
(d)
110,366 588
PICC Property & Casualty Co Ltd 1,868,000 2,259
Qualitas Controladora SAB de CV
(f)
261,500 1,736
$ 9,097

Schedule of Investments
Global Emerging Markets Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 13 .79%
Alibaba Group Holding Ltd
(e)
571,624 $ 6,044
Baidu Inc
(e)
145,350 2,188
IndiaMart InterMesh Ltd
(d)
13,221 870
JD.com Inc 31,533 563
Meituan
(d),(e)
201,600 3,446
My EG Services Bhd 3,475,100 618
Naspers Ltd 14,065 2,507
PDD Holdings Inc ADR
(e)
29,602 2,017
Tencent Holdings Ltd 261,800 11,628
Trip.com Group Ltd ADR
(e)
37,178 1,320
$ 31,201
Investment Companies - 0 .20%
VEF AB
(e)
2,206,097 452
Iron & Steel - 1 .98%
Gerdau SA ADR 215,916 1,078
Hunan Valin Steel Co Ltd 859,889 656
Severstal PAO
(e)
31,471 —
Vale SA 189,900 2,742
$ 4,476
Leisure Products & Services - 0 .58%
Eicher Motors Ltd 32,535 1,317
Lodging - 0 .45%
Galaxy Entertainment Group Ltd
(e)
142,000 1,011
Machinery - Diversified - 1 .14%
NARI Technology Co Ltd 311,858 1,179
WEG SA 170,700 1,402
$ 2,581
Metal Fabrication & Hardware - 0 .43%
APL Apollo Tubes Ltd 66,315 972
Mining - 1 .84%
Anglo American PLC 53,983 1,663
Polyus PJSC 343 —
Shandong Gold Mining Co Ltd
(d)
570,750 1,217
Sibanye Stillwater Ltd 582,746 1,288
$ 4,168
Miscellaneous Manufacturers - 0 .20%
Elite Material Co Ltd 84,000 449
Oil & Gas - 5 .96%
Indian Oil Corp Ltd 1,546,524 1,541
Petro Rio SA
(e)
158,600 1,098
Reliance Industries Ltd 199,948 5,938
Saudi Arabian Oil Co
(d)
345,584 3,331
S-Oil Corp 16,398 918
Thai Oil PCL 479,300 656
$ 13,482
Pharmaceuticals - 1 .26%
Caplin Point Laboratories Ltd 72,949 606
Grand Pharmaceutical Group Ltd 1,050,000 684
Hansoh Pharmaceutical Group Co Ltd
(d)
448,000 817
Richter Gedeon Nyrt 30,403 734
$ 2,841
Real Estate - 1 .37%
China Overseas Land & Investment Ltd 390,500 990
China Resources Land Ltd 246,000 1,146
Multiplan Empreendimentos Imobiliarios SA 186,900 969
$ 3,105
Retail - 4 .10%
Arezzo Industria e Comercio SA 38,000 510
El Puerto de Liverpool SAB de CV 119,358 733
Jumbo SA 66,994 1,544
Mitra Adiperkasa Tbk PT
(e)
9,967,100 932
Wal-Mart de Mexico SAB de CV 680,300 2,742
Yifeng Pharmacy Chain Co Ltd 134,973 973
Yum China Holdings Inc 30,250 1,851
$ 9,285
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 15 .95%
ASML Holding NV - NY Reg Shares 2,255 $ 1,436
Hana Materials Inc 15,436 495
MediaTek Inc 83,000 1,805
Novatek Microelectronics Corp 61,300 838
Parade Technologies Ltd 23,000 704
Samsung Electronics Co Ltd 252,365 12,417
SK Hynix Inc 31,808 2,140
Taiwan Semiconductor Manufacturing Co Ltd 992,685 16,256
$ 36,091
Shipbuilding - 0 .38%
Yangzijiang Shipbuilding Holdings Ltd 914,500 853
Software - 1 .02%
AGMO HOLDINGS BHD
(e)
32,640 4
NetEase Inc 129,625 2,308
$ 2,312
Telecommunications - 1 .66%
Accton Technology Corp 105,000 1,026
America Movil SAB de CV ADR
(e)
42,678 917
Millicom International Cellular SA
(e)
36,315 651
ZTE Corp 358,800 1,156
$ 3,750
Textiles - 0 .30%
SLC Agricola SA 77,730 676
Transportation - 0 .57%
Container Corp Of India Ltd 63,247 474
MISC Bhd 494,500 811
$ 1,285
TOTAL COMMON STOCKS $ 220,716
PREFERRED STOCKS - 0 .77 % Shares Held Value (000's)
Automobile Manufacturers - 0 .75%
Hyundai Motor Co 7,100.00% 20,415 $ 1,693
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.33% 20,961 40
TOTAL PREFERRED STOCKS $ 1,733
Total Investments $ 227,538
Other Assets and Liabilities -  (0.56)% (1,268)
TOTAL NET ASSETS - 100.00% $ 226,270
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $294 or
0.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,206 or 8.05% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $283 or 0.12% of net assets.

Schedule of Investments
Global Emerging Markets Fund
April 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
China 25 .13%
India 14 .04%
Korea, Republic Of 12 .17%
Taiwan 11 .68%
Brazil 6 .29%
Mexico 5 .60%
Hong Kong 4 .12%
South Africa 3 .29%
Indonesia 3 .15%
Saudi Arabia 2 .86%
United States 2 .25%
Thailand 1 .33%
Malaysia 1 .22%
Poland 0 .91%
Ireland 0 .89%
United Arab Emirates 0 .81%
United Kingdom 0 .73%
Greece 0 .68%
Netherlands 0 .63%
Kuwait 0 .43%
Singapore 0 .39%
Uruguay 0 .33%
Hungary 0 .33%
Cayman Islands 0 .31%
Luxembourg 0 .29%
Vietnam 0 .27%
Peru 0 .23%
Sweden 0 .20%
Russian Federation 0 .00%
Turkey 0 .00%
Other Assets and Liabilities
( 0 .56 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 31,335 $ 26,540 $ 4,795
Principal Government Money Market Fund - Institutional Class 4.73% 523 20,215 20,738 —
$ 523 $ 51,550 $ 47,278 $ 4,795
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 84 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 39 — — —
$ 123 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .21 % Shares Held Value (000's)
Money Market Funds - 1 .21%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
2,142,831 $ 2,143
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
24,295,565 24,296
$ 26,439
TOTAL INVESTMENT COMPANIES $ 26,439
COMMON STOCKS - 98 .85 % Shares Held Value (000's)
Engineering & Construction - 0 .54%
Cellnex Telecom SA - Rights
(d)
278,118 $ 11,710
Entertainment - 0 .62%
Marriott Vacations Worldwide Corp 100,972 13,587
Healthcare - Services - 0 .45%
Chartwell Retirement Residences 1,517,640 9,925
Private Equity - 1 .43%
Capitaland Investment Ltd/Singapore 11,157,500 31,232
Real Estate - 9 .08%
Castellum AB
(e)
605,238 7,357
CK Asset Holdings Ltd 4,091,000 24,191
Fabege AB 778,672 6,245
Mitsui Fudosan Co Ltd 3,520,593 69,926
Sun Hung Kai Properties Ltd 4,301,000 59,884
Vonovia SE 505,949 10,973
Wharf Real Estate Investment Co Ltd 1,368,000 7,889
Wihlborgs Fastigheter AB
(e)
1,454,731 11,758
$ 198,223
REITs - 86 .08%
Aedifica SA 146,329 12,223
Agree Realty Corp 308,657 20,986
Alexandria Real Estate Equities Inc 381,918 47,427
Allied Properties Real Estate Investment Trust 1,162,039 19,538
American Homes 4 Rent 1,485,621 49,412
American Tower Corp 276,865 56,588
Apartment Income REIT Corp 678,714 25,099
AvalonBay Communities Inc 405,858 73,205
Big Yellow Group PLC 660,534 10,168
Boston Properties Inc 159,570 8,515
Broadstone Net Lease Inc 1,224,368 19,798
Canadian Apartment Properties REIT 617,976 22,637
CapitaLand Ascott Trust 636,123 516
CapitaLand Integrated Commercial Trust 12,810,318 19,561
Cousins Properties Inc 681,386 14,861
CubeSmart 799,235 36,357
Daiwa House REIT Investment Corp 8,329 17,721
Daiwa Office Investment Corp 3,224 14,014
Digital Realty Trust Inc 456,392 45,251
Equinix Inc 68,782 49,804
Equity LifeStyle Properties Inc 579,018 39,894
Equity Residential 203,026 12,841
Essex Property Trust Inc 246,247 54,108
Extra Space Storage Inc 460,177 69,965
First Industrial Realty Trust Inc 817,856 42,913
Gaming and Leisure Properties Inc 586,066 30,475
Gecina SA 163,428 18,193
GLP J-Reit 16,008 18,290
Goodman Group 2,159,736 27,842
GPT Group/The 6,091,352 17,912
Great Portland Estates PLC 521,747 3,500
Healthcare Realty Trust Inc 1,086,385 21,489
Industrial & Infrastructure Fund Investment Corp 15,289 17,521
Inmobiliaria Colonial Socimi SA 2,388,771 15,270
InterRent Real Estate Investment Trust 936,120 8,955
Invincible Investment Corp 22,771 9,832
Invitation Homes Inc 1,897,190 63,309
Japan Hotel REIT Investment Corp 17,397 9,829
Japan Metropolitan Fund Invest 23,765 17,401
Kilroy Realty Corp 429,871 12,569
Klepierre SA 1,256,452 31,826
Link REIT 7,734,960 50,594
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mapletree Industrial Trust 10,132,700 $ 18,113
Mapletree Logistics Trust 10,917,600 14,288
Medical Properties Trust Inc 456,162 4,001
Merlin Properties Socimi SA 2,080,090 18,392
Mori Hills REIT Investment Corp 8,870 10,025
Nippon Accommodations Fund Inc 650 3,160
Prologis Inc 835,313 104,623
Prologis Property Mexico SA de CV 1,599,002 5,505
Regency Centers Corp 526,565 32,347
Rexford Industrial Realty Inc 1,054,387 58,803
Sabra Health Care REIT Inc 1,067,881 12,174
Safestore Holdings PLC 1,729,952 21,565
Saul Centers Inc 194,676 7,014
Scentre Group 4,409,066 8,461
Segro PLC 4,361,768 45,921
Sekisui House Reit Inc 22,172 12,568
Simon Property Group Inc 104,689 11,863
Stockland 10,022,856 29,711
Sun Communities Inc 373,402 51,877
Sunstone Hotel Investors Inc 1,794,725 17,104
Terreno Realty Corp 195,084 12,015
UNITE Group PLC/The 1,207,090 14,565
Ventas Inc 1,468,134 70,544
VICI Properties Inc 2,128,396 72,238
Welltower Inc 804,340 63,720
$ 1,878,806
Telecommunications - 0 .65%
NEXTDC Ltd
(f)
1,836,163 14,090
TOTAL COMMON STOCKS $ 2,157,573
Total Investments $ 2,184,012
Other Assets and Liabilities -  (0.06)% (1,329)
TOTAL NET ASSETS - 100.00% $ 2,182,683
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,853 or
0.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,710 or 0.54% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,521 or 0.34% of net assets.
(f) Non-income producing security
Portfolio Summary
Location Percent
United States 61 .98%
Japan 9 .18%
Hong Kong 6 .53%
Australia 4 .50%
United Kingdom 4 .39%
Singapore 3 .83%
Canada 2 .80%
France 2 .29%
Spain 2 .08%
Sweden 1 .17%
Belgium 0 .56%
Germany 0 .50%
Mexico 0 .25%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 200,709 $ 176,413 $ 24,296
Principal Government Money Market Fund - Institutional Class 4.73% 24,613 48,967 73,580 —
$ 24,613 $ 249,676 $ 249,993 $ 24,296
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 595 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 16 — — —
$ 611 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .23 % Shares Held Value (000's)
Money Market Funds - 3 .23%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
1,760,522 $ 1,761
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
18,144,917 18,145
$ 19,906
TOTAL INVESTMENT COMPANIES $ 19,906
BONDS - 11 .30%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2 .23%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 $ 1,200 $ 1,203
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 1,229 1,222
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 144 144
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 2,759 2,736
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 595 594
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 1,639 1,631
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 1,125 1,120
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 5,104 5,104
$ 13,754
Commercial Mortgage Backed Securities - 0 .37%
Ginnie Mae
0.41%, 10/16/2053
(d),(e)
4,030 63
0.42%, 04/16/2047
(d),(e)
33,450 282
0.44%, 11/16/2052
(d),(e)
11,791 108
0.44%, 06/16/2057
(d),(e)
3,718 79
0.52%, 10/16/2054
(d),(e)
22,087 252
0.56%, 08/16/2051
(d),(e)
23,900 407
0.58%, 03/16/2060
(d),(e)
9,041 371
0.62%, 07/16/2060
(d),(e)
6,724 290
0.64%, 02/16/2053
(d),(e)
15,675 250
0.65%, 12/16/2053
(d),(e)
8,721 162
$ 2,264
Mortgage Backed Securities - 7 .85%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(e),(f)
4,041 3,890
CSMC Trust 2015-1
3.91%, 01/25/2045
(e),(f)
2,977 2,821
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,631 231
7.00%, 04/25/2024
(d)
2 —
Fannie Mae REMICS
0.00%, 06/25/2045
(d),(g)
5,124 189
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
1.03%, 09/25/2049
(d)
5,653 698
(1.00) x 1 Month USD LIBOR + 6.05%
2.50%, 02/25/2028
(d)
3,320 132
3.00%, 07/25/2032
(d)
4,130 318
3.00%, 10/25/2040
(d)
1,605 58
3.00%, 04/25/2042 877 848
3.00%, 05/25/2048 849 771
3.00%, 01/25/2051
(d)
12,866 2,008
3.50%, 02/25/2036
(d)
2,806 275
3.50%, 02/25/2043 198 193
3.50%, 02/25/2043
(d)
1,935 62
3.50%, 07/25/2043
(d)
4,624 363
3.50%, 08/25/2045 1,448 1,415
4.50%, 04/25/2045
(d)
7,729 1,661
5.62%, 04/25/2027 2 2
1.00 x 1 Month USD LIBOR + 0.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
7.00%, 04/25/2032 $ 354 $ 374
Freddie Mac REMICS
1.03%, 11/25/2049
(d)
6,603 789
(1.00) x 1 Month USD LIBOR + 6.05%
3.00%, 10/15/2041 3 3
3.00%, 04/15/2046 972 908
4.00%, 11/15/2042
(d)
1,796 261
4.00%, 11/15/2045 553 539
6.50%, 08/15/2027 15 15
Ginnie Mae
1.15%, 06/20/2046
(d)
2,229 276
(1.00) x 1 Month USD LIBOR + 6.10%
1.25%, 10/20/2045
(d)
4,998 671
(1.00) x 1 Month USD LIBOR + 6.20%
1.25%, 11/20/2047
(d)
3,550 436
(1.00) x 1 Month USD LIBOR + 6.20%
1.35%, 08/20/2050
(d)
12,970 1,724
(1.00) x 1 Month USD LIBOR + 6.30%
1.35%, 07/20/2051
(d)
9,328 1,261
(1.00) x 1 Month USD LIBOR + 6.30%
1.35%, 08/20/2051
(d)
10,455 1,412
(1.00) x 1 Month USD LIBOR + 6.30%
3.00%, 07/20/2050
(d)
7,995 1,135
3.00%, 09/20/2050
(d)
14,971 2,217
3.00%, 10/20/2050
(d)
10,660 1,601
3.00%, 11/20/2050
(d)
21,109 3,100
3.00%, 11/20/2050
(d)
12,954 1,890
3.00%, 12/20/2050
(d)
8,158 1,242
3.50%, 08/20/2039
(d)
572 2
3.50%, 01/20/2043
(d)
7,298 1,174
3.50%, 10/20/2049
(d)
12,410 2,010
4.00%, 04/20/2044
(d)
1,739 132
4.00%, 01/20/2046
(d)
1,828 113
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(e),(f)
694 637
New Residential Mortgage Loan Trust 2015-2
5.38%, 08/25/2055
(e),(f)
3,823 3,647
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(e),(f)
2,263 1,774
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(e)
1,257 1,193
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(e),(f)
1,998 1,804
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(e),(f)
213 191
$ 48,466
Other Asset Backed Securities - 0 .85%
Hpefs Equipment Trust 2022-2
3.15%, 09/20/2029
(f)
5,325 5,262
TOTAL BONDS $ 69,746
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 91 .73%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7 .89%
2.50%, 08/01/2027 $ 326 $ 314
3.00%, 02/01/2027 798 776
3.00%, 01/01/2033 1,952 1,874
3.00%, 04/01/2035 864 813
3.00%, 03/01/2037 1,830 1,719
3.00%, 10/01/2042 3,174 2,926
3.00%, 05/01/2043 1,197 1,103
3.00%, 07/01/2045 2,936 2,707
3.00%, 10/01/2046 4,293 3,955
3.50%, 11/01/2026 473 464
3.50%, 02/01/2032 1,335 1,315
3.50%, 04/01/2032 1,242 1,223
3.50%, 12/01/2041 1,148 1,096

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 04/01/2042 $ 2,622 $ 2,504
3.50%, 07/01/2042 3,570 3,410
3.50%, 08/01/2043 2,372 2,265
3.50%, 02/01/2044 2,350 2,228
3.50%, 11/01/2046 1,971 1,863
4.00%, 12/01/2041 2,072 2,054
4.00%, 07/01/2042 1,667 1,652
4.00%, 09/15/2042 593 584
4.00%, 10/01/2045 3,537 3,468
4.22%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
4.50%, 04/01/2041 2,181 2,191
5.00%, 10/01/2025 9 9
5.00%, 12/01/2032 9 9
5.00%, 02/01/2033 137 140
5.00%, 01/01/2034 1,458 1,486
5.00%, 05/01/2034 23 23
5.00%, 07/01/2035 14 14
5.00%, 07/01/2035 1 1
5.00%, 10/01/2035 3 3
5.00%, 11/01/2035 131 134
5.00%, 07/01/2044 1,174 1,197
5.00%, 03/01/2048 2,083 2,136
5.50%, 05/01/2033 2 2
5.50%, 10/01/2033 6 6
5.50%, 12/01/2033 119 123
5.50%, 07/01/2037 7 7
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 11 11
6.00%, 06/01/2028 2 2
6.00%, 05/01/2031 32 33
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 8 9
6.00%, 11/01/2033 132 135
6.00%, 09/01/2034 25 26
6.00%, 02/01/2035 13 14
6.00%, 10/01/2036 16 17
6.00%, 03/01/2037 52 53
6.00%, 05/01/2037 60 63
6.00%, 03/01/2038 20 21
6.00%, 04/01/2038 30 31
6.00%, 07/01/2038 55 56
6.00%, 10/01/2038 41 42
6.50%, 05/01/2023 1 1
6.50%, 03/01/2029 11 11
6.50%, 04/01/2031 27 28
6.50%, 10/01/2031 21 22
6.50%, 02/01/2032 3 3
6.50%, 04/01/2032 3 3
6.50%, 04/01/2035 2 2
7.00%, 01/01/2028 73 74
7.00%, 06/01/2029 25 26
7.00%, 04/01/2031 19 19
7.00%, 10/01/2031 40 41
7.00%, 04/01/2032 56 59
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 5 5
8.50%, 07/01/2029 50 50
$ 48,659
Federal National Mortgage Association (FNMA) - 0 .57%
3.00%, 04/01/2043 2,996 2,752
3.95%, 12/01/2033 20 20
1.00 x 12 Month USD LIBOR + 1.70%
5.50%, 05/01/2033 51 51
6.00%, 01/01/2032 62 62
6.00%, 04/01/2033 91 92
6.00%, 09/01/2034 157 158
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
6.50%, 06/01/2031 $ 27 $ 28
6.50%, 11/01/2032 168 170
6.50%, 11/01/2032 65 66
7.00%, 08/01/2028 18 18
7.00%, 12/01/2028 23 24
7.00%, 07/01/2029 17 17
7.00%, 07/01/2032 17 17
7.50%, 12/01/2024 13 12
7.50%, 02/01/2030 22 22
$ 3,509
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 60 .89%
2.00%, 08/01/2028 709 672
2.00%, 11/01/2035 8,120 7,348
2.00%, 03/01/2051 13,319 11,234
2.00%, 05/01/2051 16,672 13,949
2.00%, 11/01/2051 9,845 8,215
2.00%, 11/01/2051 10,932 9,132
2.00%, 12/01/2051 18,546 15,571
2.00%, 12/01/2051 18,155 15,169
2.00%, 01/01/2052 15,581 12,998
2.00%, 02/01/2052 12,036 10,134
2.00%, 02/01/2052 14,569 12,169
2.50%, 06/01/2027 1,141 1,099
2.50%, 05/01/2028 610 586
2.50%, 08/01/2028 796 764
2.50%, 03/01/2030 2,283 2,161
2.50%, 12/01/2031 3,306 3,121
2.50%, 08/01/2035 7,137 6,676
2.50%, 08/01/2050 8,704 7,610
2.50%, 07/01/2051 12,842 11,226
2.50%, 12/01/2051 6,669 5,842
2.50%, 12/01/2051 13,849 12,252
2.50%, 12/01/2051 15,621 13,707
2.50%, 01/01/2052 13,420 11,812
2.50%, 02/01/2052 12,990 11,343
2.50%, 04/01/2052 8,309 7,261
3.00%, 05/01/2029 1,660 1,598
3.00%, 01/01/2030 148 143
3.00%, 08/01/2031 3,197 3,065
3.00%, 10/01/2036 2,944 2,763
3.00%, 12/01/2042 3,019 2,780
3.00%, 01/01/2043 2,632 2,424
3.00%, 07/01/2045 1,214 1,117
3.00%, 01/01/2046 2,720 2,504
3.00%, 07/01/2046 3,138 2,883
3.00%, 10/01/2046 3,561 3,271
3.00%, 12/01/2046 3,743 3,432
3.00%, 08/01/2049 1,641 1,488
3.00%, 10/01/2049 4,022 3,648
3.00%, 12/01/2049 3,773 3,423
3.00%, 07/01/2050 5,986 5,410
3.00%, 08/01/2050 4,738 4,282
3.00%, 09/01/2050 7,735 7,007
3.50%, 08/01/2031 1,678 1,636
3.50%, 06/01/2039 1,430 1,370
3.50%, 06/01/2042 1,108 1,057
3.50%, 11/01/2042 2,177 2,077
3.50%, 02/01/2043 1,052 1,004
3.50%, 05/01/2043 1,502 1,432
3.50%, 03/01/2045 2,243 2,132
3.50%, 03/01/2045 1,108 1,051
3.50%, 09/01/2045 2,106 1,998
3.50%, 11/01/2048 7,178 6,846
3.50%, 03/01/2050 8,609 8,216
4.00%, 01/01/2034 451 440
4.00%, 10/01/2037 1,876 1,830
4.00%, 09/01/2040 906 886

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2042 $ 903 $ 887
4.00%, 03/01/2043 1,396 1,365
4.00%, 08/01/2044 1,768 1,744
4.00%, 11/01/2044 1,389 1,370
4.00%, 07/01/2045 2,324 2,293
4.00%, 08/01/2045 2,683 2,647
4.00%, 08/01/2046 3,965 3,874
4.00%, 07/01/2047 3,752 3,707
4.00%, 10/01/2047 2,853 2,798
4.00%, 02/01/2048 3,183 3,122
4.00%, 05/01/2053
(h)
1,500 1,434
4.50%, 09/01/2025 198 198
4.50%, 08/01/2039 1,198 1,202
4.50%, 09/01/2043 2,732 2,743
4.50%, 09/01/2043 1,969 1,977
4.50%, 11/01/2043 2,349 2,341
4.50%, 10/01/2044 1,673 1,680
4.50%, 12/01/2044 3,429 3,442
4.50%, 05/01/2045 1,603 1,610
4.50%, 09/01/2045 2,074 2,074
4.50%, 10/01/2045 3,004 3,016
4.50%, 11/01/2045 3,944 3,944
5.00%, 01/01/2026 10 10
5.00%, 04/01/2035 63 63
5.00%, 05/01/2035 26 27
5.00%, 07/01/2035 9 10
5.00%, 02/01/2038 942 961
5.00%, 03/01/2038 556 569
5.00%, 02/01/2040 2,713 2,801
5.00%, 05/01/2040 1,077 1,102
5.00%, 07/01/2040 592 603
5.00%, 07/01/2041 3,026 3,096
5.00%, 02/01/2044 1,314 1,344
5.00%, 06/01/2044 1,323 1,348
5.00%, 05/01/2048 2,325 2,383
5.50%, 06/01/2026 11 11
5.50%, 07/01/2033 251 260
5.50%, 02/01/2037 2 2
5.50%, 12/01/2037 371 380
5.50%, 03/01/2038 81 84
5.50%, 05/01/2053
(h)
15,000 15,123
6.00%, 03/01/2029 13 13
6.00%, 12/01/2031 1 1
6.00%, 11/01/2032 5 5
6.00%, 11/01/2037 10 10
6.00%, 02/01/2038 31 32
6.00%, 03/01/2038 27 28
6.00%, 04/01/2039 226 231
6.50%, 09/01/2024 1 1
6.50%, 08/01/2028 9 9
6.50%, 03/01/2029 14 14
6.50%, 06/01/2031 47 49
6.50%, 12/01/2031 1 1
6.50%, 01/01/2032 23 24
6.50%, 04/01/2032 4 4
6.50%, 04/01/2032 2 3
6.50%, 08/01/2032 35 36
6.50%, 02/01/2033 42 43
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 17 18
6.50%, 08/01/2036 15 16
6.50%, 10/01/2036 13 13
6.50%, 11/01/2036 11 11
6.50%, 07/01/2037 3 3
6.50%, 07/01/2037 10 11
6.50%, 08/01/2037 169 177
6.50%, 08/01/2037 13 14
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 02/01/2038 $ 13 $ 14
6.50%, 05/01/2038 1 1
7.00%, 11/01/2031 54 55
7.50%, 08/01/2032 4 4
$ 375,752
Government National Mortgage Association (GNMA) - 21 .34%
2.00%, 08/20/2050 9,775 8,411
2.00%, 02/20/2051 16,634 14,283
2.50%, 06/20/2050 17,144 15,253
3.00%, 11/15/2042 1,421 1,333
3.00%, 12/15/2042 1,754 1,644
3.00%, 02/15/2043 2,574 2,413
3.00%, 07/20/2045 5,048 4,710
3.00%, 07/20/2046 1,673 1,554
3.00%, 08/20/2046 3,650 3,385
3.00%, 09/20/2046 3,523 3,240
3.00%, 09/20/2046 4,426 4,107
3.00%, 11/20/2046 2,091 1,920
3.00%, 12/20/2046 2,306 2,137
3.00%, 02/20/2047 2,932 2,715
3.00%, 08/20/2047 1,741 1,609
3.00%, 11/15/2047 4,097 3,877
3.50%, 08/20/2042 1,783 1,685
3.50%, 05/15/2043 3,186 3,094
3.50%, 06/20/2043 2,425 2,310
3.50%, 08/15/2043 2,890 2,807
3.50%, 04/20/2045 1,533 1,460
3.50%, 02/20/2047 1,182 1,125
3.50%, 05/20/2047 6,636 6,464
3.50%, 10/20/2047 2,150 2,045
3.50%, 11/20/2047 2,037 1,989
4.00%, 08/15/2041 1,447 1,419
4.00%, 09/15/2041 2,845 2,790
4.00%, 03/15/2044 1,770 1,744
4.00%, 10/20/2044 1,642 1,595
4.00%, 01/20/2048 7,281 7,087
4.50%, 05/01/2053
(h)
8,000 7,849
5.00%, 02/15/2034 47 49
5.00%, 10/15/2039 1,105 1,139
5.50%, 07/20/2033 399 409
5.50%, 03/20/2034 425 439
5.50%, 05/20/2035 41 43
5.50%, 05/01/2053
(h)
3,500 3,523
6.00%, 11/15/2023 1 1
6.00%, 11/15/2023 1 1
6.00%, 04/20/2026 10 10
6.00%, 10/20/2028 2 2
6.00%, 02/20/2029 18 19
6.00%, 02/15/2033 10 10
6.00%, 07/20/2033 326 344
6.00%, 08/15/2038 26 27
6.00%, 05/01/2053
(h)
7,000 7,104
6.50%, 12/15/2023 1 1
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 1 1
6.50%, 04/15/2024 1 1
6.50%, 07/15/2024 1 1
6.50%, 01/15/2026 1 1
6.50%, 03/15/2026 1 2
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 2 2
6.50%, 03/20/2031 19 19
6.50%, 04/20/2031 17 17
6.50%, 10/15/2031 6 6
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 242 250
7.00%, 10/15/2027 4 4

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 10/15/2027 $ 1 $ 1
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 44 44
7.00%, 12/15/2028 23 23
7.00%, 01/15/2029 22 23
7.00%, 03/15/2029 14 14
7.00%, 04/15/2029 72 73
7.00%, 05/15/2031 2 3
7.50%, 03/15/2024 1 1
7.50%, 05/15/2027 1 1
7.50%, 06/15/2027 3 3
7.50%, 08/15/2029 15 15
7.50%, 10/15/2029 11 11
8.00%, 12/15/2030 2 3
$ 131,698
U.S. Treasury Bill - 1 .04%
4.35%, 11/30/2023
(i),(j)
6,575 6,403
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 566,021
Total Investments $ 655,673
Other Assets and Liabilities -  (6.26)% (38,600)
TOTAL NET ASSETS - 100.00% $ 617,073
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,461 or
1.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,026 or 3.25% of net assets.
(g) Non-income producing security
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Rate shown is the discount rate of the original purchase.
(j) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,340 or 1.03% of net assets.
Portfolio Summary
Sector Percent
Mortgage Securities 98 .91%
Money Market Funds 3 .23%
Asset Backed Securities 3 .08%
Government 1 .04%
Other Assets and Liabilities
( 6 .26 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 141,287 $ 123,142 $ 18,145
Principal Government Money Market Fund - Institutional Class 4.73% 9,538 23,266 32,804 —
$ 9,538 $ 164,553 $ 155,946 $ 18,145
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 126 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 25 — — —
$ 151 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2023 Long 77 $ 8,871 $ 272
US 5 Year Note; June 2023 Short 231 25,351 (584)
US Long Bond; June 2023 Long 328 43,183 2,017
Total $ 1,705
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .32 % Shares Held Value (000's)
Money Market Funds - 6 .32%
DWS Government Money Market Series -
Institutional Class 4.79%
(a)
87,000,000 $ 87,000
Goldman Sachs Financial Square Government
Fund - Institutional
Class 4.77%
(a)
17,400,000 17,400
Invesco Government & Agency Portfolio -
Institutional Class 4.80%
(a)
72,500,000 72,500
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.78%
(a)
34,800,000 34,800
$ 211,700
TOTAL INVESTMENT COMPANIES $ 211,700
BONDS - 28 .05%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 28 .05%
Federal Home Loan Bank Discount Notes
4.64%, 05/05/2023 $ 50,000 $ 49,974
4.66%, 05/10/2023 50,000 49,942
4.69%, 05/17/2023 50,000 49,896
4.70%, 05/15/2023 32,518 32,459
4.70%, 05/25/2023 50,000 49,843
4.70%, 06/12/2023 60,000 59,671
4.70%, 07/21/2023 32,000 31,662
4.73%, 06/21/2023 36,000 35,759
4.74%, 05/31/2023 50,000 49,802
4.74%, 06/15/2023 27,950 27,784
4.75%, 07/05/2023 27,280 27,046
4.76%, 06/23/2023 50,000 49,650
4.77%, 05/24/2023 30,000 29,909
4.79%, 06/02/2023 24,640 24,535
4.81%, 06/30/2023 50,000 49,599
4.84%, 07/07/2023 19,700 19,523
4.84%, 08/02/2023 55,500 54,804
4.85%, 07/17/2023 50,000 49,481
4.85%, 08/04/2023 13,030 12,863
4.86%, 07/27/2023 50,000 49,413
4.88%, 08/16/2023 50,000 49,275
4.93%, 07/10/2023 38,200 37,834
4.95%, 07/26/2023 50,000 49,409
$ 940,133
TOTAL BONDS $ 940,133
REPURCHASE AGREEMENTS - 65 .95%
Maturity
Amount (000's) Value (000's)
Banks - 65 .95%
Bank of New York Mellon Repurchase
Agreement; 4.77% traded 04/28/2023
maturing 05/01/2023 (collateralized by US
Government Security; 153,000,090; 0.375%;
dated 07/15/2025)
$ 150,060 $ 150,000
Barclays Capital Repurchase Agreement; 4.80%
traded 04/28/2023 maturing 05/01/2023
(collateralized by US Government Security;
102,000,065; 2.375%; dated 11/15/2049)
100,040 100,000
BNP Paribas Securities Corp Repurchase
Agreement; 4.77% traded 04/28/2023
maturing 05/01/2023 (collateralized by US
Government Securities; 51,000,000; 0.000%-
6.75%; dated 10/19/2023-02/15/2052)
50,020 50,000
Federal Reserve Bank of New York Repurchase
Agreement; 4.80% traded 04/28/2023
maturing 05/01/2023 (collateralized by US
Government Security; 1,630,652,011; 2.00%;
dated 05/31/2024)
1,630,652 1,630,000
HSBC Bank USA Repurchase Agreement;
4.76% traded 04/28/2023 maturing
05/01/2023 (collateralized by US Government
Securities; 102,000,000; 2.01%-6.50%; dated
08/01/2033-03/01/2053)
100,040 100,000
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement; 4.81%
traded 04/28/2023 maturing 05/01/2023
(collateralized by US Government Security;
102,000,001; 0.00%; dated 10/19/2023)
$ 100,040 $ 100,000
Mizuho Securities Repurchase Agreement;
4.77% traded 04/28/2023 maturing
05/01/2023 (collateralized by US Government
Securities; 81,600,036; 0.125%-1.00%; dated
08/31/2023-07/31/2028)
80,032 80,000
$ 2,210,000
TOTAL REPURCHASE AGREEMENTS $ 2,210,000
Total Investments $ 3,361,833
Other Assets and Liabilities -  (0.32)% (10,774)
TOTAL NET ASSETS - 100.00% $ 3,351,059
(a) Current yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 65 .95%
Government 28 .05%
Money Market Funds 6 .32%
Other Assets and Liabilities
( 0 .32 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .39 % Shares Held Value (000's)
Money Market Funds - 3 .39%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
12,422,654 $ 12,423
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
95,799,344 95,799
$ 108,222
TOTAL INVESTMENT COMPANIES $ 108,222
COMMON STOCKS - 0 .52 % Shares Held Value (000's)
Distribution & Wholesale - 0 .17%
ATD New Holdings Inc
(d),(e)
101,514 $ 5,482
Electric - 0 .00%
Vistra Energy Corp - Rights
(e)
164,087 —
Leisure Products & Services - 0 .04%
CWT Travel Group
(d)
209,235 1,395
CWT Travel Holdings Inc - Class A Warrants
(d)
28,222 —
CWT Travel Holdings Inc - Class B Warrants
(d)
29,708 —
$ 1,395
Mining - 0 .08%
Arctic Canadian Diamond Co Ltd
(d),(e)
5,247 2,482
Miscellaneous Manufacturers - 0 .22%
Utex Industries
(d)
111,195 7,079
Utex Industries - Warrants
(d),(e)
51,625 5
$ 7,084
Oil & Gas - 0 .00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0 .01%
Skillsoft Corp
(d)
189,362 233
Telecommunications - 0 .00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 16,676
CONVERTIBLE PREFERRED STOCKS
- 0 .03 % Shares Held Value (000's)
Leisure Products & Services - 0 .03%
Carlson Travel Inc 0.00%
(d)
10,466 $ 871
TOTAL CONVERTIBLE PREFERRED STOCKS $ 871
PREFERRED STOCKS - 0 .00 % Shares Held Value (000's)
Telecommunications - 0 .00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 86 .70%
Principal
Amount (000's) Value (000's)
Advertising - 1 .19%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(f)
$ 1,555 $ 1,210
Clear Channel International BV
6.63%, 08/01/2025
(f),(g)
250 247
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(f)
888 802
7.50%, 06/01/2029
(f)
7,295 5,398
7.75%, 04/15/2028
(f)
4,840 3,673
CMG Media Corp
8.88%, 12/15/2027
(f)
1,333 1,033
Lamar Media Corp
3.63%, 01/15/2031 570 491
3.75%, 02/15/2028 671 616
4.00%, 02/15/2030 750 673
4.88%, 01/15/2029 500 473
National CineMedia LLC
5.88%, 04/15/2028
(f)
340 122
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(f)
9,670 8,282
4.63%, 03/15/2030
(f)
5,299 4,474
5.00%, 08/15/2027
(f)
10,391 9,594
Stagwell Global LLC
5.63%, 08/15/2029
(f)
895 778
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Summer BC Bidco B LLC
5.50%, 10/31/2026
(f)
$ 200 $ 168
$ 38,034
Aerospace & Defense - 2 .47%
Bombardier Inc
6.00%, 02/15/2028
(f)
500 474
7.13%, 06/15/2026
(f)
1,100 1,096
7.50%, 02/01/2029
(f)
476 468
7.88%, 04/15/2027
(f)
1,950 1,944
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(f)
650 544
Howmet Aerospace Inc
3.00%, 01/15/2029 714 641
5.13%, 10/01/2024 978 974
5.90%, 02/01/2027 670 686
5.95%, 02/01/2037 710 722
6.75%, 01/15/2028 420 443
6.88%, 05/01/2025 790 814
Moog Inc
4.25%, 12/15/2027
(f)
500 470
Rolls-Royce PLC
3.63%, 10/14/2025
(f)
1,500 1,417
5.75%, 10/15/2027
(f)
1,107 1,105
Spirit AeroSystems Inc
4.60%, 06/15/2028 1,138 965
7.50%, 04/15/2025
(f)
1,050 1,043
9.38%, 11/30/2029
(f)
975 1,048
TransDigm Inc
4.63%, 01/15/2029 5,064 4,583
4.88%, 05/01/2029 16,234 14,753
5.50%, 11/15/2027 10,378 9,960
6.25%, 03/15/2026
(f)
15,933 16,009
6.38%, 06/15/2026 2,188 2,185
6.75%, 08/15/2028
(f)
6,022 6,116
7.50%, 03/15/2027 5,255 5,281
TransDigm UK Holdings PLC
6.88%, 05/15/2026 880 885
Triumph Group Inc
7.75%, 08/15/2025 546 508
9.00%, 03/15/2028
(f)
3,624 3,674
$ 78,808
Agriculture - 0 .11%
Darling Ingredients Inc
6.00%, 06/15/2030
(f)
1,200 1,187
Turning Point Brands Inc
5.63%, 02/15/2026
(f)
400 366
Vector Group Ltd
5.75%, 02/01/2029
(f)
1,341 1,200
10.50%, 11/01/2026
(f)
790 795
$ 3,548
Airlines - 1 .31%
Air Canada
3.88%, 08/15/2026
(f)
9,494 8,788
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(f)
120 127
Allegiant Travel Co
7.25%, 08/15/2027
(f)
598 591
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 837 760
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 637 569
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 823 715

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 $ 383 $ 346
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 561 489
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 1,681 1,483
American Airlines Inc
7.25%, 02/15/2028
(f)
756 735
11.75%, 07/15/2025
(f)
1,465 1,611
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(f)
4,605 4,522
5.75%, 04/20/2029
(f)
7,385 7,018
Delta Air Lines Inc
2.90%, 10/28/2024 855 825
3.75%, 10/28/2029
(g)
510 456
4.38%, 04/19/2028
(g)
770 726
7.38%, 01/15/2026
(g)
840 885
Hawaiian Airlines 2013-1 Class A Pass Through
Certificates
3.90%, 07/15/2027 135 121
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
5,385 5,017
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(f)
588 594
8.00%, 09/20/2025
(f)
537 542
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 205 186
United Airlines Holdings Inc
4.88%, 01/15/2025
(g)
363 357
United Airlines Inc
4.38%, 04/15/2026
(f)
2,491 2,379
4.63%, 04/15/2029
(f)
1,545 1,398
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/2026 225 214
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 399 376
$ 41,830
Apparel - 0 .44%
Crocs Inc
4.13%, 08/15/2031
(f)
270 228
4.25%, 03/15/2029
(f)
300 266
Hanesbrands Inc
4.88%, 05/15/2026
(f),(g)
1,775 1,673
9.00%, 02/15/2031
(f),(g)
8,500 8,701
Kontoor Brands Inc
4.13%, 11/15/2029
(f)
1,004 853
Levi Strauss & Co
3.50%, 03/01/2031
(f),(g)
538 455
Under Armour Inc
3.25%, 06/15/2026 800 734
William Carter Co/The
5.63%, 03/15/2027
(f)
846 835
Wolverine World Wide Inc
4.00%, 08/15/2029
(f)
500 416
$ 14,161
Automobile Manufacturers - 3 .13%
Allison Transmission Inc
3.75%, 01/30/2031
(f)
1,440 1,229
4.75%, 10/01/2027
(f)
570 543
5.88%, 06/01/2029
(f)
726 715
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
$ 1,514 $ 1,488
Ford Holdings LLC
9.30%, 03/01/2030 349 397
Ford Motor Co
3.25%, 02/12/2032 2,475 1,919
4.35%, 12/08/2026
(g)
885 860
4.75%, 01/15/2043 2,072 1,557
5.29%, 12/08/2046 1,360 1,100
6.10%, 08/19/2032 1,734 1,654
6.38%, 02/01/2029 214 213
6.63%, 10/01/2028 320 326
7.40%, 11/01/2046 825 840
7.45%, 07/16/2031 10,238 10,776
7.50%, 08/01/2026 50 51
9.63%, 04/22/2030 6,550 7,617
Ford Motor Credit Co LLC
2.30%, 02/10/2025 925 861
2.70%, 08/10/2026 924 820
2.90%, 02/16/2028 2,175 1,883
2.90%, 02/10/2029 690 572
3.38%, 11/13/2025 1,942 1,803
3.63%, 06/17/2031 455 375
3.66%, 09/08/2024 775 748
3.82%, 11/02/2027 5,775 5,178
4.00%, 11/13/2030 18,745 16,073
4.06%, 11/01/2024 1,444 1,403
4.13%, 08/04/2025 1,500 1,419
4.13%, 08/17/2027 5,630 5,166
4.27%, 01/09/2027 885 819
4.39%, 01/08/2026 1,465 1,392
4.54%, 08/01/2026 3,855 3,635
4.69%, 06/09/2025 622 601
4.95%, 05/28/2027 1,460 1,381
5.11%, 05/03/2029 2,497 2,326
5.13%, 06/16/2025 1,865 1,816
6.95%, 03/06/2026 1,217 1,228
7.35%, 11/04/2027 1,190 1,224
7.35%, 03/06/2030 2,725 2,799
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(f)
965 808
5.50%, 07/15/2029
(f)
534 442
5.88%, 01/15/2028
(f)
1,242 1,074
7.75%, 10/15/2025
(f)
1,070 1,063
JB Poindexter & Co Inc
7.13%, 04/15/2026
(f)
600 579
Nissan Motor Acceptance Co LLC
1.13%, 09/16/2024
(f)
600 558
1.85%, 09/16/2026
(f)
1,143 975
2.00%, 03/09/2026
(f)
965 850
2.45%, 09/15/2028
(f)
425 341
2.75%, 03/09/2028
(f)
730 607
Nissan Motor Co Ltd
3.52%, 09/17/2025
(f)
1,650 1,544
4.35%, 09/17/2027
(f)
2,702 2,476
4.81%, 09/17/2030
(f)
3,213 2,826
PM General Purchaser LLC
9.50%, 10/01/2028
(f)
675 640
Wabash National Corp
4.50%, 10/15/2028
(f)
413 359
$ 99,949
Automobile Parts & Equipment - 1 .20%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(f),(g)
570 548
American Axle & Manufacturing Inc
5.00%, 10/01/2029 360 299
6.50%, 04/01/2027
(g)
295 273

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Clarios Global LP
6.75%, 05/15/2025
(f)
$ 365 $ 365
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(f)
11,209 11,153
6.75%, 05/15/2028
(f),(h)
2,075 2,083
8.50%, 05/15/2027
(f)
2,145 2,158
Cooper-Standard Automotive Inc
5.63%, PIK 0.00%; 05/15/2027
(f),(i),(j)
205 117
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(f)
305 301
Dana Inc
4.25%, 09/01/2030 372 301
4.50%, 02/15/2032 530 424
5.38%, 11/15/2027 428 402
5.63%, 06/15/2028 325 300
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(f)
794 736
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(f)
7,780 5,764
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 367 347
5.00%, 05/31/2026
(g)
295 287
5.00%, 07/15/2029
(g)
610 539
5.25%, 04/30/2031
(g)
517 448
5.25%, 07/15/2031
(g)
640 552
7.00%, 03/15/2028 17 17
9.50%, 05/31/2025 623 638
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(f),(i),(j)
925 833
6.00%, PIK 6.75%; 05/15/2027
(f),(i),(j)
605 559
6.38%, PIK 7.13%; 05/15/2029
(f),(i),(j)
825 740
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(f)
7,882 5,931
Titan International Inc
7.00%, 04/30/2028 243 217
Wheel Pros Inc
6.50%, 05/15/2029
(f)
400 188
ZF North America Capital Inc
4.75%, 04/29/2025
(f)
1,680 1,641
$ 38,161
Banks - 0 .40%
Dresdner Funding Trust I
8.15%, 06/30/2031
(f)
1,344 1,422
First Republic Bank/CA
4.38%, 08/01/2046 915 146
4.63%, 02/13/2047 915 142
Freedom Mortgage Corp
6.63%, 01/15/2027
(f)
500 405
7.63%, 05/01/2026
(f)
570 487
8.13%, 11/15/2024
(f)
280 270
8.25%, 04/15/2025
(f)
600 558
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(f),(k)
700 531
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(f),(k)
1,050 694
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.02%, 06/26/2024
(f)
1,735 1,686
5.71%, 01/15/2026
(f)
1,560 1,502
Pacific Western Bank
3.25%, 05/01/2031
(k)
1,295 926
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
$ 321 $ 259
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
UniCredit SpA
5.46%, 06/30/2035
(f),(k)
1,645 1,402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(f),(k)
1,000 911
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(f),(k)
1,465 1,402
USD Swap Rate NY 5 Year + 4.91%
$ 12,743
Beverages - 0 .05%
Primo Water Holdings Inc
4.38%, 04/30/2029
(f)
769 678
Triton Water Holdings Inc
6.25%, 04/01/2029
(f)
905 760
$ 1,438
Biotechnology - 0 .06%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(f)
1,175 624
Grifols Escrow Issuer SA
4.75%, 10/15/2028
(f)
1,605 1,287
$ 1,911
Building Materials - 1 .30%
Boise Cascade Co
4.88%, 07/01/2030
(f)
325 293
Builders FirstSource Inc
4.25%, 02/01/2032
(f)
1,084 950
5.00%, 03/01/2030
(f)
609 569
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(f)
1,015 962
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(f)
422 318
CP Atlas Buyer Inc
7.00%, 12/01/2028
(f)
770 579
Eco Material Technologies Inc
7.88%, 01/31/2027
(f)
11,400 10,944
Griffon Corp
5.75%, 03/01/2028 670 618
James Hardie International Finance DAC
5.00%, 01/15/2028
(f)
555 523
JELD-WEN Inc
4.63%, 12/15/2025
(f)
468 452
4.88%, 12/15/2027
(f)
949 830
Knife River Holding Co
7.75%, 05/01/2031
(f)
661 670
Louisiana-Pacific Corp
3.63%, 03/15/2029
(f)
565 496
Masonite International Corp
3.50%, 02/15/2030
(f)
575 492
5.38%, 02/01/2028
(f)
932 897
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
600 504
New Enterprise Stone & Lime Co Inc
5.25%, 07/15/2028
(f)
869 778
9.75%, 07/15/2028
(f)
331 316
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(f)
8,853 7,747
PGT Innovations Inc
4.38%, 10/01/2029
(f)
615 558
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
5,655 5,292

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Standard Industries Inc/NJ
3.38%, 01/15/2031
(f)
$ 1,235 $ 977
4.38%, 07/15/2030
(f)
2,358 2,035
4.75%, 01/15/2028
(f)
1,385 1,294
5.00%, 02/15/2027
(f)
1,090 1,042
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(f)
980 931
6.50%, 03/15/2027
(f)
135 134
Victors Merger Corp
6.38%, 05/15/2029
(f)
679 413
$ 41,614
Chemicals - 1 .23%
Ashland LLC
3.38%, 09/01/2031
(f)
528 437
6.88%, 05/15/2043 308 307
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(f)
3,689 3,039
Avient Corp
5.75%, 05/15/2025
(f)
995 994
7.13%, 08/01/2030
(f)
671 686
Axalta Coating Systems LLC
3.38%, 02/15/2029
(f)
960 830
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(f)
825 797
Cerdia Finanz GmbH
10.50%, 02/15/2027
(f)
815 774
Chemours Co/The
4.63%, 11/15/2029
(f)
1,028 847
5.38%, 05/15/2027
(g)
615 572
5.75%, 11/15/2028
(f)
1,188 1,056
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
565 497
Cornerstone Chemical Co
8.25%, PIK 0.00%; 09/01/2027
(f),(i),(j)
1,130 1,006
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(f)
500 451
Diamond BC BV
4.63%, 10/01/2029
(f)
3,158 3,103
Element Solutions Inc
3.88%, 09/01/2028
(f)
1,059 934
GPD Cos Inc
10.13%, 04/01/2026
(f)
845 773
HB Fuller Co
4.00%, 02/15/2027 305 288
4.25%, 10/15/2028 385 354
Herens Holdco Sarl
4.75%, 05/15/2028
(f)
373 309
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(f)
960 852
INEOS Quattro Finance 2 Plc
3.38%, 01/15/2026
(f)
709 651
Ingevity Corp
3.88%, 11/01/2028
(f)
877 770
Innophos Holdings Inc
9.38%, 02/15/2028
(f)
211 212
Iris Holdings Inc
8.75%, PIK 9.50%; 02/15/2026
(f),(i),(j)
325 299
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(i),(j)
215 150
Mativ Holdings Inc
6.88%, 10/01/2026
(f)
565 515
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Methanex Corp
4.25%, 12/01/2024 $ 275 $ 269
5.13%, 10/15/2027 640 611
5.25%, 12/15/2029 812 762
5.65%, 12/01/2044 385 320
Minerals Technologies Inc
5.00%, 07/01/2028
(f)
487 444
Nufarm Australia Ltd / Nufarm Americas Inc
5.00%, 01/27/2030
(f)
300 267
Olin Corp
5.00%, 02/01/2030 903 843
5.13%, 09/15/2027 707 684
5.63%, 08/01/2029
(g)
905 882
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
800 682
6.25%, 10/01/2029
(f)
470 378
7.13%, 10/01/2027
(f)
285 272
Polar US Borrower LLC / Schenectady
International Group Inc
6.75%, 05/15/2026
(f)
325 197
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(f)
537 520
Rayonier AM Products Inc
5.50%, 06/01/2024
(f),(g)
605 607
7.63%, 01/15/2026
(f)
451 401
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(f)
1,178 1,061
6.63%, 05/01/2029
(f)
760 634
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(f)
865 796
SPCM SA
3.13%, 03/15/2027
(f)
210 188
3.38%, 03/15/2030
(f)
1,195 989
TPC Group Inc
13.00%, 12/16/2027
(f)
505 508
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(f)
189 117
5.38%, 09/01/2025
(f)
618 518
Tronox Inc
4.63%, 03/15/2029
(f)
1,620 1,345
Valvoline Inc
3.63%, 06/15/2031
(f)
805 668
4.25%, 02/15/2030
(f)
520 510
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(f)
280 36
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
831 635
WR Grace Holdings LLC
4.88%, 06/15/2027
(f)
635 603
5.63%, 08/15/2029
(f)
994 857
$ 39,107
Coal - 0 .27%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
941 935
Coronado Finance Pty Ltd
10.75%, 05/15/2026
(f)
268 276
SunCoke Energy Inc
4.88%, 06/30/2029
(f)
7,840 6,826
Warrior Met Coal Inc
7.88%, 12/01/2028
(f)
540 546
$ 8,583
Commercial Services - 3 .88%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
645 560
4.88%, 07/15/2032
(f)
540 467

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Adtalem Global Education Inc
5.50%, 03/01/2028
(f)
$ 994 $ 944
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
650 592
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
465 404
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.00%, 06/01/2029
(f)
887 695
6.63%, 07/15/2026
(f)
1,935 1,865
9.75%, 07/15/2027
(f)
1,195 1,112
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(f)
1,035 899
4.63%, 06/01/2028
(f)
900 783
AMN Healthcare Inc
4.00%, 04/15/2029
(f)
300 264
4.63%, 10/01/2027
(f)
4,664 4,349
APi Group DE Inc
4.13%, 07/15/2029
(f)
430 372
Aptim Corp
7.75%, 06/15/2025
(f)
925 731
APX Group Inc
5.75%, 07/15/2029
(f)
742 663
6.75%, 02/15/2027
(f)
485 484
ASGN Inc
4.63%, 05/15/2028
(f)
8,370 7,735
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.38%, 03/01/2029
(f),(g)
395 358
5.75%, 07/15/2027
(f)
620 581
5.75%, 07/15/2027
(f)
6 6
Block Inc
2.75%, 06/01/2026 680 615
3.50%, 06/01/2031
(g)
770 627
Brink's Co/The
4.63%, 10/15/2027
(f)
559 528
5.50%, 07/15/2025
(f)
345 342
Carriage Services Inc
4.25%, 05/15/2029
(f)
475 394
Cimpress PLC
7.00%, 06/15/2026 666 558
CoreCivic Inc
4.75%, 10/15/2027 1,000 865
8.25%, 04/15/2026 1,142 1,154
CoreLogic Inc
4.50%, 05/01/2028
(f)
1,013 828
CPI CG Inc
8.63%, 03/15/2026
(f)
926 914
Deluxe Corp
8.00%, 06/01/2029
(f)
795 614
Garda World Security Corp
4.63%, 02/15/2027
(f)
640 588
6.00%, 06/01/2029
(f)
544 447
7.75%, 02/15/2028
(f)
302 303
9.50%, 11/01/2027
(f)
657 630
Gartner Inc
3.63%, 06/15/2029
(f)
835 739
3.75%, 10/01/2030
(f)
1,140 996
4.50%, 07/01/2028
(f)
860 808
GEO Group Inc/The
9.50%, 12/31/2028
(f)
300 293
10.50%, 06/30/2028 350 354
Graham Holdings Co
5.75%, 06/01/2026
(f)
890 879
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Grand Canyon University
4.13%, 10/01/2024 $ 500 $ 475
5.13%, 10/01/2028
(g)
525 474
Herc Holdings Inc
5.50%, 07/15/2027
(f)
1,253 1,197
Hertz Corp/The
4.63%, 12/01/2026
(f)
720 648
5.00%, 12/01/2029
(f)
825 675
Korn Ferry
4.63%, 12/15/2027
(f)
438 416
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(f)
220 199
Matthews International Corp
5.25%, 12/01/2025
(f)
533 511
Metis Merger Sub LLC
6.50%, 05/15/2029
(f)
880 746
MoneyGram International Inc
5.38%, 08/01/2026
(f)
350 348
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(f)
1,250 956
5.75%, 11/01/2028
(f),(g)
5,958 3,767
Neptune Bidco US Inc
9.29%, 04/15/2029
(f)
3,800 3,577
NESCO Holdings II Inc
5.50%, 04/15/2029
(f)
1,065 962
PECF USS Intermediate Holding III Corp
8.00%, 11/15/2029
(f)
635 414
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
944 844
5.25%, 04/15/2024
(f)
985 980
5.75%, 04/15/2026
(f)
1,100 1,092
6.25%, 01/15/2028
(f)
1,715 1,606
PROG Holdings Inc
6.00%, 11/15/2029
(f)
12,735 11,461
Sabre GLBL Inc
7.38%, 09/01/2025
(f)
1,105 982
9.25%, 04/15/2025
(f)
1,029 949
11.25%, 12/15/2027
(f)
730 641
Service Corp International/US
3.38%, 08/15/2030 1,035 877
4.00%, 05/15/2031 840 740
4.63%, 12/15/2027 500 485
5.13%, 06/01/2029 1,022 984
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(f)
5,055 4,754
Signal Parent Inc
6.13%, 04/01/2029
(f)
455 188
Sotheby's
7.38%, 10/15/2027
(f)
17,315 16,233
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(f)
752 619
TriNet Group Inc
3.50%, 03/01/2029
(f)
926 810
United Rentals North America Inc
3.75%, 01/15/2032 676 580
3.88%, 11/15/2027 2,767 2,595
3.88%, 02/15/2031 1,505 1,325
4.00%, 07/15/2030 1,257 1,125
4.88%, 01/15/2028 2,064 1,983
5.25%, 01/15/2030 860 832
5.50%, 05/15/2027 843 838
Upbound Group Inc
6.38%, 02/15/2029
(f)
9,465 8,311

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Verscend Escrow Corp
9.75%, 08/15/2026
(f)
$ 900 $ 908
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
648 608
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
675 620
6.13%, 06/15/2025
(f)
427 425
WW International Inc
4.50%, 04/15/2029
(f)
1,255 801
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
6,640 5,800
$ 123,701
Computers - 0 .78%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(f)
446 372
Conduent Business Services LLC / Conduent
State & Local Solutions Inc
6.00%, 11/01/2029
(f)
750 616
Crowdstrike Holdings Inc
3.00%, 02/15/2029 814 708
Diebold Nixdorf Inc
9.38%, 07/15/2025
(f)
760 334
9.38%, 07/15/2025
(f)
886 408
KBR Inc
4.75%, 09/30/2028
(f)
4,557 4,214
McAfee Corp
7.38%, 02/15/2030
(f)
2,200 1,826
NCR Corp
5.00%, 10/01/2028
(f)
690 602
5.13%, 04/15/2029
(f)
1,030 891
5.25%, 10/01/2030
(f)
401 337
5.75%, 09/01/2027
(f)
588 577
6.13%, 09/01/2029
(f)
525 515
Presidio Holdings Inc
4.88%, 02/01/2027
(f)
440 417
8.25%, 02/01/2028
(f)
4,100 3,860
Science Applications International Corp
4.88%, 04/01/2028
(f)
470 443
Seagate HDD Cayman
3.13%, 07/15/2029 585 453
4.09%, 06/01/2029 1,087 942
4.13%, 01/15/2031 1,095 909
4.75%, 01/01/2025 535 520
4.88%, 06/01/2027 552 528
5.75%, 12/01/2034 720 639
9.63%, 12/01/2032
(f)
1,197 1,313
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
5.75%, 06/01/2025
(f)
295 297
Unisys Corp
6.88%, 11/01/2027
(f)
940 626
Vericast Corp
11.00%, 09/15/2026
(f)
1,595 1,691
12.50%, 12/15/2027
(f)
400 451
Virtusa Corp
7.13%, 12/15/2028
(f)
418 336
$ 24,825
Consumer Products - 0 .12%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
565 476
Central Garden & Pet Co
4.13%, 04/30/2031
(f)
855 720
5.13%, 02/01/2028 367 348
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
530 490
7.00%, 12/31/2027
(f)
580 510
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Spectrum Brands Inc
3.88%, 03/15/2031
(f)
$ 400 $ 328
5.00%, 10/01/2029
(f)
321 291
5.50%, 07/15/2030
(f)
353 325
5.75%, 07/15/2025 265 262
$ 3,750
Cosmetics & Personal Care - 0 .13%
Avon Products Inc
8.45%, 03/15/2043 240 243
Coty Inc
5.00%, 04/15/2026
(f)
948 926
6.50%, 04/15/2026
(f)
580 578
Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
4.75%, 01/15/2029
(f)
630 591
Edgewell Personal Care Co
4.13%, 04/01/2029
(f)
370 328
5.50%, 06/01/2028
(f)
1,190 1,139
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(l)
4,938 —
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(f)
795 468
$ 4,273
Distribution & Wholesale - 0 .30%
American Builders & Contractors Supply Co Inc
3.88%, 11/15/2029
(f)
390 336
4.00%, 01/15/2028
(f)
999 915
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(f)
725 665
G-III Apparel Group Ltd
7.88%, 08/15/2025
(f)
631 594
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
950 823
KAR Auction Services Inc
5.13%, 06/01/2025
(f)
375 372
Resideo Funding Inc
4.00%, 09/01/2029
(f)
285 241
Ritchie Bros Holdings Inc
6.75%, 03/15/2028
(f)
770 797
7.75%, 03/15/2031
(f)
3,700 3,931
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(f)
674 675
Wesco Aircraft Holdings Inc
8.50%, 11/15/2024
(f),(g)
504 23
9.00%, 11/15/2026
(f),(g)
693 62
$ 9,434
Diversified Financial Services - 5 .33%
Advisor Group Holdings Inc
10.75%, 08/01/2027
(f)
227 225
AG Issuer LLC
6.25%, 03/01/2028
(f)
499 464
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(f)
514 528
Ally Financial Inc
5.75%, 11/20/2025
(g)
1,300 1,263
Aretec Escrow Issuer Inc
7.50%, 04/01/2029
(f)
875 733
Armor Holdco Inc
8.50%, 11/15/2029
(f)
380 315
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(f),(i),(j)
6 5
Bread Financial Holdings Inc
4.75%, 12/15/2024
(f)
7,785 6,871
7.00%, 01/15/2026
(f),(g)
6,675 5,625
Brightsphere Investment Group Inc
4.80%, 07/27/2026 585 544

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(f)
$ 455 $ 428
6.88%, 04/15/2030
(f)
685 637
Castlelake Aviation Finance DAC
5.00%, 04/15/2027
(f),(g)
365 323
Cobra AcquisitionCo LLC
6.38%, 11/01/2029
(f)
450 259
Coinbase Global Inc
3.38%, 10/01/2028
(f)
1,090 658
3.63%, 10/01/2031
(f)
901 503
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
460 438
6.63%, 03/15/2026
(g)
4,335 4,143
Curo Group Holdings Corp
7.50%, 08/01/2028
(f)
1,320 520
Enact Holdings Inc
6.50%, 08/15/2025
(f)
1,150 1,139
Enova International Inc
8.50%, 09/01/2024
(f),(g)
635 629
8.50%, 09/15/2025
(f)
360 345
Finance of America Funding LLC
7.88%, 11/15/2025
(f)
215 169
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(i),(j)
2,305 2,058
goeasy Ltd
4.38%, 05/01/2026
(f)
1,135 996
5.38%, 12/01/2024
(f)
445 423
Hightower Holding LLC
6.75%, 04/15/2029
(f)
330 286
Home Point Capital Inc
5.00%, 02/01/2026
(f)
6,702 5,663
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(f)
825 738
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(f)
1,010 849
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(f)
205 175
LD Holdings Group LLC
6.13%, 04/01/2028
(f)
544 299
6.50%, 11/01/2025
(f)
545 386
LFS Topco LLC
5.88%, 10/15/2026
(f)
134 118
LPL Holdings Inc
4.00%, 03/15/2029
(f)
935 840
4.38%, 05/15/2031
(f)
700 621
4.63%, 11/15/2027
(f)
160 151
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(f)
406 333
6.50%, 05/01/2028
(f)
1,195 1,079
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(f)
502 411
5.50%, 08/15/2028
(f)
6,865 6,127
5.75%, 11/15/2031
(f)
580 482
6.00%, 01/15/2027
(f)
1,290 1,222
Navient Corp
4.88%, 03/15/2028 800 688
5.00%, 03/15/2027 575 518
5.50%, 03/15/2029 1,125 969
5.63%, 08/01/2033 572 429
5.88%, 10/25/2024 478 470
6.75%, 06/25/2025 400 393
6.75%, 06/15/2026 410 399
NFP Corp
4.88%, 08/15/2028
(f)
5,880 5,352
6.88%, 08/15/2028
(f)
41,541 36,239
7.50%, 10/01/2030
(f)
395 387
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp
3.50%, 01/15/2027 $ 720 $ 615
3.88%, 09/15/2028 665 534
4.00%, 09/15/2030 12,501 9,441
5.38%, 11/15/2029 835 702
6.13%, 03/15/2024 1,487 1,463
6.63%, 01/15/2028 12,740 11,817
6.88%, 03/15/2025 1,300 1,272
7.13%, 03/15/2026 1,704 1,661
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(f)
11,645 10,819
PennyMac Financial Services Inc
4.25%, 02/15/2029
(f)
789 648
5.38%, 10/15/2025
(f)
823 777
5.75%, 09/15/2031
(f)
980 818
PHH Mortgage Corp
7.88%, 03/15/2026
(f)
755 679
PRA Group Inc
5.00%, 10/01/2029
(f)
400 339
7.38%, 09/01/2025
(f)
343 341
8.38%, 02/01/2028
(f)
645 643
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
9,538 8,346
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(f)
1,577 1,404
3.63%, 03/01/2029
(f)
736 622
3.88%, 03/01/2031
(f)
7,594 6,133
4.00%, 10/15/2033
(f)
2,400 1,878
SLM Corp
4.20%, 10/29/2025 830 767
StoneX Group Inc
8.63%, 06/15/2025
(f)
400 405
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(f)
6,930 6,603
5.50%, 04/15/2029
(f)
1,000 862
5.75%, 06/15/2027
(f)
766 698
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(f)
3,885 3,361
7.88%, 05/01/2027
(f)
300 285
World Acceptance Corp
7.00%, 11/01/2026
(f),(g)
500 407
$ 170,205
Electric - 0 .99%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(k)
810 655
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(f)
300 274
Calpine Corp
3.75%, 03/01/2031
(f)
1,260 1,075
4.50%, 02/15/2028
(f)
1,565 1,458
4.63%, 02/01/2029
(f)
886 770
5.00%, 02/01/2031
(f)
927 781
5.13%, 03/15/2028
(f)
1,500 1,386
5.25%, 06/01/2026
(f)
568 552
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
960 821
3.75%, 01/15/2032
(f)
375 315
4.75%, 03/15/2028
(f)
975 924
DPL Inc
4.13%, 07/01/2025 465 447
4.35%, 04/15/2029 656 591

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Drax Finco PLC
6.63%, 11/01/2025
(f)
$ 480 $ 468
FirstEnergy Corp
2.05%, 03/01/2025 620 585
2.25%, 09/01/2030 765 631
2.65%, 03/01/2030 1,094 945
3.40%, 03/01/2050 1,225 858
4.15%, 07/15/2027 1,912 1,859
5.10%, 07/15/2047 560 517
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(f)
425 383
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(f)
139 141
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(f)
426 399
4.25%, 07/15/2024
(f)
660 650
4.50%, 09/15/2027
(f)
593 557
NRG Energy Inc
3.38%, 02/15/2029
(f)
555 470
3.63%, 02/15/2031
(f)
1,331 1,078
3.88%, 02/15/2032
(f)
1,619 1,307
5.25%, 06/15/2029
(f)
810 747
5.75%, 01/15/2028 915 892
6.63%, 01/15/2027 395 396
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
965 898
PG&E Corp
5.00%, 07/01/2028 1,012 952
5.25%, 07/01/2030 1,095 1,009
Pike Corp
5.50%, 09/01/2028
(f)
853 774
TransAlta Corp
6.50%, 03/15/2040 725 674
7.75%, 11/15/2029 300 315
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
1,629 1,457
5.00%, 07/31/2027
(f)
1,225 1,164
5.63%, 02/15/2027
(f)
1,400 1,365
$ 31,540
Electrical Components & Equipment - 0 .19%
Energizer Holdings Inc
4.38%, 03/31/2029
(f)
875 765
4.75%, 06/15/2028
(f)
845 760
6.50%, 12/31/2027
(f)
780 761
EnerSys
4.38%, 12/15/2027
(f)
490 458
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
1,716 1,745
7.25%, 06/15/2028
(f)
1,425 1,463
$ 5,952
Electronics - 0 .26%
Atkore Inc
4.25%, 06/01/2031
(f)
1,000 880
Coherent Corp
5.00%, 12/15/2029
(f)
680 612
Imola Merger Corp
4.75%, 05/15/2029
(f)
2,670 2,312
Likewize Corp
9.75%, 10/15/2025
(f)
579 518
Sensata Technologies BV
4.00%, 04/15/2029
(f)
1,000 904
5.00%, 10/01/2025
(f)
576 567
5.63%, 11/01/2024
(f)
440 440
5.88%, 09/01/2030
(f)
507 498
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
$ 705 $ 612
4.38%, 02/15/2030
(f)
529 482
TTM Technologies Inc
4.00%, 03/01/2029
(f)
701 601
$ 8,426
Energy - Alternate Sources - 0 .26%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(f)
7,353 6,269
TerraForm Power Operating LLC
4.75%, 01/15/2030
(f)
950 881
5.00%, 01/31/2028
(f)
1,120 1,072
$ 8,222
Engineering & Construction - 0 .38%
AECOM
5.13%, 03/15/2027 1,345 1,318
Arcosa Inc
4.38%, 04/15/2029
(f)
912 831
Artera Services LLC
9.03%, 12/04/2025
(f)
969 832
Brand Industrial Services Inc
8.50%, 07/15/2025
(f)
1,565 1,465
Brundage-Bone Concrete Pumping Holdings Inc
6.00%, 02/01/2026
(f)
405 381
Cellnex Finance Co SA
3.88%, 07/07/2041
(f)
620 461
Dycom Industries Inc
4.50%, 04/15/2029
(f)
500 456
Fluor Corp
3.50%, 12/15/2024 244 235
4.25%, 09/15/2028
(g)
505 467
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
400 333
7.50%, 04/15/2032
(f)
500 430
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(f)
1,065 838
IEA Energy Services LLC
6.63%, 08/15/2029
(f)
2,525 2,389
INNOVATE Corp
8.50%, 02/01/2026
(f)
315 244
TopBuild Corp
3.63%, 03/15/2029
(f)
295 254
4.13%, 02/15/2032
(f)
460 395
Tutor Perini Corp
6.88%, 05/01/2025
(f)
431 312
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(f)
450 391
$ 12,032
Entertainment - 3 .57%
Affinity Interactive
6.88%, 12/15/2027
(f)
435 391
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(f)
750 402
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(f)
868 629
10.00%, PIK 12.00%; 06/15/2026
(f),(j)
1,740 1,175
Banijay Entertainment SASU
5.38%, 03/01/2025
(f)
390 380
Caesars Entertainment Inc
4.63%, 10/15/2029
(f)
10,580 9,282
6.25%, 07/01/2025
(f)
2,212 2,215
7.00%, 02/15/2030
(f)
9,163 9,244
8.13%, 07/01/2027
(f)
7,010 7,152
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(f)
815 822

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
CCM Merger Inc
6.38%, 05/01/2026
(f)
$ 409 $ 400
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
1,836 1,770
Cedar Fair LP
5.25%, 07/15/2029 266 247
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 396 379
5.50%, 05/01/2025
(f)
1,035 1,032
6.50%, 10/01/2028 275 272
Churchill Downs Inc
4.75%, 01/15/2028
(f)
1,035 980
5.50%, 04/01/2027
(f)
855 834
Cinemark USA Inc
5.25%, 07/15/2028
(f)
19,694 17,562
5.88%, 03/15/2026
(f),(g)
3,511 3,354
Empire Resorts Inc
7.75%, 11/01/2026
(f)
780 645
Everi Holdings Inc
5.00%, 07/15/2029
(f)
7,915 7,054
Golden Entertainment Inc
7.63%, 04/15/2026
(f)
370 374
International Game Technology PLC
4.13%, 04/15/2026
(f)
715 686
5.25%, 01/15/2029
(f)
810 777
6.25%, 01/15/2027
(f)
770 781
6.50%, 02/15/2025
(f)
289 293
Jacobs Entertainment Inc
6.75%, 02/15/2029
(f)
770 670
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
1,235 900
Live Nation Entertainment Inc
3.75%, 01/15/2028
(f)
475 425
4.75%, 10/15/2027
(f)
12,837 11,889
4.88%, 11/01/2024
(f)
560 553
5.63%, 03/15/2026
(f)
300 292
6.50%, 05/15/2027
(f)
6,937 7,016
Merlin Entertainments Ltd
5.75%, 06/15/2026
(f)
765 727
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp
4.88%, 05/01/2029
(f)
590 528
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026
(f)
1,620 1,450
Motion Bondco DAC
6.63%, 11/15/2027
(f)
468 424
Penn Entertainment Inc
4.13%, 07/01/2029
(f)
135 114
5.63%, 01/15/2027
(f)
325 309
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(f)
770 559
5.88%, 09/01/2031
(f)
680 481
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.88%, 11/01/2026
(f)
489 457
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/06/2031
(f)
900 704
Scientific Games Holdings LP/Scientific Games
US FinCo Inc
6.63%, 03/01/2030
(f)
660 586
Scientific Games International Inc
7.00%, 05/15/2028
(f)
813 811
7.25%, 11/15/2029
(f)
540 540
8.63%, 07/01/2025
(f)
552 564
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(f)
$ 575 $ 518
8.75%, 05/01/2025
(f)
283 289
Six Flags Entertainment Corp
4.88%, 07/31/2024
(f)
556 556
5.50%, 04/15/2027
(f)
375 358
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(f),(g)
200 202
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
6,280 5,824
Universal Entertainment Corp
8.50%, 12/11/2024
(f)
850 801
Vail Resorts Inc
6.25%, 05/15/2025
(f)
485 489
WMG Acquisition Corp
3.00%, 02/15/2031
(f)
600 491
3.75%, 12/01/2029
(f)
770 678
3.88%, 07/15/2030
(f)
460 406
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(f)
3,865 3,558
7.13%, 02/15/2031
(f),(g)
638 654
$ 113,955
Environmental Control - 1 .64%
Clean Harbors Inc
4.88%, 07/15/2027
(f)
440 426
5.13%, 07/15/2029
(f)
300 288
6.38%, 02/01/2031
(f)
330 337
Covanta Holding Corp
4.88%, 12/01/2029
(f)
12,793 11,385
5.00%, 09/01/2030 996 881
GFL Environmental Inc
3.50%, 09/01/2028
(f)
660 600
3.75%, 08/01/2025
(f)
1,002 969
4.00%, 08/01/2028
(f)
7,755 7,078
4.25%, 06/01/2025
(f)
535 520
4.38%, 08/15/2029
(f)
11,225 10,159
4.75%, 06/15/2029
(f)
8,443 7,858
5.13%, 12/15/2026
(f)
460 453
Harsco Corp
5.75%, 07/31/2027
(f)
845 713
Madison IAQ LLC
4.13%, 06/30/2028
(f)
623 548
5.88%, 06/30/2029
(f)
10,390 8,133
Stericycle Inc
3.88%, 01/15/2029
(f)
700 630
5.38%, 07/15/2024
(f)
879 874
Waste Pro USA Inc
5.50%, 02/15/2026
(f)
551 512
$ 52,364
Food - 2 .43%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.25%, 03/15/2026
(f)
760 715
3.50%, 03/15/2029
(f)
4,646 4,117
4.63%, 01/15/2027
(f)
1,477 1,428
4.88%, 02/15/2030
(f)
4,235 3,949
5.88%, 02/15/2028
(f)
1,251 1,238
7.50%, 03/15/2026
(f)
1,120 1,156
B&G Foods Inc
5.25%, 04/01/2025 995 940
5.25%, 09/15/2027 886 776
C&S Group Enterprises LLC
5.00%, 12/15/2028
(f)
440 347

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
$ 300 $ 275
7.50%, 04/15/2025
(f)
595 583
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(f)
375 350
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(f)
404 250
Ingles Markets Inc
4.00%, 06/15/2031
(f)
250 216
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(f)
624 624
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(f)
1,277 1,169
4.38%, 01/31/2032
(f)
867 791
4.88%, 05/15/2028
(f)
833 817
Performance Food Group Inc
4.25%, 08/01/2029
(f)
8,240 7,501
5.50%, 10/15/2027
(f)
14,944 14,647
6.88%, 05/01/2025
(f),(g)
315 317
Post Holdings Inc
4.50%, 09/15/2031
(f)
12,062 10,555
4.63%, 04/15/2030
(f)
7,850 7,091
5.50%, 12/15/2029
(f)
1,885 1,793
5.63%, 01/15/2028
(f)
1,499 1,465
5.75%, 03/01/2027
(f),(g)
496 493
Safeway Inc
7.25%, 02/01/2031 200 202
SEG Holding LLC / SEG Finance Corp
5.63%, 10/15/2028
(f)
350 332
Sigma Holdco BV
7.88%, 05/15/2026
(f)
1,075 862
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(f)
860 711
TreeHouse Foods Inc
4.00%, 09/01/2028 720 637
United Natural Foods Inc
6.75%, 10/15/2028
(f)
543 515
US Foods Inc
4.63%, 06/01/2030
(f)
7,600 6,950
4.75%, 02/15/2029
(f)
2,655 2,470
6.25%, 04/15/2025
(f)
1,110 1,116
$ 77,398
Food Service - 0 .60%
Aramark Services Inc
5.00%, 04/01/2025
(f)
860 851
5.00%, 02/01/2028
(f)
14,285 13,605
6.38%, 05/01/2025
(f)
4,098 4,098
TKC Holdings Inc
10.50%, 05/15/2029
(f)
760 515
$ 19,069
Forest Products & Paper - 0 .09%
Ahlstrom Holding 3 Oy
4.88%, 02/04/2028
(f)
260 220
Domtar Corp
6.75%, 10/01/2028
(f)
850 736
Glatfelter Corp
4.75%, 11/15/2029
(f)
705 502
Mercer International Inc
5.13%, 02/01/2029 1,399 1,168
5.50%, 01/15/2026 303 291
$ 2,917
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .10%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 $ 1,118 $ 1,086
5.63%, 05/20/2024 936 929
5.75%, 05/20/2027 621 586
5.88%, 08/20/2026 723 697
$ 3,298
Hand & Machine Tools - 0 .01%
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(f)
375 299
Healthcare - Products - 0 .75%
Avantor Funding Inc
3.88%, 11/01/2029
(f)
696 613
4.63%, 07/15/2028
(f)
1,645 1,539
Embecta Corp
5.00%, 02/15/2030
(f)
830 716
Garden Spinco Corp
8.63%, 07/20/2030
(f)
8,387 9,016
Hologic Inc
3.25%, 02/15/2029
(f)
1,519 1,365
4.63%, 02/01/2028
(f)
619 602
Medline Borrower LP
3.88%, 04/01/2029
(f)
5,130 4,488
5.25%, 10/01/2029
(f)
4,602 3,981
Teleflex Inc
4.25%, 06/01/2028
(f)
500 469
4.63%, 11/15/2027 565 544
Varex Imaging Corp
7.88%, 10/15/2027
(f)
440 435
$ 23,768
Healthcare - Services - 3 .25%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
9,294 8,795
5.50%, 07/01/2028
(f)
3,825 3,692
AHP Health Partners Inc
5.75%, 07/15/2029
(f)
250 212
Air Methods Corp
8.00%, 05/15/2025
(f)
850 51
Akumin Escrow Inc
7.50%, 08/01/2028
(f)
520 365
Akumin Inc
7.00%, 11/01/2025
(f)
500 397
Cano Health LLC
6.25%, 10/01/2028
(f)
6,955 3,723
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(f)
365 311
3.50%, 04/01/2030
(f),(g)
3,122 2,648
5.00%, 07/15/2027
(f)
330 317
Charles River Laboratories International Inc
3.75%, 03/15/2029
(f)
935 820
4.00%, 03/15/2031
(f)
445 388
4.25%, 05/01/2028
(f)
550 501
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(f)
740 597
5.25%, 05/15/2030
(f)
1,255 1,046
5.63%, 03/15/2027
(f)
2,055 1,896
6.00%, 01/15/2029
(f)
1,025 908
6.13%, 04/01/2030
(f)
1,291 919
6.88%, 04/01/2028
(f)
775 572
6.88%, 04/15/2029
(f)
1,740 1,287
8.00%, 03/15/2026
(f)
2,584 2,561
8.00%, 12/15/2027
(f)
850 842
DaVita Inc
3.75%, 02/15/2031
(f)
2,247 1,809
4.63%, 06/01/2030
(f)
4,065 3,541

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Encompass Health Corp
4.50%, 02/01/2028 $ 1,015 $ 957
4.63%, 04/01/2031 625 560
4.75%, 02/01/2030 1,246 1,149
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
754 19
Global Medical Response Inc
6.50%, 10/01/2025
(f)
1,100 676
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(f)
215 184
HealthEquity Inc
4.50%, 10/01/2029
(f)
430 385
IQVIA Inc
5.00%, 10/15/2026
(f)
1,062 1,043
5.00%, 05/15/2027
(f)
1,500 1,464
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(f)
3,760 3,199
6.75%, 04/15/2025
(f)
790 760
LifePoint Health Inc
5.38%, 01/15/2029
(f)
480 301
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(f)
471 380
ModivCare Inc
5.88%, 11/15/2025
(f)
1,460 1,395
Molina Healthcare Inc
3.88%, 11/15/2030
(f)
798 704
3.88%, 05/15/2032
(f)
1,000 857
4.38%, 06/15/2028
(f)
865 811
Prime Healthcare Services Inc
7.25%, 11/01/2025
(f)
1,205 1,088
Radiology Partners Inc
9.25%, 02/01/2028
(f)
1,006 445
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(f)
1,620 1,347
RP Escrow Issuer LLC
5.25%, 12/15/2025
(f)
9,425 6,611
Select Medical Corp
6.25%, 08/15/2026
(f)
1,175 1,151
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
2,088 2,086
10.00%, 04/15/2027
(f)
5,383 5,518
Syneos Health Inc
3.63%, 01/15/2029
(f)
697 582
Team Health Holdings Inc
6.38%, 02/01/2025
(f)
959 494
Tenet Healthcare Corp
4.25%, 06/01/2029 1,095 1,005
4.38%, 01/15/2030 1,205 1,107
4.63%, 07/15/2024 849 842
4.63%, 09/01/2024 470 467
4.63%, 06/15/2028 2,465 2,336
4.88%, 01/01/2026 1,500 1,477
5.13%, 11/01/2027 1,527 1,481
6.13%, 10/01/2028 17,100 16,591
6.13%, 06/15/2030
(f)
1,574 1,557
6.25%, 02/01/2027 1,484 1,477
6.88%, 11/15/2031 145 142
Toledo Hospital/The
5.33%, 11/15/2028 1,180 1,033
6.02%, 11/15/2048 1,505 1,057
US Acute Care Solutions LLC
6.38%, 03/01/2026
(f)
845 754
US Renal Care Inc
10.63%, 07/15/2027
(f)
839 149
$ 103,839
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified - 0 .02%
Stena International SA
6.13%, 02/01/2025
(f)
$ 805 $ 780
Home Builders - 0 .49%
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(f)
165 138
4.63%, 04/01/2030
(f)
255 211
6.63%, 01/15/2028
(f)
255 242
Beazer Homes USA Inc
5.88%, 10/15/2027 245 227
6.75%, 03/15/2025 151 150
7.25%, 10/15/2029 163 155
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(f)
205 160
5.00%, 06/15/2029
(f)
278 219
6.25%, 09/15/2027
(f)
424 389
Century Communities Inc
3.88%, 08/15/2029
(f)
570 498
6.75%, 06/01/2027 879 883
Empire Communities Corp
7.00%, 12/15/2025
(f)
485 444
Forestar Group Inc
3.85%, 05/15/2026
(f)
605 560
Installed Building Products Inc
5.75%, 02/01/2028
(f)
470 444
KB Home
4.00%, 06/15/2031 475 411
4.80%, 11/15/2029 324 302
6.88%, 06/15/2027 310 318
7.25%, 07/15/2030 510 524
LGI Homes Inc
4.00%, 07/15/2029
(f)
931 760
M/I Homes Inc
3.95%, 02/15/2030 435 385
4.95%, 02/01/2028 561 525
Mattamy Group Corp
4.63%, 03/01/2030
(f)
563 493
5.25%, 12/15/2027
(f)
650 605
Meritage Homes Corp
3.88%, 04/15/2029
(f)
677 609
6.00%, 06/01/2025 408 410
New Home Co Inc/The
7.25%, 10/15/2025
(f)
290 270
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028 518 471
4.75%, 04/01/2029 270 240
STL Holding Co LLC
7.50%, 02/15/2026
(f)
235 207
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(f)
350 328
5.75%, 01/15/2028
(f)
355 352
5.88%, 06/15/2027
(f)
530 528
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
670 667
Thor Industries Inc
4.00%, 10/15/2029
(f)
730 599
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 376 375
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 763
5.70%, 06/15/2028 523 513
Winnebago Industries Inc
6.25%, 07/15/2028
(f)
249 241
$ 15,616

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0 .07%
Tempur Sealy International Inc
3.88%, 10/15/2031
(f)
$ 1,475 $ 1,223
4.00%, 04/15/2029
(f)
1,081 945
$ 2,168
Housewares - 0 .37%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(f)
4,463 3,916
Newell Brands Inc
4.00%, 12/01/2024 200 192
4.70%, 04/01/2026 2,026 1,935
4.88%, 06/01/2025 565 550
5.87%, 04/01/2036 2,985 2,534
6.00%, 04/01/2046 644 502
6.38%, 09/15/2027 786 774
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031 592 478
4.50%, 10/15/2029 269 233
5.25%, 12/15/2026 187 179
SWF Escrow Issuer Corp
6.50%, 10/01/2029
(f)
600 366
$ 11,659
Insurance - 3 .68%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
3,260 2,729
6.00%, 08/01/2029
(f)
540 447
7.00%, 11/15/2025
(f)
24,436 23,335
10.13%, 08/01/2026
(f)
497 505
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(f)
12,742 11,665
5.88%, 11/01/2029
(f)
485 418
6.75%, 10/15/2027
(f)
6,392 5,967
AmWINS Group Inc
4.88%, 06/30/2029
(f)
16,198 14,699
Assurant Inc
7.00%, 03/27/2048
(g),(k)
415 396
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(f)
8,513 7,370
7.00%, 08/15/2025
(f)
15,004 14,854
BroadStreet Partners Inc
5.88%, 04/15/2029
(f)
790 685
Enstar Finance LLC
5.50%, 01/15/2042
(k)
368 265
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.01%
Genworth Holdings Inc
6.50%, 06/15/2034 755 672
Global Atlantic Fin Co
4.70%, 10/15/2051
(f),(k)
685 547
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.80%
GTCR AP Finance Inc
8.00%, 05/15/2027
(f)
5,694 5,566
HUB International Ltd
5.63%, 12/01/2029
(f)
2,708 2,410
7.00%, 05/01/2026
(f)
13,633 13,572
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(f)
4,795 4,852
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(k)
500 403
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
4.30%, 02/01/2061
(f)
779 463
7.80%, 03/07/2087
(f)
505 529
3 Month USD LIBOR + 3.58%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MGIC Investment Corp
5.25%, 08/15/2028 $ 800 $ 765
NMI Holdings Inc
7.38%, 06/01/2025
(f)
440 446
Ohio National Financial Services Inc
6.63%, 05/01/2031
(f)
580 546
6.80%, 01/24/2030
(f)
503 478
Ryan Specialty Group LLC
4.38%, 02/01/2030
(f)
280 251
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(f)
520 501
USI Inc/NY
6.88%, 05/01/2025
(f)
1,016 1,006
Wilton RE Ltd
6.00%, 10/22/2030
(f),(k),(m)
1,195 1,058
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.27%
$ 117,400
Internet - 1 .61%
Acuris Finance US Inc / Acuris Finance SARL
5.00%, 05/01/2028
(f)
430 341
ANGI Group LLC
3.88%, 08/15/2028
(f),(g)
639 500
Arches Buyer Inc
4.25%, 06/01/2028
(f)
800 689
6.13%, 12/01/2028
(f)
6,296 5,462
Cablevision Lightpath LLC
3.88%, 09/15/2027
(f)
6,479 5,408
5.63%, 09/15/2028
(f)
6,831 4,990
Cars.com Inc
6.38%, 11/01/2028
(f)
597 563
Cogent Communications Group Inc
3.50%, 05/01/2026
(f)
729 678
7.00%, 06/15/2027
(f)
695 688
Gen Digital Inc
5.00%, 04/15/2025
(f)
1,505 1,488
6.75%, 09/30/2027
(f)
875 882
7.13%, 09/30/2030
(f)
5,875 5,901
Getty Images Inc
9.75%, 03/01/2027
(f)
268 268
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(f)
665 576
5.25%, 12/01/2027
(f)
995 956
GrubHub Holdings Inc
5.50%, 07/01/2027
(f)
1,286 939
ION Trading Technologies Sarl
5.75%, 05/15/2028
(f)
520 435
Match Group Holdings II LLC
3.63%, 10/01/2031
(f),(g)
415 339
4.13%, 08/01/2030
(f)
500 427
4.63%, 06/01/2028
(f)
505 466
5.63%, 02/15/2029
(f)
369 347
Millennium Escrow Corp
6.63%, 08/01/2026
(f)
850 575
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029
(f)
1,215 834
Northwest Fiber LLC / Northwest Fiber Finance
Sub Inc
4.75%, 04/30/2027
(f)
300 260
6.00%, 02/15/2028
(f)
330 246
10.75%, 06/01/2028
(f)
240 217
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(f)
885 378

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Rakuten Group Inc
5.13%, 04/22/2026
(f),(g),(k),(m)
$ 580 $ 372
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(f),(k),(m)
970 554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
10.25%, 11/30/2024
(f)
1,214 1,179
TripAdvisor Inc
7.00%, 07/15/2025
(f)
925 931
Uber Technologies Inc
4.50%, 08/15/2029
(f)
8,994 8,270
6.25%, 01/15/2028
(f),(g)
470 474
7.50%, 05/15/2025
(f)
752 763
7.50%, 09/15/2027
(f)
1,267 1,307
8.00%, 11/01/2026
(f)
2,199 2,255
Ziff Davis Inc
4.63%, 10/15/2030
(f)
585 514
$ 51,472
Investment Companies - 0 .22%
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032
(f)
145 118
5.25%, 04/15/2029
(f)
1,035 932
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 1,195 1,049
4.75%, 09/15/2024 1,295 1,277
5.25%, 05/15/2027 1,584 1,493
6.25%, 05/15/2026 1,435 1,412
6.38%, 12/15/2025 830 823
$ 7,104
Iron & Steel - 1 .36%
Allegheny Ludlum LLC
6.95%, 12/15/2025 170 172
ATI Inc
4.88%, 10/01/2029 373 344
5.13%, 10/01/2031 268 241
5.88%, 12/01/2027 735 718
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
16,552 15,963
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(f)
4,951 4,910
Carpenter Technology Corp
6.38%, 07/15/2028 369 366
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
435 394
4.88%, 03/01/2031
(f),(g)
405 356
5.88%, 06/01/2027
(g)
566 556
6.25%, 10/01/2040 223 187
6.75%, 03/15/2026
(f)
909 925
6.75%, 04/15/2030
(f)
5,950 5,783
Commercial Metals Co
4.13%, 01/15/2030 465 416
4.38%, 03/15/2032 425 368
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(f)
295 281
Mineral Resources Ltd
8.00%, 11/01/2027
(f)
500 509
8.13%, 05/01/2027
(f)
1,075 1,084
8.50%, 05/01/2030
(f)
300 305
Specialty Steel
15.14%, 11/15/2026
(e),(l)
8,680 8,680
TMS International Corp/DE
6.25%, 04/15/2029
(f)
608 470
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
United States Steel Corp
6.88%, 03/01/2029 $ 460 $ 452
$ 43,480
Leisure Products & Services - 1 .56%
Carnival Corp
4.00%, 08/01/2028
(f)
1,455 1,261
5.75%, 03/01/2027
(f)
14,855 12,226
6.00%, 05/01/2029
(f)
1,829 1,436
6.65%, 01/15/2028 320 248
7.63%, 03/01/2026
(f),(g)
4,040 3,694
9.88%, 08/01/2027
(f)
881 903
10.50%, 02/01/2026
(f)
930 971
10.50%, 06/01/2030
(f),(g)
1,300 1,234
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(f)
1,881 2,022
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f)
680 537
Life Time Inc
5.75%, 01/15/2026
(f)
710 693
8.00%, 04/15/2026
(f)
465 462
Lindblad Expeditions LLC
6.75%, 02/15/2027
(f)
200 188
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(f)
590 466
NCL Corp Ltd
3.63%, 12/15/2024
(f)
505 474
5.88%, 03/15/2026
(f)
1,485 1,279
5.88%, 02/15/2027
(f)
940 887
7.75%, 02/15/2029
(f)
613 519
8.38%, 02/01/2028
(f)
540 543
NCL Finance Ltd
6.13%, 03/15/2028
(f),(g)
545 440
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 810 658
4.25%, 07/01/2026
(f)
920 824
5.38%, 07/15/2027
(f)
900 799
5.50%, 08/31/2026
(f)
1,060 972
5.50%, 04/01/2028
(f)
6,755 5,956
7.25%, 01/15/2030
(f)
405 406
7.50%, 10/15/2027 650 615
8.25%, 01/15/2029
(f)
936 986
9.25%, 01/15/2029
(f)
773 825
11.50%, 06/01/2025
(f)
1,411 1,497
11.63%, 08/15/2027
(f)
1,740 1,851
Viking Cruises Ltd
5.88%, 09/15/2027
(f)
1,200 1,030
6.25%, 05/15/2025
(f)
628 596
7.00%, 02/15/2029
(f),(g)
565 477
13.00%, 05/15/2025
(f)
134 141
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(f)
120 101
Vista Outdoor Inc
4.50%, 03/15/2029
(f)
1,195 940
VOC Escrow Ltd
5.00%, 02/15/2028
(f)
545 485
$ 49,642
Lodging - 2 .82%
Boyd Gaming Corp
4.75%, 12/01/2027
(g)
970 936
4.75%, 06/15/2031
(f)
8,644 7,915
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(f)
895 814
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(f)
3,385 2,889
3.75%, 05/01/2029
(f)
1,050 946
4.00%, 05/01/2031
(f)
1,555 1,375

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Domestic Operating Co Inc   (continued)
4.88%, 01/15/2030 $ 1,220 $ 1,158
5.38%, 05/01/2025
(f)
690 688
5.75%, 05/01/2028
(f)
912 910
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031
(f)
582 509
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(f)
491 444
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 615 607
Las Vegas Sands Corp
2.90%, 06/25/2025 1,429 1,354
3.20%, 08/08/2024 5,099 4,938
3.50%, 08/18/2026 3,408 3,203
3.90%, 08/08/2029 2,384 2,176
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(f)
469 410
4.75%, 01/15/2028 275 246
Melco Resorts Finance Ltd
4.88%, 06/06/2025 1,249 1,174
5.38%, 12/04/2029
(f)
1,340 1,108
5.75%, 07/21/2028
(f)
1,205 1,045
MGM China Holdings Ltd
4.75%, 02/01/2027
(f)
635 580
5.25%, 06/18/2025
(f)
620 592
5.38%, 05/15/2024
(f)
730 718
5.88%, 05/15/2026
(f),(g)
900 864
MGM Resorts International
4.63%, 09/01/2026 371 355
4.75%, 10/15/2028
(g)
925 865
5.50%, 04/15/2027 843 825
5.75%, 06/15/2025 700 698
6.75%, 05/01/2025 800 808
Sands China Ltd
2.80%, 03/08/2027 1,093 953
3.35%, 03/08/2029 803 676
3.75%, 08/08/2031 735 607
4.30%, 01/08/2026 2,706 2,543
4.88%, 06/18/2030
(g)
2,266 2,061
5.63%, 08/08/2025 6,165 6,039
5.90%, 08/08/2028 6,422 6,244
Station Casinos LLC
4.50%, 02/15/2028
(f)
665 611
4.63%, 12/01/2031
(f)
19,495 16,693
Studio City Co Ltd
7.00%, 02/15/2027
(f)
360 341
Studio City Finance Ltd
5.00%, 01/15/2029
(f)
1,120 876
6.00%, 07/15/2025
(f)
395 363
6.50%, 01/15/2028
(f)
1,079 930
Travel + Leisure Co
4.50%, 12/01/2029
(f)
705 615
4.63%, 03/01/2030
(f)
337 291
5.65%, 04/01/2024 266 264
6.00%, 04/01/2027 739 727
6.63%, 07/31/2026
(f)
921 919
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(f)
545 507
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f)
929 894
5.50%, 03/01/2025
(f)
1,865 1,839
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Macau Ltd
4.88%, 10/01/2024
(f),(g)
$ 635 $ 613
5.13%, 12/15/2029
(f),(g)
885 735
5.50%, 01/15/2026
(f)
1,050 972
5.50%, 10/01/2027
(f),(g)
445 397
5.63%, 08/26/2028
(f)
1,345 1,174
$ 90,034
Machinery - Construction & Mining - 0 .09%
BWX Technologies Inc
4.13%, 06/30/2028
(f)
657 602
4.13%, 04/15/2029
(f)
410 371
Manitowoc Co Inc/The
9.00%, 04/01/2026
(f),(g)
225 223
Terex Corp
5.00%, 05/15/2029
(f)
756 703
Vertiv Group Corp
4.13%, 11/15/2028
(f)
1,000 903
Weir Group PLC/The
2.20%, 05/13/2026
(f)
140 126
$ 2,928
Machinery - Diversified - 0 .62%
ATS Corp
4.13%, 12/15/2028
(f)
346 310
Chart Industries Inc
7.50%, 01/01/2030
(f)
1,800 1,854
9.50%, 01/01/2031
(f)
930 985
GrafTech Finance Inc
4.63%, 12/15/2028
(f)
498 419
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(f),(i),(j)
573 521
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
314 312
Mueller Water Products Inc
4.00%, 06/15/2029
(f)
340 307
OT Merger Corp
7.88%, 10/15/2029
(f)
325 192
SPX FLOW Inc
8.75%, 04/01/2030
(f)
540 452
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
13,519 12,031
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(f)
795 711
TK Elevator US Newco Inc
5.25%, 07/15/2027
(f)
1,687 1,577
$ 19,671
Media - 5 .21%
Altice Financing SA
5.00%, 01/15/2028
(f)
1,146 928
5.75%, 08/15/2029
(f)
2,255 1,799
AMC Networks Inc
4.25%, 02/15/2029 1,170 811
4.75%, 08/01/2025 1,120 1,039
5.00%, 04/01/2024 275 271
Audacy Capital Corp
6.50%, 05/01/2027
(f)
277 20
6.75%, 03/31/2029
(f)
365 27
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026
(f)
315 204
Belo Corp
7.25%, 09/15/2027 370 350
Cable One Inc
4.00%, 11/15/2030
(f),(g)
490 398
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(f)
9,990 8,181
4.25%, 01/15/2034
(f)
6,310 4,806
4.50%, 08/15/2030
(f)
3,065 2,574

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
(continued)
4.50%, 05/01/2032 $ 5,202 $ 4,164
4.50%, 06/01/2033
(f)
2,122 1,689
4.75%, 03/01/2030
(f)
6,845 5,890
4.75%, 02/01/2032
(f)
1,265 1,047
5.00%, 02/01/2028
(f)
4,050 3,745
5.13%, 05/01/2027
(f)
4,353 4,108
5.38%, 06/01/2029
(f)
4,777 4,381
5.50%, 05/01/2026
(f)
1,080 1,060
6.38%, 09/01/2029
(f)
1,677 1,594
CSC Holdings LLC
3.38%, 02/15/2031
(f)
880 605
4.13%, 12/01/2030
(f)
3,690 2,648
4.50%, 11/15/2031
(f)
1,110 778
4.63%, 12/01/2030
(f)
12,605 6,153
5.00%, 11/15/2031
(f)
270 130
5.25%, 06/01/2024 239 233
5.38%, 02/01/2028
(f)
745 611
5.50%, 04/15/2027
(f)
1,200 1,026
5.75%, 01/15/2030
(f)
2,567 1,310
6.50%, 02/01/2029
(f)
1,713 1,430
7.50%, 04/01/2028
(f)
3,600 2,249
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(f),(g)
516 378
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
5,044 4,426
DISH DBS Corp
5.13%, 06/01/2029 2,185 1,008
5.25%, 12/01/2026
(f)
2,525 1,929
5.75%, 12/01/2028
(f)
2,305 1,639
5.88%, 11/15/2024 2,494 2,063
7.38%, 07/01/2028 1,829 916
7.75%, 07/01/2026 2,900 1,675
DISH Network Corp
11.75%, 11/15/2027
(f)
3,188 3,012
Gannett Holdings LLC
6.00%, 11/01/2026
(f)
375 317
GCI LLC
4.75%, 10/15/2028
(f)
520 445
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
900 577
Gray Television Inc
4.75%, 10/15/2030
(f)
500 323
5.88%, 07/15/2026
(f)
470 399
7.00%, 05/15/2027
(f)
435 352
Historic TW Inc
8.30%, 01/15/2036
(i)
13 15
iHeartCommunications Inc
4.75%, 01/15/2028
(f)
1,005 782
5.25%, 08/15/2027
(f)
821 648
6.38%, 05/01/2026 1,002 860
8.38%, 05/01/2027 1,423 939
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
776 665
6.75%, 10/15/2027
(f)
1,265 1,202
Liberty Interactive LLC
8.25%, 02/01/2030 1,167 352
8.50%, 07/15/2029 981 308
McGraw-Hill Education Inc
5.75%, 08/01/2028
(f)
750 666
8.00%, 08/01/2029
(f)
771 663
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
1,305 1,208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
News Corp
3.88%, 05/15/2029
(f)
$ 1,375 $ 1,221
5.13%, 02/15/2032
(f)
660 608
Nexstar Media Inc
4.75%, 11/01/2028
(f)
1,517 1,333
5.63%, 07/15/2027
(f)
9,403 8,831
Paramount Global
6.25%, 02/28/2057
(k)
1,412 1,097
3 Month USD LIBOR + 3.90%
6.38%, 03/30/2062
(k)
1,250 1,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(f)
996 775
6.50%, 09/15/2028
(f)
6,625 3,091
Scripps Escrow II Inc
3.88%, 01/15/2029
(f)
443 344
5.38%, 01/15/2031
(f),(g)
3,173 2,205
Scripps Escrow Inc
5.88%, 07/15/2027
(f)
283 203
Sinclair Television Group Inc
4.13%, 12/01/2030
(f)
250 199
5.13%, 02/15/2027
(f)
218 187
5.50%, 03/01/2030
(f),(g)
295 228
Sirius XM Radio Inc
3.13%, 09/01/2026
(f)
1,048 938
3.88%, 09/01/2031
(f)
4,300 3,250
4.00%, 07/15/2028
(f)
5,005 4,226
4.13%, 07/01/2030
(f)
4,498 3,608
5.00%, 08/01/2027
(f)
1,645 1,513
5.50%, 07/01/2029
(f)
1,322 1,178
SportsNet New York
10.25%, 01/15/2025
(e),(l)
4,130 3,924
TEGNA Inc
4.63%, 03/15/2028 764 680
4.75%, 03/15/2026
(f)
583 557
5.00%, 09/15/2029 715 626
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(f)
1,400 1,292
Townsquare Media Inc
6.88%, 02/01/2026
(f)
350 326
Univision Communications Inc
4.50%, 05/01/2029
(f)
1,350 1,164
5.13%, 02/15/2025
(f)
1,959 1,929
6.63%, 06/01/2027
(f)
1,712 1,648
7.38%, 06/30/2030
(f)
1,250 1,199
UPC Broadband Finco BV
4.88%, 07/15/2031
(f)
1,360 1,174
UPC Holding BV
5.50%, 01/15/2028
(f)
455 407
Urban One Inc
7.38%, 02/01/2028
(f)
440 400
Videotron Ltd
3.63%, 06/15/2029
(f)
985 852
5.13%, 04/15/2027
(f)
838 809
5.38%, 06/15/2024
(f)
1,017 1,015
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
12,796 10,783
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(f)
950 814
5.50%, 05/15/2029
(f)
1,475 1,354
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(f)
405 363
VZ Secured Financing BV
5.00%, 01/15/2032
(f)
1,545 1,289
Warner Media LLC
7.63%, 04/15/2031 300 330

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Ziggo Bond Co BV
5.13%, 02/28/2030
(f)
$ 755 $ 613
6.00%, 01/15/2027
(f)
1,625 1,541
Ziggo BV
4.88%, 01/15/2030
(f)
1,275 1,098
$ 166,320
Metal Fabrication & Hardware - 0 .05%
Advanced Drainage Systems Inc
6.38%, 06/15/2030
(f)
575 569
Park-Ohio Industries Inc
6.63%, 04/15/2027 756 601
Roller Bearing Co of America Inc
4.38%, 10/15/2029
(f)
450 408
$ 1,578
Mining - 1 .73%
Arconic Corp
6.00%, 05/15/2025
(f)
791 786
6.13%, 02/15/2028
(f)
18,157 17,919
Century Aluminum Co
7.50%, 04/01/2028
(f)
11,750 11,081
Coeur Mining Inc
5.13%, 02/15/2029
(f),(g)
895 738
Compass Minerals International Inc
4.88%, 07/15/2024
(f)
510 505
6.75%, 12/01/2027
(f)
353 339
Constellium SE
3.75%, 04/15/2029
(f)
3,450 2,969
5.63%, 06/15/2028
(f)
930 893
5.88%, 02/15/2026
(f)
1,475 1,468
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(f)
1,835 1,594
4.50%, 09/15/2027
(f)
833 792
5.13%, 05/15/2024
(f)
1,070 1,063
5.88%, 04/15/2030
(f)
1,160 1,125
6.13%, 04/15/2032
(f)
919 889
Hecla Mining Co
7.25%, 02/15/2028 570 570
Hudbay Minerals Inc
4.50%, 04/01/2026 500 466
6.13%, 04/01/2029 630 589
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(f)
435 435
Kaiser Aluminum Corp
4.50%, 06/01/2031
(f)
601 476
4.63%, 03/01/2028
(f)
540 477
New Gold Inc
7.50%, 07/15/2027
(f)
594 573
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(f)
15,820 —
Novelis Corp
3.25%, 11/15/2026
(f)
585 536
3.88%, 08/15/2031
(f)
1,925 1,612
4.75%, 01/30/2030
(f)
7,065 6,393
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(f)
615 595
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
430 397
$ 55,280
Miscellaneous Manufacturers - 0 .12%
Amsted Industries Inc
4.63%, 05/15/2030
(f)
415 376
5.63%, 07/01/2027
(f)
600 588
EnPro Industries Inc
5.75%, 10/15/2026 179 176
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
FXI Holdings Inc
12.25%, 11/15/2026
(f)
$ 643 $ 574
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(f)
680 673
Hillenbrand Inc
5.00%, 09/15/2026 360 350
5.75%, 06/15/2025 327 326
LSB Industries Inc
6.25%, 10/15/2028
(f)
730 643
Trinity Industries Inc
4.55%, 10/01/2024 230 224
$ 3,930
Office & Business Equipment - 0 .13%
Pitney Bowes Inc
6.88%, 03/15/2027
(f)
620 477
7.25%, 03/15/2029
(f)
654 481
Xerox Corp
3.80%, 05/15/2024 215 210
4.80%, 03/01/2035 650 429
6.75%, 12/15/2039 445 338
Xerox Holdings Corp
5.00%, 08/15/2025
(f),(g)
1,206 1,149
5.50%, 08/15/2028
(f)
1,095 944
$ 4,028
Office Furnishings - 0 .04%
Steelcase Inc
5.13%, 01/18/2029 1,453 1,293
Oil & Gas - 5 .53%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
1,080 1,049
Antero Resources Corp
7.63%, 02/01/2029
(f)
234 240
Apache Corp
4.25%, 01/15/2030 580 530
4.38%, 10/15/2028 330 309
4.75%, 04/15/2043 117 91
5.10%, 09/01/2040 1,145 981
5.25%, 02/01/2042 345 291
5.35%, 07/01/2049 765 593
6.00%, 01/15/2037 335 315
7.75%, 12/15/2029 362 381
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
5.88%, 06/30/2029
(f)
190 171
7.00%, 11/01/2026
(f)
495 479
8.25%, 12/31/2028
(f)
1,038 1,005
Athabasca Oil Corp
9.75%, 11/01/2026
(f)
309 324
Baytex Energy Corp
8.75%, 04/01/2027
(f)
705 725
Berry Petroleum Co LLC
7.00%, 02/15/2026
(f)
300 285
California Resources Corp
7.13%, 02/01/2026
(f)
880 889
Callon Petroleum Co
6.38%, 07/01/2026 275 266
7.50%, 06/15/2030
(f),(g)
6,440 6,117
8.00%, 08/01/2028
(f),(g)
509 502
8.25%, 07/15/2025 464 462
Calumet Specialty Products Partners LP / Calumet
Finance Corp
8.13%, 01/15/2027
(f)
476 460
9.25%, 07/15/2024
(f)
580 581
11.00%, 04/15/2025
(f)
590 606

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chesapeake Energy Corp
5.50%, 02/01/2026
(f)
$ 600 $ 594
5.88%, 02/01/2029
(f)
554 530
6.75%, 04/15/2029
(f)
4,180 4,138
Chord Energy Corp
6.38%, 06/01/2026
(f)
684 680
Civitas Resources Inc
5.00%, 10/15/2026
(f)
1,160 1,090
CNX Resources Corp
6.00%, 01/15/2029
(f)
320 296
7.25%, 03/14/2027
(f)
290 287
7.38%, 01/15/2031
(f),(g)
4,350 4,197
Comstock Resources Inc
5.88%, 01/15/2030
(f)
16,325 14,015
6.75%, 03/01/2029
(f)
4,580 4,147
Crescent Energy Finance LLC
7.25%, 05/01/2026
(f)
815 781
9.25%, 02/15/2028
(f)
967 964
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
321 303
5.63%, 10/15/2025
(f)
1,540 1,520
CVR Energy Inc
5.25%, 02/15/2025
(f)
1,060 1,025
5.75%, 02/15/2028
(f)
300 268
Earthstone Energy Holdings LLC
8.00%, 04/15/2027
(f)
500 488
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(f)
750 665
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(f)
1,327 1,320
Energy Ventures Gom LLC / EnVen Finance Corp
11.75%, 04/15/2026
(f)
179 184
Ensign Drilling Inc
9.25%, 04/15/2024
(f)
620 604
Global Marine Inc
7.00%, 06/01/2028 500 404
Gulfport Energy Corp
8.00%, 05/17/2026
(g)
680 682
Harbour Energy PLC
5.50%, 10/15/2026
(f)
855 783
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
940 878
6.00%, 04/15/2030
(f)
2,660 2,479
6.00%, 02/01/2031
(f)
4,672 4,306
6.25%, 11/01/2028
(f)
775 742
6.25%, 04/15/2032
(f)
5,547 5,186
Ithaca Energy North Sea PLC
9.00%, 07/15/2026
(f)
525 505
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(f)
374 363
Matador Resources Co
5.88%, 09/15/2026 1,130 1,108
6.88%, 04/15/2028
(f)
320 322
MEG Energy Corp
5.88%, 02/01/2029
(f)
7,045 6,764
7.13%, 02/01/2027
(f)
710 728
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
871 814
10.50%, 05/15/2027
(f)
310 299
Murphy Oil Corp
5.75%, 08/15/2025 297 294
5.88%, 12/01/2027 571 562
6.13%, 12/01/2042 245 210
6.38%, 07/15/2028 474 472
7.05%, 05/01/2029 395 402
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Nabors Industries Inc
5.75%, 02/01/2025 $ 595 $ 581
7.38%, 05/15/2027
(f)
465 451
Nabors Industries Ltd
7.25%, 01/15/2026
(f)
545 514
7.50%, 01/15/2028
(f)
420 382
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(f)
1,475 1,454
Northern Oil and Gas Inc
8.13%, 03/01/2028
(f)
1,265 1,249
Occidental Petroleum Corp
3.00%, 02/15/2027 242 221
3.20%, 08/15/2026 165 153
3.50%, 08/15/2029 277 251
4.20%, 03/15/2048 228 178
4.30%, 08/15/2039 200 164
4.40%, 04/15/2046 725 584
4.50%, 07/15/2044 190 154
4.63%, 06/15/2045 246 202
5.50%, 12/01/2025 780 782
5.55%, 03/15/2026 1,250 1,260
5.88%, 09/01/2025 1,455 1,470
6.13%, 01/01/2031 4,245 4,437
6.20%, 03/15/2040 3,208 3,293
6.38%, 09/01/2028 760 793
6.45%, 09/15/2036 2,933 3,113
6.60%, 03/15/2046 6,437 6,870
6.63%, 09/01/2030 1,705 1,820
6.95%, 07/01/2024 342 348
7.15%, 05/15/2028 640 675
7.50%, 05/01/2031 1,120 1,250
7.88%, 09/15/2031 545 618
7.95%, 06/15/2039 740 844
8.50%, 07/15/2027 895 985
8.88%, 07/15/2030 1,635 1,921
Parkland Corp
4.50%, 10/01/2029
(f)
868 761
4.63%, 05/01/2030
(f)
615 535
5.88%, 07/15/2027
(f)
880 857
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 396
5.15%, 11/15/2029 515 460
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 1,120 1,030
7.25%, 06/15/2025 1,099 1,095
PDC Energy Inc
5.75%, 05/15/2026 1,130 1,097
6.13%, 09/15/2024 249 247
Permian Resources Operating LLC
5.38%, 01/15/2026
(f)
150 143
5.88%, 07/01/2029
(f)
10,398 9,839
6.88%, 04/01/2027
(f)
200 198
Petrofac Ltd
9.75%, 11/15/2026
(f)
797 558
Precision Drilling Corp
6.88%, 01/15/2029
(f)
190 174
7.13%, 01/15/2026
(f)
225 219
Puma International Financing SA
5.00%, 01/24/2026
(f)
730 656
5.13%, 10/06/2024
(f)
875 837
Range Resources Corp
4.75%, 02/15/2030
(f),(g)
430 396
4.88%, 05/15/2025 550 543
8.25%, 01/15/2029 435 454
ROCC Holdings LLC
9.25%, 08/15/2026
(f)
427 458

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Rockcliff Energy II LLC
5.50%, 10/15/2029
(f)
$ 800 $ 723
SM Energy Co
5.63%, 06/01/2025 345 337
6.63%, 01/15/2027 485 468
6.75%, 09/15/2026 375 369
Southwestern Energy Co
4.75%, 02/01/2032 2,870 2,531
5.38%, 02/01/2029 440 415
5.38%, 03/15/2030 1,039 967
5.70%, 01/23/2025 173 173
8.38%, 09/15/2028 165 173
Strathcona Resources Ltd/Alberta
6.88%, 08/01/2026
(f)
590 499
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,365 1,230
4.50%, 04/30/2030 4,080 3,641
5.88%, 03/15/2028 5,887 5,755
6.00%, 04/15/2027 788 784
Talos Production Inc
12.00%, 01/15/2026 638 675
Tap Rock Resources LLC
7.00%, 10/01/2026
(f)
500 480
Teine Energy Ltd
6.88%, 04/15/2029
(f)
4,907 4,482
Transocean Inc
7.25%, 11/01/2025
(f)
485 462
7.50%, 01/15/2026
(f)
792 731
7.50%, 04/15/2031 275 212
8.00%, 02/01/2027
(f)
944 838
8.75%, 02/15/2030
(f)
3,260 3,290
9.35%, 12/15/2041 200 154
11.50%, 01/30/2027
(f)
745 762
Transocean Poseidon Ltd
6.88%, 02/01/2027
(f)
551 537
Transocean Titan Financing Ltd
8.38%, 02/01/2028
(f)
360 367
Valaris Ltd
8.38%, 04/30/2030
(f)
328 328
Vermilion Energy Inc
5.63%, 03/15/2025
(f)
369 363
6.88%, 05/01/2030
(f)
645 598
Viper Energy Partners LP
5.38%, 11/01/2027
(f)
620 599
Vital Energy Inc
7.75%, 07/31/2029
(f)
335 296
9.50%, 01/15/2025 620 623
10.13%, 01/15/2028
(g)
245 246
W&T Offshore Inc
11.75%, 02/01/2026
(f)
410 411
$ 176,540
Oil & Gas Services - 0 .27%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
985 946
6.88%, 04/01/2027
(f)
435 428
Bristow Group Inc
6.88%, 03/01/2028
(f)
415 396
CGG SA
8.75%, 04/01/2027
(f)
414 356
Enerflex Ltd
9.00%, 10/15/2027
(f)
730 727
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(f)
500 498
KLX Energy Services Holdings Inc
11.50%, 11/01/2025
(f)
455 435
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Oceaneering International Inc
4.65%, 11/15/2024 $ 453 $ 446
6.00%, 02/01/2028 479 455
Telford Offshore Ltd
12.00%, PIK 12.00%
(i),(j),(m)
450 —
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 807 798
6.88%, 09/01/2027 739 719
Weatherford International Ltd
6.50%, 09/15/2028
(f)
690 690
8.63%, 04/30/2030
(f)
1,715 1,747
$ 8,641
Packaging & Containers - 3 .09%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(f),(i),(j)
1,027 842
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(f)
749 656
4.00%, 09/01/2029
(f)
22,079 17,984
6.00%, 06/15/2027
(f)
760 756
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
1,680 1,583
5.25%, 04/30/2025
(f)
1,225 1,205
5.25%, 08/15/2027
(f)
894 765
5.25%, 08/15/2027
(f)
970 830
Ball Corp
2.88%, 08/15/2030 1,400 1,173
3.13%, 09/15/2031 700 583
4.88%, 03/15/2026 1,140 1,129
5.25%, 07/01/2025 885 884
Berry Global Inc
4.50%, 02/15/2026
(f),(g)
296 286
5.63%, 07/15/2027
(f),(g)
500 493
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
511 485
Clearwater Paper Corp
4.75%, 08/15/2028
(f)
219 196
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
530 520
8.75%, 04/15/2030
(f)
1,070 985
Crown Americas LLC
5.25%, 04/01/2030 540 525
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 645 617
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 970 951
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 687
Graham Packaging Co Inc
7.13%, 08/15/2028
(f)
625 544
Graphic Packaging International LLC
3.50%, 03/15/2028
(f)
560 508
3.50%, 03/01/2029
(f)
1,113 986
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(f)
6,135 5,100
LABL Inc
6.75%, 07/15/2026
(f)
695 689
8.25%, 11/01/2029
(f)
355 308
9.50%, 11/01/2028
(f)
492 506
10.50%, 07/15/2027
(f)
925 879

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(f)
$ 3,008 $ 3,051
9.25%, 04/15/2027
(f)
1,469 1,394
OI European Group BV
4.75%, 02/15/2030
(f)
712 654
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(f)
205 202
6.38%, 08/15/2025
(f)
243 248
6.63%, 05/13/2027
(f)
620 622
Pactiv Evergreen Group Issuer Inc/Pactiv
Evergreen Group Issuer LLC
4.00%, 10/15/2027
(f)
1,275 1,147
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(f)
520 458
Sealed Air Corp
4.00%, 12/01/2027
(f)
530 495
5.00%, 04/15/2029
(f)
603 578
5.13%, 12/01/2024
(f)
80 79
5.50%, 09/15/2025
(f)
872 873
6.88%, 07/15/2033
(f)
790 839
Sealed Air Corp/Sealed Air Corp US
6.13%, 02/01/2028
(f)
1,115 1,131
Silgan Holdings Inc
4.13%, 02/01/2028 715 669
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
12,869 12,869
9.25%, 08/01/2024
(f)
6,247 6,392
12.75%, 12/31/2028
(h)
6,150 6,298
TriMas Corp
4.13%, 04/15/2029
(f)
516 459
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
16,360 15,883
8.50%, 08/15/2027
(f)
780 753
$ 98,749
Pharmaceuticals - 1 .13%
180 Medical Inc
3.88%, 10/15/2029
(f)
625 557
AdaptHealth LLC
4.63%, 08/01/2029
(f)
515 417
5.13%, 03/01/2030
(f)
635 525
6.13%, 08/01/2028
(f)
415 366
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
700 354
9.25%, 04/01/2026
(f)
640 515
Bausch Health Cos Inc
4.88%, 06/01/2028
(f)
1,540 1,014
5.00%, 01/30/2028
(f)
500 233
5.00%, 02/15/2029
(f)
210 99
5.25%, 01/30/2030
(f)
885 416
5.25%, 02/15/2031
(f)
260 124
5.50%, 11/01/2025
(f)
1,935 1,687
5.75%, 08/15/2027
(f)
900 622
6.13%, 02/01/2027
(f)
1,005 724
6.25%, 02/15/2029
(f)
900 412
7.00%, 01/15/2028
(f)
225 103
7.25%, 05/30/2029
(f)
400 193
9.00%, 12/15/2025
(f)
1,080 904
11.00%, 09/30/2028
(f)
2,151 1,734
14.00%, 10/15/2030
(f)
721 461
BellRing Brands Inc
7.00%, 03/15/2030
(f)
897 919
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(f)
405 370
Elanco Animal Health Inc
6.65%, 08/28/2028 1,035 1,008
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(f)
$ 835 $ 799
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(f)
919 704
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(f)
710 730
Jazz Securities DAC
4.38%, 01/15/2029
(f)
2,126 1,954
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(f)
360 218
11.50%, 12/15/2028
(f)
600 472
Option Care Health Inc
4.38%, 10/31/2029
(f)
433 389
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(f)
2,978 2,740
5.13%, 04/30/2031
(f)
8,620 7,680
Owens & Minor Inc
4.50%, 03/31/2029
(f),(g)
555 445
6.63%, 04/01/2030
(f)
1,850 1,609
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(f)
505 404
Perrigo Finance Unlimited Co
3.90%, 12/15/2024 1,027 993
4.38%, 03/15/2026 1,036 996
4.40%, 06/15/2030 815 736
4.90%, 12/15/2044 660 479
Prestige Brands Inc
3.75%, 04/01/2031
(f)
935 792
5.13%, 01/15/2028
(f)
280 272
$ 36,169
Pipelines - 4 .26%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
3,285 3,076
5.75%, 03/01/2027
(f)
720 697
5.75%, 01/15/2028
(f)
6,325 6,127
7.88%, 05/15/2026
(f)
603 619
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(f)
580 570
7.63%, 12/15/2025
(f)
690 691
Buckeye Partners LP
4.13%, 03/01/2025
(f)
850 812
4.13%, 12/01/2027 635 570
4.35%, 10/15/2024 295 287
4.50%, 03/01/2028
(f)
5,240 4,762
5.60%, 10/15/2044 3,121 2,249
5.85%, 11/15/2043 3,120 2,401
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
6,314 5,286
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(f)
10,475 9,750
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
688 660
5.75%, 04/01/2025 589 580
6.00%, 02/01/2029
(f)
1,060 999
7.38%, 02/01/2031
(f)
635 635
8.00%, 04/01/2029
(f)
634 645
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 652
7.13%, 06/01/2028
(f)
556 506

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
DT Midstream Inc
4.13%, 06/15/2029
(f)
$ 1,534 $ 1,360
4.38%, 06/15/2031
(f)
1,560 1,356
EnLink Midstream LLC
5.38%, 06/01/2029 834 805
5.63%, 01/15/2028
(f)
382 376
6.50%, 09/01/2030
(f)
5,335 5,389
EnLink Midstream Partners LP
4.15%, 06/01/2025 378 366
4.85%, 07/15/2026 754 734
5.05%, 04/01/2045 250 198
5.45%, 06/01/2047 567 473
5.60%, 04/01/2044 593 493
EQM Midstream Partners LP
4.00%, 08/01/2024 792 767
4.13%, 12/01/2026 258 234
4.50%, 01/15/2029
(f)
580 493
4.75%, 01/15/2031
(f)
6,740 5,524
5.50%, 07/15/2028 563 513
6.50%, 07/01/2027
(f)
786 766
6.50%, 07/15/2048 490 371
7.50%, 06/01/2027
(f)
368 367
7.50%, 06/01/2030
(f)
376 365
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(f)
425 429
Genesis Energy LP / Genesis Energy Finance
Corp
6.25%, 05/15/2026 247 238
6.50%, 10/01/2025 701 686
7.75%, 02/01/2028 1,005 989
8.00%, 01/15/2027 9,650 9,630
8.88%, 04/15/2030
(g)
3,300 3,304
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 241 225
7.00%, 08/01/2027 357 345
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
906 887
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
765 680
5.13%, 06/15/2028
(f)
635 603
5.50%, 10/15/2030
(f)
3,505 3,262
5.63%, 02/15/2026
(f)
901 887
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
7,680 7,160
6.38%, 04/15/2027
(f)
500 493
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027
(f)
340 317
ITT Holdings LLC
6.50%, 08/01/2029
(f)
1,140 947
Kinetik Holdings LP
5.88%, 06/15/2030
(f)
1,600 1,533
New Fortress Energy Inc
6.50%, 09/30/2026
(f)
2,334 2,149
6.75%, 09/15/2025
(f)
6,166 5,872
NGL Energy Operating LLC / NGL Energy
Finance Corp
7.50%, 02/01/2026
(f)
2,324 2,228
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 431 398
7.50%, 04/15/2026 551 495
Northriver Midstream Finance LP
5.63%, 02/15/2026
(f)
558 524
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/2027 $ 485 $ 463
5.75%, 10/01/2025 705 691
6.00%, 06/01/2026 640 630
6.38%, 10/01/2030 620 597
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(f)
800 758
4.80%, 05/15/2030
(f)
4,311 3,836
4.95%, 07/15/2029
(f)
4,420 4,081
6.88%, 04/15/2040
(f)
655 570
7.50%, 07/15/2038
(f)
630 575
Southeast Supply Header LLC
4.25%, 06/15/2024
(f)
515 486
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 300 250
8.50%, 10/15/2026
(f)
915 878
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(f)
872 807
6.00%, 03/01/2027
(f)
691 667
6.00%, 12/31/2030
(f)
1,220 1,084
6.00%, 09/01/2031
(f)
565 500
7.50%, 10/01/2025
(f)
615 620
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(f)
1,570 1,410
3.88%, 11/01/2033
(f)
1,665 1,404
4.13%, 08/15/2031
(f)
1,265 1,121
6.25%, 01/15/2030
(f)
4,255 4,315
Western Midstream Operating LP
5.30%, 03/01/2048 2,950 2,490
$ 136,038
Real Estate - 0 .24%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(f)
960 896
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(f)
496 448
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(f)
561 549
Howard Hughes Corp/The
4.13%, 02/01/2029
(f)
755 635
4.38%, 02/01/2031
(f)
933 756
5.38%, 08/01/2028
(f)
910 821
Hunt Cos Inc
5.25%, 04/15/2029
(f)
500 385
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 538
4.75%, 02/01/2030 660 511
5.00%, 03/01/2031 888 673
Realogy Group LLC / Realogy Co-Issuer Corp
5.25%, 04/15/2030
(f)
930 663
5.75%, 01/15/2029
(f)
1,125 835
$ 7,710
REITs - 1 .38%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(f)
342 259
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(f)
1,251 1,045
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(f)
781 646
5.75%, 05/15/2026
(f)
850 771
CTR Partnership LP / CareTrust Capital Corp
3.88%, 06/30/2028
(f)
300 261

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Diversified Healthcare Trust
4.38%, 03/01/2031 $ 610 $ 384
4.75%, 02/15/2028 530 327
9.75%, 06/15/2025 545 522
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
2,905 2,579
3.75%, 09/15/2030
(f)
630 495
6.00%, 04/15/2025
(f)
430 418
Iron Mountain Inc
4.50%, 02/15/2031
(f)
1,927 1,676
4.88%, 09/15/2027
(f)
1,361 1,297
4.88%, 09/15/2029
(f)
1,220 1,113
5.00%, 07/15/2028
(f)
750 706
5.25%, 03/15/2028
(f)
1,148 1,104
5.25%, 07/15/2030
(f)
2,057 1,895
5.63%, 07/15/2032
(f)
1,044 948
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(f)
230 201
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(f)
415 354
4.75%, 06/15/2029
(f)
619 490
5.25%, 10/01/2025
(f)
294 276
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 1,462 999
4.63%, 08/01/2029 835 632
5.00%, 10/15/2027 1,561 1,308
Necessity Retail REIT Inc/The / American
Finance Operating Partner LP
4.50%, 09/30/2028
(f)
455 337
Office Properties Income Trust
2.40%, 02/01/2027 983 631
2.65%, 06/15/2026 810 567
3.45%, 10/15/2031 654 337
4.25%, 05/15/2024 572 540
4.50%, 02/01/2025 1,979 1,684
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
1,020 882
5.88%, 10/01/2028
(f)
854 788
7.50%, 06/01/2025
(f)
1,280 1,286
RHP Hotel Properties LP / RHP Finance Corp
4.50%, 02/15/2029
(f)
600 540
4.75%, 10/15/2027 795 747
Rithm Capital Corp
6.25%, 10/15/2025
(f)
600 550
RLJ Lodging Trust LP
3.75%, 07/01/2026
(f)
500 462
4.00%, 09/15/2029
(f)
823 691
SBA Communications Corp
3.13%, 02/01/2029 1,676 1,434
3.88%, 02/15/2027 1,635 1,525
Service Properties Trust
3.95%, 01/15/2028 225 176
4.35%, 10/01/2024 918 876
4.38%, 02/15/2030 220 164
4.50%, 03/15/2025 645 600
4.75%, 10/01/2026 510 441
4.95%, 02/15/2027 615 521
5.25%, 02/15/2026 650 577
5.50%, 12/15/2027 851 744
7.50%, 09/15/2025 896 878
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Starwood Property Trust Inc
3.63%, 07/15/2026
(f)
$ 373 $ 321
3.75%, 12/31/2024
(f)
349 326
4.38%, 01/15/2027
(f)
540 466
4.75%, 03/15/2025 516 488
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(f)
699 412
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
4.75%, 04/15/2028
(f)
200 159
6.50%, 02/15/2029
(f)
1,165 703
10.50%, 02/15/2028
(f)
1,397 1,337
XHR LP
4.88%, 06/01/2029
(f)
890 772
6.38%, 08/15/2025
(f)
505 498
$ 44,166
Retail - 4 .85%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(f)
948 852
3.88%, 01/15/2028
(f)
1,583 1,485
4.00%, 10/15/2030
(f)
24,077 21,019
4.38%, 01/15/2028
(f)
655 612
5.75%, 04/15/2025
(f)
370 371
99 Escrow Issuer Inc
7.50%, 01/15/2026
(f)
460 178
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f),(g)
215 218
Academy Ltd
6.00%, 11/15/2027
(f)
535 525
Arko Corp
5.13%, 11/15/2029
(f)
215 174
Asbury Automotive Group Inc
4.50%, 03/01/2028 500 454
4.63%, 11/15/2029
(f),(g)
874 778
4.75%, 03/01/2030 387 343
5.00%, 02/15/2032
(f)
942 812
At Home Group Inc
7.13%, 07/15/2029
(f)
580 325
Bath & Body Works Inc
5.25%, 02/01/2028 500 478
6.63%, 10/01/2030
(f)
1,520 1,459
6.69%, 01/15/2027 300 299
6.75%, 07/01/2036 700 623
6.88%, 11/01/2035 1,349 1,221
6.95%, 03/01/2033 590 521
7.50%, 06/15/2029
(g)
763 775
7.60%, 07/15/2037 717 637
9.38%, 07/01/2025
(f)
409 438
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(i),(j)
630 504
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(f)
388 339
4.50%, 11/15/2026
(f)
401 380
Bloomin' Brands Inc / OSI Restaurant Partners
LLC
5.13%, 04/15/2029
(f)
345 311
BlueLinx Holdings Inc
6.00%, 11/15/2029
(f)
205 171
Brinker International Inc
5.00%, 10/01/2024
(f)
235 230
Carrols Restaurant Group Inc
5.88%, 07/01/2029
(f),(g)
300 248
Carvana Co
4.88%, 09/01/2029
(f)
1,107 446
5.50%, 04/15/2027
(f)
770 331
5.88%, 10/01/2028
(f)
500 207

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Carvana Co   (continued)
10.25%, 05/01/2030
(f)
$ 3,750 $ 2,056
CEC Entertainment LLC
6.75%, 05/01/2026
(f)
500 475
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
240 244
eG Global Finance PLC
6.75%, 02/07/2025
(f)
758 718
8.50%, 10/30/2025
(f)
585 557
Evergreen Acqco 1 LP / TVI Inc
9.75%, 04/26/2028
(f)
655 656
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(f)
636 593
5.88%, 04/01/2029
(f)
471 398
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(f)
734 643
6.75%, 01/15/2030
(f)
1,365 1,106
FirstCash Inc
4.63%, 09/01/2028
(f)
715 654
5.63%, 01/01/2030
(f)
585 543
Foot Locker Inc
4.00%, 10/01/2029
(f)
485 410
Foundation Building Materials Inc
6.00%, 03/01/2029
(f)
642 513
Gap Inc/The
3.63%, 10/01/2029
(f)
1,151 815
3.88%, 10/01/2031
(f)
600 419
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(f)
420 249
Group 1 Automotive Inc
4.00%, 08/15/2028
(f)
840 745
Guitar Center Inc
8.50%, 01/15/2026
(f),(g)
595 526
IRB Holding Corp
7.00%, 06/15/2025
(f)
8,722 8,829
Ken Garff Automotive LLC
4.88%, 09/15/2028
(f)
330 288
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(f)
824 811
Kohl's Corp
3.62%, 05/01/2031 1,535 1,047
4.25%, 07/17/2025 957 894
5.55%, 07/17/2045 1,479 862
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
6,363 5,067
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(f)
780 665
Lithia Motors Inc
3.88%, 06/01/2029
(f)
1,060 918
4.38%, 01/15/2031
(f)
884 759
4.63%, 12/15/2027
(f)
586 546
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
14,125 13,243
Macy's Retail Holdings LLC
4.30%, 02/15/2043 265 161
4.50%, 12/15/2034 592 425
5.13%, 01/15/2042 379 248
5.88%, 04/01/2029
(f)
990 907
5.88%, 03/15/2030
(f)
1,285 1,141
6.38%, 03/15/2037 670 533
Marks & Spencer PLC
7.13%, 12/01/2037
(f)
200 185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Michaels Cos Inc/The
5.25%, 05/01/2028
(f)
$ 835 $ 688
7.88%, 05/01/2029
(f)
1,436 963
Murphy Oil USA Inc
3.75%, 02/15/2031
(f)
540 462
4.75%, 09/15/2029 832 772
5.63%, 05/01/2027 432 426
NMG Holding Co Inc / Neiman Marcus Group
LLC
7.13%, 04/01/2026
(f)
1,500 1,394
Nordstrom Inc
4.00%, 03/15/2027
(g)
265 228
4.25%, 08/01/2031 960 713
4.38%, 04/01/2030 1,062 831
5.00%, 01/15/2044 1,175 735
6.95%, 03/15/2028
(g)
675 651
Papa John's International Inc
3.88%, 09/15/2029
(f)
585 505
Park River Holdings Inc
5.63%, 02/01/2029
(f)
421 308
6.75%, 08/01/2029
(f)
4,175 3,048
Patrick Industries Inc
4.75%, 05/01/2029
(f)
840 731
7.50%, 10/15/2027
(f)
435 427
Penske Automotive Group Inc
3.75%, 06/15/2029 500 435
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
925 874
7.75%, 02/15/2029
(f)
1,637 1,614
QVC Inc
4.38%, 09/01/2028 1,021 503
4.45%, 02/15/2025 920 676
4.75%, 02/15/2027 595 301
4.85%, 04/01/2024 910 781
5.45%, 08/15/2034 450 194
5.95%, 03/15/2043 310 129
Rite Aid Corp
7.50%, 07/01/2025
(f)
305 210
7.70%, 02/15/2027 22 8
8.00%, 11/15/2026
(f)
754 408
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 300 296
Sizzling Platter LLC / Sizzling Platter Finance
Corp
8.50%, 11/28/2025
(f)
215 199
Sonic Automotive Inc
4.63%, 11/15/2029
(f),(g)
3,075 2,580
4.88%, 11/15/2031
(f)
587 474
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(f)
15,647 14,200
SRS Distribution Inc
4.63%, 07/01/2028
(f)
625 550
6.00%, 12/01/2029
(f)
8,930 7,273
6.13%, 07/01/2029
(f)
800 660
Staples Inc
7.50%, 04/15/2026
(f)
1,567 1,322
10.75%, 04/15/2027
(f)
1,085 735
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(f)
6,047 5,295
5.88%, 03/01/2027 308 300
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(f)
690 611
Victoria's Secret & Co
4.63%, 07/15/2029
(f)
925 748

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
White Cap Buyer LLC
6.88%, 10/15/2028
(f)
$ 8,190 $ 7,102
Yum! Brands Inc
3.63%, 03/15/2031 1,279 1,130
4.63%, 01/31/2032 1,540 1,436
4.75%, 01/15/2030
(f)
1,410 1,364
5.35%, 11/01/2043 408 359
5.38%, 04/01/2032 1,370 1,336
6.88%, 11/15/2037 300 319
$ 154,917
Semiconductors - 0 .13%
Amkor Technology Inc
6.63%, 09/15/2027
(f)
500 501
ams-OSRAM AG
7.00%, 07/31/2025
(f)
635 593
Entegris Escrow Corp
5.95%, 06/15/2030
(f)
900 855
Entegris Inc
3.63%, 05/01/2029
(f),(g)
603 516
4.38%, 04/15/2028
(f)
880 803
ON Semiconductor Corp
3.88%, 09/01/2028
(f)
710 639
Synaptics Inc
4.00%, 06/15/2029
(f)
285 241
$ 4,148
Software - 3 .05%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,540 3,527
Alteryx Inc
8.75%, 03/15/2028
(f)
615 598
AthenaHealth Group Inc
6.50%, 02/15/2030
(f)
2,540 2,086
Black Knight InfoServ LLC
3.63%, 09/01/2028
(f)
1,315 1,184
Boxer Parent Co Inc
7.13%, 10/02/2025
(f)
920 917
9.13%, 03/01/2026
(f)
950 926
Camelot Finance SA
4.50%, 11/01/2026
(f)
705 668
Castle US Holding Corp
9.50%, 02/15/2028
(f)
325 207
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(f)
1,040 1,030
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(f)
7,425 6,681
4.88%, 07/01/2029
(f)
9,646 8,687
Cloud Software Group Inc
6.50%, 03/31/2029
(f)
5,235 4,715
9.00%, 09/30/2029
(f)
1,089 936
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(f)
350 322
6.50%, 10/15/2028
(f)
687 601
CWT Travel Group Inc
8.50%, 11/19/2026
(f)
7,495 5,284
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(f)
395 347
Elastic NV
4.13%, 07/15/2029
(f)
670 580
Fair Isaac Corp
4.00%, 06/15/2028
(f)
1,262 1,176
5.25%, 05/15/2026
(f)
495 487
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(f)
520 437
Open Text Corp
3.88%, 02/15/2028
(f)
1,635 1,449
3.88%, 12/01/2029
(f)
1,240 1,042
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Holdings Inc
4.13%, 02/15/2030
(f)
$ 1,535 $ 1,311
4.13%, 12/01/2031
(f)
845 699
Playtika Holding Corp
4.25%, 03/15/2029
(f)
13,998 11,898
PTC Inc
3.63%, 02/15/2025
(f)
220 212
4.00%, 02/15/2028
(f)
511 475
Rackspace Technology Global Inc
3.50%, 02/15/2028
(f)
715 297
5.38%, 12/01/2028
(f)
320 76
ROBLOX Corp
3.88%, 05/01/2030
(f)
1,000 844
Rocket Software Inc
6.50%, 02/15/2029
(f)
620 515
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(f),(i),(j)
900 1,553
Skillz Inc
10.25%, 12/15/2026
(f)
300 227
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
19,140 18,526
Twilio Inc
3.63%, 03/15/2029 336 287
3.88%, 03/15/2031 6,682 5,584
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(f)
2,500 1,897
West Technology Group LLC
8.50%, 10/15/2025
(f)
776 729
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(f)
9,459 8,155
$ 97,172
Telecommunications - 4 .01%
Altice France Holding SA
6.00%, 02/15/2028
(f)
1,210 745
10.50%, 05/15/2027
(f)
2,050 1,514
Altice France SA/France
5.13%, 01/15/2029
(f)
1,388 1,026
5.13%, 07/15/2029
(f)
2,380 1,760
5.50%, 01/15/2028
(f)
1,035 815
5.50%, 10/15/2029
(f)
1,900 1,422
8.13%, 02/01/2027
(f)
1,845 1,647
British Telecommunications PLC
4.25%, 11/23/2081
(f),(k)
900 794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(f),(k)
1,020 811
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Ciena Corp
4.00%, 01/31/2030
(f)
300 264
CommScope Inc
4.75%, 09/01/2029
(f)
8,489 6,855
6.00%, 03/01/2026
(f)
925 883
7.13%, 07/01/2028
(f)
1,675 1,202
8.25%, 03/01/2027
(f)
6,140 4,747
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
1,060 732
6.00%, 06/15/2025
(f)
2,721 2,558
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(f)
2,595 2,473
Consolidated Communications Inc
5.00%, 10/01/2028
(f)
200 147
6.50%, 10/01/2028
(f)
500 390
Embarq Corp
8.00%, 06/01/2036 1,828 786

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(f)
$ 1,480 $ 1,300
5.88%, 10/15/2027
(f)
1,360 1,252
5.88%, 11/01/2029 745 567
6.00%, 01/15/2030
(f)
1,020 780
6.75%, 05/01/2029
(f)
1,365 1,099
8.75%, 05/15/2030
(f)
1,306 1,292
Frontier Florida LLC
6.86%, 02/01/2028 740 669
Frontier North Inc
6.73%, 02/15/2028 100 89
GoTo Group Inc
5.50%, 09/01/2027
(f)
910 512
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,140 1,090
6.63%, 08/01/2026 1,295 1,223
Iliad Holding SASU
6.50%, 10/15/2026
(f)
1,332 1,282
7.00%, 10/15/2028
(f)
5,035 4,764
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(f)
3,241 2,991
Level 3 Financing Inc
3.40%, 03/01/2027
(f)
1,850 1,447
3.63%, 01/15/2029
(f)
5,923 3,313
3.75%, 07/15/2029
(f)
2,465 1,387
3.88%, 11/15/2029
(f)
995 726
4.25%, 07/01/2028
(f)
3,859 2,250
4.63%, 09/15/2027
(f)
1,722 1,063
10.50%, 05/15/2030
(f)
705 675
Lumen Technologies Inc
4.00%, 02/15/2027
(f)
1,276 852
4.50%, 01/15/2029
(f)
1,130 481
7.60%, 09/15/2039 667 256
7.65%, 03/15/2042 580 241
Maxar Technologies Inc
7.75%, 06/15/2027
(f)
500 530
Sprint Capital Corp
6.88%, 11/15/2028 3,321 3,580
8.75%, 03/15/2032 2,723 3,328
Sprint LLC
7.13%, 06/15/2024 3,033 3,083
7.63%, 02/15/2025 2,209 2,276
7.63%, 03/01/2026 2,306 2,442
Telecom Italia Capital SA
6.00%, 09/30/2034 1,114 950
6.38%, 11/15/2033 1,129 1,009
7.20%, 07/18/2036 972 878
7.72%, 06/04/2038 1,090 1,019
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
1,880 1,836
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(f)
144 77
5.63%, 12/06/2026
(f)
789 441
6.50%, 10/15/2027
(f)
373 131
United States Cellular Corp
6.70%, 12/15/2033 500 455
Viasat Inc
5.63%, 09/15/2025
(f)
13,680 13,064
5.63%, 04/15/2027
(f)
2,562 2,376
6.50%, 07/15/2028
(f)
8,676 6,883
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
614 513
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(f)
1,665 1,380
4.75%, 07/15/2031
(f)
11,860 10,106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
3.25%, 06/04/2081
(k)
$ 337 $ 295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(k)
1,432 1,158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(k)
1,000 758
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(k)
3,035 3,111
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(f)
1,420 1,170
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
1,225 927
6.13%, 03/01/2028
(f)
1,535 981
$ 127,929
Toys, Games & Hobbies - 0 .07%
Mattel Inc
3.38%, 04/01/2026
(f)
675 638
3.75%, 04/01/2029
(f)
600 542
5.45%, 11/01/2041 295 262
5.88%, 12/15/2027
(f)
660 661
6.20%, 10/01/2040 195 184
$ 2,287
Transportation - 0 .17%
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(f)
645 579
Danaos Corp
8.50%, 03/01/2028
(f)
590 584
First Student Bidco Inc / First Transit Parent Inc
4.00%, 07/31/2029
(f)
700 607
Rand Parent LLC
8.50%, 02/15/2030
(f)
1,187 1,075
Seaspan Corp
5.50%, 08/01/2029
(f)
788 630
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
715 693
Western Global Airlines LLC
10.38%, 08/15/2025
(f)
345 45
XPO CNW Inc
6.70%, 05/01/2034 838 768
XPO Escrow Sub LLC
7.50%, 11/15/2027
(f)
300 308
$ 5,289
Trucking & Leasing - 0 .10%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(f),(k)
400 376
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/2028
(f)
970 889
6.50%, 10/01/2025
(f)
886 875
9.75%, 08/01/2027
(f)
416 433
NAC Aviation 29 DAC
4.75%, 06/30/2026 877 745
$ 3,318
Water - 0 .01%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026
(f)
329 316
TOTAL BONDS $ 2,766,926

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 9 .13%
Principal
Amount (000's) Value (000's)
Advertising - 0 .06%
ABG Intermediate Holdings 2 LLC
10.91%, 12/20/2029
(n)
$ 1,910 $ 1,757
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Automobile Parts & Equipment - 0 .39%
First Brands Group LLC
10.28%, 03/24/2027
(n)
7,765 7,510
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
13.60%, 03/24/2028
(n)
5,625 4,938
6 Month USD LIBOR + 8.50%
$ 12,448
Building Materials - 0 .15%
CP Iris Holdco I Inc
11.84%, 09/15/2029
(n)
5,920 4,736
1 Month USD LIBOR + 7.00%
Chemicals - 0 .20%
Aruba Investments Holdings LLC
12.59%, 10/27/2028
(n)
7,275 6,474
1 Month USD LIBOR + 7.75%
Commercial Services - 1 .18%
KUEHG Corp
8.91%, 02/21/2025
(n)
2,262 2,244
1 Month USD LIBOR + 3.75%
13.41%, 08/22/2025
(n)
12,738 12,234
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
8.43%, 03/13/2025
(n)
12,197 12,063
3 Month USD LIBOR + 3.25%
12.42%, 03/13/2026
(n)
6,500 6,012
3 Month USD LIBOR + 7.50%
13.45%, 03/13/2025
(n)
1,194 1,180
1 Month USD LIBOR + 8.50%
RLG Holdings LLC
12.34%, 07/06/2029
(n)
4,310 3,944
1 Month USD LIBOR + 7.50%
$ 37,677
Consumer Products - 0 .14%
VC GB Holdings I Corp
11.59%, 06/29/2029
(n)
2,670 2,119
3 Month USD LIBOR + 6.75%
11.59%, 06/29/2029
(n)
2,900 2,301
3 Month USD LIBOR + 6.75%
$ 4,420
Distribution & Wholesale - 0 .16%
Infinite Bidco LLC
12.16%, 02/24/2029
(n)
5,910 4,994
3 Month USD LIBOR + 7.00%
Engineering & Construction - 0 .47%
Brand Industrial Services Inc
9.24%, 06/21/2024
(n)
11,095 10,423
3 Month USD LIBOR + 4.25%
KKR Apple Bidco LLC
10.59%, 09/23/2029
(n)
4,722 4,628
1 Month USD LIBOR + 5.75%
$ 15,051
Entertainment - 0 .15%
NAI Entertainment Holdings LLC
7.35%, 05/08/2025
(n)
5,231 4,797
3 Month USD LIBOR + 2.50%
Healthcare - Services - 0 .94%
Aveanna Healthcare LLC
11.95%, 12/09/2029
(n)
9,190 5,652
1 Month USD LIBOR + 7.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Eyecare Partners LLC
9.41%, 11/15/2028
(n)
$ 2,214 $ 1,808
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
11.59%, 10/14/2029
(n)
5,540 4,176
3 Month USD LIBOR + 6.75%
11.59%, 10/14/2029
(n)
1,975 1,489
3 Month USD LIBOR + 6.75%
LifePoint Health Inc
8.58%, 11/17/2025
(n)
2,075 1,949
1 Month USD LIBOR + 3.75%
Medical Solutions Holdings Inc
11.99%, 10/05/2029
(n)
5,510 4,993
1 Month USD LIBOR + 7.00%
National Mentor Holdings Inc
12.25%, 03/02/2029
(n)
3,475 2,042
3 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
11.58%, 06/26/2026
(n)
4,875 3,291
1 Month USD LIBOR + 6.75%
Surgery Center Holdings Inc
0.00%, 09/03/2026
(n),(o)
4,680 4,667
1 Month USD LIBOR + 3.75%
$ 30,067
Home Builders - 0 .17%
Tecta America Corp
13.42%, 04/09/2029
(n)
5,875 5,425
1 Month USD LIBOR + 8.50%
Insurance - 1 .21%
Asurion LLC
9.16%, 08/18/2028
(n)
4,841 4,502
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
10.09%, 01/31/2028
(n)
15,800 13,220
1 Month USD LIBOR + 5.25%
10.09%, 01/20/2029
(n)
13,101 10,822
1 Month USD LIBOR + 5.25%
10.09%, 01/20/2029
(n)
12,025 9,933
1 Month USD LIBOR + 5.25%
$ 38,477
Internet - 0 .86%
CNT Holdings I Corp
11.71%, 11/06/2028
(n)
7,739 7,300
1 Month USD LIBOR + 6.75%
MH Sub I LLC
11.06%, 02/12/2029
(n)
10,480 9,690
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Ten-X LLC
8.84%, 09/29/2024
(n)
10,837 10,377
3 Month USD LIBOR + 4.00%
$ 27,367
Investment Companies - 0 .51%
Nexus Buyer LLC
11.09%, 11/05/2029
(n)
1,560 1,401
3 Month USD LIBOR + 6.25%
11.09%, 11/05/2029
(n)
16,395 14,727
3 Month USD LIBOR + 6.25%
$ 16,128
Machinery - Diversified - 0 .55%
Engineered Machinery Holdings Inc
11.16%, 05/21/2029
(n)
17,631 16,044
3 Month USD LIBOR + 6.00%
11.66%, 05/04/2029
(n)
1,610 1,469
3 Month USD LIBOR + 6.50%
$ 17,513

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0 .18%
Artic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),(j),(n)
$ 5,835 $ 5,835
1 Month USD LIBOR + 5.00%
Semiconductors - 0 .08%
Altar Bidco Inc
10.49%, 02/01/2030
(n)
3,040 2,661
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1 .48%
Applied Systems Inc
11.65%, 09/19/2027
(n)
14,341 14,329
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
Ascend Learning LLC
10.66%, 12/10/2029
(n)
1,050 909
1 Month USD LIBOR + 5.75%
AthenaHealth Group Inc
8.46%, 02/15/2029
(n)
4,549 4,257
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cloudera Inc
10.91%, 10/08/2029
(n)
1,790 1,579
1 Month USD LIBOR + 6.00%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(n)
3,493 329
1 Month USD LIBOR + 4.50%
Mitchell International Inc
11.34%, 10/15/2029
(n)
5,150 4,368
3 Month USD LIBOR + 6.50%
Skopima Consilio Parent LLC
12.34%, 05/14/2029
(n)
4,920 4,576
1 Month USD LIBOR + 7.50%
UKG Inc
10.19%, 05/03/2027
(n)
6,020 5,774
3 Month USD LIBOR + 5.25%
10.19%, 05/03/2027
(n)
11,550 11,078
3 Month USD LIBOR + 5.25%
$ 47,199
Telecommunications - 0 .11%
Xplornet Communications Inc
11.84%, 09/30/2029
(n)
6,100 3,660
1 Month USD LIBOR + 7.00%
Transportation - 0 .14%
ASP LS Acquisition Corp
12.66%, 04/30/2029
(n)
7,320 4,612
6 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 291,298
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .25%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 1 .25%
4.21%, 05/30/2023
(g),(p)
$ 24,000 $ 23,921
4.91%, 06/29/2023
(p)
16,100 15,970
$ 39,891
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 39,891
Total Investments $ 3,223,884
Other Assets and Liabilities -  (1.02)% (32,683)
TOTAL NET ASSETS - 100.00% $ 3,191,201
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $46,153 or 1.45% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,201,758 or 68.99% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $44,077 or 1.38% of net assets.
(h) Security purchased on a when-issued basis.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after April 30, 2023, at which time the interest rate will be determined.
(p) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Consumer, Cyclical 21 .93%
Consumer, Non-cyclical 14 .17%
Communications 13 .05%
Financial 12 .97%
Industrial 12 .02%
Energy 10 .59%
Technology 5 .66%
Basic Materials 4 .87%
Money Market Funds 3 .39%
Government 1 .25%
Utilities 1 .10%
Diversified 0 .02%
Other Assets and Liabilities
( 1 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 640,376 $ 544,577 $ 95,799
Principal Government Money Market Fund - Institutional Class 4.73% 66,206 236,293 302,499 —
$ 66,206 $ 876,669 $ 847,076 $ 95,799
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 1,049 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 195 — — —
$ 1,244 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 4,576 $ — 0.00%
Specialty Steel   15.14%, 11/15/2026 06/04/2021 8,680 8,680 0.27%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 3,924 0.12%
Total $ 12,604 0.39%
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.40 N/A 5.00% Quarterly 06/20/2028 $ 37,209 $ 476 $ 56 $ 532
Total $ 476 $ 56 $ 532
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $37,209.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values of the swap, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.24% Shares Held Value (000's)
Money Market Funds - 3.24%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
6,174,917 $ 6,175
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
65,941,591 65,942
$ 72,117
TOTAL INVESTMENT COMPANIES $ 72,117
COMMON STOCKS - 0.10% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
103,250 $ 2
Oil & Gas - 0.02%
Mesquite Energy Inc
(d),(e)
15,341 387
Retail - 0.08%
Claire's Holdings LLC
(d)
4,036 1,883
TOTAL COMMON STOCKS $ 2,272
BONDS - 89.08%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2.16%
Bombardier Inc
7.13%, 06/15/2026
(f)
$ 7,890 $ 7,865
7.50%, 02/01/2029
(f)
2,415 2,375
TransDigm Inc
4.88%, 05/01/2029 2,980 2,708
6.25%, 03/15/2026
(f)
12,880 12,941
6.38%, 06/15/2026 3,495 3,490
7.50%, 03/15/2027 3,875 3,894
Triumph Group Inc
7.75%, 08/15/2025 11,930 11,097
9.00%, 03/15/2028
(f),(g)
3,605 3,655
$ 48,025
Airlines - 0.88%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 05/01/2023 977 978
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,994 2,641
American Airlines Inc / AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,525 1,449
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
12,095 11,268
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 3,520 3,264
$ 19,600
Automobile Manufacturers - 1.99%
Ford Motor Co
3.25%, 02/12/2032 18,550 14,386
4.75%, 01/15/2043 3,650 2,742
9.63%, 04/22/2030 1,225 1,425
Ford Motor Credit Co LLC
2.70%, 08/10/2026 3,455 3,065
3.38%, 11/13/2025 4,735 4,397
4.39%, 01/08/2026 8,720 8,285
4.54%, 08/01/2026 9,495 8,953
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(f)
1,079 1,071
$ 44,324
Automobile Parts & Equipment - 1.35%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 2,239 2,139
6.88%, 07/01/2028
(g)
9,835 8,851
Dana Inc
4.25%, 09/01/2030 6,930 5,613
4.50%, 02/15/2032 1,810 1,448
5.38%, 11/15/2027 6,615 6,217
5.63%, 06/15/2028 3,465 3,196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
ZF North America Capital Inc
6.88%, 04/14/2028
(f)
$ 2,550 $ 2,625
$ 30,089
Banks - 1.21%
Barclays PLC
5.09%, 06/20/2030
(h)
5,330 4,998
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(h),( i ),(j)
6,795 6,394
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 03/15/2029
(h),( i ),(j)
5,535 4,848
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),( i )
11,640 10,796
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
$ 27,036
Building Materials - 1.47%
Builders FirstSource Inc
4.25%, 02/01/2032
(f)
3,610 3,163
5.00%, 03/01/2030
(f)
4,065 3,795
Griffon Corp
5.75%, 03/01/2028 4,885 4,507
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
1,900 1,596
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
20,925 19,584
$ 32,645
Chemicals - 2.62%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
9,180 8,069
6.50%, 05/15/2026
(f)
8,390 7,782
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 10,009
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(k),(l)
2,790 1,953
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
600 512
6.25%, 10/01/2029
(f)
17,680 14,207
7.13%, 10/01/2027
(f)
1,945 1,854
Tronox Inc
4.63%, 03/15/2029
(f)
8,985 7,459
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
8,580 6,561
$ 58,406
Commercial Services - 3.37%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
5,865 5,095
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
2,300 2,096
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
8,965 7,790
Garda World Security Corp
6.00%, 06/01/2029
(f)
6,730 5,535
9.50%, 11/01/2027
(f)
6,486 6,216
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
3,240 2,895
6.25%, 01/15/2028
(f)
10,260 9,609
United Rentals North America Inc
3.88%, 02/15/2031 5,775 5,083
4.88%, 01/15/2028 2,815 2,705
5.25%, 01/15/2030 1,775 1,717
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
10,945 10,261

Schedule of Investments
High Yield Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
$ 2,180 $ 2,002
6.13%, 06/15/2025
(f)
3,890 3,871
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
11,631 10,158
$ 75,033
Computers - 1.57%
NCR Corp
5.13%, 04/15/2029
(f)
21,160 18,303
Seagate HDD Cayman
9.63%, 12/01/2032
(f)
7,945 8,713
Virtusa Corp
7.13%, 12/15/2028
(f)
9,857 7,935
$ 34,951
Consumer Products - 1.03%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
13,355 11,255
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
12,596 11,657
$ 22,912
Distribution & Wholesale - 0.27%
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 5,897
Diversified Financial Services - 4.93%
AerCap Holdings NV
5.88%, 10/10/2079
(g),(h)
11,870 11,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,105 6,768
6.63%, 03/15/2026
(g)
4,620 4,415
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(l)
12,628 11,273
LPL Holdings Inc
4.00%, 03/15/2029
(f)
12,725 11,429
Macquarie Airfinance Holdings Ltd
8.38%, 05/01/2028
(f)
7,380 7,385
OneMain Finance Corp
3.50%, 01/15/2027 3,966 3,387
4.00%, 09/15/2030 6,460 4,878
6.63%, 01/15/2028 2,475 2,296
6.88%, 03/15/2025 11,790 11,534
SLM Corp
3.13%, 11/02/2026 3,300 2,888
Voya Financial Inc
5.65%, 05/15/2053
(g),(h)
32,457 32,442
3 Month USD LIBOR + 3.58%
$ 109,705
Electric - 2.44%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
12,500 10,694
Elwood Energy LLC
8.16%, 07/05/2026 1,646 1,453
NRG Energy Inc
3.88%, 02/15/2032
(f)
20,900 16,876
10.25%, 03/15/2028
(f),(h),( i )
3,685 3,615
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
6,210 5,777
Vistra Corp
7.00%, 12/15/2026
(f),(h),( i )
6,420 5,758
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
$ 11,405 $ 10,197
$ 54,370
Electrical Components & Equipment - 0.28%
WESCO Distribution Inc
7.25%, 06/15/2028
(f)
6,165 6,328
Electronics - 1.50%
Imola Merger Corp
4.75%, 05/15/2029
(f)
13,468 11,663
Sensata Technologies BV
4.00%, 04/15/2029
(f)
13,550 12,245
5.00%, 10/01/2025
(f)
1,905 1,876
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
6,126 5,322
4.38%, 02/15/2030
(f)
2,440 2,222
$ 33,328
Engineering & Construction - 0.51%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
13,742 11,450
Entertainment - 4.21%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(f)
4,520 4,554
Boyne USA Inc
4.75%, 05/15/2029
(f),(g)
13,360 12,102
Caesars Entertainment Inc
6.25%, 07/01/2025
(f),(g)
5,825 5,832
8.13%, 07/01/2027
(f),(g)
11,770 12,008
CCM Merger Inc
6.38%, 05/01/2026
(f)
10,835 10,591
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
14,690 14,165
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
14,295 12,748
International Game Technology PLC
5.25%, 01/15/2029
(f)
13,510 12,954
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
11,950 8,706
$ 93,660
Environmental Control - 0.43%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
10,855 9,550
Food - 3.47%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 03/15/2029
(f)
5,255 4,656
4.63%, 01/15/2027
(f)
8,625 8,338
B&G Foods Inc
5.25%, 04/01/2025 7,350 6,945
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
6,445 5,913
7.50%, 04/15/2025
(f)
5,786 5,672
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.63%, 01/15/2032
(f)
13,470 11,310
Pilgrim's Pride Corp
3.50%, 03/01/2032 6,385 5,140
4.25%, 04/15/2031 13,680 11,899
Post Holdings Inc
4.50%, 09/15/2031
(f)
145 127
4.63%, 04/15/2030
(f)
19,034 17,192
$ 77,192
Forest Products & Paper - 0.42%
Mercer International Inc
5.13%, 02/01/2029 5,855 4,889

Schedule of Investments
High Yield Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
$ 4,886 $ 4,398
$ 9,287
Healthcare - Services - 4.67%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
12,235 11,579
Centene Corp
2.50%, 03/01/2031 16,540 13,479
3.00%, 10/15/2030 1,820 1,551
3.38%, 02/15/2030 16,070 14,183
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
21,686 19,219
HCA Inc
3.50%, 09/01/2030 13,100 11,791
Molina Healthcare Inc
3.88%, 05/15/2032
(f)
2,950 2,528
4.38%, 06/15/2028
(f),(g)
7,065 6,621
Tenet Healthcare Corp
6.13%, 06/15/2030
(f)
23,265 23,012
$ 103,963
Home Builders - 1.20%
Century Communities Inc
3.88%, 08/15/2029
(f)
8,570 7,495
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 4,060
5.00%, 03/01/2028
(f)
8,370 7,609
M/I Homes Inc
3.95%, 02/15/2030 8,655 7,659
$ 26,823
Insurance - 0.25%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
6,670 5,583
Investment Companies - 0.53%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
13,193 11,875
Iron & Steel - 0.71%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f),(g)
9,175 8,312
TMS International Corp/DE
6.25%, 04/15/2029
(f)
9,745 7,531
$ 15,843
Leisure Products & Services - 2.35%
Carnival Corp
4.00%, 08/01/2028
(f)
2,015 1,746
6.00%, 05/01/2029
(f)
6,395 5,019
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(f)
8,817 9,479
Life Time Inc
5.75%, 01/15/2026
(f)
11,645 11,372
NCL Corp Ltd
5.88%, 02/15/2027
(f)
6,700 6,320
NCL Finance Ltd
6.13%, 03/15/2028
(f),(g)
5,300 4,280
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
7,685 6,823
7.25%, 01/15/2030
(f)
1,230 1,233
8.25%, 01/15/2029
(f)
5,700 6,002
$ 52,274
Lodging - 0.95%
Sands China Ltd
3.75%, 08/08/2031 7,955 6,565
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f),(g)
8,650 8,322
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Macau Ltd
5.63%, 08/26/2028
(f)
$ 7,065 $ 6,168
$ 21,055
Machinery - Diversified - 0.44%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
9,796 9,723
Media - 7.15%
AMC Networks Inc
4.75%, 08/01/2025 11,810 10,955
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
8,650 7,263
4.75%, 03/01/2030
(f)
20,950 18,025
4.75%, 02/01/2032
(f)
2,400 1,986
5.38%, 06/01/2029
(f)
9,270 8,502
CSC Holdings LLC
4.50%, 11/15/2031
(f)
3,000 2,102
6.50%, 02/01/2029
(f)
12,110 10,111
11.25%, 05/15/2028
(f)
1,600 1,595
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
2,090 1,834
DISH DBS Corp
5.13%, 06/01/2029 2,385 1,100
5.25%, 12/01/2026
(f)
5,570 4,255
5.88%, 11/15/2024 7,250 5,998
7.38%, 07/01/2028 6,100 3,056
DISH Network Corp
11.75%, 11/15/2027
(f)
10,205 9,640
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
10,870 6,968
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 6,291
6.75%, 10/15/2027
(f)
8,622 8,190
Scripps Escrow II Inc
5.38%, 01/15/2031
(f),(g)
13,090 9,098
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
18,145 15,321
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 13,523
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
9,295 8,818
Ziggo BV
4.88%, 01/15/2030
(f)
5,305 4,567
$ 159,198
Mining - 3.23%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,457 10
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
5,327 5,381
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
4,790 4,650
7.50%, 04/01/2025
(f)
5,070 5,057
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 3,976
6.13%, 04/01/2029
(f)
9,010 8,427
IAMGOLD Corp
5.75%, 10/15/2028
(f)
4,893 3,866
New Gold Inc
7.50%, 07/15/2027
(f)
12,690 12,232
Novelis Corp
4.75%, 01/30/2030
(f)
13,640 12,343
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
17,405 16,058
$ 72,000

Schedule of Investments
High Yield Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 6.03%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f),(g)
$ 16,713 $ 16,229
Antero Resources Corp
7.63%, 02/01/2029
(f),(g)
5,782 5,919
8.38%, 07/15/2026
(f)
2,641 2,754
Apache Corp
4.75%, 04/15/2043 3,345 2,608
5.10%, 09/01/2040 3,595 3,081
5.25%, 02/01/2042 6,670 5,633
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f),(g)
11,135 10,775
Baytex Energy Corp
8.50%, 04/30/2030
(f)
5,390 5,419
Comstock Resources Inc
5.88%, 01/15/2030
(f)
4,300 3,692
6.75%, 03/01/2029
(f)
6,780 6,139
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
8,135 7,600
6.00%, 02/01/2031
(f)
4,105 3,783
MEG Energy Corp
7.13%, 02/01/2027
(f)
10,885 11,157
Nabors Industries Inc
7.38%, 05/15/2027
(f)
5,390 5,228
Occidental Petroleum Corp
5.55%, 03/15/2026 14,105 14,223
6.13%, 01/01/2031 7,015 7,333
6.63%, 09/01/2030 7,720 8,241
Southwestern Energy Co
4.75%, 02/01/2032 12,680 11,181
5.38%, 03/15/2030 3,595 3,346
$ 134,341
Oil & Gas Services - 1.01%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
17,831 17,117
Enerflex Ltd
9.00%, 10/15/2027
(f)
5,389 5,369
$ 22,486
Packaging & Containers - 3.62%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
5,015 4,724
5.25%, 08/15/2027
(f)
4,725 4,041
5.25%, 08/15/2027
(f)
3,480 2,976
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
8,755 7,766
Cascades Inc /Cascades USA Inc
5.38%, 01/15/2028
(f)
13,510 12,818
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
1,910 1,875
8.75%, 04/15/2030
(f)
8,130 7,482
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 13,769
LABL Inc
5.88%, 11/01/2028
(f)
6,462 5,961
8.25%, 11/01/2029
(f)
3,985 3,459
9.50%, 11/01/2028
(f)
5,400 5,559
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(f)
6,360 6,451
9.25%, 04/15/2027
(f)
3,925 3,725
$ 80,606
Pharmaceuticals - 1.23%
180 Medical Inc
3.88%, 10/15/2029
(f)
9,620 8,567
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
BellRing Brands Inc
7.00%, 03/15/2030
(f)
$ 7,655 $ 7,842
Jazz Securities DAC
4.38%, 01/15/2029
(f)
12,040 11,066
$ 27,475
Pipelines - 5.47%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
5,820 5,450
5.75%, 03/01/2027
(f)
12,230 11,830
Buckeye Partners LP
3.95%, 12/01/2026 4,505 4,100
4.13%, 12/01/2027 9,680 8,696
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
13,590 11,378
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
11,840 11,362
EnLink Midstream LLC
5.63%, 01/15/2028
(f),(g)
12,835 12,641
6.50%, 09/01/2030
(f)
4,465 4,510
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
10,590 10,362
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
20,245 18,000
Kinetik Holdings LP
5.88%, 06/15/2030
(f)
10,935 10,475
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 1,475 1,503
Western Midstream Operating LP
4.30%, 02/01/2030 12,577 11,480
$ 121,787
REITs - 2.71%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
9,195 8,162
3.75%, 09/15/2030
(f)
4,395 3,454
Iron Mountain Inc
4.50%, 02/15/2031
(f)
13,900 12,086
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
20,088 15,895
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 636
5.88%, 10/01/2028
(f)
3,865 3,565
7.50%, 06/01/2025
(f)
4,180 4,201
XHR LP
4.88%, 06/01/2029
(f)
14,253 12,370
$ 60,369
Retail - 6.06%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f),(g)
1,810 1,837
Academy Ltd
6.00%, 11/15/2027
(f)
9,250 9,085
Bath & Body Works Inc
5.25%, 02/01/2028 11,165 10,674
6.63%, 10/01/2030
(f)
3,730 3,581
9.38%, 07/01/2025
(f),(g)
2,499 2,674
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
11,021 11,205
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 8,370 5,568
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(f)
$ 16,625 14,556
6.75%, 01/15/2030
(f)
9,755 7,902

Schedule of Investments
High Yield Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Gap Inc /The
3.63%, 10/01/2029
(f)
$ 13,895 $ 9,838
IRB Holding Corp
7.00%, 06/15/2025
(f)
6,015 6,089
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f),(g)
11,835 11,096
Park River Holdings Inc
5.63%, 02/01/2029
(f)
12,600 9,226
Patrick Industries Inc
4.75%, 05/01/2029
(f)
7,000 6,090
7.50%, 10/15/2027
(f)
2,725 2,678
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
11,270 10,652
Yum! Brands Inc
3.63%, 03/15/2031 13,890 12,269
$ 135,020
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0.31%
ams -OSRAM AG
7.00%, 07/31/2025
(f)
7,500 7,005
Software - 0.83%
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 9,969
3.88%, 12/01/2029
(f)
10,250 8,614
$ 18,583
Telecommunications - 2.34%
Altice France Holding SA
10.50%, 05/15/2027
(f)
7,205 5,321
Altice France SA/France
5.50%, 01/15/2028
(f)
3,595 2,830
8.13%, 02/01/2027
(f)
6,375 5,692
Iliad Holding SASU
6.50%, 10/15/2026
(f)
3,000 2,887
Level 3 Financing Inc
4.25%, 07/01/2028
(f)
1,895 1,105
Maxar Technologies Inc
7.75%, 06/15/2027
(f)
10,915 11,567
Telecom Italia Capital SA
6.38%, 11/15/2033 2,315 2,069
Telecom Italia SpA /Milano
5.30%, 05/30/2024
(f)
9,455 9,235
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
13,660 11,406
$ 52,112
Textiles - 0.52%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(f)
7,500 4,856
5.00%, PIK 10.20%; 04/01/2025
(l)
EUR 6,400 6,700
$ 11,556
Transportation - 1.36%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
$ 18,905 94
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f),(g)
8,625 8,482
SFL Corp Ltd
8.88%, 02/01/2027 7,900 7,683
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
$ 14,452 $ 14,014
$ 30,273
TOTAL BONDS $ 1,983,738
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 6.03%
Principal
Amount (000's) Value (000's)
Airlines - 1.51%
AAdvantage Loyalty IP Ltd
10.00%, 04/20/2028
(m)
$ 16,078 $ 16,170
3 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
10.21%, 06/21/2027
(m)
8,378 8,710
3 Month USD LIBOR + 5.25%
United Airlines Inc
8.77%, 04/21/2028
(m)
8,804 8,762
3 Month USD LIBOR + 3.75%
$ 33,642
Chemicals - 0.64%
Aruba Investments Holdings LLC
12.77%, 10/27/2028
(m)
16,000 14,240
1 Month USD LIBOR + 7.75%
Diversified Financial Services - 0.18%
Russell Investments US Institutional Holdco Inc
8.41%, 05/30/2025
(m)
4,171 4,056
1 Month USD LIBOR + 3.50%
Forest Products & Paper - 0.38%
Spectrum Group Buyer Inc
11.32%, 05/19/2028
(m)
8,863 8,388
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Healthcare - Products - 0.44%
Medline Borrower LP
0.00%, 09/30/2028
(m),(n)
10,000 9,699
1 Month USD LIBOR + 3.25%
Insurance - 0.26%
Acrisure LLC
8.52%, 02/15/2027
(m)
6,167 5,882
1 Month USD LIBOR + 3.50%
Iron & Steel - 0.31%
TMS International Corp/DE
9.51%, 03/06/2030
(m)
7,025 6,832
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Lodging - 0.17%
Fertitta Entertainment LLC/NV
8.76%, 01/13/2029
(m)
3,965 3,854
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0.59%
Directv Financing LLC
10.02%, 08/02/2027
(m)
13,811 13,237
1 Month USD LIBOR + 5.00%
Oil & Gas - 0.10%
Ascent Resources Utica Holdings LLC
14.21%, 11/01/2025
(m)
2,004 2,122
1 Month USD LIBOR + 9.00%

Schedule of Investments
High Yield Fund
April 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.44%
Mauser Packaging Solutions Holding Co
8.76%, 01/31/2026
(m)
$ 3,030 $ 3,019
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Valcour Packaging LLC
8.61%, 09/30/2028
(m)
2,880 2,342
1 Month USD LIBOR + 3.75%
11.86%, 09/30/2029
(m)
7,063 4,379
6 Month USD LIBOR + 7.00%
$ 9,740
Pharmaceuticals - 0.69%
Bausch Health Cos Inc
10.24%, 01/27/2027
(m)
18,961 15,273
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Retail - 0.32%
IRB Holding Corp
7.86%, 12/15/2027
(m)
7,332 7,206
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 134,171
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.06%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.06%
2.75%, 08/15/2032 $ 25,000 $ 23,660
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 23,660
Total Investments $ 2,215,958
Other Assets and Liabilities -  0.49% 11,012
TOTAL NET ASSETS - 100.00% $ 2,226,970
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $22,665 or 1.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,529,705 or 68.69% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $21,697 or 0.97% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $11,242 or 0.50% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after April 30, 2023, at which time the interest rate will be determined.
Portfolio Summary
Sector Percent
Consumer, Cyclical 21.86%
Consumer, Non-cyclical 14.90%
Energy 12.63%
Industrial 12.21%
Communications 10.08%
Financial 10.07%
Basic Materials 8.31%
Money Market Funds 3.24%
Technology 2.71%
Utilities 2.44%
Government 1.06%
Other Assets and Liabilities
0.49%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 418,743 $ 352,801 $ 65,942
Principal Government Money Market Fund - Institutional Class 4.73% 38,345 141,199 179,544 —
$ 38,345 $ 559,942 $ 532,345 $ 65,942
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 1,038 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 330 — — —
$ 1,368 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
High Yield Fund
April 30, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 05/17/2023 $ 6,672 EUR 6,080 $ — $ (33)
RBC Dominon Securities Corp 05/17/2023 $ 5,806 CAD 7,755 79 —
Total $ 79 $ (33)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .26 % Shares Held Value (000's)
Money Market Funds - 0 .26%
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b)
4,121,115 $ 4,121
TOTAL INVESTMENT COMPANIES $ 4,121
BONDS - 1 .81%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0 .00%
Commercial Mortgage Trust 2007-GG9
0.58%, 03/10/2039
(c),(d),(e)
$ 82 $ —
Ginnie Mae
1.60%, 03/16/2047
(c),(d)
73 1
$ 1
Home Equity Asset Backed Securities - 0 .00%
Option One Mortgage Loan Trust 2005-1
6.52%, 02/25/2035 23 17
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 1 .17%
Alternative Loan Trust 2006-OA6
5.54%, 07/25/2046 2 2
1.00 x 1 Month USD LIBOR + 0.52%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(d),(e)
1,862 1,805
Chase Mortgage Finance Trust Series 2007-A2
4.08%, 06/25/2035
(d)
7 7
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(d),(e)
1,488 1,470
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(d),(e)
2,683 2,621
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(d),(e)
2,280 1,829
Fannie Mae REMIC Trust 2004-W5
5.47%, 02/25/2047 11 11
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
5.22%, 05/25/2035 1 1
1.00 x 1 Month USD LIBOR + 0.20%
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067
(d),(e)
1,320 1,294
Impac CMB Trust Series 2004-5
7.35%, 10/25/2034 3 3
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
6.00%, 10/25/2034 2 2
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
5.64%, 04/25/2035 30 27
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
5.79%, 08/25/2035 6 5
1.00 x 1 Month USD LIBOR + 0.51%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(d),(e)
982 940
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
5.44%, 04/25/2037 1,324 544
1.00 x 1 Month USD LIBOR + 0.42%
OBX 2022-NQM9 Trust
6.45%, 09/25/2062
(d),(e)
2,275 2,290
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(d),(e)
539 532
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(d),(e)
2,629 2,102
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(d),(e)
683 674
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(d),(e)
1,979 1,946
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(d),(e)
745 751
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
5.76%, 01/25/2045 $ 12 $ 12
1.00 x 1 Month USD LIBOR + 0.74%
$ 18,868
Other Asset Backed Securities - 0 .63%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(e)
2,091 1,902
Argent Securities Trust 2006-W3
5.26%, 04/25/2036 24 8
1.00 x 1 Month USD LIBOR + 0.24%
Countrywide Asset-Backed Certificates
6.15%, 12/25/2032 7 7
1.00 x 1 Month USD LIBOR + 1.13%
Long Beach Mortgage Loan Trust 2004-2
5.82%, 06/25/2034 20 19
1.00 x 1 Month USD LIBOR + 0.80%
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(e)
2,035 1,825
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(e)
1,275 1,185
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(e)
1,990 1,922
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(e)
3,320 3,238
$ 10,106
Sovereign - 0 .01%
United Kingdom Inflation-Linked Gilt
0.25%, 03/22/2052 GBP 136 152
TOTAL BONDS $ 29,144
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99 .83%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 2 .10%
4.50%, 05/01/2053
(f)
$ 17,355 $ 16,965
5.00%, 05/01/2053
(f)
17,083 16,985
$ 33,950
U.S. Treasury Inflation-Indexed Obligations - 97 .73%
0.13%, 07/15/2024 51,852 50,556
0.13%, 10/15/2024 50,139 48,748
0.13%, 04/15/2025 39,862 38,471
0.13%, 10/15/2025 48,325 46,689
0.13%, 04/15/2026 38,068 36,468
0.13%, 07/15/2026 48,246 46,381
0.13%, 10/15/2026 51,640 49,454
0.13%, 04/15/2027 52,875 50,254
0.13%, 01/15/2030 31,126 28,888
0.13%, 07/15/2030 55,318 51,220
0.13%, 01/15/2031 56,686 52,104
0.13%, 07/15/2031 55,399 50,716
0.13%, 01/15/2032 61,784 56,163
0.13%, 02/15/2051 20,273 13,848
0.13%, 02/15/2052 23,359 15,923
0.25%, 01/15/2025 50,903 49,409
0.25%, 07/15/2029 42,828 40,429
0.25%, 02/15/2050 20,232 14,481
0.38%, 07/15/2025 54,108 52,662
0.38%, 01/15/2027 42,558 40,950
0.38%, 07/15/2027 47,250 45,558
0.50%, 01/15/2028 25,562 24,627
0.63%, 01/15/2026 42,668 41,592
0.63%, 07/15/2032
(g)
63,844 60,608
0.63%, 02/15/2043 20,347 17,042
0.75%, 07/15/2028 39,212 38,339
0.75%, 02/15/2042 26,476 22,896
0.75%, 02/15/2045 30,928 26,124
0.88%, 01/15/2029 36,669 35,876

Schedule of Investments
Inflation Protection Fund
April 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.88%, 02/15/2047 $ 19,778 $ 16,967
1.00%, 02/15/2046 16,157 14,327
1.00%, 02/15/2048 14,383 12,649
1.00%, 02/15/2049 13,402 11,767
1.13%, 01/15/2033 40,656 40,260
1.25%, 04/15/2028 28,173 28,147
1.38%, 02/15/2044 28,982 27,885
1.50%, 02/15/2053 12,605 12,602
1.63%, 10/15/2027 55,691 56,587
1.75%, 01/15/2028 18,532 18,905
2.00%, 01/15/2026 24,328 24,576
2.13%, 02/15/2040 10,190 11,182
2.13%, 02/15/2041 16,147 17,725
2.38%, 01/15/2025 34,899 35,107
2.38%, 01/15/2027 21,124 21,831
2.50%, 01/15/2029 17,842 19,007
3.38%, 04/15/2032 8,399 9,877
3.63%, 04/15/2028 20,284 22,535
3.88%, 04/15/2029 24,445 28,010
$ 1,576,422
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,610,372
TOTAL PURCHASED OPTIONS - 0.01% $ 216
Total Investments $ 1,643,853
Other Assets and Liabilities -  (1.91)% (30,760)
TOTAL NET ASSETS - 100.00% $ 1,613,093
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security is an Interest Only Strip.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,326 or 1.76% of net assets.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $29 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Government 97 .74%
Mortgage Securities 3 .27%
Asset Backed Securities 0 .63%
Money Market Funds 0 .26%
Purchased Options 0 .01%
Other Assets and Liabilities
( 1 .91 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 199,752 $ 195,631 $ 4,121
Principal Government Money Market Fund - Institutional Class 4.73% 25,293 55,920 81,213 —
$ 25,293 $ 255,672 $ 276,844 $ 4,121
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 132 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 55 — — —
$ 187 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - EUR versus USD Deutsche Bank AG 1 EUR 9,179 EUR 1 .08 06/29/2023 $ 101 $ 37 $ (64)
Put - 3 Month SOFR Future;
September 2024
N/A 456 $ 1,140 $ 96 .00 09/18/2023 231 179 (52)
Put - US 10 Year Note Future; June
2023
N/A 347 347 $ 114 .25 05/01/2023 71 — (71)
Total $ 403 $ 216 $ (187)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - EUR versus USD Deutsche Bank AG 1 EUR 9,179 EUR 1 .02 06/29/2023 $ (18) $ (3) $ 15
Put - 3 Month SOFR Future;
September 2024
N/A 456 $ 1,140 $ 95 .75 09/18/2023 (148) (120) 28
Put - US 10 Year Note Future; June
2023
N/A 347 347 $ 113 .25 05/01/2023 (10) — 10
Total $ (176) $ (123) $ 53
Amounts in thousands except contracts/shares.

Schedule of Investments
Inflation Protection Fund
April 30, 2023 (unaudited)
See accompanying notes.

Interest Rate Swaptions
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Citigroup Inc Sterling Overnight Index
Average
Pay GBP 7,135 4.92% 09/08/2023 $ (36) $ (24) $ 12
Total $ (36) $ (24) $ 12
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; December 2023 Short 48 $ 11,466 $ 29
3 Month SOFR; March 2024 Short 34 8,164 16
Euribor; June 2023 Short 11 2,923 —
Euribor; June 2024 Long 11 2,933 —
ICE 3 Month Sterling Overnight Index Average; March 2024 Long 28 8,395 (25)
Japan 10 Year Bond TSE; June 2023 Short 25 27,267 (598)
US 10 Year Note; June 2023 Long 75 8,640 40
US 2 Year Note; June 2023 Short 535 110,298 103
US 5 Year Note; June 2023 Short 105 11,523 35
Total $ (400)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Morgan Stanley & Co 05/02/2023 $ 831 EUR 760 $ — $ (7)
Total $ — $ (7)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation) Upfront Payments/(Receipts)
Fair
Value
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.45% Annual Annual N/A 02/10/2053 $ 310 $ (3) $ (2) $ (5)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.57% Annual Annual N/A 03/16/2030 15,570 (25) — (25)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.99% Annual Annual N/A 10/21/2024 2,140 (13) — (13)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.49% Annual Annual N/A 12/12/2052 310 (8) — (8)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.61% Annual Annual N/A 12/12/2027 24,730 (67) (1) (68)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.61% Annual Annual N/A 12/12/2027 12,750 (39) — (39)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.31% Annual Annual N/A 01/06/2025 2,070 7 — 7
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.55% Annual Annual N/A 02/10/2033 865 3 — 3
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.56% Annual Annual N/A 04/13/2028 3,570 (12) — (12)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.64% Annual Annual N/A 03/15/2053 EUR 115 $ (2) — (2)

Schedule of Investments
Inflation Protection Fund
April 30, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation) Upfront Payments/(Receipts)
Fair
Value
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.69% Annual Annual N/A 03/15/2053 115 $ — $ — $ —
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.43% Annual Annual N/A 07/15/2052 100 (11) (1) (12)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.60% Annual Annual N/A 08/15/2052 230 13 1 14
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.44% Annual Annual N/A 08/15/2052 400 (43) (2) (45)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.70% Annual Annual N/A 04/15/2053 115 1 — 1
Tokyo Overnight  Average
Rate
Receive 0.90% Annual Annual N/A 02/15/2033 JPY 76,378 $ (21) 1 (20)
Tokyo Overnight  Average
Rate
Receive 0.89% Annual Annual N/A 02/15/2033 76,378 (20) — (20)
Tokyo Overnight  Average
Rate
Receive 0.92% Annual Annual N/A 02/15/2033 221,233 (63) 1 (62)
Tokyo Overnight  Average
Rate
Receive 0.90% Annual Annual N/A 02/15/2033 152,756 (42) 1 (41)
Total $ (345) $ (2) $ (347)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Fund I
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .96 % Shares Held Value (000's)
Money Market Funds - 2 .96%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
1,428,534 $ 1,429
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
7,924,104 7,924
$ 9,353
TOTAL INVESTMENT COMPANIES $ 9,353
COMMON STOCKS - 98 .52 % Shares Held Value (000's)
Advertising - 1 .32%
Publicis Groupe SA 51,000 $ 4,170
Aerospace & Defense - 0 .78%
Airbus SE 17,600 2,465
Agriculture - 0 .65%
Imperial Brands PLC 41,000 1,015
ITC Ltd 201,000 1,048
$ 2,063
Airlines - 0 .85%
Japan Airlines Co Ltd 94,000 1,793
JET2 PLC 59,000 911
$ 2,704
Apparel - 3 .65%
LVMH Moet Hennessy Louis Vuitton SE 11,978 11,521
Automobile Manufacturers - 2 .99%
Bayerische Motoren Werke AG 18,500 2,074
Mercedes-Benz Group AG 34,000 2,652
Mitsubishi Motors Corp
(d)
430,000 1,653
Stellantis NV 69,000 1,144
Yadea Group Holdings Ltd
(e)
821,000 1,919
$ 9,442
Banks - 14 .84%
Absa Group Ltd
(f)
176,000 1,712
Banca Mediolanum SpA 135,000 1,221
Banco Bilbao Vizcaya Argentaria SA 520,000 3,807
Banco do Brasil SA 221,000 1,894
Bangkok Bank PCL 343,000 1,580
Bank Mandiri Persero Tbk PT 7,638,000 2,700
Bank of China Ltd 5,582,000 2,229
Bank of Jiangsu Co Ltd 1,341,000 1,495
BAWAG Group AG
(d),(e)
23,000 1,122
BPER Banca 373,000 1,048
China Construction Bank Corp 2,088,000 1,396
China Merchants Bank Co Ltd 146,000 705
Commonwealth Bank of Australia 20,000 1,324
DBS Group Holdings Ltd 99,900 2,469
Grupo Financiero Banorte SAB de CV 368,000 3,189
Hana Financial Group Inc 47,000 1,477
ICICI Bank Ltd 152,000 1,715
Mitsubishi UFJ Financial Group Inc 518,000 3,242
Oversea-Chinese Banking Corp Ltd 348,000 3,292
Royal Bank of Canada 18,800 1,866
Sberbank of Russia PJSC ADR
(d)
194,243 —
State Bank of India 244,000 1,733
Swedbank AB 62,000 1,077
UBS Group AG 174,000 3,541
Woori Financial Group Inc 121,000 1,064
$ 46,898
Beverages - 1 .48%
Jiangsu King's Luck Brewery JSC Ltd 99,000 856
Pernod Ricard SA 16,500 3,811
$ 4,667
Biotechnology - 0 .61%
Genmab A/S
(d)
4,718 1,939
Chemicals - 0 .55%
Anhui Guangxin Agrochemical Co Ltd 415,800 1,755
Coal - 1 .26%
China Shenhua Energy Co Ltd 533,000 1,771
Shanxi Lu'an Environmental Energy Development
Co Ltd
760,995 2,219
$ 3,990
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 2 .54%
Ashtead Group PLC 47,137 $ 2,718
Cielo SA 1,000,000 1,088
Persol Holdings Co Ltd 84,000 1,732
RELX PLC 75,000 2,499
$ 8,037
Computers - 1 .95%
BayCurrent Consulting Inc 73,000 2,538
CGI Inc
(d)
19,200 1,949
SHIFT Inc
(d)
9,000 1,675
$ 6,162
Cosmetics & Personal Care - 1 .91%
L'Oreal SA 12,600 6,022
Distribution & Wholesale - 0 .86%
Ferguson PLC 12,800 1,809
IMCD NV 6,000 903
$ 2,712
Diversified Financial Services - 2 .80%
Amundi SA
(e)
57,000 3,734
Deutsche Boerse AG 8,000 1,526
IG Group Holdings PLC 183,000 1,689
Julius Baer Group Ltd 26,500 1,899
$ 8,848
Electric - 1 .25%
Endesa SA 85,000 1,907
Iberdrola SA 158,000 2,047
$ 3,954
Electrical Components & Equipment - 2 .73%
Delta Electronics Inc 190,000 1,861
Ecopro BM Co Ltd 10,500 2,108
L&F Co Ltd 8,500 1,697
Schneider Electric SE 17,000 2,965
$ 8,631
Electronics - 0 .57%
Lotes Co Ltd 63,000 1,806
Engineering & Construction - 2 .62%
Grupo Aeroportuario del Pacifico SAB de CV 48,000 854
Grupo Aeroportuario del Sureste SAB de CV 31,000 888
Samsung Engineering Co Ltd
(d)
73,000 1,593
Sichuan Road and Bridge Group Co Ltd 1,075,992 2,465
Vinci SA 20,000 2,474
$ 8,274
Entertainment - 2 .25%
Evolution AB
(e)
27,000 3,607
JYP Entertainment Corp 34,000 2,300
SM Entertainment Co Ltd 15,000 1,209
$ 7,116
Food - 4 .05%
Bid Corp Ltd 84,000 1,914
BIM Birlesik Magazalar AS 282,321 2,268
Dino Polska SA
(d),(e)
18,000 1,836
Magnit PJSC
(d)
24,200 —
Metro Inc/CN 32,500 1,852
Nestle SA 38,300 4,914
$ 12,784
Food Service - 1 .07%
Compass Group PLC 75,000 1,979
Sodexo SA 13,000 1,393
$ 3,372
Gas - 0 .52%
ENN Natural Gas Co Ltd 556,000 1,632
Home Builders - 0 .32%
Open House Group Co Ltd 25,000 999
Insurance - 6 .31%
BB Seguridade Participacoes SA 496,000 3,382
China Pacific Insurance Group Co Ltd 465,000 1,389
Dai-ichi Life Holdings Inc 97,500 1,814
iA Financial Corp Inc 27,000 1,812

Schedule of Investments
International Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Legal & General Group PLC 420,230 $ 1,240
Ping An Insurance Group Co of China Ltd 119,000 868
Steadfast Group Ltd 511,000 2,015
Sun Life Financial Inc 52,500 2,575
Swiss Life Holding AG 2,864 1,890
Tokio Marine Holdings Inc 92,111 1,852
Zurich Insurance Group AG 2,250 1,091
$ 19,928
Internet - 4 .34%
Alibaba Group Holding Ltd ADR
(d)
42,000 3,557
Meituan
(d),(e)
62,600 1,070
PDD Holdings Inc ADR
(d)
32,000 2,181
Perion Network Ltd
(d)
32,000 1,121
Tencent Holdings Ltd 96,000 4,264
Tencent Music Entertainment Group ADR
(d)
205,000 1,519
$ 13,712
Iron & Steel - 0 .51%
Evraz PLC
(d)
204,000 —
Mineral Resources Ltd 33,000 1,628
$ 1,628
Leisure Products & Services - 1 .42%
AIMA Technology Group Co Ltd 135,956 1,111
BRP Inc 19,700 1,472
Yamaha Motor Co Ltd 73,000 1,893
$ 4,476
Machinery - Construction & Mining - 0 .97%
GoodWe Technologies Co Ltd 36,000 1,355
Metso Outotec Oyj 156,000 1,722
$ 3,077
Machinery - Diversified - 1 .90%
Atlas Copco AB - A Shares
(f)
234,000 3,385
IMI PLC 83,000 1,665
Interpump Group SpA 17,000 949
$ 5,999
Media - 0 .64%
Informa PLC 221,000 2,009
Mining - 2 .65%
BHP Group Ltd 87,000 2,582
Henan Shenhuo Coal & Power Co Ltd 368,961 870
Pilbara Minerals Ltd 616,000 1,753
Rio Tinto Ltd 29,000 2,175
Zijin Mining Group Co Ltd 583,000 987
$ 8,367
Miscellaneous Manufacturers - 0 .47%
Airtac International Group 41,000 1,488
Oil & Gas - 4 .81%
BP PLC 286,000 1,919
Eni SpA 117,000 1,768
Gazprom PJSC 288,000 —
LUKOIL PJSC 20,000 —
Neste Oyj 31,000 1,502
Novatek PJSC 67,000 —
Petro Rio SA
(d)
242,000 1,675
PetroChina Co Ltd 1,739,000 1,208
PTT Exploration & Production PCL 553,000 2,406
Shell PLC 102,000 3,134
TotalEnergies SE 25,000 1,598
$ 15,210
Packaging & Containers - 0 .35%
DS Smith PLC 282,000 1,101
Pharmaceuticals - 4 .24%
AstraZeneca PLC 15,000 2,208
Daiichi Sankyo Co Ltd 64,000 2,196
Ipsen SA 13,500 1,637
Novo Nordisk A/S 30,845 5,131
Roche Holding AG 7,100 2,223
$ 13,395
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 0 .86%
3i Group PLC 122,000 $ 2,714
Retail - 2 .34%
Alimentation Couche-Tard Inc 78,000 3,893
Cie Financiere Richemont SA 15,500 2,562
Pandora A/S 10,000 926
$ 7,381
Semiconductors - 6 .44%
Advantest Corp 41,400 3,226
ASML Holding NV 5,000 3,173
Global Unichip Corp 39,000 1,272
Novatek Microelectronics Corp 141,000 1,928
Renesas Electronics Corp
(d)
68,000 886
Samsung Electronics Co Ltd 34,700 1,708
Taiwan Semiconductor Manufacturing Co Ltd 393,854 6,450
Zhejiang Jingsheng Mechanical & Electrical Co
Ltd
170,975 1,694
$ 20,337
Software - 4 .47%
Capcom Co Ltd 90,000 3,382
Constellation Software Inc/Canada 500 979
Descartes Systems Group Inc/The
(d)
33,300 2,639
Hundsun Technologies Inc 240,000 1,717
Kingnet Network Co Ltd
(d)
776,000 1,872
Square Enix Holdings Co Ltd 31,000 1,525
TIS Inc 73,000 2,004
$ 14,118
Telecommunications - 0 .53%
Accton Technology Corp 173,000 1,690
Transportation - 0 .85%
TFI International Inc 25,000 2,694
TOTAL COMMON STOCKS $ 311,287
Total Investments $ 320,640
Other Assets and Liabilities -  (1.48)% (4,665)
TOTAL NET ASSETS - 100.00% $ 315,975
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,239 or
1.66% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,288 or 4.21% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,046 or 1.60% of net assets.

Schedule of Investments
International Fund I
April 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
China 13 .26%
France 13 .24%
Japan 10 .26%
United Kingdom 9 .07%
Canada 6 .89%
Switzerland 5 .73%
Taiwan 5 .21%
Korea, Republic Of 4 .17%
Australia 3 .63%
United States 2 .96%
Sweden 2 .55%
Brazil 2 .54%
Denmark 2 .53%
Spain 2 .45%
Germany 1 .98%
Singapore 1 .82%
Netherlands 1 .66%
Italy 1 .58%
Mexico 1 .56%
India 1 .42%
Thailand 1 .26%
South Africa 1 .15%
Finland 1 .01%
Indonesia 0 .85%
Turkey 0 .72%
Ireland 0 .69%
Poland 0 .58%
Austria 0 .36%
Israel 0 .35%
Russian Federation 0 .00%
Other Assets and Liabilities
( 1 .48 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 104,544 $ 96,620 $ 7,924
Principal Government Money Market Fund - Institutional Class 4.73% 704 37,804 38,508 —
$ 704 $ 142,348 $ 135,128 $ 7,924
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 65 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 12 — — —
$ 77 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .94 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Russell 1000 Growth ETF 108,100 $ 26,682
Money Market Funds - 2 .69%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
3,433,583 3,434
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
278,859,484 278,860
$ 282,294
TOTAL INVESTMENT COMPANIES $ 308,976
CONVERTIBLE PREFERRED STOCKS
- 0 .13 % Shares Held Value (000's)
Automobile Manufacturers - 0 .02%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 1,860
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 3,230
Software - 0 .08%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 4,904
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 3,723
$ 8,627
TOTAL CONVERTIBLE PREFERRED STOCKS $ 13,717
COMMON STOCKS - 97 .02 % Shares Held Value (000's)
Advertising - 0 .17%
Trade Desk Inc/The
(d)
279,666 $ 17,994
Aerospace & Defense - 0 .14%
Boeing Co/The
(d)
14,003 2,895
HEICO Corp 3,391 572
HEICO Corp - Class A 5,958 800
Howmet Aerospace Inc 2,790 124
Lockheed Martin Corp 18,506 8,595
Northrop Grumman Corp 1,380 636
Spirit AeroSystems Holdings Inc 7,976 237
TransDigm Group Inc 1,627 1,245
$ 15,104
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
944 56
Airlines - 0 .02%
Delta Air Lines Inc
(d)
51,973 1,783
Apparel - 0 .42%
Deckers Outdoor Corp
(d)
1,876 899
NIKE Inc 340,144 43,103
Skechers USA Inc
(d)
1,629 87
Tapestry Inc 2,447 100
$ 44,189
Automobile Manufacturers - 0 .49%
Lucid Group Inc
(d),(g)
44,314 352
Rivian Automotive Inc
(d)
1,330,187 17,053
Tesla Inc
(d)
210,039 34,511
$ 51,916
Automobile Parts & Equipment - 0 .01%
Allison Transmission Holdings Inc 6,159 301
Aptiv PLC
(d)
5,467 562
$ 863
Banks - 0 .00%
First Citizens BancShares Inc/NC 224 226
Western Alliance Bancorp 5,210 193
$ 419
Beverages - 0 .91%
Boston Beer Co Inc/The
(d)
723 230
Brown-Forman Corp - A Shares 2,030 134
Brown-Forman Corp - B Shares 8,694 566
Coca-Cola Co/The 237,988 15,267
Monster Beverage Corp
(d)
1,086,000 60,816
PepsiCo Inc 94,937 18,122
$ 95,135
Biotechnology - 0 .68%
Alnylam Pharmaceuticals Inc
(d)
9,956 1,983
Amgen Inc 36,454 8,740
Certara Inc
(d)
5,702 138
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Exelixis Inc
(d)
22,235 $ 407
Guardant Health Inc
(d)
7,852 177
Horizon Therapeutics Plc
(d)
16,679 1,854
Incyte Corp
(d)
12,717 946
Ionis Pharmaceuticals Inc
(d)
10,456 370
Legend Biotech Corp ADR
(d)
38,208 2,625
Maravai LifeSciences Holdings Inc
(d)
8,328 115
Moderna Inc
(d)
1,663 221
Novavax Inc
(d),(g)
6,705 52
Regeneron Pharmaceuticals Inc
(d)
1,235 990
Sarepta Therapeutics Inc
(d)
6,777 832
Seagen Inc
(d)
11,036 2,207
Ultragenyx Pharmaceutical Inc
(d)
4,068 178
Vertex Pharmaceuticals Inc
(d)
144,162 49,120
$ 70,955
Building Materials - 0 .04%
Armstrong World Industries Inc 2,170 149
Eagle Materials Inc 2,456 364
Fortune Brands Innovations Inc 3,628 235
Louisiana-Pacific Corp 571 34
Martin Marietta Materials Inc 443 161
Masco Corp 1,046 56
Masterbrand Inc
(d)
4,146 33
Trane Technologies PLC 10,816 2,010
Trex Co Inc
(d)
9,076 496
Vulcan Materials Co 5,202 911
$ 4,449
Chemicals - 0 .15%
Albemarle Corp 4,897 908
Axalta Coating Systems Ltd
(d)
4,077 129
CF Industries Holdings Inc 15,864 1,135
Chemours Co/The 7,499 218
Ecolab Inc 17,750 2,979
FMC Corp 3,471 429
Linde PLC 8,415 3,109
Mosaic Co/The 3,584 154
PPG Industries Inc 10,215 1,433
RPM International Inc 557 46
Sherwin-Williams Co/The 19,460 4,622
Valvoline Inc 13,942 482
$ 15,644
Commercial Services - 4 .56%
Affirm Holdings Inc
(d),(g)
379,624 3,743
Automatic Data Processing Inc 31,152 6,853
Booz Allen Hamilton Holding Corp 10,575 1,012
Bright Horizons Family Solutions Inc
(d)
1,264 96
Cintas Corp 347,270 158,275
CoStar Group Inc
(d)
1,336,469 102,842
Driven Brands Holdings Inc
(d)
347 11
Equifax Inc 4,937 1,029
Euronet Worldwide Inc
(d)
2,918 323
FleetCor Technologies Inc
(d)
5,886 1,259
FTI Consulting Inc
(d)
1,137 205
Gartner Inc
(d)
6,232 1,885
Global Payments Inc 434,177 48,936
GXO Logistics Inc
(d)
982 52
H&R Block Inc 10,207 346
MarketAxess Holdings Inc 3,035 966
Mister Car Wash Inc
(d)
5,452 48
Moody's Corp 12,270 3,842
Morningstar Inc 1,871 334
Paylocity Holding Corp
(d)
57,443 11,103
PayPal Holdings Inc
(d)
28,472 2,164
Quanta Services Inc 6,311 1,071
Ritchie Bros Auctioneers Inc 4,735 271
Robert Half International Inc 7,647 558
Rollins Inc 17,281 730
S&P Global Inc 344,417 124,879
Shift4 Payments Inc
(d)
4,103 278

Schedule of Investments
LargeCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Toast Inc
(d)
21,153 $ 385
TransUnion 11,362 782
United Rentals Inc 2,606 941
Verisk Analytics Inc 12,611 2,448
WEX Inc
(d)
2,616 464
WillScot Mobile Mini Holdings Corp
(d)
8,770 398
$ 478,529
Computers - 6 .24%
Accenture PLC - Class A 126,953 35,584
Apple Inc 3,548,849 602,168
Crowdstrike Holdings Inc
(d)
17,488 2,099
Dell Technologies Inc 2,773 121
EPAM Systems Inc
(d)
4,483 1,266
Fortinet Inc
(d)
52,397 3,304
Genpact Ltd 7,675 342
Globant SA
(d)
3,277 514
HP Inc 36,628 1,088
International Business Machines Corp 48,856 6,176
KBR Inc 7,233 410
NCR Corp
(d)
534 12
NetApp Inc 17,611 1,108
Pure Storage Inc
(d)
23,156 529
Thoughtworks Holding Inc
(d)
7,274 45
Zscaler Inc
(d)
6,837 616
$ 655,382
Consumer Products - 0 .05%
Avery Dennison Corp 4,032 703
Church & Dwight Co Inc 8,861 861
Clorox Co/The 8,339 1,381
Kimberly-Clark Corp 16,210 2,349
$ 5,294
Cosmetics & Personal Care - 1 .72%
Colgate-Palmolive Co 41,291 3,295
Estee Lauder Cos Inc/The 667,422 164,667
Olaplex Holdings Inc
(d)
10,585 39
Procter & Gamble Co/The 81,724 12,780
$ 180,781
Distribution & Wholesale - 0 .10%
Copart Inc
(d)
34,613 2,736
Core & Main Inc
(d)
1,853 48
Fastenal Co 46,741 2,517
Pool Corp 3,083 1,083
SiteOne Landscape Supply Inc
(d)
2,177 322
Watsco Inc 1,405 487
WESCO International Inc 1,897 273
WW Grainger Inc 3,672 2,554
$ 10,020
Diversified Financial Services - 4 .85%
American Express Co 3,056 493
Ameriprise Financial Inc 5,453 1,664
Apollo Global Management Inc 29,862 1,893
Blue Owl Capital Inc 33,794 380
Charles Schwab Corp/The 68,417 3,574
Credit Acceptance Corp
(d)
48 23
LPL Financial Holdings Inc 6,497 1,357
Mastercard Inc 882,799 335,491
Raymond James Financial Inc 1,183 107
Rocket Cos Inc
(d),(g)
5,626 50
Tradeweb Markets Inc 283,483 19,960
Upstart Holdings Inc
(d),(g)
1,098 15
UWM Holdings Corp
(g)
7,911 47
Visa Inc 618,492 143,942
Western Union Co/The 9,776 107
$ 509,103
Electric - 0 .01%
AES Corp/The 9,673 229
Vistra Corp 18,390 439
$ 668
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0 .80%
ChargePoint Holdings Inc
(d),(g)
20,195 $ 175
Emerson Electric Co 14,725 1,226
Generac Holdings Inc
(d)
804,615 82,248
Universal Display Corp 3,498 467
$ 84,116
Electronics - 0 .73%
Agilent Technologies Inc 21,525 2,915
Allegion plc 5,590 618
Amphenol Corp 845,479 63,809
Arrow Electronics Inc
(d)
309 35
Coherent Corp
(d)
1,624 55
Honeywell International Inc 16,065 3,210
Jabil Inc 8,693 679
Keysight Technologies Inc
(d)
13,474 1,949
Mettler-Toledo International Inc
(d)
1,785 2,662
National Instruments Corp 1,370 80
Vontier Corp 7,735 210
$ 76,222
Energy - Alternate Sources - 0 .02%
Enphase Energy Inc
(d)
10,602 1,741
Enviva Inc 2,469 53
Plug Power Inc
(d),(g)
20,828 188
$ 1,982
Engineering & Construction - 0 .01%
AECOM 693 57
TopBuild Corp
(d)
2,220 501
$ 558
Entertainment - 0 .15%
Caesars Entertainment Inc
(d)
11,335 513
Churchill Downs Inc 2,922 855
DraftKings Inc
(d)
28,814 631
Live Nation Entertainment Inc
(d)
182,128 12,345
Madison Square Garden Sports Corp 765 153
Six Flags Entertainment Corp
(d)
3,110 76
Vail Resorts Inc 3,065 737
$ 15,310
Environmental Control - 0 .05%
Republic Services Inc 999 144
Tetra Tech Inc 1,762 244
Waste Management Inc 31,274 5,193
$ 5,581
Food - 0 .08%
Grocery Outlet Holding Corp
(d)
492 15
Hershey Co/The 10,256 2,801
Kellogg Co 11,341 791
Lamb Weston Holdings Inc 11,777 1,317
Performance Food Group Co
(d)
3,785 237
Pilgrim's Pride Corp
(d)
2,103 48
Sysco Corp 41,168 3,159
$ 8,368
Gas - 0 .00%
National Fuel Gas Co 639 36
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 4,512 757
MSA Safety Inc 1,079 140
$ 897
Healthcare - Products - 8 .97%
10X Genomics Inc
(d)
6,563 344
Abbott Laboratories 18,395 2,032
Align Technology Inc
(d)
337,000 109,626
Avantor Inc
(d)
380,808 7,418
Baxter International Inc 6,327 302
Bio-Techne Corp 12,542 1,002
Bruker Corp 8,763 693
Danaher Corp 3,551 841
Edwards Lifesciences Corp
(d)
1,690,947 148,769
Exact Sciences Corp
(d)
2,548 163
GE HealthCare Technologies Inc 1,552 126

Schedule of Investments
LargeCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Globus Medical Inc
(d)
305 $ 18
ICU Medical Inc
(d)
319 60
IDEXX Laboratories Inc
(d)
6,662 3,279
Insulet Corp
(d)
62,776 19,965
Intuitive Surgical Inc
(d)
1,081,490 325,767
Masimo Corp
(d)
2,925 553
Natera Inc
(d)
7,355 373
Novocure Ltd
(d)
8,322 548
Penumbra Inc
(d)
68,845 19,561
Repligen Corp
(d)
3,171 481
ResMed Inc 11,706 2,821
Stryker Corp 383,422 114,893
Tandem Diabetes Care Inc
(d)
4,885 193
Thermo Fisher Scientific Inc 321,926 178,637
Waters Corp
(d)
4,787 1,438
West Pharmaceutical Services Inc 6,013 2,172
$ 942,075
Healthcare - Services - 2 .96%
agilon health Inc
(d)
14,072 341
Catalent Inc
(d)
4,621 232
Charles River Laboratories International Inc
(d)
3,788 720
Chemed Corp 419 231
DaVita Inc
(d)
4,545 411
Elevance Health Inc 5,941 2,784
Ginkgo Bioworks Holdings Inc
(d),(g)
12,985 16
HCA Healthcare Inc 81,609 23,449
Humana Inc 106,179 56,327
IQVIA Holdings Inc
(d)
15,029 2,829
Molina Healthcare Inc
(d)
3,619 1,078
Sotera Health Co
(d)
7,861 132
Syneos Health Inc
(d)
1,530 60
Teladoc Health Inc
(d)
1,420 38
UnitedHealth Group Inc 450,648 221,759
$ 310,407
Home Builders - 0 .03%
DR Horton Inc 13,398 1,471
NVR Inc
(d)
174 1,016
PulteGroup Inc 7,199 484
Toll Brothers Inc 4,585 293
$ 3,264
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 1,112 74
Insurance - 1 .24%
Aon PLC 15,705 5,107
Arch Capital Group Ltd
(d)
9,435 708
Arthur J Gallagher & Co 1,907 397
Assurant Inc 297 37
Brown & Brown Inc 1,449 93
Erie Indemnity Co 1,507 328
Everest Re Group Ltd 967 366
Lincoln National Corp 2,860 62
Markel Corp
(d)
248 339
Marsh & McLennan Cos Inc 35,947 6,477
Progressive Corp/The 845,561 115,334
RenaissanceRe Holdings Ltd 1,917 413
Ryan Specialty Holdings Inc
(d)
6,625 271
$ 129,932
Internet - 15 .16%
Airbnb Inc
(d)
30,420 3,640
Alphabet Inc - A Shares
(d)
2,936,596 315,215
Alphabet Inc - C Shares
(d)
1,994,364 215,830
Amazon.com Inc
(d)
4,591,810 484,206
Booking Holdings Inc
(d)
26,821 72,050
CDW Corp/DE 10,979 1,862
Chewy Inc
(d),(g)
2,576,009 79,882
Coupang Inc
(d)
1,501,791 25,170
DoorDash Inc - Class A
(d)
17,958 1,099
eBay Inc 5,868 272
Etsy Inc
(d)
10,186 1,029
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Expedia Group Inc
(d)
11,977 $ 1,125
Gen Digital Inc 16,282 288
GoDaddy Inc
(d)
1,695 128
IAC Inc
(d)
209,694 10,856
Lyft Inc
(d)
20,764 213
Match Group Inc
(d)
2,166,261 79,935
Meta Platforms Inc
(d)
496,873 119,409
Netflix Inc
(d)
155,209 51,208
Okta Inc
(d)
1,542 106
Opendoor Technologies Inc
(d)
9,907 14
Palo Alto Networks Inc
(d)
24,160 4,408
Pinterest Inc
(d)
10,177 234
Roku Inc
(d)
2,731 154
Shopify Inc
(d)
1,907,745 92,430
Spotify Technology SA
(d)
188,512 25,185
TripAdvisor Inc
(d)
669 12
Uber Technologies Inc
(d)
134,920 4,189
VeriSign Inc
(d)
826 183
Wayfair Inc
(d)
3,718 129
Wix.com Ltd
(d)
3,486 304
Zillow Group Inc - A Shares
(d)
287 12
Zillow Group Inc - C Shares
(d)
891 39
$ 1,590,816
Leisure Products & Services - 0 .15%
Brunswick Corp/DE 1,071 91
Norwegian Cruise Line Holdings Ltd
(d)
2,753 37
Peloton Interactive Inc
(d)
1,683,360 14,948
Planet Fitness Inc
(d)
5,009 417
Polaris Inc 3,325 361
YETI Holdings Inc
(d)
7,181 283
$ 16,137
Lodging - 0 .07%
Choice Hotels International Inc 2,618 334
Hilton Worldwide Holdings Inc 15,409 2,219
Las Vegas Sands Corp
(d)
9,940 635
Marriott International Inc/MD 21,514 3,643
Travel + Leisure Co 4,733 181
Wyndham Hotels & Resorts Inc 4,897 334
Wynn Resorts Ltd 1,015 116
$ 7,462
Machinery - Construction & Mining - 0 .08%
BWX Technologies Inc 2,868 185
Caterpillar Inc 36,836 8,060
Vertiv Holdings Co 4,100 61
$ 8,306
Machinery - Diversified - 1 .84%
AGCO Corp 660 82
Cognex Corp 13,030 621
Deere & Co 22,066 8,341
Graco Inc 9,273 735
IDEX Corp 609,751 125,804
Ingersoll Rand Inc 948,726 54,096
Middleby Corp/The
(d)
320 45
Nordson Corp 1,091 236
Otis Worldwide Corp 4,158 355
Rockwell Automation Inc 6,325 1,793
Toro Co/The 8,452 881
Xylem Inc/NY 2,020 210
$ 193,199
Media - 0 .08%
Cable One Inc 297 225
Charter Communications Inc
(d)
8,546 3,151
FactSet Research Systems Inc 3,101 1,277
Liberty Broadband Corp - A Shares
(d)
660 56
Liberty Broadband Corp - C Shares
(d)
4,631 393
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
189 12
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,707 123

Schedule of Investments
LargeCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,782 $ 50
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
3,470 97
Nexstar Media Group Inc 257 44
Walt Disney Co/The
(d)
9,844 1,009
Warner Bros Discovery Inc
(d)
140,624 1,914
World Wrestling Entertainment Inc 3,468 372
$ 8,723
Metal Fabrication & Hardware - 0 .01%
Advanced Drainage Systems Inc 5,164 442
Valmont Industries Inc 233 68
$ 510
Mining - 0 .01%
MP Materials Corp
(d)
7,307 158
Royal Gold Inc 362 48
Southern Copper Corp 4,526 348
$ 554
Miscellaneous Manufacturers - 0 .08%
A O Smith Corp 2,490 170
Axon Enterprise Inc
(d)
4,212 887
Carlisle Cos Inc 3,492 754
Donaldson Co Inc 1,571 100
General Electric Co 4,943 489
Illinois Tool Works Inc 22,329 5,402
Parker-Hannifin Corp 2,341 761
$ 8,563
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
1,730 498
Oil & Gas - 0 .17%
Antero Resources Corp
(d)
14,968 344
Coterra Energy Inc 10,696 274
Devon Energy Corp 25,918 1,385
Diamondback Energy Inc 8,302 1,181
EOG Resources Inc 34,736 4,150
Hess Corp 17,868 2,592
Occidental Petroleum Corp 53,166 3,271
Ovintiv Inc 14,363 518
PDC Energy Inc 3,819 248
Pioneer Natural Resources Co 10,620 2,310
Range Resources Corp 12,606 333
Southwestern Energy Co
(d)
7,108 37
Texas Pacific Land Corp 468 692
$ 17,335
Oil & Gas Services - 0 .01%
Halliburton Co 33,048 1,082
Packaging & Containers - 0 .02%
Ardagh Metal Packaging SA 3,678 15
Ball Corp 10,060 535
Berry Global Group Inc 4,770 276
Crown Holdings Inc 8,372 718
Graphic Packaging Holding Co 18,992 468
Sealed Air Corp 11,740 564
$ 2,576
Pharmaceuticals - 5 .56%
AbbVie Inc 143,631 21,706
AmerisourceBergen Corp 13,235 2,208
Becton Dickinson & Co 238,273 62,978
Cigna Group/The 461,576 116,912
Daiichi Sankyo Co Ltd ADR 523,429 17,975
Dexcom Inc
(d)
848,761 102,989
Eli Lilly & Co 233,307 92,356
McKesson Corp 2,185 796
Merck & Co Inc 86,142 9,947
Neurocrine Biosciences Inc
(d)
7,777 786
Zoetis Inc 883,218 155,252
$ 583,905
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .03%
Cheniere Energy Inc 11,623 $ 1,778
New Fortress Energy Inc 3,996 121
ONEOK Inc 4,046 265
Targa Resources Corp 18,449 1,393
$ 3,557
Private Equity - 0 .06%
Ares Management Corp 12,426 1,089
Blackstone Inc 57,655 5,150
$ 6,239
Real Estate - 0 .01%
CBRE Group Inc
(d)
12,614 967
REITs - 1 .17%
American Tower Corp 28,922 5,911
Apartment Income REIT Corp 1,084 40
Camden Property Trust 700 77
Crown Castle Inc 35,110 4,322
Equinix Inc 5,669 4,105
Equity LifeStyle Properties Inc 8,769 604
Extra Space Storage Inc 1,269 193
Iron Mountain Inc 17,415 962
Lamar Advertising Co 6,129 648
Public Storage 10,059 2,966
SBA Communications Corp 388,575 101,375
Simon Property Group Inc 12,846 1,456
$ 122,659
Retail - 5 .13%
Advance Auto Parts Inc 412 52
AutoZone Inc
(d)
1,387 3,694
Best Buy Co Inc 5,069 378
BJ's Wholesale Club Holdings Inc
(d)
6,811 520
Burlington Stores Inc
(d)
4,966 957
CarMax Inc
(d)
1,500 105
Carvana Co
(d),(g)
8,346 58
Chipotle Mexican Grill Inc
(d)
25,391 52,499
Costco Wholesale Corp 358,776 180,543
Darden Restaurants Inc 7,260 1,103
Dollar General Corp 39,240 8,690
Dollar Tree Inc
(d)
5,305 815
Domino's Pizza Inc 2,116 672
Five Below Inc
(d)
4,394 867
Floor & Decor Holdings Inc
(d)
8,314 826
Freshpet Inc
(d)
1,930 133
Genuine Parts Co 904 152
Home Depot Inc/The 48,039 14,438
Leslie's Inc
(d)
11,948 130
Lowe's Cos Inc 42,434 8,819
Lululemon Athletica Inc
(d)
403,059 153,134
McDonald's Corp 14,624 4,325
Nordstrom Inc
(g)
7,375 114
Ollie's Bargain Outlet Holdings Inc
(d)
257 17
O'Reilly Automotive Inc
(d)
2,067 1,896
RH
(d)
560 143
Ross Stores Inc 778,847 83,127
Starbucks Corp 33,474 3,826
Target Corp 20,690 3,264
TJX Cos Inc/The 94,321 7,434
Tractor Supply Co 8,947 2,133
Ulta Beauty Inc
(d)
4,088 2,254
Victoria's Secret & Co
(d)
4,762 148
Wendy's Co/The 13,899 307
Williams-Sonoma Inc 4,248 514
Yum! Brands Inc 2,654 373
$ 538,460
Semiconductors - 6 .75%
Advanced Micro Devices Inc
(d)
413,559 36,960
Allegro MicroSystems Inc
(d)
5,355 192
Analog Devices Inc 8,261 1,486
Applied Materials Inc 68,390 7,730
ASML Holding NV - NY Reg Shares 141,909 90,376

Schedule of Investments
LargeCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Broadcom Inc 32,101 $ 20,111
Entegris Inc 11,954 896
GLOBALFOUNDRIES Inc
(d),(g)
1,219 72
KLA Corp 11,253 4,350
Lam Research Corp 10,956 5,742
Lattice Semiconductor Corp
(d)
11,020 878
Marvell Technology Inc 506,800 20,008
Microchip Technology Inc 36,839 2,689
Micron Technology Inc 16,648 1,071
Monolithic Power Systems Inc 3,723 1,720
NVIDIA Corp 1,413,694 392,286
NXP Semiconductors NV 611,829 100,181
ON Semiconductor Corp
(d)
21,987 1,582
QUALCOMM Inc 91,060 10,636
Teradyne Inc 11,537 1,054
Texas Instruments Inc 50,516 8,446
$ 708,466
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 654 132
Software - 23 .59%
Adobe Inc
(d)
367,866 138,892
Alteryx Inc
(d)
4,892 201
ANSYS Inc
(d)
3,745 1,176
AppLovin Corp
(d)
18,111 308
Aspen Technology Inc
(d)
2,174 385
Atlassian Corp
(d)
801,007 118,277
Autodesk Inc
(d)
751,345 146,354
Bentley Systems Inc 13,578 578
Black Knight Inc
(d)
1,158 63
Broadridge Financial Solutions Inc 8,651 1,258
Cadence Design Systems Inc
(d)
285,781 59,856
CCC Intelligent Solutions Holdings Inc
(d)
5,580 48
Ceridian HCM Holding Inc
(d)
1,975 125
Cloudflare Inc
(d)
22,922 1,078
Confluent Inc
(d)
10,004 220
Datadog Inc
(d)
21,651 1,459
Definitive Healthcare Corp
(d)
1,267 14
DocuSign Inc
(d)
15,914 787
DoubleVerify Holdings Inc
(d)
6,066 178
Doximity Inc
(d)
3,859 142
Dropbox Inc - A Shares
(d)
20,286 413
Dynatrace Inc
(d)
565,918 23,927
Elastic NV
(d)
6,142 352
Electronic Arts Inc 1,401 178
Fair Isaac Corp
(d)
1,981 1,442
Fiserv Inc
(d)
1,230,683 150,291
Five9 Inc
(d)
5,687 369
HashiCorp Inc
(d)
171,957 4,610
HubSpot Inc
(d)
3,752 1,579
Informatica Inc
(d)
505 8
Intuit Inc 780,152 346,348
Jack Henry & Associates Inc 5,844 955
Jamf Holding Corp
(d)
4,513 85
Magic Leap Inc
(d),(e),(f)
10,706 206
Manhattan Associates Inc
(d)
3,117 516
Microsoft Corp 3,228,029 991,844
MongoDB Inc
(d)
68,889 16,530
MSCI Inc 4,742 2,288
nCino Inc
(d)
872 22
New Relic Inc
(d)
4,327 309
Nutanix Inc
(d)
9,702 233
Oracle Corp 85,343 8,084
Palantir Technologies Inc
(d)
149,445 1,158
Paychex Inc 26,135 2,871
Paycom Software Inc
(d)
4,154 1,206
Pegasystems Inc 3,050 139
Playtika Holding Corp
(d)
6,337 63
Procore Technologies Inc
(d)
4,050 216
PTC Inc
(d)
8,647 1,088
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
RingCentral Inc
(d)
6,861 $ 189
ROBLOX Corp
(d)
36,286 1,292
Salesforce Inc
(d)
182,203 36,144
SentinelOne Inc
(d)
10,489 169
ServiceNow Inc
(d)
588,187 270,225
Smartsheet Inc
(d)
10,199 417
Snowflake Inc - Class A
(d)
23,575 3,491
Splunk Inc
(d)
13,183 1,137
Stripe Inc - Class B
(d),(e),(f)
114,126 2,297
Synopsys Inc
(d)
12,380 4,597
Take-Two Interactive Software Inc
(d)
11,111 1,381
Teradata Corp
(d)
4,548 176
Twilio Inc
(d)
5,222 275
Tyler Technologies Inc
(d)
2,897 1,098
UiPath Inc
(d)
2,927 41
Unity Software Inc
(d),(g)
12,900 348
Veeva Systems Inc
(d)
665,338 119,149
VMware Inc
(d)
8,450 1,057
Workday Inc
(d)
16,181 3,012
Zoom Video Communications Inc
(d)
10,060 618
ZoomInfo Technologies Inc
(d)
22,139 485
$ 2,476,327
Telecommunications - 1 .03%
Arista Networks Inc
(d)
390,830 62,595
Corning Inc 3,386 113
T-Mobile US Inc
(d)
315,600 45,415
Ubiquiti Inc 79 18
$ 108,141
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(d)
13,652 246
Transportation - 0 .40%
CH Robinson Worldwide Inc 2,533 256
CSX Corp 42,958 1,316
Expeditors International of Washington Inc 3,973 452
JB Hunt Transport Services Inc 5,987 1,049
Landstar System Inc 2,643 465
Old Dominion Freight Line Inc 58,456 18,729
RXO Inc
(d)
609 11
Union Pacific Corp 49,945 9,774
United Parcel Service Inc 53,288 9,582
XPO Inc
(d)
609 27
$ 41,661
TOTAL COMMON STOCKS $ 10,183,627
Total Investments $ 10,506,320
Other Assets and Liabilities -  (0.09)% (9,216)
TOTAL NET ASSETS - 100.00% $ 10,497,104
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,594 or 0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,954 or 0.11% of net assets.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Technology 36 .66%
Consumer, Non-cyclical 25 .49%
Communications 16 .44%
Financial 7 .33%
Consumer, Cyclical 6 .59%
Industrial 4 .21%
Money Market Funds 2 .69%
Investment Companies 0 .25%
Energy 0 .23%
Basic Materials 0 .19%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .09 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 1,804,487 $ 1,525,627 $ 278,860
Principal Government Money Market Fund - Institutional Class 4.73% 186,380 315,897 502,277 —
$ 186,380 $ 2,120,384 $ 2,027,904 $ 278,860
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 4,017 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 755 — — —
$ 4,772 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ 206 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 4,904 0.05%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 3,723 0.03%
Sila Nano Series F   0.00% 01/07/2021 4,277 3,230 0.03%
Stripe Inc - Class B 12/17/2019 1,791 2,297 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 1,860 0.02%
Total $ 16,220 0.15%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2023 Long 457 $ 95,707 $ 1,383
Total $ 1,383
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .42 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .32%
iShares Core S&P 500 ETF 47,300 $ 19,755
Money Market Funds - 2 .10%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
396,751 397
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(c)
129,727,584 129,728
$ 130,125
TOTAL INVESTMENT COMPANIES $ 149,880
COMMON STOCKS - 97 .62 % Shares Held Value (000's)
Advertising - 0 .09%
Interpublic Group of Cos Inc/The 67,485 $ 2,411
Omnicom Group Inc 35,212 3,189
$ 5,600
Aerospace & Defense - 1 .62%
Boeing Co/The
(d)
97,677 20,198
General Dynamics Corp 39,088 8,534
Howmet Aerospace Inc 63,955 2,833
L3Harris Technologies Inc 33,071 6,454
Lockheed Martin Corp 39,468 18,331
Northrop Grumman Corp 24,990 11,527
Raytheon Technologies Corp 254,458 25,420
TransDigm Group Inc 9,009 6,892
$ 100,189
Agriculture - 0 .83%
Altria Group Inc 310,141 14,735
Archer-Daniels-Midland Co 95,026 7,420
Bunge Ltd 26,020 2,435
Philip Morris International Inc 269,269 26,919
$ 51,509
Airlines - 0 .19%
Alaska Air Group Inc
(d)
22,151 963
American Airlines Group Inc
(d)
113,014 1,542
Delta Air Lines Inc
(d)
111,381 3,821
Southwest Airlines Co 103,224 3,127
United Airlines Holdings Inc
(d)
56,785 2,487
$ 11,940
Apparel - 0 .50%
NIKE Inc 216,369 27,418
Ralph Lauren Corp 7,139 819
Tapestry Inc 41,007 1,674
VF Corp 57,382 1,349
$ 31,260
Automobile Manufacturers - 1 .70%
Cummins Inc 24,542 5,768
Ford Motor Co 680,079 8,079
General Motors Co 242,244 8,004
PACCAR Inc 90,668 6,772
Tesla Inc
(d)
467,153 76,758
$ 105,381
Automobile Parts & Equipment - 0 .11%
Aptiv PLC
(d)
47,062 4,841
BorgWarner Inc 40,667 1,957
$ 6,798
Banks - 3 .95%
Bank of America Corp 1,212,313 35,497
Bank of New York Mellon Corp/The 127,759 5,441
Citigroup Inc 336,422 15,835
Citizens Financial Group Inc 85,544 2,647
Comerica Inc 22,748 987
Fifth Third Bancorp 118,703 3,110
First Republic Bank/CA
(e)
32,270 113
Goldman Sachs Group Inc/The 58,819 20,201
Huntington Bancshares Inc/OH 250,655 2,807
JPMorgan Chase & Co 509,486 70,431
KeyCorp 162,115 1,825
M&T Bank Corp 29,406 3,699
Morgan Stanley 226,936 20,417
Northern Trust Corp 36,203 2,830
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The 69,654 $ 9,073
Regions Financial Corp 162,232 2,962
State Street Corp 60,626 4,381
Truist Financial Corp 230,464 7,509
US Bancorp 241,994 8,296
Wells Fargo & Co 661,866 26,309
Zions Bancorp NA 25,988 724
$ 245,094
Beverages - 1 .80%
Brown-Forman Corp - B Shares 31,764 2,068
Coca-Cola Co/The 676,035 43,368
Constellation Brands Inc 28,200 6,471
Keurig Dr Pepper Inc 147,598 4,826
Molson Coors Beverage Co 32,654 1,942
Monster Beverage Corp
(d)
132,309 7,409
PepsiCo Inc 239,222 45,665
$ 111,749
Biotechnology - 1 .66%
Amgen Inc 92,748 22,235
Biogen Inc
(d)
25,012 7,609
Bio-Rad Laboratories Inc
(d)
3,739 1,686
Corteva Inc 123,814 7,568
Gilead Sciences Inc 216,601 17,807
Illumina Inc
(d)
27,321 5,616
Incyte Corp
(d)
32,144 2,392
Moderna Inc
(d)
57,388 7,626
Regeneron Pharmaceuticals Inc
(d)
18,673 14,972
Vertex Pharmaceuticals Inc
(d)
44,654 15,215
$ 102,726
Building Materials - 0 .51%
Carrier Global Corp 144,896 6,060
Johnson Controls International plc 119,368 7,143
Martin Marietta Materials Inc 10,783 3,916
Masco Corp 39,117 2,093
Mohawk Industries Inc
(d)
9,159 970
Trane Technologies PLC 39,790 7,393
Vulcan Materials Co 23,085 4,043
$ 31,618
Chemicals - 1 .63%
Air Products and Chemicals Inc 38,574 11,354
Albemarle Corp 20,348 3,774
Celanese Corp 17,326 1,841
CF Industries Holdings Inc 34,077 2,439
Dow Inc 122,434 6,660
DuPont de Nemours Inc 79,576 5,548
Eastman Chemical Co 20,636 1,739
Ecolab Inc 43,041 7,224
FMC Corp 21,879 2,704
International Flavors & Fragrances Inc 44,286 4,294
Linde PLC 85,552 31,607
LyondellBasell Industries NV 44,116 4,174
Mosaic Co/The 59,140 2,534
PPG Industries Inc 40,823 5,726
Sherwin-Williams Co/The 40,961 9,730
$ 101,348
Commercial Services - 1 .74%
Automatic Data Processing Inc 71,971 15,834
Cintas Corp 15,001 6,837
CoStar Group Inc
(d)
70,640 5,436
Equifax Inc 21,277 4,434
FleetCor Technologies Inc
(d)
12,811 2,740
Gartner Inc
(d)
13,724 4,151
Global Payments Inc 45,698 5,151
MarketAxess Holdings Inc 6,536 2,081
Moody's Corp 27,364 8,568
PayPal Holdings Inc
(d)
196,516 14,935
Quanta Services Inc 24,821 4,211
Robert Half International Inc 18,708 1,366
Rollins Inc 40,203 1,698

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
S&P Global Inc 57,181 $ 20,733
United Rentals Inc 12,046 4,350
Verisk Analytics Inc 27,163 5,272
$ 107,797
Computers - 8 .41%
Accenture PLC - Class A 109,383 30,659
Apple Inc 2,583,318 438,338
Cognizant Technology Solutions Corp 88,413 5,279
DXC Technology Co
(d)
39,548 943
EPAM Systems Inc
(d)
9,988 2,821
Fortinet Inc
(d)
112,628 7,101
Hewlett Packard Enterprise Co 222,650 3,189
HP Inc 150,125 4,460
International Business Machines Corp 157,043 19,852
Leidos Holdings Inc 23,742 2,214
NetApp Inc 37,446 2,355
Seagate Technology Holdings PLC 33,354 1,960
Western Digital Corp
(d)
55,464 1,910
$ 521,081
Consumer Products - 0 .30%
Avery Dennison Corp 14,063 2,454
Church & Dwight Co Inc 42,359 4,114
Clorox Co/The 21,455 3,553
Kimberly-Clark Corp 58,624 8,494
$ 18,615
Cosmetics & Personal Care - 1 .38%
Colgate-Palmolive Co 145,072 11,577
Estee Lauder Cos Inc/The 40,240 9,928
Procter & Gamble Co/The 409,775 64,080
$ 85,585
Distribution & Wholesale - 0 .35%
Copart Inc
(d)
74,458 5,886
Fastenal Co 99,153 5,338
LKQ Corp 44,086 2,545
Pool Corp 6,781 2,382
WW Grainger Inc 7,810 5,433
$ 21,584
Diversified Financial Services - 3 .65%
American Express Co 103,413 16,685
Ameriprise Financial Inc 18,291 5,581
BlackRock Inc 26,012 17,459
Capital One Financial Corp 66,229 6,444
Cboe Global Markets Inc 18,426 2,574
Charles Schwab Corp/The 264,940 13,840
CME Group Inc 62,483 11,607
Discover Financial Services 46,378 4,799
Franklin Resources Inc 49,537 1,332
Intercontinental Exchange Inc 97,070 10,574
Invesco Ltd 78,996 1,353
Mastercard Inc 146,551 55,694
Nasdaq Inc 58,880 3,260
Raymond James Financial Inc 33,664 3,048
Synchrony Financial 75,913 2,240
T Rowe Price Group Inc 38,960 4,376
Visa Inc 282,250 65,688
$ 226,554
Electric - 2 .65%
AES Corp/The 116,020 2,745
Alliant Energy Corp 43,601 2,404
Ameren Corp 44,904 3,995
American Electric Power Co Inc 89,255 8,249
CenterPoint Energy Inc 109,347 3,332
CMS Energy Corp 50,591 3,150
Consolidated Edison Inc 61,637 6,069
Constellation Energy Corp 56,801 4,397
Dominion Energy Inc 144,736 8,270
DTE Energy Co 33,652 3,783
Duke Energy Corp 133,745 13,225
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 66,329 $ 4,882
Entergy Corp 35,344 3,802
Evergy Inc 39,869 2,476
Eversource Energy 60,499 4,695
Exelon Corp 172,608 7,326
FirstEnergy Corp 94,345 3,755
NextEra Energy Inc 345,162 26,450
NRG Energy Inc 40,016 1,367
PG&E Corp
(d)
279,658 4,785
Pinnacle West Capital Corp 19,652 1,542
PPL Corp 127,896 3,673
Public Service Enterprise Group Inc 86,665 5,477
Sempra Energy 54,598 8,490
Southern Co/The 189,098 13,908
WEC Energy Group Inc 54,789 5,269
Xcel Energy Inc 95,055 6,645
$ 164,161
Electrical Components & Equipment - 0 .24%
AMETEK Inc 39,889 5,502
Emerson Electric Co 99,251 8,263
Generac Holdings Inc
(d)
11,004 1,125
$ 14,890
Electronics - 1 .05%
Agilent Technologies Inc 51,390 6,960
Allegion plc 15,258 1,686
Amphenol Corp 103,280 7,794
Fortive Corp 61,298 3,867
Garmin Ltd 26,632 2,614
Honeywell International Inc 116,054 23,192
Keysight Technologies Inc
(d)
30,978 4,481
Mettler-Toledo International Inc
(d)
3,841 5,729
TE Connectivity Ltd 54,969 6,727
Trimble Inc
(d)
42,836 2,018
$ 65,068
Energy - Alternate Sources - 0 .16%
Enphase Energy Inc
(d)
23,608 3,877
First Solar Inc
(d)
17,220 3,144
SolarEdge Technologies Inc
(d)
9,709 2,773
$ 9,794
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 22,011 2,541
Entertainment - 0 .05%
Caesars Entertainment Inc
(d)
37,269 1,688
Live Nation Entertainment Inc
(d)
24,761 1,678
$ 3,366
Environmental Control - 0 .28%
Pentair PLC 28,573 1,659
Republic Services Inc 35,677 5,160
Waste Management Inc 64,515 10,713
$ 17,532
Food - 1 .20%
Campbell Soup Co 34,851 1,892
Conagra Brands Inc 82,788 3,143
General Mills Inc 102,415 9,077
Hershey Co/The 25,528 6,971
Hormel Foods Corp 50,303 2,034
J M Smucker Co/The 18,522 2,860
Kellogg Co 44,458 3,102
Kraft Heinz Co/The 138,296 5,431
Kroger Co/The 113,145 5,502
Lamb Weston Holdings Inc 24,989 2,794
McCormick & Co Inc/MD 43,548 3,826
Mondelez International Inc 236,801 18,167
Sysco Corp 88,169 6,766
Tyson Foods Inc 49,612 3,100
$ 74,665
Forest Products & Paper - 0 .03%
International Paper Co 61,778 2,045

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 24,867 $ 2,838
NiSource Inc 70,544 2,008
$ 4,846
Hand & Machine Tools - 0 .07%
Snap-on Inc 9,225 2,393
Stanley Black & Decker Inc 25,697 2,219
$ 4,612
Healthcare - Products - 3 .87%
Abbott Laboratories 302,851 33,456
Align Technology Inc
(d)
12,617 4,104
Baxter International Inc 87,659 4,180
Bio-Techne Corp 27,317 2,182
Boston Scientific Corp
(d)
248,786 12,967
Cooper Cos Inc/The 8,571 3,269
Danaher Corp 113,852 26,973
DENTSPLY SIRONA Inc 37,328 1,565
Edwards Lifesciences Corp
(d)
107,389 9,448
GE HealthCare Technologies Inc 63,070 5,130
Hologic Inc
(d)
42,827 3,683
IDEXX Laboratories Inc
(d)
14,384 7,079
Insulet Corp
(d)
12,062 3,836
Intuitive Surgical Inc
(d)
60,862 18,333
Medtronic PLC 231,046 21,014
PerkinElmer Inc 21,940 2,863
ResMed Inc 25,517 6,149
STERIS PLC 17,246 3,252
Stryker Corp 58,562 17,548
Teleflex Inc 8,147 2,220
Thermo Fisher Scientific Inc 68,122 37,801
Waters Corp
(d)
10,317 3,099
West Pharmaceutical Services Inc 12,858 4,645
Zimmer Biomet Holdings Inc 36,450 5,046
$ 239,842
Healthcare - Services - 2 .40%
Catalent Inc
(d)
31,281 1,568
Centene Corp
(d)
95,664 6,594
Charles River Laboratories International Inc
(d)
8,838 1,680
DaVita Inc
(d)
9,547 863
Elevance Health Inc 41,482 19,441
HCA Healthcare Inc 36,829 10,582
Humana Inc 21,709 11,516
IQVIA Holdings Inc
(d)
32,255 6,071
Laboratory Corp of America Holdings 15,389 3,489
Molina Healthcare Inc
(d)
10,142 3,021
Quest Diagnostics Inc 19,282 2,677
UnitedHealth Group Inc 162,291 79,862
Universal Health Services Inc 11,144 1,675
$ 149,039
Home Builders - 0 .27%
DR Horton Inc 54,277 5,961
Lennar Corp - A Shares 44,040 4,968
NVR Inc
(d)
525 3,066
PulteGroup Inc 39,187 2,631
$ 16,626
Home Furnishings - 0 .02%
Whirlpool Corp 9,467 1,322
Housewares - 0 .01%
Newell Brands Inc 65,376 794
Insurance - 3 .81%
Aflac Inc 97,251 6,793
Allstate Corp/The 45,684 5,288
American International Group Inc 129,052 6,845
Aon PLC 35,678 11,602
Arch Capital Group Ltd
(d)
64,245 4,823
Arthur J Gallagher & Co 36,839 7,665
Assurant Inc 9,176 1,130
Berkshire Hathaway Inc - Class B
(d)
312,950 102,820
Brown & Brown Inc 40,828 2,629
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 72,092 $ 14,531
Cincinnati Financial Corp 27,302 2,906
Everest Re Group Ltd 6,801 2,571
Globe Life Inc 15,712 1,705
Hartford Financial Services Group Inc/The 54,733 3,885
Lincoln National Corp 26,745 581
Loews Corp 33,881 1,950
Marsh & McLennan Cos Inc 85,978 15,492
MetLife Inc 114,477 7,021
Principal Financial Group Inc 39,524 2,952
Progressive Corp/The 101,595 13,858
Prudential Financial Inc 63,919 5,561
Travelers Cos Inc/The 40,142 7,271
W R Berkley Corp 35,384 2,085
Willis Towers Watson PLC 18,545 4,295
$ 236,259
Internet - 8 .55%
Alphabet Inc - A Shares
(d)
1,034,535 111,047
Alphabet Inc - C Shares
(d)
901,858 97,599
Amazon.com Inc
(d)
1,548,520 163,292
Booking Holdings Inc
(d)
6,736 18,095
CDW Corp/DE 23,516 3,988
eBay Inc 94,257 4,376
Etsy Inc
(d)
21,831 2,206
Expedia Group Inc
(d)
25,678 2,413
F5 Inc
(d)
10,442 1,403
Gen Digital Inc 98,804 1,746
Match Group Inc
(d)
48,514 1,790
Meta Platforms Inc
(d)
386,607 92,909
Netflix Inc
(d)
77,354 25,521
VeriSign Inc
(d)
15,914 3,530
$ 529,915
Iron & Steel - 0 .15%
Nucor Corp 43,946 6,512
Steel Dynamics Inc 28,971 3,011
$ 9,523
Leisure Products & Services - 0 .08%
Carnival Corp
(d)
174,067 1,603
Norwegian Cruise Line Holdings Ltd
(d)
73,195 977
Royal Caribbean Cruises Ltd
(d)
38,127 2,495
$ 5,075
Lodging - 0 .37%
Hilton Worldwide Holdings Inc 46,283 6,665
Las Vegas Sands Corp
(d)
57,082 3,645
Marriott International Inc/MD 46,734 7,914
MGM Resorts International 54,654 2,455
Wynn Resorts Ltd
(d)
17,910 2,047
$ 22,726
Machinery - Construction & Mining - 0 .32%
Caterpillar Inc 90,392 19,778
Machinery - Diversified - 0 .78%
Deere & Co 46,970 17,756
Dover Corp 24,269 3,547
IDEX Corp 13,101 2,703
Ingersoll Rand Inc 70,333 4,010
Nordson Corp 9,336 2,020
Otis Worldwide Corp 72,063 6,147
Rockwell Automation Inc 19,936 5,650
Westinghouse Air Brake Technologies Corp 31,590 3,085
Xylem Inc/NY 31,309 3,251
$ 48,169
Media - 1 .35%
Charter Communications Inc
(d)
18,296 6,746
Comcast Corp - Class A 730,673 30,228
DISH Network Corp
(d)
43,659 328
FactSet Research Systems Inc 6,643 2,735
Fox Corp - A Shares 51,575 1,715
Fox Corp - B Shares 23,942 731

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 66,415 $ 1,170
News Corp - B Shares 20,475 363
Paramount Global - Class B
(e)
87,722 2,047
Walt Disney Co/The
(d)
317,308 32,524
Warner Bros Discovery Inc
(d)
383,841 5,224
$ 83,811
Mining - 0 .26%
Freeport-McMoRan Inc 248,268 9,412
Newmont Corp 137,869 6,535
$ 15,947
Miscellaneous Manufacturers - 1 .08%
3M Co 95,621 10,157
A O Smith Corp 22,036 1,505
Eaton Corp PLC 69,079 11,544
General Electric Co 189,206 18,726
Illinois Tool Works Inc 48,222 11,667
Parker-Hannifin Corp 22,278 7,238
Teledyne Technologies Inc
(d)
8,139 3,373
Textron Inc 36,261 2,427
$ 66,637
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(d)
8,967 2,583
Oil & Gas - 3 .89%
APA Corp 55,846 2,058
Chevron Corp 308,996 52,091
ConocoPhillips 212,581 21,873
Coterra Energy Inc 136,953 3,506
Devon Energy Corp 113,544 6,067
Diamondback Energy Inc 31,922 4,539
EOG Resources Inc 102,027 12,189
EQT Corp 63,754 2,221
Exxon Mobil Corp 715,279 84,646
Hess Corp 48,196 6,991
Marathon Oil Corp 110,308 2,665
Marathon Petroleum Corp 78,860 9,621
Occidental Petroleum Corp 126,299 7,771
Phillips 66 80,944 8,013
Pioneer Natural Resources Co 41,270 8,978
Valero Energy Corp 66,963 7,679
$ 240,908
Oil & Gas Services - 0 .36%
Baker Hughes Co 174,737 5,109
Halliburton Co 157,037 5,143
Schlumberger NV 246,681 12,174
$ 22,426
Packaging & Containers - 0 .17%
Amcor PLC 258,075 2,831
Ball Corp 54,526 2,900
Packaging Corp of America 16,073 2,174
Sealed Air Corp 25,127 1,206
Westrock Co 44,231 1,324
$ 10,435
Pharmaceuticals - 6 .05%
AbbVie Inc 307,177 46,421
AmerisourceBergen Corp 28,105 4,689
Becton Dickinson & Co 49,314 13,034
Bristol-Myers Squibb Co 369,305 24,659
Cardinal Health Inc 44,753 3,674
Cigna Group/The 51,881 13,141
CVS Health Corp 223,046 16,352
Dexcom Inc
(d)
67,118 8,144
Eli Lilly & Co 136,983 54,226
Henry Schein Inc
(d)
23,543 1,903
Johnson & Johnson 454,125 74,340
McKesson Corp 23,786 8,664
Merck & Co Inc 440,387 50,851
Organon & Co 44,181 1,088
Pfizer Inc 975,010 37,918
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc 210,638 $ 1,965
Zoetis Inc 80,955 14,230
$ 375,299
Pipelines - 0 .33%
Kinder Morgan Inc 343,613 5,893
ONEOK Inc 77,634 5,078
Targa Resources Corp 39,320 2,970
Williams Cos Inc/The 211,561 6,402
$ 20,343
Real Estate - 0 .07%
CBRE Group Inc
(d)
54,879 4,207
REITs - 2 .42%
Alexandria Real Estate Equities Inc 27,358 3,397
American Tower Corp 80,873 16,530
AvalonBay Communities Inc 24,299 4,383
Boston Properties Inc 24,777 1,322
Camden Property Trust 19,129 2,105
Crown Castle Inc 75,210 9,258
Digital Realty Trust Inc 49,940 4,952
Equinix Inc 16,074 11,639
Equity Residential 59,159 3,742
Essex Property Trust Inc 11,222 2,466
Extra Space Storage Inc 23,260 3,536
Federal Realty Investment Trust 12,717 1,258
Healthpeak Properties Inc 94,973 2,087
Host Hotels & Resorts Inc 124,198 2,008
Invitation Homes Inc 100,889 3,367
Iron Mountain Inc 50,495 2,789
Kimco Realty Corp 107,427 2,061
Mid-America Apartment Communities Inc 20,057 3,085
Prologis Inc 160,335 20,082
Public Storage 27,455 8,095
Realty Income Corp 108,933 6,845
Regency Centers Corp 26,750 1,643
SBA Communications Corp 18,753 4,892
Simon Property Group Inc 56,788 6,435
UDR Inc 53,716 2,220
Ventas Inc 69,477 3,338
VICI Properties Inc 174,337 5,917
Welltower Inc 82,075 6,502
Weyerhaeuser Co 127,285 3,807
$ 149,761
Retail - 5 .25%
Advance Auto Parts Inc 10,293 1,292
AutoZone Inc
(d)
3,260 8,682
Bath & Body Works Inc 39,674 1,393
Best Buy Co Inc 34,207 2,549
CarMax Inc
(d)
27,447 1,922
Chipotle Mexican Grill Inc
(d)
4,800 9,925
Costco Wholesale Corp 77,072 38,784
Darden Restaurants Inc 21,141 3,212
Dollar General Corp 38,836 8,601
Dollar Tree Inc
(d)
36,116 5,551
Domino's Pizza Inc 6,147 1,952
Genuine Parts Co 24,484 4,121
Home Depot Inc/The 177,029 53,204
Lowe's Cos Inc 105,037 21,830
McDonald's Corp 127,218 37,625
O'Reilly Automotive Inc
(d)
10,832 9,936
Ross Stores Inc 59,817 6,384
Starbucks Corp 199,628 22,815
Target Corp 79,954 12,613
TJX Cos Inc/The 200,708 15,820
Tractor Supply Co 19,187 4,574
Ulta Beauty Inc
(d)
8,839 4,874
Walgreens Boots Alliance Inc 124,346 4,383
Walmart Inc 243,582 36,774
Yum! Brands Inc 48,637 6,837
$ 325,653

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .76%
Advanced Micro Devices Inc
(d)
280,059 $ 25,029
Analog Devices Inc 88,041 15,837
Applied Materials Inc 146,441 16,552
Broadcom Inc 72,584 45,474
Intel Corp 718,580 22,319
KLA Corp 24,054 9,298
Lam Research Corp 23,439 12,284
Microchip Technology Inc 95,152 6,945
Micron Technology Inc 189,533 12,198
Monolithic Power Systems Inc 7,773 3,591
NVIDIA Corp 427,294 118,570
NXP Semiconductors NV 45,010 7,370
ON Semiconductor Corp
(d)
75,031 5,399
Qorvo Inc
(d)
17,351 1,598
QUALCOMM Inc 193,673 22,621
Skyworks Solutions Inc 27,615 2,924
Teradyne Inc 27,053 2,472
Texas Instruments Inc 157,404 26,318
$ 356,799
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,922 1,396
Software - 10 .26%
Activision Blizzard Inc
(d)
123,704 9,613
Adobe Inc
(d)
79,518 30,023
Akamai Technologies Inc
(d)
27,312 2,239
ANSYS Inc
(d)
15,129 4,749
Autodesk Inc
(d)
37,477 7,300
Broadridge Financial Solutions Inc 20,441 2,972
Cadence Design Systems Inc
(d)
47,647 9,980
Ceridian HCM Holding Inc
(d)
26,723 1,696
Electronic Arts Inc 45,252 5,760
Fair Isaac Corp
(d)
4,368 3,180
Fidelity National Information Services Inc 103,067 6,052
Fiserv Inc
(d)
110,301 13,470
Intuit Inc 48,796 21,663
Jack Henry & Associates Inc 12,678 2,071
Microsoft Corp 1,292,958 397,274
MSCI Inc 13,888 6,700
Oracle Corp 266,946 25,285
Paychex Inc 55,724 6,122
Paycom Software Inc
(d)
8,376 2,432
PTC Inc
(d)
18,487 2,325
Roper Technologies Inc 18,419 8,377
Salesforce Inc
(d)
173,696 34,456
ServiceNow Inc
(d)
35,259 16,199
Synopsys Inc
(d)
26,474 9,830
Take-Two Interactive Software Inc
(d)
27,539 3,423
Tyler Technologies Inc
(d)
7,231 2,741
$ 635,932
Telecommunications - 1 .94%
Arista Networks Inc
(d)
42,991 6,885
AT&T Inc 1,238,104 21,877
Cisco Systems Inc 713,561 33,716
Corning Inc 132,222 4,392
Juniper Networks Inc 56,270 1,697
Motorola Solutions Inc 29,042 8,463
T-Mobile US Inc
(d)
102,882 14,805
Verizon Communications Inc 729,502 28,327
$ 120,162
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 22,550 1,335
Transportation - 1 .37%
CH Robinson Worldwide Inc 20,445 2,062
CSX Corp 365,180 11,189
Expeditors International of Washington Inc 27,641 3,147
FedEx Corp 40,335 9,188
JB Hunt Transport Services Inc 14,415 2,527
Norfolk Southern Corp 39,566 8,033
Old Dominion Freight Line Inc 15,734 5,041
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Union Pacific Corp 106,281 $ 20,799
United Parcel Service Inc 126,767 22,794
$ 84,780
Water - 0 .08%
American Water Works Co Inc 33,517 4,969
TOTAL COMMON STOCKS $ 6,052,399
Total Investments $ 6,202,279
Other Assets and Liabilities -  (0.04)% (2,571)
TOTAL NET ASSETS - 100.00% $ 6,199,708
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $397 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $300 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Technology 24 .47%
Consumer, Non-cyclical 21 .23%
Financial 13 .90%
Communications 11 .93%
Consumer, Cyclical 8 .92%
Industrial 7 .55%
Energy 4 .74%
Utilities 2 .81%
Money Market Funds 2 .10%
Basic Materials 2 .07%
Investment Companies 0 .32%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 657,695 $ 527,967 $ 129,728
Principal Government Money Market Fund - Institutional Class 4.73% 51,660 172,920 224,580 —
$ 51,660 $ 830,615 $ 752,547 $ 129,728
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 1,836 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 376 — — —
$ 2,212 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2023 Long 653 $ 136,755 $ 3,286
Total $ 3,286
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .57 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .29%
iShares Russell 1000 Value ETF 54,061 $ 8,360
Money Market Funds - 2 .28%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
834,375 834
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(c)
64,235,787 64,236
$ 65,070
TOTAL INVESTMENT COMPANIES $ 73,430
COMMON STOCKS - 97 .25 % Shares Held Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The 9,709 $ 347
Omnicom Group Inc 5,011 454
$ 801
Aerospace & Defense - 0 .38%
Boeing Co/The
(d)
9,538 1,972
Curtiss-Wright Corp 938 159
General Dynamics Corp 6,054 1,322
HEICO Corp 82 14
HEICO Corp - Class A 144 19
Hexcel Corp 2,099 151
Howmet Aerospace Inc 8,350 370
L3Harris Technologies Inc 4,754 928
Mercury Systems Inc
(d)
1,227 59
Northrop Grumman Corp 3,186 1,470
Raytheon Technologies Corp 36,700 3,666
Spirit AeroSystems Holdings Inc 190 6
TransDigm Group Inc 787 602
$ 10,738
Agriculture - 1 .38%
Altria Group Inc 44,710 2,124
Archer-Daniels-Midland Co 13,627 1,064
Bunge Ltd 3,459 324
Darling Ingredients Inc
(d)
3,677 219
Philip Morris International Inc 355,130 35,502
$ 39,233
Airlines - 0 .44%
Alaska Air Group Inc
(d)
3,104 135
American Airlines Group Inc
(d)
15,951 217
Copa Holdings SA 726 66
JetBlue Airways Corp
(d)
7,954 57
Southwest Airlines Co 384,628 11,650
United Airlines Holdings Inc
(d)
8,056 353
$ 12,478
Apparel - 0 .04%
Capri Holdings Ltd
(d)
3,129 130
Carter's Inc 970 68
Columbia Sportswear Co 957 80
Deckers Outdoor Corp
(d)
78 37
Hanesbrands Inc 8,560 45
PVH Corp 1,617 139
Ralph Lauren Corp 1,012 116
Skechers USA Inc
(d)
2,811 149
Tapestry Inc 5,218 213
Under Armour Inc - Class A
(d)
4,904 43
Under Armour Inc - Class C
(d)
4,926 40
VF Corp 8,632 203
$ 1,263
Automobile Manufacturers - 0 .15%
Cummins Inc 3,510 825
Ford Motor Co 98,541 1,171
General Motors Co 34,729 1,147
Lucid Group Inc
(d),(e)
1,005 8
PACCAR Inc 12,745 952
Rivian Automotive Inc
(d)
12,914 166
$ 4,269
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .86%
Allison Transmission Holdings Inc 521 $ 25
Aptiv PLC
(d)
230,703 23,731
BorgWarner Inc 5,896 284
Gentex Corp 5,802 160
Lear Corp 1,450 185
QuantumScape Corp
(d),(e)
6,005 42
$ 24,427
Banks - 8 .35%
Bank of America Corp 1,360,734 39,842
Bank of Hawaii Corp 963 47
Bank of New York Mellon Corp/The 18,302 779
Bank OZK 2,787 100
BOK Financial Corp 743 62
Citigroup Inc 48,332 2,275
Citizens Financial Group Inc 12,061 373
Columbia Banking System Inc 5,143 110
Comerica Inc 3,223 140
Commerce Bancshares Inc/MO 2,822 158
Cullen/Frost Bankers Inc 1,445 159
East West Bancorp Inc 3,518 182
Fifth Third Bancorp 16,834 441
First Citizens BancShares Inc/NC 210 212
First Hawaiian Inc 3,174 61
First Horizon Corp 13,069 229
First Republic Bank/CA
(e)
4,523 16
FNB Corp/PA 8,959 103
Goldman Sachs Group Inc/The 77,632 26,662
Huntington Bancshares Inc/OH 35,457 397
JPMorgan Chase & Co 367,184 50,759
KeyCorp 22,955 258
M&T Bank Corp 231,426 29,114
Morgan Stanley 30,735 2,765
Northern Trust Corp 226,082 17,670
PacWest Bancorp 2,857 29
Pinnacle Financial Partners Inc 1,870 101
PNC Financial Services Group Inc/The 10,038 1,307
Popular Inc 1,835 110
Prosperity Bancshares Inc 2,164 136
Regions Financial Corp 23,128 422
State Street Corp 8,712 630
Synovus Financial Corp 3,501 108
Truist Financial Corp 33,140 1,080
US Bancorp 666,632 22,853
Webster Financial Corp 4,404 164
Wells Fargo & Co 952,906 37,878
Western Alliance Bancorp 1,011 38
Wintrust Financial Corp 1,492 102
Zions Bancorp NA 3,601 100
$ 237,972
Beverages - 1 .38%
Boston Beer Co Inc/The
(d)
11 4
Brown-Forman Corp - A Shares 461 30
Brown-Forman Corp - B Shares 1,865 121
Coca-Cola Co/The 24,335 1,561
Coca-Cola Europacific Partners PLC 161,534 10,414
Constellation Brands Inc 3,774 866
Keurig Dr Pepper Inc 21,371 699
Molson Coors Beverage Co 4,323 257
Monster Beverage Corp
(d)
1,367 77
PepsiCo Inc 132,086 25,214
$ 39,243
Biotechnology - 1 .55%
Amgen Inc 2,141 513
Biogen Inc
(d)
3,573 1,087
BioMarin Pharmaceutical Inc
(d)
4,557 438
Bio-Rad Laboratories Inc
(d)
530 239
Certara Inc
(d)
1,224 29
Corteva Inc 17,901 1,094
Exelixis Inc
(d)
1,273 23

Schedule of Investments
LargeCap Value Fund III
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc 443,179 $ 36,433
Horizon Therapeutics Plc
(d)
387 43
Illumina Inc
(d)
3,915 805
Incyte Corp
(d)
616 46
Ionis Pharmaceuticals Inc
(d)
356 13
Mirati Therapeutics Inc
(d)
1,058 47
Moderna Inc
(d)
7,778 1,034
Regeneron Pharmaceuticals Inc
(d)
2,208 1,770
Royalty Pharma PLC 9,263 326
Ultragenyx Pharmaceutical Inc
(d)
467 20
United Therapeutics Corp
(d)
1,099 253
Vertex Pharmaceuticals Inc
(d)
354 121
$ 44,334
Building Materials - 0 .17%
Armstrong World Industries Inc 482 33
AZEK Co Inc/The
(d)
2,793 76
Builders FirstSource Inc
(d)
3,623 343
Carrier Global Corp 20,820 871
Eagle Materials Inc 172 25
Fortune Brands Innovations Inc 2,110 137
Hayward Holdings Inc
(d)
1,794 22
Johnson Controls International plc 17,195 1,029
Lennox International Inc 796 224
Louisiana-Pacific Corp 1,653 99
Martin Marietta Materials Inc 1,402 509
Masco Corp 5,313 284
Masterbrand Inc
(d)
2,344 19
MDU Resources Group Inc 4,928 144
Mohawk Industries Inc
(d)
1,296 137
Owens Corning 2,326 248
Trane Technologies PLC 2,415 449
Vulcan Materials Co 1,673 293
$ 4,942
Chemicals - 3 .43%
Air Products and Chemicals Inc 137,637 40,515
Albemarle Corp 1,402 260
Ashland Inc 1,240 126
Axalta Coating Systems Ltd
(d)
854,710 26,983
Celanese Corp 2,673 284
Chemours Co/The 1,509 44
Dow Inc 17,547 955
DuPont de Nemours Inc 308,972 21,541
Eastman Chemical Co 2,980 251
Ecolab Inc 737 124
Element Solutions Inc 5,566 101
FMC Corp 2,045 253
Huntsman Corp 4,546 122
International Flavors & Fragrances Inc 6,366 617
Linde PLC 9,729 3,594
LyondellBasell Industries NV 6,419 607
Mosaic Co/The 7,518 322
NewMarket Corp 152 61
Olin Corp 3,052 169
PPG Industries Inc 2,728 383
RPM International Inc 2,989 245
Westlake Corp 811 92
$ 97,649
Commercial Services - 1 .33%
ADT Inc 5,114 34
Affirm Holdings Inc
(d),(e)
5,453 54
Aramark 818,975 28,419
Automatic Data Processing Inc 844 186
Avis Budget Group Inc
(d)
639 113
Block Inc
(d)
13,355 812
Bright Horizons Family Solutions Inc
(d)
1,043 79
Cintas Corp 148 67
Clarivate PLC
(d)
11,961 106
CoStar Group Inc
(d)
8,608 662
Driven Brands Holdings Inc
(d)
1,377 42
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Dun & Bradstreet Holdings Inc 6,203 $ 69
Equifax Inc 1,499 312
Euronet Worldwide Inc
(d)
292 32
FTI Consulting Inc
(d)
479 86
Global Payments Inc 6,524 735
Grand Canyon Education Inc
(d)
782 93
GXO Logistics Inc
(d)
2,321 123
H&R Block Inc 704 24
Hertz Global Holdings Inc
(d)
4,719 79
ManpowerGroup Inc 1,304 99
Mister Car Wash Inc
(d)
309 3
Moody's Corp 216 68
Morningstar Inc 77 14
PayPal Holdings Inc
(d)
19,663 1,494
Quanta Services Inc 1,594 270
Ritchie Bros Auctioneers Inc 299 17
Robert Half International Inc 345 25
Rollins Inc 515 22
S&P Global Inc 8,042 2,916
Service Corp International/US 3,728 262
TransUnion 1,265 87
U-Haul Holding Co 240 15
U-Haul Holding Co 1,947 105
United Rentals Inc 954 345
WEX Inc
(d)
304 54
WillScot Mobile Mini Holdings Corp
(d)
2,373 108
$ 38,031
Computers - 2 .26%
Amdocs Ltd 3,024 276
Apple Inc 142,567 24,191
CACI International Inc
(d)
77,179 24,181
Cognizant Technology Solutions Corp 207,058 12,363
Crane NXT Co 1,191 56
Dell Technologies Inc 5,002 218
DXC Technology Co
(d)
5,729 137
Genpact Ltd 2,103 94
Hewlett Packard Enterprise Co 32,089 460
HP Inc 13,276 394
International Business Machines Corp 7,449 942
KBR Inc 1,202 68
Kyndryl Holdings Inc
(d)
5,108 74
Leidos Holdings Inc 3,392 316
Lumentum Holdings Inc
(d)
1,746 84
NCR Corp
(d)
2,971 66
Science Applications International Corp 1,388 142
Western Digital Corp
(d)
7,960 274
$ 64,336
Consumer Products - 1 .01%
Avery Dennison Corp 773 135
Church & Dwight Co Inc 288,401 28,009
Clorox Co/The 517 86
Kimberly-Clark Corp 3,384 490
Reynolds Consumer Products Inc 1,393 39
Spectrum Brands Holdings Inc 964 64
$ 28,823
Cosmetics & Personal Care - 1 .00%
Colgate-Palmolive Co 7,966 636
Coty Inc
(d)
8,675 103
Estee Lauder Cos Inc/The 90,942 22,437
Procter & Gamble Co/The 33,832 5,291
$ 28,467
Distribution & Wholesale - 0 .03%
Core & Main Inc
(d)
1,023 27
LKQ Corp 6,229 359
SiteOne Landscape Supply Inc
(d)
428 63
Univar Solutions Inc
(d)
4,083 145
Watsco Inc 384 133
WESCO International Inc 514 74
$ 801

Schedule of Investments
LargeCap Value Fund III
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 2 .00%
Affiliated Managers Group Inc 946 $ 137
Air Lease Corp 2,586 104
Ally Financial Inc 7,441 196
American Express Co 125,385 20,229
Ameriprise Financial Inc 961 293
Apollo Global Management Inc 2,866 182
BlackRock Inc 3,705 2,487
Capital One Financial Corp 9,466 921
Cboe Global Markets Inc 2,612 365
Charles Schwab Corp/The 16,863 881
CME Group Inc 8,938 1,660
Coinbase Global Inc
(d),(e)
3,928 211
Credit Acceptance Corp
(d)
155 76
Discover Financial Services 6,664 689
Evercore Inc - Class A 952 109
Franklin Resources Inc 7,171 193
Interactive Brokers Group Inc - A Shares 2,289 178
Intercontinental Exchange Inc 13,756 1,498
Invesco Ltd 9,220 158
Janus Henderson Group PLC 3,399 88
Jefferies Financial Group Inc 5,060 162
Lazard Ltd 2,064 65
Nasdaq Inc 8,608 477
OneMain Holdings Inc 2,813 108
Raymond James Financial Inc 4,422 400
Rocket Cos Inc
(d),(e)
1,502 13
SEI Investments Co 2,573 152
SLM Corp 6,269 94
SoFi Technologies Inc
(d)
19,513 121
Stifel Financial Corp 2,615 157
Synchrony Financial 10,875 321
T Rowe Price Group Inc 5,525 621
Tradeweb Markets Inc 976 69
Upstart Holdings Inc
(d),(e)
1,538 21
UWM Holdings Corp
(e)
775 5
Virtu Financial Inc 2,393 48
Visa Inc 100,116 23,300
Voya Financial Inc 2,428 186
Western Union Co/The 6,306 69
$ 57,044
Electric - 4 .29%
AES Corp/The 13,515 320
Alliant Energy Corp 6,190 341
Ameren Corp 6,429 572
American Electric Power Co Inc 12,814 1,184
Avangrid Inc 1,746 70
Brookfield Renewable Corp 3,148 105
CenterPoint Energy Inc 15,774 481
CMS Energy Corp 7,249 451
Consolidated Edison Inc 8,841 871
Constellation Energy Corp 8,127 629
Dominion Energy Inc 20,783 1,188
DTE Energy Co 212,632 23,902
Duke Energy Corp 19,194 1,898
Edison International 9,387 691
Entergy Corp 5,072 546
Evergy Inc 5,500 342
Eversource Energy 8,590 667
Exelon Corp 24,682 1,047
FirstEnergy Corp 13,556 539
Hawaiian Electric Industries Inc 2,752 108
IDACORP Inc 1,218 135
NextEra Energy Inc 352,657 27,024
NRG Energy Inc 5,305 181
OGE Energy Corp 5,029 189
PG&E Corp
(d)
41,138 704
Pinnacle West Capital Corp 283,072 22,210
PPL Corp 18,372 528
Public Service Enterprise Group Inc 12,411 784
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Sempra Energy 7,841 $ 1,219
Southern Co/The 27,106 1,994
Vistra Corp 4,145 99
WEC Energy Group Inc 316,352 30,423
Xcel Energy Inc 13,586 950
$ 122,392
Electrical Components & Equipment - 0 .07%
Acuity Brands Inc 800 126
AMETEK Inc 5,740 792
Emerson Electric Co 9,667 805
Littelfuse Inc 604 146
$ 1,869
Electronics - 1 .25%
Agilent Technologies Inc 758 103
Allegion plc 447 49
Amphenol Corp 3,558 268
Arrow Electronics Inc
(d)
1,386 159
Avnet Inc 2,267 94
Coherent Corp
(d)
2,594 89
Fortive Corp 8,861 559
Garmin Ltd 3,806 374
Honeywell International Inc 161,895 32,353
Hubbell Inc 1,323 356
Jabil Inc 625 49
Keysight Technologies Inc
(d)
328 47
National Instruments Corp 2,806 163
nVent Electric PLC 4,130 173
Sensata Technologies Holding PLC 3,745 163
TD SYNNEX Corp 1,132 101
Trimble Inc
(d)
6,167 290
Vontier Corp 1,494 40
Woodward Inc 1,486 143
$ 35,573
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
2,657 485
Plug Power Inc
(d),(e)
6,449 58
Sunrun Inc
(d)
5,112 108
$ 651
Engineering & Construction - 0 .71%
AECOM 236,558 19,647
Jacobs Solutions Inc 3,154 364
MasTec Inc
(d)
1,500 133
TopBuild Corp
(d)
142 32
$ 20,176
Entertainment - 0 .02%
AMC Entertainment Holdings Inc
(e)
12,661 70
Caesars Entertainment Inc
(d)
1,589 72
Live Nation Entertainment Inc
(d)
1,900 129
Madison Square Garden Sports Corp 230 46
Marriott Vacations Worldwide Corp 933 125
Penn Entertainment Inc
(d)
3,958 118
Six Flags Entertainment Corp
(d)
937 23
Vail Resorts Inc 65 15
$ 598
Environmental Control - 0 .05%
Clean Harbors Inc
(d)
1,243 180
Pentair PLC 4,113 239
Republic Services Inc 4,824 698
Stericycle Inc
(d)
2,211 101
Tetra Tech Inc 772 107
Waste Management Inc 644 107
$ 1,432
Food - 0 .74%
Albertsons Cos Inc 5,823 122
Campbell Soup Co 4,786 260
Conagra Brands Inc 11,627 441
Flowers Foods Inc 4,751 131
General Mills Inc 14,727 1,305

Schedule of Investments
LargeCap Value Fund III
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Grocery Outlet Holding Corp
(d)
2,098 $ 63
Hershey Co/The 496 135
Hormel Foods Corp 7,079 286
Ingredion Inc 1,626 173
J M Smucker Co/The 2,564 396
Kellogg Co 2,816 196
Kraft Heinz Co/The 17,444 685
Kroger Co/The 16,366 796
McCormick & Co Inc/MD 142,937 12,557
Mondelez International Inc 33,991 2,608
Performance Food Group Co
(d)
2,592 163
Pilgrim's Pride Corp
(d)
756 17
Post Holdings Inc
(d)
1,371 124
Seaboard Corp 7 28
Tyson Foods Inc 6,952 434
US Foods Holding Corp
(d)
5,023 193
$ 21,113
Forest Products & Paper - 0 .01%
International Paper Co 8,848 293
Gas - 0 .03%
Atmos Energy Corp 3,552 405
National Fuel Gas Co 1,987 111
NiSource Inc 10,139 289
UGI Corp 5,122 174
$ 979
Hand & Machine Tools - 0 .56%
MSA Safety Inc 557 72
Regal Rexnord Corp 1,651 215
Snap-on Inc 1,298 337
Stanley Black & Decker Inc 179,020 15,456
$ 16,080
Healthcare - Products - 3 .81%
10X Genomics Inc
(d)
292 15
Abbott Laboratories 250,111 27,630
Align Technology Inc
(d)
481 156
Avantor Inc
(d)
860,221 16,757
Azenta Inc
(d)
1,824 79
Baxter International Inc 10,499 501
Boston Scientific Corp
(d)
35,569 1,854
Cooper Cos Inc/The 1,216 464
Danaher Corp 108,747 25,764
DENTSPLY SIRONA Inc 5,393 226
Enovis Corp
(d)
1,192 69
Envista Holdings Corp
(d)
4,137 159
Exact Sciences Corp
(d)
3,533 226
GE HealthCare Technologies Inc 8,589 699
Globus Medical Inc
(d)
1,795 104
Hologic Inc
(d)
6,076 523
ICU Medical Inc
(d)
403 76
Integra LifeSciences Holdings Corp
(d)
1,842 102
Intuitive Surgical Inc
(d)
696 210
Masimo Corp
(d)
286 54
Medtronic PLC 270,239 24,579
Natera Inc
(d)
181 9
PerkinElmer Inc 3,115 406
QIAGEN NV
(d)
5,601 250
QuidelOrtho Corp
(d)
1,217 109
Repligen Corp
(d)
388 59
STERIS PLC 2,486 469
Stryker Corp 4,074 1,221
Tandem Diabetes Care Inc
(d)
149 6
Teleflex Inc 1,156 315
Thermo Fisher Scientific Inc 8,575 4,758
Zimmer Biomet Holdings Inc 5,242 726
$ 108,575
Healthcare - Services - 4 .16%
Acadia Healthcare Co Inc
(d)
2,195 159
agilon health Inc
(d),(e)
174 4
Amedisys Inc
(d)
785 63
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Catalent Inc
(d)
3,035 $ 152
Centene Corp
(d)
13,679 943
Charles River Laboratories International Inc
(d)
89 17
Chemed Corp 234 129
Elevance Health Inc 79,898 37,444
Encompass Health Corp 2,415 155
Enhabit Inc
(d)
1,340 16
Ginkgo Bioworks Holdings Inc
(d),(e)
15,856 19
HCA Healthcare Inc 49,800 14,309
Humana Inc 922 489
Laboratory Corp of America Holdings 2,206 500
Molina Healthcare Inc
(d)
320 95
Oak Street Health Inc
(d)
2,872 112
Quest Diagnostics Inc 2,770 385
Syneos Health Inc
(d)
2,135 84
Teladoc Health Inc
(d)
3,636 97
Tenet Healthcare Corp
(d)
2,621 192
UnitedHealth Group Inc 128,040 63,007
Universal Health Services Inc 1,549 233
$ 118,604
Home Builders - 0 .06%
DR Horton Inc 3,795 417
Lennar Corp - A Shares 6,282 709
Lennar Corp - B Shares 421 41
NVR Inc
(d)
20 117
PulteGroup Inc 3,440 231
Thor Industries Inc 1,304 103
Toll Brothers Inc 1,308 83
$ 1,701
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,540 129
Leggett & Platt Inc 3,204 103
Tempur Sealy International Inc 4,227 158
Whirlpool Corp 1,337 187
$ 577
Housewares - 0 .00%
Newell Brands Inc 9,143 111
Scotts Miracle-Gro Co/The 651 44
$ 155
Insurance - 6 .95%
Aflac Inc 15,230 1,064
Allstate Corp/The 194,476 22,512
American Financial Group Inc/OH 1,650 202
American International Group Inc 960,749 50,959
Aon PLC 302 98
Arch Capital Group Ltd
(d)
6,010 451
Arthur J Gallagher & Co 148,112 30,816
Assurant Inc 1,251 154
Assured Guaranty Ltd 1,518 82
Axis Capital Holdings Ltd 1,965 111
Berkshire Hathaway Inc - Class B
(d)
117,854 38,721
Brighthouse Financial Inc
(d)
1,710 76
Brown & Brown Inc 5,394 347
Chubb Ltd 10,383 2,093
Cincinnati Financial Corp 3,842 409
CNA Financial Corp 782 30
Corebridge Financial Inc 2,000 34
Equitable Holdings Inc 9,281 241
Erie Indemnity Co 157 34
Everest Re Group Ltd 666 252
F&G Annuities & Life Inc 532 10
Fidelity National Financial Inc 6,566 233
First American Financial Corp 2,513 145
Globe Life Inc 2,234 242
Hanover Insurance Group Inc/The 873 104
Hartford Financial Services Group Inc/The 7,911 562
Kemper Corp 1,596 78
Lincoln National Corp 3,354 73
Loews Corp 4,895 282

Schedule of Investments
LargeCap Value Fund III
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Corp
(d)
257 $ 352
Marsh & McLennan Cos Inc 1,324 239
MetLife Inc 16,467 1,010
MGIC Investment Corp 7,690 114
Old Republic International Corp 6,976 176
Primerica Inc 938 171
Progressive Corp/The 174,318 23,777
Prudential Financial Inc 9,175 798
Reinsurance Group of America Inc 1,641 234
RenaissanceRe Holdings Ltd 484 104
Travelers Cos Inc/The 5,831 1,056
Unum Group 4,941 208
W R Berkley Corp 5,083 299
White Mountains Insurance Group Ltd 66 95
Willis Towers Watson PLC 82,716 19,157
$ 198,205
Internet - 2 .52%
Alphabet Inc - A Shares
(d)
507,971 54,527
Alphabet Inc - C Shares
(d)
16,988 1,838
DoorDash Inc - Class A
(d)
706 43
eBay Inc 11,881 552
F5 Inc
(d)
1,490 200
Gen Digital Inc 8,951 158
GoDaddy Inc
(d)
3,360 254
IAC Inc
(d)
1,958 101
Lyft Inc
(d)
1,583 16
Match Group Inc
(d)
462 17
Meta Platforms Inc
(d)
43,688 10,499
Netflix Inc
(d)
5,992 1,977
Okta Inc
(d)
3,282 225
Opendoor Technologies Inc
(d)
9,451 13
Pinterest Inc
(d)
11,702 269
Robinhood Markets Inc
(d)
14,323 127
Roku Inc
(d)
2,117 119
TripAdvisor Inc
(d)
2,312 41
Uber Technologies Inc
(d)
6,431 200
VeriSign Inc
(d)
2,084 462
Wayfair Inc
(d)
692 24
Wix.com Ltd
(d)
290 25
Zillow Group Inc - A Shares
(d)
1,346 58
Zillow Group Inc - C Shares
(d)
3,798 165
$ 71,910
Iron & Steel - 0 .07%
Cleveland-Cliffs Inc
(d)
12,802 197
Nucor Corp 6,389 947
Reliance Steel & Aluminum Co 1,456 361
Steel Dynamics Inc 4,147 431
United States Steel Corp 5,612 128
$ 2,064
Leisure Products & Services - 0 .04%
Brunswick Corp/DE 1,555 132
Carnival Corp
(d)
24,117 222
Harley-Davidson Inc 3,319 123
Norwegian Cruise Line Holdings Ltd
(d)
9,404 126
Peloton Interactive Inc
(d)
7,337 65
Planet Fitness Inc
(d)
545 45
Polaris Inc 358 39
Royal Caribbean Cruises Ltd
(d)
5,440 356
$ 1,108
Lodging - 0 .95%
Boyd Gaming Corp 1,976 137
Hilton Worldwide Holdings Inc 1,824 263
Hyatt Hotels Corp
(d)
1,190 136
Las Vegas Sands Corp
(d)
405,881 25,916
MGM Resorts International 7,992 359
Travel + Leisure Co 586 22
Wyndham Hotels & Resorts Inc 681 46
Wynn Resorts Ltd
(d)
2,289 262
$ 27,141
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0 .86%
BWX Technologies Inc 1,371 $ 89
Caterpillar Inc 1,675 366
Oshkosh Corp 1,640 125
Vertiv Holdings Co 1,596,640 23,822
$ 24,402
Machinery - Diversified - 0 .50%
AGCO Corp 1,352 168
Cognex Corp 346 16
Crane Co
(d)
1,191 86
Deere & Co 26,628 10,066
Dover Corp 3,492 510
Esab Corp 1,422 83
Flowserve Corp 3,159 105
Gates Industrial Corp PLC
(d)
2,434 33
Graco Inc 1,299 103
IDEX Corp 1,540 318
Ingersoll Rand Inc 10,132 578
Middleby Corp/The
(d)
1,246 175
Nordson Corp 1,095 237
Otis Worldwide Corp 9,180 783
Rockwell Automation Inc 933 264
Westinghouse Air Brake Technologies Corp 4,470 437
Xylem Inc/NY 3,801 395
$ 14,357
Media - 1 .76%
Altice USA Inc
(d)
5,067 18
Cable One Inc 61 46
Comcast Corp - Class A 1,056,128 43,692
DISH Network Corp
(d)
5,973 45
Fox Corp - A Shares 7,288 242
Fox Corp - B Shares 3,547 108
Liberty Broadband Corp - A Shares
(d)
272 23
Liberty Broadband Corp - C Shares
(d)
1,592 135
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
458 30
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,399 317
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,337 38
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
2,758 77
New York Times Co/The 3,949 157
News Corp - A Shares 9,433 166
News Corp - B Shares 3,111 55
Nexstar Media Group Inc 822 143
Paramount Global - Class A
(e)
291 8
Paramount Global - Class B 14,245 332
Sirius XM Holdings Inc
(e)
17,420 66
Walt Disney Co/The
(d)
42,445 4,351
Warner Bros Discovery Inc
(d)
15,499 211
$ 50,260
Metal Fabrication & Hardware - 0 .01%
Timken Co/The 1,532 118
Valmont Industries Inc 446 129
$ 247
Mining - 0 .10%
Alcoa Corp 4,488 167
Freeport-McMoRan Inc 35,505 1,346
Newmont Corp 19,798 938
Royal Gold Inc 1,510 200
Southern Copper Corp 716 55
SSR Mining Inc 5,232 75
$ 2,781
Miscellaneous Manufacturers - 1 .14%
3M Co 13,745 1,460
A O Smith Corp 2,401 164
Axon Enterprise Inc
(d)
372 78
Carlisle Cos Inc 197 42
Donaldson Co Inc 2,533 161

Schedule of Investments
LargeCap Value Fund III
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Eaton Corp PLC 155,430 $ 25,976
General Electric Co 25,551 2,529
Illinois Tool Works Inc 778 188
ITT Inc 2,093 177
Parker-Hannifin Corp 2,475 804
Teledyne Technologies Inc
(d)
1,158 480
Textron Inc 5,196 348
$ 32,407
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
760 219
Oil & Gas - 8 .01%
Antero Resources Corp
(d)
2,528 58
APA Corp 8,088 298
Chesapeake Energy Corp 3,018 250
Chevron Corp 221,536 37,347
ConocoPhillips 259,182 26,667
Coterra Energy Inc 16,435 421
Devon Energy Corp 8,306 444
Diamondback Energy Inc 1,923 273
EOG Resources Inc 204,282 24,405
EQT Corp 9,101 317
Exxon Mobil Corp 305,227 36,121
Hess Corp 271,111 39,328
HF Sinclair Corp 3,362 148
Marathon Oil Corp 15,784 381
Marathon Petroleum Corp 11,323 1,381
Occidental Petroleum Corp 3,517 216
Ovintiv Inc 1,834 66
PDC Energy Inc 1,080 70
Phillips 66 296,264 29,330
Pioneer Natural Resources Co 135,523 29,483
Range Resources Corp 1,997 53
Southwestern Energy Co
(d)
25,434 132
Valero Energy Corp 9,589 1,100
Vitesse Energy Inc 628 12
$ 228,301
Oil & Gas Services - 1 .17%
Baker Hughes Co 23,481 686
Halliburton Co 935,678 30,644
NOV Inc 9,665 162
Schlumberger NV 35,209 1,737
$ 33,229
Packaging & Containers - 0 .06%
Amcor PLC 37,044 406
AptarGroup Inc 1,659 197
Ardagh Group SA
(d),(f)
412 —
Ardagh Metal Packaging SA 3,104 13
Ball Corp 4,665 248
Berry Global Group Inc 1,577 91
Crown Holdings Inc 344 29
Graphic Packaging Holding Co 1,726 43
Packaging Corp of America 2,274 308
Silgan Holdings Inc 2,124 105
Sonoco Products Co 2,430 147
Westrock Co 6,349 190
$ 1,777
Pharmaceuticals - 6 .87%
Becton Dickinson & Co 118,789 31,397
Bristol-Myers Squibb Co 53,173 3,550
Cardinal Health Inc 6,438 529
Cigna Group/The 6,162 1,561
CVS Health Corp 356,893 26,164
Elanco Animal Health Inc
(d)
10,995 104
Eli Lilly & Co 3,908 1,547
Henry Schein Inc
(d)
3,386 274
Jazz Pharmaceuticals PLC
(d)
1,514 213
Johnson & Johnson 317,713 52,010
McKesson Corp 2,759 1,005
Merck & Co Inc 404,835 46,746
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Organon & Co 6,276 $ 155
Perrigo Co PLC 666,202 24,776
Pfizer Inc 141,075 5,486
Premier Inc 2,954 98
Viatris Inc 29,915 279
$ 195,894
Pipelines - 0 .68%
Antero Midstream Corp 8,009 86
Cheniere Energy Inc 2,626 402
DT Midstream Inc 2,367 117
Enbridge Inc 413,266 16,431
Kinder Morgan Inc 49,636 851
ONEOK Inc 9,845 644
Williams Cos Inc/The 30,359 919
$ 19,450
Private Equity - 0 .03%
Carlyle Group Inc/The 5,111 155
KKR & Co Inc 14,276 758
$ 913
Real Estate - 0 .02%
CBRE Group Inc
(d)
4,084 313
Howard Hughes Corp/The
(d)
922 71
Jones Lang LaSalle Inc
(d)
1,191 166
WeWork Inc
(d),(e)
3,349 1
$ 551
REITs - 4 .91%
AGNC Investment Corp 14,306 142
Alexandria Real Estate Equities Inc 4,294 533
American Homes 4 Rent 7,579 252
American Tower Corp 2,706 553
Americold Realty Trust Inc 6,705 198
Annaly Capital Management Inc 11,661 233
Apartment Income REIT Corp 3,559 132
AvalonBay Communities Inc 3,492 630
Boston Properties Inc 3,869 206
Brixmor Property Group Inc 7,488 160
Camden Property Trust 2,345 258
Cousins Properties Inc 3,592 78
CubeSmart 5,508 251
Digital Realty Trust Inc 7,146 709
Douglas Emmett Inc 4,039 52
EastGroup Properties Inc 1,012 169
EPR Properties 1,832 77
Equinix Inc 567 411
Equity LifeStyle Properties Inc 1,696 117
Equity Residential 9,247 585
Essex Property Trust Inc 1,603 352
Extra Space Storage Inc 2,913 443
Federal Realty Investment Trust 1,977 195
First Industrial Realty Trust Inc 3,271 172
Gaming and Leisure Properties Inc 6,067 315
Healthcare Realty Trust Inc 9,354 185
Healthpeak Properties Inc 13,653 300
Highwoods Properties Inc 2,499 57
Host Hotels & Resorts Inc 17,487 283
Hudson Pacific Properties Inc 3,743 21
Invitation Homes Inc 15,277 510
Iron Mountain Inc 1,788 99
JBG SMITH Properties 2,668 38
Kilroy Realty Corp 2,787 81
Kimco Realty Corp 14,927 286
Lamar Advertising Co 293 31
Life Storage Inc 2,093 281
Medical Properties Trust Inc 14,662 129
Mid-America Apartment Communities Inc 2,874 442
National Retail Properties Inc 4,442 193
National Storage Affiliates Trust 2,092 81
Omega Healthcare Investors Inc 5,846 156
Park Hotels & Resorts Inc 5,629 68

Schedule of Investments
LargeCap Value Fund III
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Prologis Inc 165,740 $ 20,759
Public Storage 82,638 24,364
Rayonier Inc 3,540 111
Realty Income Corp 15,634 982
Regency Centers Corp 4,230 260
Rexford Industrial Realty Inc 4,884 272
Rithm Capital Corp 10,375 85
SBA Communications Corp 2,058 537
Simon Property Group Inc 4,206 477
SL Green Realty Corp 1,614 38
Spirit Realty Capital Inc 3,465 133
Starwood Property Trust Inc 7,211 129
Sun Communities Inc 3,029 421
UDR Inc 8,186 338
Ventas Inc 405,390 19,479
VICI Properties Inc 1,740,670 59,078
Vornado Realty Trust 4,263 64
Welltower Inc 11,784 934
Weyerhaeuser Co 18,394 550
WP Carey Inc 5,216 387
$ 139,862
Retail - 5 .93%
Advance Auto Parts Inc 1,386 174
AutoNation Inc
(d)
841 111
AutoZone Inc
(d)
43 115
Bath & Body Works Inc 5,691 200
Best Buy Co Inc 3,410 254
BJ's Wholesale Club Holdings Inc
(d)
1,218 93
Burlington Stores Inc
(d)
116 22
CarMax Inc
(d)
3,503 245
Casey's General Stores Inc 911 208
Darden Restaurants Inc 828 126
Dick's Sporting Goods Inc 1,337 194
Dollar General Corp 194,797 43,140
Dollar Tree Inc
(d)
3,622 557
Domino's Pizza Inc 73,556 23,352
Freshpet Inc
(d)
491 34
GameStop Corp
(d),(e)
6,620 128
Gap Inc/The 5,153 49
Genuine Parts Co 3,191 537
Home Depot Inc/The 88,999 26,747
Kohl's Corp 2,893 64
Leslie's Inc
(d)
428 5
Lithia Motors Inc 68,266 15,079
Lowe's Cos Inc 2,080 432
Macy's Inc 6,724 110
McDonald's Corp 13,973 4,133
MSC Industrial Direct Co Inc 1,152 105
Nordstrom Inc
(e)
596 9
Ollie's Bargain Outlet Holdings Inc
(d)
1,462 95
O'Reilly Automotive Inc
(d)
13,950 12,796
Penske Automotive Group Inc 675 94
Petco Health & Wellness Co Inc
(d)
2,077 21
RH
(d)
293 75
Ross Stores Inc 4,910 524
Starbucks Corp 18,295 2,091
Target Corp 5,185 818
Victoria's Secret & Co
(d)
610 19
Walgreens Boots Alliance Inc 17,909 631
Walmart Inc 229,294 34,616
Williams-Sonoma Inc 356 43
Yum! Brands Inc 6,219 874
$ 168,920
Savings & Loans - 0 .01%
New York Community Bancorp Inc 16,531 177
TFS Financial Corp 1,477 18
$ 195
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3 .31%
Advanced Micro Devices Inc
(d)
8,557 $ 765
Analog Devices Inc 10,095 1,816
Broadcom Inc 50,976 31,936
Cirrus Logic Inc
(d)
1,411 121
GLOBALFOUNDRIES Inc
(d),(e)
1,164 68
Intel Corp 103,415 3,212
IPG Photonics Corp
(d)
853 98
Marvell Technology Inc 21,143 835
Microchip Technology Inc 309,058 22,558
Micron Technology Inc 21,952 1,413
MKS Instruments Inc 1,445 121
ON Semiconductor Corp
(d)
4,030 290
Qorvo Inc
(d)
2,495 230
QUALCOMM Inc 177,167 20,693
Skyworks Solutions Inc 82,759 8,764
Teradyne Inc 363 33
Texas Instruments Inc 7,129 1,192
Wolfspeed Inc
(d)
3,065 143
$ 94,288
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 755 152
Software - 4 .67%
Activision Blizzard Inc
(d)
19,360 1,504
Akamai Technologies Inc
(d)
3,915 321
ANSYS Inc
(d)
1,016 319
BILL Holdings Inc
(d)
2,463 189
Black Knight Inc
(d)
3,459 189
Broadridge Financial Solutions Inc 270 39
CCC Intelligent Solutions Holdings Inc
(d)
2,663 23
Ceridian HCM Holding Inc
(d)
2,736 174
Concentrix Corp 1,070 103
Definitive Healthcare Corp
(d)
191 2
DoubleVerify Holdings Inc
(d)
200 6
Doximity Inc
(d)
1,451 53
Dropbox Inc - A Shares
(d)
588 12
Electronic Arts Inc 160,580 20,438
Fidelity National Information Services Inc 696,775 40,914
Fiserv Inc
(d)
13,365 1,632
Guidewire Software Inc
(d)
2,014 153
Informatica Inc
(d)
868 13
Jamf Holding Corp
(d)
278 5
Manhattan Associates Inc
(d)
592 98
Microsoft Corp 124,180 38,156
MSCI Inc 483 233
nCino Inc
(d)
1,397 35
Nutanix Inc
(d)
2,740 66
Oracle Corp 232,534 22,026
Paycor HCM Inc
(d)
1,364 32
Playtika Holding Corp
(d)
277 3
Procore Technologies Inc
(d)
447 24
Roper Technologies Inc 2,633 1,197
Salesforce Inc
(d)
18,857 3,741
SentinelOne Inc
(d)
1,316 21
Snowflake Inc - Class A
(d)
497 74
SS&C Technologies Holdings Inc 5,511 323
Take-Two Interactive Software Inc
(d)
721 90
Teradata Corp
(d)
1,175 45
Twilio Inc
(d)
2,732 144
Tyler Technologies Inc
(d)
137 52
UiPath Inc
(d)
8,361 118
Unity Software Inc
(d),(e)
2,022 55
VMware Inc
(d)
2,703 338
Zoom Video Communications Inc
(d)
3,091 190
$ 133,150
Telecommunications - 2 .25%
AT&T Inc 1,465,213 25,891
Ciena Corp
(d)
3,710 171
Cisco Systems Inc 102,596 4,848
Corning Inc 17,283 574

Schedule of Investments
LargeCap Value Fund III
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Frontier Communications Parent Inc
(d)
6,044 $ 136
Juniper Networks Inc 7,998 241
Lumen Technologies Inc 25,308 60
Motorola Solutions Inc 88,653 25,833
T-Mobile US Inc
(d)
14,650 2,108
Ubiquiti Inc 85 20
Verizon Communications Inc 104,959 4,076
Viasat Inc
(d)
1,783 62
$ 64,020
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 3,293 195
Mattel Inc
(d)
4,493 81
$ 276
Transportation - 2 .79%
CH Robinson Worldwide Inc 2,115 213
CSX Corp 39,190 1,201
Expeditors International of Washington Inc 2,733 311
FedEx Corp 107,646 24,519
JB Hunt Transport Services Inc 193,559 33,929
Kirby Corp
(d)
1,461 105
Knight-Swift Transportation Holdings Inc 3,862 217
Landstar System Inc 129 23
Norfolk Southern Corp 5,682 1,154
RXO Inc
(d)
2,628 48
Ryder System Inc 1,218 96
Schneider National Inc 1,404 37
Union Pacific Corp 87,992 17,220
United Parcel Service Inc 1,991 358
XPO Inc
(d)
2,332 103
$ 79,534
Water - 0 .03%
American Water Works Co Inc 4,796 711
Essential Utilities Inc 5,714 244
$ 955
TOTAL COMMON STOCKS $ 2,772,187
Total Investments $ 2,845,617
Other Assets and Liabilities -  0.18% 5,063
TOTAL NET ASSETS - 100.00% $ 2,850,680
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $834 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $799 or 0.03% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 23 .23%
Financial 22 .27%
Technology 10 .25%
Energy 9 .88%
Industrial 8 .55%
Consumer, Cyclical 8 .55%
Communications 6 .56%
Utilities 4 .35%
Basic Materials 3 .61%
Money Market Funds 2 .28%
Investment Companies 0 .29%
Other Assets and Liabilities
0 .18%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 578,771 $ 514,535 $ 64,236
Principal Government Money Market Fund - Institutional Class 4.73% 99,651 108,848 208,499 —
$ 99,651 $ 687,619 $ 723,034 $ 64,236
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 1,427 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 391 — — —
$ 1,818 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2023 Long 98 $ 20,524 $ 555
Total $ 555
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Money Market Funds - 0 .01%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
474,522 $ 475
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(c)
1,106,340 1,106
$ 1,581
TOTAL INVESTMENT COMPANIES $ 1,581
COMMON STOCKS - 100 .01 % Shares Held Value (000's)
Aerospace & Defense - 9 .55%
HEICO Corp - Class A 5,778,538 $ 775,653
TransDigm Group Inc 1,315,971 1,006,718
$ 1,782,371
Beverages - 0 .07%
Brown-Forman Corp - A Shares 7,199 474
Brown-Forman Corp - B Shares 198,392 12,914
$ 13,388
Building Materials - 4 .55%
Martin Marietta Materials Inc 656,796 238,549
Summit Materials Inc
(d)
2,412,952 66,139
Vulcan Materials Co 3,106,368 543,987
$ 848,675
Chemicals - 0 .97%
Air Products and Chemicals Inc 404,151 118,966
Perimeter Solutions SA
(c),(d)
8,020,901 59,996
Perimeter Solutions SA - Warrants
(d)
2,883,826 1,240
Sherwin-Williams Co/The 3,999 950
$ 181,152
Commercial Services - 8 .76%
CoStar Group Inc
(d)
10,320,754 794,182
Gartner Inc
(d)
704,134 212,973
Moody's Corp 860,115 269,319
TransUnion 2,683,693 184,665
Verisk Analytics Inc 894,916 173,712
$ 1,634,851
Distribution & Wholesale - 6 .92%
Copart Inc
(d)
12,711,653 1,004,856
Fastenal Co 5,326,281 286,767
$ 1,291,623
Diversified Financial Services - 0 .96%
Brookfield Asset Management Ltd 5,196,439 174,340
Brookfield Reinsurance Ltd 157,227 5,110
$ 179,450
Electric - 3 .56%
Brookfield Infrastructure Partners LP 12,308,754 428,714
Brookfield Renewable Corp 2,108,604 70,448
Brookfield Renewable Partners LP 5,338,739 165,501
$ 664,663
Electronics - 2 .31%
Agilent Technologies Inc 2,168,855 293,728
Mettler-Toledo International Inc
(d)
92,914 138,581
$ 432,309
Entertainment - 3 .36%
Live Nation Entertainment Inc
(d)
5,135,122 348,058
Vail Resorts Inc 1,161,491 279,362
$ 627,420
Healthcare - Products - 1 .04%
Enovis Corp
(d)
485,453 28,277
IDEXX Laboratories Inc
(d)
337,595 166,151
$ 194,428
Home Builders - 2 .05%
Lennar Corp - A Shares 1,224,646 138,152
Lennar Corp - B Shares 38,859 3,801
NVR Inc
(d)
41,094 239,989
$ 381,942
Insurance - 10 .47%
Aon PLC 490,047 159,354
Arch Capital Group Ltd
(d)
4,318,704 324,205
Brown & Brown Inc 8,563,488 551,403
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
F&G Annuities & Life Inc 63,059 $ 1,156
Fidelity National Financial Inc 885,191 31,415
Markel Corp
(d)
424,037 580,307
Progressive Corp/The 2,253,198 307,336
$ 1,955,176
Internet - 2 .71%
VeriSign Inc
(d)
1,708,778 379,007
Wix.com Ltd
(d)
1,453,648 126,802
$ 505,809
Lodging - 4 .90%
Hilton Worldwide Holdings Inc 5,026,360 723,896
Hyatt Hotels Corp
(d)
1,667,435 190,588
$ 914,484
Machinery - Diversified - 0 .39%
Cognex Corp 955,168 45,552
Esab Corp 472,319 27,565
$ 73,117
Media - 1 .65%
Liberty Broadband Corp - A Shares
(d),(e)
35,401 2,993
Liberty Broadband Corp - C Shares
(d)
40,838 3,462
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
511,086 33,108
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,714,544 268,153
$ 307,716
Private Equity - 8 .03%
Ares Management Corp 1,172,059 102,661
Brookfield Corp 22,555,693 732,158
KKR & Co Inc 11,541,155 612,489
Onex Corp 1,123,456 51,840
$ 1,499,148
Real Estate - 2 .25%
CBRE Group Inc
(d)
3,874,851 297,046
Howard Hughes Corp/The
(d)
1,581,600 122,368
$ 419,414
REITs - 2 .52%
SBA Communications Corp 1,802,409 470,231
Retail - 11 .08%
CarMax Inc
(d)
6,352,858 444,891
Dollar General Corp 1,190,075 263,554
Domino's Pizza Inc 1,175,718 373,255
O'Reilly Automotive Inc
(d)
1,001,046 918,270
Ross Stores Inc 650,345 69,411
$ 2,069,381
Semiconductors - 1 .63%
Microchip Technology Inc 4,170,150 304,379
Software - 10 .28%
ANSYS Inc
(d)
361,685 113,540
Autodesk Inc
(d)
1,580,089 307,785
Black Knight Inc
(d)
4,879,592 266,621
Constellation Software Inc/Canada 120,802 236,006
Lumine Group Inc
(d)
329,031 4,432
MSCI Inc 272,162 131,305
Roper Technologies Inc 1,168,888 531,587
Tyler Technologies Inc
(d)
866,211 328,320
$ 1,919,596
TOTAL COMMON STOCKS $ 18,670,723
Total Investments $ 18,672,304
Other Assets and Liabilities -  (0.02)% (3,125)
TOTAL NET ASSETS - 100.00% $ 18,669,179

Schedule of Investments
MidCap Fund
April 30, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $475 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $494 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Consumer, Cyclical 28 .31%
Financial 24 .23%
Industrial 16 .80%
Technology 11 .91%
Consumer, Non-cyclical 9 .87%
Communications 4 .36%
Utilities 3 .56%
Basic Materials 0 .97%
Money Market Funds 0 .01%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Perimeter Solutions SA $ 64,746 $ — $ 601 $ 59,996
Principal Government Money Market Fund - Class R-6 4.78% — 311,559 310,453 1,106
Principal Government Money Market Fund - Institutional Class 4.73% 1 26,790 26,791 —
$ 64,747 $ 338,349 $ 337,845 $ 61,102
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions SA $ — $ (556) $ — $ (3,593)
Principal Government Money Market Fund - Class R-6 4.78% 156 — — —
Principal Government Money Market Fund - Institutional Class 4.73% 12 — — —
$ 168 $ (556) $ — $ (3,593)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .37 % Shares Held Value (000's)
Money Market Funds - 6 .37%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
1,521,444 $ 1,521
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
12,845,283 12,845
$ 14,366
TOTAL INVESTMENT COMPANIES $ 14,366
COMMON STOCKS - 96 .49 % Shares Held Value (000's)
Advertising - 3 .49%
Trade Desk Inc/The
(d)
122,379 $ 7,874
Aerospace & Defense - 2 .02%
Howmet Aerospace Inc 102,812 4,554
Apparel - 2 .58%
Deckers Outdoor Corp
(d)
7,229 3,465
On Holding AG
(d)
72,683 2,359
$ 5,824
Automobile Parts & Equipment - 3 .48%
Mobileye Global Inc
(d),(e)
152,412 5,737
Visteon Corp
(d)
15,054 2,113
$ 7,850
Beverages - 3 .25%
Monster Beverage Corp
(d)
130,816 7,326
Biotechnology - 1 .03%
Corteva Inc 38,013 2,323
Building Materials - 3 .02%
AZEK Co Inc/The
(d)
135,948 3,689
Vulcan Materials Co 17,787 3,115
$ 6,804
Chemicals - 1 .04%
FMC Corp 18,927 2,339
Commercial Services - 5 .83%
Cintas Corp 9,312 4,244
MarketAxess Holdings Inc 6,691 2,130
Quanta Services Inc 40,042 6,793
$ 13,167
Diversified Financial Services - 3 .12%
Ameriprise Financial Inc 9,476 2,891
Interactive Brokers Group Inc - A Shares 53,201 4,142
$ 7,033
Electronics - 2 .16%
Agilent Technologies Inc 35,933 4,866
Energy - Alternate Sources - 1 .31%
First Solar Inc
(d)
16,249 2,967
Entertainment - 1 .67%
Churchill Downs Inc 12,851 3,759
Food - 2 .32%
Lamb Weston Holdings Inc 46,885 5,242
Hand & Machine Tools - 1 .58%
Lincoln Electric Holdings Inc 21,279 3,571
Healthcare - Products - 8 .44%
Exact Sciences Corp
(d)
94,601 6,061
Inspire Medical Systems Inc
(d)
20,344 5,445
Insulet Corp
(d)
15,375 4,890
Natera Inc
(d)
52,449 2,660
$ 19,056
Healthcare - Services - 1 .03%
Charles River Laboratories International Inc
(d)
12,207 2,321
Home Builders - 1 .90%
DR Horton Inc 39,068 4,290
Internet - 4 .61%
Pinterest Inc
(d)
145,114 3,337
Spotify Technology SA
(d)
32,245 4,308
Zillow Group Inc - A Shares
(d)
64,652 2,766
$ 10,411
Lodging - 2 .65%
Las Vegas Sands Corp
(d)
93,653 5,980
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .50%
Rockwell Automation Inc 19,874 $ 5,633
Oil & Gas - 2 .66%
Chesapeake Energy Corp 28,906 2,390
Matador Resources Co 73,801 3,618
$ 6,008
Pharmaceuticals - 2 .55%
Dexcom Inc
(d)
47,510 5,765
Retail - 16 .09%
Academy Sports & Outdoors Inc 55,770 3,542
BJ's Wholesale Club Holdings Inc
(d)
88,214 6,737
Five Below Inc
(d)
15,513 3,062
Floor & Decor Holdings Inc
(d)
23,347 2,319
Foot Locker Inc 94,542 3,970
Lululemon Athletica Inc
(d)
6,974 2,650
Tractor Supply Co 23,755 5,663
Ulta Beauty Inc
(d)
8,324 4,590
Wingstop Inc 18,878 3,778
$ 36,311
Semiconductors - 4 .02%
Lattice Semiconductor Corp
(d)
27,835 2,219
Monolithic Power Systems Inc 9,891 4,569
ON Semiconductor Corp
(d)
31,855 2,292
$ 9,080
Software - 9 .93%
Cadence Design Systems Inc
(d)
18,036 3,778
Confluent Inc
(d)
88,741 1,952
HubSpot Inc
(d)
12,851 5,410
Manhattan Associates Inc
(d)
31,233 5,175
Snowflake Inc - Class A
(d)
16,554 2,451
Synopsys Inc
(d)
9,838 3,653
$ 22,419
Telecommunications - 2 .21%
Motorola Solutions Inc 17,139 4,994
TOTAL COMMON STOCKS $ 217,767
Total Investments $ 232,133
Other Assets and Liabilities -  (2.86)% (6,451)
TOTAL NET ASSETS - 100.00% $ 225,682
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,581 or
2.47% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,679 or 2.52% of net assets.
Portfolio Summary
Sector Percent
Consumer, Cyclical 28 .37%
Consumer, Non-cyclical 24 .45%
Technology 13 .95%
Industrial 11 .28%
Communications 10 .31%
Money Market Funds 6 .37%
Energy 3 .97%
Financial 3 .12%
Basic Materials 1 .04%
Other Assets and Liabilities
( 2 .86 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 101,804 $ 88,959 $ 12,845
Principal Government Money Market Fund - Institutional Class 4.73% 11,495 15,496 26,991 —
$ 11,495 $ 117,300 $ 115,950 $ 12,845
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 78 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 29 — — —
$ 107 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .06 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .27%
iShares Russell Mid-Cap Growth ETF
(a)
35,800 $ 3,211
Money Market Funds - 3 .79%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(b),(c)
4,039,580 4,040
Principal Government Money Market Fund -
Class R-6 4.78%
(b),(d)
41,499,964 41,500
$ 45,540
TOTAL INVESTMENT COMPANIES $ 48,751
COMMON STOCKS - 96 .15 % Shares Held Value (000's)
Advertising - 0 .10%
Trade Desk Inc/The
(e)
18,965 $ 1,220
Aerospace & Defense - 1 .31%
HEICO Corp 64,195 10,826
HEICO Corp - Class A 3,195 429
Howmet Aerospace Inc 1,571 70
Spirit AeroSystems Holdings Inc 4,278 127
TransDigm Group Inc 5,668 4,336
$ 15,788
Agriculture - 0 .00%
Darling Ingredients Inc
(e)
497 30
Airlines - 0 .08%
Delta Air Lines Inc
(e)
27,665 949
Apparel - 0 .05%
Deckers Outdoor Corp
(e)
1,004 481
Skechers USA Inc
(e)
871 47
Tapestry Inc 1,376 56
$ 584
Automobile Manufacturers - 0 .02%
Lucid Group Inc
(a),(e)
23,538 187
Automobile Parts & Equipment - 0 .94%
Allison Transmission Holdings Inc 3,146 154
Aptiv PLC
(e)
108,336 11,143
$ 11,297
Banks - 0 .40%
First Citizens BancShares Inc/NC 118 119
Pinnacle Financial Partners Inc 85,262 4,624
Western Alliance Bancorp 2,794 103
$ 4,846
Beverages - 1 .44%
Boston Beer Co Inc/The
(e)
22,595 7,175
Brown-Forman Corp - A Shares 1,154 76
Brown-Forman Corp - B Shares 4,662 303
Celsius Holdings Inc
(e)
40,372 3,858
Monster Beverage Corp
(e)
105,612 5,914
$ 17,326
Biotechnology - 1 .98%
Alnylam Pharmaceuticals Inc
(e)
20,722 4,128
Certara Inc
(e)
3,242 78
Corteva Inc 103,536 6,328
Exelixis Inc
(e)
11,965 219
Guardant Health Inc
(e)
4,209 95
Horizon Therapeutics Plc
(e)
8,896 989
Incyte Corp
(e)
6,820 508
Ionis Pharmaceuticals Inc
(e)
5,607 198
Maravai LifeSciences Holdings Inc
(e)
4,740 65
Moderna Inc
(e)
9,288 1,234
Novavax Inc
(a),(e)
3,516 27
Sarepta Therapeutics Inc
(e)
17,495 2,148
Seagen Inc
(e)
38,470 7,694
Ultragenyx Pharmaceutical Inc
(e)
2,246 98
$ 23,809
Building Materials - 1 .86%
Armstrong World Industries Inc 1,131 78
Eagle Materials Inc 1,281 190
Fortune Brands Innovations Inc 52,790 3,415
Louisiana-Pacific Corp 320 19
Martin Marietta Materials Inc 23,594 8,570
Masco Corp 529 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Masterbrand Inc
(e)
1,996 $ 16
Trane Technologies PLC 5,769 1,072
Trex Co Inc
(e)
154,149 8,426
Vulcan Materials Co 2,790 488
$ 22,302
Chemicals - 0 .74%
Albemarle Corp 36,677 6,802
Axalta Coating Systems Ltd
(e)
2,316 73
CF Industries Holdings Inc 8,460 606
Chemours Co/The 3,837 112
FMC Corp 1,860 230
Mosaic Co/The 1,807 77
PPG Industries Inc 5,407 758
RPM International Inc 293 24
Valvoline Inc 7,420 256
$ 8,938
Commercial Services - 7 .82%
Booz Allen Hamilton Holding Corp 45,217 4,328
Bright Horizons Family Solutions Inc
(e)
698 53
Cintas Corp 3,493 1,592
CoStar Group Inc
(e)
170,766 13,141
Driven Brands Holdings Inc
(e)
162 5
Equifax Inc 2,625 547
Euronet Worldwide Inc
(e)
82,853 9,175
FleetCor Technologies Inc
(e)
20,281 4,338
FTI Consulting Inc
(e)
610 110
Gartner Inc
(e)
3,316 1,003
Global Payments Inc 49,079 5,532
GXO Logistics Inc
(e)
100,145 5,321
H&R Block Inc 5,430 184
MarketAxess Holdings Inc 44,312 14,108
Mister Car Wash Inc
(e)
2,563 23
Moody's Corp 21,076 6,599
Morningstar Inc 972 173
Paylocity Holding Corp
(e)
1,733 335
Quanta Services Inc 3,356 569
Ritchie Bros Auctioneers Inc 165,872 9,486
Robert Half International Inc 4,026 294
Rollins Inc 9,269 392
Shift4 Payments Inc
(e)
2,179 148
Toast Inc
(e)
205,621 3,742
TransUnion 47,560 3,272
United Rentals Inc 21,267 7,680
Verisk Analytics Inc 6,712 1,303
WEX Inc
(e)
1,359 241
WillScot Mobile Mini Holdings Corp
(e)
4,674 212
$ 93,906
Computers - 2 .97%
Crowdstrike Holdings Inc
(e)
72,821 8,742
Dell Technologies Inc 1,561 68
EPAM Systems Inc
(e)
33,565 9,480
Fortinet Inc
(e)
27,898 1,759
Genpact Ltd 4,070 181
Globant SA
(e)
67,990 10,666
HP Inc 19,494 579
KBR Inc 3,814 216
NCR Corp
(e)
124,352 2,772
NetApp Inc 9,390 591
Pure Storage Inc
(e)
12,321 281
Thoughtworks Holding Inc
(e)
3,836 24
Zscaler Inc
(e)
3,645 328
$ 35,687
Consumer Products - 0 .13%
Avery Dennison Corp 2,162 377
Church & Dwight Co Inc 4,752 462
Clorox Co/The 4,413 731
$ 1,570
Cosmetics & Personal Care - 0 .00%
Olaplex Holdings Inc
(e)
5,575 21

Schedule of Investments
MidCap Growth Fund III
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 5 .78%
Copart Inc
(e)
176,791 $ 13,975
Core & Main Inc
(e)
1,098 29
Fastenal Co 194,052 10,448
Ferguson PLC 46,632 6,567
Pool Corp 36,592 12,855
SiteOne Landscape Supply Inc
(e)
1,167 173
Watsco Inc 32,871 11,386
WESCO International Inc 1,016 146
WW Grainger Inc 19,955 13,880
$ 69,459
Diversified Financial Services - 0 .93%
Ameriprise Financial Inc 2,901 885
Apollo Global Management Inc 15,925 1,010
Blue Owl Capital Inc 18,223 205
Credit Acceptance Corp
(e)
28 14
LPL Financial Holdings Inc 41,674 8,703
Raymond James Financial Inc 673 61
Rocket Cos Inc
(a),(e)
2,851 25
Tradeweb Markets Inc 2,939 207
Upstart Holdings Inc
(a),(e)
556 8
UWM Holdings Corp
(a)
3,575 21
Western Union Co/The 5,399 59
$ 11,198
Electric - 0 .03%
AES Corp/The 5,187 123
Vistra Corp 9,794 233
$ 356
Electrical Components & Equipment - 0 .45%
ChargePoint Holdings Inc
(a),(e)
10,924 95
Generac Holdings Inc
(e)
49,435 5,053
Universal Display Corp 1,875 250
$ 5,398
Electronics - 2 .20%
Agilent Technologies Inc 11,486 1,556
Allegion plc 2,997 331
Amphenol Corp 19,086 1,440
Arrow Electronics Inc
(e)
124 14
Coherent Corp
(e)
793 27
Jabil Inc 4,587 359
Keysight Technologies Inc
(e)
100,580 14,548
Mettler-Toledo International Inc
(e)
5,319 7,933
National Instruments Corp 727 42
Vontier Corp 4,247 115
$ 26,365
Energy - Alternate Sources - 0 .99%
Enphase Energy Inc
(e)
30,374 4,987
Enviva Inc 1,320 28
Plug Power Inc
(a),(e)
11,149 101
SolarEdge Technologies Inc
(e)
23,858 6,815
$ 11,931
Engineering & Construction - 0 .02%
AECOM 362 30
TopBuild Corp
(e)
1,162 262
$ 292
Entertainment - 1 .20%
Caesars Entertainment Inc
(e)
72,889 3,301
Churchill Downs Inc 1,539 450
DraftKings Inc
(e)
15,291 335
Live Nation Entertainment Inc
(e)
3,367 228
Madison Square Garden Sports Corp 403 81
Six Flags Entertainment Corp
(e)
1,603 39
Vail Resorts Inc 41,363 9,949
$ 14,383
Environmental Control - 1 .26%
Republic Services Inc 569 82
Tetra Tech Inc 933 129
Waste Connections Inc 106,862 14,870
$ 15,081
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1 .06%
Grocery Outlet Holding Corp
(e)
331 $ 10
Hershey Co/The 5,473 1,495
Kellogg Co 6,036 421
Lamb Weston Holdings Inc 95,226 10,647
Performance Food Group Co
(e)
2,029 127
Pilgrim's Pride Corp
(e)
1,024 23
$ 12,723
Gas - 0 .00%
National Fuel Gas Co 306 17
Hand & Machine Tools - 0 .04%
Lincoln Electric Holdings Inc 2,419 406
MSA Safety Inc 614 80
$ 486
Healthcare - Products - 8 .16%
10X Genomics Inc
(e)
3,561 187
Align Technology Inc
(e)
47,118 15,327
Avantor Inc
(e)
24,482 477
Bio-Techne Corp 52,358 4,182
Bruker Corp 4,631 366
Exact Sciences Corp
(e)
1,365 88
Globus Medical Inc
(e)
244 14
ICU Medical Inc
(e)
167 32
IDEXX Laboratories Inc
(e)
47,938 23,593
Insulet Corp
(e)
56,862 18,084
Masimo Corp
(e)
1,567 296
Natera Inc
(e)
3,919 199
Novocure Ltd
(e)
4,462 294
Penumbra Inc
(e)
1,540 438
Repligen Corp
(e)
76,501 11,600
ResMed Inc 57,263 13,799
Tandem Diabetes Care Inc
(e)
2,576 102
Waters Corp
(e)
2,551 766
West Pharmaceutical Services Inc 22,609 8,167
$ 98,011
Healthcare - Services - 1 .40%
agilon health Inc
(a),(e)
7,627 185
Catalent Inc
(e)
2,465 124
Charles River Laboratories International Inc
(e)
2,031 386
Chemed Corp 6,146 3,388
DaVita Inc
(e)
2,402 217
Ginkgo Bioworks Holdings Inc
(a),(e)
6,876 8
ICON PLC
(e)
53,453 10,300
IQVIA Holdings Inc
(e)
8,019 1,509
Molina Healthcare Inc
(e)
1,920 572
Sotera Health Co
(e)
4,267 72
Syneos Health Inc
(e)
808 32
Teladoc Health Inc
(e)
696 18
$ 16,811
Home Builders - 0 .97%
DR Horton Inc 96,937 10,646
NVR Inc
(e)
91 531
PulteGroup Inc 3,828 257
Toll Brothers Inc 2,466 158
$ 11,592
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 595 40
Insurance - 0 .94%
Arch Capital Group Ltd
(e)
4,973 373
Arthur J Gallagher & Co 1,023 213
Assurant Inc 135 17
Brown & Brown Inc 775 50
Erie Indemnity Co 799 174
Everest Re Group Ltd 518 196
Kinsale Capital Group Inc 29,630 9,680
Lincoln National Corp 1,487 32
Markel Corp
(e)
131 179
RenaissanceRe Holdings Ltd 1,015 219

Schedule of Investments
MidCap Growth Fund III
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Ryan Specialty Holdings Inc
(e)
3,552 $ 145
$ 11,278
Internet - 2 .07%
CDW Corp/DE 67,898 11,515
DoorDash Inc - Class A
(e)
9,557 585
eBay Inc 3,050 142
Etsy Inc
(e)
5,401 546
Expedia Group Inc
(e)
6,372 599
Gen Digital Inc 8,488 150
GoDaddy Inc
(e)
932 71
Lyft Inc
(e)
11,262 115
Match Group Inc
(e)
112,381 4,146
Okta Inc
(e)
887 61
Opendoor Technologies Inc
(e)
6,410 9
Palo Alto Networks Inc
(e)
30,049 5,483
Pinterest Inc
(e)
5,414 124
Roku Inc
(e)
1,487 84
Spotify Technology SA
(e)
6,048 808
TripAdvisor Inc
(e)
419 7
VeriSign Inc
(e)
428 95
Wayfair Inc
(e)
2,162 75
Wix.com Ltd
(e)
1,851 161
Zillow Group Inc - A Shares
(e)
177 8
Zillow Group Inc - C Shares
(e)
441 19
$ 24,803
Leisure Products & Services - 0 .76%
Brunswick Corp/DE 542 46
Norwegian Cruise Line Holdings Ltd
(e)
1,392 19
Planet Fitness Inc
(e)
105,414 8,764
Polaris Inc 1,760 191
YETI Holdings Inc
(e)
3,724 147
$ 9,167
Lodging - 0 .77%
Choice Hotels International Inc 1,388 177
Hilton Worldwide Holdings Inc 8,202 1,181
Hyatt Hotels Corp 63,163 7,220
Las Vegas Sands Corp
(e)
5,330 340
Travel + Leisure Co 2,476 95
Wyndham Hotels & Resorts Inc 2,601 177
Wynn Resorts Ltd 565 65
$ 9,255
Machinery - Construction & Mining - 0 .01%
BWX Technologies Inc 1,536 99
Vertiv Holdings Co 2,159 32
$ 131
Machinery - Diversified - 4 .57%
AGCO Corp 352 44
Chart Industries Inc
(e)
40,883 5,442
Cognex Corp 100,775 4,806
Graco Inc 129,243 10,247
IDEX Corp 50,165 10,350
Ingersoll Rand Inc 191,022 10,892
Middleby Corp/The
(e)
166 23
Nordson Corp 577 125
Otis Worldwide Corp 2,197 187
Rockwell Automation Inc 16,685 4,729
Toro Co/The 4,507 470
Westinghouse Air Brake Technologies Corp 76,561 7,478
Xylem Inc/NY 1,082 112
$ 54,905
Media - 0 .20%
Cable One Inc 153 116
FactSet Research Systems Inc 1,639 675
Liberty Broadband Corp - A Shares
(e)
349 29
Liberty Broadband Corp - C Shares
(e)
2,394 203
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
120 8
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
969 $ 70
Liberty Media Corp-Liberty SiriusXM - A Shares
(e)
941 26
Liberty Media Corp-Liberty SiriusXM - C Shares
(e)
1,856 52
Nexstar Media Group Inc 140 24
Warner Bros Discovery Inc
(e)
74,841 1,019
World Wrestling Entertainment Inc 1,858 199
$ 2,421
Metal Fabrication & Hardware - 0 .81%
Advanced Drainage Systems Inc 2,690 231
RBC Bearings Inc
(e)
41,630 9,450
Valmont Industries Inc 130 38
$ 9,719
Mining - 0 .01%
MP Materials Corp
(e)
3,918 85
Royal Gold Inc 192 25
$ 110
Miscellaneous Manufacturers - 0 .12%
A O Smith Corp 1,302 89
Axon Enterprise Inc
(e)
2,257 476
Carlisle Cos Inc 1,871 404
Donaldson Co Inc 881 56
Parker-Hannifin Corp 1,254 407
$ 1,432
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(e)
914 263
Oil & Gas - 1 .35%
Antero Resources Corp
(e)
153,178 3,521
Coterra Energy Inc 5,526 142
Devon Energy Corp 13,746 735
Diamondback Energy Inc 66,923 9,516
Hess Corp 9,529 1,382
Ovintiv Inc 7,550 273
PDC Energy Inc 2,032 132
Range Resources Corp 6,714 178
Southwestern Energy Co
(e)
3,531 18
Texas Pacific Land Corp 247 365
$ 16,262
Oil & Gas Services - 1 .57%
Baker Hughes Co 390,905 11,430
Halliburton Co 225,119 7,373
$ 18,803
Packaging & Containers - 0 .11%
Ardagh Metal Packaging SA 1,963 8
Ball Corp 5,303 282
Berry Global Group Inc 2,535 147
Crown Holdings Inc 4,380 376
Graphic Packaging Holding Co 10,186 251
Sealed Air Corp 6,296 302
$ 1,366
Pharmaceuticals - 2 .75%
AmerisourceBergen Corp 7,050 1,176
Dexcom Inc
(e)
206,705 25,082
Neurocrine Biosciences Inc
(e)
21,220 2,144
Zoetis Inc 26,662 4,687
$ 33,089
Pipelines - 0 .16%
Cheniere Energy Inc 6,185 946
New Fortress Energy Inc 2,379 72
ONEOK Inc 2,169 142
Targa Resources Corp 9,763 738
$ 1,898
Private Equity - 0 .05%
Ares Management Corp 6,626 580
Real Estate - 0 .04%
CBRE Group Inc
(e)
6,647 510

Schedule of Investments
MidCap Growth Fund III
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .96%
Apartment Income REIT Corp 563 $ 21
Camden Property Trust 371 41
Equity LifeStyle Properties Inc 4,702 324
Extra Space Storage Inc 679 103
Iron Mountain Inc 9,341 516
Lamar Advertising Co 3,286 347
SBA Communications Corp 36,028 9,399
Simon Property Group Inc 6,837 775
$ 11,526
Retail - 11 .19%
Advance Auto Parts Inc 201 25
AutoZone Inc
(e)
3,859 10,277
Best Buy Co Inc 2,673 199
BJ's Wholesale Club Holdings Inc
(e)
3,652 279
Burlington Stores Inc
(e)
2,628 507
CarMax Inc
(e)
791 55
Carvana Co
(a),(e)
4,683 32
Casey's General Stores Inc 15,075 3,449
Chipotle Mexican Grill Inc
(e)
12,002 24,815
Darden Restaurants Inc 3,861 587
Dollar Tree Inc
(e)
2,796 430
Domino's Pizza Inc 1,114 354
Five Below Inc
(e)
74,335 14,671
Floor & Decor Holdings Inc
(e)
112,455 11,171
Freshpet Inc
(e)
42,698 2,945
Genuine Parts Co 484 81
Leslie's Inc
(e)
6,735 73
Lululemon Athletica Inc
(e)
36,855 14,002
Nordstrom Inc
(a)
4,129 64
Ollie's Bargain Outlet Holdings Inc
(e)
162 11
O'Reilly Automotive Inc
(e)
14,485 13,288
RH
(e)
293 75
Ross Stores Inc 74,098 7,909
Tractor Supply Co 50,164 11,959
Ulta Beauty Inc
(e)
16,991 9,369
Victoria's Secret & Co
(e)
2,506 78
Wendy's Co/The 7,366 163
Williams-Sonoma Inc 61,001 7,384
Yum! Brands Inc 1,400 197
$ 134,449
Semiconductors - 3 .87%
Allegro MicroSystems Inc
(e)
2,862 102
Entegris Inc 90,681 6,793
GLOBALFOUNDRIES Inc
(a),(e)
661 39
Lattice Semiconductor Corp
(e)
93,185 7,427
Marvell Technology Inc 170,293 6,723
Microchip Technology Inc 19,651 1,434
Monolithic Power Systems Inc 40,436 18,681
ON Semiconductor Corp
(e)
11,700 842
Teradyne Inc 6,137 561
Wolfspeed Inc
(e)
83,397 3,882
$ 46,484
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 372 75
Software - 16 .77%
Alteryx Inc
(e)
2,592 107
ANSYS Inc
(e)
35,002 10,988
AppLovin Corp
(e)
9,452 161
Aspen Technology Inc
(e)
1,163 206
Bentley Systems Inc 7,284 310
BILL Holdings Inc
(e)
51,475 3,954
Black Knight Inc
(e)
609 33
Broadridge Financial Solutions Inc 80,121 11,651
Cadence Design Systems Inc
(e)
62,555 13,102
CCC Intelligent Solutions Holdings Inc
(e)
2,949 26
Ceridian HCM Holding Inc
(e)
1,121 71
Cloudflare Inc
(e)
12,221 575
Confluent Inc
(e)
5,364 118
Datadog Inc
(e)
47,427 3,196
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Definitive Healthcare Corp
(e)
846 $ 9
DocuSign Inc
(e)
8,536 422
DoubleVerify Holdings Inc
(e)
3,224 95
Doximity Inc
(e)
226,853 8,337
Dropbox Inc - A Shares
(e)
10,802 220
Dynatrace Inc
(e)
9,349 395
Elastic NV
(e)
3,342 191
Electronic Arts Inc 732 93
Fair Isaac Corp
(e)
6,558 4,774
Five9 Inc
(e)
43,746 2,836
HubSpot Inc
(e)
2,000 842
Informatica Inc
(e)
317 5
Jack Henry & Associates Inc 73,232 11,962
Jamf Holding Corp
(e)
2,524 48
Manhattan Associates Inc
(e)
1,653 274
MongoDB Inc
(e)
2,864 687
MSCI Inc 43,630 21,050
nCino Inc
(e)
622 15
New Relic Inc
(e)
2,300 164
Nutanix Inc
(e)
5,167 124
Palantir Technologies Inc
(e)
79,489 616
Paychex Inc 13,943 1,532
Paycom Software Inc
(e)
63,024 18,300
Pegasystems Inc 1,784 81
Playtika Holding Corp
(e)
3,570 36
Procore Technologies Inc
(e)
2,210 118
PTC Inc
(e)
105,263 13,240
RingCentral Inc
(e)
3,680 101
ROBLOX Corp
(e)
19,336 688
SentinelOne Inc
(e)
5,798 93
Smartsheet Inc
(e)
5,492 224
Snowflake Inc - Class A
(e)
16,790 2,486
Splunk Inc
(e)
7,030 606
Synopsys Inc
(e)
80,388 29,850
Take-Two Interactive Software Inc
(e)
40,427 5,025
Teradata Corp
(e)
2,394 93
Twilio Inc
(e)
61,996 3,262
Tyler Technologies Inc
(e)
60,654 22,990
UiPath Inc
(e)
1,545 22
Unity Software Inc
(a),(e)
6,865 185
Veeva Systems Inc
(e)
23,675 4,239
Zoom Video Communications Inc
(e)
5,351 329
ZoomInfo Technologies Inc
(e)
11,874 260
$ 201,417
Telecommunications - 1 .01%
Arista Networks Inc
(e)
74,977 12,008
Corning Inc 1,875 63
Ubiquiti Inc 52 12
$ 12,083
Toys, Games & Hobbies - 0 .01%
Mattel Inc
(e)
7,318 132
Transportation - 1 .69%
CH Robinson Worldwide Inc 1,347 136
Expeditors International of Washington Inc 2,116 241
JB Hunt Transport Services Inc 50,902 8,923
Landstar System Inc 1,372 241
Old Dominion Freight Line Inc 33,348 10,684
RXO Inc
(e)
394 7
XPO Inc
(e)
336 15
$ 20,247
TOTAL COMMON STOCKS $ 1,155,008
Total Investments $ 1,203,759
Other Assets and Liabilities -  (0.21)% (2,544)
TOTAL NET ASSETS - 100.00% $ 1,201,215

Schedule of Investments
MidCap Growth Fund III
April 30, 2023 (unaudited)
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,971 or 0.33% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,040 or
0.34% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 24 .74%
Technology 23 .63%
Consumer, Cyclical 21 .77%
Industrial 14 .46%
Energy 4 .07%
Money Market Funds 3 .79%
Communications 3 .38%
Financial 3 .32%
Basic Materials 0 .75%
Investment Companies 0 .27%
Utilities 0 .03%
Other Assets and Liabilities
( 0 .21 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 206,154 $ 164,654 $ 41,500
Principal Government Money Market Fund - Institutional Class 4.73% 36,946 48,700 85,646 —
$ 36,946 $ 254,854 $ 250,300 $ 41,500
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 523 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 159 — — —
$ 682 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2023 Long 36 $ 9,002 $ 273
Total $ 273
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .17 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
iShares Core S&P Mid-Cap ETF 14,300 $ 3,549
Money Market Funds - 2 .89%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
3,909,812 3,910
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(c)
33,424,392 33,425
$ 37,335
TOTAL INVESTMENT COMPANIES $ 40,884
COMMON STOCKS - 97 .11 % Shares Held Value (000's)
Aerospace & Defense - 0 .70%
Curtiss-Wright Corp 22,600 $ 3,838
Hexcel Corp 49,725 3,584
Mercury Systems Inc
(d)
34,282 1,635
$ 9,057
Agriculture - 0 .44%
Darling Ingredients Inc
(d)
94,552 5,632
Airlines - 0 .11%
JetBlue Airways Corp
(d)
191,072 1,364
Apparel - 2 .14%
Capri Holdings Ltd
(d)
74,163 3,078
Carter's Inc 22,513 1,571
Columbia Sportswear Co 20,887 1,745
Crocs Inc
(d)
36,426 4,505
Deckers Outdoor Corp
(d)
15,550 7,454
PVH Corp 37,387 3,208
Skechers USA Inc
(d)
79,180 4,211
Under Armour Inc - Class A
(d)
111,327 987
Under Armour Inc - Class C
(d)
111,839 899
$ 27,658
Automobile Parts & Equipment - 1 .73%
Adient PLC
(d)
56,272 2,079
Autoliv Inc 45,761 3,927
Dana Inc 75,269 1,113
Fox Factory Holding Corp
(d)
24,935 2,764
Gentex Corp 138,393 3,818
Goodyear Tire & Rubber Co/The
(d)
166,875 1,781
Lear Corp 34,885 4,453
Visteon Corp
(d)
16,604 2,331
$ 22,266
Banks - 5 .48%
Associated Banc-Corp 88,705 1,582
Bank of Hawaii Corp 23,501 1,138
Bank OZK 64,981 2,321
Cadence Bank 107,629 2,176
Cathay General Bancorp 42,914 1,368
Columbia Banking System Inc 122,690 2,621
Commerce Bancshares Inc/MO 67,106 3,748
Cullen/Frost Bankers Inc 37,969 4,186
East West Bancorp Inc 83,152 4,298
First Financial Bankshares Inc 76,578 2,241
First Horizon Corp 316,574 5,556
FNB Corp/PA 212,658 2,441
Fulton Financial Corp 98,876 1,180
Glacier Bancorp Inc 65,354 2,172
Hancock Whitney Corp 50,556 1,846
Home BancShares Inc/AR 111,615 2,430
International Bancshares Corp 31,148 1,329
Old National Bancorp/IN 172,798 2,317
Pinnacle Financial Partners Inc 45,132 2,447
Prosperity Bancshares Inc 53,872 3,373
SouthState Corp 44,656 3,080
Synovus Financial Corp 85,830 2,644
Texas Capital Bancshares Inc
(d)
28,453 1,430
UMB Financial Corp 25,656 1,632
United Bankshares Inc/WV 79,213 2,624
Valley National Bancorp 247,951 2,326
Webster Financial Corp 102,657 3,829
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wintrust Financial Corp 35,849 $ 2,451
$ 70,786
Beverages - 0 .44%
Boston Beer Co Inc/The
(d)
5,561 1,766
Celsius Holdings Inc
(d)
23,833 2,278
Coca-Cola Consolidated Inc 2,715 1,600
$ 5,644
Biotechnology - 1 .12%
Arrowhead Pharmaceuticals Inc
(d)
63,897 2,262
Exelixis Inc
(d)
191,196 3,499
Halozyme Therapeutics Inc
(d)
79,770 2,563
United Therapeutics Corp
(d)
26,889 6,188
$ 14,512
Building Materials - 3 .34%
Builders FirstSource Inc
(d)
86,827 8,229
Eagle Materials Inc 21,269 3,152
Fortune Brands Innovations Inc 75,657 4,894
Lennox International Inc 19,043 5,368
Louisiana-Pacific Corp 42,297 2,527
MDU Resources Group Inc 119,968 3,506
Owens Corning 55,135 5,889
Simpson Manufacturing Co Inc 25,131 3,161
Trex Co Inc
(d)
64,741 3,539
UFP Industries Inc 36,364 2,855
$ 43,120
Chemicals - 2 .71%
Ashland Inc 29,456 2,993
Avient Corp 50,433 1,942
Axalta Coating Systems Ltd
(d)
130,142 4,109
Cabot Corp 33,228 2,384
Chemours Co/The 87,511 2,544
Ingevity Corp
(d)
20,725 1,487
NewMarket Corp 3,950 1,578
Olin Corp 72,588 4,021
RPM International Inc 76,158 6,247
Sensient Technologies Corp 24,801 1,847
Valvoline Inc 101,434 3,505
Westlake Corp 20,316 2,312
$ 34,969
Commercial Services - 4 .22%
Aramark 153,689 5,333
ASGN Inc
(d)
29,438 2,108
Avis Budget Group Inc
(d)
14,677 2,593
Brink's Co/The 27,403 1,722
Euronet Worldwide Inc
(d)
27,795 3,078
FTI Consulting Inc
(d)
20,309 3,666
Graham Holdings Co 2,265 1,304
Grand Canyon Education Inc
(d)
18,095 2,148
GXO Logistics Inc
(d)
69,992 3,719
H&R Block Inc 89,836 3,046
Hertz Global Holdings Inc
(d)
95,101 1,586
Insperity Inc 20,992 2,571
John Wiley & Sons Inc 25,255 974
ManpowerGroup Inc 29,827 2,258
Paylocity Holding Corp
(d)
24,348 4,706
Progyny Inc
(d)
44,386 1,475
R1 RCM Inc
(d)
81,089 1,264
Service Corp International/US 90,738 6,369
WEX Inc
(d)
25,718 4,561
$ 54,481
Computers - 2 .73%
CACI International Inc
(d)
13,868 4,345
Crane NXT Co 28,154 1,333
ExlService Holdings Inc
(d)
19,506 3,480
Genpact Ltd 99,283 4,423
KBR Inc 80,940 4,592
Kyndryl Holdings Inc
(d)
120,796 1,747
Lumentum Holdings Inc
(d)
40,412 1,950

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Maximus Inc 35,854 $ 2,999
NCR Corp
(d)
81,414 1,815
Qualys Inc
(d)
20,395 2,303
Science Applications International Corp 32,229 3,288
Super Micro Computer Inc
(d)
27,528 2,902
$ 35,177
Consumer Products - 0 .11%
Helen of Troy Ltd
(d)
14,155 1,420
Cosmetics & Personal Care - 0 .20%
Coty Inc
(d)
216,286 2,567
Distribution & Wholesale - 0 .79%
Univar Solutions Inc
(d)
96,261 3,417
Watsco Inc 19,624 6,798
$ 10,215
Diversified Financial Services - 2 .71%
Affiliated Managers Group Inc 22,223 3,209
Evercore Inc - Class A 21,079 2,404
Federated Hermes Inc 49,872 2,064
Interactive Brokers Group Inc - A Shares 60,690 4,725
Janus Henderson Group PLC 78,185 2,029
Jefferies Financial Group Inc 106,740 3,419
Navient Corp 59,821 989
SEI Investments Co 60,154 3,544
SLM Corp 142,002 2,133
Stifel Financial Corp 62,151 3,727
Voya Financial Inc 57,226 4,377
Western Union Co/The 220,347 2,408
$ 35,028
Electric - 1 .91%
ALLETE Inc 33,723 2,104
Black Hills Corp 38,393 2,507
Hawaiian Electric Industries Inc 64,583 2,532
IDACORP Inc 29,830 3,315
NorthWestern Corp 34,088 1,998
OGE Energy Corp 118,110 4,434
Ormat Technologies Inc 30,959 2,656
PNM Resources Inc 50,639 2,437
Portland General Electric Co 52,668 2,666
$ 24,649
Electrical Components & Equipment - 1 .43%
Acuity Brands Inc 18,908 2,976
Belden Inc 25,253 1,992
Energizer Holdings Inc 39,189 1,310
EnerSys 24,100 2,000
Littelfuse Inc 14,605 3,538
Novanta Inc
(d)
21,056 3,218
Universal Display Corp 25,639 3,422
$ 18,456
Electronics - 3 .30%
Arrow Electronics Inc
(d)
34,384 3,935
Avnet Inc 53,909 2,224
Coherent Corp
(d)
81,982 2,799
Hubbell Inc 31,623 8,517
Jabil Inc 78,627 6,145
National Instruments Corp 77,030 4,485
nVent Electric PLC 98,278 4,121
TD SYNNEX Corp 24,756 2,204
Vicor Corp
(d)
13,151 565
Vishay Intertechnology Inc 76,440 1,627
Vontier Corp 93,208 2,529
Woodward Inc 35,237 3,383
$ 42,534
Energy - Alternate Sources - 0 .26%
SunPower Corp
(d)
50,353 666
Sunrun Inc
(d)
125,721 2,645
$ 3,311
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 1 .87%
AECOM 81,974 $ 6,808
EMCOR Group Inc 28,114 4,808
Exponent Inc 29,879 2,750
Fluor Corp
(d)
83,825 2,436
MasTec Inc
(d)
34,956 3,104
TopBuild Corp
(d)
18,863 4,253
$ 24,159
Entertainment - 1 .15%
Churchill Downs Inc 19,418 5,681
Light & Wonder Inc
(d)
55,264 3,332
Marriott Vacations Worldwide Corp 22,608 3,042
Penn Entertainment Inc
(d)
91,512 2,726
$ 14,781
Environmental Control - 0 .86%
Clean Harbors Inc
(d)
29,668 4,306
Stericycle Inc
(d)
54,385 2,483
Tetra Tech Inc 31,401 4,345
$ 11,134
Food - 2 .11%
Flowers Foods Inc 113,348 3,118
Grocery Outlet Holding Corp
(d)
52,225 1,555
Ingredion Inc 38,757 4,115
Lancaster Colony Corp 11,712 2,449
Performance Food Group Co
(d)
92,115 5,775
Pilgrim's Pride Corp
(d)
26,507 605
Post Holdings Inc
(d)
31,632 2,862
Sprouts Farmers Market Inc
(d)
62,449 2,165
US Foods Holding Corp
(d)
120,732 4,636
$ 27,280
Gas - 1 .31%
National Fuel Gas Co 54,156 3,027
New Jersey Resources Corp 57,160 2,952
ONE Gas Inc 31,941 2,458
Southwest Gas Holdings Inc 38,333 2,147
Spire Inc 31,000 2,100
UGI Corp 123,629 4,188
$ 16,872
Hand & Machine Tools - 1 .05%
Lincoln Electric Holdings Inc 34,063 5,716
MSA Safety Inc 21,738 2,820
Regal Rexnord Corp 39,027 5,080
$ 13,616
Healthcare - Products - 4 .73%
Azenta Inc
(d)
40,767 1,773
Bruker Corp 59,005 4,669
Enovis Corp
(d)
28,111 1,638
Envista Holdings Corp
(d)
96,280 3,706
Globus Medical Inc
(d)
45,933 2,671
Haemonetics Corp
(d)
29,763 2,491
ICU Medical Inc
(d)
11,885 2,248
Inari Medical Inc
(d)
28,488 1,892
Integra LifeSciences Holdings Corp
(d)
42,867 2,371
Lantheus Holdings Inc
(d)
40,608 3,470
LivaNova PLC
(d)
31,577 1,513
Masimo Corp
(d)
28,531 5,396
Neogen Corp
(d)
127,521 2,196
Omnicell Inc
(d)
26,342 1,601
Patterson Cos Inc 50,967 1,382
Penumbra Inc
(d)
22,406 6,366
QuidelOrtho Corp
(d)
31,561 2,839
Repligen Corp
(d)
30,464 4,619
Shockwave Medical Inc
(d)
21,323 6,187
STAAR Surgical Co
(d)
28,440 2,004
$ 61,032
Healthcare - Services - 2 .15%
Acadia Healthcare Co Inc
(d)
53,672 3,880
Amedisys Inc
(d)
19,168 1,539
Chemed Corp 8,772 4,836

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Encompass Health Corp 58,870 $ 3,777
HealthEquity Inc
(d)
49,934 2,669
Medpace Holdings Inc
(d)
14,862 2,974
Sotera Health Co
(d)
58,252 977
Syneos Health Inc
(d)
60,709 2,383
Tenet Healthcare Corp
(d)
63,788 4,677
$ 27,712
Home Builders - 0 .87%
KB Home 48,156 2,110
Taylor Morrison Home Corp
(d)
63,920 2,755
Thor Industries Inc 31,574 2,495
Toll Brothers Inc 60,666 3,877
$ 11,237
Home Furnishings - 0 .49%
Leggett & Platt Inc 78,229 2,527
Tempur Sealy International Inc 100,528 3,767
$ 6,294
Housewares - 0 .12%
Scotts Miracle-Gro Co/The 24,097 1,610
Insurance - 4 .36%
American Financial Group Inc/OH 41,216 5,059
Brighthouse Financial Inc
(d)
40,281 1,780
CNO Financial Group Inc 67,457 1,514
Essent Group Ltd 63,528 2,698
First American Financial Corp 61,085 3,519
Hanover Insurance Group Inc/The 21,003 2,511
Kemper Corp 37,734 1,836
Kinsale Capital Group Inc 12,800 4,182
MGIC Investment Corp 173,111 2,574
Old Republic International Corp 162,734 4,112
Primerica Inc 21,769 3,973
Reinsurance Group of America Inc 39,336 5,598
RenaissanceRe Holdings Ltd 25,793 5,556
RLI Corp 23,875 3,320
Selective Insurance Group Inc 35,598 3,429
Unum Group 110,324 4,656
$ 56,317
Internet - 0 .24%
TripAdvisor Inc
(d)
61,819 1,096
Ziff Davis Inc
(d)
27,842 2,036
$ 3,132
Iron & Steel - 1 .51%
Cleveland-Cliffs Inc
(d)
304,003 4,676
Commercial Metals Co 69,097 3,226
Reliance Steel & Aluminum Co 34,626 8,580
United States Steel Corp 133,686 3,059
$ 19,541
Leisure Products & Services - 1 .07%
Brunswick Corp/DE 42,775 3,627
Harley-Davidson Inc 78,481 2,912
Polaris Inc 32,142 3,492
Topgolf Callaway Brands Corp
(d)
81,790 1,813
YETI Holdings Inc
(d)
50,883 2,007
$ 13,851
Lodging - 0 .99%
Boyd Gaming Corp 46,798 3,248
Choice Hotels International Inc 16,350 2,085
Hilton Grand Vacations Inc
(d)
46,835 2,004
Travel + Leisure Co 47,953 1,835
Wyndham Hotels & Resorts Inc 52,108 3,555
$ 12,727
Machinery - Construction & Mining - 0 .37%
Oshkosh Corp 38,580 2,952
Terex Corp 39,823 1,776
$ 4,728
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 3 .14%
AGCO Corp 36,527 $ 4,527
Chart Industries Inc
(d)
25,106 3,342
Cognex Corp 102,021 4,865
Crane Co
(d)
28,154 2,029
Esab Corp 30,480 1,779
Flowserve Corp 77,104 2,574
Graco Inc 99,424 7,883
Middleby Corp/The
(d)
31,790 4,479
Toro Co/The 61,756 6,439
Watts Water Technologies Inc 16,115 2,606
$ 40,523
Media - 1 .15%
Cable One Inc 2,844 2,157
New York Times Co/The 97,128 3,861
Nexstar Media Group Inc 22,247 3,859
TEGNA Inc 131,625 2,251
World Wrestling Entertainment Inc 25,573 2,740
$ 14,868
Metal Fabrication & Hardware - 0 .84%
Advanced Drainage Systems Inc 36,900 3,163
Timken Co/The 39,054 3,001
Valmont Industries Inc 12,586 3,657
Worthington Industries Inc 17,889 1,063
$ 10,884
Mining - 0 .79%
Alcoa Corp 104,403 3,878
MP Materials Corp
(d)
54,467 1,180
Royal Gold Inc 38,728 5,129
$ 10,187
Miscellaneous Manufacturers - 1 .83%
Axon Enterprise Inc
(d)
39,885 8,404
Carlisle Cos Inc 30,510 6,586
Donaldson Co Inc 71,789 4,562
ITT Inc 48,790 4,120
$ 23,672
Office & Business Equipment - 0 .08%
Xerox Holdings Corp 66,171 1,037
Oil & Gas - 2 .62%
Antero Resources Corp
(d)
162,901 3,745
Chord Energy Corp 24,544 3,493
CNX Resources Corp
(d)
100,367 1,559
HF Sinclair Corp 79,344 3,500
Matador Resources Co 66,225 3,247
Murphy Oil Corp 86,208 3,165
PBF Energy Inc 67,429 2,351
PDC Energy Inc 54,362 3,536
Range Resources Corp 142,554 3,770
Southwestern Energy Co
(d)
651,056 3,379
Valaris Ltd
(d)
35,480 2,129
$ 33,874
Oil & Gas Services - 0 .55%
ChampionX Corp 117,187 3,173
NOV Inc 231,736 3,882
$ 7,055
Packaging & Containers - 0 .89%
AptarGroup Inc 38,514 4,564
Greif Inc - Class A 15,107 949
Silgan Holdings Inc 49,356 2,431
Sonoco Products Co 57,528 3,488
$ 11,432
Pharmaceuticals - 1 .54%
BellRing Brands Inc
(d)
78,802 2,836
Jazz Pharmaceuticals PLC
(d)
37,148 5,218
Neurocrine Biosciences Inc
(d)
56,983 5,758
Option Care Health Inc
(d)
98,728 3,174
Perrigo Co PLC 79,432 2,954
$ 19,940

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .48%
Antero Midstream Corp 197,598 $ 2,126
DT Midstream Inc 57,078 2,812
Equitrans Midstream Corp 255,319 1,315
$ 6,253
Real Estate - 0 .30%
Jones Lang LaSalle Inc
(d)
28,002 3,893
REITs - 7 .80%
Agree Realty Corp 52,254 3,553
Annaly Capital Management Inc 276,280 5,520
Apartment Income REIT Corp 87,745 3,245
Brixmor Property Group Inc 176,934 3,774
Corporate Office Properties Trust 66,324 1,518
Cousins Properties Inc 89,396 1,950
CubeSmart 132,489 6,027
Douglas Emmett Inc 103,707 1,336
EastGroup Properties Inc 25,707 4,282
EPR Properties 44,259 1,857
First Industrial Realty Trust Inc 77,953 4,090
Healthcare Realty Trust Inc 224,519 4,441
Highwoods Properties Inc 62,070 1,423
Independence Realty Trust Inc 132,056 2,199
Kilroy Realty Corp 62,169 1,818
Kite Realty Group Trust 129,258 2,678
Lamar Advertising Co 51,482 5,440
Life Storage Inc 50,146 6,739
Macerich Co/The 126,982 1,268
Medical Properties Trust Inc 353,370 3,099
National Retail Properties Inc 107,051 4,657
National Storage Affiliates Trust 49,854 1,922
Omega Healthcare Investors Inc 138,198 3,698
Park Hotels & Resorts Inc 132,647 1,598
Physicians Realty Trust 134,663 1,942
PotlatchDeltic Corp 47,655 2,203
Rayonier Inc 86,890 2,725
Rexford Industrial Realty Inc 111,566 6,222
Sabra Health Care REIT Inc 136,266 1,553
Spirit Realty Capital Inc 82,394 3,169
Starwood Property Trust Inc 182,637 3,267
Vornado Realty Trust 95,057 1,427
$ 100,640
Retail - 5 .49%
AutoNation Inc
(d)
20,179 2,658
BJ's Wholesale Club Holdings Inc
(d)
79,310 6,057
Casey's General Stores Inc 21,981 5,030
Dick's Sporting Goods Inc 35,302 5,119
FirstCash Holdings Inc 22,121 2,279
Five Below Inc
(d)
32,750 6,463
Foot Locker Inc 46,796 1,965
GameStop Corp
(d),(e)
149,140 2,877
Gap Inc/The 124,910 1,199
Kohl's Corp 65,181 1,436
Lithia Motors Inc 16,129 3,563
Macy's Inc 159,944 2,613
MSC Industrial Direct Co Inc 27,916 2,533
Murphy USA Inc 11,806 3,249
Nordstrom Inc
(e)
66,109 1,022
Ollie's Bargain Outlet Holdings Inc
(d)
34,148 2,228
Papa John's International Inc 18,967 1,419
RH
(d)
11,022 2,812
Texas Roadhouse Inc 39,477 4,367
Victoria's Secret & Co
(d)
47,685 1,479
Wendy's Co/The 100,541 2,222
Williams-Sonoma Inc 39,272 4,753
Wingstop Inc 17,650 3,532
$ 70,875
Savings & Loans - 0 .33%
New York Community Bancorp Inc 401,885 4,296
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 2 .35%
Allegro MicroSystems Inc
(d)
38,413 $ 1,374
Amkor Technology Inc 59,255 1,326
Cirrus Logic Inc
(d)
32,599 2,797
IPG Photonics Corp
(d)
18,968 2,181
Lattice Semiconductor Corp
(d)
80,859 6,444
MACOM Technology Solutions Holdings Inc
(d)
30,462 1,777
MKS Instruments Inc 33,744 2,830
Power Integrations Inc 33,620 2,447
Silicon Laboratories Inc
(d)
18,820 2,622
SiTime Corp
(d)
9,487 1,029
Synaptics Inc
(d)
23,242 2,058
Wolfspeed Inc
(d)
73,401 3,417
$ 30,302
Software - 2 .05%
ACI Worldwide Inc
(d)
66,295 1,679
Aspen Technology Inc
(d)
17,195 3,043
Blackbaud Inc
(d)
26,312 1,825
CommVault Systems Inc
(d)
26,284 1,532
Concentrix Corp 25,189 2,431
Dynatrace Inc
(d)
127,895 5,407
Envestnet Inc
(d)
32,639 2,069
Manhattan Associates Inc
(d)
36,870 6,109
Teradata Corp
(d)
60,058 2,325
$ 26,420
Telecommunications - 1 .03%
Calix Inc
(d)
33,588 1,535
Ciena Corp
(d)
87,558 4,031
Frontier Communications Parent Inc
(d)
131,532 2,965
Iridium Communications Inc 74,124 4,705
$ 13,236
Toys, Games & Hobbies - 0 .29%
Mattel Inc
(d)
209,080 3,763
Transportation - 1 .79%
Kirby Corp
(d)
35,337 2,539
Knight-Swift Transportation Holdings Inc 94,803 5,339
Landstar System Inc 21,196 3,731
Ryder System Inc 29,646 2,347
Saia Inc
(d)
15,612 4,649
Werner Enterprises Inc 34,688 1,567
XPO Inc
(d)
67,845 2,997
$ 23,169
Trucking & Leasing - 0 .18%
GATX Corp 20,767 2,366
Water - 0 .47%
Essential Utilities Inc 140,813 6,013
TOTAL COMMON STOCKS $ 1,253,567
Total Investments $ 1,294,451
Other Assets and Liabilities -  (0.28)% (3,668)
TOTAL NET ASSETS - 100.00% $ 1,290,783
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,910 or
0.30% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,860 or 0.30% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Industrial 21 .59%
Financial 20 .98%
Consumer, Non-cyclical 17 .06%
Consumer, Cyclical 15 .24%
Technology 7 .21%
Basic Materials 5 .01%
Energy 3 .91%
Utilities 3 .69%
Money Market Funds 2 .89%
Communications 2 .42%
Investment Companies 0 .28%
Other Assets and Liabilities
( 0 .28 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 164,732 $ 131,307 $ 33,425
Principal Government Money Market Fund - Institutional Class 4.73% 36,160 50,734 86,894 —
$ 36,160 $ 215,466 $ 218,201 $ 33,425
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 442 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 110 — — —
$ 552 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2023 Long 141 $ 35,258 $ 541
Total $ 541
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .28 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
iShares Russell Mid-Cap Value ETF 102,800 $ 10,921
Money Market Funds - 3 .00%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
2,538,562 2,539
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(c)
112,795,657 112,796
$ 115,335
TOTAL INVESTMENT COMPANIES $ 126,256
COMMON STOCKS - 96 .80 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 31,907 $ 1,140
Omnicom Group Inc 16,499 1,494
$ 2,634
Aerospace & Defense - 0 .12%
Curtiss-Wright Corp 3,151 535
HEICO Corp 234 40
HEICO Corp - Class A 410 55
Hexcel Corp 6,894 497
Howmet Aerospace Inc 27,528 1,219
Mercury Systems Inc
(d)
4,053 193
Spirit AeroSystems Holdings Inc 416 12
TransDigm Group Inc 2,588 1,980
$ 4,531
Agriculture - 0 .05%
Bunge Ltd 11,380 1,065
Darling Ingredients Inc
(d)
12,257 730
$ 1,795
Airlines - 1 .42%
Alaska Air Group Inc
(d)
814,995 35,420
American Airlines Group Inc
(d)
53,106 724
Copa Holdings SA 174,637 15,773
JetBlue Airways Corp
(d)
26,286 188
Southwest Airlines Co 48,736 1,476
United Airlines Holdings Inc
(d)
26,842 1,176
$ 54,757
Apparel - 1 .23%
Capri Holdings Ltd
(d)
10,088 419
Carter's Inc 3,075 214
Columbia Sportswear Co 2,963 247
Deckers Outdoor Corp
(d)
253 121
Hanesbrands Inc 28,569 150
PVH Corp 5,189 445
Ralph Lauren Corp 195,342 22,424
Skechers USA Inc
(d)
9,346 497
Tapestry Inc 537,310 21,928
Under Armour Inc - Class A
(d)
15,435 137
Under Armour Inc - Class C
(d)
15,635 126
VF Corp 28,768 676
$ 47,384
Automobile Manufacturers - 0 .31%
Cummins Inc 35,355 8,310
Lucid Group Inc
(d),(e)
2,812 22
PACCAR Inc 42,119 3,146
Rivian Automotive Inc
(d)
42,764 548
$ 12,026
Automobile Parts & Equipment - 2 .64%
Allison Transmission Holdings Inc 347,918 16,975
Aptiv PLC
(d)
374,666 38,538
BorgWarner Inc 930,195 44,769
Gentex Corp 19,332 533
Lear Corp 4,846 619
QuantumScape Corp
(d),(e)
21,247 149
$ 101,583
Banks - 2 .88%
Bank of Hawaii Corp 3,219 156
Bank of New York Mellon Corp/The 917,057 39,058
Bank OZK 120,669 4,311
BOK Financial Corp 2,390 200
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Citizens Financial Group Inc 40,180 $ 1,243
Columbia Banking System Inc 17,036 364
Comerica Inc 10,734 466
Commerce Bancshares Inc/MO 9,354 522
Cullen/Frost Bankers Inc 4,799 529
East West Bancorp Inc 11,636 601
Fifth Third Bancorp 56,070 1,469
First Citizens BancShares Inc/NC 682 687
First Hawaiian Inc 10,511 201
First Horizon Corp 43,542 764
First Republic Bank/CA
(e)
15,247 54
FNB Corp/PA 29,449 338
Huntington Bancshares Inc/OH 1,309,103 14,662
KeyCorp 76,465 861
M&T Bank Corp 14,143 1,779
Northern Trust Corp 16,916 1,322
PacWest Bancorp
(e)
9,513 97
Pinnacle Financial Partners Inc 6,167 334
Popular Inc 5,795 348
Prosperity Bancshares Inc 560,004 35,067
Regions Financial Corp 76,918 1,405
State Street Corp 28,708 2,074
Synovus Financial Corp 11,846 365
Webster Financial Corp 14,214 530
Western Alliance Bancorp 3,359 125
Wintrust Financial Corp 4,930 337
Zions Bancorp NA 12,112 337
$ 110,606
Beverages - 0 .11%
Boston Beer Co Inc/The
(d)
38 12
Brown-Forman Corp - A Shares 1,537 101
Brown-Forman Corp - B Shares 49,714 3,236
Molson Coors Beverage Co 14,404 857
$ 4,206
Biotechnology - 1 .39%
Biogen Inc
(d)
11,795 3,588
BioMarin Pharmaceutical Inc
(d)
75,170 7,219
Bio-Rad Laboratories Inc
(d)
1,760 793
Certara Inc
(d)
3,387 82
Corteva Inc 58,881 3,599
Exelixis Inc
(d)
623,013 11,402
Horizon Therapeutics Plc
(d)
1,276 142
Incyte Corp
(d)
85,481 6,360
Ionis Pharmaceuticals Inc
(d)
942 33
Mirati Therapeutics Inc
(d)
3,677 163
Royalty Pharma PLC 163,571 5,750
Ultragenyx Pharmaceutical Inc
(d)
1,215 53
United Therapeutics Corp
(d)
61,474 14,147
$ 53,331
Building Materials - 2 .14%
Armstrong World Industries Inc 1,575 108
AZEK Co Inc/The
(d)
9,153 248
Builders FirstSource Inc
(d)
11,963 1,134
Carrier Global Corp 710,786 29,725
Eagle Materials Inc 94,061 13,941
Fortune Brands Innovations Inc 6,889 446
Hayward Holdings Inc
(d)
5,545 67
Lennox International Inc 2,632 742
Louisiana-Pacific Corp 5,286 316
Martin Marietta Materials Inc 4,666 1,695
Masco Corp 17,575 940
Masterbrand Inc
(d)
6,896 56
MDU Resources Group Inc 16,619 485
Mohawk Industries Inc
(d)
4,327 458
Owens Corning 275,676 29,445
Trane Technologies PLC 7,926 1,473
Vulcan Materials Co 5,575 976
$ 82,255

Schedule of Investments
MidCap Value Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .13%
Albemarle Corp 4,672 $ 866
Ashland Inc 38,500 3,911
Axalta Coating Systems Ltd
(d)
13,753 434
Celanese Corp 8,912 947
Chemours Co/The 4,813 140
DuPont de Nemours Inc 37,750 2,632
Eastman Chemical Co 9,839 829
Element Solutions Inc 18,545 337
FMC Corp 6,814 842
Huntsman Corp 14,995 402
International Flavors & Fragrances Inc 20,975 2,034
LyondellBasell Industries NV 21,149 2,001
Mosaic Co/The 24,528 1,051
NewMarket Corp 472 189
Olin Corp 10,033 556
PPG Industries Inc 9,095 1,276
RPM International Inc 319,966 26,246
Westlake Corp 326,715 37,174
$ 81,867
Commercial Services - 2 .70%
ADT Inc 17,130 115
Affirm Holdings Inc
(d),(e)
18,206 180
Aramark 19,350 671
Avis Budget Group Inc
(d)
2,103 372
Bright Horizons Family Solutions Inc
(d)
3,398 259
Cintas Corp 477 217
Clarivate PLC
(d)
38,848 344
CoStar Group Inc
(d)
28,448 2,189
Driven Brands Holdings Inc
(d)
4,826 148
Dun & Bradstreet Holdings Inc 20,691 231
Equifax Inc 5,001 1,042
Euronet Worldwide Inc
(d)
966 107
FTI Consulting Inc
(d)
1,606 290
Global Payments Inc 361,490 40,743
Grand Canyon Education Inc
(d)
136,690 16,225
GXO Logistics Inc
(d)
7,744 411
H&R Block Inc 367,020 12,446
Hertz Global Holdings Inc
(d)
15,000 250
ManpowerGroup Inc 309,140 23,405
Mister Car Wash Inc
(d)
1,686 15
Morningstar Inc 193 34
Quanta Services Inc 5,314 901
Ritchie Bros Auctioneers Inc 987 56
Robert Half International Inc 1,026 75
Rollins Inc 1,412 60
Service Corp International/US 12,304 864
TransUnion 4,229 291
U-Haul Holding Co 741 45
U-Haul Holding Co 6,663 361
United Rentals Inc 3,110 1,123
WEX Inc
(d)
990 176
WillScot Mobile Mini Holdings Corp
(d)
7,835 356
$ 104,002
Computers - 5 .59%
Amdocs Ltd 59,233 5,405
CACI International Inc
(d)
1,905 597
Crane NXT Co 3,870 183
Dell Technologies Inc 16,468 716
DXC Technology Co
(d)
941,928 22,465
Genpact Ltd 930,832 41,469
Hewlett Packard Enterprise Co 1,712,781 24,527
HP Inc 43,754 1,300
KBR Inc 3,949 224
Kyndryl Holdings Inc
(d)
16,799 243
Leidos Holdings Inc 427,210 39,841
Lumentum Holdings Inc
(d)
5,606 271
Maximus Inc 503,000 42,076
NCR Corp
(d)
10,018 223
Science Applications International Corp 4,528 462
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Western Digital Corp
(d)
1,016,138 $ 34,996
$ 214,998
Consumer Products - 1 .04%
Avery Dennison Corp 218,578 38,138
Church & Dwight Co Inc 10,932 1,062
Clorox Co/The 1,734 287
Reynolds Consumer Products Inc 4,447 124
Spectrum Brands Holdings Inc 3,279 218
$ 39,829
Cosmetics & Personal Care - 0 .01%
Coty Inc
(d)
28,916 343
Distribution & Wholesale - 0 .46%
Core & Main Inc
(d)
155,783 4,059
LKQ Corp 20,558 1,187
SiteOne Landscape Supply Inc
(d)
1,434 212
Univar Solutions Inc
(d)
13,227 470
Watsco Inc 33,371 11,559
WESCO International Inc 1,721 248
$ 17,735
Diversified Financial Services - 1 .98%
Affiliated Managers Group Inc 3,076 444
Air Lease Corp 8,548 344
Ally Financial Inc 24,539 647
Ameriprise Financial Inc 3,133 956
Apollo Global Management Inc 9,471 600
Cboe Global Markets Inc 60,466 8,447
Coinbase Global Inc
(d),(e)
13,136 707
Credit Acceptance Corp
(d)
491 240
Discover Financial Services 21,951 2,271
Evercore Inc - Class A 3,000 342
Franklin Resources Inc 23,480 631
Interactive Brokers Group Inc - A Shares 103,959 8,093
Invesco Ltd 30,676 526
Janus Henderson Group PLC 11,192 290
Jefferies Financial Group Inc 16,281 522
Lazard Ltd 6,814 213
Nasdaq Inc 28,294 1,567
OneMain Holdings Inc 9,447 363
Raymond James Financial Inc 14,736 1,334
Rocket Cos Inc
(d),(e)
4,122 37
SEI Investments Co 8,461 498
SLM Corp 19,706 296
SoFi Technologies Inc
(d)
66,317 413
Stifel Financial Corp 8,405 504
Synchrony Financial 35,840 1,058
T Rowe Price Group Inc 308,108 34,610
Tradeweb Markets Inc 81,199 5,718
Upstart Holdings Inc
(d),(e)
4,696 65
UWM Holdings Corp
(e)
660 4
Virtu Financial Inc 7,767 156
Voya Financial Inc 8,007 612
Western Union Co/The 346,776 3,790
$ 76,298
Electric - 4 .15%
AES Corp/The 45,020 1,065
Alliant Energy Corp 843,627 46,517
Ameren Corp 21,182 1,885
Avangrid Inc 5,832 235
Brookfield Renewable Corp 10,507 351
CenterPoint Energy Inc 51,855 1,580
CMS Energy Corp 23,827 1,484
Consolidated Edison Inc 29,209 2,876
Constellation Energy Corp 26,876 2,080
DTE Energy Co 15,878 1,785
Edison International 30,944 2,278
Entergy Corp 16,707 1,797
Evergy Inc 18,294 1,136
Eversource Energy 28,364 2,201
FirstEnergy Corp 44,692 1,779

Schedule of Investments
MidCap Value Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Hawaiian Electric Industries Inc 152,525 $ 5,981
IDACORP Inc 80,058 8,896
NRG Energy Inc 89,964 3,074
OGE Energy Corp 16,432 617
PG&E Corp
(d)
135,499 2,318
Pinnacle West Capital Corp 9,290 729
PPL Corp 326,140 9,367
Public Service Enterprise Group Inc 40,982 2,590
Vistra Corp 13,671 326
WEC Energy Group Inc 89,807 8,637
Xcel Energy Inc 684,887 47,880
$ 159,464
Electrical Components & Equipment - 0 .09%
Acuity Brands Inc 2,638 415
AMETEK Inc 18,963 2,616
Littelfuse Inc 1,987 481
$ 3,512
Electronics - 4 .06%
Agilent Technologies Inc 49,929 6,762
Allegion plc 1,498 166
Amphenol Corp 518,859 39,158
Arrow Electronics Inc
(d)
4,539 519
Avnet Inc 381,335 15,734
Coherent Corp
(d)
8,223 281
Flex Ltd
(d)
1,660,000 34,146
Fortive Corp 29,140 1,838
Garmin Ltd 12,687 1,245
Hubbell Inc 103,406 27,850
Jabil Inc 73,173 5,718
Keysight Technologies Inc
(d)
1,092 158
National Instruments Corp 9,361 545
nVent Electric PLC 379,942 15,931
Sensata Technologies Holding PLC 12,440 541
TD SYNNEX Corp 3,842 342
Trimble Inc
(d)
20,249 954
Vontier Corp 146,262 3,968
Woodward Inc 4,772 458
$ 156,314
Energy - Alternate Sources - 0 .06%
First Solar Inc
(d)
8,741 1,596
Plug Power Inc
(d),(e)
21,500 194
Sunrun Inc
(d)
17,129 360
$ 2,150
Engineering & Construction - 0 .07%
AECOM 10,175 845
Jacobs Solutions Inc 10,363 1,197
MasTec Inc
(d)
5,015 445
TopBuild Corp
(d)
407 92
$ 2,579
Entertainment - 0 .94%
AMC Entertainment Holdings Inc
(e)
42,426 233
Caesars Entertainment Inc
(d)
5,302 240
Live Nation Entertainment Inc
(d)
381,418 25,853
Madison Square Garden Sports Corp 25,252 5,063
Marriott Vacations Worldwide Corp 3,077 414
Penn Entertainment Inc
(d)
12,707 379
Six Flags Entertainment Corp
(d)
3,059 74
Vail Resorts Inc 15,956 3,838
$ 36,094
Environmental Control - 0 .98%
Clean Harbors Inc
(d)
4,193 609
Pentair PLC 13,538 786
Republic Services Inc 245,886 35,560
Stericycle Inc
(d)
7,541 344
Tetra Tech Inc 2,549 353
$ 37,652
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 4 .37%
Albertsons Cos Inc 225,248 $ 4,708
Campbell Soup Co 232,270 12,612
Conagra Brands Inc 145,396 5,519
Flowers Foods Inc 15,421 424
Grocery Outlet Holding Corp
(d)
6,722 200
Hershey Co/The 61,748 16,861
Hormel Foods Corp 23,593 954
Ingredion Inc 44,326 4,706
J M Smucker Co/The 8,483 1,310
Kellogg Co 133,149 9,289
Kroger Co/The 288,094 14,010
McCormick & Co Inc/MD 20,629 1,812
Performance Food Group Co
(d)
8,638 542
Pilgrim's Pride Corp
(d)
1,836 42
Post Holdings Inc
(d)
44,639 4,040
Seaboard Corp 1,338 5,273
Sysco Corp 573,000 43,972
Tyson Foods Inc 657,897 41,112
US Foods Holding Corp
(d)
16,606 638
$ 168,024
Forest Products & Paper - 0 .18%
International Paper Co 29,206 967
Sylvamo Corp 132,166 6,056
$ 7,023
Gas - 0 .08%
Atmos Energy Corp 11,694 1,335
National Fuel Gas Co 6,628 370
NiSource Inc 33,413 951
UGI Corp 17,226 584
$ 3,240
Hand & Machine Tools - 0 .86%
Lincoln Electric Holdings Inc 154,500 25,925
MSA Safety Inc 1,859 241
Regal Rexnord Corp 5,358 698
Snap-on Inc 19,910 5,165
Stanley Black & Decker Inc 12,152 1,049
$ 33,078
Healthcare - Products - 4 .34%
10X Genomics Inc
(d)
788 41
Align Technology Inc
(d)
12,117 3,941
Avantor Inc
(d)
3,565 69
Azenta Inc
(d)
5,624 245
Cooper Cos Inc/The 130,996 49,968
DENTSPLY SIRONA Inc 209,383 8,779
Enovis Corp
(d)
4,165 243
Envista Holdings Corp
(d)
13,392 515
Exact Sciences Corp
(d)
11,773 754
Globus Medical Inc
(d)
70,332 4,089
Hologic Inc
(d)
538,021 46,275
ICU Medical Inc
(d)
1,350 255
Integra LifeSciences Holdings Corp
(d)
5,958 330
Masimo Corp
(d)
918 174
Natera Inc
(d)
572 29
PerkinElmer Inc 10,380 1,355
QIAGEN NV
(d)
93,664 4,179
QuidelOrtho Corp
(d)
4,018 361
Repligen Corp
(d)
1,305 198
STERIS PLC 8,213 1,549
Tandem Diabetes Care Inc
(d)
319 13
Teleflex Inc 3,860 1,052
Zimmer Biomet Holdings Inc 307,265 42,538
$ 166,952
Healthcare - Services - 2 .21%
Acadia Healthcare Co Inc
(d)
7,320 529
agilon health Inc
(d)
1,003 24
Amedisys Inc
(d)
2,631 211
Catalent Inc
(d)
10,026 502
Charles River Laboratories International Inc
(d)
279 53
Chemed Corp 773 426

Schedule of Investments
MidCap Value Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Encompass Health Corp 8,057 $ 517
Enhabit Inc
(d)
4,031 49
Ginkgo Bioworks Holdings Inc
(d),(e)
58,274 71
Laboratory Corp of America Holdings 7,285 1,652
Molina Healthcare Inc
(d)
117,078 34,877
Oak Street Health Inc
(d)
9,585 374
Quest Diagnostics Inc 315,104 43,740
Syneos Health Inc
(d)
6,956 273
Teladoc Health Inc
(d)
11,946 317
Tenet Healthcare Corp
(d)
8,746 641
Universal Health Services Inc 5,110 768
$ 85,024
Home Builders - 0 .47%
DR Horton Inc 12,358 1,357
Lennar Corp - A Shares 20,638 2,328
Lennar Corp - B Shares 1,218 119
NVR Inc
(d)
67 391
PulteGroup Inc 11,358 763
Thor Industries Inc 4,254 336
Toll Brothers Inc 197,516 12,624
$ 17,918
Home Furnishings - 0 .05%
Dolby Laboratories Inc 4,871 408
Leggett & Platt Inc 10,948 354
Tempur Sealy International Inc 13,684 513
Whirlpool Corp 4,388 612
$ 1,887
Housewares - 0 .51%
Newell Brands Inc 1,618,965 19,671
Scotts Miracle-Gro Co/The 2,176 145
$ 19,816
Insurance - 8 .75%
Aflac Inc 50,217 3,508
Allstate Corp/The 191,756 22,197
American Financial Group Inc/OH 333,533 40,934
Arch Capital Group Ltd
(d)
309,143 23,207
Arthur J Gallagher & Co 15,171 3,156
Assurant Inc 41,921 5,161
Assured Guaranty Ltd 4,745 256
Axis Capital Holdings Ltd 110,110 6,226
Brighthouse Financial Inc
(d)
5,578 247
Brown & Brown Inc 17,975 1,157
Cincinnati Financial Corp 12,614 1,343
CNA Financial Corp 2,246 87
Corebridge Financial Inc 6,600 111
Equitable Holdings Inc 30,309 788
Erie Indemnity Co 537 117
Everest Re Group Ltd 172,710 65,285
F&G Annuities & Life Inc 1,423 26
Fidelity National Financial Inc 21,362 758
First American Financial Corp 89,577 5,160
Globe Life Inc 7,359 799
Hanover Insurance Group Inc/The 26,467 3,164
Hartford Financial Services Group Inc/The 26,128 1,855
Kemper Corp 5,226 254
Lincoln National Corp 11,073 241
Loews Corp 16,001 921
Markel Corp
(d)
5,006 6,851
MGIC Investment Corp 939,398 13,969
Old Republic International Corp 1,577,960 39,875
Primerica Inc 20,776 3,792
Progressive Corp/The 275,000 37,510
Prudential Financial Inc 30,308 2,637
Reinsurance Group of America Inc 31,647 4,504
RenaissanceRe Holdings Ltd 20,266 4,366
Unum Group 16,298 688
W R Berkley Corp 562,007 33,114
White Mountains Insurance Group Ltd 206 295
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Willis Towers Watson PLC 8,858 $ 2,051
$ 336,610
Internet - 0 .24%
DoorDash Inc - Class A
(d)
2,357 144
eBay Inc 38,878 1,805
F5 Inc
(d)
4,898 658
Gen Digital Inc 28,998 512
GoDaddy Inc
(d)
11,100 840
IAC Inc
(d)
6,326 328
Lyft Inc
(d)
5,369 55
Match Group Inc
(d)
1,447 53
Okta Inc
(d)
10,753 737
Opendoor Technologies Inc
(d)
27,947 39
Pinterest Inc
(d)
38,564 887
Robinhood Markets Inc
(d)
47,018 416
Roku Inc
(d)
7,186 404
TripAdvisor Inc
(d)
7,682 136
VeriSign Inc
(d)
6,821 1,513
Wayfair Inc
(d)
2,369 83
Wix.com Ltd
(d)
1,007 88
Zillow Group Inc - A Shares
(d)
4,356 186
Zillow Group Inc - C Shares
(d)
12,194 531
$ 9,415
Iron & Steel - 0 .74%
Cleveland-Cliffs Inc
(d)
42,047 647
Nucor Corp 21,102 3,127
Reliance Steel & Aluminum Co 91,805 22,748
Steel Dynamics Inc 13,696 1,424
United States Steel Corp 18,476 423
$ 28,369
Leisure Products & Services - 0 .22%
Brunswick Corp/DE 4,915 417
Carnival Corp
(d)
80,282 739
Harley-Davidson Inc 143,754 5,334
Norwegian Cruise Line Holdings Ltd
(d)
31,866 425
Peloton Interactive Inc
(d)
25,418 226
Planet Fitness Inc
(d)
1,809 150
Polaris Inc 1,175 128
Royal Caribbean Cruises Ltd
(d)
18,125 1,186
$ 8,605
Lodging - 1 .05%
Boyd Gaming Corp 6,286 436
Hilton Worldwide Holdings Inc 251,949 36,286
Hyatt Hotels Corp
(d)
3,901 446
Las Vegas Sands Corp
(d)
17,068 1,090
MGM Resorts International 26,056 1,170
Travel + Leisure Co 1,830 70
Wyndham Hotels & Resorts Inc 2,189 149
Wynn Resorts Ltd 7,489 856
$ 40,503
Machinery - Construction & Mining - 0 .65%
BWX Technologies Inc 4,583 296
Oshkosh Corp 316,403 24,211
Vertiv Holdings Co 21,032 314
$ 24,821
Machinery - Diversified - 4 .47%
AGCO Corp 245,733 30,456
Cognex Corp 987 47
Crane Co
(d)
3,870 279
Dover Corp 11,525 1,685
Esab Corp 117,179 6,838
Flowserve Corp 10,714 358
Gates Industrial Corp PLC
(d)
8,835 119
Graco Inc 4,336 344
IDEX Corp 5,137 1,060
Ingersoll Rand Inc 33,430 1,906
Middleby Corp/The
(d)
290,094 40,869
Nordson Corp 3,606 780

Schedule of Investments
MidCap Value Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Otis Worldwide Corp 208,737 $ 17,805
Rockwell Automation Inc 3,072 871
Toro Co/The 324,000 33,780
Westinghouse Air Brake Technologies Corp 14,897 1,455
Xylem Inc/NY 320,678 33,299
$ 171,951
Media - 0 .37%
Altice USA Inc
(d)
17,262 60
Cable One Inc 184 140
DISH Network Corp
(d)
20,623 155
Fox Corp - A Shares 24,005 798
Fox Corp - B Shares 11,481 351
Liberty Broadband Corp - A Shares
(d)
768 65
Liberty Broadband Corp - C Shares
(d)
5,253 445
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
55,353 3,586
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
63,441 4,579
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
4,438 125
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
9,194 257
New York Times Co/The 13,359 531
News Corp - A Shares 31,243 550
News Corp - B Shares 9,740 173
Nexstar Media Group Inc 2,712 470
Paramount Global - Class A
(e)
708 19
Paramount Global - Class B 47,457 1,107
Sirius XM Holdings Inc
(e)
57,792 220
Warner Bros Discovery Inc
(d)
51,645 703
$ 14,334
Metal Fabrication & Hardware - 0 .02%
Timken Co/The 5,036 387
Valmont Industries Inc 1,486 432
$ 819
Mining - 1 .14%
Alcoa Corp 14,542 540
Franco-Nevada Corp 255,000 38,704
Royal Gold Inc 5,041 667
SSR Mining Inc 267,155 3,826
$ 43,737
Miscellaneous Manufacturers - 2 .17%
A O Smith Corp 136,864 9,347
Axon Enterprise Inc
(d)
1,254 264
Carlisle Cos Inc 666 144
Donaldson Co Inc 8,318 528
ITT Inc 6,868 580
Parker-Hannifin Corp 75,140 24,411
Teledyne Technologies Inc
(d)
3,810 1,579
Textron Inc 695,652 46,567
$ 83,420
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
2,505 722
Oil & Gas - 2 .74%
Antero Resources Corp
(d)
8,147 187
APA Corp 26,346 971
Chesapeake Energy Corp 9,966 824
Coterra Energy Inc 1,464,058 37,480
Devon Energy Corp 662,338 35,389
Diamondback Energy Inc 6,320 899
EQT Corp 30,325 1,056
Hess Corp 5,028 729
HF Sinclair Corp 95,250 4,202
Marathon Oil Corp 52,096 1,259
Marathon Petroleum Corp 55,785 6,806
Ovintiv Inc 5,819 210
PDC Energy Inc 3,359 218
Phillips 66 145,098 14,365
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Range Resources Corp 6,592 $ 174
Southwestern Energy Co
(d)
84,153 437
Vitesse Energy Inc 2,032 37
$ 105,243
Oil & Gas Services - 0 .29%
Baker Hughes Co 314,604 9,199
Halliburton Co 40,449 1,325
NOV Inc 32,205 539
$ 11,063
Packaging & Containers - 3 .17%
Amcor PLC 122,044 1,339
AptarGroup Inc 324,384 38,443
Ardagh Group SA
(d),(f)
901 —
Ardagh Metal Packaging SA 8,287 34
Ball Corp 15,279 813
Berry Global Group Inc 5,171 299
Crown Holdings Inc 437,128 37,497
Graphic Packaging Holding Co 5,734 141
Packaging Corp of America 291,511 39,430
Silgan Holdings Inc 55,345 2,726
Sonoco Products Co 8,006 485
Westrock Co 20,855 624
$ 121,831
Pharmaceuticals - 0 .43%
Cardinal Health Inc 21,205 1,741
Elanco Animal Health Inc
(d)
36,646 347
Henry Schein Inc
(d)
11,126 899
Jazz Pharmaceuticals PLC
(d)
5,068 712
Organon & Co 20,876 514
Perrigo Co PLC 11,050 411
Premier Inc 325,102 10,836
Viatris Inc 99,701 930
$ 16,390
Pipelines - 0 .51%
Antero Midstream Corp 27,671 298
Cheniere Energy Inc 8,706 1,332
DT Midstream Inc 257,244 12,675
ONEOK Inc 32,450 2,122
Williams Cos Inc/The 100,250 3,033
$ 19,460
Private Equity - 0 .08%
Carlyle Group Inc/The 17,035 517
KKR & Co Inc 47,070 2,498
$ 3,015
Real Estate - 0 .05%
CBRE Group Inc
(d)
13,278 1,018
Howard Hughes Corp/The
(d)
3,014 233
Jones Lang LaSalle Inc
(d)
3,930 547
WeWork Inc
(d),(e)
17,027 7
$ 1,805
REITs - 7 .71%
AGNC Investment Corp 46,950 465
Alexandria Real Estate Equities Inc 353,136 43,852
American Homes 4 Rent 707,308 23,525
Americold Realty Trust Inc 22,116 654
Annaly Capital Management Inc 38,430 768
Apartment Income REIT Corp 11,320 419
AvalonBay Communities Inc 11,495 2,073
Boston Properties Inc 12,897 688
Brixmor Property Group Inc 24,502 523
Camden Property Trust 323,315 35,581
Cousins Properties Inc 12,427 271
CubeSmart 18,392 837
Douglas Emmett Inc 13,910 179
EastGroup Properties Inc 3,384 564
EPR Properties 108,027 4,533
Equity LifeStyle Properties Inc 555,656 38,285
Equity Residential 30,477 1,928

Schedule of Investments
MidCap Value Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Essex Property Trust Inc 5,290 $ 1,162
Extra Space Storage Inc 9,606 1,460
Federal Realty Investment Trust 6,599 653
First Industrial Realty Trust Inc 10,838 569
Gaming and Leisure Properties Inc 69,532 3,616
Healthcare Realty Trust Inc 269,801 5,336
Healthpeak Properties Inc 44,967 988
Highwoods Properties Inc 8,549 196
Host Hotels & Resorts Inc 58,250 942
Hudson Pacific Properties Inc 11,282 63
Invitation Homes Inc 50,220 1,676
Iron Mountain Inc 5,962 329
JBG SMITH Properties 8,743 125
Kilroy Realty Corp 9,563 280
Kimco Realty Corp 49,700 954
Lamar Advertising Co 444,854 47,012
Life Storage Inc 6,916 929
Medical Properties Trust Inc 48,873 429
Mid-America Apartment Communities Inc 26,856 4,130
National Retail Properties Inc 933,091 40,590
National Storage Affiliates Trust 6,986 269
Omega Healthcare Investors Inc 19,337 517
Park Hotels & Resorts Inc 18,341 221
Rayonier Inc 11,989 376
Realty Income Corp 51,651 3,246
Regency Centers Corp 14,100 866
Rexford Industrial Realty Inc 16,087 897
Rithm Capital Corp 35,633 291
SBA Communications Corp 6,775 1,767
Simon Property Group Inc 13,828 1,567
SL Green Realty Corp 5,240 124
Spirit Realty Capital Inc 11,446 440
Starwood Property Trust Inc 24,032 430
Sun Communities Inc 10,011 1,391
UDR Inc 26,975 1,115
Ventas Inc 151,508 7,280
VICI Properties Inc 82,510 2,800
Vornado Realty Trust 14,519 218
Welltower Inc 38,934 3,084
Weyerhaeuser Co 60,560 1,811
WP Carey Inc 17,178 1,275
$ 296,569
Retail - 4 .91%
Advance Auto Parts Inc 4,490 564
AutoNation Inc
(d)
2,775 366
AutoZone Inc
(d)
143 381
Bath & Body Works Inc 18,827 661
Best Buy Co Inc 11,179 833
BJ's Wholesale Club Holdings Inc
(d)
58,986 4,505
Burlington Stores Inc
(d)
337 65
CarMax Inc
(d)
11,483 804
Casey's General Stores Inc 55,394 12,675
Darden Restaurants Inc 185,718 28,216
Dick's Sporting Goods Inc 4,380 635
Dollar Tree Inc
(d)
11,856 1,822
Domino's Pizza Inc 22,973 7,293
Freshpet Inc
(d)
1,650 114
GameStop Corp
(d),(e)
22,089 426
Gap Inc/The 16,013 154
Genuine Parts Co 10,501 1,767
Kohl's Corp 9,049 199
Leslie's Inc
(d)
1,530 17
Lithia Motors Inc 2,230 493
Macy's Inc 22,174 362
MSC Industrial Direct Co Inc 39,985 3,628
Nordstrom Inc
(e)
1,253 19
Ollie's Bargain Outlet Holdings Inc
(d)
4,872 318
O'Reilly Automotive Inc
(d)
9,119 8,365
Penske Automotive Group Inc 2,123 294
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Petco Health & Wellness Co Inc
(d)
6,627 $ 66
RH
(d)
937 239
Ross Stores Inc 447,157 47,726
Victoria's Secret & Co
(d)
1,903 59
Williams-Sonoma Inc 1,141 138
Yum! Brands Inc 467,031 65,655
$ 188,859
Savings & Loans - 0 .02%
New York Community Bancorp Inc 55,086 589
TFS Financial Corp 4,123 49
$ 638
Semiconductors - 2 .34%
Cirrus Logic Inc
(d)
127,905 10,973
GLOBALFOUNDRIES Inc
(d)
3,955 233
IPG Photonics Corp
(d)
2,689 309
Microchip Technology Inc 6,399 467
MKS Instruments Inc 429,714 36,040
ON Semiconductor Corp
(d)
13,426 966
Qorvo Inc
(d)
8,199 755
Skyworks Solutions Inc 375,074 39,720
Teradyne Inc 1,196 109
Wolfspeed Inc
(d)
10,130 472
$ 90,044
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 2,529 510
Software - 1 .34%
Akamai Technologies Inc
(d)
12,744 1,045
ANSYS Inc
(d)
17,131 5,377
BILL Holdings Inc
(d)
8,137 625
Black Knight Inc
(d)
11,535 630
Broadridge Financial Solutions Inc 884 129
CCC Intelligent Solutions Holdings Inc
(d)
8,548 74
Ceridian HCM Holding Inc
(d)
9,111 578
Concentrix Corp 3,504 338
Definitive Healthcare Corp
(d)
1,333 14
DoubleVerify Holdings Inc
(d)
919 27
Doximity Inc
(d)
4,915 181
Dropbox Inc - A Shares
(d)
1,502 31
Electronic Arts Inc 21,102 2,686
Guidewire Software Inc
(d)
80,912 6,165
Informatica Inc
(d)
2,510 39
Jamf Holding Corp
(d)
715 13
Manhattan Associates Inc
(d)
90,881 15,057
MSCI Inc 1,579 762
nCino Inc
(d)
4,574 113
Nutanix Inc
(d)
9,052 217
Paycor HCM Inc
(d)
5,002 118
Playtika Holding Corp
(d)
692 7
Procore Technologies Inc
(d)
1,639 88
SentinelOne Inc
(d)
4,669 75
SS&C Technologies Holdings Inc 18,148 1,062
Take-Two Interactive Software Inc
(d)
2,340 291
Teradata Corp
(d)
363,044 14,054
Twilio Inc
(d)
8,916 469
Tyler Technologies Inc
(d)
431 163
UiPath Inc
(d)
28,186 397
Unity Software Inc
(d),(e)
6,355 171
Zoom Video Communications Inc
(d)
10,030 616
$ 51,612
Telecommunications - 1 .22%
Ciena Corp
(d)
280,017 12,892
Corning Inc 56,979 1,893
Frontier Communications Parent Inc
(d)
20,153 454
Juniper Networks Inc 26,296 793
Lumen Technologies Inc 84,588 201
Motorola Solutions Inc 104,510 30,454
Ubiquiti Inc 242 56
Viasat Inc
(d)
5,976 209
$ 46,952

Schedule of Investments
MidCap Value Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 10,797 $ 639
Mattel Inc
(d)
14,983 270
$ 909
Transportation - 2 .35%
CH Robinson Worldwide Inc 6,984 704
Expeditors International of Washington Inc 9,020 1,027
JB Hunt Transport Services Inc 170,741 29,929
Kirby Corp
(d)
4,912 353
Knight-Swift Transportation Holdings Inc 12,836 723
Landstar System Inc 201,035 35,388
RXO Inc
(d)
8,636 156
Ryder System Inc 182,400 14,439
Schneider National Inc 279,955 7,327
XPO Inc
(d)
7,783 344
$ 90,390
Water - 0 .08%
American Water Works Co Inc 15,879 2,354
Essential Utilities Inc 19,041 813
$ 3,167
TOTAL COMMON STOCKS $ 3,722,670
Total Investments $ 3,848,926
Other Assets and Liabilities -  (0.08)% (3,251)
TOTAL NET ASSETS - 100.00% $ 3,845,675
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,539 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,419 or 0.06% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 21 .47%
Industrial 21 .16%
Consumer, Non-cyclical 16 .65%
Consumer, Cyclical 14 .23%
Technology 9 .29%
Utilities 4 .31%
Basic Materials 4 .19%
Energy 3 .60%
Money Market Funds 3 .00%
Communications 1 .90%
Investment Companies 0 .28%
Other Assets and Liabilities
( 0 .08 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 475,195 $ 362,399 $ 112,796
Principal Government Money Market Fund - Institutional Class 4.73% 108,689 273,755 382,444 —
$ 108,689 $ 748,950 $ 744,843 $ 112,796
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 1,588 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 387 — — —
$ 1,975 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2023 Long 72 $ 18,004 $ —
Total $ —
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .96 % Shares Held Value (000's)
Money Market Funds - 3 .96%
DWS Government Money Market Series -
Institutional Class 4.79%
(a)
11,260,000 $ 11,260
Goldman Sachs Financial Square Government
Fund - Institutional Class 4.77%
(a)
9,170,000 9,170
Invesco Government & Agency Portfolio -
Institutional Class 4.80%
(a)
9,040,000 9,040
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.78%
(a)
8,740,000 8,740
$ 38,210
TOTAL INVESTMENT COMPANIES $ 38,210
BONDS - 3 .44%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 1 .08%
Carmax Auto Owner Trust 2023-2
5.51%, 05/15/2024 $ 5,750 $ 5,750
Enterprise Fleet Financing 2023-1 LLC
5.33%, 03/20/2024
(b)
2,317 2,317
Toyota Lease Owner Trust 2023-A
5.39%, 04/22/2024
(b)
2,400 2,400
$ 10,467
Insurance - 1 .76%
Met Life
5.44%, 08/17/2023 9,000 9,000
New York Life
5.07%, 07/20/2023 8,000 8,000
$ 17,000
Other Asset Backed Securities - 0 .60%
Dell Equipment Finance Trust 2023-1
5.46%, 03/22/2024
(b)
3,829 3,829
DLLAD 2023-1 LLC
5.01%, 02/20/2024
(b)
1,950 1,950
$ 5,779
TOTAL BONDS $ 33,246
MUNICIPAL BONDS - 1 .86%
Principal
Amount (000's) Value (000's)
Colorado - 0 .34%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
4.90%, 05/05/2023
(c),(d)
$ 3,215 $ 3,215
Georgia - 0 .31%
Development Authority Of Greene County (credit
support from US Bank )
4.90%, 05/05/2023
(c),(d)
3,000 3,000
Maryland - 0 .33%
City of Baltimore MD (credit support from
Toronto Dominion Bank )
4.88%, 05/05/2023
(c),(d)
3,200 3,200
New Jersey - 0 .26%
New Jersey Housing & Mortgage Finance
Agency (credit support from Citibank NA )
4.85%, 05/05/2023
(c),(d)
2,500 2,500
New York - 0 .62%
New York City Housing Development
Corp (credit support from Fannie Mae )
4.88%, 05/05/2023
(c),(d)
1,600 1,600
4.88%, 05/05/2023
(c),(d)
4,400 4,400
$ 6,000
TOTAL MUNICIPAL BONDS $ 17,915
COMMERCIAL PAPER - 86 .59%
Principal
Amount (000's) Value (000's)
Agriculture - 5 .54%
Archer-Daniels-Midland Co
4.82%, 05/01/2023
(b)
$ 2,000 $ 2,000
4.82%, 05/10/2023
(b)
5,000 4,994
4.85%, 05/09/2023
(b)
6,000 5,993
4.85%, 05/15/2023
(b)
5,000 4,991
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Cargill Inc
4.73%, 05/01/2023
(b)
$ 12,000 $ 12,000
Philip Morris International Inc
4.96%, 05/01/2023
(b)
5,500 5,500
4.97%, 05/02/2023
(b)
6,000 5,999
5.02%, 05/05/2023
(b)
6,000 5,997
5.05%, 05/08/2023
(b)
6,000 5,994
$ 53,468
Automobile Manufacturers - 4 .66%
BMW US Capital LLC (credit support from
BMW AG )
4.77%, 05/01/2023
(b),(c)
11,540 11,540
4.77%, 05/04/2023
(b),(c)
4,000 3,998
4.80%, 05/03/2023
(b),(c)
5,000 4,999
4.86%, 05/08/2023
(b),(c)
3,000 2,997
PACCAR Financial Corp (credit support from
Paccar Inc )
4.90%, 05/18/2023
(c)
5,000 4,988
4.90%, 05/22/2023
(c)
4,500 4,487
Toyota Credit Canada Inc (credit support from
Toyota Financial Services )
4.92%, 06/06/2023
(c)
6,000 5,971
Toyota Credit de Puerto Rico Corp (credit
support from Toyota Financial Services )
4.90%, 05/31/2023
(c)
6,000 5,976
$ 44,956
Banks - 18 .59%
Barclays Bank PLC
4.85%, 05/01/2023 6,000 6,000
4.97%, 05/18/2023
(b)
6,000 5,986
5.00%, 05/03/2023 5,000 4,999
5.00%, 05/16/2023 6,000 5,987
BNP Paribas SA
4.79%, 05/01/2023
(e)
12,000 12,000
Credit Agricole Corporate and Investment Bank/
New York
4.72%, 05/05/2023 5,000 4,997
4.76%, 05/01/2023 10,000 10,000
4.95%, 05/19/2023 6,000 5,985
DBS Bank Ltd
4.94%, 05/19/2023
(b),(e)
5,000 4,988
4.95%, 05/08/2023
(b),(e)
6,500 6,494
5.10%, 06/16/2023
(b),(e)
3,800 3,775
5.10%, 06/30/2023
(b),(e)
3,847 3,814
DNB Bank ASA
5.05%, 05/22/2023
(b),(e)
4,900 4,886
Kreditanstalt fuer Wiederaufbau (credit support
from Republic of Germany )
4.75%, 05/02/2023
(b),(c),(e)
6,000 5,999
Manhattan Asset Funding Co LLC
4.76%, 05/24/2023
(b)
6,000 5,982
4.93%, 05/22/2023
(b)
5,000 4,986
Mitsubishi UFJ Trust & Banking Corp/NY
5.12%, 06/15/2023
(b)
6,000 5,962
Mizuho Bank Ltd/New York NY
4.69%, 05/01/2023
(b)
6,000 6,000
MUFG Bank Ltd/New York NY
4.93%, 05/18/2023 11,000 10,974
4.95%, 05/15/2023 6,000 5,988
Natixis SA/New York NY
5.15%, 06/23/2023 2,130 2,114
Sheffield Receivables Co LLC
4.73%, 05/04/2023
(b)
6,000 5,998
4.80%, 05/10/2023
(b)
1,100 1,099
4.80%, 05/11/2023
(b)
3,200 3,196
4.90%, 05/09/2023
(b)
6,000 5,993
4.95%, 05/02/2023
(b)
6,500 6,499

Schedule of Investments
Money Market Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Skandinaviska Enskilda Banken AB
4.95%, 05/10/2023
(b),(e)
$ 6,000 $ 5,993
5.10%, 05/30/2023
(b),(e)
1,000 996
Standard Chartered Bank/New York
5.05%, 05/05/2023
(b)
3,050 3,048
Toronto-Dominion Bank/The
4.82%, 05/01/2023
(b),(e)
6,500 6,500
5.00%, 05/09/2023
(b),(e)
2,200 2,198
United Overseas Bank Ltd
5.13%, 06/28/2023
(b),(e)
6,000 5,950
5.16%, 07/06/2023
(b),(e)
4,000 3,962
$ 179,348
Beverages - 2 .35%
Brown-Forman Corp
5.00%, 05/22/2023
(b)
6,000 5,982
5.00%, 05/24/2023
(b)
5,000 4,984
5.00%, 05/31/2023
(b)
6,000 5,975
5.10%, 06/02/2023
(b)
5,800 5,774
$ 22,715
Chemicals - 1 .75%
BASF SE
4.98%, 05/12/2023
(b)
6,000 5,991
5.05%, 05/31/2023
(b)
6,000 5,975
5.23%, 06/30/2023
(b)
5,000 4,956
$ 16,922
Commercial Services - 2 .38%
Experian Finance PLC (credit support from
Experian PLC )
4.90%, 05/03/2023
(b),(c)
7,000 6,998
4.90%, 05/09/2023
(b),(c)
6,000 5,994
4.90%, 05/15/2023
(b),(c)
4,000 3,992
5.00%, 05/11/2023
(b),(c)
6,000 5,992
$ 22,976
Diversified Financial Services - 29 .63%
AllianceBernstein LP
5.00%, 05/03/2023
(b)
5,700 5,698
Anglesea Funding LLC
4.83%, 05/02/2023
(b)
6,000 5,999
4.85%, 05/03/2023
(b)
7,000 6,998
BofA Securities Inc
4.90%, 05/03/2023 6,500 6,498
4.95%, 05/01/2023 5,000 5,000
Cabot Trail Funding LLC
4.81%, 05/01/2023
(b)
6,000 6,000
4.90%, 05/02/2023
(b)
6,000 5,999
4.94%, 05/25/2023
(b)
4,260 4,246
5.17%, 06/28/2023
(b)
6,000 5,950
Chesham Finance Ltd / Chesham Finance LLC
4.83%, 05/01/2023
(b)
20,000 20,000
CRC Funding LLC
4.94%, 06/09/2023
(b)
5,000 4,973
DCAT LLC
4.83%, 05/01/2023 1,600 1,600
4.97%, 05/03/2023 4,000 3,999
4.97%, 05/04/2023 6,000 5,997
4.97%, 05/11/2023 6,000 5,992
5.05%, 05/23/2023 6,000 5,981
Fairway Finance Co LLC
5.00%, 06/08/2023
(b)
5,000 4,974
Glencove Funding LLC
4.83%, 05/19/2023
(b)
3,700 3,691
4.96%, 05/31/2023
(b)
5,500 5,477
5.15%, 05/26/2023
(b)
2,050 2,043
Goldman Sachs International
4.78%, 05/04/2023
(b)
6,000 5,998
4.78%, 05/10/2023
(b)
6,000 5,993
4.90%, 05/19/2023
(b)
3,000 2,993
4.93%, 05/22/2023
(b)
6,000 5,983
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Gotham Funding Corp
4.92%, 05/04/2023
(b)
$ 5,500 $ 5,498
5.15%, 06/20/2023
(b)
6,500 6,453
Great Bear Funding LLC
4.83%, 05/04/2023
(b)
5,000 4,998
4.85%, 05/02/2023
(b)
6,000 5,999
4.86%, 05/05/2023
(b)
5,000 4,997
Longship Funding LLC
4.81%, 05/03/2023
(b)
6,000 5,998
4.84%, 05/04/2023
(b)
6,000 5,998
4.87%, 05/05/2023
(b)
5,000 4,997
4.92%, 05/09/2023
(b)
6,500 6,493
Nationwide Building Society
4.82%, 05/05/2023
(b)
4,400 4,398
4.85%, 05/04/2023
(b)
6,000 5,998
4.86%, 05/02/2023
(b)
6,000 5,999
Nieuw Amsterdam Receivables Corp BV
4.90%, 05/11/2023
(b)
3,000 2,996
4.95%, 05/15/2023
(b)
4,500 4,491
5.02%, 06/01/2023
(b)
5,640 5,616
Pacific Life Short Term Funding LLC
4.76%, 05/04/2023
(b)
5,000 4,998
4.90%, 05/17/2023
(b)
2,800 2,794
4.95%, 06/01/2023
(b)
5,000 4,979
4.99%, 05/22/2023
(b)
2,900 2,891
4.99%, 05/24/2023
(b)
3,900 3,888
Podium Funding Trust
4.86%, 05/02/2023 12,000 11,998
5.00%, 05/23/2023 6,000 5,982
5.15%, 05/09/2023 5,500 5,494
Prudential International Treasury Ltd (credit
support from Prudential plc )
4.85%, 05/05/2023
(b),(c)
6,000 5,997
4.90%, 05/11/2023
(b),(c)
6,000 5,992
5.02%, 05/25/2023
(b),(c)
6,000 5,980
Thunder Bay Funding LLC
5.13%, 06/26/2023
(b)
6,000 5,952
$ 285,956
Electric - 3 .26%
Berkshire Hathaway Energy Co
5.05%, 05/01/2023
(b)
4,000 4,000
National Rural Utilities Cooperative Finance Corp
4.97%, 05/04/2023 4,000 3,998
5.00%, 05/10/2023 3,500 3,496
5.10%, 05/12/2023 6,000 5,991
5.15%, 05/16/2023 5,000 4,989
5.15%, 05/19/2023 5,000 4,987
NSTAR Electric Co
4.80%, 05/01/2023 4,000 4,000
$ 31,461
Food - 0 .48%
Unilever Capital Corp (credit support from
Unilever PLC )
4.74%, 05/01/2023
(b),(c)
4,600 4,600
Holding Companies - Diversified - 1 .86%
Koch Industries Inc
4.85%, 05/09/2023 6,000 5,994
4.85%, 05/10/2023 6,000 5,993
4.88%, 05/19/2023 6,000 5,985
$ 17,972
Insurance - 2 .28%
Pacific Life Insurance Co
4.83%, 05/05/2023
(b)
4,000 3,998
Prudential Financial Inc
4.80%, 05/01/2023
(b)
6,000 6,000
4.83%, 05/03/2023
(b)
6,000 5,998
4.90%, 05/05/2023
(b)
6,000 5,997
$ 21,993

Schedule of Investments
Money Market Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining - 1 .14%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
4.83%, 05/09/2023
(c)
$ 5,000 $ 4,994
4.83%, 05/10/2023
(c)
6,000 5,993
$ 10,987
Machinery - Diversified - 1 .88%
John Deere Capital Corp
4.84%, 05/18/2023
(b)
6,180 6,166
4.90%, 05/24/2023
(b)
6,000 5,981
4.99%, 06/21/2023
(b)
6,000 5,958
$ 18,105
Miscellaneous Manufacturers - 0 .67%
Illinois Tool Works Inc
4.69%, 05/03/2023
(b)
6,500 6,498
Oil & Gas - 4 .70%
BP Capital Markets PLC (credit support from BP
PLC )
4.88%, 05/03/2023
(b),(c)
6,000 5,999
5.00%, 05/19/2023
(b),(c)
6,000 5,985
5.05%, 05/11/2023
(b),(c)
4,420 4,414
5.15%, 06/27/2023
(b),(c)
6,000 5,951
TotalEnergies Capital Canada Ltd (credit support
from Total SA )
4.84%, 05/05/2023
(b),(c)
5,000 4,997
4.91%, 05/11/2023
(b),(c)
6,000 5,992
4.91%, 05/19/2023
(b),(c)
6,000 5,985
4.95%, 05/23/2023
(b),(c)
6,000 5,982
$ 45,305
Oil & Gas Services - 1 .86%
Schlumberger Investment SA (credit support
from Schlumberger NV )
4.90%, 05/11/2023
(b),(c)
7,000 6,990
4.90%, 05/16/2023
(b),(c)
6,000 5,988
4.90%, 05/17/2023
(b),(c)
5,000 4,989
$ 17,967
Retail - 0 .52%
Walmart Inc
4.78%, 05/08/2023
(b)
5,000 4,995
Supranational Bank - 0 .62%
Corp Andina de Fomento
4.80%, 05/02/2023
(b)
6,000 5,999
Telecommunications - 2 .42%
Telstra Group Ltd (credit support from Telstra
Corporation )
5.05%, 05/05/2023
(b),(c)
6,000 5,996
5.05%, 05/08/2023
(b),(c)
6,400 6,394
5.05%, 05/12/2023
(b),(c)
6,000 5,991
5.15%, 06/09/2023
(b),(c)
5,000 4,972
$ 23,353
TOTAL COMMERCIAL PAPER $ 835,576
REPURCHASE AGREEMENTS - 3 .94%
Maturity
Amount (000's) Value (000's)
Banks - 3 .94%
Barclays Capital Repurchase Agreement; 4.80%
traded 04/28/2023 maturing 05/01/2023
(collateralized by US Government Security;
20,400,014; 2.75%; dated 07/31/2027)
$ 20,008 $ 20,000
Merrill Lynch Repurchase Agreement; 4.81%
traded 04/28/2023 maturing 05/01/2023
(collateralized by US Government Security;
18,360,034; 0.00%; dated 10/26/2023)
18,007 18,000
$ 38,000
TOTAL REPURCHASE AGREEMENTS $ 38,000
Total Investments $ 962,947
Other Assets and Liabilities -  0.21% 2,044
TOTAL NET ASSETS - 100.00% $ 964,991
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $640,645 or 66.39% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary
Sector Percent
Financial 56 .20%
Consumer, Non-cyclical 10 .75%
Energy 6 .56%
Consumer, Cyclical 5 .18%
Money Market Funds 3 .96%
Industrial 3 .69%
Utilities 3 .26%
Communications 2 .42%
Insured 1 .86%
Diversified 1 .86%
Basic Materials 1 .75%
Asset Backed Securities 1 .68%
Government 0 .62%
Other Assets and Liabilities
0 .21%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .57 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares MSCI EAFE Value ETF 111,300 $ 5,589
Money Market Funds - 4 .32%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
12,252,891 12,253
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
85,265,684 85,266
$ 97,519
TOTAL INVESTMENT COMPANIES $ 103,108
COMMON STOCKS - 95 .24 % Shares Held Value (000's)
Advertising - 0 .06%
Dentsu Group Inc 6,200 $ 223
Hakuhodo DY Holdings Inc 7,000 83
Publicis Groupe SA 6,953 568
WPP PLC 32,599 380
$ 1,254
Aerospace & Defense - 4 .40%
BAE Systems PLC 1,399,302 17,828
Dassault Aviation SA 266 52
Rheinmetall AG 60,892 17,835
Rolls-Royce Holdings PLC
(d)
25,279,499 48,427
Thales SA 99,016 15,110
$ 99,252
Agriculture - 0 .64%
British American Tobacco PLC 348,758 12,885
Imperial Brands PLC 27,254 675
Japan Tobacco Inc 36,500 785
Wilmar International Ltd 58,300 172
$ 14,517
Airlines - 1 .10%
ANA Holdings Inc
(d)
2,400 52
Deutsche Lufthansa AG
(d)
18,193 196
Japan Airlines Co Ltd 2,200 42
Qantas Airways Ltd
(d)
9,816 43
Ryanair Holdings PLC ADR
(d)
255,489 24,422
$ 24,755
Apparel - 0 .26%
Kering SA 9,132 5,848
Automobile Manufacturers - 1 .92%
Bayerische Motoren Werke AG 10,076 1,129
Daimler Truck Holding AG 498,915 16,485
Honda Motor Co Ltd 584,438 15,501
Isuzu Motors Ltd 17,600 208
Mazda Motor Corp 17,300 157
Mercedes-Benz Group AG 24,422 1,905
Nissan Motor Co Ltd 70,600 257
Renault SA 5,849 217
Stellantis NV 68,465 1,136
Subaru Corp 12,100 197
Suzuki Motor Corp 11,200 391
Toyota Motor Corp 322,850 4,433
Volkswagen AG 897 151
Volvo AB - A Shares 6,093 129
Volvo AB - B Shares 45,931 944
Volvo Car AB
(d),(e)
18,137 75
$ 43,315
Automobile Parts & Equipment - 2 .14%
Aisin Corp 4,600 135
Bridgestone Corp 17,400 699
Cie Generale des Etablissements Michelin SCA 673,155 21,439
Continental AG 3,347 235
Koito Manufacturing Co Ltd 1,012,152 19,578
NGK Insulators Ltd 7,300 92
Sumitomo Electric Industries Ltd 21,700 277
Toyota Industries Corp 4,500 261
Valeo 286,788 5,600
$ 48,316
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 12 .02%
ABN AMRO Bank NV
(e),(f)
12,291 $ 197
AIB Group PLC 32,548 140
ANZ Group Holdings Ltd 91,047 1,478
Banco Bilbao Vizcaya Argentaria SA 183,547 1,344
Banco Bradesco SA ADR 1,813,959 5,079
Banco Santander SA 511,191 1,796
Bank Hapoalim BM 38,656 333
Bank Leumi Le-Israel BM 46,989 372
Bank of Ireland Group PLC 32,577 337
Banque Cantonale Vaudoise 917 96
Barclays PLC 11,350,135 22,864
BNP Paribas SA 132,608 8,568
BOC Hong Kong Holdings Ltd 9,011,271 28,446
CaixaBank SA 134,943 499
Chiba Bank Ltd/The 15,900 104
Commerzbank AG 32,400 360
Commonwealth Bank of Australia 25,790 1,707
Concordia Financial Group Ltd 33,100 126
Credicorp Ltd 14,008 1,898
Credit Agricole SA 37,042 453
Credit Suisse Group AG 54,815 49
Danske Bank A/S
(d)
20,993 444
Deutsche Bank AG 62,908 692
DNB Bank ASA 744,906 13,103
Erste Group Bank AG 10,465 380
First International Bank Of Israel Ltd/The 1,677 61
Hang Seng Bank Ltd 23,200 344
HSBC Holdings PLC 5,088,402 36,674
ING Groep NV
(e)
3,322,478 41,206
Intesa Sanpaolo SpA 491,290 1,292
Israel Discount Bank Ltd 37,651 187
Japan Post Bank Co Ltd 44,800 358
KBC Group NV 7,613 544
Lloyds Banking Group PLC 2,047,842 1,244
Macquarie Group Ltd 11,175 1,363
Mediobanca Banca di Credito Finanziario SpA 18,074 194
Mitsubishi UFJ Financial Group Inc 363,700 2,277
Mizrahi Tefahot Bank Ltd 3,050 100
Mizuho Financial Group Inc 73,500 1,065
NatWest Group PLC 161,768 533
Nordea Bank Abp 100,700 1,119
Oversea-Chinese Banking Corp Ltd 102,800 973
Resona Holdings Inc 65,600 327
Shizuoka Financial Group Inc 13,600 103
Skandinaviska Enskilda Banken AB 49,184 559
Societe Generale SA 24,573 597
Standard Chartered PLC 48,682 386
Sumitomo Mitsui Financial Group Inc 293,000 11,976
Sumitomo Mitsui Trust Holdings Inc 10,107 364
Svenska Handelsbanken AB 44,394 392
Swedbank AB 410,317 7,130
UBS Group AG 375,729 7,647
UniCredit SpA
(e)
1,607,870 31,861
United Overseas Bank Ltd 1,310,860 27,840
Westpac Banking Corp 106,566 1,595
$ 271,176
Beverages - 1 .78%
Anheuser-Busch InBev SA/NV 135,518 8,812
Asahi Group Holdings Ltd 460,200 17,779
Coca-Cola Europacific Partners PLC 6,256 403
Coca-Cola HBC AG
(d)
3,987 122
Diageo PLC 283,108 12,914
JDE Peet's NV 1,070 33
Suntory Beverage & Food Ltd 1,500 56
$ 40,119
Biotechnology - 0 .01%
Argenx SE
(d)
590 228

Schedule of Investments
Overseas Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 0 .68%
AGC Inc 5,900 $ 220
Cie de Saint-Gobain 14,915 864
CRH PLC 232,081 11,263
CRH PLC 22,740 1,097
HeidelbergCement AG 4,407 334
Holcim AG
(d)
16,872 1,115
Lixil Corp 8,700 137
ROCKWOOL A/S 277 67
TOTO Ltd 2,200 75
Xinyi Glass Holdings Ltd 57,000 104
$ 15,276
Chemicals - 4 .07%
Air Liquide SA 64,785 11,654
Akzo Nobel NV 547,222 45,397
Arkema SA 142,916 14,141
Asahi Kasei Corp 38,100 269
BASF SE 351,236 18,167
Clariant AG
(d)
2,298 38
Covestro AG
(d),(f)
5,878 258
Croda International PLC 1,487 131
Evonik Industries AG 6,380 139
Johnson Matthey PLC 5,581 138
Mitsubishi Chemical Group Corp 38,900 228
Mitsui Chemicals Inc 5,700 144
OCI NV 3,204 84
Solvay SA 2,256 271
Sumitomo Chemical Co Ltd 45,300 153
Toray Industries Inc 42,100 239
Tosoh Corp 7,800 104
Umicore SA 4,142 136
Yara International ASA 5,038 203
$ 91,894
Commercial Services - 2 .35%
Adecco Group AG 4,869 168
Amadeus IT Group SA
(d)
305,547 21,475
Dai Nippon Printing Co Ltd 6,700 193
Randstad NV 180,598 9,813
RELX PLC 301,148 10,034
RELX PLC 303,357 10,092
Secom Co Ltd 3,200 205
Securitas AB
(e)
14,976 134
SGS SA 2,411 218
TOPPAN INC 8,000 170
Transurban Group 46,796 467
$ 52,969
Computers - 0 .01%
CyberArk Software Ltd
(d)
619 77
Otsuka Corp 1,200 44
Ricoh Co Ltd 16,800 139
$ 260
Consumer Products - 1 .31%
Henkel AG & Co KGaA 3,162 234
Reckitt Benckiser Group PLC 363,990 29,414
$ 29,648
Cosmetics & Personal Care - 1 .02%
Haleon PLC 154,594 680
Kao Corp 7,100 287
Unilever PLC 396,273 22,065
$ 23,032
Distribution & Wholesale - 0 .22%
Bunzl PLC 3,594 143
ITOCHU Corp 18,100 601
Marubeni Corp 47,000 667
Mitsubishi Corp 38,200 1,416
Mitsui & Co Ltd 43,700 1,364
Sumitomo Corp 34,200 613
Toyota Tsusho Corp 6,500 270
$ 5,074
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 1 .98%
abrdn plc 61,737 $ 165
AerCap Holdings NV
(d)
5,048 285
Amundi SA
(f)
1,863 122
Azimut Holding SpA 471,857 10,539
Daiwa Securities Group Inc 40,600 189
Euronext NV
(f)
2,608 207
Hargreaves Lansdown PLC 10,826 110
Julius Baer Group Ltd 439,271 31,476
Mitsubishi HC Capital Inc 20,000 104
Nomura Holdings Inc 88,300 317
ORIX Corp 36,400 619
SBI Holdings Inc 7,500 147
Schroders PLC 26,987 165
St James's Place PLC 16,563 252
$ 44,697
Electric - 4 .18%
Chubu Electric Power Co Inc 19,400 216
CLP Holdings Ltd 50,000 372
E.ON SE 68,336 904
EDP - Energias de Portugal SA 89,094 491
EDP Renovaveis SA
(d)
3,850 86
Endesa SA 9,666 217
Enel SpA 8,397,453 57,372
Engie SA 55,592 890
Fortum Oyj 13,654 204
Iberdrola SA 1,046,450 13,560
Kansai Electric Power Co Inc/The 21,500 232
Mercury NZ Ltd 21,092 83
Meridian Energy Ltd 19,639 66
National Grid PLC 111,410 1,597
Origin Energy Ltd 52,436 291
Orsted AS
(f)
3,742 336
Power Assets Holdings Ltd 42,000 240
Red Electrica Corp SA 12,351 225
RWE AG 330,210 15,482
SSE PLC 32,899 759
Terna - Rete Elettrica Nazionale 42,825 371
Tokyo Electric Power Co Holdings Inc
(d)
46,300 166
$ 94,160
Electrical Components & Equipment - 0 .00%
Brother Industries Ltd 7,100 112
Electronics - 1 .72%
Kyocera Corp 9,800 514
MINEBEA MITSUMI Inc 970,400 17,971
Murata Manufacturing Co Ltd 354,800 20,130
Venture Corp Ltd 8,400 107
Yokogawa Electric Corp 2,500 41
$ 38,763
Engineering & Construction - 1 .78%
ACS Actividades de Construccion y Servicios SA 6,600 227
Aena SME SA
(d),(f)
103,085 17,362
Auckland International Airport Ltd
(d)
13,335 73
Beijing Capital International Airport Co Ltd
(d)
7,868,000 6,130
Bouygues SA 6,841 250
CK Infrastructure Holdings Ltd 19,000 108
Eiffage SA 1,268 151
Ferrovial SA 14,830 465
Kajima Corp 12,800 169
Keppel Corp Ltd 44,300 206
Lendlease Corp Ltd 20,976 104
Obayashi Corp 19,800 165
Shimizu Corp 16,700 102
Skanska AB 10,354 169
Taisei Corp 5,500 187
Vinci SA 114,920 14,215
$ 40,083

Schedule of Investments
Overseas Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .86%
Genting Singapore Ltd 22,254,875 $ 18,933
Oriental Land Co Ltd/Japan 10,700 378
Toho Co Ltd/Tokyo 1,200 48
$ 19,359
Food - 4 .35%
Associated British Foods PLC 770,412 18,982
Carrefour SA 504,487 10,494
CK Hutchison Holdings Ltd 2,370,500 15,848
Danone SA 754,499 49,935
J Sainsbury PLC 53,530 186
Kesko Oyj 8,312 173
Koninklijke Ahold Delhaize NV 31,829 1,094
MEIJI Holdings Co Ltd 6,800 164
Nisshin Seifun Group Inc 5,900 72
Ocado Group PLC
(d)
11,431 73
Orkla ASA 22,860 164
Salmar ASA 696 31
Tesco PLC 225,302 797
WH Group Ltd
(f)
126,000 70
$ 98,083
Food Service - 0 .93%
Compass Group PLC 796,715 21,018
Forest Products & Paper - 0 .05%
Holmen AB
(e)
2,853 108
Mondi PLC 14,777 236
Oji Holdings Corp 24,800 97
Smurfit Kappa Group PLC 7,522 279
UPM-Kymmene Oyj 16,244 518
$ 1,238
Gas - 0 .93%
Centrica PLC 13,672,571 19,647
Enagas SA 7,574 152
Hong Kong & China Gas Co Ltd 339,300 301
Naturgy Energy Group SA 4,424 138
Osaka Gas Co Ltd 11,400 188
Snam SpA 61,377 341
Tokyo Gas Co Ltd 11,900 244
$ 21,011
Hand & Machine Tools - 1 .00%
Fuji Electric Co Ltd 2,500 101
Makita Corp 787,900 22,227
Schindler Holding AG - PC 620 139
$ 22,467
Healthcare - Products - 3 .32%
EBOS Group Ltd 1,725 47
Elekta AB 2,212,056 18,599
EssilorLuxottica SA 4,425 876
FUJIFILM Holdings Corp 10,900 568
Getinge AB
(e)
532,330 13,511
Koninklijke Philips NV 954,211 20,145
Smith & Nephew PLC 1,277,372 21,039
$ 74,785
Healthcare - Services - 0 .05%
Eurofins Scientific SE 2,050 143
Fresenius Medical Care AG & Co KGaA 6,250 303
Fresenius SE & Co KGaA 12,856 372
Ramsay Health Care Ltd 1,947 84
Sonic Healthcare Ltd 4,864 115
$ 1,017
Holding Companies - Diversified - 0 .02%
Jardine Matheson Holdings Ltd 4,918 238
Swire Pacific Ltd 15,000 119
$ 357
Home Builders - 0 .63%
Barratt Developments PLC 30,492 192
Berkeley Group Holdings PLC 3,316 186
Daiwa House Industry Co Ltd 18,300 466
Iida Group Holdings Co Ltd 4,400 78
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Persimmon PLC 790,376 $ 13,081
Taylor Wimpey PLC 107,506 173
$ 14,176
Home Furnishings - 0 .83%
Electrolux AB 1,187,199 17,909
Hoshizaki Corp 1,600 56
Panasonic Holdings Corp 67,100 632
SEB SA 758 87
Sharp Corp/Japan 6,900 49
$ 18,733
Insurance - 5 .80%
Admiral Group PLC 5,529 161
Aegon NV 54,574 249
Ageas SA/NV 4,907 219
Allianz SE 154,522 38,801
Assicurazioni Generali SpA 33,809 704
Aviva PLC 85,319 454
AXA SA 645,355 21,065
Baloise Holding AG 1,395 234
Dai-ichi Life Holdings Inc 29,800 554
Gjensidige Forsikring ASA 3,947 69
Hannover Rueck SE 917 196
Japan Post Holdings Co Ltd 72,300 595
Japan Post Insurance Co Ltd 6,100 99
Legal & General Group PLC 7,177,055 21,176
M&G PLC 67,893 176
MS&AD Insurance Group Holdings Inc 13,100 430
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
1,493 561
NN Group NV 8,490 317
Phoenix Group Holdings PLC 22,832 170
Prudential PLC 1,900,737 29,083
Sampo Oyj 14,601 741
Sompo Holdings Inc 9,500 396
Suncorp Group Ltd 38,475 320
Swiss Life Holding AG 938 619
Swiss Re AG 3,213 324
T&D Holdings Inc 16,000 196
Zurich Insurance Group AG 26,818 13,005
$ 130,914
Internet - 0 .28%
Just Eat Takeaway.com NV
(d),(f)
5,584 98
Rakuten Group Inc 13,400 67
Tencent Holdings Ltd 133,000 5,907
Trend Micro Inc/Japan 2,100 103
United Internet AG 2,630 45
$ 6,220
Investment Companies - 0 .09%
Eurazeo SE 1,325 95
EXOR NV
(d)
3,300 271
Groupe Bruxelles Lambert NV 3,026 272
Industrivarden AB - A Shares 2,578 74
Investor AB - A Shares 15,178 333
Investor AB - B Shares
(e)
36,045 774
L E Lundbergforetagen AB 1,510 72
Sofina SA 164 38
Washington H Soul Pattinson & Co Ltd 6,590 138
$ 2,067
Iron & Steel - 0 .10%
ArcelorMittal SA 16,030 455
BlueScope Steel Ltd 14,123 188
Fortescue Metals Group Ltd 51,543 721
JFE Holdings Inc 14,900 176
Nippon Steel Corp 24,600 525
voestalpine AG 3,531 123
$ 2,188
Leisure Products & Services - 0 .01%
Yamaha Motor Co Ltd 9,100 236

Schedule of Investments
Overseas Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 1 .31%
Accor SA
(d)
756,698 $ 26,847
City Developments Ltd 12,400 65
Sands China Ltd
(d)
707,600 2,534
Whitbread PLC 3,995 163
$ 29,609
Machinery - Construction & Mining - 1 .76%
Hitachi Construction Machinery Co Ltd 3,300 81
Hitachi Ltd 29,500 1,632
Komatsu Ltd 788,247 19,604
Mitsubishi Electric Corp 1,402,211 17,386
Mitsubishi Heavy Industries Ltd 9,800 372
Sandvik AB
(e)
11,357 231
Siemens Energy AG
(d)
15,809 388
$ 39,694
Machinery - Diversified - 2 .09%
Atlas Copco AB - A Shares
(e)
28,614 414
FANUC Corp 739,300 24,967
GEA Group AG 1,612 76
Husqvarna AB 12,770 110
Kone Oyj 6,723 383
Kubota Corp 20,100 305
Nabtesco Corp 852,658 20,552
Omron Corp 2,000 117
Wartsila OYJ Abp 14,407 167
Yaskawa Electric Corp 2,600 106
$ 47,197
Media - 0 .03%
Bollore SE 26,940 182
Pearson PLC 19,673 219
Vivendi SE 21,931 241
$ 642
Metal Fabrication & Hardware - 1 .51%
NSK Ltd 2,852,500 16,105
SKF AB 986,955 17,875
Tenaris SA 5,029 72
$ 34,052
Mining - 1 .56%
Anglo American PLC 38,676 1,192
Antofagasta PLC 12,001 221
BHP Group Ltd 154,193 4,576
Boliden AB
(e)
8,323 297
Glencore PLC 313,517 1,851
Gold Fields Ltd 762,914 11,889
Newcrest Mining Ltd 27,201 519
Norsk Hydro ASA 40,934 301
Rio Tinto Ltd 11,299 847
Rio Tinto PLC 202,748 12,889
South32 Ltd 139,624 395
Sumitomo Metal Mining Co Ltd 7,500 277
$ 35,254
Miscellaneous Manufacturers - 1 .08%
Alstom SA 807,996 20,309
Knorr-Bremse AG 2,207 155
Siemens AG 23,285 3,838
Smiths Group PLC 7,015 148
$ 24,450
Office & Business Equipment - 0 .04%
Canon Inc 30,400 724
Seiko Epson Corp 8,600 132
$ 856
Oil & Gas - 3 .86%
Aker BP ASA 966,791 23,112
BP PLC 1,879,864 12,612
DCC PLC 3,004 187
ENEOS Holdings Inc 93,210 332
Eni SpA 76,095 1,150
Equinor ASA 28,995 835
Galp Energia SGPS SA 15,256 184
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Idemitsu Kosan Co Ltd 6,400 $ 136
Inpex Corp 31,600 346
OMV AG 4,480 212
Repsol SA 41,923 616
Santos Ltd 96,058 455
Shell PLC 214,828 6,601
Suncor Energy Inc 834,932 26,142
TotalEnergies SE 201,453 12,872
Woodside Energy Group Ltd 57,793 1,311
$ 87,103
Oil & Gas Services - 0 .01%
Sembcorp Marine Ltd
(d)
1,404,488 131
Packaging & Containers - 0 .69%
DS Smith PLC 3,860,669 15,073
Stora Enso Oyj 16,773 213
Svenska Cellulosa AB SCA 11,985 164
$ 15,450
Pharmaceuticals - 7 .28%
Astellas Pharma Inc 36,200 545
AstraZeneca PLC 140,904 20,736
Bayer AG 248,910 16,428
DSM-Firmenich AG
(d)
1,860 243
Eisai Co Ltd 3,800 219
GSK PLC 854,721 15,414
Hikma Pharmaceuticals PLC 5,026 116
Ipsen SA 400 49
Novartis AG 284,306 29,083
Orion Oyj 1,625 76
Roche Holding AG 91,490 28,649
Sanofi 188,559 20,321
Shionogi & Co Ltd 2,800 125
Sino Biopharmaceutical Ltd 24,639,405 13,677
Takeda Pharmaceutical Co Ltd 543,000 18,005
Teva Pharmaceutical Industries Ltd ADR
(d)
33,804 295
UCB SA 1,923 179
$ 164,160
Pipelines - 0 .95%
Enbridge Inc 537,503 21,372
Private Equity - 0 .04%
3i Group PLC 29,623 659
Partners Group Holding AG 242 235
$ 894
Real Estate - 0 .20%
Aroundtown SA
(e)
30,410 41
Azrieli Group Ltd 1,291 75
CK Asset Holdings Ltd 60,500 358
Daito Trust Construction Co Ltd 1,900 180
Fastighets AB Balder
(d)
12,444 58
Hang Lung Properties Ltd 62,000 113
Henderson Land Development Co Ltd 43,438 155
Hongkong Land Holdings Ltd 33,801 150
Hulic Co Ltd 11,700 101
LEG Immobilien SE 2,256 140
Mitsubishi Estate Co Ltd 34,400 424
New World Development Co Ltd 45,451 121
Nomura Real Estate Holdings Inc 3,600 90
Sekisui House Ltd 18,800 387
Sino Land Co Ltd 104,000 140
Sumitomo Realty & Development Co Ltd 9,400 220
Sun Hung Kai Properties Ltd 43,883 611
Swire Properties Ltd 35,200 95
Swiss Prime Site AG 2,335 211
UOL Group Ltd 9,200 48
Vonovia SE 21,800 473
Wharf Real Estate Investment Co Ltd 51,000 294
$ 4,485

Schedule of Investments
Overseas Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .20%
British Land Co PLC/The 26,804 $ 135
CapitaLand Ascendas REIT 102,000 219
CapitaLand Integrated Commercial Trust 161,399 246
Covivio SA/France 1,442 82
Daiwa House REIT Investment Corp 68 145
Gecina SA 1,400 156
GLP J-Reit 69 79
GPT Group/The 58,304 171
Japan Metropolitan Fund Invest 214 157
Japan Real Estate Investment Corp 38 151
Klepierre SA 6,547 166
Land Securities Group PLC 21,469 182
Link REIT 76,980 504
Mapletree Logistics Trust 102,200 134
Mapletree Pan Asia Commercial Trust 71,500 95
Mirvac Group 120,103 193
Nippon Building Fund Inc 47 197
Nippon Prologis REIT Inc 43 98
Nomura Real Estate Master Fund Inc 129 151
Scentre Group 157,986 303
Segro PLC 12,882 136
Stockland 72,660 215
Unibail-Rodamco-Westfield
(d)
3,588 192
Vicinity Ltd 117,778 165
Warehouses De Pauw CVA 4,965 148
$ 4,420
Retail - 1 .39%
Alimentation Couche-Tard Inc 268,919 13,422
Cie Financiere Richemont SA 15,595 2,578
H & M Hennes & Mauritz AB 22,227 326
Industria de Diseno Textil SA 394,745 13,570
Jardine Cycle & Carriage Ltd 2,900 74
Kingfisher PLC 59,450 193
MatsukiyoCocokara & Co 1,200 64
Next PLC 3,934 334
Nitori Holdings Co Ltd 900 115
Pandora A/S 2,761 255
Swatch Group AG/The - BR 881 302
Swatch Group AG/The - REG 1,598 101
USS Co Ltd 2,100 35
$ 31,369
Semiconductors - 3 .06%
Samsung Electronics Co Ltd 722,123 35,531
SK Hynix Inc 397,867 26,770
SUMCO Corp 10,500 145
Tokyo Electron Ltd 57,600 6,595
$ 69,041
Software - 1 .46%
SAP SE 243,234 32,914
Telecommunications - 1 .31%
BT Group PLC 211,583 423
Deutsche Telekom AG 788,219 19,005
Elisa Oyj 2,813 175
HKT Trust & HKT Ltd 115,000 151
KDDI Corp 49,000 1,530
Koninklijke KPN NV 100,545 367
Nokia OYJ 164,713 697
Orange SA 60,724 790
Singapore Telecommunications Ltd 87,800 168
SoftBank Corp 87,300 983
SoftBank Group Corp 36,700 1,376
Spark New Zealand Ltd 57,014 185
Swisscom AG 788 541
Tele2 AB 17,294 184
Telecom Italia SpA/Milano
(d)
196,543 58
Telefonaktiebolaget LM Ericsson 88,840 489
Telefonica Deutschland Holding AG 31,688 107
Telefonica SA 158,207 719
Telenor ASA 21,296 266
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telia Co AB
(e)
80,912 $ 225
Telstra Group Ltd 61,546 178
Vodafone Group PLC 793,288 953
$ 29,570
Transportation - 1 .78%
AP Moller - Maersk A/S - A 47 84
AP Moller - Maersk A/S - B 153 277
Canadian National Railway Co 135,290 16,127
Central Japan Railway Co 4,400 545
Deutsche Post AG 428,942 20,632
East Japan Railway Co 6,000 343
Getlink SE 6,694 125
Hankyu Hanshin Holdings Inc 4,500 141
Keio Corp 1,500 56
Keisei Electric Railway Co Ltd 1,400 49
Kintetsu Group Holdings Co Ltd 3,300 111
Mitsui OSK Lines Ltd 10,500 260
MTR Corp Ltd 47,000 235
Nippon Express Holdings Inc 2,400 141
Nippon Yusen KK
(e)
14,800 350
Odakyu Electric Railway Co Ltd 4,400 61
Poste Italiane SpA
(f)
15,901 165
SITC International Holdings Co Ltd 40,000 74
Tobu Railway Co Ltd 2,800 71
Tokyu Corp 8,000 113
West Japan Railway Co 4,400 191
$ 40,151
Water - 0 .73%
Severn Trent PLC 4,976 183
United Utilities Group PLC 20,753 282
Veolia Environnement SA 503,661 15,949
$ 16,414
TOTAL COMMON STOCKS $ 2,147,845
PREFERRED STOCKS - 1 .10 % Shares Held Value (000's)
Automobile Manufacturers - 0 .05%
Bayerische Motoren Werke AG 8.52% 1,808 $ 192
Porsche Automobil Holding SE 2.56% 4,661 260
Volkswagen AG 8.76% 5,649 771
$ 1,223
Consumer Products - 1 .05%
Henkel AG & Co KGaA 1.85% 291,855 23,596
TOTAL PREFERRED STOCKS $ 24,819
Total Investments $ 2,275,772
Other Assets and Liabilities -  (0.91)% (20,571)
TOTAL NET ASSETS - 100.00% $ 2,255,201
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $44,993 or 2.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $42,384 or 1.88% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,815 or 0.83% of net assets.

Schedule of Investments
Overseas Fund
April 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
United Kingdom 20 .65%
Japan 13 .01%
France 12 .53%
Germany 10 .37%
Netherlands 5 .37%
Switzerland 5 .27%
Italy 4 .62%
United States 4 .57%
Sweden 3 .58%
Canada 3 .43%
Spain 3 .21%
Hong Kong 2 .81%
Korea, Republic Of 2 .76%
Singapore 2 .18%
Ireland 1 .69%
Norway 1 .68%
Australia 0 .80%
South Africa 0 .53%
China 0 .53%
Belgium 0 .47%
Brazil 0 .23%
Finland 0 .20%
Macao 0 .11%
Peru 0 .08%
Denmark 0 .06%
Israel 0 .05%
Austria 0 .04%
Portugal 0 .03%
Luxembourg 0 .03%
New Zealand 0 .01%
Chile 0 .01%
Jordan 0 .00%
Other Assets and Liabilities
( 0 .91 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 609,049 $ 523,783 $ 85,266
Principal Government Money Market Fund - Institutional Class 4.73% 34,824 308,228 343,052 —
$ 34,824 $ 917,277 $ 866,835 $ 85,266
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 632 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 172 — — —
$ 804 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2023 Long 164 $ 17,627 $ 173
Total $ 173
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .15 % Shares Held Value (000's)
Money Market Funds - 3 .15%
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b)
104,557,575 $ 104,558
TOTAL INVESTMENT COMPANIES $ 104,558
COMMON STOCKS - 96 .74 % Shares Held Value (000's)
Aerospace & Defense - 0 .89%
Raytheon Technologies Corp 296,726 $ 29,643
Apparel - 1 .67%
Deckers Outdoor Corp
(c)
89,410 42,858
NIKE Inc 99,003 12,545
$ 55,403
Automobile Manufacturers - 2 .34%
Cummins Inc 98,169 23,074
PACCAR Inc 489,190 36,537
Tesla Inc
(c)
110,016 18,077
$ 77,688
Banks - 4 .10%
JPMorgan Chase & Co 511,374 70,692
Morgan Stanley 411,725 37,043
PNC Financial Services Group Inc/The 219,126 28,541
$ 136,276
Beverages - 1 .28%
Keurig Dr Pepper Inc 1,299,291 42,487
Building Materials - 1 .06%
Trane Technologies PLC 190,179 35,337
Chemicals - 2 .21%
Air Products and Chemicals Inc 83,710 24,641
Albemarle Corp 66,342 12,304
FMC Corp 294,344 36,375
$ 73,320
Commercial Services - 0 .50%
PayPal Holdings Inc
(c)
218,759 16,626
Computers - 7 .20%
Amdocs Ltd 338,989 30,933
Apple Inc 1,226,655 208,139
$ 239,072
Consumer Products - 1 .03%
Church & Dwight Co Inc 352,839 34,268
Diversified Financial Services - 7 .06%
Ameriprise Financial Inc 118,757 36,235
BlackRock Inc 27,998 18,792
Charles Schwab Corp/The 103,666 5,416
Discover Financial Services 64,979 6,723
Nasdaq Inc 761,180 42,147
Visa Inc 538,033 125,216
$ 234,529
Electric - 3 .07%
Constellation Energy Corp 423,137 32,751
NextEra Energy Inc 436,497 33,449
Xcel Energy Inc 512,024 35,795
$ 101,995
Energy - Alternate Sources - 0 .22%
Enphase Energy Inc
(c)
44,536 7,313
Environmental Control - 1 .25%
Republic Services Inc 287,400 41,564
Food - 0 .92%
Simply Good Foods Co/The
(c)
838,662 30,502
Healthcare - Products - 4 .77%
Abbott Laboratories 432,046 47,728
Cooper Cos Inc/The 47,075 17,957
Edwards Lifesciences Corp
(c)
122,257 10,756
GE HealthCare Technologies Inc 133,287 10,842
Medtronic PLC 250,310 22,766
Thermo Fisher Scientific Inc 87,052 48,305
$ 158,354
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .81%
HCA Healthcare Inc 128,311 $ 36,868
UnitedHealth Group Inc 114,864 56,523
$ 93,391
Home Furnishings - 0 .36%
Sonos Inc
(c)
571,652 12,085
Insurance - 2 .88%
Fidelity National Financial Inc 308,750 10,957
Marsh & McLennan Cos Inc 235,284 42,396
Progressive Corp/The 310,527 42,356
$ 95,709
Internet - 8 .02%
Airbnb Inc
(c)
164,371 19,670
Alphabet Inc - A Shares
(c)
968,772 103,988
Amazon.com Inc
(c)
684,471 72,177
Meta Platforms Inc
(c)
248,202 59,648
Shopify Inc
(c)
223,732 10,840
$ 266,323
Leisure Products & Services - 0 .32%
YETI Holdings Inc
(c)
269,147 10,618
Machinery - Construction & Mining - 0 .88%
Epiroc AB - A Shares 1,453,518 29,118
Machinery - Diversified - 0 .85%
Deere & Co 74,521 28,170
Media - 2 .72%
Charter Communications Inc
(c)
28,060 10,346
Comcast Corp - Class A 1,266,704 52,403
Nexstar Media Group Inc 82,747 14,352
Walt Disney Co/The
(c)
127,801 13,100
$ 90,201
Miscellaneous Manufacturers - 1 .22%
Parker-Hannifin Corp 124,636 40,492
Oil & Gas - 3 .83%
Chevron Corp 312,637 52,704
EOG Resources Inc 325,368 38,872
Helmerich & Payne Inc 175,489 5,819
Marathon Petroleum Corp 244,452 29,823
$ 127,218
Oil & Gas Services - 0 .18%
Schlumberger NV 119,935 5,919
Pharmaceuticals - 6 .09%
Bristol-Myers Squibb Co 318,832 21,288
CVS Health Corp 418,197 30,658
Eli Lilly & Co 90,302 35,747
Merck & Co Inc 249,883 28,854
Novartis AG ADR 311,131 31,913
Pfizer Inc 610,818 23,755
Roche Holding AG ADR 674,181 26,441
SIGA Technologies Inc 605,993 3,533
$ 202,189
REITs - 2 .40%
Alexandria Real Estate Equities Inc 78,606 9,761
American Tower Corp 80,055 16,362
Extra Space Storage Inc 70,110 10,660
Host Hotels & Resorts Inc 2,037,381 32,944
Prologis Inc 78,919 9,885
$ 79,612
Retail - 6 .03%
Chipotle Mexican Grill Inc
(c)
11,340 23,447
Costco Wholesale Corp 85,690 43,121
Home Depot Inc/The 81,605 24,526
Lululemon Athletica Inc
(c)
37,590 14,282
O'Reilly Automotive Inc
(c)
35,793 32,833
Starbucks Corp 74,624 8,529
Target Corp 64,662 10,200
Tractor Supply Co 181,885 43,361
$ 200,299

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .33%
Broadcom Inc 106,295 $ 66,594
Lam Research Corp 57,104 29,927
Microchip Technology Inc 388,416 28,351
NVIDIA Corp 187,175 51,939
$ 176,811
Software - 10 .34%
Adobe Inc
(c)
130,710 49,351
Fair Isaac Corp
(c)
55,005 40,041
Microsoft Corp 626,741 192,572
Roper Technologies Inc 69,597 31,651
Salesforce Inc
(c)
104,481 20,726
ServiceNow Inc
(c)
19,729 9,064
$ 343,405
Telecommunications - 1 .24%
T-Mobile US Inc
(c)
285,808 41,128
Transportation - 1 .67%
Expeditors International of Washington Inc 264,824 30,147
Union Pacific Corp 129,308 25,306
$ 55,453
TOTAL COMMON STOCKS $ 3,212,518
Total Investments $ 3,317,076
Other Assets and Liabilities -  0.11% 3,514
TOTAL NET ASSETS - 100.00% $ 3,320,590
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 22 .87%
Consumer, Non-cyclical 17 .40%
Financial 16 .44%
Communications 11 .98%
Consumer, Cyclical 10 .72%
Industrial 7 .82%
Energy 4 .23%
Money Market Funds 3 .15%
Utilities 3 .07%
Basic Materials 2 .21%
Other Assets and Liabilities
0 .11%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 359,337 $ 254,779 $ 104,558
Principal Government Money Market Fund - Institutional Class 4.73% 93,232 154,459 247,691 —
$ 93,232 $ 513,796 $ 502,470 $ 104,558
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 1,129 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 221 — — —
$ 1,350 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55.40%
Blue Chip Fund
(a),(b)
560,387 $ 17,641
Core Fixed Income Fund
(a)
20,882,977 180,638
Diversified International Fund
(a)
2,015,152 25,230
Diversified Real Asset Fund
(a)
1,088,727 12,194
International Small Company Fund
(a)
473,249 4,623
LargeCap Growth Fund I
(a),(b)
1,166,906 17,562
MidCap Fund
(a),(b)
86,779 2,921
MidCap Value Fund I
(a)
716,063 11,228
Origin Emerging Markets Fund
(a)
616,571 5,820
SmallCap Growth Fund I
(a),(b)
262,694 3,365
SmallCap Value Fund II
(a)
322,308 3,378
$ 284,600
Principal Funds, Inc. Institutional Class - 44.60%
Equity Income Fund
(a)
485,387 17,226
High Income Fund
(a)
4,225,566 33,931
Inflation Protection Fund
(a)
4,185,735 33,277
LargeCap S&P 500 Index Fund
(a)
836,579 17,585
LargeCap Value Fund III
(a)
989,014 16,863
MidCap Growth Fund III
(a),(b)
749,420 8,244
Overseas Fund
(a)
1,278,821 13,747
Short-Term Income Fund
(a)
7,555,611 88,249
$ 229,122
TOTAL INVESTMENT COMPANIES $ 513,722
Total Investments $ 513,722
Other Assets and Liabilities -  0.00% (23)
TOTAL NET ASSETS - 100.00% $ 513,699
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 65.43%
Domestic Equity Funds 22.58%
International Equity Funds 9.62%
Specialty Funds 2.37%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 18,188 $ 248 $ 2,577 $ 17,641
Core Fixed Income Fund 188,825 4,326 22,467 180,638
Diversified International Fund 20,994 3,125 2,505 25,230
Diversified Real Asset Fund 12,672 1,244 1,227 12,194
Equity Income Fund 18,741 978 2,605 17,226
High Income Fund 36,023 1,548 4,366 33,931
Inflation Protection Fund 37,623 2,317 6,228 33,277
International Small Company Fund 3,874 583 468 4,623
LargeCap Growth Fund I 18,129 1,822 2,555 17,562
LargeCap S&P 500 Index Fund 18,587 627 2,586 17,585
LargeCap Value Fund III 18,885 1,790 2,600 16,863
MidCap Fund 2,964 117 319 2,921
MidCap Growth Fund III 8,483 215 785 8,244
MidCap Value Fund I 11,861 886 1,080 11,228
Origin Emerging Markets Fund 4,957 855 614 5,820
Overseas Fund 10,158 2,360 1,056 13,747
Short-Term Income Fund 83,472 11,058 8,461 88,249
SmallCap Growth Fund I 3,624 61 394 3,365
SmallCap Value Fund II 3,767 420 392 3,378
$ 521,827 $ 34,580 $ 63,285 $ 513,722
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 919 $ 118 $ 863
Core Fixed Income Fund 2,885 (1,066) — 11,020
Diversified International Fund 272 (36) — 3,652
Diversified Real Asset Fund 407 (28) 735 (467)
Equity Income Fund 205 (17) 642 129
High Income Fund 1,281 (522) — 1,248
Inflation Protection Fund 2,049 88 — (523)
International Small Company Fund 58 — — 634
LargeCap Growth Fund I — (256) 1,693 422
LargeCap S&P 500 Index Fund 262 (192) 235 1,149
LargeCap Value Fund III 295 45 1,365 (1,257)
MidCap Fund — 114 90 45
MidCap Growth Fund III — 56 150 275
MidCap Value Fund I 174 (2) 623 (437)
Origin Emerging Markets Fund 174 15 — 607
Overseas Fund 309 36 656 2,249
Short-Term Income Fund 1,254 (31) — 2,211
SmallCap Growth Fund I — 127 28 (53)
SmallCap Value Fund II 102 44 286 (461)
$ 9,727 $ (706) $ 6,621 $ 21,306
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55.78%
Blue Chip Fund
(a),(b)
316,071 $ 9,950
Core Fixed Income Fund
(a)
10,777,661 93,227
Diversified International Fund
(a)
1,120,535 14,029
Diversified Real Asset Fund
(a)
591,275 6,622
International Small Company Fund
(a)
248,763 2,430
LargeCap Growth Fund I
(a),(b)
657,869 9,901
MidCap Fund
(a),(b)
50,451 1,698
MidCap Value Fund I
(a)
398,947 6,256
Origin Emerging Markets Fund
(a)
355,860 3,359
SmallCap Growth Fund I
(a),(b)
138,780 1,778
SmallCap Value Fund II
(a)
170,695 1,789
$ 151,039
Principal Funds, Inc. Institutional Class - 44.23%
Equity Income Fund
(a)
274,047 9,726
High Income Fund
(a)
2,165,418 17,388
Inflation Protection Fund
(a)
2,146,079 17,061
LargeCap S&P 500 Index Fund
(a)
477,063 10,028
LargeCap Value Fund III
(a)
558,388 9,521
MidCap Growth Fund III
(a),(b)
411,797 4,530
Overseas Fund
(a)
736,771 7,920
Short-Term Income Fund
(a)
3,731,360 43,582
$ 119,756
TOTAL INVESTMENT COMPANIES $ 270,795
Total Investments $ 270,795
Other Assets and Liabilities -  (0.01)% (26)
TOTAL NET ASSETS - 100.00% $ 270,769
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63.25%
Domestic Equity Funds 24.07%
International Equity Funds 10.25%
Specialty Funds 2.44%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 10,345 $ 207 $ 1,612 $ 9,950
Core Fixed Income Fund 93,035 3,528 8,254 93,227
Diversified International Fund 11,780 1,883 1,656 14,029
Diversified Real Asset Fund 6,769 706 595 6,622
Equity Income Fund 10,664 619 1,627 9,726
High Income Fund 18,011 1,095 2,083 17,388
Inflation Protection Fund 18,723 1,474 2,921 17,061
International Small Company Fund 2,066 334 306 2,430
LargeCap Growth Fund I 10,311 1,094 1,599 9,901
LargeCap S&P 500 Index Fund 10,582 415 1,514 10,028
LargeCap Value Fund III 10,747 1,076 1,625 9,521
MidCap Fund 1,694 79 166 1,698
MidCap Growth Fund III 4,733 151 538 4,530
MidCap Value Fund I 6,663 540 705 6,256
Origin Emerging Markets Fund 2,865 525 390 3,359
Overseas Fund 5,883 1,423 707 7,920
Short-Term Income Fund 42,188 4,074 3,751 43,582
SmallCap Growth Fund I 1,978 53 292 1,778
SmallCap Value Fund II 2,059 247 293 1,789
$ 271,096 $ 19,523 $ 30,634 $ 270,795
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 657 $ 66 $ 353
Core Fixed Income Fund 1,445 (442) — 5,360
Diversified International Fund 152 164 — 1,858
Diversified Real Asset Fund 216 2 389 (260)
Equity Income Fund 116 288 363 (218)
High Income Fund 638 (223) — 588
Inflation Protection Fund 1,017 53 — (268)
International Small Company Fund 31 (1) — 337
LargeCap Growth Fund I — (95) 954 190
LargeCap S&P 500 Index Fund 148 (126) 133 671
LargeCap Value Fund III 166 214 770 (891)
MidCap Fund — 49 51 42
MidCap Growth Fund III — 37 83 147
MidCap Value Fund I 97 (3) 347 (239)
Origin Emerging Markets Fund 100 9 — 350
Overseas Fund 178 38 378 1,283
Short-Term Income Fund 601 (23) — 1,094
SmallCap Growth Fund I — 137 15 (98)
SmallCap Value Fund II 55 35 154 (259)
$ 4,960 $ 770 $ 3,703 $ 10,040
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58.06%
Blue Chip Fund
(a),(b)
3,684,218 $ 115,979
Core Fixed Income Fund
(a)
99,484,532 860,541
Diversified International Fund
(a)
13,300,952 166,528
Diversified Real Asset Fund
(a)
5,463,344 61,189
International Small Company Fund
(a)
3,010,392 29,412
LargeCap Growth Fund I
(a),(b)
7,671,614 115,458
MidCap Fund
(a),(b)
560,489 18,866
MidCap Value Fund I
(a)
4,684,178 73,448
Origin Emerging Markets Fund
(a)
4,064,389 38,368
SmallCap Growth Fund I
(a),(b)
1,696,158 21,728
SmallCap Value Fund II
(a)
2,020,880 21,179
$ 1,522,696
Principal Funds, Inc. Institutional Class - 41.95%
Equity Income Fund
(a)
3,191,044 113,250
High Income Fund
(a)
18,672,682 149,942
Inflation Protection Fund
(a)
18,504,353 147,109
LargeCap S&P 500 Index Fund
(a)
5,522,558 116,084
LargeCap Value Fund III
(a)
6,500,002 110,825
MidCap Growth Fund III
(a),(b)
4,926,239 54,189
Overseas Fund
(a)
8,454,687 90,888
Short-Term Income Fund
(a)
27,214,065 317,860
$ 1,100,147
TOTAL INVESTMENT COMPANIES $ 2,622,843
Total Investments $ 2,622,843
Other Assets and Liabilities -  (0.01)% (258)
TOTAL NET ASSETS - 100.00% $ 2,622,585
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 56.26%
Domestic Equity Funds 29.02%
International Equity Funds 12.39%
Specialty Funds 2.34%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 120,566 $ 814 $ 17,202 $ 115,979
Core Fixed Income Fund 863,447 21,272 69,823 860,541
Diversified International Fund 139,183 18,683 15,283 166,528
Diversified Real Asset Fund 63,199 5,740 5,255 61,189
Equity Income Fund 124,239 5,682 17,341 113,250
High Income Fund 155,956 7,571 16,715 149,942
Inflation Protection Fund 162,803 10,913 24,700 147,109
International Small Company Fund 25,671 3,484 3,931 29,412
LargeCap Growth Fund I 120,172 11,328 17,053 115,458
LargeCap S&P 500 Index Fund 123,265 3,347 16,853 116,084
LargeCap Value Fund III 125,197 11,107 17,342 110,825
MidCap Fund 19,753 610 2,548 18,866
MidCap Growth Fund III 55,970 1,007 4,963 54,189
MidCap Value Fund I 78,478 5,315 7,401 73,448
Origin Emerging Markets Fund 33,034 5,206 4,019 38,368
Overseas Fund 68,036 14,881 7,296 90,888
Short-Term Income Fund 306,360 28,363 24,676 317,860
SmallCap Growth Fund I 23,491 190 2,417 21,728
SmallCap Value Fund II 24,425 2,529 3,072 21,179
$ 2,633,245 $ 158,042 $ 277,890 $ 2,622,843
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 6,939 $ 787 $ 4,862
Core Fixed Income Fund 13,563 (4,897) — 50,542
Diversified International Fund 1,805 54 — 23,891
Diversified Real Asset Fund 2,039 16 3,685 (2,511)
Equity Income Fund 1,369 5,554 4,287 (4,884)
High Income Fund 5,571 (1,595) — 4,725
Inflation Protection Fund 8,913 133 — (2,040)
International Small Company Fund 388 (43) — 4,231
LargeCap Growth Fund I — (1,213) 11,301 2,224
LargeCap S&P 500 Index Fund 1,749 (1,466) 1,573 7,791
LargeCap Value Fund III 1,970 2,474 9,110 (10,611)
MidCap Fund — 1,090 604 (39)
MidCap Growth Fund III — 378 995 1,797
MidCap Value Fund I 1,155 6 4,142 (2,950)
Origin Emerging Markets Fund 1,160 89 — 4,058
Overseas Fund 2,068 253 4,397 15,014
Short-Term Income Fund 4,397 145 — 7,668
SmallCap Growth Fund I — 845 183 (381)
SmallCap Value Fund II 663 275 1,859 (2,978)
$ 46,810 $ 9,037 $ 42,923 $ 100,409
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2023 (unaudited)
See accompanying notes.

7
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60.48%
Blue Chip Fund
(a),(b)
2,644,926 $ 83,262
Core Fixed Income Fund
(a)
56,011,087 484,496
Diversified International Fund
(a)
9,459,510 118,433
Diversified Real Asset Fund
(a)
3,725,927 41,730
International Small Company Fund
(a)
2,145,118 20,958
LargeCap Growth Fund I
(a),(b)
5,511,751 82,952
MidCap Fund
(a),(b)
411,976 13,867
MidCap Value Fund I
(a)
3,256,938 51,069
Origin Emerging Markets Fund
(a)
2,872,053 27,112
SmallCap Growth Fund I
(a),(b)
1,211,872 15,524
SmallCap Value Fund II
(a)
1,484,148 15,554
$ 954,957
Principal Funds, Inc. Institutional Class - 39.53%
Equity Income Fund
(a)
2,287,211 81,173
High Income Fund
(a)
9,818,422 78,842
Inflation Protection Fund
(a)
9,640,211 76,640
LargeCap S&P 500 Index Fund
(a)
3,990,182 83,874
LargeCap Value Fund III
(a)
4,661,385 79,476
MidCap Growth Fund III
(a),(b)
3,408,093 37,489
Overseas Fund
(a)
6,007,229 64,578
Short-Term Income Fund
(a)
10,456,968 122,137
$ 624,209
TOTAL INVESTMENT COMPANIES $ 1,579,166
Total Investments $ 1,579,166
Other Assets and Liabilities -  (0.01)% (92)
TOTAL NET ASSETS - 100.00% $ 1,579,074
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 48.26%
Domestic Equity Funds 34.47%
International Equity Funds 14.64%
Specialty Funds 2.64%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 81,795 $ 2,082 $ 8,94 3 $ 83,262
Core Fixed Income Fund 466,788 21,709 28,904 484,496
Diversified International Fund 100,199 11,129 10,065 118,433
Diversified Real Asset Fund 41,124 4,548 2,285 41,730
Equity Income Fund 84,282 5,491 8,995 81,173
High Income Fund 79,045 5,209 7,014 78,842
Inflation Protection Fund 79,852 7,581 9,801 76,640
International Small Company Fund 17,778 2,014 1,720 20,958
LargeCap Growth Fund I 81,527 9,441 8,877 82,952
LargeCap S&P 500 Index Fund 83,596 3,794 7,998 83,874
LargeCap Value Fund III 84,928 9,280 9,004 79,476
MidCap Fund 13,328 719 914 13,867
MidCap Growth Fund III 37,565 1,411 2,980 37,489
MidCap Value Fund I 52,735 4,643 4,289 51,069
Origin Emerging Markets Fund 23,223 3,114 2,132 27,112
Overseas Fund 48,732 9,221 4,287 64,578
Short-Term Income Fund 106,527 19,552 6,751 122,137
SmallCap Growth Fund I 16,305 558 1,675 15,524
SmallCap Value Fund II 16,952 2,206 1,675 15,554
$ 1,516,281 $ 123,702 $ 128,30 9 $ 1,579,166
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1,15 7 ) $ 550 $ 9,485
Core Fixed Income Fund 7,457 (48) — 24,951
Diversified International Fund 1,271 331 — 16,839
Diversified Real Asset Fund 1,353 1 2,429 (1,658)
Equity Income Fund 966 — 2,992 395
High Income Fund 2,887 (76) — 1,678
Inflation Protection Fund 4,500 (7) — (985)
International Small Company Fund 262 (12) — 2,898
LargeCap Growth Fund I — 293 7,909 568
LargeCap S&P 500 Index Fund 1,224 (267) 1,099 4,749
LargeCap Value Fund III 1,379 (14) 6,369 (5,714)
MidCap Fund — 81 413 653
MidCap Growth Fund III — 182 675 1,311
MidCap Value Fund I 786 — 2,815 (2,020)
Origin Emerging Markets Fund 798 28 — 2,879
Overseas Fund 1,446 77 3,061 10,835
Short-Term Income Fund 1,608 9 — 2,800
SmallCap Growth Fund I — (122) 129 458
SmallCap Value Fund II 467 63 1,309 (1,992)
$ 26,404 $ (63 8 ) $ 29,750 $ 68,130
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69.50%
Blue Chip Fund
(a),(b)
10,524,947 $ 331,325
Core Fixed Income Fund
(a)
212,651,975 1,839,440
Diversified International Fund
(a)
37,478,542 469,231
International Small Company Fund
(a)
8,810,193 86,076
LargeCap Growth Fund I
(a),(b)
21,938,724 330,178
MidCap Fund
(a),(b)
1,634,028 55,001
MidCap Value Fund I
(a)
13,036,136 204,407
Origin Emerging Markets Fund
(a)
11,466,183 108,241
Real Estate Securities Fund
(a)
4,722,602 123,874
SmallCap Growth Fund I
(a),(b)
4,826,007 61,821
SmallCap Value Fund II
(a)
6,036,382 63,261
$ 3,672,855
Principal Funds, Inc. Institutional Class - 30.51%
Equity Income Fund
(a)
9,096,596 322,838
High Income Fund
(a)
30,397,290 244,090
LargeCap S&P 500 Index Fund
(a)
15,449,453 324,747
LargeCap Value Fund III
(a)
18,551,651 316,306
MidCap Growth Fund III
(a),(b)
13,550,625 149,057
Overseas Fund
(a)
23,776,919 255,602
$ 1,612,640
TOTAL INVESTMENT COMPANIES $ 5,285,495
Total Investments $ 5,285,495
Other Assets and Liabilities -  (0.01)% (492)
TOTAL NET ASSETS - 100.00% $ 5,285,003
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 43.19%
Fixed Income Funds 39.42%
International Equity Funds 17.40%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 319,075 $ 3,917 $ 24,408 $ 331,325
Core Fixed Income Fund 1,718,416 88,673 59,788 1,839,440
Diversified International Fund 390,943 35,182 24,025 469,231
Equity Income Fund 328,766 17,257 24,710 322,838
High Income Fund 242,479 11,629 14,952 244,090
International Small Company Fund 72,072 6,615 4,322 86,076
LargeCap Growth Fund I 318,030 32,710 24,167 330,178
LargeCap S&P 500 Index Fund 326,078 10,848 29,740 324,747
LargeCap Value Fund III 331,292 32,071 24,629 316,306
MidCap Fund 52,195 1,980 2,060 55,001
MidCap Growth Fund III 147,208 3,510 7,522 149,057
MidCap Value Fund I 206,605 15,346 9,581 204,407
Origin Emerging Markets Fund 91,634 10,303 5,180 108,241
Overseas Fund 190,082 32,319 9,496 255,602
Real Estate Securities Fund 121,874 3,356 4,292 123,874
SmallCap Growth Fund I 63,738 1,017 4,236 61,821
SmallCap Value Fund II 66,258 7,453 2,832 63,261
$ 4,986,745 $ 314,186 $ 275,940 $ 5,285,495
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (325) $ 2,152 $ 33,066
Core Fixed Income Fund 27,717 50 — 92,089
Diversified International Fund 4,940 (90) — 67,221
Equity Income Fund 3,789 (172) 11,702 1,697
High Income Fund 8,907 (193) — 5,127
International Small Company Fund 1,061 (18) — 11,729
LargeCap Growth Fund I — 1,253 30,944 2,352
LargeCap S&P 500 Index Fund 4,783 (1,496) 4,299 19,057
LargeCap Value Fund III 5,392 1,263 24,913 (23,691)
MidCap Fund — (39) 1,618 2,925
MidCap Growth Fund III — 522 2,649 5,339
MidCap Value Fund I 3,080 51 11,044 (8,014)
Origin Emerging Markets Fund 3,136 89 — 11,395
Overseas Fund 5,619 299 11,916 42,398
Real Estate Securities Fund 1,388 (89) 1,213 3,025
SmallCap Growth Fund I — 866 504 436
SmallCap Value Fund II 1,830 181 5,125 (7,799)
$ 71,642 $ 2,152 $ 108,079 $ 258,352
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66.12%
Blue Chip Fund
(a),(b)
3,875,385 $ 121,998
Core Fixed Income Fund
(a)
50,317,907 435,250
Diversified International Fund
(a)
14,021,516 175,549
International Small Company Fund
(a)
3,164,614 30,918
LargeCap Growth Fund I
(a),(b)
8,083,368 121,655
MidCap Fund
(a),(b)
741,693 24,965
MidCap Value Fund I
(a)
4,904,377 76,901
Origin Emerging Markets Fund
(a)
4,178,462 39,445
Real Estate Securities Fund
(a)
1,509,219 39,587
SmallCap Growth Fund I
(a),(b)
1,836,325 23,523
SmallCap Value Fund II
(a)
2,278,929 23,883
$ 1,113,674
Principal Funds, Inc. Institutional Class - 33.89%
Equity Income Fund
(a)
3,345,661 118,738
High Income Fund
(a)
8,516,491 68,387
LargeCap S&P 500 Index Fund
(a)
5,757,676 121,026
LargeCap Value Fund III
(a)
6,826,089 116,385
MidCap Growth Fund III
(a),(b)
4,689,789 51,588
Overseas Fund
(a)
8,812,489 94,734
$ 570,858
TOTAL INVESTMENT COMPANIES $ 1,684,532
Total Investments $ 1,684,532
Other Assets and Liabilities -  (0.01)% (88)
TOTAL NET ASSETS - 100.00% $ 1,684,444
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 49.89%
Fixed Income Funds 29.90%
International Equity Funds 20.22%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 112,828 $ 5,770 $ 8,510 $ 121,998
Core Fixed Income Fund 380,023 45,755 11,243 435,250
Diversified International Fund 140,514 18,741 8,208 175,549
Equity Income Fund 116,253 10,568 8,598 118,738
High Income Fund 63,194 7,392 3,512 68,387
International Small Company Fund 25,097 3,411 1,716 30,918
LargeCap Growth Fund I 112,458 16,102 8,432 121,655
LargeCap S&P 500 Index Fund 115,311 8,184 8,911 121,026
LargeCap Value Fund III 117,147 15,866 8,582 116,385
MidCap Fund 22,967 1,735 1,036 24,965
MidCap Growth Fund III 48,615 3,313 2,311 51,588
MidCap Value Fund I 74,607 8,567 3,323 76,901
Origin Emerging Markets Fund 32,265 5,110 2,002 39,445
Overseas Fund 68,597 14,252 3,762 94,734
Real Estate Securities Fund 37,163 2,622 1,099 39,587
SmallCap Growth Fund I 23,133 1,598 1,695 23,523
SmallCap Value Fund II 24,048 3,940 1,257 23,883
$ 1,514,220 $ 172,926 $ 84,197 $ 1,684,532
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 28 $ 772 $ 11,882
Core Fixed Income Fund 6,285 7 — 20,708
Diversified International Fund 1,794 (4) — 24,506
Equity Income Fund 1,374 (11) 4,196 526
High Income Fund 2,388 14 — 1,299
International Small Company Fund 373 (2) — 4,128
LargeCap Growth Fund I — (64) 11,104 1,591
LargeCap S&P 500 Index Fund 1,717 (100) 1,542 6,542
LargeCap Value Fund III 1,935 28 8,934 (8,074)
MidCap Fund — 5 721 1,294
MidCap Growth Fund III — (1) 886 1,972
MidCap Value Fund I 1,126 1 4,036 (2,951)
Origin Emerging Markets Fund 1,116 5 — 4,067
Overseas Fund 2,045 (17) 4,325 15,664
Real Estate Securities Fund 435 — 376 901
SmallCap Growth Fund I — 15 186 472
SmallCap Value Fund II 674 2 1,888 (2,850)
$ 21,262 $ (94) $ 38,966 $ 81,677
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62.06%
Blue Chip Fund
(a),(b)
11,179,393 $ 351,927
Core Fixed Income Fund
(a)
73,885,038 639,106
Diversified International Fund
(a)
39,997,510 500,769
International Small Company Fund
(a)
9,261,980 90,489
LargeCap Growth Fund I
(a),(b)
23,309,524 350,808
MidCap Fund
(a),(b)
2,092,327 70,428
MidCap Value Fund I
(a)
13,806,065 216,479
Origin Emerging Markets Fund
(a)
12,288,308 116,002
Real Estate Securities Fund
(a)
3,731,353 97,873
SmallCap Growth Fund I
(a),(b)
5,173,815 66,277
SmallCap Value Fund II
(a)
6,323,083 66,266
$ 2,566,424
Principal Funds, Inc. Institutional Class - 37.95%
Equity Income Fund
(a)
9,654,931 342,653
High Income Fund
(a)
15,204,272 122,090
LargeCap S&P 500 Index Fund
(a)
16,775,905 352,630
LargeCap Value Fund III
(a)
19,697,575 335,844
MidCap Growth Fund III
(a),(b)
13,264,472 145,909
Overseas Fund
(a)
25,155,551 270,422
$ 1,569,548
TOTAL INVESTMENT COMPANIES $ 4,135,972
Total Investments $ 4,135,972
Other Assets and Liabilities -  (0.01)% (378)
TOTAL NET ASSETS - 100.00% $ 4,135,594
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 57.96%
International Equity Funds 23.65%
Fixed Income Funds 18.40%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 329,949 $ 7,355 $ 19,847 $ 351,927
Core Fixed Income Fund 568,208 55,879 15,759 639,106
Diversified International Fund 416,387 32,617 19,470 500,769
Equity Income Fund 339,942 21,300 20,068 342,653
High Income Fund 116,421 9,294 6,017 122,090
International Small Company Fund 75,648 6,073 3,465 90,489
LargeCap Growth Fund I 328,868 37,508 19,678 350,808
LargeCap S&P 500 Index Fund 337,168 14,488 17,643 352,630
LargeCap Value Fund III 342,546 36,825 20,003 335,844
MidCap Fund 66,360 3,104 2,738 70,428
MidCap Growth Fund III 140,336 4,926 4,963 145,909
MidCap Value Fund I 215,374 18,190 8,729 216,479
Origin Emerging Markets Fund 98,093 9,859 4,239 116,002
Overseas Fund 202,456 31,393 8,781 270,422
Real Estate Securities Fund 94,570 3,607 2,588 97,873
SmallCap Growth Fund I 66,311 1,911 3,301 66,277
SmallCap Value Fund II 68,922 8,641 3,302 66,266
$ 3,807,559 $ 302,970 $ 180,591 $ 4,135,972
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 281 $ 2,254 $ 34,189
Core Fixed Income Fund 9,260 39 — 30,739
Diversified International Fund 5,173 (96) — 71,331
Equity Income Fund 3,988 (32) 12,255 1,511
High Income Fund 4,336 42 — 2,350
International Small Company Fund 1,095 (2) — 12,235
LargeCap Growth Fund I — (139) 32,408 4,249
LargeCap S&P 500 Index Fund 5,007 (549) 4,502 19,166
LargeCap Value Fund III 5,644 (40) 26,080 (23,484)
MidCap Fund — 29 2,064 3,673
MidCap Growth Fund III — (4) 2,531 5,614
MidCap Value Fund I 3,218 13 11,539 (8,369)
Origin Emerging Markets Fund 3,301 45 — 12,244
Overseas Fund 5,882 217 12,464 45,137
Real Estate Securities Fund 1,087 2 945 2,282
SmallCap Growth Fund I — 313 526 1,043
SmallCap Value Fund II 1,909 59 5,347 (8,054)
$ 49,900 $ 178 $ 112,915 $ 205,856
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59.59%
Blue Chip Fund
(a),(b)
3,961,286 $ 124,701
Core Fixed Income Fund
(a)
12,561,103 108,653
Diversified International Fund
(a)
14,385,598 180,108
International Small Company Fund
(a)
3,321,963 32,456
LargeCap Growth Fund I
(a),(b)
8,265,024 124,389
MidCap Fund
(a),(b)
751,345 25,290
MidCap Value Fund I
(a)
4,988,618 78,221
Origin Emerging Markets Fund
(a)
4,308,560 40,673
Real Estate Securities Fund
(a)
1,200,748 31,496
SmallCap Growth Fund I
(a),(b)
1,899,756 24,336
SmallCap Value Fund II
(a)
2,314,122 24,252
$ 794,575
Principal Funds, Inc. Institutional Class - 40.42%
Equity Income Fund
(a)
3,418,289 121,315
High Income Fund
(a)
3,341,658 26,834
LargeCap S&P 500 Index Fund
(a)
5,902,672 124,074
LargeCap Value Fund III
(a)
6,978,546 118,984
MidCap Growth Fund III
(a),(b)
4,784,638 52,631
Overseas Fund
(a)
8,855,629 95,198
$ 539,036
TOTAL INVESTMENT COMPANIES $ 1,333,611
Total Investments $ 1,333,611
Other Assets and Liabilities -  (0.01)% (70)
TOTAL NET ASSETS - 100.00% $ 1,333,541
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 63.72%
International Equity Funds 26.13%
Fixed Income Funds 10.16%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 111,965 $ 6,742 $ 5,979 $ 124,701
Core Fixed Income Fund 90,062 15,617 1,973 108,653
Diversified International Fund 141,653 18,651 4,867 180,108
Equity Income Fund 115,348 11,505 6,061 121,315
High Income Fund 23,480 3,875 1,010 26,834
International Small Company Fund 25,761 3,448 980 32,456
LargeCap Growth Fund I 111,597 17,051 5,915 124,389
LargeCap S&P 500 Index Fund 114,405 9,124 5,962 124,074
LargeCap Value Fund III 116,229 16,812 6,036 118,984
MidCap Fund 22,822 1,956 794 25,290
MidCap Growth Fund III 48,319 3,735 1,393 52,631
MidCap Value Fund I 74,117 9,223 2,185 78,221
Origin Emerging Markets Fund 32,895 5,158 1,523 40,673
Overseas Fund 67,975 13,881 2,172 95,198
Real Estate Securities Fund 29,096 2,315 623 31,496
SmallCap Growth Fund I 22,969 1,830 943 24,336
SmallCap Value Fund II 23,870 4,154 931 24,252
$ 1,172,563 $ 145,077 $ 49,347 $ 1,333,611
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 21 $ 767 $ 11,952
Core Fixed Income Fund 1,502 (1) — 4,948
Diversified International Fund 1,792 11 — 24,660
Equity Income Fund 1,376 (10) 4,168 533
High Income Fund 902 2 — 487
International Small Company Fund 380 — — 4,227
LargeCap Growth Fund I — (18) 11,076 1,674
LargeCap S&P 500 Index Fund 1,711 (111) 1,538 6,618
LargeCap Value Fund III 1,928 3 8,908 (8,024)
MidCap Fund — — 713 1,306
MidCap Growth Fund III — 1 880 1,969
MidCap Value Fund I 1,118 (3) 4,009 (2,931)
Origin Emerging Markets Fund 1,127 (2) — 4,145
Overseas Fund 2,007 — 4,241 15,514
Real Estate Securities Fund 342 — 294 708
SmallCap Growth Fund I — — 185 480
SmallCap Value Fund II 669 — 1,874 (2,841)
$ 14,854 $ (107) $ 38,653 $ 65,425
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57.82%
Blue Chip Fund
(a),(b)
8,759,523 $ 275,750
Core Fixed Income Fund
(a)
10,150,556 87,802
Diversified International Fund
(a)
31,457,016 393,842
International Small Company Fund
(a)
7,256,233 70,893
LargeCap Growth Fund I
(a),(b)
18,268,192 274,936
MidCap Fund
(a),(b)
1,655,303 55,718
MidCap Value Fund I
(a)
10,930,348 171,388
Origin Emerging Markets Fund
(a)
9,646,789 91,066
Real Estate Securities Fund
(a)
2,491,620 65,355
SmallCap Growth Fund I
(a),(b)
4,140,569 53,041
SmallCap Value Fund II
(a)
5,054,819 52,974
$ 1,592,765
Principal Funds, Inc. Institutional Class - 42.19%
Equity Income Fund
(a)
7,564,095 268,450
High Income Fund
(a)
3,573,929 28,698
LargeCap S&P 500 Index Fund
(a)
13,061,454 274,552
LargeCap Value Fund III
(a)
15,437,173 263,204
MidCap Growth Fund III
(a),(b)
10,444,823 114,893
Overseas Fund
(a)
19,758,803 212,407
$ 1,162,204
TOTAL INVESTMENT COMPANIES $ 2,754,969
Total Investments $ 2,754,969
Other Assets and Liabilities -  (0.01)% (214)
TOTAL NET ASSETS - 100.00% $ 2,754,755
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67.89%
International Equity Funds 27.89%
Fixed Income Funds 4.23%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 252,340 $ 8,167 $ 11,385 $ 275,750
Core Fixed Income Fund 81,230 4,184 1,995 87,802
Diversified International Fund 318,120 29,700 8,804 393,842
Equity Income Fund 259,937 18,867 11,560 268,450
High Income Fund 27,510 1,787 1,170 28,698
International Small Company Fund 57,625 5,504 1,615 70,893
LargeCap Growth Fund I 251,511 31,288 11,251 274,936
LargeCap S&P 500 Index Fund 257,832 13,732 11,424 274,552
LargeCap Value Fund III 261,928 30,756 11,509 263,204
MidCap Fund 51,048 2,926 1,144 55,718
MidCap Growth Fund III 108,120 5,041 2,640 114,893
MidCap Value Fund I 165,803 15,786 3,757 171,388
Origin Emerging Markets Fund 75,057 8,720 2,142 91,066
Overseas Fund 155,010 26,197 3,786 212,407
Real Estate Securities Fund 62,246 3,058 1,468 65,355
SmallCap Growth Fund I 51,302 2,225 1,554 53,041
SmallCap Value Fund II 53,306 7,453 1,555 52,974
$ 2,489,925 $ 215,391 $ 88,759 $ 2,754,969
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 50 $ 1,724 $ 26,578
Core Fixed Income Fund 1,329 3 — 4,380
Diversified International Fund 3,976 114 — 54,712
Equity Income Fund 3,064 (24) 9,374 1,230
High Income Fund 1,033 (3) — 574
International Small Company Fund 839 — — 9,379
LargeCap Growth Fund I — (9) 24,845 3,397
LargeCap S&P 500 Index Fund 3,839 (542) 3,450 14,954
LargeCap Value Fund III 4,327 (9) 19,987 (17,962)
MidCap Fund — 5 1,590 2,883
MidCap Growth Fund III — 5 1,957 4,367
MidCap Value Fund I 2,486 9 8,913 (6,453)
Origin Emerging Markets Fund 2,541 15 — 9,416
Overseas Fund 4,528 13 9,589 34,973
Real Estate Securities Fund 720 — 624 1,519
SmallCap Growth Fund I — 15 409 1,053
SmallCap Value Fund II 1,483 9 4,154 (6,239)
$ 30,165 $ (349) $ 86,616 $ 138,761
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .93%
Blue Chip Fund
(a),(b)
2,633,823 $ 82,913
Core Fixed Income Fund
(a)
3,079,724 26,640
Diversified International Fund
(a)
9,507,087 119,029
International Small Company Fund
(a)
2,193,020 21,426
LargeCap Growth Fund I
(a),(b)
5,496,851 82,728
MidCap Fund
(a),(b)
497,529 16,747
MidCap Value Fund I
(a)
3,290,237 51,591
Origin Emerging Markets Fund
(a)
2,917,851 27,544
Real Estate Securities Fund
(a)
746,789 19,588
SmallCap Growth Fund I
(a),(b)
1,271,746 16,291
SmallCap Value Fund II
(a)
1,547,765 16,220
$ 480,717
Principal Funds, Inc. Institutional Class - 42 .08%
Equity Income Fund
(a)
2,270,781 80,590
High Income Fund
(a)
1,083,989 8,705
LargeCap S&P 500 Index Fund
(a)
3,925,278 82,509
LargeCap Value Fund III
(a)
4,640,094 79,114
MidCap Growth Fund III
(a),(b)
3,156,657 34,723
Overseas Fund
(a)
5,907,759 63,508
$ 349,149
TOTAL INVESTMENT COMPANIES $ 829,866
Total Investments $ 829,866
Other Assets and Liabilities -  (0.01)% (48)
TOTAL NET ASSETS - 100.00% $ 829,818
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .86%
International Equity Funds 27 .89%
Fixed Income Funds 4 .26%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 71,771 $ 6,496 $ 3,173 $ 82,913
Core Fixed Income Fund 23,218 2,707 562 26,640
Diversified International Fund 90,550 15,032 2,482 119,029
Equity Income Fund 73,925 9,545 3,221 80,590
High Income Fund 7,860 1,006 328 8,705
International Small Company Fund 16,402 2,766 455 21,426
LargeCap Growth Fund I 71,535 13,176 3,138 82,728
LargeCap S&P 500 Index Fund 73,330 8,104 3,186 82,509
LargeCap Value Fund III 74,492 13,016 3,207 79,114
MidCap Fund 14,522 1,702 321 16,747
MidCap Growth Fund III 30,763 3,438 745 34,723
MidCap Value Fund I 47,169 7,376 1,060 51,591
Origin Emerging Markets Fund 21,365 4,082 606 27,544
Overseas Fund 44,110 10,298 1,068 63,508
Real Estate Securities Fund 17,583 1,985 414 19,588
SmallCap Growth Fund I 14,612 1,810 439 16,291
SmallCap Value Fund II 15,180 3,327 439 16,220
$ 708,387 $ 105,866 $ 24,844 $ 829,866
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 6 $ 497 $ 7,813
Core Fixed Income Fund 392 (1) — 1,278
Diversified International Fund 1,154 — — 15,929
Equity Income Fund 895 (5) 2,696 346
High Income Fund 304 — — 167
International Small Company Fund 243 — — 2,713
LargeCap Growth Fund I — 7 7,176 1,148
LargeCap S&P 500 Index Fund 1,108 7 996 4,254
LargeCap Value Fund III 1,249 1 5,767 (5,188)
MidCap Fund — — 458 844
MidCap Growth Fund III — — 566 1,267
MidCap Value Fund I 718 — 2,573 (1,894)
Origin Emerging Markets Fund 738 — — 2,703
Overseas Fund 1,310 (1) 2,763 10,169
Real Estate Securities Fund 210 — 180 434
SmallCap Growth Fund I — — 119 308
SmallCap Value Fund II 430 (1) 1,205 (1,847)
$ 8,751 $ 13 $ 24,996 $ 40,444
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .95%
Blue Chip Fund
(a),(b)
2,498,156 $ 78,642
Core Fixed Income Fund
(a)
2,923,047 25,284
Diversified International Fund
(a)
9,026,567 113,013
International Small Company Fund
(a)
2,082,738 20,348
LargeCap Growth Fund I
(a),(b)
5,214,123 78,473
MidCap Fund
(a),(b)
471,885 15,884
MidCap Value Fund I
(a)
3,122,114 48,955
Origin Emerging Markets Fund
(a)
2,771,219 26,160
Real Estate Securities Fund
(a)
708,242 18,577
SmallCap Growth Fund I
(a),(b)
1,211,560 15,520
SmallCap Value Fund II
(a)
1,473,900 15,446
$ 456,302
Principal Funds, Inc. Institutional Class - 42 .05%
Equity Income Fund
(a)
2,154,215 76,453
High Income Fund
(a)
1,028,861 8,262
LargeCap S&P 500 Index Fund
(a)
3,722,768 78,253
LargeCap Value Fund III
(a)
4,401,475 75,045
MidCap Growth Fund III
(a),(b)
2,997,629 32,974
Overseas Fund
(a)
5,597,617 60,174
$ 331,161
TOTAL INVESTMENT COMPANIES $ 787,463
Total Investments $ 787,463
Other Assets and Liabilities -  0.00% (36)
TOTAL NET ASSETS - 100.00% $ 787,427
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .85%
International Equity Funds 27 .89%
Fixed Income Funds 4 .26%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 67,425 $ 7,026 $ 3,205 $ 78,642
Core Fixed Income Fund 21,813 2,882 613 25,284
Diversified International Fund 85,132 15,548 2,702 113,013
Equity Income Fund 69,445 9,916 3,249 76,453
High Income Fund 7,389 1,054 338 8,262
International Small Company Fund 15,421 2,864 497 20,348
LargeCap Growth Fund I 67,203 13,305 3,169 78,473
LargeCap S&P 500 Index Fund 68,887 8,537 3,213 78,253
LargeCap Value Fund III 69,976 13,154 3,235 75,045
MidCap Fund 13,643 1,791 350 15,884
MidCap Growth Fund III 28,911 3,672 811 32,974
MidCap Value Fund I 44,318 7,559 1,152 48,955
Origin Emerging Markets Fund 20,084 4,187 658 26,160
Overseas Fund 41,451 10,296 1,163 60,174
Real Estate Securities Fund 16,506 2,111 451 18,577
SmallCap Growth Fund I 13,743 1,961 477 15,520
SmallCap Value Fund II 14,276 3,388 478 15,446
$ 665,623 $ 109,251 $ 25,761 $ 787,463
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 6 $ 467 $ 7,390
Core Fixed Income Fund 368 — — 1,202
Diversified International Fund 1,085 — — 15,035
Equity Income Fund 844 (5) 2,536 346
High Income Fund 287 — — 157
International Small Company Fund 229 — — 2,560
LargeCap Growth Fund I — (3) 6,747 1,137
LargeCap S&P 500 Index Fund 1,042 1 936 4,041
LargeCap Value Fund III 1,174 1 5,421 (4,851)
MidCap Fund — — 430 800
MidCap Growth Fund III — — 532 1,202
MidCap Value Fund I 675 (1) 2,419 (1,769)
Origin Emerging Markets Fund 693 — — 2,547
Overseas Fund 1,231 — 2,597 9,590
Real Estate Securities Fund 197 — 169 411
SmallCap Growth Fund I — — 112 293
SmallCap Value Fund II 405 — 1,134 (1,740)
$ 8,230 $ (1) $ 23,500 $ 38,351
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58.19%
Blue Chip Fund
(a),(b)
401,870 $ 12,651
Core Fixed Income Fund
(a)
474,039 4,101
Diversified International Fund
(a)
1,466,543 18,360
International Small Company Fund
(a)
338,402 3,306
LargeCap Growth Fund I
(a),(b)
840,199 12,645
MidCap Fund
(a),(b)
75,833 2,553
MidCap Value Fund I
(a)
503,216 7,890
Origin Emerging Markets Fund
(a)
450,872 4,256
Real Estate Securities Fund
(a)
114,792 3,011
SmallCap Growth Fund I
(a),(b)
203,065 2,601
SmallCap Value Fund II
(a)
245,684 2,575
$ 73,949
Principal Funds, Inc. Institutional Class - 41.83%
Equity Income Fund
(a)
345,227 12,252
High Income Fund
(a)
166,771 1,339
LargeCap S&P 500 Index Fund
(a)
598,216 12,574
LargeCap Value Fund III
(a)
707,195 12,058
MidCap Growth Fund III
(a),(b)
487,248 5,360
Overseas Fund
(a)
890,005 9,568
$ 53,151
TOTAL INVESTMENT COMPANIES $ 127,100
Total Investments $ 127,100
Other Assets and Liabilities -  (0.02)% (20)
TOTAL NET ASSETS - 100.00% $ 127,080
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67.81%
International Equity Funds 27.93%
Fixed Income Funds 4.28%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 9,601 $ 2,414 $ 506 $ 12,651
Core Fixed Income Fund 3,110 925 112 4,101
Diversified International Fund 12,148 4,444 493 18,360
Equity Income Fund 9,887 2,825 511 12,252
High Income Fund 1,053 318 56 1,339
International Small Company Fund 2,201 814 91 3,306
LargeCap Growth Fund I 9,570 3,342 502 12,645
LargeCap S&P 500 Index Fund 9,808 2,637 508 12,574
LargeCap Value Fund III 9,962 3,317 511 12,058
MidCap Fund 1,944 550 65 2,553
MidCap Growth Fund III 4,121 1,202 148 5,360
MidCap Value Fund I 6,314 2,053 211 7,890
Origin Emerging Markets Fund 2,866 1,138 121 4,256
Overseas Fund 5,910 2,429 212 9,568
Real Estate Securities Fund 2,352 679 82 3,011
SmallCap Growth Fund I 1,964 678 87 2,601
SmallCap Value Fund II 2,039 891 86 2,575
$ 94,850 $ 30,656 $ 4,302 $ 127,100
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1) $ 68 $ 1,143
Core Fixed Income Fund 57 — — 178
Diversified International Fund 161 — — 2,261
Equity Income Fund 127 (2) 372 53
High Income Fund 44 — — 24
International Small Company Fund 34 — — 382
LargeCap Growth Fund I — (1) 996 236
LargeCap S&P 500 Index Fund 154 — 138 637
LargeCap Value Fund III 173 1 798 (711)
MidCap Fund — — 63 124
MidCap Growth Fund III — — 79 185
MidCap Value Fund I 99 — 356 (266)
Origin Emerging Markets Fund 103 — — 373
Overseas Fund 181 — 381 1,441
Real Estate Securities Fund 30 — 25 62
SmallCap Growth Fund I — — 17 46
SmallCap Value Fund II 60 — 169 (269)
$ 1,223 $ (3) $ 3,462 $ 5,899
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 110.27 % Shares Held Value
Principal Funds, Inc. Class R-6 - 64.34%
Blue Chip Fund
(a),(b)
235 $ 7 ,387
Core Fixed Income Fund
(a)
279 2 ,416
Diversified International Fund
(a)
864 1 0,818
International Small Company Fund
(a)
200 1,950
LargeCap Growth Fund I
(a),(b)
490 7 ,379
MidCap Fund
(a),(b)
44 1 ,494
MidCap Value Fund I
(a)
296 4,635
Origin Emerging Markets Fund
(a)
267 2,518
Real Estate Securities Fund
(a)
68 1,778
SmallCap Growth Fund I
(a),(b)
123 1,569
SmallCap Value Fund II
(a)
148 1,552
$ 4 3,496
Principal Funds, Inc. Institutional Class - 45.93%
Equity Income Fund
(a)
202 7 ,169
High Income Fund
(a)
98 788
LargeCap S&P 500 Index Fund
(a)
349 7 ,339
LargeCap Value Fund III
(a)
414 7 ,064
MidCap Growth Fund III
(a),(b)
287 3 ,160
Overseas Fund
(a)
514 5,531
$ 31 ,051
TOTAL INVESTMENT COMPANIES $ 7 4,547
Total Investments $ 7 4,547
Other Assets and Liabilities -  (10.27)% (6,945)
TOTAL NET ASSETS - 100.00% $ 6 7,602
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 74.74%
International Equity Funds 30.7 9%
Fixed Income Funds 4.74%
Other Assets and Liabilities
(10.27)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ — $ 23,009 $ 16 ,065 $ 7 ,387
Core Fixed Income Fund — 8,299 5,962 2 ,416
Diversified International Fund — 36,553 26 ,100 1 0,818
Equity Income Fund — 23 ,245 1 6,063 7 ,169
High Income Fund — 2,689 1,909 788
International Small Company Fund — 6,701 4,772 1,950
LargeCap Growth Fund I — 2 2,907 1 6,125 7 ,379
LargeCap S&P 500 Index Fund — 23 ,033 1 6,065 7 ,339
LargeCap Value Fund III — 23 ,124 16 ,064 7 ,064
MidCap Fund — 4,808 3,332 1 ,494
MidCap Growth Fund III — 1 0,966 7,774 3 ,160
MidCap Value Fund I — 1 5,734 1 0,938 4,635
Origin Emerging Markets Fund — 8,895 6 ,342 2,518
Overseas Fund — 16 ,250 1 1,023 5,531
Real Estate Securities Fund — 6 ,104 4 ,287 1,778
SmallCap Growth Fund I — 6 ,458 4 ,816 1,569
SmallCap Value Fund II — 6 ,458 4 ,727 1,552
$ — $ 245 ,233 $ 17 2,364 $ 74 ,547
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (21) $ — $ 464
Core Fixed Income Fund 13 18 — 61
Diversified International Fund — (35) — 400
Equity Income Fund 46 (86) — 73
High Income Fund 8 (1) — 9
International Small Company Fund — (9) — 30
LargeCap Growth Fund I — (27) — 624
LargeCap S&P 500 Index Fund — 4 — 367
LargeCap Value Fund III — (81) — 85
MidCap Fund — (13) — 31
MidCap Growth Fund III — (18) — (14)
MidCap Value Fund I — (76) — (85)
Origin Emerging Markets Fund — (52) — 17
Overseas Fund — (44) — 348
Real Estate Securities Fund 12 (28) — (11)
SmallCap Growth Fund I — (40) — (33)
SmallCap Value Fund II — (58) — (121)
$ 79 $ (567) $ — $ 2 ,245

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18.75%
Diversified International Fund
(a)
1,348,844 $ 16,887
Diversified Real Asset Fund
(a)
445,513 4,990
International Small Company Fund
(a)
195,500 1,910
MidCap S&P 400 Index Fund
(a)
469,405 9,501
Origin Emerging Markets Fund
(a)
187,694 1,772
SmallCap S&P 600 Index Fund
(a)
129,123 3,002
$ 38,062
Principal Funds, Inc. Institutional Class - 81.27%
Bond Market Index Fund
(a)
8,011,475 69,700
High Income Fund
(a)
1,621,755 13,023
Inflation Protection Fund
(a)
1,610,880 12,806
LargeCap S&P 500 Index Fund
(a)
1,750,862 36,803
Short-Term Income Fund
(a)
2,794,439 32,639
$ 164,971
TOTAL INVESTMENT COMPANIES $ 203,033
Total Investments $ 203,033
Other Assets and Liabilities -  (0.02)% (42)
TOTAL NET ASSETS - 100.00% $ 202,991
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63.14%
Domestic Equity Funds 24.29%
International Equity Funds 10.13%
Specialty Funds 2.46%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 54,990 $ 13,714 $ 1,994 $ 69,700
Diversified International Fund 11,423 4,150 832 16,887
Diversified Real Asset Fund 4,032 1,282 145 4,990
High Income Fund 10,645 2,826 681 13,023
Inflation Protection Fund 10,880 3,063 991 12,806
International Small Company Fund 1,297 493 109 1,910
LargeCap S&P 500 Index Fund 30,859 7,011 2,982 36,803
MidCap S&P 400 Index Fund 8,027 2,295 475 9,501
Origin Emerging Markets Fund 1,222 495 103 1,772
Short-Term Income Fund 25,284 7,561 914 32,639
SmallCap S&P 600 Index Fund 2,642 957 210 3,002
$ 161,301 $ 43,847 $ 9,436 $ 203,033
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 990 $ (1) $ — $ 2,991
Diversified International Fund 161 2 — 2,144
Diversified Real Asset Fund 146 — 255 (179)
High Income Fund 437 1 — 232
Inflation Protection Fund 674 (4) — (142)
International Small Company Fund 21 — — 229
LargeCap S&P 500 Index Fund 479 (3) 430 1,918
MidCap S&P 400 Index Fund 125 — 482 (346)
Origin Emerging Markets Fund 47 — — 158
Short-Term Income Fund 410 — — 708
SmallCap S&P 600 Index Fund 40 — 248 (387)
$ 3,530 $ (5) $ 1,415 $ 7,326
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22.13%
Diversified International Fund
(a)
3,886,116 $ 48,654
Diversified Real Asset Fund
(a)
1,064,101 11,918
International Small Company Fund
(a)
566,785 5,537
MidCap S&P 400 Index Fund
(a)
1,353,735 27,400
Origin Emerging Markets Fund
(a)
502,963 4,748
SmallCap S&P 600 Index Fund
(a)
358,871 8,344
$ 106,601
Principal Funds, Inc. Institutional Class - 77.88%
Bond Market Index Fund
(a)
18,071,606 157,223
High Income Fund
(a)
3,418,824 27,453
Inflation Protection Fund
(a)
3,392,787 26,973
LargeCap S&P 500 Index Fund
(a)
5,009,140 105,292
Short-Term Income Fund
(a)
4,983,076 58,202
$ 375,143
TOTAL INVESTMENT COMPANIES $ 481,744
Total Investments $ 481,744
Other Assets and Liabilities -  (0.01)% (54)
TOTAL NET ASSETS - 100.00% $ 481,690
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 56.02%
Domestic Equity Funds 29.28%
International Equity Funds 12.24%
Specialty Funds 2.47%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 141,418 $ 14,377 $ 5,841 $ 157,223
Diversified International Fund 36,514 7,994 2,361 48,654
Diversified Real Asset Fund 10,984 1,830 440 11,918
High Income Fund 25,596 3,136 1,806 27,453
Inflation Protection Fund 26,432 3,683 2,820 26,973
International Small Company Fund 4,303 971 459 5,537
LargeCap S&P 500 Index Fund 100,977 9,451 10,694 105,292
MidCap S&P 400 Index Fund 26,224 3,755 1,510 27,400
Origin Emerging Markets Fund 3,581 909 193 4,748
Short-Term Income Fund 50,605 8,340 2,077 58,202
SmallCap S&P 600 Index Fund 8,416 1,601 524 8,344
$ 435,050 $ 56,047 $ 28,725 $ 481,744
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,423 $ 6 $ — $ 7,263
Diversified International Fund 490 7 — 6,500
Diversified Real Asset Fund 370 (1) 660 (455)
High Income Fund 966 8 — 519
Inflation Protection Fund 1,513 (7) — (315)
International Small Company Fund 67 1 — 721
LargeCap S&P 500 Index Fund 1,474 (566) 1,326 6,124
MidCap S&P 400 Index Fund 387 4 1,496 (1,073)
Origin Emerging Markets Fund 130 (6) — 457
Short-Term Income Fund 762 — — 1,334
SmallCap S&P 600 Index Fund 119 — 745 (1,149)
$ 8,701 $ (554) $ 4,227 $ 19,926
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25.68%
Diversified International Fund
(a)
5,991,987 $ 75,020
Diversified Real Asset Fund
(a)
1,417,023 15,870
International Small Company Fund
(a)
885,133 8,648
MidCap S&P 400 Index Fund
(a)
2,054,141 41,576
Origin Emerging Markets Fund
(a)
789,679 7,454
SmallCap S&P 600 Index Fund
(a)
572,206 13,304
$ 161,872
Principal Funds, Inc. Institutional Class - 74.33%
Bond Market Index Fund
(a)
22,227,457 193,379
High Income Fund
(a)
3,925,396 31,521
Inflation Protection Fund
(a)
3,861,999 30,703
LargeCap S&P 500 Index Fund
(a)
7,802,655 164,012
Short-Term Income Fund
(a)
4,180,604 48,829
$ 468,444
TOTAL INVESTMENT COMPANIES $ 630,316
Total Investments $ 630,316
Other Assets and Liabilities -  (0.01)% (69)
TOTAL NET ASSETS - 100.00% $ 630,247
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 48.30%
Domestic Equity Funds 34.74%
International Equity Funds 14.45%
Specialty Funds 2.52%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 157,734 $ 29,319 $ 2,049 $ 193,379
Diversified International Fund 53,374 14,267 2,308 75,020
Diversified Real Asset Fund 13,334 3,264 159 15,870
High Income Fund 26,753 5,343 1,139 31,521
Inflation Protection Fund 26,789 6,112 1,866 30,703
International Small Company Fund 6,136 1,714 246 8,648
LargeCap S&P 500 Index Fund 141,177 23,694 9,343 164,012
MidCap S&P 400 Index Fund 36,283 8,045 1,207 41,576
Origin Emerging Markets Fund 5,336 1,679 241 7,454
Short-Term Income Fund 36,446 11,841 471 48,829
SmallCap S&P 600 Index Fund 12,033 3,485 486 13,304
$ 515,395 $ 108,763 $ 19,515 $ 630,316
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,753 $ — $ — $ 8,375
Diversified International Fund 713 8 — 9,679
Diversified Real Asset Fund 465 — 817 (569)
High Income Fund 1,065 — — 564
Inflation Protection Fund 1,599 (9) — (323)
International Small Company Fund 96 — — 1,044
LargeCap S&P 500 Index Fund 2,144 6 1,922 8,478
MidCap S&P 400 Index Fund 548 — 2,112 (1,545)
Origin Emerging Markets Fund 194 — — 680
Short-Term Income Fund 594 — — 1,013
SmallCap S&P 600 Index Fund 176 — 1,092 (1,728)
$ 10,347 $ 5 $ 5,943 $ 25,668
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 29.85%
Diversified International Fund
(a)
6,901,810 $ 86,410
International Small Company Fund
(a)
1,042,143 10,182
MidCap S&P 400 Index Fund
(a)
2,384,048 48,253
Origin Emerging Markets Fund
(a)
921,610 8,700
Real Estate Securities Fund
(a)
544,075 14,271
SmallCap S&P 600 Index Fund
(a)
660,510 15,357
$ 183,173
Principal Funds, Inc. Institutional Class - 70.16%
Bond Market Index Fund
(a)
24,500,570 213,155
High Income Fund
(a)
3,528,944 28,337
LargeCap S&P 500 Index Fund
(a)
8,995,266 189,081
$ 430,573
TOTAL INVESTMENT COMPANIES $ 613,746
Total Investments $ 613,746
Other Assets and Liabilities -  (0.01)% (65)
TOTAL NET ASSETS - 100.00% $ 613,681
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 43.50%
Fixed Income Funds 39.35%
International Equity Funds 17.16%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 177,114 $ 29,160 $ 2,449 $ 213,155
Diversified International Fund 63,385 13,884 2,203 86,410
High Income Fund 25,035 3,848 1,066 28,337
International Small Company Fund 7,490 1,708 275 10,182
LargeCap S&P 500 Index Fund 168,281 21,868 10,873 189,081
MidCap S&P 400 Index Fund 43,395 7,885 1,178 48,253
Origin Emerging Markets Fund 6,477 1,667 266 8,700
Real Estate Securities Fund 12,417 1,738 175 14,271
SmallCap S&P 600 Index Fund 14,326 3,454 387 15,357
$ 517,920 $ 85,212 $ 18,872 $ 613,746
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,075 $ (1) $ — $ 9,331
Diversified International Fund 831 5 — 11,339
High Income Fund 978 — — 520
International Small Company Fund 115 — — 1,259
LargeCap S&P 500 Index Fund 2,534 (27) 2,276 9,832
MidCap S&P 400 Index Fund 650 1 2,509 (1,850)
Origin Emerging Markets Fund 231 — — 822
Real Estate Securities Fund 151 — 128 291
SmallCap S&P 600 Index Fund 207 — 1,290 (2,036)
$ 8,772 $ (22) $ 6,203 $ 29,508
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34.23%
Diversified International Fund
(a)
6,197,381 $ 77,591
International Small Company Fund
(a)
893,464 8,729
MidCap S&P 400 Index Fund
(a)
2,117,546 42,859
Origin Emerging Markets Fund
(a)
802,529 7,576
Real Estate Securities Fund
(a)
418,825 10,986
SmallCap S&P 600 Index Fund
(a)
579,137 13,465
$ 161,206
Principal Funds, Inc. Institutional Class - 65.78%
Bond Market Index Fund
(a)
13,942,656 121,302
High Income Fund
(a)
2,378,299 19,098
LargeCap S&P 500 Index Fund
(a)
8,061,482 169,452
$ 309,852
TOTAL INVESTMENT COMPANIES $ 471,058
Total Investments $ 471,058
Other Assets and Liabilities -  (0.01)% (45)
TOTAL NET ASSETS - 100.00% $ 471,013
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 50.27%
Fixed Income Funds 29.80%
International Equity Funds 19.94%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 98,702 $ 18,276 $ 907 $ 121,302
Diversified International Fund 58,171 11,187 2,109 77,591
High Income Fund 16,440 2,920 608 19,098
International Small Company Fund 6,601 1,330 303 8,729
LargeCap S&P 500 Index Fund 150,204 18,800 8,424 169,452
MidCap S&P 400 Index Fund 38,717 6,782 1,037 42,859
Origin Emerging Markets Fund 5,712 1,322 183 7,576
Real Estate Securities Fund 9,573 1,269 89 10,986
SmallCap S&P 600 Index Fund 12,792 2,947 488 13,465
$ 396,912 $ 64,833 $ 14,148 $ 471,058
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,701 $ — $ — $ 5,231
Diversified International Fund 746 9 — 10,333
High Income Fund 643 — — 346
International Small Company Fund 99 — — 1,101
LargeCap S&P 500 Index Fund 2,261 3 2,030 8,869
MidCap S&P 400 Index Fund 575 (2) 2,222 (1,601)
Origin Emerging Markets Fund 199 — — 725
Real Estate Securities Fund 115 — 97 233
SmallCap S&P 600 Index Fund 183 1 1,139 (1,787)
$ 6,522 $ 11 $ 5,488 $ 23,450
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39.53%
Diversified International Fund
(a)
7,276,255 $ 91,099
International Small Company Fund
(a)
1,074,958 10,502
MidCap S&P 400 Index Fund
(a)
2,465,712 49,906
Origin Emerging Markets Fund
(a)
962,127 9,083
Real Estate Securities Fund
(a)
422,406 11,080
SmallCap S&P 600 Index Fund
(a)
688,009 15,996
$ 187,666
Principal Funds, Inc. Institutional Class - 60.48%
Bond Market Index Fund
(a)
8,432,900 73,366
High Income Fund
(a)
1,748,544 14,041
LargeCap S&P 500 Index Fund
(a)
9,500,719 199,705
$ 287,112
TOTAL INVESTMENT COMPANIES $ 474,778
Total Investments $ 474,778
Other Assets and Liabilities -  (0.01)% (47)
TOTAL NET ASSETS - 100.00% $ 474,731
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 58.29%
International Equity Funds 23.31%
Fixed Income Funds 18.41%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 56,924 $ 13,701 $ 305 $ 73,366
Diversified International Fund 65,705 15,043 1,447 91,099
High Income Fund 11,681 2,476 364 14,041
International Small Company Fund 7,573 1,820 165 10,502
LargeCap S&P 500 Index Fund 169,016 27,484 7,044 199,705
MidCap S&P 400 Index Fund 43,300 9,281 807 49,906
Origin Emerging Markets Fund 6,620 1,783 159 9,083
Real Estate Securities Fund 9,294 1,613 51 11,080
SmallCap S&P 600 Index Fund 14,414 3,983 324 15,996
$ 384,527 $ 77,184 $ 10,666 $ 474,778
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,000 $ — $ — $ 3,046
Diversified International Fund 854 5 — 11,793
High Income Fund 468 — — 248
International Small Company Fund 115 — — 1,274
LargeCap S&P 500 Index Fund 2,599 (16) 2,330 10,265
MidCap S&P 400 Index Fund 655 — 2,522 (1,868)
Origin Emerging Markets Fund 234 — — 839
Real Estate Securities Fund 115 — 97 224
SmallCap S&P 600 Index Fund 211 1 1,309 (2,078)
$ 6,251 $ (10) $ 6,258 $ 23,743
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 43.51%
Diversified International Fund
(a)
5,208,663 $ 65,212
International Small Company Fund
(a)
770,007 7,523
MidCap S&P 400 Index Fund
(a)
1,785,550 36,140
Origin Emerging Markets Fund
(a)
683,867 6,456
Real Estate Securities Fund
(a)
273,481 7,173
SmallCap S&P 600 Index Fund
(a)
489,700 11,385
$ 133,889
Principal Funds, Inc. Institutional Class - 56.50%
Bond Market Index Fund
(a)
2,882,768 25,080
High Income Fund
(a)
772,770 6,206
LargeCap S&P 500 Index Fund
(a)
6,782,319 142,564
$ 173,850
TOTAL INVESTMENT COMPANIES $ 307,739
Total Investments $ 307,739
Other Assets and Liabilities -  (0.01)% (35)
TOTAL NET ASSETS - 100.00% $ 307,704
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 64.11%
International Equity Funds 25.73%
Fixed Income Funds 10.17%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 19,490 $ 4,888 $ 341 $ 25,080
Diversified International Fund 47,714 10,446 1,457 65,212
High Income Fund 5,085 1,211 197 6,206
International Small Company Fund 5,525 1,263 188 7,523
LargeCap S&P 500 Index Fund 124,117 17,751 6,714 142,564
MidCap S&P 400 Index Fund 32,078 6,218 833 36,140
Origin Emerging Markets Fund 4,787 1,241 180 6,456
Real Estate Securities Fund 6,190 940 108 7,173
SmallCap S&P 600 Index Fund 10,581 2,642 363 11,385
$ 255,567 $ 46,600 $ 10,381 $ 307,739
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 334 $ — $ — $ 1,043
Diversified International Fund 611 1 — 8,508
High Income Fund 201 — — 107
International Small Company Fund 83 — — 923
LargeCap S&P 500 Index Fund 1,855 7 1,667 7,403
MidCap S&P 400 Index Fund 474 — 1,829 (1,323)
Origin Emerging Markets Fund 166 — — 608
Real Estate Securities Fund 75 — 63 151
SmallCap S&P 600 Index Fund 150 — 936 (1,475)
$ 3,949 $ 8 $ 4,495 $ 15,945
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.31%
Diversified International Fund
(a)
4,787,628 $ 59,941
International Small Company Fund
(a)
708,202 6,919
MidCap S&P 400 Index Fund
(a)
1,633,891 33,070
Origin Emerging Markets Fund
(a)
638,090 6,024
Real Estate Securities Fund
(a)
235,494 6,177
SmallCap S&P 600 Index Fund
(a)
461,947 10,740
$ 122,871
Principal Funds, Inc. Institutional Class - 53.70%
Bond Market Index Fund
(a)
984,136 8,562
High Income Fund
(a)
349,105 2,803
LargeCap S&P 500 Index Fund
(a)
6,238,272 131,129
$ 142,494
TOTAL INVESTMENT COMPANIES $ 265,365
Total Investments $ 265,365
Other Assets and Liabilities -  (0.01)% (38)
TOTAL NET ASSETS - 100.00% $ 265,327
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68.26%
International Equity Funds 27.47%
Fixed Income Funds 4.28%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 7,135 $ 1,155 $ 106 $ 8,562
Diversified International Fund 43,593 9,313 698 59,941
High Income Fund 2,420 414 81 2,803
International Small Company Fund 5,039 1,127 84 6,919
LargeCap S&P 500 Index Fund 111,808 16,810 4,171 131,129
MidCap S&P 400 Index Fund 28,895 5,804 397 33,070
Origin Emerging Markets Fund 4,426 1,120 79 6,024
Real Estate Securities Fund 5,289 842 78 6,177
SmallCap S&P 600 Index Fund 9,748 2,541 165 10,740
$ 218,353 $ 39,126 $ 5,859 $ 265,365
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 123 $ — $ — $ 378
Diversified International Fund 553 — — 7,733
High Income Fund 95 — — 50
International Small Company Fund 75 — — 837
LargeCap S&P 500 Index Fund 1,687 (14) 1,515 6,696
MidCap S&P 400 Index Fund 429 — 1,653 (1,232)
Origin Emerging Markets Fund 152 — — 557
Real Estate Securities Fund 64 — 54 124
SmallCap S&P 600 Index Fund 139 — 867 (1,384)
$ 3,317 $ (14) $ 4,089 $ 13,759
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.41%
Diversified International Fund
(a)
2,638,812 $ 33,038
International Small Company Fund
(a)
391,981 3,830
MidCap S&P 400 Index Fund
(a)
898,801 18,192
Origin Emerging Markets Fund
(a)
352,829 3,331
Real Estate Securities Fund
(a)
129,907 3,407
SmallCap S&P 600 Index Fund
(a)
259,541 6,034
$ 67,832
Principal Funds, Inc. Institutional Class - 53.61%
Bond Market Index Fund
(a)
544,466 4,737
High Income Fund
(a)
193,039 1,550
LargeCap S&P 500 Index Fund
(a)
3,427,999 72,056
$ 78,343
TOTAL INVESTMENT COMPANIES $ 146,175
Total Investments $ 146,175
Other Assets and Liabilities -  (0.02)% (25)
TOTAL NET ASSETS - 100.00% $ 146,150
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68.22%
International Equity Funds 27.50%
Fixed Income Funds 4.30%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 3,661 $ 887 $ 10 $ 4,737
Diversified International Fund 22,436 6,599 64 33,038
High Income Fund 1,241 309 26 1,550
International Small Company Fund 2,597 802 8 3,830
LargeCap S&P 500 Index Fund 57,116 12,710 1,365 72,056
MidCap S&P 400 Index Fund 14,791 4,103 34 18,192
Origin Emerging Markets Fund 2,269 782 7 3,331
Real Estate Securities Fund 2,703 650 8 3,407
SmallCap S&P 600 Index Fund 5,023 1,774 15 6,034
$ 111,837 $ 28,616 $ 1,537 $ 146,175
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 64 $ — $ — $ 199
Diversified International Fund 290 — — 4,067
High Income Fund 51 — — 26
International Small Company Fund 39 — — 439
LargeCap S&P 500 Index Fund 879 (2) 789 3,597
MidCap S&P 400 Index Fund 224 — 860 (668)
Origin Emerging Markets Fund 80 — — 287
Real Estate Securities Fund 34 — 28 62
SmallCap S&P 600 Index Fund 73 — 456 (748)
$ 1,734 $ (2) $ 2,133 $ 7,261
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.52%
Diversified International Fund
(a)
1,239,788 $ 15,522
International Small Company Fund
(a)
185,099 1,808
MidCap S&P 400 Index Fund
(a)
422,407 8,550
Origin Emerging Markets Fund
(a)
167,211 1,579
Real Estate Securities Fund
(a)
61,016 1,600
SmallCap S&P 600 Index Fund
(a)
124,923 2,904
$ 31,963
Principal Funds, Inc. Institutional Class - 53.50%
Bond Market Index Fund
(a)
256,629 2,233
High Income Fund
(a)
90,968 730
LargeCap S&P 500 Index Fund
(a)
1,607,781 33,796
$ 36,759
TOTAL INVESTMENT COMPANIES $ 68,722
Total Investments $ 68,722
Other Assets and Liabilities -  (0.02)% (16)
TOTAL NET ASSETS - 100.00% $ 68,706
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68.19%
International Equity Funds 27.52%
Fixed Income Funds 4.31%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 1,654 $ 501 $ 13 $ 2,233
Diversified International Fund 10,220 3,520 89 15,522
High Income Fund 561 173 16 730
International Small Company Fund 1,188 429 12 1,808
LargeCap S&P 500 Index Fund 25,588 7,130 589 33,796
MidCap S&P 400 Index Fund 6,676 2,238 51 8,550
Origin Emerging Markets Fund 1,040 416 8 1,579
Real Estate Securities Fund 1,216 367 11 1,600
SmallCap S&P 600 Index Fund 2,314 966 21 2,904
$ 50,457 $ 15,740 $ 810 $ 68,722
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 29 $ — $ — $ 91
Diversified International Fund 133 — — 1,871
High Income Fund 24 — — 12
International Small Company Fund 18 — — 203
LargeCap S&P 500 Index Fund 401 — 361 1,667
MidCap S&P 400 Index Fund 102 — 394 (313)
Origin Emerging Markets Fund 37 — — 131
Real Estate Securities Fund 16 — 13 28
SmallCap S&P 600 Index Fund 34 — 214 (355)
$ 794 $ — $ 982 $ 3,335
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.61%
Diversified International Fund
(a)
350,424 $ 4,388
International Small Company Fund
(a)
52,274 511
MidCap S&P 400 Index Fund
(a)
119,095 2,410
Origin Emerging Markets Fund
(a)
46,633 440
Real Estate Securities Fund
(a)
17,270 453
SmallCap S&P 600 Index Fund
(a)
35,304 821
$ 9,023
Principal Funds, Inc. Institutional Class - 53.45%
Bond Market Index Fund
(a)
72,518 631
High Income Fund
(a)
25,710 206
LargeCap S&P 500 Index Fund
(a)
452,355 9,509
$ 10,346
TOTAL INVESTMENT COMPANIES $ 19,369
Total Investments $ 19,369
Other Assets and Liabilities -  (0.06)% (11)
TOTAL NET ASSETS - 100.00% $ 19,358
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68.15%
International Equity Funds 27.58%
Fixed Income Funds 4.33%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 428 $ 195 $ 16 $ 631
Diversified International Fund 2,609 1,399 112 4,388
High Income Fund 145 66 9 206
International Small Company Fund 302 169 13 511
LargeCap S&P 500 Index Fund 6,689 2,763 400 9,509
MidCap S&P 400 Index Fund 1,730 831 65 2,410
Origin Emerging Markets Fund 259 161 12 440
Real Estate Securities Fund 315 144 12 453
SmallCap S&P 600 Index Fund 590 353 27 821
$ 13,067 $ 6,081 $ 666 $ 19,369
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 8 $ — $ — $ 24
Diversified International Fund 34 — — 492
High Income Fund 6 — — 4
International Small Company Fund 5 — — 53
LargeCap S&P 500 Index Fund 105 — 94 457
MidCap S&P 400 Index Fund 27 — 102 (86)
Origin Emerging Markets Fund 9 — — 32
Real Estate Securities Fund 4 — 3 6
SmallCap S&P 600 Index Fund 9 — 55 (95)
$ 207 $ — $ 254 $ 887
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES – 124.28% Shares Held Value
Principal Funds, Inc. Class R-6 - 58.35%
Diversified International Fund
(a)
815 $ 10 ,199
International Small Company Fund
(a)
123 1 ,197
MidCap S&P 400 Index Fund
(a)
278 5,621
Origin Emerging Markets Fund
(a)
111 1 ,048
Real Estate Securities Fund
(a)
41 1 ,074
SmallCap S&P 600 Index Fund
(a)
86 1,995
$ 21 ,134
Principal Funds, Inc. Institutional Class – 65.93%
Bond Market Index Fund
(a)
170 1 ,479
High Income Fund
(a)
60 484
LargeCap S&P 500 Index Fund
(a)
1,043 2 1,917
$ 2 3,880
TOTAL INVESTMENT COMPANIES $ 45 ,014
Total Investments $ 45 ,014
Other Assets and Liabilities -  (24.28)% (8,795)
TOTAL NET ASSETS - 100.00% $ 36 ,219
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 84.50%
International Equity Funds 34.36%
Fixed Income Funds 5.42%
Other Assets and Liabilities
(24.28)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ — $ 4 ,299 $ 2,877 $ 1 ,479
Diversified International Fund — 2 8,515 1 8,781 10 ,199
High Income Fund — 1 ,396 918 484
International Small Company Fund — 3 ,477 2 ,307 1 ,197
LargeCap S&P 500 Index Fund — 59,565 39,104 2 1,917
MidCap S&P 400 Index Fund — 16 ,473 10 ,692 5,621
Origin Emerging Markets Fund — 3 ,225 2 ,194 1 ,048
Real Estate Securities Fund — 3 ,166 2 ,131 1 ,074
SmallCap S&P 600 Index Fund — 6,702 4,554 1,995
$ — $ 126 ,818 $ 83 ,558 $ 45 ,014
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ — $ 15 $ — $ 42
Diversified International Fund — 118 — 347
High Income Fund 4 2 — 4
International Small Company Fund — 11 — 16
LargeCap S&P 500 Index Fund — 455 — 1 ,001
MidCap S&P 400 Index Fund — (5) — (155)
Origin Emerging Markets Fund — 9 — 8
Real Estate Securities Fund 5 33 — 6
SmallCap S&P 600 Index Fund — (16) — (137)
$ 9 $ 622 $ — $ 1 ,132

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 17.88%
Diversified International Fund
(a)
650,795 $ 8,148
Diversified Real Asset Fund
(a)
239,845 2,686
International Small Company Fund
(a)
97,598 954
MidCap S&P 400 Index Fund
(a)
228,962 4,634
Origin Emerging Markets Fund
(a)
87,741 828
SmallCap S&P 600 Index Fund
(a)
61,494 1,430
$ 18,680
Principal Funds, Inc. Institutional Class - 82.14%
Bond Market Index Fund
(a)
4,202,832 36,565
High Income Fund
(a)
856,558 6,878
Inflation Protection Fund
(a)
850,830 6,764
LargeCap S&P 500 Index Fund
(a)
843,506 17,731
Short-Term Income Fund
(a)
1,532,229 17,896
$ 85,834
TOTAL INVESTMENT COMPANIES $ 104,514
Total Investments $ 104,514
Other Assets and Liabilities -  (0.02)% (21)
TOTAL NET ASSETS - 100.00% $ 104,493
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 65.17%
Domestic Equity Funds 22.78%
International Equity Funds 9.50%
Specialty Funds 2.57%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 31,202 $ 6,509 $ 2,806 $ 36,565
Diversified International Fund 5,549 2,038 466 8,148
Diversified Real Asset Fund 2,296 641 151 2,686
High Income Fund 6,001 1,349 598 6,878
Inflation Protection Fund 6,171 1,472 811 6,764
International Small Company Fund 650 249 58 954
LargeCap S&P 500 Index Fund 15,478 3,131 1,797 17,731
MidCap S&P 400 Index Fund 4,034 1,045 271 4,634
Origin Emerging Markets Fund 572 235 52 828
Short-Term Income Fund 14,162 4,382 1,043 17,896
SmallCap S&P 600 Index Fund 1,307 407 98 1,430
$ 87,422 $ 21,458 $ 8,151 $ 104,514
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 533 $ (5) $ — $ 1,665
Diversified International Fund 76 — — 1,027
Diversified Real Asset Fund 79 — 141 (100)
High Income Fund 238 1 — 125
Inflation Protection Fund 361 (1) — (67)
International Small Company Fund 10 — — 113
LargeCap S&P 500 Index Fund 232 (7) 207 926
MidCap S&P 400 Index Fund 61 — 235 (174)
Origin Emerging Markets Fund 21 — — 73
Short-Term Income Fund 234 — — 395
SmallCap S&P 600 Index Fund 19 — 119 (186)
$ 1,864 $ (12) $ 702 $ 3,797
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55.51%
Blue Chip Fund
(a),(b)
372,349 $ 11,722
Core Fixed Income Fund
(a)
13,851,204 119,813
Diversified International Fund
(a)
1,330,952 16,663
Diversified Real Asset Fund
(a)
775,141 8,682
International Small Company Fund
(a)
322,424 3,150
LargeCap Growth Fund I
(a),(b)
775,485 11,671
MidCap Fund
(a),(b)
58,203 1,959
MidCap Value Fund I
(a)
474,375 7,438
Origin Emerging Markets Fund
(a)
418,912 3,955
SmallCap Growth Fund I
(a),(b)
175,599 2,249
SmallCap Value Fund II
(a)
215,195 2,255
$ 189,557
Principal Funds, Inc. Institutional Class - 44.50%
Equity Income Fund
(a)
322,366 11,441
High Income Fund
(a)
2,802,336 22,503
Inflation Protection Fund
(a)
2,776,727 22,075
LargeCap S&P 500 Index Fund
(a)
555,628 11,679
LargeCap Value Fund III
(a)
657,270 11,206
MidCap Growth Fund III
(a),(b)
495,304 5,448
Overseas Fund
(a)
842,382 9,056
Short-Term Income Fund
(a)
5,010,777 58,527
$ 151,935
TOTAL INVESTMENT COMPANIES $ 341,492
Total Investments $ 341,492
Other Assets and Liabilities -  (0.01)% (41)
TOTAL NET ASSETS - 100.00% $ 341,451
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 65.29%
Domestic Equity Funds 22.57%
International Equity Funds 9.61%
Specialty Funds 2.54%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 11,668 $ 391 $ 1,504 $ 11,722
Core Fixed Income Fund 120,914 5,362 12,906 119,813
Diversified International Fund 13,369 2,342 1,381 16,663
Diversified Real Asset Fund 8,662 1,036 677 8,682
Equity Income Fund 12,022 865 1,523 11,441
High Income Fund 23,040 1,480 2,489 22,503
Inflation Protection Fund 24,127 1,975 3,747 22,075
International Small Company Fund 2,540 447 257 3,150
LargeCap Growth Fund I 11,630 1,412 1,490 11,671
LargeCap S&P 500 Index Fund 11,924 637 1,509 11,679
LargeCap Value Fund III 12,114 1,391 1,519 11,206
MidCap Fund 1,907 123 177 1,959
MidCap Growth Fund III 5,412 254 433 5,448
MidCap Value Fund I 7,584 731 596 7,438
Origin Emerging Markets Fund 3,237 645 337 3,955
Overseas Fund 6,498 1,660 581 9,056
Short-Term Income Fund 53,323 8,464 4,673 58,527
SmallCap Growth Fund I 2,321 97 217 2,249
SmallCap Value Fund II 2,412 330 217 2,255
$ 334,704 $ 29,642 $ 36,233 $ 341,492
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 40 $ 77 $ 1,127
Core Fixed Income Fund 1,871 (430) — 6,873
Diversified International Fund 175 40 — 2,293
Diversified Real Asset Fund 282 — 508 (339)
Equity Income Fund 133 (9) 417 86
High Income Fund 831 (199) — 671
Inflation Protection Fund 1,326 (166) — (114)
International Small Company Fund 39 (1) — 421
LargeCap Growth Fund I — (127) 1,098 246
LargeCap S&P 500 Index Fund 170 (96) 153 723
LargeCap Value Fund III 192 6 884 (786)
MidCap Fund — (20) 59 126
MidCap Growth Fund III — 23 97 192
MidCap Value Fund I 112 1 402 (282)
Origin Emerging Markets Fund 115 8 — 402
Overseas Fund 199 12 423 1,467
Short-Term Income Fund 813 3 — 1,410
SmallCap Growth Fund I — 47 18 1
SmallCap Value Fund II 66 — 185 (270)
$ 6,324 $ (868) $ 4,321 $ 14,247
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .47 % Shares Held Value (000's)
Money Market Funds - 2 .47%
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b)
139,790,050 $ 139,790
TOTAL INVESTMENT COMPANIES $ 139,790
COMMON STOCKS - 97 .54 % Shares Held Value (000's)
Entertainment - 1 .11%
Marriott Vacations Worldwide Corp 469,308 $ 63,150
REITs - 96 .43%
Agree Realty Corp 1,034,761 70,353
Alexandria Real Estate Equities Inc 1,477,171 183,435
American Homes 4 Rent 5,834,224 194,046
American Tower Corp 1,098,346 224,491
Apartment Income REIT Corp 2,830,569 104,674
Apple Hospitality REIT Inc 3,115,634 46,392
AvalonBay Communities Inc 1,616,156 291,506
Boston Properties Inc 639,975 34,149
Broadstone Net Lease Inc 4,606,076 74,480
Cousins Properties Inc 2,728,331 59,505
CubeSmart 2,502,440 113,836
DiamondRock Hospitality Co 4,508,777 36,566
Digital Realty Trust Inc 1,907,977 189,176
Equinix Inc 284,469 205,978
Equity LifeStyle Properties Inc 2,604,480 179,449
Equity Residential 774,086 48,961
Essex Property Trust Inc 967,762 212,646
Extra Space Storage Inc 1,617,323 245,898
First Industrial Realty Trust Inc 2,826,016 148,281
Gaming and Leisure Properties Inc 2,598,507 135,122
Healthcare Realty Trust Inc 3,341,874 66,102
InvenTrust Properties Corp 1,238,918 27,938
Invitation Homes Inc 6,372,176 212,640
Kilroy Realty Corp 1,800,339 52,642
Medical Properties Trust Inc 1,826,836 16,021
National Health Investors Inc 725,770 36,122
NETSTREIT Corp 1,905,809 34,724
Prologis Inc 3,420,829 428,459
Public Storage 415,818 122,596
Regency Centers Corp 2,547,314 156,482
Rexford Industrial Realty Inc 3,522,626 196,457
Sabra Health Care REIT Inc 5,291,674 60,325
Saul Centers Inc 465,312 16,765
Simon Property Group Inc 676,559 76,668
Sun Communities Inc 1,576,450 219,016
Terreno Realty Corp 1,580,604 97,349
Ventas Inc 6,066,432 291,492
VICI Properties Inc 8,171,557 277,343
Welltower Inc 3,388,245 268,417
$ 5,456,502
TOTAL COMMON STOCKS $ 5,519,652
Total Investments $ 5,659,442
Other Assets and Liabilities -  (0.01)% (797)
TOTAL NET ASSETS - 100.00% $ 5,658,645
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 96 .43%
Money Market Funds 2 .47%
Consumer, Cyclical 1 .11%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 411,363 $ 271,573 $ 139,790
Principal Government Money Market Fund - Institutional Class 4.73% 141,406 171,305 312,711 —
$ 141,406 $ 582,668 $ 584,284 $ 139,790
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 1,588 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 140 — — —
$ 1,728 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 2.55%
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b)
107,619,450 $ 107,619
Principal Exchange-Traded Funds - 8.60%
Principal U.S. Mega-Cap ETF
(a)
7,954,257 321,670
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,049,700 41,390
$ 363,060
Principal Funds, Inc. Class R-6 - 49.34%
Blue Chip Fund
(a),(c)
12,090,169 380,598
Core Fixed Income Fund
(a)
68,967,948 596,573
Diversified International Fund
(a)
15,640,790 195,823
Diversified Real Asset Fund
(a)
11,465,829 128,417
High Yield Fund
(a)
15,458,512 100,171
International Small Company Fund
(a)
4,676,095 45,685
LargeCap Growth Fund I
(a),(c)
9,614,562 144,699
MidCap Fund
(a),(c)
2,162,379 72,786
Origin Emerging Markets Fund
(a)
17,463,205 164,853
Small-MidCap Dividend Income Fund
(a)
5,201,560 80,624
Spectrum Preferred and Capital Securities Income
Fund
(a)
20,114,143 171,574
$ 2,081,803
Principal Funds, Inc. Institutional Class - 39.56%
Bond Market Index Fund
(a)
42,255,030 367,619
Equity Income Fund
(a)
8,656,238 307,210
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,441,604 55,913
Government & High Quality Bond Fund
(a)
6,760,304 61,383
Inflation Protection Fund
(a)
9,608,104 76,384
LargeCap S&P 500 Index Fund
(a)
4,087,677 85,923
LargeCap Value Fund III
(a)
9,158,744 156,157
Overseas Fund
(a)
8,374,191 90,023
Principal Capital Appreciation Fund
(a)
5,718,944 341,249
Short-Term Income Fund
(a)
10,925,315 127,608
$ 1,669,469
TOTAL INVESTMENT COMPANIES $ 4,221,951
Total Investments $ 4,221,951
Other Assets and Liabilities -  (0.05)% (2,121)
TOTAL NET ASSETS - 100.00% $ 4,219,830
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 45.80%
Fixed Income Funds 36.90%
International Equity Funds 11.76%
Specialty Funds 3.04%
Money Market Funds 2.55%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 462,224 $ 17,269 $ 145,431 $ 380,598
Bond Market Index Fund 348,711 7,630 6,507 367,619
Core Fixed Income Fund 435,431 142,248 4,924 596,573
Diversified International Fund 188,886 2,747 26,192 195,823
Diversified Real Asset Fund 182,301 17,251 61,489 128,417
Equity Income Fund 417,395 22,566 134,090 307,210
Finisterre Emerging Markets Total Return Bond Fund 50,715 1,948 1,629 55,913
Global Real Estate Securities Fund 18,036 220 19,684 —
Government & High Quality Bond Fund 105,004 1,532 51,308 61,383
High Yield Fund 110,274 3,405 17,722 100,171
Inflation Protection Fund 84,559 5,328 12,039 76,384
International Small Company Fund 40,658 648 2,017 45,685
LargeCap Growth Fund I 70,015 75,913 3,810 144,699
LargeCap S&P 500 Index Fund — 84,000 — 85,923
LargeCap Value Fund III 126,011 86,014 48,318 156,157
MidCap Fund 179,931 5,946 120,562 72,786
Origin Emerging Markets Fund 136,502 16,406 5,020 164,853
Overseas Fund 63,068 15,459 3,155 90,023
Principal Capital Appreciation Fund 329,698 4,184 15,954 341,249
Principal Government Money Market Fund - Class R-6 4.78% — 137,624 30,005 107,619
Principal Government Money Market Fund - Institutional Class 4.73% 41,450 211 41,661 —
Principal U.S. Mega-Cap ETF 242,853 49,434 — 321,670
Principal U.S. Small-Cap Multi-Factor ETF 53,999 — 11,355 41,390
Short-Term Income Fund 126,548 2,205 4,337 127,608
Small-MidCap Dividend Income Fund — 84,643 1,294 80,624
Spectrum Preferred and Capital Securities Income Fund 196,310 5,872 30,755 171,574
$ 4,010,579 $ 790,703 $ 799,258 $ 4,221,951
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (4,271) $ 3,224 $ 50,807
Bond Market Index Fund 5,828 (288) — 18,073
Core Fixed Income Fund 8,281 (761) — 24,579
Diversified International Fund 2,222 (4,404) — 34,786
Diversified Real Asset Fund 5,952 (10,946) 10,734 1,300
Equity Income Fund 4,830 22,828 15,379 (21,489)
Finisterre Emerging Markets Total Return Bond Fund 1,775 (358) — 5,237
Global Real Estate Securities Fund 220 3,909 — (2,481)
Government & High Quality Bond Fund 1,180 (4,299) — 10,454
High Yield Fund 3,153 (2,123) — 6,337
Inflation Protection Fund 5,059 (1,374) — (90)
International Small Company Fund 558 (131) — 6,527
LargeCap Growth Fund I — (1,821) 7,007 4,402
LargeCap S&P 500 Index Fund — — — 1,923
LargeCap Value Fund III 2,095 (5,787) 9,703 (1,763)
MidCap Fund — (21,233) 5,534 28,704
Origin Emerging Markets Fund 4,373 (2,167) — 19,132
Overseas Fund 1,737 (296) 3,700 14,947
Principal Capital Appreciation Fund 3,196 (4,339) — 27,660
Principal Government Money Market Fund - Class R-6 4.78% 732 — — —
Principal Government Money Market Fund - Institutional Class 4.73% 172 — — —
Principal U.S. Mega-Cap ETF 1,958 — — 29,383
Principal U.S. Small-Cap Multi-Factor ETF 292 4,398 — (5,652)
Short-Term Income Fund 1,788 (202) — 3,394
Small-MidCap Dividend Income Fund 341 (43) — (2,682)
Spectrum Preferred and Capital Securities Income Fund 5,355 (4,287) — 4,434
$ 61,097 $ (37,995) $ 55,281 $ 257,922
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Money Market Funds - 1.33%
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b)
22,656,913 $ 22,657
Principal Exchange-Traded Funds - 5.47%
Principal U.S. Mega-Cap ETF
(a)
1,993,648 80,623
Principal U.S. Small-Cap Multi-Factor ETF
(a)
318,700 12,566
$ 93,189
Principal Funds, Inc. Class R-6 - 50.05%
Blue Chip Fund
(a),(c)
3,190,874 100,449
Core Fixed Income Fund
(a)
48,847,968 422,536
Diversified International Fund
(a)
3,498,448 43,800
Diversified Real Asset Fund
(a)
3,729,426 41,770
High Yield Fund
(a)
6,567,240 42,556
International Small Company Fund
(a)
1,131,901 11,059
LargeCap Growth Fund I
(a),(c)
1,375,184 20,696
MidCap Fund
(a),(c)
500,993 16,863
Origin Emerging Markets Fund
(a)
4,621,384 43,626
Small-MidCap Dividend Income Fund
(a)
1,214,599 18,826
Spectrum Preferred and Capital Securities Income
Fund
(a)
10,550,778 89,998
$ 852,179
Principal Funds, Inc. Institutional Class - 43.19%
Bond Market Index Fund
(a)
29,168,244 253,764
Equity Income Fund
(a)
3,037,205 107,790
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,562,654 39,604
Government & High Quality Bond Fund
(a)
4,649,901 42,221
Inflation Protection Fund
(a)
6,877,682 54,678
LargeCap S&P 500 Index Fund
(a)
1,235,535 25,971
LargeCap Value Fund III
(a)
1,200,590 20,470
Overseas Fund
(a)
1,696,790 18,241
Principal Capital Appreciation Fund
(a)
1,570,122 93,689
Short-Term Income Fund
(a)
6,751,652 78,859
$ 735,287
TOTAL INVESTMENT COMPANIES $ 1,703,312
Total Investments $ 1,703,312
Other Assets and Liabilities -  (0.04)% (682)
TOTAL NET ASSETS - 100.00% $ 1,702,630
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 60.17%
Domestic Equity Funds 29.24%
International Equity Funds 6.85%
Specialty Funds 2.45%
Money Market Funds 1.33%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 134,086 $ 5,678 $ 52,600 $ 100,449
Bond Market Index Fund 239,728 9,243 7,390 253,764
Core Fixed Income Fund 313,677 99,994 8,237 422,536
Diversified International Fund 46,853 1,193 11,559 43,800
Diversified Real Asset Fund 45,193 5,003 6,401 41,770
Equity Income Fund 148,074 10,179 50,964 107,790
Finisterre Emerging Markets Total Return Bond Fund 37,368 1,821 3,170 39,604
Global Real Estate Securities Fund 9,175 224 10,103 —
Government & High Quality Bond Fund 79,116 1,554 42,654 42,221
High Yield Fund 48,844 2,040 10,184 42,556
Inflation Protection Fund 54,988 4,052 3,514 54,678
International Small Company Fund 10,469 354 1,357 11,059
LargeCap Growth Fund I — 20,290 — 20,696
LargeCap S&P 500 Index Fund — 25,390 — 25,971
LargeCap Value Fund III — 20,350 — 20,470
MidCap Fund 44,649 1,995 31,620 16,863
Origin Emerging Markets Fund 34,023 6,773 1,385 43,626
Overseas Fund 10,712 5,502 714 18,241
Principal Capital Appreciation Fund 89,850 2,519 5,059 93,689
Principal Government Money Market Fund - Class R-6 4.78% — 40,237 17,580 22,657
Principal Government Money Market Fund - Institutional Class 4.73% 15,062 77 15,139 —
Principal U.S. Mega-Cap ETF 60,311 13,012 — 80,623
Principal U.S. Small-Cap Multi-Factor ETF 13,865 — 929 12,566
Short-Term Income Fund 77,296 2,820 3,203 78,859
Small-MidCap Dividend Income Fund — 19,586 177 18,826
Spectrum Preferred and Capital Securities Income Fund 102,291 3,940 16,271 89,998
$ 1,615,630 $ 303,826 $ 300,210 $ 1,703,312
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (3,559) $ 936 $ 16,844
Bond Market Index Fund 4,016 (366) — 12,549
Core Fixed Income Fund 5,899 (1,367) — 18,469
Diversified International Fund 550 (1,701) — 9,014
Diversified Real Asset Fund 1,482 (962) 2,664 (1,063)
Equity Income Fund 1,709 (2,307) 5,453 2,808
Finisterre Emerging Markets Total Return Bond Fund 1,289 (685) — 4,270
Global Real Estate Securities Fund 111 1,629 — (925)
Government & High Quality Bond Fund 820 (4,740) — 8,945
High Yield Fund 1,360 (923) — 2,779
Inflation Protection Fund 3,272 (356) — (492)
International Small Company Fund 139 (117) — 1,710
LargeCap Growth Fund I — — — 406
LargeCap S&P 500 Index Fund — — — 581
LargeCap Value Fund III — — — 120
MidCap Fund — (5,253) 1,380 7,092
Origin Emerging Markets Fund 1,094 (642) — 4,857
Overseas Fund 295 (50) 628 2,791
Principal Capital Appreciation Fund 875 (766) — 7,145
Principal Government Money Market Fund - Class R-6 4.78% 208 — — —
Principal Government Money Market Fund - Institutional Class 4.73% 63 — — —
Principal U.S. Mega-Cap ETF 486 — — 7,300
Principal U.S. Small-Cap Multi-Factor ETF 76 360 — (730)
Short-Term Income Fund 1,097 (160) — 2,106
Small-MidCap Dividend Income Fund 79 (13) — (570)
Spectrum Preferred and Capital Securities Income Fund 2,802 (2,376) — 2,414
$ 27,722 $ (24,354) $ 11,061 $ 108,420
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 3.09%
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b)
88,491,421 $ 88,491
Principal Exchange-Traded Funds - 11.19%
Principal U.S. Mega-Cap ETF
(a)
7,002,445 283,179
Principal U.S. Small-Cap Multi-Factor ETF
(a)
955,800 37,687
$ 320,866
Principal Funds, Inc. Class R-6 - 46.89%
Blue Chip Fund
(a),(c)
11,330,818 356,694
Core Fixed Income Fund
(a)
20,442,677 176,829
Diversified International Fund
(a)
14,648,032 183,393
Diversified Real Asset Fund
(a)
7,720,927 86,475
High Yield Fund
(a)
4,312,893 27,948
International Small Company Fund
(a)
4,289,576 41,909
LargeCap Growth Fund I
(a),(c)
8,452,173 127,205
MidCap Fund
(a),(c)
1,847,368 62,183
Origin Emerging Markets Fund
(a)
16,179,376 152,733
Small- MidCap Dividend Income Fund
(a)
5,110,253 79,209
Spectrum Preferred and Capital Securities Income
Fund
(a)
5,809,849 49,558
$ 1,344,136
Principal Funds, Inc. Institutional Class - 38.88%
Bond Market Index Fund
(a)
12,105,711 105,320
Equity Income Fund
(a)
8,616,628 305,804
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,650,063 23,002
Government & High Quality Bond Fund
(a)
2,109,242 19,152
Inflation Protection Fund
(a)
2,434,808 19,357
LargeCap S&P 500 Index Fund
(a)
3,472,579 72,994
LargeCap Value Fund III
(a)
8,578,844 146,269
Overseas Fund
(a)
6,904,959 74,228
Principal Capital Appreciation Fund
(a)
5,304,035 316,492
Short-Term Income Fund
(a)
2,728,670 31,871
$ 1,114,489
TOTAL INVESTMENT COMPANIES $ 2,867,982
Total Investments $ 2,867,982
Other Assets and Liabilities -  (0.05)% (1,560)
TOTAL NET ASSETS - 100.00% $ 2,866,422
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 62.36%
Fixed Income Funds 15.80%
International Equity Funds 15.78%
Money Market Funds 3.09%
Specialty Funds 3.02%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 415,457 $ 11,277 $ 111,828 $ 356,694
Bond Market Index Fund 98,574 3,544 1,854 105,320
Core Fixed Income Fund 132,873 39,716 3,016 176,829
Diversified International Fund 180,883 3,340 29,693 183,393
Diversified Real Asset Fund 130,058 13,116 49,406 86,475
Equity Income Fund 374,988 21,514 92,094 305,804
Finisterre Emerging Markets Total Return Bond Fund 20,977 778 775 23,002
Global Real Estate Securities Fund 12,119 329 13,409 —
Government & High Quality Bond Fund 27,520 571 10,467 19,152
High Yield Fund 30,903 1,089 5,227 27,948
Inflation Protection Fund 20,114 1,682 2,187 19,357
International Small Company Fund 36,910 945 1,761 41,909
LargeCap Growth Fund I 70,100 58,648 3,535 127,205
LargeCap S&P 500 Index Fund — 71,360 — 72,994
LargeCap Value Fund III 116,273 68,008 30,721 146,269
MidCap Fund 171,041 6,326 122,086 62,183
Origin Emerging Markets Fund 123,270 18,113 4,035 152,733
Overseas Fund 47,908 17,124 2,451 74,228
Principal Capital Appreciation Fund 305,429 5,935 16,466 316,492
Principal Government Money Market Fund - Class R-6 4.78% — 124,331 35,840 88,491
Principal Government Money Market Fund - Institutional Class 4.73% 24,693 125 24,818 —
Principal U.S. Mega-Cap ETF 223,366 32,835 — 283,179
Principal U.S. Small-Cap Multi-Factor ETF 57,290 — 18,427 37,687
Short-Term Income Fund 30,935 1,048 900 31,871
Small- MidCap Dividend Income Fund — 83,049 1,334 79,209
Spectrum Preferred and Capital Securities Income Fund 54,755 1,980 7,088 49,558
$ 2,706,436 $ 586,783 $ 589,418 $ 2,867,982
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (9,277) $ 2,904 $ 51,065
Bond Market Index Fund 1,667 (77) — 5,133
Core Fixed Income Fund 2,485 (505) — 7,761
Diversified International Fund 2,104 (2,371) — 31,234
Diversified Real Asset Fund 4,265 (9,160) 7,673 1,867
Equity Income Fund 4,366 (1,191) 13,833 2,587
Finisterre Emerging Markets Total Return Bond Fund 736 (161) — 2,183
Global Real Estate Securities Fund 150 515 — 446
Government & High Quality Bond Fund 329 (1,108) — 2,636
High Yield Fund 884 (646) — 1,829
Inflation Protection Fund 1,112 (90) — (162)
International Small Company Fund 506 (390) — 6,205
LargeCap Growth Fund I — (1,684) 7,027 3,676
LargeCap S&P 500 Index Fund — — — 1,634
LargeCap Value Fund III 1,926 (3,652) 8,936 (3,639)
MidCap Fund — (21,120) 5,294 28,022
Origin Emerging Markets Fund 3,983 (1,956) — 17,341
Overseas Fund 1,318 (331) 2,814 11,978
Principal Capital Appreciation Fund 2,964 (4,537) — 26,131
Principal Government Money Market Fund - Class R-6 4.78% 728 — — —
Principal Government Money Market Fund - Institutional Class 4.73% 103 — — —
Principal U.S. Mega-Cap ETF 1,800 — — 26,978
Principal U.S. Small-Cap Multi-Factor ETF 306 7,139 — (8,315)
Short-Term Income Fund 444 (53) — 841
Small- MidCap Dividend Income Fund 335 (51) — (2,455)
Spectrum Preferred and Capital Securities Income Fund 1,526 (1,142) — 1,053
$ 34,037 $ (51,848) $ 48,481 $ 216,029
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Money Market Funds - 1.07%
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b)
26,488,964 $ 26,489
Principal Exchange-Traded Funds - 5.03%
Principal Active High Yield ETF
(a)
2,073,084 38,228
Principal U.S. Mega-Cap ETF
(a)
2,149,095 86,909
$ 125,137
Principal Funds, Inc. Class R-6 - 45.72%
Blue Chip Fund
(a),(c)
1,613,632 50,797
Core Fixed Income Fund
(a)
86,157,724 745,264
Diversified International Fund
(a)
4,511,320 56,482
Global Real Estate Securities Fund
(a)
1,387,183 12,429
High Yield Fund
(a)
5,431,826 35,198
LargeCap Growth Fund I
(a),(c)
1,676,096 25,225
Origin Emerging Markets Fund
(a)
2,274,635 21,473
Small-MidCap Dividend Income Fund
(a)
3,000,618 46,510
Spectrum Preferred and Capital Securities Income
Fund
(a)
16,752,441 142,898
$ 1,136,276
Principal Funds, Inc. Institutional Class - 48.22%
Bond Market Index Fund
(a)
62,309,012 542,088
Equity Income Fund
(a)
2,310,832 82,012
Finisterre Emerging Markets Total Return Bond
Fund
(a)
5,896,078 51,178
Government & High Quality Bond Fund
(a)
12,184,803 110,638
Inflation Protection Fund
(a)
14,855,135 118,098
LargeCap S&P 500 Index Fund
(a)
1,205,368 25,337
LargeCap Value Fund III
(a)
1,463,717 24,956
Principal Capital Appreciation Fund
(a)
1,553,032 92,670
Short-Term Income Fund
(a)
12,972,789 151,522
$ 1,198,499
TOTAL INVESTMENT COMPANIES $ 2,486,401
Total Investments $ 2,486,401
Other Assets and Liabilities -  (0.04)% (872)
TOTAL NET ASSETS - 100.00% $ 2,485,529
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 77.87%
Domestic Equity Funds 17.47%
International Equity Funds 3.63%
Money Market Funds 1.07%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 96,311 $ 1,457 $ 55,781 $ 50,797
Bond Market Index Fund 504,952 33,631 21,972 542,088
Core Fixed Income Fund 638,270 99,935 27,267 745,264
Diversified International Fund 51,829 1,637 5,504 56,482
Equity Income Fund 160,898 7,784 87,270 82,012
Finisterre Emerging Markets Total Return Bond Fund 47,215 2,008 2,556 51,178
Global Real Estate Securities Fund 15,109 216 3,952 12,429
Government & High Quality Bond Fund 159,565 2,572 59,943 110,638
High Yield Fund 34,379 1,169 1,660 35,198
Inflation Protection Fund 122,655 7,852 10,497 118,098
LargeCap Growth Fund I — 24,730 — 25,225
LargeCap S&P 500 Index Fund — 24,770 — 25,337
LargeCap Value Fund III — 24,810 — 24,956
Origin Emerging Markets Fund 16,968 3,181 760 21,473
Principal Active High Yield ETF 51,184 — 14,636 38,228
Principal Capital Appreciation Fund 93,156 1,226 8,189 92,670
Principal Government Money Market Fund - Class R-6 4.78% — 42,729 16,240 26,489
Principal Government Money Market Fund - Institutional Class 4.73% 22,788 687 23,475 —
Principal U.S. Mega-Cap ETF 62,817 16,478 — 86,909
Short-Term Income Fund 151,067 3,084 6,427 151,522
Small-MidCap Dividend Income Fund 32,564 19,796 4,346 46,510
Spectrum Preferred and Capital Securities Income Fund 184,049 5,345 47,516 142,898
$ 2,445,776 $ 325,097 $ 397,991 $ 2,486,401
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (3,079) $ 665 $ 11,889
Bond Market Index Fund 8,336 (1,030) — 26,507
Core Fixed Income Fund 10,980 (4,545) — 38,871
Diversified International Fund 606 (426) — 8,946
Equity Income Fund 1,739 (3,639) 5,828 4,239
Finisterre Emerging Markets Total Return Bond Fund 1,630 (598) — 5,109
Global Real Estate Securities Fund 180 489 — 567
Government & High Quality Bond Fund 1,881 (7,823) — 16,267
High Yield Fund 1,056 (134) — 1,444
Inflation Protection Fund 7,276 (1,093) — (819)
LargeCap Growth Fund I — — — 495
LargeCap S&P 500 Index Fund — — — 567
LargeCap Value Fund III — — — 146
Origin Emerging Markets Fund 535 (432) — 2,516
Principal Active High Yield ETF 1,568 (317) — 1,997
Principal Capital Appreciation Fund 905 (2,158) — 8,635
Principal Government Money Market Fund - Class R-6 4.78% 355 — — —
Principal Government Money Market Fund - Institutional Class 4.73% 96 — — —
Principal U.S. Mega-Cap ETF 506 — — 7,614
Short-Term Income Fund 2,123 (330) — 4,128
Small-MidCap Dividend Income Fund 619 (666) 1,324 (838)
Spectrum Preferred and Capital Securities Income Fund 4,721 (7,333) — 8,353
$ 45,112 $ (33,114) $ 7,817 $ 146,633
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Money Market Funds - 1.53%
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b)
29,554,057 $ 29,554
Principal Exchange-Traded Funds - 12.63%
Principal U.S. Mega-Cap ETF
(a)
5,220,800 211,129
Principal U.S. Small-Cap Multi-Factor ETF
(a)
821,500 32,392
$ 243,521
Principal Funds, Inc. Class R-6 - 44.10%
Blue Chip Fund
(a),(c)
8,908,959 280,455
Diversified International Fund
(a)
10,160,388 127,208
Diversified Real Asset Fund
(a)
4,450,093 49,841
International Small Company Fund
(a)
4,927,030 48,137
LargeCap Growth Fund I
(a),(c)
6,648,208 100,055
MidCap Fund
(a),(c)
1,124,187 37,840
Origin Emerging Markets Fund
(a)
14,225,058 134,285
Small-MidCap Dividend Income Fund
(a)
4,681,412 72,562
$ 850,383
Principal Funds, Inc. Institutional Class - 41.78%
Bond Market Index Fund
(a)
4,820,745 41,940
Equity Income Fund
(a)
6,556,916 232,705
LargeCap S&P 500 Index Fund
(a)
2,801,549 58,889
LargeCap Value Fund III
(a)
6,782,247 115,637
Overseas Fund
(a)
9,370,443 100,732
Principal Capital Appreciation Fund
(a)
4,285,029 255,688
$ 805,591
TOTAL INVESTMENT COMPANIES $ 1,929,049
Total Investments $ 1,929,049
Other Assets and Liabilities -  (0.04)% (864)
TOTAL NET ASSETS - 100.00% $ 1,928,185
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 72.47%
International Equity Funds 21.28%
Specialty Funds 2.58%
Fixed Income Funds 2.18%
Money Market Funds 1.53%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 306,500 $ 18,599 $ 76,476 $ 280,455
Bond Market Index Fund 51,755 1,350 13,804 41,940
Diversified International Fund 128,176 2,532 23,827 127,208
Diversified Real Asset Fund 47,373 5,307 934 49,841
Equity Income Fund 276,930 19,296 64,643 232,705
International Small Company Fund 41,923 1,103 1,536 48,137
LargeCap Growth Fund I 56,726 44,386 2,726 100,055
LargeCap S&P 500 Index Fund — 57,570 — 58,889
LargeCap Value Fund III 94,002 51,638 24,085 115,637
MidCap Fund 124,290 5,229 96,701 37,840
Origin Emerging Markets Fund 109,410 14,332 3,191 134,285
Overseas Fund 71,864 17,096 4,748 100,732
Principal Capital Appreciation Fund 241,878 4,549 8,073 255,688
Principal Government Money Market Fund - Class R-6 4.78% — 49,624 20,070 29,554
Principal Government Money Market Fund - Institutional Class 4.73% 11,978 61 12,039 —
Principal U.S. Mega-Cap ETF 166,522 24,495 — 211,129
Principal U.S. Small-Cap Multi-Factor ETF 50,014 — 16,608 32,392
Small-MidCap Dividend Income Fund — 76,322 1,475 72,562
$ 1,779,341 $ 393,489 $ 370,936 $ 1,929,049
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (7,052) $ 2,151 $ 38,884
Bond Market Index Fund 859 (394) — 3,033
Diversified International Fund 1,491 (4,817) — 25,144
Diversified Real Asset Fund 1,569 (127) 2,818 (1,778)
Equity Income Fund 3,265 (2,118) 10,307 3,240
International Small Company Fund 578 (485) — 7,132
LargeCap Growth Fund I — (300) 5,705 1,969
LargeCap S&P 500 Index Fund — — — 1,319
LargeCap Value Fund III 1,565 527 7,252 (6,445)
MidCap Fund — (11,984) 3,876 17,006
Origin Emerging Markets Fund 3,552 (266) — 14,000
Overseas Fund 1,960 (676) 4,211 17,196
Principal Capital Appreciation Fund 2,362 (2,168) — 19,502
Principal Government Money Market Fund - Class R-6 4.78% 374 — — —
Principal Government Money Market Fund - Institutional Class 4.73% 50 — — —
Principal U.S. Mega-Cap ETF 1,342 — — 20,112
Principal U.S. Small-Cap Multi-Factor ETF 267 6,435 — (7,449)
Small-MidCap Dividend Income Fund 307 (52) — (2,233)
$ 19,541 $ (23,477) $ 36,320 $ 150,632
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .72 % Shares Held Value (000's)
Money Market Funds - 1 .72%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
1,622,863 $ 1,623
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
52,925,016 52,925
$ 54,548
TOTAL INVESTMENT COMPANIES $ 54,548
BONDS - 90 .10%
Principal
Amount (000's) Value (000's)
Agriculture - 0 .12%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 $ 4,200 $ 3,883
Airlines - 0 .50%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(d)
9,025 8,783
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
7,227 7,087
$ 15,870
Automobile Asset Backed Securities - 6 .30%
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(d)
1,016 1,011
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(d)
1,904 1,884
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
14,600 14,541
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 11,533
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 10,048
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
10,250 9,309
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 6,700 6,692
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 5,000 4,988
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 8,000 8,003
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 16,220
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
27,000 25,428
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
10,300 10,147
Santander Drive Auto Receivables Trust 2022-5
3.98%, 01/15/2025 3,300 3,292
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 16,501
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 5,690
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 12,000 11,963
Westlake Automobile Receivables Trust 2021-1
0.64%, 03/16/2026
(d)
6,179 6,142
Westlake Automobile Receivables Trust 2022-2
5.88%, 08/15/2025
(d)
8,011 8,021
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 2,534 2,511
World Omni Auto Receivables Trust 2023-A
5.18%, 07/15/2026 12,000 11,998
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 13,800 13,840
$ 199,762
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 15 .62%
Bank of America Corp
0.98%, 09/25/2025
(e)
$ 19,500 $ 18,226
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
19,600 17,731
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 17,745
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 24,500 24,168
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 13,197
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,707
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,531
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
8,400 8,441
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Citigroup Inc
0.78%, 10/30/2024
(e)
9,600 9,364
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
19,600 17,607
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024 10,750 10,606
4.04%, 06/01/2024
(e)
4,750 4,743
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
2.59%, 09/11/2025
(d),(e)
5,000 4,650
Secured Overnight Financing Rate + 1.56%
4.21%, 06/12/2024
(d),(e)
15,150 14,835
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 8,684
0.96%, 11/08/2023 11,000 10,651
Fifth Third Bancorp
4.30%, 01/16/2024 15,700 15,461
Goldman Sachs Group Inc/The
1.22%, 12/06/2023 12,000 11,718
2.64%, 02/24/2028
(e)
8,600 7,873
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,302
Secured Overnight Financing Rate + 1.73%
5.62%, 12/09/2026 14,700 14,343
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 8,865
Secured Overnight Financing Rate + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
9,800 8,793
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 17,661
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(e)
14,700 14,650
Secured Overnight Financing Rate + 1.46%
3.88%, 09/10/2024 5,249 5,159
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 14,400 14,380

Schedule of Investments
Short-Term Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.59%, 05/04/2027
(e)
$ 10,750 $ 9,669
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,479
Secured Overnight Financing Rate + 1.00%
4.10%, 05/22/2023 10,200 10,189
5.05%, 01/28/2027
(e)
10,000 10,027
Secured Overnight Financing Rate + 1.30%
5.27%, 01/25/2024 13,500 13,487
Secured Overnight Financing Rate + 0.46%
NatWest Group PLC
4.27%, 03/22/2025
(e)
9,750 9,604
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
7,800 7,361
1.60%, 09/29/2026
(d)
9,250 8,212
Royal Bank of Canada
0.88%, 01/20/2026 14,700 13,294
Societe Generale SA
2.63%, 01/22/2025
(d)
9,700 9,129
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 13,208
Truist Financial Corp
1.27%, 03/02/2027
(e)
3,626 3,214
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(d),(e)
7,000 6,902
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.49%, 08/05/2025
(d),(e)
15,000 14,704
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,251
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
14,600 13,754
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
10,000 9,568
3 Month USD LIBOR + 0.83%
$ 495,330
Beverages - 0 .45%
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,153
Biotechnology - 1 .41%
Amgen Inc
5.15%, 03/02/2028 9,100 9,314
Gilead Sciences Inc
0.75%, 09/29/2023 36,002 35,355
$ 44,669
Building Materials - 0 .42%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 13,312
Chemicals - 0 .71%
Celanese US Holdings LLC
3.50%, 05/08/2024 4,800 4,683
Nutrien Ltd
5.90%, 11/07/2024 10,000 10,126
Westlake Corp
3.60%, 08/15/2026 7,900 7,596
$ 22,405
Commercial Mortgage Backed Securities - 10 .80%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(f)
7,000 6,569
BX 2021-LBA3 Mortgage Trust
5.64%, 10/15/2036
(d)
14,750 14,233
1.00 x 1 Month USD LIBOR + 0.69%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2021-21M
5.68%, 10/15/2036
(d)
$ 8,940 $ 8,616
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
5.80%, 11/15/2038
(d)
11,000 10,697
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
5.62%, 06/15/2038
(d)
11,826 11,441
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
5.60%, 05/15/2038
(d)
8,200 7,933
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
5.65%, 09/15/2036
(d)
20,000 19,299
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
5.64%, 10/15/2038
(d)
18,534 17,867
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
5.58%, 10/15/2026
(d)
12,000 11,527
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
5.45%, 10/15/2036
(d)
20,000 19,136
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
5.85%, 11/15/2037
(d)
28,900 28,247
1.00 x 1 Month USD LIBOR + 0.90%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
5.93%, 05/15/2036
(d)
14,208 14,098
1.00 x 1 Month USD LIBOR + 0.98%
ELP Commercial Mortgage Trust 2021-ELP
5.65%, 11/15/2038
(d)
15,000 14,484
1.00 x 1 Month USD LIBOR + 0.70%
Ginnie Mae
0.06%, 02/16/2055
(f),(g)
28,954 25
0.21%, 10/16/2054
(f),(g)
15,945 227
0.31%, 01/16/2055
(f),(g)
44,999 259
0.32%, 02/16/2048
(f),(g)
8,990 66
0.32%, 01/16/2054
(f),(g)
5,959 29
0.32%, 09/16/2055
(f),(g)
7,805 65
0.78%, 06/16/2045
(f),(g)
15,706 221
0.87%, 08/16/2042
(f),(g)
1,548 2
1.31%, 10/16/2051
(f),(g)
1,142 34
JP Morgan Chase Commercial Mortgage
Securities Trust 2021-MHC
5.75%, 04/15/2038
(d)
12,473 12,160
1.00 x 1 Month USD LIBOR + 0.80%
Life 2021-BMR Mortgage Trust
5.70%, 03/15/2038
(d)
16,435 15,997
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.18%, 05/15/2039
(d)
18,400 18,014
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
5.81%, 04/15/2038
(d)
29,200 28,506
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHC Trust 2021-MHC2
5.80%, 05/15/2038
(d)
17,000 16,553
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
5.65%, 07/15/2038
(d)
8,800 8,505
1.00 x 1 Month USD LIBOR + 0.70%

Schedule of Investments
Short-Term Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MHP 2022-MHIL
5.70%, 01/15/2027
(d)
$ 14,332 $ 13,829
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.43%, 10/15/2036
(d)
11,319 10,848
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
5.68%, 11/15/2038
(d)
13,100 12,645
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
5.65%, 06/15/2026
(d)
21,025 20,327
1.00 x 1 Month USD LIBOR + 0.70%
$ 342,459
Computers - 1 .32%
Apple Inc
1.13%, 05/11/2025 20,000 18,808
Dell International LLC / EMC Corp
5.25%, 02/01/2028 8,400 8,504
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 14,625
$ 41,937
Consumer Products - 0 .25%
Avery Dennison Corp
0.85%, 08/15/2024 8,400 7,953
Diversified Financial Services - 0 .65%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 13,700 12,810
Capital One Financial Corp
3.90%, 01/29/2024 7,900 7,802
$ 20,612
Electric - 8 .16%
AES Corp/The
1.38%, 01/15/2026 14,600 13,234
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,113
3.75%, 06/15/2023
(d)
19,500 19,450
American Electric Power Co Inc
2.03%, 03/15/2024 11,700 11,332
5.29%, 11/01/2023 14,700 14,677
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 9,500 8,965
4.25%, 11/30/2023 27,000 26,716
Dominion Energy Inc
3.07%, 08/15/2024
(f)
9,800 9,529
5.40%, 09/15/2023
(h)
14,500 14,488
3 Month USD LIBOR + 0.53%
DTE Energy Co
1.05%, 06/01/2025 4,400 4,066
2.53%, 10/01/2024
(f)
10,000 9,628
Duke Energy Corp
0.90%, 09/15/2025 9,750 8,951
Emera US Finance LP
0.83%, 06/15/2024 8,500 8,053
Entergy Louisiana LLC
0.62%, 11/17/2023 4,443 4,330
0.95%, 10/01/2024 5,500 5,212
Evergy Inc
2.45%, 09/15/2024 9,300 8,949
Eversource Energy
5.45%, 03/01/2028 8,400 8,711
Florida Power & Light Co
5.09%, 05/10/2023 4,600 4,599
Secured Overnight Financing Rate + 0.25%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Fortis Inc/Canada
3.06%, 10/04/2026 $ 14,594 $ 13,776
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 3,458 3,499
6.05%, 03/01/2025 3,700 3,762
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 13,366
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 10,628
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,252
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 18,203
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,307
$ 258,796
Entertainment - 0 .49%
Warnermedia Holdings Inc
3.76%, 03/15/2027
(d)
9,300 8,764
6.62%, 03/15/2024
(d)
6,875 6,914
Secured Overnight Financing Rate + 1.78%
$ 15,678
Food - 1 .37%
Nestle Holdings Inc
0.38%, 01/15/2024
(d),(h)
29,000 28,157
Pilgrim's Pride Corp
5.88%, 09/30/2027
(d)
15,400 15,320
$ 43,477
Forest Products & Paper - 0 .29%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,303
Gas - 0 .51%
NiSource Inc
0.95%, 08/15/2025 14,600 13,406
5.25%, 03/30/2028 2,700 2,758
$ 16,164
Healthcare - Services - 1 .77%
Centene Corp
4.25%, 12/15/2027 16,750 16,007
HCA Inc
5.25%, 06/15/2026 25,800 25,893
Humana Inc
0.65%, 08/03/2023 14,250 14,079
$ 55,979
Home Builders - 0 .30%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,446
Home Furnishings - 0 .15%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
5,000 4,839
Insurance - 2 .48%
Athene Global Funding
1.72%, 01/07/2025
(d)
9,600 8,949
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
6,250 6,208
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 7,807
1.10%, 06/23/2025
(d)
17,525 16,104
Markel Corp
3.50%, 11/01/2027 4,719 4,491
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
13,000 12,678
New York Life Global Funding
2.00%, 01/22/2025
(d)
9,800 9,341

Schedule of Investments
Short-Term Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
$ 14,500 $ 13,113
$ 78,691
Internet - 0 .39%
eBay Inc
1.40%, 05/10/2026 13,530 12,327
Media - 0 .51%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 9,700 9,609
Paramount Global
4.75%, 05/15/2025 6,596 6,531
$ 16,140
Mining - 0 .44%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,536
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,386
$ 13,922
Mortgage Backed Securities - 3 .02%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 6 6
CHL Mortgage Pass-Through Trust 2003-46
3.91%, 01/19/2034
(f)
123 113
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 3 2
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(d),(f)
169 167
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(f)
3,721 3,271
JP Morgan Mortgage Trust 2004-A3
4.01%, 07/25/2034
(f)
173 154
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 74
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(f)
12,703 11,292
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(f)
1,767 1,714
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(f)
5,108 4,515
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(f)
11,910 10,516
PHH Mortgage Trust Series 2008-CIM1
7.10%, 06/25/2038 472 422
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(f)
11,195 9,958
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(f)
7,437 6,724
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(f)
19,233 16,907
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(f)
20,471 18,058
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(f)
571 558
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(f)
703 670
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(f)
4,998 4,347
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(f)
$ 4,917 $ 4,440
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(f)
2,001 1,775
$ 95,683
Office & Business Equipment - 0 .32%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 9,991
Oil & Gas - 0 .94%
Chevron USA Inc
0.69%, 08/12/2025 14,600 13,436
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,544
Phillips 66
3.85%, 04/09/2025 6,850 6,712
$ 29,692
Other Asset Backed Securities - 13 .92%
AMMC CLO 15 Ltd
6.38%, 01/15/2032
(d)
21,000 20,636
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
6.36%, 10/22/2032
(d)
14,250 14,070
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
2,212 2,178
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
6,473 6,293
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,064 26,436
1.69%, 07/15/2060
(d)
6,971 6,325
Dewolf Park CLO Ltd
6.18%, 10/15/2030
(d)
36,970 36,546
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
6.36%, 01/15/2030
(d)
10,466 10,348
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
KKR CLO 18 Ltd
6.20%, 07/18/2030
(d)
18,899 18,657
1.00 x 3 Month USD LIBOR + 0.94%
KKR Lending Partners III Clo LLC
6.63%, 10/20/2030
(d)
9,803 9,705
1.00 x 3 Month USD LIBOR + 1.38%
6.80%, 10/20/2030
(d)
13,600 13,391
1.00 x 3 Month USD LIBOR + 1.55%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
2,500 2,498
Lake Shore MM CLO III LLC
6.74%, 10/17/2031
(d)
29,500 29,023
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
6.20%, 10/21/2030
(d)
20,818 20,604
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
5.86%, 11/15/2029
(d)
7,862 7,783
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
6.58%, 04/15/2032
(d)
19,500 19,302
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(d)
647 645
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
3,514 3,202
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
2,348 2,285

Schedule of Investments
Short-Term Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Oaktree CLO 2019-4 Ltd
6.37%, 10/20/2032
(d)
$ 30,000 $ 29,340
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
6.04%, 04/15/2030
(d)
9,386 9,285
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.50%, 10/20/2031
(d)
10,888 10,697
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(d)
9,750 9,291
0.97%, 02/15/2026
(d)
17,650 17,031
2.47%, 02/15/2027
(d)
11,750 11,206
Shackleton 2017-X CLO Ltd
6.14%, 04/20/2029
(d)
9,177 9,071
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
6.15%, 12/28/2029
(d)
7,198 7,118
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
6.09%, 01/17/2032
(d)
9,058 8,963
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
7,000 7,022
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
24,000 22,344
Verizon Master Trust
4.49%, 01/22/2029 16,000 15,981
5.23%, 11/22/2027 12,950 12,989
5.42%, 04/13/2028 10,000 10,022
Voya 2012-4 Ltd
6.25%, 10/15/2030
(d)
9,089 8,984
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
2,110 2,050
$ 441,321
Packaging & Containers - 0 .57%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
9,700 9,216
1.51%, 04/15/2026
(d)
9,800 8,788
$ 18,004
Pharmaceuticals - 2 .26%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,565
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
5,800 5,740
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,343
Cigna Group/The
0.61%, 03/15/2024 7,850 7,542
1.25%, 03/15/2026 14,700 13,412
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 24,025
$ 71,627
Pipelines - 1 .06%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,220
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,119
5.55%, 02/15/2028 10,000 10,196
Williams Cos Inc/The
5.40%, 03/02/2026 7,000 7,141
$ 33,676
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 2 .65%
American Tower Trust #1
3.65%, 03/15/2048
(d)
$ 6,300 $ 5,985
5.49%, 03/15/2028
(d)
10,500 10,723
Crown Castle Inc
1.35%, 07/15/2025 8,750 8,097
CubeSmart LP
4.00%, 11/15/2025 3,275 3,200
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 6,981
4.95%, 04/01/2024 4,750 4,673
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 17,051
1.88%, 07/15/2050
(d)
6,463 5,865
2.33%, 07/15/2052
(d)
2,800 2,439
2.84%, 01/15/2050
(d)
10,325 9,855
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,195
$ 84,064
Semiconductors - 0 .47%
Microchip Technology Inc
4.33%, 06/01/2023 9,800 9,788
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,044
$ 14,832
Software - 0 .30%
Roper Technologies Inc
1.00%, 09/15/2025 10,450 9,584
Student Loan Asset Backed Securities - 6 .39%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
2,558 2,419
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
3,487 3,336
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
6,108 5,528
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
2,603 2,240
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
11,514 9,684
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
3,778 3,119
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(d)
8,471 7,437
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
417 403
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(d)
1,191 1,141
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
4,154 3,871
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(d)
5,392 4,918
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
3,519 3,161
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(d)
3,791 3,400
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(d)
5,503 5,038
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(d)
4,735 4,156

Schedule of Investments
Short-Term Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(d)
$ 10,111 $ 8,898
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
9,384 8,204
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
13,267 11,495
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
5,551 4,783
Navient Private Education Refi Loan Trust
2022-A
2.23%, 07/15/2070
(d)
4,967 4,431
Navient Private Education Refi Loan Trust
2023-A
5.51%, 10/15/2071
(d)
3,000 3,011
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
23,426 21,232
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
8,006 7,214
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
11,216 10,172
SLM Private Credit Student Loan Trust 2004-A
5.27%, 06/15/2033 483 469
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
5.20%, 03/15/2024 720 718
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
5.16%, 06/15/2039 13,302 12,424
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
5.07%, 12/15/2039 7,787 7,265
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
7,983 7,057
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
13,930 12,432
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
14,079 12,743
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
10,498 10,204
$ 202,603
Telecommunications - 1 .85%
AT&T Inc
1.70%, 03/25/2026 9,400 8,680
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
4,187 4,044
4.24%, 07/15/2048
(d)
1,650 1,568
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(d)
20,528 20,392
5.15%, 03/20/2028
(d)
9,500 9,448
Verizon Communications Inc
5.61%, 03/20/2026 14,700 14,597
Secured Overnight Financing Rate + 0.79%
$ 58,729
Transportation - 0 .64%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,394
Ryder System Inc
1.75%, 09/01/2026 11,000 9,904
$ 20,298
Trucking & Leasing - 0 .30%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 9,572
TOTAL BONDS $ 2,856,783
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 7 .78%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
4.27%, 09/01/2035 $ 20 $ 21
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .01%
3.81%, 08/01/2034 12 12
1.00 x 12 Month USD LIBOR + 1.63%
3.83%, 07/01/2034 14 14
1.00 x 12 Month USD LIBOR + 1.58%
3.93%, 10/01/2035 36 36
1.00 x 12 Month USD LIBOR + 1.68%
3.94%, 02/01/2037 26 26
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.07%
4.02%, 12/01/2032 9 9
1.00 x 12 Month USD LIBOR + 1.64%
4.03%, 07/01/2034 5 4
1.00 x 12 Month USD LIBOR + 1.67%
4.12%, 01/01/2035 11 11
1.00 x 12 Month USD LIBOR + 1.75%
4.31%, 02/01/2035 9 8
1.00 x 6 Month USD LIBOR + 2.06%
4.42%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
5.25%, 11/01/2035 1 1
1.00 x 11th District Monthly Weighted
Average Cost of Funds Replacement Index
+ 1.25%
$ 125
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 2 2
U.S. Treasury - 7 .77%
0.63%, 03/31/2027 47,750 42,609
0.88%, 06/30/2026 51,000 46,761
1.25%, 11/30/2026 30,000 27,602
2.25%, 11/15/2027 50,000 47,287
2.38%, 05/15/2027 58,300 55,649
3.13%, 08/15/2025 27,000 26,517
$ 246,425
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 246,573
Total Investments $ 3,157,904
Other Assets and Liabilities -  0.40% 12,682
TOTAL NET ASSETS - 100.00% $ 3,170,586
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,963 or
0.19% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,570,949 or 49.55% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.

Schedule of Investments
Short-Term Income Fund
April 30, 2023 (unaudited)
See accompanying notes.

(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,783 or 0.18% of net assets.
Portfolio Summary
Sector Percent
Asset Backed Securities 26 .61%
Financial 21 .40%
Mortgage Securities 13 .83%
Utilities 8 .67%
Government 7 .77%
Consumer, Non-cyclical 7 .63%
Communications 2 .75%
Technology 2 .41%
Energy 2 .00%
Industrial 1 .93%
Money Market Funds 1 .72%
Consumer, Cyclical 1 .44%
Basic Materials 1 .44%
Other Assets and Liabilities
0 .40%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 436,306 $ 383,381 $ 52,925
Principal Government Money Market Fund - Institutional Class 4.73% 54,001 182,546 236,547 —
$ 54,001 $ 618,852 $ 619,928 $ 52,925
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 793 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 177 — — —
$ 970 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2023 Long 1,941 $ 213,010 $ 2,783
Total $ 2,783
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .41 % Shares Held Value (000's)
Money Market Funds - 2 .41%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
3,862,927 $ 3,863
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
24,744,856 24,745
$ 28,608
TOTAL INVESTMENT COMPANIES $ 28,608
COMMON STOCKS - 98 .77 % Shares Held Value (000's)
Aerospace & Defense - 1 .23%
AAR Corp
(d)
277,100 $ 14,625
Agriculture - 1 .48%
Darling Ingredients Inc
(d)
242,300 14,434
Vital Farms Inc
(d)
242,800 3,127
$ 17,561
Airlines - 0 .25%
Sun Country Airlines Holdings Inc
(d)
150,900 2,977
Automobile Parts & Equipment - 0 .87%
Visteon Corp
(d)
73,900 10,375
Banks - 7 .58%
Ameris Bancorp 288,700 9,671
Bancorp Inc/The
(d)
324,400 10,352
CVB Financial Corp 235,500 3,525
Enterprise Financial Services Corp 159,000 6,799
First Interstate BancSystem Inc 249,900 6,395
First Merchants Corp 193,900 5,658
FNB Corp/PA 979,500 11,245
Independent Bank Corp 29,437 1,649
Independent Bank Corp/MI 140,200 2,498
Lakeland Bancorp Inc 168,700 2,419
Popular Inc 119,000 7,141
United Community Banks Inc/GA 454,050 11,306
Webster Financial Corp 307,270 11,461
$ 90,119
Biotechnology - 4 .97%
Allogene Therapeutics Inc
(d),(e)
185,900 1,009
Cellectis SA ADR
(d)
528,200 993
Denali Therapeutics Inc
(d)
193,100 4,797
Design Therapeutics Inc
(d),(e)
189,300 1,221
Immunocore Holdings PLC ADR
(d),(e)
125,100 7,262
Insmed Inc
(d)
354,000 6,903
Intra-Cellular Therapies Inc
(d)
96,100 5,973
Iovance Biotherapeutics Inc
(d)
478,500 2,699
MacroGenics Inc
(d)
202,900 1,398
Olink Holding AB ADR
(d),(e)
252,100 5,438
Prometheus Biosciences Inc
(d)
46,400 8,999
Seagen Inc
(d)
61,900 12,380
$ 59,072
Building Materials - 2 .07%
Modine Manufacturing Co
(d)
404,645 8,461
Summit Materials Inc
(d)
263,744 7,230
Trex Co Inc
(d)
162,700 8,893
$ 24,584
Chemicals - 0 .98%
Koppers Holdings Inc 192,800 6,326
Livent Corp
(d)
241,600 5,279
$ 11,605
Commercial Services - 4 .07%
ABM Industries Inc 218,054 9,285
AMN Healthcare Services Inc
(d)
88,100 7,607
Cross Country Healthcare Inc
(d)
351,100 7,717
First Advantage Corp
(d)
220,919 2,841
Flywire Corp
(d)
249,500 7,278
Huron Consulting Group Inc
(d)
26,000 2,204
ICF International Inc 69,200 7,889
Medifast Inc 39,300 3,602
$ 48,423
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .30%
ExlService Holdings Inc
(d)
106,500 $ 18,997
Parsons Corp
(d)
190,500 8,287
$ 27,284
Consumer Products - 0 .48%
Central Garden & Pet Co - A Shares
(d)
163,080 5,762
Cosmetics & Personal Care - 0 .58%
Beauty Health Co/The
(d),(e)
598,000 6,853
Distribution & Wholesale - 2 .11%
Core & Main Inc
(d)
106,532 2,776
Titan Machinery Inc
(d)
225,200 7,060
WESCO International Inc 105,600 15,207
$ 25,043
Diversified Financial Services - 3 .73%
Encore Capital Group Inc
(d)
225,700 11,596
Focus Financial Partners Inc
(d)
178,557 9,274
Janus Henderson Group PLC 165,000 4,282
Lazard Ltd 114,600 3,587
Moelis & Co 69,800 2,644
Stifel Financial Corp 141,500 8,486
StoneX Group Inc
(d)
45,322 4,445
$ 44,314
Electric - 2 .35%
Brookfield Renewable Corp 319,500 10,675
Portland General Electric Co 340,800 17,251
$ 27,926
Electrical Components & Equipment - 1 .27%
EnerSys 181,900 15,092
Electronics - 4 .31%
Advanced Energy Industries Inc 184,700 15,976
Atkore Inc
(d)
118,600 14,983
Mirion Technologies Inc - Warrants
(d)
179,475 271
TD SYNNEX Corp 106,900 9,518
Vishay Intertechnology Inc 488,900 10,409
$ 51,157
Energy - Alternate Sources - 0 .50%
Array Technologies Inc
(d)
289,600 5,922
Engineering & Construction - 2 .32%
Dycom Industries Inc
(d)
170,374 15,780
MYR Group Inc
(d)
92,200 11,801
$ 27,581
Entertainment - 2 .66%
Caesars Entertainment Inc
(d)
197,500 8,945
Golden Entertainment Inc
(d)
298,900 12,601
Vail Resorts Inc 42,000 10,102
$ 31,648
Food - 1 .35%
Performance Food Group Co
(d)
256,418 16,075
Gas - 0 .99%
Southwest Gas Holdings Inc 209,190 11,715
Hand & Machine Tools - 0 .69%
Regal Rexnord Corp 62,800 8,174
Healthcare - Products - 3 .59%
Adaptive Biotechnologies Corp
(d)
352,600 2,517
Castle Biosciences Inc
(d)
336,100 7,606
Exact Sciences Corp
(d)
99,200 6,356
Natera Inc
(d)
272,892 13,841
Nevro Corp
(d)
138,300 4,048
STAAR Surgical Co
(d)
117,300 8,266
$ 42,634
Healthcare - Services - 2 .92%
Addus HomeCare Corp
(d)
125,400 10,250
Amedisys Inc
(d)
116,600 9,363
Aveanna Healthcare Holdings Inc
(d)
654,900 806
LifeStance Health Group Inc
(d),(e)
904,200 7,369
Syneos Health Inc
(d)
177,100 6,953
$ 34,741

Schedule of Investments
SmallCap Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
95,725 $ —
Home Builders - 1 .65%
Taylor Morrison Home Corp
(d)
455,600 19,632
Insurance - 2 .74%
CNO Financial Group Inc 285,500 6,407
Essent Group Ltd 88,700 3,767
Hanover Insurance Group Inc/The 90,793 10,855
Lincoln National Corp 94,200 2,047
Primerica Inc 51,900 9,472
$ 32,548
Internet - 0 .08%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
404,700 911
Iron & Steel - 1 .13%
Commercial Metals Co 286,600 13,381
Leisure Products & Services - 1 .51%
Life Time Group Holdings Inc
(d)
685,053 14,242
Lindblad Expeditions Holdings Inc
(d)
324,100 3,666
$ 17,908
Lodging - 0 .05%
Sonder Holdings Inc
(d)
1,431,346 587
Machinery - Diversified - 2 .21%
Chart Industries Inc
(d)
130,900 17,423
Zurn Elkay Water Solutions Corp 409,900 8,833
$ 26,256
Media - 1 .24%
World Wrestling Entertainment Inc 137,700 14,757
Mining - 0 .53%
Alcoa Corp 82,790 3,075
Piedmont Lithium Inc
(d)
55,600 3,197
$ 6,272
Miscellaneous Manufacturers - 0 .77%
Hillenbrand Inc 201,000 9,170
Oil & Gas - 3 .66%
California Resources Corp 354,700 14,365
Chord Energy Corp 35,600 5,067
Gulfport Energy Corp
(d)
102,800 9,299
PDC Energy Inc 227,700 14,812
$ 43,543
Oil & Gas Services - 2 .34%
ChampionX Corp 589,600 15,966
NexTier Oilfield Solutions Inc
(d)
1,460,200 11,799
$ 27,765
Packaging & Containers - 1 .13%
Graphic Packaging Holding Co 545,500 13,452
Pharmaceuticals - 1 .38%
Collegium Pharmaceutical Inc
(d)
348,100 8,100
Dexcom Inc
(d)
59,700 7,244
PMV Pharmaceuticals Inc
(d)
231,100 1,066
$ 16,410
REITs - 6 .42%
Agree Realty Corp 255,900 17,399
Cousins Properties Inc 406,101 8,857
First Industrial Realty Trust Inc 322,340 16,913
Ladder Capital Corp 558,400 5,221
Pebblebrook Hotel Trust 925,636 13,172
Rexford Industrial Realty Inc 263,800 14,712
$ 76,274
Retail - 5 .12%
BJ's Wholesale Club Holdings Inc
(d)
192,851 14,728
Bloomin' Brands Inc 450,900 11,169
Caleres Inc 574,700 13,103
Petco Health & Wellness Co Inc
(d)
365,473 3,640
Portillo's Inc
(d)
300,100 6,488
Sally Beauty Holdings Inc
(d)
476,800 6,785
World Fuel Services Corp 206,400 4,879
$ 60,792
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0 .45%
Provident Financial Services Inc 308,900 $ 5,400
Semiconductors - 2 .12%
Allegro MicroSystems Inc
(d)
362,100 12,952
Entegris Inc 90,640 6,791
SiTime Corp
(d)
50,600 5,489
$ 25,232
Software - 7 .30%
Aspen Technology Inc
(d)
25,416 4,499
Bentley Systems Inc 73,000 3,107
Concentrix Corp 114,000 11,002
DigitalOcean Holdings Inc
(d),(e)
195,100 6,153
DoubleVerify Holdings Inc
(d)
238,200 7,008
Doximity Inc
(d)
126,600 4,653
Jamf Holding Corp
(d)
196,100 3,710
Manhattan Associates Inc
(d)
94,800 15,706
Privia Health Group Inc
(d)
506,000 13,981
Progress Software Corp 134,800 7,398
Sophia Genetics SA
(d),(e)
202,400 980
Sprout Social Inc
(d)
172,700 8,507
$ 86,704
Telecommunications - 0 .25%
Credo Technology Group Holding Ltd
(d)
371,695 3,014
Transportation - 1 .04%
Hub Group Inc
(d)
99,500 7,502
Teekay Tankers Ltd 118,700 4,806
$ 12,308
TOTAL COMMON STOCKS $ 1,173,578
Total Investments $ 1,202,186
Other Assets and Liabilities -  (1.18)% (13,967)
TOTAL NET ASSETS - 100.00% $ 1,188,219
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,173 or 1.19% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,872 or 1.17% of net assets.
Portfolio Summary
Sector Percent
Financial 20 .92%
Consumer, Non-cyclical 20 .82%
Industrial 17 .04%
Consumer, Cyclical 14 .22%
Technology 11 .72%
Energy 6 .50%
Utilities 3 .34%
Basic Materials 2 .64%
Money Market Funds 2 .41%
Communications 1 .57%
Diversified 0 .00%
Other Assets and Liabilities
( 1 .18 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 185,497 $ 160,752 $ 24,745
Principal Government Money Market Fund - Institutional Class 4.73% 24,455 33,530 57,985 —
$ 24,455 $ 219,027 $ 218,737 $ 24,745
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 225 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 34 — — —
$ 259 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .39 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .99%
iShares Russell 2000 Growth ETF 13,000 $ 2,915
SPDR S&P Biotech ETF
(a)
244,522 19,611
$ 22,526
Money Market Funds - 5 .40%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(b),(c)
7,300,064 7,300
Principal Government Money Market Fund -
Class R-6 4.78%
(b),(c),(d)
115,421,347 115,421
$ 122,721
TOTAL INVESTMENT COMPANIES $ 145,247
COMMON STOCKS - 94 .01 % Shares Held Value (000's)
Advertising - 0 .00%
AdTheorent Holding Co Inc
(e)
4,043 $ 6
Boston Omaha Corp
(e)
171 4
Entravision Communications Corp 4,513 28
Quotient Technology Inc
(e)
1,403 4
Stagwell Inc
(e)
786 5
$ 47
Aerospace & Defense - 1 .79%
Aerojet Rocketdyne Holdings Inc
(e)
6,202 350
AeroVironment Inc
(e)
66,442 6,690
AEye Inc
(e)
11,990 2
Curtiss-Wright Corp 60,970 10,355
Hexcel Corp 169,830 12,241
Joby Aviation Inc
(a),(e)
24,299 105
Kratos Defense & Security Solutions Inc
(e)
496,329 6,403
Mercury Systems Inc
(e)
90,353 4,307
Momentus Inc
(e)
2,660 1
Moog Inc 496 45
Redwire Corp
(e)
425 1
Rocket Lab USA Inc
(a),(e)
22,596 89
$ 40,589
Agriculture - 0 .19%
22nd Century Group Inc
(e)
18,263 13
Benson Hill Inc
(e)
8,900 10
Local Bounti Corp
(e)
7,205 4
Turning Point Brands Inc 1,568 37
Vector Group Ltd 2,148 27
Vital Farms Inc
(e)
329,891 4,249
$ 4,340
Airlines - 0 .22%
Allegiant Travel Co
(e)
707 74
Frontier Group Holdings Inc
(e)
3,904 37
Sun Country Airlines Holdings Inc
(e)
243,622 4,806
$ 4,917
Apparel - 0 .07%
Crocs Inc
(e)
6,308 780
Ermenegildo Zegna NV 1,430 19
Kontoor Brands Inc 5,775 261
Oxford Industries Inc 1,073 111
Rocky Brands Inc 57 2
Steven Madden Ltd 7,999 280
Torrid Holdings Inc
(a),(e)
905 3
Wolverine World Wide Inc 8,026 134
$ 1,590
Automobile Manufacturers - 0 .02%
Blue Bird Corp
(e)
1,824 34
Canoo Inc
(e)
28,876 22
Fisker Inc
(a),(e)
18,384 118
Hyzon Motors Inc
(a),(e)
9,947 8
Lightning eMotors Inc
(e)
263 1
Mullen Automotive Inc
(e)
110,591 9
Nikola Corp
(a),(e)
32,557 29
Proterra Inc
(e)
11,258 13
Wabash National Corp 4,289 110
Workhorse Group Inc
(a),(e)
14,791 14
Xos Inc
(e)
7,493 4
$ 362
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1 .14%
Aeva Technologies Inc
(e)
969 $ 1
American Axle & Manufacturing Holdings Inc
(e)
672 5
Cepton Inc
(e)
5,204 2
Dorman Products Inc
(e)
2,736 236
Douglas Dynamics Inc 2,350 69
Fox Factory Holding Corp
(e)
122,711 13,605
Gentherm Inc
(e)
3,440 205
Holley Inc
(e)
5,345 13
indie Semiconductor Inc
(a),(e)
336,782 2,550
Luminar Technologies Inc
(a),(e)
26,080 157
Microvast Holdings Inc
(e)
11,322 12
Miller Industries Inc/TN 88 3
Shyft Group Inc/The 3,613 91
Solid Power Inc
(e)
5,444 12
Titan International Inc
(e)
5,357 52
Visteon Corp
(e)
31,825 4,467
XPEL Inc
(e)
61,314 4,479
$ 25,959
Banks - 0 .91%
BancFirst Corp 1,220 97
Bancorp Inc/The
(e)
3,336 106
Bank of NT Butterfield & Son Ltd/The 336 9
BayCom Corp 130 2
Bridgewater Bancshares Inc
(e)
492 5
Cadence Bank 1,115 23
Coastal Financial Corp/WA
(e)
1,088 39
Eastern Bankshares Inc 3,263 38
Esquire Financial Holdings Inc 586 23
Farmers & Merchants Bancorp Inc/Archbold OH 428 10
First BanCorp/Puerto Rico 1,426 17
First Financial Bankshares Inc 13,514 395
First Guaranty Bancshares Inc 88 1
Five Star Bancorp 500 11
FVCBankcorp Inc
(e)
120 1
Glacier Bancorp Inc 1,511 50
Lakeland Financial Corp 2,335 118
Live Oak Bancshares Inc 2,708 64
Metrocity Bankshares Inc 497 8
Metropolitan Bank Holding Corp
(e)
103 3
National Bank Holdings Corp 234 7
Nicolet Bankshares Inc
(e)
155 9
Pathward Financial Inc 777 35
Peoples Bancorp Inc/OH 254 7
Popular Inc 18,810 1,129
Prosperity Bancshares Inc 286,345 17,931
ServisFirst Bancshares Inc 5,213 263
Stock Yards Bancorp Inc 2,505 122
Third Coast Bancshares Inc
(e)
114 2
Triumph Financial Inc 877 46
Veritex Holdings Inc 797 14
Walker & Dunlop Inc 2,213 149
West BanCorp Inc 296 5
Westamerica BanCorp 679 27
$ 20,766
Beverages - 0 .39%
BRC Inc
(a),(e)
2,961 15
Celsius Holdings Inc
(e)
74,026 7,075
Coca-Cola Consolidated Inc 485 286
Duckhorn Portfolio Inc/The
(e)
4,357 66
MGP Ingredients Inc 1,455 143
National Beverage Corp
(e)
2,450 122
Vintage Wine Estates Inc
(e)
628 1
Vita Coco Co Inc/The
(e)
2,914 63
Zevia PBC
(e)
332,379 1,167
$ 8,938
Biotechnology - 8 .09%
Aadi Bioscience Inc
(e)
1,544 12
Abcam PLC ADR
(e)
651,961 10,620
ACADIA Pharmaceuticals Inc
(e)
415,624 8,865

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Acrivon Therapeutics Inc
(e)
388 $ 5
ADMA Biologics Inc
(e)
9,650 32
Affimed NV
(e)
15,267 14
Agenus Inc
(e)
31,513 48
Akero Therapeutics Inc
(e)
265 12
Alpine Immune Sciences Inc
(e)
1,133 8
Amicus Therapeutics Inc
(e)
28,672 331
AN2 Therapeutics Inc
(e)
126 1
Anavex Life Sciences Corp
(a),(e)
7,241 59
ANI Pharmaceuticals Inc
(e)
98,235 3,705
Apellis Pharmaceuticals Inc
(e)
9,748 813
Arbutus Biopharma Corp
(e)
6,197 16
Arcturus Therapeutics Holdings Inc
(e)
2,212 59
Arcutis Biotherapeutics Inc
(e)
4,275 59
Arrowhead Pharmaceuticals Inc
(e)
10,698 379
Atara Biotherapeutics Inc
(e)
1,123 3
Aura Biosciences Inc
(e)
2,437 22
Aurinia Pharmaceuticals Inc
(e)
13,922 157
Avid Bioservices Inc
(e)
6,317 114
Axsome Therapeutics Inc
(e)
3,325 238
Beam Therapeutics Inc
(e)
6,603 203
BioCryst Pharmaceuticals Inc
(e)
13,233 101
Biohaven Ltd
(e)
4,074 53
Blueprint Medicines Corp
(e)
329,420 16,817
Bridgebio Pharma Inc
(e)
6,803 99
Cassava Sciences Inc
(a),(e)
3,991 93
Celldex Therapeutics Inc
(e)
1,012 32
Celularity Inc
(e)
7,597 4
Cerevel Therapeutics Holdings Inc
(e)
5,948 173
Certara Inc
(e)
92,988 2,248
Crinetics Pharmaceuticals Inc
(e)
829 16
CTI BioPharma Corp
(e)
2,217 11
Cytek Biosciences Inc
(e)
11,812 136
Cytokinetics Inc
(e)
7,713 288
Deciphera Pharmaceuticals Inc
(e)
1,514 21
Denali Therapeutics Inc
(e)
11,312 281
Dynavax Technologies Corp
(e)
12,398 129
Eiger BioPharmaceuticals Inc
(e)
4,523 5
Esperion Therapeutics Inc
(e)
8,109 11
Evolus Inc
(e)
3,706 32
EyePoint Pharmaceuticals Inc
(e)
1,237 8
Fate Therapeutics Inc
(e)
8,706 53
FibroGen Inc
(e)
8,051 138
Geron Corp
(e)
30,637 75
Gossamer Bio Inc
(e)
7,157 9
GreenLight Biosciences Holdings PBC
(a),(e)
9,873 3
Guardant Health Inc
(e)
191,743 4,326
Halozyme Therapeutics Inc
(e)
13,851 445
HilleVax Inc
(e)
341 5
Humacyte Inc
(e)
6,194 20
IGM Biosciences Inc
(a),(e)
866 9
ImmunityBio Inc
(a),(e)
6,757 19
ImmunoGen Inc
(e)
11,116 60
Inhibrx Inc
(e)
3,378 71
Innoviva Inc
(e)
6,628 78
Insmed Inc
(e)
549,724 10,720
Intellia Therapeutics Inc
(e)
136,219 5,142
Intercept Pharmaceuticals Inc
(e)
2,557 44
Intra-Cellular Therapies Inc
(e)
228,854 14,224
IVERIC bio Inc
(e)
529,588 17,418
Karuna Therapeutics Inc
(e)
108,072 21,446
Karyopharm Therapeutics Inc
(e)
8,065 29
Keros Therapeutics Inc
(e)
1,890 84
Kiniksa Pharmaceuticals Ltd
(e)
3,093 33
Krystal Biotech Inc
(e)
740 62
Legend Biotech Corp ADR
(e)
100,483 6,904
Lexicon Pharmaceuticals Inc
(e)
3,413 8
Ligand Pharmaceuticals Earnout Shares
(e)
95 —
Ligand Pharmaceuticals Earnout Shares
(e)
95 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Ligand Pharmaceuticals Inc
(e)
194 $ 15
Liquidia Corp
(a),(e)
3,044 20
MeiraGTx Holdings plc
(e)
285 2
Mineralys Therapeutics Inc
(e)
549 7
MiNK Therapeutics Inc
(e)
460 1
NeoGenomics Inc
(e)
1,179,772 17,248
NGM Biopharmaceuticals Inc
(e)
2,713 12
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
7,570 16
PepGen Inc
(e)
346 5
Phathom Pharmaceuticals Inc
(a),(e)
2,447 26
Point Biopharma Global Inc
(a),(e)
8,325 64
Praxis Precision Medicines Inc
(e)
442 —
Precigen Inc
(e)
11,195 14
Prime Medicine Inc
(a),(e)
492 7
Prometheus Biosciences Inc
(e)
39,257 7,614
Prothena Corp PLC
(e)
4,046 213
PTC Therapeutics Inc
(e)
5,515 304
Rallybio Corp
(e)
1,575 8
RAPT Therapeutics Inc
(e)
2,124 39
Recursion Pharmaceuticals Inc
(e)
1,426 7
Relay Therapeutics Inc
(e)
220,012 2,502
Replimune Group Inc
(e)
266,143 4,453
REVOLUTION Medicines Inc
(e)
1,271 30
Rigel Pharmaceuticals Inc
(e)
17,879 20
Sangamo Therapeutics Inc
(e)
1,002 1
Scilex Holding Co
(e)
1,010 7
SpringWorks Therapeutics Inc
(e)
709 17
Syndax Pharmaceuticals Inc
(e)
1,448 30
TG Therapeutics Inc
(e)
13,824 343
Theravance Biopharma Inc
(e)
6,000 65
Third Harmonic Bio Inc
(e)
636 3
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
Travere Therapeutics Inc
(e)
5,790 125
Twist Bioscience Corp
(e)
4,082 51
Ultragenyx Pharmaceutical Inc
(e)
223,830 9,775
Vaxart Inc
(e)
3,433 3
Ventyx Biosciences Inc
(a),(e)
2,584 97
Vera Therapeutics Inc
(e)
2,150 14
Vericel Corp
(e)
4,900 154
Veru Inc
(a),(e)
7,233 9
Verve Therapeutics Inc
(e)
782 12
Vir Biotechnology Inc
(e)
182,481 4,589
Viridian Therapeutics Inc
(e)
162,552 4,556
VistaGen Therapeutics Inc
(e)
20,913 3
Zentalis Pharmaceuticals Inc
(e)
164,894 3,633
$ 183,872
Building Materials - 0 .34%
AAON Inc 4,556 446
American Woodmark Corp
(e)
101 5
Apogee Enterprises Inc 2,325 99
Aspen Aerogels Inc
(e)
5,203 33
AZEK Co Inc/The
(e)
207,853 5,641
Boise Cascade Co 862 59
Griffon Corp 2,303 66
JELD-WEN Holding Inc
(e)
3,229 41
Masonite International Corp
(e)
2,310 211
PGT Innovations Inc
(e)
6,000 154
Simpson Manufacturing Co Inc 4,444 559
SmartRent Inc
(e)
12,730 33
UFP Industries Inc 5,442 427
$ 7,774
Chemicals - 1 .59%
AdvanSix Inc 923 35
American Vanguard Corp 2,530 49
Amyris Inc
(e)
3,073 2
Avient Corp 6,953 268
Balchem Corp 3,310 435
Cabot Corp 5,779 415

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Codexis Inc
(e)
6,408 $ 25
Diversey Holdings Ltd
(e)
8,185 66
Element Solutions Inc 428,600 7,779
Hawkins Inc 1,239 50
HB Fuller Co 192,176 12,716
Ingevity Corp
(e)
3,897 280
Innospec Inc 2,179 221
Kronos Worldwide Inc 2,230 21
Lightwave Logic Inc
(a),(e)
11,708 53
Livent Corp
(e)
16,853 368
Mativ Holdings Inc 395 8
Origin Materials Inc
(a),(e)
6,742 27
Orion Engineered Carbons SA 6,282 152
Quaker Chemical Corp 66,900 12,485
Rogers Corp
(e)
1,947 313
Sensient Technologies Corp 4,117 307
Stepan Co 206 19
Terawulf Inc
(e)
1,126 2
$ 36,096
Coal - 0 .03%
Alpha Metallurgical Resources Inc 1,581 232
Arch Resources Inc 1,540 188
CONSOL Energy Inc 3,357 199
Ramaco Resources Inc 2,256 19
Warrior Met Coal Inc 580 20
$ 658
Commercial Services - 7 .03%
AirSculpt Technologies Inc 1,362 7
Alarm.com Holdings Inc
(e)
4,996 238
Alta Equipment Group Inc 411 6
AMN Healthcare Services Inc
(e)
4,496 388
Arlo Technologies Inc
(e)
9,096 59
ASGN Inc
(e)
5,098 365
Barrett Business Services Inc 637 53
Bright Horizons Family Solutions Inc
(e)
250,830 19,093
Brink's Co/The 4,708 296
Carriage Services Inc 1,386 40
Cass Information Systems Inc 247 9
CBIZ Inc
(e)
4,911 259
Chegg Inc
(e)
12,932 232
Cimpress PLC
(e)
1,842 96
Cipher Mining Inc
(a),(e)
321 1
CompoSecure Inc
(e)
687 5
CorVel Corp
(e)
905 183
Coursera Inc
(e)
11,840 147
CRA International Inc 723 76
Cross Country Healthcare Inc
(e)
491 11
Custom Truck One Source Inc
(e)
1,873 12
Distribution Solutions Group Inc
(e)
457 21
Driven Brands Holdings Inc
(e)
386,227 11,857
European Wax Center Inc
(e)
334,602 6,304
EVERTEC Inc 6,347 220
First Advantage Corp
(e)
198,382 2,551
Flywire Corp
(e)
416,958 12,163
Forrester Research Inc
(e)
1,180 36
Franklin Covey Co
(e)
1,269 47
FTI Consulting Inc
(e)
118,709 21,427
Green Dot Corp
(e)
582 10
Hackett Group Inc/The 2,133 40
Healthcare Services Group Inc 3,724 58
Herc Holdings Inc 37,862 3,787
Huron Consulting Group Inc
(e)
1,219 103
I3 Verticals Inc
(e)
41,323 960
ICF International Inc 1,345 153
Information Services Group Inc 1,813 9
Insperity Inc 105,004 12,859
John Wiley & Sons Inc 4,193 162
Kforce Inc 2,051 121
Korn Ferry 5,441 261
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Legalzoom.com Inc
(e)
10,048 $ 94
MarketWise Inc 543 1
Marqeta Inc
(e)
45,098 183
Medifast Inc 1,122 103
Mister Car Wash Inc
(e)
1,204,829 10,627
Moneylion Inc
(e)
38 —
National Research Corp 1,468 64
Payoneer Global Inc
(e)
22,899 125
Priority Technology Holdings Inc
(e)
2,035 7
PROG Holdings Inc
(e)
841 25
Progyny Inc
(e)
7,835 260
R1 RCM Inc
(e)
15,598 243
Remitly Global Inc
(e)
10,335 174
Rent the Runway Inc
(a),(e)
4,986 13
Rentokil Initial PLC ADR 336,492 13,339
Ritchie Bros Auctioneers Inc 26,950 1,541
Sabre Corp
(e)
6,999 28
Shift4 Payments Inc
(e)
273,329 18,524
SoundThinking Inc
(e)
929 28
SP Plus Corp
(e)
2,085 71
Sterling Check Corp
(e)
2,303 26
StoneCo Ltd
(e)
14,960 184
Stride Inc
(e)
4,347 187
Target Hospitality Corp
(e)
3,056 39
Textainer Group Holdings Ltd 613 21
Transcat Inc
(e)
741 56
TriNet Group Inc
(e)
80,813 7,498
Udemy Inc
(e)
7,557 69
Universal Technical Institute Inc
(e)
3,337 24
Upbound Group Inc 5,189 138
Wejo Group Ltd
(e)
6,723 3
WEX Inc
(e)
63,580 11,276
Willdan Group Inc
(e)
149 2
ZipRecruiter Inc
(e)
7,576 128
$ 159,826
Computers - 2 .25%
Cantaloupe Inc
(e)
3,559 20
Cerberus Cyber Sentinel Corp
(e)
5,188 1
Corsair Gaming Inc
(e)
2,324 40
Diebold Nixdorf Inc
(e)
6,251 5
ExlService Holdings Inc
(e)
3,364 600
Genpact Ltd 440,971 19,645
Grid Dynamics Holdings Inc
(e)
5,569 61
Insight Enterprises Inc
(e)
2,747 332
Integral Ad Science Holding Corp
(e)
1,322 21
IronNet Inc
(e)
8,724 2
Markforged Holding Corp
(e)
1,971 2
Maximus Inc 5,941 497
Mitek Systems Inc
(e)
4,104 37
NextNav Inc
(e)
7,148 15
OneSpan Inc
(e)
1,421 21
PAR Technology Corp
(e)
1,036 32
Qualys Inc
(e)
4,006 452
Rapid7 Inc
(e)
101,255 4,922
Rimini Street Inc
(e)
4,903 18
Super Micro Computer Inc
(e)
107,750 11,360
Telos Corp
(e)
5,765 10
Tenable Holdings Inc
(e)
186,370 6,894
TTEC Holdings Inc 1,971 67
Unisys Corp
(e)
5,141 17
Varonis Systems Inc
(e)
265,966 6,160
Velo3D Inc
(a),(e)
6,390 15
Vuzix Corp
(a),(e)
5,212 21
$ 51,267
Consumer Products - 0 .03%
Central Garden & Pet Co
(e)
366 13
Central Garden & Pet Co - A Shares
(e)
1,495 53
Helen of Troy Ltd
(e)
2,465 247
Leafly Holdings Inc
(e)
3,153 1

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
WD-40 Co 1,417 $ 270
$ 584
Cosmetics & Personal Care - 0 .04%
Beauty Health Co/The
(e)
8,071 92
elf Beauty Inc
(e)
5,107 474
Inter Parfums Inc 1,863 283
$ 849
Distribution & Wholesale - 0 .61%
Global Industrial Co 984 26
H&E Equipment Services Inc 3,313 121
Hudson Technologies Inc
(e)
4,514 35
MRC Global Inc
(e)
8,697 85
SiteOne Landscape Supply Inc
(e)
91,024 13,448
ThredUp Inc
(e)
1,185 3
Veritiv Corp 1,354 155
$ 13,873
Diversified Financial Services - 2 .03%
Applied Digital Corp
(e)
3,142 10
Artisan Partners Asset Management Inc 4,075 141
Associated Capital Group Inc 13 1
Atlanticus Holdings Corp
(e)
304 9
Avantax Inc
(e)
4,925 125
B Riley Financial Inc
(a)
2,148 68
Brightsphere Investment Group Inc 3,120 70
Brookfield Business Corp 2,400 44
Cohen & Steers Inc 2,636 158
Columbia Financial Inc
(e)
1,157 19
Curo Group Holdings Corp 2,196 4
Diamond Hill Investment Group Inc 292 47
Eightco Holdings Inc
(e)
34 —
Federated Hermes Inc 8,872 367
Focus Financial Partners Inc
(e)
6,029 313
FTAI Aviation Ltd 157,433 4,479
GCM Grosvenor Inc 3,709 30
Hamilton Lane Inc 3,729 275
Hannon Armstrong Sustainable Infrastructure
Capital Inc
56,269 1,597
Houlihan Lokey Inc 189,615 17,327
International Money Express Inc
(e)
3,250 84
LendingClub Corp
(e)
719 5
LendingTree Inc
(e)
1,093 26
Moelis & Co 131,645 4,987
NerdWallet Inc
(e)
2,679 36
Perella Weinberg Partners 3,532 28
PJT Partners Inc 2,450 169
Sculptor Capital Management Inc 1,226 10
Silvercrest Asset Management Group Inc 962 18
StepStone Group Inc 328,137 7,229
Stifel Financial Corp 136,976 8,214
StoneX Group Inc
(e)
165 16
Velocity Financial Inc
(e)
91 1
Victory Capital Holdings Inc 486 15
Virtus Investment Partners Inc 82 15
WisdomTree Inc 14,274 89
World Acceptance Corp
(e)
265 27
$ 46,053
Electric - 0 .20%
Altus Power Inc
(a),(e)
3,311 15
Ameresco Inc
(e)
85,545 3,558
Clearway Energy Inc - Class A 3,644 106
Clearway Energy Inc - Class C 8,525 259
FTC Solar Inc
(a),(e)
4,796 13
MGE Energy Inc 1,612 124
Ormat Technologies Inc 3,037 261
Otter Tail Corp 1,903 137
Via Renewables Inc 240 2
$ 4,475
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1 .92%
Belden Inc 2,348 $ 185
Blink Charging Co
(a),(e)
4,361 31
Energizer Holdings Inc 7,391 247
EnerSys 481 40
ESS Tech Inc
(e)
8,278 9
Insteel Industries Inc 1,955 54
Littelfuse Inc 73,875 17,896
Novanta Inc
(e)
92,798 14,183
Universal Display Corp 82,470 11,006
$ 43,651
Electronics - 0 .74%
Advanced Energy Industries Inc 3,902 337
Akoustis Technologies Inc
(e)
6,517 19
Allied Motion Technologies Inc 1,271 44
Atkore Inc
(e)
4,093 517
Badger Meter Inc 3,038 402
Berkshire Grey Inc
(e)
5,497 7
Brady Corp 3,634 185
Charge Enterprises Inc
(e)
13,787 15
Coherent Corp
(e)
97,472 3,328
CTS Corp 3,292 129
Enovix Corp
(a),(e)
11,287 122
FARO Technologies Inc
(e)
185 4
Identiv Inc
(e)
2,358 13
Itron Inc
(e)
361 19
Mesa Laboratories Inc 526 88
MicroVision Inc
(a),(e)
17,363 35
Napco Security Technologies Inc 72,247 2,240
NEXTracker Inc
(e)
2,796 88
OSI Systems Inc
(e)
184 21
Plexus Corp
(e)
2,431 213
Stoneridge Inc
(e)
458 9
Turtle Beach Corp
(e)
1,246 13
Vicor Corp
(e)
2,302 99
Woodward Inc 92,711 8,902
$ 16,849
Energy - Alternate Sources - 0 .46%
Array Technologies Inc
(e)
15,677 321
Energy Vault Holdings Inc
(e)
9,001 15
Fluence Energy Inc
(a),(e)
3,760 68
FuelCell Energy Inc
(a),(e)
30,664 58
Heliogen Inc
(e)
10,910 3
Montauk Renewables Inc
(e)
6,744 45
Shoals Technologies Group Inc
(e)
467,483 9,765
Stem Inc
(e)
14,284 60
SunPower Corp
(e)
8,458 112
TPI Composites Inc
(e)
3,828 47
$ 10,494
Engineering & Construction - 1 .60%
908 Devices Inc
(e)
486 3
Comfort Systems USA Inc 96,271 14,391
Construction Partners Inc
(e)
4,121 107
Dycom Industries Inc
(e)
2,997 278
EMCOR Group Inc 4,905 839
Exponent Inc 83,439 7,680
Fluor Corp
(e)
13,512 393
Great Lakes Dredge & Dock Corp
(e)
1,811 10
IES Holdings Inc
(e)
586 25
Latham Group Inc
(e)
4,893 12
MYR Group Inc
(e)
1,701 218
NV5 Global Inc
(e)
70,985 6,725
Primoris Services Corp 327 8
Sterling Infrastructure Inc
(e)
2,575 95
TopBuild Corp
(e)
25,047 5,648
$ 36,432
Entertainment - 1 .55%
Accel Entertainment Inc
(e)
5,791 51
Churchill Downs Inc 89,130 26,074
Cinemark Holdings Inc
(e)
8,881 150

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Everi Holdings Inc
(e)
349,738 $ 5,316
Golden Entertainment Inc
(e)
2,100 89
IMAX Corp
(e)
2,962 62
International Game Technology PLC 2,300 65
Liberty Media Corp-Liberty Braves - A Shares
(a),(e)
1,042 41
Liberty Media Corp-Liberty Braves - C Shares
(e)
3,896 148
Monarch Casino & Resort Inc 1,390 96
NEOGAMES SA
(e)
1,389 19
RCI Hospitality Holdings Inc 829 62
Red Rock Resorts Inc 2,407 117
Reservoir Media Inc
(a),(e)
1,995 13
Rush Street Interactive Inc
(e)
6,116 19
SeaWorld Entertainment Inc
(e)
55,132 2,958
$ 35,280
Environmental Control - 2 .16%
Casella Waste Systems Inc
(e)
66,696 5,936
Energy Recovery Inc
(e)
5,715 129
Evoqua Water Technologies Corp
(e)
12,230 605
Li-Cycle Holdings Corp
(e)
5,481 26
Montrose Environmental Group Inc
(e)
130,779 3,983
Pure Cycle Corp
(e)
1,958 19
PureCycle Technologies Inc
(a),(e)
8,815 58
Tetra Tech Inc 83,803 11,596
Waste Connections Inc 192,613 26,802
$ 49,154
Food - 2 .00%
Beyond Meat Inc
(a),(e)
6,342 86
Calavo Growers Inc 1,803 58
Cal-Maine Foods Inc 3,626 172
Chefs' Warehouse Inc/The
(e)
311,641 10,365
Fresh Market Inc - Escrow
(a),(e),(f)
9,305 —
Grocery Outlet Holding Corp
(e)
389,070 11,586
J & J Snack Foods Corp 1,580 242
John B Sanfilippo & Son Inc 568 59
Krispy Kreme Inc
(a)
1,900 29
Lancaster Colony Corp 1,704 356
Mission Produce Inc
(e)
516 6
Natural Grocers by Vitamin Cottage Inc 930 10
Simply Good Foods Co/The
(e)
511,053 18,587
Sprouts Farmers Market Inc
(e)
11,015 382
SunOpta Inc
(e)
9,535 81
Tattooed Chef Inc
(e)
4,833 7
Tootsie Roll Industries Inc 1,432 59
United Natural Foods Inc
(e)
460 13
Utz Brands Inc 182,910 3,459
$ 45,557
Food Service - 0 .00%
Sovos Brands Inc
(e)
2,775 48
Forest Products & Paper - 0 .01%
Sylvamo Corp 3,324 152
Gas - 0 .03%
Brookfield Infrastructure Corp 10,180 434
Chesapeake Utilities Corp 1,013 125
New Jersey Resources Corp 802 41
Southwest Gas Holdings Inc 633 36
$ 636
Hand & Machine Tools - 0 .52%
Cadre Holdings Inc 1,991 42
Enerpac Tool Group Corp 5,940 141
Franklin Electric Co Inc 4,789 428
Luxfer Holdings PLC 1,149 18
MSA Safety Inc 86,111 11,173
$ 11,802
Healthcare - Products - 9 .57%
Adaptive Biotechnologies Corp
(e)
626 4
Akoya Biosciences Inc
(e)
1,790 12
Alphatec Holdings Inc
(e)
6,701 97
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Artivion Inc
(e)
3,458 $ 48
AtriCure Inc
(e)
371,724 16,352
Atrion Corp 139 86
Axogen Inc
(e)
4,244 38
Axonics Inc
(e)
5,092 293
Azenta Inc
(e)
180,705 7,859
BioLife Solutions Inc
(e)
282 5
Bruker Corp 183,970 14,558
CareDx Inc
(e)
5,329 43
Cerus Corp
(e)
18,097 42
CONMED Corp 3,022 379
Cutera Inc
(a),(e)
93,371 2,129
CVRx Inc
(e)
119,562 1,392
Embecta Corp 5,170 143
Establishment Labs Holdings Inc
(e)
167,851 11,698
Glaukos Corp
(e)
4,751 226
Haemonetics Corp
(e)
53,147 4,449
ICU Medical Inc
(e)
18,237 3,449
Inari Medical Inc
(e)
285,207 18,944
Inogen Inc
(e)
168 2
Inspire Medical Systems Inc
(e)
2,971 795
iRadimed Corp 709 30
iRhythm Technologies Inc
(e)
85,634 11,252
Lantheus Holdings Inc
(e)
347,253 29,673
LeMaitre Vascular Inc 2,037 110
LivaNova PLC
(e)
98,741 4,730
Merit Medical Systems Inc
(e)
108,135 8,790
NanoString Technologies Inc
(e)
4,355 43
Natera Inc
(e)
168,374 8,540
Neogen Corp
(e)
20,734 357
Nevro Corp
(e)
3,606 106
NuVasive Inc
(e)
5,441 234
OmniAb Inc
(e)
1,229 4
Omnicell Inc
(e)
4,598 279
Orthofix Medical Inc
(e)
171,248 3,225
OrthoPediatrics Corp
(e)
188,313 9,498
Owlet Inc
(e)
7,508 2
Paragon 28 Inc
(e)
5,046 93
Patterson Cos Inc 7,126 193
PROCEPT BioRobotics Corp
(e)
2,677 81
Pulmonx Corp
(e)
3,579 42
Quanterix Corp
(e)
497 6
Repligen Corp
(e)
49,022 7,433
RxSight Inc
(e)
2,292 41
Shockwave Medical Inc
(e)
3,701 1,074
SI-BONE Inc
(e)
469,686 10,381
Silk Road Medical Inc
(e)
186,893 8,227
SomaLogic Inc
(e)
1,909 5
STAAR Surgical Co
(e)
4,981 351
Surmodics Inc
(e)
1,423 33
Tactile Systems Technology Inc
(e)
758 14
Tenon Medical Inc
(a),(e)
549 1
TransMedics Group Inc
(e)
122,461 9,686
Treace Medical Concepts Inc
(e)
812,282 19,893
UFP Technologies Inc
(e)
713 98
Utah Medical Products Inc 313 30
Vicarious Surgical Inc
(e)
6,195 14
ViewRay Inc
(e)
13,736 16
Zynex Inc
(a),(e)
2,311 26
$ 217,654
Healthcare - Services - 2 .26%
23andMe Holding Co
(e)
11,486 23
Accolade Inc
(e)
562,363 7,609
Addus HomeCare Corp
(e)
632 52
Agiliti Inc
(a),(e)
2,914 49
agilon health Inc
(e)
439,863 10,675
Babylon Holdings Ltd/Jersey
(a),(e)
586 5
Cano Health Inc
(e)
16,088 19
Charles River Laboratories International Inc
(e)
11,493 2,185

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Clover Health Investments Corp
(e)
40,200 $ 30
DocGo Inc
(e)
474,650 4,035
Encompass Health Corp 175,668 11,269
Ensign Group Inc/The 5,597 543
HealthEquity Inc
(e)
230,431 12,316
Innovage Holding Corp
(e)
332 2
Joint Corp/The
(e)
1,412 22
LifeStance Health Group Inc
(e)
496 4
Medpace Holdings Inc
(e)
2,635 527
ModivCare Inc
(e)
408 26
Nano-X Imaging Ltd
(a),(e)
564 3
Oncology Institute Inc/The
(e)
4,682 2
P3 Health Partners Inc
(e)
2,038 3
Pennant Group Inc/The
(e)
2,698 37
RadNet Inc
(e)
5,183 143
Science 37 Holdings Inc
(e)
7,574 2
Select Medical Holdings Corp 9,178 280
Surgery Partners Inc
(e)
4,705 187
Thorne HealthTech Inc
(e)
269,299 1,188
US Physical Therapy Inc 1,327 141
$ 51,377
Home Builders - 0 .97%
Cavco Industries Inc
(e)
902 271
Century Communities Inc 207 14
Dream Finders Homes Inc
(a),(e)
2,190 33
Forestar Group Inc
(e)
493 9
Green Brick Partners Inc
(e)
731 27
Hovnanian Enterprises Inc
(e)
498 37
Installed Building Products Inc 2,470 307
KB Home 1,415 62
LCI Industries 2,581 291
LGI Homes Inc
(e)
141 17
M/I Homes Inc
(e)
357 24
MDC Holdings Inc 1,546 63
Meritage Homes Corp 69,407 8,888
Skyline Champion Corp
(e)
161,092 11,948
Taylor Morrison Home Corp
(e)
1,341 58
Tri Pointe Homes Inc
(e)
892 26
$ 22,075
Home Furnishings - 0 .24%
Arhaus Inc
(a),(e)
163,792 1,314
Aterian Inc
(e)
773 1
iRobot Corp
(e)
2,441 96
Lovesac Co/The
(e)
1,454 38
Purple Innovation Inc 517 1
Sleep Number Corp
(e)
989 22
Sonos Inc
(e)
13,270 280
Vizio Holding Corp
(a),(e)
431,459 3,698
$ 5,450
Insurance - 1 .87%
BRP Group Inc
(e)
281,760 7,097
Doma Holdings Inc
(e)
1,963 1
eHealth Inc
(e)
766 5
Goosehead Insurance Inc
(e)
1,744 100
HCI Group Inc 646 33
Investors Title Co 26 4
Kinsale Capital Group Inc 2,249 735
NMI Holdings Inc
(e)
582 14
Palomar Holdings Inc
(e)
119,006 5,981
RLI Corp 113,088 15,725
Ryan Specialty Holdings Inc
(e)
232,244 9,489
SiriusPoint Ltd
(e)
832 7
Skyward Specialty Insurance Group Inc
(a),(e)
148,886 3,183
Trupanion Inc
(a),(e)
4,049 142
Universal Insurance Holdings Inc 508 8
$ 42,524
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1 .82%
aka Brands Holding Corp
(e)
88 $ —
Allbirds Inc
(e)
3,417 4
Angi Inc
(e)
1,111,203 2,556
Arena Group Holdings Inc/The
(e)
964 4
Cargurus Inc
(e)
10,588 174
CarParts.com Inc
(e)
5,315 25
Cars.com Inc
(e)
970 19
Cogent Communications Holdings Inc 204,118 14,092
Couchbase Inc
(e)
2,932 45
DHI Group Inc
(e)
3,864 14
Edgio Inc
(e)
14,319 9
ePlus Inc
(e)
2,106 92
Eventbrite Inc
(e)
7,089 52
EverQuote Inc
(e)
96,972 676
Figs Inc
(e)
11,370 82
Focus Universal Inc
(e)
3,017 6
Gambling.com Group Ltd
(e)
983 10
Groupon Inc
(a),(e)
279 1
HealthStream Inc 134 3
Hims & Hers Health Inc
(e)
10,613 123
Innovid Corp
(e)
7,668 7
Liquidity Services Inc
(e)
1,300 17
Lulu's Fashion Lounge Holdings Inc
(e)
1,628 4
MakeMyTrip Ltd
(e)
321,989 7,547
MediaAlpha Inc
(e)
2,516 19
Nerdy Inc
(e)
5,794 23
Open Lending Corp
(e)
11,053 78
OptimizeRx Corp
(e)
1,729 26
Perficient Inc
(e)
65,182 4,231
Pinterest Inc
(e)
456,109 10,491
Q2 Holdings Inc
(e)
5,802 143
QuinStreet Inc
(e)
340 4
RealReal Inc/The
(a),(e)
1,902 2
Revolve Group Inc
(e)
4,274 88
Rover Group Inc
(e)
9,198 42
Shutterstock Inc 2,485 167
Squarespace Inc
(e)
787 24
Stitch Fix Inc
(e)
3,673 13
TechTarget Inc
(e)
2,803 96
Tucows Inc
(a),(e)
1,032 23
Upwork Inc
(e)
12,562 120
Vivid Seats Inc
(a),(e)
717 5
Yelp Inc
(e)
7,029 210
Ziff Davis Inc
(e)
905 66
$ 41,433
Investment Companies - 0 .10%
Trinity Capital Inc
(a)
193,307 2,351
Iron & Steel - 0 .51%
ATI Inc
(e)
41,849 1,616
Carpenter Technology Corp 188,701 9,952
Commercial Metals Co 2,060 96
Schnitzer Steel Industries Inc 259 8
$ 11,672
Leisure Products & Services - 1 .92%
Acushnet Holdings Corp 975 49
Camping World Holdings Inc
(a)
4,028 90
Clarus Corp 543,608 5,289
F45 Training Holdings Inc
(e)
4,107 4
Life Time Group Holdings Inc
(e)
541,961 11,267
Lindblad Expeditions Holdings Inc
(e)
271,342 3,069
Malibu Boats Inc
(e)
2,101 119
Marine Products Corp 943 13
MasterCraft Boat Holdings Inc
(e)
1,825 53
OneSpaWorld Holdings Ltd
(e)
6,949 83
Planet Fitness Inc
(e)
254,497 21,159
Virgin Galactic Holdings Inc
(a),(e)
11,941 44
Xponential Fitness Inc
(e)
629 21
YETI Holdings Inc
(e)
58,061 2,291
$ 43,551

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .98%
Bluegreen Vacations Holding Corp 136 $ 4
Century Casinos Inc
(e)
2,407 17
Choice Hotels International Inc 73,989 9,435
Full House Resorts Inc
(e)
977 7
Hilton Grand Vacations Inc
(e)
299,808 12,832
Sonder Holdings Inc
(e)
20,080 8
$ 22,303
Machinery - Construction & Mining - 0 .18%
Babcock & Wilcox Enterprises Inc
(e)
588,044 3,658
Bloom Energy Corp
(e)
18,705 311
Terex Corp 3,406 152
Transphorm Inc
(e)
2,584 8
$ 4,129
Machinery - Diversified - 2 .67%
Alamo Group Inc 886 157
Albany International Corp 636 58
Applied Industrial Technologies Inc 3,977 539
Cactus Inc 367,878 14,891
Chart Industries Inc
(e)
66,398 8,838
CIRCOR International Inc
(e)
550 15
CSW Industrials Inc 1,516 204
Esab Corp 176,869 10,322
Gorman-Rupp Co/The 468 11
GrafTech International Ltd 20,310 96
IDEX Corp 21,366 4,408
Kadant Inc 1,203 224
Lindsay Corp 1,141 138
Middleby Corp/The
(e)
68,880 9,704
Mueller Water Products Inc - Class A 289,367 3,878
Sarcos Technology & Robotics Corp
(e)
12,261 5
Tennant Co 855 65
Watts Water Technologies Inc 2,842 460
Zurn Elkay Water Solutions Corp 314,359 6,774
$ 60,787
Media - 0 .01%
Gray Television Inc 3,770 29
Sinclair Broadcast Group Inc 4,194 83
Thryv Holdings Inc
(e)
656 15
Value Line Inc 81 4
WideOpenWest Inc
(e)
3,217 37
$ 168
Metal Fabrication & Hardware - 0 .43%
Helios Technologies Inc 3,379 203
Janus International Group Inc
(e)
8,555 77
Mueller Industries Inc 2,090 150
Northwest Pipe Co
(e)
201 6
Omega Flex Inc 344 38
Proto Labs Inc
(e)
451 13
RBC Bearings Inc
(e)
426 97
Ryerson Holding Corp 107 4
Valmont Industries Inc 31,337 9,105
Xometry Inc
(a),(e)
3,535 49
$ 9,742
Mining - 0 .04%
5E Advanced Materials Inc
(a),(e)
3,985 17
Century Aluminum Co
(e)
5,440 47
Compass Minerals International Inc 3,545 116
Constellium SE
(e)
7,057 105
Dakota Gold Corp
(e)
5,167 17
Energy Fuels Inc/Canada
(a),(e)
13,487 77
Hycroft Mining Holding Corp
(e)
14,127 5
Ivanhoe Electric Inc / US
(e)
2,315 27
Kaiser Aluminum Corp 1,655 109
Novagold Resources Inc
(e)
23,514 128
Piedmont Lithium Inc
(e)
500 29
United States Lime & Minerals Inc 161 26
Uranium Energy Corp
(e)
37,069 97
Ur-Energy Inc
(e)
18,616 17
$ 817
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1 .25%
Axon Enterprise Inc
(e)
41,106 $ 8,661
Chase Corp 197 22
ESCO Technologies Inc 228 21
Fabrinet
(e)
3,837 364
Federal Signal Corp 6,208 319
Hillenbrand Inc 3,596 164
ITT Inc 114,560 9,674
John Bean Technologies Corp 80,612 8,763
LSB Industries Inc
(e)
7,678 69
Materion Corp 1,987 215
Myers Industries Inc 3,797 72
Sight Sciences Inc
(e)
303 3
Smith & Wesson Brands Inc 317 4
Sturm Ruger & Co Inc 1,632 94
Trinity Industries Inc 1,284 31
$ 28,476
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 18,152 64
Office Furnishings - 0 .01%
HNI Corp 4,259 111
Interface Inc 4,835 38
$ 149
Oil & Gas - 2 .82%
Amplify Energy Corp
(e)
2,778 19
Battalion Oil Corp
(e)
338 2
Berry Corp 1,331 10
Borr Drilling Ltd
(e)
9,570 67
Callon Petroleum Co
(e)
4,247 141
Chord Energy Corp 2,562 365
CNX Resources Corp
(e)
1,000 16
Comstock Resources Inc 9,603 110
Crescent Energy Co
(a)
4,064 47
CVR Energy Inc 3,094 81
Delek US Holdings Inc 7,214 157
Denbury Inc
(e)
168,961 15,778
Earthstone Energy Inc
(e)
4,529 61
Empire Petroleum Corp
(e)
1,146 12
Gulfport Energy Corp
(e)
1,133 102
HighPeak Energy Inc
(a)
716 14
Kosmos Energy Ltd
(e)
46,885 300
Magnolia Oil & Gas Corp 18,136 383
Matador Resources Co 360,782 17,689
Murphy Oil Corp 6,692 246
Nabors Industries Ltd
(e)
828 83
Noble Corp PLC
(e)
1,568 60
Northern Oil and Gas Inc 227,082 7,532
Par Pacific Holdings Inc
(e)
5,079 119
Patterson-UTI Energy Inc 15,100 169
PBF Energy Inc 2,772 97
Permian Resources Corp 821,618 8,586
Ranger Oil Corp 1,988 82
Riley Exploration Permian Inc 695 29
Ring Energy Inc
(a),(e)
3,974 7
SandRidge Energy Inc
(e)
3,325 47
SilverBow Resources Inc
(e)
1,223 29
Sitio Royalties Corp 7,382 187
SM Energy Co 12,593 354
Southwestern Energy Co
(e)
1,199,090 6,223
Talos Energy Inc
(e)
7,272 99
Tellurian Inc
(e)
53,499 76
VAALCO Energy Inc 11,129 48
Valaris Ltd
(e)
69,597 4,176
Vertex Energy Inc
(a),(e)
5,010 40
Vital Energy Inc
(e)
1,718 80
W&T Offshore Inc
(e)
8,207 36
Weatherford International PLC
(e)
7,346 475
$ 64,234

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 2 .07%
Aris Water Solutions Inc 172,071 $ 1,251
ChampionX Corp 1,214,775 32,896
DMC Global Inc
(e)
541 10
Liberty Energy Inc 13,967 179
NexTier Oilfield Solutions Inc
(e)
18,234 147
Oceaneering International Inc
(e)
9,398 167
ProFrac Holding Corp
(e)
1,129 13
RPC Inc 7,787 58
Solaris Oilfield Infrastructure Inc 3,304 25
TechnipFMC PLC
(e)
697,980 9,555
TETRA Technologies Inc
(e)
972,654 2,772
US Silica Holdings Inc
(e)
1,164 15
$ 47,088
Packaging & Containers - 0 .01%
Greif Inc - Class A 370 23
Greif Inc - Class B 84 6
Karat Packaging Inc 642 9
O-I Glass Inc
(e)
12,950 291
$ 329
Pharmaceuticals - 3 .59%
AbCellera Biologics Inc
(e)
9,241 63
Aclaris Therapeutics Inc
(e)
6,764 60
AdaptHealth Corp
(e)
174,610 2,074
Alector Inc
(e)
6,513 43
Alkermes PLC
(e)
209,506 5,981
Amneal Pharmaceuticals Inc
(e)
10,956 21
Amphastar Pharmaceuticals Inc
(e)
3,977 142
Amylyx Pharmaceuticals Inc
(e)
266,763 7,576
Arvinas Inc
(e)
53,452 1,401
Ascendis Pharma A/S ADR
(e)
91,487 6,400
Beachbody Co Inc/The
(e)
2,353 1
BellRing Brands Inc
(e)
13,879 499
Catalyst Pharmaceuticals Inc
(e)
10,037 160
Chimerix Inc
(e)
6,383 7
Coherus Biosciences Inc
(e)
474,998 3,434
Collegium Pharmaceutical Inc
(e)
241,005 5,608
Corcept Therapeutics Inc
(e)
8,930 201
Eagle Pharmaceuticals Inc/DE
(e)
1,081 30
Enanta Pharmaceuticals Inc
(e)
236 8
Foghorn Therapeutics Inc
(e)
2,146 14
Harmony Biosciences Holdings Inc
(e)
2,710 87
Herbalife Ltd
(e)
6,728 100
Heron Therapeutics Inc
(e)
10,825 26
Heska Corp
(e)
1,007 118
Ironwood Pharmaceuticals Inc
(e)
14,185 148
Madrigal Pharmaceuticals Inc
(e)
30,371 9,476
MannKind Corp
(a),(e)
1,096,428 4,222
Mirum Pharmaceuticals Inc
(e)
1,887 51
Morphic Holding Inc
(e)
2,296 109
Neurocrine Biosciences Inc
(e)
118,978 12,022
Ocugen Inc
(e)
22,213 16
Ocular Therapeutix Inc
(e)
8,066 50
Option Care Health Inc
(e)
17,351 558
Outlook Therapeutics Inc
(a),(e)
16,938 18
Owens & Minor Inc
(e)
890 14
Pacira BioSciences Inc
(e)
4,665 211
PetIQ Inc
(e)
2,184 26
Phibro Animal Health Corp 2,007 31
Reata Pharmaceuticals Inc
(a),(e)
88,130 8,713
Relmada Therapeutics Inc
(e)
2,261 6
Revance Therapeutics Inc
(e)
186,519 5,937
Senseonics Holdings Inc
(e)
47,592 28
Seres Therapeutics Inc
(e)
7,382 36
SIGA Technologies Inc 4,929 29
USANA Health Sciences Inc
(e)
1,172 78
Vaxcyte Inc
(e)
136,745 5,856
Xeris Biopharma Holdings Inc
(e)
14,040 32
Y-mAbs Therapeutics Inc
(e)
3,931 24
$ 81,745
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .46%
DT Midstream Inc 130,210 $ 6,415
Equitrans Midstream Corp 10,250 53
Excelerate Energy Inc 180,886 3,889
Golar LNG Ltd
(e)
638 15
Kinetik Holdings Inc 164 5
NextDecade Corp
(a),(e)
3,223 20
$ 10,397
Private Equity - 0 .14%
P10 Inc 316,550 3,270
Real Estate - 0 .04%
Compass Inc
(e)
28,622 67
Cushman & Wakefield PLC
(e)
16,503 163
Douglas Elliman Inc 712 2
eXp World Holdings Inc
(a)
7,295 85
Marcus & Millichap Inc 2,611 82
McGrath RentCorp 2,513 223
Newmark Group Inc 1,189 8
Offerpad Solutions Inc
(e)
6,548 3
Redfin Corp
(e)
11,133 83
RMR Group Inc/The 997 24
St Joe Co/The 3,578 147
$ 887
REITs - 0 .87%
Alexander's Inc 221 41
Bluerock Homes Trust Inc
(e)
186 4
CareTrust REIT Inc 853 17
CBL & Associates Properties Inc 486 11
Clipper Realty Inc 1,157 6
Community Healthcare Trust Inc 1,457 52
Corporate Office Properties Trust 1,387 32
EastGroup Properties Inc 72,509 12,077
Essential Properties Realty Trust Inc 1,363 34
Four Corners Property Trust Inc 745 19
Gladstone Commercial Corp 3,763 45
Gladstone Land Corp 1,824 29
Hersha Hospitality Trust 257 2
Industrial Logistics Properties Trust 464 1
Innovative Industrial Properties Inc 2,882 198
NexPoint Residential Trust Inc 2,231 96
Outfront Media Inc 15,226 254
PennyMac Mortgage Investment Trust 1,758 22
Phillips Edison & Co Inc 12,181 384
Postal Realty Trust Inc 1,059 16
PotlatchDeltic Corp 769 35
Ryman Hospitality Properties Inc 32,260 2,892
Safehold Inc 1,742 48
Saul Centers Inc 1,104 40
Tanger Factory Outlet Centers Inc 10,520 206
Terreno Realty Corp 49,925 3,075
UMH Properties Inc 4,487 68
Universal Health Realty Income Trust 1,339 58
$ 19,762
Retail - 5 .88%
Arko Corp 8,737 73
Asbury Automotive Group Inc
(e)
669 129
Beacon Roofing Supply Inc
(e)
3,739 225
BJ's Restaurants Inc
(e)
163,337 5,315
Bloomin' Brands Inc 6,610 164
Boot Barn Holdings Inc
(e)
3,063 222
Brinker International Inc
(e)
4,046 162
Buckle Inc/The 2,930 98
Build-A-Bear Workshop Inc 971 23
Caleres Inc 3,547 81
Casey's General Stores Inc 76,266 17,451
Cheesecake Factory Inc/The 5,033 170
Chico's FAS Inc
(e)
9,248 47
Children's Place Inc/The
(e)
797 24
Chuy's Holdings Inc
(e)
102,990 3,592
Citi Trends Inc
(e)
65 1

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cracker Barrel Old Country Store Inc 2,296 $ 244
Dave & Buster's Entertainment Inc
(e)
4,460 158
Denny's Corp
(e)
4,089 46
Designer Brands Inc 3,817 31
Destination XL Group Inc
(e)
3,080 14
Dillard's Inc 409 122
Dine Brands Global Inc 1,346 87
Duluth Holdings Inc
(e)
684 4
EVgo Inc
(a),(e)
890 5
First Watch Restaurant Group Inc
(e)
144,997 2,331
FirstCash Holdings Inc 1,948 201
Five Below Inc
(e)
71,559 14,123
Floor & Decor Holdings Inc
(e)
4,980 495
Franchise Group Inc 2,521 74
Freshpet Inc
(e)
272,244 18,777
GMS Inc
(e)
4,344 252
Guess? Inc 3,215 61
Hibbett Inc 1,030 56
Jack in the Box Inc 84,696 7,850
Kura Sushi USA Inc
(a),(e)
459 32
Leslie's Inc
(e)
455,513 4,942
Lithia Motors Inc 30,183 6,667
MarineMax Inc
(e)
186 5
Murphy USA Inc 2,090 575
National Vision Holdings Inc
(e)
199,141 4,190
Noodles & Co
(e)
304,051 1,502
Nu Skin Enterprises Inc 2,095 83
ONE Group Hospitality Inc/The
(e)
2,414 19
OneWater Marine Inc
(a),(e)
129 3
Papa John's International Inc 2,437 182
Patrick Industries Inc 232 16
Petco Health & Wellness Co Inc
(e)
347,321 3,459
PetMed Express Inc 1,737 27
Portillo's Inc
(e)
234,939 5,079
PriceSmart Inc 1,662 122
Rite Aid Corp
(e)
2,862 6
Ruth's Hospitality Group Inc 3,254 53
Sally Beauty Holdings Inc
(e)
10,311 147
Shake Shack Inc
(e)
3,894 213
Sweetgreen Inc
(e)
9,179 73
Texas Roadhouse Inc 155,309 17,180
Warby Parker Inc
(a),(e)
8,743 92
Wingstop Inc 81,463 16,302
$ 133,677
Savings & Loans - 0 .23%
Axos Financial Inc
(e)
599 24
Greene County Bancorp Inc 714 15
Hingham Institution For Savings The 10 2
HomeTrust Bancshares Inc 267 6
Pacific Premier Bancorp Inc 231,490 5,148
$ 5,195
Semiconductors - 3 .43%
ACM Research Inc
(e)
707 7
Allegro MicroSystems Inc
(e)
58,397 2,089
Alpha & Omega Semiconductor Ltd
(e)
1,789 43
Ambarella Inc
(e)
36,315 2,251
Amkor Technology Inc 2,154 48
Arteris Inc
(e)
1,968 7
Atomera Inc
(a),(e)
2,341 18
Axcelis Technologies Inc
(e)
3,393 401
CEVA Inc
(e)
2,387 60
Diodes Inc
(e)
3,360 268
Entegris Inc 117,604 8,811
FormFactor Inc
(e)
7,994 218
Impinj Inc
(e)
2,019 178
IPG Photonics Corp
(e)
23,895 2,747
Kulicke & Soffa Industries Inc 5,788 276
Lattice Semiconductor Corp
(e)
145,628 11,607
MACOM Technology Solutions Holdings Inc
(e)
262,767 15,330
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MaxLinear Inc
(e)
7,557 $ 182
Onto Innovation Inc
(e)
123,522 10,003
Photronics Inc
(e)
4,562 66
Power Integrations Inc 111,505 8,115
Rambus Inc
(e)
42,690 1,893
Semtech Corp
(e)
6,574 128
Silicon Laboratories Inc
(e)
75,439 10,509
SiTime Corp
(e)
1,681 182
SkyWater Technology Inc
(e)
216,481 1,957
SMART Global Holdings Inc
(e)
4,983 77
Synaptics Inc
(e)
4,120 365
Ultra Clean Holdings Inc
(e)
1,613 46
Veeco Instruments Inc
(e)
4,221 78
$ 77,960
Software - 9 .67%
8x8 Inc
(e)
11,526 33
ACI Worldwide Inc
(e)
11,656 295
ACV Auctions Inc
(e)
5,907 77
Agilysys Inc
(e)
2,056 160
Alignment Healthcare Inc
(e)
411,259 2,587
Alkami Technology Inc
(e)
3,753 45
Altair Engineering Inc
(e)
191,949 13,254
American Software Inc/GA 2,397 29
Amplitude Inc
(e)
5,856 66
Apollo Medical Holdings Inc
(e)
4,042 143
Appfolio Inc
(e)
2,037 284
Appian Corp
(e)
4,157 156
Asana Inc
(e)
7,634 124
AvePoint Inc
(e)
13,490 59
Avid Technology Inc
(e)
2,263 67
AvidXchange Holdings Inc
(e)
13,513 100
Bandwidth Inc
(e)
500 6
Bentley Systems Inc 159,348 6,782
BigCommerce Holdings Inc
(e)
6,715 50
Blackbaud Inc
(e)
4,569 317
Blackline Inc
(e)
359,067 20,004
Box Inc
(e)
14,540 385
Braze Inc
(e)
269,811 7,932
Brightcove Inc
(e)
3,189 13
C3.ai Inc
(a),(e)
1,163 21
Clear Secure Inc 283,979 6,869
CommVault Systems Inc
(e)
4,625 270
Consensus Cloud Solutions Inc
(e)
926 35
CS Disco Inc
(e)
2,343 14
CSG Systems International Inc 3,228 170
Definitive Healthcare Corp
(e)
407,367 4,359
Digi International Inc
(e)
1,212 37
Digimarc Corp
(e)
1,344 23
Digital Turbine Inc
(e)
9,700 114
DigitalOcean Holdings Inc
(e)
216,804 6,839
Domo Inc
(e)
3,179 50
Donnelley Financial Solutions Inc
(e)
187 8
Duolingo Inc
(e)
2,490 339
Dynatrace Inc
(e)
314,188 13,284
Ebix Inc 631 10
eGain Corp
(e)
1,018 7
Enfusion Inc
(e)
2,720 23
EngageSmart Inc
(e)
3,652 63
Envestnet Inc
(e)
143,492 9,094
Everbridge Inc
(e)
4,143 109
EverCommerce Inc
(e)
281 3
Evolent Health Inc
(e)
8,518 310
Faraday Future Intelligent Electric Inc
(e)
29,556 5
Five9 Inc
(e)
123,510 8,008
ForgeRock Inc
(e)
3,262 65
HireRight Holdings Corp
(e)
2,133 23
IBEX Holdings Ltd
(e)
883 18
Inspired Entertainment Inc
(e)
1,487 19
Instructure Holdings Inc
(e)
252,056 6,687

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Intapp Inc
(e)
1,485 $ 60
IonQ Inc
(a),(e)
1,633 9
LivePerson Inc
(e)
7,365 34
Manhattan Associates Inc
(e)
82,775 13,714
Matterport Inc
(e)
16,785 39
MeridianLink Inc
(e)
2,402 36
MicroStrategy Inc
(a),(e)
594 195
Model N Inc
(e)
228,966 7,052
Momentive Global Inc
(e)
13,525 127
Monday.com Ltd
(e)
66,590 8,119
N-able Inc
(e)
6,233 79
NextGen Healthcare Inc
(e)
2,755 46
Nutex Health Inc
(e)
25,780 15
Outset Medical Inc
(e)
5,019 90
PagerDuty Inc
(e)
8,985 270
PDF Solutions Inc
(e)
139,974 5,046
Phreesia Inc
(e)
359,122 11,362
Planet Labs PBC
(e)
17,618 72
Playstudios Inc
(e)
4,214 18
PowerSchool Holdings Inc
(e)
1,652 35
Privia Health Group Inc
(e)
231,988 6,410
Progress Software Corp 4,461 245
PROS Holdings Inc
(e)
266,149 7,551
PubMatic Inc
(e)
4,042 55
Red Violet Inc
(e)
1,022 17
Sapiens International Corp NV 2,397 48
Schrodinger Inc/United States
(e)
5,604 165
Simulations Plus Inc 1,630 68
Smartsheet Inc
(e)
241,796 9,882
Sprout Social Inc
(e)
4,859 239
SPS Commerce Inc
(e)
107,048 15,768
Sumo Logic Inc
(e)
7,910 95
Take-Two Interactive Software Inc
(e)
48,102 5,979
Verint Systems Inc
(e)
6,108 223
Veritone Inc
(e)
3,271 16
Verra Mobility Corp
(e)
14,577 247
Viant Technology Inc
(e)
1,583 7
Vimeo Inc
(e)
14,998 49
Weave Communications Inc
(e)
3,344 15
WM Technology Inc
(e)
7,677 6
Workiva Inc
(e)
147,907 13,818
Yext Inc
(e)
11,673 103
Zeta Global Holdings Corp
(e)
11,447 111
Zuora Inc
(e)
315,854 2,461
$ 219,840
Telecommunications - 0 .75%
A10 Networks Inc 5,265 74
ADTRAN Holdings Inc 7,220 66
Anterix Inc
(e)
517 16
Calix Inc
(e)
4,699 215
Cambium Networks Corp
(e)
1,151 17
Casa Systems Inc
(e)
4,015 5
Clearfield Inc
(a),(e)
1,307 57
CommScope Holding Co Inc
(e)
21,296 105
Consolidated Communications Holdings Inc
(e)
950 4
Credo Technology Group Holding Ltd
(e)
198,356 1,609
Cyxtera Technologies Inc
(e)
4,179 1
DigitalBridge Group Inc 221,666 2,755
DZS Inc
(e)
2,203 15
Extreme Networks Inc
(e)
13,097 233
Globalstar Inc
(e)
60,219 55
Gogo Inc
(e)
425 6
Harmonic Inc
(e)
171,754 2,421
IDT Corp - Class B
(e)
1,130 38
Infinera Corp
(e)
1,283,149 8,122
Inseego Corp
(e)
2,389 1
InterDigital Inc 1,152 78
Iridium Communications Inc 13,001 825
Ondas Holdings Inc
(a),(e)
4,303 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Ooma Inc
(e)
2,396 $ 29
Viavi Solutions Inc
(e)
23,317 209
$ 16,960
Toys, Games & Hobbies - 0 .00%
Funko Inc
(e)
3,330 33
Vinco Ventures Inc
(e)
15,788 3
$ 36
Transportation - 1 .24%
Air Transport Services Group Inc
(e)
2,263 46
ArcBest Corp 816 77
CryoPort Inc
(e)
3,734 79
Daseke Inc
(e)
4,259 35
Forward Air Corp 46,826 4,940
Knight-Swift Transportation Holdings Inc 83,616 4,709
Marten Transport Ltd 4,546 92
PAM Transportation Services Inc
(e)
700 16
Radiant Logistics Inc
(e)
1,010 7
Saia Inc
(e)
60,938 18,145
Universal Logistics Holdings Inc 571 15
Werner Enterprises Inc 803 36
$ 28,197
Trucking & Leasing - 0 .00%
GATX Corp 190 22
Water - 0 .02%
American States Water Co 1,823 162
Artesian Resources Corp 563 31
California Water Service Group 1,472 82
Global Water Resources Inc 1,365 15
Middlesex Water Co 1,796 131
York Water Co/The 1,482 62
$ 483
TOTAL COMMON STOCKS $ 2,137,694
Total Investments $ 2,282,941
Other Assets and Liabilities -  (0.40)% (9,113)
TOTAL NET ASSETS - 100.00% $ 2,273,828
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $26,539 or 1.17% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $26,750 or 1.18% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 33 .19%
Technology 15 .35%
Industrial 14 .85%
Consumer, Cyclical 13 .61%
Financial 6 .19%
Energy 5 .84%
Money Market Funds 5 .40%
Communications 2 .58%
Basic Materials 2 .15%
Investment Companies 0 .99%
Utilities 0 .25%
Other Assets and Liabilities
( 0 .40 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
April 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 476,084 $ 360,663 $ 115,421
Principal Government Money Market Fund - Institutional Class 4.73% 140,977 223,235 364,212 —
$ 140,977 $ 699,319 $ 724,875 $ 115,421
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 1,399 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 342 — — —
$ 1,741 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2023 Long 21 $ 1,864 $ 1
Total $ 1
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .33 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Core S&P Small-Cap ETF 14,744 $ 1,386
Money Market Funds - 2 .21%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
2,347,855 2,348
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(c)
22,462,924 22,463
$ 24,811
TOTAL INVESTMENT COMPANIES $ 26,197
COMMON STOCKS - 98 .06 % Shares Held Value (000's)
Aerospace & Defense - 1 .65%
AAR Corp
(d)
40,577 $ 2,142
Aerojet Rocketdyne Holdings Inc
(d)
93,981 5,301
AeroVironment Inc
(d)
31,185 3,140
Barnes Group Inc 62,689 2,635
Kaman Corp 34,735 767
Moog Inc 35,598 3,208
National Presto Industries Inc 6,301 428
Triumph Group Inc
(d)
80,593 871
$ 18,492
Agriculture - 0 .58%
Andersons Inc/The 38,589 1,725
Fresh Del Monte Produce Inc 37,963 1,090
Universal Corp/VA 30,441 1,671
Vector Group Ltd 163,111 2,078
$ 6,564
Airlines - 0 .46%
Allegiant Travel Co
(d)
19,387 2,014
Hawaiian Holdings Inc
(d)
63,734 531
SkyWest Inc
(d)
62,726 1,775
Sun Country Airlines Holdings Inc
(d)
40,381 797
$ 5,117
Apparel - 1 .23%
Hanesbrands Inc 433,090 2,270
Kontoor Brands Inc 61,197 2,764
Oxford Industries Inc 18,375 1,896
Steven Madden Ltd 90,757 3,180
Urban Outfitters Inc
(d)
74,275 2,010
Wolverine World Wide Inc 97,631 1,634
$ 13,754
Automobile Manufacturers - 0 .14%
Wabash National Corp 59,104 1,517
Automobile Parts & Equipment - 1 .03%
American Axle & Manufacturing Holdings Inc
(d)
142,009 1,015
Dorman Products Inc
(d)
35,053 3,020
Gentherm Inc
(d)
41,154 2,455
Methode Electronics Inc 44,743 1,834
Standard Motor Products Inc 23,264 838
Titan International Inc
(d)
63,104 616
XPEL Inc
(d)
24,307 1,776
$ 11,554
Banks - 7 .61%
Ameris Bancorp 80,815 2,707
Atlantic Union Bankshares Corp 92,617 2,651
BancFirst Corp 21,600 1,726
Bancorp Inc/The
(d)
69,037 2,203
BankUnited Inc 93,812 2,115
Banner Corp 42,389 2,116
Central Pacific Financial Corp 33,502 532
City Holding Co 18,417 1,679
Community Bank System Inc 66,617 3,328
Customers Bancorp Inc
(d)
37,725 824
CVB Financial Corp 162,929 2,439
Dime Community Bancshares Inc 40,166 827
Eagle Bancorp Inc 38,860 975
FB Financial Corp 43,455 1,279
First BanCorp/Puerto Rico 226,497 2,661
First Bancorp/Southern Pines NC 50,475 1,554
First Commonwealth Financial Corp 127,498 1,591
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Financial Bancorp 117,571 $ 2,434
First Hawaiian Inc 157,888 3,017
Hanmi Financial Corp 37,793 611
Heritage Financial Corp/WA 43,522 766
Hilltop Holdings Inc 56,934 1,766
HomeStreet Inc 22,059 215
Hope Bancorp Inc 148,135 1,348
Independent Bank Corp 56,581 3,169
Independent Bank Group Inc 43,916 1,598
Lakeland Financial Corp 31,424 1,592
National Bank Holdings Corp 46,624 1,483
NBT Bancorp Inc 53,109 1,712
OFG Bancorp 58,986 1,508
PacWest Bancorp 145,835 1,480
Park National Corp 17,944 1,944
Pathward Financial Inc 34,168 1,522
Preferred Bank/Los Angeles CA 16,375 787
Renasant Corp 69,365 1,951
S&T Bancorp Inc 48,348 1,331
Seacoast Banking Corp of Florida 103,693 2,301
ServisFirst Bancshares Inc 60,614 3,061
Simmons First National Corp 157,497 2,632
Southside Bancshares Inc 37,154 1,179
Stellar Bancorp Inc 55,800 1,280
Tompkins Financial Corp 15,560 912
Triumph Financial Inc 28,031 1,456
TrustCo Bank Corp NY 23,584 704
Trustmark Corp 75,594 1,806
United Community Banks Inc/GA 142,487 3,548
Veritex Holdings Inc 66,980 1,153
Walker & Dunlop Inc 38,059 2,562
Westamerica BanCorp 33,364 1,352
$ 85,387
Beverages - 0 .30%
MGP Ingredients Inc 19,086 1,883
National Beverage Corp
(d)
28,933 1,438
$ 3,321
Biotechnology - 2 .53%
ANI Pharmaceuticals Inc
(d)
15,146 571
Arcus Biosciences Inc
(d)
64,629 1,154
Avid Bioservices Inc
(d)
77,243 1,394
Cara Therapeutics Inc
(d)
55,954 235
Certara Inc
(d)
130,644 3,158
Cytek Biosciences Inc
(d)
98,626 1,132
Cytokinetics Inc
(d)
117,311 4,388
Dynavax Technologies Corp
(d)
147,092 1,531
Emergent BioSolutions Inc
(d)
55,041 486
Innoviva Inc
(d)
77,859 913
iTeos Therapeutics Inc
(d)
30,431 418
Ligand Pharmaceuticals Earnout Shares
(d)
7,689 —
Ligand Pharmaceuticals Earnout Shares
(d)
7,689 —
Ligand Pharmaceuticals Inc
(d)
19,896 1,519
Myriad Genetics Inc
(d)
100,457 2,139
NeoGenomics Inc
(d)
156,574 2,289
REGENXBIO Inc
(d)
46,695 904
Vericel Corp
(d)
58,542 1,845
Vir Biotechnology Inc
(d)
94,063 2,366
Xencor Inc
(d)
74,287 1,964
$ 28,406
Building Materials - 1 .87%
AAON Inc 52,100 5,106
American Woodmark Corp
(d)
20,606 1,041
Apogee Enterprises Inc 27,538 1,172
Boise Cascade Co 48,902 3,340
Gibraltar Industries Inc
(d)
38,395 1,921
Griffon Corp 58,841 1,674
Masterbrand Inc
(d)
158,979 1,283
PGT Innovations Inc
(d)
74,379 1,909

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
SPX Technologies Inc
(d)
56,018 $ 3,567
$ 21,013
Chemicals - 3 .17%
AdvanSix Inc 34,174 1,288
American Vanguard Corp 34,471 664
Balchem Corp 39,836 5,234
Hawkins Inc 23,489 947
HB Fuller Co 66,580 4,406
Innospec Inc 30,700 3,120
Koppers Holdings Inc 25,908 850
Livent Corp
(d)
222,363 4,859
Mativ Holdings Inc 68,112 1,319
Minerals Technologies Inc 40,229 2,384
Quaker Chemical Corp 16,894 3,153
Rayonier Advanced Materials Inc
(d)
79,304 431
Rogers Corp
(d)
23,321 3,753
Stepan Co 26,178 2,414
Trinseo PLC 43,357 786
$ 35,608
Coal - 0 .48%
CONSOL Energy Inc 40,490 2,403
SunCoke Energy Inc 103,403 804
Warrior Met Coal Inc 64,035 2,214
$ 5,421
Commercial Services - 4 .67%
Aaron's Co Inc/The 38,157 509
ABM Industries Inc 81,938 3,489
Adtalem Global Education Inc
(d)
56,345 2,286
Alarm.com Holdings Inc
(d)
61,873 2,951
AMN Healthcare Services Inc
(d)
53,721 4,639
Arlo Technologies Inc
(d)
109,676 706
CoreCivic Inc
(d)
142,547 1,253
CorVel Corp
(d)
11,273 2,277
Cross Country Healthcare Inc
(d)
43,922 965
Deluxe Corp 53,474 810
EVERTEC Inc 80,830 2,804
Forrester Research Inc
(d)
13,935 431
GEO Group Inc/The
(d)
153,905 1,159
Green Dot Corp
(d)
58,001 997
Healthcare Services Group Inc 91,846 1,434
Heidrick & Struggles International Inc 24,622 618
Kelly Services Inc 42,882 704
Korn Ferry 65,344 3,138
LiveRamp Holdings Inc
(d)
80,227 1,933
Matthews International Corp 37,711 1,428
Medifast Inc 13,546 1,241
Mister Car Wash Inc
(d)
98,305 867
Monro Inc 38,921 1,902
Payoneer Global Inc
(d)
247,451 1,351
Perdoceo Education Corp
(d)
83,269 1,081
PROG Holdings Inc
(d)
62,025 1,875
Resources Connection Inc 39,611 578
Sabre Corp
(d)
407,058 1,628
Strategic Education Inc 27,587 2,428
Stride Inc
(d)
50,771 2,181
TrueBlue Inc
(d)
40,562 615
Upbound Group Inc 62,113 1,656
Viad Corp
(d)
25,625 488
$ 52,422
Computers - 0 .95%
3D Systems Corp
(d)
162,598 1,489
Corsair Gaming Inc
(d)
49,851 868
Insight Enterprises Inc
(d)
37,566 4,544
NetScout Systems Inc
(d)
83,572 2,274
OneSpan Inc
(d)
43,761 645
TTEC Holdings Inc 23,416 798
$ 10,618
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .56%
Central Garden & Pet Co
(d)
11,980 $ 441
Central Garden & Pet Co - A Shares
(d)
51,033 1,803
Quanex Building Products Corp 41,202 787
WD-40 Co 16,844 3,207
$ 6,238
Cosmetics & Personal Care - 1 .07%
Edgewell Personal Care Co 63,740 2,783
elf Beauty Inc
(d)
62,764 5,822
Inter Parfums Inc 22,128 3,359
$ 11,964
Distribution & Wholesale - 0 .77%
G-III Apparel Group Ltd
(d)
52,985 832
KAR Auction Services Inc
(d)
135,010 1,828
Resideo Technologies Inc
(d)
180,798 3,218
ScanSource Inc
(d)
31,425 860
Veritiv Corp 16,715 1,920
$ 8,658
Diversified Financial Services - 2 .34%
Avantax Inc
(d)
49,352 1,252
B Riley Financial Inc
(e)
19,843 625
Bread Financial Holdings Inc 61,801 1,706
Brightsphere Investment Group Inc 40,065 905
Encore Capital Group Inc
(d)
28,991 1,490
Enova International Inc
(d)
38,704 1,700
EZCORP Inc
(d)
65,307 562
LendingTree Inc
(d)
13,474 321
Mr Cooper Group Inc
(d)
85,910 3,978
Piper Sandler Cos 16,984 2,300
PRA Group Inc
(d)
48,320 1,753
Radian Group Inc 194,696 4,725
StoneX Group Inc
(d)
21,759 2,134
Virtus Investment Partners Inc 8,427 1,535
WisdomTree Inc 138,041 861
World Acceptance Corp
(d)
4,147 418
$ 26,265
Electric - 0 .79%
Avista Corp 91,458 4,031
Otter Tail Corp 51,609 3,713
Unitil Corp 19,879 1,105
$ 8,849
Electrical Components & Equipment - 0 .42%
Encore Wire Corp 22,738 3,555
Insteel Industries Inc 24,114 664
Powell Industries Inc 11,298 452
$ 4,671
Electronics - 2 .81%
Advanced Energy Industries Inc 46,342 4,008
Badger Meter Inc 36,282 4,801
Benchmark Electronics Inc 43,607 931
Brady Corp 57,274 2,923
Comtech Telecommunications Corp 34,432 356
CTS Corp 39,521 1,550
FARO Technologies Inc
(d)
23,282 544
Itron Inc
(d)
56,007 2,991
Knowles Corp
(d)
113,099 1,909
Mesa Laboratories Inc 6,230 1,037
OSI Systems Inc
(d)
19,429 2,195
Plexus Corp
(d)
34,341 3,004
Sanmina Corp
(d)
72,345 3,781
TTM Technologies Inc
(d)
126,702 1,496
$ 31,526
Energy - Alternate Sources - 0 .29%
FutureFuel Corp 32,010 240
Green Plains Inc
(d)
73,503 2,511
REX American Resources Corp
(d)
18,972 537
$ 3,288

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 2 .05%
Arcosa Inc 59,942 $ 4,048
Comfort Systems USA Inc 44,331 6,627
Dycom Industries Inc
(d)
36,639 3,394
Frontdoor Inc
(d)
101,025 2,764
Granite Construction Inc 54,211 2,067
MYR Group Inc
(d)
20,580 2,634
NV5 Global Inc
(d)
15,431 1,462
$ 22,996
Entertainment - 0 .60%
Cinemark Holdings Inc
(d)
132,866 2,243
Golden Entertainment Inc
(d)
27,211 1,147
Monarch Casino & Resort Inc 16,455 1,141
Six Flags Entertainment Corp
(d)
91,749 2,227
$ 6,758
Environmental Control - 0 .06%
Harsco Corp
(d)
98,524 677
Food - 2 .45%
B&G Foods Inc
(e)
88,844 1,425
Calavo Growers Inc 21,982 703
Cal-Maine Foods Inc 47,048 2,235
Chefs' Warehouse Inc/The
(d)
42,224 1,404
Hain Celestial Group Inc/The
(d)
110,847 1,988
Hostess Brands Inc
(d)
165,975 4,276
J & J Snack Foods Corp 18,593 2,848
John B Sanfilippo & Son Inc 11,105 1,154
Seneca Foods Corp - Class A
(d)
6,571 313
Simply Good Foods Co/The
(d)
104,836 3,813
SpartanNash Co 43,731 1,072
Tootsie Roll Industries Inc 22,639 925
TreeHouse Foods Inc
(d)
62,572 3,332
United Natural Foods Inc
(d)
74,173 2,023
$ 27,511
Forest Products & Paper - 0 .21%
Mercer International Inc 50,037 487
Sylvamo Corp 39,609 1,815
$ 2,302
Gas - 0 .42%
Chesapeake Utilities Corp 21,992 2,716
Northwest Natural Holding Co 43,513 2,043
$ 4,759
Hand & Machine Tools - 0 .76%
Enerpac Tool Group Corp 70,627 1,678
Franklin Electric Co Inc 48,233 4,315
Kennametal Inc 99,826 2,592
$ 8,585
Healthcare - Products - 2 .93%
AngioDynamics Inc
(d)
48,513 404
Artivion Inc
(d)
49,995 693
Avanos Medical Inc
(d)
57,642 1,703
BioLife Solutions Inc
(d)
42,413 745
CONMED Corp 37,786 4,745
Cutera Inc
(d)
22,127 504
Embecta Corp 70,919 1,968
Glaukos Corp
(d)
59,137 2,810
Inogen Inc
(d)
28,416 378
Integer Holdings Corp
(d)
41,071 3,382
LeMaitre Vascular Inc 24,002 1,296
Merit Medical Systems Inc
(d)
70,561 5,736
NuVasive Inc
(d)
64,630 2,782
OraSure Technologies Inc
(d)
90,028 612
Orthofix Medical Inc
(d)
42,377 798
Tandem Diabetes Care Inc
(d)
79,708 3,155
Varex Imaging Corp
(d)
49,712 882
Zynex Inc
(d),(e)
26,930 308
$ 32,901
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .90%
Addus HomeCare Corp
(d)
19,970 $ 1,632
Agiliti Inc
(d)
41,323 691
Community Health Systems Inc
(d)
155,310 985
Enhabit Inc
(d)
61,510 754
Ensign Group Inc/The 69,088 6,708
Fulgent Genetics Inc
(d)
24,452 723
ModivCare Inc
(d)
15,774 1,003
Pediatrix Medical Group Inc
(d)
101,562 1,455
RadNet Inc
(d)
60,444 1,672
Select Medical Holdings Corp 129,083 3,937
US Physical Therapy Inc 16,118 1,716
$ 21,276
Home Builders - 3 .00%
Cavco Industries Inc
(d)
10,022 3,009
Century Communities Inc 35,054 2,361
Green Brick Partners Inc
(d)
33,674 1,255
Installed Building Products Inc 29,076 3,613
LCI Industries 31,525 3,561
LGI Homes Inc
(d)
25,407 3,018
M/I Homes Inc
(d)
34,003 2,300
MDC Holdings Inc 71,987 2,949
Meritage Homes Corp 45,336 5,805
Tri Pointe Homes Inc
(d)
125,100 3,588
Winnebago Industries Inc 37,863 2,202
$ 33,661
Home Furnishings - 0 .73%
Ethan Allen Interiors Inc 28,282 790
iRobot Corp
(d)
33,758 1,328
MillerKnoll Inc 93,704 1,594
Sleep Number Corp
(d)
27,275 615
Sonos Inc
(d)
157,870 3,337
Xperi Inc
(d)
52,097 494
$ 8,158
Insurance - 2 .67%
Ambac Financial Group Inc
(d)
55,750 889
American Equity Investment Life Holding Co 86,056 3,317
AMERISAFE Inc 23,747 1,322
Assured Guaranty Ltd 74,328 4,004
Employers Holdings Inc 33,715 1,335
Genworth Financial Inc
(d)
614,129 3,568
HCI Group Inc 8,422 427
Horace Mann Educators Corp 50,709 1,586
James River Group Holdings Ltd 46,439 904
Mercury General Corp 32,949 1,002
NMI Holdings Inc
(d)
103,614 2,425
Palomar Holdings Inc
(d)
31,282 1,572
ProAssurance Corp 66,898 1,201
Safety Insurance Group Inc 18,270 1,335
SiriusPoint Ltd
(d)
105,308 915
Stewart Information Services Corp 33,633 1,401
Trupanion Inc
(d)
43,588 1,530
United Fire Group Inc 26,864 723
Universal Insurance Holdings Inc 34,044 525
$ 29,981
Internet - 1 .51%
Cars.com Inc
(d)
76,794 1,503
Cogent Communications Holdings Inc 52,968 3,657
ePlus Inc
(d)
33,358 1,452
HealthStream Inc 29,942 738
Liquidity Services Inc
(d)
29,748 389
Perficient Inc
(d)
42,927 2,787
QuinStreet Inc
(d)
62,700 697
Shutterstock Inc 29,758 1,994
TechTarget Inc
(d)
33,101 1,128
Yelp Inc
(d)
86,409 2,585
$ 16,930

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .90%
ATI Inc
(d)
160,436 $ 6,196
Carpenter Technology Corp 60,135 3,172
Haynes International Inc 15,642 735
$ 10,103
Leisure Products & Services - 0 .15%
Vista Outdoor Inc
(d)
70,146 1,690
Lodging - 0 .05%
Marcus Corp/The 30,245 530
Machinery - Construction & Mining - 0 .10%
Astec Industries Inc 28,155 1,162
Machinery - Diversified - 1 .59%
Alamo Group Inc 12,756 2,254
Albany International Corp 38,553 3,516
Applied Industrial Technologies Inc 47,851 6,491
CIRCOR International Inc
(d)
25,243 703
DXP Enterprises Inc/TX
(d)
19,540 492
Ichor Holdings Ltd
(d)
35,781 997
Lindsay Corp 13,645 1,648
Tennant Co 23,053 1,762
$ 17,863
Media - 0 .34%
AMC Networks Inc
(d)
34,750 615
EW Scripps Co/The
(d)
71,855 606
Gannett Co Inc
(d)
181,107 344
Scholastic Corp 36,687 1,411
Thryv Holdings Inc
(d)
38,037 854
$ 3,830
Metal Fabrication & Hardware - 0 .95%
AZZ Inc 30,861 1,164
Mueller Industries Inc 70,493 5,065
Olympic Steel Inc 11,867 553
Proto Labs Inc
(d)
33,618 967
Standex International Corp 14,807 1,818
TimkenSteel Corp
(d)
49,064 821
Tredegar Corp 31,192 293
$ 10,681
Mining - 0 .57%
Arconic Corp
(d)
125,808 3,114
Century Aluminum Co
(d)
63,415 544
Compass Minerals International Inc 42,288 1,384
Kaiser Aluminum Corp 19,762 1,299
$ 6,341
Miscellaneous Manufacturers - 2 .59%
EnPro Industries Inc 25,788 2,431
ESCO Technologies Inc 31,990 2,993
Fabrinet
(d)
45,383 4,309
Federal Signal Corp 75,171 3,862
Hillenbrand Inc 86,031 3,925
John Bean Technologies Corp 39,494 4,293
Materion Corp 25,448 2,756
Myers Industries Inc 45,245 858
Sturm Ruger & Co Inc 21,902 1,261
Trinity Industries Inc 100,914 2,417
$ 29,105
Office & Business Equipment - 0 .06%
Pitney Bowes Inc 200,609 704
Office Furnishings - 0 .17%
HNI Corp 51,279 1,332
Interface Inc 72,113 566
$ 1,898
Oil & Gas - 2 .60%
Callon Petroleum Co
(d)
63,391 2,101
Civitas Resources Inc 64,360 4,444
Comstock Resources Inc 113,526 1,305
CVR Energy Inc 36,213 954
Helmerich & Payne Inc 129,530 4,295
Nabors Industries Ltd
(d)
11,137 1,111
Northern Oil and Gas Inc 91,944 3,050
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Par Pacific Holdings Inc
(d)
68,793 $ 1,612
Patterson-UTI Energy Inc 268,787 3,008
Ranger Oil Corp 23,705 977
SM Energy Co 152,226 4,274
Talos Energy Inc
(d)
80,865 1,102
Vital Energy Inc
(d)
20,845 970
$ 29,203
Oil & Gas Services - 1 .35%
Archrock Inc 165,901 1,707
Bristow Group Inc
(d)
29,174 652
Core Laboratories NV 57,811 1,301
DMC Global Inc
(d)
23,001 436
Dril-Quip Inc
(d)
42,049 1,147
Helix Energy Solutions Group Inc
(d)
176,915 1,283
NexTier Oilfield Solutions Inc
(d)
197,843 1,598
NOW Inc
(d)
136,909 1,461
Oceaneering International Inc
(d)
124,289 2,204
Oil States International Inc
(d)
79,218 558
ProPetro Holding Corp
(d)
119,287 828
RPC Inc 103,154 762
US Silica Holdings Inc
(d)
93,855 1,225
$ 15,162
Packaging & Containers - 0 .45%
Clearwater Paper Corp
(d)
20,779 750
O-I Glass Inc
(d)
191,354 4,300
$ 5,050
Pharmaceuticals - 2 .48%
AdaptHealth Corp
(d)
95,203 1,131
Amphastar Pharmaceuticals Inc
(d)
46,733 1,672
Anika Therapeutics Inc
(d)
18,111 465
Catalyst Pharmaceuticals Inc
(d)
118,692 1,890
Coherus Biosciences Inc
(d)
80,021 579
Collegium Pharmaceutical Inc
(d)
41,618 968
Corcept Therapeutics Inc
(d)
111,381 2,509
Eagle Pharmaceuticals Inc/DE
(d)
12,908 363
Enanta Pharmaceuticals Inc
(d)
24,338 865
Harmony Biosciences Holdings Inc
(d)
36,768 1,185
Heska Corp
(d)
12,615 1,478
Ironwood Pharmaceuticals Inc
(d)
165,438 1,722
Owens & Minor Inc
(d)
94,506 1,469
Pacira BioSciences Inc
(d)
56,879 2,577
Phibro Animal Health Corp 25,214 392
Prestige Consumer Healthcare Inc
(d)
61,596 3,790
Supernus Pharmaceuticals Inc
(d)
67,015 2,470
uniQure NV
(d)
51,072 991
USANA Health Sciences Inc
(d)
13,810 917
Vanda Pharmaceuticals Inc
(d)
70,396 432
$ 27,865
Real Estate - 0 .77%
Anywhere Real Estate Inc
(d)
135,719 864
Cushman & Wakefield PLC
(d)
201,502 1,985
Douglas Elliman Inc 83,600 267
Kennedy-Wilson Holdings Inc 145,191 2,436
Marcus & Millichap Inc 30,746 968
RE/MAX Holdings Inc 22,619 437
St Joe Co/The 41,945 1,724
$ 8,681
REITs - 7 .38%
Acadia Realty Trust 117,715 1,590
Alexander & Baldwin Inc 89,876 1,728
American Assets Trust Inc 64,733 1,178
Apollo Commercial Real Estate Finance Inc 161,113 1,630
Armada Hoffler Properties Inc 83,963 984
ARMOUR Residential REIT Inc 201,955 1,030
Brandywine Realty Trust 212,690 836
CareTrust REIT Inc 123,362 2,404
Centerspace 18,680 1,053
Chatham Lodging Trust 60,506 620
Community Healthcare Trust Inc 29,167 1,044

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
DiamondRock Hospitality Co 259,555 $ 2,105
Easterly Government Properties Inc 112,580 1,584
Ellington Financial Inc 78,372 1,001
Elme Communities 108,492 1,869
Essential Properties Realty Trust Inc 176,501 4,368
Four Corners Property Trust Inc 103,993 2,653
Franklin BSP Realty Trust Inc 102,249 1,291
Getty Realty Corp 52,721 1,757
Global Net Lease Inc 128,672 1,449
Hudson Pacific Properties Inc 159,134 885
Innovative Industrial Properties Inc 34,670 2,377
Invesco Mortgage Capital Inc 44,009 467
JBG SMITH Properties 122,720 1,751
KKR Real Estate Finance Trust Inc 71,952 773
LTC Properties Inc 50,214 1,680
LXP Industrial Trust 341,804 3,213
New York Mortgage Trust Inc 114,999 1,182
NexPoint Residential Trust Inc 28,460 1,222
Office Properties Income Trust 60,207 393
Orion Office REIT Inc 70,210 431
Outfront Media Inc 181,112 3,017
Pebblebrook Hotel Trust 162,980 2,319
PennyMac Mortgage Investment Trust 110,241 1,370
Ready Capital Corp 121,929 1,308
Redwood Trust Inc 140,684 884
Retail Opportunity Investments Corp 154,391 2,012
RPT Realty 105,682 983
Safehold Inc 49,803 1,381
Saul Centers Inc 15,997 576
Service Properties Trust 205,107 1,799
SITE Centers Corp 227,407 2,806
SL Green Realty Corp 79,809 1,889
Summit Hotel Properties Inc 132,516 853
Sunstone Hotel Investors Inc 260,826 2,486
Tanger Factory Outlet Centers Inc 129,356 2,537
Two Harbors Investment Corp 119,689 1,667
Uniti Group Inc 294,049 1,006
Universal Health Realty Income Trust 15,742 685
Urban Edge Properties 145,584 2,136
Urstadt Biddle Properties Inc 35,915 618
Veris Residential Inc
(d)
98,237 1,606
Whitestone REIT 57,550 515
Xenia Hotels & Resorts Inc 141,134 1,787
$ 82,788
Retail - 7 .08%
Abercrombie & Fitch Co
(d)
60,746 1,430
Academy Sports & Outdoors Inc 96,873 6,153
American Eagle Outfitters Inc 216,059 2,893
America's Car-Mart Inc/TX
(d)
7,184 578
Asbury Automotive Group Inc
(d)
27,436 5,308
Big Lots Inc
(e)
35,899 323
BJ's Restaurants Inc
(d)
28,998 944
Bloomin' Brands Inc 108,836 2,696
Boot Barn Holdings Inc
(d)
36,960 2,678
Brinker International Inc
(d)
54,624 2,181
Buckle Inc/The 36,638 1,228
Caleres Inc 44,152 1,007
Cheesecake Factory Inc/The 59,282 1,997
Chico's FAS Inc
(d)
155,044 781
Children's Place Inc/The
(d)
15,159 449
Chuy's Holdings Inc
(d)
22,309 778
Cracker Barrel Old Country Store Inc 27,519 2,921
Dave & Buster's Entertainment Inc
(d)
52,081 1,847
Designer Brands Inc 62,368 511
Dine Brands Global Inc 19,434 1,262
El Pollo Loco Holdings Inc 24,342 227
Genesco Inc
(d)
14,851 515
GMS Inc
(d)
51,599 2,996
Group 1 Automotive Inc 18,076 4,058
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Guess? Inc 37,800 $ 713
Haverty Furniture Cos Inc 16,401 494
Hibbett Inc 15,779 857
Jack in the Box Inc 25,535 2,367
La-Z-Boy Inc 53,475 1,536
Leslie's Inc
(d)
184,420 2,001
MarineMax Inc
(d)
27,092 789
Movado Group Inc 19,472 499
National Vision Holdings Inc
(d)
97,826 2,058
Nu Skin Enterprises Inc 61,265 2,418
ODP Corp/The
(d)
49,976 2,159
Patrick Industries Inc 26,691 1,832
PC Connection Inc 14,014 564
PetMed Express Inc 26,138 402
PriceSmart Inc 31,179 2,297
Ruth's Hospitality Group Inc 37,575 607
Sally Beauty Holdings Inc
(d)
133,052 1,893
Shake Shack Inc
(d)
46,261 2,536
Shoe Carnival Inc 20,881 485
Signet Jewelers Ltd 56,327 4,145
Sonic Automotive Inc 20,694 921
World Fuel Services Corp 76,760 1,815
Zumiez Inc
(d)
19,331 338
$ 79,487
Savings & Loans - 1 .63%
Axos Financial Inc
(d)
66,199 2,692
Banc of California Inc 68,046 773
Berkshire Hills Bancorp Inc 54,993 1,170
Brookline Bancorp Inc 108,816 1,038
Capitol Federal Financial Inc 156,961 973
Northfield Bancorp Inc 51,756 539
Northwest Bancshares Inc 157,474 1,841
Pacific Premier Bancorp Inc 117,796 2,620
Provident Financial Services Inc 93,317 1,631
Washington Federal Inc 81,092 2,274
WSFS Financial Corp 76,380 2,686
$ 18,237
Semiconductors - 3 .39%
Alpha & Omega Semiconductor Ltd
(d)
27,745 663
Axcelis Technologies Inc
(d)
40,630 4,807
CEVA Inc
(d)
28,746 722
Cohu Inc
(d)
59,046 1,998
Diodes Inc
(d)
56,388 4,494
FormFactor Inc
(d)
95,487 2,608
Kulicke & Soffa Industries Inc 70,275 3,349
MaxLinear Inc
(d)
89,811 2,167
Onto Innovation Inc
(d)
61,385 4,971
Photronics Inc
(d)
76,536 1,107
Rambus Inc
(d)
133,242 5,908
Semtech Corp
(d)
79,139 1,542
SMART Global Holdings Inc
(d)
60,998 941
Ultra Clean Holdings Inc
(d)
56,403 1,610
Veeco Instruments Inc
(d)
63,751 1,174
$ 38,061
Software - 3 .32%
8x8 Inc
(d)
140,142 402
Adeia Inc 130,239 995
Agilysys Inc
(d)
24,687 1,927
Apollo Medical Holdings Inc
(d)
48,753 1,730
Avid Technology Inc
(d)
41,163 1,215
Cerence Inc
(d)
49,867 1,274
Computer Programs and Systems Inc
(d)
17,638 456
Consensus Cloud Solutions Inc
(d)
21,876 817
CSG Systems International Inc 37,287 1,964
Digi International Inc
(d)
44,311 1,336
Digital Turbine Inc
(d)
111,905 1,313
Donnelley Financial Solutions Inc
(d)
31,028 1,342
DoubleVerify Holdings Inc
(d)
108,280 3,186
Ebix Inc 29,117 473

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
LivePerson Inc
(d)
86,846 $ 402
N-able Inc
(d)
82,750 1,055
NextGen Healthcare Inc
(d)
66,296 1,110
PDF Solutions Inc
(d)
36,612 1,320
Progress Software Corp 53,734 2,949
Simulations Plus Inc 19,911 831
SPS Commerce Inc
(d)
44,680 6,581
Veradigm Inc
(d)
135,446 1,692
Verra Mobility Corp
(d)
172,791 2,929
$ 37,299
Telecommunications - 2 .06%
A10 Networks Inc 79,528 1,125
ADTRAN Holdings Inc 87,604 799
ATN International Inc 13,287 481
Clearfield Inc
(d)
15,659 684
Consolidated Communications Holdings Inc
(d)
91,555 354
Extreme Networks Inc
(d)
160,143 2,847
Gogo Inc
(d)
80,465 1,079
Harmonic Inc
(d)
136,202 1,919
InterDigital Inc 33,376 2,261
Lumen Technologies Inc 1,142,292 2,707
NETGEAR Inc
(d)
35,826 506
Shenandoah Telecommunications Co 62,106 1,292
Telephone and Data Systems Inc 123,732 1,237
Viasat Inc
(d)
94,677 3,317
Viavi Solutions Inc
(d)
278,650 2,497
$ 23,105
Textiles - 0 .27%
UniFirst Corp/MA 18,717 3,064
Transportation - 1 .63%
ArcBest Corp 30,035 2,835
Dorian LPG Ltd 39,517 878
Forward Air Corp 32,963 3,478
Heartland Express Inc 57,770 837
Hub Group Inc
(d)
40,480 3,052
Marten Transport Ltd 71,396 1,442
Matson Inc 46,836 3,186
RXO Inc
(d)
144,297 2,610
$ 18,318
Trucking & Leasing - 0 .10%
Greenbrier Cos Inc/The 40,641 1,075
Water - 1 .07%
American States Water Co 45,818 4,066
California Water Service Group 67,964 3,812
Middlesex Water Co 21,867 1,596
SJW Group 33,075 2,511
$ 11,985
TOTAL COMMON STOCKS $ 1,100,435
Total Investments $ 1,126,632
Other Assets and Liabilities -  (0.39)% (4,399)
TOTAL NET ASSETS - 100.00% $ 1,122,233
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,348 or
0.21% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,323 or 0.21% of net assets.
Portfolio Summary
Sector Percent
Financial 22 .40%
Consumer, Non-cyclical 19 .47%
Industrial 17 .03%
Consumer, Cyclical 15 .68%
Technology 7 .72%
Basic Materials 4 .85%
Energy 4 .72%
Communications 3 .91%
Utilities 2 .28%
Money Market Funds 2 .21%
Investment Companies 0 .12%
Other Assets and Liabilities
( 0 .39 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 182,153 $ 159,690 $ 22,463
Principal Government Money Market Fund - Institutional Class 4.73% 28,521 24,793 53,314 —
$ 28,521 $ 206,946 $ 213,004 $ 22,463
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 387 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 77 — — —
$ 464 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2023 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2023 Long 244 $ 21,653 $ (86)
Total $ (86)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .22 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .71%
iShares Russell 2000 Value ETF 59,520 $ 7,949
Money Market Funds - 5 .51%
BlackRock Liquidity FedFund - Institutional
Class 4.74%
(a),(b)
1,826,915 1,827
Principal Government Money Market Fund -
Class R-6 4.78%
(a),(b),(c)
60,371,044 60,371
$ 62,198
TOTAL INVESTMENT COMPANIES $ 70,147
COMMON STOCKS - 94 .58 % Shares Held Value (000's)
Advertising - 0 .14%
Advantage Solutions Inc
(d)
9,442 $ 12
Boston Omaha Corp
(d)
2,399 49
Clear Channel Outdoor Holdings Inc
(d)
42,726 54
Entravision Communications Corp 1,738 11
Quotient Technology Inc
(d)
9,044 25
Stagwell Inc
(d)
222,284 1,383
$ 1,534
Aerospace & Defense - 0 .64%
AAR Corp
(d)
3,825 202
Aerojet Rocketdyne Holdings Inc
(d)
2,286 129
AerSale Corp
(d)
79,565 1,287
Archer Aviation Inc
(d)
16,728 33
Astra Space Inc
(d)
16,271 7
Astronics Corp
(d)
2,968 44
Barnes Group Inc 36,269 1,524
Ducommun Inc
(d)
1,290 65
Joby Aviation Inc
(d),(e)
2,439 11
Kaman Corp 3,249 72
Kratos Defense & Security Solutions Inc
(d)
14,289 184
Momentus Inc
(d)
3,388 1
Moog Inc 20,165 1,817
National Presto Industries Inc 25,933 1,764
Redwire Corp
(d)
1,546 5
Triumph Group Inc
(d)
7,412 80
$ 7,225
Agriculture - 0 .20%
Alico Inc 796 19
Andersons Inc/The 38,213 1,708
AppHarvest Inc
(d)
11,017 5
Benson Hill Inc
(d)
8,736 9
Fresh Del Monte Produce Inc 3,537 102
Tejon Ranch Co
(d)
2,359 41
Universal Corp/VA 2,803 154
Vector Group Ltd 14,248 181
$ 2,219
Airlines - 0 .05%
Allegiant Travel Co
(d)
1,032 107
Hawaiian Holdings Inc
(d),(e)
5,862 49
SkyWest Inc
(d)
5,778 163
Spirit Airlines Inc 12,608 216
Wheels Up Experience Inc
(d)
17,172 8
$ 543
Apparel - 1 .32%
Capri Holdings Ltd
(d)
160,755 6,671
Carter's Inc 6,300 440
Ermenegildo Zegna NV 5,367 69
Fossil Group Inc
(d)
5,490 18
Kontoor Brands Inc 12,100 547
Lakeland Industries Inc 51,500 621
Oxford Industries Inc 530 55
PLBY Group Inc
(d),(e)
4,789 8
Rocky Brands Inc 770 22
Steven Madden Ltd 38,100 1,335
Superior Group of Cos Inc 1,260 10
Torrid Holdings Inc
(d)
560 2
Urban Outfitters Inc
(d)
31,990 866
Weyco Group Inc 681 18
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel (continued)
Wolverine World Wide Inc 251,265 $ 4,206
$ 14,888
Automobile Manufacturers - 0 .25%
Blue Bird Corp
(d)
51,900 970
Cenntro Electric Group Ltd
(d)
21,179 8
Hyliion Holdings Corp
(d)
15,839 22
Lordstown Motors Corp
(d),(e)
19,735 10
Nikola Corp
(d),(e)
2,459 2
Proterra Inc
(d)
13,357 16
REV Group Inc 3,803 41
TuSimple Holdings Inc
(d)
15,778 19
Wabash National Corp 65,612 1,684
Workhorse Group Inc
(d),(e)
1,099 1
$ 2,773
Automobile Parts & Equipment - 0 .65%
Adient PLC
(d)
59,357 2,193
Aeva Technologies Inc
(d)
9,406 9
Allison Transmission Holdings Inc 45,700 2,230
American Axle & Manufacturing Holdings Inc
(d)
12,366 88
Cepton Inc
(d)
809 —
Dana Inc 14,927 221
Goodyear Tire & Rubber Co/The
(d)
113,035 1,206
Methode Electronics Inc 4,098 168
Microvast Holdings Inc
(d)
7,438 8
Miller Industries Inc/TN 33,018 1,077
Motorcar Parts of America Inc
(d)
2,025 10
Solid Power Inc
(d)
9,253 21
Standard Motor Products Inc 2,341 84
$ 7,315
Banks - 8 .07%
1st Source Corp 20,110 838
ACNB Corp 18,165 551
Alerus Financial Corp 1,760 25
Amalgamated Financial Corp 2,049 33
American National Bankshares Inc 1,186 34
Ameris Bancorp 32,559 1,091
Arrow Financial Corp 1,607 35
Associated Banc-Corp 104,953 1,872
Atlantic Union Bankshares Corp 8,665 248
BancFirst Corp 914 73
Bancorp Inc/The
(d)
2,569 82
Bank First Corp
(e)
902 62
Bank of Marin Bancorp 20,578 362
Bank of NT Butterfield & Son Ltd/The 5,411 139
BankUnited Inc 90,586 2,043
Bankwell Financial Group Inc 632 15
Banner Corp 3,961 198
Bar Harbor Bankshares 1,680 42
BayCom Corp 26,777 446
BCB Bancorp Inc 32,513 383
Blue Foundry Bancorp
(d)
2,842 27
Blue Ridge Bankshares Inc 2,062 20
Bridgewater Bancshares Inc
(d)
35,230 350
Business First Bancshares Inc 2,732 42
Byline Bancorp Inc 2,850 55
Cadence Bank 106,497 2,153
Cambridge Bancorp 780 40
Camden National Corp 22,963 734
Capital Bancorp Inc 1,033 17
Capital City Bank Group Inc 1,542 47
Capstar Financial Holdings Inc 2,306 31
Carter Bankshares Inc
(d)
2,751 35
Cathay General Bancorp 60,981 1,943
Central Pacific Financial Corp 78,561 1,248
Central Valley Community Bancorp 30,000 438
Citizens & Northern Corp 1,711 33
City Holding Co 1,710 156
Civista Bancshares Inc 29,787 472
CNB Financial Corp/PA 23,740 445

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Colony Bankcorp Inc 1,873 $ 19
Columbia Banking System Inc 85,000 1,816
Community Bank System Inc 6,181 309
Community Financial Corp/The 6,600 201
Community Trust Bancorp Inc 24,352 877
ConnectOne Bancorp Inc 101,399 1,600
CrossFirst Bankshares Inc
(d)
47,867 480
Customers Bancorp Inc
(d)
104,737 2,287
CVB Financial Corp 15,417 231
Dime Community Bancshares Inc 3,780 78
Eagle Bancorp Inc 57,185 1,435
Eastern Bankshares Inc 14,128 165
Enterprise Bancorp Inc/MA 1,068 31
Enterprise Financial Services Corp 25,487 1,090
Equity Bancshares Inc 1,728 41
Esquire Financial Holdings Inc 122 5
Farmers & Merchants Bancorp Inc/Archbold OH 1,010 23
Farmers National Banc Corp 4,045 47
FB Financial Corp 32,723 963
Financial Institutions Inc 19,936 349
First Bancorp Inc/The 1,134 28
First BanCorp/Puerto Rico 174,908 2,055
First Bancorp/Southern Pines NC 4,441 137
First Bancshares Inc/The 2,863 72
First Bank/Hamilton NJ 1,775 17
First Busey Corp 74,275 1,351
First Business Financial Services Inc 15,975 459
First Commonwealth Financial Corp 11,761 147
First Community Bankshares Inc 1,812 42
First Financial Bancorp 10,781 223
First Financial Corp/IN 25,670 887
First Foundation Inc 5,921 37
First Guaranty Bancshares Inc 586 8
First Hawaiian Inc 86,707 1,657
First Internet Bancorp 49,663 731
First Interstate BancSystem Inc 10,337 265
First Merchants Corp 30,520 890
First Mid Bancshares Inc 14,864 392
First of Long Island Corp/The 41,900 490
Five Star Bancorp 937 20
FNB Corp/PA 115,000 1,320
Fulton Financial Corp 18,756 224
FVCBankcorp Inc
(d)
1,620 16
German American Bancorp Inc 3,211 93
Glacier Bancorp Inc 11,186 372
Great Southern Bancorp Inc 16,588 844
Guaranty Bancshares Inc/TX 950 23
Hancock Whitney Corp 9,972 364
Hanmi Financial Corp 94,733 1,531
HarborOne Bancorp Inc 5,067 54
HBT Financial Inc 1,405 25
Heartland Financial USA Inc 4,758 155
Heritage Commerce Corp 6,800 58
Heritage Financial Corp/WA 4,007 71
Hilltop Holdings Inc 74,674 2,316
Home BancShares Inc/AR 21,734 473
HomeStreet Inc 96,182 939
Hope Bancorp Inc 188,614 1,716
Horizon Bancorp Inc/IN 80,468 847
Independent Bank Corp 5,304 297
Independent Bank Corp/MI 67,582 1,205
Independent Bank Group Inc 4,146 151
International Bancshares Corp 6,205 265
Investar Holding Corp 23,600 317
John Marshall Bancorp Inc 1,343 24
Kearny Financial Corp/MD 119,381 930
Lakeland Bancorp Inc 101,900 1,461
Lakeland Financial Corp 220 11
Live Oak Bancshares Inc 54,304 1,279
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Luther Burbank Corp 38,037 $ 344
Macatawa Bank Corp 55,445 519
Mercantile Bank Corp 29,590 830
Merchants Bancorp/IN 18,086 419
Metrocity Bankshares Inc 1,637 27
Metropolitan Bank Holding Corp
(d)
1,086 35
Mid Penn Bancorp Inc 1,628 37
Midland States Bancorp Inc 45,621 912
MidWestOne Financial Group Inc 24,300 503
MVB Financial Corp 1,225 22
National Bank Holdings Corp 3,149 100
National Bankshares Inc 10,000 302
NBT Bancorp Inc 4,843 156
Nicolet Bankshares Inc
(d)
1,271 73
Northeast Bank 14,447 533
Northeast Community Bancorp Inc 39,300 514
Northrim BanCorp Inc 13,234 457
OFG Bancorp 5,394 138
Old National Bancorp/IN 110,269 1,479
Old Second Bancorp Inc 4,907 60
Origin Bancorp Inc 2,608 77
Orrstown Financial Services Inc 1,193 23
PacWest Bancorp 86,700 880
Park National Corp 1,667 181
Parke Bancorp Inc 27,832 478
Pathward Financial Inc 2,290 102
PCB Bancorp 32,856 454
Peapack-Gladstone Financial Corp 1,989 53
Peoples Bancorp Inc/OH 3,482 91
Peoples Financial Services Corp 796 32
Pioneer Bancorp Inc/NY
(d)
1,240 11
Popular Inc 36,800 2,208
Preferred Bank/Los Angeles CA 31,846 1,531
Premier Financial Corp 73,003 1,212
Primis Financial Corp 39,152 347
Provident Bancorp Inc 1,538 11
QCR Holdings Inc 1,839 76
RBB Bancorp 24,233 301
Red River Bancshares Inc 515 24
Renasant Corp 6,336 178
Republic Bancorp Inc/KY 14,795 581
Republic First Bancorp Inc
(d)
6,575 8
S&T Bancorp Inc 4,525 125
Sandy Spring Bancorp Inc 74,459 1,674
Seacoast Banking Corp of Florida 8,347 185
Shore Bancshares Inc 2,066 27
Sierra Bancorp 22,497 369
Simmons First National Corp 116,763 1,951
SmartFinancial Inc 1,762 38
South Plains Financial Inc 1,158 24
Southern First Bancshares Inc
(d)
14,532 400
Southside Bancshares Inc 3,458 110
SouthState Corp 8,674 598
Stellar Bancorp Inc 5,252 121
Sterling Bancorp Inc/MI
(d)
1,849 10
Stock Yards Bancorp Inc 511 25
Summit Financial Group Inc 1,305 25
Texas Capital Bancshares Inc
(d)
41,799 2,100
Third Coast Bancshares Inc
(d)
1,435 20
Tompkins Financial Corp 1,614 95
Towne Bank/Portsmouth VA 41,293 978
TriCo Bancshares 3,617 130
Triumph Financial Inc 1,667 87
TrustCo Bank Corp NY 39,712 1,185
Trustmark Corp 7,089 169
UMB Financial Corp 5,098 324
United Bankshares Inc/WV 53,323 1,766
United Community Banks Inc/GA 70,280 1,750
Unity Bancorp Inc 822 19

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Univest Financial Corp 43,041 $ 866
USCB Financial Holdings Inc
(d)
1,151 11
Valley National Bancorp 49,791 467
Veritex Holdings Inc 5,211 90
Walker & Dunlop Inc 1,091 73
Washington Trust Bancorp Inc 28,788 809
WesBanco Inc 6,632 177
West BanCorp Inc 1,537 27
Westamerica BanCorp 2,268 92
William Penn Bancorp 21,000 218
Wintrust Financial Corp 20,100 1,374
$ 91,022
Beverages - 0 .02%
Primo Water Corp 18,217 277
Vintage Wine Estates Inc
(d)
2,125 3
$ 280
Biotechnology - 1 .09%
2seventy bio Inc
(d)
4,229 40
4D Molecular Therapeutics Inc
(d)
3,477 63
Absci Corp
(d)
5,176 7
Achillion Pharamceuticals Inc
(d),(f)
8,433 4
Acrivon Therapeutics Inc
(d)
532 7
Adicet Bio Inc
(d),(e)
3,464 20
ADMA Biologics Inc
(d)
13,437 45
Aerovate Therapeutics Inc
(d)
1,054 22
Affimed NV
(d)
809 1
Akero Therapeutics Inc
(d)
3,761 168
Allogene Therapeutics Inc
(d),(e)
9,221 50
Allovir Inc
(d)
3,311 11
Alpha Teknova Inc
(d)
596 1
Alpine Immune Sciences Inc
(d)
1,401 10
ALX Oncology Holdings Inc
(d)
2,288 14
AN2 Therapeutics Inc
(d)
1,000 8
AnaptysBio Inc
(d)
2,352 49
ANI Pharmaceuticals Inc
(d)
1,483 56
Arbutus Biopharma Corp
(d)
6,005 15
Arcellx Inc
(d)
3,428 146
Arcturus Therapeutics Holdings Inc
(d)
184 5
Arcus Biosciences Inc
(d)
5,944 106
Atara Biotherapeutics Inc
(d)
9,919 27
Atea Pharmaceuticals Inc
(d)
8,609 28
Athira Pharma Inc
(d)
3,621 10
Avidity Biosciences Inc
(d)
7,551 94
BioCryst Pharmaceuticals Inc
(d)
6,656 51
Biohaven Ltd
(d)
2,779 36
Bluebird Bio Inc
(d)
11,918 52
Bridgebio Pharma Inc
(d)
4,646 67
C4 Therapeutics Inc
(d)
4,686 14
Cara Therapeutics Inc
(d)
5,187 22
Caribou Biosciences Inc
(d)
6,332 27
Celldex Therapeutics Inc
(d)
4,184 132
Century Therapeutics Inc
(d),(e)
2,148 7
Chinook Therapeutics Inc
(d)
5,867 117
Cogent Biosciences Inc
(d)
7,407 80
Crinetics Pharmaceuticals Inc
(d)
5,246 102
CTI BioPharma Corp
(d)
9,096 44
Cullinan Oncology Inc
(d)
3,038 30
Cytokinetics Inc
(d)
899 34
Day One Biopharmaceuticals Inc
(d)
3,210 40
Deciphera Pharmaceuticals Inc
(d)
4,271 61
Design Therapeutics Inc
(d),(e)
4,024 26
DICE Therapeutics Inc
(d)
4,100 133
Dyne Therapeutics Inc
(d)
3,582 37
Edgewise Therapeutics Inc
(d)
4,256 37
Editas Medicine Inc
(d)
7,993 65
Eiger BioPharmaceuticals Inc
(d)
407 —
Emergent BioSolutions Inc
(d)
174,629 1,541
Enochian Biosciences Inc
(d)
1,873 2
EQRx Inc
(d)
22,805 38
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Erasca Inc
(d)
8,355 $ 23
EyePoint Pharmaceuticals Inc
(d),(e)
1,346 8
FibroGen Inc
(d)
1,175 20
Generation Bio Co
(d)
5,640 28
Geron Corp
(d)
15,269 38
HilleVax Inc
(d)
1,617 23
Icosavax Inc
(d),(e)
2,554 14
Ideaya Biosciences Inc
(d)
5,126 94
IGM Biosciences Inc
(d),(e)
261 3
ImmunityBio Inc
(d),(e)
1,780 5
ImmunoGen Inc
(d)
12,566 68
Immunovant Inc
(d)
5,146 83
Inovio Pharmaceuticals Inc
(d),(e)
28,476 22
Instil Bio Inc
(d)
6,630 4
Intellia Therapeutics Inc
(d)
3,292 124
Invivyd Inc
(d)
5,813 6
Iovance Biotherapeutics Inc
(d)
17,433 98
iTeos Therapeutics Inc
(d)
2,665 37
Janux Therapeutics Inc
(d),(e)
1,993 30
Keros Therapeutics Inc
(d)
113 5
Kezar Life Sciences Inc
(d)
5,862 14
Kiniksa Pharmaceuticals Ltd
(d)
151 2
Kinnate Biopharma Inc
(d)
3,558 9
Kodiak Sciences Inc
(d)
3,809 17
Kronos Bio Inc
(d)
3,864 6
Krystal Biotech Inc
(d)
1,652 139
Kymera Therapeutics Inc
(d)
4,379 138
Lexicon Pharmaceuticals Inc
(d)
5,560 13
Ligand Pharmaceuticals Earnout Shares
(d)
476 —
Ligand Pharmaceuticals Earnout Shares
(d)
476 —
Ligand Pharmaceuticals Inc
(d)
1,542 118
Liquidia Corp
(d)
1,868 13
MacroGenics Inc
(d)
6,977 48
Maravai LifeSciences Holdings Inc
(d)
283,100 3,904
MeiraGTx Holdings plc
(d)
3,479 19
Mersana Therapeutics Inc
(d)
10,706 47
Mineralys Therapeutics Inc
(d)
743 10
Monte Rosa Therapeutics Inc
(d)
3,536 16
Myriad Genetics Inc
(d)
9,199 196
Nektar Therapeutics
(d)
18,902 14
NeoGenomics Inc
(d)
14,552 213
NGM Biopharmaceuticals Inc
(d)
1,504 7
Nkarta Inc
(d)
3,833 19
Nurix Therapeutics Inc
(d)
5,371 52
Nuvalent Inc
(d)
2,336 83
Nuvation Bio Inc
(d)
13,487 22
Organogenesis Holdings Inc
(d)
147,100 302
Pardes Biosciences Inc
(d)
4,050 8
PepGen Inc
(d)
1,389 21
PhenomeX Inc
(d),(e)
7,391 9
Point Biopharma Global Inc
(d)
568 4
Praxis Precision Medicines Inc
(d)
3,857 4
Precigen Inc
(d)
1,550 2
Prime Medicine Inc
(d),(e)
569 8
PTC Therapeutics Inc
(d)
1,992 110
Rallybio Corp
(d)
330 2
RAPT Therapeutics Inc
(d)
1,055 19
Recursion Pharmaceuticals Inc
(d)
14,348 68
REGENXBIO Inc
(d)
4,651 90
Relay Therapeutics Inc
(d)
9,047 103
Replimune Group Inc
(d)
5,400 90
REVOLUTION Medicines Inc
(d)
8,621 202
Rocket Pharmaceuticals Inc
(d)
6,460 116
Sage Therapeutics Inc
(d)
6,030 295
Sana Biotechnology Inc
(d),(e)
10,040 53
Sangamo Therapeutics Inc
(d)
14,157 21
Scilex Holding Co
(d)
3,201 23
Seer Inc
(d)
5,972 20
Singular Genomics Systems Inc
(d),(e)
6,012 6

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
SpringWorks Therapeutics Inc
(d)
3,360 $ 79
Stoke Therapeutics Inc
(d)
2,606 23
Sutro Biopharma Inc
(d)
6,055 26
Syndax Pharmaceuticals Inc
(d)
5,327 109
Talaris Therapeutics Inc
(d)
2,185 6
Tango Therapeutics Inc
(d)
5,533 19
Tarsus Pharmaceuticals Inc
(d)
2,133 32
Tenaya Therapeutics Inc
(d)
4,610 24
Theravance Biopharma Inc
(d)
854 9
Theseus Pharmaceuticals Inc
(d)
2,002 20
Third Harmonic Bio Inc
(d)
576 3
Travere Therapeutics Inc
(d)
606 13
Twist Bioscience Corp
(d)
1,941 24
Tyra Biosciences Inc
(d)
1,479 21
Vaxart Inc
(d),(e)
10,566 9
VBI Vaccines Inc
(d)
691 2
Vera Therapeutics Inc
(d)
124 1
Veracyte Inc
(d)
8,288 188
Verve Therapeutics Inc
(d)
4,590 73
Vir Biotechnology Inc
(d)
8,389 211
Viridian Therapeutics Inc
(d)
1,204 34
VistaGen Therapeutics Inc
(d)
3,687 —
Xencor Inc
(d)
6,643 176
Zentalis Pharmaceuticals Inc
(d)
282 6
$ 12,338
Building Materials - 0 .73%
American Woodmark Corp
(d)
1,815 92
Boise Cascade Co 24,020 1,640
Caesarstone Ltd 2,413 11
Gibraltar Industries Inc
(d)
3,604 180
Griffon Corp 2,487 71
JELD-WEN Holding Inc
(d)
160,784 2,055
Louisiana-Pacific Corp 31,200 1,864
Modine Manufacturing Co
(d)
5,760 120
PGT Innovations Inc
(d)
38,300 983
SPX Technologies Inc
(d)
5,069 323
Summit Materials Inc
(d)
13,749 377
UFP Industries Inc 6,367 500
View Inc
(d)
14,489 5
$ 8,221
Chemicals - 3 .51%
AdvanSix Inc 38,946 1,467
American Vanguard Corp 357 7
Amyris Inc
(d)
21,473 18
Avient Corp 2,799 108
Cabot Corp 18,000 1,292
Chemours Co/The 290,180 8,435
Danimer Scientific Inc
(d),(e)
10,538 33
Ecovyst Inc
(d)
230,476 2,616
Element Solutions Inc 939,420 17,050
Hawkins Inc 11,377 459
HB Fuller Co 859 57
Ingevity Corp
(d)
7,400 531
Innospec Inc 430 44
Intrepid Potash Inc
(d)
1,269 33
Koppers Holdings Inc 2,359 77
Mativ Holdings Inc 150,643 2,918
Minerals Technologies Inc 23,756 1,408
NewMarket Corp 1,600 639
Origin Materials Inc
(d),(e)
4,700 19
Perimeter Solutions SA
(d)
13,574 102
Quaker Chemical Corp 530 99
Rayonier Advanced Materials Inc
(d)
6,974 38
Sensient Technologies Corp 262 19
Stepan Co 2,234 206
Terawulf Inc
(d)
4,875 9
Trinseo PLC 95,953 1,738
Tronox Holdings PLC 13,530 185
Unifi Inc
(d)
1,528 13
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Valhi Inc 229 $ 4
$ 39,624
Coal - 0 .05%
CONSOL Energy Inc 216 13
NACCO Industries Inc 453 16
Peabody Energy Corp 13,614 327
SunCoke Energy Inc 9,640 75
Warrior Met Coal Inc 5,331 184
$ 615
Commercial Services - 4 .42%
2U Inc
(d)
8,873 49
Aaron's Co Inc/The 128,128 1,711
ABM Industries Inc 32,675 1,392
Adtalem Global Education Inc
(d)
5,198 211
Alight Inc
(d)
44,491 412
Alta Equipment Group Inc 1,973 28
American Public Education Inc
(d)
2,195 13
AMN Healthcare Services Inc
(d)
5,805 501
API Group Corp
(d)
23,916 544
ASGN Inc
(d)
128,555 9,203
Bakkt Holdings Inc
(d),(e)
6,815 9
Barrett Business Services Inc 62 5
BGSF Inc 30,900 298
Bird Global Inc
(d)
16,242 2
BrightView Holdings Inc
(d)
4,756 26
Brink's Co/The 28,400 1,785
Cass Information Systems Inc 33,513 1,226
Cipher Mining Inc
(d),(e)
4,328 10
CompoSecure Inc
(d)
101 1
CoreCivic Inc
(d)
13,200 116
Cross Country Healthcare Inc
(d)
3,592 79
Custom Truck One Source Inc
(d)
4,825 30
Deluxe Corp 5,012 76
Distribution Solutions Group Inc
(d)
58 3
Emerald Holding Inc
(d)
152,300 565
Ennis Inc 2,948 57
Euronet Worldwide Inc
(d)
20,100 2,226
European Wax Center Inc
(d)
175 3
First Advantage Corp
(d)
6,272 81
GEO Group Inc/The
(d)
13,695 103
Graham Holdings Co 1,226 705
Green Dot Corp
(d)
4,863 84
Greenidge Generation Holdings Inc
(d)
1,349 1
Hackett Group Inc/The 258 5
Healthcare Services Group Inc 100,764 1,573
Heidrick & Struggles International Inc 66,668 1,674
Honest Co Inc/The
(d)
7,514 12
Huron Consulting Group Inc
(d)
924 78
ICF International Inc 643 73
Information Services Group Inc 2,045 10
John Wiley & Sons Inc 278 11
Kelly Services Inc 84,448 1,386
Kforce Inc 152,625 9,027
Korn Ferry 38,265 1,837
Laureate Education Inc 15,546 193
Lifecore Biomedical Inc
(d)
2,861 12
LiveRamp Holdings Inc
(d)
7,368 178
ManpowerGroup Inc 14,500 1,098
Marathon Digital Holdings Inc
(d),(e)
13,536 136
MarketWise Inc 1,268 2
Matthews International Corp 3,464 131
Medifast Inc 11,200 1,026
MoneyGram International Inc
(d)
10,847 110
Moneylion Inc
(d)
484 5
Monro Inc 3,619 177
Multiplan Corp
(d)
43,287 42
Paysafe Ltd
(d)
3,204 46
Perdoceo Education Corp
(d)
7,782 101
PFSweb Inc 1,802 7

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PROG Holdings Inc
(d)
4,875 $ 147
Quad/Graphics Inc
(d)
3,705 13
Repay Holdings Corp
(d)
10,136 64
Resources Connection Inc 98,345 1,435
Riot Platforms Inc
(d),(e)
18,330 219
Sabre Corp
(d)
29,968 120
Spire Global Inc
(d)
13,320 9
Sterling Check Corp
(d)
155 2
StoneCo Ltd
(d)
15,383 190
Strategic Education Inc 2,632 232
Textainer Group Holdings Ltd 4,344 152
Triton International Ltd 6,744 558
TrueBlue Inc
(d)
107,428 1,627
Upbound Group Inc 82,600 2,202
V2X Inc
(d)
51,886 2,241
Viad Corp
(d)
2,303 44
Willdan Group Inc
(d)
1,239 18
WW International Inc
(d)
6,356 53
$ 49,831
Computers - 4 .62%
3D Systems Corp
(d)
14,652 134
Cantaloupe Inc
(d)
2,439 13
Conduent Inc
(d)
19,627 69
Corsair Gaming Inc
(d)
2,067 36
Desktop Metal Inc
(d),(e)
30,986 68
Diebold Nixdorf Inc
(d)
1,697 1
ExlService Holdings Inc
(d)
55,755 9,946
Insight Enterprises Inc
(d)
165,404 20,005
Integral Ad Science Holding Corp
(d)
2,993 47
Markforged Holding Corp
(d)
10,501 10
Maximus Inc 18,601 1,556
Mitek Systems Inc
(d)
284 3
NCR Corp
(d)
58,600 1,306
NetScout Systems Inc
(d)
7,849 214
OneSpan Inc
(d)
2,968 44
PAR Technology Corp
(d)
1,926 59
Parsons Corp
(d)
3,899 170
Rigetti Computing Inc
(d)
7,718 4
SecureWorks Corp
(d)
1,160 11
Super Micro Computer Inc
(d)
21,800 2,298
Telos Corp
(d)
250,500 426
TTEC Holdings Inc 26,900 916
Unisys Corp
(d)
1,824 6
Vuzix Corp
(d),(e)
720 3
WNS Holdings Ltd ADR
(d)
164,380 14,822
$ 52,167
Consumer Products - 0 .20%
ACCO Brands Corp 258,147 1,183
Central Garden & Pet Co
(d)
22,944 845
Central Garden & Pet Co - A Shares
(d)
2,993 106
Leafly Holdings Inc
(d)
719 —
Quanex Building Products Corp 3,836 73
$ 2,207
Cosmetics & Personal Care - 0 .34%
Beauty Health Co/The
(d)
1,015 12
Coty Inc
(d)
295,980 3,513
Edgewell Personal Care Co 5,965 260
$ 3,785
Distribution & Wholesale - 2 .70%
A-Mark Precious Metals Inc 2,133 76
Core & Main Inc
(d)
349,445 9,107
G-III Apparel Group Ltd
(d)
116,178 1,824
Global Industrial Co 15,642 417
KAR Auction Services Inc
(d)
12,494 169
Resideo Technologies Inc
(d)
89,720 1,597
ScanSource Inc
(d)
19,909 544
ThredUp Inc
(d)
5,313 14
Titan Machinery Inc
(d)
2,351 74
Univar Solutions Inc
(d)
328,410 11,659
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
VSE Corp 1,238 $ 52
Watsco Inc 14,325 4,962
$ 30,495
Diversified Financial Services - 5 .54%
Amerant Bancorp Inc 3,215 60
Applied Digital Corp
(d)
4,554 15
Artisan Partners Asset Management Inc 206,715 7,167
AssetMark Financial Holdings Inc
(d)
2,501 77
Associated Capital Group Inc 152 6
Atlanticus Holdings Corp
(d)
179 5
BGC Partners Inc 36,443 165
Bread Financial Holdings Inc 56,798 1,568
Brightsphere Investment Group Inc 295 7
Brookfield Business Corp 317 6
Cboe Global Markets Inc 88,080 12,305
Columbia Financial Inc
(d)
2,551 43
Consumer Portfolio Services Inc
(d)
1,020 11
Curo Group Holdings Corp 484 1
Diamond Hill Investment Group Inc 6,500 1,054
Eightco Holdings Inc
(d)
17 —
Enact Holdings Inc 46,081 1,112
Encore Capital Group Inc
(d)
2,688 138
Enova International Inc
(d)
3,564 157
Evercore Inc - Class A 18,000 2,053
EZCORP Inc
(d)
5,647 49
Federal Agricultural Mortgage Corp 1,062 142
Federated Hermes Inc 54,300 2,247
Finance Of America Cos Inc
(d)
3,680 6
First Western Financial Inc
(d)
907 16
GCM Grosvenor Inc 670 5
Greenhill & Co Inc 77,899 553
Hannon Armstrong Sustainable Infrastructure
Capital Inc
9,421 267
Home Point Capital Inc 838 2
International Money Express Inc
(d)
88,600 2,284
Janus Henderson Group PLC 80,700 2,094
LendingClub Corp
(d)
11,573 83
Moelis & Co 139,190 5,273
Mr Cooper Group Inc
(d)
8,020 371
Navient Corp 140,959 2,331
Nelnet Inc 1,694 163
Oportun Financial Corp
(d)
2,868 12
Oppenheimer Holdings Inc 921 34
OppFi Inc
(d)
1,305 2
PennyMac Financial Services Inc 3,102 194
Perella Weinberg Partners 102,504 809
Piper Sandler Cos 2,019 273
PRA Group Inc
(d)
4,463 162
Radian Group Inc 107,903 2,619
Regional Management Corp 901 24
Sculptor Capital Management Inc 1,373 11
Silvercrest Asset Management Group Inc 28,458 533
SLM Corp 152,200 2,286
StoneX Group Inc
(d)
1,855 182
Sunlight Financial Holdings Inc
(d)
2,303 1
SWK Holdings Corp
(d)
338 6
Velocity Financial Inc
(d)
754 7
Victory Capital Holdings Inc 57,066 1,743
Virtu Financial Inc 509,080 10,207
Virtus Investment Partners Inc 8,413 1,533
World Acceptance Corp
(d)
128 13
$ 62,487
Electric - 1 .77%
ALLETE Inc 41,355 2,580
Altus Power Inc
(d)
7,135 32
Avista Corp 61,508 2,711
Black Hills Corp 36,922 2,411
Hawaiian Electric Industries Inc 49,800 1,953
MGE Energy Inc 2,419 185

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NorthWestern Corp 40,813 $ 2,392
Ormat Technologies Inc 2,673 229
Otter Tail Corp 30,243 2,176
PNM Resources Inc 50,826 2,446
Portland General Electric Co 54,951 2,782
Unitil Corp 1,846 103
Via Renewables Inc 30 —
$ 20,000
Electrical Components & Equipment - 0 .59%
Belden Inc 28,601 2,256
Encore Wire Corp 5,499 860
EnerSys 23,986 1,990
ESS Tech Inc
(d)
742 1
Insteel Industries Inc 49,300 1,357
nLight Inc
(d)
5,144 45
Powell Industries Inc 4,242 170
$ 6,679
Electronics - 2 .91%
Advanced Energy Industries Inc 88,615 7,665
Akoustis Technologies Inc
(d)
285 1
Allied Motion Technologies Inc 138 5
Avnet Inc 47,700 1,968
Benchmark Electronics Inc 24,047 513
Brady Corp 1,166 60
Coherent Corp
(d)
254,205 8,678
Comtech Telecommunications Corp 2,931 30
Evolv Technologies Holdings Inc
(d)
9,850 35
FARO Technologies Inc
(d)
2,021 47
GoPro Inc
(d)
14,945 64
Itron Inc
(d)
47,303 2,526
Kimball Electronics Inc
(d)
48,981 986
Knowles Corp
(d)
10,364 175
Mirion Technologies Inc
(d)
15,840 128
NEXTracker Inc
(d)
401 13
OSI Systems Inc
(d)
1,660 188
Plexus Corp
(d)
21,562 1,886
Sanmina Corp
(d)
33,012 1,725
Stoneridge Inc
(d)
2,524 48
TTM Technologies Inc
(d)
107,822 1,273
Turtle Beach Corp
(d)
332 4
Vishay Intertechnology Inc 112,092 2,387
Vontier Corp 90,900 2,466
$ 32,871
Energy - Alternate Sources - 0 .17%
Aemetis Inc
(d),(e)
2,870 6
Alto Ingredients Inc
(d)
174,817 229
Cleanspark Inc
(d),(e)
8,454 33
Eneti Inc 2,569 22
FuelCell Energy Inc
(d),(e)
12,980 25
FutureFuel Corp 2,997 23
Gevo Inc
(d)
22,403 26
Green Plains Inc
(d)
6,228 213
REX American Resources Corp
(d)
40,766 1,153
Stem Inc
(d)
740 3
Sunnova Energy International Inc
(d),(e)
11,483 206
$ 1,939
Engineering & Construction - 0 .52%
908 Devices Inc
(d)
1,977 13
Arcosa Inc 5,607 379
Concrete Pumping Holdings Inc
(d)
3,197 22
Fluor Corp
(d)
59,210 1,721
Frontdoor Inc
(d)
9,576 262
Granite Construction Inc 5,124 195
Great Lakes Dredge & Dock Corp
(d)
5,579 32
IES Holdings Inc
(d)
295 13
Latham Group Inc
(d)
350,500 845
Primoris Services Corp 28,885 731
Sterling Infrastructure Inc
(d)
16,139 596
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Tutor Perini Corp
(d)
199,163 $ 1,055
$ 5,864
Entertainment - 2 .30%
Bally's Corp
(d)
302,859 5,209
Cinemark Holdings Inc
(d)
2,717 46
Everi Holdings Inc
(d)
480,032 7,297
IMAX Corp
(d)
2,125 45
International Game Technology PLC 427,309 12,024
Light & Wonder Inc
(d)
10,922 658
Lions Gate Entertainment Corp - A shares
(d)
6,747 78
Lions Gate Entertainment Corp - B shares
(d)
13,354 142
Madison Square Garden Entertainment Corp
(d)
3,023 98
RCI Hospitality Holdings Inc 71 5
Red Rock Resorts Inc 3,212 157
Reservoir Media Inc
(d),(e)
140 1
SeaWorld Entertainment Inc
(d)
2,290 123
Sphere Entertainment Co
(d)
3,023 85
$ 25,968
Environmental Control - 0 .02%
Centrus Energy Corp
(d)
1,212 36
Harsco Corp
(d)
9,088 62
Heritage-Crystal Clean Inc
(d)
1,823 64
Li-Cycle Holdings Corp
(d),(e)
9,755 46
PureCycle Technologies Inc
(d),(e)
2,445 16
$ 224
Food - 1 .18%
B&G Foods Inc
(e)
107,386 1,722
Cal-Maine Foods Inc 328 16
Chefs' Warehouse Inc/The
(d)
1,152 38
Hain Celestial Group Inc/The
(d)
10,360 186
HF Foods Group Inc
(d)
4,329 17
Hostess Brands Inc
(d)
15,434 398
Ingles Markets Inc 1,653 152
John B Sanfilippo & Son Inc 409 43
Krispy Kreme Inc
(e)
6,127 94
Lancaster Colony Corp 341 71
Mission Produce Inc
(d)
4,001 46
Natural Grocers by Vitamin Cottage Inc 47,313 510
Performance Food Group Co
(d)
146,895 9,209
Seneca Foods Corp - Class A
(d)
600 29
SpartanNash Co 4,037 99
SunOpta Inc
(d)
711 6
Tattooed Chef Inc
(d)
299 —
Tootsie Roll Industries Inc 251 10
TreeHouse Foods Inc
(d)
5,888 314
United Natural Foods Inc
(d)
6,423 175
Utz Brands Inc 1,005 19
Village Super Market Inc 1,002 22
Weis Markets Inc 1,910 158
Whole Earth Brands Inc
(d)
4,330 10
$ 13,344
Food Service - 0 .00%
Sovos Brands Inc
(d)
1,370 24
Forest Products & Paper - 0 .11%
Glatfelter Corp 5,155 23
Mercer International Inc 120,600 1,173
Sylvamo Corp 229 11
$ 1,207
Gas - 2 .21%
Chesapeake Utilities Corp 894 110
New Jersey Resources Corp 10,245 529
Northwest Natural Holding Co 45,718 2,147
ONE Gas Inc 32,223 2,480
Southwest Gas Holdings Inc 156,007 8,736
Spire Inc 160,919 10,899
$ 24,901

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .93%
Enerpac Tool Group Corp 48,300 $ 1,148
Franklin Electric Co Inc 101,420 9,074
Kennametal Inc 9,412 244
Luxfer Holdings PLC 1,900 29
$ 10,495
Healthcare - Products - 0 .80%
Adaptive Biotechnologies Corp
(d)
12,237 87
Alphatec Holdings Inc
(d)
814 12
AngioDynamics Inc
(d)
4,311 36
Artivion Inc
(d)
560 8
AtriCure Inc
(d)
1,862 82
Avanos Medical Inc
(d)
5,361 158
Avantor Inc
(d)
359,860 7,010
BioLife Solutions Inc
(d)
3,610 63
Bionano Genomics Inc
(d),(e)
34,511 24
Bioventus Inc
(d),(e)
3,408 3
Butterfly Network Inc
(d),(e)
15,036 33
Castle Biosciences Inc
(d)
2,845 64
Cue Health Inc
(d)
12,972 10
Embecta Corp 938 26
Inari Medical Inc
(d)
504 34
Inogen Inc
(d)
2,461 33
Integer Holdings Corp
(d)
3,818 314
LivaNova PLC
(d)
1,482 71
MaxCyte Inc
(d)
10,195 51
Merit Medical Systems Inc
(d)
914 74
MiMedx Group Inc
(d)
13,050 50
NanoString Technologies Inc
(d)
571 6
Nautilus Biotechnology Inc
(d)
5,094 13
Neogen Corp
(d)
2,039 35
OmniAb Inc
(d)
7,818 27
OraSure Technologies Inc
(d)
8,306 57
Orthofix Medical Inc
(d)
3,972 75
Pacific Biosciences of California Inc
(d)
28,626 303
Patterson Cos Inc 2,157 59
Quanterix Corp
(d)
3,331 42
Quantum-Si Inc
(d),(e)
10,451 15
RxSight Inc
(d)
137 2
SomaLogic Inc
(d)
15,554 44
Tactile Systems Technology Inc
(d)
1,480 27
Tenon Medical Inc
(d),(e)
37 —
Utah Medical Products Inc 26 3
Varex Imaging Corp
(d)
4,474 79
ViewRay Inc
(d)
1,603 2
Zimvie Inc
(d)
2,438 20
$ 9,052
Healthcare - Services - 1 .57%
23andMe Holding Co
(d)
16,741 33
Accolade Inc
(d)
7,695 104
Addus HomeCare Corp
(d)
1,093 89
Amedisys Inc
(d)
50,780 4,078
American Well Corp
(d)
26,507 58
ATI Physical Therapy Inc
(d)
7,088 2
Aveanna Healthcare Holdings Inc
(d)
5,253 6
Bright Health Group Inc
(d)
21,639 3
Brookdale Senior Living Inc
(d)
21,517 92
CareMax Inc
(d)
6,675 17
Community Health Systems Inc
(d)
14,462 92
Fulgent Genetics Inc
(d)
2,427 72
GeneDx Holdings Corp
(d)
31,733 9
Innovage Holding Corp
(d)
1,805 11
Inotiv Inc
(d),(e)
2,453 14
Invitae Corp
(d),(e)
28,226 38
LifeStance Health Group Inc
(d)
7,811 64
ModivCare Inc
(d)
1,017 65
Nano-X Imaging Ltd
(d),(e)
4,703 29
National HealthCare Corp 24,063 1,394
OPKO Health Inc
(d)
46,032 68
Oscar Health Inc
(d)
13,954 94
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
P3 Health Partners Inc
(d)
869 $ 1
Pediatrix Medical Group Inc
(d)
9,460 135
Science 37 Holdings Inc
(d)
630 —
Select Medical Holdings Corp 50,699 1,546
Surgery Partners Inc
(d)
733 29
Tenet Healthcare Corp
(d)
130,925 9,599
$ 17,742
Home Builders - 3 .14%
Beazer Homes USA Inc
(d)
3,441 73
Century Communities Inc 22,985 1,548
Forestar Group Inc
(d)
1,597 31
Green Brick Partners Inc
(d)
50,503 1,882
Installed Building Products Inc 96,115 11,944
KB Home 44,799 1,964
Landsea Homes Corp
(d)
1,114 7
LGI Homes Inc
(d)
2,224 264
M/I Homes Inc
(d)
23,567 1,594
MDC Holdings Inc 5,005 205
Meritage Homes Corp 52,039 6,664
Skyline Champion Corp
(d)
51,260 3,802
Taylor Morrison Home Corp
(d)
44,790 1,930
Thor Industries Inc 17,900 1,414
Tri Pointe Homes Inc
(d)
65,033 1,865
Winnebago Industries Inc 3,454 201
$ 35,388
Home Furnishings - 0 .31%
Aterian Inc
(d)
5,714 4
Ethan Allen Interiors Inc 2,626 73
Hooker Furnishings Corp 58,565 926
iRobot Corp
(d)
375 15
MillerKnoll Inc 112,994 1,922
Purple Innovation Inc 6,732 20
Sleep Number Corp
(d)
15,346 346
Snap One Holdings Corp
(d)
2,062 20
Traeger Inc
(d),(e)
3,932 12
Universal Electronics Inc
(d)
1,293 13
Xperi Inc
(d)
11,439 109
$ 3,460
Housewares - 0 .00%
Lifetime Brands Inc 1,433 7
Tupperware Brands Corp
(d)
4,812 6
$ 13
Insurance - 4 .77%
Ambac Financial Group Inc
(d)
5,125 82
American Equity Investment Life Holding Co 59,449 2,291
AMERISAFE Inc 2,220 124
Argo Group International Holdings Ltd 3,682 108
Assured Guaranty Ltd 31,700 1,708
Axis Capital Holdings Ltd 26,500 1,498
Brighthouse Financial Inc
(d)
22,800 1,008
CNO Financial Group Inc 101,991 2,289
Crawford & Co 1,774 16
Doma Holdings Inc
(d)
14,623 6
Donegal Group Inc 1,807 25
eHealth Inc
(d)
2,227 13
Employers Holdings Inc 50,316 1,992
Enstar Group Ltd
(d)
11,067 2,663
Essent Group Ltd 63,089 2,680
First American Financial Corp 148,990 8,583
Genworth Financial Inc
(d)
57,197 332
Goosehead Insurance Inc
(d)
253 15
Greenlight Capital Re Ltd
(d)
56,131 549
Hippo Holdings Inc
(d)
1,995 36
Horace Mann Educators Corp 63,142 1,975
Investors Title Co 128 19
Jackson Financial Inc 8,654 312
James River Group Holdings Ltd 4,259 83
Kemper Corp 37,900 1,844
Lemonade Inc
(d),(e)
5,430 59

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MBIA Inc
(d)
5,561 $ 56
Mercury General Corp 31,403 955
MGIC Investment Corp 114,200 1,698
National Western Life Group Inc 4,348 1,109
NI Holdings Inc
(d)
903 12
NMI Holdings Inc
(d)
99,842 2,336
Primerica Inc 3,800 693
ProAssurance Corp 6,240 112
Root Inc/OH
(d),(e)
696 3
Safety Insurance Group Inc 12,954 947
Selective Insurance Group Inc 90,686 8,735
Selectquote Inc
(d)
571,381 606
SiriusPoint Ltd
(d)
289,781 2,518
Skyward Specialty Insurance Group Inc
(d)
965 21
Stewart Information Services Corp 36,613 1,525
Tiptree Inc 2,803 39
United Fire Group Inc 19,177 516
Universal Insurance Holdings Inc 2,457 38
White Mountains Insurance Group Ltd 1,100 1,575
$ 53,804
Internet - 0 .24%
1-800-Flowers.com Inc
(d)
2,919 27
1stdibs.com Inc
(d)
2,524 9
aka Brands Holding Corp
(d)
1,111 —
Allbirds Inc
(d)
8,218 10
Arena Group Holdings Inc/The
(d)
268 1
BARK Inc
(d)
13,257 15
Blade Air Mobility Inc
(d)
6,746 18
Bumble Inc
(d)
11,579 211
Cars.com Inc
(d)
6,621 130
Cogent Communications Holdings Inc 2,272 157
ContextLogic Inc
(d),(e)
2,296 17
DHI Group Inc
(d)
628 2
Edgio Inc
(d)
1,028 1
ePlus Inc
(d)
26,231 1,142
Eventbrite Inc
(d)
1,019 7
Figs Inc
(d)
2,078 15
fuboTV Inc
(d)
21,034 24
Groupon Inc
(d),(e)
2,107 8
HealthStream Inc 2,640 65
Hims & Hers Health Inc
(d)
2,170 25
Innovid Corp
(d)
841 1
Inspirato Inc
(d)
1,944 1
Lands' End Inc
(d)
1,748 13
Liquidity Services Inc
(d)
1,442 19
Magnite Inc
(d)
15,301 144
Overstock.com Inc
(d)
4,932 100
QuinStreet Inc
(d)
5,510 61
RealReal Inc/The
(d),(e)
7,720 9
Rover Group Inc
(d)
475 2
RumbleON Inc
(d)
1,106 7
Solo Brands Inc
(d)
2,620 21
Squarespace Inc
(d)
2,650 82
Stitch Fix Inc
(d)
5,832 20
TrueCar Inc
(d)
9,844 25
Vacasa Inc
(d)
12,332 10
Vivid Seats Inc
(d),(e)
2,188 16
Ziff Davis Inc
(d)
4,286 313
$ 2,728
Investment Companies - 0 .03%
Cannae Holdings Inc
(d)
8,031 146
Compass Diversified Holdings 7,166 137
$ 283
Iron & Steel - 0 .09%
Carpenter Technology Corp 5,535 292
Commercial Metals Co 11,222 524
Haynes International Inc 1,442 68
Schnitzer Steel Industries Inc 2,711 78
$ 962
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .41%
Acushnet Holdings Corp 2,769 $ 139
Bowlero Corp
(d),(e)
3,422 50
Clarus Corp 419 4
Johnson Outdoors Inc 30,110 1,746
Life Time Group Holdings Inc
(d)
4,869 101
Lindblad Expeditions Holdings Inc
(d)
3,504 40
Topgolf Callaway Brands Corp
(d)
16,176 359
Virgin Galactic Holdings Inc
(d),(e)
14,681 53
Vista Outdoor Inc
(d)
87,467 2,108
Xponential Fitness Inc
(d)
1,649 55
$ 4,655
Lodging - 0 .15%
Bluegreen Vacations Holding Corp 974 28
Century Casinos Inc
(d)
563 4
Full House Resorts Inc
(d)
2,924 21
Marcus Corp/The 2,696 47
Travel + Leisure Co 40,200 1,538
$ 1,638
Machinery - Construction & Mining - 0 .04%
Argan Inc 1,473 59
Astec Industries Inc 2,650 109
Hyster-Yale Materials Handling Inc 1,236 65
Manitowoc Co Inc/The
(d)
4,021 62
NuScale Power Corp
(d),(e)
3,546 32
Terex Corp 3,926 175
$ 502
Machinery - Diversified - 2 .69%
Alamo Group Inc 53,422 9,441
Albany International Corp 2,907 265
CIRCOR International Inc
(d)
1,497 42
Columbus McKinnon Corp/NY 42,149 1,463
DXP Enterprises Inc/TX
(d)
1,730 44
Eastman Kodak Co
(d)
6,613 22
Flowserve Corp 60,300 2,013
Gates Industrial Corp PLC
(d)
109,100 1,470
Gorman-Rupp Co/The 2,110 52
GrafTech International Ltd 245,900 1,158
Hydrofarm Holdings Group Inc
(d)
4,671 7
Ichor Holdings Ltd
(d)
199,998 5,570
Mueller Water Products Inc - Class A 132,800 1,779
Tennant Co 1,204 92
Thermon Group Holdings Inc
(d)
74,926 1,557
Watts Water Technologies Inc 32,840 5,311
$ 30,286
Media - 0 .96%
AMC Networks Inc
(d)
3,505 62
Audacy Inc
(d)
11,424 1
Cumulus Media Inc
(d)
1,635 6
EW Scripps Co/The
(d)
6,769 57
Gannett Co Inc
(d)
16,441 31
Gray Television Inc 285,828 2,204
iHeartMedia Inc
(d)
13,944 48
Liberty Latin America Ltd - Class A
(d)
4,324 38
Liberty Latin America Ltd - Class C
(d)
16,879 150
Scholastic Corp 3,409 131
TEGNA Inc 466,953 7,986
Thryv Holdings Inc
(d)
2,219 50
Urban One Inc
(d)
977 7
Urban One Inc
(d)
1,243 7
Value Line Inc 8 —
WideOpenWest Inc
(d)
2,649 30
$ 10,808
Metal Fabrication & Hardware - 1 .69%
Advanced Drainage Systems Inc 72,430 6,209
AZZ Inc 50,247 1,895
Fathom Digital Manufacturing C
(d)
3,087 2
Hillman Solutions Corp
(d)
15,563 131
Mueller Industries Inc 23,846 1,714
Northwest Pipe Co
(d)
912 25

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware (continued)
Olympic Steel Inc 17,396 $ 810
Proto Labs Inc
(d)
74,944 2,156
RBC Bearings Inc
(d)
2,820 640
Ryerson Holding Corp 38,126 1,440
Standex International Corp 1,374 169
Timken Co/The 25,900 1,990
TimkenSteel Corp
(d)
5,122 86
Tredegar Corp 108,978 1,022
Worthington Industries Inc 13,541 804
$ 19,093
Mining - 0 .44%
Arconic Corp
(d)
61,038 1,510
Coeur Mining Inc
(d)
32,198 109
Constellium SE
(d)
97,931 1,454
Energy Fuels Inc/Canada
(d),(e)
3,123 18
Hecla Mining Co 63,940 387
Hycroft Mining Holding Corp
(d)
2,595 1
Ivanhoe Electric Inc / US
(d)
2,768 33
Kaiser Aluminum Corp 21,146 1,390
Novagold Resources Inc
(d)
1,479 8
Piedmont Lithium Inc
(d)
1,459 84
PolyMet Mining Corp
(d)
5,945 11
United States Lime & Minerals Inc 43 7
Ur-Energy Inc
(d)
1,965 2
$ 5,014
Miscellaneous Manufacturers - 1 .73%
AMMO Inc
(d),(e)
10,547 21
Chase Corp 15,175 1,659
EnPro Industries Inc 2,414 228
ESCO Technologies Inc 2,717 254
Fabrinet
(d)
93,999 8,925
Federal Signal Corp 103,575 5,322
Hillenbrand Inc 39,514 1,803
Materion Corp 151 16
Myers Industries Inc 52,900 1,002
NL Industries Inc 795 5
Park Aerospace Corp 2,275 30
Sight Sciences Inc
(d)
2,258 22
Smith & Wesson Brands Inc 4,909 59
Sturm Ruger & Co Inc 176 10
Trinity Industries Inc 8,078 193
$ 19,549
Office & Business Equipment - 0 .02%
Xerox Holdings Corp 13,222 207
Office Furnishings - 0 .18%
CompX International Inc 151 3
Interface Inc 121,959 956
Kimball International Inc 82,243 1,012
Steelcase Inc 10,068 81
$ 2,052
Oil & Gas - 3 .90%
Amplify Energy Corp
(d)
770 5
Antero Resources Corp
(d)
100,460 2,310
Berry Corp 239,436 1,829
Borr Drilling Ltd
(d)
12,630 88
California Resources Corp 42,267 1,712
Callon Petroleum Co
(d)
951 32
Chord Energy Corp 18,012 2,564
Civitas Resources Inc 42,530 2,937
CNX Resources Corp
(d)
18,391 286
Comstock Resources Inc
(e)
128,650 1,479
Crescent Energy Co
(e)
161,800 1,880
Denbury Inc
(d)
14,300 1,335
Diamond Offshore Drilling Inc
(d)
11,702 134
Helmerich & Payne Inc 11,891 394
Kosmos Energy Ltd
(d)
264,321 1,692
Murphy Oil Corp 9,600 352
Nabors Industries Ltd
(d)
126 13
Noble Corp PLC
(d)
24,900 958
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Northern Oil and Gas Inc 53,357 $ 1,769
Ovintiv Inc 67,110 2,421
Par Pacific Holdings Inc
(d)
60,900 1,427
Patterson-UTI Energy Inc 354,173 3,963
PBF Energy Inc 10,584 369
PDC Energy Inc 76,600 4,983
Permian Resources Corp 242,224 2,531
Precision Drilling Corp
(d)
26,700 1,328
Ranger Oil Corp 37,900 1,561
Riley Exploration Permian Inc 461 19
Ring Energy Inc
(d),(e)
5,972 11
Talos Energy Inc
(d)
67,400 919
Vertex Energy Inc
(d),(e)
204,435 1,615
Vital Energy Inc
(d)
23,400 1,089
W&T Offshore Inc
(d)
1,727 8
$ 44,013
Oil & Gas Services - 1 .57%
Archrock Inc 15,654 161
Bristow Group Inc
(d)
2,709 61
ChampionX Corp 43,500 1,178
DMC Global Inc
(d)
1,591 30
Dril-Quip Inc
(d)
80,782 2,204
Expro Group Holdings NV
(d)
105,328 2,095
Forum Energy Technologies Inc
(d)
37,200 824
Helix Energy Solutions Group Inc
(d)
210,136 1,524
Liberty Energy Inc 89,100 1,141
National Energy Services Reunited Corp
(d)
213,300 651
Newpark Resources Inc
(d)
326,734 1,307
NexTier Oilfield Solutions Inc
(d)
130,700 1,056
NOW Inc
(d)
12,755 136
Oceaneering International Inc
(d)
1,111 20
Oil States International Inc
(d)
7,284 51
ProFrac Holding Corp
(d)
1,454 16
ProPetro Holding Corp
(d)
134,706 935
Select Energy Services Inc 8,263 61
Solaris Oilfield Infrastructure Inc 129,100 992
TechnipFMC PLC
(d)
96,000 1,314
Tidewater Inc
(d)
42,392 1,909
US Silica Holdings Inc
(d)
7,282 95
$ 17,761
Packaging & Containers - 0 .15%
Clearwater Paper Corp
(d)
1,944 70
Greif Inc - Class A 2,464 155
Greif Inc - Class B 530 42
O-I Glass Inc
(d)
3,329 75
Pactiv Evergreen Inc 4,883 39
Ranpak Holdings Corp
(d)
4,910 20
TriMas Corp 49,450 1,256
$ 1,657
Pharmaceuticals - 1 .11%
AbCellera Biologics Inc
(d)
13,745 93
AdaptHealth Corp
(d)
8,355 99
Agios Pharmaceuticals Inc
(d)
6,316 144
Amylyx Pharmaceuticals Inc
(d)
4,701 133
Anika Therapeutics Inc
(d)
1,658 43
Beachbody Co Inc/The
(d)
9,321 4
Bioxcel Therapeutics Inc
(d),(e)
2,168 45
Chimerix Inc
(d)
2,983 3
Enanta Pharmaceuticals Inc
(d)
2,067 73
Fulcrum Therapeutics Inc
(d)
5,890 15
Herbalife Ltd
(d)
89,513 1,330
Ironwood Pharmaceuticals Inc
(d)
186,900 1,946
Jounce Therapeutics Inc
(d)
4,981 10
KalVista Pharmaceuticals Inc
(d)
2,906 25
Kura Oncology Inc
(d)
7,520 73
Lyell Immunopharma Inc
(d)
19,567 40
MannKind Corp
(d)
26,274 101
Morphic Holding Inc
(d)
437 21
Nature's Sunshine Products Inc
(d)
1,538 17

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Owens & Minor Inc
(d)
7,550 $ 117
PetIQ Inc
(d)
541 6
Phibro Animal Health Corp 72,213 1,124
PMV Pharmaceuticals Inc
(d)
4,205 19
Premier Inc 58,200 1,940
Prestige Consumer Healthcare Inc
(d)
5,764 355
Protagonist Therapeutics Inc
(d)
5,385 122
Reata Pharmaceuticals Inc
(d),(e)
524 52
Relmada Therapeutics Inc
(d)
705 2
Supernus Pharmaceuticals Inc
(d)
5,742 212
Taro Pharmaceutical Industries Ltd
(d)
58,670 1,478
USANA Health Sciences Inc
(d)
23,200 1,540
Vanda Pharmaceuticals Inc
(d)
210,470 1,292
$ 12,474
Pipelines - 0 .31%
Equitrans Midstream Corp 331,013 1,705
Excelerate Energy Inc 2,102 45
Golar LNG Ltd
(d)
11,022 250
Kinetik Holdings Inc 48,054 1,480
NextDecade Corp
(d),(e)
466 3
$ 3,483
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 517 7
Real Estate - 0 .78%
American Realty Investors Inc
(d)
142 3
Angel Oak Mortgage REIT Inc 1,407 11
Anywhere Real Estate Inc
(d)
12,416 79
Cushman & Wakefield PLC
(d)
148,600 1,464
Douglas Elliman Inc 96,536 307
FRP Holdings Inc
(d)
761 44
Kennedy-Wilson Holdings Inc 13,656 229
Legacy Housing Corp
(d)
1,052 23
Marcus & Millichap Inc 57,000 1,794
Newmark Group Inc 14,470 92
Radius Global Infrastructure Inc
(d)
8,877 130
RE/MAX Holdings Inc 103,964 2,008
RMR Group Inc/The 51,360 1,220
Seritage Growth Properties
(d)
176,749 1,324
Star Holdings
(d)
1,482 24
Stratus Properties Inc 624 13
Transcontinental Realty Investors Inc
(d)
116 4
$ 8,769
REITs - 5 .03%
Acadia Realty Trust 10,775 146
AFC Gamma Inc 1,813 22
Agree Realty Corp 10,122 688
Alexander & Baldwin Inc 8,381 161
Alexander's Inc 9,200 1,712
American Assets Trust Inc 5,717 104
Apartment Investment and Management Co 17,317 136
Apollo Commercial Real Estate Finance Inc 55,369 561
Apple Hospitality REIT Inc 24,869 370
Arbor Realty Trust Inc 19,094 219
Ares Commercial Real Estate Corp 5,943 51
Armada Hoffler Properties Inc 7,766 91
ARMOUR Residential REIT Inc 18,752 96
Ashford Hospitality Trust Inc
(d)
3,970 13
Blackstone Mortgage Trust Inc 19,916 363
Bluerock Homes Trust Inc
(d)
266 5
Braemar Hotels & Resorts Inc 206,446 784
Brandywine Realty Trust 19,625 77
BrightSpire Capital Inc 83,940 479
Broadmark Realty Capital Inc 15,058 74
Broadstone Net Lease Inc 20,006 323
BRT Apartments Corp 1,400 24
CareTrust REIT Inc 10,561 206
CBL & Associates Properties Inc 2,588 60
Centerspace 1,751 99
Chatham Lodging Trust 5,550 57
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Chimera Investment Corp 26,882 $ 153
City Office REIT Inc 4,377 25
Claros Mortgage Trust Inc 10,640 127
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 1,111 40
Corporate Office Properties Trust 11,493 263
CTO Realty Growth Inc 2,555 43
DiamondRock Hospitality Co 24,249 197
Diversified Healthcare Trust 27,476 25
Dynex Capital Inc 6,106 72
Easterly Government Properties Inc 10,545 148
Ellington Financial Inc 7,337 94
Elme Communities 10,112 174
Empire State Realty Trust Inc 301,284 1,841
Equity Commonwealth 12,119 251
Essential Properties Realty Trust Inc 14,743 365
Farmland Partners Inc 5,779 60
Four Corners Property Trust Inc 8,787 224
Franklin BSP Realty Trust Inc 9,597 121
Franklin Street Properties Corp 11,296 13
Getty Realty Corp 4,885 163
Gladstone Commercial Corp 345 4
Gladstone Land Corp 1,714 28
Global Medical REIT Inc 7,063 65
Global Net Lease Inc 12,051 136
Granite Point Mortgage Trust Inc 69,577 311
Great Ajax Corp 44,453 292
Hersha Hospitality Trust 3,440 22
Independence Realty Trust Inc 25,961 432
Indus Realty Trust Inc 610 41
Industrial Logistics Properties Trust 7,394 15
InvenTrust Properties Corp 7,841 177
Invesco Mortgage Capital Inc 4,121 44
Kite Realty Group Trust 25,187 522
KKR Real Estate Finance Trust Inc 6,610 71
Ladder Capital Corp 13,138 123
LTC Properties Inc 4,630 155
LXP Industrial Trust 31,454 296
Macerich Co/The 24,899 249
MFA Financial Inc 493,476 5,276
National Health Investors Inc 4,836 241
National Storage Affiliates Trust 240,600 9,275
Necessity Retail REIT Inc/The 15,455 85
NETSTREIT Corp 6,377 116
New York Mortgage Trust Inc 89,749 923
Nexpoint Real Estate Finance Inc 859 12
NexPoint Residential Trust Inc 131 6
Office Properties Income Trust 5,549 36
One Liberty Properties Inc 1,852 41
Orchid Island Capital Inc 4,331 46
Orion Office REIT Inc 6,446 40
Paramount Group Inc 21,652 94
Park Hotels & Resorts Inc 160,800 1,938
Pebblebrook Hotel Trust 140,319 1,997
PennyMac Mortgage Investment Trust 282,256 3,508
Physicians Realty Trust 26,349 380
Piedmont Office Realty Trust Inc 14,216 93
Plymouth Industrial REIT Inc 4,364 88
Postal Realty Trust Inc 828 13
PotlatchDeltic Corp 8,352 386
Ready Capital Corp 8,279 89
Redwood Trust Inc 13,100 82
Retail Opportunity Investments Corp 13,947 182
RLJ Lodging Trust 18,545 187
RPT Realty 9,774 91
Ryman Hospitality Properties Inc 6,227 558
Sabra Health Care REIT Inc 26,682 304
Safehold Inc 2,716 75
Saul Centers Inc 146 5

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Service Properties Trust 18,989 $ 166
SITE Centers Corp 22,204 274
STAG Industrial Inc 302,749 10,254
Summit Hotel Properties Inc 12,116 78
Sunstone Hotel Investors Inc 24,524 234
Terreno Realty Corp 9,329 575
TPG RE Finance Trust Inc 53,478 381
Two Harbors Investment Corp 258,003 3,594
UMH Properties Inc 1,078 16
Uniti Group Inc 27,429 94
Urban Edge Properties 13,232 194
Urstadt Biddle Properties Inc 3,363 58
Veris Residential Inc
(d)
9,964 163
Whitestone REIT 5,415 48
Xenia Hotels & Resorts Inc 13,229 167
$ 56,767
Retail - 4 .91%
Abercrombie & Fitch Co
(d)
5,634 133
Academy Sports & Outdoors Inc 8,788 558
American Eagle Outfitters Inc 17,826 239
America's Car-Mart Inc/TX
(d)
689 55
Asbury Automotive Group Inc
(d)
9,088 1,758
Beacon Roofing Supply Inc
(d)
140,831 8,475
Big 5 Sporting Goods Corp
(e)
6,087 48
Big Lots Inc
(e)
3,213 29
Biglari Holdings Inc
(d)
79 14
BJ's Restaurants Inc
(d)
2,631 86
Bloomin' Brands Inc 60,118 1,489
BlueLinx Holdings Inc
(d)
22,322 1,564
Boot Barn Holdings Inc
(d)
18,600 1,348
Brinker International Inc
(d)
36,700 1,465
Buckle Inc/The 239 8
Build-A-Bear Workshop Inc 371 9
Cato Corp/The 86,446 713
Chico's FAS Inc
(d)
4,060 20
Children's Place Inc/The
(d),(e)
486 14
Chuy's Holdings Inc
(d)
2,080 73
Citi Trends Inc
(d)
911 16
Clean Energy Fuels Corp
(d)
19,600 84
Conn's Inc
(d)
1,396 7
Container Store Group Inc/The
(d)
3,845 12
Denny's Corp
(d)
1,894 21
Designer Brands Inc 1,458 12
Destination XL Group Inc
(d)
3,059 13
Dine Brands Global Inc 18,205 1,182
Duluth Holdings Inc
(d)
747 5
El Pollo Loco Holdings Inc 52,994 493
EVgo Inc
(d),(e)
6,760 40
Express Inc
(d)
6,095 5
First Watch Restaurant Group Inc
(d)
1,141 18
FirstCash Holdings Inc 2,189 226
Foot Locker Inc 9,331 392
Franchise Group Inc 189 6
Genesco Inc
(d)
19,512 676
Group 1 Automotive Inc 10,062 2,259
GrowGeneration Corp
(d)
6,814 23
Haverty Furniture Cos Inc 57,178 1,724
Hibbett Inc 19,312 1,049
Jack in the Box Inc 9,563 886
JOANN Inc 841 1
La-Z-Boy Inc 56,779 1,631
LL Flooring Holdings Inc
(d)
312,544 1,028
MarineMax Inc
(d)
55,194 1,607
Movado Group Inc 1,757 45
National Vision Holdings Inc
(d)
8,522 179
Nu Skin Enterprises Inc 34,255 1,351
ODP Corp/The
(d)
4,635 200
OneWater Marine Inc
(d),(e)
52,679 1,391
Papa John's International Inc 1,065 80
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Patrick Industries Inc 2,248 $ 154
PC Connection Inc 11,277 454
PetMed Express Inc 337 5
PriceSmart Inc 1,108 82
Qurate Retail Inc
(d)
40,565 32
RH
(d)
18,085 4,614
Rite Aid Corp
(d)
3,178 7
Rush Enterprises Inc - Class A 126,413 6,714
Rush Enterprises Inc - Class B 746 44
Ruth's Hospitality Group Inc 77,700 1,256
Sally Beauty Holdings Inc
(d)
824 12
Shoe Carnival Inc 1,960 46
Signet Jewelers Ltd 29,464 2,168
Sonic Automotive Inc 43,384 1,932
Sportsman's Warehouse Holdings Inc
(d)
4,328 27
Tile Shop Holdings Inc
(d)
3,542 17
Tilly's Inc
(d)
2,690 20
TravelCenters of America Inc
(d),(e)
15,568 1,340
Winmark Corp 323 108
World Fuel Services Corp 54,080 1,279
Zumiez Inc
(d)
20,876 365
$ 55,436
Savings & Loans - 1 .40%
Axos Financial Inc
(d)
5,965 243
Banc of California Inc 5,952 68
Berkshire Hills Bancorp Inc 4,953 105
Brookline Bancorp Inc 82,776 790
Capitol Federal Financial Inc 132,265 820
Flushing Financial Corp 94,224 1,134
FS Bancorp Inc 16,200 485
Hingham Institution For Savings The 155 30
Home Bancorp Inc 16,655 522
HomeTrust Bancshares Inc 1,378 29
New York Community Bancorp Inc 221,600 2,369
Northfield Bancorp Inc 68,708 715
Northwest Bancshares Inc 14,051 164
OceanFirst Financial Corp 112,018 1,792
Pacific Premier Bancorp Inc 47,644 1,059
Provident Financial Services Inc 100,059 1,749
Southern Missouri Bancorp Inc 10,097 367
Territorial Bancorp Inc 24,468 410
Washington Federal Inc 65,332 1,832
Waterstone Financial Inc 61,997 858
WSFS Financial Corp 7,091 249
$ 15,790
Semiconductors - 3 .08%
ACM Research Inc
(d)
180,109 1,684
Alpha & Omega Semiconductor Ltd
(d)
543 13
Amkor Technology Inc 9,357 209
AXT Inc
(d)
4,700 13
Cirrus Logic Inc
(d)
18,900 1,621
Cohu Inc
(d)
5,446 184
Diodes Inc
(d)
16,411 1,308
Impinj Inc
(d)
237 21
IPG Photonics Corp
(d)
21,100 2,426
MaxLinear Inc
(d)
35,100 847
MKS Instruments Inc 85,400 7,163
Ouster Inc
(d),(e)
3,362 12
Photronics Inc
(d)
95,300 1,379
Rambus Inc
(d)
259,378 11,501
Semtech Corp
(d)
69,800 1,360
Ultra Clean Holdings Inc
(d)
172,941 4,935
Veeco Instruments Inc
(d)
1,243 23
Vishay Precision Group Inc
(d)
1,448 54
$ 34,753
Software - 0 .67%
ACI Worldwide Inc
(d)
75,300 1,907
ACV Auctions Inc
(d)
6,969 91
Adeia Inc 12,053 92

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
American Software Inc/GA 886 $ 11
Avid Technology Inc
(d)
1,506 45
AvidXchange Holdings Inc
(d)
1,867 14
Bandwidth Inc
(d)
2,128 26
Blackbaud Inc
(d)
302 21
Blend Labs Inc
(d)
22,772 14
Brightcove Inc
(d)
1,242 5
C3.ai Inc
(d),(e)
5,596 100
Cardlytics Inc
(d)
3,532 23
Cerence Inc
(d)
4,673 119
Computer Programs and Systems Inc
(d)
1,622 42
Consensus Cloud Solutions Inc
(d)
1,145 43
CoreCard Corp
(d)
19,000 489
Cvent Holding Corp
(d),(e)
5,314 45
Daily Journal Corp
(d)
141 39
Digi International Inc
(d)
2,666 80
Digimarc Corp
(d)
76 1
Donnelley Financial Solutions Inc
(d)
2,743 119
E2open Parent Holdings Inc
(d)
23,031 145
Ebix Inc 64,853 1,054
eGain Corp
(d)
1,292 10
EverCommerce Inc
(d)
2,504 30
Faraday Future Intelligent Electric Inc
(d)
25,168 4
Fastly Inc
(d)
13,125 194
ForgeRock Inc
(d)
1,415 28
Health Catalyst Inc
(d)
6,349 80
Inspired Entertainment Inc
(d)
725 9
Instructure Holdings Inc
(d)
1,690 45
IonQ Inc
(d),(e)
12,081 67
Kaleyra Inc
(d)
779 1
Latch Inc
(d)
10,314 8
LiveVox Holdings Inc
(d)
2,655 8
Matterport Inc
(d)
7,063 17
MicroStrategy Inc
(d),(e)
456 150
N-able Inc
(d)
927 12
NextGen Healthcare Inc
(d)
3,311 55
Olo Inc
(d)
10,402 71
ON24 Inc
(d)
4,901 43
Outbrain Inc
(d)
4,269 16
Phreesia Inc
(d)
3,017 96
Planet Labs PBC
(d)
2,634 11
Playstudios Inc
(d)
4,401 19
Porch Group Inc
(d),(e)
8,785 8
PowerSchool Holdings Inc
(d)
3,453 72
PROS Holdings Inc
(d)
1,703 48
PubMatic Inc
(d)
384 5
Rackspace Technology Inc
(d)
6,278 9
Sapiens International Corp NV 1,041 21
Sharecare Inc
(d)
34,461 53
Skillsoft Corp
(d)
9,279 11
Skillz Inc
(d)
37,431 23
SolarWinds Corp
(d)
5,591 48
Sumo Logic Inc
(d)
4,781 57
Upland Software Inc
(d)
3,149 12
Veradigm Inc
(d)
12,458 156
Verint Systems Inc
(d)
686 25
Verra Mobility Corp
(d)
86,600 1,468
WM Technology Inc
(d)
590 —
$ 7,515
Supranational Bank - 0 .01%
Banco Latinoamericano de Comercio Exterior SA 3,191 57
Telecommunications - 0 .40%
A10 Networks Inc 1,472 21
ADTRAN Holdings Inc 770 7
Anterix Inc
(d)
1,497 47
ATN International Inc 1,244 45
Aviat Networks Inc
(d)
1,303 43
Calix Inc
(d)
1,425 65
Consolidated Communications Holdings Inc
(d)
7,489 29
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
DigitalBridge Group Inc 1,962 $ 24
EchoStar Corp
(d)
3,895 66
Globalstar Inc
(d)
11,652 11
Gogo Inc
(d)
5,281 71
IDT Corp - Class B
(d)
514 17
Inseego Corp
(d)
6,504 4
InterDigital Inc 32,464 2,199
KORE Group Holdings Inc
(d)
4,179 5
Maxar Technologies Inc 8,511 449
NETGEAR Inc
(d)
3,283 46
Preformed Line Products Co 8,310 1,033
Ribbon Communications Inc
(d)
8,545 22
Shenandoah Telecommunications Co 5,606 117
Telephone and Data Systems Inc 11,663 117
Terran Orbital Corp
(d),(e)
4,574 8
United States Cellular Corp
(d)
1,698 36
$ 4,482
Textiles - 0 .03%
UniFirst Corp/MA 1,727 283
Toys, Games & Hobbies - 0 .20%
Funko Inc
(d)
110,000 1,085
JAKKS Pacific Inc
(d)
51,845 1,161
Vinco Ventures Inc
(d)
9,127 2
$ 2,248
Transportation - 2 .88%
Air Transport Services Group Inc
(d)
4,162 85
ArcBest Corp 1,895 179
Ardmore Shipping Corp 4,733 70
Costamare Inc 6,116 55
Covenant Logistics Group Inc 1,085 43
CryoPort Inc
(d)
978 21
DHT Holdings Inc 15,837 150
Dorian LPG Ltd 3,559 79
Eagle Bulk Shipping Inc
(e)
1,562 70
FLEX LNG Ltd
(e)
3,338 115
Forward Air Corp 15,100 1,593
Frontline PLC 14,418 223
Genco Shipping & Trading Ltd 4,247 65
Golden Ocean Group Ltd
(e)
14,197 130
Heartland Express Inc 88,610 1,283
Hub Group Inc
(d)
3,740 282
International Seaways Inc 5,638 225
Kirby Corp
(d)
136,730 9,823
Landstar System Inc 58,295 10,262
Marten Transport Ltd 1,689 34
Matson Inc 24,052 1,636
Nordic American Tankers Ltd 23,728 84
PAM Transportation Services Inc
(d)
14,300 321
Radiant Logistics Inc
(d)
3,310 22
Safe Bulkers Inc 8,024 29
Saia Inc
(d)
16,100 4,794
Scorpio Tankers Inc 5,444 284
SFL Corp Ltd 13,283 121
Teekay Corp
(d)
7,874 44
Teekay Tankers Ltd 2,654 107
Universal Logistics Holdings Inc 171 4
Werner Enterprises Inc 6,439 291
$ 32,524
Trucking & Leasing - 1 .58%
GATX Corp 138,669 15,796
Greenbrier Cos Inc/The 77,919 2,061
$ 17,857
Water - 0 .06%
American States Water Co 2,246 199
Artesian Resources Corp 325 18
California Water Service Group 4,650 261

Schedule of Investments
SmallCap Value Fund II
April 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water (continued)
SJW Group 3,130 $ 238
$ 716
TOTAL COMMON STOCKS $ 1,066,913
Total Investments $ 1,137,060
Other Assets and Liabilities -  (0.80)% (9,064)
TOTAL NET ASSETS - 100.00% $ 1,127,996
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,607 or
0.59% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,458 or 0.57% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 25 .62%
Industrial 17 .10%
Consumer, Cyclical 16 .60%
Consumer, Non-cyclical 10 .93%
Technology 8 .39%
Energy 6 .00%
Money Market Funds 5 .51%
Basic Materials 4 .15%
Utilities 4 .04%
Communications 1 .74%
Investment Companies 0 .71%
Government 0 .01%
Other Assets and Liabilities
( 0 .80 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales April 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.78% $ — $ 319,323 $ 258,952 $ 60,371
Principal Government Money Market Fund - Institutional Class 4.73% 60,700 106,097 166,797 —
$ 60,700 $ 425,420 $ 425,749 $ 60,371
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.78% $ 882 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.73% 175 — — —
$ 1,057 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2023 Long 25 $ 2,219 $ (9)
Total $ (9)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .08 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .08%
iShares National Muni Bond ETF 528 $ 56
iShares Short-Term National Muni Bond ETF 374 39
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 250
VanEck High Yield Muni ETF 2,363 122
$ 472
TOTAL INVESTMENT COMPANIES $ 472
MUNICIPAL BONDS - 102 .03%
Principal
Amount (000's) Value (000's)
Alabama - 2 .39%
Industrial Development Board of the City of
Mobile Alabama
3.98%, 04/01/2031
(a)
$ 2,095 $ 2,095
Lower Alabama Gas District/The
5.00%, 09/01/2034 5,500 5,728
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,943
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
2,410 2,205
5.25%, 05/01/2044
(b)
997 879
$ 13,850
Arizona - 1 .54%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 374
Chandler Industrial Development Authority
2.70%, 12/01/2037
(a)
1,300 1,294
Navajo Nation
5.50%, 12/01/2030
(b)
1,240 1,286
Salt Verde Financial Corp
5.00%, 12/01/2032 5,615 5,967
$ 8,921
Arkansas - 0 .17%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 994
California - 9 .73%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,005
California Community Choice Financing
Authority
5.00%, 12/01/2053
(a)
5,000 5,305
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,695 1,794
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(d)
7,085 6,986
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 3,943
5.00%, 05/15/2033 1,000 1,063
5.00%, 05/15/2034 600 635
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,450
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,021
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(d)
2,000 2,280
City of Los Angeles Department of Airports
4.00%, 05/15/2037 1,000 1,044
5.00%, 05/15/2029 1,250 1,375
5.00%, 05/15/2035
(c)
186 213
5.00%, 05/15/2037
(c)
3,824 4,172
5.00%, 05/15/2044
(c)
5,150 5,297
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 $ 2,210 $ 2,323
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,150 1,165
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,359
San Diego County Regional Airport Authority
5.00%, 07/01/2033 500 552
5.00%, 07/01/2034 415 456
5.00%, 07/01/2035 300 327
5.00%, 07/01/2037 450 483
5.00%, 07/01/2038 500 535
5.00%, 07/01/2040 65 69
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,757
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,548
State of California
5.00%, 08/01/2028 2,000 2,247
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,005
$ 56,409
Colorado - 2 .30%
Colorado Health Facilities Authority
4.00%, 11/15/2043 6,280 6,067
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,009
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,011
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 902
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 931
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,203
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,221
$ 13,344
Connecticut - 1 .04%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
4,000 4,005
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 2,036
$ 6,041
District of Columbia - 3 .08%
District of Columbia
5.00%, 03/01/2029 2,000 2,282
5.00%, 02/01/2031 2,650 3,135
Metropolitan Washington Airports Authority
Aviation Revenue
5.00%, 10/01/2033 10,135 11,378
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,046
$ 17,841
Florida - 5 .09%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,184
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,564

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Florida Development Finance Corp
3.00%, 06/01/2032 $ 5,000 $ 3,860
5.00%, 05/01/2029
(b)
2,000 1,874
7.38%, 01/01/2049
(b)
4,000 3,790
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,000 7,154
Hillsborough County Aviation Authority
5.00%, 10/01/2047 2,000 2,100
Orange County School Board
5.00%, 08/01/2032 5,000 5,971
$ 29,497
Georgia - 3 .25%
Development Authority of Appling County
1.50%, 01/01/2038
(a)
2,500 2,367
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
3,310 3,048
5.00%, 01/01/2054
(b)
1,000 798
Georgia Ports Authority
5.00%, 07/01/2036 2,850 3,274
5.25%, 07/01/2039 3,585 4,155
Georgia State Road & Tollway Authority (credit
support from State Guaranteed )
4.00%, 07/15/2038
(d)
5,000 5,201
$ 18,843
Illinois - 12 .33%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,132
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,564
City of Chicago IL
5.25%, 01/01/2029 2,000 2,043
5.50%, 01/01/2049 1,000 1,041
6.00%, 01/01/2038 2,965 3,156
7.46%, 02/15/2026 461 336
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,022
5.00%, 01/01/2032 1,000 1,017
5.00%, 01/01/2033 2,625 2,674
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,023
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,626
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,700 2,881
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 5,467
5.00%, 01/01/2040
(c)
2,000 2,067
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
4.00%, 12/15/2042
(d)
5,000 4,680
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,548
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 5,369
5.00%, 12/01/2038 1,500 1,676
5.25%, 12/01/2032 1,500 1,838
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Sales Tax Securitization Corp
5.00%, 01/01/2036 $ 1,000 $ 1,081
5.00%, 01/01/2040 3,000 3,150
5.25%, 01/01/2048 1,250 1,312
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
5.00%, 01/01/2037
(d)
2,000 2,168
State of Illinois
5.00%, 11/01/2027 2,415 2,589
5.00%, 11/01/2028 4,590 4,928
5.00%, 12/01/2032 1,380 1,472
5.50%, 01/01/2030 500 568
5.50%, 10/01/2044 6,855 7,576
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 134
$ 71,438
Indiana - 0 .67%
City of Whiting IN
3.00%, 11/01/2051 455 328
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,644
Town of Shoals IN
7.25%, 11/01/2043 1,910 1,929
$ 3,901
Kentucky - 2 .19%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 845
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,159
Kentucky Public Energy Authority
4.00%, 01/01/2049
(a)
3,000 3,007
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,685
$ 12,696
Louisiana - 3 .65%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,602
4.40%, 11/01/2044
(b)
1,805 1,700
5.50%, 11/01/2039
(b)
2,390 2,496
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(a)
3,320 3,274
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,025
6.10%, 12/01/2040
(a),(b)
1,000 1,077
Parish of St John the Baptist LA
4.05%, 06/01/2037
(a)
5,000 4,973
$ 21,147
Maine - 0 .31%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 1,783
Maryland - 0 .70%
State of Maryland
5.00%, 08/01/2030 3,450 4,050
Massachusetts - 2 .14%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,274
Massachusetts Development Finance Agency
5.00%, 11/15/2032 3,000 3,682
5.25%, 07/01/2048 3,050 3,253

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Massachusetts (continued)
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 $ 665 $ 665
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,093
5.00%, 07/01/2039 1,340 1,414
$ 12,381
Michigan - 3 .10%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,022
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,116
5.00%, 05/01/2037
(d)
1,000 1,105
5.00%, 05/01/2038
(d)
2,000 2,192
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 930
Michigan Finance Authority
4.00%, 02/15/2047 3,400 3,213
Michigan Strategic Fund
4.00%, 10/01/2061
(a)
5,000 4,967
5.00%, 06/30/2048 2,390 2,392
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,024
$ 17,961
Mississippi - 0 .17%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(a)
1,000 980
Missouri - 0 .95%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,427
5.00%, 07/01/2044 1,100 1,163
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,698
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,222
$ 5,510
Montana - 1 .15%
County of Gallatin MT
4.00%, 10/15/2046
(b)
5,000 3,915
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
835 819
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,928
$ 6,662
Multi-State and Other - 0 .22%
JPMorgan Chase Putters/Drivers Trust
4.40%, 03/20/2024
(a),(b)
400 400
4.40%, 03/20/2024
(a),(b)
900 900
$ 1,300
Nebraska - 0 .18%
Lincoln Airport Authority
4.00%, 07/01/2035 1,000 1,026
Nevada - 2 .34%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
9,200 9,647
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,941
$ 13,588
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Hampshire - 1 .65%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(a)
$ 6,750 $ 6,599
3.75%, 07/01/2045
(a),(b)
1,000 759
4.00%, 11/01/2027
(b)
1,000 947
4.13%, 01/20/2034 401 393
4.88%, 11/01/2042
(b)
1,000 870
$ 9,568
New Jersey - 5 .54%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 759
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 820
5.75%, 04/01/2031 1,005 1,003
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,066
5.25%, 06/15/2034 2,250 2,342
North Hudson Sewerage Authority/NJ (credit
support from Assured Guaranty Municipal Corp )
5.00%, 06/01/2034
(d)
180 220
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,082
State of New Jersey
4.00%, 06/01/2031 5,000 5,459
5.00%, 06/01/2027 2,100 2,295
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 4,751
5.25%, 06/01/2046 7,000 7,320
$ 32,117
New Mexico - 0 .08%
City of Farmington NM
2.15%, 04/01/2033 600 481
New York - 8 .01%
Metropolitan Transportation Authority
5.00%, 11/15/2025 400 414
5.00%, 11/15/2032 1,000 1,103
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
1,000 1,139
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,301
5.25%, 11/01/2037 3,000 3,536
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 760
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,207
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 140
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 984
4.00%, 10/31/2041 1,000 914
4.00%, 12/01/2042 1,000 914
5.00%, 12/01/2027 1,000 1,078
5.00%, 12/01/2028 2,350 2,576
5.00%, 01/01/2032 7,200 7,539
5.00%, 01/01/2034 3,200 3,342
5.00%, 10/01/2035 2,000 2,108
5.00%, 12/01/2035 2,850 3,146
5.00%, 10/01/2040 2,000 2,049
5.00%, 12/01/2041 1,000 1,040
5.00%, 07/01/2046 3,500 3,473
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,315
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 52

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
Westchester County Local Development Corp
5.00%, 11/01/2046 $ 2,400 $ 2,311
$ 46,441
North Carolina - 0 .78%
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,037
Raleigh Durham Airport Authority
5.00%, 05/01/2033 2,000 2,211
5.00%, 05/01/2034 1,150 1,268
$ 4,516
Ohio - 2 .58%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,120
4.00%, 06/01/2039 1,850 1,807
5.00%, 06/01/2055 5,550 5,173
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,382
5.00%, 01/01/2046 2,500 2,192
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 945
4.50%, 01/15/2048
(b)
850 782
Port of Greater Cincinnati Development Authority
4.25%, 12/01/2050
(b)
2,000 1,529
$ 14,930
Oregon - 0 .00%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(e)
1,000 5
Pennsylvania - 6 .18%
Allegheny County Airport Authority
5.00%, 01/01/2056 460 474
Allegheny County Industrial Development
Authority
5.13%, 05/01/2030 1,630 1,661
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,182
Lancaster Industrial Development Authority
4.00%, 07/01/2046 750 572
4.00%, 07/01/2051 1,000 735
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,431
Pennsylvania Turnpike Commission
5.00%, 12/01/2028 2,000 2,225
5.00%, 12/01/2036 1,725 1,841
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 4,055 4,400
5.25%, 12/01/2044 4,350 4,683
Sports & Exhibition Authority of Pittsburgh and
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2034
(d)
1,895 2,184
5.00%, 02/01/2035
(d)
9,140 10,456
$ 35,844
Puerto Rico - 1 .40%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
111 105
0.00%, 07/01/2033
(e)
428 250
0.00%, 11/01/2043
(a),(e)
1,571 738
4.00%, 07/01/2033 2,933 2,683
4.00%, 07/01/2037 257 224
4.00%, 07/01/2041 349 293
4.00%, 07/01/2046 363 294
5.25%, 07/01/2023 1,995 1,997
5.38%, 07/01/2025 371 378
5.63%, 07/01/2027 367 383
5.63%, 07/01/2029 361 382
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico (continued)
Commonwealth of Puerto Rico   (continued)
5.75%, 07/01/2031 $ 351 $ 376
$ 8,103
South Carolina - 1 .27%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 1,830 1,706
5.25%, 11/15/2052 1,500 1,374
6.00%, 06/01/2031
(b)
1,000 870
6.25%, 06/01/2040
(b)
1,000 785
6.50%, 06/01/2051
(b)
3,500 2,621
$ 7,356
South Dakota - 0 .25%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,455
Tennessee - 1 .11%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,622
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(b)
1,000 800
Tennergy Corp/TN
5.00%, 02/01/2050
(a)
1,000 1,016
$ 6,438
Texas - 7 .58%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,838
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,312
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,006
6.63%, 07/15/2038 5,000 5,014
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,075
Matagorda County Navigation District No 1
2.60%, 11/01/2029 2,600 2,329
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,018
Port Beaumont Navigation District
2.75%, 01/01/2036
(b)
1,000 709
2.88%, 01/01/2041
(b)
1,000 652
3.63%, 01/01/2035
(b)
4,535 3,614
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 95
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,075
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 10,015 10,463
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2032 2,450 2,482
5.00%, 12/31/2033 4,000 4,294
7.00%, 12/31/2038 1,000 1,010
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 918
$ 43,904
Utah - 1 .42%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,029
5.00%, 10/15/2032 4,385 4,503
5.00%, 10/15/2037 1,500 1,506
5.38%, 10/15/2040 1,200 1,211
$ 8,249

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virginia - 2 .73%
County of Botetourt VA
6.00%, 07/01/2034 $ 1,000 $ 1,008
6.00%, 07/01/2044 1,000 990
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,219
King George County Economic Development
Authority
2.50%, 06/01/2023
(a)
1,600 1,597
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,319
Virginia Public School Authority (credit support
from State Intercept Program )
5.00%, 08/01/2030
(d)
3,535 4,051
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,684
4.00%, 01/01/2039 1,000 940
$ 15,808
Washington - 1 .02%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,816
Washington State Housing Finance Commission
3.50%, 12/20/2035 107 100
$ 5,916
West Virginia - 0 .21%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(a)
1,250 1,230
Wisconsin - 1 .53%
Public Finance Authority
4.00%, 03/31/2056 2,500 1,999
5.00%, 01/01/2024 2,500 2,511
5.00%, 12/01/2025 3,000 3,045
5.00%, 10/01/2043
(b)
1,500 1,291
$ 8,846
TOTAL MUNICIPAL BONDS $ 591,370
Total Investments $ 591,842
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.05)%
Notes with interest rates of 3.89% - 3.96% at
April 30, 2023 and contractual maturities of
collateral from 2023-2029.
(f)
$ (17,648) (17,648)
Total Net Investments $ 574,194
Other Assets and Liabilities -  0.94% 5,425
TOTAL NET ASSETS - 100.00% $ 579,619
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $49,815 or 8.59% of net assets.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2023.
Portfolio Summary
Sector Percent
Revenue Bonds 76 .07%
General Obligation Unlimited 10 .57%
Insured 9 .60%
Prerefunded 1 .90%
General Obligation Limited 1 .36%
Certificate Participation 1 .09%
Tax Allocation 0 .68%
Special Tax 0 .32%
Special Assessment 0 .31%
Notes 0 .13%
Investment Companies 0 .08%
Liability For Floating Rate Notes Issued ( 3 .05 ) %
Other Assets and Liabilities
0 .94%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
April 30, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2023(b) $ 9 .27 $ 0 .14 $ 0 .51 $ 0 .65 ( $ 0 .13 ) ( $ 0 .13 ) $ 9 .79
2022 11 .02 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .25 ) ( 0 .25 ) 9 .27
2021 10 .85 0 .24 0 .17 0 .41 ( 0 .24 ) ( 0 .24 ) 11 .02
2020 10 .80 0 .25 0 .01 0 .26 ( 0 .21 ) ( 0 .21 ) 10 .85
2019 10 .10 0 .32 0 .67 0 .99 ( 0 .29 ) ( 0 .29 ) 10 .80
2018 10 .53 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .33 ) ( 0 .33 ) 10 .10
Class C shares
2023(b) 9 .29 0 .10 0 .51 0 .61 ( 0 .09 ) ( 0 .09 ) 9 .81
2022 11 .05 0 .16 ( 1 .76 ) ( 1 .60 ) ( 0 .16 ) ( 0 .16 ) 9 .29
2021 10 .87 0 .15 0 .18 0 .33 ( 0 .15 ) ( 0 .15 ) 11 .05
2020 10 .82 0 .16 0 .01 0 .17 ( 0 .12 ) ( 0 .12 ) 10 .87
2019 10 .12 0 .24 0 .66 0 .90 ( 0 .20 ) ( 0 .20 ) 10 .82
2018 10 .55 0 .27 ( 0 .46 ) ( 0 .19 ) ( 0 .24 ) ( 0 .24 ) 10 .12
Institutional shares
2023(b) 9 .27 0 .15 0 .52 0 .67 ( 0 .14 ) ( 0 .14 ) 9 .80
2022 11 .03 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .27 ) ( 0 .27 ) 9 .27
2021 10 .86 0 .26 0 .18 0 .44 ( 0 .27 ) ( 0 .27 ) 11 .03
2020 10 .81 0 .28 0 .01 0 .29 ( 0 .24 ) ( 0 .24 ) 10 .86
2019 10 .10 0 .35 0 .68 1 .03 ( 0 .32 ) ( 0 .32 ) 10 .81
2018 10 .54 0 .38 ( 0 .46 ) ( 0 .08 ) ( 0 .36 ) ( 0 .36 ) 10 .10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .05% (c) ,(d) $ 331,194 0 .87% (e) 0 .72% (e) ,(f) 2 .82% (e) 40 .0% (e)
( 13 .86 ) (d) ,(g) 328,411 0 .78 0 .72 (f) 2 .42 38 .9
3 .89 (d) ,(g) 471,777 0 .79 0 .76 (f) 2 .11 13 .2
2 .44 (d) 446,357 0 .79 0 .76 (f) 2 .29 40 .1
9 .94 (d) 420,656 0 .81 0 .78 (f) 3 .08 42 .3
( 1 .00 ) (d) 283,709 0 .83 0 .77 (f) 3 .45 49 .0
6 .60 (c) ,(d) 25,428 1 .70 (e) 1 .55 (e) ,(f) 1 .99 (e) 40 .0 (e)
( 14 .55 ) (d) 26,031 1 .60 1 .54 (f) 1 .59 38 .9
3 .05 (d) 39,213 1 .59 1 .56 (f) 1 .31 13 .2
1 .61 (d) 41,166 1 .60 1 .57 (f) 1 .49 40 .1
9 .01 (d) 41,462 1 .65 1 .62 (f) 2 .26 42 .3
( 1 .82 ) (d) 33,333 1 .67 1 .61 (f) 2 .62 49 .0
7 .30 (c) 233,067 0 .61 (e) ,(h) 0 .46 (e) ,(f) ,(h) 3 .08 (e) 40 .0 (e)
( 13 .65 ) 198,684 0 .53 (h) 0 .47 (f) ,(h) 2 .68 38 .9
4 .05 217,309 0 .54 (h) 0 .51 (f) ,(h) 2 .36 13 .2
2 .70 166,577 0 .54 (h) 0 .51 (f) ,(h) 2 .60 40 .1
10 .34 132,152 0 .54 (h) 0 .51 (f) ,(h) 3 .35 42 .3
( 0 .84 ) 96,073 0 .57 (h) 0 .51 (f) ,(h) 3 .71 49 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2023(b) $ 8.19 $ 0.10 $ 0 .46 $ 0.56 ( $ 0.12) ( $ 0.12) $ 8.63
2022 9.95 0.16 (1.72) (1.56) (0.20) (0.20) 8.19
2021 10.17 0.13 (0.16) (0.03) (0.19) (0.19) 9.95
2020 9.78 0.18 0.43 0.61 (0.22) (0.22) 10.17
2019 9.18 0.24 0.64 0.88 (0.28) (0.28) 9.78
2018 9.56 0.28 (0.37) (0.09) (0.29) (0.29) 9.18
Class C shares
2023(b) 8.24 0.06 0.47 0.53 (0.08) (0.08) 8.69
2022 10.02 0.08 (1.74) (1.66) (0.12) (0.12) 8.24
2021 10.24 0.05 (0.16) (0.11) (0.11) (0.11) 10.02
2020 9.85 0.10 0.43 0.53 (0.14) (0.14) 10.24
2019 9.23 0.16 0.66 0.82 (0.20) (0.20) 9.85
2018 9.62 0.21 (0.38) (0.17) (0.22) (0.22) 9.23
Class J shares
2023(b) 8.21 0.11 0.45 0.56 (0.12) (0.12) 8.65
2022 9.98 0.17 (1.72) (1.55) (0.22) (0.22) 8.21
2021 10.19 0.15 (0.15) – (0.21) (0.21) 9.98
2020 9.81 0.19 0 .43 0.62 (0.24) (0.24) 10.19
2019 9.20 0.25 0.65 0.90 (0.29) (0.29) 9.81
2018 9.59 0.30 (0.39) (0.09) (0.30) (0.30) 9.20
Institutional shares
2023(b) 8.22 0.12 0.45 0.57 (0.13) (0.13) 8.66
2022 9.99 0.18 (1.72) (1.54) (0.23) (0.23) 8.22
2021 10.20 0.16 (0.15) 0.01 (0.22) (0.22) 9.99
2020 9.81 0.20 0.44 0.64 (0.25) (0.25) 10.20
2019 9.20 0.27 0.65 0.92 (0.31) (0.31) 9.81
2018 9.59 0.31 (0.38) (0.07) (0.32) (0.32) 9.20
R-1 shares
2023(b) 8.22 0.08 0.46 0.54 (0.10) (0.10) 8 .66
2022 9.99 0.11 (1.72) (1.61) (0.16) (0.16) 8.22
2021 10.20 0.08 (0.15) (0.07) (0.14) (0.14) 9.99
2020 9.82 0.13 0.42 0.55 (0.17) (0.17) 10.20
2019 9.21 0.20 0.65 0.85 (0.24) (0.24) 9 .82
2018 9.59 0.24 (0.37) (0.13) (0.25) (0.25) 9.21

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.81% (c),(d) $ 204,067 0.78% (e) – % 2.45% (e) 11.0% (e)
(15.89) (d),(f) 199,804 0.76 – 1.71 13.7
(0.18) (d),(f) 293,606 0.78 – 1.30 15.8
6.32 (d) 337,294 0.82 – 1.77 21.0
9.73 (d) 261,383 0.88 – 2.52 19.8
(0.94) (d) 226,417 0.88 – 3.01 9.2
6.39 (c),(d) 16,724 1.72 (e) – 1.50 (e) 11.0 (e)
(16.63) (d) 18,318 1.62 – 0.84 13.7
(1.10) (d) 31,255 1.61 – 0.48 15.8
5.42 (d) 53,725 1.63 – 0.97 21.0
8.99 (d) 49,336 1.71 – 1.71 19.8
(1.82) (d) 52,031 1.67 – 2.21 9.2
6.86 (c),(d) 88,846 0.64 (e),(g) 0.66 (e),(h) 2.59 (e) 11.0 (e)
(15.74) (d) 84,794 0.62 (g) 0.64 (h) 1.85 13.7
(0.05) (d) 114,866 0.64 (g) 0.66 (h) 1.44 15.8
6.34 (d) 132,319 0.68 (g) 0.71 (h) 1.91 21.0
9.94 (d) 97,925 0.77 (g) 0.80 (h) 2.64 19.8
(0.91) (d) 85,102 0.74 (g) 0.77 (h) 3.15 9.2
6.95 (c) 778,233 0.46 (e),(i) – 2.77 (e) 11.0 (e)
(15.60) 636,066 0.47 (i) – 2.00 13.7
0.06 770,550 0.54 (i) – 1.55 15.8
6.56 674,265 0.58 (i) – 2.02 21.0
10.14 519,888 0.58 (i) – 2.82 19.8
(0.75) 413,469 0.58 (i) – 3.30 9.2
6.53 (c) 7,468 1.26 (e) – 1.97 (e) 11.0 (e)
(16.27) 7,203 1.26 – 1.20 13.7
(0.69) 11,332 1.29 – 0.79 15.8
5.65 12,967 1.33 – 1.28 21.0
9.28 15,209 1.36 – 2.07 19.8
(1.41) 16,422 1.36 – 2.53 9.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
R-3 shares
2023(b) $ 8 .24 $ 0 .10 $ 0 .45 $ 0 .55 ( $ 0 .11 ) ( $ 0 .11 ) $ 8 .68
2022 10 .01 0 .14 ( 1 .72 ) ( 1 .58 ) ( 0 .19 ) ( 0 .19 ) 8 .24
2021 10 .22 0 .11 ( 0 .15 ) ( 0 .04 ) ( 0 .17 ) ( 0 .17 ) 10 .01
2020 9 .83 0 .16 0 .43 0 .59 ( 0 .20 ) ( 0 .20 ) 10 .22
2019 9 .22 0 .23 0 .64 0 .87 ( 0 .26 ) ( 0 .26 ) 9 .83
2018 9 .61 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .28 ) 9 .22
R-4 shares
2023(b) 8 .23 0 .10 0 .46 0 .56 ( 0 .12 ) ( 0 .12 ) 8 .67
2022 10 .00 0 .16 ( 1 .73 ) ( 1 .57 ) ( 0 .20 ) ( 0 .20 ) 8 .23
2021 10 .21 0 .13 ( 0 .15 ) ( 0 .02 ) ( 0 .19 ) ( 0 .19 ) 10 .00
2020 9 .83 0 .18 0 .42 0 .60 ( 0 .22 ) ( 0 .22 ) 10 .21
2019 9 .22 0 .24 0 .65 0 .89 ( 0 .28 ) ( 0 .28 ) 9 .83
2018 9 .60 0 .28 ( 0 .37 ) ( 0 .09 ) ( 0 .29 ) ( 0 .29 ) 9 .22
R-5 shares
2023(b) 8 .21 0 .11 0 .45 0 .56 ( 0 .12 ) ( 0 .12 ) 8 .65
2022 9 .98 0 .17 ( 1 .73 ) ( 1 .56 ) ( 0 .21 ) ( 0 .21 ) 8 .21
2021 10 .19 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .20 ) ( 0 .20 ) 9 .98
2020 9 .81 0 .19 0 .42 0 .61 ( 0 .23 ) ( 0 .23 ) 10 .19
2019 9 .20 0 .25 0 .65 0 .90 ( 0 .29 ) ( 0 .29 ) 9 .81
2018 9 .59 0 .29 ( 0 .38 ) ( 0 .09 ) ( 0 .30 ) ( 0 .30 ) 9 .20
R-6 shares
2023(b) 8 .21 0 .12 0 .45 0 .57 ( 0 .13 ) ( 0 .13 ) 8 .65
2022 9 .98 0 .19 ( 1 .72 ) ( 1 .53 ) ( 0 .24 ) ( 0 .24 ) 8 .21
2021 10 .19 0 .17 ( 0 .15 ) 0 .02 ( 0 .23 ) ( 0 .23 ) 9 .98
2020 9 .80 0 .21 0 .44 0 .65 ( 0 .26 ) ( 0 .26 ) 10 .19
2019 9 .20 0 .27 0 .65 0 .92 ( 0 .32 ) ( 0 .32 ) 9 .80
2018 9 .58 0 .32 ( 0 .37 ) ( 0 .05 ) ( 0 .33 ) ( 0 .33 ) 9 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .68% (c) $ 9,798 0 .95% (d) 2 .28% (d) 11 .0% (d)
( 15 .97 ) 10,025 0 .95 1 .52 13 .7
( 0 .38 ) 12,325 0 .98 1 .10 15 .8
6 .07 19,911 1 .02 1 .59 21 .0
9 .61 24,860 1 .05 2 .38 19 .8
( 1 .21 ) 27,890 1 .05 2 .83 9 .2
6 .79 (c) 9,006 0 .76 (d) 2 .47 (d) 11 .0 (d)
( 15 .83 ) 10,822 0 .76 1 .71 13 .7
( 0 .19 ) 14,605 0 .79 1 .29 15 .8
6 .17 13,116 0 .83 1 .77 21 .0
9 .82 17,519 0 .86 2 .57 19 .8
( 0 .92 ) 19,693 0 .86 3 .02 9 .2
6 .87 (c) 20,938 0 .64 (d) 2 .59 (d) 11 .0 (d)
( 15 .76 ) 18,198 0 .64 1 .81 13 .7
( 0 .07 ) 32,242 0 .67 1 .41 15 .8
6 .31 38,478 0 .71 1 .89 21 .0
9 .97 35,845 0 .74 2 .68 19 .8
( 0 .91 ) 33,909 0 .74 3 .11 9 .2
7 .00 (c) 9,217,495 0 .38 (d) 2 .85 (d) 11 .0 (d)
( 15 .54 ) 8,288,998 0 .38 2 .10 13 .7
0 .18 9,159,603 0 .41 (e) 1 .67 15 .8
6 .69 8,278,200 0 .45 (e) 2 .15 21 .0
10 .14 5,666,716 0 .48 (e) 2 .86 19 .8
( 0 .55 ) 2,034,970 0 .48 (e) 3 .40 9 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2023(b) $ 8.84 $ 0.14 $ 0.44 $ 0.58 ( $ 0.13) $ – ( $ 0.13) $ 9.29
2022 10.99 0.20 (2.05) (1.85) (0.17) (0.13) (0.30) 8.84
2021 11.57 0.17 (0.03) 0.14 (0.19) (0.53) (0.72) 10.99
2020 11.13 0.24 0.54 0.78 (0.34) – (0.34) 11.57
2019 10.36 0.30 0.78 1.08 (0.31) – (0.31) 11.13
2018 10.98 0.30 (0.60) ( 0 .30) (0.32) – (0.32) 10.36
Class J shares
2023(b) 8.91 0.14 0.45 0.59 (0.13) – (0.13) 9.37
2022 11.08 0.20 (2.07) (1.87) (0.17) (0.13) (0.30) 8.91
2021 11.66 0.18 (0.03) 0.15 (0.20) (0.53) (0.73) 11.08
2020 11.21 0.25 0.54 0.79 (0.34) – (0.34) 11.66
2019 10.43 0.30 0.79 1 .09 (0.31) – (0.31) 11.21
2018 11.06 0.31 (0.61) (0.30) (0.33) – (0.33) 10.43
Institutional shares
2023(b) 8.84 0.15 0.43 0.58 (0.14) – (0.14) 9.28
2022 10.98 0.23 (2.04) (1.81) (0.20) (0.13) ( 0 .33) 8.84
2021 11.57 0.21 (0.04) 0.17 (0.23) (0.53) (0.76) 10.98
2020 11.13 0.28 0.53 0 .81 (0.37) – (0.37) 11.57
2019 10.35 0.34 0.79 1.13 (0.35) – (0.35) 11.13
2018 10.98 0.34 (0.60) (0.26) (0.37) – (0.37) 10.35
R-1 shares
2023(b) 8.83 0.11 0.45 0.56 (0.11) – (0.11) 9.28
2022 10.98 0.15 (2.05) (1.90) (0.12) (0.13) (0.25) 8.83
2021 11.56 0.11 (0.02) 0.09 (0.14) (0.53) (0.67) 10.98
2020 11.13 0.19 0.52 0.71 (0.28) – (0.28) 11.56
2019 10.35 0.25 0.79 1.04 (0.26) – (0.26) 11.13
2018 10.98 0.25 (0.60) (0.35) (0.28) – (0.28) 10.35

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.61% (c),(d) $ 72,762 0.84% (e),(f) – % 3.05% (e) 147.2% (e)
(17.03) (d) 69,698 0.84 (f) – 2.04 160.7
1.24 (d) 94,268 0.84 (f) – 1.54 181.5
6.98 (d),(g) 100,498 0.88 (f) – 2.12 167.0
10.63 (d),(g) 89,060 0.88 (f) – 2.75 138.6
(2.74) (d) 78,179 0.88 (f) – 2.80 134.0
6.63 (c),(d) 107,461 0.92 (e),(h) 0.98 (e),(i) 2.97 (e) 147.2 (e)
(17.08) (d) 103,790 0.85 (h) 0.93 (i) 2.04 160.7
1.25 (d) 142,242 0.82 (h) 0.91 (i) 1.56 181.5
7.07 (d),(g) 155,238 0.83 (h) 0.92 (i) 2.17 167.0
10.66 (d),(g) 137,858 0.88 (h) 0.97 (i) 2.76 138.6
(2.76) (d) 131,877 0.82 (h) 0.91 (i) 2.86 134.0
6.76 (c),(g) 377,347 0.56 (e),(f) – 3.33 (e) 147.2 (e)
(16.89) (g) 350,465 0.56 (f) – 2.34 160.7
1.54 (g) 398,554 0.56 (f) – 1.85 181.5
7.41 318,810 0.57 (f) – 2.44 167.0
11.10 1,156,182 0.46 (f) – 3.18 138.6
(2.42) 2,925,885 0.46 (f) – 3.22 134.0
6.34 (c) 3,034 1.38 (e),(f) – 2.50 (e) 147.2 (e)
(17.50) 3,181 1.38 (f) – 1.51 160.7
0.71 3,719 1.38 (f) – 1.03 181.5
6.45 4,234 1.38 (f) – 1.65 167.0
10.15 4,758 1.33 (f) – 2.30 138.6
(3.27) 4,308 1.33 (f) – 2.35 134.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
R-3 shares
2023(b) $ 8 .77 $ 0 .13 $ 0 .44 $ 0 .57 ( $ 0 .12 ) $ – ( $ 0 .12 ) $ 9 .22
2022 10 .91 0 .18 ( 2 .04 ) ( 1 .86 ) ( 0 .15 ) ( 0 .13 ) ( 0 .28 ) 8 .77
2021 11 .49 0 .15 ( 0 .03 ) 0 .12 ( 0 .17 ) ( 0 .53 ) ( 0 .70 ) 10 .91
2020 11 .06 0 .22 0 .52 0 .74 ( 0 .31 ) – ( 0 .31 ) 11 .49
2019 10 .29 0 .28 0 .78 1 .06 ( 0 .29 ) – ( 0 .29 ) 11 .06
2018 10 .91 0 .28 ( 0 .59 ) ( 0 .31 ) ( 0 .31 ) – ( 0 .31 ) 10 .29
R-4 shares
2023(b) 8 .98 0 .14 0 .45 0 .59 ( 0 .13 ) – ( 0 .13 ) 9 .44
2022 11 .16 0 .20 ( 2 .08 ) ( 1 .88 ) ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 8 .98
2021 11 .74 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .16
2020 11 .29 0 .25 0 .53 0 .78 ( 0 .33 ) – ( 0 .33 ) 11 .74
2019 10 .50 0 .30 0 .80 1 .10 ( 0 .31 ) – ( 0 .31 ) 11 .29
2018 11 .13 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) – ( 0 .33 ) 10 .50
R-5 shares
2023(b) 8 .78 0 .14 0 .45 0 .59 ( 0 .14 ) – ( 0 .14 ) 9 .23
2022 10 .92 0 .21 ( 2 .04 ) ( 1 .83 ) ( 0 .18 ) ( 0 .13 ) ( 0 .31 ) 8 .78
2021 11 .50 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .92
2020 11 .07 0 .25 0 .53 0 .78 ( 0 .35 ) – ( 0 .35 ) 11 .50
2019 10 .30 0 .31 0 .79 1 .10 ( 0 .33 ) – ( 0 .33 ) 11 .07
2018 10 .93 0 .32 ( 0 .61 ) ( 0 .29 ) ( 0 .34 ) – ( 0 .34 ) 10 .30

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .43% (c) ,(d) $ 15,050 1 .07% (e) ,(f) 2 .82% (e) 147 .2% (e)
( 17 .25 ) 13,893 1 .07 (f) 1 .81 160 .7
1 .03 20,465 1 .07 (f) 1 .33 181 .5
6 .83 20,466 1 .07 (f) 1 .93 167 .0
10 .45 17,923 1 .02 (f) 2 .61 138 .6
( 2 .89 ) 16,316 1 .02 (f) 2 .65 134 .0
6 .59 (c) 4,346 0 .88 (e) ,(f) 2 .99 (e) 147 .2 (e)
( 17 .08 ) 5,015 0 .88 (f) 2 .00 160 .7
1 .19 6,969 0 .88 (f) 1 .52 181 .5
7 .06 8,449 0 .88 (f) 2 .16 167 .0
10 .63 11,540 0 .83 (f) 2 .79 138 .6
( 2 .75 ) 10,643 0 .83 (f) 2 .84 134 .0
6 .70 (c) 40,061 0 .76 (e) ,(f) 3 .13 (e) 147 .2 (e)
( 16 .98 ) 38,423 0 .76 (f) 2 .16 160 .7
1 .34 44,691 0 .76 (f) 1 .64 181 .5
7 .15 49,176 0 .76 (f) 2 .23 167 .0
10 .78 38,543 0 .71 (f) 2 .93 138 .6
( 2 .68 ) 43,741 0 .71 (f) 2 .97 134 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME FUND
Class A shares
2023(b) $ 11.58 $ 0.36 $ 0.28 $ 0.64 ( $ 0.34) $ – ( $ 0.34) $ 11.88
2022 13.87 0.55 (2.27) (1.72) (0.56) (0.01) (0.57) 11.58
2021 12.57 0.56 1.32 1.88 (0.58) – (0.58) 13.87
2020 13.72 0.60 (1.15) (0.55) (0.56) (0.04) (0.60) 12.57
2019 13.20 0.69 0.48 1.17 (0.65) – (0.65) 13.72
2018 14.16 0.65 (1.01) (0.36) (0.58) (0.02) (0.60) 13.20
Class C shares
2023(b) 11.51 0.31 0.28 0.59 (0.29) – (0.29) 11.81
2022 13.78 0.45 (2.25) (1.80) (0.47) – (0.47) 11.51
2021 12.49 0.47 1.29 1.76 (0.47) – (0.47) 13.78
2020 13.63 0.50 (1.14) (0.64) (0.47) (0.03) (0.50) 12.49
2019 13.12 0.58 0.47 1.05 (0.54) – (0.54) 13.63
2018 14.07 0.54 (1.00) (0.46) (0.48) (0.01) (0.49) 13.12
Institutional shares
2023(b) 11.52 0.38 0.27 0.65 (0.35) – (0.35) 11.82
2022 13.79 0.59 (2.24) (1.65) (0.61) (0.01) (0.62) 11.52
2021 12.50 0.61 1.31 1.92 (0.63) – (0.63) 13.79
2020 13.66 0.64 (1.16) (0.52) (0.60) (0.04) (0.64) 12.50
2019 13.14 0.73 0.48 1.21 (0.69) – (0.69) 13.66
2018 14.10 0.69 (1.01) (0.32) (0.64) – (0.64) 13.14
R-6 shares
2023(b) 11.51 0.38 0.27 0.65 (0.36) – (0.36) 11.80
2022 13.78 0.58 (2.23) (1.65) (0.61) (0.01) (0.62) 11.51
2021 12.49 0.62 1.30 1.92 (0.63) – (0.63) 13.78
2020 13.64 0.64 (1.15) (0.51) (0.60) (0.04) (0.64) 12.49
2019 13.14 0.73 0.46 1.19 (0.69) – (0.69) 13.64
2018 14.09 0.71 (1.01) (0.30) (0.65) – (0.65) 13.14

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales,
Short Sale Fees and Reverse
Repurchase Agreement
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.52% (c),(d) $ 1,131,049 1.02% (e),(f) N/A 6.10% (e) 51.1% (e)
(12.68) (d) 1,156,493 1.01% (f) N/A 4.31 72.1
15.13 (d) 1,475,288 1.02 (f) N/A 4.10 93.6
(4.01) (d),(g) 1,246,664 1.01 (f) N/A 4.69 79.7
9.17 (d),(g) 1,422,501 1.02 (f) 1.02% (f),(h) 5.10 87.3
(2.67) (d) 1,474,030 1.07 (f) 1.06 (f),(h) 4.68 106.9
5.14 (c),(d) 218,599 1.80 (e),(f) N/A 5.26 (e) 51.1 (e)
(13.30) (d) 269,493 1.77 (f) N/A 3.50 72.1
14.24 (d) 469,597 1.76 (f) N/A 3.48 93.6
(4.71) (d),(g) 828,186 1.77 (f) N/A 3.94 79.7
8.30 (d),(g) 1,403,821 1.79 (f) 1.79 (f),(h) 4.36 87.3
(3.34) (d) 1,761,951 1.82 (f) 1.81 (f),(h) 3.93 106.9
5.64 (c),(g) 1,633,586 0.68 (e),(f) N/A 6.43 (e) 51.1 (e)
(12.31) 1,769,364 0.68 (f) N/A 4.63 72.1
15.52 2,448,424 0.68 (f) N/A 4.48 93.6
(3.71) 2,686,381 0.68 (f) N/A 5.03 79.7
9.49 4,658,602 0.69 (f) 0.69 (f),(h) 5.43 87.3
(2.36) 4,978,450 0.76 (f) 0.75 (f),(h) 5.00 106.9
5.65 (c) 41,162 0.67 (e),(f) N/A 6.43 (e) 51.1 (e)
(12.31) 43,433 0.67 (f) N/A 4.49 72.1
15.54 101,194 0.68 (f) N/A 4.54 93.6
(3.70) (g) 133,451 0.67 (f) N/A 5.04 79.7
9.43 (g) 250,055 0.67 (f) 0.67 (f),(h) 5.42 87.3
(2.26) 210,815 0.73 (f) 0.72 (f),(h) 5.11 106.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2023(b) $ 10.77 $ 0.09 $ 1.82 $ 1.91 ( $ 0.07) $ – ( $ 0.07) $ 12.61
2022 16.33 0.21 (3.85) (3.64) (0.50) (1.42) (1.92) 10 .77
2021 12.74 0.18 3.52 3.70 (0.11) – (0.11) 16.33
2020 12.52 0.11 0.34 0.45 (0.23) – (0.23) 12.74
2019 12.26 0.18 0.79 0.97 (0.15) (0.56) (0.71) 12.52
2018 13.96 0.20 (1.71) (1.51) (0.19) – (0.19) 12.26
Class J shares
2023(b) 10.62 0.10 1.79 1.89 (0.09) – (0.09) 12.42
2022 16.13 0.22 (3.79) (3.57) (0.52) (1.42) (1.94) 10.62
2021 12.58 0.20 3.48 3.68 (0.13) – (0.13) 16.13
2020 12.37 0.12 0.34 0.46 (0.25) – (0.25) 12.58
2019 12.13 0.19 0.78 0.97 (0.17) (0.56) (0.73) 12.37
2018 13.82 0.21 (1.69) (1.48) (0.21) – (0.21) 12.13
Institutional shares
2023(b) 10.71 0.11 1.82 1.93 (0.12) – (0.12) 12.52
2022 16.25 0.25 (3.82) (3.57) (0.55) (1.42) (1.97) 10.71
2021 12.68 0.24 3.49 3.73 (0.16) – (0.16) 16.25
2020 12.47 0.15 0.34 0.49 (0.28) – (0.28) 12.68
2019 12.23 0.09 0.93 1.02 (0.22) (0.56) (0.78) 12.47
2018 13.93 0.26 (1.71) (1.45) (0.25) – (0.25) 12.23
R-1 shares
2023(b) 10.72 0.07 1.81 1.88 (0.02) – (0.02) 12.58
2022 16.25 0.15 (3.83) (3.68) (0.43) (1.42) (1.85) 10.72
2021 12.68 0.11 3.52 3.63 (0.06) – (0.06) 16.25
2020 12.46 0.06 0.33 0.39 (0.17) – (0.17) 12.68
2019 12.20 0.14 0.79 0.93 (0.11) (0.56) (0.67) 12.46
2018 13.89 0.14 (1.70) (1.56) (0.13) – (0.13) 12.20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17.81% (c),(d) $ 217,063 1.25% (e) – % 1.53% (e) 43.6% (e)
(25.02) (d) 193,894 1.23 (f) – 1.65 57.0
29.16 (d) 267,701 1.18 – 1.16 48.7
3.59 (d) 209,868 1.20 (g) – 0.90 45.1
8.93 (d) 217,243 1.27 (g) – 1.52 51.0
(10.99) (d) 217,118 1.31 – 1.42 51.1
17.84 (c),(d) 146,105 1.14 (e),(h) 1.16 (e) ,(i) 1.65 (e) 43.6 (e)
(24.93) (d) 125,792 1.12 (f),(h) 1.14 (i) 1.76 57.0
29.35 (d) 178,815 1.05 (h) 1.08 (i) 1.28 48.7
3.67 (d) 143,722 1.09 (h) 1.15 (i) 1.01 45.1
9.03 (d) 153,026 1.16 (h) 1.27 (i) 1.63 51.0
(10.89) (d) 155,540 1.17 (h) 1.20 (i) 1.56 51.1
18.09 (c) 439,237 0.85 (e),(g) – 1.92 (e) 43.6 (e)
(24.77) 402,288 0.88 (f),(g) – 1.99 57.0
29.63 (j) 557,003 0.85 (g) – 1.50 48.7
3.86 (j) 400,116 0.85 (g) – 1.26 45.1
9.43 357,306 0.79 (g) – 0.81 51.0
(10.60) 10,407,141 0.83 (g) – 1.91 51.1
17.55 (c) 2,327 1.64 (e) – 1.14 (e) 43.6 (e)
(25.32) 2,144 1.66 (f) – 1.19 57.0
28.65 3,061 1.63 – 0.68 48.7
3.12 2,905 1.61 (g) – 0.47 45.1
8.50 3,655 1.63 (g) – 1.16 51.0
(11.34) 3,998 1.71 – 0.99 51.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2023(b) $ 10.74 $ 0.08 $ 1.81 $ 1.89 ( $ 0.05) $ – ( $ 0.05) $ 12.58
2022 16.28 0.19 (3.83) (3.64) (0.48) (1.42) (1.90) 10.74
2021 12.70 0.17 3.51 3.68 (0.10) – (0.10) 16.28
2020 12.49 0.10 0.33 0.43 (0.22) – (0.22) 12.70
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
2018 13.90 0.18 (1.70) (1.52) (0.17) – (0.17) 12.21
R-4 shares
2023(b) 10.93 0.10 1.84 1.94 (0.08) – (0.08) 12.79
2022 16.52 0.22 (3.89) (3.67) (0.50) (1.42) (1.92) 10.93
2021 12.88 0.18 3.57 3.75 (0.11) – (0.11) 16.52
2020 12.66 0.12 0.34 0.46 (0.24) – (0.24) 12.88
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
2018 14.10 0.21 (1.73) (1.52) (0.20) – (0.20) 12.38
R-5 shares
2023(b) 10.89 0.10 1.83 1.93 (0.09) – (0.09) 12.73
2022 16.48 0.23 (3.88) (3.65) (0.52) (1.42) (1.94) 10.89
2021 12.85 0.21 3.56 3.77 (0.14) – (0.14) 16.48
2020 12.64 0.14 0.33 0.47 (0.26) – (0.26) 12.85
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
2018 14.07 0.23 (1.72) (1.49) (0.21) – (0.21) 12.37
R-6 shares
2023(b) 10.73 0.12 1.80 1.92 (0.13) – (0.13) 12.52
2022 16.27 0.26 (3.82) (3.56) (0.56) (1.42) (1.98) 10.73
2021 12.69 0.23 3.52 3.75 (0.17) – (0.17) 16.27
2020 12 .48 0.17 0.34 0.51 (0.30) – (0.30) 12.69
2019(h) 11.76 0.21 0.51 0.72 – – – 12.48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17.69% (c) $ 9,614 1.33% (d) 1.41% (d) 43.6% (d)
(25.09) 9,164 1.35 (e) 1.50 57.0
29.03 14,118 1.32 1.06 48.7
3.38 10,932 1.30 (f) 0.78 45.1
8.88 12,322 1.32 (f) 1.48 51.0
(11.07) 15,377 1.40 1.30 51.1
17.81 (c) 7,122 1.14 (d) 1.62 (d) 43.6 (d)
(24.92) 6,467 1.16 (e) 1.69 57.0
29.21 10,683 1.13 1.15 48.7
3.65 10,680 1.11 (f) 0 .98 45.1
9.09 17,271 1.13 (f) 1.54 51.0
(10.94) 27,665 1 .21 1.50 51.1
17.95 (c),(g) 22,134 1.02 (d) 1.63 (d) 43.6 (d)
(24.85) 23,589 1.04 (e) 1.76 57.0
29.41 41,789 1.01 1.35 48.7
3.72 32,242 0.99 (f) 1.11 45.1
9.21 41,586 1.01 (f) 1.78 51.0
(10.74) 47,424 1.09 1.63 51.1
18.00 (c) 3,914,516 0.76 (d),(f) 2.04 (d) 43.6 (d)
(24.66) 3,254,802 0.78 (e),(f) 2.08 57.0
29.71 4,491,999 0.74 (f) 1.51 48.7
4.03 10,370,769 0.73 (f) 1.38 45.1
6.12 (c) 11,175,055 0.73 (d),(f) 2.68 (d) 51.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2023(b) $ 35.30 $ 0.39 $ 1.39 $ 1.78 ( $ 0.30) ( $ 1.35) ( $ 1.65) $ 35.43
2022 41.63 0.56 (4.79) (4.23) (0.49) (1.61) (2.10) 35.30
2021 30.66 0.51 10.94 11.45 (0.48) – (0.48) 41.63
2020 33.25 0.55 (1.68) (1.13) (0.51) (0.95) (1.46) 30.66
2019 30.97 0.56 3.75 4.31 (0.60) (1.43) (2.03) 33.25
2018 31.55 0.64 0.87 1.51 (0.57) (1.52) (2.09) 30.97
Class C shares
2023(b) 34.23 0.25 1.35 1.60 (0.17) (1.35) (1.52) 34.31
2022 40.42 0.26 (4.63) (4.37) (0.21) (1.61) (1.82) 34.23
2021 29.78 0.22 10.62 10.84 (0.20) – (0.20) 40.42
2020 32.33 0.31 (1.62) (1.31) (0.29) (0.95) (1.24) 29.78
2019 30.17 0.32 3.64 3.96 (0.37) (1.43) (1.80) 32.33
2018 30.78 0.40 0.85 1.25 (0.34) (1.52) (1.86) 30.17
Class J shares
2023(b) 35.34 0.41 1.40 1.81 (0.32) (1.35) (1.67) 35.48
2022 41.68 0.60 (4.80) (4.20) (0.53) (1.61) (2.14) 35.34
2021 30.70 0.55 10.94 11.49 (0.51) – (0.51) 41.68
2020 33.29 0.57 (1.69) (1.12) (0.52) (0.95) (1.47) 30.70
2019 31.01 0.56 3.76 4.32 (0.61) (1.43) (2.04) 33.29
2018(i) 32.68 0 .01 (1.68) (1.67) – – – 31.01
Institutional shares
2023(b) 35.36 0.45 1.39 1.84 (0.36) (1.35) (1.71) 35.49
2022 41.69 0.69 (4.79) (4.10) (0.62) (1.61) (2.23) 35.36
2021 30.71 0.64 10.95 11.59 (0.61) – (0.61) 41.69
2020 33.31 0.66 (1.68) (1.02) (0.63) (0.95) (1.58) 30.71
2019 31.02 0.68 3.76 4.44 (0.72) (1.43) (2.15) 33.31
2018 31.59 0.76 0.87 1.63 (0.68) (1.52) (2.20) 31.02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.07% (c),(d) $ 1,181,391 0.87% (e) – % 2.21% (e) 13.3% (e)
(10.64) (d) 1,176,246 0.86 – 1.48 16.9
37.51 (d) 1,424,668 0.86 – 1.33 22.0
(3.49) (d) 1,049,990 0.88 – 1.79 16.9
15.12 (d) 1,200,974 0.91 – 1.81 21.5
4.77 (d) 1,094,052 0.89 – 2.02 13.2
4.71 (c),(d),(f) 90,802 1.63 (e) – 1.45 (e) 13.3 (e)
(11.33) (d),(f) 97,145 1.62 – 0.72 16.9
36.49 (d),(f) 125,768 1.61 – 0.61 22.0
(4.23) (d) 120,112 1.63 – 1.05 16.9
14.26 (d) 155,071 1.65 – 1.08 21.5
4.03 (d) 178,958 1.62 – 1.30 13.2
5.14 (c),(d) 79,851 0.79 (e),(g) 0.81 (e),(h) 2.30 (e) 13.3 (e)
(10.55) (d) 76,630 0.77 (g) 0.79 (h) 1.58 16.9
37.60 (d) 86,651 0.77 (g) 0.79 (h) 1.42 22.0
(3.44) (d) 61,063 0.82 (g) 0.85 (h) 1.84 16.9
15.16 (d) 69,728 0.90 (g) 0.93 (h) 1.81 21.5
(5.11) (c),(d) 62,247 0.82 (e),(g) 1.33 (e),(h) 0.63 (e) 13.2
5.25 (c) 7,464,361 0.52 (e),(j) – 2.56 (e) 13.3 (e)
(10.32) (f) 7,731,338 0.52 (j) – 1.82 16.9
37.97 (f) 9,001,763 0.52 (j) – 1.68 22.0
(3.14) 6,372,962 0.52 (j) – 2.14 16.9
15.57 6,190,503 0.52 (j) – 2.19 21.5
5.17 5,471,644 0.52 (j) – 2.40 13.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Period from October 9, 2018, date operations commenced, through October 31, 2018.
(j) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
R-1 shares
2023(b) $ 35 .14 $ 0 .30 $ 1 .38 $ 1 .68 ( $ 0 .21 ) ( $ 1 .35 ) ( $ 1 .56 ) $ 35 .26
2022 41 .43 0 .36 ( 4 .76 ) ( 4 .40 ) ( 0 .28 ) ( 1 .61 ) ( 1 .89 ) 35 .14
2021 30 .52 0 .31 10 .88 11 .19 ( 0 .28 ) – ( 0 .28 ) 41 .43
2020 33 .10 0 .39 ( 1 .66 ) ( 1 .27 ) ( 0 .36 ) ( 0 .95 ) ( 1 .31 ) 30 .52
2019 30 .84 0 .41 3 .74 4 .15 ( 0 .46 ) ( 1 .43 ) ( 1 .89 ) 33 .10
2018 31 .42 0 .50 0 .84 1 .34 ( 0 .40 ) ( 1 .52 ) ( 1 .92 ) 30 .84
R-3 shares
2023(b) 35 .18 0 .35 1 .38 1 .73 ( 0 .26 ) ( 1 .35 ) ( 1 .61 ) 35 .30
2022 41 .49 0 .48 ( 4 .77 ) ( 4 .29 ) ( 0 .41 ) ( 1 .61 ) ( 2 .02 ) 35 .18
2021 30 .56 0 .43 10 .90 11 .33 ( 0 .40 ) – ( 0 .40 ) 41 .49
2020 33 .14 0 .49 ( 1 .67 ) ( 1 .18 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 30 .56
2019 30 .87 0 .52 3 .72 4 .24 ( 0 .54 ) ( 1 .43 ) ( 1 .97 ) 33 .14
2018 31 .45 0 .58 0 .86 1 .44 ( 0 .50 ) ( 1 .52 ) ( 2 .02 ) 30 .87
R-4 shares
2023(b) 35 .26 0 .39 1 .39 1 .78 ( 0 .30 ) ( 1 .35 ) ( 1 .65 ) 35 .39
2022 41 .58 0 .55 ( 4 .78 ) ( 4 .23 ) ( 0 .48 ) ( 1 .61 ) ( 2 .09 ) 35 .26
2021 30 .62 0 .50 10 .93 11 .43 ( 0 .47 ) – ( 0 .47 ) 41 .58
2020 33 .21 0 .54 ( 1 .67 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .62
2019 30 .94 0 .57 3 .73 4 .30 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .21
2018 31 .51 0 .65 0 .86 1 .51 ( 0 .56 ) ( 1 .52 ) ( 2 .08 ) 30 .94
R-5 shares
2023(b) 35 .31 0 .41 1 .39 1 .80 ( 0 .32 ) ( 1 .35 ) ( 1 .67 ) 35 .44
2022 41 .64 0 .60 ( 4 .79 ) ( 4 .19 ) ( 0 .53 ) ( 1 .61 ) ( 2 .14 ) 35 .31
2021 30 .67 0 .55 10 .93 11 .48 ( 0 .51 ) – ( 0 .51 ) 41 .64
2020 33 .26 0 .58 ( 1 .67 ) ( 1 .09 ) ( 0 .55 ) ( 0 .95 ) ( 1 .50 ) 30 .67
2019 30 .98 0 .61 3 .74 4 .35 ( 0 .64 ) ( 1 .43 ) ( 2 .07 ) 33 .26
2018 31 .55 0 .69 0 .86 1 .55 ( 0 .60 ) ( 1 .52 ) ( 2 .12 ) 30 .98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .82% (c) ,(d) $ 1,975 1 .39% (e) 1 .69% (e) 13 .3% (e)
( 11 .09 ) 1,942 1 .39 0 .96 16 .9
36 .76 2,957 1 .38 0 .80 22 .0
( 3 .99 ) 2,424 1 .39 1 .27 16 .9
14 .59 2,746 1 .39 1 .34 21 .5
4 .25 2,909 1 .39 1 .58 13 .2
4 .95 (c) 28,977 1 .08 (e) 2 .01 (e) 13 .3 (e)
( 10 .81 ) 30,045 1 .08 1 .27 16 .9
37 .21 33,754 1 .07 1 .12 22 .0
( 3 .68 ) 24,058 1 .08 1 .59 16 .9
14 .92 31,298 1 .08 1 .68 21 .5
4 .56 40,698 1 .08 1 .80 13 .2
5 .06 (c) 25,187 0 .89 (e) 2 .19 (e) 13 .3 (e)
( 10 .65 ) 27,590 0 .89 1 .45 16 .9
37 .48 32,675 0 .88 1 .30 22 .0
( 3 .50 ) 28,701 0 .89 1 .76 16 .9
15 .11 36,352 0 .89 1 .83 21 .5
4 .79 33,554 0 .89 2 .04 13 .2
5 .12 (c) 149,915 0 .77 (e) 2 .32 (e) 13 .3 (e)
( 10 .54 ) 147,468 0 .77 1 .57 16 .9
37 .62 179,232 0 .76 1 .43 22 .0
( 3 .37 ) 129,146 0 .77 1 .89 16 .9
15 .28 158,549 0 .77 1 .95 21 .5
4 .91 116,047 0 .77 2 .16 13 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2023(b) $ 7 .92 $ 0 .30 $ 0 .74 $ 1 .04 ( $ 0 .28 ) $ – $ – ( $ 0 .28 ) $ 8 .68
2022 10 .28 0 .49 ( 2 .21 ) ( 1 .72 ) ( 0 .64 ) – – ( 0 .64 ) 7 .92
2021 10 .24 0 .39 0 .07 0 .46 ( 0 .29 ) ( 0 .09 ) ( 0 .04 ) ( 0 .42 ) 10 .28
2020 10 .51 0 .39 ( 0 .09 ) 0 .30 ( 0 .40 ) ( 0 .17 ) – ( 0 .57 ) 10 .24
2019 9 .81 0 .43 0 .76 1 .19 ( 0 .49 ) – – ( 0 .49 ) 10 .51
2018 10 .47 0 .37 ( 0 .45 ) ( 0 .08 ) ( 0 .28 ) ( 0 .30 ) – ( 0 .58 ) 9 .81

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .19% (c) $ 440,357 0 .85% (d) ,(e) 7 .00% (d) 135 .9% (d)
( 17 .17 ) 378,572 0 .84 (e) 5 .24 117 .4
4 .47 770,197 0 .85 (e) 3 .69 170 .3
2 .90 226,511 0 .85 (e) 3 .78 285 .3
12 .52 241,465 0 .87 (e) 4 .21 312 .5
( 0 .86 ) 28,216 1 .12 (e) 3 .62 399 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
Class A shares
2023(b) $ 20.06 $ 0.11 $ 3.21 $ 3.32 ( $ 0.24) $ – ( $ 0.24) $ 23.14
2022 31.87 0.37 (10.12) (9.75) (0.31) (1.75) (2.06) 20 .06
2021 26.98 0.20 4.73 4.93 (0.04) – (0.04) 31.87
2020 25.02 0.13 2.55 2.68 (0.44) (0.28) (0.72) 26.98
2019 24.03 0.47 1.20 1.67 (0.17) (0.51) (0.68) 25.02
2018 29.17 0.23 (5.10) (4.87) (0.27) – (0.27) 24.03
Class J shares
2023(b) 19.23 0.13 3.06 3.19 (0.28) – (0.28) 22.14
2022 30.64 0.38 (9.67) (9.29) (0.37) (1.75) (2.12) 19.23
2021 25.94 0.25 4.53 4.78 (0.08) – (0.08) 30.64
2020 24.09 0.17 2.45 2.62 (0.49) (0.28) (0.77) 25.94
2019 23 .15 0.48 1.16 1.64 (0.19) (0.51) (0.70) 24.09
2018 28.11 0.25 (4.92) (4.67) (0.29) – (0.29) 23.15
Institutional shares
2023(b) 19.86 0.15 3.16 3.31 (0.32) – (0.32) 22.85
2022 31.58 0.47 (10.01) ( 9 .54) (0.43) (1.75) (2.18) 19.86
2021 26.72 0.32 4.66 4.98 (0.12) – (0.12) 31.58
2020 24.78 0.22 2.54 2.76 (0.54) (0.28) (0.82) 26.72
2019 23.83 0.58 1.14 1.72 (0.26) (0.51) (0.77) 24.78
2018 28.92 0.33 (5.07) (4.74) (0.35) – (0.35) 23.83
R-1 shares
2023(b) 19.70 0.06 3.15 3.21 (0.14) – (0.14) 22.77
2022 31.32 0.24 (9.93) (9.69) (0.18) (1.75) (1.93) 19.70
2021 26.60 0.06 4.66 4.72 – – – 31.32
2020 24.66 0.02 2.50 2.52 (0.30) (0.28) (0.58) 26.60
2019 23.66 0.34 1.20 1.54 (0.03) (0.51) (0.54) 24.66
2018 28.74 0.09 (5.03) (4.94) (0.14) – (0.14) 23.66

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16.65% (c),(d),(e) $ 70,546 1.48% (f),(g) – % 1.00% (f) 33.9% (f)
(32.46) (e) 60,893 1.55 (g) – 1.44 34.7
18.27 (e) 91,585 1.56 (g),(h) – 0.63 43.9
10.84 (e),(i) 76,952 1.55 (g) – 0.55 53.9
7.22 (e) 77,559 1.57 (g) – 1.91 148.3
(16.88) (e) 79,698 1.62 (g),(h) – 0.81 118.1
16.72 (c),(d),(e) 70,255 1 .32 (f),(j) 1.57 (f),(k) 1.16 (f) 33.9 (f)
(32.31) (e) 61,730 1.37 (j) 1.52 (k) 1.58 34.7
18.46 (e) 99,899 1.38 (h),(j) 1.48 (k) 0.80 43.9
11.01 (e),(i) 89,271 1.37 (j) 1.62 (k) 0.73 53.9
7.41 (e) 88,924 1.41 (j) 1.78 (k) 2.06 148.3
(16.80) (e) 92,909 1.53 (h) ,(j) 1.63 (k) 0.88 118.1
16.81 (c),(d) 68,177 1.13 (f),(g) – 1.35 (f) 33.9 (f)
(32.20) 60,449 1.20 (g) – 1.90 34.7
18.66 73,485 1.21 (g),(h) – 0.98 43.9
11.21 (d),(i) 62,738 1.20 (g) – 0.90 53.9
7.60 (d) 111,045 1.22 (g) – 2 .39 148.3
(16.61) 98,961 1.31 (g),(h) – 1.14 118.1
16.36 (c),(d) 1,206 1.96 (f) – 0.53 (f) 33.9 (f)
(32.73) 1,114 2.00 – 0.97 34.7
17.74 1,702 1.99 (h) – 0.20 43.9
10.29 (i) 1,458 2.02 (g) – 0.06 53.9
6.72 1,970 2.04 (g) – 1.41 148.3
(17.29) 2,066 2.13 (h) – 0.30 118.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) During the year ended October 31, 2020, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(j) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(k) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
R-3 shares
2023(b) $ 19 .79 $ 0 .09 $ 3 .17 $ 3 .26 ( $ 0 .21 ) $ – ( $ 0 .21 ) $ 22 .84
2022 31 .46 0 .31 ( 9 .96 ) ( 9 .65 ) ( 0 .27 ) ( 1 .75 ) ( 2 .02 ) 19 .79
2021 26 .64 0 .17 4 .65 4 .82 – – – 31 .46
2020 24 .72 0 .09 2 .52 2 .61 ( 0 .41 ) ( 0 .28 ) ( 0 .69 ) 26 .64
2019 23 .70 0 .41 1 .20 1 .61 ( 0 .08 ) ( 0 .51 ) ( 0 .59 ) 24 .72
2018 28 .78 0 .16 ( 5 .02 ) ( 4 .86 ) ( 0 .22 ) – ( 0 .22 ) 23 .70
R-4 shares
2023(b) 19 .94 0 .12 3 .17 3 .29 ( 0 .24 ) – ( 0 .24 ) 22 .99
2022 31 .69 0 .38 ( 10 .05 ) ( 9 .67 ) ( 0 .33 ) ( 1 .75 ) ( 2 .08 ) 19 .94
2021 26 .82 0 .22 4 .69 4 .91 ( 0 .04 ) – ( 0 .04 ) 31 .69
2020 24 .84 0 .14 2 .54 2 .68 ( 0 .42 ) ( 0 .28 ) ( 0 .70 ) 26 .82
2019 23 .83 0 .42 1 .24 1 .66 ( 0 .14 ) ( 0 .51 ) ( 0 .65 ) 24 .84
2018 28 .93 0 .23 ( 5 .07 ) ( 4 .84 ) ( 0 .26 ) – ( 0 .26 ) 23 .83
R-5 shares
2023(b) 19 .93 0 .13 3 .18 3 .31 ( 0 .28 ) – ( 0 .28 ) 22 .96
2022 31 .66 0 .40 ( 10 .02 ) ( 9 .62 ) ( 0 .36 ) ( 1 .75 ) ( 2 .11 ) 19 .93
2021 26 .79 0 .26 4 .69 4 .95 ( 0 .08 ) – ( 0 .08 ) 31 .66
2020 24 .84 0 .17 2 .54 2 .71 ( 0 .48 ) ( 0 .28 ) ( 0 .76 ) 26 .79
2019 23 .87 0 .47 1 .21 1 .68 ( 0 .20 ) ( 0 .51 ) ( 0 .71 ) 24 .84
2018 28 .98 0 .25 ( 5 .06 ) ( 4 .81 ) ( 0 .30 ) – ( 0 .30 ) 23 .87
R-6 shares
2023(b) 19 .88 0 .14 3 .19 3 .33 ( 0 .34 ) – ( 0 .34 ) 22 .87
2022 31 .60 0 .44 ( 9 .95 ) ( 9 .51 ) ( 0 .46 ) ( 1 .75 ) ( 2 .21 ) 19 .88
2021 26 .74 0 .36 4 .65 5 .01 ( 0 .15 ) – ( 0 .15 ) 31 .60
2020 24 .79 0 .26 2 .52 2 .78 ( 0 .55 ) ( 0 .28 ) ( 0 .83 ) 26 .74
2019 23 .84 0 .15 1 .58 1 .73 ( 0 .27 ) ( 0 .51 ) ( 0 .78 ) 24 .79
2018 28 .93 0 .35 ( 5 .08 ) ( 4 .73 ) ( 0 .36 ) – ( 0 .36 ) 23 .84

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .55% (c) ,(d) $ 4,393 1 .65% (e) 0 .82% (e) 33 .9% (e)
( 32 .54 ) 3,733 1 .69 1 .23 34 .7
18 .09 6,358 1 .68 (f) 0 .53 43 .9
10 .67 (g) 5,693 1 .71 (h) 0 .39 53 .9
7 .05 6,052 1 .73 (h) 1 .70 148 .3
( 17 .04 ) 6,718 1 .82 (f) 0 .55 118 .1
16 .62 (c) ,(d) 2,498 1 .46 (e) 1 .02 (e) 33 .9 (e)
( 32 .40 ) 2,335 1 .50 1 .51 34 .7
18 .32 3,585 1 .49 (f) 0 .69 43 .9
10 .85 (d) ,(g) 3,184 1 .52 (h) 0 .56 53 .9
7 .28 (d) 4,440 1 .54 (h) 1 .72 148 .3
( 16 .89 ) 7,036 1 .63 (f) 0 .80 118 .1
16 .71 (c) ,(d) 5,177 1 .34 (e) 1 .14 (e) 33 .9 (e)
( 32 .32 ) 4,563 1 .38 1 .60 34 .7
18 .48 8,234 1 .37 (f) 0 .79 43 .9
10 .98 (d) ,(g) 8,537 1 .40 (h) 0 .68 53 .9
7 .40 (d) 10,943 1 .42 (h) 1 .96 148 .3
( 16 .81 ) 13,593 1 .51 (f) 0 .88 118 .1
16 .90 (c) ,(d) 4,018 1 .05 (e) ,(h) 1 .26 (e) 33 .9 (e)
( 32 .14 ) (d) 2,165 1 .09 (h) 1 .71 34 .7
18 .79 (d) 4,121 1 .10 (f) ,(h) 1 .12 43 .9
11 .31 (d) ,(g) 3,086 1 .09 (h) 1 .07 53 .9
7 .66 (d) 7,834 1 .14 (h) 0 .63 148 .3
( 16 .58 ) 437,789 1 .22 (f) ,(h) 1 .21 118 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) During the year ended October 31, 2020, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2023(b) $ 7 .69 $ 0 .08 $ 0 .53 $ 0 .61 ( $ 0 .06 ) $ – ( $ 0 .06 ) $ 8 .24
2022 10 .83 0 .14 ( 3 .03 ) ( 2 .89 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 7 .69
2021 7 .98 0 .12 2 .80 2 .92 ( 0 .07 ) – ( 0 .07 ) 10 .83
2020 10 .11 0 .13 ( 1 .83 ) ( 1 .70 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 7 .98
2019 8 .62 0 .12 1 .79 1 .91 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .11
2018 8 .87 0 .16 – 0 .16 ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 8 .62
Institutional shares
2023(b) 8 .37 0 .11 0 .57 0 .68 ( 0 .10 ) – ( 0 .10 ) 8 .95
2022 11 .76 0 .19 ( 3 .30 ) ( 3 .11 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 8 .37
2021 8 .64 0 .16 3 .04 3 .20 ( 0 .08 ) – ( 0 .08 ) 11 .76
2020 10 .90 0 .17 ( 1 .97 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .93 2 .10 ( 0 .39 ) ( 0 .06 ) ( 0 .45 ) 10 .90
2018 9 .49 0 .20 – 0 .20 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 9 .25
R-3 shares
2023(b) 8 .31 0 .08 0 .57 0 .65 ( 0 .05 ) – ( 0 .05 ) 8 .91
2022 11 .68 0 .13 ( 3 .26 ) ( 3 .13 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 8 .31
2021 8 .61 0 .12 3 .02 3 .14 ( 0 .07 ) – ( 0 .07 ) 11 .68
2020 10 .88 0 .13 ( 1 .97 ) ( 1 .84 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 8 .61
2019 9 .24 0 .12 1 .92 2 .04 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 10 .88
2018 9 .48 0 .15 0 .01 0 .16 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 9 .24
R-4 shares
2023(b) 8 .33 0 .09 0 .56 0 .65 ( 0 .06 ) – ( 0 .06 ) 8 .92
2022 11 .70 0 .15 ( 3 .27 ) ( 3 .12 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 8 .33
2021 8 .61 0 .13 3 .03 3 .16 ( 0 .07 ) – ( 0 .07 ) 11 .70
2020 10 .88 0 .13 ( 1 .96 ) ( 1 .83 ) ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 8 .61
2019 9 .24 0 .14 1 .92 2 .06 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .88
2018 9 .48 0 .18 – 0 .18 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 9 .24
R-5 shares
2023(b) 8 .35 0 .10 0 .56 0 .66 ( 0 .08 ) – ( 0 .08 ) 8 .93
2022 11 .74 0 .18 ( 3 .28 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .35
2021 8 .64 0 .14 3 .03 3 .17 ( 0 .07 ) – ( 0 .07 ) 11 .74
2020 10 .90 0 .14 ( 1 .95 ) ( 1 .81 ) ( 0 .14 ) ( 0 .31 ) ( 0 .45 ) 8 .64
2019 9 .26 0 .14 1 .94 2 .08 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 10 .90
2018 9 .50 0 .19 – 0 .19 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 9 .26
R-6 shares
2023(b) 8 .38 0 .11 0 .57 0 .68 ( 0 .10 ) – ( 0 .10 ) 8 .96
2022 11 .77 0 .19 ( 3 .29 ) ( 3 .10 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 8 .38
2021 8 .64 0 .17 3 .04 3 .21 ( 0 .08 ) – ( 0 .08 ) 11 .77
2020 10 .90 0 .18 ( 1 .98 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .94 2 .11 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 10 .90
2018 9 .49 0 .21 – 0 .21 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 9 .25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .00% (c) ,(d) $ 77,057 1 .33% (e) 2 .03% (e) 23 .0% (e)
( 27 .34 ) (d) 82,943 1 .31 1 .45 16 .8
36 .76 (d) 112,900 1 .29 1 .22 25 .9
( 17 .41 ) (d) 83,680 1 .33 1 .48 41 .7
22 .96 (d) 124,180 1 .35 1 .28 42 .4
1 .75 (d) 101,404 1 .31 1 .81 24 .3
8 .14 (c) 1,395,732 0 .94 (e) ,(f) 2 .42 (e) 23 .0 (e)
( 27 .10 ) 1,422,719 0 .94 (f) 1 .79 16 .8
37 .21 2,394,983 0 .94 (f) 1 .53 25 .9
( 17 .09 ) 1,587,908 0 .94 (f) 1 .87 41 .7
23 .55 2,203,413 0 .94 (f) 1 .73 42 .4
2 .10 2,176,030 0 .94 (f) 2 .15 24 .3
7 .81 (c) 722 1 .45 (e) 1 .90 (e) 23 .0 (e)
( 27 .40 ) 578 1 .45 1 .27 16 .8
36 .57 544 1 .44 1 .11 25 .9
( 17 .51 ) 379 1 .44 1 .36 41 .7
22 .86 385 1 .44 1 .16 42 .4
1 .62 360 1 .44 1 .60 24 .3
7 .88 (c) 606 1 .26 (e) 2 .10 (e) 23 .0 (e)
( 27 .25 ) 554 1 .26 1 .48 16 .8
36 .87 852 1 .25 1 .25 25 .9
( 17 .37 ) 581 1 .25 1 .45 41 .7
23 .08 44 1 .25 1 .41 42 .4
1 .80 63 1 .25 1 .85 24 .3
7 .98 (c) 6,898 1 .14 (e) 2 .24 (e) 23 .0 (e)
( 27 .13 ) 5,935 1 .14 1 .79 16 .8
36 .91 353 1 .13 1 .27 25 .9
( 17 .22 ) 199 1 .13 1 .57 41 .7
23 .24 161 1 .13 1 .36 42 .4
1 .92 12 1 .13 1 .98 24 .3
8 .22 (c) 701,668 0 .89 (e) 2 .48 (e) 23 .0 (e)
( 27 .02 ) 707,703 0 .88 (f) 1 .84 16 .8
37 .35 1,585,562 0 .87 (f) 1 .59 25 .9
( 17 .06 ) 1,039,109 0 .88 (f) 1 .92 41 .7
23 .63 1,133,581 0 .87 (f) 1 .72 42 .4
2 .16 735,742 0 .88 (f) 2 .22 24 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2023(b) $ 8.62 $ 0.10 $ 0.46 $ 0.56 ( $ 0.11) ( $ 0.11) $ 9.07
2022 10.32 0.09 (1.66) (1.57) (0.13) (0.13) 8.62
2021 10.59 0.03 (0.18) (0.15) (0.12) (0.12) 10.32
2020 10.52 0.15 0.14 0.29 (0.22) (0.22) 10.59
2019 9.94 0.21 0.63 0.84 (0.26) (0.26) 10.52
2018 10.42 0.21 (0.42) (0.21) (0.27) (0.27) 9.94
Class J shares
2023(b) 8.64 0.10 0.46 0.56 (0.11) (0.11) 9.09
2022 10.35 0.09 (1.68) (1.59) (0.12) (0.12) 8.64
2021 10.62 0.03 (0.19) (0.16) (0.11) (0.11) 10.35
2020 10.55 0.15 0.14 0.29 (0.22) (0.22) 10.62
2019 9.97 0.20 0.63 0.83 (0.25) (0.25) 10.55
2018 10.44 0.21 (0.41) (0.20) (0.27) (0.27) 9.97
Institutional shares
2023(b) 8.63 0.11 0.47 0.58 (0.13) (0.13) 9.08
2022 10.34 0.11 (1.67) (1.56) (0.15) (0.15) 8.63
2021 10.61 0.06 (0.19) (0.13) (0.14) (0.14) 10.34
2020 10.54 0.18 0.14 0.32 (0.25) (0.25) 10.61
2019 9.96 0.24 0.63 0.87 (0.29) (0.29) 10.54
2018 10.43 0.24 (0.41) (0.17) (0.30) (0.30) 9.96
R-1 shares
2023(b) 8.64 0.08 0.46 0.54 (0.09) (0.09) 9.09
2022 10.34 0.04 (1.66) (1.62) (0.08) (0.08) 8.64
2021 10.62 (0.02) (0.20) (0.22) (0.06) (0.06) 10.34
2020 10.55 0.10 0.14 0.24 (0.17) (0.17) 10.62
2019 9.96 0.16 0.64 0.80 (0.21) (0.21) 10.55
2018 10.44 0.16 (0.42) (0.26) (0.22) (0.22) 9.96
R-3 shares
2023(b) 8.64 0 .09 0.47 0.56 (0.11) (0.11) 9.09
2022 10.34 0.07 (1.66) (1.59) (0.11) (0.11) 8.64
2021 10.62 0.01 (0.19) (0.18) (0.10) (0.10) 10.34
2020 10.55 0.14 0.13 0.27 (0.20) (0.20) 10.62
2019 9.96 0.19 0.64 0.83 (0.24) (0.24) 10.55
2018 10.44 0.19 (0.42) (0.23) (0.25) (0.25) 9.96
R-4 shares
2023(b) 8.64 0.10 0.47 0.57 (0.12) (0.12) 9.09
2022 10.35 0.09 (1.68) (1.59) (0.12) (0.12) 8.64
2021 10.62 0.03 (0.18) (0.15) (0.12) (0.12) 10.35
2020 10.55 0.16 0.13 0.29 (0.22) (0.22) 10.62
2019 9.97 0.21 0.63 0.84 (0.26) (0.26) 10.55
2018 10.44 0.21 (0.41) (0.20) (0.27) (0.27) 9.97
R-5 shares
2023(b) 8.64 0.11 0.47 0.58 (0.12) (0.12) 9.10
2022 10.35 0.10 (1.67) (1.57) (0.14) (0.14) 8.64
2021 10.62 0.05 (0.19) (0.14) (0.13) (0.13) 10.35
2020 10.55 0.17 0.14 0.31 (0.24) ( 0 .24) 10.62
2019 9.97 0.22 0.64 0.86 (0.28) (0.28) 10.55
2018 10.45 0.22 (0.42) (0.20) (0.28) ( 0 .28) 9.97

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.57% (c),(d) $ 168,527 0.84% (e) – % 2.23% (e) 109.3% (e)
(15.37) (d) 172,969 0.78 – 0.94 352 .1
(1.44) (d) 229,225 0.77 – 0.32 343.7
2.82 (d) 263,721 0.80 – 1.44 84.3
8.53 (d) 234,134 0.83 0.87 (f) 2.01 23.2
(2.04) (d) 227,870 0.81 0 .91 (f) 2.06 19.9
6.52 (c),(d) 79,101 0.89 (e),(g) 0.91 (e),(f) 2.18 (e) 109.3 (e)
(15.46) (d) 77,181 0.82 (g) 0.84 (f) 0.90 352.1
(1.47) (d) 99,128 0.80 (g) 0.83 (f) 0.29 343.7
2.79 (d) 117,748 0.82 (g) 0.85 (f) 1.42 84.3
8.45 (d) 108,140 0.88 (g) 0.91 (f) 1.96 23.2
(1.98) (d) 100,537 0.85 (g) 0.88 (f) 2.03 19.9
6.72 (c) 349,328 0.53 (e) ,(h) – 2.54 (e) 109.3 (e)
(15.22) 500,833 0.52 (h) – 1.18 352.1
(1.19) 770,058 0.52 (h) – 0.58 343.7
3.09 1,083,668 0.53 (h) – 1.72 84.3
8 .84 1,236,943 0.53 (h) – 2.31 23.2
(1.67) 1,058,699 0.53 (h) – 2.35 19.9
6.31 (c) 2,554 1.29 (e),(h) – 1.78 (e) 109.3 (e)
(15.77) 2,393 1.29 (h) – 0.44 352.1
(2.04) 2,797 1.29 (h) – (0.19) 343.7
2.30 5,048 1.29 (h) – 0.92 84.3
8.12 3,324 1.29 (h) – 1.55 23.2
(2.51) 2,412 1.29 (h) – 1.59 19.9
6.47 (c) 3,335 0.98 (e),(h) – 2.09 (e) 109.3 (e)
(15.51) 3,656 0.98 (h) – 0.73 352.1
(1.74) 5,493 0.98 (h) – 0.11 343.7
2.62 8,704 0.98 (h) – 1.29 84.3
8.45 11,288 0.98 (h) – 1.86 23.2
(2.21) 10,622 0.98 (h) – 1.90 19.9
6.57 (c) 4,813 0.79 (e),(h) – 2.28 (e) 109.3 (e)
(15.43) 5,283 0.79 (h) – 0.93 352.1
(1.46) 7,522 0.79 (h) – 0.31 343.7
2.82 6,419 0.79 (h) – 1.50 84.3
8.55 9,826 0.79 (h) – 2.05 23.2
(1.92) 10,117 0.79 (h) – 2.09 19.9
6.75 (c) 9,415 0.67 (e),(h) – 2.40 (e) 109.3 (e)
(15.33) 8,761 0.67 (h) – 1.02 352.1
(1.34) 16,336 0.67 (h) – 0.43 343.7
2.94 24,044 0.67 (h) – 1.57 84.3
8.67 22,401 0.67 (h) – 2.17 23.2
(1.90) 20,523 0.67 (h) – 2.20 19.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2023(b) $ 1.00 $ 0.02 $ 0.02 ( $ 0.02) ( $ 0.02) $ 1.00
2022 1.00 0.01 0.01 (0.01) (0.01) 1.00
2021 1.00 – – – – 1.00
2020 1.00 0.01 0.01 (0.01) (0.01) 1.00
2019 1.00 0.02 0.02 (0.02) (0.02) 1.00
2018(h) 1.00 0.01 0.01 (0.01) (0.01) 1.00
R-6 shares
2023(i) 1.00 0.02 0.02 (0.02) (0.02) 1.00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
2.08% (c) $ 3,097 0.14% (d) ,(e) 0.16% (d),(f) 3.52% (d)
0.81 2,979,627 0.14 (e) 0.15 (f) 0.73
0.00 3,657,679 0.04 (e) 0.16 (f) 0.00
0.60 3,077,863 0.12 (e) 0.16 (f) 0.60
2.17 3,972,463 0.14 (g) – 2.13
1.38 (c) 3,285,396 0.14 (d),(g) – 1.58 (d)
1.70 (c) 3,347,962 0.14 (d),(e) 0.16 (d),(f) 4.42 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual and/or voluntary expense limit.
(f) Excludes expense reimbursement from Manager.
(g) Reflects Manager's contractual expense limit.
(h) Period from December 20, 2017, date operations commenced, through October 31, 2018.
(i) Period from December 12, 2022, date operations commenced, through April 30, 2023.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Institutional shares
2023(b) $ 7 .86 $ 0 .26 $ 0 .20 $ 0 .46 ( $ 0 .29 ) ( $ 0 .29 ) $ 8 .03
2022 9 .36 0 .45 ( 1 .47 ) ( 1 .02 ) ( 0 .48 ) ( 0 .48 ) 7 .86
2021 9 .00 0 .47 0 .38 0 .85 ( 0 .49 ) ( 0 .49 ) 9 .36
2020 9 .30 0 .54 ( 0 .29 ) 0 .25 ( 0 .55 ) ( 0 .55 ) 9 .00
2019 9 .45 0 .60 ( 0 .13 ) 0 .47 ( 0 .62 ) ( 0 .62 ) 9 .30
2018 9 .98 0 .56 ( 0 .53 ) 0 .03 ( 0 .56 ) ( 0 .56 ) 9 .45

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .88% (c) ,(d) $ 3,191,201 0 .61% (e) ,(f) 6 .66% (e) 28 .4% (e)
( 10 .90 ) (d) 3,079,579 0 .60 (f) 5 .27 48 .1
9 .45 (d) 3,720,936 0 .60 (f) 4 .99 62 .8
2 .85 (d) 3,020,358 0 .61 (f) 6 .04 73 .8
5 .22 (d) 3,112,267 0 .61 (f) 6 .42 56 .5
0 .35 3,755,184 0 .65 5 .81 42 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2023(b) $ 6 .29 $ 0 .18 $ 0 .24 $ 0 .42 ( $ 0 .18 ) ( $ 0 .18 ) $ 6 .53
2022 7 .33 0 .32 ( 1 .02 ) ( 0 .70 ) ( 0 .34 ) ( 0 .34 ) 6 .29
2021 7 .01 0 .32 0 .35 0 .67 ( 0 .35 ) ( 0 .35 ) 7 .33
2020 7 .15 0 .36 ( 0 .13 ) 0 .23 ( 0 .37 ) ( 0 .37 ) 7 .01
2019 7 .11 0 .38 0 .06 0 .44 ( 0 .40 ) ( 0 .40 ) 7 .15
2018 7 .55 0 .39 ( 0 .42 ) ( 0 .03 ) ( 0 .41 ) ( 0 .41 ) 7 .11
Class C shares
2023(b) 6 .38 0 .15 0 .24 0 .39 ( 0 .15 ) ( 0 .15 ) 6 .62
2022 7 .43 0 .27 ( 1 .03 ) ( 0 .76 ) ( 0 .29 ) ( 0 .29 ) 6 .38
2021 7 .10 0 .28 0 .34 0 .62 ( 0 .29 ) ( 0 .29 ) 7 .43
2020 7 .23 0 .32 ( 0 .13 ) 0 .19 ( 0 .32 ) ( 0 .32 ) 7 .10
2019 7 .19 0 .34 0 .05 0 .39 ( 0 .35 ) ( 0 .35 ) 7 .23
2018 7 .63 0 .34 ( 0 .43 ) ( 0 .09 ) ( 0 .35 ) ( 0 .35 ) 7 .19
Institutional shares
2023(b) 6 .24 0 .19 0 .24 0 .43 ( 0 .19 ) ( 0 .19 ) 6 .48
2022 7 .27 0 .34 ( 1 .01 ) ( 0 .67 ) ( 0 .36 ) ( 0 .36 ) 6 .24
2021 6 .96 0 .34 0 .34 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .27
2020 7 .10 0 .38 ( 0 .13 ) 0 .25 ( 0 .39 ) ( 0 .39 ) 6 .96
2019 7 .06 0 .40 0 .06 0 .46 ( 0 .42 ) ( 0 .42 ) 7 .10
2018 7 .50 0 .41 ( 0 .42 ) ( 0 .01 ) ( 0 .43 ) ( 0 .43 ) 7 .06
R-6 shares
2023(b) 6 .24 0 .19 0 .24 0 .43 ( 0 .19 ) ( 0 .19 ) 6 .48
2022 7 .27 0 .35 ( 1 .01 ) ( 0 .66 ) ( 0 .37 ) ( 0 .37 ) 6 .24
2021 6 .96 0 .35 0 .34 0 .69 ( 0 .38 ) ( 0 .38 ) 7 .27
2020 7 .10 0 .38 ( 0 .12 ) 0 .26 ( 0 .40 ) ( 0 .40 ) 6 .96
2019 7 .06 0 .41 0 .06 0 .47 ( 0 .43 ) ( 0 .43 ) 7 .10
2018 7 .50 0 .42 ( 0 .42 ) – ( 0 .44 ) ( 0 .44 ) 7 .06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .75% (c) ,(d) $ 442,349 0 .92% (e) 5 .59% (e) 21 .3% (e)
( 9 .71 ) (d) 426,999 0 .91 4 .74 33 .1
9 .64 (d) 539,969 0 .91 4 .44 63 .0
3 .39 (d) 513,993 0 .91 5 .22 77 .7
6 .36 (d) 615,367 0 .94 5 .40 49 .8
( 0 .45 ) (d) 609,934 0 .92 5 .35 42 .0
6 .23 (c) ,(d) 35,872 1 .74 (e) 4 .78 (e) 21 .3 (e)
( 10 .42 ) (d) 39,928 1 .69 3 .94 33 .1
8 .87 (d) 62,973 1 .64 3 .74 63 .0
2 .74 (d) 118,320 1 .65 4 .51 77 .7
5 .52 (d) 170,730 1 .67 4 .72 49 .8
( 1 .16 ) (d) 259,729 1 .63 4 .64 42 .0
6 .98 (c) 1,171,613 0 .61 (e) ,(f) 5 .90 (e) 21 .3 (e)
( 9 .50 ) (g) 1,140,046 0 .61 (f) 5 .04 33 .1
10 .05 (g) 1,535,963 0 .61 (f) 4 .73 63 .0
3 .73 1,379,657 0 .61 (f) 5 .51 77 .7
6 .76 1,496,764 0 .61 (f) 5 .75 49 .8
( 0 .15 ) 1,686,309 0 .61 (f) 5 .67 42 .0
7 .02 (c) 577,136 0 .53 (e) 5 .99 (e) 21 .3 (e)
( 9 .42 ) (g) 557,144 0 .52 5 .12 33 .1
10 .15 (g) 757,781 0 .52 (f) 4 .84 63 .0
3 .82 971,122 0 .52 (f) 5 .57 77 .7
6 .86 688,121 0 .52 (f) 5 .81 49 .8
( 0 .06 ) 447,288 0 .52 (f) 5 .76 42 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2023(b) $ 7.63 $ 0.10 $ 0.22 $ 0.32 ( $ 0.46) $ – ( $ 0.46) $ 7.49
2022 9.31 0.53 (1.56) (1.03) (0.36) (0.29) (0.65) 7.63
2021 8.83 0.28 0.24 0.52 (0.04) – (0.04) 9.31
2020 8.22 0.05 0.62 0.67 (0.06) – (0.06) 8.83
2019 7.96 0.08 0.49 0.57 (0.31) – (0.31) 8.22
2018 8.28 0.15 (0.31) (0.16) (0.16) – (0.16) 7.96
Institutional shares
2023(b) 8.09 0.12 0.23 0.35 (0.49) – (0.49) 7.95
2022 9.83 0.56 (1.62) (1.06) (0.39) (0.29) (0.68) 8.09
2021 9.29 0.29 0.30 0.59 (0.05) – (0.05) 9.83
2020 8.63 0.10 0.66 0.76 (0.10) – (0.10) 9.29
2019 8.33 0.15 0.51 0.66 (0.36) – (0.36) 8.63
2018 8.61 0.21 (0.32) (0.11) (0.17) – (0.17) 8.33
R-1 shares
2023(b) 7.44 0.08 0.21 0.29 (0.39) – (0.39) 7.34
2022 9.10 0.49 (1.55) (1.06) (0.31) (0.29) (0.60) 7.44
2021 8.65 0.21 0.26 0.47 (0.02) – (0.02) 9.10
2020 8.06 0.02 0.62 0.64 (0.05) – (0.05) 8.65
2019 7.81 0.08 0.47 0.55 (0.30) – (0.30) 8.06
2018 8.14 0.14 (0.32) (0.18) (0.15) – (0.15) 7.81
R-3 shares
2023(b) 7.67 0 .08 0.23 0.31 (0.45) – (0.45) 7.53
2022 9.34 0.50 (1.55) (1.05) (0.33) (0.29) (0.62) 7.67
2021 8.86 0.25 0.26 0.51 (0.03) – (0.03) 9.34
2020 8.25 0.05 0.62 0.67 (0.06) – (0.06) 8.86
2019 7.98 0.10 0.49 0.59 (0.32) – (0.32) 8.25
2018 8.29 0.16 (0.31) (0.15) (0.16) – (0.16) 7.98
R-4 shares
2023(b) 7.78 0.10 0.22 0.32 (0.45) – (0.45) 7.65
2022 9.50 0.53 (1.59) (1.06) (0.37) (0.29) (0.66) 7.78
2021 8.99 0.20 0.35 0.55 (0.04) – (0.04) 9.50
2020 8.37 0.06 0.63 0.69 (0.07) – (0.07) 8.99
2019 8.09 0.12 0.49 0.61 (0.33) – (0.33) 8.37
2018 8.39 0.17 (0.30) (0.13) (0.17) – (0.17) 8.09
R-5 shares
2023(b) 7.90 0.11 0.22 0.33 (0.47) – (0.47) 7.76
2022 9.62 0.54 (1.60) (1.06) (0.37) (0.29) (0.66) 7.90
2021 9.10 0.29 0.27 0.56 (0.04) – (0.04) 9.62
2020 8.46 0.07 0.65 0.72 (0.08) – (0.08) 9.10
2019 8.18 0.12 0.50 0.62 (0.34) – (0.34) 8.46
2018 8.47 0.19 (0.31) (0.12) (0.17) – (0.17) 8.18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.39% (c),(d) $ 17,460 0.76% (e),(f) 0.78% (e),(g) 2.75% (e) 98.8% (e)
(11.90) (d) 18,034 0.73 (f) 0.75 (g) 6.29 108.3
5.85 (d) 16,550 0.85 (f) 0.87 (g) 3.04 67.7
8.15 (d) 9,826 1.03 (f) 1.06 (g) 0.55 80.9
7.37 (d) 6,177 1.18 (f) 1.27 (g) 1.00 68.4
(2.02) (d) 6,213 1.07 (f) 1.10 (g) 1.85 84.0
4.53 (c) 1,580,879 0.39 (e) – 3.14 (e) 98.8 (e)
(11.61) 1,616,313 0.39 – 6.34 108.3
6.33 1,471,415 0.39 – 3.03 67.7
8.83 1,745,470 0.39 – 1.11 80.9
8 .15 1,720,548 0.39 – 1.82 68.4
(1.27) 1,542,325 0.39 – 2.51 84.0
4.11 (c) 740 1.27 (e) – 2.29 (e) 98.8 (e)
(12.36) (h) 663 1.27 – 5.92 108.3
5.37 (h) 1,258 1.27 – 2.33 67.7
7.93 1,427 1.26 – 0.22 80.9
7.29 1,009 1.27 – 0.96 68.4
(2.22) 988 1.27 – 1.69 84.0
4.22 (c) 5,183 0.96 (e) – 2.27 (e) 98.8 (e)
(12.09) 6,749 0.96 – 5.90 108 .3
5.80 7,120 0.96 – 2.76 67.7
8.17 8,491 0.95 – 0.58 80.9
7.64 6,836 0.96 – 1.22 68.4
(1.85) 6,781 0.96 – 1.97 84.0
4.35 (c) 4,197 0.77 (e) – 2.76 (e) 98.8 (e)
(11.95) 4,051 0.77 – 6.17 108.3
6.09 5,912 0.77 – 2.17 67.7
8.32 1,780 0.76 – 0.70 80.9
7.82 1,327 0.77 – 1.49 68.4
(1.65) 1,588 0.77 – 2.00 84.0
4.38 (c) 4,634 0.65 (e) – 2.81 (e) 98.8 (e)
(11.83) 4,251 0.65 – 6.26 108.3
6.16 4,114 0.65 – 3.06 67.7
8.56 4,592 0.64 – 0.82 80.9
7.82 2,679 0.65 – 1.43 68.4
(1.48) 3,427 0.65 – 2.24 84.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2023(b) $ 11.24 $ 0.25 $ 1.97 $ 2.22 ( $ 0.35) $ – ( $ 0.35) $ 13.11
2022 18.41 0.41 (5.23) (4.82) (0.41) (1.94) (2.35) 11.24
2021 15.19 0.44 3.88 4.32 (0.21) (0.89) (1.10) 18.41
2020 14.94 0.22 0.41 0.63 (0.38) – (0.38) 15.19
2019 14.17 0.33 1.42 1.75 (0.32) (0.66) (0.98) 14.94
2018 16.73 0.33 (2.71) (2.38) (0.18) – (0.18) 14.17
R-1 shares
2023(b) 11.18 0.20 1.97 2.17 (0.25) – (0.25) 13.10
2022 18.31 0.30 (5.22) (4.92) (0.27) (1.94) (2.21) 11.18
2021 15.11 0.29 3.89 4.18 (0.09) (0.89) (0.98) 18.31
2020 14.85 0.10 0.40 0.50 (0.24) – (0.24) 15.11
2019 14.06 0.22 1.42 1.64 (0.19) (0.66) (0.85) 14.85
2018 16.62 0.15 (2.65) (2.50) (0.06) – (0.06) 14.06
R-3 shares
2023(b) 11.21 0.19 2.01 2.20 (0.28) – (0.28) 13.13
2022 18.35 0.34 (5.22) (4.88) (0.32) (1.94) (2.26) 11.21
2021 15.15 0.38 3.85 4.23 (0.14) (0.89) (1.03) 18.35
2020 14.89 0.14 0.42 0.56 (0.30) – (0.30) 15.15
2019 14.11 0.24 1.44 1.68 (0.24) (0.66) (0.90) 14.89
2018 16.66 0.20 (2.65) (2.45) (0.10) – (0.10) 14.11
R-4 shares
2023(b) 11.24 0.14 2.08 2.22 (0.32) – (0.32) 13.14
2022 18.40 0.37 (5.24) (4.87) (0.35) (1.94) (2.29) 11.24
2021 15.17 0.38 3.90 4.28 (0.16) (0.89) (1.05) 18.40
2020 14.90 0.18 0.40 0.58 (0.31) – (0.31) 15.17
2019 14.14 0.30 1.41 1.71 (0.29) (0.66) (0.95) 14.90
2018 16.70 0.25 (2.68) (2.43) (0.13) – (0.13) 14.14
R-5 shares
2023(b) 11.26 0.31 1.91 2.22 (0.34) – (0.34) 13.14
2022 18.39 0.38 (5.23) (4.85) (0.34) (1.94) (2.28) 11.26
2021 15.17 0.40 3.90 4.30 (0.19) (0.89) (1.08) 18.39
2020 14.91 0.19 0.40 0.59 (0.33) – (0.33) 15.17
2019 14.12 0.31 1.42 1.73 (0.28) (0.66) (0.94) 14.91
2018 16.68 0.25 (2.66) (2.41) (0.15) – (0.15) 14.12
R-6 shares
2023(b) 11.25 0.26 1.97 2.23 (0.37) – (0.37) 13.11
2022 18.41 0.42 (5.22) (4.80) (0.42) (1.94) (2.36) 11.25
2021 15.19 0.45 3.89 4.34 (0.23) (0.89) (1.12) 18.41
2020 14.94 0.23 0.41 0.64 (0.39) – (0.39) 15.19
2019 14.17 0.36 1.40 1.76 (0.33) (0.66) (0.99) 14.94
2018 16.72 0.30 (2.66) (2.36) (0.19) – (0.19) 14.17

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
20.23% (c),(d) $ 100,951 0.81% (e),(f),(g) 4.02% (e) 74.5% (e)
(29.86) 88,476 0.87 (f) 2.93 60.5
29.33 133,135 0.90 (f) 2.43 55.0
4.14 100,695 0.90 (f) 1.48 68.4
14.09 114,993 0.92 (f) 2.38 71.0
(14.42) 141,451 1.00 (f) 1.96 70.2
19.70 (c) 1,097 1.60 (e),(g) 3.26 (e) 74.5 (e)
(30.39) 944 1.65 2.14 60.5
28.31 (d) 1,369 1.67 1.61 55.0
3.41 (d) 1,168 1.67 (f) 0.64 68.4
13.14 1,701 1.72 (f) 1.63 71.0
(15.12) 2,020 1.82 0.92 70.2
19.91 (c) 1,420 1.29 (e),(g) 3.09 (e) 74.5 (e)
(30.14) 1,649 1.34 2.40 60.5
28.72 3,029 1.36 2.11 55.0
3.71 2,167 1.36 (f) 0.94 68.4
13.44 2,906 1.41 (f) 1.77 71.0
(14.80) 4,019 1.51 1.19 70.2
20.05 (c) 546 1.10 (e),(g) 2.26 (e) 74.5 (e)
(30.04) 1,867 1.15 2.65 60.5
29.05 2,623 1.17 2.11 55.0
3.85 3,110 1.17 (f) 1.24 68.4
13.71 3,285 1.22 (f) 2.20 71.0
(14.69) 5,013 1.32 1.48 70.2
20.14 (c),(d) 2,227 0.98 (e),(g) 4.92 (e) 74.5 (e)
(29.95) 487 1.03 2.73 60.5
29.12 (d) 755 1.05 2.21 55.0
3.99 (d) 1,493 1.05 (f) 1.32 68.4
13.90 1,932 1.10 (f) 2.27 71.0
(14.61) 3,064 1.20 1.49 70.2
20.18 (c) 209,734 0.71 (e),(f),(g) 4.14 (e) 74.5 (e)
(29.73) 181,468 0.76 (f) 3.06 60.5
29.47 204,338 0.79 (f) 2.51 55.0
4.22 173,218 0.79 (f) 1.58 68.4
14.19 215,444 0.82 (f) 2.57 71.0
(14.32) 216,786 0.92 (f) 1.76 70.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2023(b) $ 14.20 ( $ 0.02) $ 1.40 $ 1.38 $ – ( $ 1.52) ( $ 1.52) $ 14.06
2022 23.75 (0.08) (6.95) (7.03) – (2.52) (2.52) 14.20
2021 18.39 (0.11) 6.91 6.80 – (1.44) (1.44) 23.75
2020 15.59 (0.07) 4.15 4.08 – (1.28) (1.28) 18.39
2019 15.08 (0.05) 2.26 2.21 – (1.70) (1.70) 15.59
2018 14.62 (0.05) 1.90 1.85 – (1.39) (1.39) 15.08
Class J shares
2023(b) 11.17 (0.01) 1.06 1.05 – (1.52) (1.52) 10.70
2022 19.22 (0.04) (5.49) (5.53) – (2.52) (2.52) 11.17
2021 15.10 (0.06) 5.62 5.56 – (1.44) (1.44) 19.22
2020 13.00 (0.03) 3.41 3.38 – (1.28) (1.28) 15.10
2019 12 .86 – 1.85 1.85 (0.01) (1.70) (1.71) 13.00
2018 12.62 (0.02) 1.65 1.63 – (1.39) (1.39) 12.86
Institutional shares
2023(b) 15.05 – 1.50 1.50 – (1.52) (1.52) 15.03
2022 24.95 (0.03) (7.35) (7.38) – (2.52) (2.52) 15.05
2021 19.20 (0.05) 7.24 7.19 – (1.44) (1.44) 24.95
2020 16.18 ( 0 .02) 4.32 4.30 – (1.28) (1.28) 19.20
2019 15.55 0.02 2.33 2.35 (0.02) (1.70) (1.72) 16.18
2018 15.00 – 1.96 1.96 (0.02) (1.39) (1.41) 15.55
R-1 shares
2023(b) 11.51 (0.04) 1.08 1.04 – (1.52) (1.52) 11.03
2022 19.83 (0.14) (5.66) (5.80) – (2.52) (2.52) 11.51
2021 15.64 (0.18) 5.81 5.63 – ( 1 .44) (1.44) 19.83
2020 13.50 (0.13) 3.55 3.42 – (1.28) (1.28) 15.64
2019 13.35 (0.08) 1.93 1.85 – (1.70) (1.70) 13.50
2018 13.14 (0.11) 1.71 1.60 – (1.39) (1.39) 13.35

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.28% (c),(d) $ 414,431 1.00% (e),(f) – % (0.33) % (e) 30.7% (e)
(32 .72) (d) 389,907 0.96 (f) – (0.46) 28.4
38.72 (d) 632,010 0.95 (f) – (0.51) 23.1
27.86 (d) 487,128 0.99 (f) – (0.43) 33.6
17.51 (d),(g) 414,599 1.00 (f) – (0.37) 28.1
13.21 (d),(g) 39,217 1.04 (f) – (0.36) 34.8
11.39 (c),(d) 292,812 0.81 (e) ,(h) 0.85 (e),(i) (0.15) (e) 30.7 (e)
(32.65) (d),(g) 269,806 0.79 (h) 0.83 (i) (0.29) 28.4
39.03 (d),(g) 445,587 0.78 (h) 0.82 (i) (0.34) 23.1
28.03 (d) 331,514 0.80 (h) 0.85 (i) (0.23) 33.6
17.85 (d) 274,328 0.82 (h) 0.87 (i) (0.01) 28.1
13.50 (d) 180,871 0.81 (h) 0 .86 (i) (0.12) 34.8
11.45 (c) 2,559,502 0.68 (e),(f) – (0.02) (e) 30.7 (e)
(32.53) 2,371,763 0.68 (f) – (0.18) 28.4
39.14 3,460,761 0.67 (f) – (0.23) 23.1
28.23 2,630,670 0.68 (f) – (0.11) 33.6
18.02 2,366,040 0.68 (f) – 0.15 28 .1
13.60 2,181,951 0.67 (f) – 0.03 34.8
10.93 (c) 9,958 1.47 (e),(f) – (0.81) (e) 30.7 (e)
(33.05) (g) 8,728 1.47 (f) – (0.97) 28.4
38.07 (g) 14,313 1.46 (f) – (1.02) 23.1
27.22 11,345 1.47 (f) – (0.90) 33.6
17.12 10,940 1.47 (f) – (0.64) 28.1
12.68 8,097 1.47 (f) – (0.78) 34.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
R-3 shares
2023(b) $ 12 .80 ( $ 0 .03 ) $ 1 .23 $ 1 .20 $ – ( $ 1 .52 ) ( $ 1 .52 ) $ 12 .48
2022 21 .70 ( 0 .10 ) ( 6 .28 ) ( 6 .38 ) – ( 2 .52 ) ( 2 .52 ) 12 .80
2021 16 .94 ( 0 .14 ) 6 .34 6 .20 – ( 1 .44 ) ( 1 .44 ) 21 .70
2020 14 .48 ( 0 .09 ) 3 .83 3 .74 – ( 1 .28 ) ( 1 .28 ) 16 .94
2019 14 .15 ( 0 .04 ) 2 .07 2 .03 – ( 1 .70 ) ( 1 .70 ) 14 .48
2018 13 .81 ( 0 .07 ) 1 .80 1 .73 – ( 1 .39 ) ( 1 .39 ) 14 .15
R-4 shares
2023(b) 13 .30 ( 0 .02 ) 1 .29 1 .27 – ( 1 .52 ) ( 1 .52 ) 13 .05
2022 22 .41 ( 0 .08 ) ( 6 .51 ) ( 6 .59 ) – ( 2 .52 ) ( 2 .52 ) 13 .30
2021 17 .42 ( 0 .10 ) 6 .53 6 .43 – ( 1 .44 ) ( 1 .44 ) 22 .41
2020 14 .83 ( 0 .06 ) 3 .93 3 .87 – ( 1 .28 ) ( 1 .28 ) 17 .42
2019 14 .42 ( 0 .02 ) 2 .13 2 .11 – ( 1 .70 ) ( 1 .70 ) 14 .83
2018 14 .02 ( 0 .04 ) 1 .83 1 .79 – ( 1 .39 ) ( 1 .39 ) 14 .42
R-5 shares
2023(b) 14 .15 ( 0 .01 ) 1 .39 1 .38 – ( 1 .52 ) ( 1 .52 ) 14 .01
2022 23 .65 ( 0 .06 ) ( 6 .92 ) ( 6 .98 ) – ( 2 .52 ) ( 2 .52 ) 14 .15
2021 18 .29 ( 0 .08 ) 6 .88 6 .80 – ( 1 .44 ) ( 1 .44 ) 23 .65
2020 15 .50 ( 0 .04 ) 4 .11 4 .07 – ( 1 .28 ) ( 1 .28 ) 18 .29
2019 14 .98 – 2 .22 2 .22 – ( 1 .70 ) ( 1 .70 ) 15 .50
2018 14 .49 ( 0 .02 ) 1 .90 1 .88 – ( 1 .39 ) ( 1 .39 ) 14 .98
R-6 shares
2023(b) 15 .07 0 .01 1 .49 1 .50 – ( 1 .52 ) ( 1 .52 ) 15 .05
2022 24 .96 ( 0 .02 ) ( 7 .35 ) ( 7 .37 ) – ( 2 .52 ) ( 2 .52 ) 15 .07
2021 19 .19 ( 0 .03 ) 7 .25 7 .22 – ( 1 .45 ) ( 1 .45 ) 24 .96
2020 16 .17 – 4 .32 4 .32 ( 0 .03 ) ( 1 .27 ) ( 1 .30 ) 19 .19
2019 15 .55 0 .04 2 .31 2 .35 ( 0 .03 ) ( 1 .70 ) ( 1 .73 ) 16 .17
2018 14 .99 0 .02 1 .96 1 .98 ( 0 .03 ) ( 1 .39 ) ( 1 .42 ) 15 .55

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .09% (c) $ 61,805 1 .16% (d) ,(e) ( 0 .49 ) % (d) 30 .7% (d)
( 32 .85 ) (f) 58,977 1 .16 (e) ( 0 .66 ) 28 .4
38 .54 (f) 102,793 1 .15 (e) ( 0 .71 ) 23 .1
27 .61 89,315 1 .16 (e) ( 0 .58 ) 33 .6
17 .46 85,393 1 .16 (e) ( 0 .31 ) 28 .1
13 .03 98,560 1 .16 (e) ( 0 .46 ) 34 .8
11 .22 (c) 48,102 0 .97 (d) ,(e) ( 0 .30 ) (d) 30 .7 (d)
( 32 .71 ) 47,601 0 .97 (e) ( 0 .47 ) 28 .4
38 .75 84,797 0 .96 (e) ( 0 .51 ) 23 .1
27 .86 82,907 0 .97 (e) ( 0 .39 ) 33 .6
17 .71 80,284 0 .97 (e) ( 0 .14 ) 28 .1
13 .28 77,509 0 .97 (e) ( 0 .27 ) 34 .8
11 .32 (c) 163,642 0 .85 (d) ,(e) ( 0 .18 ) (d) 30 .7 (d)
( 32 .64 ) 158,035 0 .85 (e) ( 0 .35 ) 28 .4
38 .94 364,553 0 .84 (e) ( 0 .40 ) 23 .1
28 .04 (f) 296,527 0 .85 (e) ( 0 .27 ) 33 .6
17 .72 (f) 293,297 0 .85 (e) ( 0 .01 ) 28 .1
13 .48 282,290 0 .85 (e) ( 0 .15 ) 34 .8
11 .44 (c) 6,946,852 0 .59 (d) ,(e) 0 .08 (d) 30 .7 (d)
( 32 .47 ) 6,257,991 0 .59 (e) ( 0 .09 ) 28 .4
39 .24 (f) 9,740,176 0 .59 (e) ( 0 .15 ) 23 .1
28 .42 (f) 7,254,770 0 .59 (e) ( 0 .02 ) 33 .6
18 .06 6,356,209 0 .59 (e) 0 .24 28 .1
13 .72 5,378,075 0 .59 (e) 0 .10 34 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2023(b) $ 19.91 $ 0.14 $ 1.48 $ 1.62 ( $ 0.25) ( $ 0.27) ( $ 0.52) $ 21.01
2022 26.67 0.24 (3.75) (3.51) (0.20) (3.05) (3.25) 19.91
2021 20.14 0.24 7.88 8.12 (0.33) (1.26) (1.59) 26.67
2020 19.10 0.28 1.46 1.74 (0.32) (0.38) (0.70) 20.14
2019 17.99 0.31 1.92 2.23 (0.28) (0.84) (1.12) 19.10
2018 17.96 0.29 0.92 1.21 (0.25) (0.93) (1.18) 17.99
Class C shares
2023(b) 19.17 0.05 1.43 1.48 (0.05) (0.27) (0.32) 20.33
2022 25.81 0.04 (3.63) (3.59) – (3.05) (3.05) 19.17
2021 19.54 0.03 7.65 7.68 (0.15) (1.26) (1.41) 25.81
2020 18.57 0.11 1.41 1.52 (0.17) (0.38) (0.55) 19.54
2019 17.51 0.16 1.89 2.05 (0.15) (0.84) (0.99) 18.57
2018 17.54 0.13 0.90 1.03 (0.13) (0.93) (1.06) 17.51
Class J shares
2023(b) 19.65 0.15 1.45 1.60 (0.26) (0.27) (0.53) 20.72
2022 26.36 0.25 (3.70) (3.45) (0.21) (3.05) (3.26) 19.65
2021 19.93 0.25 7.78 8.03 (0.34) (1.26) (1.60) 26.36
2020 18.91 0.29 1.44 1.73 (0.33) (0.38) (0.71) 19 .93
2019 17.82 0.32 1.91 2.23 (0.30) (0.84) (1.14) 18.91
2018 17.80 0.30 0.92 1.22 (0.27) (0.93) (1.20) 17.82
Institutional shares
2023(b) 19.94 0.17 1.48 1.65 (0.30) (0.27) (0.57) 21.02
2022 26.70 0.29 (3.75) (3.46) (0.25) (3.05) (3.30) 19.94
2021 20.16 0.30 7.88 8.18 (0.38) (1.26) (1.64) 26.70
2020 19.12 0.33 1.46 1.79 (0.37) (0.38) (0.75) 20.16
2019 18.01 0.36 1.92 2.28 (0.33) (0.84) ( 1 .17) 19.12
2018 17.98 0.34 0.92 1.26 (0.30) (0.93) (1.23) 18.01

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.37% (c),(d) $ 578,903 0.41% (e) – % 1.41% (e) 4.8% (e)
(14.93) (d) 544,686 0.40 – 1.10 3.7
42.29 (d) 651,354 0.40 – 1.00 3.8
9.23 (d) 465,384 0.42 – 1.45 6.0
13.84 (d) 435,070 0.46 – 1.73 3.2
6.89 (d) 380,299 0.44 – 1.60 5.8
7.93 (c),(d),(f) 43,644 1.30 (e),(g) – 0.53 (e) 4.8 (e)
(15.68) (d) 45,234 1.29 (g) – 0.20 3.7
41.04 (d) 65,380 1.29 (g) – 0.14 3.8
8.27 (d) 61,996 1.30 (g) – 0.59 6.0
12.91 (d) 66,411 1.30 (g) – 0.91 3.2
5.92 (d) 65,204 1.30 (g) – 0.75 5.8
8.40 (c),(d) 872,157 0.35 (e),(h) 0.37 (e),(i) 1.47 (e) 4.8 (e)
(14.87) (d) 810,657 0.34 (h) 0.36 (i) 1.15 3.7
42.31 (d) 970,126 0.35 (h) 0.37 (i) 1.06 3.8
9.29 (d) 691,249 0.36 (h) 0.39 (i) 1.52 6.0
13.95 (d) 691,045 0.38 (h) 0.41 (i) 1.82 3.2
6.98 (d) 653,442 0.37 (h) 0.40 (i) 1.68 5.8
8.53 (c) 4,189,733 0.16 (e) – 1.66 (e) 4.8 (e)
(14.73) 3,639,186 0.16 – 1.34 3.7
42 .61 4,069,356 0.17 – 1.27 3.8
9.51 3,986,295 0.17 – 1.71 6.0
14.18 4,175,228 0.17 – 2.02 3.2
7.17 3,693,260 0.16 – 1.88 5.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
R-1 shares
2023(b) $ 19 .78 $ 0 .08 $ 1 .48 $ 1 .56 ( $ 0 .12 ) ( $ 0 .27 ) ( $ 0 .39 ) $ 20 .95
2022 26 .53 0 .10 ( 3 .75 ) ( 3 .65 ) ( 0 .05 ) ( 3 .05 ) ( 3 .10 ) 19 .78
2021 20 .05 0 .09 7 .85 7 .94 ( 0 .20 ) ( 1 .26 ) ( 1 .46 ) 26 .53
2020 19 .00 0 .16 1 .45 1 .61 ( 0 .18 ) ( 0 .38 ) ( 0 .56 ) 20 .05
2019 17 .87 0 .21 1 .93 2 .14 ( 0 .17 ) ( 0 .84 ) ( 1 .01 ) 19 .00
2018 17 .85 0 .18 0 .91 1 .09 ( 0 .14 ) ( 0 .93 ) ( 1 .07 ) 17 .87
R-3 shares
2023(b) 19 .91 0 .11 1 .49 1 .60 ( 0 .17 ) ( 0 .27 ) ( 0 .44 ) 21 .07
2022 26 .67 0 .17 ( 3 .76 ) ( 3 .59 ) ( 0 .12 ) ( 3 .05 ) ( 3 .17 ) 19 .91
2021 20 .15 0 .17 7 .87 8 .04 ( 0 .26 ) ( 1 .26 ) ( 1 .52 ) 26 .67
2020 19 .11 0 .22 1 .46 1 .68 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 20 .15
2019 17 .98 0 .26 1 .93 2 .19 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 19 .11
2018 17 .95 0 .24 0 .93 1 .17 ( 0 .21 ) ( 0 .93 ) ( 1 .14 ) 17 .98
R-4 shares
2023(b) 20 .02 0 .13 1 .49 1 .62 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 21 .15
2022 26 .78 0 .21 ( 3 .77 ) ( 3 .56 ) ( 0 .15 ) ( 3 .05 ) ( 3 .20 ) 20 .02
2021 20 .23 0 .21 7 .91 8 .12 ( 0 .31 ) ( 1 .26 ) ( 1 .57 ) 26 .78
2020 19 .19 0 .26 1 .46 1 .72 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 20 .23
2019 18 .05 0 .30 1 .94 2 .24 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 19 .19
2018 18 .02 0 .28 0 .92 1 .20 ( 0 .24 ) ( 0 .93 ) ( 1 .17 ) 18 .05
R-5 shares
2023(b) 20 .27 0 .14 1 .52 1 .66 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 21 .41
2022 27 .09 0 .24 ( 3 .82 ) ( 3 .58 ) ( 0 .19 ) ( 3 .05 ) ( 3 .24 ) 20 .27
2021 20 .44 0 .24 7 .99 8 .23 ( 0 .32 ) ( 1 .26 ) ( 1 .58 ) 27 .09
2020 19 .38 0 .29 1 .47 1 .76 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .44
2019 18 .22 0 .32 1 .96 2 .28 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .38
2018 18 .18 0 .30 0 .93 1 .23 ( 0 .26 ) ( 0 .93 ) ( 1 .19 ) 18 .22

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .08% (c) $ 12,768 1 .03% (d) 0 .79% (d) 4 .8% (d)
( 15 .49 ) 11,720 1 .03 0 .45 3 .7
41 .38 17,742 1 .03 0 .36 3 .8
8 .58 11,726 1 .03 0 .85 6 .0
13 .21 14,258 1 .03 1 .17 3 .2
6 .20 15,612 1 .03 1 .01 5 .8
8 .24 (c) 140,088 0 .72 (d) 1 .10 (d) 4 .8 (d)
( 15 .21 ) 133,978 0 .72 0 .77 3 .7
41 .78 192,913 0 .72 0 .70 3 .8
8 .92 167,324 0 .72 1 .16 6 .0
13 .54 181,254 0 .72 1 .48 3 .2
6 .60 192,273 0 .72 1 .32 5 .8
8 .32 (c) 108,198 0 .53 (d) 1 .29 (d) 4 .8 (d)
( 15 .06 ) (e) 105,613 0 .53 0 .96 3 .7
42 .09 (e) 135,073 0 .53 0 .90 3 .8
9 .09 132,402 0 .53 1 .35 6 .0
13 .80 142,497 0 .53 1 .67 3 .2
6 .76 152,704 0 .53 1 .51 5 .8
8 .40 (c) 254,217 0 .41 (d) 1 .41 (d) 4 .8 (d)
( 14 .94 ) 256,634 0 .41 1 .08 3 .7
42 .22 327,673 0 .41 0 .99 3 .8
9 .21 244,545 0 .41 1 .48 6 .0
13 .95 297,495 0 .41 1 .80 3 .2
6 .87 352,267 0 .41 1 .63 5 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2023(b) $ 18.01 $ 0.12 $ 0.24 $ 0.36 ( $ 0.24) ( $ 1.43) ( $ 1.67) $ 16.70
2022 20.70 0.21 (1.16) (0.95) (0.14) (1.60) (1.74) 18.01
2021 14.67 0.15 6.10 6.25 (0.22) – (0.22) 20.70
2020 16.98 0.21 (1.47) ( 1 .26) (0.31) (0.74) (1.05) 14.67
2019 16.79 0.31 1.42 1.73 (0.23) (1.31) (1.54) 16.98
2018 16.93 0.23 0.74 0.97 (0.16) (0.95) (1.11) 16.79
Institutional shares
2023(b) 18.36 0.14 0.27 0.41 (0.29) (1.43) (1.72) 17 .05
2022 21.07 0.26 (1.18) (0.92) (0.19) (1.60) (1.79) 18.36
2021 14.94 0.21 6.19 6.40 (0.27) – (0.27) 21.07
2020 17.27 0.26 (1.48) (1.22) (0.37) (0.74) (1.11) 14.94
2019 17.05 0.37 1.44 1.81 (0.28) (1.31) (1.59) 17.27
2018 17.17 0.29 0.75 1.04 (0.21) (0.95) (1.16) 17.05
R-1 shares
2023(b) 18.21 0.07 0.26 0.33 (0.14) (1.43) (1.57) 16.97
2022 20.93 0.10 (1.18) (1.08) (0.04) (1.60) (1.64) 18.21
2021 14.83 0.04 6.17 6.21 (0.11) – (0.11) 20.93
2020 17.13 0.13 (1.48) (1.35) (0.21) (0.74) (0.95) 14.83
2019 16.91 0.23 1.44 1.67 (0.14) (1.31) (1.45) 17.13
2018 17.05 0.13 0.75 0.88 (0.07) (0.95) (1.02) 16.91
R-3 shares
2023(b) 19.36 0.10 0.28 0.38 (0.18) (1.43) (1.61) 18.13
2022 22.13 0.16 (1.24) (1.08) (0.09) (1.60) (1.69) 19.36
2021 15.67 0.10 6.53 6.63 (0.17) – (0.17) 22.13
2020 18.07 0.19 (1.58) (1.39) (0.27) (0.74) (1.01) 15.67
2019 17.72 0.30 1.52 1.82 (0.16) (1.31) (1.47) 18.07
2018 17.80 0.20 0.77 0.97 (0.10) (0.95) (1.05) 17.72
R-4 shares
2023(b) 18.32 0.11 0.26 0.37 (0.22) (1.43) (1.65) 17.04
2022 21.04 0.19 (1.19) (1.00) (0.12) (1.60) (1.72) 18.32
2021 14.90 0.14 6.20 6.34 (0.20) – (0.20) 21.04
2020 17.23 0.21 (1.50) (1.29) (0.30) (0.74) (1.04) 14.90
2019 17.01 0.32 1.43 1.75 (0.22) (1.31) (1.53) 17.23
2018 17.13 0.22 0.76 0.98 (0.15) (0.95) (1.10) 17.01
R-5 shares
2023(b) 18.52 0.12 0.27 0.39 (0.24) (1.43) (1.67) 17.24
2022 21.22 0.22 (1.20) (0.98) (0.12) ( 1 .60) (1.72) 18.52
2021 15.04 0.16 6.25 6.41 (0.23) – (0.23) 21.22
2020 17.38 0.23 (1.50) (1.27) (0.33) (0.74) (1.07) 15.04
2019 17.15 0.34 1.44 1.78 (0.24) (1.31) (1.55) 17.38
2018 17.26 0 .25 0.76 1.01 (0.17) (0.95) (1.12) 17.15

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.17% (c),(d) $ 82,873 1.00% (e),(f) 1.08% (e),(g) 1.36% (e) 53.0% (e)
(4.80) (d) 82,605 0.97 (f) 1.06 (g) 1.13 42.6
42.96 (d) 84,871 0.98 (f) 1.07 (g) 0.82 46.3
(8.14) (d) 62,003 1.04 (f) 1.14 (g) 1.39 54.6
12.14 (d) 74,483 1.06 (f) 1.15 (g) 1.97 51.5
5.76 (d) 72,851 1.03 (f) 1.12 (g) 1.35 44.4
2.39 (c) 2,750,546 0.72 (e),(h) – 1.64 (e) 53.0 (e)
(4.56) 2,634,970 0.70 (h) – 1.39 42.6
43.27 3,457,999 0.70 (h) – 1.07 46.3
(7.82) 1,754,898 0.72 (h) – 1.72 54.6
12.53 2,065,317 0.72 (h) – 2.30 51.5
6.11 1,983,831 0.71 (h) – 1.66 44.4
1.95 (c) 3,787 1.58 (e),(h) – 0.78 (e) 53.0 (e)
(5.41) 4,060 1.57 (h) – 0.53 42.6
42.06 4,000 1.58 (h) – 0.22 46.3
(8.58) 2,889 1.59 (h) – 0.85 54.6
11.53 4,436 1.59 (h) – 1.44 51.5
5.15 4,455 1.59 (h) – 0.78 44.4
2.09 (c) 6,379 1.27 (e),(h) – 1.09 (e) 53.0 (e)
(5.11) 6,078 1.26 (h) – 0.83 42.6
42.56 7,133 1.27 (h) – 0.52 46.3
(8.36) 4,056 1.28 (h) – 1.16 54.6
11.90 5,695 1.28 (h) – 1.77 51.5
5.46 6,196 1.28 (h) – 1.09 44.4
2.16 (c) 1,101 1.08 (e),(h) – 1.24 (e) 53.0 (e)
(4.97) 1,934 1.07 (h) – 1.01 42.6
42.86 2,599 1.08 (h) – 0.72 46.3
(8.19) 1,866 1.09 (h) – 1.34 54.6
12.09 4,028 1.09 (h) – 1.98 51.5
5.71 4,910 1.09 (h) – 1.28 44.4
2.27 (c) 5,994 0.96 (e),(h) – 1.38 (e) 53.0 (e)
(4.81) 5,432 0.95 (h) – 1.15 42.6
42.94 8,722 0.96 (h) – 0.84 46.3
(8.05) 6,935 0.97 (h) – 1.47 54.6
12.22 10,455 0.97 (h) – 2.11 51.5
5.87 10,726 0.97 (h) – 1.41 44.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2023(b) $ 30.71 ( $ 0.04) $ 2.62 $ 2.58 $ – ( $ 0.99) ( $ 0.99) $ 32.30
2022 42.87 (0.09) (8.74) (8.83) – (3.33) (3.33) 30.71
2021 30.19 (0.19) 13.26 13.07 – (0.39) (0.39) 42.87
2020 30.15 (0.01) 1.44 1.43 (0.07) (1.32) ( 1 .39) 30.19
2019 26.24 0.01 6.64 6.65 – (2.74) (2.74) 30.15
2018 26.90 (0.04) 0.29 0.25 – (0.91) (0.91) 26.24
Class C shares
2023(b) 26.19 (0.14) 2.22 2.08 – (0.99) (0.99) 27.28
2022 37.32 (0.31) (7.49) (7.80) – (3.33) (3.33) 26.19
2021 26.51 (0.39) 11.59 11.20 – (0.39) (0.39) 37.32
2020 26.77 (0.19) 1.25 1.06 – (1.32) (1.32) 26.51
2019 23.77 (0.16) 5.90 5.74 – (2.74) (2.74) 26.77
2018 24.63 (0.22) 0.27 0.05 – (0.91) (0.91) 23.77
Class J shares
2023(b) 29.44 (0.02) 2.52 2.50 – (0.99) (0.99) 30.95
2022 41.18 (0.04) (8.37) (8.41) – (3.33) (3.33) 29.44
2021 28.96 (0.12) 12.73 12.61 – (0.39) (0.39) 41.18
2020 28.99 0.03 1.38 1.41 (0.12) (1.32) (1.44) 28.96
2019 25.30 0.05 6.38 6.43 – (2.74) (2.74) 28.99
2018 25.94 – 0.27 0.27 – ( 0 .91) (0.91) 25.30
Institutional shares
2023(b) 31.88 – 2.73 2.73 – (0.99) (0.99) 33.62
2022 44.26 – (9.05) (9.05) – (3.33) (3.33) 31.88
2021 31.08 (0.09) 13.66 13.57 – (0.39) (0.39) 44.26
2020 31.00 0.06 1.49 1.55 (0.15) (1.32) (1.47) 31.08
2019 26.84 0.09 6.83 6.92 (0.02) (2.74) (2.76) 31 .00
2018 27.44 0.04 0.28 0.32 (0.01) (0.91) (0.92) 26.84
R-1 shares
2023(b) 27.37 (0.11) 2.34 2.23 – (0.99) (0.99) 28.61
2022 38.77 (0.24) (7.83) (8.07) – (3.33) (3.33) 27.37
2021 27.47 (0.35) 12.04 11.69 – (0.39) (0.39) 38.77
2020 27.63 (0.14) 1.30 1.16 – (1.32) (1.32) 27.47
2019 24.39 (0.11) 6.09 5.98 – (2.74) (2.74) 27.63
2018 25.20 (0.16) 0.26 0.10 – (0.91) (0.91) 24.39

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.54% (c),(d),(e) $ 1,666,683 0.95% (f) – % (0.26) % (f) 5.8% (f)
(22.25) (e) 1,591,916 0.94 – (0.27) 14.1
43.63 (e) 2,198,683 0.93 – (0.50) 12.4
4.83 (e) 1,607,917 0.95 – (0.04) 13.9
29.21 (e) 1,645,317 0.98 – 0.05 13.6
0.86 (e) 1,439,026 0.96 – (0.14) 25.8
8.05 (c),(e) 36,782 1.77 (f) – (1.08) (f) 5.8 (f)
(22.84) (e) 40,097 1.72 – (1.06) 14.1
42.62 (e) 72,682 1.67 – (1.21) 12.4
4.02 (e) 158,906 1.69 – (0.74) 13.9
28 .32 (e) 228,866 1.70 – (0.67) 13.6
0.11 (e) 248,197 1.69 – (0.86) 25.8
8.60 (c),(e) 306,974 0.80 (f),(g) 0.82 (f),(h) (0.12) (f) 5.8 (f)
(22.13) (e) 292,151 0.79 (g) 0.81 (h) (0.12) 14.1
43.85 (d),(e) 407,907 0.78 (g) 0.80 (h) (0.34) 12.4
4.98 (d),(e) 310,404 0.79 (g) 0.82 (h) 0.12 13.9
29.45 (e) 325,426 0.83 (g) 0.86 (h) 0.21 13.6
0.98 (e) 275,443 0.82 (g) 0.85 (h) 0.00 25.8
8.67 (c) 10,499,797 0.68 (f) – 0.01 (f) 5.8 (f)
(22.05) (d) 10,110,818 0.67 (i) – 0.00 14.1
44.03 (d) 15,790,247 0.67 (i) – (0.24) 12.4
5.08 12,106,903 0.69 (i) – 0.21 13.9
29.61 12,070,133 0.70 (i) – 0.34 13.6
1.12 10,720,328 0.69 (i) – 0.13 25.8
8.26 (c) 85,996 1.47 (f) – (0.78) (f) 5.8 (f)
(22.67) 83,862 1.46 – (0.79) 14.1
42.92 116,642 1.46 – (1.02) 12.4
4.27 89,600 1.46 – (0.54) 13.9
28.61 98,489 1.47 – (0.43) 13.6
0.31 81,543 1.47 – (0.65) 25.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
R-3 shares
2023(b) $ 29 .68 ( $ 0 .07 ) $ 2 .54 $ 2 .47 $ – ( $ 0 .99 ) ( $ 0 .99 ) $ 31 .16
2022 41 .63 ( 0 .16 ) ( 8 .46 ) ( 8 .62 ) – ( 3 .33 ) ( 3 .33 ) 29 .68
2021 29 .38 ( 0 .26 ) 12 .90 12 .64 – ( 0 .39 ) ( 0 .39 ) 41 .63
2020 29 .38 ( 0 .06 ) 1 .38 1 .32 – ( 1 .32 ) ( 1 .32 ) 29 .38
2019 25 .68 ( 0 .04 ) 6 .48 6 .44 – ( 2 .74 ) ( 2 .74 ) 29 .38
2018 26 .40 ( 0 .09 ) 0 .28 0 .19 – ( 0 .91 ) ( 0 .91 ) 25 .68
R-4 shares
2023(b) 31 .36 ( 0 .04 ) 2 .67 2 .63 – ( 0 .99 ) ( 0 .99 ) 33 .00
2022 43 .71 ( 0 .11 ) ( 8 .91 ) ( 9 .02 ) – ( 3 .33 ) ( 3 .33 ) 31 .36
2021 30 .78 ( 0 .20 ) 13 .52 13 .32 – ( 0 .39 ) ( 0 .39 ) 43 .71
2020 30 .70 ( 0 .01 ) 1 .46 1 .45 ( 0 .05 ) ( 1 .32 ) ( 1 .37 ) 30 .78
2019 26 .66 0 .01 6 .77 6 .78 – ( 2 .74 ) ( 2 .74 ) 30 .70
2018 27 .33 ( 0 .04 ) 0 .28 0 .24 – ( 0 .91 ) ( 0 .91 ) 26 .66
R-5 shares
2023(b) 31 .21 ( 0 .03 ) 2 .67 2 .64 – ( 0 .99 ) ( 0 .99 ) 32 .86
2022 43 .47 ( 0 .06 ) ( 8 .87 ) ( 8 .93 ) – ( 3 .33 ) ( 3 .33 ) 31 .21
2021 30 .57 ( 0 .15 ) 13 .44 13 .29 – ( 0 .39 ) ( 0 .39 ) 43 .47
2020 30 .53 0 .03 1 .44 1 .47 ( 0 .11 ) ( 1 .32 ) ( 1 .43 ) 30 .57
2019 26 .50 0 .05 6 .72 6 .77 – ( 2 .74 ) ( 2 .74 ) 30 .53
2018 27 .13 ( 0 .01 ) 0 .29 0 .28 – ( 0 .91 ) ( 0 .91 ) 26 .50
R-6 shares
2023(b) 31 .90 0 .01 2 .74 2 .75 – ( 0 .99 ) ( 0 .99 ) 33 .66
2022 44 .26 0 .03 ( 9 .06 ) ( 9 .03 ) – ( 3 .33 ) ( 3 .33 ) 31 .90
2021 31 .05 ( 0 .06 ) 13 .66 13 .60 – ( 0 .39 ) ( 0 .39 ) 44 .26
2020 30 .97 0 .09 1 .49 1 .58 ( 0 .18 ) ( 1 .32 ) ( 1 .50 ) 31 .05
2019 26 .83 0 .13 6 .80 6 .93 ( 0 .05 ) ( 2 .74 ) ( 2 .79 ) 30 .97
2018 27 .42 0 .06 0 .30 0 .36 ( 0 .04 ) ( 0 .91 ) ( 0 .95 ) 26 .83

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .43% (c) $ 46,330 1 .16% (d) ( 0 .47 ) % (d) 5 .8% (d)
( 22 .42 ) 44,432 1 .15 ( 0 .49 ) 14 .1
43 .32 (e) 73,376 1 .15 ( 0 .71 ) 12 .4
4 .61 (e) 66,616 1 .15 ( 0 .22 ) 13 .9
29 .01 83,961 1 .16 ( 0 .14 ) 13 .6
0 .65 99,735 1 .16 ( 0 .33 ) 25 .8
8 .49 (c) 50,309 0 .97 (d) ( 0 .28 ) (d) 5 .8 (d)
( 22 .25 ) 48,916 0 .96 ( 0 .30 ) 14 .1
43 .61 81,569 0 .96 ( 0 .52 ) 12 .4
4 .82 71,485 0 .96 ( 0 .04 ) 13 .9
29 .23 76,985 0 .97 0 .02 13 .6
0 .81 87,620 0 .97 ( 0 .14 ) 25 .8
8 .56 (c) 232,068 0 .85 (d) ( 0 .17 ) (d) 5 .8 (d)
( 22 .16 ) 296,351 0 .84 ( 0 .17 ) 14 .1
43 .76 (e) 427,065 0 .84 ( 0 .40 ) 12 .4
4 .93 (e) 325,105 0 .84 0 .09 13 .9
29 .39 387,741 0 .85 0 .19 13 .6
0 .97 337,245 0 .85 ( 0 .02 ) 25 .8
8 .72 (c) 5,744,240 0 .60 (d) ,(f) 0 .09 (d) 5 .8 (d)
( 21 .98 ) 5,989,509 0 .59 (f) 0 .09 14 .1
44 .13 5,220,374 0 .59 (f) ( 0 .15 ) 12 .4
5 .20 4,054,486 0 .60 (f) 0 .29 13 .9
29 .71 2,431,236 0 .60 (f) 0 .45 13 .6
1 .24 1,442,924 0 .59 (f) 0 .21 25 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2023(b) $ 5.77 ( $ 0.01) $ 0.10 $ 0.09 $ – $ – $ 5.86
2022 10.74 (0.03) (2.79) (2.82) (2.15) (2.15) 5.77
2021 8.39 (0.03) 3.63 3.60 (1.25) (1.25) 10.74
2020 6.40 (0.04) 2.39 2.35 (0.36) (0.36) 8.39
2019 7.05 (0.03) 0.49 0.46 (1.11) (1.11) 6.40
2018 7.13 (0.03) 0.26 0.23 (0.31) (0.31) 7.05
Institutional shares
2023(b) 8.69 (0.01) 0.16 0.15 – – 8.84
2022 14.99 (0.03) (4.12) (4.15) (2.15) (2.15) 8.69
2021 11.30 (0.03) 4.97 4.94 (1.25) (1.25) 14.99
2020 8.48 (0.04) 3.22 3.18 (0.36) (0.36) 11.30
2019 8.92 (0.02) 0.69 0.67 (1.11) (1.11) 8.48
2018 8.92 (0.02) 0.33 0.31 (0.31) (0.31) 8.92
R-1 shares
2023(b) 5.94 (0.03) 0.11 0.08 – – 6.02
2022 11.05 (0.08) (2.88) (2.96) (2.15) (2.15) 5.94
2021 8.66 (0.10) 3.74 3.64 (1.25) (1.25) 11.05
2020 6.63 (0.09) 2.48 2.39 (0.36) (0.36) 8.66
2019 7.29 (0.07) 0.52 0.45 (1.11) (1.11) 6.63
2018 7.41 (0.08) 0.27 0.19 (0.31) (0.31) 7.29
R-3 shares
2023(b) 7.66 (0.02) 0.14 0.12 – – 7.78
2022 13.55 (0.07) (3.67) (3.74) (2.15) (2.15) 7.66
2021 10.35 (0.09) 4.54 4.45 (1.25) (1.25) 13.55
2020 7.84 (0.07) 2.94 2.87 (0.36) (0.36) 10.35
2019 8.37 (0.06) 0.64 0.58 (1.11) (1.11) 7.84
2018 8.44 (0.07) 0.31 0.24 (0.31) (0.31) 8.37
R-4 shares
2023(b) 8.45 (0.02) 0.16 0.14 – – 8.59
2022 14.68 (0.06) (4.02) (4.08) (2.15) (2.15) 8.45
2021 11.12 (0.07) 4.88 4.81 ( 1 .25) (1.25) 14.68
2020 8.38 (0.06) 3.16 3.10 (0.36) (0.36) 11.12
2019 8.85 (0.05) 0.69 0.64 (1.11) (1.11) 8.38
2018 8.88 (0.05) 0.33 0.28 (0.31) (0.31) 8.85
R-5 shares
2023(b) 9.02 (0.01) 0.16 0.15 – – 9.17
2022 15.50 (0.05) (4.28) (4.33) (2.15) (2.15) 9.02
2021 11.67 (0.05) 5.13 5.08 (1.25) (1.25) 15.50
2020 8.77 (0.05) 3.31 3.26 (0.36) (0.36) 11.67
2019 9.19 ( 0 .04) 0.73 0.69 (1.11) (1.11) 8.77
2018 9.20 (0.04) 0.34 0.30 (0.31) (0.31) 9.19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.73% (c),(d),(e) $ 80,383 0.94% (f),(g) 0.96% (f),(h) (0.30) % (f) 160.7% (f)
(31.59) (d),(e) 81,825 0.90 (g) 0.92 (h) (0.42) 165.5
45.43 (d),(e) 131,086 0.88 (g) 0.90 (h) (0.35) 114.5
38.55 (d),(e) 93,209 0.93 (g) 0.96 (h) (0.56) 120.6
10.27 (e) 71,129 0.97 (g) 1.00 (h) (0.46) 104.6
3 .26 (e) 67,918 0.93 (g) 0.96 (h) (0.44) 114.2
1.84 (c),(d) 117,469 0.75 (f),(i) – (0.12) (f) 160.7 (f)
(31.50) (d) 125,149 0.75 (i) – (0.26) 165.5
45.74 (d) 149,191 0.75 (i) – (0.24) 114.5
38.77 58,852 0.75 (i) – (0.38) 120.6
10.51 52,324 0.75 (i) – (0.25) 104.6
3.51 67,785 0.75 (i) – (0.26) 114.2
1.52 (c),(d) 926 1.55 (f) – (0.91) (f) 160.7 (f)
(32.06) (d) 881 1.54 – (1.05) 165.5
44.57 (d) 1,740 1.54 – (1.02) 114.5
37.62 1,789 1.55 – (1.19) 120.6
9.71 1,286 1.55 – (1.05) 104.6
2.58 1,391 1.55 – (1.05) 114.2
1.57 (c) 17,346 1.24 (f) – (0.60) (f) 160.7 (f)
(31.86) (d) 17,879 1.23 – (0.75) 165.5
45.01 (d) 22,672 1.23 – (0.72) 114.5
38.08 (d) 13,555 1.24 – (0.87) 120.6
10.06 11,187 1.24 – (0.74) 104.6
2.86 12,807 1.24 – (0.75) 114.2
1.78 (c),(d) 4,850 1.05 (f) – (0.41) (f) 160.7 (f)
(31.72) (d) 4,709 1.04 – (0.56) 165.5
45.27 (d) 6,759 1.04 – (0.52) 114.5
38.26 4,709 1.05 – (0.68) 120.6
10.20 4,103 1.05 – (0.55) 104.6
3.18 4,997 1.05 – (0.54) 114.2
1.77 (c),(d) 4,708 0.93 (f) – (0.29) (f) 160.7 (f)
(31.64) (d) 5,778 0.92 – (0.43) 165.5
45.47 (d) 25,223 0.92 – (0.39) 114.5
38.38 23,760 0.93 – (0.55) 120.6
10.40 22,099 0.93 – (0.43) 104.6
3.29 22,080 0.93 – (0.44) 114.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2023(b) $ 7.29 ( $ 0.01) $ 0 .40 $ 0.39 ( $ 0.19) ( $ 0.19) $ 7.49
2022 13.69 (0.05) (2.92) (2.97) (3.43) (3.43) 7.29
2021 10.46 (0.09) 4.12 4.03 (0.80) (0.80) 13.69
2020 9.53 (0.06) 1.98 1.92 (0.99) (0.99) 10.46
2019 9.35 (0.05) 1.37 1.32 (1.14) (1.14) 9.53
2018 10.21 (0.06) 0.69 0.63 (1.49) (1.49) 9.35
Institutional shares
2023(b) 10.59 – 0.60 0.60 (0.19) (0.19) 11.00
2022 18.18 (0.04) (4.12) (4.16) (3.43) (3.43) 10.59
2021 13.63 (0.08) 5.43 5.35 (0.80) (0.80) 18.18
2020 12.10 (0.04) 2.56 2.52 (0.99) (0.99) 13.63
2019 11.50 (0.02) 1.76 1.74 (1.14) (1.14) 12.10
2018 12.19 (0.03) 0.83 0.80 (1.49) (1.49) 11.50
R-1 shares
2023(b) 7.12 (0.03) 0.39 0.36 (0.19) (0.19) 7.29
2022 13.51 (0.10) (2.86) (2.96) (3.43) (3.43) 7.12
2021 10.39 (0.17) 4.09 3.92 (0.80) (0.80) 13.51
2020 9.52 (0.11) 1.97 1.86 (0.99) (0.99) 10.39
2019 9.39 (0.10) 1.37 1.27 (1.14) (1.14) 9.52
2018 10.30 (0.11) 0.69 0.58 (1.49) (1.49) 9.39
R-3 shares
2023(b) 9.17 (0.03) 0.52 0.49 (0.19) (0.19) 9.47
2022 16.30 (0.10) (3.60) (3.70) (3.43) (3.43) 9.17
2021 12.36 (0.16) 4.90 4 .74 (0.80) (0.80) 16.30
2020 11.12 (0.10) 2.33 2.23 (0.99) (0.99) 12.36
2019 10.72 (0.08) 1.62 1.54 (1.14) (1.14) 11.12
2018 11.52 (0.09) 0.78 0.69 (1.49) (1.49) 10.72
R-4 shares
2023(b) 9.75 (0.02) 0.55 0.53 (0.19) (0.19) 10.09
2022 17.08 (0.09) (3.81) (3.90) (3.43) (3.43) 9.75
2021 12.90 (0.14) 5.12 4.98 (0.80) (0.80) 17.08
2020 11.53 (0.08) 2.44 2.36 (0.99) (0.99) 12.90
2019 11.06 (0.06) 1.67 1.61 (1.14) (1.14) 11.53
2018 11.82 (0.07) 0.80 0.73 (1.49) (1.49) 11.06
R-5 shares
2023(b) 10.54 (0.02) 0.61 0.59 (0.19) (0.19) 10.94
2022 18.15 (0.08) (4.10) (4.18) (3.43) (3.43) 10.54
2021 13.65 (0.12) 5.42 5.30 (0.80) (0.80) 18.15
2020 12.14 (0.07) 2.57 2.50 (0.99) (0.99) 13 .65
2019 11.56 (0.05) 1.77 1.72 (1.14) (1.14) 12.14
2018 12.28 (0.06) 0.83 0.77 (1.49) (1.49) 11.56

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.57% (c),(d) $ 40,634 1.14% (e),(f) 1.18% (e),(g) (0.40) % (e) 33.2% (e)
(27.12) (d) 38,816 1.14 (f) 1.18 (g) (0 .65) 44.0
39.96 (d) 59,567 1.12 (f) 1.17 (g) (0.77) 34.3
21.76 (d) 45,753 1 .19 (f) 1.25 (g) (0.65) 50.7
17.48 (d) 41,366 1.27 (f) 1.38 (g) (0.55) 43.2
6 .61 (d) 36,912 1.24 (f) 1.35 (g) (0.56) 44.3
5.82 (c) 1,151,635 0.81 (e),(h) – (0.07) (e) 33.2 (e)
(26.94) 1,120,495 0.85 (h) – (0.35) 44.0
40.37 1,165,856 0.86 (h) – (0.50) 34.3
22.12 1,127,871 0.87 (h) – (0.33) 50.7
17.93 1,032,306 0.91 (h) – (0.19) 43.2
6.97 961,018 0.91 (h) – (0.22) 44.3
5.27 (c) 1,184 1.69 (e) ,(h) – (0.95) (e) 33.2 (e)
(27.51) 1,248 1.73 (h) – (1.24) 44.0
39.12 1,781 1.74 (h) – (1.38) 34.3
21.09 1,430 1.75 (h) – (1.21) 50.7
16 .80 1,438 1.78 (h) – (1.06) 43.2
6.00 1,665 1.78 (h) – (1.10) 44.3
5.52 (c) 3,398 1.38 (e),(h) – (0.64) (e) 33.2 (e)
(27.30) 3,568 1.42 (h) – (0.93) 44.0
39.54 5,149 1.43 (h) – (1.09) 34.3
21.41 2,643 1.44 (h) – (0.89) 50.7
17.28 2,913 1.47 (h) – (0.75) 43.2
6.35 3,424 1.47 (h) – (0.78) 44.3
5.60 (c) 1,521 1.19 (e),(h) – (0.45) (e) 33.2 (e)
(27.21) 1,379 1.23 (h) – (0.75) 44 .0
39.76 2,640 1.24 (h) – (0.89) 34.3
21.80 2,223 1.25 (h) – (0.69) 50.7
17.39 3,004 1.28 (h) – (0.57) 43.2
6.55 3,658 1.28 (h) – (0.60) 44.3
5.75 (c) 2,843 1.07 (e),(h) – (0.33) (e) 33.2 (e)
(27.13) 2,520 1.11 (h) – (0.61) 44.0
39.92 5,903 1.12 (h) – (0.76) 34.3
21.87 6,505 1.13 (h) – (0.59) 50.7
17.62 5,527 1.16 (h) – (0.44) 43.2
6.64 6,408 1.16 (h) – (0.49) 44.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2023(b) $ 20.31 $ 0.14 $ 0.42 $ 0.56 ( $ 0.24) ( $ 1.19) ( $ 1.43) $ 19.44
2022 25.15 0.24 (3.04) (2.80) (0.25) (1.79) (2.04) 20.31
2021 18.23 0.26 8.18 8.44 (0.21) (1.31) (1.52) 25.15
2020 19.65 0.20 (0.41) (0.21) (0.26) (0.95) (1.21) 18.23
2019 20.17 0.23 1.15 1.38 (0.22) (1.68) (1.90) 19.65
2018 21.53 0.25 (0.08) 0.17 (0.21) (1.32) (1.53) 20.17
Institutional shares
2023(b) 21.11 0.16 0.45 0.61 (0.27) (1.19) ( 1 .46) 20.26
2022 26.06 0.28 (3.16) (2.88) (0.28) (1.79) (2.07) 21.11
2021 18.84 0.31 8.46 8.77 (0.24) (1.31) (1.55) 26.06
2020 20.28 0.25 (0.44) (0.19) (0.30) (0.95) (1.25) 18.84
2019 20.76 0.28 1.18 1.46 (0.26) (1.68) (1.94) 20.28
2018 22.11 0.30 (0.08) 0.22 (0.25) (1.32) (1.57) 20.76
R-1 shares
2023(b) 20.81 0.08 0.44 0.52 (0.11) (1.19) (1.30) 20.03
2022 25.71 0.10 (3.12) (3.02) (0.09) (1.79) (1.88) 20.81
2021 18.62 0.11 8.37 8.48 (0.08) (1.31) (1.39) 25.71
2020 19.99 0.10 (0.44) (0.34) (0.08) (0.95) (1.03) 18.62
2019 20.45 0.12 1.18 1.30 (0.08) (1.68) (1.76) 19.99
2018 21.81 0.11 (0.07) 0.04 (0.08) (1.32) (1.40) 20.45
R-3 shares
2023(b) 21.57 0.12 0.46 0.58 (0.17) (1.19) (1.36) 20.79
2022 26.57 0.18 (3.24) (3.06) (0.15) (1.79) (1.94) 21.57
2021 19.19 0.19 8.64 8.83 (0.14) (1.31) (1.45) 26.57
2020 20.63 0.16 (0.46) (0.30) (0.19) (0.95) (1.14) 19.19
2019 21.05 0.19 1.21 1.40 (0.14) (1.68) (1.82) 20.63
2018 22.40 0.19 (0.08) 0.11 (0.14) (1.32) (1.46) 21.05
R-4 shares
2023(b) 21.70 0.14 0.46 0.60 (0.21) ( 1 .19) (1.40) 20.90
2022 26.72 0.22 (3.25) (3.03) (0.20) (1.79) (1.99) 21.70
2021 19.29 0.23 8.68 8.91 (0.17) (1.31) (1.48) 26.72
2020 20.73 0.19 (0.45) (0.26) (0.23) (0.95) (1.18) 19.29
2019 21.14 0.23 1.22 1.45 (0.18) (1.68) (1.86) 20.73
2018 22.49 0.23 (0.08) 0.15 (0.18) (1.32) (1.50) 21.14
R-5 shares
2023(b) 21.95 0.15 0.46 0.61 (0.23) (1.19) (1.42) 21.14
2022 27.00 0.25 (3.28) (3.03) (0.23) (1.79) (2.02) 21.95
2021 19.48 0.27 8.76 9.03 (0.20) (1.31) (1.51) 27.00
2020 20.91 0.22 (0.45) (0.23) (0.25) (0.95) (1.20) 19.48
2019 21.32 0.25 1.23 1.48 (0.21) (1.68) (1.89) 20.91
2018 22.67 0.26 (0.08) 0 .18 (0.21) (1.32) (1.53) 21.32
R-6 shares
2023(b) 21.11 0.17 0.44 0.61 (0.29) (1.19) (1.48) 20.24
2022 26.05 0.30 (3.15) (2.85) (0.30) (1.79) (2.09) 21.11
2021 18.83 0.32 8.46 8.78 (0.25) (1.31) (1.56) 26.05
2020 20.27 0.25 (0.43) (0.18) (0.31) (0.95) (1.26) 18.83
2019 20.74 0.29 1.19 1.48 (0.27) (1.68) (1.95) 20.27
2018 22.09 0.31 (0.08) 0.23 (0.26) (1.32) (1.58) 20.74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.04% (c),(d) $ 130,600 0.39% (e),(f) 0.41% (e),(g) 1.43% (e) 13.7% (e)
(11.85) (d) 127,212 0.39 (f) 0.41 (g) 1.12 20.9
48.22 (d) 151,143 0.39 (f) 0.41 (g) 1.11 19.2
(1.47) (d) 104,139 0.41 (f) 0.44 (g) 1.15 23.6
8.64 (d) 121,032 0.43 (f) 0.46 (g) 1.23 16.7
0.59 (d) 120,967 0.39 (f) 0.42 (g) 1.15 14.3
3.18 (c) 183,767 0.23 (e) – 1.60 (e) 13.7 (e)
(11.73) 188,790 0.23 – 1.27 20.9
48.45 251,222 0.22 – 1.27 19.2
(1.35) 187,318 0.23 (h) – 1.34 23.6
8.84 347,631 0.23 (h) – 1.43 16.7
0.81 422,159 0.20 (h) – 1 .35 14.3
2.71 (c) 5,656 1.04 (e) – 0.78 (e) 13.7 (e)
(12.45) (i) 5,539 1.04 – 0.47 20.9
47.28 (i) 6,584 1.04 – 0.45 19.2
(2.07) 5,032 1.04 – 0.52 23.6
7.94 7,771 1.04 – 0.62 16.7
(0.03) 10,070 1.04 – 0.51 14.3
2.91 (c) 65,964 0.73 (e) – 1.10 (e) 13 .7 (e)
(12.15) 67,797 0.73 – 0.77 20.9
47.71 88,428 0.73 – 0.76 19.2
(1.83) 64,732 0.73 – 0.83 23.6
8 .31 84,108 0.73 – 0.93 16.7
0.29 93,374 0.73 – 0.83 14.3
2.99 (c) 44,658 0.54 (e) – 1.28 (e) 13.7 (e)
(12.00) 42,003 0.54 – 0.97 20.9
47.98 53,233 0.54 – 0.95 19.2
(1.62) 43,726 0.54 – 1.02 23.6
8.52 58,888 0.54 – 1.12 16.7
0.47 66,297 0.54 – 1.01 14.3
3.04 (c) 88,750 0.42 (e) – 1.40 (e) 13.7 (e)
(11.87) 95,818 0.42 – 1.08 20.9
48.14 122,169 0.42 – 1.08 19.2
(1.46) 102,868 0.42 – 1.14 23.6
8.63 137,633 0.42 – 1.25 16.7
0.58 183,944 0.42 – 1.13 14.3
3.16 (c) 771,388 0.16 (e) – 1.66 (e) 13.7 (e)
(11.64) 712,153 0.16 (h) – 1.36 20.9
48.58 740,456 0.16 (h) – 1.34 19.2
(1.28) 479,248 0.16 (h) – 1.38 23.6
8.94 531,623 0.17 (h) – 1.48 16.7
0.85 405,426 0.16 (h) – 1.38 14.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2023(b) $ 16.23 $ 0.09 $ 0.32 $ 0.41 ( $ 0.16) ( $ 0.88) ( $ 1.04) $ 15.60
2022 18.93 0.18 (0.92) (0.74) (0.16) (1.80) (1.96) 16.23
2021 12.76 0.16 6.14 6.30 (0.13) – (0.13) 18.93
2020 14.27 0.12 (0.95) (0.83) (0.11) (0.57) (0.68) 12.76
2019(h) 13.56 0.04 0.67 0.71 – – – 14.27
Class J shares
2023(b) 16.06 0.11 0.31 0.42 (0.19) (0.88) (1.07) 15.41
2022 18.74 0.21 (0.90) (0.69) (0.19) (1.80) (1.99) 16.06
2021 12.65 0.19 6.08 6.27 (0.18) – (0.18) 18.74
2020 14.13 0.16 (0.94) (0.78) (0.13) (0.57) (0.70) 12.65
2019 14.44 0.13 1.09 1.22 (0.09) (1.44) (1.53) 14.13
2018 15.31 0.10 0.03 0.13 (0.07) (0.93) (1.00) 14.44
Institutional shares
2023(b) 16.29 0.13 0.32 0.45 (0.22) (0.88) (1.10) 15.64
2022 18.98 0.25 (0.93) (0.68) (0.21) (1.80) (2.01) 16.29
2021 12.81 0.22 6.16 6.38 (0.21) – (0.21) 18.98
2020 14.30 0.19 (0.95) (0.76) (0.16) (0.57) (0.73) 12.81
2019 14.62 0.18 1.07 1.25 (0.13) (1.44) (1.57) 14.30
2018 15.48 0.15 0.03 0.18 (0.11) (0.93) (1.04) 14.62
R-1 shares
2023(b) 15.39 0.06 0.31 0.37 (0.10) (0.88) (0.98) 14.78
2022 18.04 0.10 (0.87) (0.77) (0.08) (1.80) (1.88) 15.39
2021 12.20 0.08 5.86 5.94 (0.10) – (0.10) 18.04
2020 13.63 0.09 (0.92) (0.83) (0.03) (0.57) (0.60) 12.20
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63
2018 14.84 0.01 0.04 0.05 – (0.93) (0.93) 13.96

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.72% (c),(d),(e) $ 46,404 1.10% (f),(g) – % 1.17% (f) 41.0% (f)
(4.18) (e) 46,917 1.09 (g) – 1.06 51.1
49.69 (e) 42,833 1.10 (g) – 0.90 53.5
(6.32) (e) 23,187 1.27 (g) – 0.94 65.9
5.24 (c),(e) 26,083 1.38 (f),(g) – 0.51 (f) 60.0
2.81 (c),(d),(e) 180,986 0.88 (f),(i) 0.92 (f),(j) 1.38 (f) 41.0 (f)
(3.97) (e) 180,636 0.88 (i) 0.92 (j) 1.27 51.1
49.98 (e) 190,633 0.89 (i) 0.93 (j) 1.11 53.5
(6.00) (e) 129,288 0.94 (i) 0.99 (j) 1.28 65.9
10.55 (e) 153,602 1.06 (i) 1.13 (j) 0.95 60.0
0.67 (e) 65,310 1.20 (i) 1.35 (j) 0.65 61.1
2.90 (c) 1,278,375 0.69 (f),(g) – 1.58 (f) 41.0 (f)
(3.82) 1,106,800 0.69 (g) – 1.49 51.1
50.23 349,246 0.72 (g) – 1.29 53.5
(5.82) 233,785 0.72 (g) – 1.49 65.9
10.73 279,888 0.85 (g) – 1.30 60.0
0.99 824,306 0.90 (g) – 0.95 61.1
2.53 (c) 2,461 1.50 (f),(g) – 0.77 (f) 41.0 (f)
(4.62) (d) 2,503 1.50 (g) – 0.65 51.1
49.03 (d) 2,687 1.51 (g) – 0.51 53.5
(6.53) 2,079 1.51 (g) – 0.70 65.9
9.97 2,775 1.61 (g) – 0.43 60.0
0.14 3,190 1.76 (g) – 0.08 61.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(i) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(j) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
R-3 shares
2023(b) $ 15.98 $ 0.08 $ 0.32 $ 0.40 ( $ 0 .14) ( $ 0.88) ( $ 1.02) $ 15.36
2022 18.65 0.16 (0.90) (0.74) (0.13) (1.80) (1.93) 15.98
2021 12.60 0 .14 6.05 6.19 (0.14) – (0.14) 18.65
2020 14.08 0.13 (0.94) (0.81) (0.10) (0.57) (0.67) 12.60
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
2018 15.22 0.06 0.04 0.10 (0.02) (0.93) (0.95) 14.37
R-4 shares
2023(b) 16.04 0.10 0.32 0.42 (0.17) (0.88) (1.05) 15.41
2022 18.72 0.19 (0.91) (0.72) (0.16) (1.80) (1.96) 16.04
2021 12.64 0.17 6.08 6.25 (0.17) – (0.17) 18.72
2020 14.12 0.15 (0.93) (0.78) (0.13) (0.57) (0.70) 12 .64
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
2018 15.27 0.09 0.03 0.12 (0.04) (0.93) ( 0 .97) 14.42
R-5 shares
2023(b) 16.16 0.11 0.32 0.43 (0.19) (0.88) (1.07) 15.52
2022 18.85 0.21 (0.91) (0.70) (0.19) (1.80) (1.99) 16.16
2021 12.72 0.19 6.12 6.31 (0.18) – (0.18) 18.85
2020 14.20 0.17 (0.94) (0.77) (0.14) (0.57) (0.71) 12.72
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
2018 15.36 0.11 0.03 0.14 (0.07) (0.93) (1.00) 14.50
R-6 shares
2023(b) 16.33 0.13 0.33 0.46 (0.23) (0.88) (1.11) 15.68
2022 19.02 0.26 (0.92) (0.66) (0.23) (1.80) (2.03) 16.33
2021 12.84 0.24 6.16 6.40 (0.22) – (0.22) 19.02
2020 14.33 0.20 (0.95) (0.75) (0.17) (0.57) (0.74) 12.84
2019(g) 13.56 0.11 0.66 0.77 – – – 14.33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2.62% (c) $ 11,469 1.19% (d),(e) 1.07% (d) 41.0% (d)
(4.26) 11,582 1.19 (e) 0.95 51.1
49.47 13,975 1.20 (e) 0.81 53.5
(6.24) 10,736 1.20 (e) 1.01 65.9
10.33 13,305 1.30 (e) 0.74 60.0
0.45 9,098 1.45 (e) 0.41 61.1
2.73 (c) 10,114 1.00 (d),(e) 1.26 (d) 41.0 (d)
(4.11) 9,611 1.00 (e) 1.15 51.1
49.77 12,292 1.01 (e) 1.00 53.5
(6.04) 9,285 1.01 (e) 1.21 65.9
10.49 13,340 1.11 (e) 0.93 60.0
0.64 8,590 1.26 (e) 0.60 61.1
2.82 (c) 31,285 0.88 (d),(e) 1.38 (d) 41.0 (d)
(4.00) 28,272 0.88 (e) 1.27 51.1
50.02 29,746 0.89 (e) 1.12 53.5
(5.96) 21,576 0.89 (e) 1.33 65.9
10.63 29,270 0.99 (e) 1.06 60.0
0.73 27,630 1.14 (e) 0.70 61.1
2.96 (c) 2,284,581 0.62 (d),(e) 1.64 (d) 41.0 (d)
(3.78) (f) 2,249,267 0.62 (e) 1.53 51.1
50.41 (f) 2,312,305 0.63 (e) 1.38 53.5
(5.73) 1,696,270 0.64 (e) 1.58 65.9
5.68 (c) 1,980,217 0.64 (d),(e) 1.33 (d) 60.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from April 2, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class A shares
2023(b) $ 1 .00 $ 0 .02 $ 0 .02 ( $ 0 .02 ) ( $ 0 .02 ) $ 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2018 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
Class J shares
2023(b) 1 .00 0 .02 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2022 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2021 1 .00 – – – – 1 .00
2020 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2018 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
1 .99% (c) ,(d) $ 343,783 0 .50% (e) ,(f) 0 .51% (e) ,(g) 3 .98% (e)
0 .63 (d) 352,832 0 .50 (f) 0 .54 (g) 0 .67
0 .00 (d) 293,949 0 .12 (f) 0 .55 (g) 0 .00
0 .61 (d) 342,008 0 .39 (f) 0 .53 (g) 0 .54
1 .98 (d) 242,127 0 .50 (f) 0 .60 (g) 1 .94
1 .36 (d) 231,844 0 .52 (f) 0 .63 (g) 1 .34
2 .01 (c) ,(d) 621,208 0 .46 (e) ,(h) 0 .61 (e) ,(i) 4 .02 (e)
0 .64 (d) 625,829 0 .49 (h) 0 .64 (i) 0 .76
0 .00 (d) 411,033 0 .12 (h) 0 .66 (i) 0 .00
0 .58 (d) 455,689 0 .41 (h) 0 .68 (i) 0 .49
1 .88 (d) 278,464 0 .60 (h) 0 .75 (i) 1 .84
1 .29 (d) 257,738 0 .59 (h) 0 .74 (i) 1 .28
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual and/or voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Reflects Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2023(b) $ 8 .90 $ 0 .15 $ 2 .46 $ 2 .61 ( $ 0 .23 ) ( $ 0 .53 ) ( $ 0 .76 ) $ 10 .75
2022 11 .44 0 .26 ( 1 .98 ) ( 1 .72 ) ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 8 .90
2021 8 .12 0 .20 3 .31 3 .51 ( 0 .19 ) – ( 0 .19 ) 11 .44
2020 9 .69 0 .18 ( 1 .44 ) ( 1 .26 ) ( 0 .31 ) – ( 0 .31 ) 8 .12
2019 10 .12 0 .28 0 .14 0 .42 ( 0 .24 ) ( 0 .61 ) ( 0 .85 ) 9 .69
2018 11 .53 0 .25 ( 1 .30 ) ( 1 .05 ) ( 0 .21 ) ( 0 .15 ) ( 0 .36 ) 10 .12
R-3 shares
2023(b) 8 .78 0 .13 2 .42 2 .55 ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 10 .62
2022 11 .30 0 .20 ( 1 .96 ) ( 1 .76 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .78
2021 8 .02 0 .14 3 .27 3 .41 ( 0 .13 ) – ( 0 .13 ) 11 .30
2020 9 .58 0 .13 ( 1 .43 ) ( 1 .30 ) ( 0 .26 ) – ( 0 .26 ) 8 .02
2019 10 .00 0 .23 0 .14 0 .37 ( 0 .18 ) ( 0 .61 ) ( 0 .79 ) 9 .58
2018 11 .41 0 .19 ( 1 .29 ) ( 1 .10 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .00
R-4 shares
2023(b) 8 .84 0 .14 2 .43 2 .57 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .68
2022 11 .36 0 .23 ( 1 .98 ) ( 1 .75 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .84
2021 8 .07 0 .16 3 .29 3 .45 ( 0 .16 ) – ( 0 .16 ) 11 .36
2020 9 .64 0 .15 ( 1 .45 ) ( 1 .30 ) ( 0 .27 ) – ( 0 .27 ) 8 .07
2019 10 .06 0 .24 0 .16 0 .40 ( 0 .21 ) ( 0 .61 ) ( 0 .82 ) 9 .64
2018 11 .46 0 .21 ( 1 .30 ) ( 1 .09 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
30 .77% (c) $ 2,253,688 0 .94% (d) ,(e) 3 .01% (d) 63 .2% (d)
( 16 .05 ) 1,703,672 0 .97 (e) 2 .56 62 .2
43 .48 2,927,281 0 .94 (e) 1 .79 54 .8
( 13 .63 ) 2,314,374 0 .96 (e) 2 .07 79 .6
5 .38 2,580,956 1 .04 (e) 2 .95 47 .8
( 9 .44 ) 2,919,837 1 .02 (e) 2 .21 45 .9
30 .36 (c) 688 1 .49 (d) ,(e) 2 .55 (d) 63 .2 (d)
( 16 .52 ) 464 1 .52 (e) 2 .01 62 .2
42 .73 604 1 .49 (e) 1 .29 54 .8
( 14 .13 ) 407 1 .51 (e) 1 .52 79 .6
4 .82 499 1 .60 (e) 2 .48 47 .8
( 9 .95 ) 521 1 .58 (e) 1 .67 45 .9
30 .44 (c) 825 1 .30 (d) ,(e) 2 .75 (d) 63 .2 (d)
( 16 .30 ) 545 1 .33 (e) 2 .27 62 .2
42 .95 608 1 .30 (e) 1 .44 54 .8
( 13 .99 ) 481 1 .32 (e) 1 .70 79 .6
5 .05 530 1 .41 (e) 2 .57 47 .8
( 9 .79 ) 477 1 .39 (e) 1 .88 45 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2023(b) $ 53 .59 $ 0 .25 $ 4 .05 $ 4 .30 ( $ 0 .37 ) $ – ( $ 0 .37 ) $ 57 .52
2022 68 .28 0 .38 ( 8 .95 ) ( 8 .57 ) ( 0 .27 ) ( 5 .85 ) ( 6 .12 ) 53 .59
2021 51 .30 0 .36 19 .57 19 .93 ( 0 .43 ) ( 2 .52 ) ( 2 .95 ) 68 .28
2020 50 .56 0 .42 4 .45 4 .87 ( 0 .46 ) ( 3 .67 ) ( 4 .13 ) 51 .30
2019 63 .24 0 .53 5 .65 6 .18 ( 0 .66 ) ( 18 .20 ) ( 18 .86 ) 50 .56
2018 63 .68 0 .84 3 .47 4 .31 ( 0 .62 ) ( 4 .13 ) ( 4 .75 ) 63 .24
Class C shares
2023(b) 31 .00 – 2 .35 2 .35 ( 0 .11 ) – ( 0 .11 ) 33 .24
2022 42 .16 ( 0 .07 ) ( 5 .23 ) ( 5 .30 ) ( 0 .01 ) ( 5 .85 ) ( 5 .86 ) 31 .00
2021 32 .74 ( 0 .08 ) 12 .24 12 .16 ( 0 .22 ) ( 2 .52 ) ( 2 .74 ) 42 .16
2020 33 .73 0 .01 2 .90 2 .91 ( 0 .23 ) ( 3 .67 ) ( 3 .90 ) 32 .74
2019 48 .95 0 .09 3 .34 3 .43 ( 0 .45 ) ( 18 .20 ) ( 18 .65 ) 33 .73
2018 50 .38 0 .24 2 .75 2 .99 ( 0 .29 ) ( 4 .13 ) ( 4 .42 ) 48 .95
Institutional shares
2023(b) 55 .67 0 .36 4 .19 4 .55 ( 0 .55 ) – ( 0 .55 ) 59 .67
2022 70 .67 0 .57 ( 9 .26 ) ( 8 .69 ) ( 0 .46 ) ( 5 .85 ) ( 6 .31 ) 55 .67
2021 53 .00 0 .57 20 .22 20 .79 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 70 .67
2020 52 .09 0 .61 4 .60 5 .21 ( 0 .63 ) ( 3 .67 ) ( 4 .30 ) 53 .00
2019 64 .54 0 .74 5 .84 6 .58 ( 0 .83 ) ( 18 .20 ) ( 19 .03 ) 52 .09
2018 64 .86 1 .00 3 .63 4 .63 ( 0 .82 ) ( 4 .13 ) ( 4 .95 ) 64 .54
R-1 shares
2023(b) 53 .35 0 .11 4 .05 4 .16 ( 0 .09 ) – ( 0 .09 ) 57 .42
2022 68 .09 0 .06 ( 8 .95 ) ( 8 .89 ) – ( 5 .85 ) ( 5 .85 ) 53 .35
2021 51 .14 0 .04 19 .53 19 .57 ( 0 .10 ) ( 2 .52 ) ( 2 .62 ) 68 .09
2020 50 .41 0 .16 4 .43 4 .59 ( 0 .19 ) ( 3 .67 ) ( 3 .86 ) 51 .14
2019 63 .08 0 .29 5 .65 5 .94 ( 0 .41 ) ( 18 .20 ) ( 18 .61 ) 50 .41
2018 63 .50 0 .49 3 .49 3 .98 ( 0 .27 ) ( 4 .13 ) ( 4 .40 ) 63 .08
R-3 shares
2023(b) 53 .61 0 .19 4 .06 4 .25 ( 0 .23 ) – ( 0 .23 ) 57 .63
2022 68 .37 0 .24 ( 8 .98 ) ( 8 .74 ) ( 0 .17 ) ( 5 .85 ) ( 6 .02 ) 53 .61
2021 51 .37 0 .21 19 .62 19 .83 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 68 .37
2020 50 .62 0 .31 4 .45 4 .76 ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 51 .37
2019 63 .23 0 .44 5 .66 6 .10 ( 0 .51 ) ( 18 .20 ) ( 18 .71 ) 50 .62
2018 63 .61 0 .67 3 .51 4 .18 ( 0 .43 ) ( 4 .13 ) ( 4 .56 ) 63 .23
R-4 shares
2023(b) 54 .49 0 .24 4 .13 4 .37 ( 0 .34 ) – ( 0 .34 ) 58 .52
2022 69 .31 0 .36 ( 9 .11 ) ( 8 .75 ) ( 0 .22 ) ( 5 .85 ) ( 6 .07 ) 54 .49
2021 52 .03 0 .36 19 .84 20 .20 ( 0 .40 ) ( 2 .52 ) ( 2 .92 ) 69 .31
2020 51 .23 0 .41 4 .51 4 .92 ( 0 .45 ) ( 3 .67 ) ( 4 .12 ) 52 .03
2019 63 .79 0 .54 5 .74 6 .28 ( 0 .64 ) ( 18 .20 ) ( 18 .84 ) 51 .23
2018 64 .18 0 .83 3 .51 4 .34 ( 0 .60 ) ( 4 .13 ) ( 4 .73 ) 63 .79
R-5 shares
2023(b) 54 .88 0 .28 4 .15 4 .43 ( 0 .41 ) – ( 0 .41 ) 58 .90
2022 69 .77 0 .43 ( 9 .17 ) ( 8 .74 ) ( 0 .30 ) ( 5 .85 ) ( 6 .15 ) 54 .88
2021 52 .35 0 .42 19 .98 20 .40 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 69 .77
2020 51 .51 0 .47 4 .54 5 .01 ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 52 .35
2019 64 .05 0 .60 5 .76 6 .36 ( 0 .70 ) ( 18 .20 ) ( 18 .90 ) 51 .51
2018 64 .40 0 .90 3 .53 4 .43 ( 0 .65 ) ( 4 .13 ) ( 4 .78 ) 64 .05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .10% (c) ,(d) ,(e) $ 1,085,420 0 .77% (f) 0 .93% (f) 44 .3% (f)
( 13 .77 ) (d) ,(e) 1,037,510 0 .77 0 .66 49 .5
40 .26 (d) ,(e) 1,288,915 0 .80 0 .59 29 .9
10 .04 (d) ,(e) 987,963 0 .83 0 .86 35 .4
17 .38 (e) 993,244 0 .86 1 .10 35 .4
6 .95 (e) 950,601 0 .83 1 .30 36 .3
7 .63 (c) ,(e) 21,986 1 .69 (f) 0 .02 (f) 44 .3 (f)
( 14 .52 ) (e) 22,051 1 .63 ( 0 .20 ) 49 .5
39 .11 (e) 33,930 1 .64 ( 0 .22 ) 29 .9
9 .10 (e) 35,053 1 .67 0 .03 35 .4
16 .38 (e) 39,154 1 .70 0 .28 35 .4
6 .09 (e) 51,955 1 .65 0 .48 36 .3
8 .26 (c) 2,151,193 0 .45 (f) 1 .25 (f) 44 .3 (f)
( 13 .51 ) (d) 2,022,614 0 .46 0 .97 49 .5
40 .71 (d) 961,957 0 .49 (g) 0 .90 29 .9
10 .42 717,175 0 .47 (g) 1 .21 35 .4
17 .85 683,345 0 .47 (g) 1 .49 35 .4
7 .35 683,933 0 .47 (g) 1 .53 36 .3
7 .81 (c) 1,382 1 .32 (f) 0 .39 (f) 44 .3 (f)
( 14 .25 ) (d) 1,343 1 .32 0 .11 49 .5
39 .51 (d) 1,653 1 .35 0 .06 29 .9
9 .44 1,653 1 .37 0 .33 35 .4
16 .78 1,828 1 .37 0 .61 35 .4
6 .40 2,381 1 .35 0 .76 36 .3
7 .99 (c) ,(d) 19,936 1 .01 (f) 0 .70 (f) 44 .3 (f)
( 13 .98 ) 19,275 1 .01 0 .42 49 .5
39 .94 20,459 1 .04 0 .35 29 .9
9 .76 14,150 1 .06 0 .64 35 .4
17 .15 16,017 1 .06 0 .91 35 .4
6 .74 17,054 1 .04 1 .04 36 .3
8 .07 (c) 9,767 0 .82 (f) 0 .87 (f) 44 .3 (f)
( 13 .83 ) (d) 8,365 0 .82 0 .61 49 .5
40 .22 (d) 10,333 0 .85 0 .59 29 .9
9 .98 13,402 0 .87 0 .84 35 .4
17 .38 16,878 0 .87 1 .10 35 .4
6 .94 17,986 0 .85 1 .29 36 .3
8 .15 (c) 30,906 0 .70 (f) 1 .00 (f) 44 .3 (f)
( 13 .72 ) 27,542 0 .70 0 .73 49 .5
40 .37 33,672 0 .73 0 .68 29 .9
10 .11 32,567 0 .75 0 .95 35 .4
17 .51 34,786 0 .75 1 .22 35 .4
7 .07 35,915 0 .73 1 .39 36 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2023(b) $ 11.12 $ 0.18 $ 0.58 $ 0.76 ( $ 0.26) ( $ 0.32) ( $ 0.58) $ 11.30
2022 14.05 0.34 (2.33) (1.99) (0.30) (0.64) (0.94) 11 .12
2021 13.36 0.22 1.34 1.56 (0.23) (0.64) (0.87) 14.05
2020 13.48 0.26 0.48 0.74 (0.29) (0.57) (0.86) 13.36
2019 13.33 0.33 0.81 1.14 (0.31) (0.68) (0.99) 13.48
2018 14.07 0.33 (0.45) (0.12) (0.32) (0.30) (0.62) 13.33
Class J shares
2023(b) 10.98 0.19 0.56 0.75 (0.28) (0.32) (0.60) 11.13
2022 13.88 0.36 (2.29) (1.93) (0.33) (0.64) (0.97) 10.98
2021 13.21 0.25 1.32 1.57 (0.26) (0.64) (0.90) 13.88
2020 13.34 0.28 0.47 0.75 (0.31) (0.57) (0.88) 13.21
2019 13.20 0.35 0.81 1.16 (0.34) (0.68) (1.02) 13.34
2018 13.95 0.36 (0.45) (0.09) (0.36) (0.30) (0.66) 13.20
Institutional shares
2023(b) 11.04 0.21 0.56 0.77 (0.30) (0.32) (0.62) 11.19
2022 13.95 0.38 (2.30) (1.92) ( 0 .35) (0.64) (0.99) 11.04
2021 13.27 0.27 1.33 1.60 (0.28) (0.64) (0.92) 13.95
2020 13.40 0.30 0 .47 0.77 (0.33) (0.57) (0.90) 13.27
2019 13.26 0.38 0.80 1.18 (0.36) (0.68) (1.04) 13.40
2018 14.01 0.40 (0.47) (0.07) (0.38) (0.30) (0.68) 13.26
R-1 shares
2023(b) 10.98 0.16 0.57 0.73 (0.19) (0.32) (0.51) 11.20
2022 13.88 0.27 (2.30) (2.03) (0.23) (0.64) (0.87) 10.98
2021 13.21 0.15 1.32 1.47 (0.16) (0.64) (0.80) 13 .88
2020 13.34 0.19 0.47 0.66 (0.22) (0.57) (0.79) 13.21
2019 13.18 0.28 0.79 1.07 (0.23) (0.68) ( 0 .91) 13.34
2018 13.92 0.26 (0.45) (0.19) (0.25) (0.30) (0.55) 13.18
R-3 shares
2023(b) 10.93 0.17 0.56 0 .73 (0.23) (0.32) (0.55) 11.11
2022 13.81 0.31 (2.29) (1.98) (0.26) (0.64) (0.90) 10.93
2021 13.15 0.20 1.31 1.51 (0.21) (0.64) (0.85) 13.81
2020 13.28 0.23 0.46 0.69 (0.25) (0.57) (0.82) 13.15
2019 13.12 0.30 0.82 1.12 (0.28) (0.68) (0.96) 13.28
2018 13.87 0.32 (0.47) (0.15) (0.30) (0.30) (0.60) 13.12
R-4 shares
2023(b) 10.97 0.18 0.57 0.75 (0.25) (0.32) (0.57) 11.15
2022 13.86 0.35 (2.31) (1.96) (0.29) (0.64) (0.93) 10.97
2021 13.19 0.23 1.31 1.54 (0.23) (0.64) (0.87) 13.86
2020 13.32 0.26 0.46 0.72 ( 0 .28) (0.57) (0.85) 13.19
2019 13.17 0.35 0.79 1.14 (0.31) (0.68) (0.99) 13.32
2018 13.91 0.34 (0.46) (0.12) (0.32) (0.30) (0.62) 13.17
R-5 shares
2023(b) 10.99 0.19 0.56 0.75 (0.27) (0.32) (0.59) 11.15
2022 13.89 0.36 (2.31) (1.95) (0.31) (0.64) (0.95) 10.99
2021 13.21 0.24 1.32 1.56 (0.24) (0.64) (0.88) 13.89
2020 13.33 0.27 0.47 0.74 (0.29) (0.57) (0.86) 13.21
2019 13.19 0.35 0.80 1.15 (0.33) (0.68) (1.01) 13.33
2018 13.94 0.35 (0.46) (0.11) (0.34) (0.30) (0.64) 13.19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.08% (c),(d) $ 23,895 0.38% (e),(f) – % 3.27% (e) 13.2% (e)
(15.14) (d) 22,189 0.38 (f) – 2.75 26.7
12.06 (d) 28,819 0.38 (f) – 1.63 25.1
5.72 (d) 27,239 0.38 (f) – 1.98 31.1
9.43 (d) 27,312 0.38 (f) – 2.52 37.4
(0.89) (d) 26,867 0.38 (f) – 2.40 21.7
7.10 (c),(d) 165,258 0.20 (e),(g) 0.22 (e),(h) 3.53 (e) 13.2 (e)
(14.94) (d) 162,058 0.19 (g) 0.21 (h) 2.95 26.7
12.25 (d) 210,497 0.19 (g) 0.21 (h) 1.82 25.1
5.91 (d) 206,711 0.18 (g) 0.21 (h) 2.18 31.1
9.71 (d) 212,675 0.19 (g) 0.22 (h) 2.72 37.4
(0.72) (d) 215,753 0.18 (g) 0.21 (h) 2.62 21.7
7.27 (c) 290,718 0.02 (e) – 3.75 (e) 13.2 (e)
(14.79) 302,641 0.01 – 3.14 26.7
12.44 426,691 0.02 – 1.99 25.1
6.06 409,464 0.02 – 2.33 31.1
9.86 414,444 0.02 – 2.94 37.4
(0.55) 464,671 0.01 – 2.91 21.7
6.88 (c) 2,921 0.89 (e) – 2.85 (e) 13.2 (e)
(15.58) 2,703 0.89 – 2.25 26.7
11.48 3,858 0.89 – 1.12 25.1
5.14 4,183 0.89 – 1.43 31.1
8.92 3,967 0.89 – 2.18 37.4
(1.41) 4,818 0.89 – 1.93 21.7
6.92 (c) 13,171 0.58 (e) – 3.15 (e) 13.2 (e)
(15.26) 14,052 0.58 – 2.57 26.7
11.81 20,070 0.58 – 1.51 25.1
5.48 25,428 0.58 – 1.79 31.1
9.35 26,022 0.58 – 2.36 37.4
(1.16) 29,905 0 .58 – 2.34 21.7
7.11 (c) 4,387 0.39 (e) – 3.34 (e) 13.2 (e)
(15.12) 4,538 0.39 – 2.85 26.7
12.01 7,270 0.39 – 1.69 25.1
5.65 9,381 0.39 – 2.04 31.1
9.52 11,749 0.39 – 2.71 37.4
(0.90) 16,391 0.39 – 2.51 21.7
7.11 (c) 13,349 0.27 (e) – 3.55 (e) 13.2 (e)
(15.02) 13,563 0.27 – 2.94 26.7
12.21 20,052 0.27 – 1.77 25.1
5.82 24,198 0.27 – 2.12 31.1
9.59 27,348 0.27 – 2.76 37.4
(0.83) 44,323 0.27 – 2.58 21.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2023(b) $ 8 .28 $ 0 .15 $ 0 .44 $ 0 .59 ( $ 0 .22 ) ( $ 0 .41 ) ( $ 0 .63 ) $ 8 .24
2022 10 .57 0 .29 ( 1 .78 ) ( 1 .49 ) ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 8 .28
2021 9 .66 0 .20 1 .26 1 .46 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 10 .57
2020 10 .26 0 .22 0 .37 0 .59 ( 0 .23 ) ( 0 .96 ) ( 1 .19 ) 9 .66
2019 10 .18 0 .29 0 .66 0 .95 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 10 .26
2018 11 .02 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .50 ) ( 0 .79 ) 10 .18
R-1 shares
2023(b) 8 .00 0 .11 0 .42 0 .53 ( 0 .15 ) ( 0 .41 ) ( 0 .56 ) 7 .97
2022 10 .22 0 .20 ( 1 .72 ) ( 1 .52 ) ( 0 .16 ) ( 0 .54 ) ( 0 .70 ) 8 .00
2021 9 .35 0 .10 1 .23 1 .33 ( 0 .11 ) ( 0 .35 ) ( 0 .46 ) 10 .22
2020 9 .97 0 .14 0 .35 0 .49 ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 9 .35
2019 9 .90 0 .19 0 .65 0 .84 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 9 .97
2018 10 .72 0 .22 ( 0 .35 ) ( 0 .13 ) ( 0 .19 ) ( 0 .50 ) ( 0 .69 ) 9 .90
R-3 shares
2023(b) 8 .02 0 .12 0 .43 0 .55 ( 0 .17 ) ( 0 .41 ) ( 0 .58 ) 7 .99
2022 10 .25 0 .23 ( 1 .72 ) ( 1 .49 ) ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 8 .02
2021 9 .38 0 .14 1 .22 1 .36 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 10 .25
2020 10 .00 0 .16 0 .36 0 .52 ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 9 .38
2019 9 .93 0 .22 0 .66 0 .88 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 10 .00
2018 10 .76 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 9 .93
R-4 shares
2023(b) 8 .11 0 .13 0 .43 0 .56 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 8 .08
2022 10 .37 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .11
2021 9 .48 0 .16 1 .24 1 .40 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 10 .37
2020 10 .10 0 .19 0 .35 0 .54 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .48
2019 10 .02 0 .25 0 .66 0 .91 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 10 .10
2018 10 .84 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 10 .02
R-5 shares
2023(b) 8 .13 0 .14 0 .42 0 .56 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 8 .08
2022 10 .39 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .13
2021 9 .50 0 .17 1 .24 1 .41 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .39
2020 10 .11 0 .19 0 .36 0 .55 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .50
2019 10 .04 0 .26 0 .66 0 .92 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 10 .11
2018 10 .87 0 .26 ( 0 .33 ) ( 0 .07 ) ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 10 .04

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .45% (c) $ 224,202 0 .02% (d) 3 .67% (d) 14 .4% (d)
( 15 .15 ) 223,930 0 .02 3 .16 29 .2
15 .48 304,277 0 .02 1 .91 28 .3
6 .20 273,028 0 .02 2 .30 31 .2
10 .48 291,875 0 .02 2 .95 37 .5
( 0 .56 ) 362,525 0 .02 2 .94 23 .6
6 .85 (c) 2,143 0 .89 (d) 2 .79 (d) 14 .4 (d)
( 15 .90 ) (e) 2,042 0 .89 2 .29 29 .2
14 .62 (e) 2,611 0 .89 1 .06 28 .3
5 .21 3,288 0 .89 1 .49 31 .2
9 .44 3,645 0 .89 1 .99 37 .5
( 1 .35 ) 4,325 0 .89 2 .17 23 .6
7 .09 (c) 18,222 0 .58 (d) 3 .11 (d) 14 .4 (d)
( 15 .57 ) 19,212 0 .58 2 .64 29 .2
14 .85 28,808 0 .58 1 .38 28 .3
5 .52 31,339 0 .58 1 .76 31 .2
9 .89 36,399 0 .58 2 .31 37 .5
( 1 .06 ) 48,512 0 .58 2 .41 23 .6
7 .26 (c) 8,042 0 .39 (d) 3 .33 (d) 14 .4 (d)
( 15 .51 ) 7,376 0 .39 2 .82 29 .2
15 .11 12,547 0 .39 1 .58 28 .3
5 .69 14,286 0 .39 2 .03 31 .2
10 .11 18,317 0 .39 2 .54 37 .5
( 0 .85 ) 23,837 0 .39 2 .43 23 .6
7 .16 (c) 18,160 0 .27 (d) 3 .46 (d) 14 .4 (d)
( 15 .35 ) 18,499 0 .27 2 .97 29 .2
15 .25 26,565 0 .27 1 .67 28 .3
5 .86 28,376 0 .27 2 .08 31 .2
10 .21 30,810 0 .27 2 .72 37 .5
( 0 .76 ) 48,571 0 .27 2 .54 23 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2023(b) $ 12.14 $ 0.19 $ 0.67 $ 0.86 ( $ 0.25) ( $ 0.80) ( $ 1.05) $ 11.95
2022 15.80 0.38 (2.74) (2.36) (0.33) (0.97) (1.30) 12.14
2021 14.07 0.23 2.30 2.53 (0.23) (0.57) (0.80) 15.80
2020 14.43 0.26 0.52 0.78 (0.27) (0.87) (1.14) 14.07
2019 13.92 0.31 1.07 1.38 (0.30) (0.57) (0.87) 14.43
2018 14.81 0.35 ( 0 .48) (0.13) (0.34) (0.42) (0.76) 13.92
Class J shares
2023(b) 11.96 0.20 0.66 0.86 (0.28) (0.80) (1.08) 11.74
2022 15.59 0.41 (2.72) (2.31) (0.35) (0.97) (1.32) 11.96
2021 13.89 0.25 2.28 2.53 (0.26) (0.57) (0.83) 15.59
2020 14.26 0.29 0.50 0.79 (0.29) (0.87) (1.16) 13.89
2019 13.78 0.34 1.04 1.38 (0.33) (0.57) (0.90) 14.26
2018 14.66 0.37 (0.46) (0.09) (0.37) (0.42) (0.79) 13.78
Institutional shares
2023(b) 12.06 0.21 0.66 0.87 (0.30) (0.80) (1.10) 11.83
2022 15.70 0.44 (2.73) ( 2 .29) (0.38) (0.97) (1.35) 12.06
2021 13.99 0.28 2.28 2.56 (0.28) (0.57) (0.85) 15.70
2020 14.35 0.31 0.52 0.83 (0.32) (0.87) (1.19) 13.99
2019 13.86 0.37 1.04 1.41 (0.35) (0.57) (0.92) 14.35
2018 14.74 0.42 (0.49) (0.07) (0.39) (0.42) (0.81) 13.86
R-1 shares
2023(b) 11.95 0.15 0.67 0.82 (0.19) (0.80) (0.99) 11.78
2022 15.56 0.31 (2.71) (2.40) (0.24) (0.97) (1.21) 11.95
2021 13.86 0.15 2.27 2.42 (0.15) (0.57) (0.72) 15.56
2020 14.22 0.19 0.50 0.69 (0.18) (0.87) (1.05) 13.86
2019 13.71 0.27 1.02 1 .29 (0.21) (0.57) (0.78) 14.22
2018 14.59 0.28 (0.48) (0.20) (0.26) (0.42) (0.68) 13.71
R-3 shares
2023(b) 11.89 0.17 0.66 0.83 (0.22) (0.80) (1.02) 11.70
2022 15.49 0.36 (2.70) (2.34) (0.29) (0.97) (1.26) 11.89
2021 13.82 0.19 2.25 2.44 (0.20) (0.57) (0.77) 15.49
2020 14.18 0.23 0.51 0.74 (0.23) (0.87) (1.10) 13.82
2019 13.69 0.29 1.03 1.32 (0.26) (0.57) (0.83) 14.18
2018 14.57 0.34 (0.49) (0.15) (0.31) ( 0 .42) (0.73) 13.69
R-4 shares
2023(b) 11.94 0.18 0.67 0.85 (0.25) (0.80) (1.05) 11.74
2022 15.55 0.39 (2.71) (2.32) (0.32) (0.97) (1.29) 11.94
2021 13.86 0.23 2.26 2.49 (0.23) (0.57) (0.80) 15.55
2020 14.22 0.28 0.49 0.77 (0.26) (0.87) (1.13) 13.86
2019 13.73 0.35 1.00 1.35 (0.29) (0.57) (0.86) 14.22
2018 14.60 0.34 (0.46) (0.12) (0.33) (0.42) (0.75) 13.73
R-5 shares
2023(b) 11.97 0.19 0.66 0.85 (0.26) (0.80) (1.06) 11.76
2022 15.60 0.40 (2.72) (2.32) (0.34) (0.97) (1.31) 11.97
2021 13.90 0.24 2.28 2.52 (0.25) (0.57) (0.82) 15.60
2020 14.26 0.28 0.51 0.79 (0.28) (0.87) (1.15) 13.90
2019 13.77 0.33 1.04 1.37 (0.31) (0.57) (0.88) 14.26
2018 14.66 0.37 (0.49) (0.12) (0.35) (0.42) (0.77) 13.77

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.60% (c),(d) $ 91,866 0.37% (e) – % 3.18% (e) 11.9% (e)
(16.17) (d) 88,607 0.36 (f) – 2.84 25.2
18.52 (d) 112,642 0.35 (f) – 1.50 19.6
5.58 (d) 100,919 0.36 (f) – 1.89 21.7
10.78 (d) 102,763 0.38 (f) – 2.27 34.2
(1.00) (d) 100,709 0.38 (f) – 2.42 20.4
7.67 (c),(d) 695,309 0.17 (e),(g) 0.19 (e),(h) 3.36 (e) 11.9 (e)
(16.05) (d) 679,727 0.17 (g) 0.19 (h) 3.06 25.2
18.69 (d),(i) 910,454 0.18 (g) 0.20 (h) 1.68 19.6
5.86 (d),(i) 832,258 0.16 (g) 0.19 (h) 2.12 21.7
10.94 (d) 880,475 0.17 (g) 0.20 (h) 2.47 34.2
(0.72) (d) 878,626 0 .17 (g) 0.20 (h) 2.59 20.4
7.71 (c) 1,621,138 0.01 (e) – 3.55 (e) 11.9 (e)
(15.85) 1,640,911 0.01 – 3.25 25.2
18.87 2,424,308 0.01 – 1.86 19.6
5.99 2,298,787 0.01 – 2.28 21.7
11.15 2,553,165 0.01 – 2.74 34 .2
(0.56) 2,869,014 0.01 – 2.91 20.4
7.27 (c) 12,289 0.88 (e) – 2.65 (e) 11.9 (e)
(16.60) 11,554 0.88 – 2.32 25.2
17.81 (i) 15,645 0.88 – 0.98 19.6
5.09 (i) 17,992 0.88 – 1.42 21.7
10.22 20,527 0.88 – 1.97 34.2
(1.50) 26,253 0.88 – 1.96 20.4
7.46 (c) 70,191 0.57 (e) – 2.98 (e) 11.9 (e)
(16.37) (i) 77,582 0.57 – 2.69 25.2
18.24 (i) 112,088 0.57 – 1.30 19.6
5.42 110,479 0.57 – 1.74 21.7
10.51 127,255 0.57 – 2.16 34.2
(1.16) 151,279 0.57 – 2.38 20.4
7.57 (c) 30,254 0.38 (e) – 3.13 (e) 11.9 (e)
(16.17) 31,027 0.38 – 2.90 25.2
18.44 48,132 0.38 – 1.50 19.6
5.57 47,227 0.38 – 2.09 21.7
10.74 73,232 0.38 – 2.57 34.2
(0.93) 113,348 0.38 – 2.41 20.4
7.64 (c) 101,538 0.26 (e) – 3.33 (e) 11.9 (e)
(16.13) 103,555 0.26 – 3.02 25.2
18.62 154,635 0.26 – 1.63 19.6
5.73 158,936 0.26 – 2.05 21.7
10.90 194,723 0.26 – 2.44 34.2
(0.91) 237,085 0.26 – 2.61 20.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2023(b) $ 10 .47 $ 0 .17 $ 0 .64 $ 0 .81 ( $ 0 .24 ) ( $ 0 .55 ) ( $ 0 .79 ) $ 10 .49
2022 13 .55 0 .37 ( 2 .48 ) ( 2 .11 ) ( 0 .33 ) ( 0 .64 ) ( 0 .97 ) 10 .47
2021 11 .64 0 .23 2 .33 2 .56 ( 0 .23 ) ( 0 .42 ) ( 0 .65 ) 13 .55
2020 11 .75 0 .24 0 .43 0 .67 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 11 .64
2019 11 .18 0 .29 0 .92 1 .21 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 11 .75
2018 11 .77 0 .32 ( 0 .36 ) ( 0 .04 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 11 .18
R-1 shares
2023(b) 10 .14 0 .12 0 .64 0 .76 ( 0 .15 ) ( 0 .55 ) ( 0 .70 ) 10 .20
2022 13 .16 0 .27 ( 2 .43 ) ( 2 .16 ) ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 10 .14
2021 11 .31 0 .11 2 .27 2 .38 ( 0 .11 ) ( 0 .42 ) ( 0 .53 ) 13 .16
2020 11 .44 0 .16 0 .39 0 .55 ( 0 .15 ) ( 0 .53 ) ( 0 .68 ) 11 .31
2019 10 .89 0 .19 0 .90 1 .09 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 11 .44
2018 11 .47 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .21 ) ( 0 .24 ) ( 0 .45 ) 10 .89
R-3 shares
2023(b) 10 .18 0 .14 0 .62 0 .76 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 10 .21
2022 13 .20 0 .31 ( 2 .43 ) ( 2 .12 ) ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 10 .18
2021 11 .35 0 .16 2 .27 2 .43 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 13 .20
2020 11 .48 0 .19 0 .40 0 .59 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .35
2019 10 .94 0 .22 0 .90 1 .12 ( 0 .21 ) ( 0 .37 ) ( 0 .58 ) 11 .48
2018 11 .52 0 .26 ( 0 .36 ) ( 0 .10 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 10 .94
R-4 shares
2023(b) 10 .32 0 .15 0 .64 0 .79 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 10 .36
2022 13 .37 0 .33 ( 2 .46 ) ( 2 .13 ) ( 0 .28 ) ( 0 .64 ) ( 0 .92 ) 10 .32
2021 11 .49 0 .18 2 .30 2 .48 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 13 .37
2020 11 .61 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 11 .49
2019 11 .05 0 .25 0 .91 1 .16 ( 0 .23 ) ( 0 .37 ) ( 0 .60 ) 11 .61
2018 11 .63 0 .27 ( 0 .35 ) ( 0 .08 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 11 .05
R-5 shares
2023(b) 10 .36 0 .16 0 .64 0 .80 ( 0 .21 ) ( 0 .55 ) ( 0 .76 ) 10 .40
2022 13 .42 0 .36 ( 2 .48 ) ( 2 .12 ) ( 0 .30 ) ( 0 .64 ) ( 0 .94 ) 10 .36
2021 11 .54 0 .20 2 .30 2 .50 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 13 .42
2020 11 .66 0 .22 0 .41 0 .63 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 11 .54
2019 11 .10 0 .26 0 .91 1 .17 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 11 .66
2018 11 .68 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .28 ) ( 0 .24 ) ( 0 .52 ) 11 .10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .21% (c) $ 1,344,867 0 .01% (d) 3 .39% (d) 15 .8% (d)
( 16 .71 ) 1,283,002 0 .01 3 .21 22 .6
22 .55 1,534,067 0 .01 1 .76 24 .0
5 .93 1,225,564 0 .01 2 .16 33 .4
11 .81 1,155,367 0 .01 2 .60 34 .9
( 0 .49 ) 1,203,265 0 .01 2 .75 26 .0
7 .87 (c) 7,086 0 .88 (d) 2 .48 (d) 15 .8 (d)
( 17 .49 ) 6,575 0 .88 2 .41 22 .6
21 .53 8,802 0 .88 0 .90 24 .0
4 .94 8,795 0 .88 1 .48 33 .4
10 .78 11,116 0 .88 1 .73 34 .9
( 1 .24 ) 11,721 0 .88 2 .08 26 .0
7 .85 (c) 95,450 0 .57 (d) 2 .85 (d) 15 .8 (d)
( 17 .18 ) 98,077 0 .57 2 .73 22 .6
21 .95 132,449 0 .57 1 .23 24 .0
5 .29 123,574 0 .57 1 .69 33 .4
11 .07 134,168 0 .57 2 .04 34 .9
( 0 .96 ) 142,783 0 .57 2 .29 26 .0
8 .08 (c) 43,149 0 .38 (d) 2 .90 (d) 15 .8 (d)
( 17 .07 ) 38,530 0 .38 2 .84 22 .6
22 .14 51,340 0 .38 1 .45 24 .0
5 .49 51,235 0 .38 1 .95 33 .4
11 .37 63,748 0 .38 2 .30 34 .9
( 0 .83 ) 77,410 0 .38 2 .31 26 .0
8 .20 (c) 88,522 0 .26 (d) 3 .21 (d) 15 .8 (d)
( 16 .95 ) 89,987 0 .26 3 .09 22 .6
22 .20 123,237 0 .26 1 .54 24 .0
5 .59 109,815 0 .26 1 .97 33 .4
11 .49 118,440 0 .26 2 .31 34 .9
( 0 .66 ) 135,376 0 .26 2 .50 26 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2023(b) $ 13.12 $ 0.15 $ 0.92 $ 1.07 ( $ 0.20) ( $ 0.98) ( $ 1.18) $ 13.01
2022 17.49 0.42 (3.42) (3.00) (0.35) (1.02) (1.37) 13 .12
2021 14.76 0.22 3.45 3.67 (0.22) (0.72) (0.94) 17.49
2020 14.85 0.26 0.54 0.80 (0.26) (0.63) (0.89) 14.76
2019 14.31 0.29 1.23 1.52 (0.27) (0.71) (0.98) 14.85
2018 15.24 0.35 (0.47) (0.12) (0.34) (0.47) (0.81) 14.31
Class J shares
2023(b) 13.04 0.17 0.91 1.08 (0.23) (0.98) (1.21) 12.91
2022 17.39 0.44 (3.39) (2.95) (0.38) (1.02) (1.40) 13.04
2021 14.67 0.26 3.43 3.69 (0.25) (0.72) (0.97) 17.39
2020 14.77 0.29 0.53 0.82 (0.29) (0.63) (0.92) 14.67
2019 14.24 0.31 1.23 1.54 (0.30) (0.71) (1.01) 14.77
2018 15.18 0.37 (0.47) (0.10) (0.37) (0.47) (0.84) 14.24
Institutional shares
2023(b) 13.10 0.18 0.92 1.10 (0.25) (0.98) (1.23) 12.97
2022 17.47 0.46 ( 3 .40) (2.94) (0.41) (1.02) (1.43) 13.10
2021 14.73 0.28 3.45 3.73 (0.27) (0.72) (0.99) 17.47
2020 14.83 0.31 0.53 0.84 (0.31) (0.63) (0.94) 14.73
2019 14.29 0.35 1.22 1.57 (0.32) (0.71) (1.03) 14.83
2018 15.23 0.43 (0.50) (0.07) (0.40) (0.47) (0.87) 14.29
R-1 shares
2023(b) 12.94 0.12 0.90 1.02 (0.13) (0.98) (1.11) 12 .85
2022 17.25 0.34 (3.37) (3.03) (0.26) (1.02) (1.28) 12.94
2021 14.58 0.14 3.40 3.54 (0.15) (0.72) (0.87) 17.25
2020 14.68 0.18 0.53 0.71 (0.18) (0.63) (0.81) 14.58
2019 14.12 0.23 1.22 1.45 (0.18) (0.71) (0.89) 14.68
2018 15.05 0.28 (0.48) (0.20) (0.26) (0.47) (0.73) 14.12
R-3 shares
2023(b) 12.99 0.14 0.91 1.05 (0.17) (0.98) (1.15) 12.89
2022 17.33 0.39 (3.39) (3.00) (0.32) (1.02) (1.34) 12.99
2021 14.63 0.19 3.42 3.61 (0.19) (0.72) (0.91) 17.33
2020 14.73 0.23 0.52 0.75 (0.22) (0.63) ( 0 .85) 14.63
2019 14.19 0.27 1.21 1.48 (0.23) (0.71) (0.94) 14.73
2018 15.12 0.34 (0.49) (0.15) (0.31) (0.47) (0.78) 14.19
R-4 shares
2023(b) 13.61 0.16 0.95 1.11 (0.19) (0.98) (1.17) 13.55
2022 18.09 0.43 (3.55) (3.12) (0.34) (1.02) (1.36) 13.61
2021 15.23 0.24 3.55 3.79 (0.21) (0.72) (0.93) 18.09
2020 15.28 0.30 0.53 0.83 (0.25) (0.63) (0.88) 15.23
2019 14.69 0.34 1.22 1.56 (0.26) (0.71) (0.97) 15.28
2018 15.62 0.36 (0.49) (0.13) (0.33) (0.47) (0.80) 14.69
R-5 shares
2023(b) 13.07 0.16 0.92 1.08 (0.22) (0.98) (1.20) 12.95
2022 17.43 0.43 (3.40) (2.97) (0.37) (1.02) (1.39) 13.07
2021 14.70 0.25 3.44 3.69 (0.24) (0.72) (0.96) 17.43
2020 14.79 0.28 0.53 0.81 (0.27) (0.63) (0.90) 14.70
2019 14.26 0 .31 1.22 1.53 (0.29) (0.71) (1.00) 14.79
2018 15.19 0.37 (0.47) (0.10) (0.36) (0.47) (0.83) 14.26

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.68% (c),(d) $ 136,252 0.38% (e),(f) – % 2.40% (e) 10.6% (e)
(18.48) (d) 129,354 0.37 (f) – 2.83 31.1
25.68 (d) 168,435 0.36 (f) – 1.34 24.0
5.48 (d) 128,178 0.38 (f) – 1.78 33.4
11.81 (d) 125,814 0.38 (f) – 2.04 23.0
(0.94) (d) 115,998 0.38 (f) – 2.35 23.8
8.80 (c),(d) 1,099,134 0.18 (e),(g) 0.20 (e),(h) 2.60 (e) 10.6 (e)
(18.33) (d) 1,041,206 0.18 (g) 0.20 (h) 3.02 31.1
26.00 (d) 1,388,404 0.18 (g) 0.20 (h) 1.56 24.0
5.64 (d) 1,169,328 0.17 (g) 0.20 (h) 2.02 33.4
12.06 (d) 1,197,486 0.18 (g) 0.21 (h) 2.24 23.0
(0.80) (d) 1,146,825 0.17 (g) 0.20 (h) 2.48 23.8
8.96 (c) 3,658,823 0.01 (e) – 2.77 (e) 10.6 (e)
(18.22) 3,437,305 0.01 – 3.15 31.1
26.21 4,530,236 0.01 – 1.71 24.0
5.79 3,592,487 0.01 – 2.16 33.4
12.31 3,620,578 0.01 – 2.47 23.0
(0.65) 3,625,771 0.01 – 2.86 23.8
8.39 (c) 17,889 0.88 (e) – 1.89 (e) 10.6 (e)
(18.91) (i) 16,009 0.88 – 2.32 31.1
25.06 (i) 21,472 0.88 – 0.88 24.0
4.92 21,726 0.88 – 1.27 33.4
11.34 22,286 0.88 – 1.65 23.0
(1.49) 24,982 0.88 – 1.90 23.8
8.58 (c) 128,413 0.57 (e) – 2.19 (e) 10.6 (e)
(18 .66) 125,371 0.57 – 2.65 31.1
25.46 176,532 0.57 – 1.14 24.0
5.22 141,979 0.57 – 1.60 33.4
11.62 153,293 0.57 – 1.92 23.0
(1.17) 163,571 0.57 – 2.27 23.8
8.69 (c) 55,220 0.38 (e) – 2.36 (e) 10.6 (e)
(18.53) 52,612 0.38 – 2.82 31.1
25.68 73,168 0.38 – 1 .38 24.0
5.50 65,940 0.38 – 2.01 33.4
11.78 89,004 0 .38 – 2.37 23.0
(0.97) 129,933 0.38 – 2.34 23.8
8.78 (c) 189,272 0.26 (e) – 2.55 (e) 10.6 (e)
(18.42) 184,436 0.26 – 2.94 31.1
25.88 242,659 0.26 – 1.49 24.0
5.60 212,626 0.26 – 1.96 33.4
11.94 245,044 0.26 – 2.21 23.0
(0.85) 268,734 0.26 – 2.49 23.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2023(b) $ 11 .43 $ 0 .15 $ 0 .85 $ 1 .00 ( $ 0 .19 ) ( $ 0 .62 ) ( $ 0 .81 ) $ 11 .62
2022 15 .10 0 .41 ( 3 .07 ) ( 2 .66 ) ( 0 .40 ) ( 0 .61 ) ( 1 .01 ) 11 .43
2021 12 .34 0 .24 3 .24 3 .48 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 15 .10
2020 12 .49 0 .24 0 .50 0 .74 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 12 .34
2019 11 .97 0 .28 1 .06 1 .34 ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 12 .49
2018 12 .62 0 .31 ( 0 .29 ) 0 .02 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 11 .97
R-1 shares
2023(b) 11 .11 0 .10 0 .84 0 .94 ( 0 .10 ) ( 0 .62 ) ( 0 .72 ) 11 .33
2022 14 .71 0 .30 ( 3 .02 ) ( 2 .72 ) ( 0 .27 ) ( 0 .61 ) ( 0 .88 ) 11 .11
2021 12 .04 0 .12 3 .16 3 .28 ( 0 .12 ) ( 0 .49 ) ( 0 .61 ) 14 .71
2020 12 .20 0 .16 0 .46 0 .62 ( 0 .15 ) ( 0 .63 ) ( 0 .78 ) 12 .04
2019 11 .70 0 .18 1 .03 1 .21 ( 0 .16 ) ( 0 .55 ) ( 0 .71 ) 12 .20
2018 12 .35 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .18 ) ( 0 .39 ) ( 0 .57 ) 11 .70
R-3 shares
2023(b) 11 .17 0 .12 0 .83 0 .95 ( 0 .13 ) ( 0 .62 ) ( 0 .75 ) 11 .37
2022 14 .78 0 .34 ( 3 .02 ) ( 2 .68 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 11 .17
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
2020 12 .26 0 .18 0 .47 0 .65 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .09
2019 11 .76 0 .21 1 .04 1 .25 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 12 .26
2018 12 .40 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 11 .76
R-4 shares
2023(b) 11 .30 0 .12 0 .84 0 .96 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 11 .49
2022 14 .93 0 .37 ( 3 .05 ) ( 2 .68 ) ( 0 .34 ) ( 0 .61 ) ( 0 .95 ) 11 .30
2021 12 .21 0 .19 3 .20 3 .39 ( 0 .18 ) ( 0 .49 ) ( 0 .67 ) 14 .93
2020 12 .37 0 .22 0 .46 0 .68 ( 0 .21 ) ( 0 .63 ) ( 0 .84 ) 12 .21
2019 11 .85 0 .25 1 .04 1 .29 ( 0 .22 ) ( 0 .55 ) ( 0 .77 ) 12 .37
2018 12 .49 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 11 .85
R-5 shares
2023(b) 11 .34 0 .14 0 .84 0 .98 ( 0 .16 ) ( 0 .62 ) ( 0 .78 ) 11 .54
2022 14 .99 0 .40 ( 3 .08 ) ( 2 .68 ) ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 11 .34
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99
2020 12 .41 0 .23 0 .47 0 .70 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 12 .26
2019 11 .90 0 .25 1 .05 1 .30 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 12 .41
2018 12 .54 0 .26 ( 0 .26 ) – ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 11 .90

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .30% (c) $ 1,459,427 0 .01% (d) 2 .64% (d) 10 .4% (d)
( 18 .85 ) 1,301,768 0 .01 3 .19 19 .6
28 .95 1,468,727 0 .01 1 .66 19 .5
6 .02 1,043,617 0 .01 2 .04 37 .1
12 .43 955,390 0 .01 2 .35 25 .9
0 .04 942,246 0 .01 2 .44 20 .2
8 .88 (c) 7,386 0 .88 (d) 1 .76 (d) 10 .4 (d)
( 19 .58 ) 6,498 0 .88 2 .43 19 .6
27 .85 8,129 0 .88 0 .84 19 .5
5 .11 7,462 0 .88 1 .36 37 .1
11 .38 8,566 0 .89 1 .59 25 .9
( 0 .80 ) 10,567 0 .88 1 .62 20 .2
8 .97 (c) 92,065 0 .57 (d) 2 .09 (d) 10 .4 (d)
( 19 .30 ) 85,620 0 .57 2 .75 19 .6
28 .31 110,352 0 .57 1 .11 19 .5
5 .38 85,507 0 .57 1 .56 37 .1
11 .74 87,799 0 .58 1 .83 25 .9
( 0 .42 ) 93,396 0 .57 1 .98 20 .2
9 .07 (c) ,(e) 37,660 0 .38 (d) 2 .21 (d) 10 .4 (d)
( 19 .11 ) 34,077 0 .38 2 .93 19 .6
28 .48 44,010 0 .38 1 .37 19 .5
5 .58 38,878 0 .38 1 .86 37 .1
12 .05 45,491 0 .39 2 .10 25 .9
( 0 .30 ) 57,637 0 .38 2 .04 20 .2
9 .18 (c) 87,906 0 .26 (d) 2 .46 (d) 10 .4 (d)
( 19 .06 ) 86,155 0 .26 3 .14 19 .6
28 .61 113,877 0 .26 1 .45 19 .5
5 .76 92,452 0 .26 1 .92 37 .1
12 .11 99,730 0 .27 2 .09 25 .9
( 0 .12 ) 111,791 0 .26 2 .12 20 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2023(b) $ 13.86 $ 0.15 $ 1.08 $ 1.23 ( $ 0.16) ( $ 0.94) ( $ 1.10) $ 13.99
2022 18.81 0.46 (3.88) (3.42) (0.46) (1.07) (1.53) 13 .86
2021 15.20 0.22 4.35 4.57 (0.23) (0.73) (0.96) 18.81
2020 15.43 0.24 0.60 0.84 (0.26) (0.81) (1.07) 15.20
2019 14.99 0.27 1.34 1.61 (0.26) (0.91) (1.17) 15.43
2018 15.89 0.31 (0.32) (0.01) (0.30) (0.59) (0.89) 14.99
Class J shares
2023(b) 14.07 0.16 1.10 1.26 (0.19) (0.94) (1.13) 14.20
2022 19.07 0.50 (3.94) (3.44) (0.49) (1.07) (1.56) 14.07
2021 15.39 0.26 4.41 4.67 (0.26) (0.73) (0.99) 19.07
2020 15.61 0.28 0.59 0.87 (0.28) (0.81) (1.09) 15.39
2019 15.15 0.30 1.36 1.66 (0.29) (0.91) (1.20) 15.61
2018 16.06 0.34 (0.33) 0.01 (0.33) (0.59) (0.92) 15.15
Institutional shares
2023(b) 14.24 0.18 1.11 1.29 (0.21) (0.94) (1.15) 14.38
2022 19.29 0.53 (3.99) (3.46) (0.52) (1.07) (1.59) 14.24
2021 15.55 0.29 4.46 4.75 (0.28) (0.73) (1.01) 19.29
2020 15.77 0.30 0.60 0.90 (0.31) (0.81) (1.12) 15.55
2019 15.29 0.34 1.37 1.71 (0.32) (0.91) (1.23) 15.77
2018 16.20 0.41 (0.37) 0.04 (0.36) (0.59) (0.95) 15.29
R-1 shares
2023(b) 14.02 0.11 1.11 1.22 (0.09) (0.94) (1.03) 14.21
2022 18.99 0.38 (3.94) (3.56) (0.34) (1.07) (1.41) 14.02
2021 15.34 0.14 4.39 4.53 (0.15) (0.73) (0.88) 18.99
2020 15.55 0.17 0.59 0.76 (0.16) (0.81) (0.97) 15.34
2019 15.08 0.21 1.35 1.56 (0.18) (0.91) (1.09) 15.55
2018 15.98 0.24 (0.33) (0.09) (0.22) (0.59) (0.81) 15.08
R-3 shares
2023(b) 13.95 0.13 1.11 1.24 (0.13) (0.94) (1.07) 14.12
2022 18.93 0.44 (3.93) (3.49) (0.42) (1.07) (1.49) 13.95
2021 15.29 0.18 4.39 4.57 (0.20) (0.73) (0.93) 18.93
2020 15.52 0.22 0.58 0.80 (0.22) (0.81) (1.03) 15.29
2019 15.06 0.25 1.35 1.60 (0.23) (0.91) (1.14) 15.52
2018 15.96 0.31 (0.35) (0.04) (0.27) (0.59) (0.86) 15.06
R-4 shares
2023(b) 14.02 0.14 1.11 1.25 (0.16) (0.94) (1.10) 14.17
2022 19.00 0.47 (3.93) (3.46) ( 0 .45) (1.07) (1.52) 14.02
2021 15.34 0.23 4.38 4.61 (0.22) (0.73) (0.95) 19.00
2020 15.56 0.29 0.55 0.84 (0.25) (0.81) (1.06) 15.34
2019 15.10 0.31 1.32 1.63 (0.26) (0.91) (1.17) 15.56
2018 15.99 0.32 (0.33) (0.01) (0.29) (0.59) (0.88) 15.10
R-5 shares
2023(b) 14.13 0.16 1.11 1.27 (0.18) (0.94) (1.12) 14.28
2022 19.15 0.49 (3.97) (3.48) (0.47) (1.07) (1.54) 14.13
2021 15.45 0.25 4.42 4.67 (0.24) (0.73) (0.97) 19.15
2020 15.67 0.27 0.59 0.86 (0.27) (0.81) (1.08) 15.45
2019 15.20 0.29 1.37 1.66 (0.28) (0.91) ( 1 .19) 15.67
2018 16.10 0.34 (0.33) 0.01 (0.32) (0.59) (0.91) 15.20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.48% (c),(d) $ 108,859 0.38% (e),(f) – % 2.14% (e) 9.0% (e)
(19.68) (d) 101,428 0.38 (f) – 2.94 23.8
31.00 (d) 126,454 0.38 (f) – 1.24 20.0
5.49 (d) 97,825 0.38 (f) – 1.65 32.8
12.24 (d) 94,659 0.38 (f) – 1.84 14.6
(0.16) (d) 87,497 0.38 (f) – 1.96 16.0
9.54 (c),(d) 775,353 0 .19 (e),(g) 0.21 (e),(h) 2.32 (e) 9.0 (e)
(19.53) (d) 724,982 0.18 (g) 0.20 (h) 3.17 23.8
31.30 (d) 948,713 0.18 (g) 0.21 (h) 1.44 20.0
5.67 (d) 753,868 0.18 (g) 0.21 (h) 1.86 32.8
12.47 (d) 752,041 0.20 (g) 0.23 (h) 2.01 14.6
(0.03) (d) 700,995 0.19 (g) 0.22 (h) 2.14 16.0
9.70 (c) 2,934,608 0.01 (e) – 2.50 (e) 9.0 (e)
(19.43) 2,684,679 0.01 – 3.30 23.8
31.56 3,429,237 0.01 – 1.61 20.0
5.79 2,615,276 0.01 – 2.02 32.8
12.72 2,569,620 0.01 – 2.25 14.6
0.13 2,529,716 0.01 – 2.53 16.0
9.23 (c) 13,588 0.88 (e) – 1.61 (e) 9.0 (e)
(20.10) 12,069 0.88 – 2.41 23.8
30.38 16,062 0.88 – 0.81 20.0
4.90 15,714 0.88 – 1.11 32.8
11.68 17,042 0.88 – 1.45 14.6
(0.71) 19,314 0.88 – 1.50 16.0
9.47 (c) 102,661 0.57 (e) – 1.93 (e) 9.0 (e)
(19.88) 96,348 0.57 – 2.81 23.8
30.81 129,032 0.57 – 1.02 20.0
5.22 97,748 0.57 – 1.46 32.8
12.01 99,952 0.57 – 1.72 14.6
(0.37) 106,971 0.57 – 1.95 16.0
9.51 (c) 46,292 0.38 (e) – 2.08 (e) 9.0 (e)
(19.68) 40,589 0.38 – 2.96 23.8
31.00 53,623 0.38 – 1.31 20.0
5.45 48,722 0.38 – 1.94 32.8
12.24 68,656 0.38 – 2.13 14.6
(0.15) 90,529 0.38 – 2.01 16.0
9.57 (c) 154,233 0.26 (e) – 2.29 (e) 9.0 (e)
(19.62) 147,107 0.26 – 3.08 23.8
31.19 187,926 0.26 – 1.39 20.0
5.56 159,934 0.26 – 1.80 32.8
12.40 173,689 0.26 – 1.98 14.6
(0.07) 183,317 0.26 – 2.16 16.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2023(b) $ 12 .43 $ 0 .14 $ 1 .02 $ 1 .16 ( $ 0 .16 ) ( $ 0 .86 ) ( $ 1 .02 ) $ 12 .57
2022 16 .56 0 .44 ( 3 .51 ) ( 3 .07 ) ( 0 .47 ) ( 0 .59 ) ( 1 .06 ) 12 .43
2021 12 .95 0 .23 4 .05 4 .28 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 16 .56
2020 13 .12 0 .24 0 .48 0 .72 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 12 .95
2019 12 .51 0 .27 1 .17 1 .44 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 13 .12
2018 13 .06 0 .30 ( 0 .27 ) 0 .03 ( 0 .28 ) ( 0 .30 ) ( 0 .58 ) 12 .51
R-1 shares
2023(b) 11 .93 0 .09 0 .97 1 .06 ( 0 .06 ) ( 0 .86 ) ( 0 .92 ) 12 .07
2022 15 .93 0 .34 ( 3 .41 ) ( 3 .07 ) ( 0 .34 ) ( 0 .59 ) ( 0 .93 ) 11 .93
2021 12 .49 0 .11 3 .88 3 .99 ( 0 .12 ) ( 0 .43 ) ( 0 .55 ) 15 .93
2020 12 .67 0 .15 0 .44 0 .59 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 12 .49
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
2018 12 .65 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 12 .09
R-3 shares
2023(b) 12 .01 0 .11 0 .98 1 .09 ( 0 .09 ) ( 0 .86 ) ( 0 .95 ) 12 .15
2022 16 .03 0 .38 ( 3 .43 ) ( 3 .05 ) ( 0 .38 ) ( 0 .59 ) ( 0 .97 ) 12 .01
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
2018 12 .73 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 12 .18
R-4 shares
2023(b) 12 .17 0 .12 0 .99 1 .11 ( 0 .11 ) ( 0 .86 ) ( 0 .97 ) 12 .31
2022 16 .23 0 .40 ( 3 .47 ) ( 3 .07 ) ( 0 .40 ) ( 0 .59 ) ( 0 .99 ) 12 .17
2021 12 .71 0 .19 3 .95 4 .14 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 16 .23
2020 12 .89 0 .21 0 .45 0 .66 ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 12 .71
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
2018 12 .84 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 12 .29
R-5 shares
2023(b) 12 .20 0 .13 0 .99 1 .12 ( 0 .13 ) ( 0 .86 ) ( 0 .99 ) 12 .33
2022 16 .26 0 .43 ( 3 .47 ) ( 3 .04 ) ( 0 .43 ) ( 0 .59 ) ( 1 .02 ) 12 .20
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92
2018 12 .88 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 12 .33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .98% (c) $ 1,160,397 0 .01% (d) 2 .36% (d) 7 .8% (d)
( 19 .76 ) 1,010,879 0 .01 3 .21 23 .8
33 .82 1,139,261 0 .01 1 .50 19 .2
5 .57 780,234 0 .01 1 .90 32 .5
12 .75 705,002 0 .01 2 .16 19 .2
0 .17 668,913 0 .01 2 .30 20 .9
9 .44 (c) 4,452 0 .88 (d) 1 .49 (d) 7 .8 (d)
( 20 .41 ) 3,916 0 .88 2 .54 23 .8
32 .61 5,074 0 .88 0 .76 19 .2
4 .68 4,536 0 .89 1 .24 32 .5
11 .81 5,738 0 .89 1 .41 19 .2
( 0 .74 ) 6,365 0 .89 1 .44 20 .9
9 .69 (c) 72,954 0 .57 (d) 1 .81 (d) 7 .8 (d)
( 20 .17 ) 66,131 0 .57 2 .85 23 .8
32 .97 88,634 0 .57 0 .93 19 .2
5 .00 66,042 0 .58 1 .45 32 .5
12 .13 67,732 0 .58 1 .64 19 .2
( 0 .33 ) 68,394 0 .58 1 .87 20 .9
9 .74 (c) 24,141 0 .38 (d) 1 .92 (d) 7 .8 (d)
( 20 .06 ) 22,059 0 .38 2 .95 23 .8
33 .30 30,290 0 .38 1 .23 19 .2
5 .19 27,141 0 .39 1 .72 32 .5
12 .38 30,975 0 .39 1 .91 19 .2
( 0 .22 ) 35,889 0 .39 1 .97 20 .9
9 .80 (c) 71,597 0 .26 (d) 2 .22 (d) 7 .8 (d)
( 19 .89 ) 69,495 0 .26 3 .17 23 .8
33 .37 91,388 0 .26 1 .28 19 .2
5 .30 71,201 0 .27 1 .80 32 .5
12 .46 74,697 0 .27 1 .88 19 .2
( 0 .06 ) 76,402 0 .27 1 .96 20 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2023(b) $ 14.82 $ 0.14 $ 1.24 $ 1.38 ( $ 0.12) ( $ 1.12) ( $ 1.24) $ 14.96
2022 20.06 0.49 (4.30) (3.81) (0.49) (0.94) (1.43) 14 .82
2021 15.63 0.21 5.06 5.27 (0.22) (0.62) (0.84) 20.06
2020 15.89 0.24 0.56 0.80 (0.24) (0.82) (1.06) 15.63
2019 15.28 0.27 1.42 1.69 (0.24) (0.84) (1.08) 15.89
2018 16.03 0.31 (0.31) – (0.29) (0.46) (0.75) 15.28
Class J shares
2023(b) 14.22 0.15 1.19 1.34 (0.15) (1.12) (1.27) 14.29
2022 19.30 0.51 (4.13) (3.62) (0.52) (0.94) (1.46) 14.22
2021 15.06 0.23 4.88 5.11 (0.25) ( 0 .62) (0.87) 19.30
2020 15.35 0.25 0.54 0.79 (0.26) (0.82) (1.08) 15.06
2019 14.81 0 .27 1.38 1.65 (0.27) (0.84) (1.11) 15.35
2018 15.56 0.31 (0.28) 0.03 (0.32) (0.46) (0.78) 14.81
Institutional shares
2023(b) 14.78 0.17 1.23 1.40 (0.18) (1.12) (1.30) 14.88
2022 19.99 0.55 (4.26) (3.71) (0.56) (0.94) (1.50) 14.78
2021 15.57 0.28 5.04 5.32 (0.28) (0.62) (0.90) 19.99
2020 15.84 0.29 0.55 0.84 (0.29) (0.82) (1.11) 15.57
2019 15.24 0.31 1.43 1.74 (0.30) (0.84) (1.14) 15.84
2018 15 .99 0.39 (0.33) 0.06 (0.35) (0.46) (0.81) 15.24
R-1 shares
2023(b) 14.53 0.10 1.21 1.31 (0.05) (1.12) (1.17) 14.67
2022 19.67 0.39 (4.20) (3.81) (0.39) (0.94) (1.33) 14.53
2021 15.35 0.12 4.97 5.09 (0.15) (0.62) (0.77) 19.67
2020 15.61 0.15 0.54 0.69 (0.13) (0.82) (0.95) 15.35
2019 15.01 0.22 1.38 1.60 (0.16) ( 0 .84) (1.00) 15.61
2018 15.75 0.22 (0.30) (0.08) (0.20) (0.46) (0.66) 15.01
R-3 shares
2023(b) 14.50 0.12 1.21 1.33 (0.09) (1.12) (1.21) 14.62
2022 19.64 0.46 (4.20) (3.74) (0.46) (0.94) (1.40) 14.50
2021 15.33 0.16 4.97 5.13 (0.20) (0.62) (0.82) 19.64
2020 15.60 0.20 0.56 0.76 (0.21) (0.82) (1.03) 15.33
2019 15.02 0.23 1.41 1.64 (0.22) (0.84) (1.06) 15.60
2018 15.77 0.29 (0.32) (0.03) (0.26) (0.46) (0.72) 15.02
R-4 shares
2023(b) 14.63 0.13 1.23 1.36 (0.12) (1.12) (1.24) 14.75
2022 19.81 0.50 (4.26) (3.76) ( 0 .48) (0.94) (1.42) 14.63
2021 15.44 0.21 5.00 5.21 (0.22) (0.62) (0.84) 19.81
2020 15.71 0.27 0.52 0.79 (0.24) (0.82) (1.06) 15.44
2019 15.12 0.27 1.40 1.67 (0.24) (0.84) (1.08) 15.71
2018 15.86 0.30 (0.30) – (0.28) (0.46) (0.74) 15.12
R-5 shares
2023(b) 14.69 0.16 1.21 1.37 (0.14) (1.12) (1.26) 14.80
2022 19.88 0.51 (4.25) (3.74) (0.51) (0.94) (1.45) 14.69
2021 15.49 0.23 5.02 5.25 (0.24) (0.62) (0.86) 19.88
2020 15.76 0.25 0.55 0.80 (0.25) (0.82) (1.07) 15.49
2019 15.17 0.28 1.41 1.69 (0.26) (0.84) (1.10) 15.76
2018 15.92 0.31 (0.29) 0.02 (0.31) (0.46) (0.77) 15.17

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.03% (c),(d) $ 95,799 0.38% (e),(f) – % 1.93% (e) 6.7% (e)
(20.32) (d) 87,266 0.38 (f) – 2.93 26.9
34.64 (d) 105,294 0.38 (f) – 1.11 21.0
5.06 (d) 77,925 0.38 (f) – 1.56 26.9
12.47 (d) 76,784 0.38 (f) – 1.77 17.3
(0.15) (d) 73,509 0.38 (f) – 1.91 16.9
10.14 (c),(d) 253,761 0.22 (e) ,(g) 0.24 (e),(h) 2.08 (e) 6.7 (e)
(20.17) (d) 235,469 0.22 (g) 0.24 (h) 3.17 26.9
34.90 (d) 312,540 0.21 (g) 0.24 (h) 1.29 21.0
5.18 (d) 237,515 0.22 (g) 0.25 (h) 1.74 26.9
12.60 (d) 238,083 0.24 (g) 0.27 (h) 1.84 17.3
0.01 (d) 220,530 0.23 (g) 0.26 (h) 2.00 16.9
10.19 (c) 2,176,972 0.01 (e) – 2.28 (e) 6.7 (e)
(19.96) 1,951,777 0.01 – 3.29 26.9
35.15 2,422,742 0.01 – 1.49 21.0
5.37 1,754,692 0.01 – 1.91 26.9
12.92 1,693,422 0.01 – 2.10 17.3
0.20 1,623,713 0.01 – 2.42 16.9
9.69 (c) 11,935 0.88 (e) – 1.40 (e) 6.7 (e)
(20.65) 10,416 0.88 – 2.41 26.9
33.91 (i) 13,259 0.88 – 0.64 21.0
4.50 (i) 10,957 0.88 – 1.01 26.9
11.93 12,804 0.88 – 1.52 17.3
(0.65) 13,369 0.88 – 1.41 16.9
9.89 (c) 79,786 0.57 (e) – 1.72 (e) 6.7 (e)
(20.41) 71,732 0.57 – 2.80 26.9
34.33 94,767 0.57 – 0.87 21.0
4.87 68,182 0.57 – 1.35 26.9
12.24 67,825 0.57 – 1.57 17.3
(0.33) 69,167 0.57 – 1.83 16.9
10.01 (c) 37,531 0.38 (e) – 1.84 (e) 6.7 (e)
(20.32) 33,403 0.38 – 3.01 26.9
34.66 44,900 0.38 – 1.15 21.0
5.03 36,458 0.38 – 1.78 26.9
12.44 45,136 0.38 – 1.84 17.3
(0.12) 48,573 0.38 – 1.88 16.9
10.05 (c) 98,971 0.26 (e) – 2.17 (e) 6.7 (e)
(20.18) 99,622 0.26 – 3.12 26.9
34 .84 128,805 0.26 – 1.27 21.0
5.12 104,577 0.26 – 1.66 26.9
12.60 103,868 0.26 – 1.88 17.3
(0.04) 114,158 0.26 – 1.91 16.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2023(b) $ 13 .75 $ 0 .15 $ 1 .17 $ 1 .32 ( $ 0 .17 ) ( $ 0 .95 ) ( $ 1 .12 ) $ 13 .95
2022 18 .20 0 .48 ( 3 .92 ) ( 3 .44 ) ( 0 .51 ) ( 0 .50 ) ( 1 .01 ) 13 .75
2021 13 .87 0 .23 4 .71 4 .94 ( 0 .25 ) ( 0 .36 ) ( 0 .61 ) 18 .20
2020 14 .00 0 .24 0 .47 0 .71 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 13 .87
2019 13 .22 0 .26 1 .29 1 .55 ( 0 .26 ) ( 0 .51 ) ( 0 .77 ) 14 .00
2018 13 .66 0 .30 ( 0 .26 ) 0 .04 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .22
R-1 shares
2023(b) 13 .12 0 .09 1 .11 1 .20 ( 0 .05 ) ( 0 .95 ) ( 1 .00 ) 13 .32
2022 17 .43 0 .36 ( 3 .79 ) ( 3 .43 ) ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 13 .12
2021 13 .32 0 .11 4 .49 4 .60 ( 0 .13 ) ( 0 .36 ) ( 0 .49 ) 17 .43
2020 13 .47 0 .13 0 .43 0 .56 ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 13 .32
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
2018 13 .17 0 .18 ( 0 .25 ) ( 0 .07 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .73
R-3 shares
2023(b) 13 .27 0 .11 1 .12 1 .23 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 13 .46
2022 17 .60 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .42 ) ( 0 .50 ) ( 0 .92 ) 13 .27
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
2018 13 .31 0 .23 ( 0 .26 ) ( 0 .03 ) ( 0 .23 ) ( 0 .19 ) ( 0 .42 ) 12 .86
R-4 shares
2023(b) 13 .46 0 .12 1 .13 1 .25 ( 0 .11 ) ( 0 .95 ) ( 1 .06 ) 13 .65
2022 17 .83 0 .43 ( 3 .86 ) ( 3 .43 ) ( 0 .44 ) ( 0 .50 ) ( 0 .94 ) 13 .46
2021 13 .61 0 .19 4 .59 4 .78 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 17 .83
2020 13 .75 0 .21 0 .44 0 .65 ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 13 .61
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
2018 13 .42 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .19 ) ( 0 .44 ) 12 .98
R-5 shares
2023(b) 13 .52 0 .15 1 .12 1 .27 ( 0 .13 ) ( 0 .95 ) ( 1 .08 ) 13 .71
2022 17 .91 0 .47 ( 3 .90 ) ( 3 .43 ) ( 0 .46 ) ( 0 .50 ) ( 0 .96 ) 13 .52
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80
2018 13 .49 0 .24 ( 0 .23 ) 0 .01 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 13 .05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .22% (c) $ 728,499 0 .01% (d) 2 .25% (d) 6 .4% (d)
( 19 .95 ) 613,004 0 .01 3 .12 22 .6
36 .38 658,064 0 .01 1 .37 18 .9
5 .07 421,577 0 .02 1 .81 28 .0
12 .89 375,813 0 .02 1 .97 15 .5
0 .18 314,540 0 .02 2 .17 19 .6
9 .77 (c) 3,421 0 .89 (d) 1 .39 (d) 6 .4 (d)
( 20 .65 ) 2,912 0 .89 2 .47 22 .6
35 .19 3,341 0 .89 0 .66 18 .9
4 .12 2,642 0 .89 1 .04 28 .0
11 .96 3,121 0 .89 1 .25 15 .5
( 0 .65 ) 3,289 0 .89 1 .32 19 .6
9 .90 (c) 44,160 0 .58 (d) 1 .71 (d) 6 .4 (d)
( 20 .37 ) 38,419 0 .58 2 .78 22 .6
35 .53 48,174 0 .58 0 .81 18 .9
4 .53 32,687 0 .58 1 .34 28 .0
12 .24 31,793 0 .58 1 .50 15 .5
( 0 .36 ) 29,942 0 .58 1 .71 19 .6
9 .94 (c) 15,320 0 .39 (d) 1 .83 (d) 6 .4 (d)
( 20 .23 ) 13,440 0 .39 2 .83 22 .6
35 .84 16,969 0 .39 1 .13 18 .9
4 .69 14,221 0 .39 1 .63 28 .0
12 .53 14,729 0 .39 1 .73 15 .5
( 0 .16 ) 16,262 0 .39 1 .86 19 .6
10 .05 (c) 38,418 0 .27 (d) 2 .25 (d) 6 .4 (d)
( 20 .14 ) 40,556 0 .27 3 .12 22 .6
36 .08 50,443 0 .27 1 .19 18 .9
4 .81 38,859 0 .27 1 .62 28 .0
12 .56 34,838 0 .27 1 .76 15 .5
( 0 .02 ) 33,762 0 .27 1 .71 19 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2023(b) $ 14.52 $ 0.14 $ 1.22 $ 1.36 ( $ 0.12) ( $ 0.99) ( $ 1.11) $ 14.77
2022 19.13 0.48 (4.18) (3.70) (0.47) (0.44) (0.91) 14.52
2021 14.47 0.17 5.04 5.21 (0.21) (0.34) (0.55) 19.13
2020 14.61 0.21 0.47 0.68 (0.22) (0.60) (0.82) 14.47
2019 13.68 0.22 1.36 1.58 (0.22) (0.43) (0.65) 14.61
2018 14.05 0.25 (0.27) (0.02) (0.26) (0.09) (0.35) 13.68
Institutional shares
2023(b) 14.68 0.16 1.24 1.40 (0.18) (0.99) (1.17) 14.91
2022 19.32 0.51 (4.17) (3.66) (0.54) (0.44) (0.98) 14.68
2021 14.60 0.24 5.08 5.32 (0.26) (0.34) (0.60) 19.32
2020 14.72 0.25 0.49 0.74 (0.26) (0.60) (0.86) 14.60
2019 13.79 0.26 1.37 1.63 (0.27) (0.43) (0.70) 14.72
2018 14.14 0.31 (0.27) 0.04 (0.30) (0.09) (0.39) 13.79
R-1 shares
2023(b) 14.20 0.10 1.19 1.29 (0.07) (0.99) (1.06) 14.43
2022 18.72 0.35 (4.05) (3.70) (0.38) (0.44) (0.82) 14.20
2021 14.19 0.11 4.91 5.02 (0.15) (0.34) (0.49) 18.72
2020 14.32 0.14 0.45 0.59 (0.12) (0.60) (0.72) 14.19
2019 13.43 0.15 1.33 1.48 (0.16) (0.43) (0.59) 14.32
2018 13.79 0.18 (0.26) (0.08) (0.19) (0.09) (0.28) 13.43
R-3 shares
2023(b) 14.41 0.12 1.22 1.34 (0.10) (0.99) (1.09) 14.66
2022 19.00 0.43 (4.14) (3.71) (0.44) (0.44) (0.88) 14.41
2021 14.38 0.13 5.01 5.14 (0.18) (0.34) (0.52) 19.00
2020 14.52 0.17 0.48 0.65 (0.19) (0.60) (0.79) 14.38
2019 13.61 0.19 1.35 1.54 (0.20) (0.43) (0.63) 14.52
2018 13.98 0.24 (0.28) (0.04) (0.24) (0.09) (0.33) 13.61
R-4 shares
2023(b) 14.50 0.13 1.22 1.35 (0.12) (0.99) (1.11) 14.74
2022 19.08 0.48 (4.16) (3.68) (0.46) (0.44) (0.90) 14.50
2021 14.44 0.18 5.01 5.19 ( 0 .21) (0.34) (0.55) 19.08
2020 14.57 0.24 0.44 0.68 (0.21) (0.60) (0.81) 14.44
2019 13.64 0.24 1.34 1.58 (0.22) (0.43) (0.65) 14.57
2018 14.01 0.25 (0.27) (0.02) (0.26) (0.09) (0.35) 13.64
R-5 shares
2023(b) 14.54 0.16 1.20 1.36 (0.14) (0.99) (1.13) 14.77
2022 19.14 0.48 (4.15) (3.67) (0.49) (0.44) (0.93) 14.54
2021 14.48 0.20 5.02 5.22 (0.22) (0.34) (0.56) 19.14
2020 14.61 0.20 0.50 0.70 (0.23) (0.60) (0.83) 14.48
2019 13.69 0.24 1.35 1.59 (0.24) (0.43) (0.67) 14.61
2018 14.05 0.24 (0.24) – (0.27) (0.09) ( 0 .36) 13.69

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.01% (c),(d) $ 15,946 0.38% (e),(f) 0.45% (e),(g) 1.93% (e) 7.0% (e)
(20.23) (d) 14,614 0.38 (f) 0.43 (g) 2.94 21.7
36.62 (d) 18,803 0.38 (f) 0.43 (g) 0.94 18.3
4.61 (d) 11,740 0.38 (f) 0.58 (g) 1.49 22.9
12.54 (d) 10,924 0.38 (f) 0.64 (g) 1.58 12.6
(0.24) (d) 8,891 0.38 (f) 0.57 (g) 1.76 24.0
10.18 (c) 709,459 0.01 (e) – 2.25 (e) 7.0 (e)
(19.92) 594,766 0.01 – 3.13 21.7
37.12 629,044 0.02 – 1.32 18.3
5.02 385,276 0.02 – 1.75 22.9
12.88 319,472 0.03 (h) – 1.87 12.6
0.19 244,280 0.03 (h) – 2.16 24.0
9.69 (c) 3,168 0.89 (e) – 1.35 (e) 7.0 (e)
(20.60) 2,442 0.89 – 2.22 21.7
35.95 2,430 0.89 – 0.65 18.3
4.08 1,935 0.89 – 1.02 22.9
11.91 2,165 0.89 – 1.13 12.6
(0.67) 1,651 0.89 (h) – 1.27 24.0
9.94 (c) 23,922 0.58 (e) – 1.69 (e) 7.0 (e)
(20.41) 19,914 0.58 – 2.67 21.7
36.38 22,111 0.58 – 0.75 18.3
4.45 14,091 0.58 – 1.23 22.9
12.27 12,016 0.58 – 1 .40 12.6
(0.38) 10,034 0.58 (h) – 1.65 24.0
10.04 (c),(i) 7,181 0.39 (e) – 1.81 (e) 7.0 (e)
(20.21) 5,694 0.39 – 2.95 21.7
36.55 7,736 0.39 – 1.05 18.3
4.67 5,851 0.39 – 1.72 22.9
12.53 6,603 0.39 – 1.72 12.6
(0.25) 6,285 0.39 (h) – 1.77 24.0
10.03 (c) 27,751 0.27 (e) – 2.22 (e) 7.0 (e)
(20.10) 28,139 0.27 – 2.94 21.7
36.74 30,796 0.27 – 1.13 18.3
4.76 20,854 0.27 – 1.46 22.9
12.62 16,867 0.27 – 1.73 12.6
(0.07) 14,963 0.27 (h) – 1.66 24.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2023(b) $ 11 .71 $ 0 .13 $ 1 .00 $ 1 .13 ( $ 0 .14 ) ( $ 0 .60 ) ( $ 0 .74 ) $ 12 .10
2022 15 .19 0 .38 ( 3 .30 ) ( 2 .92 ) ( 0 .42 ) ( 0 .14 ) ( 0 .56 ) 11 .71
2021 11 .33 0 .15 4 .03 4 .18 ( 0 .19 ) ( 0 .13 ) ( 0 .32 ) 15 .19
2020 11 .19 0 .14 0 .44 0 .58 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 11 .33
2019 10 .25 0 .17 1 .08 1 .25 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .19
2018 10 .45 0 .02 ( 0 .02 ) – ( 0 .20 ) – ( 0 .20 ) 10 .25
R-1 shares
2023(b) 11 .46 0 .08 0 .98 1 .06 ( 0 .05 ) ( 0 .60 ) ( 0 .65 ) 11 .87
2022 14 .92 0 .30 ( 3 .28 ) ( 2 .98 ) ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 11 .46
2021 11 .17 ( 0 .01 ) 4 .01 4 .00 ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 14 .92
2020 11 .05 0 .29 0 .19 0 .48 ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 11 .17
2019 10 .16 0 .10 1 .06 1 .16 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 11 .05
2018 10 .43 ( 0 .04 ) ( 0 .03 ) ( 0 .07 ) ( 0 .20 ) – ( 0 .20 ) 10 .16
R-3 shares
2023(b) 11 .57 0 .09 1 .00 1 .09 ( 0 .08 ) ( 0 .60 ) ( 0 .68 ) 11 .98
2022 15 .04 0 .30 ( 3 .26 ) ( 2 .96 ) ( 0 .37 ) ( 0 .14 ) ( 0 .51 ) 11 .57
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
2019 10 .20 0 .13 1 .05 1 .18 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .10
2018 10 .44 ( 0 .02 ) ( 0 .02 ) ( 0 .04 ) ( 0 .20 ) – ( 0 .20 ) 10 .20
R-4 shares
2023(b) 11 .60 0 .10 1 .00 1 .10 ( 0 .10 ) ( 0 .60 ) ( 0 .70 ) 12 .00
2022 15 .06 0 .37 ( 3 .31 ) ( 2 .94 ) ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 11 .60
2021 11 .25 0 .13 3 .97 4 .10 ( 0 .16 ) ( 0 .13 ) ( 0 .29 ) 15 .06
2020 11 .13 0 .17 0 .36 0 .53 ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 11 .25
2019 10 .22 0 .15 1 .06 1 .21 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 11 .13
2018 10 .44 0 .01 ( 0 .03 ) ( 0 .02 ) ( 0 .20 ) – ( 0 .20 ) 10 .22
R-5 shares
2023(b) 11 .63 0 .14 0 .97 1 .11 ( 0 .11 ) ( 0 .60 ) ( 0 .71 ) 12 .03
2022 15 .10 0 .33 ( 3 .26 ) ( 2 .93 ) ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 11 .63
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27
2019 10 .24 0 .14 1 .09 1 .23 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .16
2018 10 .44 0 .01 ( 0 .01 ) – ( 0 .20 ) – ( 0 .20 ) 10 .24

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .12% (c) $ 114,371 0 .04% (d) ,(e) 2 .17% (d) 7 .7% (d)
( 19 .92 ) 83,762 0 .05 (e) 2 .96 28 .4
37 .37 73,568 0 .08 (e) 1 .04 22 .5
5 .15 26,561 0 .08 (e) 1 .28 55 .1
12 .82 11,938 0 .10 (e) 1 .57 51 .6
( 0 .08 ) 7,146 0 .10 (e) 0 .23 195 .7
9 .72 (c) 338 0 .90 (d) ,(e) 1 .34 (d) 7 .7 (d)
( 20 .61 ) 268 0 .90 (e) 2 .40 28 .4
36 .21 176 0 .91 (e) ( 0 .10 ) 22 .5
4 .34 58 0 .93 (e) 2 .64 55 .1
11 .93 136 0 .93 (e) 0 .93 51 .6
( 0 .76 ) 109 0 .93 (e) ( 0 .36 ) 195 .7
9 .86 (c) 6,062 0 .59 (d) ,(e) 1 .63 (d) 7 .7 (d)
( 20 .37 ) 4,642 0 .59 (e) 2 .34 28 .4
36 .70 4,115 0 .60 (e) 0 .49 22 .5
4 .55 1,590 0 .62 (e) 1 .00 55 .1
12 .19 2,256 0 .62 (e) 1 .29 51 .6
( 0 .46 ) 1,565 0 .62 (e) ( 0 .23 ) 195 .7
9 .90 (c) 1,536 0 .40 (d) ,(e) 1 .70 (d) 7 .7 (d)
( 20 .19 ) 1,102 0 .40 (e) 2 .86 28 .4
36 .90 1,234 0 .41 (e) 0 .91 22 .5
4 .73 505 0 .43 (e) 1 .55 55 .1
12 .48 427 0 .43 (e) 1 .39 51 .6
( 0 .27 ) 339 0 .43 (e) 0 .14 195 .7
10 .06 (c) 4,773 0 .28 (d) ,(e) 2 .35 (d) 7 .7 (d)
( 20 .11 ) 5,055 0 .28 (e) 2 .57 28 .4
37 .09 3,917 0 .29 (e) 0 .98 22 .5
4 .81 1,898 0 .31 (e) 0 .52 55 .1
12 .60 711 0 .31 (e) 1 .37 51 .6
( 0 .08 ) 469 0 .31 (e) 0 .07 195 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End
of Period
PRINCIPAL LIFETIME 2070 FUND
Class J shares
2023(b) $ 10.00 $ 0.01 $ 0.33 $ 0.34 $ 10.34
Institutional shares
2023(b) 10.00 0.01 0.32 0.33 10.33
R-1 shares
2023(b) 10.00 (0.01) 0.33 0.32 10.32
R-3 shares
2023(b) 10.00 – 0.33 0.33 10.33
R-4 shares
2023(b) 10.00 – 0.33 0.33 10.33
R-5 shares
2023(b) 10.00 – 0.33 0.33 10.33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.40% (c),(d) $ 17 0.30% (e),(f) 193 .05% (e),(g) 0.62% (e) 2246.3% (e)
3.30 (c) 11 0.05 (e),(h) – 0.52 (e) 2246.3 (e)
3.20 (c) 10 0.93 (e),(h) – (0.34) (e) 2246.3 (e)
3.30 (c) 10 0.62 (e),(h) – (0.04) (e) 2246.3 (e)
3.30 (c) 10 0.43 (e),(h) – 0.15 (e) 2246.3 (e)
3.30 (c) 10 0.31 (e),(h) – 0.27 (e) 2246.3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Period from March 1, 2023, date operations commenced, through April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2023(b) $ 10.44 $ 0.19 $ 0.51 $ 0.70 ( $ 0.21) ( $ 0.31) ( $ 0.52) $ 10.62
2022 12.91 0.23 (2.00) (1.77) (0.28) (0.42) (0.70) 10.44
2021 11.75 0.39 1.34 1.73 (0.48) (0.09) (0.57) 12.91
2020 11.39 0.21 0.48 0.69 (0.26) (0.07) (0.33) 11.75
2019 10.63 0.18 0.80 0.98 (0.14) (0.08) (0.22) 11.39
2018(h) 10.79 0.03 (0.19) (0.16) – – – 10.63
Institutional shares
2023(b) 10.49 0.21 0.50 0.71 (0.22) (0.31) (0.53) 10.67
2022 12.96 0.31 (2.07) (1.76) (0.29) (0.42) (0.71) 10.49
2021 11.80 0.48 1.27 1.75 (0.50) (0.09) (0.59) 12.96
2020 11.42 0.28 0.45 0.73 (0.28) (0.07) (0.35) 11.80
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) (0.23) 11.42
2018 10.96 0.26 (0.31) (0.05) (0.22) (0.04) (0.26) 10.65
R-6 shares
2023(b) 10.51 0.21 0.50 0.71 (0.22) (0.31) (0.53) 10.69
2022 12.98 0.32 (2.07) (1.75) (0.30) (0.42) (0.72) 10.51
2021 11.82 0.50 1.26 1.76 (0.51) (0.09) (0.60) 12.98
2020 11.44 0.27 0.46 0.73 (0.28) (0.07) (0.35) 11.82
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44
2018 10.98 0.11 (0.17) (0.06) (0.22) (0.04) (0.26) 10.66

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.90% (c),(d) $ 138,464 0.20% (e),(f) 0.22% (e),(g) 3.62% (e) 10.3% (e)
(14.50) (d) 96,345 0.23 (f) 0.25 (g) 2.07 18.1
15.07 (d) 55,458 0.23 (f) 0.25 (g) 3.10 20.6
6.21 (d) 29,710 0.28 (f) 0.31 (g) 1.84 32.4
9.44 (d) 19,129 0.30 (f) 0.44 (g) 1.67 31.5
(1.48) (c),(d) 7,117 0.30 (e),(f) 1.32 (e),(g) 0.42 (e) 40.9
6.99 (c) 17,760 0.05 (e),(i) – 3.95 (e) 10.3 (e)
(14.35) 18,704 0.05 (i) – 2.72 18.1
15.21 22,888 0.05 (i) – 3.85 20.6
6.54 19,501 0.05 (i) – 2.46 32.4
9.63 22,269 0.05 (i) – 2.41 31.5
(0.56) 29,429 0.05 (i) – 2.34 40.9
7.01 (c) 46,767 0.02 (e),(i) – 3.92 (e) 10.3 (e)
(14.30) 46,216 0.02 (i) – 2.78 18.1
15.21 58,859 0.02 (i) – 3.98 20.6
6.55 56,576 0.02 (i) – 2.34 32.4
9.73 61,079 0.02 (i) – 1.32 31.5
(0.65) 14,245 0.02 (i) – 1.04 40.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2023(b) $ 10.80 $ 0.19 $ 0.55 $ 0.74 ( $ 0.21) ( $ 0.50) ( $ 0.71) $ 10.83
2022 13.47 0.28 (2.19) (1.91) (0.30) (0.46) (0.76) 10.80
2021 11.92 0.37 1.76 2.13 (0.47) (0.11) (0.58) 13.47
2020 11.54 0.20 0.53 0.73 (0.26) (0.09) (0.35) 11.92
2019 10.85 0.16 0.87 1.03 (0.18) (0.16) (0.34) 11.54
2018(h) 11.04 0.02 (0.21) (0.19) – – – 10.85
Institutional shares
2023(b) 10.86 0.21 0.54 0.75 (0.22) (0.50) (0.72) 10.89
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0 .45 1.71 2.16 (0.48) (0.11) (0.59) 13.54
2020 11.59 0.33 0.41 0.74 (0.27) (0.09) (0.36) 11.97
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) (0.34) 11.59
2018 11.21 0.28 (0.33) (0.05) (0.23) (0.05) (0.28) 10.88
R-6 shares
2023(b) 10.86 0.21 0.55 0.76 (0.23) (0.50) (0.73) 10.89
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0.49 1.68 2.17 (0.49) (0.11) (0.60) 13.54
2020 11.59 0.26 0.49 0.75 (0.28) (0.09) (0.37) 11.97
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59
2018 11 .22 0.10 (0.15) (0.05) (0.24) (0.05) (0.29) 10.88

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.24% (c),(d) $ 249,389 0.17% (e),(f) 0.19% (e),(g) 3.58% (e) 12.5% (e)
(15.02) (d) 205,008 0.18 (f) 0.20 (g) 2.38 20.4
18.31 (d) 184,994 0.19 (f) 0.21 (g) 2.87 16.2
6.38 (d) 87,239 0.20 (f) 0.23 (g) 1.71 26.7
9.89 (d) 44,553 0.28 (f) 0.31 (g) 1.42 21.4
(1.72) (c),(d) 12,536 0.30 (e),(f) 1.07 (e),(g) 0.27 (e) 33.7
7.32 (c) 41,354 0.05 (e),(i) – 3.90 (e) 12.5 (e)
(14.95) 42,581 0.05 (i) – 2.78 20.4
18.50 58,554 0.05 (i) – 3.44 16.2
6.50 49,188 0.05 (i) – 2.83 26.7
10.11 81,108 0.05 (i) – 2.34 21.4
(0.50) 94,427 0.05 (i) – 2.45 33.7
7.35 (c) 190,947 0.02 (e),(i) – 3.83 (e) 12.5 (e)
(14.91) 187,400 0.02 (i) – 2.77 20.4
18.54 233,947 0.02 (i) – 3.78 16.2
6.53 212,655 0.02 (i) – 2.28 26.7
10.16 205,364 0.02 (i) – 1.04 21.4
(0.57) 35,759 0.02 (i) – 0.94 33.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2023(b) $ 11.43 $ 0.19 $ 0.64 $ 0.83 ( $ 0.21) ( $ 0.51) ( $ 0.72) $ 11.54
2022 14.27 0.29 (2.42) (2.13) (0.32) (0.39) (0.71) 11.43
2021 12.20 0.37 2.25 2.62 (0.46) (0.09) (0.55) 14.27
2020 11.84 0.20 0.55 0.75 (0.26) (0.13) (0.39) 12.20
2019 11.10 0.16 0.92 1.08 (0.19) (0.15) (0.34) 11.84
2018(h) 11.33 0.01 (0.24) (0.23) – – – 11.10
Institutional shares
2023(b) 11.48 0.21 0.63 0.84 (0.22) (0.51) (0.73) 11.59
2022 14.33 0.34 (2.47) (2.13) (0.33) (0.39) (0.72) 11.48
2021 12.24 0.45 2.20 2.65 (0.47) (0.09) (0.56) 14.33
2020 11.88 0.28 0.48 0.76 (0.27) (0.13) (0.40) 12.24
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) (0.35) 11.88
2018 11.44 0.26 (0.31) (0.05) (0.24) (0.03) (0.27) 11.12
R-6 shares
2023(b) 11.49 0.21 0.64 0.85 (0.23) (0.51) (0.74) 11.60
2022 14.34 0.35 (2.48) (2.13) (0.33) (0.39) (0.72) 11.49
2021 12.25 0.47 2.19 2.66 (0.48) (0.09) (0.57) 14.34
2020 11.89 0.25 0.51 0 .76 (0.27) (0.13) (0.40) 12.25
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89
2018 11.45 0.13 (0.18) (0.05) (0.24) (0.03) (0.27) 11.13

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.67% (c),(d) $ 366,216 0.17% (e),(f) 0.19% (e),(g) 3.42% (e) 6.8% (e)
(15.71) (d) 272,529 0.18 (f) 0.20 (g) 2.30 13.6
21.94 (d) 207,361 0.19 (f) 0.21 (g) 2.69 14.2
6.36 (d) 95,483 0.20 (f) 0.23 (g) 1.70 18.6
10.24 (d) 48,991 0.28 (f) 0.31 (g) 1.42 22.5
(2.03) (c),(d) 13,840 0.30 (e),(f) 0.84 (e),(g) 0.09 (e) 23.3
7.74 (c) 67,921 0.05 (e),(i) – 3.66 (e) 6.8 (e)
(15.63) 64,787 0.05 (i) – 2.70 13.6
22.14 75,042 0.05 (i) – 3.27 14.2
6.46 58,524 0.05 (i) – 2.38 18.6
10.48 63,839 0.05 (i) – 2.17 22.5
(0.53) 75,318 0.05 (i) – 2.25 23.3
7.77 (c) 196,110 0.02 (e),(i) – 3.64 (e) 6.8 (e)
(15.60) 178,008 0.02 (i) – 2.73 13.6
22.16 206,615 0.02 (i) – 3.42 14.2
6.49 161,907 0.02 (i) – 2.11 18.6
10.52 129,870 0.02 (i) – 1.13 22.5
(0.53) 35,044 0.02 (i) – 1.13 23.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2023(b) $ 11.63 $ 0.17 $ 0.73 $ 0.90 ( $ 0.17) ( $ 0.70) ( $ 0.87) $ 11.66
2022 14.78 0.28 (2.67) (2.39) (0.32) (0.44) (0.76) 11.63
2021 12.32 0.37 2.67 3.04 (0.45) (0.13) (0.58) 14.78
2020 11.99 0.19 0.57 0.76 (0.25) (0.18) (0.43) 12.32
2019 11.25 0.14 0.99 1.13 (0.21) (0.18) (0.39) 11.99
2018(h) 11.53 – (0.28) (0.28) – – – 11.25
Institutional shares
2023(b) 11.71 0.18 0.74 0.92 (0.19) (0.70) (0.89) 11.74
2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71
2021 12.38 0.41 2.66 3.07 (0.46) (0.13) (0.59) 14.86
2020 12.04 0.35 0.44 0.79 (0.27) (0.18) (0.45) 12.38
2019 11.27 0.24 0.92 1.16 (0.21) (0.18) (0.39) 12.04
2018 11.62 0.27 (0.33) (0.06) (0.24) (0.05) (0.29) 11.27
R-6 shares
2023(b) 11.71 0.18 0.73 0.91 (0.19) (0.70) (0.89) 11.73
2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71
2021 12.37 0.45 2.63 3.08 (0.46) (0.13) (0.59) 14.86
2020 12.03 0.26 0.53 0.79 (0.27) (0.18) (0.45) 12.37
2019 11.27 0.13 1.03 1.16 (0.22) (0.18) (0.40) 12.03
2018 11.62 0.09 (0.15) (0.06) (0.24) (0.05) (0.29) 11.27

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.24% (c),(d) $ 255,507 0.17% (e),(f) 0.19% (e),(g) 2.91% (e) 6.6% (e)
(17.04) (d) 203,444 0.19 (f) 0.21 (g) 2.17 16.7
25.23 (d) 177,896 0.20 (f) 0.22 (g) 2.61 14.9
6.42 (d) 78,987 0.22 (f) 0.25 (g) 1.60 26.7
10.56 (d) 40,498 0.30 (f) 0.37 (g) 1.25 16.3
(2.43) (c),(d) 11,583 0.30 (e),(f) 1.09 (e),(g) (0.04) (e) 25.9
8.31 (c) 84,937 0.05 (e),(i) – 3.06 (e) 6.6 (e)
(16.87) 77,067 0.05 (i) – 2.56 16.7
25.38 92,984 0.05 (i) – 2.93 14.9
6.64 60,462 0.05 (i) – 2.92 26.7
10.88 93,111 0.05 (i) – 2.14 16.3
(0.56) 93,545 0.05 (i) – 2.31 25.9
8.27 (c) 273,237 0.02 (e),(i) – 3.10 (e) 6.6 (e)
(16.84) 237,340 0.02 (i) – 2.54 16.7
25.52 261,855 0.02 (i) – 3.23 14.9
6.67 194,059 0.02 (i) – 2.15 26.7
10.83 161,196 0.02 (i) – 1.15 16.3
(0.55) 53,746 0.02 (i) – 0.79 25.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2023(b) $ 12.20 $ 0.17 $ 0.81 $ 0.98 ( $ 0.17) ( $ 0.79) ( $ 0.96) $ 12.22
2022 15.50 0.31 (2.88) (2.57) (0.34) (0.39) (0.73) 12.20
2021 12.56 0.33 3.14 3.47 (0.42) (0.11) (0.53) 15.50
2020 12.28 0.18 0.55 0.73 (0.26) (0.19) (0.45) 12.56
2019 11.49 0.14 1.07 1.21 (0.21) (0.21) (0.42) 12.28
2018(h) 11.78 – (0.29) (0.29) – – – 11.49
Institutional shares
2023(b) 12.28 0.18 0.82 1.00 (0.19) (0.79) (0.98) 12.30
2022 15.59 0.34 (2.90) (2.56) (0.36) (0.39) (0.75) 12.28
2021 12.62 0.40 3.12 3.52 (0.44) (0.11) (0.55) 15.59
2020 12.33 0.28 0.47 0.75 (0.27) (0.19) (0.46) 12.62
2019 11.51 0.22 1.02 1.24 (0.21) (0.21) (0.42) 12.33
2018 11.83 0.27 (0.32) (0.05) (0.23) (0.04) (0.27) 11.51
R-6 shares
2023(b) 12.30 0.18 0.82 1.00 (0.19) (0.79) (0.98) 12.32
2022 15.61 0.35 (2.91) (2.56) (0.36) (0.39) (0.75) 12.30
2021 12.64 0.42 3.10 3.52 (0.44) (0.11) (0.55) 15.61
2020 12.35 0.25 0.51 0.76 (0.28) (0.19) (0.47) 12.64
2019 11.53 0.14 1.10 1.24 (0.21) (0.21) (0.42) 12.35
2018 11.84 0.14 (0.18) (0.04) (0.23) (0.04) (0.27) 11.53

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.54% (c),(d) $ 195,111 0.18% (e),(f) 0.20% (e),(g) 2.84% (e) 6.5% (e)
(17.38) (d) 158,186 0.20 (f) 0.22 (g) 2.27 12.6
28.22 (d) 143,236 0.21 (f) 0.24 (g) 2.22 10.6
5.94 (d) 60,829 0.24 (f) 0.27 (g) 1.51 14.3
11.12 (d) 29,770 0.30 (f) 0.40 (g) 1.16 17.4
(2.46) (c),(d) 8,266 0.30 (e),(f) 1.65 (e),(g) 0.00 (e) 13.7
8.62 (c) 77,260 0.05 (e),(i) – 2.95 (e) 6.5 (e)
(17.25) 71,210 0.05 (i) – 2.50 12.6
28.46 79,002 0.05 (i) – 2.75 10.6
6.15 54,018 0.05 (i) – 2.31 14.3
11.42 54,756 0.05 (i) – 1.90 17.4
(0.45) 54,606 0.05 (i) – 2.22 13.7
8.65 (c) 198,642 0.02 (e),(i) – 3.01 (e) 6.5 (e)
(17.21) 167,461 0.02 (i) – 2.55 12.6
28.45 180,539 0.02 (i) – 2.84 10.6
6.17 124,836 0.02 (i) – 2.05 14.3
11.45 94,420 0.02 (i) – 1.17 17.4
(0.36) 33,325 0.02 (i) – 1.12 13.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2023(b) $ 12.41 $ 0.16 $ 0.86 $ 1.02 ( $ 0.16) ( $ 0.86) ( $ 1.02) $ 12.41
2022 15.84 0.30 (2.98) (2.68) (0.35) (0.40) (0.75) 12.41
2021 12.58 0.30 3.48 3.78 (0.38) (0.14) (0.52) 15.84
2020 12.34 0.19 0.51 0.70 (0.25) (0.21) (0.46) 12.58
2019 11.59 0.11 1.10 1.21 (0.21) (0.25) (0.46) 12.34
2018(h) 11.91 – (0.32) (0.32) – – – 11.59
Institutional shares
2023(b) 12.50 0.18 0.86 1.04 (0.18) (0.86) (1.04) 12.50
2022 15.93 0.36 (3.02) (2.66) (0.37) (0.40) (0.77) 12.50
2021 12.64 0.36 3.47 3.83 (0.40) (0.14) (0.54) 15.93
2020 12.40 0.34 0.38 0.72 (0.27) (0.21) (0.48) 12.64
2019 11.62 0.23 1.02 1.25 (0.22) (0.25) (0.47) 12.40
2018 11.94 0.27 (0.31) (0.04) (0.23) (0.05) (0.28) 11.62
R-6 shares
2023(b) 12.52 0.18 0.86 1.04 (0.18) (0.86) (1.04) 12.52
2022 15.96 0.35 (3.02) (2.67) (0.37) (0.40) (0.77) 12.52
2021 12.66 0.38 3.46 3.84 (0.40) (0.14) (0.54) 15.96
2020 12.41 0.25 0.48 0.73 (0.27) (0.21) (0.48) 12.66
2019 11.63 0.12 1.13 1.25 (0.22) (0.25) (0.47) 12.41
2018 11.96 0 .15 (0.20) (0.05) (0.23) (0.05) (0.28) 11.63

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.90% (c),(d) $ 191,185 0.19% (e),(f) 0.21% (e),(g) 2.69% (e) 4.9% (e)
(17.72) (d) 138,511 0.21 (f) 0.23 (g) 2.18 13.5
30.64 (d) 115,496 0.22 (f) 0.24 (g) 1.98 12.9
5.74 (d) 49,746 0.26 (f) 0.29 (g) 1.60 22.5
11.18 (d) 26,552 0.30 (f) 0.42 (g) 0.94 14.9
(2.69) (c),(d) 6,882 0.30 (e),(f) 1.71 (e),(g) (0.03) (e) 15.1
8.97 (c) 65,855 0.05 (e),(i) – 2.88 (e) 4.9 (e)
(17.53) 58,528 0.05 (i) – 2.58 13.5
30.90 68,006 0.05 (i) – 2.42 12.9
5.86 44,657 0.05 (i) – 2.75 22.5
11.49 65,024 0.05 (i) – 1.96 14.9
(0.38) 65,042 0.05 (i) – 2.18 15.1
8.99 (c) 217,691 0.02 (e),(i) – 2.92 (e) 4.9 (e)
(17.54) 187,431 0.02 (i) – 2.50 13.5
30.97 194,948 0.02 (i) – 2.56 12.9
5.97 137,469 0.02 (i) – 2.08 22.5
11.52 112,973 0.02 (i) – 1.04 14.9
(0.46) 36,294 0.02 (i) – 1.19 15.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2023(b) $ 12.82 $ 0.16 $ 0.92 $ 1.08 ( $ 0.16) ( $ 0.98) ( $ 1.14) $ 12.76
2022 16.35 0.30 (3.09) (2.79) (0.37) (0.37) (0.74) 12.82
2021 12.71 0.28 3.83 4.11 (0.35) (0.12) (0.47) 16.35
2020 12.46 0.18 0 .52 0.70 (0.25) (0.20) (0.45) 12.71
2019 11.72 0.10 1.12 1.22 (0.21) (0.27) (0.48) 12.46
2018(h) 12.05 (0.01) (0.32) (0.33) – – – 11.72
Institutional shares
2023(b) 12.90 0.18 0.92 1.10 (0.18) (0.98) (1.16) 12.84
2022 16.44 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.90
2021 12.77 0 .34 3.82 4.16 (0.37) (0.12) (0.49) 16.44
2020 12.51 0.28 0.45 0.73 (0.27) (0.20) (0.47) 12.77
2019 11.74 0.21 1.05 1.26 (0.22) (0.27) (0.49) 12.51
2018 12.05 0.25 (0.29) (0.04) (0.23) (0.04) (0.27) 11.74
R-6 shares
2023(b) 12.92 0.18 0.91 1.09 (0.18) (0.98) (1.16) 12.85
2022 16.46 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.92
2021 12.79 0.35 3.81 4.16 (0.37) (0.12) (0.49) 16.46
2020 12.53 0.24 0.49 0.73 (0.27) (0.20) (0.47) 12.79
2019 11.75 0.11 1.16 1.27 (0.22) (0.27) (0.49) 12.53
2018 12.06 0.12 (0.16) (0.04) (0.23) (0.04) (0.27) 11.75

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.09% (c),(d) $ 109,055 0.22% (e),(f) 0.24% (e),(g) 2.62% (e) 7.3% (e)
(17.90) (d) 86,099 0.24 (f) 0.26 (g) 2.10 15.9
32.92 (d) 70,004 0.26 (f) 0.28 (g) 1.81 13.5
5.58 (d) 30,151 0.30 (f) 0.35 (g) 1.46 14.5
11.20 (d) 14,776 0.30 (f) 0.60 (g) 0.84 17.7
(2.74) (c),(d) 3,288 0.30 (e),(f) 3.08 (e),(g) (0.10) (e) 12.0
9.20 (c) 55,039 0.05 (e),(i) – 2.79 (e) 7.3 (e)
(17.75) 49,445 0.05 (i) – 2.52 15.9
33.20 55,809 0.05 (i) – 2.22 13.5
5.80 36,546 0.05 (i) – 2.30 14.5
11.53 38,651 0.05 (i) – 1.80 17.7
(0.39) 37,700 0.05 (i) – 2.07 12.0
9.13 (c) 143,610 0.02 (e),(i) – 2.80 (e) 7.3 (e)
(17.71) 119,980 0.02 (i) – 2.49 15.9
33.18 122,476 0.02 (i) – 2.30 13.5
5.81 82,272 0.02 (i) – 1.95 14.5
11.62 59,532 0.02 (i) – 0.94 17.7
(0.39) 17,071 0.02 (i) – 0.99 12.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2023(b) $ 12.98 $ 0.16 $ 0.94 $ 1.10 ( $ 0.15) ( $ 0.97) ( $ 1.12) $ 12.96
2022 16.55 0.29 (3.14) (2.85) (0.36) (0.36) ( 0 .72) 12.98
2021 12.73 0.26 4.02 4.28 (0.32) (0.14) (0.46) 16.55
2020 12.56 0.17 0 .51 0.68 (0.25) (0.26) (0.51) 12.73
2019 11.79 0.11 1.12 1.23 (0.22) (0.24) (0.46) 12.56
2018(h) 12.12 (0.01) (0.32) (0.33) – – – 11.79
Institutional shares
2023(b) 13.05 0.18 0.94 1.12 (0.18) (0.97) (1.15) 13.02
2022 16.63 0.36 (3.19) (2.83) (0.39) (0.36) (0.75) 13.05
2021 12.77 0 .32 4.02 4.34 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.36 0.34 0.70 (0.26) (0.26) (0.52) 12.77
2019 11.79 0.22 1.05 1.27 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.24 (0.28) (0.04) (0.23) (0.06) (0.29) 11.79
R-6 shares
2023(b) 13.05 0.18 0.94 1.12 (0.18) (0.97) (1.15) 13.02
2022 16.63 0.35 (3.17) (2.82) (0.40) (0.36) (0.76) 13.05
2021 12.78 0.32 4.01 4.33 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.23 0.49 0.72 (0.27) (0.26) (0.53) 12.78
2019 11.80 0.11 1.15 1.26 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.10 (0.13) (0.03) (0.23) (0.06) (0.29) 11.80

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.22% (c),(d) $ 88,266 0.25% (e),(f) 0.27% (e),(g) 2.51% (e) 4.8% (e)
(18.01) (d) 70,033 0.26 (f) 0.28 (g) 2.05 16.3
34.17 (d) 57,162 0.28 (f) 0.30 (g) 1.65 12.1
5.36 (d) 25,905 0.30 (f) 0.40 (g) 1.39 26.5
11.25 (d) 12,754 0.30 (f) 0.69 (g) 0.95 12.6
(2.72) (c),(d) 3,239 0.30 (e),(f) 3.46 (e),(g) (0.12) (e) 12.1
9.28 (c) 44,369 0.05 (e),(i) – 2.74 (e) 4.8 (e)
(17.85) 39,987 0.05 (i) – 2.47 16.3
34.60 43,480 0.05 (i) – 2.04 12.1
5.58 28,345 0.05 (i) – 2.87 26.5
11.60 44,432 0.05 (i) – 1.88 12.6
(0.38) 38,809 0.05 (i) – 1.95 12.1
9.32 (c) 132,692 0.02 (e),(i) – 2.74 (e) 4.8 (e)
(17.83) 108,293 0.02 (i) – 2.45 16.3
34.53 105,040 0.02 (i) – 2.08 12.1
5.68 64,444 0.02 (i) – 1.91 26.5
11.52 45,364 0.02 (i) – 0.95 12.6
(0.30) 13,369 0.02 (i) – 0.81 12.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2023(b) $ 13.31 $ 0.16 $ 0.98 $ 1.14 ( $ 0.16) ( $ 0.95) ( $ 1.11) $ 13.34
2022 16.92 0.29 (3.22) (2.93) (0.37) (0.31) ( 0 .68) 13.31
2021 12.86 0.21 4.28 4.49 (0.30) (0.13) (0.43) 16.92
2020 12.67 0.17 0 .45 0.62 (0.25) (0.18) (0.43) 12.86
2019 11.91 0.09 1.16 1.25 (0.23) (0.26) (0.49) 12.67
2018(h) 12.27 (0.01) (0.35) (0.36) – – – 11.91
Institutional shares
2023(b) 13.40 0.18 0.97 1.15 (0.18) (0.95) (1.13) 13.42
2022 17.01 0.36 (3.26) (2.90) (0.40) (0.31) (0.71) 13.40
2021 12.92 0 .28 4.27 4.55 (0.33) (0.13) (0.46) 17.01
2020 12.71 0.29 0.37 0.66 (0.27) (0.18) (0.45) 12.92
2019 11.93 0.20 1.08 1.28 (0.24) (0.26) (0.50) 12.71
2018 12.23 0.24 (0.27) (0.03) (0.23) (0.04) (0.27) 11.93
R-6 shares
2023(b) 13.43 0.18 0.98 1.16 (0.19) (0.95) (1.14) 13.45
2022 17.04 0.35 (3.25) (2.90) (0.40) ( 0 .31) (0.71) 13.43
2021 12.94 0.30 4.26 4.56 (0.33) (0.13) (0.46) 17.04
2020 12.72 0.22 0.45 0 .67 (0.27) (0.18) (0.45) 12.94
2019 11.94 0.09 1.19 1.28 (0.24) (0.26) (0.50) 12.72
2018 12.24 0.09 (0.12) (0.03) (0.23) (0.04) (0.27) 11.94

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.23% (c),(d) $ 44,509 0.30% (e),(f) 0.35% (e),(g) 2.42% (e) 2.4% (e)
(18.06) (d) 32,146 0.30 (f) 0.39 (g) 1.96 13.4
35.47 (d) 24,427 0.30 (f) 0.44 (g) 1.30 9.1
4.91 (d) 9,235 0.30 (f) 0.73 (g) 1.34 14.2
11.29 (d) 4,097 0.30 (f) 1.63 (g) 0.74 22.3
(2.93) (c),(d) 1,178 0.30 (e),(f) 10.17 (e),(g) (0.12) (e) 13.8
9.30 (c) 29,367 0.05 (e),(i) – 2.70 (e) 2.4 (e)
(17.82) 24,173 0.05 (i) – 2.45 13.4
35.76 25,049 0.05 (i) – 1.74 9.1
5.19 13,916 0.05 (i) – 2.30 14.2
11.53 14,697 0.05 (i) – 1.68 22.3
(0.30) 13,086 0.05 (i) – 1.89 13.8
9.32 (c) 72,274 0.02 (e),(i) – 2.69 (e) 2.4 (e)
(17.77) 55,493 0.02 (i) – 2.39 13.4
35.79 50,453 0.02 (i) – 1.92 9.1
5.26 28,721 0.02 (i) – 1.78 14.2
11.52 17,525 0.02 (i) – 0.77 22.3
(0.30) 3,741 0.02 (i) – 0.68 13.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2023(b) $ 13.56 $ 0.16 $ 1.01 $ 1.17 ( $ 0.16) ( $ 0.83) ( $ 0.99) $ 13.74
2022 17.18 0.27 (3.26) (2.99) (0.38) (0.25) ( 0 .63) 13.56
2021 12.97 0.19 4.44 4.63 (0.30) (0.12) (0.42) 17.18
2020 12.81 0.14 0 .49 0.63 (0.26) (0.21) (0.47) 12.97
2019 11.91 0.11 1.17 1.28 (0.24) (0.14) (0.38) 12.81
2018(h) 12.28 (0.01) (0.36) (0.37) – – – 11.91
Institutional shares
2023(b) 13.71 0.18 1.02 1.20 (0.19) (0.83) (1.02) 13.89
2022 17.33 0.35 (3.31) (2.96) (0.41) (0.25) (0.66) 13.71
2021 13.07 0.24 4.45 4.69 (0.31) (0.12) (0.43) 17.33
2020 12.87 0.30 0.38 0.68 (0.27) (0.21) (0.48) 13.07
2019 11.94 0.19 1.12 1.31 (0.24) (0.14) (0.38) 12.87
2018 12.26 0.21 (0.24) (0.03) (0.23) (0.06) (0.29) 11.94
R-6 shares
2023(b) 13.74 0.18 1.03 1.21 (0.19) (0.83) (1.02) 13.93
2022 17.37 0.35 (3.32) (2.97) (0.41) (0.25) (0.66) 13.74
2021 13.09 0.28 4.43 4.71 (0.31) (0.12) (0.43) 17.37
2020 12.89 0.22 0.46 0.68 (0.27) (0.21) (0.48) 13.09
2019 11.95 0.11 1.21 1.32 (0.24) (0.14) (0.38) 12.89
2018 12.28 0.04 ( 0 .08) (0.04) (0.23) (0.06) (0.29) 11.95

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.25% (c),(d) $ 21,513 0.30% (e),(f) 0.51% (e),(g) 2.40% (e) 2.7% (e)
(18.08) (d) 15,523 0.30 (f) 0.58 (g) 1.79 13.8
36.20 (d) 9,593 0.30 (f) 0.82 (g) 1.16 12.9
4.97 (d) 3,203 0.30 (f) 1.72 (g) 1.15 31.4
11.30 (d) 1,426 0.30 (f) 3.92 (g) 0.92 15.9
(3.01) (c),(d) 442 0.30 (e),(f) 19.65 (e),(g) (0.13) (e) 22.7
9.36 (c) 12,364 0.05 (e),(i) – 2.70 (e) 2.7 (e)
(17.80) 10,035 0.05 (i) – 2.35 13.8
36.46 9,423 0.05 (i) – 1.48 12.9
5.30 4,268 0.05 (i) – 2.39 31.4
11.53 5,085 0.05 (i) – 1.53 15.9
(0.31) 3,282 0.05 (i) – 1.71 22.7
9.42 (c) 34,829 0.02 (e),(i) – 2.65 (e) 2.7 (e)
(17.81) 24,880 0.02 (i) – 2.30 13.8
36.56 19,773 0.02 (i) – 1.70 12.9
5.29 9,905 0.02 (i) – 1.71 31.4
11.61 5,924 0.02 (i) – 0.93 15.9
(0.39) 1,680 0.02 (i) – 0.30 22.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2023(b) $ 12.20 $ 0.15 $ 0.91 $ 1.06 ( $ 0.16) ( $ 0.66) $ – ( $ 0.82) $ 12.44
2022 15.22 0.30 (2.98) (2.68) (0.34) – – (0.34) 12.20
2021 11.36 0.17 3.95 4.12 (0.25) – (0.01) (0.26) 15.22
2020 10.98 0.15 0.42 0.57 (0.19) – – (0.19) 11.36
2019 10.20 0.15 0.96 1.11 (0.27) (0.06) – (0.33) 10.98
2018(h) 10.52 (0.01) (0.31) (0.32) – – – – 10.20
Institutional shares
2023(b) 12.36 0.16 0.93 1.09 (0.17) (0.66) – (0.83) 12.62
2022 15.38 0.29 (2.96) (2.67) (0.35) – – (0.35) 12.36
2021 11.45 0.19 4.00 4.19 (0.25) – (0.01) (0.26) 15.38
2020 11.03 0.18 0.43 0.61 (0.19) – – (0.19) 11.45
2019 10.22 0.12 1.02 1.14 (0.27) (0.06) – (0.33) 11.03
2018 10.44 0.06 (0.08) (0.02) ( 0 .20) – – (0.20) 10.22
R-6 shares
2023(b) 12.37 0.15 0.94 1.09 (0.17) (0.66) – (0.83) 12.63
2022 15.39 0.28 (2.95) (2.67) (0.35) – – (0.35) 12.37
2021 11.45 0.27 3.93 4.20 (0.25) – (0.01) (0.26) 15.39
2020 11.03 0.17 0.44 0.61 (0.19) – – (0.19) 11.45
2019 10.22 0.01 1.13 1.14 (0.27) (0.06) – (0.33) 11.03
2018 10.44 0.02 (0.04) (0.02) (0.20) – – (0.20) 10.22

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.18% (c),(d) $ 7,052 0.30% (e),(f) 0.86% (e),(g) 2.45% (e) 8.3% (e)
(18.04) (d) 5,632 0.30 (f) 0.89 (g) 2.26 28.4
36.67 (d) 5,381 0.30 (f) 1.24 (g) 1 .19 31.3
5.18 (d) 1,550 0.30 (f) 3.26 (g) 1.34 65.7
11 .42 (d) 625 0.30 (f) 7.73 (g) 1.44 143.3
(3.04) (c),(d) 397 0.30 (e),(f) 16.07 (e),(g) (0.12) (e) 14.2
9.36 (c) 1,683 0.05 (e),(i) – 2.52 (e) 8.3 (e)
(17.81) 1,463 0.05 (i) – 2.12 28.4
37.00 1,312 0.05 (i) – 1.29 31.3
5.52 360 0.05 (i) – 1.59 65.7
11.70 264 0.05 (i) – 1.19 143.3
(0.28) 86 0.05 (i) – 0.56 14.2
9.35 (c) 10,623 0.02 (e),(i) – 2.49 (e) 8.3 (e)
(17.80) 5,956 0.02 (i) – 2.07 28.4
37.09 3,340 0.02 (i) – 1.91 31.3
5.52 1,013 0.02 (i) – 1.56 65.7
11.83 (j) 434 0.02 (i) – 0.13 143.3
(0.28) 3,948 0.02 (i) – 0.17 14.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End
of Period
PRINCIPAL LIFETIME HYBRID 2070 FUND
Class J shares
2023(b) $ 10.00 $ – $ 0.32 $ 0.32 $ 10.32
Institutional shares
2023(b) 10.00 – 0.31 0.31 10.31
R-6 shares
2023(b) 10.00 – 0.32 0.32 10.32

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.20% (c),(d) $ 16 0.30% (e),(f) 264.22% (e),(g) (0.16) % (e) 1923.6% (e)
3.10 (c) 10 0.05 (e),(h) – 0.11 (e) 1923.6 (e)
3.20 (c) 10 0.02 (e),(h) – 0.14 (e) 1923.6 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Period from March 1, 2023, date operations commenced, through April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2023(b) $ 9.49 $ 0.17 $ 0.45 $ 0.62 ( $ 0.19) ( $ 0.27) ( $ 0.46) $ 9.65
2022 11.69 0.23 (1.83) (1.60) (0.25) (0.35) ( 0 .60) 9.49
2021 11.18 0.39 0.66 1.05 (0.50) (0.04) (0.54) 11.69
2020 10.84 0.19 0.45 0.64 (0.26) (0.04) (0.30) 11.18
2019 10.16 0.22 0.66 0.88 (0.16) (0.04) (0.20) 10.84
2018(h) 10.26 0.05 (0.15) (0.10) – – – 10.16
Institutional shares
2023(b) 9.54 0.19 0.45 0.64 (0.21) (0.27) ( 0 .48) 9.70
2022 11.74 0.29 (1.86) (1.57) (0.28) (0.35) (0.63) 9.54
2021 11.23 0.43 0 .63 1.06 (0.51) (0.04) (0.55) 11.74
2020 10.88 0.27 0.40 0.67 (0.28) (0.04) (0.32) 11.23
2019 10 .17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
2018 10.51 0.28 (0.37) (0.09) (0.24) (0.01) (0.25) 10.17
R-6 shares
2023(b) 9.56 0.19 0.45 0.64 (0.21) (0.27) (0.48) 9.72
2022 11.76 0.27 (1.84) (1.57) (0.28) (0.35) ( 0 .63) 9.56
2021 11.24 0.52 0.56 1.08 (0.52) (0.04) (0.56) 11.76
2020 10.89 0.26 0.41 0.67 ( 0 .28) (0.04) (0.32) 11.24
2019 10.18 0.17 0.75 0.92 (0.17) (0.04) (0.21) 10.89
2018 10.52 0.15 ( 0 .24) (0.09) (0.24) (0.01) (0.25) 10.18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.82% (c),(d) $ 59,882 0.21% (e),(f) 0.23% (e),(g) 3.55% (e) 16.8% (e)
(14.39) (d) 42,296 0.26 (f) 0.28 (g) 2.23 31.5
9.56 (d) 33,456 0.28 (f) 0.30 (g) 3.38 20.6
6.01 (d) 18,439 0.30 (f) 0.43 (g) 1.72 34.6
8.82 (d) 8,310 0.30 (f) 0.72 (g) 2.07 24.1
(0.97) (c),(d) 3,029 0.30 (e),(f) 2.97 (e),(g) 0.72 (e) 58.8
6.95 (c) 10,671 0.05 (e),(i) – 3.94 (e) 16.8 (e)
(14.17) 11,474 0.05 (i) – 2.76 31.5
9.69 17,255 0.05 (i) – 3.74 20.6
6.27 12,454 0.05 (i) – 2.45 34.6
9.20 13,554 0.05 (i) – 2.67 24.1
(0.88) 14,431 0.05 (i) – 2 .73 58.8
6.98 (c) 33,940 0.02 (e),(i) – 3.97 (e) 16.8 (e)
(14.13) 33,623 0.02 (i) – 2.61 31.5
9.78 34,760 0.02 (i) – 4.48 20.6
6.27 33,148 0.02 (i) – 2.42 34.6
9.19 34,983 0.02 (i) – 1.62 24.1
(0.88) 8,750 0.02 (i) – 1.40 58.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2023(b) $ 10.46 $ 0.18 $ 0.54 $ 0.72 ( $ 0.24) ( $ 0.25) ( $ 0.49) $ 10.69
2022 13.24 0.31 (2.18) (1.87) (0.31) (0.60) ( 0 .91) 10.46
2021 12.51 0.22 0.95 1.17 (0.22) (0.22) (0.44) 13.24
2020 12.43 0.25 0.43 0.68 (0.27) (0.33) (0.60) 12.51
2019 12.19 0.32 0.72 1.04 (0.30) (0.50) (0.80) 12.43
2018 12.87 0.30 (0.45) (0.15) (0.30) (0.23) (0.53) 12.19
Class J shares
2023(b) 10.29 0.18 0.54 0.72 (0.26) (0.25) (0.51) 10.50
2022 13.04 0.32 (2.15) (1.83) (0.32) (0.60) (0.92) 10.29
2021 12.33 0.23 0.94 1.17 ( 0 .24) (0.22) (0.46) 13.04
2020 12.26 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.33
2019 12 .03 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12.26
2018 12.73 0.32 (0.46) (0.14) (0.33) (0.23) (0.56) 12.03
Institutional shares
2023(b) 10.37 0.19 0.55 0.74 (0.29) (0.25) (0.54) 10.57
2022 13.13 0.36 (2.17) (1.81) (0.35) (0.60) (0.95) 10.37
2021 12.41 0.26 0.94 1.20 (0.26) (0.22) (0.48) 13.13
2020 12.34 0.28 0.44 0.72 (0.32) (0.33) (0.65) 12.41
2019 12.11 0.36 0.72 1.08 (0.35) (0.50) (0.85) 12.34
2018 12.80 0.35 (0.46) (0.11) (0.35) (0.23) (0.58) 12.11
R-1 shares
2023(b) 10.37 0.15 0.54 0.69 (0.19) (0.25) (0.44) 10.62
2022 13.11 0.25 (2.17) (1.92) (0.22) (0.60) (0.82) 10.37
2021 12.40 0.16 0.92 1.08 (0.15) (0.22) (0.37) 13 .11
2020 12.32 0.19 0.43 0.62 (0.21) (0.33) (0.54) 12.40
2019 12.08 0.25 0.73 0.98 (0.24) (0.50) ( 0 .74) 12.32
2018 12.77 0.23 (0.45) (0.22) (0.24) (0.23) (0.47) 12.08
R-3 shares
2023(b) 10.25 0.16 0.54 0 .70 (0.22) (0.25) (0.47) 10.48
2022 12.99 0.29 (2.16) (1.87) (0.27) (0.60) (0.87) 10.25
2021 12.27 0.19 0.94 1.13 (0.19) (0.22) (0.41) 12.99
2020 12.20 0.22 0.42 0.64 (0.24) (0.33) (0.57) 12.27
2019 11.97 0.30 0.71 1.01 (0.28) (0.50) (0.78) 12.20
2018 12.66 0.28 (0.46) (0.18) (0.28) (0.23) (0.51) 11.97
R-4 shares
2023(b) 10.29 0.17 0.54 0.71 (0.24) (0.25) (0.49) 10.51
2022 13.03 0.32 (2.16) (1.84) (0.30) (0.60) (0.90) 10.29
2021 12.32 0.21 0.94 1.15 (0.22) (0.22) (0.44) 13.03
2020 12.24 0.24 0.43 0.67 ( 0 .26) (0.33) (0.59) 12.32
2019 12.00 0.31 0.73 1.04 (0.30) (0.50) (0.80) 12.24
2018 12.69 0.31 (0.47) (0.16) (0.30) (0.23) (0.53) 12.00
R-5 shares
2023(b) 10.36 0.19 0.53 0.72 (0.26) (0.25) (0.51) 10.57
2022 13.12 0.33 (2.18) (1.85) (0.31) (0.60) (0.91) 10.36
2021 12.39 0.24 0.94 1.18 (0.23) (0.22) (0.45) 13.12
2020 12.32 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.39
2019 12.09 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12.32
2018 12.77 0.32 (0.45) (0.13) (0.32) (0.23) (0.55) 12.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.09% (c),(d) $ 15,999 0.38% (e),(f) – % 3.39% (e) 17.4% (e)
(15.14) (d) 16,425 0.38 (f) – 2.72 33.6
9.45 (d) 19,902 0.38 (f) – 1.66 35.0
5.70 (d) 16,214 0.38 (f) – 2.01 31.0
9.31 (d) 16,283 0.38 (f) – 2.63 44.8
(1.23) (d) 16,585 0.38 (f) – 2.36 22.7
7.21 (c),(d) 64,414 0.23 (e),(g) 0.25 (e),(h) 3.51 (e) 17.4 (e)
(15.02) (d) 58,048 0.23 (g) 0.25 (h) 2.87 33.6
9.61 (d) 71,811 0.22 (g) 0.24 (h) 1.84 35.0
5.87 (d) 65,404 0.22 (g) 0.25 (h) 2.18 31.0
9.52 (d) 67,084 0.24 (g) 0.27 (h) 2.75 44.8
(1.17) (d) 67,011 0.22 (g) 0.25 (h) 2.56 22.7
7.30 (c) 238,760 0.02 (e) – 3.73 (e) 17.4 (e)
(14.82) 237,065 0.02 – 3.12 33.6
9.83 337,718 0.02 – 2.04 35.0
6.06 313,363 0.02 – 2.35 31.0
9.71 288,470 0.03 – 3.00 44.8
(0.88) 300,145 0.02 – 2.85 22.7
6.80 (c) 1,769 0.89 (e) – 2.84 (e) 17.4 (e)
(15.58) 1,686 0.89 – 2.21 33.6
8.82 2,173 0.89 – 1.22 35.0
5.22 2,298 0.89 – 1.55 31.0
8.74 2,935 0.89 – 2.12 44.8
(1.77) 3,303 0.89 – 1.86 22.7
6.99 (c) 8,008 0.58 (e) – 3.15 (e) 17.4 (e)
(15.36) 7,731 0.58 – 2.56 33.6
9.31 10,552 0.58 – 1.51 35.0
5.45 11,439 0.58 – 1.86 31.0
9.13 13,611 0.58 – 2.59 44.8
(1.49) 18,843 0 .58 – 2.24 22.7
7.07 (c) 3,295 0.39 (e) – 3.32 (e) 17.4 (e)
(15.12) 3,546 0.39 – 2.81 33.6
9.41 5,143 0.39 – 1.67 35.0
5.69 5,101 0.39 – 2.03 31.0
9.40 5,513 0.39 – 2.60 44.8
(1.31) 7,847 0.39 – 2.49 22.7
7.09 (c) 9,206 0.27 (e) – 3.58 (e) 17 .4 (e)
(15.07) 10,147 0.27 – 2.90 33.6
9.64 13,279 0 .27 – 1.84 35.0
5.79 16,430 0.27 – 2.14 31.0
9.42 19,181 0.27 – 2.75 44.8
(1.10) 19,665 0.27 – 2.57 22.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
Class A shares
2023(b) $ 25.62 $ 0.28 $ 0.82 $ 1.10 ( $ 0.24) ( $ 0.26) ( $ 0.50) $ 26.22
2022 33.58 0.32 (6.82) (6.50) (0.35) (1.11) (1.46) 25.62
2021 23.53 0.26 10.41 10.67 (0.30) (0.32) (0.62) 33.58
2020 28.63 0.33 (4.75) (4.42) (0.52) (0.16) (0.68) 23.53
2019 23.20 0.31 6.02 6.33 (0.33) (0.57) (0.90) 28.63
2018 23.65 0.35 0.11 0.46 (0.45) (0.46) (0.91) 23.20
Class C shares
2023(b) 25.11 0.16 0.81 0.97 (0.13) (0.26) (0.39) 25.69
2022 32.93 0.08 (6.68) (6.60) (0.11) (1.11) (1.22) 25.11
2021 23.08 0.05 10.20 10.25 (0.08) (0.32) (0.40) 32 .93
2020 28.08 0.14 (4.67) (4.53) (0.31) (0.16) (0.47) 23.08
2019 22.77 0.11 5.91 6.02 (0.14) (0.57) (0.71) 28.08
2018 23.23 0.17 0.10 0.27 (0.27) (0.46) (0.73) 22.77
Class J shares
2023(b) 24.75 0.28 0.79 1.07 (0.25) (0.26) (0.51) 25.31
2022 32.49 0.35 (6.59) (6.24) (0.39) (1.11) (1.50) 24.75
2021 22.79 0.28 10.08 10.36 (0.34) (0.32) (0.66) 32.49
2020 27.76 0.36 (4.62) ( 4 .26) (0.55) (0.16) (0.71) 22.79
2019 22.52 0.33 5.84 6.17 (0.36) (0.57) (0.93) 27.76
2018 22.99 0.37 0.11 0.48 (0.49) (0.46) (0.95) 22.52
Institutional shares
2023(b) 25.65 0.32 0.82 1.14 (0.29) (0.26) (0.55) 26.24
2022 33.61 0.42 (6.82) (6.40) (0.45) (1.11) (1.56) 25.65
2021 23.55 0.32 10.46 10.78 (0.40) (0.32) (0.72) 33.61
2020 28.66 0.42 (4.77) (4.35) (0.60) (0.16) (0.76) 23.55
2019 23.22 0.39 6.04 6.43 (0.42) (0.57) (0.99) 28.66
2018 23.67 0.43 0.12 0.55 (0.54) (0.46) (1.00) 23.22
R-1 shares
2023(b) 25.29 0.21 0.81 1.02 (0.18) (0.26) (0.44) 25.87
2022 33.15 0.17 (6.72) (6.55) (0.20) (1.11) (1.31) 25.29
2021 23.24 0.11 10.29 10.40 (0.17) (0.32) (0.49) 33.15
2020 28.26 0.23 (4.70) (4.47) (0.39) (0.16) (0.55) 23.24
2019 22.91 0.20 5.95 6.15 (0.23) (0.57) (0.80) 28.26
2018 23.36 0.23 0.12 0.35 (0.34) (0.46) (0.80) 22.91

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.40% (c),(d) $ 282,006 1.19% (e) – % 2.16% (e) 14.9% (e)
(20.14) (d) 283,213 1.20 – 1.05 18.7
45.87 (d) 348,715 1.21 – 0.88 31.0
(15.56) (d) 286,896 1.24 – 1.33 35.1
28.09 (d) 370,891 1.26 – 1.20 20.1
1.99 (d) 277,447 1.25 – 1.51 22.7
3.97 (c),(d),(f) 24,628 2.07 (e) – 1.29 (e) 14.9 (e)
(20.76) (d) 27,677 1.99 – 0.25 18.7
44.73 (d),(f) 40,295 1.99 – 0.16 31.0
(16.21) (d),(f) 34,198 2.02 – 0.55 35.1
27.10 (d) 53,250 2.05 – 0.44 20.1
1.19 (d) 47,303 2.03 – 0.73 22.7
4.45 (c),(d) 138,723 1.12 (e),(g) 1.14 (e),(h) 2.24 (e) 14.9 (e)
(20.04) (d),(f) 139,555 1.07 (g) 1.09 (h) 1.18 18.7
46.09 (d),(f) 185,393 1.08 (g) 1.10 (h) 1.00 31.0
(15.45) (d) 134,897 1.10 (g) 1.13 (h) 1.46 35.1
28.24 (d) 181,025 1.14 (g) 1.17 (h) 1.33 20 .1
2.12 (d) 150,427 1.12 (g) 1.15 (h) 1.63 22.7
4.58 (c),(f) 3,116,017 0.86 (e),(i) – 2.49 (e) 14.9 (e)
(19.85) 3,291,840 0.86 (i) – 1.39 18.7
46.34 3,930,727 0.89 (i) – 1.06 31.0
(15.27) 2,160,526 0.91 (i) – 1.66 35.1
28.54 2,411,326 0.91 (i) – 1.53 20.1
2.35 1,540,537 0.91 (i) – 1.83 22.7
4.16 (c),(f) 2,280 1.68 (e) – 1.68 (e) 14.9 (e)
(20.49) 2,230 1.68 – 0.57 18.7
45.20 2,955 1.68 – 0.37 31.0
(15.94) 2,141 1.68 – 0.90 35.1
27.54 4,368 1.69 – 0.79 20.1
1.53 3,823 1.69 – 1.01 22.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
R-3 shares
2023(b) $ 24 .89 $ 0 .25 $ 0 .80 $ 1 .05 ( $ 0 .22 ) ( $ 0 .26 ) ( $ 0 .48 ) $ 25 .46
2022 32 .66 0 .26 ( 6 .62 ) ( 6 .36 ) ( 0 .30 ) ( 1 .11 ) ( 1 .41 ) 24 .89
2021 22 .91 0 .17 10 .17 10 .34 ( 0 .27 ) ( 0 .32 ) ( 0 .59 ) 32 .66
2020 27 .89 0 .29 ( 4 .63 ) ( 4 .34 ) ( 0 .48 ) ( 0 .16 ) ( 0 .64 ) 22 .91
2019 22 .62 0 .28 5 .87 6 .15 ( 0 .31 ) ( 0 .57 ) ( 0 .88 ) 27 .89
2018 23 .08 0 .31 0 .11 0 .42 ( 0 .42 ) ( 0 .46 ) ( 0 .88 ) 22 .62
R-4 shares
2023(b) 24 .57 0 .26 0 .80 1 .06 ( 0 .24 ) ( 0 .26 ) ( 0 .50 ) 25 .13
2022 32 .26 0 .32 ( 6 .54 ) ( 6 .22 ) ( 0 .36 ) ( 1 .11 ) ( 1 .47 ) 24 .57
2021 22 .63 0 .27 10 .00 10 .27 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 32 .26
2020 27 .57 0 .34 ( 4 .59 ) ( 4 .25 ) ( 0 .53 ) ( 0 .16 ) ( 0 .69 ) 22 .63
2019 22 .37 0 .32 5 .80 6 .12 ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 27 .57
2018 22 .84 0 .34 0 .12 0 .46 ( 0 .47 ) ( 0 .46 ) ( 0 .93 ) 22 .37
R-5 shares
2023(b) 24 .63 0 .29 0 .78 1 .07 ( 0 .26 ) ( 0 .26 ) ( 0 .52 ) 25 .18
2022 32 .34 0 .35 ( 6 .56 ) ( 6 .21 ) ( 0 .39 ) ( 1 .11 ) ( 1 .50 ) 24 .63
2021 22 .68 0 .29 10 .04 10 .33 ( 0 .35 ) ( 0 .32 ) ( 0 .67 ) 32 .34
2020 27 .63 0 .37 ( 4 .59 ) ( 4 .22 ) ( 0 .57 ) ( 0 .16 ) ( 0 .73 ) 22 .68
2019 22 .42 0 .36 5 .80 6 .16 ( 0 .38 ) ( 0 .57 ) ( 0 .95 ) 27 .63
2018 22 .89 0 .38 0 .11 0 .49 ( 0 .50 ) ( 0 .46 ) ( 0 .96 ) 22 .42
R-6 shares
2023(b) 25 .64 0 .33 0 .81 1 .14 ( 0 .29 ) ( 0 .26 ) ( 0 .55 ) 26 .23
2022 33 .60 0 .45 ( 6 .83 ) ( 6 .38 ) ( 0 .47 ) ( 1 .11 ) ( 1 .58 ) 25 .64
2021 23 .55 0 .40 10 .39 10 .79 ( 0 .42 ) ( 0 .32 ) ( 0 .74 ) 33 .60
2020 28 .66 0 .44 ( 4 .76 ) ( 4 .32 ) ( 0 .63 ) ( 0 .16 ) ( 0 .79 ) 23 .55
2019 23 .22 0 .42 6 .04 6 .46 ( 0 .45 ) ( 0 .57 ) ( 1 .02 ) 28 .66
2018 23 .67 0 .47 0 .09 0 .56 ( 0 .55 ) ( 0 .46 ) ( 1 .01 ) 23 .22

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .32% (c) $ 32,830 1 .37% (d) 2 .00% (d) 14 .9% (d)
( 20 .26 ) 33,778 1 .37 0 .88 18 .7
45 .63 46,314 1 .37 0 .59 31 .0
( 15 .66 ) 28,733 1 .37 1 .19 35 .1
27 .96 43,588 1 .38 1 .11 20 .1
1 .86 36,751 1 .38 1 .36 22 .7
4 .42 (c) 16,647 1 .18 (d) 2 .11 (d) 14 .9 (d)
( 20 .10 ) 22,634 1 .18 1 .08 18 .7
45 .92 31,739 1 .18 0 .95 31 .0
( 15 .51 ) 24,909 1 .18 1 .39 35 .1
28 .20 37,265 1 .19 1 .32 20 .1
2 .04 39,574 1 .19 1 .53 22 .7
4 .46 (c) 90,319 1 .06 (d) 2 .29 (d) 14 .9 (d)
( 20 .01 ) 87,270 1 .06 1 .19 18 .7
46 .10 114,006 1 .06 1 .04 31 .0
( 15 .40 ) 105,340 1 .06 1 .51 35 .1
28 .34 149,005 1 .07 1 .48 20 .1
2 .17 154,730 1 .07 1 .69 22 .7
4 .57 (c) 1,955,195 0 .81 (d) 2 .56 (d) 14 .9 (d)
( 19 .79 ) 1,854,169 0 .80 1 .46 18 .7
46 .43 2,045,827 0 .80 (e) 1 .38 31 .0
( 15 .18 ) 1,643,165 0 .81 (e) 1 .75 35 .1
28 .67 1,914,954 0 .81 (e) 1 .65 20 .1
2 .43 1,395,164 0 .83 (e) 2 .01 22 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2023(b) $ 14.16 $ 0.16 $ 0.94 $ 1.10 ( $ 0.16) ( $ 0.87) ( $ 1.03) $ 14.23
2022 18.95 0.32 (3.38) (3.06) (0.30) (1.43) (1.73) 14.16
2021 15.64 0.20 3.58 3.78 (0.19) (0.28) (0.47) 18.95
2020 15.73 0.25 0.25 0.50 (0.23) (0.36) (0.59) 15.64
2019 15.50 0.30 1.30 1.60 (0.32) (1.05) (1.37) 15.73
2018 16.63 0.36 (0.34) 0.02 (0.33) (0.82) (1.15) 15.50
Class C shares
2023(b) 13.81 0.11 0.91 1.02 (0.11) (0.87) (0.98) 13.85
2022 18.53 0.20 (3.30) (3.10) (0.19) (1.43) (1.62) 13.81
2021 15.36 0.06 3.51 3.57 (0.12) (0.28) (0.40) 18 .53
2020 15.46 0.14 0.24 0.38 (0.12) (0.36) (0.48) 15.36
2019 15.25 0.24 1.22 1.46 (0.20) ( 1 .05) (1.25) 15.46
2018 16.39 0.24 (0.34) (0.10) (0.22) (0.82) (1.04) 15.25
Class J shares
2023(b) 13.54 0.17 0.89 1.06 (0.17) (0.87) (1.04) 13.56
2022 18.20 0.32 (3.22) (2.90) (0.33) (1.43) (1.76) 13.54
2021 15.05 0.22 3.43 3.65 (0.22) (0.28) (0.50) 18.20
2020 15.15 0.27 0.25 0.52 (0.26) (0.36) (0.62) 15.05
2019 14.98 0.32 1.25 1.57 (0.35) (1.05) (1.40) 15.15
2018 16.12 0.37 (0.33) 0.04 (0.36) (0.82) (1.18) 14.98
Institutional shares
2023(b) 13.86 0.18 0.92 1.10 (0.18) (0.87) (1.05) 13.91
2022 18.60 0.37 (3.32) (2.95) (0.36) (1.43) (1.79) 13.86
2021 15.36 0.25 3.52 3.77 (0.25) (0.28) (0.53) 18.60
2020 15.45 0.29 0.26 0.55 (0.28) (0.36) (0.64) 15.36
2019 15.25 0.35 1.27 1.62 (0.37) (1.05) (1.42) 15.45
2018 16.39 0.41 (0.34) 0.07 (0.39) (0.82) (1.21) 15.25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.15% (c),(d) $ 2,025,267 0.62% (e) – % 2.35% (e) 31.7% (e)
(17 .52) (d) 1,965,970 0.60 – 1.98 50.4
24.55 (d) 2,523,065 0.59 – 1.11 31.3
3.26 (d) 2,060,672 0.61 – 1.64 17.3
11.57 (d) 2,194,735 0.62 (f) – 1.99 13.4
0.00 (d) 1,957,610 0.61 (f) – 2.24 26.7
7.72 (c),(d) 160,967 1.41 (e) – 1.58 (e) 31.7 (e)
(18.16) (d) 174,776 1.38 – 1.26 50.4
23.57 (d) 281,665 1.37 – 0.37 31.3
2.48 (d) 322,006 1.38 – 0.90 17.3
10.77 (d) 384,622 1.38 (f) – 1.62 13.4
(0.80) (d) 648,980 1.36 (f) – 1.50 26.7
8.25 (c),(d) 1,271,531 0.45 (e),(g) 0.47 (e),(h) 2.51 (e) 31.7 (e)
(17 .39) (d) 1,158,071 0.45 (g) 0.47 (h) 2.11 50.4
24.65 (d) 1,336,353 0.44 (g) 0.47 (h) 1.25 31.3
3.51 (d) 1,071,910 0.44 (g) 0.47 (h) 1.80 17.3
11.78 (d) 1,092,386 0.44 (g) 0.47 (h) 2.21 13.4
0.12 (d) 1,032,835 0.43 (g) 0.46 (h) 2.40 26.7
8.36 (c) 697,276 0.30 (e) – 2.66 (e) 31.7 (e)
(17.32) 649,784 0.29 – 2.34 50.4
24.93 896,603 0.28 – 1.42 31.3
3.66 747,015 0.30 – 1.95 17.3
11.93 778,336 0.29 (f) – 2.36 13.4
0.26 725,915 0.29 (f) – 2.58 26.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2023(b) $ 13 .81 $ 0 .12 $ 0 .91 $ 1 .03 ( $ 0 .12 ) ( $ 0 .87 ) ( $ 0 .99 ) $ 13 .85
2022 18 .53 0 .22 ( 3 .29 ) ( 3 .07 ) ( 0 .22 ) ( 1 .43 ) ( 1 .65 ) 13 .81
2021 15 .35 0 .10 3 .50 3 .60 ( 0 .14 ) ( 0 .28 ) ( 0 .42 ) 18 .53
2020 15 .41 0 .17 0 .28 0 .45 ( 0 .15 ) ( 0 .36 ) ( 0 .51 ) 15 .35
2019 15 .21 0 .23 1 .26 1 .49 ( 0 .24 ) ( 1 .05 ) ( 1 .29 ) 15 .41
2018 16 .34 0 .27 ( 0 .33 ) ( 0 .06 ) ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .21
R-3 shares
2023(b) 13 .80 0 .14 0 .91 1 .05 ( 0 .15 ) ( 0 .87 ) ( 1 .02 ) 13 .83
2022 18 .51 0 .29 ( 3 .30 ) ( 3 .01 ) ( 0 .27 ) ( 1 .43 ) ( 1 .70 ) 13 .80
2021 15 .31 0 .15 3 .50 3 .65 ( 0 .17 ) ( 0 .28 ) ( 0 .45 ) 18 .51
2020 15 .40 0 .21 0 .26 0 .47 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 15 .31
2019 15 .20 0 .28 1 .25 1 .53 ( 0 .28 ) ( 1 .05 ) ( 1 .33 ) 15 .40
2018 16 .34 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .30 ) ( 0 .82 ) ( 1 .12 ) 15 .20
R-4 shares
2023(b) 13 .85 0 .16 0 .91 1 .07 ( 0 .16 ) ( 0 .87 ) ( 1 .03 ) 13 .89
2022 18 .57 0 .27 ( 3 .27 ) ( 3 .00 ) ( 0 .29 ) ( 1 .43 ) ( 1 .72 ) 13 .85
2021 15 .34 0 .19 3 .51 3 .70 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .57
2020 15 .44 0 .23 0 .26 0 .49 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .34
2019 15 .23 0 .33 1 .24 1 .57 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 15 .44
2018 16 .36 0 .35 ( 0 .33 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .23
R-5 shares
2023(b) 13 .84 0 .17 0 .91 1 .08 ( 0 .17 ) ( 0 .87 ) ( 1 .04 ) 13 .88
2022 18 .56 0 .32 ( 3 .29 ) ( 2 .97 ) ( 0 .32 ) ( 1 .43 ) ( 1 .75 ) 13 .84
2021 15 .33 0 .20 3 .52 3 .72 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 18 .56
2020 15 .43 0 .25 0 .25 0 .50 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 15 .33
2019 15 .23 0 .32 1 .26 1 .58 ( 0 .33 ) ( 1 .05 ) ( 1 .38 ) 15 .43
2018 16 .36 0 .39 ( 0 .36 ) 0 .03 ( 0 .34 ) ( 0 .82 ) ( 1 .16 ) 15 .23

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .86% (c) $ 2,462 1 .16% (d) 1 .80% (d) 31 .7% (d)
( 17 .99 ) 2,220 1 .16 1 .41 50 .4
23 .78 2,607 1 .15 0 .58 31 .3
2 .93 2,364 1 .16 1 .16 17 .3
10 .99 2,901 1 .16 (e) 1 .53 13 .4
( 0 .54 ) 3,126 1 .16 (e) 1 .69 26 .7
8 .03 (c) ,(f) 20,388 0 .85 (d) 2 .09 (d) 31 .7 (d)
( 17 .71 ) 18,236 0 .85 1 .83 50 .4
24 .17 27,419 0 .84 0 .84 31 .3
3 .08 22,790 0 .85 1 .42 17 .3
11 .35 24,192 0 .85 (e) 1 .90 13 .4
( 0 .30 ) 28,330 0 .85 (e) 2 .05 26 .7
8 .10 (c) 10,751 0 .66 (d) 2 .27 (d) 31 .7 (d)
( 17 .56 ) 9,913 0 .66 1 .72 50 .4
24 .45 11,619 0 .65 1 .09 31 .3
3 .20 12,631 0 .66 1 .56 17 .3
11 .58 13,455 0 .66 (e) 2 .20 13 .4
( 0 .05 ) 23,180 0 .66 (e) 2 .24 26 .7
8 .16 (c) 31,188 0 .54 (d) 2 .43 (d) 31 .7 (d)
( 17 .45 ) 29,709 0 .54 2 .05 50 .4
24 .60 37,892 0 .53 1 .15 31 .3
3 .33 30,863 0 .54 1 .69 17 .3
11 .68 34,650 0 .54 (e) 2 .15 13 .4
0 .07 35,425 0 .54 (e) 2 .49 26 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2023(b) $ 10.85 $ 0.15 $ 0.63 $ 0.78 ( $ 0.15) ( $ 0.27) ( $ 0.42) $ 11.21
2022 13.95 0.26 (2.41) (2.15) (0.25) (0.70) (0.95) 10.85
2021 12.17 0.19 1.92 2.11 (0.19) (0.14) (0.33) 13.95
2020 12.16 0.22 0.17 0.39 (0.22) (0.16) (0.38) 12.17
2019 11.86 0.27 0.86 1.13 (0.29) (0.54) (0.83) 12.16
2018 12.52 0.31 ( 0 .36) (0.05) (0.29) (0.32) (0.61) 11.86
Class C shares
2023(b) 10.71 0.11 0.61 0.72 (0.10) (0.27) (0.37) 11.06
2022 13.78 0.16 (2.38) (2.22) (0.15) (0.70) (0.85) 10.71
2021 12.03 0.09 1.90 1.99 (0.10) (0.14) (0.24) 13.78
2020 12.02 0.14 0.16 0.30 (0.13) (0.16) (0.29) 12.03
2019 11.73 0.21 0.82 1.03 (0.20) (0.54) (0.74) 12.02
2018 12.39 0.21 (0.35) (0.14) (0.20) (0.32) (0.52) 11.73
Class J shares
2023(b) 10.67 0.16 0.62 0.78 (0.16) (0.27) (0.43) 11.02
2022 13.74 0.27 (2.37) (2.10) (0.27) (0.70) (0.97) 10.67
2021 11.99 0.21 1.89 2.10 (0.21) (0.14) (0.35) 13.74
2020 11.99 0.24 0.16 0.40 ( 0 .24) (0.16) (0.40) 11.99
2019 11.71 0.30 0.83 1.13 (0.31) (0.54) (0.85) 11.99
2018 12.37 0.32 (0.35) (0.03) (0.31) (0.32) (0.63) 11.71
Institutional shares
2023(b) 10.71 0.16 0.64 0.80 (0.17) (0.27) (0.44) 11.07
2022 13.79 0.29 (2.38) (2.09) (0.29) (0.70) (0.99) 10.71
2021 12.03 0.23 1.90 2.13 (0.23) (0.14) (0.37) 13.79
2020 12.04 0.26 0.15 0.41 (0.26) (0.16) (0.42) 12.03
2019 11.74 0.32 0.85 1.17 (0.33) (0.54) (0.87) 12.04
2018 12.41 0.35 (0.37) (0.02) (0.33) (0.32) (0.65) 11.74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.33% (c),(d) $ 534,295 0.62% (e) – % 2.71% (e) 31.7% (e)
(16.39) (d) 521,254 0.61 – 2.11 55.3
17.49 (d) 650,919 0.60 – 1.41 29.9
3.28 (d) 545,903 0.61 – 1.87 19.4
10.22 (d) 553,362 0.63 (f) – 2.34 15.0
(0.51) (d) 485,084 0.62 (f) – 2.49 21.9
6.89 (c),(d) 62,833 1.41 (e) – 1.96 (e) 31.7 (e)
(17.06) (d) 70,882 1.38 – 1.37 55.3
16.66 (d) 114,412 1.37 – 0.66 29.9
2.50 (d) 137,283 1.37 – 1.14 19.4
9.37 (d) 160,672 1.38 (f) – 1.82 15.0
(1.26) (d) 228,910 1.37 (f) – 1.76 21.9
7.45 (c),(d) 854,926 0.45 (e),(g) 0.47 (e),(h) 2.87 (e) 31.7 (e)
(16 .28) (d) 776,202 0.45 (g) 0.47 (h) 2.25 55.3
17.69 (d) 869,500 0.44 (g) 0.47 (h) 1.56 29.9
3.43 (d) 691,410 0.44 (g) 0.47 (h) 2.03 19.4
10.39 (d) 672,096 0.44 (g) 0.47 (h) 2.55 15.0
(0.33) (d) 614,770 0.43 (g) 0.46 (h) 2.67 21.9
7.59 (c) 210,552 0.31 (e) – 3.02 (e) 31.7 (e)
(16.17) 206,697 0.30 – 2.43 55.3
17.89 268,505 0.29 – 1.71 29.9
3.48 239,975 0.30 – 2.20 19.4
10.70 267,892 0.30 (f) – 2.77 15.0
(0.26) 292,828 0.28 (f) – 2.86 21.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2023(b) $ 10 .67 $ 0 .12 $ 0 .62 $ 0 .74 ( $ 0 .12 ) ( $ 0 .27 ) ( $ 0 .39 ) $ 11 .02
2022 13 .74 0 .19 ( 2 .38 ) ( 2 .19 ) ( 0 .18 ) ( 0 .70 ) ( 0 .88 ) 10 .67
2021 11 .98 0 .13 1 .88 2 .01 ( 0 .11 ) ( 0 .14 ) ( 0 .25 ) 13 .74
2020 11 .98 0 .15 0 .16 0 .31 ( 0 .15 ) ( 0 .16 ) ( 0 .31 ) 11 .98
2019 11 .70 0 .21 0 .84 1 .05 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 11 .98
2018 12 .36 0 .24 ( 0 .36 ) ( 0 .12 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 11 .70
R-3 shares
2023(b) 10 .69 0 .13 0 .63 0 .76 ( 0 .14 ) ( 0 .27 ) ( 0 .41 ) 11 .04
2022 13 .76 0 .23 ( 2 .38 ) ( 2 .15 ) ( 0 .22 ) ( 0 .70 ) ( 0 .92 ) 10 .69
2021 12 .01 0 .16 1 .89 2 .05 ( 0 .16 ) ( 0 .14 ) ( 0 .30 ) 13 .76
2020 12 .01 0 .20 0 .15 0 .35 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 12 .01
2019 11 .72 0 .25 0 .84 1 .09 ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 12 .01
2018 12 .38 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .26 ) ( 0 .32 ) ( 0 .58 ) 11 .72
R-4 shares
2023(b) 10 .71 0 .14 0 .62 0 .76 ( 0 .14 ) ( 0 .27 ) ( 0 .41 ) 11 .06
2022 13 .79 0 .23 ( 2 .37 ) ( 2 .14 ) ( 0 .24 ) ( 0 .70 ) ( 0 .94 ) 10 .71
2021 12 .03 0 .18 1 .90 2 .08 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 13 .79
2020 12 .03 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 12 .03
2019 11 .73 0 .28 0 .84 1 .12 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 12 .03
2018 12 .40 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .73
R-5 shares
2023(b) 10 .71 0 .15 0 .62 0 .77 ( 0 .15 ) ( 0 .27 ) ( 0 .42 ) 11 .06
2022 13 .78 0 .25 ( 2 .36 ) ( 2 .11 ) ( 0 .26 ) ( 0 .70 ) ( 0 .96 ) 10 .71
2021 12 .02 0 .19 1 .91 2 .10 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 13 .78
2020 12 .03 0 .23 0 .15 0 .38 ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 12 .02
2019 11 .73 0 .28 0 .86 1 .14 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .03
2018 12 .40 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 11 .73

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .03% (c) $ 1,593 1 .17% (d) 2 .17% (d) 31 .7% (d)
( 16 .88 ) 1,649 1 .16 1 .55 55 .3
16 .92 1,956 1 .15 0 .96 29 .9
2 .66 2,577 1 .16 1 .30 19 .4
9 .64 2,572 1 .16 (e) 1 .83 15 .0
( 1 .07 ) 2,331 1 .15 (e) 1 .97 21 .9
7 .22 (c) 9,347 0 .86 (d) 2 .41 (d) 31 .7 (d)
( 16 .60 ) 8,497 0 .85 1 .89 55 .3
17 .18 11,129 0 .84 1 .18 29 .9
2 .97 12,167 0 .85 1 .69 19 .4
10 .03 14,217 0 .85 (e) 2 .13 15 .0
( 0 .74 ) 11,837 0 .84 (e) 2 .30 21 .9
7 .28 (c) 9,307 0 .67 (d) 2 .62 (d) 31 .7 (d)
( 16 .47 ) 10,647 0 .66 1 .94 55 .3
17 .47 11,214 0 .65 1 .35 29 .9
3 .18 11,717 0 .66 1 .82 19 .4
10 .25 11,989 0 .66 (e) 2 .39 15 .0
( 0 .63 ) 20,282 0 .65 (e) 2 .41 21 .9
7 .37 (c) 19,777 0 .55 (d) 2 .76 (d) 31 .7 (d)
( 16 .31 ) 19,091 0 .54 2 .11 55 .3
17 .61 20,710 0 .53 1 .46 29 .9
3 .22 17,108 0 .54 1 .94 19 .4
10 .44 18,302 0 .54 (e) 2 .45 15 .0
( 0 .51 ) 17,177 0 .53 (e) 2 .72 21 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2023(b) $ 16.64 $ 0.15 $ 1.20 $ 1.35 ( $ 0.17) ( $ 1.62) ( $ 1.79) $ 16.20
2022 22.20 0.33 (4.18) (3.85) (0.26) (1.45) (1.71) 16.64
2021 17.41 0.17 5.27 5.44 (0.24) (0.41) (0.65) 22.20
2020 17.55 0.25 0.30 0.55 ( 0 .25) (0.44) (0.69) 17.41
2019 17.76 0.25 1.62 1.87 (0.26) (1.82) (2.08) 17.55
2018 19.24 0 .39 (0.33) 0.06 (0.31) (1.23) (1.54) 17.76
Class C shares
2023(b) 15.03 0.08 1.08 1.16 (0.04) (1.62) (1.66) 14.53
2022 20.21 0.18 (3.82) (3.64) (0.09) (1.45) (1.54) 15.03
2021 15.91 0.01 4.81 4.82 (0.11) (0.41) (0.52) 20.21
2020 16.09 0.11 0.26 0.37 (0.11) (0.44) (0.55) 15.91
2019 16.45 0.21 1.40 1.61 ( 0 .15) (1.82) (1.97) 16.09
2018 17.93 0.24 (0.31) (0.07) (0.18) (1.23) (1.41) 16.45
Class J shares
2023(b) 15.87 0.15 1.14 1.29 (0.20) (1.62) (1.82) 15.34
2022 21.26 0.34 (3.99) (3.65) (0.29) (1.45) (1.74) 15 .87
2021 16.70 0.19 5.05 5.24 (0.27) (0.41) (0.68) 21.26
2020 16.87 0.26 0.29 0 .55 (0.28) (0.44) (0.72) 16.70
2019 17.16 0.28 1.54 1.82 (0.29) (1.82) (2.11) 16.87
2018 18.64 0.40 (0.31) 0.09 (0.34) (1.23) (1.57) 17.16
Institutional shares
2023(b) 16.18 0.17 1.16 1.33 (0.22) (1.62) (1.84) 15 .67
2022 21.64 0.38 (4.07) (3.69) (0.32) (1.45) (1.77) 16.18
2021 16.98 0.23 5.14 5.37 (0.30) (0.41) (0.71) 21.64
2020 17.14 0.30 0.29 0.59 (0.31) (0.44) (0.75) 16.98
2019 17.40 0.31 1 .57 1.88 (0.32) (1.82) (2.14) 17.14
2018 18.88 0.45 (0.34) 0.11 (0.36) (1.23) (1.59) 17.40

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.90% (c),(d) $ 1,579,947 0.62% (e) – % 1.82% (e) 33.2% (e)
(18.70) (d) 1,508,702 0.60 – 1.76 52.4
31.84 (d) 1,979,014 0.59 – 0.81 34.3
3.11 (d) 1,570,186 0.61 – 1.46 16.2
12.74 (d) 1,683,156 0.63 (f) – 1.50 10.9
0.12 (d) 1,432,165 0.61 (f) – 2.10 33.8
8.51 (c),(d) 115,293 1.40 (e) – 1.04 (e) 33.2 (e)
(19.39) (d) 121,737 1.37 – 1.05 52.4
30.82 (d) 190,605 1.38 – 0.07 34.3
2.28 (d) 204,754 1.37 – 0.74 16.2
11.92 (d) 242,084 1.39 (f) – 1.36 10.9
(0.59) (d) 480,699 1.36 (f) – 1.38 33.8
8.96 (c),(d) 699,907 0.46 (e),(g) 0.48 (e),(h) 1.98 (e) 33.2 (e)
(18.59) (d) 636,126 0.45 (g) 0.47 (h) 1.90 52.4
32.04 (d) 778,913 0.45 (g) 0.47 (h) 0.95 34.3
3.25 (d) 575,978 0.45 (g) 0.48 (h) 1.61 16.2
12.96 (d) 582,101 0.45 (g) 0.48 (h) 1.76 10.9
0.30 (d) 543,902 0.44 (g) 0.47 (h) 2.26 33.8
9.09 (c) 430,380 0.30 (e) – 2.13 (e) 33.2 (e)
(18.48) 395,979 0.29 – 2.08 52.4
32.27 539,619 0.29 – 1.12 34.3
3.40 430,895 0.30 – 1.79 16.2
13.14 474,902 0.30 (f) – 1.92 10.9
0.44 456,425 0.29 (f) – 2.45 33.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2023(b) $ 15 .83 $ 0 .10 $ 1 .14 $ 1 .24 ( $ 0 .09 ) ( $ 1 .62 ) ( $ 1 .71 ) $ 15 .36
2022 21 .22 0 .21 ( 3 .99 ) ( 3 .78 ) ( 0 .16 ) ( 1 .45 ) ( 1 .61 ) 15 .83
2021 16 .70 0 .03 5 .08 5 .11 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 21 .22
2020 16 .89 0 .15 0 .27 0 .42 ( 0 .17 ) ( 0 .44 ) ( 0 .61 ) 16 .70
2019 17 .10 0 .18 1 .55 1 .73 ( 0 .12 ) ( 1 .82 ) ( 1 .94 ) 16 .89
2018 18 .54 0 .31 ( 0 .34 ) ( 0 .03 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 17 .10
R-3 shares
2023(b) 15 .82 0 .12 1 .14 1 .26 ( 0 .12 ) ( 1 .62 ) ( 1 .74 ) 15 .34
2022 21 .20 0 .28 ( 4 .01 ) ( 3 .73 ) ( 0 .20 ) ( 1 .45 ) ( 1 .65 ) 15 .82
2021 16 .65 0 .11 5 .05 5 .16 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 21 .20
2020 16 .82 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .44 ) ( 0 .65 ) 16 .65
2019 17 .11 0 .24 1 .52 1 .76 ( 0 .23 ) ( 1 .82 ) ( 2 .05 ) 16 .82
2018 18 .59 0 .32 ( 0 .31 ) 0 .01 ( 0 .26 ) ( 1 .23 ) ( 1 .49 ) 17 .11
R-4 shares
2023(b) 16 .12 0 .15 1 .16 1 .31 ( 0 .17 ) ( 1 .62 ) ( 1 .79 ) 15 .64
2022 21 .54 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .21 ) ( 1 .45 ) ( 1 .66 ) 16 .12
2021 16 .91 0 .14 5 .13 5 .27 ( 0 .23 ) ( 0 .41 ) ( 0 .64 ) 21 .54
2020 17 .05 0 .23 0 .29 0 .52 ( 0 .22 ) ( 0 .44 ) ( 0 .66 ) 16 .91
2019 17 .31 0 .26 1 .55 1 .81 ( 0 .25 ) ( 1 .82 ) ( 2 .07 ) 17 .05
2018 18 .77 0 .41 ( 0 .35 ) 0 .06 ( 0 .29 ) ( 1 .23 ) ( 1 .52 ) 17 .31
R-5 shares
2023(b) 16 .03 0 .14 1 .16 1 .30 ( 0 .18 ) ( 1 .62 ) ( 1 .80 ) 15 .53
2022 21 .46 0 .34 ( 4 .04 ) ( 3 .70 ) ( 0 .28 ) ( 1 .45 ) ( 1 .73 ) 16 .03
2021 16 .85 0 .17 5 .10 5 .27 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 21 .46
2020 17 .01 0 .25 0 .30 0 .55 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 16 .85
2019 17 .28 0 .27 1 .55 1 .82 ( 0 .27 ) ( 1 .82 ) ( 2 .09 ) 17 .01
2018 18 .74 0 .45 ( 0 .37 ) 0 .08 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .28

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .63% (c) $ 1,699 1 .17% (d) 1 .27% (d) 33 .2% (d)
( 19 .18 ) 1,557 1 .16 1 .16 52 .4
31 .17 1,839 1 .15 0 .16 34 .3
2 .47 1,098 1 .16 0 .90 16 .2
12 .16 1,131 1 .16 (e) 1 .13 10 .9
( 0 .38 ) 1,140 1 .16 (e) 1 .74 33 .8
8 .78 (c) 10,023 0 .86 (d) 1 .56 (d) 33 .2 (d)
( 18 .95 ) 10,909 0 .85 1 .58 52 .4
31 .58 15,823 0 .84 0 .56 34 .3
2 .81 13,833 0 .85 1 .35 16 .2
12 .52 17,303 0 .85 (e) 1 .49 10 .9
( 0 .11 ) 20,976 0 .85 (e) 1 .79 33 .8
8 .93 (c) 4,739 0 .67 (d) 1 .99 (d) 33 .2 (d)
( 18 .80 ) 5,754 0 .66 1 .44 52 .4
31 .78 8,882 0 .65 0 .69 34 .3
3 .02 6,076 0 .66 1 .40 16 .2
12 .70 6,943 0 .66 (e) 1 .61 10 .9
0 .16 10,768 0 .66 (e) 2 .24 33 .8
8 .94 (c) 24,434 0 .55 (d) 1 .86 (d) 33 .2 (d)
( 18 .66 ) 23,881 0 .54 1 .86 52 .4
31 .91 30,075 0 .53 0 .86 34 .3
3 .18 22,124 0 .54 1 .54 16 .2
12 .81 26,719 0 .54 (e) 1 .66 10 .9
0 .25 25,539 0 .54 (e) 2 .49 33 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2023(b) $ 10.78 $ 0.17 $ 0.54 $ 0.71 ( $ 0.17) $ – ( $ 0.17) $ 11.32
2022 13.56 0.28 (2.25) (1.97) (0.28) (0.53) (0.81) 10.78
2021 12.38 0.23 1.29 1.52 (0.23) (0.11) (0.34) 13.56
2020 12.40 0.25 0.03 0.28 (0.25) ( 0 .05) (0.30) 12.38
2019 12.08 0.34 0.79 1.13 (0.34) (0.47) (0.81) 12.40
2018 12.54 0.34 ( 0 .38) (0.04) (0.34) (0.08) (0.42) 12.08
Class C shares
2023(b) 10.66 0.12 0.53 0.65 (0.12) – (0.12) 11.19
2022 13.41 0.19 (2.22) (2.03) (0.19) (0.53) (0.72) 10.66
2021 12.24 0.13 1.27 1.40 (0.12) (0.11) (0.23) 13 .41
2020 12.26 0.16 0.03 0.19 (0.16) (0.05) (0.21) 12.24
2019 11.96 0.25 0.77 1.02 (0.25) ( 0 .47) (0.72) 12.26
2018 12.42 0.25 (0.38) (0.13) (0.25) (0.08) (0.33) 11.96
Class J shares
2023(b) 10.67 0.18 0.53 0.71 (0.18) – (0.18) 11.20
2022 13.43 0.29 (2.22) (1.93) (0.30) (0.53) (0.83) 10.67
2021 12.26 0.25 1.28 1.53 (0.25) (0.11) (0.36) 13.43
2020 12.29 0.27 0.02 0.29 (0.27) (0.05) (0.32) 12.26
2019 11.98 0.36 0.78 1.14 (0.36) (0.47) (0.83) 12.29
2018 12.44 0.36 (0.38) (0.02) (0.36) (0.08) (0.44) 11.98
Institutional shares
2023(b) 10.74 0.18 0.53 0.71 (0.18) – (0.18) 11.27
2022 13.51 0.31 (2.23) (1.92) (0.32) (0.53) (0.85) 10.74
2021 12.34 0.26 1.28 1.54 (0.26) (0.11) (0.37) 13.51
2020 12.36 0.28 0.03 0.31 (0.28) (0.05) (0.33) 12.34
2019 12.04 0.37 0.79 1.16 (0.37) (0.47) (0.84) 12.36
2018 12.50 0.38 (0.38) – (0.38) (0.08) (0.46) 12.04

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.62% (c),(d) $ 1,034,336 0.61% (e) – % 3.04% (e) 22.8% (e)
(15.28) (d) 1,032,096 0.60 – 2.32 57.3
12.40 (d) 1,289,067 0.59 – 1.72 29.3
2.30 (d) 1,085,818 0.60 – 2.04 35.9
9.93 (d) 1,057,769 0.61 (f) – 2.82 11.1
(0.33) (d) 917,357 0.60 (f) – 2.77 22.6
6.18 (c),(d) 118,791 1.40 (e) – 2.28 (e) 22.8 (e)
(15.90) (d) 135,741 1.38 – 1.57 57.3
11.58 (d) 205,567 1.36 – 0.96 29.3
1.54 (d) 237,410 1.37 – 1.29 35.9
9.02 (d) 265,220 1.37 (f) – 2.13 11.1
(1.09) (d) 325,369 1.37 (f) – 2.01 22.6
6.69 (c),(d) 1,135,617 0.44 (e),(g) 0.46 (e),(h) 3.20 (e) 22.8 (e)
(15.14) (d) 1,086,460 0.44 (g) 0.46 (h) 2.48 57.3
12.61 (d) 1,321,469 0.44 (g) 0.46 (h) 1.88 29.3
2.42 (d) 1,132,937 0.43 (g) 0.46 (h) 2.22 35.9
10.13 (d) 1,139,080 0.43 (g) 0.46 (h) 3.01 11.1
(0.15) (d) 1,085,370 0.43 (g) 0.46 (h) 2.95 22.6
6 .70 (c) 180,307 0.32 (e) – 3.32 (e) 22.8 (e)
(15.01) 173,873 0.31 – 2.62 57.3
12.68 236,379 0.31 – 2.00 29.3
2.60 200,957 0.32 – 2.33 35.9
10.29 220,903 0.32 (f) – 3.12 11.1
(0.03) 214,476 0.30 (f) – 3.06 22.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2023(b) $ 10 .68 $ 0 .14 $ 0 .53 $ 0 .67 ( $ 0 .14 ) $ – ( $ 0 .14 ) $ 11 .21
2022 13 .44 0 .21 ( 2 .23 ) ( 2 .02 ) ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 10 .68
2021 12 .27 0 .15 1 .28 1 .43 ( 0 .15 ) ( 0 .11 ) ( 0 .26 ) 13 .44
2020 12 .29 0 .19 0 .02 0 .21 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .27
2019 11 .98 0 .27 0 .79 1 .06 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .29
2018 12 .45 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 11 .98
R-3 shares
2023(b) 10 .71 0 .16 0 .54 0 .70 ( 0 .16 ) – ( 0 .16 ) 11 .25
2022 13 .48 0 .25 ( 2 .24 ) ( 1 .99 ) ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 10 .71
2021 12 .31 0 .19 1 .28 1 .47 ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 13 .48
2020 12 .33 0 .22 0 .03 0 .25 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .31
2019 12 .02 0 .31 0 .78 1 .09 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .33
2018 12 .48 0 .31 ( 0 .38 ) ( 0 .07 ) ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 12 .02
R-4 shares
2023(b) 10 .73 0 .16 0 .54 0 .70 ( 0 .17 ) – ( 0 .17 ) 11 .26
2022 13 .50 0 .27 ( 2 .24 ) ( 1 .97 ) ( 0 .27 ) ( 0 .53 ) ( 0 .80 ) 10 .73
2021 12 .32 0 .22 1 .29 1 .51 ( 0 .22 ) ( 0 .11 ) ( 0 .33 ) 13 .50
2020 12 .34 0 .24 0 .03 0 .27 ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .32
2019 12 .03 0 .34 0 .77 1 .11 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 12 .34
2018 12 .48 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .03
R-5 shares
2023(b) 10 .72 0 .17 0 .53 0 .70 ( 0 .17 ) – ( 0 .17 ) 11 .25
2022 13 .48 0 .28 ( 2 .22 ) ( 1 .94 ) ( 0 .29 ) ( 0 .53 ) ( 0 .82 ) 10 .72
2021 12 .31 0 .23 1 .28 1 .51 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .48
2020 12 .33 0 .26 0 .03 0 .29 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .31
2019 12 .02 0 .35 0 .78 1 .13 ( 0 .35 ) ( 0 .47 ) ( 0 .82 ) 12 .33
2018 12 .48 0 .35 ( 0 .38 ) ( 0 .03 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 12 .02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .30% (c) $ 2,281 1 .17% (d) 2 .48% (d) 22 .8% (d)
( 15 .73 ) 2,079 1 .16 1 .74 57 .3
11 .81 2,432 1 .15 1 .16 29 .3
1 .74 2,307 1 .16 1 .53 35 .9
9 .37 3,225 1 .16 (e) 2 .23 11 .1
( 0 .95 ) 1,746 1 .16 (e) 2 .20 22 .6
6 .53 (c) 3,220 0 .86 (d) 2 .89 (d) 22 .8 (d)
( 15 .51 ) 3,569 0 .85 2 .07 57 .3
12 .11 5,117 0 .84 1 .48 29 .3
2 .07 4,729 0 .85 1 .81 35 .9
9 .64 5,088 0 .85 (e) 2 .60 11 .1
( 0 .57 ) 5,380 0 .85 (e) 2 .52 22 .6
6 .53 (c) 3,060 0 .67 (d) 2 .93 (d) 22 .8 (d)
( 15 .33 ) 2,843 0 .66 2 .26 57 .3
12 .39 5,108 0 .65 1 .65 29 .3
2 .26 4,664 0 .66 1 .94 35 .9
9 .82 3,019 0 .66 (e) 2 .87 11 .1
( 0 .30 ) 5,359 0 .66 (e) 2 .71 22 .6
6 .60 (c) 7,917 0 .55 (d) 3 .07 (d) 22 .8 (d)
( 15 .16 ) 8,059 0 .54 2 .38 57 .3
12 .46 10,225 0 .53 1 .78 29 .3
2 .38 7,970 0 .54 2 .10 35 .9
9 .97 8,353 0 .54 (e) 2 .93 11 .1
( 0 .26 ) 11,471 0 .54 (e) 2 .88 22 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2023(b) $ 18.24 $ 0.13 $ 1.57 $ 1.70 ( $ 0.13) ( $ 1.46) ( $ 1.59) $ 18.35
2022 24.57 0.34 (4.93) (4.59) (0.34) (1.40) (1.74) 18.24
2021 18.57 0.17 6.67 6.84 (0.17) (0.67) (0.84) 24.57
2020 18.67 0.21 0.53 0.74 ( 0 .25) (0.59) (0.84) 18.57
2019 19.81 0.22 1.86 2.08 (0.33) (2.89) (3.22) 18.67
2018 21.35 0 .44 (0.58) (0.14) (0.34) (1.06) (1.40) 19.81
Class C shares
2023(b) 15.88 0.05 1.35 1.40 – (1.46) (1.46) 15.82
2022 21.60 0.17 (4.33) (4.16) (0.16) (1.40) (1.56) 15.88
2021 16.43 0.01 5.87 5.88 (0.04) (0.67) (0.71) 21.60
2020 16.60 0.07 0.46 0.53 (0.11) (0.59) (0.70) 16.43
2019 17.98 0.18 1.54 1.72 (0.21) (2.89) (3.10) 16.60
2018 19.52 0.26 (0.53) (0.27) (0.21) (1.06) (1.27) 17.98
Class J shares
2023(b) 17.39 0.14 1.48 1.62 (0.16) (1.46) (1.62) 17.39
2022 23.51 0.35 (4.70) (4.35) (0.37) (1.40) (1.77) 17 .39
2021 17.80 0.19 6.39 6.58 (0.20) (0.67) (0.87) 23.51
2020 17.93 0.23 0.51 0 .74 (0.28) (0.59) (0.87) 17.80
2019 19.17 0.26 1.76 2.02 (0.37) (2.89) (3.26) 17.93
2018 20.70 0.46 (0.55) (0.09) (0.38) (1.06) (1.44) 19.17
Institutional shares
2023(b) 17.69 0.16 1.51 1.67 (0.19) (1.46) (1.65) 17.71
2022 23.88 0.40 (4.78) (4.38) (0.41) (1.40) (1.81) 17.69
2021 18.06 0.23 6.49 6 .72 (0.23) (0.67) (0.90) 23.88
2020 18.18 0.26 0.52 0.78 (0.31) (0.59) (0.90) 18.06
2019 19.39 0.29 1.78 2.07 (0.39) (2.89) (3.28) 18.18
2018 20.93 0.50 (0.57) (0.07) (0.41) (1.06) (1.47) 19.39

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.01% (c),(d) $ 1,136,967 0.63% (e) – % 1.48% (e) 36.4% (e)
(19.99) (d) 1,066,233 0.61 – 1.67 49.5
37.68 (d) 1,401,140 0.60 – 0.75 26.3
3.93 (d) 1,069,149 0.62 – 1.15 19.9
13.89 (d) 1,114,994 0.64 (f) – 1.26 19.9
(0.86) (d) 943,803 0.63 (f) – 2.10 49.4
9.55 (c),(d) 75,342 1 .45 (e) – 0.68 (e) 36.4 (e)
(20.59) (d) 77,837 1.41 – 0.94 49.5
36.56 (d) 115,136 1.39 – 0.04 26.3
3.14 (d) 120,962 1.40 – 0.41 19.9
13.01 (d) 139,759 1.42 (f) – 1.12 19.9
(1.63) (d) 284,797 1.38 (f) – 1.37 49.4
10.06 (c),(d) 369,187 0.48 (e),(g) 0.50 (e),(h) 1.62 (e) 36.4 (e)
(19.87) (d) 334,032 0.47 (g) 0.49 (h) 1.78 49.5
37.88 (d) 410,297 0.46 (g) 0.48 (h) 0.88 26.3
4.11 (d) 295,433 0.46 (g) 0.49 (h) 1.31 19.9
14.07 (d) 308,330 0.47 (g) 0.50 (h) 1.50 19.9
(0.67) (d) 286,265 0.45 (g) 0.48 (h) 2.27 49.4
10.20 (c) 315,985 0.30 (e) – 1.79 (e) 36.4 (e)
(19.73) 271,120 0.29 – 1.99 49.5
38.14 362,447 0.29 – 1.05 26.3
4.27 260,585 0.30 – 1.47 19.9
14.26 278,919 0.30 (f) – 1.66 19.9
(0.55) 258,545 0.29 (f) – 2.44 49 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2023(b) $ 17 .52 $ 0 .07 $ 1 .52 $ 1 .59 ( $ 0 .03 ) ( $ 1 .46 ) ( $ 1 .49 ) $ 17 .62
2022 23 .67 0 .22 ( 4 .77 ) ( 4 .55 ) ( 0 .20 ) ( 1 .40 ) ( 1 .60 ) 17 .52
2021 17 .81 0 .03 6 .44 6 .47 – ( 0 .61 ) ( 0 .61 ) 23 .67
2020 17 .99 0 .04 0 .52 0 .56 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 17 .81
2019 19 .11 0 .19 1 .74 1 .93 ( 0 .16 ) ( 2 .89 ) ( 3 .05 ) 17 .99
2018 20 .54 0 .32 ( 0 .57 ) ( 0 .25 ) ( 0 .12 ) ( 1 .06 ) ( 1 .18 ) 19 .11
R-3 shares
2023(b) 17 .31 0 .11 1 .48 1 .59 ( 0 .09 ) ( 1 .46 ) ( 1 .55 ) 17 .35
2022 23 .43 0 .32 ( 4 .74 ) ( 4 .42 ) ( 0 .30 ) ( 1 .40 ) ( 1 .70 ) 17 .31
2021 17 .72 0 .08 6 .40 6 .48 ( 0 .10 ) ( 0 .67 ) ( 0 .77 ) 23 .43
2020 17 .86 0 .18 0 .48 0 .66 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 17 .72
2019 19 .09 0 .23 1 .73 1 .96 ( 0 .30 ) ( 2 .89 ) ( 3 .19 ) 17 .86
2018 20 .62 0 .39 ( 0 .57 ) ( 0 .18 ) ( 0 .29 ) ( 1 .06 ) ( 1 .35 ) 19 .09
R-4 shares
2023(b) 17 .58 0 .11 1 .53 1 .64 ( 0 .13 ) ( 1 .46 ) ( 1 .59 ) 17 .63
2022 23 .66 0 .29 ( 4 .74 ) ( 4 .45 ) ( 0 .23 ) ( 1 .40 ) ( 1 .63 ) 17 .58
2021 17 .91 0 .18 6 .40 6 .58 ( 0 .16 ) ( 0 .67 ) ( 0 .83 ) 23 .66
2020 18 .02 0 .19 0 .52 0 .71 ( 0 .23 ) ( 0 .59 ) ( 0 .82 ) 17 .91
2019 19 .23 0 .27 1 .73 2 .00 ( 0 .32 ) ( 2 .89 ) ( 3 .21 ) 18 .02
2018 20 .78 0 .43 ( 0 .58 ) ( 0 .15 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .23
R-5 shares
2023(b) 17 .43 0 .13 1 .49 1 .62 ( 0 .14 ) ( 1 .46 ) ( 1 .60 ) 17 .45
2022 23 .56 0 .33 ( 4 .70 ) ( 4 .37 ) ( 0 .36 ) ( 1 .40 ) ( 1 .76 ) 17 .43
2021 17 .84 0 .17 6 .40 6 .57 ( 0 .18 ) ( 0 .67 ) ( 0 .85 ) 23 .56
2020 17 .97 0 .22 0 .51 0 .73 ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 17 .84
2019 19 .20 0 .24 1 .77 2 .01 ( 0 .35 ) ( 2 .89 ) ( 3 .24 ) 17 .97
2018 20 .73 0 .47 ( 0 .59 ) ( 0 .12 ) ( 0 .35 ) ( 1 .06 ) ( 1 .41 ) 19 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .76% (c) $ 466 1 .17% (d) 0 .82% (d) 36 .4% (d)
( 20 .45 ) 319 1 .16 1 .11 49 .5
36 .96 420 1 .15 0 .15 26 .3
3 .07 344 1 .16 0 .22 19 .9
13 .32 413 1 .16 (e) 1 .08 19 .9
( 1 .43 ) 593 1 .16 (e) 1 .60 49 .4
9 .91 (c) 7,333 0 .86 (d) 1 .26 (d) 36 .4 (d)
( 20 .20 ) 6,564 0 .85 1 .60 49 .5
37 .38 9,782 0 .84 0 .36 26 .3
3 .66 6,440 0 .85 1 .05 19 .9
13 .69 7,794 0 .85 (e) 1 .34 19 .9
( 1 .10 ) 10,910 0 .85 (e) 1 .94 49 .4
10 .04 (c) 3,108 0 .67 (d) 1 .28 (d) 36 .4 (d)
( 20 .05 ) 3,013 0 .66 1 .49 49 .5
37 .63 4,069 0 .65 0 .84 26 .3
3 .91 8,355 0 .66 1 .10 19 .9
13 .88 9,416 0 .66 (e) 1 .55 19 .9
( 0 .92 ) 13,132 0 .66 (e) 2 .12 49 .4
10 .06 (c) 19,797 0 .55 (d) 1 .52 (d) 36 .4 (d)
( 19 .95 ) (f) 19,246 0 .54 1 .70 49 .5
37 .80 (f) 24,908 0 .53 0 .77 26 .3
4 .04 15,052 0 .54 1 .28 19 .9
13 .99 16,847 0 .54 (e) 1 .39 19 .9
( 0 .79 ) 14,622 0 .54 (e) 2 .31 49 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2023(b) $ 11.40 $ 0.15 $ 0.29 $ 0.44 ( $ 0.15) $ – ( $ 0.15) $ 11.69
2022 12.32 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.40
2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32
2020 12.32 0.20 0.22 0.42 (0.20) – (0.20) 12.54
2019 12.01 0.27 0.31 0.58 (0.27) – (0.27) 12.32
2018 12.21 0.24 (0.20) 0.04 (0.24) – (0.24) 12.01
Class C shares
2023(b) 11.40 0.09 0.29 0.38 (0.09) – (0.09) 11.69
2022 12.32 0.05 (0.86) (0.81) (0.05) (0.06) (0.11) 11.40
2021 12.55 – (0.13) (0.13) (0.01) (0.09) (0.10) 12.32
2020 12.33 0.09 0.22 0.31 (0.09) – (0.09) 12.55
2019 12.01 0.16 0.32 0.48 (0.16) – (0.16) 12.33
2018 12.21 0.13 (0.20) (0.07) (0.13) – (0.13) 12.01
Class J shares
2023(b) 11.39 0.15 0.29 0.44 (0.15) – (0.15) 11 .68
2022 12.31 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.39
2021 12.53 0.12 (0.13) (0.01) (0.12) (0.09) (0.21) 12.31
2020 12.31 0.20 0.23 0.43 (0.21) – (0.21) 12.53
2019 12.00 0.27 0.31 0.58 (0.27) – (0.27) 12.31
2018 12.20 0.24 (0.20) 0.04 (0.24) – (0.24) 12.00
Institutional shares
2023(b) 11.39 0.16 0.29 0.45 (0.16) – (0.16) 11.68
2022 12.31 0.18 (0.85) (0.67) (0.19) (0.06) (0.25) 11.39
2021 12.53 0.14 (0.13) 0.01 (0.14) (0.09) (0.23) 12.31
2020 12.31 0.23 0.22 0.45 (0.23) – (0.23) 12.53
2019 12.00 0.30 0.31 0.61 (0.30) – (0.30) 12.31
2018 12.20 0.27 (0.20) 0.07 (0.27) – (0.27) 12.00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.88% (c),(d) $ 350,151 0.64% (e) – % 2.60% (e) 39.3% (e)
(5.73) (d) 353,052 0.65 – 1.32 28.4
(0.17) (d) 470,326 0.67 – 0.89 52.4
3.47 (d) 445,243 0.67 – 1.59 76.0
4.88 (d) 310,526 0.69 – 2.22 52.4
0.31 (d) 292,426 0.67 – 1.98 57.3
3.38 (c),(d) 20,716 1.61 (e) – 1.62 (e) 39.3 (e)
(6.61) (d) 23,675 1.57 – 0.38 28.4
(1.09) (d) 34,992 1.56 – 0 .02 52.4
2.55 (d) 57,463 1.56 – 0.72 76.0
4.03 (d) 51,869 1.59 – 1.33 52.4
(0.59) (d) 63,169 1.57 – 1.07 57.3
3.90 (c),(d) 125,032 0.62 (e),(f) 0.64 (e),(g) 2.62 (e) 39.3 (e)
(5.72) (d) 127,563 0.62 (f) 0.64 (g) 1.36 28.4
(0.13) (d) 154,334 0.62 (f) 0.65 (g) 0.94 52.4
3.49 (d) 168,395 0.65 (f) 0.68 (g) 1.62 76.0
4.91 (d) 131,795 0.67 (f) 0.70 (g) 2.24 52.4
0.33 (d) 123,856 0.66 (f) 0.69 (g) 1.99 57.3
4.00 (c) 2,643,289 0.42 (e),(h) – 2.81 (e) 39.3 (e)
(5.53) 2,654,929 0.43 (h) – 1.53 28.4
0.06 3,531,191 0.43 (h) – 1.14 52.4
3.72 5,210,042 0.43 (h) – 1.85 76.0
5.16 4,736,982 0.43 (h) – 2.48 52.4
0.56 4,271,619 0.43 (h) – 2.23 57.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
R-1 shares
2023(b) $ 11 .39 $ 0 .11 $ 0 .30 $ 0 .41 ( $ 0 .12 ) $ – ( $ 0 .12 ) $ 11 .68
2022 12 .31 0 .09 ( 0 .86 ) ( 0 .77 ) ( 0 .09 ) ( 0 .06 ) ( 0 .15 ) 11 .39
2021 12 .54 0 .04 ( 0 .14 ) ( 0 .10 ) ( 0 .04 ) ( 0 .09 ) ( 0 .13 ) 12 .31
2020 12 .32 0 .12 0 .23 0 .35 ( 0 .13 ) – ( 0 .13 ) 12 .54
2019 12 .01 0 .20 0 .31 0 .51 ( 0 .20 ) – ( 0 .20 ) 12 .32
2018 12 .20 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .16 ) – ( 0 .16 ) 12 .01
R-3 shares
2023(b) 11 .40 0 .13 0 .29 0 .42 ( 0 .13 ) – ( 0 .13 ) 11 .69
2022 12 .32 0 .12 ( 0 .86 ) ( 0 .74 ) ( 0 .12 ) ( 0 .06 ) ( 0 .18 ) 11 .40
2021 12 .54 0 .07 ( 0 .12 ) ( 0 .05 ) ( 0 .08 ) ( 0 .09 ) ( 0 .17 ) 12 .32
2020 12 .32 0 .16 0 .22 0 .38 ( 0 .16 ) – ( 0 .16 ) 12 .54
2019 12 .01 0 .23 0 .32 0 .55 ( 0 .24 ) – ( 0 .24 ) 12 .32
2018 12 .21 0 .20 ( 0 .20 ) – ( 0 .20 ) – ( 0 .20 ) 12 .01
R-4 shares
2023(b) 11 .39 0 .14 0 .29 0 .43 ( 0 .14 ) – ( 0 .14 ) 11 .68
2022 12 .31 0 .15 ( 0 .87 ) ( 0 .72 ) ( 0 .14 ) ( 0 .06 ) ( 0 .20 ) 11 .39
2021 12 .53 0 .09 ( 0 .12 ) ( 0 .03 ) ( 0 .10 ) ( 0 .09 ) ( 0 .19 ) 12 .31
2020 12 .31 0 .18 0 .23 0 .41 ( 0 .19 ) – ( 0 .19 ) 12 .53
2019 12 .00 0 .26 0 .31 0 .57 ( 0 .26 ) – ( 0 .26 ) 12 .31
2018 12 .20 0 .22 ( 0 .20 ) 0 .02 ( 0 .22 ) – ( 0 .22 ) 12 .00
R-5 shares
2023(b) 11 .40 0 .15 0 .29 0 .44 ( 0 .15 ) – ( 0 .15 ) 11 .69
2022 12 .32 0 .16 ( 0 .86 ) ( 0 .70 ) ( 0 .16 ) ( 0 .06 ) ( 0 .22 ) 11 .40
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32
2020 12 .33 0 .20 0 .21 0 .41 ( 0 .20 ) – ( 0 .20 ) 12 .54
2019 12 .01 0 .27 0 .32 0 .59 ( 0 .27 ) – ( 0 .27 ) 12 .33
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .01

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .57% (c) $ 624 1 .26% (d) 1 .98% (d) 39 .3% (d)
( 6 .33 ) 591 1 .27 0 .75 28 .4
( 0 .86 ) 532 1 .29 0 .28 52 .4
2 .83 998 1 .29 (e) 0 .94 76 .0
4 .26 429 1 .29 (e) 1 .62 52 .4
( 0 .23 ) 841 1 .29 (e) 1 .38 57 .3
3 .72 (c) 9,730 0 .95 (d) 2 .28 (d) 39 .3 (d)
( 6 .03 ) 9,841 0 .96 1 .02 28 .4
( 0 .48 ) 10,268 0 .98 0 .58 52 .4
3 .15 14,361 0 .98 (e) 1 .30 76 .0
4 .58 13,832 0 .98 (e) 1 .93 52 .4
0 .00 14,259 0 .98 (e) 1 .67 57 .3
3 .82 (c) 12,237 0 .76 (d) ,(e) 2 .47 (d) 39 .3 (d)
( 5 .86 ) 13,727 0 .77 (e) 1 .23 28 .4
( 0 .29 ) 14,111 0 .79 (e) 0 .76 52 .4
3 .35 6,435 0 .79 (e) 1 .45 76 .0
4 .78 3,816 0 .79 (e) 2 .12 52 .4
0 .19 8,394 0 .79 (e) 1 .86 57 .3
3 .88 (c) 8,807 0 .64 (d) 2 .59 (d) 39 .3 (d)
( 5 .74 ) 9,125 0 .65 1 .31 28 .4
( 0 .17 ) 11,377 0 .67 0 .90 52 .4
3 .38 12,410 0 .67 (e) 1 .62 76 .0
4 .99 14,704 0 .67 (e) 2 .23 52 .4
0 .31 9,938 0 .67 (e) 1 .98 57 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2023(b) $ 22.97 $ 0.01 ( $ 0.30) ( $ 0.29) $ – $ – $ – $ 22.68
2022 30.71 (0.02) (5.59) (5.61) – (2.13) (2.13) 22.97
2021 20.37 (0.10) 11.00 10.90 – (0.56) (0.56) 30.71
2020 20.79 – 0.79 0.79 – (1.21) (1.21) 20.37
2019 22.60 0.01 1.09 1.10 (0.01) (2.90) (2.91) 20.79
2018 24.13 0.01 0.43 0.44 – (1.97) (1.97) 22.60
Class C shares
2023(b) 19.09 (0.08) (0.25) (0.33) – – – 18.76
2022 26.12 (0.19) (4.71) (4.90) – (2.13) (2.13) 19.09
2021 17.54 (0.28) 9.42 9.14 – (0.56) (0.56) 26.12
2020 18.20 (0.14) 0.69 0.55 – (1.21) (1.21) 17.54
2019 20.33 (0.14) 0.91 0.77 – (2.90) (2.90) 18.20
2018 22.06 (0.16) 0.40 0.24 – (1.97) (1.97) 20.33
Class J shares
2023(b) 21.72 0.03 (0.30) (0.27) (0.02) – (0.02) 21.43
2022 29.11 0.02 (5.28) (5.26) – (2.13) (2.13) 21.72
2021 19.30 (0.05) 10.42 10.37 – (0.56) (0.56) 29.11
2020 19.77 0.02 0.76 0.78 (0.04) (1.21) (1.25) 19.30
2019 21.67 0.04 1.01 1.05 (0.05) (2.90) (2.95) 19.77
2018 23.18 0.05 0.42 0.47 (0.01) (1.97) (1.98) 21.67
Institutional shares
2023(b) 25.39 0.05 (0.34) (0.29) (0.05) – (0.05) 25.05
2022 33 .60 0.06 (6.14) (6.08) – (2.13) (2.13) 25.39
2021 22.21 (0.03) 12.01 11.98 – (0.59) (0.59) 33.60
2020 22.56 0.06 0.88 0.94 (0.08) (1.21) (1.29) 22.21
2019 24.26 0.09 1.20 1.29 (0.09) (2.90) (2.99) 22.56
2018 25.74 0.11 0.44 0.55 (0.06) (1.97) (2.03) 24.26
R-1 shares
2023(b) 20.97 (0.04) (0.27) (0.31) – – – 20.66
2022 28.35 (0.12) (5.13) (5.25) – (2.13) (2.13) 20.97
2021 18.94 (0.22) 10.19 9.97 – (0.56) (0.56) 28.35
2020 19.49 (0.09) 0.75 0.66 – (1.21) (1.21) 18.94
2019 21.46 (0.07) 1.00 0.93 – (2.90) (2.90) 19.49
2018 23.11 (0.09) 0.41 0.32 – (1.97) (1.97) 21.46

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.26) % (c),(d) $ 245,076 1.16% (e) – % 0.11% (e) 29.3% (e)
(19.05) (d) 253,893 1 .14 – (0.07) 18.7
54.21 (d) 348,066 1.12 – (0.35) 38.0
3.71 (d) 202,896 1.18 – (0.03) 41.6
7.38 (d) 218,037 1.22 – 0.04 40.0
1.73 (d) 218,500 1.18 – 0.06 51.6
(1.73) (c),(d) 17,635 2.08 (e) – (0.81) (e) 29.3 (e)
(19.73) (d) 19,971 2.00 – (0.94) 18.7
52.89 (d) 29,570 1.96 – (1.18) 38.0
2.85 (d) 21,727 2.03 – (0.87) 41.6
6.44 (d) 26,671 2.04 (f) – (0 .77) 40.0
0.93 (d) 34,505 1.98 (f) – (0.75) 51.6
(1.24) (c),(d) 186,330 1.01 (e),(g) 1.03 (e),(h) 0.26 (e) 29.3 (e)
(18.88) (d) 193,888 0.99 (g) 1.01 (h) 0.08 18.7
54.39 (d),(i) 259,335 0.98 (g) 1.00 (h) (0.20) 38.0
3.88 (d),(i) 175,489 1.03 (g) 1 .06 (h) 0.12 41.6
7.50 (d) 189,772 1.06 (g) 1.09 (h) 0.20 40.0
1.93 (d) 191,225 1.02 (g) 1.05 (h) 0.22 51.6
(1.15) (c) 401,963 0.85 (e),(f) – 0.42 (e) 29.3 (e)
(18.79) 411,643 0.85 (f) – 0.21 18.7
54.64 577,259 0.85 (f) – (0 .09) 38.0
4.07 147,591 0.85 (f) – 0.28 41.6
7.72 (i) 107,829 0.85 (f) – 0.41 40.0
2.12 (i) 91,484 0.81 (f) – 0.42 51.6
(1.48) (c) 1,767 1.62 (e) – (0.36) (e) 29.3 (e)
(19.42) (i) 1,948 1.62 – (0.56) 18.7
53.43 (i) 2,847 1.62 – (0.84) 38.0
3.24 1,825 1.63 – (0.48) 41.6
6.91 2,407 1.63 – (0.37) 40.0
1.25 2,403 1.63 – (0.38) 51.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
R-3 shares
2023(b) $ 22 .78 ( $ 0 .01 ) ( $ 0 .31 ) ( $ 0 .32 ) $ – $ – $ – $ 22 .46
2022 30 .51 ( 0 .06 ) ( 5 .54 ) ( 5 .60 ) – ( 2 .13 ) ( 2 .13 ) 22 .78
2021 20 .28 ( 0 .15 ) 10 .94 10 .79 – ( 0 .56 ) ( 0 .56 ) 30 .51
2020 20 .72 ( 0 .03 ) 0 .80 0 .77 – ( 1 .21 ) ( 1 .21 ) 20 .28
2019 22 .55 ( 0 .01 ) 1 .08 1 .07 – ( 2 .90 ) ( 2 .90 ) 20 .72
2018 24 .12 ( 0 .02 ) 0 .42 0 .40 – ( 1 .97 ) ( 1 .97 ) 22 .55
R-4 shares
2023(b) 24 .15 0 .02 ( 0 .33 ) ( 0 .31 ) – – – 23 .84
2022 32 .15 ( 0 .01 ) ( 5 .86 ) ( 5 .87 ) – ( 2 .13 ) ( 2 .13 ) 24 .15
2021 21 .30 ( 0 .10 ) 11 .51 11 .41 – ( 0 .56 ) ( 0 .56 ) 32 .15
2020 21 .69 – 0 .84 0 .84 ( 0 .02 ) ( 1 .21 ) ( 1 .23 ) 21 .30
2019 23 .46 0 .03 1 .14 1 .17 ( 0 .04 ) ( 2 .90 ) ( 2 .94 ) 21 .69
2018 24 .96 0 .03 0 .44 0 .47 – ( 1 .97 ) ( 1 .97 ) 23 .46
R-5 shares
2023(b) 24 .98 0 .03 ( 0 .34 ) ( 0 .31 ) ( 0 .01 ) – ( 0 .01 ) 24 .66
2022 33 .14 0 .02 ( 6 .05 ) ( 6 .03 ) – ( 2 .13 ) ( 2 .13 ) 24 .98
2021 21 .91 ( 0 .07 ) 11 .86 11 .79 – ( 0 .56 ) ( 0 .56 ) 33 .14
2020 22 .28 0 .03 0 .86 0 .89 ( 0 .05 ) ( 1 .21 ) ( 1 .26 ) 21 .91
2019 24 .00 0 .06 1 .17 1 .23 ( 0 .05 ) ( 2 .90 ) ( 2 .95 ) 22 .28
2018 25 .47 0 .06 0 .45 0 .51 ( 0 .01 ) ( 1 .97 ) ( 1 .98 ) 24 .00
R-6 shares
2023(b) 25 .42 0 .06 ( 0 .33 ) ( 0 .27 ) ( 0 .08 ) – ( 0 .08 ) 25 .07
2022 33 .61 0 .08 ( 6 .14 ) ( 6 .06 ) – ( 2 .13 ) ( 2 .13 ) 25 .42
2021 22 .21 – 12 .01 12 .01 – ( 0 .61 ) ( 0 .61 ) 33 .61
2020 22 .56 0 .08 0 .88 0 .96 ( 0 .10 ) ( 1 .21 ) ( 1 .31 ) 22 .21
2019 24 .25 0 .11 1 .20 1 .31 ( 0 .10 ) ( 2 .90 ) ( 3 .00 ) 22 .56
2018 25 .72 0 .11 0 .46 0 .57 ( 0 .07 ) ( 1 .97 ) ( 2 .04 ) 24 .25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 1 .36 ) % (c) ,(d) $ 15,272 1 .31% (e) ( 0 .05 ) % (e) 29 .3% (e)
( 19 .15 ) 14,119 1 .31 ( 0 .24 ) 18 .7
53 .90 15,267 1 .31 ( 0 .54 ) 38 .0
3 .60 7,119 1 .32 ( 0 .17 ) 41 .6
7 .23 9,247 1 .32 ( 0 .06 ) 40 .0
1 .55 11,352 1 .32 ( 0 .07 ) 51 .6
( 1 .28 ) (c) 40,846 1 .12 (e) 0 .14 (e) 29 .3 (e)
( 19 .00 ) 40,043 1 .12 ( 0 .06 ) 18 .7
54 .23 50,467 1 .12 ( 0 .35 ) 38 .0
3 .78 28,740 1 .13 0 .01 41 .6
7 .42 25,604 1 .13 0 .12 40 .0
1 .80 18,401 1 .13 0 .10 51 .6
( 1 .24 ) (c) 49,818 1 .00 (e) 0 .26 (e) 29 .3 (e)
( 18 .91 ) 50,244 1 .00 0 .09 18 .7
54 .46 44,522 1 .00 ( 0 .23 ) 38 .0
3 .88 26,842 1 .01 0 .13 41 .6
7 .55 23,288 1 .01 0 .26 40 .0
1 .92 22,556 1 .01 0 .22 51 .6
( 1 .07 ) (c) 229,512 0 .76 (e) ,(f) 0 .51 (e) 29 .3 (e)
( 18 .72 ) 221,952 0 .75 (f) 0 .32 18 .7
54 .76 169,609 0 .75 (f) 0 .01 38 .0
4 .14 75,621 0 .77 (f) 0 .37 41 .6
7 .82 (d) 62,428 0 .77 (f) 0 .49 40 .0
2 .20 (d) 48,252 0 .77 (f) 0 .42 51 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2023(b) $ 7.47 ( $ 0.02) $ 0 .21 $ 0.19 ( $ 0.10) ( $ 0.10) $ 7.56
2022 13.34 (0.06) (3.36) (3.42) (2.45) (2.45) 7.47
2021 10.37 (0.09) 3.94 3.85 (0.88) (0.88) 13.34
2020 9.29 (0.07) 2.16 2.09 (1.01) (1.01) 10.37
2019 10.56 (0.07) 0.69 0.62 (1.89) (1.89) 9.29
2018 10.88 (0.09) 1.04 0.95 (1.27) (1.27) 10.56
Institutional shares
2023(b) 12.54 (0.02) 0.36 0.34 (0.10) (0.10) 12.78
2022 20.54 ( 0 .07) (5.48) (5.55) (2.45) (2.45) 12.54
2021 15.56 (0.12) 5.98 5.86 (0.88) (0.88) 20.54
2020 13.45 (0.08) 3.20 3.12 (1.01) (1.01) 15.56
2019 14.29 (0.07) 1.12 1.05 (1.89) (1.89) 13.45
2018 14.27 (0.08) 1.37 1.29 (1.27) (1.27) 14.29
R-1 shares
2023(b) 8.61 (0.04) 0.24 0.20 (0.10) (0.10) 8.71
2022 15.05 (0.12) (3.87) (3.99) (2.45) (2.45) 8.61
2021 11.67 (0.19) 4.45 4.26 (0.88) (0.88) 15.05
2020 10.40 (0.14) 2.42 2.28 (1.01) (1.01) 11.67
2019 11.62 (0.14) 0.81 0.67 (1.89) (1.89) 10.40
2018 11.91 (0.17) 1.15 0.98 (1.27) (1.27) 11.62
R-3 shares
2023(b) 9.28 (0.03) 0.25 0.22 (0.10) (0.10) 9.40
2022 15.96 (0.10) (4.13) (4.23) (2.45) (2.45) 9.28
2021 12 .30 (0.16) 4.70 4.54 (0.88) (0.88) 15.96
2020 10.87 (0.11) 2.55 2.44 (1.01) (1.01) 12.30
2019 12.02 (0.11) 0.85 0.74 (1.89) (1.89) 10.87
2018 12.25 (0.14) 1.18 1.04 (1.27) (1.27) 12.02
R-4 shares
2023(b) 10.38 (0.03) 0.30 0.27 (0.10) (0.10) 10.55
2022 17.51 (0.09) (4.59) (4.68) (2.45) (2.45) 10.38
2021 13.40 (0.14) 5.13 4.99 (0.88) (0.88) 17.51
2020 11.74 (0.10) 2.77 2.67 (1.01) (1.01) 13.40
2019 12.79 (0.10) 0.94 0.84 (1.89) (1.89) 11.74
2018 12.94 (0.12) 1.24 1.12 (1.27) (1.27) 12 .79
R-5 shares
2023(b) 11.24 (0.02) 0.31 0.29 (0.10) (0.10) 11.43
2022 18.71 (0.08) (4.94) (5.02) (2.45) (2.45) 11.24
2021 14.25 (0.13) 5.47 5.34 (0.88) (0.88) 18.71
2020 12.42 (0.09) 2.93 2.84 (1.01) (1.01) 14.25
2019 13.39 (0.09) 1.01 0.92 (1.89) (1.89) 12.42
2018 13.47 (0.11) 1.30 1.19 (1.27) (1.27) 13.39
R-6 shares
2023(b) 12.57 (0.01) 0.35 0.34 (0.10) (0.10) 12.81
2022 20.56 (0.05) (5.49) (5.54) (2.45) (2.45) 12.57
2021 15.55 (0.10) 5.99 5.89 (0.88) (0.88) 20.56
2020 13.43 (0.06) 3.19 3.13 (1.01) (1.01) 15.55
2019 14.27 (0.06) 1.11 1.05 (1.89) (1.89) 13 .43
2018 14.25 (0.08) 1.37 1.29 (1.27) (1.27) 14.27

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.63% (c),(d) $ 63,913 1.14% (e),(f) 1.18% (e),(g) (0.44) % (e) 46.3% (e)
(29.78) (d) 63,827 1.11 (f) 1.15 (g) (0 .64) 50.7
38.18 (d) 103,343 1.07 (f) 1.11 (g) (0.74) 62.1
24.24 (d) 78,084 1.16 (f) 1.22 (g) (0.75) 67.6
10.17 (d) 69,567 1.33 (f) 1.45 (g) (0.81) 57.4
8.82 (d) 66,138 1.29 (f) 1.41 (g) (0.81) 68.8
2.76 (c) 141,892 0.97 (e),(h) – (0.25) (e) 46.3 (e)
(29.74) (i) 195,117 0.94 (h) – (0.47) 50.7
38.44 (i) 300,718 0.93 (h) – (0.60) 62.1
24.51 (i) 222,802 0.97 (h) – (0.57) 67.6
10.50 (i) 148,229 1.02 (h) – (0 .50) 57.4
9.12 152,106 1.02 (h) – (0.54) 68.8
2.39 (c) 1,720 1.72 (e),(h) – (1.01) (e) 46.3 (e)
(30.30) (i) 1,688 1.71 (h) – (1.25) 50.7
37.37 (i) 2,523 1.71 (h) – (1.38) 62.1
23.53 (i) 1,980 1.75 (h) – (1.34) 67.6
9.59 1,757 1.87 (h) – (1.35) 57.4
8.27 2,255 1.87 (h) – (1.39) 68.8
2.55 (c),(i) 13,051 1.41 (e),(h) – (0.70) (e) 46.3 (e)
(30.07) (i) 13,703 1.40 (h) – (0.94) 50.7
37.78 18,489 1.40 (h) – (1.07) 62.1
23.92 13,013 1.44 (h) – (1.03) 67.6
9.90 13,075 1.56 (h) – (1.04) 57.4
8.54 14,357 1.56 (h) – (1.08) 68.8
2.66 (c) 9,903 1.22 (e),(h) – (0.51) (e) 46.3 (e)
(29.95) (i) 9,817 1.21 (h) – (0.75) 50.7
38.13 (i) 21,478 1.21 (h) – (0.88) 62.1
24.12 15,438 1.25 (h) – (0.84) 67.6
10.11 12,710 1.37 (h) – (0.85) 57.4
8.72 12,526 1.37 (h) – (0.89) 68.8
2.63 (c) 26,796 1.10 (e),(h) – (0.39) (e) 46.3 (e)
(29.79) 32,559 1.09 (h) – (0.63) 50.7
38.24 50,285 1.09 (h) – (0.75) 62.1
24.17 42,541 1.13 (h) – (0.72) 67.6
10.29 37,322 1.25 (h) – (0.73) 57.4
8.91 43,250 1.25 (h) – (0.77) 68.8
2.84 (c),(i) 2,016,553 0.84 (e),(h) – (0.13) (e) 46.3 (e)
(29.67) (i) 1,935,411 0.84 (h) – (0.37) 50.7
38.60 2,780,704 0.83 (h) – (0.50) 62.1
24.63 (i) 1,817,204 0.86 (h) – (0.46) 67.6
10.52 (i) 1,497,648 0.99 (h) – (0.48) 57.4
9.13 1,457,244 0.99 (h) – (0.52) 68.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2023(b) $ 24.87 $ 0.18 ( $ 1.01) ( $ 0.83) ( $ 0.28) ( $ 2.33) ( $ 2.61) $ 21.43
2022 31.18 0.27 (3.84) (3.57) (0.25) (2.49) (2.74) 24.87
2021 20.17 0.24 11.32 11.56 (0.24) (0.31) (0.55) 31.18
2020 23.55 0.21 (1.85) (1.64) (0.26) (1.48) (1.74) 20.17
2019 26.23 0.23 0.04 0.27 (0.27) (2.68) (2.95) 23.55
2018 26.68 0.24 1.10 1.34 (0.25) (1.54) (1.79) 26.23
Institutional shares
2023(b) 26.79 0.22 (1.09) (0.87) (0.33) ( 2 .33) (2.66) 23.26
2022 33.36 0.34 (4.12) (3.78) (0.30) (2.49) (2.79) 26.79
2021 21.54 0.31 12.09 12.40 (0.27) (0.31) (0.58) 33.36
2020 25.03 0.27 (1.98) (1.71) (0.30) (1.48) (1.78) 21.54
2019 27.68 0.30 0.05 0.35 (0.32) (2.68) (3.00) 25.03
2018 28.06 0.31 1.15 1.46 (0.30) (1.54) (1.84) 27.68
R-1 shares
2023(b) 26.15 0.11 (1.06) (0.95) (0.12) (2.33) (2.45) 22.75
2022 32.59 0.10 (4.03) (3.93) (0.02) (2.49) (2.51) 26.15
2021 21.08 0.06 11.85 11.91 (0.09) (0.31) (0.40) 32.59
2020 24.50 0 .09 (1.95) (1.86) (0.08) (1.48) (1.56) 21.08
2019 27.11 0.10 0.07 0.17 (0.10) (2.68) (2.78) 24.50
2018 27.53 0.07 1.14 1.21 (0.09) (1.54) (1.63) 27.11
R-3 shares
2023(b) 27.39 0.16 (1.12) (0.96) (0.18) (2.33) (2.51) 23.92
2022 34.04 0.20 (4.22) (4.02) (0.14) (2.49) (2.63) 27.39
2021 21.99 0.16 12.35 12.51 (0.15) (0.31) (0.46) 34.04
2020 25.52 0.16 (2.02) (1.86) (0.19) (1.48) (1.67) 21.99
2019 28.12 0.18 0.08 0.26 (0.18) (2.68) (2.86) 25.52
2018 28.49 0.17 1.17 1.34 (0.17) (1.54) (1.71) 28.12
R-4 shares
2023(b) 27.83 0.19 (1.14) (0.95) (0.24) (2.33) (2.57) 24.31
2022 34.52 0.25 (4.27) (4.02) (0.18) (2.49) (2.67) 27.83
2021 22.28 0.22 12.53 12.75 (0.20) (0.31) (0.51) 34.52
2020 25.84 0.21 (2.07) (1.86) (0.22) (1.48) (1.70) 22.28
2019 28.43 0.23 0.08 0.31 (0.22) (2.68) (2.90) 25.84
2018 28.77 0.23 1.19 1.42 (0.22) (1.54) (1.76) 28.43
R-5 shares
2023(b) 28.03 0.20 (1.14) (0.94) (0.27) (2.33) (2.60) 24.49
2022 34.76 0.29 (4.30) (4.01) (0.23) (2.49) (2.72) 28.03
2021 22.44 0.26 12.60 12.86 (0.23) (0.31) (0.54) 34.76
2020 26.00 0.23 (2.06) (1.83) (0.25) (1.48) (1.73) 22.44
2019 28.59 0.27 0.08 0.35 (0.26) (2.68) (2.94) 26.00
2018 28.93 0.26 1.19 1.45 (0.25) (1.54) (1.79) 28.59
R-6 shares
2023(b) 26.78 0.22 (1.08) (0.86) (0.34) (2.33) (2.67) 23 .25
2022 33.35 0.35 (4.11) (3.76) (0.32) (2.49) (2.81) 26.78
2021 21.54 0.33 12.08 12 .41 (0.29) (0.31) (0.60) 33.35
2020 25.03 0.27 (1.96) (1.69) (0.32) (1.48) (1.80) 21.54
2019 27 .67 0.31 0.06 0.37 (0.33) (2.68) (3.01) 25.03
2018 28.05 0.32 1.15 1.47 (0.31) (1.54) (1.85) 27.67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(3.30) % (c),(d) $ 165,936 0.41% (e),(f) 0.43% (e),(g) 1.56% (e) 24.4% (e)
(12.25) (d) 175,397 0.40 (f) 0.42 (g) 1.01 15.9
57.97 (d) 209,971 0.39 (f) 0.41 (g) 0.83 11.9
(7.93) (d) 136,338 0.42 (f) 0.45 (g) 1.02 21.4
2.86 (d) 171,912 0.44 (f) 0.47 (g) 1.01 16.8
5.14 (d) 182,777 0.41 (f) 0.44 (g) 0.89 17.4
(3.23) (c) 207,704 0.21 (e),(h) – 1.77 (e) 24.4 (e)
(12.08) 229,566 0.21 (h) – 1.19 15.9
58.26 291,508 0.21 (h) – 1.01 11.9
(7.75) 218,125 0.24 (h) – 1.22 21.4
3.04 330,036 0.24 (h) – 1.21 16.8
5.32 359,661 0.22 (h) – 1.08 17.4
(3.61) (c) 6,285 1.04 (e) – 0.94 (e) 24.4 (e)
(12.81) (i) 6,738 1.04 – 0.37 15.9
56.98 (i) 8,077 1.04 – 0.18 11.9
(8.48) 6,987 1.04 – 0.42 21.4
2.24 10,201 1.04 – 0.41 16.8
4.46 12,877 1.04 – 0.26 17.4
(3.48) (c) 71,925 0.73 (e) – 1.25 (e) 24.4 (e)
(12.54) 79,204 0.73 – 0.67 15.9
57.42 103,119 0.73 – 0.49 11.9
(8.19) 71,759 0.73 – 0.72 21.4
2.55 101,745 0.73 – 0.73 16.8
4.77 109,187 0.73 – 0.57 17.4
(3.40) (c) 30,306 0.54 (e) – 1.44 (e) 24.4 (e)
(12.35) 34,056 0 .54 – 0.86 15.9
57.78 45,339 0.54 – 0.68 11.9
(8.07) 39,413 0.54 – 0.92 21.4
2.75 57,686 0. 54 – 0.92 16.8
5.01 74,989 0.54 – 0.76 17.4
(3.34) (c) 91,667 0.42 (e) – 1.56 (e) 24.4 (e)
(12.25) 103,304 0.42 – 0.99 15.9
57.89 128,741 0.42 – 0.80 11.9
(7.91) 92,028 0.42 – 1.04 21.4
2.89 132,921 0.42 – 1.04 16.8
5.10 179,867 0.42 – 0.88 17.4
(3.18) (c) 548,410 0.16 (e) – 1.81 (e) 24.4 (e)
(12.04) 533,682 0.16 (h) – 1.24 15.9
58.33 646,055 0.16 (h) – 1.06 11.9
(7.67) 459,359 0.16 (h) – 1.28 21.4
3.14 464,412 0.17 (h) – 1.28 16.8
5.37 383,063 0.16 (h) – 1.12 17.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2023(b) $ 11.41 $ 0.05 ( $ 0.22) ( $ 0.17) ( $ 0.06) ( $ 1.14) ( $ 1.20) $ 10.04
2022 14.02 0.05 (0.75) (0.70) (0.06) (1.85) (1.91) 11.41
2021 8.63 0.04 5.39 5.43 (0.04) – (0.04) 14.02
2020 10.19 0.04 (1.55) (1.51) (0.05) – (0.05) 8.63
2019 11.78 0.05 0.19 0.24 (0.05) (1.78) (1.83) 10.19
2018 13.42 0.02 (0.35) (0.33) (0.01) (1.30) (1.31) 11.78
Institutional shares
2023(b) 11.88 0.08 (0.25) (0.17) (0.09) (1.14) (1.23) 10.48
2022 14.50 0.09 (0.77) (0.68) (0.09) (1.85) (1.94) 11.88
2021 8.94 0.09 5.56 5.65 (0.09) – (0.09) 14.50
2020 10.55 0.08 (1.59) (1.51) (0.10) – (0.10) 8.94
2019 12.12 0.10 0.20 0.30 (0.09) (1.78) (1.87) 10.55
2018 13.77 0.07 (0.36) (0.29) (0.06) (1.30) (1.36) 12.12
R-1 shares
2023(b) 10.25 0.02 (0.20) (0.18) (0.02) (1.14) (1.16) 8.91
2022 12.79 (0.01) (0.68) (0.69) – (1.85) (1.85) 10.25
2021 7.90 (0.02) 4.92 4.90 (0.01) – (0.01) 12.79
2020 9.32 0.01 (1.43) (1.42) – – – 7.90
2019 10.93 0.01 0.16 0.17 – (1.78) (1.78) 9.32
2018 12.59 (0.04) (0.32) (0.36) – (1.30) (1.30) 10.93
R-3 shares
2023(b) 11.17 0.04 (0.21) (0.17) (0.04) (1.14) (1.18) 9.82
2022 13.76 0.02 (0.73) (0.71) (0.03) (1.85) (1.88) 11.17
2021 8.48 0.02 5.29 5.31 (0.03) – (0.03) 13.76
2020 10.01 0.03 (1.52) (1.49) (0.04) – (0.04) 8.48
2019 11.59 0.04 0.18 0.22 (0.02) (1.78) (1.80) 10.01
2018 13.23 – (0.34) (0.34) – (1.30) (1.30) 11.59
R-4 shares
2023(b) 11.41 0.05 (0.22) (0.17) (0.05) (1.14) (1.19) 10.05
2022 14.02 0.05 (0.76) (0.71) (0.05) (1.85) (1.90) 11.41
2021 8.63 0.05 5.39 5.44 (0.05) – (0.05) 14.02
2020 10.19 0.05 (1.55) (1.50) (0.06) – (0.06) 8.63
2019 11.77 0.06 0.18 0.24 (0.04) (1.78) (1.82) 10.19
2018 13.41 0.02 (0.35) (0.33) (0.01) (1.30) (1.31) 11.77
R-5 shares
2023(b) 11.59 0.06 (0.22) (0.16) (0.07) (1.14) (1.21) 10.22
2022 14.20 0.06 (0.75) (0.69) (0.07) (1.85) (1.92) 11.59
2021 8.75 0.06 5.45 5.51 (0.06) – (0.06) 14.20
2020 10.33 0.06 (1.57) (1.51) (0.07) – (0.07) 8.75
2019 11.91 0.07 0.19 0.26 (0.06) (1.78) (1.84) 10.33
2018 13.55 0.04 (0.35) (0.31) (0.03) (1.30) (1.33) 11.91
R-6 shares
2023(b) 11.87 0.07 (0.22) (0.15) (0.10) (1.14) (1.24) 10.48
2022 14.50 0.09 (0.77) (0.68) (0.10) (1.85) (1.95) 11.87
2021 8.93 0.10 5.56 5.66 (0.09) – (0.09) 14.50
2020 10.54 0.09 (1.60) (1.51) (0.10) – (0.10) 8.93
2019 12.12 0.10 0.19 0.29 (0.09) (1.78) (1.87) 10.54
2018 13.76 0.07 (0.35) (0.28) (0.06) (1.30) (1.36) 12.12

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.26) % (c),(d),(e) $ 20,781 1.30% (f),(g) 1.34% (f),(h) 0.99% (f) 53.1% (f)
(5.41) (e) 20,790 1.28 (g) 1.32 (h) 0.40 55.4
63.03 (e) 23,564 1.29 (g) 1.33 (h) 0.35 87.5
(14.92) (e) 11,752 1.48 (g) 1.54 (h) 0.42 92.2
4.60 (e) 16,348 1.45 (g) 1.52 (h) 0.46 76.1
(3.18) (e) 17,180 1.36 (g) 1.43 (h) 0.13 84.1
(1.26) (c) 135,231 0.96 (f),(i) – 1.40 (f) 53.1 (f)
(5.02) 185,308 0.96 (i) – 0.73 55.4
63.45 204,526 0.96 (i) – 0.70 87.5
(14.51) 103,672 0.98 (i) – 0.90 92.2
5.09 116,450 0.99 (i) – 0.92 76.1
(2.80) 129,984 1.00 (i) – 0.49 84.1
(1.64) (c) 710 1.81 (f),(i) – 0.48 (f) 53.1 (f)
(5.84) 772 1.80 (i) – (0.13) 55.4
62.06 741 1.80 (i) – (0.13) 87.5
(15.21) 583 1.84 (i) – 0.06 92.2
4.21 871 1.84 (i) – 0.07 76.1
(3.61) 983 1.84 (i) – (0.35) 84.1
(1.42) (c) 5,107 1.50 (f),(i) – 0.79 (f) 53.1 (f)
(5.59) 5,063 1.49 (i) – 0.19 55.4
62.67 6,089 1.49 (i) – 0.14 87.5
(14.99) 3,599 1.53 (i) – 0.39 92.2
4.51 6,798 1.53 (i) – 0.39 76.1
(3.27) 9,087 1.53 (i) – (0.04) 84.1
(1.30) (c) 2,478 1.31 (f),(i) – 0.99 (f) 53.1 (f)
(5.45) 2,703 1.30 (i) – 0.39 55.4
63.15 4,153 1.30 (i) – 0.37 87.5
(14.84) 2,278 1.34 (i) – 0.59 92.2
4.67 4,746 1.34 (i) – 0.57 76.1
(3.14) 4,824 1.34 (i) – 0.15 84.1
(1.27) (c) 11,444 1.19 (f),(i) – 1.10 (f) 53.1 (f)
(5.28) 13,339 1.18 (i) – 0.51 55.4
63.22 16,754 1.18 (i) – 0.49 87.5
(14.74) 14,788 1.22 (i) – 0.69 92.2
4.80 19,469 1.22 (i) – 0.70 76.1
(2.99) 23,256 1.22 (i) – 0.28 84.1
(1.13) (c) 952,245 0.93 (f),(i) – 1 .35 (f) 53.1 (f)
(5.07) 895,326 0.93 (i) – 0.76 55.4
63.66 1,150,438 0.93 (i) – 0.72 87.5
(14.51) 663,938 0.96 (i) – 0.94 92.2
5.05 840,894 0.97 (i) – 0.94 76.1
(2.70) 885,580 0.96 (i) – 0.54 84.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2023(b) $ 6 .31 $ 0 .10 $ 0 .41 $ 0 .51 ( $ 0 .10 ) ( $ 0 .10 ) $ 6 .72
2022 7 .61 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .17 ) ( 0 .17 ) 6 .31
2021 7 .40 0 .17 0 .21 0 .38 ( 0 .17 ) ( 0 .17 ) 7 .61
2020 7 .43 0 .18 ( 0 .04 ) 0 .14 ( 0 .17 ) ( 0 .17 ) 7 .40
2019 6 .95 0 .24 0 .47 0 .71 ( 0 .23 ) ( 0 .23 ) 7 .43
2018 7 .24 0 .28 ( 0 .31 ) ( 0 .03 ) ( 0 .26 ) ( 0 .26 ) 6 .95
Class C shares
2023(b) 6 .33 0 .07 0 .41 0 .48 ( 0 .07 ) ( 0 .07 ) 6 .74
2022 7 .63 0 .11 ( 1 .30 ) ( 1 .19 ) ( 0 .11 ) ( 0 .11 ) 6 .33
2021 7 .43 0 .11 0 .20 0 .31 ( 0 .11 ) ( 0 .11 ) 7 .63
2020 7 .46 0 .12 ( 0 .04 ) 0 .08 ( 0 .11 ) ( 0 .11 ) 7 .43
2019 6 .97 0 .19 0 .47 0 .66 ( 0 .17 ) ( 0 .17 ) 7 .46
2018 7 .27 0 .22 ( 0 .32 ) ( 0 .10 ) ( 0 .20 ) ( 0 .20 ) 6 .97
Institutional shares
2023(b) 6 .31 0 .11 0 .42 0 .53 ( 0 .11 ) ( 0 .11 ) 6 .73
2022 7 .61 0 .19 ( 1 .30 ) ( 1 .11 ) ( 0 .19 ) ( 0 .19 ) 6 .31
2021 7 .41 0 .19 0 .20 0 .39 ( 0 .19 ) ( 0 .19 ) 7 .61
2020 7 .44 0 .21 ( 0 .05 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 7 .41
2019 6 .95 0 .26 0 .48 0 .74 ( 0 .25 ) ( 0 .25 ) 7 .44
2018 7 .25 0 .29 ( 0 .31 ) ( 0 .02 ) ( 0 .28 ) ( 0 .28 ) 6 .95

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8 .09% (c) ,(d) $ 291,961 0 .85% (e) 0 .74% (e) ,(f) 3 .07% (e) 29 .2% (e)
( 14 .99 ) (d) 299,054 0 .77 0 .73 (f) 2 .44 59 .3
5 .19 (d) 417,381 0 .79 0 .76 (f) 2 .18 24 .8
1 .89 (d) 356,581 0 .81 0 .77 (f) 2 .50 66 .7
10 .28 (d) 358,580 0 .86 0 .79 (f) 3 .36 64 .0
( 0 .42 ) (d) 269,439 0 .85 0 .78 (f) 3 .87 65 .8
7 .60 (c) ,(d) 20,675 1 .71 (e) ,(g) 1 .60 (e) ,(f) ,(g) 2 .21 (e) 29 .2 (e)
( 15 .67 ) (d) 22,134 1 .61 (g) 1 .57 (f) ,(g) 1 .59 59 .3
4 .17 (d) 35,338 1 .61 (g) 1 .58 (f) ,(g) 1 .37 24 .8
1 .05 (d) 38,229 1 .63 (g) 1 .59 (f) ,(g) 1 .69 66 .7
9 .51 (d) 39,162 1 .67 (g) 1 .60 (f) ,(g) 2 .55 64 .0
( 1 .38 ) (d) 26,337 1 .67 (g) 1 .60 (f) ,(g) 3 .05 65 .8
8 .40 (c) 266,983 0 .56 (e) ,(g) 0 .45 (e) ,(f) ,(g) 3 .36 (e) 29 .2 (e)
( 14 .88 ) (h) 278,642 0 .50 (g) 0 .46 (f) ,(g) 2 .72 59 .3
5 .44 (h) 345,082 0 .54 (g) 0 .51 (f) ,(g) 2 .42 24 .8
2 .14 248,148 0 .56 (g) 0 .52 (f) ,(g) 2 .85 66 .7
10 .73 163,406 0 .59 (g) 0 .52 (f) ,(g) 3 .57 64 .0
( 0 .31 ) 70,842 0 .59 (g) 0 .52 (f) ,(g) 4 .11 65 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2023 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the
Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( November 1, 2022 to April 30, 2023 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Beginning Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Annualized
Expense
Ratio
California Municipal Fund
Class A $ 1,000.00 $ 1,070.54 $ 4.47 $ 1,000.00 $ 1,020.48 $ 4.36 0.87%
Class C 1,000.00 1,065.97 8.71 1,000.00 1,016.36 8.50 1.70
Institutional 1,000.00 1,072.98 3.14 1,000.00 1,021.77 3.06 0.61
California Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,070.54 3.70 1,000.00 1,021.22 3.61 0.72
Class C 1,000.00 1,065.97 7.94 1,000.00 1,017.11 7.75 1.55
Institutional 1,000.00 1,072.98 2.36 1,000.00 1,022.51 2.31 0.46
Core Fixed Income Fund
Class A 1,000.00 1,068.08 4.00 1,000.00 1,020.93 3.91 0.78
Class C 1,000.00 1,063.88 8.80 1,000.00 1,016.27 8.60 1.72
Class J 1,000.00 1,068.63 3.28 1,000.00 1,021.62 3.21 0.64
Institutional 1,000.00 1,069.51 2.36 1,000.00 1,022.51 2.31 0.46
R-1 1,000.00 1,065.31 6.45 1,000.00 1,018.55 6.31 1.26
R-3 1,000.00 1,066.78 4.87 1,000.00 1,020.08 4.76 0.95
R-4 1,000.00 1,067.86 3.90 1,000.00 1,021.03 3.81 0.76
R-5 1,000.00 1,068.67 3.28 1,000.00 1,021.62 3.21 0.64
R-6 1,000.00 1,070.04 1.95 1,000.00 1,022.91 1.91 0.38

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Beginning Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Annualized
Expense
Ratio
Core Plus Bond Fund
Class A $ 1,000.00 $ 1,066.10 $ 4.30 $ 1,000.00 $ 1,020.63 $ 4.21 0.84%
Class J 1,000.00 1,066.30 4.71 1,000.00 1,020.23 4.61 0.92
Institutional 1,000.00 1,067.60 2.87 1,000.00 1,022.02 2.81 0.56
R-1 1,000.00 1,063.39 7.06 1,000.00 1,017.95 6.90 1.38
R-3 1,000.00 1,064.32 5.48 1,000.00 1,019.49 5.36 1.07
R-4 1,000.00 1,065.94 4.51 1,000.00 1,020.43 4.41 0.88
R-5 1,000.00 1,066.97 3.89 1,000.00 1,021.03 3.81 0.76
Diversified Income Fund
Class A 1,000.00 1,055.24 5.20 1,000.00 1,019.74 5.11 1.02
Class C 1,000.00 1,051.35 9.16 1,000.00 1,015.87 9.00 1.80
Institutional 1,000.00 1,056.43 3.47 1,000.00 1,021.42 3.41 0.68
R-6 1,000.00 1,056.54 3.42 1,000.00 1,021.47 3.36 0.67
Diversified International Fund
Class A 1,000.00 1,178.07 6.70 1,000.00 1,018.65 6.21 1.24
Class J 1,000.00 1,178.39 6.10 1,000.00 1,019.19 5.66 1.13
Institutional 1,000.00 1,180.94 4.60 1,000.00 1,020.58 4.26 0.85
R-1 1,000.00 1,175.49 9.01 1,000.00 1,016.51 8.35 1.67
R-3 1,000.00 1,176.90 7.18 1,000.00 1,018.20 6.66 1.33
R-4 1,000.00 1,178.06 6.16 1,000.00 1,019.14 5.71 1.14
R-5 1,000.00 1,179.50 5.51 1,000.00 1,019.74 5.11 1.02
R-6 1,000.00 1,179.98 4.11 1,000.00 1,021.03 3.81 0.76
Equity Income Fund
Class A 1,000.00 1,050.73 4.42 1,000.00 1,020.48 4.36 0.87
Class C 1,000.00 1,047.09 8.27 1,000.00 1,016.71 8.15 1.63
Class J 1,000.00 1,051.41 4.02 1,000.00 1,020.88 3.96 0.79
Institutional 1,000.00 1,052.47 2.65 1,000.00 1,022.22 2.61 0.52
R-1 1,000.00 1,048.17 7.06 1,000.00 1,017.90 6.95 1.39
R-3 1,000.00 1,049.46 5.49 1,000.00 1,019.44 5.41 1.08
R-4 1,000.00 1,050.63 4.53 1,000.00 1,020.38 4.46 0.89
R-5 1,000.00 1,051.23 3.92 1,000.00 1,020.98 3.86 0.77
Finisterre Emerging Markets Total Return Bond Fund
Institutional 1,000.00 1,131.91 4.49 1,000.00 1,020.58 4.26 0.85
Global Emerging Markets Fund
Class A 1,000.00 1,166.46 7.95 1,000.00 1,017.46 7.40 1.48
Class J 1,000.00 1,167.22 7.09 1,000.00 1,018.25 6.61 1.32
Institutional 1,000.00 1,168.06 6.07 1,000.00 1,019.19 5.66 1.13
R-1 1,000.00 1,163.57 10.51 1,000.00 1,015.08 9.79 1.96
R-3 1,000.00 1,165.51 8.86 1,000.00 1,016.61 8.25 1.65
R-4 1,000.00 1,166.19 7.84 1,000.00 1,017.55 7.30 1.46
R-5 1,000.00 1,167.07 7.20 1,000.00 1,018.15 6.71 1.34
R-6 1,000.00 1,169.00 5.65 1,000.00 1,019.59 5.26 1.05
Global Real Estate Securities Fund
Class A 1,000.00 1,079.99 6.86 1,000.00 1,018.20 6.66 1.33
Institutional 1,000.00 1,081.44 4.85 1,000.00 1,020.13 4.71 0.94
R-3 1,000.00 1,078.13 7.47 1,000.00 1,017.60 7.25 1.45
R-4 1,000.00 1,078.83 6.49 1,000.00 1,018.55 6.31 1.26
R-5 1,000.00 1,079.80 5.88 1,000.00 1,019.14 5.71 1.14
R-6 1,000.00 1,082.15 4.59 1,000.00 1,020.38 4.46 0.89

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Beginning Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Annualized
Expense
Ratio
Government & High Quality Bond Fund
Class A $ 1,000.00 $ 1,065.66 $ 4.30 $ 1,000.00 $ 1,020.63 $ 4.21 0.84%
Class J 1,000.00 1,065.20 4.56 1,000.00 1,020.38 4.46 0.89
Institutional 1,000.00 1,067.18 2.72 1,000.00 1,022.17 2.66 0.53
R-1 1,000.00 1,063.10 6.60 1,000.00 1,018.40 6.46 1.29
R-3 1,000.00 1,064.74 5.02 1,000.00 1,019.93 4.91 0.98
R-4 1,000.00 1,065.73 4.05 1,000.00 1,020.88 3.96 0.79
R-5 1,000.00 1,067.53 3.43 1,000.00 1,021.47 3.36 0.67
Government Money Market Fund
Institutional 1,000.00 1,020.83 0.70 1,000.00 1,024.10 0.70 0.14
R-6 1,000.00 1,017.03 0.54
(b)
1,000.00 1,024.10 0.70 0.14
High Income Fund
Institutional 1,000.00 1,058.79 3.11 1,000.00 1,021.77 3.06 0.61
High Yield Fund
Class A 1,000.00 1,067.53 4.72 1,000.00 1,020.23 4.61 0.92
Class C 1,000.00 1,062.29 8.90 1,000.00 1,016.17 8.70 1.74
Institutional 1,000.00 1,069.77 3.13 1,000.00 1,021.77 3.06 0.61
R-6 1,000.00 1,070.22 2.72 1,000.00 1,022.17 2.66 0.53
Inflation Protection Fund
Class J 1,000.00 1,043.92 3.85 1,000.00 1,021.03 3.81 0.76
Institutional 1,000.00 1,045.33 1.98 1,000.00 1,022.86 1.96 0.39
R-1 1,000.00 1,041.15 6.43 1,000.00 1,018.50 6.36 1.27
R-3 1,000.00 1,042.22 4.86 1,000.00 1,020.03 4.81 0.96
R-4 1,000.00 1,043.54 3.90 1,000.00 1,020.98 3.86 0.77
R-5 1,000.00 1,043.79 3.29 1,000.00 1,021.57 3.26 0.65
International Fund I
Institutional 1,000.00 1,202.30 4.42 1,000.00 1,020.78 4.06 0.81
R-1 1,000.00 1,197.00 8.61 1,000.00 1,016.96 7.90 1.58
R-3 1,000.00 1,199.08 6.92 1,000.00 1,018.50 6.36 1.27
R-4 1,000.00 1,200.50 5.89 1,000.00 1,019.44 5.41 1.08
R-5 1,000.00 1,201.38 5.24 1,000.00 1,020.03 4.81 0.96
R-6 1,000.00 1,201.76 3.88 1,000.00 1,021.27 3.56 0.71
LargeCap Growth Fund I
Class A 1,000.00 1,112.80 5.24 1,000.00 1,019.84 5.01 1.00
Class J 1,000.00 1,113.86 4.25 1,000.00 1,020.78 4.06 0.81
Institutional 1,000.00 1,114.54 3.57 1,000.00 1,021.42 3.41 0.68
R-1 1,000.00 1,109.28 7.69 1,000.00 1,017.50 7.35 1.47
R-3 1,000.00 1,110.86 6.07 1,000.00 1,019.04 5.81 1.16
R-4 1,000.00 1,112.16 5.08 1,000.00 1,019.98 4.86 0.97
R-5 1,000.00 1,113.16 4.45 1,000.00 1,020.58 4.26 0.85
R-6 1,000.00 1,114.37 3.09 1,000.00 1,021.87 2.96 0.59
LargeCap S&P 500 Index Fund
Class A 1,000.00 1,083.72 2.12 1,000.00 1,022.76 2.06 0.41
Class C 1,000.00 1,079.29 6.70 1,000.00 1,018.35 6.51 1.30
Class J 1,000.00 1,083.99 1.81 1,000.00 1,023.06 1.76 0.35
Institutional 1,000.00 1,085.32 0.83 1,000.00 1,024.00 0.80 0.16
R-1 1,000.00 1,080.78 5.31 1,000.00 1,019.69 5.16 1.03
R-3 1,000.00 1,082.42 3.72 1,000.00 1,021.22 3.61 0.72
R-4 1,000.00 1,083.21 2.74 1,000.00 1,022.17 2.66 0.53
R-5 1,000.00 1,084.02 2.12 1,000.00 1,022.76 2.06 0.41

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Beginning Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Annualized
Expense
Ratio
LargeCap Value Fund III
Class J $ 1,000.00 $ 1,021.68 $ 5.01 $ 1,000.00 $ 1,019.84 $ 5.01 1.00%
Institutional 1,000.00 1,023.90 3.61 1,000.00 1,021.22 3.61 0.72
R-1 1,000.00 1,019.49 7.91 1,000.00 1,016.96 7.90 1.58
R-3 1,000.00 1,020.89 6.36 1,000.00 1,018.50 6.36 1.27
R-4 1,000.00 1,021.56 5.41 1,000.00 1,019.44 5.41 1.08
R-5 1,000.00 1,022.71 4.81 1,000.00 1,020.03 4.81 0.96
MidCap Fund
Class A 1,000.00 1,085.37 4.91 1,000.00 1,020.08 4.76 0.95
Class C 1,000.00 1,080.50 9.13 1,000.00 1,016.02 8.85 1.77
Class J 1,000.00 1,086.01 4.14 1,000.00 1,020.83 4.01 0.80
Institutional 1,000.00 1,086.66 3.52 1,000.00 1,021.42 3.41 0.68
R-1 1,000.00 1,082.56 7.59 1,000.00 1,017.50 7.35 1.47
R-3 1,000.00 1,084.27 5.99 1,000.00 1,019.04 5.81 1.16
R-4 1,000.00 1,084.86 5.01 1,000.00 1,019.98 4.86 0.97
R-5 1,000.00 1,085.62 4.40 1,000.00 1,020.58 4.26 0.85
R-6 1,000.00 1,087.24 3.11 1,000.00 1,021.82 3.01 0.60
MidCap Growth Fund
Class J 1,000.00 1,017.33 4.70 1,000.00 1,020.13 4.71 0.94
Institutional 1,000.00 1,018.41 3.75 1,000.00 1,021.08 3.76 0.75
R-1 1,000.00 1,015.15 7.74 1,000.00 1,017.11 7.75 1.55
R-3 1,000.00 1,015.67 6.20 1,000.00 1,018.65 6.21 1.24
R-4 1,000.00 1,017.75 5.25 1,000.00 1,019.59 5.26 1.05
R-5 1,000.00 1,017.74 4.65 1,000.00 1,020.18 4.66 0.93
MidCap Growth Fund III
Class J 1,000.00 1,055.69 5.81 1,000.00 1,019.14 5.71 1.14
Institutional 1,000.00 1,058.20 4.13 1,000.00 1,020.78 4.06 0.81
R-1 1,000.00 1,052.74 8.60 1,000.00 1,016.41 8.45 1.69
R-3 1,000.00 1,055.17 7.03 1,000.00 1,017.95 6.90 1.38
R-4 1,000.00 1,056.00 6.07 1,000.00 1,018.89 5.96 1.19
R-5 1,000.00 1,057.51 5.46 1,000.00 1,019.49 5.36 1.07
MidCap S&P 400 Index Fund
Class J 1,000.00 1,030.44 1.96 1,000.00 1,022.86 1.96 0.39
Institutional 1,000.00 1,031.78 1.16 1,000.00 1,023.65 1.15 0.23
R-1 1,000.00 1,027.13 5.23 1,000.00 1,019.64 5.21 1.04
R-3 1,000.00 1,029.06 3.67 1,000.00 1,021.17 3.66 0.73
R-4 1,000.00 1,029.90 2.72 1,000.00 1,022.12 2.71 0.54
R-5 1,000.00 1,030.38 2.11 1,000.00 1,022.71 2.11 0.42
R-6 1,000.00 1,031.57 0.81 1,000.00 1,024.00 0.80 0.16
MidCap Value Fund I
Class A 1,000.00 1,027.17 5.53 1,000.00 1,019.34 5.51 1.10
Class J 1,000.00 1,028.13 4.43 1,000.00 1,020.43 4.41 0.88
Institutional 1,000.00 1,029.05 3.47 1,000.00 1,021.37 3.46 0.69
R-1 1,000.00 1,025.26 7.53 1,000.00 1,017.36 7.50 1.50
R-3 1,000.00 1,026.25 5.98 1,000.00 1,018.89 5.96 1.19
R-4 1,000.00 1,027.27 5.03 1,000.00 1,019.84 5.01 1.00
R-5 1,000.00 1,028.19 4.43 1,000.00 1,020.43 4.41 0.88
R-6 1,000.00 1,029.59 3.12 1,000.00 1,021.72 3.11 0.62
Money Market Fund
Class A 1,000.00 1,019.93 2.50 1,000.00 1,022.32 2.51 0.50
Class J 1,000.00 1,020.11 2.30 1,000.00 1,022.51 2.31 0.46

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Beginning Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Annualized
Expense
Ratio
Overseas Fund
Institutional $ 1,000.00 $ 1,307.74 $ 5.38 $ 1,000.00 $ 1,020.13 $ 4.71 0.94%
R-3 1,000.00 1,303.57 8.51 1,000.00 1,017.41 7.45 1.49
R-4 1,000.00 1,304.40 7.43 1,000.00 1,018.35 6.51 1.30
Principal Capital Appreciation Fund
Class A 1,000.00 1,081.01 3.97 1,000.00 1,020.98 3.86 0.77
Class C 1,000.00 1,076.29 8.70 1,000.00 1,016.41 8.45 1.69
Institutional 1,000.00 1,082.65 2.32 1,000.00 1,022.56 2.26 0.45
R-1 1,000.00 1,078.13 6.80 1,000.00 1,018.25 6.61 1.32
R-3 1,000.00 1,079.89 5.21 1,000.00 1,019.79 5.06 1.01
R-4 1,000.00 1,080.69 4.23 1,000.00 1,020.73 4.11 0.82
R-5 1,000.00 1,081.47 3.61 1,000.00 1,021.32 3.51 0.70
Principal LifeTime 2010 Fund
Class A 1,000.00 1,070.81 1.95 1,000.00 1,022.91 1.91 0.38
Class J 1,000.00 1,070.98 1.03 1,000.00 1,023.80 1.00 0.20
Institutional 1,000.00 1,072.70 0.10 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 1,068.75 4.57 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 1,069.21 2.98 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 1,071.11 2.00 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 1,071.05 1.39 1,000.00 1,023.46 1.35 0.27
Principal LifeTime 2015 Fund
Institutional 1,000.00 1,074.48 0.10 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 1,068.53 4.56 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 1,070.95 2.98 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 1,072.60 2.00 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 1,071.57 1.39 1,000.00 1,023.46 1.35 0.27
Principal LifeTime 2020 Fund
Class A 1,000.00 1,076.03 1.90 1,000.00 1,022.96 1.86 0.37
Class J 1,000.00 1,076.67 0.88 1,000.00 1,023.95 0.85 0.17
Institutional 1,000.00 1,077.15 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,072.73 4.52 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,074.60 2.93 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,075.71 1.96 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,076.35 1.34 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2025 Fund
Institutional 1,000.00 1,082.05 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,078.67 4.54 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,078.49 2.94 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,080.78 1.96 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,082.00 1.34 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2030 Fund
Class A 1,000.00 1,086.84 1.97 1,000.00 1,022.91 1.91 0.38
Class J 1,000.00 1,088.02 0.93 1,000.00 1,023.90 0.90 0.18
Institutional 1,000.00 1,089.59 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,083.93 4.55 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,085.79 2.95 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,086.90 1.97 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,087.76 1.35 1,000.00 1,023.51 1.30 0.26

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Beginning Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Annualized
Expense
Ratio
Principal LifeTime 2035 Fund
Institutional $ 1,000.00 $ 1,093.02 $ 0.05 $ 1,000.00 $ 1,024.74 $ 0.05 0.01%
R-1 1,000.00 1,088.77 4.56 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,089.70 2.95 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,090.67 1.97 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,091.79 1.35 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2040 Fund
Class A 1,000.00 1,094.83 1.97 1,000.00 1,022.91 1.91 0.38
Class J 1,000.00 1,095.42 0.99 1,000.00 1,023.85 0.95 0.19
Institutional 1,000.00 1,097.04 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,092.26 4.57 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,094.70 2.96 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,095.12 1.97 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,095.69 1.35 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2045 Fund
Institutional 1,000.00 1,099.83 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,094.40 4.57 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,096.88 2.96 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,097.42 1.98 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,098.04 1.35 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2050 Fund
Class A 1,000.00 1,100.33 1.98 1,000.00 1,022.91 1.91 0.38
Class J 1,000.00 1,101.44 1.15 1,000.00 1,023.70 1.10 0.22
Institutional 1,000.00 1,101.94 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,096.87 4.58 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 1,098.90 2.97 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 1,100.13 1.98 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 1,100.48 1.35 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2055 Fund
Institutional 1,000.00 1,102.24 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,097.73 4.63 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 1,098.99 3.02 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 1,099.41 2.03 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 1,100.51 1.41 1,000.00 1,023.46 1.35 0.27
Principal LifeTime 2060 Fund
Class J 1,000.00 1,100.13 1.98 1,000.00 1,022.91 1.91 0.38
Institutional 1,000.00 1,101.80 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 1,096.93 4.63 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 1,099.35 3.02 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 1,100.42 2.03 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 1,100.29 1.41 1,000.00 1,023.46 1.35 0.27
Principal LifeTime 2065 Fund
Institutional 1,000.00 1,101.16 0.21 1,000.00 1,024.60 0.20 0.04
R-1 1,000.00 1,097.21 4.68 1,000.00 1,020.33 4.51 0.90
R-3 1,000.00 1,098.60 3.07 1,000.00 1,021.87 2.96 0.59
R-4 1,000.00 1,099.05 2.08 1,000.00 1,022.81 2.01 0.40
R-5 1,000.00 1,100.58 1.46 1,000.00 1,023.41 1.40 0.28

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Beginning Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Annualized
Expense
Ratio
Principal LifeTime 2070 Fund
Class J $ 1,000.00 $ 1,034.00 $ 0.50
(c)
$ 1,000.00 $ 1,023.31 $ 1.51 0.30%
Institutional 1,000.00 1,033.00 0.08
(c)
1,000.00 1,024.55 0.25 0.05
R-1 1,000.00 1,032.00 1.55
(c)
1,000.00 1,020.18 4.66 0.93
R-3 1,000.00 1,033.00 1.04
(c)
1,000.00 1,021.72 3.11 0.62
R-4 1,000.00 1,033.00 0.72
(c)
1,000.00 1,022.66 2.16 0.43
R-5 1,000.00 1,033.00 0.52
(c)
1,000.00 1,023.26 1.56 0.31
Principal LifeTime Hybrid 2015 Fund
Class J 1,000.00 1,068.98 1.03 1,000.00 1,023.80 1.00 0.20
Institutional 1,000.00 1,069.91 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,070.12 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2020 Fund
Class J 1,000.00 1,072.36 0.87 1,000.00 1,023.95 0.85 0.17
Institutional 1,000.00 1,073.19 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,073.54 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2025 Fund
Class J 1,000.00 1,076.68 0.88 1,000.00 1,023.95 0.85 0.17
Institutional 1,000.00 1,077.37 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,077.69 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2030 Fund
Class J 1,000.00 1,082.39 0.88 1,000.00 1,023.95 0.85 0.17
Institutional 1,000.00 1,083.14 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,082.69 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2035 Fund
Class J 1,000.00 1,085.43 0.93 1,000.00 1,023.90 0.90 0.18
Institutional 1,000.00 1,086.25 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,086.47 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2040 Fund
Class J 1,000.00 1,088.97 0.98 1,000.00 1,023.85 0.95 0.19
Institutional 1,000.00 1,089.69 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,089.91 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2045 Fund
Class J 1,000.00 1,090.91 1.14 1,000.00 1,023.70 1.10 0.22
Institutional 1,000.00 1,091.97 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,091.34 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2050 Fund
Class J 1,000.00 1,092.18 1.30 1,000.00 1,023.55 1.25 0.25
Institutional 1,000.00 1,092.85 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,093.20 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2055 Fund
Class J 1,000.00 1,092.27 1.56 1,000.00 1,023.31 1.51 0.30
Institutional 1,000.00 1,093.03 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,093.19 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2060 Fund
Class J 1,000.00 1,092.49 1.56 1,000.00 1,023.31 1.51 0.30
Institutional 1,000.00 1,093.56 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,094.15 0.10 1,000.00 1,024.70 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Beginning Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid 2065 Fund
Class J $ 1,000.00 $ 1,091.79 $ 1.56 $ 1,000.00 $ 1,023.31 $ 1.51 0.30%
Institutional 1,000.00 1,093.60 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,093.52 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2070 Fund
Class J 1,000.00 1,032.00 0.50
(c)
1,000.00 1,023.31 1.51 0.30
Institutional 1,000.00 1,031.00 0.08
(c)
1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,032.00 0.03
(c)
1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid Income Fund
Class J 1,000.00 1,068.16 1.08 1,000.00 1,023.75 1.05 0.21
Institutional 1,000.00 1,069.51 0.26 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 1,069.77 0.10 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Strategic Income Fund
Class A 1,000.00 1,070.90 1.95 1,000.00 1,022.91 1.91 0.38
Class J 1,000.00 1,072.10 1.18 1,000.00 1,023.65 1.15 0.23
Institutional 1,000.00 1,072.95 0.10 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 1,068.05 4.56 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 1,069.93 2.98 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 1,070.69 2.00 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 1,070.94 1.39 1,000.00 1,023.46 1.35 0.27
Real Estate Securities Fund
Class A 1,000.00 1,043.96 6.03 1,000.00 1,018.89 5.96 1.19
Class C 1,000.00 1,039.70 10.47 1,000.00 1,014.53 10.34 2.07
Class J 1,000.00 1,044.46 5.68 1,000.00 1,019.24 5.61 1.12
Institutional 1,000.00 1,045.77 4.36 1,000.00 1,020.53 4.31 0.86
R-1 1,000.00 1,041.61 8.50 1,000.00 1,016.46 8.40 1.68
R-3 1,000.00 1,043.21 6.94 1,000.00 1,018.00 6.85 1.37
R-4 1,000.00 1,044.18 5.98 1,000.00 1,018.94 5.91 1.18
R-5 1,000.00 1,044.57 5.37 1,000.00 1,019.54 5.31 1.06
R-6 1,000.00 1,045.69 4.11 1,000.00 1,020.78 4.06 0.81
SAM Balanced Portfolio
Class A 1,000.00 1,081.53 3.20 1,000.00 1,021.72 3.11 0.62
Class C 1,000.00 1,077.24 7.26 1,000.00 1,017.80 7.05 1.41
Class J 1,000.00 1,082.53 2.32 1,000.00 1,022.56 2.26 0.45
Institutional 1,000.00 1,083.57 1.55 1,000.00 1,023.31 1.51 0.30
R-1 1,000.00 1,078.63 5.98 1,000.00 1,019.04 5.81 1.16
R-3 1,000.00 1,080.30 4.38 1,000.00 1,020.58 4.26 0.85
R-4 1,000.00 1,080.97 3.41 1,000.00 1,021.52 3.31 0.66
R-5 1,000.00 1,081.62 2.79 1,000.00 1,022.12 2.71 0.54
SAM Conservative Balanced Portfolio
Class A 1,000.00 1,073.27 3.19 1,000.00 1,021.72 3.11 0.62
Class C 1,000.00 1,068.87 7.23 1,000.00 1,017.80 7.05 1.41
Class J 1,000.00 1,074.49 2.31 1,000.00 1,022.56 2.26 0.45
Institutional 1,000.00 1,075.92 1.60 1,000.00 1,023.26 1.56 0.31
R-1 1,000.00 1,070.33 6.01 1,000.00 1,018.99 5.86 1.17
R-3 1,000.00 1,072.20 4.42 1,000.00 1,020.53 4.31 0.86
R-4 1,000.00 1,072.85 3.44 1,000.00 1,021.47 3.36 0.67
R-5 1,000.00 1,073.68 2.83 1,000.00 1,022.07 2.76 0.55

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Beginning Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Annualized
Expense
Ratio
SAM Conservative Growth Portfolio
Class A $ 1,000.00 $ 1,089.01 $ 3.21 $ 1,000.00 $ 1,021.72 $ 3.11 0.62%
Class C 1,000.00 1,085.09 7.24 1,000.00 1,017.85 7.00 1.40
Class J 1,000.00 1,089.62 2.38 1,000.00 1,022.51 2.31 0.46
Institutional 1,000.00 1,090.87 1.56 1,000.00 1,023.31 1.51 0.30
R-1 1,000.00 1,086.30 6.05 1,000.00 1,018.99 5.86 1.17
R-3 1,000.00 1,087.81 4.45 1,000.00 1,020.53 4.31 0.86
R-4 1,000.00 1,089.26 3.47 1,000.00 1,021.47 3.36 0.67
R-5 1,000.00 1,089.37 2.85 1,000.00 1,022.07 2.76 0.55
SAM Flexible Income Portfolio
Class A 1,000.00 1,066.19 3.13 1,000.00 1,021.77 3.06 0.61
Class C 1,000.00 1,061.76 7.16 1,000.00 1,017.85 7.00 1.40
Class J 1,000.00 1,066.86 2.25 1,000.00 1,022.61 2.21 0.44
Institutional 1,000.00 1,067.02 1.64 1,000.00 1,023.21 1.61 0.32
R-1 1,000.00 1,063.01 5.98 1,000.00 1,018.99 5.86 1.17
R-3 1,000.00 1,065.34 4.40 1,000.00 1,020.53 4.31 0.86
R-4 1,000.00 1,065.30 3.43 1,000.00 1,021.47 3.36 0.67
R-5 1,000.00 1,065.98 2.82 1,000.00 1,022.07 2.76 0.55
SAM Strategic Growth Portfolio
Class A 1,000.00 1,100.11 3.28 1,000.00 1,021.67 3.16 0.63
Class C 1,000.00 1,095.52 7.53 1,000.00 1,017.60 7.25 1.45
Class J 1,000.00 1,100.57 2.50 1,000.00 1,022.41 2.41 0.48
Institutional 1,000.00 1,101.97 1.56 1,000.00 1,023.31 1.51 0.30
R-1 1,000.00 1,097.58 6.08 1,000.00 1,018.99 5.86 1.17
R-3 1,000.00 1,099.13 4.48 1,000.00 1,020.53 4.31 0.86
R-4 1,000.00 1,100.44 3.49 1,000.00 1,021.47 3.36 0.67
R-5 1,000.00 1,100.59 2.86 1,000.00 1,022.07 2.76 0.55
Short-Term Income Fund
Class A 1,000.00 1,038.83 3.24 1,000.00 1,021.62 3.21 0.64
Class C 1,000.00 1,033.85 8.12 1,000.00 1,016.81 8.05 1.61
Class J 1,000.00 1,038.97 3.13 1,000.00 1,021.72 3.11 0.62
Institutional 1,000.00 1,039.98 2.12 1,000.00 1,022.71 2.11 0.42
R-1 1,000.00 1,035.68 6.36 1,000.00 1,018.55 6.31 1.26
R-3 1,000.00 1,037.24 4.80 1,000.00 1,020.08 4.76 0.95
R-4 1,000.00 1,038.24 3.84 1,000.00 1,021.03 3.81 0.76
R-5 1,000.00 1,038.82 3.24 1,000.00 1,021.62 3.21 0.64
SmallCap Fund
Class A 1,000.00 987.37 5.72 1,000.00 1,019.04 5.81 1.16
Class C 1,000.00 982.71 10.23 1,000.00 1,014.48 10.39 2.08
Class J 1,000.00 987.57 4.98 1,000.00 1,019.79 5.06 1.01
Institutional 1,000.00 988.46 4.19 1,000.00 1,020.58 4.26 0.85
R-1 1,000.00 985.22 7.97 1,000.00 1,016.76 8.10 1.62
R-3 1,000.00 986.39 6.45 1,000.00 1,018.30 6.56 1.31
R-4 1,000.00 987.16 5.52 1,000.00 1,019.24 5.61 1.12
R-5 1,000.00 987.65 4.93 1,000.00 1,019.84 5.01 1.00
R-6 1,000.00 989.28 3.75 1,000.00 1,021.03 3.81 0.76
SmallCap Growth Fund I
Class J 1,000.00 1,026.26 5.73 1,000.00 1,019.14 5.71 1.14
Institutional 1,000.00 1,027.61 4.88 1,000.00 1,019.98 4.86 0.97
R-1 1,000.00 1,023.91 8.63 1,000.00 1,016.27 8.60 1.72
R-3 1,000.00 1,025.46 7.08 1,000.00 1,017.80 7.05 1.41
R-4 1,000.00 1,026.60 6.13 1,000.00 1,018.74 6.11 1.22
R-5 1,000.00 1,026.34 5.53 1,000.00 1,019.34 5.51 1.10
R-6 1,000.00 1,028.36 4.22 1,000.00 1,020.63 4.21 0.84

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Beginning Account
Value November
1, 2022
Ending Account
Value April 30,
2023
Expenses Paid
During Period
November 1,
2022 to April 30,
2023
(a)
Annualized
Expense
Ratio
SmallCap S&P 600 Index Fund
Class J $ 1,000.00 $ 967.03 $ 2.00 $ 1,000.00 $ 1,022.76 $ 2.06 0.41%
Institutional 1,000.00 967.66 1.02 1,000.00 1,023.75 1.05 0.21
R-1 1,000.00 963.89 5.06 1,000.00 1,019.64 5.21 1.04
R-3 1,000.00 965.17 3.56 1,000.00 1,021.17 3.66 0.73
R-4 1,000.00 965.95 2.63 1,000.00 1,022.12 2.71 0.54
R-5 1,000.00 966.65 2.05 1,000.00 1,022.71 2.11 0.42
R-6 1,000.00 968.18 0.78 1,000.00 1,024.00 0.80 0.16
SmallCap Value Fund II
Class J 1,000.00 987.43 6.41 1,000.00 1,018.35 6.51 1.30
Institutional 1,000.00 987.37 4.73 1,000.00 1,020.03 4.81 0.96
R-1 1,000.00 983.61 8.90 1,000.00 1,015.82 9.05 1.81
R-3 1,000.00 985.84 7.39 1,000.00 1,017.36 7.50 1.50
R-4 1,000.00 987.01 6.45 1,000.00 1,018.30 6.56 1.31
R-5 1,000.00 987.27 5.86 1,000.00 1,018.89 5.96 1.19
R-6 1,000.00 988.69 4.59 1,000.00 1,020.18 4.66 0.93
Tax-Exempt Bond Fund
Class A 1,000.00 1,080.87 4.39 1,000.00 1,020.58 4.26 0.85
Class C 1,000.00 1,076.01 8.80 1,000.00 1,016.31 8.55 1.71
Institutional 1,000.00 1,083.97 2.89 1,000.00 1,022.02 2.81 0.56
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,080.87 3.82 1,000.00 1,021.12 3.71 0.74
Class C 1,000.00 1,076.01 8.24 1,000.00 1,016.86 8.00 1.60
Institutional 1,000.00 1,083.97 2.33 1,000.00 1,022.56 2.26 0.45
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 12, 2022, to April 30, 2023), multiplied by 139/365 (to reflect the period since inception).
(c)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 1, 2023, to April 30, 2023), multiplied by
60/365 (to reflect the period since inception).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2022, January 2023,
February 2023, March 2023, April 2023 and May 2023 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
December 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Diversified International Fund 63.44 0.00 36.56
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Global Emerging Markets Fund 48.55 0.00 51.45
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 18.80 0.00 81.20
High Yield Fund 0.00 0.00 100.00
Inflation Protection Fund 99.71 0.00 0.29
International Fund I 96.48 0.00 3.52
Overseas Fund 91.09 0.00 8.91
Principal LifeTime Hybrid 2050 Fund 99.99 0.01 0.00
Principal LifeTime Hybrid 2055 Fund 99.94 0.06 0.00
Principal LifeTime Hybrid 2065 Fund 98.41 1.59 0.00
SAM Strategic Growth Portfolio 96.10 3.90 0.00
January 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 87.48 0.00 12.52
February 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 73.53 0.00 26.47
March 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 0.00 0.00 100.00
High Yield Fund 0.00 0.00 100.00

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
April 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 23.52 0.00 76.48
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 94.60 0.00 5.40
May 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 26.89 0.00 73.11
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 87.17 0.00 12.83

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment
Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”)
serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal
Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board
Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September
14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 130 McClatchy Newspapers, Inc. (2000-
2020); Frontier Communications, Inc.
(2005-2019)
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
130 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services) Global Partner, IBM
(technology company) from 2016-2018
130 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 130 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
130 MAM USA (2011-present)
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
130 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
130 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
130 None

INTERESTED BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 130 SpartanNash (2000-2022)
Mary M. VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. (financial
and management consulting)
130 Helmerich & Payne (2019-present);
Denbury Resources Inc. (2019-2020)
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Global Investors, LLC (“PGI”) 130 None
Chair and Board Member since 2023
Chief Executive Officer and President
since 2019
Chair, Executive Committee
1972
Director since 2019
President-Principal Funds since 2019
Principal Funds Distributor, Inc. (“PFD”)
Director since 2019
Principal Financial Group, Inc. (“PFGI”), Principal
Financial Services, Inc. (“PFSI”), and Principal Life
Insurance Company (“PLIC”)
Senior Executive Managing Director – Global
Head of Investments – Principal Asset Management
(“PAM”) since 2023
Senior Executive Director and Chief Operating
Officer - PAM since 2023
Senior Executive Director and Chief Operating
Officer - PGI (2020-2022)
President-Principal Funds (2019-2020)
Post Advisory Group, LLC (“Post”)
Director since 2020
Principal Real Estate Investors, LLC (“PREI”)
Senior Executive Director and Chief Operating
Officer - PGI since 2022
Director since 2020
Principal Shareholder Services, Inc. (“PSS”)
Executive Vice President since 2019
Director and Chair (2019-2022)
Spectrum Asset Management (“Spectrum”)
Director since 2021
Origin Asset Management (“Origin”)
Additional Director since 2022
OppenheimerFunds
Senior Vice President (2011-2019)

Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Patrick G. Halter PGI 130 None
Board Member since 2017
Member, Executive Committee
1959
Chair since 2018
Chief Executive Officer and
President since 2018
Director since 2003
PFGI, PFSI, and PLIC
President and Chief Executive Officer – PAM) since
2022
President – Principal Global Asset Management
(“PGAM”) (2020-2022)
Post
Director since 2017
Chair (2017-2020)
PREI
President - PGAM since 2022
Director and Chair since 2004
Chief Executive Officer and
President (2018-2021)
Origin
Director (2018-2019)
Kenneth A. McCullum PGI 130
Board Member since 2023
1964
Director since 2020
PFGI, PFSI, and PLIC
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)
Principal Securities, Inc. (“PSI”)
Director since 2020
PSS
Director since 2020

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, Business Owner
Ecosystem, Inc. (“BOE - formerly, RobustWealth,
Inc.”) since 2018
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFGI since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, PSI since 2016
Vice President and Treasurer, PSS since 2016
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)
Secretary, Advisers Investment Trust (2021-2022)
Assistant Secretary, Advisers Investment Trust
(2018-2021)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Vice President, PSS since 2015

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Operations Officer, PFD since 2022
Chief Financial Officer – PFD (2016-2022)
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods PGI
Counsel, Vice President, and Assistant
Secretary
Des Moines, IA 50392
1961
Vice President, Associate General Counsel, and
Assistant Secretary since 2021
Vice President, Associate General Counsel, and
Secretary (2020-2021)
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary (2018-2020)
BOE (formerly, RobustWealth, Inc.)
Vice President, Associate General Counsel, and
Assistant Corporate Secretary since 2019
PFD
Vice President, Associate General Counsel, and
Secretary since 2022
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2022)
PFSI
Vice President, Associate Counsel, Governance
Officer, and Assistant Corporate Secretary since
2015
PLIC
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary since 2015
Post
Assistant Secretary since 2021
Secretary (2020-2021)
PREI
Vice President, Associate General Counsel,
Governance Officer, and Secretary since 2020
Vice President, Associate Counsel, Governance
Officer, and Assistant Corporate Secretary (2020)
PSI
Vice President, Associate General Counsel, and
Secretary (2021-2022)
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2021)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The
Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated March 31, 2023
(and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 219971, Kansas City,
MO 64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/prospectuses.
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods (continued) PSS
Vice President, Associate General Counsel, and
Secretary since 2021
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2021)
Spectrum
Assistant Secretary since 2021
Secretary (2020-2021)
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
Securities and Exchange Commission (“SEC”) website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC website at www.sec.gov. In addition, the first and third quarter portfolio holdings are available at www.PrincipalAM.com.
Government Money Market Fund and Money Market Fund each file a complete schedule of investments with the SEC monthly on Form
N-MFP. Form N-MFP is available on the SEC website at www.sec.gov. In addition, the monthly portfolio holdings are available for
Government Money Market Fund and Money Market Fund at www.PrincipalAM.com.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 15, 2023 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc.,  excluding the money market funds (each, a “Fund”), pursuant to Rule 22e-
4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2022 through December
31, 2022 (the “Reporting Period”).  At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk
Management Committee (the “Committee”)  addressed the operation, adequacy and effectiveness of the Program,  the operation of each
Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the following (1) a Management Agreement with Principal Global Investors LLC (“PGI” or the “Manager”) related to the newly formed Principal Lifetime 2070 Fund and the Principal Lifetime Hybrid 2070 Fund; (2) an Amended
Subadvisory Agreement between PGI and T. Rowe Price Associates, Inc. related to the LargeCap Growth Fund I; and
(3) an Amended Subadvisory Agreement between PGI and Victory Capital Management, Inc. related to the MidCap
Value Fund I.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2022 annual renewal of the management agreements for the other Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other Principal Funds under their respective management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the other Principal Funds; and (3)
considered the compliance program established by the Manager for the Principal Funds and their respective series, as applicable, the quality of that program and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Funds under the Management Agreement are expected to be satisfactory.
Investment Performance
For each Fund, the Board reviewed the historical oneyear, three-year and since inception (September 6, 2017)
performance returns as of June 30, 2022, in each case net of proposed fees, of another series of PFI that is managed by the Manager in accordance with a strategy that is a close proxy to the strategy that will be used in managing the
Fund’s portfolio, as compared to the historical performance returns of a relevant benchmark index for the Fund and a relevant Morningstar category. The Board concluded, based upon the information provided, that the Manager is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed management fee rate for each Fund and considered whether there are economies of scale with respect to the services to be provided to each Fund under the Management Agreement. The Board noted
that the proposed management fee for each Fund was a flat fee of 0 basis points. The Board also considered each
Fund’s projected actual non-management expenses, which include the fees and expenses of the underlying Principal
Funds in which each Fund is expected to invest, and noted that the Board separately evaluated the fees and expenses of the underlying Principal Funds as part of their annual evaluation of the advisory contracts for the Principal Funds and concluded such fees and expenses were reasonable.
In addition, in evaluating the management fees, the Board considered the Manager’s forecasted profitability for each
Fund, which included a consideration of the profitability to the Manager of each Fund’s investments in affiliated underlying funds that pay management fees to the Manager. On the basis of the information provided, the Board concluded that the proposed management fee for each Fund was reasonable.
Other Benefits
The Board also considered the character and amount of other incidental benefits to be received by the Manager. The
Board further noted the Manager’s statement that there would be no known fall-out benefits from its relationship to the Fund. The Board concluded that, on the basis of the information provided, the incidental benefits to be received by the Manager were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of each Fund.
Approval of Amended Subadvisory Agreement for LargeCap Growth Fund I
On April 27, 2023, the Board to consider for LargeCap Growth Fund I (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and T. Rowe Price Associates, Inc.) (the
“Subadvisor”) in connection with a proposal to amend the subadvisory fee schedule in the Subadvisory Agreement to reduce the subadvisory fee rate payable at certain asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment of the Sub-Advisory
Agreement and noted that because the sub-advisory fee was paid by the Manager, the amendment would not change the management fee rate paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Subadvisor provides to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects.
The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2022 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the
Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement.
Approval of Amended Subadvisory Agreement for MidCap Value Fund I
On April 27, 2023, the Board met to consider for the MidCap Value Fund I (a “Fund”) the approval of an amended subadvisory agreement (a “ Subadvisory Agreement”) between the Manager and Victory Capital Management, Inc.
(a “Subadvisor”) in connection with a proposal to amend the subadvisory fee schedule to reduce the subadvisory fee rate payable at certain asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment of the Subadvisory
Agreement and noted that because the subadvisory fee was paid by the Manager, the amendment would not change the management fee rate paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Subadvisor provides to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects.
The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2022 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the
Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement.

Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held April 26, 2023
1. Election of thirteen Directors as members of the Board of Directors
2. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend sub-advisory agreements with all sub-advisors, regardless of the degree of affiliation, as described in the proposal, on behalf of the Fund without obtaining shareholder approval
For Withheld
Leroy T. Barnes 13,838,156,692.07 479,454,930.15
Craig Damos 13,876,887,145.82 440,724,476.41
Katharin S. Dyer 13,935,882,675.86 381,722,484.94
Frances P. Grieb 13,950,190,357.54 367,414,803.26
Fritz S. Hirsch 13,837,413,055.72 480,198,566.51
Victor L. Hymes 13,866,266,424.44 451,338,736.37
Padelford L. Lattimer 13,839,585,672.53 478,019,488.27
Karen McMillan 13,956,813,904.05 360,791,256.76
Elizabeth A. Nickels 13,931,814,395.50 385,790,765.30
Mary M. VanDeWeghe 13,952,442,370.74 365,162,790.07
Kamal Bhatia 13,857,597,393.17 460,007,767.64
Patrick G. Halter 13,881,105,933.35 436,499,227.45
Kenneth A. McCullum 13,897,095,915.34 420,509,245.46
For Against Abstain Broker Non-Vote
California Municipal Fund 18,164,589.28 653,130.30 1,145,771.71 21,605,045.00
Core Fixed Income Fund 890,022,897.31 107,163,957.55 31,476,903.72 68,976,206.00
Core Plus Bond Fund 30,259,834.38 2,994,027.05 1,903,711.16 27,678,842.00
Diversified Income Fund 86,783,911.69 4,962,372.43 3,441,045.34 85,023,600.00
Diversified International Fund 278,778,493.46 30,316,831.77 17,753,600.48 25,262,304.00
Equity Income Fund 150,049,254.98 12,691,116.05 7,381,491.40 55,002,944.00
Finisterre Emerging Markets Total Return Bond Fund 28,183,661.16 461,099.48 127,315.63 15,300,807.00
Emerging Markets Fund 4,535,318.22 643,979.34 193,804.34 3,480,258.00
Global Real Estate Securities Fund 87,508,177.53 25,578,847.97 1,308,554.28 73,541,208.00
Government & High Quality Bond Fund 38,739,168.47 3,889,191.18 1,526,856.82 17,131,538.00
Government Money Market Fund 2,829,139,636.90 - - -
High Income Fund 378,337,952.49 335,423.07 - 477,445.00
High Yield Fund 172,361,284.08 4,646,986.65 4,280,545.29 68,257,369.62
Inflation Protection Fund 141,348,564.43 52,412,368.24 338,287.57 6,238,477.00
International Fund I 17,683,022.87 597,794.75 56,226.63 5,552,286.00
LargeCap Growth Fund I 400,409,897.40 67,515,168.55 15,570,682.06 142,237,899.00
LargeCap S&P 500 Index Fund 196,636,206.60 23,201,676.31 11,999,023.49 29,499,218.00
LargeCap Value Fund III 122,050,027.88 16,676,283.28 2,848,091.16 11,081,233.00
MidCap Fund 333,047,485.39 8,294,771.55 5,398,251.79 140,760,896.30
MidCap Growth Fund 19,487,610.07 1,031,014.20 469,767.37 4,259,011.00
MidCap Growth Fund III 105,123,011.66 4,069,233.86 1,507,965.78 176,290.00
MidCap S&P 400 Index Fund 40,734,768.26 5,621,107.51 1,452,361.84 5,374,174.00
Midcap Value Fund I 215,851,288.34 7,270,150.85 1,399,364.01 12,930,871.00
Money Market Fund 564,853,728.64 165,255,676.69 63,791,593.78 43,385,594.00
Overseas Fund 168,447,955.59 16,371,960.44 5,301,735.42 20,785,281.00
Principal Capital Appreciation Fund 31,563,427.23 4,181,109.59 2,240,159.33 11,993,758.00
Principal LifeTime Strategic Income Fund 21,997,798.87 3,843,494.26 3,119,995.88 1,086,717.00
Principal LifeTime 2010 Fund 32,646,264.95 5,491,699.73 3,917,623.02 1,395,525.00
Principal LifeTime 2015 Fund 26,970,289.03 11,172.84 2,518,785.30 375,343.00
Principal LifeTime 2020 Fund 163,096,938.09 24,976,752.34 15,278,252.16 4,950,042.00
Principal LifeTime 2025 Fund 118,555,066.65 2,496,188.27 12,399,050.65 2,140,290.00
Principal LifeTime 2030 Fund 292,427,267.98 59,375,990.21 16,105,102.46 7,907,449.00
Principal LifeTime 2035 Fund 86,158,402.49 12,659,765.07 27,307,286.49 1,315,017.00
Principal LifeTime 2040 Fund 175,743,574.69 57,535,234.95 23,503,887.95 4,405,738.00
Principal LifeTime 2045 Fund 63,163,835.52 22,768,943.76 902,360.37 493,185.00
Principal LifeTime 2050 Fund 124,838,363.24 24,158,265.80 9,416,226.99 2,289,215.00
Principal LifeTime 2055 Fund 19,850,629.82 28,442,254.46 495,046.70 253,514.00
Principal LifeTime 2060 Fund 31,175,963.94 8,022,915.85 5,812,164.89 282,311.00
Principal LifeTime 2065 Fund 3,860,025.49 2,564,176.59 2,105,389.72 -

For Against Abstain Broker Non-Vote
Principal LifeTime Hybrid Income Fund 6,118,021.86 2,175,268.98 1,160,196.90 101,840.00
Principal LifeTime Hybrid 2015 Fund 14,213,469.18 921,112.54 1,891,178.90 163,982.00
Principal LifeTime Hybrid 2020 Fund 30,810,036.72 3,583,617.19 5,767,231.37 452,407.00
Principal LifeTime Hybrid 2025 Fund 37,505,828.59 4,994,491.02 5,259,638.68 630,753.00
Principal LifeTime Hybrid 2030 Fund 32,129,562.72 8,880,274.89 3,198,339.72 1,196,317.00
Principal LifeTime Hybrid 2035 Fund 27,956,676.27 2,671,537.70 1,081,458.76 1,308,168.00
Principal LifeTime Hybrid 2040 Fund 25,146,602.90 6,041,400.16 617,687.92 1,454,767.00
Principal LifeTime Hybrid 2045 Fund 14,038,213.87 3,212,170.32 2,697,343.47 953,665.00
Principal LifeTime Hybrid 2050 Fund 14,475,444.09 2,828,562.09 126,605.58 1,100,121.00
Principal LifeTime Hybrid 2055 Fund 4,912,733.45 1,529,589.89 2,650,382.99 180,337.00
Principal LifeTime Hybrid 2060 Fund 1,772,050.81 2,103,622.80 25,412.58 101,432.00
Principal LifeTime Hybrid 2065 Fund 1,227,747.74 - - 1,508.00
Real Estate Securities Fund 82,440,936.98 4,894,458.94 2,125,781.25 61,113,159.00
SAM Balanced Portfolio 164,190,137.80 16,595,975.13 11,143,147.29 80,277,155.00
SAM Conservative Balanced Portfolio 92,643,877.16 12,896,199.76 9,995,796.12 27,570,966.00
SAM Conservative Growth Portfolio 87,774,160.86 14,022,071.39 11,455,873.82 46,329,100.00
SAM Flexible Income Portfolio 122,971,910.88 18,073,436.24 11,476,638.43 51,929,240.00
SAM Strategic Growth Portfolio 57,032,299.10 5,975,144.04 2,809,814.07 25,047,301.00
Short-Term Income Fund 165,252,690.08 8,513,894.52 2,193,060.42 39,344,754.00
SmallCap Fund 20,077,205.59 1,962,210.82 872,431.67 7,784,833.00
SmallCap Growth Fund I 103,003,096.49 11,892,550.30 4,206,050.31 10,308,908.00
SmallCap S&P 600 Index Fund 28,384,785.86 4,355,150.47 1,224,563.67 4,489,619.00
SmallCap Value Fund II 63,795,522.74 21,242,465.30 1,833,681.20 5,359,588.00
Tax-Exempt Bond Fund 25,113,480.88 1,807,450.65 1,207,286.16 31,385,853.00

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2023 Principal Financial Services, Inc. | FV942SAR-02 | 06/2023 | 2904786-6/2023

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	6/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	6/8/2023

By	/s/ Michael Scholten
            Michael Scholten, Chief Financial Officer

Date	6/8/2023